UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7272 Wisconsin Avenue, 21st Floor
Bethesda, MD 20814
(Address of principal executive offices) (Zip code)

Michael L. Sapir, CEO
ProShare Advisors LLC
7272 Wisconsin Avenue, 21st Floor
Bethesda, MD 20814
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (240) 497-6400
Date of fiscal year end: May 31
Date of reporting period: November 30, 2023
Item 1. Reports to Stockholders.
(a)   The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Proshares Trust
Distributor: SEI Investments Distribution Co.
SEMIANNUAL REPORT
NOVEMBER 30, 2023
Big Data Refiners ETF DAT
Decline of the Retail Store ETF EMTY
DJ Brookfield Global Infrastructure ETF TOLZ
Equities for Rising Rates ETF EQRR
Global Listed Private Equity ETF PEX
Hedge Replication ETF HDG
High Yield–Interest Rate Hedged HYHG
Inflation Expectations ETF RINF
Investment Grade–Interest Rate Hedged IGHG
K-1 Free Crude Oil Strategy ETF* OILK
Large Cap Core Plus CSM
Long Online/Short Stores ETF CLIX
Merger ETF MRGR
Metaverse ETF VERS
MSCI EAFE Dividend Growers ETF EFAD
MSCI Emerging Markets Dividend Growers ETF EMDV
MSCI Europe Dividend Growers ETF EUDV
MSCI Transformational Changes ETF ANEW
Nanotechnology ETF TINY
Nasdaq-100 Dorsey Wright Momentum ETF QQQA
On-Demand ETF OND
Online Retail ETF ONLN
Pet Care ETF PAWZ
Russell 2000 Dividend Growers ETF SMDV
Russell U.S. Dividend Growers ETF TMDV
S&P 500
®
Bond ETF SPXB
S&P 500
®
Dividend Aristocrats ETF NOBL
S&P 500
®
Ex-Energy ETF SPXE
S&P 500
®
Ex-Financials ETF SPXN
S&P 500
®
Ex-Health Care ETF SPXV
S&P 500
®
Ex-Technology ETF SPXT
S&P Global Core Battery Metals ETF ION
S&P Kensho Cleantech ETF CTEX
S&P Kensho Smart Factories ETF MAKX
S&P MidCap 400
®
Dividend Aristocrats ETF REGL
S&P Technology Dividend Aristocrats ETF TDV
Smart Materials ETF TINT
Supply Chain Logistics ETF SUPL
* The K-1 Free Crude Oil Strategy ETF fund is consolidated with Cayman Crude Oil Strategy Portfolio. A claim of exemption pursuant to the Commodity Futures Trading Commission (“CFTC”) Rule 4.7 has been made by the Investment Adviser with respect to these funds.
The exemption relieves these funds of certain disclosure and reporting obligations under the commodity pool rules of the CFTC.

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I Shareholder Letter
III Allocation of Portfolio Holdings
& Index Composition
XXX Expense Examples
1 Schedule of Portfolio Investments
94 Statements of Assets and
Liabilities
103 Statements of Operations
112 Statements of Changes in
Net Assets
126 Financial Highlights
147 Notes to Financial Statements
172 Liquidity Risk Management
Program
173 Board Approval of Investment
Advisory Agreement
177 Miscellaneous Information

PROSHARES.COM :: I
DEAR SHAREHOLDER:
Sentiments seem to have become more positive over the re-
porting period, though some concerns about inflation, the po-
tential for recession, and other market headwinds continue to linger. ProShares is committed to helping you, our investors, meet these challenging times by providing an innovative array of products and services designed to help you meet your objec-
tives under a range of conditions. Following is the ProShares
Trust Semiannual Report for the six months ended November
30, 2023.
Interest Rates Remain High Amid Moderating Inflation
Moderating but still elevated inflation and the possibility of recession continued to dominate economic policymaking over
the past six months. In the United States, the Federal Reserve continued to tighten monetary policy at the beginning of the period, raising its short-term rate to a target range of between
5.25% and 5.5% at its July meeting. Since then, however, the Fed has left rates unchanged, communicating that it will “let the data reveal the appropriate path” before it decides whether to begin lowering rates.
The picture was similar outside the United States. The Euro-
pean Central Bank (ECB) and Bank of England raised interest
rates through the summer but have since left them on hold.
ECB President Christine Lagarde has commented that rates
will stay high for “as long as necessary” to beat back inflation.
The Bank of Japan, which continued to hold its short-term rate at -0.1%, remains the lone exception in the developed world.
A Tale of Two Markets: Volatility, Then Recovery
In terms of market performance, the period can be roughly
divided into two segments. Through the end of the summer,
most asset classes and financial markets experienced volatil-
ity as investors tried to navigate elevated interest rates, high bond yields, and a resilient U.S. labor market. Since then, many markets have rallied, netting positive returns for the period. In the United States, the large-cap S&P 500
®
rose 10.2%, and the
Dow Jones Industrial Average
®
climbed 10.5%. The technology-
and growth-stock-heavy Nasdaq-100 Index also posted strong
returns, gaining 12.4%. Midsize and smaller company stocks
posted weaker but still-positive results for the period: The S&P
MidCap 400
®
climbed 7.4%, and the small-cap Russell 2000 ®
Index rose 4.2%. Nine of the S&P Sectors and Industry Indi-
ces posted gains, with the strongest performers being finan-
cials (14.1%), technology (13.3%), and communication services
(12.6%). Utilities (-1.7%) and consumer staples (-1.3%) declined for the period.
Most international equity markets also posted positive results for the period, though not as strong as U.S. domestic markets.
The MSCI EAFE Index
®
, which tracks developed markets out-
side North America, rose 5.1%, while the MSCI Emerging Mar-
kets Index
®
gained 4.6%. The MSCI Europe Index
®
climbed
5.3%, and the MSCI Japan Index
®
rose 6.2%. The notable excep-
tion to this positive performance was China, as the FTSE China
50
®
declined 2.2%.
Bonds generated mixed performance over the period. The
Bloomberg U.S. Aggregate Bond Index was roughly flat, losing
0.8%. Longer duration meant weaker returns: The Ryan Labs
Treasury 5-Year Index gained 2.3%, but the 10- and 30-Year In-
dexes lost 3.5% and 9.4%, respectively. High-yield corporate bonds, as measured by the Markit iBoxx $ Liquid High Yield
Index, gained 5.4%, while their investment-grade peers gained
1.0%.
U.S. Economy Shows Continued Resilience
Fears of recession remained unrealized during the period, and the potential for a soft landing seemed to grow. While U.S.
real GDP growth slowed slightly in the second quarter of 2023, third-quarter growth came in strong at 5.2%. The U.S. unem-
ployment rate ticked up slightly through the fall, but it remains low at 3.7%. The Bloomberg Dollar Spot Index was roughly flat for the period, declining 0.6%.
Investors Find Opportunities Amid Complex Markets
As markets responded to an array of challenges over the past six months—including uncertainty around the forward path of
interest rates and new outbreaks of geopolitical conflict—Pro-
Shares investors found potential opportunities across a range of strategies. Of note, investors in the technology sector, par-

II :: PROSHARES.COM
ticularly strategies linked to the technology- and growth-stock-
heavy Nasdaq-100, saw potential for gains. ProShares Trust
continued to innovate during the period by offering investors several new strategies for participating in the cryptocurrency markets and by launching an S&P 500 ETF powered by a daily
covered call strategy targeting both high income and S&P 500 returns over the long term.
Investors turn to ProShares ETFs for access to a breadth of in-
vestment choices across diverse market segments, enabling
them to adapt their investments to their latest market views.
We thank you for the trust and confidence you have placed in us by choosing ProShares, and we appreciate the opportunity
to continue serving your investment needs.
Sincerely,
Michael L. Sapir
Chairman of the Board of Trustees

ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2023 (UNAUDITED) :: III
PROSHARES TRUST
ALLOCATION OF PORTFOLIO HOLDINGS AND
INDEX COMPOSITION

IV :: NOVEMBER 30, 2023 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION
PROSHARES TRUST
ProShares Big Data Refiners ETF (Ticker: DAT)
ProShares Big Data Refiners ETF
(the “Fund”) seeks investment results, before fees and expenses, that track the performance of the FactSet Big Data Refiners Index (the “Index”). The Index consists of companies that provide analytics and infrastructure for managing and extracting information from large data sets. The Index includes companies whose principal business is the pro-
vision of analytics, software, hardware and other computing infrastructure for managing and extracting information from large structured and unstructured data sets, as determined by the Index methodology. The Index is owned and administered by FactSet
Research Systems, Inc. (the “Index Provider”). In order to be included in the Index, a company must be included in at least one of nine FactSet
®
Revere Business Industry Classification System Sub-Industries (“RBICS Sub-Industries”) that the Index Provider has identified as big data related. The nine eligible RBICS Sub-Industries are: Business Intelligence Software, Business Intelli-
gence/Data Warehousing Consulting, Customer Service Software, Data Storage Infrastructure Software, Enterprise Middleware
Software, Government and Public Service Industry Software, Information Storage Systems, Network Administration Software
and Peripheral and Other Commerce Equipment Makers. The Index is reconstituted and rebalanced semiannually in June and
December.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
ProShares Decline of the Retail Store ETF (Ticker: EMTY)
ProShares Decline of the Retail Store ETF
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the return of the Solactive-ProShares Bricks and Mortar Retail Store Index (the “Index”) for a single day, not for any other period. The Index is constructed and maintained by Solactive AG. The Index seeks to measure the performance of publicly traded “bricks and mortar” retail companies whose retail revenue is derived principally from in-store sales. Short ex-
posure may be attractive to investors who believe bricks and mortar stores face threats from ongoing trends, such as the growth of online shopping and markets oversaturated with stores. Companies must derive more than 50% of their global revenues from retail operations and more than 75% of their retail revenues from in-store sales to be included in the Index. In addition, a company must be domiciled in the US; its securities must be listed on a U.S. stock exchange and must meet certain liquidity and market capitalization requirements. The Index includes only U.S. companies. The Index is rebalanced monthly to equal weight and recon-
stituted in June each year.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 100%
Total Exposure 100%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
Splunk, Inc. 6.4%
MicroStrategy, Inc., Class A 6.4%
Nutanix, Inc., Class A 6.1%
Palantir Technologies, Inc., Class
A 6.0%
Datadog, Inc., Class A 5.1%
FactSet Big Data Refiners
Index – Composition
% of Index
Information Technology 99.3%
Consumer Discretionary 0.7%
FactSet Big Data Refiners
Index – Country
% of Index
United States 92.2%
Israel 4.0%
Canada 1.3%
France 1.2%
United Kingdom 0.7%
Poland 0.6%
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements (100%)
Total Exposure (100%)
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Solactive-ProShares Bricks and Mortar Retail
Store Composite
Index – Composition
% of Index
Consumer Discretionary 64.0%
Consumer Staples 33.1%
Materials 2.9%

ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2023 (UNAUDITED) :: V
PROSHARES TRUST
ProShares DJ Brookfield Global Infrastructure ETF (Ticker: TOLZ)
ProShares DJ Brookfield Global Infrastructure ETF
(the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Dow Jones Brookfield Global Infrastructure Composite Index (the “Index”). The Index, constructed and maintained by S&P Dow Jones Indices LLC, consists of companies that qualify as “pure-play” infrastructure companies — compa-
nies whose primary business is the ownership and operation of infrastructure assets, activities that generally generate long-term stable cash flows.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 91%
Closed End Funds 1%
Master Limited
Partnership 8%
Total Exposure 100%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
Enbridge, Inc. 6 .7%
American Tower Corp. 6 .1%
Vinci SA 5 .6%
National Grid plc 4 .3%
TC Energy Corp. 3 .5%
Dow Jones Brookfield Global Infrastructure
Composite
Index – Composition
% of Index
Oil & Gas Storage &
Transportation 37.0%
Electricity Transmission &
Distribution 18.7%
Diversified 14.1%
Toll Roads 9.0%
Communications 7.9%
Water 5.1%
Airports 4.3%
Master Limited Partnerships
(MLP) 3.5%
Ports 0.4%
Dow Jones Brookfield Global Infrastructure
Composite
Index – Country
% of Index
United States 50.0%
United Kingdom 15.9%
Canada 6.8%
Italy 6.7%
France 6.3%
Spain 3.4%
Australia 2.7%
Mexico 2.0%
Hong Kong 1.4%
New Zealand 1.2%
Japan 1.2%
Germany 0.6%
Switzerland 0.4%
Luxemburg 0.4%
Norway 0.3%
Singapore 0.2%
Netherlands 0.2%
China 0.2%
Brazil 0.1%

VI :: NOVEMBER 30, 2023 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION
PROSHARES TRUST
ProShares Equities for Rising Rates ETF (Ticker: EQRR)
ProShares Equities for Rising Rates ETF
(the “Fund”) seeks investment results, before fees and expenses, that track the perfor-
mance of the Nasdaq U.S. Large Cap Equities for Rising Rates Index (the “Index”). The goal of the Index is to provide relative out-
performance, as compared to traditional large-cap indexes, during periods of rising U.S. Treasury rates. The Index is constructed and maintained by Nasdaq, Inc. (the “Index Provider). The component securities of the Index are selected by the Index Provider from a universe of the 500 largest companies (based on market capitalization) listed on U.S. stock exchanges. The Index consists of 50 companies whose stock prices historically have tended to outperform the Universe during periods of rising interest rates.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
ProShares Global Listed Private Equity ETF (Ticker: PEX)
ProShares Global Listed Private Equity ETF
(the “Fund”) seeks investment results, before fees and expenses, that track the per-
formance of the LPX Direct Listed Private Equity Index (the “Index”). The Index, published by LPX AG (“LPX”), consists of up to
30 qualifying listed private equity companies. A listed private equity company is an eligible candidate for the Index if its direct private equity investments, as well as cash and cash equivalent positions and post-Initial Public Offering listed investments, rep-
resent more than 80% of the total assets of the company.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 100%
Total Exposure 100%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
Pioneer Natural Resources Co. 3.0%
Diamondback Energy, Inc. 3.0%
Marathon Petroleum Corp. 2.9%
EOG Resources, Inc. 2.9%
Fifth Third Bancorp 2.8%
Nasdaq U.S. Large Cap Equities for Rising
Rates
Index – Composition
% of Index
Energy 28.3%
Financials 26.3%
Basic Materials 19.6%
Industrials 15.6%
Consumer Discretionary 10.2%
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 86%
Closed End Funds 13%
Total Exposure 99%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
3i Group plc 10.5%
Ares Capital Corp. 9.7%
FS KKR Capital Corp. 8.7%
Onex Corp. 7.5%
Main Street Capital Corp. 5.5%
LPX Direct Listed Private Equity
Index – Country
% of Index
United States 47.7%
Germany 9.7%
Guernsey 9.0%
Canada 7.5%
France 6.9%
Sweden 6.6%
United Kingdom 6.3%
Switzerland 4.7%
Belgium 1.6%

ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2023 (UNAUDITED) :: VII
PROSHARES TRUST
ProShares Hedge Replication ETF (Ticker: HDG)
ProShares Hedge Replication ETF
(the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Merrill Lynch Factor Model
®
— Exchange Series (the “Benchmark”). The Benchmark, sponsored by Merrill Lynch International, seeks to provide the risk and return characteristics of the hedge fund asset class by targeting a high correlation to the HFRI Fund
Weighted Composite Index (the “HFRI”). The HFRI is designed to reflect hedge fund industry performance through an equally weighted composite of over 2,000 constituent funds. In seeking to maintain a high correlation with the HFRI, the Benchmark utilizes a synthetic model to establish, each month, weighted long or short (or, in certain cases, long or flat) positions in six under-
lying factors (“Factors”). The Factors that comprise the Benchmark are (1) the S&P 500 Total Return Index, (2) the MSCI EAFE US
Dollar Net Total Return Index, (3) the MSCI Emerging Markets US Dollar Net Total Return Index, (4) the Russell 2000 Total Return
Index, (5) three-month U.S. Treasury Bills, and (6) the ProShares UltraShort Euro ETF.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
ProShares High Yield-Interest Rate Hedged (Ticker: HYHG)
ProShares High Yield-Interest Rate Hedged
(the “Fund”) seeks investment results, before fees and expenses, that track the per-
formance of the FTSE High Yield (Treasury Rate-Hedged) Index (the “Index”). The Index is comprised of (a) long positions in USD denominated high yield corporate bonds (“high yield bonds”) and (b) short positions in U.S. Treasury notes or bonds, in aggregate, of the approximate equivalent duration to the high yield bonds. Currently, the bonds eligible for inclusion in the Index include high yield bonds that are issued by companies domiciled in the U.S. and Canada, and that: are fixed rate and non-convertible (in-
cluding callable bonds); have a maximum rating of Ba1/BB+ and minimum rating of Ca/C by both Moody’s Investors Service, Inc and Standard and Poor’s Financial Services, LLC; and are subject to minimum issue outstanding, minimum time-to-maturity and maximum-time from issuance criteria. The Index is constructed and maintained by FTSE International Limited.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 16%
Swap Agreements
(Long) 19%
Swap Agreements
(Short) (6%)
Futures Contracts (10%)
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
Super Micro Computer, Inc. 0.1%
Light & Wonder, Inc. 0.1%
Rambus, Inc. 0.1%
Simpson Manufacturing
Co., Inc. 0.1%
BellRing Brands, Inc. 0.0%
Merrill Lynch Factor Model – Exchange
Series – Composition
% of Index
On-The-Run Treasury 66.3%
Russell 2000® Total Return
Index 16.1%
PSA-EAFE Index 13.0%
PSA-EM Index 5.5%
EUO Intraday Indicative Value 4.9%
S&P 500® Total Return Index (5.8%)
Market Exposure
Investment Type
A
% of Net Assets
A
Corporate Bonds 95%
Futures Contracts (95%)
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Long-Term Fixed-Income Holdings
% of Net
Assets
Organon & Co., 4.13%, due
04/30/28 1.4%
TransDigm, Inc., 5.50%,
due 11/15/27 1.2%
Venture Global LNG, Inc.,
8.38%, due 06/01/31 1.1%
Directv Financing LLC,
5.88%, due 08/15/27 1.1%
Cloud Software Group, Inc.,
6.50%, due 03/31/29 1.0%
FTSE High Yield (Treasury Rate-Hedged)
Index – Composition
% of Index
Industrials 85.4%
Utilities 8.5%
Financials 6.1%

VIII :: NOVEMBER 30, 2023 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION
PROSHARES TRUST
ProShares Inflation Expectations ETF (Ticker: RINF)
ProShares Inflation Expectations ETF
(the “Fund”) seeks investment results, before fees and expenses, that track the perfor-
mance of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (the “Index”). The Index tracks the performance of (a) long po-
sitions in the most recently issued 30-year Treasury Inflation-Protected Securities (“TIPS”) and (b) duration-adjusted short po-
sitions in U.S. Treasury bonds of, in aggregate, approximate equivalent duration dollars to the TIPS. The Index serves a third position, which is a cash equivalent security that represents the repo rate earned on the short position.
The Index is designed to
measure the performance of the Break Even Rate of Inflation (BEI).
The Index is constructed and maintained by FTSE Interna-
tional Limited.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
ProShares Investment Grade-Interest Rate Hedged (Ticker: IGHG)
ProShares Investment Grade-Interest Rate Hedged
(the “Fund”) seeks investment results, before fees and expenses, that track the performance of the FTSE Corporate Investment Grade (Treasury Rate-Hedged) Index (the “Index”). The Index is comprised of
(a) long positions in USD-denominated investment grade corporate bonds issued by both U.S. and foreign domiciled companies;
and (b) short positions in U.S. Treasury notes or bonds, in aggregate, of the approximate equivalent duration to the investment grade bonds. Currently, the bonds eligible for inclusion in the Index include all investment grade bonds that are issued by U.S.
and internationally domiciled companies that: are fixed rate, fixed-to-floating rate, or zero coupon; have a minimum rating of
Baa3/BBB- by both Moody’s Investors Service, Inc. and Standard and Poor’s Financial Services, LLC; have a minimum face amount outstanding of $1 billion; and have at least five and a half (5.5) years until maturity. The Index is constructed and maintained by
FTSE International Limited.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements
(Long) 100%
Swap Agreements
(Long exposure to
inverse index) 142%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
FTSE 30-Year TIPS (Treasury Rate-Hedged)
Index – Composition
% of Index
30-Year Treasury Inflation-
Protected Securities (TIPS)
Bond 100.0%
30-Year U.S. Treasury Bond (141.7%)
Market Exposure
Investment Type
A
% of Net Assets
A
Corporate Bonds 94%
Futures Contracts (95%)
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Long-Term Fixed-Income Holdings
% of Net
Assets
Goldman Sachs Group, Inc.
(The), 6.25%, due 02/01/41 2.1%
JPMorgan Chase & Co.,
5.50%, due 10/15/40 1.9%
International Business
Machines Corp., 4.25%,
due 05/15/49 1.6%
Oracle Corp., 6.50%, due
04/15/38 1.5%
Morgan Stanley, 4.38%,
due 01/22/47 1.5%
FTSE Corporate Investment Grade (Treasury
Rate-Hedged)
Index – Composition
% of Index
Industrials 51.4%
Financials 38.5%
Utilities 10.1%

ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2023 (UNAUDITED) :: IX
PROSHARES TRUST
ProShares K-1 Free Crude Oil Strategy ETF (Ticker: OILK)
ProShares K-1 Free Crude Oil Strategy ETF
(the “Fund”) seeks investment results, before fees and expenses, that track the per-
formance of the Bloomberg Commodity Balanced WTI Crude Oil Index
SM
(the “Index”). The Fund generally will not invest direct-
ly in WTI crude oil futures. The Fund expects to gain exposure to these investments by investing a portion of its assets in the
ProShares Cayman Crude Oil Strategy Portfolio, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman
Islands (the “Subsidiary”). The Subsidiary is advised by the Fund’s Advisor and invests directly in WTI crude oil futures. Unlike the Fund, the Subsidiary is not an investment company registered under the Investment Company Act of 1940. The Fund’s invest-
ment in the Subsidiary is intended to provide the Fund with exposure to commodity markets in accordance with applicable rules and regulations. The Fund will generally limit investments in the Subsidiary to 25% but it may exceed that amount if the Advisor believes doing so is in the best interest of the Fund, such as to help achieve the Fund’s investment objective or increase the tax efficiency of the Fund.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
ProShares Large Cap Core Plus (Ticker: CSM)
ProShares Large Cap Core Plus
(the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Credit Suisse 130/30 Large Cap Index (the “Index”). The Fund invests in financial instruments that the Advisor believes, in combination, should track the performance of the Index. The Index is designed to replicate an investment strategy that estab-
lishes either long or short positions in the stocks of 500 leading large-cap U.S. companies by applying a rules-based ranking and weighting methodology. The Index intends to provide a representation of a quantitatively constructed 130/30 U.S. large cap equity strategy. This results in the Index having total long exposure of 130% and total short exposure of 30% at each monthly reconsti-
tution date.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Futures Contracts 100%
Total Exposure 100%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Bloomberg Commodity Balanced WTI Crude
Oil
Index – Composition
% of Index
WTI Crude Oil 100.0%
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 94%
Swap Agreements
(Long) 36%
Swap Agreements
(Short) (30%)
Total Exposure 100%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
Microsoft Corp. 5.0%
Apple, Inc. 4.9%
Amazon.com, Inc. 2.2%
NVIDIA Corp. 2.0%
Berkshire Hathaway, Inc.,
Class B 1.5%
Credit Suisse 130/30 Large Cap
Index – Composition
% of Index
Information Technology 29.0%
Health Care 14.8%
Financials 12.7%
Consumer Discretionary 11.7%
Industrials 9.8%
Consumer Staples 6.9%
Communication Services 6.9%
Energy 3.1%
Real Estate 2.6%
Utilities 2.4%
Materials 0.1%

X :: NOVEMBER 30, 2023 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION
PROSHARES TRUST
ProShares Long Online/Short Stores ETF (Ticker: CLIX)
ProShares Long Online/Short Stores ETF
(the “Fund”) seeks investment results, before fees and expenses, that track the perfor-
mance of the ProShares Long Online/Short Stores Index (the “Index”). The Index is constructed and maintained by Solactive AG.
The Index consists of long positions in the online retailers included in the ProShares Online Retail Index and short positions in the “bricks and mortar” retailers included in the Solactive-ProShares Bricks and Mortar Retail Store Index.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 96%
Swap Agreements
(Long) 4%
Swap Agreements
(Short) (50%)
Total Exposure 50%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
Amazon.com, Inc. 22.6%
PDD Holdings, Inc. (ADR) 8.5%
Alibaba Group Holding Ltd.
(ADR) 7.9%
eBay, Inc. 5.5%
Beyond, Inc. 4.3%
ProShares Long Online/Short Stores
Index – Composition
% of Index
Consumer Discretionary 64.7%
Materials (1.5%)
Communication Services (13.2%)

ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2023 (UNAUDITED) :: XI
PROSHARES TRUST
ProShares Merger ETF (Ticker: MRGR)
ProShares Merger ETF
(the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P
®
Merger Arbitrage Index (the “Index”). The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index seeks to produce consistent, positive returns in virtually all market environments, although there are no assurances it will achieve this result. The Index, created by Standard & Poor’s
®
, is comprised of a maximum of 80 companies, including up to 40 companies that are currently targets in merger deals, which are represented by long positions in the Index, and up to 40 companies that are acquirers for the same stock merger deals, which are represented by short positions in the Index. The Index includes a cash com-
ponent, which earns the three-month U.S. Treasury Bill rate. The Index also includes a Treasury bill component which constitutes the remainder of the Index when net exposure from included Deals is less than 100%.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
d
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 41%
Swap Agreements
(Long) 8%
Swap Agreements
(Short) (12%)
Forward Currency
Contracts (11%)
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
Westrock Co. 2.9%
Benefit One, Inc. 2.8%
Abcam plc (ADR) 2.7%
Splunk, Inc. 2.7%
Chr Hansen Holding A/S 2.6%
S&P Merger Arbitrage
Index – Composition
% of Index
Health Care 25.7%
Industrials 17.2%
Information Technology 17.1%
Consumer Discretionary 15.7%
Financials 8.4%
Utilities 7.9%
Consumer Staples 7.9%
Materials 0.8%
Energy (0.6%)
Regional Exposure
% of Index
United States 90.9%
United Kingdom 6.2%
Japan 3.2%
Australia 2.8%
Ireland (3.1%)

XII :: NOVEMBER 30, 2023 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION
PROSHARES TRUST
ProShares Metaverse ETF (Ticker: VERS)
ProShares Metaverse ETF
(the “Fund”) seeks investment results, before fees and expenses, that track the performance of the
Solactive Metaverse Theme Index (the “Index”). The Index is constructed and maintained by Solactive AG. The Index consists of companies that provide or use innovative technologies to offer products and services around the Metaverse. "Metaverse" is a term used to refer to a "digital world" or a future iteration of the internet. The Metaverse is characterized by virtual worlds that create a simulated environment - as well as augmented reality where the real-world environment is enhanced by computer generated sen-
sory information. The Metaverse is expected to allow people to engage in new ways, such as through internet-based interactions, on-line gaming, and transactions. The Metaverse is enabled by several connected technologies such as virtual and augmented reality, digital environments, artificial intelligence and advanced computing. The Index is reconstituted and rebalanced semian-
nually in June and December. Security weights are allowed to fluctuate between rebalance dates.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 100%
Total Exposure 100%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
Snap, Inc., Class A 5 .5%
QUALCOMM, Inc. 4 .6%
Microsoft Corp. 4 .6%
Apple, Inc. 4 .5%
fuboTV, Inc. 4 .5%
Solactive Metaverse Theme
Index – Composition
% of Index
Information Technology 59.7%
Communication Services 28.6%
Consumer Discretionary 8.9%
Real Estate 2.4%
Health Care 0.3%
Industrials 0.1%

ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2023 (UNAUDITED) :: XIII
PROSHARES TRUST
ProShares MSCI EAFE Dividend Growers ETF (Ticker: EFAD)
ProShares MSCI EAFE Dividend Growers ETF
(the “Fund”) seeks investment results, before fees and expenses, that track the performance of the MSCI EAFE Dividend Masters Index (the “Index”). The Index, constructed and maintained by MSCI, targets companies that are currently members of the MSCI EAFE Index and have increased dividend payments each year for at least 10 years. The Index contains a minimum of 40 stocks, which are equally weighted. Generally, no single sector is allowed to comprise more than 30% of the Index’s weight, and no single country is allowed to comprise more than 50% of the Index’s weight.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 99%
Total Exposure 99%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
Sage Group plc (The) 1.5%
Nitori Holdings Co. Ltd. 1.4%
Coloplast A/S, Class B 1.4%
Lasertec Corp. 1.4%
Symrise AG, Class A 1.4%
MSCI EAFE Dividend Masters
Index – Composition
% of Index
Industrials 18.2%
Health Care 18.2%
Information Technology 12.3%
Consumer Staples 11.0%
Financials 9.7%
Utilities 7.9%
Real Estate 7.6%
Materials 7.5%
Consumer Discretionary 4.6%
Communication Services 3.0%
MSCI EAFE Dividend Masters
Index – Country
% of Index
Japan 27.9%
United Kingdom 16.6%
Switzerland 12.5%
Germany 9.3%
Hong Kong 8.8%
Australia 5.9%
Belgium 4.3%
Denmark 4.3%
Netherlands 3.2%
Spain 1.6%
Norway 1.6%
Italy 1.4%
Ireland 1.3%
France 1.3%

XIV :: NOVEMBER 30, 2023 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION
PROSHARES TRUST
ProShares MSCI Emerging Markets Dividend Growers ETF (Ticker: EMDV)
ProShares MSCI Emerging Markets Dividend Growers ETF
(the “Fund) seeks investment results, before fees and expenses, that track the performance of the MSCI Emerging Markets Dividend Masters Index (the “Index”). The Index, constructed and main-
tained by MSCI, targets companies that are currently members of the MSCI Emerging Markets Index and have increased dividend payments each year for at least 7 years. The Index contains a minimum of 40 stocks, which are equally weighted. Generally, no single sector is allowed to comprise more than 30% of the Index’s weight, and no single country is allowed to comprise more than
50% of the Index’s weight.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 103%
Total Exposure 103%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
Unimicron Technology Corp. 2.0%
Huaibei Mining Holdings Co. Ltd.,
Class A 1.9%
China Coal Energy Co. Ltd., Class
H 1.9%
Chailease Holding Co. Ltd. 1.9%
Yankuang Energy Group Co. Ltd.,
Class H 1.9%
MSCI Emerging Markets Dividend Masters
Index – Composition
% of Index
Consumer Staples 17.2%
Materials 14.6%
Utilities 12.6%
Financials 12.3%
Industrials 11.0%
Health Care 10.9%
Information Technology 8.3%
Consumer Discretionary 6.0%
Communication Services 4.9%
Real Estate 2.2%
MSCI Emerging Markets Dividend Masters
Index – Country
% of Index
China 49.5%
India 25.8%
Taiwan 8.0%
Mexico 7.5%
Brazil 2.4%
Colombia 2.4%
Turkey 2.2%
Korea 2.2%

ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2023 (UNAUDITED) :: XV
PROSHARES TRUST
ProShares MSCI Europe Dividend Growers ETF (Ticker: EUDV)
ProShares MSCI Europe Dividend Growers ETF
(the “Fund) seeks investment results, before fees and expenses, that track the performance of the MSCI Europe Dividend Masters Index (the “Index”). The Index, constructed and maintained by MSCI, targets companies that are currently members of the MSCI Europe Index and have increased dividend payments each year for at least 10 years. The Index contains a minimum of 25 stocks, which are equally weighted. Generally, no single sector is allowed to comprise more than 30% of the Index’s weight, and no single country is allowed to comprise more than 50% of the Index’s weight.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 99%
Total Exposure 99%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
Sage Group plc (The) 2.6%
Coloplast A/S, Class B 2.4%
Lotus Bakeries NV 2.4%
Symrise AG, Class A 2.4%
Bunzl plc 2.4%
MSCI Europe Dividend Masters
Index – Composition
% of Index
Industrials 24.1%
Health Care 22.0%
Information Technology 11.0%
Materials 10.8%
Consumer Staples 9.6%
Utilities 8.6%
Financials 8.5%
Real Estate 2.7%
Communication Services 2.7%
MSCI Europe Dividend Masters
Index – Country
% of Index
United Kingdom 28.9%
Switzerland 21.9%
Germany 16.2%
Belgium 7.5%
Denmark 7.4%
Netherlands 5.6%
Spain 2.8%
Norway 2.7%
Italy 2.5%
Ireland 2.3%
France 2.2%

XVI :: NOVEMBER 30, 2023 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION
PROSHARES TRUST
ProShares MSCI Transformational Changes ETF (Ticker: ANEW)
ProShares MSCI Transformational Changes ETF
(the “Fund) seeks investment results, before fees and expenses, that track the performance of the MSCI Global Transformational Changes Index (the “Index”). The Index, constructed and maintained by MSCI, selects companies which may benefit from transformational changes in how people work, take care of their health, and consume and connect — changes accelerated by COVID-19. The Index includes U.S., non-U.S. developed, and emerging market companies providing products or services associated with one or more of four Transformational Changes, as determined by MSCI, Inc.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 100%
Total Exposure 100%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
Danaher Corp. 2.1%
Symrise AG, Class A 2.1%
Johnson & Johnson 2.0%
Abbott Laboratories 2.0%
AbbVie, Inc. 2.0%
MSCI Global Transformational Changes
Index – Composition
% of Index
Information Technology 26.8%
Health Care 22.7%
Communication Services 17.3%
Consumer Discretionary 10.3%
Materials 9.7%
Industrials 4.9%
Financials 4.3%
Consumer Staples 4.0%
MSCI Global Transformational Changes
Index – Country
% of Index
United States 79.5%
China 4.5%
Germany 3.3%
Canada 2.0%
Japan 1.8%
Ireland 1.8%
Switzerland 1.7%
Italy 1.1%
Denmark 0.7%
Taiwan 0.6%
Israel 0.5%
Singapore 0.4%
Korea 0.4%
India 0.3%
Saudi Arabia 0.3%
Australia 0.3%
United Kingdom 0.3%
Thailand 0.2%
Sweden 0.2%
Netherlands 0.1%

ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2023 (UNAUDITED) :: XVII
PROSHARES TRUST
ProShares Nanotechnology ETF (Ticker: TINY)
ProShares Nanotechnology ETF
(the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Solactive Nanotechnology Index (the “Index”). The Index is constructed and maintained by Solactive AG. The Index consists of companies that are listed on a stock exchange and meet certain market capitalization and liquidity requirements. The Index consists of companies focused on making or applying nanotechnology innovations that allow for improved products, processes, or techniques through control or measurement of material at nanoscale. The Index includes companies exposed to nanotechnol-
ogy through involvement in one or more of the following product or service areas; (i) Production of nanotechnology, which can be defined as the use of matter on an atomic and molecular level; (ii) Active in the fields of nanomedicine, nanomaterials, nano-
electronics, nanometrology or molecular nanotechnology; and (iii) Technologies that promote advances in or research related to nanotechnologies.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 100%
Total Exposure 100%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
SCREEN Holdings Co. Ltd. 5.8%
Intel Corp. 4.8%
Agilent Technologies, Inc. 4.8%
Onto Innovation, Inc. 4.7%
Lam Research Corp. 4.7%
Solactive Nanotechnology
Index – Composition
% of Index
Information Technology 78.0%
Health Care 14.1%
Materials 7.9%
Solactive Nanotechnology
Index – Country
% of Index
United States 54.9%
Japan 22.9%
Israel 4.5%
Netherlands 4.4%
Taiwan 4.3%
South Korea 4.0%
United Kingdom 3.0%
Germany 1.1%
Singapore 0.9%

XVIII :: NOVEMBER 30, 2023 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION
PROSHARES TRUST
ProShares Nasdaq-100 Dorsey Wright Momentum ETF (Ticker: QQQA)
ProShares Nasdaq-100 Dorsey Wright Momentum ETF
(the “Fund) seeks investment results, before fees and expenses, that track the performance of the Nasdaq-100 Dorsey Wright Momentum Index (the “Index”). The Index, which is constructed and maintained by Dorsey, Wright & Associates, LLC (“Dorsey Wright”), consists of 21 securities from the Nasdaq- 100 Index with the highest price momentum as determined by Dorsey Wright. The Nasdaq-100 includes 100 of the largest domestic and internation-
al non-financial companies listed on The Nasdaq Stock Market based on market capitalization. Dorsey Wright ranks each stock in the Nasdaq-100 based on relative performance using its proprietary “Relative Strength” momentum measure. The 21 stocks ranked the highest at each reconstitution (January, April, July and October) are included in the Index and assigned equal weights.
The weightings of each security in the Index may fluctuate between reconstitution dates.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 100%
Total Exposure 100%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
PDD Holdings, Inc. (ADR) 6.1%
Crowdstrike Holdings, Inc.,
Class A 5.6%
Workday, Inc., Class A 5.5%
Zscaler, Inc. 5.1%
Palo Alto Networks, Inc. 5.0%
Nasdaq-100 Dorsey Wright Momentum
Index – Composition
% of Index
Information Technology 49.1%
Consumer Discretionary 24.4%
Communication Services 12.3%
Industrials 9.6%
Utilities 4.6%
Nasdaq-100 Dorsey Wright Momentum
Index – Country
% of Index
United States 89.5%
Ireland 6.1%
Australia 4.4%

ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2023 (UNAUDITED) :: XIX
PROSHARES TRUST
ProShares On-Demand ETF (Ticker: OND)
ProShares On-Demand ETF
(the “Fund”) seeks investment results, before fees and expenses, that track the performance of the
FactSet On-Demand Index (the “Index”). The Index is owned and administered by FactSet Research Systems, Inc. (the “Index
Provider”). The Index consists of companies which provide on-demand platforms and services to consumers. The Index includes companies whose principal business is the provision of platforms and services for on-demand access to lifestyle needs including digital media, egaming, fitness, food delivery, ridesharing, or virtual reality experiences, as determined by the Index methodolo-
gy. In order to be included in the Index, a company must be included in at least one of 15 FactSet
®
Revere Business Industry Clas-
sification System Sub-Industries (“RBICS Sub-Industries”) that the Index Provider has identified as on-demand related. The 15 eligible RBICS Sub-Industries are Console Games Software, Fitness and Exercise Equipment, Food Delivery Services, General En-
tertainment Content Providers and Sites, Handheld and Smart Phone Games Software, Home and Office Virtual Reality Software,
Media Download and Streaming Digital Content Sites, Mobile Platform Applications Software, Multi-Type Passenger Transpor-
tation (e.g., ride-sharing platforms), Online Game Websites and Software, Other Games Software, Other Media Equipment Manu-
facturing, Video Multimedia Semiconductors, Virtual Reality Design and Engineering Software and Virtual Reality Equipment.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 100%
Total Exposure 100%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
Uber Technologies, Inc. 6.2%
DoorDash, Inc., Class A 6.0%
Zomato Ltd. 5.9%
Snap, Inc., Class A 5.8%
NetEase, Inc. 5.7%
FactSet On-Demand
Index – Composition
% of Index
Communication Services 56.9%
Consumer Discretionary 22.7%
Industrials 13.4%
Information Technology 7.0%
FactSet On-Demand
Index – Country
% of Index
United States 48.6%
China 11.1%
Japan 10.4%
South Korea 6.3%
India 5.9%
Luxembourg 5.3%
Singapore 4.3%
Germany 3.5%
Netherlands 2.6%
France 2.0%

XX :: NOVEMBER 30, 2023 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION
PROSHARES TRUST
ProShares Online Retail ETF (Ticker: ONLN)
ProShares Online Retail ETF
(the “Fund”) seeks investment results, before fees and expenses, that track the performance of the
ProShares Online Retail Index (the “Index”). The Index is constructed and maintained by Solactive AG. The Index is designed to measure the performance of publicly traded companies that principally sell online or through other non-store sales channels, such as through mobile or app purchases, rather than through “bricks and mortar” store locations (“Online Retailers”). The Index may include U.S. and non-U.S. companies. To be included in the Index, an online retailer’s securities must be listed on a U.S. stock exchange, must have a minimum market capitalization of $500 million and must meet certain liquidity requirements. Non-U.S.
companies may not make up more than 25% of the Index. Companies are weighted in the Index using a modified market capital-
ization approach.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
ProShares Pet Care ETF (Ticker: PAWZ)
ProShares Pet Care ETF
(the “Fund”) seeks investment results, before fees and expenses, that track the performance of the
FactSet Pet Care Index (the “Index”). The Index consists of U.S. and international companies that potentially stand to benefit from interest in, and resources spent on, pet ownership. The Fund intends to hold each security in approximately the same proportion as its weighting in the Index. The Index consists primarily of companies whose principal business is pet-care related (i.e., they derive significant revenue from pet care-related products or services), as determined in accordance with the Index methodology.
The Index is owned and administered by FactSet Research Systems, Inc.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 100%
Total Exposure 100%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
Amazon.com, Inc. 23.4%
PDD Holdings, Inc. (ADR) 8.8%
Alibaba Group Holding Ltd. (ADR) 8.2%
eBay, Inc. 5.7%
Beyond, Inc. 4.4%
ProShares Online Retail
Index – Composition
% of Index
Consumer Discretionary 96.6%
Communication Services 3.4%
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 99%
Total Exposure 99%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
IDEXX Laboratories, Inc. 10.3%
Freshpet, Inc. 10.0%
Dechra Pharmaceuticals plc 9.9%
Zoetis, Inc., Class A 9.9%
Chewy, Inc., Class A 6.2%
FactSet Pet Care
Index – Composition
% of Index
Health Care 49.3%
Consumer Staples 23.2%
Consumer Discretionary 23.1%
Financials 4.4%
FactSet Pet Care
Index – Country
% of Index
United States 61.6%
United Kingdom 19.1%
France 4.6%
Switzerland 4.4%
Canada 3.4%
Finland 3.3%
Thailand 1.3%
Sweden 1.2%
Japan 1.1%

ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2023 (UNAUDITED) :: XXI
PROSHARES TRUST
ProShares Russell 2000 Dividend Growers ETF (Ticker: SMDV)
ProShares Russell 2000 Dividend Growers ETF
(the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Russell 2000
®
Dividend Growth Index (the “Index”). The Index, constructed and maintained by FTSE Interna-
tional Limited, targets companies that are currently members of the Russell 2000 Index, have increased dividend payments each year for at least 10 consecutive years and meet certain market capitalization and liquidity requirements. The Index contains a minimum of 40 stocks, which are equally weighted. No single sector is allowed to comprise more than 30% of the Index’s weight.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
ProShares Russell U.S. Dividend Growers ETF (Ticker: TMDV)
ProShares Russell U.S. Dividend Growers ETF
(the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Russell 3000
®
Dividend Elite Index (the “Index”). The Index, constructed and maintained by FTSE Interna-
tional Limited, targets companies that are currently members of the Russell 3000 Index, which represents approximately 98%
of the investable U.S. equity market, have increased dividend payments each year for at least 35 years and meet certain liquidity requirements. The Index contains a minimum of 40 stocks, which are equally weighted. No single sector is allowed to comprise more than 30% of the Index’s weight.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 100%
Total Exposure 100%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
HNI Corp. 1.2%
Kadant, Inc. 1.2%
Universal Corp. 1.2%
Horace Mann Educators Corp. 1.2%
Peoples Bancorp, Inc. 1.2%
Russell 2000 Dividend Growth
Index – Composition
% of Index
Financials 32.0%
Industrials 23.1%
Utilities 17.4%
Materials 7.6%
Consumer Staples 7.2%
Real Estate 3.6%
Health Care 2.7%
Communication Services 2.7%
Consumer Discretionary 1.9%
Information Technology 1.8%
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 100%
Total Exposure 100%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
Universal Corp. 1.9%
Aflac, Inc. 1.8%
United Bankshares, Inc. 1.8%
WW Grainger, Inc. 1.7%
Old Republic International Corp. 1.7%
Russell 3000 Dividend Elite
Index – Composition
% of Index
Consumer Staples 24.4%
Industrials 17.0%
Utilities 15.2%
Financials 14.7%
Materials 12.6%
Health Care 6.1%
Consumer Discretionary 5.7%
Real Estate 2.9%
Energy 1.4%

XXII :: NOVEMBER 30, 2023 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION
PROSHARES TRUST
ProShares S&P 500
®
Bond ETF (Ticker: SPXB)
ProShares S&P 500
®
Bond ETF
(the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P 500
®
/MarketAxess
®
Investment Grade Corporate Bond Index (the “Index”). The Fund seeks to invest substantially all of its assets in the bonds included in the Index. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index consists exclusively of investment grade bonds issued by companies in the S&P 500, the most widely used U.S. equity benchmark.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
ProShares S&P 500
®
Dividend Aristocrats ETF (Ticker: NOBL)
ProShares S&P 500
®
Dividend Aristocrats ETF
(the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P 500
®
Dividend Aristocrats
®
Index (the “Index”). The Index, constructed and maintained by S&P Dow Jones
Indices LLC, targets companies that are currently members of the S&P 500
®
, have increased dividend payments each year for at
least 25 years, and meet certain market capitalization and liquidity requirements. The Index contains a minimum of 40 stocks, which are equally weighted, and no single sector is allowed to comprise more than 30% of the Index’s weight.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Corporate Bonds 98%
Total Exposure 98%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Long-Term Fixed-Income Holdings
% of Net
Assets
Pfizer Investment
Enterprises Pte. Ltd.,
4.45%, due 05/19/26 2.1%
AT&T, Inc., 2.75%, due
06/01/31 2.0%
Verizon Communications,
Inc., 4.33%, due 09/21/28 1.6%
Warnermedia Holdings,
Inc., 5.14%, due 03/15/52 1.6%
HCA, Inc., 5.25%, due
04/15/25 1.5%
S&P 500
®
/MarketAxess
®
Investment Grade
Corporate Bond
Index – Composition
% of Index
Industrials 64.7%
Financials 21.4%
Utilities 13.9%
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 100%
Total Exposure 100%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
Target Corp. 1.7%
Ecolab, Inc. 1.7%
S&P Global, Inc. 1.7%
Sherwin-Williams Co. (The) 1.7%
Clorox Co. (The) 1.7%
S&P 500 Dividend Aristocrats
Index – Composition
% of Index
Consumer Staples 25.1%
Industrials 22.5%
Materials 12.3%
Financials 10.7%
Health Care 10.2%
Consumer Discretionary 4.5%
Real Estate 4.5%
Utilities 4.4%
Information Technology 3.2%
Energy 2.6%

ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2023 (UNAUDITED) :: XXIII
PROSHARES TRUST
ProShares S&P 500
®
Ex-Energy ETF (Ticker: SPXE)
ProShares S&P 500
®
Ex-Energy ETF
(the “Fund) seeks investment results, before fees and expenses, that track the performance of the S&P 500
®
Ex-Energy Index (the “Index”). The Index seeks to provide exposure to the companies of the S&P 500
®
Index (the
“S&P 500
®
”) with the exception of those companies included in the Energy Sector. The S&P 500
®
is a measure of large-cap U.S.
stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability. The Index is constructed and maintained by S&P Dow Jones LLC.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
ProShares S&P 500
®
Ex-Financials ETF (Ticker: SPXN)
ProShares S&P 500
®
Ex-Financials ETF
(the “Fund) seeks investment results, before fees and expenses, that track the perfor-
mance of the S&P 500
®
Ex-Financials and Real Estate Index (the “Index”). The Index seeks to provide exposure to the companies of the S&P 500
®
Index (the “S&P 500
®
”) with the exception of those companies included in the Financials and Real Estate Sectors.
The S&P 500
®
is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability. The Index is constructed and maintained by S&P Dow Jones LLC.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 100%
Total Exposure 100%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
Microsoft Corp. 7.6%
Apple, Inc. 7.6%
Amazon.com, Inc. 3.6%
NVIDIA Corp. 3.1%
Alphabet, Inc., Class A 2.1%
S&P 500 Ex-Energy
Index – Composition
% of Index
Information Technology 30.3%
Financials 13.5%
Health Care 13.2%
Consumer Discretionary 11.2%
Communication Services 9.0%
Industrials 8.7%
Consumer Staples 6.6%
Materials 2.5%
Utilities 2.5%
Real Estate 2.5%
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 100%
Total Exposure 100%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
Microsoft Corp. 8.7%
Apple, Inc. 8.6%
Amazon.com, Inc. 4.1%
NVIDIA Corp. 3.6%
Alphabet, Inc., Class A 2.4%
S&P 500 Ex-Financials and Real Estate
Index – Composition
% of Index
Information Technology 34.4%
Health Care 15.0%
Consumer Discretionary 12.7%
Communication Services 10.2%
Industrials 9.8%
Consumer Staples 7.4%
Energy 4.8%
Materials 2.9%
Utilities 2.8%

XXIV :: NOVEMBER 30, 2023 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION
PROSHARES TRUST
ProShares S&P 500
®
Ex-Health Care ETF (Ticker: SPXV)
ProShares S&P 500
®
Ex-Health Care ETF
(the “Fund) seeks investment results, before fees and expenses, that track the perfor-
mance of the S&P 500
®
Ex-Health Care Index (the “Index”). The Index seeks to provide exposure to the companies of the S&P 500
®
Index (the “S&P 500
®
”) with the exception of those companies included in the Health Care Sector. The S&P 500
®
is a measure
of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability. The Index is constructed and maintained by S&P Dow Jones LLC.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
ProShares S&P 500
®
Ex-Technology ETF (Ticker: SPXT)
ProShares S&P 500
®
Ex-Technology ETF
(the “Fund) seeks investment results, before fees and expenses, that track the perfor-
mance of the S&P 500
®
Ex-Information Technology Index (the “Index”). The Index seeks to provide exposure to the companies of the S&P 500
®
Index (the “S&P 500
®
”) with the exception of those companies included in the Information Technology Sector. The
S&P 500
®
is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of
500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquid-
ity, price, market capitalization and financial viability. The Index is constructed and maintained by S&P Dow Jones LLC.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 100%
Total Exposure 100%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
Microsoft Corp. 8.4%
Apple, Inc. 8.3%
Amazon.com, Inc. 4.0%
NVIDIA Corp. 3.4%
Alphabet, Inc., Class A 2.3%
S&P 500 Ex-Health Care
Index – Composition
% of Index
Information Technology 33.3%
Financials 14.8%
Consumer Discretionary 12.3%
Communication Services 9.9%
Industrials 9.5%
Consumer Staples 7.2%
Energy 4.7%
Materials 2.8%
Real Estate 2.8%
Utilities 2.7%
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 100%
Total Exposure 100%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
Amazon.com, Inc. 4.9%
Alphabet, Inc., Class A 2.9%
Meta Platforms, Inc., Class A 2.7%
Alphabet, Inc., Class C 2.5%
Tesla, Inc. 2.4%
S&P 500 Ex-Information Technology
Index – Composition
% of Index
Financials 18.3%
Health Care 17.9%
Consumer Discretionary 15.1%
Communication Services 12.1%
Industrials 11.7%
Consumer Staples 8.9%
Energy 5.8%
Materials 3.4%
Utilities 3.4%
Real Estate 3.4%

ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2023 (UNAUDITED) :: XXV
PROSHARES TRUST
ProShares S&P Global Core Battery Metals ETF (Ticker: ION)
ProShares S&P Global Core Battery Metals ETF
(the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P Global Core Battery Metals Index (the “Index”). The Index measures the performance of companies in the
S&P Global Broad Market Index (a global total market index which includes small, mid, and large capitalization companies listed for trading in developed and emerging market countries) that are engaged in the mining of battery metals. The Index consists of companies that had (i) positive total revenue and (ii) positive production value from, in aggregate, the mining of lithium, nickel and cobalt during the previous year. The Index is constructed and maintained by S&P Dow Jones Indices LLC.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 99%
Total Exposure 99%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
Pilbara Minerals Ltd. 4.3%
Mineral Resources Ltd. 4.1%
Zangge Mining Co. Ltd.,
Class A 4.1%
Tibet Mineral Development
Co., Class A 4.0%
IGO Ltd. 3.9%
S&P Global Core Battery Metals
Index – Composition
% of Index
Metals & Mining 68.9%
Chemicals 19.9%
Trading Companies &
Distributo 7.2%
Electrical Equipment 3.8%
Construction & Engineering 0.2%
S&P Global Core Battery Metals
Index – Country
% of Index
China 23.2%
Australia 22.5%
Japan 11.0%
Canada 8.5%
United States 6.6%
Indonesia 4.5%
Chile 3.8%
France 3.6%
South Africa 3.2%
Netherlands 3.2%
Hong Kong 2.4%
United Kingdom 2.2%
Switzerland 2.0%
Brazil 1.6%
Sweden 1.0%
South Korea 0.7%

XXVI :: NOVEMBER 30, 2023 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION
PROSHARES TRUST
ProShares S&P Kensho Cleantech ETF (Ticker: CTEX)
ProShares S&P Kensho Cleantech ETF
(the “Fund”) seeks investment results, before fees and expenses, that track the perfor-
mance of the S&P Kensho Cleantech Index (the “Index”). The Index selects companies focused on building the technologies or products that enable the generation of clean energy, such as solar, wind, geothermal, hydrogen, and hydroelectric. The Index includes companies focused on building technologies or products that enable generation of energy in a clean manner. The Index is constructed and maintained by S&P Dow Jones Indices LLC.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
ProShares S&P Kensho Smart Factories ETF (Ticker: MAKX)
ProShares S&P Kensho Smart Factories ETF
(the “Fund”) seeks investment results, before fees and expenses, that track the per-
formance of the S&P Kensho Smart Factories Index (the “Index”). The Index selects companies focused on building the technology empowering the digitalization of manufacturing activities. The Index includes companies focused on products and services that enable factory digitalization. The Index is constructed and maintained by S&P Dow Jones Indices LLC.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 99%
Total Exposure 99%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
Bloom Energy Corp., Class A 3.8%
Sunrun, Inc. 3.6%
Sunnova Energy International, Inc. 3.5%
Plug Power, Inc. 3.5%
Generac Holdings, Inc. 3.4%
S&P Kensho Cleantech
Index – Composition
% of Index
Industrials 59.6%
Information Technology 23.1%
Consumer Discretionary 10.2%
Utilities 7.1%
S&P Kensho Cleantech
Index – Country
% of Index
United States 87.7%
China 5.9%
Canada 5.8%
Singapore 0.6%
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 100%
Total Exposure 100%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
3D Systems Corp. 5.6%
Aspen Technology, Inc. 5.2%
SK Telecom Co. Ltd. (ADR) 5.0%
C3.ai, Inc., Class A 4.9%
Rockwell Automation, Inc. 4.9%
S&P Kensho Smart Factories
Index – Composition
% of Index
Information Technology 67.4%
Industrials 22.9%
Communication Services 6.8%
Materials 2.9%
S&P Kensho Smart Factories
Index – Country
% of Index
United States 76.1%
South Korea 7.9%
China 4.8%
Luxembourg 3.3%
Germany 3.1%
Israel 3.0%
Turkey 1.8%

ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2023 (UNAUDITED) :: XXVII
PROSHARES TRUST
ProShares S&P MidCap 400
®
Dividend Aristocrats ETF (Ticker: REGL)
ProShares S&P MidCap 400
®
Dividend Aristocrats ETF
(the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P MidCap 400
®
Dividend Aristocrats Index (the “Index”). The Index, constructed and maintained by S&P Dow Jones Indices LLC, targets companies that are currently members of the S&P MidCap 400
®
Index, and have increased
dividend payments each year for at least 15 years. The Index contains a minimum of 40 stocks which are equally weighted. No single sector is allowed to comprise more than 30% of the Index weight.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
ProShares S&P Technology Dividend Aristocrats ETF (Ticker: TDV)
ProShares S&P Technology Dividend Aristocrats ETF
(the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P
®
Technology Dividend Aristocrats
®
Index (the “Index”). The Index, constructed and maintained
by S&P Dow Jones Indices LLC, targets companies from the U.S. technology sector and select U.S. technology-related companies from the communication services, financials and industrials sectors (collectively, “technology companies”). To be included in the
Index, a company must have increased dividend payments each year for at least 7 years, its shares must be listed on a U.S. national securities exchange, and it must meet certain minimum liquidity requirements.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 100%
Total Exposure 100%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
United Bankshares, Inc. 2.6%
Prosperity Bancshares, Inc. 2.4%
Williams-Sonoma, Inc. 2.4%
Lincoln Electric Holdings, Inc. 2.4%
MSA Safety, Inc. 2.4%
S&P MidCap 400 Dividend Aristocrats
Index – Composition
% of Index
Financials 29.3%
Utilities 22.9%
Industrials 17.8%
Materials 13.1%
Consumer Discretionary 6.3%
Consumer Staples 6.2%
Real Estate 2.3%
Health Care 2.1%
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 100%
Total Exposure 100%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
NetApp, Inc. 3.0%
Lam Research Corp. 3.0%
QUALCOMM, Inc. 2.9%
KLA Corp. 2.9%
Microsoft Corp. 2.9%
S&P Technology Dividend Aristocrats
Index – Composition
% of Index
Information Technology 81.7%
Financials 11.0%
Industrials 7.3%

XXVIII :: NOVEMBER 30, 2023 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION
PROSHARES TRUST
ProShares Smart Materials ETF (Ticker: TINT)
ProShares Smart Materials ETF
(the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Solactive Smart Materials Index (the “Index”). The Index selects companies focused on making or applying industrial inno-
vations which allow for improved products, processes, or techniques through advanced, responsive, or intelligent materials. The
Index is constructed and maintained by Solactive AG.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 100%
Total Exposure 100%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
Axalta Coating Systems Ltd. 4.9%
Sherwin-Williams Co. (The) 4.7%
PPG Industries, Inc. 4.7%
Universal Display Corp. 4.7%
Hexcel Corp. 4.6%
Smart Materials
Index – Composition
% of Index
Materials 58.0%
Information Technology 20.4%
Industrials 13.3%
Health Care 8.3%
Smart Materials
Index – Country
% of Index
United States 52.3%
France 11.7%
South Korea 11.6%
Japan 7.7%
Netherlands 4.6%
Switzerland 4.6%
Belgium 4.6%
Israel 2.2%
Italy 0.7%

ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2023 (UNAUDITED) :: XXIX
PROSHARES TRUST
ProShares Supply Chain Logistics ETF (Ticker: SUPL)
ProShares Supply Chain Logistics ETF
(the “Fund”) seeks investment results, before fees and expenses, that track the perfor-
mance of the FactSet Supply Chain Logistics Index (the “Index”). The Index consists of companies involved in the supply chain lo-
gistics required to move raw materials, intermediate goods, and finished products around the globe. Supply chain logistics in-
cludes activities such as the provision of logistics support, logistics software, rail and air freight, trucking, and sea shipping. The
Index is owned and administered by FactSet Research Systems, Inc.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 99%
Total Exposure 99%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
Old Dominion Freight Line, Inc. 5.4%
FedEx Corp. 5.2%
Union Pacific Corp. 5.0%
Expeditors International of
Washington, Inc. 4.7%
Deutsche Post AG 4.5%
FactSet Supply Chain Logistics
Index – Composition
% of Index
Industrials 95.9%
Consumer Discretionary 4.1%
FactSet Supply Chain Logistics
Index – Country
% of Index
United States 49.1%
Canada 7.2%
Japan 6.8%
China 6.6%
Australia 5.6%
Germany 4.6%
Switzerland 4.4%
Spain 4.1%
Taiwan 4.0%
Denmark 2.2%
Brazil 1.9%
South Korea 1.4%
New Zealand 1.2%
India 0.9%

XXX :: EXPENSE EXAMPLES (UNAUDITED)
PROSHARES TRUST
EXPENSE EXAMPLES

EXPENSE EXAMPLES (UNAUDITED) :: XXXI
PROSHARES TRUST
As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongo-
ing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
Actual Expenses
The actual expense examples are based on an investment of
$1,000 invested at the beginning of a six-month period and
held through the period ended, November 30, 2023.
The first line in the following tables provides information
about actual account values and actual expenses. You may use the information in this line, together with the amount you in-
vested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading “Ex-
penses Paid During the Period” to estimate the expenses you
paid on your account during this period.
Hypothetical Example for Comparison Purposes
The hypothetical expense examples are based on an invest-
ment of $1,000 invested at the beginning of a six month period and held through the period ended, November 30, 2023.
The second line in the following tables provides information about hypothetical account values and hypothetical expens-
es based on the Funds’ actual expense ratio and an assumed
rate of return of 5% per year before expenses, which is not the
Funds’ actual return. The hypothetical account values and ex-
penses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any trans-
action costs, such as brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.
.
Beginning
Account
Value
6/1/23
Ending
Account
Value
11/30/23
Expenses Paid
During the
Period
*
Annualized
Expense Ratio
During Period
Big Data Refiners ETF
Actual $ 1,000.00 $ 1,138.90 $3.10 0.58%
Hypothetical $ 1,000.00 $ 1,022.10 $2.93 0.58%
Decline of the Retail Store ETF
Actual $ 1,000.00 $ 985.30 $3.23 0.65%
Hypothetical $ 1,000.00 $ 1,021.75 $3.29 0.65%
DJ Brookfield Global Infrastructure ETF
Actual $ 1,000.00 $ 1,041.60 $2.30 0.45%
Hypothetical $ 1,000.00 $ 1,022.75 $2.28 0.45%
Equities for Rising Rates ETF
Actual $ 1,000.00 $ 1,137.00 $1.87 0.35%
Hypothetical $ 1,000.00 $ 1,023.25 $1.77 0.35%
Global Listed Private Equity ETF
Actual $ 1,000.00 $ 1,073.00 $3.11 0.60%
Hypothetical $ 1,000.00 $ 1,022.00 $3.03 0.60%
Hedge Replication ETF
Actual $ 1,000.00 $ 1,020.00 $4.80 0.95%
Hypothetical $ 1,000.00 $ 1,020.25 $4.80 0.95%

XXXII :: EXPENSE EXAMPLES (UNAUDITED)
PROSHARES TRUST
Beginning
Account
Value
6/1/23
Ending
Account
Value
11/30/23
Expenses Paid
During the
Period
*
Annualized
Expense Ratio
During Period
High Yield-Interest Rate Hedged
Actual $ 1,000.00 $ 1,089.50 $2.61 0.50%
Hypothetical $ 1,000.00 $ 1,022.50 $2.53 0.50%
Inflation Expectations ETF
Actual $ 1,000.00 $ 1,052.50 $1.54 0.30%
Hypothetical $ 1,000.00 $ 1,023.50 $1.52 0.30%
Investment Grade-Interest Rate Hedged
Actual $ 1,000.00 $ 1,092.10 $1.57 0.30%
Hypothetical $ 1,000.00 $ 1,023.50 $1.52 0.30%
K-1 Free Crude Oil Strategy ETF
Actual $ 1,000.00 $ 1,191.00 $3.78 0.69%
Hypothetical $ 1,000.00 $ 1,021.55 $3.49 0.69%
Large Cap Core Plus
Actual $ 1,000.00 $ 1,097.40 $2.36 0.45%
Hypothetical $ 1,000.00 $ 1,022.75 $2.28 0.45%
Long Online /Short Stores ETF
Actual $ 1,000.00 $ 1,108.00 $3.43 0.65%
Hypothetical $ 1,000.00 $ 1,021.75 $3.29 0.65%
Merger ETF
Actual $ 1,000.00 $ 1,048.30 $3.84 0.75%
Hypothetical $ 1,000.00 $ 1,021.25 $3.79 0.75%
Metaverse ETF
Actual $ 1,000.00 $ 1,057.90 $2.98 0.58%
Hypothetical $ 1,000.00 $ 1,022.10 $2.93 0.58%
MSCI EAFE Dividend Growers ETF
Actual $ 1,000.00 $ 1,003.10 $2.50 0.50%
Hypothetical $ 1,000.00 $ 1,022.50 $2.53 0.50%
MSCI Emerging Markets Dividend Growers ETF
Actual $ 1,000.00 $ 964.50 $2.95 0.60%
Hypothetical $ 1,000.00 $ 1,022.00 $3.03 0.60%
MSCI Europe Dividend Growers ETF
Actual $ 1,000.00 $ 1,030.10 $2.79 0.55%
Hypothetical $ 1,000.00 $ 1,022.25 $2.78 0.55%
MSCI Transformational Changes ETF
Actual $ 1,000.00 $ 1,040.90 $2.30 0.45%
Hypothetical $ 1,000.00 $ 1,022.75 $2.28 0.45%

EXPENSE EXAMPLES (UNAUDITED) :: XXXIII
PROSHARES TRUST
Beginning
Account
Value
6/1/23
Ending
Account
Value
11/30/23
Expenses Paid
During the
Period
*
Annualized
Expense Ratio
During Period
Nanotechnology ETF
Actual $ 1,000.00 $ 1,027.40 $2.94 0.58%
Hypothetical $ 1,000.00 $ 1,022.10 $2.93 0.58%
Nasdaq-100 Dorsey Wright Momentum ETF
Actual $ 1,000.00 $ 1,120.10 $3.07 0.58%
Hypothetical $ 1,000.00 $ 1,022.10 $2.93 0.58%
On-Demand ETF
Actual $ 1,000.00 $ 1,110.00 $3.06 0.58%
Hypothetical $ 1,000.00 $ 1,022.10 $2.93 0.58%
Online Retail ETF
Actual $ 1,000.00 $ 1,108.10 $3.06 0.58%
Hypothetical $ 1,000.00 $ 1,022.10 $2.93 0.58%
Pet Care ETF
Actual $ 1,000.00 $ 990.00 $2.49 0.50%
Hypothetical $ 1,000.00 $ 1,022.50 $2.53 0.50%
Russell 2000 Dividend Growers ETF
Actual $ 1,000.00 $ 1,044.20 $2.04 0.40%
Hypothetical $ 1,000.00 $ 1,023.00 $2.02 0.40%
Russell U.S. Dividend Growers ETF
Actual $ 1,000.00 $ 1,023.60 $1.77 0.35%
Hypothetical $ 1,000.00 $ 1,023.25 $1.77 0.35%
S&P 500
®
Bond ETF
Actual $ 1,000.00 $ 1,013.00 $0.75 0.15%
Hypothetical $ 1,000.00 $ 1,024.25 $0.76 0.15%
S&P 500
®
Dividend Aristocrats ETF
Actual $ 1,000.00 $ 1,050.70 $1.79 0.35%
Hypothetical $ 1,000.00 $ 1,023.25 $1.77 0.35%
S&P 500
®
Ex-Energy ETF
Actual $ 1,000.00 $ 1,100.50 $0.47 0.09%
Hypothetical $ 1,000.00 $ 1,024.55 $0.46 0.09%
S&P 500
®
Ex-Financials ETF
Actual $ 1,000.00 $ 1,096.80 $0.47 0.09%
Hypothetical $ 1,000.00 $ 1,024.55 $0.46 0.09%
S&P 500
®
Ex-Health Care ETF
Actual $ 1,000.00 $ 1,111.30 $0.48 0.09%
Hypothetical $ 1,000.00 $ 1,024.55 $0.46 0.09%

XXXIV :: EXPENSE EXAMPLES (UNAUDITED)
PROSHARES TRUST
Beginning
Account
Value
6/1/23
Ending
Account
Value
11/30/23
Expenses Paid
During the
Period
*
Annualized
Expense Ratio
During Period
S&P 500
®
Ex-Technology ETF
Actual $ 1,000.00 $ 1,087.80 $0.47 0.09%
Hypothetical $ 1,000.00 $ 1,024.55 $0.46 0.09%
S&P Global Core Battery Metals ETF
Actual $ 1,000.00 $ 831.80 $2.66 0.58%
Hypothetical $ 1,000.00 $ 1,022.10 $2.93 0.58%
S&P Kensho Cleantech ETF
Actual $ 1,000.00 $ 742.10 $2.53 0.58%
Hypothetical $ 1,000.00 $ 1,022.10 $2.93 0.58%
S&P Kensho Smart Factories ETF
Actual $ 1,000.00 $ 985.30 $2.88 0.58%
Hypothetical $ 1,000.00 $ 1,022.10 $2.93 0.58%
S&P MidCap 400
®
Dividend Aristocrats ETF
Actual $ 1,000.00 $ 1,046.20 $2.05 0.40%
Hypothetical $ 1,000.00 $ 1,023.00 $2.02 0.40%
S&P Technology Dividend Aristocrats ETF
Actual $ 1,000.00 $ 1,075.20 $2.33 0.45%
Hypothetical $ 1,000.00 $ 1,022.75 $2.28 0.45%
Smart Materials ETF
Actual $ 1,000.00 $ 1,016.00 $2.92 0.58%
Hypothetical $ 1,000.00 $ 1,022.10 $2.93 0.58%
Supply Chain Logistics ETF
Actual $ 1,000.00 $ 1,057.10 $2.98 0.58%
Hypothetical $ 1,000.00 $ 1,022.10 $2.93 0.58%
* Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2023 (UNAUDITED) :: 1
PROSHARES TRUST
SCHEDULE OF PORTFOLIO INVESTMENTS

BIG DATA REFINERS ETF :: NOVEMBER 30, 2023 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
2
DAT
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 100.0%
Communications Equipment — 1.6%
NetScout Systems, Inc.* 3,024 $ 60,722
Electronic Equipment, Instruments & Components — 4.9%
SES- imagotag SA* 415 46,618
Zebra Technologies Corp.,
Class A* 600 142,188
188,806
Hotels, Restaurants & Leisure — 0.7%
Genius Sports Ltd.* 5,054 28,050
IT Services — 10.2%
Couchbase, Inc.* 1,334 26,200
MongoDB, Inc., Class A* 443 184,173
Snowflake, Inc., Class A* 951 178,483
388,856
Software — 82.6%
Alteryx, Inc., Class A* 2,666 106,773
AvePoint, Inc.* 5,049 41,351
Braze, Inc., Class A* 2,248 123,505
CommVault Systems, Inc.* 1,932 142,157
Confluent, Inc., Class A* 4,823 102,344
Datadog, Inc., Class A* 1,687 196,654
Domo, Inc., Class B* 1,300 12,337
Dynatrace, Inc.* 3,167 169,593
Elastic NV* 2,306 185,310
Enghouse Systems Ltd. 1,924 48,321
Five9, Inc.* 2,371 180,718
Informatica, Inc., Class A* 4,984 125,049
InterDigital , Inc. 1,170 116,906
MicroStrategy, Inc., Class A*(a) 491 244,665
Nice Ltd., ADR* 803 152,369
Nutanix, Inc., Class A* 5,456 235,099
Palantir Technologies, Inc.,
Class A* 11,479 230,154
PowerSchool Holdings, Inc.,
Class A* 2,310 53,869
Splunk, Inc.* 1,620 245,496
Teradata Corp.* 3,425 161,831
Investments Shares Value
Common Stocks (continued)
Text SA 764 $ 21,082
Tyler Technologies, Inc.* 419 171,304
Verint Systems, Inc.* 2,808 68,993
Yext , Inc.* 4,432 29,384
3,165,264
Total Common Stocks
(Cost $3,719,856)
3,831,698
Securities Lending Reinvestments (b) — 6.6%
Investment Companies — 6.6%
Invesco Government & Agency Portfolio,
Institutional Class 5.28% (c)
(Cost $253,453) 253,453 253,453
Total Investments — 106.6%
(Cost $3,973,309) 4,085,151
Liabilities in excess of other assets — (6.6%) (254,219)
Net Assets — 100.0% $ 3,830,932
* Non-income producing security.
(a) The security or a portion of this security is on loan at November
30, 2023. The total value of securities on loan at November 30,
2023 was $244,167, collateralized in the form of cash with a value of $253,453 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at November 30, 2023. The total value of
securities purchased was $253,453.
(c) Rate shown is the 7-day yield as of November 30, 2023.
Abbreviations
ADR American Depositary Receipt
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 531,704
Aggregate gross unrealized depreciation (435,069)
Net unrealized appreciation $ 96,635
Federal income tax cost $ 3,988,516
Big Data Refiners ETF invested, as a percentage of net assets, in the following countries as of November 30, 2023:
United States 92.3%
Israel 4.0%
Canada 1.3%
France 1.2%
United Kingdom 0.7%
Poland 0.5%
Other
a
0.0%*
100.0%
* Amount represents less than 0.05%.
a Includes any non-equity securities and net other assets (liabilities).

NOVEMBER 30, 2023 (UNAUDITED) :: DECLINE OF THE RETAIL STORE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
3
EMTY
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 100.8%
Repurchase Agreements (a) — 100.8%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $10,106,885
(Cost $10,105,399) $ 10,105,399 $ 10,105,399
Total Investments — 100.8%
(Cost $10,105,399) 10,105,399
Liabilities in excess of other assets — (0.8%) (84,298)
Net Assets — 100.0% $ 10,021,101
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 53,190
Aggregate gross unrealized depreciation (709,761)
Net unrealized depreciation $ (656,571)
Federal income tax cost $ 10,105,399
Swap Agreements
a
Decline of the Retail Store ETF had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
(7,579,211) 11/6/2025
BNP Paribas
SA (5.28)%
Solactive-
ProShares Bricks
and Mortar Retail
Store Index (361,445) — 361,445 —
(162,084) 11/7/2024
Goldman Sachs
International (4.33)%
Solactive-
ProShares Bricks
and Mortar Retail
Store Index 26,744 — — 26,744
(906,522) 11/14/2024
Societe
Generale (4.78)%
Solactive-
ProShares Bricks
and Mortar Retail
Store Index 26,446 — — 26,446
(1,369,823) 3/6/2024 UBS AG (5.08)%
Solactive-
ProShares Bricks
and Mortar Retail
Store Index (348,316) — 348,316 —
(10,017,640) (656,571)
Total Unrealized
Appreciation
53,190
Total Unrealized
Depreciation
(709,761)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF :: NOVEMBER 30, 2023 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
4
TOLZ
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 91.2%
Construction & Engineering — 7.2%
Ferrovial SE 67,933 $ 2,348,495
Vinci SA 69,263 8,466,609
10,815,104
Diversified Telecommunication Services — 2.9%
Cellnex Telecom SA(a) 79,826 3,044,646
China Tower Corp. Ltd.,
Class
a
H(a) 6,364,253 659,947
Infrastrutture Wireless Italiane
SpA(a) 48,371 596,019
4,300,612
Electric Utilities — 12.1%
Edison International 36,083 2,417,200
Elia Group SA/NV 4,579 495,683
Eversource Energy 32,863 1,952,391
Exelon Corp. 93,524 3,601,609
Fortis, Inc. 66,331 2,657,249
Hydro One Ltd.(a) 43,277 1,202,998
PG&E Corp.* 196,519 3,374,231
Redeia Corp. SA 55,245 924,864
Terna - Rete Elettrica Nazionale 191,195 1,539,224
18,165,449
Gas Utilities — 8.3%
APA Group 171,751 968,023
Atmos Energy Corp. 13,920 1,584,235
Beijing Enterprises Holdings
Ltd. 64,620 214,261
Brookfield Infrastructure Corp.,
Class
a
A 16,119 500,641
Chesapeake Utilities Corp. 2,035 194,546
China Gas Holdings Ltd. 400,670 367,263
China Resources Gas Group
Ltd. 123,562 387,550
Enagas SA 31,812 581,740
ENN Energy Holdings Ltd. 103,369 717,243
Hong Kong & China Gas Co.
Ltd. 1,476,058 1,014,739
Italgas SpA 65,797 366,337
Kunlun Energy Co. Ltd. 539,710 498,855
Naturgy Energy Group SA 25,087 748,763
New Jersey Resources Corp. 9,105 384,231
Northwest Natural Holding Co. 3,366 123,263
ONE Gas, Inc. 5,159 297,313
Snam SpA 278,582 1,401,862
Southwest Gas Holdings, Inc. 5,595 330,720
Spire, Inc. 4,915 299,864
Toho Gas Co. Ltd. 13,041 231,820
Tokyo Gas Co. Ltd. 54,959 1,270,366
Towngas Smart Energy Co. Ltd.* 146,364 62,208
12,545,843
Media — 0.2%
Eutelsat Communications
SACA*(b) 19,038 78,498
SES SA, Class
a
A, ADR 45,575 270,614
349,112
Investments Shares Value
Common Stocks (continued)
Multi-Utilities — 11.2%
ACEA SpA 5,496 $ 74,959
CenterPoint Energy, Inc. 59,198 1,673,527
Consolidated Edison, Inc. 32,409 2,920,375
National Grid plc 504,559 6,544,975
NiSource, Inc. 38,829 995,576
Northwestern Energy Group,
Inc. 5,609 282,189
Sempra 59,244 4,317,110
Unitil Corp. 1,493 72,381
16,881,092
Oil, Gas & Consumable Fuels — 25.1%
Antero Midstream Corp. 31,795 423,509
Cheniere Energy, Inc. 22,653 4,126,244
DT Midstream, Inc. 9,025 517,042
Enbridge, Inc. 288,066 10,058,269
EnLink Midstream LLC 22,405 306,276
Hess Midstream LP, Class
a
A 6,231 202,757
Keyera Corp. 31,224 786,266
Kinder Morgan, Inc. 182,175 3,200,815
Koninklijke Vopak NV 8,837 303,001
New Fortress Energy, Inc. 6,181 237,845
ONEOK, Inc. 54,741 3,768,918
Pembina Pipeline Corp. 74,766 2,500,924
Targa Resources Corp. 20,991 1,898,636
TC Energy Corp. 140,405 5,265,640
Williams Cos., Inc. (The) 114,516 4,213,044
37,809,186
Specialized REITs — 11.0%
American Tower Corp., REIT 43,885 9,162,310
Crown Castle, Inc., REIT 40,827 4,788,191
SBA Communications Corp.,
Class
a
A, REIT 10,203 2,519,733
16,470,234
Transportation Infrastructure — 8.1%
Aena SME SA(a) 9,990 1,717,566
Aeroports de Paris SA 5,389 663,436
Atlas Arteria Ltd. 152,701 585,204
Auckland International Airport
Ltd. 178,124 868,735
Beijing Capital International
Airport Co. Ltd., Class
a
H* 233,312 84,528
China Merchants Port Holdings
Co. Ltd. 172,797 221,214
COSCO SHIPPING Ports Ltd. 203,366 136,683
Flughafen Zurich AG
(Registered) 2,572 544,241
Fraport AG Frankfurt Airport
Services Worldwide* 4,835 275,565
Getlink SE 44,174 806,359
Grupo Aeroportuario del Centro
Norte SAB de CV, ADR 4,650 333,033
Grupo Aeroportuario del
Pacifico SAB de CV, ADR 5,303 807,435
Grupo Aeroportuario del Sureste
SAB de CV, ADR 2,466 580,644

See accompanying notes to the financial statements.
NOVEMBER 30, 2023 (UNAUDITED) :: DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
5
TOLZ
::
Investments Shares Value
Common Stocks (continued)
Hutchison Port Holdings Trust,
Class
a
U 685,787 $ 104,925
Japan Airport Terminal Co. Ltd. 12,572 551,180
Jiangsu Expressway Co. Ltd.,
Class
a
H 164,899 148,406
Shenzhen Expressway Corp.
Ltd., Class
a
H 83,293 67,178
Transurban Group 420,141 3,597,802
Westshore Terminals Investment
Corp. 4,682 89,779
Yuexiu Transport Infrastructure
Ltd. 122,409 66,444
12,250,357
Water Utilities — 5.1%
American States Water Co. 3,448 275,495
American Water Works Co., Inc. 18,326 2,416,100
Beijing Enterprises Water Group
Ltd. 606,148 121,830
California Water Service Group 5,373 271,713
China Water Affairs Group Ltd. 117,534 66,807
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP,
ADR 46,523 638,296
Essential Utilities, Inc. 22,825 812,798
Pennon Group plc 35,348 315,499
Severn Trent plc 37,440 1,229,392
SJW Group 2,703 177,425
United Utilities Group plc 92,834 1,278,633
7,603,988
Total Common Stocks
(Cost $144,526,351)
137,190,977
Master Limited Partnerships — 7.7%
Multi-Utilities — 0.5%
Brookfield Infrastructure
Partners LP 30,603 801,799
Oil, Gas & Consumable Fuels — 7.2%
Cheniere Energy Partners LP 3,618 223,375
Energy Transfer LP 275,281 3,823,653
Enterprise Products Partners LP 136,746 3,662,058
Genesis Energy LP 10,388 130,473
MPLX LP 32,869 1,198,404
NuStar Energy LP 10,554 200,948
Plains All American Pipeline LP 42,385 673,074
Plains GP Holdings LP Class A 18,299 295,712
Western Midstream Partners LP 17,915 534,225
10,741,922
Total Master Limited Partnerships
(Cost $11,595,293) 11,543,721
Closed End Funds — 0.6%
Capital Markets — 0.6%
3i Infrastructure plc 88,365 364,232
Investments Shares Value
Closed End Funds (continued)
Hicl Infrastructure plc 274,120 $ 474,106
Total Closed End Funds
(Cost $917,353) 838,338
Securities Lending Reinvestments (c) — 0.0% (d)
Investment Companies — 0.0% (d)
Invesco Government & Agency Portfolio,
Institutional Class 5.28% (e)
(Cost $64,371) 64,371 64,371
Principal
Amount
Short-Term Investments — 0.3%
Repurchase Agreements (f) — 0.3%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $523,793
(Cost $523,718) $ 523,718 523,718
Total Investments — 99.8%
(Cost $157,627,086) 150,161,125
Other assets less liabilities — 0.2% 350,915
Net Assets — 100.0% $ 150,512,040
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The security or a portion of this security is on loan at November
30, 2023. The total value of securities on loan at November
30, 2023 was $61,016, collateralized in the form of cash with a value of $64,371 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(c) The security was purchased with cash collateral held from securities on loan at November 30, 2023. The total value of
securities purchased was $64,371.
(d) Represents less than 0.05% of net assets.
(e) Rate shown is the 7-day yield as of November 30, 2023.
(f) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
REIT Real Estate Investment Trust

See accompanying notes to the financial statements.
DJ BROOKFIELD GLOBAL INFRASTRUCTURE ETF :: NOVEMBER 30, 2023 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
6
TOLZ
::
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 8,108,025
Aggregate gross unrealized depreciation (16,160,371)
Net unrealized depreciation $ (8,052,346)
Federal income tax cost $ 158,213,471
DJ Brookfield Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of November 30, 2023:
United States 51.3%
Canada 15.9%
United Kingdom 6.8%
France 6.7%
Spain 4.7%
Australia 3.4%
Italy 2.6%
China 2.5%
Japan 1.4%
Mexico 1.1%
Hong Kong 0.8%
New Zealand 0.6%
Brazil 0.4%
Switzerland 0.4%
Belgium 0.3%
Netherlands 0.2%
Germany 0.2%
Luxembourg 0.2%
Other
a
0.5%
100.0%
a Includes any non-equity securities and net other assets (liabilities).

NOVEMBER 30, 2023 (UNAUDITED) :: EQUITIES FOR RISING RATES ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
7
EQRR
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 99.7%
Aerospace & Defense — 1.7%
General Dynamics Corp. 1,785 $ 440,841
Automobiles — 0.9%
General Motors Co. 7,976 252,042
Banks — 15.9%
Bank of America Corp. 24,009 732,035
Fifth Third Bancorp 25,952 751,310
Huntington Bancshares, Inc. 63,211 711,756
M&T Bank Corp. 5,198 666,228
Regions Financial Corp. 38,222 637,543
Wells Fargo & Co. 16,090 717,453
4,216,325
Capital Markets — 5.1%
Charles Schwab Corp. (The) 11,974 734,246
LPL Financial Holdings, Inc. 2,763 614,215
1,348,461
Chemicals — 11.2%
Albemarle Corp. 3,092 374,967
CF Industries Holdings, Inc. 6,133 460,895
Dow, Inc. 10,201 527,901
LyondellBasell Industries NV,
Class A 5,552 527,995
Mosaic Co. (The) 14,774 530,239
Westlake Corp. 4,220 541,806
2,963,803
Construction & Engineering — 1.5%
Quanta Services, Inc. 2,108 396,957
Construction Materials — 1.6%
Vulcan Materials Co. 1,953 417,083
Consumer Finance — 5.0%
American Express Co. 2,645 451,687
Capital One Financial Corp. 4,066 454,009
Synchrony Financial 12,906 417,638
1,323,334
Containers & Packaging — 2.1%
Avery Dennison Corp. 2,878 559,771
Distributors — 1.8%
Genuine Parts Co. 1,819 241,527
LKQ Corp. 5,313 236,588
478,115
Energy Equipment & Services — 5.4%
Halliburton Co. 19,475 721,159
Schlumberger NV 13,535 704,362
1,425,521
Investments Shares Value
Common Stocks (continued)
Financial Services — 1.4%
FleetCor Technologies, Inc.* 1,547 $ 372,054
Hotels, Restaurants & Leisure — 4.5%
Booking Holdings, Inc.* 83 259,433
Carnival Corp.* 19,166 288,640
Expedia Group, Inc.* 2,548 346,987
Hilton Worldwide Holdings, Inc. 1,753 293,662
1,188,722
Industrial Conglomerates — 1.6%
General Electric Co. 3,567 434,461
Insurance — 5.2%
American International Group,
Inc. 10,851 714,104
MetLife, Inc. 10,449 664,870
1,378,974
Machinery — 2.8%
Caterpillar, Inc. 1,448 363,043
Cummins, Inc. 1,725 386,676
749,719
Metals & Mining — 6.3%
Freeport-McMoRan, Inc. 14,106 526,436
Reliance Steel & Aluminum Co. 2,006 552,171
Steel Dynamics, Inc. 4,907 584,571
1,663,178
Oil, Gas & Consumable Fuels — 22.8%
Devon Energy Corp. 16,536 743,624
Diamondback Energy, Inc. 5,093 786,410
EOG Resources, Inc. 6,225 766,111
Hess Corp. 5,156 724,727
Marathon Oil Corp. 29,491 749,956
Marathon Petroleum Corp. 5,213 777,727
Pioneer Natural Resources Co. 3,439 796,610
Valero Energy Corp. 5,566 697,754
6,042,919
Passenger Airlines — 1.9%
Delta Air Lines, Inc. 7,109 262,535
United Airlines Holdings, Inc.* 6,220 245,068
507,603
Specialty Retail — 1.0%
AutoZone, Inc.* 103 268,823
Total Common Stocks
(Cost $26,587,270)
26,428,706

See accompanying notes to the financial statements.
EQUITIES FOR RISING RATES ETF :: NOVEMBER 30, 2023 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
8
EQRR
::
Investments
Principal
Amount Value
Short-Term Investments — 0.1%
Repurchase Agreements (a) — 0.1%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $18,788
(Cost $18,785) $ 18,785 $ 18,785
Total Investments — 99.8%
(Cost $26,606,055) 26,447,491
Other assets less liabilities — 0.2% 63,971
Net Assets — 100.0% $ 26,511,462
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,101,059
Aggregate gross unrealized depreciation (2,275,512)
Net unrealized depreciation $ (174,453)
Federal income tax cost $ 26,621,944

NOVEMBER 30, 2023 (UNAUDITED) :: GLOBAL LISTED PRIVATE EQUITY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
9
PEX
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 86.3%
Capital Markets — 71.6%
3i Group plc 29,692 $ 836,658
Ares Capital Corp. 38,879 770,582
Barings BDC, Inc. 12,345 111,352
Capital Southwest Corp. 5,090 114,627
FS KKR Capital Corp. 34,991 691,422
Gimv NV 2,716 129,636
Goldman Sachs BDC, Inc. 13,775 202,906
Golub Capital BDC, Inc. 21,659 322,286
Hercules Capital, Inc. 18,584 287,123
IP Group plc 136,268 86,876
Main Street Capital Corp. 10,511 434,419
MidCap Financial Investment
Corp. 8,653 116,556
New Mountain Finance Corp. 11,563 148,238
Oaktree Specialty Lending
Corp. 9,540 190,800
Onex Corp. 8,774 593,511
Prospect Capital Corp. 44,598 249,303
Ratos AB, Class
a
B 27,446 83,509
Sixth Street Specialty Lending,
Inc. 11,630 243,765
SLR Investment Corp. 5,735 86,828
5,700,397
Financial Services — 14.7%
Compass Diversified Holdings 8,276 166,927
Eurazeo SE 5,639 422,605
Kinnevik AB, Class
a
B * 31,826 296,751
Wendel SE 3,410 288,220
1,174,503
Total Common Stocks
(Cost $7,888,453)
6,874,900
Closed End Funds — 12.5%
Capital Markets — 12.5%
Apax Global Alpha Ltd.(a) 55,926 105,199
HBM Healthcare Investments
AG Class A 771 154,077
HgCapital Trust plc 55,564 282,341
Investments Shares Value
Closed End Funds (continued)
NB Private Equity Partners Ltd. 5,738 $ 120,249
Oakley Capital Investments Ltd. 19,269 109,103
Princess Private Equity Holding
Ltd. 7,552 86,725
Syncona Ltd.* 87,915 139,179
Total Closed End Funds
(Cost $1,045,769) 996,873
Principal
Amount
Short-Term Investments — 0.9%
Repurchase Agreements (b) — 0.9%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $69,685
(Cost $69,675) $ 69,675 69,675
Total Investments — 99.7%
(Cost $9,003,897) 7,941,448
Other assets less liabilities — 0.3% 20,942
Net Assets — 100.0% $ 7,962,390
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 828,802
Aggregate gross unrealized depreciation (1,955,030)
Net unrealized depreciation $ (1,126,228)
Federal income tax cost $ 9,067,676
Global Listed Private Equity ETF invested, as a percentage of net assets, in the following countries as of November 30, 2023:
United States 52.0%
United Kingdom 15.1%
France 8.9%
Canada 7.5%
Sweden 4.8%
Guernsey 3.9%
Switzerland 1.9%
China 1.7%
Belgium 1.6%
Bermuda 1.4%
Other
a
1.2%
100.0%
a Includes any non-equity securities and net other assets (liabilities).

HEDGE REPLICATION ETF :: NOVEMBER 30, 2023
(
UNAUDITED
)
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
10
HDG
::
See accompanying notes to the financial statements.
Percentage
of Net
Assets Shares Value
Common Stocks — 15.8%
API Group Corp.*
(Construction &
Engineering) 0.1% 475 $ 14,416
Applied Industrial
Technologies, Inc.
(Trading Companies &
Distributors) 0.1% 88 14,086
ATI, Inc.* (Metals &
Mining) 0.0% 293 12,877
Atkore, Inc.* (Electrical
Equipment) 0.0% 88 11,431
BellRing Brands, Inc.*
(Personal Care
Products) 0.1% 304 16,082
ChampionX Corp.
(Energy Equipment &
Services) 0.0% 452 13,253
Chart Industries, Inc.*
(Machinery) 0.0% 98 12,743
Chord Energy Corp. (Oil,
Gas & Consumable
Fuels) 0.1% 95 15,403
Civitas Resources,
Inc. (Oil, Gas &
Consumable Fuels) 0.0% 157 10,784
Comfort Systems USA,
Inc. (Construction &
Engineering) 0.1% 80 15,486
Commercial Metals Co.
(Metals & Mining) 0.0% 266 12,058
Duolingo, Inc., Class A*
(Diversified Consumer
Services) 0.1% 65 13,799
elf Beauty, Inc.* (Personal
Care Products) 0.1% 121 14,289
Ensign Group, Inc. (The)
(Health Care Providers
& Services) 0.0% 124 13,277
Essent Group Ltd.
(Financial Services) 0.0% 240 11,602
Fabrinet* (Electronic
Equipment,
Instruments &
Components) 0.1% 84 13,600
Fluor Corp.*
(Construction &
Engineering) 0.0% 324 12,322
Halozyme Therapeutics,
Inc.* (Biotechnology) 0.0% 295 11,390
HealthEquity, Inc.*
(Health Care Providers
& Services) 0.0% 191 12,801
ImmunoGen , Inc.*
(Biotechnology) 0.1% 544 15,966
Intra-Cellular Therapies,
Inc.* (Pharmaceuticals) 0.0% 213 13,072
Lantheus Holdings,
Inc.* (Health Care
Equipment & Supplies) 0.0% 154 11,029
Light & Wonder, Inc.*
(Hotels, Restaurants &
Leisure) 0.1% 207 18,303
Percentage
of Net
Assets Shares Value
Common Stocks (continued)
Matador Resources
Co. (Oil, Gas &
Consumable Fuels) 0.1% 257 $ 14,875
Maximus, Inc.
(Professional Services) 0.0% 138 11,522
Meritage Homes Corp.
(Household Durables) 0.0% 83 11,728
MicroStrategy, Inc., Class
A* (Software) 0.0% 25 12,458
Murphy Oil Corp. (Oil,
Gas & Consumable
Fuels) 0.1% 337 14,414
Noble Corp. plc (Energy
Equipment & Services) 0.0% 251 11,581
Novanta , Inc.*
(Electronic Equipment,
Instruments &
Components) 0.0% 81 11,700
Onto Innovation, Inc.*
(Semiconductors
& Semiconductor
Equipment) 0.1% 111 15,652
Option Care Health, Inc.*
(Health Care Providers
& Services) 0.0% 386 11,484
PBF Energy, Inc.,
Class A (Oil, Gas &
Consumable Fuels) 0.0% 258 11,455
Permian Resources
Corp., Class A (Oil,
Gas & Consumable
Fuels) 0.0% 814 10,696
Qualys, Inc.* (Software) 0.1% 84 15,527
Rambus, Inc.*
(Semiconductors
& Semiconductor
Equipment) 0.1% 248 16,782
Ryman Hospitality
Properties, Inc., REIT
(Hotel & Resort REITs) 0.0% 131 13,146
Selective Insurance
Group, Inc. (Insurance) 0.1% 137 13,931
Simpson Manufacturing
Co., Inc. (Building
Products) 0.1% 97 16,196
SouthState Corp. (Banks) 0.0% 173 12,811
SPS Commerce, Inc.*
(Software) 0.1% 83 14,299
Super Micro Computer,
Inc.* (Technology
Hardware, Storage &
Peripherals) 0.1% 105 28,714
Taylor Morrison Home
Corp., Class A*
(Household Durables) 0.0% 239 10,779
Tenable Holdings, Inc.*
(Software) 0.0% 259 10,720
Terreno Realty Corp.,
REIT (Industrial REITs) 0.0% 186 10,622
UFP Industries, Inc.
(Building Products) 0.1% 136 14,910
Vaxcyte , Inc.*
(Biotechnology) 0.0% 213 11,027

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: HEDGE REPLICATION ETF
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
11
HDG
::
Percentage
of Net
Assets Shares Value
Common Stocks (continued)
Watts Water
Technologies, Inc.,
Class A (Machinery) 0.0% 62 $ 11,936
Weatherford International
plc* (Energy Equipment
& Services) 0.1% 162 14,692
Workiva, Inc., Class A*
(Software) 0.0% 111 10,675
Other Common Stocks(a) 13.7% 261,878 4,439,086
Total Common Stocks
(Cost $4,617,917)
5,113,487
No. of
Rights
Rights — 0.0% (b)
Aduro Biotech, Inc.,
CVR*(c)(d) 0.0% 39 —
Chinook Therape , CVR* 0.0% 118 —
Tobira Therapeutics, Inc.,
CVR*(c)(d) 0.0% 10 —
Total Rights
(Cost $99) —
Shares
Securities Lending Reinvestments (e) — 0.0% (b)
Investment Companies — 0.0% (b)
Invesco Government
& Agency Portfolio,
Institutional Class
5.28%(f)
(Cost $44) 0.0% 44 44
Principal
Amount
Short-Term Investments — 81.4%
Repurchase Agreements (g) — 14.9%
Repurchase Agreements with various
counterparties, rates 5.10% - 5.31%,
dated 11/30/2023, due 12/1/2023,
total to be received $4,835,016
(Cost $4,834,304) $ 4,834,304 4,834,304
U.S. Treasury Obligations — 66.5%
U.S. Treasury Bills
5.34%, 2/1/2024 (h)
(Cost $21,527,784) 21,725,000 21,541,155
Total Short-Term Investments
(Cost $26,362,088) 26,375,459
Total Investments — 97.2%
(Cost $30,980,148) 31,488,990
Other assets less liabilities — 2.8% 900,658
Net assets — 100.0% $ 32,389,648
* Non-income producing security.
(a) The security or a portion of this security is on loan at November
30, 2023. The total value of securities on loan at November 30,
2023 was $0, collateralized in the form of cash with a value of
$44 that was reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of Portfolio
Investments.
(b) Represents less than 0.05% of net assets.
(c) Illiquid security.
(d) Security fair valued as of November 30, 2023 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2023 amounted to $0,
which represents approximately 0.00% of net assets of the
Fund.
(e) The security was purchased with cash collateral held from securities on loan at November 30, 2023. The total value of
securities purchased was $44.
(f) Rate shown is the 7-day yield as of November 30, 2023.
(g) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(h) The rate shown was the current yield as of November 30, 2023.
Abbreviations
CVR Contingent Value Rights - No defined expiration
REIT Real Estate Investment Trust
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,380,212
Aggregate gross unrealized depreciation (969,534)
Net unrealized appreciation $ 410,678
Federal income tax cost $ 31,391,744

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: NOVEMBER 30, 2023
(
UNAUDITED
)
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
12
HDG
::
Futures Contracts Sold
Hedge Replication ETF had the following open short futures contracts as of November 30, 2023:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
E-Mini Euro 47 12/18/2023 U.S. Dollar $ 3,199,525 $ (34,163)
Swap Agreements
a
Hedge Replication ETF had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
244,565 3/6/2025
Morgan
Stanley & Co.
International plc 5.78%
iShares® MSCI
Emerging Markets
ETF
f
(6,234) — 6,234 —
(1,895,637) 11/14/2024
Societe
Generale (5.68)%
S&P 500® Total
Return Index (185,999)
28,944 11/14/2024
Societe
Generale 5.88%
Russell 2000® Total
Return Index (7,417)
1,032,833 3/6/2024
Societe
Generale 5.28%
iShares® MSCI
Emerging Markets
ETF
f
73,867
3,086,238 11/14/2024
Societe
Generale 6.03%
iShares® MSCI
EAFE ETF
f
(27,929)
2,252,378 (147,478) — 147,478 —
52,462 11/7/2024 UBS AG 5.33%
Russell 2000® Total
Return Index (3,469)
501,258 11/6/2025 UBS AG 5.13%
iShares® MSCI
Emerging Markets
ETF
f
8,189
1,074,458 4/8/2024 UBS AG 5.53%
iShares® MSCI
EAFE ETF
f
496,587
1,628,178 501,307 (445,820) — 55,487
4,125,121 347,595
Total Unrealized
Appreciation
578,643
Total Unrealized
Depreciation
(231,048)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.
Hedge Replication ETF invested, as a percentage of net assets, in the following industries, as of November 30, 2023:
Aerospace & Defense 0.2%
Air Freight & Logistics 0.0%*
Automobile Components 0.2%
Automobiles 0.0%*
Banks 1.4%
Beverages 0.1%
Biotechnology 1.1%
Broadline Retail 0.0%*
Building Products 0.3%
Capital Markets 0.2%
Chemicals 0.3%

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: HEDGE REPLICATION ETF
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
13
HDG
::
Commercial Services & Supplies 0.3%
Communications Equipment 0.1%
Construction & Engineering 0.3%
Construction Materials 0.1%
Consumer Finance 0.1%
Consumer Staples Distribution & Retail 0.1%
Containers & Packaging 0.0%*
Distributors 0.0%*
Diversified Consumer Services 0.2%
Diversified REITs 0.1%
Diversified Telecommunication Services 0.1%
Electric Utilities 0.1%
Electrical Equipment 0.2%
Electronic Equipment, Instruments & Components 0.4%
Energy Equipment & Services 0.4%
Entertainment 0.1%
Financial Services 0.4%
Food Products 0.2%
Gas Utilities 0.1%
Ground Transportation 0.1%
Health Care Equipment & Supplies 0.4%
Health Care Providers & Services 0.4%
Health Care REITs 0.1%
Health Care Technology 0.1%
Hotel & Resort REITs 0.1%
Hotels, Restaurants & Leisure 0.4%
Household Durables 0.3%
Household Products 0.1%
Independent Power and Renewable Electricity Producers 0.0%*
Industrial Conglomerates 0.0%*
Industrial REITs 0.1%
Insurance 0.3%
Interactive Media & Services 0.1%
IT Services 0.1%
Leisure Products 0.1%
Life Sciences Tools & Services 0.1%
Machinery 0.6%
Marine Transportation 0.0%*
Media 0.1%
Metals & Mining 0.3%
Mortgage Real Estate Investment Trusts (REITs) 0.2%
Multi-Utilities 0.1%
Office REITs 0.1%
Oil, Gas & Consumable Fuels 0.8%
Paper & Forest Products 0.0%*
Passenger Airlines 0.1%
Personal Care Products 0.1%
Pharmaceuticals 0.2%
Professional Services 0.4%
Real Estate Management & Development 0.1%
Residential REITs 0.1%
Retail REITs 0.2%
Semiconductors & Semiconductor Equipment 0.5%
Software 0.9%
Specialized REITs 0.1%
Specialty Retail 0.4%
Technology Hardware, Storage & Peripherals 0.1%
Textiles, Apparel & Luxury Goods 0.1%
Tobacco 0.0%*
Trading Companies & Distributors 0.3%
Water Utilities 0.1%
Wireless Telecommunication Services 0.0%*
Other
a
84.2%
100.0%
* Amount represents less than 0.05%.
a Includes any non-equity securities and net other assets (liabilities).

HIGH YIELD-INTEREST RATE HEDGED :: NOVEMBER 30, 2023 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
14
HYHG
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Corporate Bonds — 94.9%
Aerospace & Defense — 4.3%
Bombardier, Inc.
7.88%, 4/15/2027 (a) $ 1,185,000 $ 1,185,941
Rolls-Royce plc
5.75%, 10/15/2027 (a) 436,000 430,791
Spirit AeroSystems, Inc.
7.50%, 4/15/2025 (a) 480,000 483,744
9.75%, 11/15/2030 (a) 250,000 263,690
TransDigm, Inc.
6.25%, 3/15/2026 (a) 907,000 900,926
5.50%, 11/15/2027 1,493,000 1,436,602
Triumph Group, Inc.
9.00%, 3/15/2028 (a) 463,000 475,259
5,176,953
Automobile Components — 2.0%
Allison Transmission, Inc.
3.75%, 1/30/2031 (a) 344,000 287,361
Clarios Global LP
8.50%, 5/15/2027 (a) 737,000 741,416
Icahn Enterprises LP
6.25%, 5/15/2026 821,000 775,142
5.25%, 5/15/2027 69,000 62,469
Tenneco, Inc.
8.00%, 11/17/2028 (a) 635,000 523,338
2,389,726
Automobiles — 0.3%
Aston Martin Capital Holdings Ltd.
10.50%, 11/30/2025 (a) 356,000 356,029
Broadline Retail — 0.4%
NMG Holding Co., Inc.
7.13%, 4/1/2026 (a) 354,000 331,702
Rakuten Group, Inc.
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 4.96%), 6.25%,
4/22/2031 (a)(b)(c) 213,000 136,533
468,235
Building Products — 2.4%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a) 439,000 376,950
Emerald Debt Merger Sub LLC
6.63%, 12/15/2030 (a) 809,000 806,978
Smyrna Ready Mix Concrete LLC
6.00%, 11/1/2028 (a) 579,000 550,157
8.88%, 11/15/2031 (a) 250,000 254,720
Standard Industries, Inc.
4.38%, 7/15/2030 (a) 642,000 562,726
3.38%, 1/15/2031 (a) 374,000 307,119
2,858,650
Investments
Principal
Amount Value
Corporate Bonds (continued)
Capital Markets — 0.5%
Coinbase Global, Inc.
3.38%, 10/1/2028 (a) $ 384,000 $ 308,594
Compass Group Diversified Holdings LLC
5.25%, 4/15/2029 (a) 358,000 327,033
635,627
Chemicals — 1.4%
Olympus Water US Holding Corp.
9.75%, 11/15/2028 (a) 662,000 680,802
SCIH Salt Holdings, Inc.
4.88%, 5/1/2028 (a) 443,000 401,198
Tronox, Inc.
4.63%, 3/15/2029 (a) 332,000 282,274
WR Grace Holdings LLC
5.63%, 8/15/2029 (a) 370,000 311,455
1,675,729
Commercial Services & Supplies — 3.1%
Allied Universal Holdco LLC
6.63%, 7/15/2026 (a) 985,000 957,108
Madison IAQ LLC
5.88%, 6/30/2029 (a) 410,000 343,714
Neptune Bidco US, Inc.
9.29%, 4/15/2029 (a) 1,023,000 949,925
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a) 883,000 873,398
Vericast Corp.
11.00%, 9/15/2026 (a) 522,000 548,753
3,672,898
Communications Equipment — 0.5%
CommScope, Inc.
6.00%, 3/1/2026 (a) 618,000 529,935
4.75%, 9/1/2029 (a) 43,000 26,983
556,918
Construction & Engineering — 0.4%
Brand Industrial Services, Inc.
10.38%, 8/1/2030 (a) 500,000 518,415
Consumer Staples Distribution & Retail — 1.3%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a) 324,000 311,302
3.50%, 3/15/2029 (a) 711,000 630,237
Performance Food Group, Inc.
5.50%, 10/15/2027 (a) 591,000 572,038
1,513,577
Containers & Packaging — 3.3%
Ardagh Metal Packaging Finance USA LLC
4.00%, 9/1/2029 (a) 424,000 336,495
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a) 537,000 475,054

See accompanying notes to the financial statements.
NOVEMBER 30, 2023 (UNAUDITED) :: HIGH YIELD-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
15
HYHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Ball Corp.
6.00%, 6/15/2029 $ 392,000 $ 391,141
2.88%, 8/15/2030 293,000 242,728
Clydesdale Acquisition Holdings, Inc.
8.75%, 4/15/2030 (a) 457,000 410,086
Mauser Packaging Solutions Holding Co.
7.88%, 8/15/2026 (a) 785,000 779,940
9.25%, 4/15/2027 (a) 770,000 700,724
Pactiv Evergreen Group Issuer, Inc.
4.00%, 10/15/2027 (a) 330,000 301,950
Trivium Packaging Finance BV
5.50%, 8/15/2026 (a)(d) 367,000 352,863
3,990,981
Diversified REITs — 1.0%
Uniti Group LP
REIT, 10.50%, 2/15/2028
(a) 843,000 829,703
REIT, 6.50%, 2/15/2029
(a) 500,000 332,684
1,162,387
Diversified Telecommunication Services — 6.3%
Altice France SA
5.13%, 7/15/2029 (a) 889,000 635,671
5.50%, 10/15/2029 (a) 827,000 596,544
CCO Holdings LLC
4.75%, 3/1/2030 (a) 1,203,000 1,053,075
4.25%, 2/1/2031 (a) 942,000 787,537
Frontier Communications Holdings LLC
5.00%, 5/1/2028 (a) 879,000 788,839
8.75%, 5/15/2030 (a) 229,000 228,634
Iliad Holding SASU
6.50%, 10/15/2026 (a) 491,000 477,977
Intelsat Jackson Holdings SA
6.50%, 3/15/2030 (a) 1,144,000 1,060,902
Level 3 Financing, Inc.
4.25%, 7/1/2028 (a) 478,000 199,936
Lumen Technologies, Inc.
4.00%, 2/15/2027 (a) 250,000 132,080
Virgin Media Secured Finance plc
5.50%, 5/15/2029 (a) 553,000 520,137
Windstream Escrow LLC
7.75%, 8/15/2028 (a) 511,000 423,922
Zayo Group Holdings, Inc.
4.00%, 3/1/2027 (a)(e) 601,000 458,532
6.13%, 3/1/2028 (a) 296,000 198,808
7,562,594
Electric Utilities — 2.2%
Electricite de France SA
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 5.41%), 9.13%,
3/15/2033 (a)(b)(c) 320,000 340,319
NRG Energy, Inc.
3.63%, 2/15/2031 (a) 173,000 141,459
Investments
Principal
Amount Value
Corporate Bonds (continued)
3.88%, 2/15/2032 (a) $ 629,000 $ 514,207
PG&E Corp.
5.00%, 7/1/2028 (e) 64,000 60,925
5.25%, 7/1/2030 622,000 581,571
Vistra Operations Co. LLC
5.63%, 2/15/2027 (a) 894,000 869,573
5.00%, 7/31/2027 (a) 108,000 102,781
2,610,835
Electrical Equipment — 0.3%
Sensata Technologies BV
4.00%, 4/15/2029 (a) 361,000 324,101
Energy Equipment & Services — 1.0%
Transocean, Inc.
8.75%, 2/15/2030 (a) 241,300 246,435
Valaris Ltd.
8.38%, 4/30/2030 (a) 506,000 509,021
Weatherford International Ltd.
8.63%, 4/30/2030 (a) 481,000 497,294
1,252,750
Entertainment — 0.7%
Live Nation Entertainment, Inc.
6.50%, 5/15/2027 (a) 543,000 542,939
ROBLOX Corp.
3.88%, 5/1/2030 (a) 360,000 309,297
852,236
Financial Services — 2.9%
Block, Inc.
2.75%, 6/1/2026 633,000 583,089
GTCR W-2 Merger Sub LLC
7.50%, 1/15/2031 (a) 556,000 565,619
Jefferies Finance LLC
5.00%, 8/15/2028 (a) 316,000 270,272
Midcap Financial Issuer Trust
6.50%, 5/1/2028 (a) 394,000 342,780
MPH Acquisition Holdings LLC
5.50%, 9/1/2028 (a) 335,000 289,986
NCR Atleos Corp.
9.50%, 4/1/2029 (a) 550,000 567,979
Rocket Mortgage LLC
2.88%, 10/15/2026 (a) 165,000 149,944
3.88%, 3/1/2031 (a) 882,000 740,880
3,510,549
Food Products — 1.2%
Darling Ingredients, Inc.
6.00%, 6/15/2030 (a) 336,000 324,214
Post Holdings, Inc.
5.50%, 12/15/2029 (a) 711,000 668,333
4.63%, 4/15/2030 (a) 498,000 444,919
1,437,466

See accompanying notes to the financial statements.
HIGH YIELD-INTEREST RATE HEDGED :: NOVEMBER 30, 2023 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
16
HYHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Ground Transportation — 1.1%
EquipmentShare.com, Inc.
9.00%, 5/15/2028 (a) $ 419,000 $ 412,715
Hertz Corp. (The)
5.00%, 12/1/2029 (a) 366,000 281,401
Uber Technologies, Inc.
7.50%, 9/15/2027 (a) 250,000 254,591
4.50%, 8/15/2029 (a) 364,000 334,908
1,283,615
Health Care Equipment & Supplies — 2.2%
Avantor Funding, Inc.
4.63%, 7/15/2028 (a) 521,000 487,416
Medline Borrower LP
3.88%, 4/1/2029 (a) 1,096,000 973,626
5.25%, 10/1/2029 (a) 1,239,000 1,121,198
2,582,240
Health Care Providers & Services — 4.9%
Community Health Systems, Inc.
8.00%, 3/15/2026 (a) 572,000 553,088
5.63%, 3/15/2027 (a) 1,016,000 906,225
DaVita, Inc.
4.63%, 6/1/2030 (a) 884,000 747,252
3.75%, 2/15/2031 (a) 687,000 538,668
LifePoint Health, Inc.
11.00%, 10/15/2030 (a) 477,000 478,729
Select Medical Corp.
6.25%, 8/15/2026 (a) 469,000 465,585
Star Parent, Inc.
9.00%, 10/1/2030 (a) 453,000 470,454
Tenet Healthcare Corp.
4.88%, 1/1/2026 819,000 804,766
6.13%, 10/1/2028 907,000 879,336
5,844,103
Health Care REITs — 0.2%
MPT Operating Partnership LP
REIT, 3.50%, 3/15/2031 441,000 271,734
Health Care Technology — 0.5%
IQVIA, Inc.
5.00%, 5/15/2027 (a) 562,000 544,346
Hotel & Resort REITs — 0.2%
Service Properties Trust
REIT, 8.63%, 11/15/2031
(a) 250,000 256,251
Hotels, Restaurants & Leisure — 8.8%
1011778 BC ULC
3.88%, 1/15/2028 (a) 608,000 559,614
4.00%, 10/15/2030 (a) 942,000 812,135
Investments
Principal
Amount Value
Corporate Bonds (continued)
Caesars Entertainment, Inc.
6.25%, 7/1/2025 (a) $ 1,203,000 $ 1,196,085
7.00%, 2/15/2030 (a) 800,000 801,092
Carnival Corp.
5.75%, 3/1/2027 (a) 1,093,000 1,038,709
4.00%, 8/1/2028 (a) 1,042,000 946,370
CDI Escrow Issuer, Inc.
5.75%, 4/1/2030 (a) 500,000 469,603
Cedar Fair LP
5.50%, 5/1/2025 (a) 362,000 360,456
Fertitta Entertainment LLC
4.63%, 1/15/2029 (a) 424,000 376,703
6.75%, 1/15/2030 (a) 417,000 351,364
Hilton Domestic Operating Co., Inc.
4.00%, 5/1/2031 (a) 293,000 257,788
3.63%, 2/15/2032 (a) 674,000 566,094
Mohegan Tribal Gaming Authority
8.00%, 2/1/2026 (a) 363,000 338,951
NCL Corp. Ltd.
5.88%, 3/15/2026 (a) 761,000 721,047
Royal Caribbean Cruises Ltd.
11.63%, 8/15/2027 (a) 530,000 574,800
5.50%, 4/1/2028 (a) 474,000 452,800
Yum! Brands, Inc.
3.63%, 3/15/2031 18,000 15,460
4.63%, 1/31/2032 862,000 775,155
10,614,226
Independent Power and Renewable Electricity Producers — 1.2%
Calpine Corp.
4.50%, 2/15/2028 (a) 623,000 589,165
5.13%, 3/15/2028 (a) 409,000 384,898
Talen Energy Supply LLC
8.63%, 6/1/2030 (a) 419,000 438,953
1,413,016
Insurance — 2.0%
Alliant Holdings Intermediate LLC
6.75%, 10/15/2027 (a) 322,000 308,793
6.75%, 4/15/2028 (a) 705,000 705,595
HUB International Ltd.
7.25%, 6/15/2030 (a) 738,000 754,259
NFP Corp.
6.88%, 8/15/2028 (a) 728,000 648,179
2,416,826
Machinery — 1.0%
Chart Industries, Inc.
7.50%, 1/1/2030 (a) 596,000 607,824
TK Elevator US Newco, Inc.
5.25%, 7/15/2027 (a) 616,000 585,210
1,193,034
Media — 10.1%
AMC Networks, Inc.
4.25%, 2/15/2029 440,000 308,079

See accompanying notes to the financial statements.
NOVEMBER 30, 2023 (UNAUDITED) :: HIGH YIELD-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
17
HYHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a) $ 705,000 $ 653,666
7.50%, 6/1/2029 (a)(e) 168,000 132,426
CMG Media Corp.
8.88%, 12/15/2027 (a) 353,000 282,400
CSC Holdings LLC
5.75%, 1/15/2030 (a) 1,261,000 711,967
4.63%, 12/1/2030 (a) 425,000 234,051
Directv Financing LLC
5.88%, 8/15/2027 (a) 1,419,000 1,276,914
DISH DBS Corp.
5.25%, 12/1/2026 (a) 1,404,000 1,128,886
DISH Network Corp.
11.75%, 11/15/2027 (a) 1,128,000 1,119,611
Gray Escrow II, Inc.
5.38%, 11/15/2031 (a) 458,000 326,454
iHeartCommunications, Inc.
8.38%, 5/1/2027 370,000 259,136
News Corp.
3.88%, 5/15/2029 (a) 313,000 276,948
Nexstar Media, Inc.
5.63%, 7/15/2027 (a) 503,000 476,299
4.75%, 11/1/2028 (a) 552,000 488,529
Paramount Global
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 4.00%), 6.38%,
3/30/2062 (c) 392,000 313,136
Radiate Holdco LLC
6.50%, 9/15/2028 (a) 343,000 160,644
Sirius XM Radio, Inc.
4.00%, 7/15/2028 (a) 326,000 291,458
3.88%, 9/1/2031 (a) 1,000,000 809,511
Stagwell Global LLC
5.63%, 8/15/2029 (a) 356,000 311,055
TEGNA, Inc.
4.63%, 3/15/2028 735,000 668,431
5.00%, 9/15/2029 42,000 37,275
Univision Communications, Inc.
6.63%, 6/1/2027 (a) 253,000 249,478
4.50%, 5/1/2029 (a) 924,000 810,705
UPC Broadband Finco BV
4.88%, 7/15/2031 (a) 420,000 354,375
VZ Secured Financing BV
5.00%, 1/15/2032 (a) 598,000 489,786
12,171,220
Metals & Mining — 1.2%
First Quantum Minerals Ltd.
6.88%, 10/15/2027 (a) 638,000 516,780
8.63%, 6/1/2031 (a) 399,000 322,691
Novelis Corp.
4.75%, 1/30/2030 (a) 624,000 566,699
1,406,170
Oil, Gas & Consumable Fuels — 8.3%
CITGO Petroleum Corp.
7.00%, 6/15/2025 (a) 459,000 454,021
Investments
Principal
Amount Value
Corporate Bonds (continued)
8.38%, 1/15/2029 (a) $ 350,000 $ 352,829
Civitas Resources, Inc.
8.38%, 7/1/2028 (a) 500,000 512,007
8.75%, 7/1/2031 (a) 481,000 497,840
Comstock Resources, Inc.
6.75%, 3/1/2029 (a) 449,000 413,363
CQP Holdco LP
5.50%, 6/15/2031 (a) 589,000 544,832
DT Midstream, Inc.
4.38%, 6/15/2031 (a) 873,000 766,570
EnLink Midstream LLC
6.50%, 9/1/2030 (a) 335,000 337,877
EQM Midstream Partners LP
4.75%, 1/15/2031 (a) 407,000 362,537
ITT Holdings LLC
6.50%, 8/1/2029 (a) 509,000 444,103
Kinetik Holdings LP
5.88%, 6/15/2030 (a) 256,000 244,616
New Fortress Energy, Inc.
6.75%, 9/15/2025 (a) 423,000 409,975
6.50%, 9/30/2026 (a) 637,000 605,389
NGL Energy Operating LLC
7.50%, 2/1/2026 (a) 762,000 764,797
Southwestern Energy Co.
5.38%, 3/15/2030 540,000 512,319
4.75%, 2/1/2032 340,000 303,460
Tullow Oil plc
10.25%, 5/15/2026 (a) 626,000 554,010
Venture Global LNG, Inc.
9.50%, 2/1/2029 (a) 599,000 617,652
8.38%, 6/1/2031 (a) 1,306,000 1,287,330
9,985,527
Passenger Airlines — 3.8%
Air Canada
3.88%, 8/15/2026 (a) 403,000 376,163
American Airlines, Inc.
5.50%, 4/20/2026 (a) 1,132,500 1,114,992
5.75%, 4/20/2029 (a) 967,000 926,970
Hawaiian Brand Intellectual Property Ltd.
5.75%, 1/20/2026 (a) 418,000 332,576
United Airlines, Inc.
4.38%, 4/15/2026 (a) 471,000 448,049
4.63%, 4/15/2029 (a) 1,116,000 996,205
VistaJet Malta Finance plc
6.38%, 2/1/2030 (a)(e) 496,000 346,876
4,541,831
Pharmaceuticals — 2.0%
Bausch Health Cos., Inc.
4.88%, 6/1/2028 (a) 615,000 313,084
11.00%, 9/30/2028 (a)(e) 594,000 371,250
Organon & Co.
4.13%, 4/30/2028 (a) 1,908,000 1,694,088
5.13%, 4/30/2031 (a) 3,000 2,355
2,380,777

See accompanying notes to the financial statements.
HIGH YIELD-INTEREST RATE HEDGED :: NOVEMBER 30, 2023 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
18
HYHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Software — 4.5%
AthenaHealth Group, Inc.
6.50%, 2/15/2030 (a) $ 914,000 $ 792,227
Cloud Software Group, Inc.
6.50%, 3/31/2029 (a) 1,367,000 1,259,121
9.00%, 9/30/2029 (a) 1,266,000 1,139,660
McAfee Corp.
7.38%, 2/15/2030 (a) 716,000 620,531
NCR Voyix Corp.
5.13%, 4/15/2029 (a) 476,000 435,947
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a) 777,000 751,899
Veritas US, Inc.
7.50%, 9/1/2025 (a) 590,000 459,690
5,459,075
Specialized REITs — 1.5%
Iron Mountain, Inc.
REIT, 5.25%, 7/15/2030
(a) 211,000 193,481
REIT, 4.50%, 2/15/2031
(a) 700,000 605,843
SBA Communications Corp.
REIT, 3.88%, 2/15/2027 60,000 56,468
REIT, 3.13%, 2/1/2029 1,099,000 957,020
1,812,812
Specialty Retail — 2.1%
LCM Investments Holdings II LLC
4.88%, 5/1/2029 (a) 415,000 362,521
Michaels Cos., Inc. (The)
7.88%, 5/1/2029 (a) 523,000 297,315
PetSmart, Inc.
4.75%, 2/15/2028 (a) 675,000 617,409
7.75%, 2/15/2029 (a) 393,000 371,622
Staples, Inc.
7.50%, 4/15/2026 (a) 483,000 427,320
10.75%, 4/15/2027 (a) 760,000 495,098
2,571,285
Trading Companies & Distributors — 3.0%
Fortress Transportation and Infrastructure
Investors LLC
5.50%, 5/1/2028 (a) 613,000 575,763
H&E Equipment Services, Inc.
3.88%, 12/15/2028 (a) 410,000 363,032
Herc Holdings, Inc.
5.50%, 7/15/2027 (a) 420,000 407,763
Imola Merger Corp.
4.75%, 5/15/2029 (a) 826,000 750,535
United Rentals North America, Inc.
3.88%, 2/15/2031 500,000 435,050
WESCO Distribution, Inc.
7.13%, 6/15/2025 (a) 323,000 323,434
7.25%, 6/15/2028 (a) 728,000 742,560
3,598,137
Investments
Principal
Amount Value
Corporate Bonds (continued)
Wireless Telecommunication Services — 0.8%
Vmed O2 UK Financing I plc
4.25%, 1/31/2031 (a) $ 561,000 $ 471,618
4.75%, 7/15/2031 (a) 579,000 494,272
965,890
Total Corporate Bonds
(Cost $123,556,899) 113,838,771
Shares
Securities Lending Reinvestments (f) — 1.1%
Investment Companies — 1.1%
Invesco Government & Agency Portfolio,
Institutional Class 5.28% (g)
(Cost $1,307,818) 1,307,818 1,307,818
Principal
Amount
Short-Term Investments — 1.4%
Repurchase Agreements (h) — 1.4%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $1,632,069
(Cost $1,631,829) 1,631,829 1,631,829
Total Investments — 97.4%
(Cost $126,496,546) 116,778,418
Other assets less liabilities — 2.6% 3,105,197
Net Assets — 100.0% $ 119,883,615
(a) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold,
normally to qualified institutional buyers in transactions exempt from registration.
(b) Perpetual security. The rate reflected was the rate in effect on
November 30, 2023. The maturity date reflects the next call
date.
(c) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of
November 30, 2023.
(d) Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of November 30, 2023.
(e) The security or a portion of this security is on loan at November
30, 2023. The total value of securities on loan at November 30,
2023 was $1,269,679, collateralized in the form of cash with a value of $1,307,818 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments.
(f) The security was purchased with cash collateral held from securities on loan at November 30, 2023. The total value of
securities purchased was $1,307,818.
(g) Rate shown is the 7-day yield as of November 30, 2023.

See accompanying notes to the financial statements.
NOVEMBER 30, 2023 (UNAUDITED) :: HIGH YIELD-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
19
HYHG
::
(h) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 521,231
Aggregate gross unrealized depreciation (11,077,238)
Net unrealized depreciation $ (10,556,007)
Federal income tax cost $ 126,932,217
Futures Contracts Sold
High Yield-Interest Rate Hedged had the following open short futures contracts as of November 30, 2023:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury 10 Year Note 288 3/19/2024 U.S. Dollar $ 31,621,500 $ (121,767)
U.S. Treasury 2 Year Note 163 3/28/2024 U.S. Dollar 33,327,133 (92,084)
U.S. Treasury 5 Year Note 453 3/28/2024 U.S. Dollar 48,403,758 (188,357)
$ (402,208)

INFLATION EXPECTATIONS ETF :: NOVEMBER 30, 2023 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
20
RINF
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 94.4%
Repurchase Agreements (a) — 94.4%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $29,146,126
(Cost $29,141,841) $ 29,141,841 $ 29,141,841
Total Investments — 94.4%
(Cost $29,141,841) 29,141,841
Other assets less liabilities — 5.6% 1,713,382
Net Assets — 100.0% $ 30,855,223
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,138,587
Aggregate gross unrealized depreciation (3,840,963)
Net unrealized depreciation $ (1,702,376)
Federal income tax cost $ 29,141,841
Swap Agreements
a
Inflation Expectations ETF had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
14,467,865 11/6/2024 Citibank NA 4.98%
FTSE 30-Year TIPS
(Treasury Rate-
Hedged) Index
(long exposure to
30-year Treasury
Bond inverse
index)
f
(2,103,221)
14,686,480 11/6/2024 Citibank NA 5.07%
FTSE 30-Year TIPS
(Treasury Rate-
Hedged) Index
(long exposure to
30-year Treasury
Inflation-Protected
Securities (TIPS)
bond)
f
1,705,718
29,154,345 (397,503) — 397,503 —
16,140,707 11/6/2024
Societe
Generale 5.42%
FTSE 30-Year TIPS
(Treasury Rate-
Hedged) Index
(long exposure to
30-year Treasury
Inflation-Protected
Securities (TIPS)
bond)
f
432,869
29,305,901 11/6/2024
Societe
Generale 4.87%
FTSE 30-Year TIPS
(Treasury Rate-
Hedged) Index
(long exposure to
30-year Treasury
Bond inverse
index)
f
(1,737,742)
45,446,608 (1,304,873) — 1,304,873 —
74,600,953 (1,702,376)
Total Unrealized
Appreciation
2,138,587
Total Unrealized
Depreciation
(3,840,963)

See accompanying notes to the financial statements.
NOVEMBER 30, 2023 (UNAUDITED) :: INFLATION EXPECTATIONS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
21
RINF
::
a
The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f Certain underlying component disclosures related to this index may be found on the website at www.proshares.com/globalassets/proshares/documents/resources/
FTSE_30_Year_TIPS_November.pdf.

INVESTMENT GRADE-INTEREST RATE HEDGED :: NOVEMBER 30, 2023 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
22
IGHG
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Corporate Bonds — 93.9%
Aerospace & Defense — 1.3%
Lockheed Martin Corp.
4.07%, 12/15/2042 $ 746,000 $ 634,624
RTX Corp.
4.50%, 6/1/2042 3,667,000 3,148,584
3,783,208
Air Freight & Logistics — 0.4%
United Parcel Service, Inc.
6.20%, 1/15/2038 1,092,000 1,192,583
Automobiles — 1.9%
Ford Motor Co.
7.45%, 7/16/2031 1,000,000 1,052,800
4.75%, 1/15/2043 1,000,000 774,845
General Motors Co.
6.25%, 10/2/2043 1,907,000 1,830,742
5.20%, 4/1/2045 491,000 413,857
Mercedes-Benz Finance North America LLC
8.50%, 1/18/2031 1,341,000 1,618,250
5,690,494
Banks — 25.4%
Banco Santander SA
3.31%, 6/27/2029 1,791,000 1,592,710
3.49%, 5/28/2030 1,648,000 1,424,463
6.92%, 8/8/2033 1,000,000 994,819
6.94%, 11/7/2033 1,000,000 1,058,006
Bank of America Corp.
6.11%, 1/29/2037 511,000 524,263
7.75%, 5/14/2038 2,238,000 2,599,693
5.88%, 2/7/2042 3,523,000 3,619,665
5.00%, 1/21/2044 582,000 540,856
Bank of America NA
6.00%, 10/15/2036 706,000 727,863
Bank of Nova Scotia (The)
4.85%, 2/1/2030 1,241,000 1,198,636
Barclays plc
5.25%, 8/17/2045 2,610,000 2,342,860
4.95%, 1/10/2047 (a) 111,000 97,203
Citigroup, Inc.
6.63%, 6/15/2032 1,178,000 1,241,321
6.68%, 9/13/2043 3,338,000 3,509,091
4.75%, 5/18/2046 1,980,000 1,653,152
Cooperatieve Rabobank UA
5.25%, 5/24/2041 707,000 701,813
5.75%, 12/1/2043 2,351,000 2,279,291
5.25%, 8/4/2045 919,000 827,209
Fifth Third Bancorp
8.25%, 3/1/2038 987,000 1,096,370
HSBC Holdings plc
4.95%, 3/31/2030 1,324,000 1,283,950
6.50%, 5/2/2036 1,257,000 1,265,794
6.50%, 9/15/2037 3,144,000 3,211,651
5.25%, 3/14/2044 399,000 357,503
Investments
Principal
Amount Value
Corporate Bonds (continued)
JPMorgan Chase & Co.
6.40%, 5/15/2038 $ 2,270,000 $ 2,497,351
5.50%, 10/15/2040 5,435,000 5,421,786
4.85%, 2/1/2044 364,000 337,233
4.95%, 6/1/2045 5,000 4,524
Lloyds Banking Group plc
4.34%, 1/9/2048 1,516,000 1,105,410
Mitsubishi UFJ Financial Group, Inc.
3.20%, 7/18/2029 1,780,000 1,587,057
2.05%, 7/17/2030 1,305,000 1,058,487
3.75%, 7/18/2039 1,981,000 1,609,601
Mizuho Financial Group, Inc.
2.56%, 9/13/2031 982,000 767,806
Royal Bank of Canada
2.30%, 11/3/2031 3,073,000 2,465,967
3.88%, 5/4/2032 370,000 331,561
5.00%, 2/1/2033 850,000 818,855
Sumitomo Mitsui Financial Group, Inc.
3.04%, 7/16/2029 2,518,000 2,219,358
5.71%, 1/13/2030 1,564,000 1,576,857
2.75%, 1/15/2030 1,261,000 1,076,187
2.13%, 7/8/2030 1,782,000 1,448,361
2.22%, 9/17/2031 116,000 91,528
5.77%, 1/13/2033 932,000 949,574
6.18%, 7/13/2043 879,000 920,496
Toronto-Dominion Bank (The)
3.20%, 3/10/2032 2,132,000 1,801,593
4.46%, 6/8/2032 1,438,000 1,334,977
Wells Fargo & Co.
5.61%, 1/15/2044 3,959,000 3,681,878
4.65%, 11/4/2044 500,000 412,277
3.90%, 5/1/2045 582,000 452,173
4.90%, 11/17/2045 2,034,000 1,725,487
4.75%, 12/7/2046 785,000 643,991
Wells Fargo Bank NA
6.60%, 1/15/2038 911,000 959,055
Westpac Banking Corp.
2.15%, 6/3/2031 741,000 603,670
4.42%, 7/24/2039 261,000 207,490
2.96%, 11/16/2040 551,000 353,095
3.13%, 11/18/2041 2,572,000 1,656,621
74,268,488
Beverages — 2.7%
Anheuser-Busch InBev Worldwide, Inc.
4.95%, 1/15/2042 1,401,000 1,323,804
Coca-Cola Co. (The)
2.13%, 9/6/2029 453,000 397,276
3.45%, 3/25/2030 552,000 515,009
1.65%, 6/1/2030 2,943,000 2,442,352
1.38%, 3/15/2031 12,000 9,576
2.25%, 1/5/2032 1,530,000 1,287,715
2.50%, 6/1/2040 227,000 162,004
3.00%, 3/5/2051 602,000 426,523
2.50%, 3/15/2051 644,000 404,358
Molson Coors Beverage Co.
5.00%, 5/1/2042 1,017,000 919,853
7,888,470

See accompanying notes to the financial statements.
NOVEMBER 30, 2023 (UNAUDITED) :: INVESTMENT GRADE-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
23
IGHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Biotechnology — 0.7%
AbbVie, Inc.
4.40%, 11/6/2042 $ 2,373,000 $ 2,085,458
Capital Markets — 6.7%
Goldman Sachs Group, Inc. (The)
6.75%, 10/1/2037 399,000 419,008
6.25%, 2/1/2041 5,812,000 6,093,087
5.15%, 5/22/2045 2,241,000 2,022,136
Jefferies Financial Group, Inc.
4.15%, 1/23/2030 992,000 898,998
Morgan Stanley
6.38%, 7/24/2042 1,092,000 1,191,357
4.30%, 1/27/2045 500,000 419,251
4.38%, 1/22/2047 5,149,000 4,323,524
Nomura Holdings, Inc.
3.10%, 1/16/2030 1,010,000 862,532
2.68%, 7/16/2030 1,161,000 952,366
2.61%, 7/14/2031 1,150,000 911,262
UBS Group AG
4.88%, 5/15/2045 1,802,000 1,587,656
19,681,177
Communications Equipment — 1.3%
Cisco Systems, Inc.
5.90%, 2/15/2039 3,610,000 3,844,340
Consumer Finance — 2.3%
Ally Financial, Inc.
8.00%, 11/1/2031 1,808,000 1,908,016
American Express Co.
4.05%, 12/3/2042 997,000 844,888
John Deere Capital Corp.
4.70%, 6/10/2030 981,000 969,699
Series I, 5.15%,
9/8/2033 962,000 970,575
Toyota Motor Credit Corp.
3.38%, 4/1/2030 995,000 905,691
5.55%, 11/20/2030 963,000 983,331
6,582,200
Consumer Staples Distribution & Retail — 1.0%
Target Corp.
4.00%, 7/1/2042 1,062,000 898,543
Walmart, Inc.
5.25%, 9/1/2035 103,000 107,592
6.50%, 8/15/2037 1,661,000 1,909,664
2,915,799
Diversified Telecommunication Services — 5.2%
Sprint Capital Corp.
8.75%, 3/15/2032 1,794,000 2,144,768
Telefonica Emisiones SA
7.05%, 6/20/2036 1,899,000 2,057,414
5.21%, 3/8/2047 2,654,000 2,271,596
Investments
Principal
Amount Value
Corporate Bonds (continued)
4.90%, 3/6/2048 $ 826,000 $ 672,760
Verizon Communications, Inc.
4.50%, 8/10/2033 1,975,000 1,843,849
5.25%, 3/16/2037 365,000 361,194
4.81%, 3/15/2039 1,855,000 1,699,971
4.86%, 8/21/2046 5,000 4,461
4.52%, 9/15/2048 4,820,000 4,139,710
15,195,723
Electric Utilities — 0.6%
Duke Energy Florida LLC
6.40%, 6/15/2038 972,000 1,030,485
Georgia Power Co.
4.30%, 3/15/2042 867,000 719,095
1,749,580
Electrical Equipment — 0.1%
Eaton Corp.
4.15%, 11/2/2042 419,000 358,010
Energy Equipment & Services — 0.4%
Baker Hughes Holdings LLC
5.13%, 9/15/2040 1,134,000 1,084,944
Entertainment — 1.8%
Walt Disney Co. (The)
3.80%, 3/22/2030 1,853,000 1,741,756
2.65%, 1/13/2031 2,467,000 2,119,463
6.65%, 11/15/2037 1,117,000 1,251,818
5,113,037
Financial Services — 3.2%
Berkshire Hathaway, Inc.
4.50%, 2/11/2043 1,032,000 962,918
Shell International Finance BV
4.13%, 5/11/2035 1,414,000 1,294,137
6.38%, 12/15/2038 1,817,000 2,000,333
4.55%, 8/12/2043 1,182,000 1,056,494
4.38%, 5/11/2045 251,000 217,198
4.00%, 5/10/2046 1,285,000 1,044,495
3.75%, 9/12/2046 3,641,000 2,846,453
9,422,028
Food Products — 0.9%
Kraft Heinz Foods Co.
5.00%, 6/4/2042 1,478,000 1,334,868
Unilever Capital Corp.
5.90%, 11/15/2032 1,100,000 1,174,567
2,509,435
Health Care Equipment & Supplies — 1.0%
Medtronic, Inc.
4.38%, 3/15/2035 844,000 790,845
4.63%, 3/15/2045 2,430,000 2,210,818
3,001,663

See accompanying notes to the financial statements.
INVESTMENT GRADE-INTEREST RATE HEDGED :: NOVEMBER 30, 2023 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
24
IGHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Health Care Providers & Services — 2.3%
Ascension Health
3.95%, 11/15/2046 $ 1,118,000 $ 882,780
Elevance Health, Inc.
4.65%, 1/15/2043 620,000 540,642
UnitedHealth Group, Inc.
2.00%, 5/15/2030 1,705,000 1,425,168
4.63%, 7/15/2035 1,216,000 1,167,769
6.88%, 2/15/2038 1,670,000 1,939,766
4.75%, 7/15/2045 1,000,000 912,335
6,868,460
Household Products — 1.2%
Procter & Gamble Co. (The)
3.00%, 3/25/2030 2,010,000 1,839,671
1.20%, 10/29/2030 1,799,000 1,439,550
1.95%, 4/23/2031 139,000 116,378
3,395,599
Industrial Conglomerates — 0.8%
GE Capital International Funding Co. Unlimited
Co.
4.42%, 11/15/2035 759,000 706,044
General Electric Co.
6.75%, 3/15/2032 1,460,000 1,618,029
2,324,073
Insurance — 1.2%
MetLife, Inc.
4.88%, 11/13/2043 2,740,000 2,473,572
4.05%, 3/1/2045 108,000 87,358
Prudential Funding Asia plc
3.13%, 4/14/2030 946,000 821,031
3,381,961
IT Services — 2.5%
International Business Machines Corp.
4.15%, 5/15/2039 2,472,000 2,129,158
4.00%, 6/20/2042 849,000 701,836
4.25%, 5/15/2049 5,528,000 4,547,195
7,378,189
Machinery — 0.5%
Caterpillar, Inc.
3.80%, 8/15/2042 1,691,000 1,387,655
Media — 2.9%
Comcast Corp.
4.25%, 1/15/2033 1,599,000 1,489,622
Paramount Global
6.88%, 4/30/2036 873,000 835,517
4.38%, 3/15/2043 1,620,000 1,103,043
Time Warner Cable Enterprises LLC
8.38%, 7/15/2033 1,106,000 1,241,001
Investments
Principal
Amount Value
Corporate Bonds (continued)
Time Warner Cable LLC
6.55%, 5/1/2037 $ 1,228,000 $ 1,159,405
7.30%, 7/1/2038 759,000 759,576
6.75%, 6/15/2039 1,976,000 1,888,381
8,476,545
Metals & Mining — 3.0%
BHP Billiton Finance USA Ltd.
4.13%, 2/24/2042 4,000 3,408
5.00%, 9/30/2043 3,022,000 2,874,321
Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040 828,000 797,973
Southern Copper Corp.
6.75%, 4/16/2040 2,285,000 2,408,744
5.25%, 11/8/2042 500,000 447,904
Vale Overseas Ltd.
6.88%, 11/21/2036 2,264,000 2,349,729
8,882,079
Multi-Utilities — 0.7%
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036 1,911,000 1,965,589
Oil, Gas & Consumable Fuels — 5.9%
Canadian Natural Resources Ltd.
6.25%, 3/15/2038 1,567,000 1,566,106
CNOOC Petroleum North America ULC
6.40%, 5/15/2037 1,228,000 1,300,319
ConocoPhillips
6.50%, 2/1/2039 537,000 593,752
Ecopetrol SA
5.88%, 5/28/2045 1,834,000 1,304,501
Hess Corp.
5.60%, 2/15/2041 (a) 1,029,000 1,034,530
Kinder Morgan Energy Partners LP
6.95%, 1/15/2038 1,663,000 1,759,000
Kinder Morgan, Inc.
7.75%, 1/15/2032 623,000 691,377
Occidental Petroleum Corp.
6.45%, 9/15/2036 1,611,000 1,649,809
Phillips 66
5.88%, 5/1/2042 1,461,000 1,502,755
Suncor Energy, Inc.
6.50%, 6/15/2038 1,209,000 1,235,062
TransCanada PipeLines Ltd.
6.20%, 10/15/2037 2,004,000 2,031,252
7.63%, 1/15/2039 334,000 378,808
Valero Energy Corp.
6.63%, 6/15/2037 1,159,000 1,214,949
Williams Cos., Inc. (The)
6.30%, 4/15/2040 1,056,000 1,071,548
17,333,768
Pharmaceuticals — 6.2%
AstraZeneca plc
6.45%, 9/15/2037 792,000 881,396
4.00%, 9/18/2042 4,601,000 3,931,855

See accompanying notes to the financial statements.
NOVEMBER 30, 2023 (UNAUDITED) :: INVESTMENT GRADE-INTEREST RATE HEDGED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
25
IGHG
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
4.38%, 11/16/2045 $ 50,000 $ 43,905
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/2038 2,580,000 2,875,852
Johnson & Johnson
5.95%, 8/15/2037 943,000 1,041,443
Merck & Co., Inc.
4.15%, 5/18/2043 1,228,000 1,063,322
Novartis Capital Corp.
4.40%, 5/6/2044 1,698,000 1,529,689
Pfizer, Inc.
4.00%, 12/15/2036 2,748,000 2,477,091
7.20%, 3/15/2039 3,270,000 3,895,736
4.13%, 12/15/2046 6,000 5,087
Wyeth LLC
5.95%, 4/1/2037 400,000 421,683
18,167,059
Software — 1.8%
Oracle Corp.
6.50%, 4/15/2038 4,125,000 4,412,211
6.13%, 7/8/2039 731,000 749,557
5.38%, 7/15/2040 200,000 188,306
5,350,074
Specialty Retail — 0.8%
Home Depot, Inc. (The)
5.88%, 12/16/2036 2,320,000 2,477,243
Technology Hardware, Storage & Peripherals — 2.6%
Apple, Inc.
3.85%, 5/4/2043 474,000 404,255
4.45%, 5/6/2044 285,000 265,124
3.45%, 2/9/2045 5,357,000 4,247,973
4.38%, 5/13/2045 1,759,000 1,598,129
HP, Inc.
6.00%, 9/15/2041 1,086,000 1,088,117
7,603,598
Tobacco — 1.4%
Altria Group, Inc.
5.38%, 1/31/2044 (a) 1,705,000 1,652,551
Philip Morris International, Inc.
6.38%, 5/16/2038 1,484,000 1,592,934
4.25%, 11/10/2044 940,000 758,074
4,003,559
Wireless Telecommunication Services — 3.2%
America Movil SAB de CV
6.13%, 3/30/2040 2,059,000 2,121,064
4.38%, 7/16/2042 890,000 745,360
Telefonica Europe BV
8.25%, 9/15/2030 (a) 1,143,000 1,312,627
Vodafone Group plc
6.15%, 2/27/2037 3,384,000 3,493,118
4.88%, 6/19/2049 50,000 42,477
Investments
Principal
Amount Value
Corporate Bonds (continued)
4.25%, 9/17/2050 $ 2,138,000 $ 1,654,717
9,369,363
Total Corporate Bonds
(Cost $279,003,407) 274,731,451
Asset-Backed Securities - 0.4%
United Airlines Pass-Through Trust
Series 2023-1, Class
A, 5.80%, 1/15/2036
(Cost $1,242,837) 1,223,000 1,172,642
Shares
Securities Lending Reinvestments (b) — 1.2%
Investment Companies — 1.2%
Invesco Government & Agency Portfolio,
Institutional Class 5.28% (c)
(Cost $3,537,140) 3,537,140 3,537,140
Principal
Amount Value
Short-Term Investments — 0.8%
Repurchase Agreements (d) — 0.8%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $2,399,425
(Cost $2,399,072) 2,399,072 2,399,072
Total Investments — 96.3%
(Cost $286,182,456) 281,840,305
Other assets less liabilities — 3.7% 10,832,723
Net Assets — 100.0% $ 292,673,028
(a) The security or a portion of this security is on loan at November
30, 2023. The total value of securities on loan at November 30,
2023 was $3,389,007, collateralized in the form of cash with a value of $3,537,140 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at November 30, 2023. The total value of
securities purchased was $3,537,140.
(c) Rate shown is the 7-day yield as of November 30, 2023.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.

See accompanying notes to the financial statements.
INVESTMENT GRADE-INTEREST RATE HEDGED :: NOVEMBER 30, 2023 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
26
IGHG
::
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 4,506,576
Aggregate gross unrealized depreciation (13,953,550)
Net unrealized depreciation $ (9,446,974)
Federal income tax cost $ 290,469,329
Futures Contracts Sold
Investment Grade-Interest Rate Hedged had the following open short futures contracts as of November 30, 2023:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation /
(Depreciation)
A
U.S. Treasury 10 Year Note 797 3/19/2024 U.S. Dollar $ 87,508,109 $ (335,789)
U.S. Treasury Long Bond 1,521 3/19/2024 U.S. Dollar 177,101,438 (482,215)
U.S. Treasury Ultra Bond 95 3/19/2024 U.S. Dollar 11,685,000 54
$ (817,950)

NOVEMBER 30, 2023 (UNAUDITED) :: K-1 FREE CRUDE OIL STRATEGY ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
27
OILK
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 88 .0%
Repurchase Agreements (a) — 88 .0%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%,
dated 11/30/2023, due
12/1/2023, total to be received
$116,750,908
(Cost $116,733,741) $ 116,733,741 $ 116,733,741
Total Investments — 88.0%
(Cost $116,733,741) 116,733,741
Other assets less liabilities — 12.0% 15,993,560
Net Assets — 100.0% $ 132,727,301
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 759,477
Aggregate gross unrealized depreciation (4,978,593)
Net unrealized depreciation $ (4,219,116)
Federal income tax cost $ 116,733,741
Futures Contracts Purchased
K-1 Free Crude Oil Strategy ETF had the following open long futures contracts as of November 30, 2023:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation /
(Depreciation)
AAAAAA
WTI Crude Oil 562 1/22/2024 U.S. Dollar $ 42,740,100 $ (2,395,697)
WTI Crude Oil 591 5/21/2024 U.S. Dollar 44,602,770 759,477
WTI Crude Oil 612 11/20/2024 U.S. Dollar 44,871,840 (2,582,896)
$ (4,219,116)

LARGE CAP CORE PLUS :: NOVEMBER 30, 2023 (UNAUDITED)
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
28
CSM
::
See accompanying notes to the financial statements.
Percentage
of Net
Assets Shares Value
Common Stocks (a) — 93.9%
3M Co. (Industrial
Conglomerates) 0.4% 14,730 $ 1,459,301
AbbVie, Inc.
(Biotechnology) 0.5% 13,805 1,965,694
Agilent Technologies, Inc.
(Life Sciences Tools &
Services) 0.4% 11,932 1,524,910
Airbnb, Inc., Class A*
(Hotels, Restaurants &
Leisure) 0.4% 12,438 1,571,417
Alphabet, Inc., Class A*
(Interactive Media &
Services) 1.2% 35,457 4,699,116
Alphabet, Inc., Class C*
(Interactive Media &
Services) 1.0% 29,086 3,895,197
Amazon.com, Inc.*
(Broadline Retail) 2.2% 60,201 8,794,764
Amphenol Corp., Class A
(Electronic Equipment,
Instruments &
Components) 0.4% 16,678 1,517,531
Apple, Inc. (Technology
Hardware, Storage &
Peripherals) 4.9% 101,808 19,338,429
Berkshire Hathaway, Inc.,
Class B* (Financial
Services) 1.5% 16,568 5,964,480
Bristol-Myers Squibb Co.
(Pharmaceuticals) 0.4% 36,027 1,779,013
Broadcom, Inc.
(Semiconductors
& Semiconductor
Equipment) 0.8% 3,463 3,205,803
Cadence Design
Systems, Inc.*
(Software) 0.4% 6,207 1,696,187
Centene Corp.* (Health
Care Providers &
Services) 0.4% 19,474 1,434,844
Cigna Group (The)
(Health Care Providers
& Services) 0.4% 5,782 1,519,972
Cisco Systems, Inc.
(Communications
Equipment) 0.6% 45,100 2,181,938
CME Group, Inc. (Capital
Markets) 0.4% 7,679 1,676,786
CVS Health Corp. (Health
Care Providers &
Services) 0.4% 24,435 1,660,358
Eli Lilly & Co.
(Pharmaceuticals) 0.6% 3,949 2,334,017
Exxon Mobil Corp. (Oil,
Gas & Consumable
Fuels) 0.5% 20,987 2,156,204
General Electric
Co. (Industrial
Conglomerates) 0.5% 16,698 2,033,816
Goldman Sachs Group,
Inc. (The) (Capital
Markets) 0.5% 5,763 1,968,295
Percentage
of Net
Assets Shares Value
Common Stocks(a) (continued)
Hilton Worldwide
Holdings, Inc. (Hotels,
Restaurants & Leisure) 0.4% 8,843 $ 1,481,379
IDEXX Laboratories,
Inc.* (Health Care
Equipment & Supplies) 0.4% 3,136 1,460,812
Intuitive Surgical,
Inc.* (Health Care
Equipment & Supplies) 0.5% 6,493 2,018,284
Johnson & Johnson
(Pharmaceuticals) 0.5% 12,368 1,912,835
JPMorgan Chase & Co.
(Banks) 0.6% 14,682 2,291,567
Lockheed Martin Corp.
(Aerospace & Defense) 0.5% 4,109 1,839,887
Mastercard, Inc., Class A
(Financial Services) 0.4% 3,481 1,440,542
McKesson Corp. (Health
Care Providers &
Services) 0.4% 3,340 1,571,671
Meta Platforms, Inc.,
Class A* (Interactive
Media & Services) 1.1% 12,970 4,243,135
Microsoft Corp.
(Software) 5.0% 51,400 19,475,974
Netflix, Inc.*
(Entertainment) 0.4% 3,195 1,514,334
NVIDIA Corp.
(Semiconductors
& Semiconductor
Equipment) 2.0% 16,624 7,775,045
NXP Semiconductors
NV (Semiconductors
& Semiconductor
Equipment) 0.4% 7,193 1,467,947
ONEOK, Inc. (Oil, Gas &
Consumable Fuels) 0.3% 20,783 1,430,910
PACCAR, Inc.
(Machinery) 0.4% 16,348 1,501,073
Palo Alto Networks, Inc.*
(Software) 0.4% 5,583 1,647,487
Procter & Gamble Co.
(The) (Household
Products) 0.4% 10,628 1,631,610
Prologis, Inc., REIT
(Industrial REITs) 0.4% 13,297 1,528,224
Salesforce, Inc.*
(Software) 0.7% 10,887 2,742,435
Schlumberger NV (Energy
Equipment & Services) 0.4% 31,016 1,614,073
Target Corp. (Consumer
Staples Distribution &
Retail) 0.4% 13,299 1,779,539
Tesla, Inc.* (Automobiles) 0.9% 15,493 3,719,559
TJX Cos., Inc. (The)
(Specialty Retail) 0.5% 20,453 1,802,114
T-Mobile US,
Inc. (Wireless
Telecommunication
Services) 0.4% 11,214 1,687,146
Trane Technologies plc
(Building Products) 0.4% 6,549 1,476,210

See accompanying notes to the financial statements.
NOVEMBER 30, 2023 (UNAUDITED) :: LARGE CAP CORE PLUS
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
29
CSM
::
Percentage
of Net
Assets Shares Value
Common Stocks(a) (continued)
UnitedHealth Group, Inc.
(Health Care Providers
& Services) 0.7% 4,839 $ 2,675,822
Visa, Inc., Class A
(Financial Services) 1.1% 16,310 4,186,451
Williams Cos., Inc.
(The) (Oil, Gas &
Consumable Fuels) 0.4% 39,835 1,465,530
Other Common Stocks(b) 54.7% 3,576,236 214,764,268
Total Common Stocks
(Cost $307,676,269)
368,523,935
Principal
Amount
Short-Term Investments — 1.6%
Repurchase Agreements (c) — 1.6%
Repurchase Agreements with various
counterparties, rates 5.10% - 5.31%,
dated 11/30/2023, due 12/1/2023,
total to be received $6,215,193
(Cost $6,214,278) $ 6,214,278 6,214,278
Total Investments — 95.5%
(Cost $313,890,547) 374,738,213
Other assets less liabilities — 4.5% 17,750,469
Net assets — 100.0% $ 392,488,682
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $22,088,141.
(b) The security or a portion of this security is on loan at November
30, 2023. The total value of securities on loan at November
30, 2023 was $32,542, collateralized in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 7.63%, and maturity dates ranging from December 26,
2023 – May 15, 2053. The total value of collateral is $32,674.
(c) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
CME Chicago Mercantile Exchange
REIT Real Estate Investment Trust
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 86,719,532
Aggregate gross unrealized depreciation (18,017,799)
Net unrealized appreciation $ 68,701,733
Federal income tax cost $ 315,331,602

See accompanying notes to the financial statements.
LARGE CAP CORE PLUS :: NOVEMBER 30, 2023 (UNAUDITED)
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
30
CSM
::
Swap Agreements
a
Large Cap Core Plus had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
(53,025,519) 11/7/2024
Goldman Sachs
International (5.43)%
Credit Suisse
130/30 Large
Cap Index (short
portion)
f
713,576 (713,576) — —
(53,643,054) 11/14/2024
Societe
Generale (5.38)%
Credit Suisse
130/30 Large
Cap Index (short
portion)
f
383,016
75,734,100 3/6/2024
Societe
Generale 6.28%
Credit Suisse
130/30 Large Cap
Index (long portion)
g
5,970,927
22,091,046 6,353,943 (6,353,943) — —
(11,136,929) 11/6/2025 UBS AG (5.43)%
Credit Suisse
130/30 Large
Cap Index (short
portion)
f
(453,749)
65,829,155 11/7/2024 UBS AG 5.88%
Credit Suisse
130/30 Large Cap
Index (long portion)
g
2,681,352
54,692,226 2,227,603 (1,914,620) — 312,983
23,757,753 9,295,122
Total Unrealized
Appreciation
9,748,871
Total Unrealized
Depreciation
(453,749)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/globalassets/proshares/documents/
resources/Large_Cap_Short_November.pdf
g See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.
Large Cap Core Plus invested, as a percentage of net assets, in the following industries, as of November 30, 2023:
Aerospace & Defense 1.7%
Air Freight & Logistics 0.3%
Automobile Components 0.5%
Automobiles 1.5%
Banks 2.6%
Beverages 0.9%
Biotechnology 1.5%
Broadline Retail 2.4%
Building Products 0.5%
Capital Markets 2.6%
Chemicals 1.2%
Commercial Services & Supplies 0.6%
Communications Equipment 1.2%
Consumer Finance 0.4%
Consumer Staples Distribution & Retail 1.5%
Containers & Packaging 0.7%
Distributors 0.3%
Diversified Telecommunication Services 0.2%
Electric Utilities 2.0%

See accompanying notes to the financial statements.
NOVEMBER 30, 2023 (UNAUDITED) :: LARGE CAP CORE PLUS
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
31
CSM
::
Electrical Equipment 0.7%
Electronic Equipment, Instruments & Components 0.9%
Energy Equipment & Services 1.1%
Entertainment 0.6%
Financial Services 3.3%
Food Products 2.6%
Gas Utilities 0.3%
Ground Transportation 0.5%
Health Care Equipment & Supplies 2.9%
Health Care Providers & Services 3.9%
Health Care REITs 0.2%
Hotel & Resort REITs 0.3%
Hotels, Restaurants & Leisure 2.7%
Household Durables 1.2%
Household Products 1.0%
Independent Power and Renewable Electricity Producers 0.3%
Industrial Conglomerates 0.9%
Industrial REITs 0.4%
Insurance 3.3%
Interactive Media & Services 3.4%
IT Services 1.0%
Life Sciences Tools & Services 2.0%
Machinery 3.0%
Media 1.0%
Metals & Mining 0.2%
Multi-Utilities 1.4%
Oil, Gas & Consumable Fuels 2.5%
Passenger Airlines 0.9%
Personal Care Products 0.0%*
Pharmaceuticals 2.5%
Professional Services 1.1%
Residential REITs 2.0%
Retail REITs 0.2%
Semiconductors & Semiconductor Equipment 5.2%
Software 9.0%
Specialized REITs 0.8%
Specialty Retail 1.2%
Technology Hardware, Storage & Peripherals 5.6%
Textiles, Apparel & Luxury Goods 0.6%
Tobacco 0.0%*
Trading Companies & Distributors 0.2%
Wireless Telecommunication Services 0.4%
Other
a
6.1%
100.0%
* Amount represents less than 0.05%.
a Includes any non-equity securities and net other assets (liabilities).

LONG ONLINE/SHORT STORES ETF :: NOVEMBER 30, 2023 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
32
CLIX
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks (a) — 96.5%
Broadline Retail — 60.6%
Alibaba Group Holding Ltd.,
ADR* 22,819 $ 1,708,688
Amazon.com, Inc.* 33,457 4,887,733
Coupang, Inc., Class A* 57,237 874,581
eBay, Inc. 28,953 1,187,363
Etsy, Inc.* 11,645 882,807
Global-e Online Ltd.* 7,134 244,339
JD.com, Inc., ADR 20,390 559,298
MercadoLibre, Inc.* 566 917,180
Ozon Holdings plc, ADR*‡(b) 3,471 —
PDD Holdings, Inc., ADR* 12,413 1,830,173
13,092,162
Entertainment — 4.2%
Sea Ltd., ADR* 24,730 895,721
Specialty Retail — 28.0%
Beyond, Inc.* 48,225 926,885
Buckle, Inc. (The) 20,817 802,704
Carvana Co., Class A* 27,076 848,020
Chewy, Inc., Class A* 46,491 809,873
Farfetch Ltd., Class A*(c) 114,701 134,200
Revolve Group, Inc., Class A*(c) 55,345 737,195
Wayfair, Inc., Class A* 15,884 886,326
Williams-Sonoma, Inc. 4,833 906,381
6,051,584
Textiles, Apparel & Luxury Goods — 3.7%
Figs, Inc., Class A* 109,326 793,707
Total Common Stocks
(Cost $20,491,298)
20,833,174
Securities Lending Reinvestments (d) — 2.1%
Investment Companies — 2.1%
Invesco Government & Agency Portfolio,
Institutional Class 5.28% (e)
(Cost $463,380) 463,380 463,380
Principal
Amount
Short-Term Investments — 0.0%(f)
Repurchase Agreements (g) — 0.0%(f)
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $4,909
(Cost $4,908) $ 4,908 4,908
Total Investments — 98.6%
(Cost $20,959,586) 21,301,462
Other assets less liabilities — 1.4% 300,451
Net Assets — 100.0% $ 21,601,913
* Non-income producing security.
‡ Value determined using significant unobservable inputs.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $418,079.
(b) Security fair valued as of November 30, 2023 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2023 amounted to $0,
which represents approximately 0.00% of net assets of the
Fund.
(c) The security or a portion of this security is on loan at November
30, 2023. The total value of securities on loan at November 30,
2023 was $347,320, collateralized in the form of cash with a value of $463,380 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(d) The security was purchased with cash collateral held from securities on loan at November 30, 2023. The total value of
securities purchased was $463,380.
(e) Rate shown is the 7-day yield as of November 30, 2023.
(f) Represents less than 0.05% of net assets.
(g) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 3,253,778
Aggregate gross unrealized depreciation (6,358,999)
Net unrealized depreciation $ (3,105,221)
Federal income tax cost $ 24,000,515

See accompanying notes to the financial statements.
NOVEMBER 30, 2023 (UNAUDITED) :: LONG ONLINE/SHORT STORES ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
33
CLIX
::
Swap Agreements
a
Long Online /Short Stores ETF had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
(9,343,486) 5/6/2025
BNP Paribas
SA (5.28)%
Solactive-
ProShares Bricks
and Mortar Retail
Store Index (514,789)
210,629 5/6/2025
BNP Paribas
SA 5.68%
ProShares Online
Retail Index 39,016
(9,132,857) (475,773) — 475,773 —
(119,053) 11/7/2024
Goldman Sachs
International (4.33)%
Solactive-
ProShares Bricks
and Mortar Retail
Store Index 16,746
10,401 11/7/2024
Goldman Sachs
International 5.93%
ProShares Online
Retail Index (6,956)
(108,652) 9,790 — — 9,790
(1,336,833) 3/6/2025
Societe
Generale (4.78)%
Solactive-
ProShares Bricks
and Mortar Retail
Store Index 118,290
504,470 11/14/2024
Societe
Generale 4.73%
ProShares Online
Retail Index (63,086)
(832,363) 55,204 — — 55,204
41,606 3/6/2024 UBS AG 5.68%
Solactive-
ProShares Bricks
and Mortar Retail
Store Index 4,611 — — 4,611
(10,032,266) (406,168)
Total Unrealized
Appreciation
178,663
Total Unrealized
Depreciation
(584,831)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

MERGER ETF :: NOVEMBER 30, 2023 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
34
MRGR
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 41.1%
Biotechnology — 5.3%
Abcam plc, ADR* 13,451 $ 322,421
Seagen, Inc.* 1,468 312,992
635,413
Chemicals — 2.6%
Chr Hansen Holding A/S 3,970 317,431
Containers & Packaging — 2.9%
Westrock Co. 8,400 345,828
Electric Utilities — 2.4%
Origin Energy Ltd.(a) 53,737 292,575
Food Products — 2.4%
Sovos Brands, Inc.* 13,277 290,899
Insurance — 2.6%
American Equity Investment Life
Holding Co.* 5,637 310,937
Oil, Gas & Consumable Fuels — 4.7%
Hess Corp. 1,905 267,767
Pioneer Natural Resources Co. 1,280 296,499
564,266
Pharmaceuticals — 2.6%
Dechra Pharmaceuticals plc 6,514 314,470
Professional Services — 2.8%
Benefit One, Inc.(a) 32,270 329,753
Software — 5.3%
EngageSmart, Inc.* 13,640 311,128
Splunk, Inc.* 2,126 322,174
633,302
Specialty Retail — 2.6%
Chico's FAS, Inc.* 40,988 309,050
Textiles, Apparel & Luxury Goods — 2.3%
Capri Holdings Ltd.* 5,656 273,977
Trading Companies & Distributors — 2.6%
Textainer Group Holdings Ltd. 6,215 305,964
Total Common Stocks
(Cost $4,788,719)
4,923,865
Investments Shares Value
Securities Lending Reinvestments (b) — 2.9%
Investment Companies — 2.9%
Invesco Government & Agency Portfolio,
Institutional Class 5.28% (c)
(Cost $348,516) 348,516 $ 348,516
Principal
Amount
Short-Term Investments — 50.1%
Repurchase Agreements (d) — 50.1%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $6,009,698
(Cost $6,008,814) $ 6,008,814 6,008,814
Total Investments — 94.1%
(Cost $11,146,049) 11,281,195
Other assets less liabilities — 5.9% 708,240
Net Assets — 100.0% $ 11,989,435
* Non-income producing security.
(a) The security or a portion of this security is on loan at November
30, 2023. The total value of securities on loan at November
30, 2023 was $622,327, collateralized in the form of cash
with a value of $348,516 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $313,939 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 4.63%, and maturity dates ranging from
December 21, 2023 – November 15, 2050. The total value of
collateral is $662,455.
(b) The security was purchased with cash collateral held from securities on loan at November 30, 2023. The total value of
securities purchased was $348,516.
(c) Rate shown is the 7-day yield as of November 30, 2023.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 496,937
Aggregate gross unrealized depreciation (160,789)
Net unrealized appreciation $ 336,148
Federal income tax cost $ 11,146,049

See accompanying notes to the financial statements.
NOVEMBER 30, 2023 (UNAUDITED) :: MERGER ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
35
MRGR
::
Forward Currency Contracts
Merger ETF had the following open forward currency contracts as of November 30, 2023:
Currency
A
Counterparty
A
Delivery Date
A
Foreign
Currency
to Receive
(Pay)
A
U.S. Dollars
to Receive
(Pay)
A
Market
Value
A
Net Unrealized
Appreciation /
(Depreciation)
a
A
a
AAA
U.S. Dollar vs. Australian Dollar Goldman Sachs International 01/16/24 1,528,000 $ (990,670) $ 1,011,075 $ 20,406
U.S. Dollar vs. Danish Krone Goldman Sachs International 01/16/24 1,110,000 (162,384) 162,477 93
U.S. Dollar vs. British Pound Goldman Sachs International 01/16/24 307,000 (384,752) 387,722 2,970
U.S. Dollar vs. Japanese Yen Goldman Sachs International 01/16/24 32,081,000 (217,098) 217,965 867
Total Unrealized Appreciation $ 24,336
U.S. Dollar vs. Danish Krone Goldman Sachs International 01/16/24 1,385,000 $ (203,638) $ 202,730 $ (908)
U.S. Dollar vs. Australian Dollar Goldman Sachs International 01/16/24 (1,986,000) 1,278,289 (1,314,133) (35,844)
U.S. Dollar vs. Danish Krone Goldman Sachs International 01/16/24 (4,682,000) 669,710 (685,329) (15,619)
U.S. Dollar vs. British Pound Goldman Sachs International 01/16/24 (556,000) 682,151 (702,194) (20,044)
U.S. Dollar vs. Japanese Yen Goldman Sachs International 01/16/24 (80,034,000) 539,796 (543,768) (3,972)
Total Unrealized Depreciation $ (76,387)
Total Net Unrealized Depreciation $ (52,051)
b
a
The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on forward currency contracts) at period end as an asset on its Statements of Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on forward currency contracts) are disclosed as a liability on its Statements of Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statements of Assets and Liabilities.
b
The Net Amount of the Fund's uncollateralized exposure to the counterparty under these contracts is equal to the net unrealized appreciation, if any. Neither the Fund nor the counterparty has posted Financial Instruments or cash as collateral pursuant to these contracts.

See accompanying notes to the financial statements.
MERGER ETF :: NOVEMBER 30, 2023 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
36
MRGR
::
Swap Agreements
a
Merger ETF had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
(6,736) 11/14/2024 Citibank NA (4.43)%
S&P Merger
Arbitrage Index
(short exposure to
Acquirers)
f
(179)
7,788 11/14/2024 Citibank NA 5.78%
S&P Merger
Arbitrage Index
(long exposure to
Targets)
g
86
1,052 (93) — 93 —
(1,414,684) 4/10/2025
Societe
Generale (4.88)%
S&P Merger
Arbitrage Index
(short exposure to
Acquirers)
f
254,238
893,024 11/14/2024
Societe
Generale 6.03%
S&P Merger
Arbitrage Index
(long exposure to
Targets)
g
(1,092)
(521,660) 253,146 (253,146) — —
(520,608) 253,053
Total Unrealized
Appreciation
254,324
Total Unrealized
Depreciation
(1,271)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/globalassets/proshares/documents/
resources/Merger_Acquirers_November.pdf
g See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.
Merger ETF invested, as a percentage of net assets, in the following countries as of November 30, 2023:
United States 25.4%
United Kingdom 5.3%
Japan 2.8%
Denmark 2.6%
China 2.6%
Australia 2.4%
Other
a
58.9%
100.0%
a Includes any non-equity securities and net other assets (liabilities).

NOVEMBER 30, 2023 (UNAUDITED) :: METAVERSE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
37
VERS
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 99.8%
Broadline Retail — 4.5%
Amazon.com, Inc.* 2,001 $ 292,326
Electronic Equipment, Instruments & Components — 5.4%
Coherent Corp.* 2,805 103,196
MicroVision, Inc.*(a) 45,669 115,086
Vuzix Corp.*(a) 64,694 135,857
354,139
Entertainment — 6.5%
Electronic Arts, Inc. 992 136,906
NetEase, Inc., ADR 413 46,867
ROBLOX Corp., Class A* 5,163 202,957
Take-Two Interactive Software,
Inc.* 213 33,697
420,427
Health Care Equipment & Supplies — 0.2%
Penumbra, Inc.* 72 15,990
Household Durables — 3.3%
Sony Group Corp., ADR 2,467 212,039
Interactive Media & Services — 20.3%
Alphabet, Inc., Class A* 2,014 266,915
fuboTV, Inc.* 92,435 294,868
Meta Platforms, Inc., Class A* 878 287,238
Pinterest, Inc., Class A* 3,359 114,441
Snap, Inc., Class A* 25,868 357,754
1,321,216
IT Services — 3.8%
Accenture plc, Class A 341 113,601
Globant SA* 617 136,233
249,834
Media — 1.8%
Stagwell, Inc., Class A* 23,866 119,807
Professional Services — 0.1%
TELUS International CDA, Inc.* 933 6,858
Real Estate Management & Development — 2.5%
eXp World Holdings, Inc.(a) 13,405 162,335
Semiconductors & Semiconductor Equipment — 28.0%
Advanced Micro Devices, Inc.* 2,213 268,127
Ambarella, Inc.* 2,094 122,939
CEVA, Inc.* 8,248 179,476
Cirrus Logic, Inc.* 846 64,220
Himax Technologies, Inc.,
ADR(a) 38,362 219,047
Intel Corp. 2,551 114,030
NVIDIA Corp. 605 282,958
QUALCOMM, Inc. 2,320 299,396
Investments Shares Value
Common Stocks (continued)
STMicroelectronics NV, NYRS 2,183 $ 103,562
Universal Display Corp. 1,009 170,723
1,824,478
Software — 13.4%
Autodesk, Inc.* 446 97,420
Matterport, Inc.* 2,681 6,756
Microsoft Corp. 786 297,823
PTC, Inc.* 1,807 284,350
Unity Software, Inc.* 6,422 189,513
875,862
Specialty Retail — 1.1%
Williams-Sonoma, Inc. 391 73,328
Technology Hardware, Storage & Peripherals — 8.9%
Apple, Inc. 1,561 296,512
Immersion Corp. 23,733 153,790
Xerox Holdings Corp. 9,216 128,932
579,234
Total Common Stocks
(Cost $6,494,525)
6,507,873
Securities Lending Reinvestments (b) — 4.5%
Investment Companies — 4.5%
Invesco Government & Agency Portfolio,
Institutional Class 5.28% (c)
(Cost $290,380) 290,380 290,380
Total Investments — 104.3%
(Cost $6,784,905) 6,798,253
Liabilities in excess of other assets — (4.3%) (281,241)
Net Assets — 100.0% $ 6,517,012
* Non-income producing security.
(a) The security or a portion of this security is on loan at November
30, 2023. The total value of securities on loan at November 30,
2023 was $269,263, collateralized in the form of cash with a value of $290,380 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at November 30, 2023. The total value of
securities purchased was $290,380.
(c) Rate shown is the 7-day yield as of November 30, 2023.
Abbreviations
ADR American Depositary Receipt
NYRS New York Registry Shares

See accompanying notes to the financial statements.
METAVERSE ETF :: NOVEMBER 30, 2023 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
38
VERS
::
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 938,034
Aggregate gross unrealized depreciation (980,655)
Net unrealized depreciation $ (42,621)
Federal income tax cost $ 6,840,874
Metaverse ETF invested, as a percentage of net assets, in the following countries as of November 30, 2023:
United States 90.8%
Taiwan 3.4%
Japan 3.2%
Singapore 1.6%
China 0.7%
Philippines 0.1%
Other
a
0.2%
100.0%
a Includes any non-equity securities and net other assets (liabilities).

NOVEMBER 30, 2023 (UNAUDITED) :: MSCI EAFE DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
39
EFAD
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 99.1%
Aerospace & Defense — 1.3%
BAE Systems plc 87,171 $ 1,158,718
Air Freight & Logistics — 1.2%
DSV A/S 7,260 1,094,873
Beverages — 1.3%
Diageo plc 32,990 1,154,140
Biotechnology — 1.3%
CSL Ltd. 6,852 1,191,368
Broadline Retail — 1.2%
Pan Pacific International
Holdings Corp. 50,516 1,094,824
Building Products — 1.4%
Geberit AG (Registered) 2,139 1,203,872
Capital Markets — 1.4%
Partners Group Holding AG 911 1,207,438
Chemicals — 6.6%
Croda International plc 20,115 1,141,832
Givaudan SA (Registered) 315 1,185,302
Nissan Chemical Corp. 30,617 1,116,904
Sika AG (Registered) 4,345 1,185,250
Symrise AG, Class A 10,887 1,225,893
5,855,181
Construction & Engineering — 1.3%
ACS Actividades de
Construccion y Servicios SA 29,378 1,174,791
Diversified Telecommunication Services — 4.0%
HKT Trust & HKT Ltd. 1,086,421 1,158,712
Nippon Telegraph & Telephone
Corp. 988,201 1,157,085
Telenor ASA 110,824 1,195,757
3,511,554
Electric Utilities — 2.7%
CK Infrastructure Holdings Ltd. 233,025 1,154,638
Mercury NZ Ltd. 316,296 1,217,094
2,371,732
Electronic Equipment, Instruments & Components — 2.7%
Halma plc 44,253 1,193,831
Murata Manufacturing Co. Ltd. 59,740 1,165,220
2,359,051
Financial Services — 2.7%
Sofina SA 5,235 1,166,372
Investments Shares Value
Common Stocks (continued)
Washington H Soul Pattinson &
Co. Ltd. 53,540 $ 1,189,240
2,355,612
Food Products — 5.4%
Chocoladefabriken Lindt &
Spruengli AG 94 1,169,663
Kerry Group plc, Class A 14,636 1,185,244
Lotus Bakeries NV 139 1,210,270
Nestle SA (Registered) 10,397 1,187,904
4,753,081
Gas Utilities — 2.7%
APA Group 212,934 1,204,316
Enagas SA(a) 64,555 1,183,324
2,387,640
Health Care Equipment & Supplies — 2.7%
Coloplast A/S, Class B 10,472 1,238,283
DiaSorin SpA 11,940 1,132,631
2,370,914
Health Care Providers & Services — 1.3%
Sonic Healthcare Ltd. 60,598 1,172,036
Household Durables — 1.3%
Sekisui Chemical Co. Ltd. 80,874 1,149,091
Household Products — 1.3%
Unicharm Corp. 36,225 1,167,110
Industrial Conglomerates — 2.7%
DCC plc 17,543 1,186,381
Hikari Tsushin, Inc. 7,583 1,179,242
2,365,623
Industrial REITs — 1.3%
Warehouses De Pauw CVA,
REIT 41,922 1,179,205
Insurance — 5.1%
AIA Group Ltd. 122,955 1,061,056
Legal & General Group plc 398,658 1,157,234
Swiss Life Holding AG
(Registered) 1,789 1,153,371
Tokio Marine Holdings, Inc. 46,376 1,144,381
4,516,042
Interactive Media & Services — 1.3%
CAR Group Ltd. 63,021 1,160,817
IT Services — 6.5%
Bechtle AG 22,032 1,093,299
Obic Co. Ltd. 7,762 1,191,589
Otsuka Corp. 28,772 1,174,546
SCSK Corp. 62,335 1,148,582

See accompanying notes to the financial statements.
MSCI EAFE DIVIDEND GROWERS ETF :: NOVEMBER 30, 2023 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
40
EFAD
::
Investments Shares Value
Common Stocks (continued)
TIS, Inc. 53,916 $ 1,140,429
5,748,445
Machinery — 1.3%
Spirax-Sarco Engineering plc 10,064 1,178,243
Multi-Utilities — 1.3%
National Grid plc 90,631 1,178,895
Office REITs — 1.3%
Japan Real Estate Investment
Corp., REIT 299 1,162,952
Personal Care Products — 1.3%
Kao Corp. 31,066 1,196,956
Pharmaceuticals — 10.4%
Astellas Pharma, Inc. 94,804 1,152,705
Novartis AG (Registered) 12,125 1,186,913
Novo Nordisk A/S, Class B 11,203 1,140,277
Recordati Industria Chimica e
Farmaceutica SpA 23,676 1,141,039
Roche Holding AG 4,309 1,169,731
Sanofi SA 12,368 1,153,259
Shionogi & Co. Ltd. 24,158 1,140,288
UCB SA 15,472 1,145,241
9,229,453
Professional Services — 4.0%
Computershare Ltd. 75,631 1,183,974
RELX plc 30,995 1,192,839
Wolters Kluwer NV 8,565 1,180,307
3,557,120
Real Estate Management & Development — 2.6%
Hulic Co. Ltd. 120,149 1,193,078
Swire Properties Ltd. 572,928 1,113,536
2,306,614
Retail REITs — 1.3%
Japan Metropolitan Fund Invest,
REIT 1,727 1,150,671
Semiconductors & Semiconductor Equipment — 2.7%
ASML Holding NV 1,678 1,140,629
Lasertec Corp. 5,520 1,233,678
2,374,307
Software — 4.2%
Nemetschek SE 13,189 1,151,817
Sage Group plc (The) 93,480 1,337,845
SAP SE 7,550 1,198,436
3,688,098
Specialty Retail — 1.4%
Nitori Holdings Co. Ltd. 10,980 1,267,080
Investments Shares Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals — 1.3%
FUJIFILM Holdings Corp. 19,712 $ 1,154,706
Trading Companies & Distributors — 4.0%
Ashtead Group plc 19,704 1,188,096
Brenntag SE 13,770 1,191,138
Bunzl plc 31,816 1,209,130
3,588,364
Water Utilities — 1.3%
United Utilities Group plc 85,876 1,186,078
Total Common Stocks
(Cost $86,696,065)
87,922,695
Securities Lending Reinvestments (b) — 0.0% (c)
Investment Companies — 0.0% (c)
Invesco Government & Agency Portfolio,
Institutional Class 5.28% (d)
(Cost $9,650) 9,650 9,650
Principal
Amount
Short-Term Investments — 0.4%
Repurchase Agreements (e) — 0.4%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $319,828
(Cost $319,781) $ 319,781 319,781
Total Investments — 99.5%
(Cost $87,025,496) 88,252,126
Other assets less liabilities — 0.5% 422,781
Net Assets — 100.0% $ 88,674,907
(a) The security or a portion of this security is on loan at November
30, 2023. The total value of securities on loan at November
30, 2023 was $9,165, collateralized in the form of cash with a value of $9,650 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at November 30, 2023. The total value of
securities purchased was $9,650.
(c) Represents less than 0.05% of net assets.
(d) Rate shown is the 7-day yield as of November 30, 2023.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.

See accompanying notes to the financial statements.
NOVEMBER 30, 2023 (UNAUDITED) :: MSCI EAFE DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
41
EFAD
::
Abbreviations
CVA Dutch Certification
REIT Real Estate Investment Trust
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 8,518,808
Aggregate gross unrealized depreciation (7,414,284)
Net unrealized appreciation $ 1,104,524
Federal income tax cost $ 87,147,602
MSCI EAFE Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of November 30, 2023:
Japan 27.6%
United Kingdom 17.4%
Switzerland 9.4%
Australia 6.7%
Germany 6.6%
United States 5.3%
Belgium 5.3%
Hong Kong 5.1%
Denmark 3.9%
Spain 2.7%
Netherlands 2.6%
Italy 2.6%
New Zealand 1.4%
Norway 1.3%
Ireland 1.3%
Other
a
0.8%
100.0%
a Includes any non-equity securities and net other assets (liabilities).

MSCI EMERGING MARKETS DIVIDEND GROWERS ETF :: NOVEMBER 30, 2023 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
42
EMDV
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 103.3%
Automobiles — 1.7%
Ford Otomotiv Sanayi A/S 9,018 $ 262,652
Banks — 7.0%
Bank of Communications Co.
Ltd., Class
a
A 323,300 264,773
China Construction Bank Corp.,
Class
a
A 296,000 265,661
China Merchants Bank Co. Ltd.,
Class
a
A 61,800 249,509
Industrial & Commercial Bank of
China Ltd., Class
a
A 393,200 265,225
1,045,168
Beverages — 12.1%
Anhui Gujing Distillery Co. Ltd.,
Class
a
B 15,900 241,391
Arca Continental SAB de CV 25,427 259,636
Coca-Cola Femsa SAB de CV 31,119 261,551
Jiangsu King's Luck Brewery
JSC Ltd., Class
a
A 34,700 261,945
Kweichow Moutai Co. Ltd.,
Class
a
A 1,100 276,354
Luzhou Laojiao Co. Ltd.,
Class
a
A 9,100 264,798
Wuliangye Yibin Co. Ltd.,
Class
a
A 12,200 255,175
1,820,850
Building Products — 1.8%
Astral Ltd. 11,624 271,763
Capital Markets — 1.7%
Reinet Investments SCA 11,068 259,796
Chemicals — 7.0%
Asian Paints Ltd. 7,004 262,031
Berger Paints India Ltd. 37,745 259,980
Pidilite Industries Ltd. 8,856 271,047
Sinoma Science & Technology
Co. Ltd., Class
a
A 108,100 254,678
1,047,736
Construction & Engineering — 3.4%
China Railway Group Ltd.,
Class
a
A 325,500 257,446
Metallurgical Corp. of China
Ltd., Class
a
A 585,500 254,533
511,979
Electric Utilities — 3.4%
Interconexion Electrica SA ESP 67,055 253,136
Power Grid Corp. of India Ltd. 105,083 263,294
516,430
Electrical Equipment — 1.8%
WEG SA 38,300 266,043
Investments Shares Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components — 2.0%
Unimicron Technology Corp. 52,171 $ 295,591
Financial Services — 1.9%
Chailease Holding Co. Ltd. 46,895 279,208
Gas Utilities — 3.4%
ENN Energy Holdings Ltd. 34,734 241,008
Indraprastha Gas Ltd. 57,097 266,404
507,412
Ground Transportation — 1.7%
Localiza Rent a Car SA 21,080 257,137
Health Care Equipment & Supplies — 1.7%
Lepu Medical Technology
Beijing Co. Ltd., Class
a
A 109,200 262,935
Independent Power and Renewable Electricity Producers — 1.8%
China National Nuclear Power
Co. Ltd., Class
a
A 267,500 263,715
Industrial Conglomerates — 3.6%
LG Corp. 3,990 260,093
Mytilineos SA 6,876 274,981
535,074
Insurance — 3.4%
People's Insurance Co. Group
of China Ltd. (The), Class
a
H 787,839 255,173
Ping An Insurance Group Co. of
China Ltd., Class
a
A 44,100 252,322
507,495
Interactive Media & Services — 3.6%
NAVER Corp. 1,683 271,336
Tencent Holdings Ltd. 6,296 263,566
534,902
IT Services — 8.8%
Chinasoft International Ltd.* 315,377 270,105
Infosys Ltd., ADR 15,220 267,111
LTIMindtree Ltd.(a) 3,959 262,847
Mphasis Ltd. 9,361 264,311
Persistent Systems Ltd. 3,394 260,468
1,324,842
Machinery — 1.7%
Zhejiang Dingli Machinery Co.
Ltd., Class
a
A 37,800 257,622
Metals & Mining — 1.9%
Huaibei Mining Holdings Co.
Ltd., Class
a
A 129,600 287,883

See accompanying notes to the financial statements.
NOVEMBER 30, 2023 (UNAUDITED) :: MSCI EMERGING MARKETS DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
43
EMDV
::
Investments Shares Value
Common Stocks (continued)
Polyus PJSC, GDR*‡(a)(b) 3,949 $ —
287,883
Oil, Gas & Consumable Fuels — 3.7%
China Coal Energy Co. Ltd.,
Class
a
H 334,896 283,821
Rosneft Oil Co. PJSC, GDR*‡(a)
(b) 25,159 —
Yankuang Energy Group Co.
Ltd., Class
a
H 149,655 278,186
562,007
Personal Care Products — 1.8%
Hindustan Unilever Ltd. 8,775 267,852
Pharmaceuticals — 7.0%
CSPC Pharmaceutical Group
Ltd. 292,915 264,367
Hanmi Pharm Co. Ltd. 1,132 269,806
Yuhan Corp. 5,479 260,328
Zhangzhou Pientzehuang
Pharmaceutical Co. Ltd.,
Class
a
A 7,400 262,299
1,056,800
Real Estate Management & Development — 3.5%
China Overseas Property
Holdings Ltd. 313,933 255,606
Greentown China Holdings Ltd. 254,488 270,735
526,341
Software — 3.4%
Shanghai Baosight Software Co.
Ltd., Class
a
A 43,300 255,031
Tata Elxsi Ltd. 2,655 262,744
517,775
Specialty Retail — 1.6%
Zhongsheng Group Holdings
Ltd. 102,557 245,518
Technology Hardware, Storage & Peripherals — 1.6%
Wistron Corp. 83,725 245,225
Tobacco — 1.8%
ITC Ltd. 50,352 263,130
Water Utilities — 1.7%
Guangdong Investment Ltd. 373,187 258,942
Wireless Telecommunication Services — 1.8%
PLDT, Inc. 11,761 272,989
Total Common Stocks
(Cost $15,631,132)
15,532,812
Investments
Principal
Amount Value
Corporate Bonds — 0.0%(c)
Food Products — 0.0%(c)
Britannia Industries Ltd.
Series N3, 5.50%,
6/3/2024 (Cost $3,560) INR 259,086 $ 3,066
Total Investments — 103.3%
(Cost $15,634,692) 15,535,878
Liabilities in excess of other assets — (3.3%) (502,532)
Net Assets — 100.0% $ 15,033,346
* Non-income producing security.
‡ Value determined using significant unobservable inputs.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) Security fair valued as of November 30, 2023 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2023 amounted to $0,
which represents approximately 0.00% of net assets of the
Fund.
(c) Represents less than 0.05% of net assets.
Abbreviations
ADR American Depositary Receipt
GDR Global Depositary Receipt
INR Indian Rupee
PJSC Public Joint Stock Company
SCA Limited partnership with share capital
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,021,292
Aggregate gross unrealized depreciation (1,164,792)
Net unrealized depreciation $ (143,500)
Federal income tax cost $ 15,679,378

See accompanying notes to the financial statements.
MSCI EMERGING MARKETS DIVIDEND GROWERS ETF :: NOVEMBER 30, 2023 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
44
EMDV
::
MSCI Emerging Markets Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of November 30, 2023:
China 52.1%
India 22.9%
South Korea 7.1%
Taiwan 5.5%
Brazil 3.5%
Mexico 3.5%
Greece 1.8%
Philippines 1.8%
Turkey 1.7%
Luxembourg 1.7%
Colombia 1.7%
Russia 0.0%*
Other
a
(3.3)%
100.0%
* Amount represents less than 0.05%.
a Includes any non-equity securities and net other assets (liabilities).

NOVEMBER 30, 2023 (UNAUDITED) :: MSCI EUROPE DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
45
EUDV
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 98.9%
Aerospace & Defense — 2.3%
BAE Systems plc 14,823 $ 197,034
Air Freight & Logistics — 2.2%
DSV A/S 1,235 186,249
Beverages — 2.3%
Diageo plc 5,610 196,263
Building Products — 2.4%
Geberit AG (Registered) 364 204,866
Capital Markets — 2.4%
Partners Group Holding AG 155 205,437
Chemicals — 9.2%
Croda International plc 3,421 194,194
Givaudan SA (Registered) 53 199,432
Sika AG (Registered) 739 201,588
Symrise AG, Class A 1,851 208,425
803,639
Construction & Engineering — 2.3%
ACS Actividades de
Construccion y Servicios SA 4,996 199,784
Diversified Telecommunication Services — 2.3%
Telenor ASA 18,845 203,332
Electronic Equipment, Instruments & Components — 2.3%
Halma plc 7,525 203,005
Financial Services — 2.3%
Sofina SA 890 198,294
Food Products — 9.3%
Chocoladefabriken Lindt &
Spruengli AG 16 199,092
Kerry Group plc, Class A 2,489 201,563
Lotus Bakeries NV 24 208,967
Nestle SA (Registered) 1,768 202,002
811,624
Gas Utilities — 2.3%
Enagas SA 10,977 201,214
Health Care Equipment & Supplies — 4.6%
Coloplast A/S, Class B 1,781 210,598
DiaSorin SpA 2,030 192,566
403,164
Industrial Conglomerates — 2.3%
DCC plc 2,983 201,732
Investments Shares Value
Common Stocks (continued)
Industrial REITs — 2.3%
Warehouses De Pauw CVA,
REIT 7,129 $ 200,529
Insurance — 4.5%
Legal & General Group plc 67,791 196,786
Swiss Life Holding AG
(Registered) 304 195,989
392,775
IT Services — 2.1%
Bechtle AG 3,747 185,938
Machinery — 2.3%
Spirax-Sarco Engineering plc 1,711 200,315
Multi-Utilities — 2.3%
National Grid plc 15,412 200,474
Pharmaceuticals — 13.6%
Novartis AG (Registered) 2,062 201,848
Novo Nordisk A/S, Class B 1,905 193,897
Recordati Industria Chimica e
Farmaceutica SpA 4,026 194,029
Roche Holding AG 733 198,982
Sanofi SA 2,103 196,095
UCB SA 2,631 194,747
1,179,598
Professional Services — 4.6%
RELX plc 5,271 202,854
Wolters Kluwer NV 1,456 200,645
403,499
Semiconductors & Semiconductor Equipment — 2.2%
ASML Holding NV 285 193,730
Software — 7.2%
Nemetschek SE 2,243 195,885
Sage Group plc (The) 15,896 227,497
SAP SE 1,284 203,813
627,195
Trading Companies & Distributors — 7.0%
Ashtead Group plc 3,351 202,056
Brenntag SE 2,342 202,588
Bunzl plc 5,410 205,601
610,245
Water Utilities — 2.3%
United Utilities Group plc 14,603 201,690
Total Common Stocks
(Cost $8,799,929)
8,611,625

See accompanying notes to the financial statements.
MSCI EUROPE DIVIDEND GROWERS ETF :: NOVEMBER 30, 2023 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
46
EUDV
::
Investments
Principal
Amount Value
Short-Term Investments — 0.3%
Repurchase Agreements (a) — 0.3%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $23,911
(Cost $23,907) $ 23,907 $ 23,907
Total Investments — 99.2%
(Cost $8,823,836) 8,635,532
Other assets less liabilities — 0.8% 73,486
Net Assets — 100.0% $ 8,709,018
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
CVA Dutch Certification
REIT Real Estate Investment Trust
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 744,457
Aggregate gross unrealized depreciation (947,223)
Net unrealized depreciation $ (202,766)
Federal income tax cost $ 8,838,298
MSCI Europe Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of November 30, 2023:
United Kingdom 30.2%
Switzerland 16.2%
Germany 11.5%
Belgium 9.2%
United States 6.9%
Denmark 6.8%
Spain 4.6%
Netherlands 4.5%
Italy 4.4%
Norway 2.3%
Ireland 2.3%
Other
a
1.1%
100.0%
a Includes any non-equity securities and net other assets (liabilities).

NOVEMBER 30, 2023 (UNAUDITED) :: MSCI TRANSFORMATIONAL CHANGES ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
47
ANEW
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 99.6%
Biotechnology — 3.4%
AbbVie, Inc. 1,165 $ 165,884
Beam Therapeutics, Inc.* 436 12,243
Beijing Wantai Biological
Pharmacy Enterprise Co. Ltd.,
Class
a
A 36 246
CRISPR Therapeutics AG* 186 12,412
ImmunoGen, Inc.* 897 26,327
Intellia Therapeutics, Inc.* 443 13,126
Moderna, Inc.* 464 36,053
Ultragenyx Pharmaceutical, Inc.* 341 13,248
279,539
Broadline Retail — 6.4%
Alibaba Group Holding Ltd.* 16,868 157,099
Amazon.com, Inc.* 1,103 161,137
eBay, Inc. 900 36,909
Naspers Ltd., Class
a
N* 873 160,860
516,005
Capital Markets — 0.4%
Coinbase Global, Inc., Class
a
A* 152 18,958
Robinhood Markets, Inc.,
Class
a
A* 1,984 17,459
36,417
Chemicals — 10.8%
Chr Hansen Holding A/S 932 74,520
Corteva, Inc. 3,439 155,443
FMC Corp. 1,760 94,442
International Flavors &
Fragrances, Inc. 2,182 164,479
Nutrien Ltd. 2,839 151,851
Scotts Miracle-Gro Co. (The) 594 33,062
Sensient Technologies Corp. 596 34,532
Symrise AG, Class
a
A 1,518 170,522
878,851
Communications Equipment — 0.7%
Cisco Systems, Inc. 869 42,042
F5, Inc.* 98 16,777
58,819
Diversified Telecommunication Services — 0.6%
Cogent Communications
Holdings, Inc. 240 15,326
Iridium Communications, Inc. 437 16,650
Singapore Telecommunications
Ltd. 9,349 16,144
48,120
Electronic Equipment, Instruments & Components — 0.6%
Cognex Corp. 433 16,324
Novanta, Inc.* 94 13,577
Softwareone Holding AG* 789 16,038
45,939
Investments Shares Value
Common Stocks (continued)
Entertainment — 7.7%
37 Interactive Entertainment
Network Technology Group
Co. Ltd. 11,000 $ 34,168
Electronic Arts, Inc. 843 116,342
International Games System
Co. Ltd. 1,761 37,543
Netflix, Inc.* 340 161,150
Nintendo Co. Ltd. 3,391 158,091
Sea Ltd., ADR* 922 33,395
Take-Two Interactive Software,
Inc.* 556 87,959
628,648
Financial Services — 3.1%
Adyen NV*(a) 14 16,321
Euronet Worldwide, Inc.* 184 16,048
Mastercard, Inc., Class
a
A 204 84,421
PayPal Holdings, Inc.* 283 16,304
Visa, Inc., Class
a
A 389 99,849
Wise plc, Class
a
A* 1,780 17,546
250,489
Food Products — 4.8%
Charoen Pokphand Foods PCL,
NVDR 40,575 22,953
Kerry Group plc, Class
a
A 1,894 153,013
McCormick & Co., Inc.
(Non-Voting) 2,455 159,158
Simply Good Foods Co. (The)* 1,335 51,718
386,842
Health Care Equipment & Supplies — 11.2%
Abbott Laboratories 1,592 166,030
Boston Scientific Corp.* 2,100 117,369
CONMED Corp. 123 13,194
Dexcom, Inc.* 556 64,229
Edwards Lifesciences Corp.* 872 59,043
Glaukos Corp.* 210 13,417
Globus Medical, Inc., Class
a
A* 295 13,251
Inari Medical, Inc.* 230 13,729
Inspire Medical Systems, Inc.* 94 13,659
Integra LifeSciences Holdings
Corp.* 346 13,560
Intuitive Surgical, Inc.* 504 156,663
Neogen Corp.* 2,900 49,213
QuidelOrtho Corp.* 196 13,471
ResMed, Inc. 211 33,281
Shockwave Medical, Inc.* 77 13,440
Stryker Corp. 490 145,202
TransMedics Group, Inc.* 192 14,531
913,282
Health Care Providers & Services — 0.8%
Acadia Healthcare Co., Inc.* 185 13,503
Guardant Health, Inc.* 561 14,121
Henry Schein, Inc.* 195 13,012
Quest Diagnostics, Inc. 161 22,094
62,730

See accompanying notes to the financial statements.
MSCI TRANSFORMATIONAL CHANGES ETF :: NOVEMBER 30, 2023 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
48
ANEW
::
Investments Shares Value
Common Stocks (continued)
Health Care Technology — 0.2%
Doximity, Inc., Class
a
A* 549 $ 12,764
Hotels, Restaurants & Leisure — 5.1%
Booking Holdings, Inc.* 51 159,411
Delivery Hero SE*(a) 2,383 75,495
DoorDash, Inc., Class
a
A* 1,683 158,168
Just Eat Takeaway.com NV*(a) 1,349 21,051
414,125
Interactive Media & Services — 7.9%
Alphabet, Inc., Class
a
A* 1,087 144,060
Kuaishou Technology*(a) 4,605 34,016
Meta Platforms, Inc., Class
a
A* 474 155,069
Pinterest, Inc., Class
a
A* 1,105 37,647
REA Group Ltd. 338 34,673
Snap, Inc., Class
a
A* 2,923 40,425
Tencent Holdings Ltd. 3,845 160,961
Ziff Davis, Inc.* 538 34,335
641,186
IT Services — 1.7%
Accenture plc, Class
a
A 60 19,988
Cloudflare, Inc., Class
a
A* 222 17,127
Elm Co. 83 16,474
Fastly, Inc., Class
a
A* 860 14,285
GoDaddy, Inc., Class
a
A* 174 17,410
Okta, Inc., Class
a
A* 224 15,019
Perficient, Inc.* 254 15,718
Snowflake, Inc., Class
a
A* 97 18,205
134,226
Life Sciences Tools & Services — 3.2%
10X Genomics, Inc., Class
a
A* 309 13,448
Bio-Techne Corp. 227 14,278
Danaher Corp. 764 170,610
Genscript Biotech Corp.* 4,381 12,170
Illumina, Inc.* 227 23,143
Medpace Holdings, Inc.* 49 13,265
QIAGEN NV* 338 13,852
260,766
Machinery — 3.6%
AGCO Corp. 898 101,950
Bucher Industries AG
(Registered) 55 21,668
Deere & Co. 424 154,510
SMC Corp. 32 16,069
294,197
Media — 0.2%
Trade Desk, Inc. (The), Class
a
A* 240 16,911
Pharmaceuticals — 6.0%
Eli Lilly & Co. 270 159,581
Johnson & Johnson 1,075 166,259
Investments Shares Value
Common Stocks (continued)
Roche Holding AG 601 $ 162,003
487,843
Professional Services — 0.4%
ASGN, Inc.* 178 15,885
Paylocity Holding Corp.* 106 16,607
32,492
Semiconductors & Semiconductor Equipment — 5.3%
Advanced Micro Devices, Inc.* 197 23,869
Ambarella, Inc.* 289 16,967
Broadcom, Inc. 125 115,716
Intel Corp. 633 28,295
MediaTek, Inc. 559 16,910
NVIDIA Corp. 320 149,664
QUALCOMM, Inc. 346 44,651
Silicon Laboratories, Inc.* 155 16,332
Synaptics, Inc.* 152 15,389
427,793
Software — 13.0%
Adobe, Inc.* 263 160,696
Altair Engineering, Inc., Class
a
A* 217 15,724
Alteryx, Inc., Class
a
A* 904 36,205
ANSYS, Inc.* 117 34,323
Blackbaud, Inc.* 216 16,252
BlackLine, Inc.* 280 16,198
Box, Inc., Class
a
A* 617 16,147
Braze, Inc., Class
a
A* 316 17,361
C3.ai, Inc., Class
a
A* 575 16,744
Check Point Software
Technologies Ltd.* 113 16,498
CommVault Systems, Inc.* 227 16,703
Crowdstrike Holdings, Inc.,
Class
a
A* 78 18,485
CyberArk Software Ltd.* 85 16,938
DocuSign, Inc., Class
a
A* 368 15,861
Dropbox, Inc., Class
a
A* 582 16,401
Dynatrace, Inc.* 312 16,708
Five9, Inc.* 216 16,463
Fortinet, Inc.* 311 16,346
Gen Digital, Inc. 776 17,134
HubSpot, Inc.* 75 37,045
InterDigital, Inc. 163 16,287
KPIT Technologies Ltd. 828 14,886
Marathon Digital Holdings, Inc.* 1,516 18,146
Microsoft Corp. 427 161,794
MicroStrategy, Inc., Class
a
A* 32 15,946
Nutanix, Inc., Class
a
A* 405 17,451
Oracle Corp. 367 42,649
Palo Alto Networks, Inc.* 75 22,132
Q2 Holdings, Inc.* 444 15,771
Qualys, Inc.* 90 16,636
Rapid7, Inc.* 308 16,678
Riot Platforms, Inc.* 1,425 17,884
SAP SE 178 28,187
SentinelOne, Inc., Class
a
A* 926 17,677
Smartsheet, Inc., Class
a
A* 386 16,359
Sprout Social, Inc., Class
a
A* 642 36,530
Tenable Holdings, Inc.* 408 16,887

See accompanying notes to the financial statements.
NOVEMBER 30, 2023 (UNAUDITED) :: MSCI TRANSFORMATIONAL CHANGES ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
49
ANEW
::
Investments Shares Value
Common Stocks (continued)
Trend Micro, Inc. 330 $ 16,725
Varonis Systems, Inc., Class
a
B* 411 17,217
1,060,074
Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc. 842 159,938
NetApp, Inc. 207 18,918
Samsung Electronics Co. Ltd.,
GDR(a) 17 23,647
202,503
Total Common Stocks
(Cost $8,706,212)
8,090,561
Principal
Amount
Short-Term Investments — 0.3%
Repurchase Agreements (b) — 0.3%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $22,012
(Cost $22,008) $ 22,008 22,008
Total Investments — 99.9%
(Cost $8,728,220) 8,112,569
Other assets less liabilities — 0.1% 11,619
Net Assets — 100.0% $ 8,124,188
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
GDR Global Depositary Receipt
NVDR Non-Voting Depositary Receipt
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 918,304
Aggregate gross unrealized depreciation (1,683,843)
Net unrealized depreciation $ (765,539)
Federal income tax cost $ 8,878,108
MSCI Transformational Changes ETF invested, as a percentage of net assets, in the following countries as of November 30, 2023:
United States 78.1%
China 4.9%
Germany 2.6%
Japan 2.4%
South Africa 2.0%
Ireland 1.9%
Canada 1.9%
South Korea 1.2%
Denmark 0.9%
Taiwan 0.7%
Singapore 0.6%
United Kingdom 0.5%
Australia 0.4%
Switzerland 0.4%
Thailand 0.3%
Israel 0.2%
Saudi Arabia 0.2%
Netherlands 0.2%
India 0.2%
Other
a
0.4%
100.0%
a Includes any non-equity securities and net other assets (liabilities).

NANOTECHNOLOGY ETF :: NOVEMBER 30, 2023 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
50
TINY
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 99.6%
Biotechnology — 1.0%
Novavax, Inc.*(a) 5,278 $ 29,029
Chemicals — 7.8%
Advanced Nano Products Co.
Ltd. 680 67,202
JSR Corp. 4,131 113,375
Nanofilm Technologies
International Ltd.(b) 37,092 24,539
Toyo Gosei Co. Ltd. 455 20,562
225,678
Electronic Equipment, Instruments & Components — 6.8%
Lightwave Logic, Inc.*(a) 6,511 25,914
nLight , Inc.* 2,600 34,372
Oxford Instruments plc 3,234 86,351
Park Systems Corp. 389 48,423
195,060
Health Care Equipment & Supplies — 4.0%
Jeol Ltd. 2,906 114,899
Life Sciences Tools & Services — 9.1%
Agilent Technologies, Inc. 1,070 136,746
Bruker Corp. 1,916 124,712
261,458
Semiconductors & Semiconductor Equipment — 66.7%
ACM Research, Inc., Class A* 3,075 51,168
Applied Materials, Inc. 837 125,366
ASML Holding NV 184 124,777
Axcelis Technologies, Inc.* 796 98,927
Entegris , Inc. 1,252 130,709
Intel Corp. 3,093 138,257
KLA Corp. 240 130,709
Lam Research Corp. 188 134,593
NVIDIA Corp. 271 126,747
Onto Innovation, Inc.* 957 134,946
SCREEN Holdings Co. Ltd. 2,279 165,553
SUESS MicroTec SE 1,069 31,010
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR 1,182 115,020
Tower Semiconductor Ltd.* 4,734 129,617
Ultra Clean Holdings, Inc.* 2,505 67,986
Ulvac , Inc. 2,787 122,338
Veeco Instruments, Inc.* 3,150 89,869
1,917,592
Technology Hardware, Storage & Peripherals — 4.2%
Canon, Inc. 4,746 121,867
Total Common Stocks
(Cost $2,876,351)
2,865,583
Investments Shares Value
Securities Lending Reinvestments (c) — 1.3%
Investment Companies — 1.3%
Invesco Government & Agency Portfolio,
Institutional Class 5.28% (d)
(Cost $36,308) 36,308 $ 36,308
Total Investments — 100.9%
(Cost $2,912,659) 2,901,891
Liabilities in excess of other assets — (0.9%) (27,047)
Net Assets — 100.0% $ 2,874,844
* Non-income producing security.
(a) The security or a portion of this security is on loan at November
30, 2023. The total value of securities on loan at November
30, 2023 was $47,534, collateralized in the form of cash
with a value of $36,308 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $14,629 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from
December 7, 2023 – November 15, 2052. The total value of
collateral is $50,937.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c) The security was purchased with cash collateral held from securities on loan at November 30, 2023. The total value of
securities purchased was $36,308.
(d) Rate shown is the 7-day yield as of November 30, 2023.
Abbreviations
ADR American Depositary Receipt
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 410,239
Aggregate gross unrealized depreciation (423,388)
Net unrealized depreciation $ (13,149)
Federal income tax cost $ 2,915,040

See accompanying notes to the financial statements.
NOVEMBER 30, 2023 (UNAUDITED) :: NANOTECHNOLOGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
51
TINY
::
Nanotechnology ETF invested, as a percentage of net assets, in the following countries as of November 30, 2023:
United States 55.0%
Japan 22.9%
Israel 4.5%
Netherlands 4.3%
South Korea 4.0%
Taiwan 4.0%
United Kingdom 3.0%
Germany 1.1%
Singapore 0.8%
Other
a
0.4%
100.0%
a
Includes any non-equity securities and net other assets (liabilities).

NASDAQ-100 DORSEY WRIGHT MOMENTUM ETF :: NOVEMBER 30, 2023 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
52
QQQA
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 99.8%
Automobiles — 4.2%
Tesla, Inc.* 1,961 $ 470,797
Broadline Retail — 11.0%
Amazon.com, Inc.* 3,791 553,827
PDD Holdings, Inc., ADR* 4,639 683,974
1,237,801
Commercial Services & Supplies — 4.8%
Copart, Inc.* 10,757 540,217
Electric Utilities — 4.6%
Constellation Energy Corp. 4,328 523,861
Hotels, Restaurants & Leisure — 4.6%
Booking Holdings, Inc.* 166 518,866
Interactive Media & Services — 4.5%
Meta Platforms, Inc., Class A* 1,562 511,008
Machinery — 4.8%
PACCAR, Inc. 5,875 539,443
Media — 7.7%
Charter Communications, Inc.,
Class A* 1,094 437,742
Trade Desk, Inc. (The), Class A* 6,132 432,061
869,803
Semiconductors & Semiconductor Equipment — 9.0%
Broadcom, Inc. 558 516,557
NVIDIA Corp. 1,082 506,052
1,022,609
Software — 40.0%
Adobe, Inc.* 898 548,687
Atlassian Corp., Class A* 2,612 498,761
Cadence Design Systems, Inc.* 1,965 536,976
Crowdstrike Holdings, Inc.,
Class A* 2,650 628,023
Palo Alto Networks, Inc.* 1,896 559,491
Synopsys, Inc.* 1,006 546,489
Workday, Inc., Class A* 2,289 619,678
Zscaler, Inc.* 2,920 576,788
4,514,893
Specialty Retail — 4.6%
O'Reilly Automotive, Inc.* 532 522,626
Total Common Stocks
(Cost $9,069,969)
11,271,924
Investments
Principal
Amount Value
Short-Term Investments — 0.2%
Repurchase Agreements (a) — 0.2%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $18,712
(Cost $18,709) $ 18,709 $ 18,709
Total Investments — 100.0%
(Cost $9,088,678) 11,290,633
Liabilities in excess of other assets — 0.0%(b) (2,401)
Net Assets — 100.0% $ 11,288,232
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) Represents less than 0.05% of net assets.
Abbreviations
ADR American Depositary Receipt
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,290,135
Aggregate gross unrealized depreciation (88,216)
Net unrealized appreciation $ 2,201,919
Federal income tax cost $ 9,088,714

NOVEMBER 30, 2023 (UNAUDITED) :: ON DEMAND ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
53
OND
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 99.9%
Entertainment — 51.0%
Bilibili , Inc., Class
a
Z * 1,155 $ 13,293
Capcom Co. Ltd. 653 21,947
Electronic Arts, Inc. 209 28,844
Krafton , Inc.* 140 23,114
NCSoft Corp. 77 15,637
NetEase, Inc. 1,534 34,622
Netflix, Inc.* 67 31,756
Nexon Co. Ltd. 1,280 27,610
ROBLOX Corp., Class
a
A * 662 26,023
Spotify Technology SA* 176 32,579
Square Enix Holdings Co. Ltd. 402 13,915
Take-Two Interactive Software,
Inc.* 194 30,691
Ubisoft Entertainment SA* 429 12,202
312,233
Ground Transportation — 13.5%
Grab Holdings Ltd., Class
a
A * 8,581 26,086
Lyft, Inc., Class
a
A * 1,557 18,264
Uber Technologies, Inc.* 672 37,887
82,237
Hotels, Restaurants & Leisure — 21.2%
Delivery Hero SE*(a) 678 21,480
DoorDash , Inc., Class
a
A * 393 36,934
Just Eat Takeaway.com NV*(a) 1,006 15,699
Meituan , Class
a
B *(a) 1,721 19,961
Zomato Ltd.* 25,242 35,883
129,957
Interactive Media & Services — 5.8%
Snap, Inc., Class
a
A * 2,564 35,460
Investments Shares Value
Common Stocks (continued)
Leisure Products — 1.4%
Peloton Interactive, Inc.,
Class
a
A * 1,525 $ 8,631
Semiconductors & Semiconductor Equipment — 7.0%
Ambarella, Inc.* 184 10,803
NVIDIA Corp. 68 31,803
42,606
Total Common Stocks
(Cost $1,053,801)
611,124
Total Investments — 99.9%
(Cost $1,053,801) 611,124
Other assets less liabilities — 0.1% 745
Net Assets — 100.0% $ 611,869
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 85,673
Aggregate gross unrealized depreciation (553,236)
Net unrealized depreciation $ (467,563)
Federal income tax cost $ 1,078,687
On-Demand ETF invested, as a percentage of net assets, in the following countries as of November 30, 2023:
United States 53.9%
China 11.1%
Japan 10.4%
South Korea 9.8%
India 5.9%
Singapore 4.2%
United Kingdom 2.6%
France 2.0%
Other
a
0.1%
100.0%
a Includes any non-equity securities and net other assets (liabilities).

ONLINE RETAIL ETF :: NOVEMBER 30, 2023 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
54
ONLN
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 99.9%
Broadline Retail — 62.8%
Alibaba Group Holding Ltd.,
ADR* 108,386 $ 8,115,944
Amazon.com, Inc.* 158,902 23,213,993
Coupang, Inc., Class A* 271,867 4,154,128
eBay, Inc. 137,555 5,641,131
Etsy, Inc.* 55,313 4,193,278
Global-e Online Ltd.* 33,885 1,160,561
JD.com, Inc., ADR 96,849 2,656,568
MercadoLibre, Inc.* 2,689 4,357,417
Ozon Holdings plc, ADR*‡(a) 60,470 —
PDD Holdings, Inc., ADR* 58,959 8,692,915
62,185,935
Entertainment — 4.3%
Sea Ltd., ADR* 117,462 4,254,473
Specialty Retail — 29.0%
Beyond, Inc.* 229,061 4,402,552
Buckle, Inc. (The) 98,876 3,812,659
Carvana Co., Class A*(b) 128,606 4,027,940
Chewy, Inc., Class A* 220,824 3,846,754
Farfetch Ltd., Class A*(b) 544,806 637,423
Revolve Group, Inc., Class A*(b) 262,875 3,501,495
Wayfair, Inc., Class A* 75,432 4,209,106
Williams-Sonoma, Inc. 22,956 4,305,168
28,743,097
Textiles, Apparel & Luxury Goods — 3.8%
Figs, Inc., Class A* 519,277 3,769,951
Total Common Stocks
(Cost $129,753,163)
98,953,456
Securities Lending Reinvestments (c) — 1.2%
Investment Companies — 1.2%
Invesco Government & Agency Portfolio,
Institutional Class 5.28% (d)
(Cost $1,236,116) 1,236,116 1,236,116
Principal
Amount
Short-Term Investments — 0.1%
Repurchase Agreements (e) — 0.1%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $70,652
(Cost $70,643) $ 70,643 70,643
Total Investments — 101.2%
(Cost $131,059,922) 100,260,215
Liabilities in excess of other assets — (1.2%) (1,227,756)
Net Assets — 100.0% $ 99,032,459
* Non-income producing security.
‡ Value determined using significant unobservable inputs.
(a) Security fair valued as of November 30, 2023 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2023 amounted to $0,
which represents approximately 0.00% of net assets of the
Fund.
(b) The security or a portion of this security is on loan at November
30, 2023. The total value of securities on loan at November 30,
2023 was $754,283, collateralized in the form of cash with a value of $1,236,116 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments.
(c) The security was purchased with cash collateral held from securities on loan at November 30, 2023. The total value of
securities purchased was $1,236,116.
(d) Rate shown is the 7-day yield as of November 30, 2023.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 7,405,222
Aggregate gross unrealized depreciation (57,582,118)
Net unrealized depreciation $ (50,176,896)
Federal income tax cost $ 150,437,111

NOVEMBER 30, 2023 (UNAUDITED) :: PET CARE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
55
PAWZ
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 99.4%
Distributors — 0.0%(a)
Arata Corp. 595 $ 25,083
Diversified Consumer Services — 4.3%
Rover Group, Inc., Class
a
A* 312,454 3,418,247
Food Products — 18.2%
Freshpet, Inc.* 111,256 7,893,613
General Mills, Inc. 23,867 1,519,374
I-TAIL Corp. PCL, NVDR 1,767,493 1,050,120
J M Smucker Co. (The) 4,096 449,454
Nestle SA (Registered) 30,494 3,459,608
14,372,169
Health Care Equipment & Supplies — 10.9%
IDEXX Laboratories, Inc.* 17,394 8,102,473
Zomedica Corp.* 2,819,811 473,728
8,576,201
Health Care Providers & Services — 8.1%
Cencora, Inc. 6,936 1,410,574
CVS Group plc 182,945 3,441,288
Patterson Cos., Inc. 3,769 95,770
PetIQ, Inc., Class
a
A* 81,251 1,415,393
6,363,025
Household Products — 4.9%
Central Garden & Pet Co.* 27,602 1,120,089
Colgate-Palmolive Co. 33,518 2,640,213
Spectrum Brands Holdings, Inc. 1,525 105,728
3,866,030
Insurance — 4.3%
Anicom Holdings, Inc. 203,805 828,911
Trupanion, Inc.* 100,665 2,589,104
3,418,015
Pharmaceuticals — 30.1%
Dechra Pharmaceuticals plc 161,672 7,804,892
Elanco Animal Health, Inc.* 20,163 237,520
Merck & Co., Inc. 33,099 3,391,986
SwedenCare AB 168,313 945,408
Virbac SACA 11,520 3,592,572
Zoetis, Inc., Class
a
A 44,044 7,781,253
23,753,631
Specialty Retail — 18.6%
Chewy, Inc., Class
a
A* 280,216 4,881,363
Musti Group OYJ 91,717 2,621,640
Pet Valu Holdings Ltd.(b) 111,282 2,183,897
Petco Health & Wellness Co.,
Inc., Class
a
A* 450,054 1,359,163
Pets at Home Group plc 911,092 3,682,966
14,729,029
Total Common Stocks
(Cost $115,503,517)
78,521,430
Investments
Principal
Amount Value
Short-Term Investments — 0.3%
Repurchase Agreements (c) — 0.3%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $207,641
(Cost $207,609) $ 207,609 $ 207,609
Total Investments — 99.7%
(Cost $115,711,126) 78,729,039
Other assets less liabilities — 0.3% 202,167
Net Assets — 100.0% $ 78,931,206
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at November
30, 2023. The total value of securities on loan at November
30, 2023 was $178,587, collateralized in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 6.25%, and maturity dates ranging from December
5, 2023 – November 15, 2053. The total value of collateral is
$211,210.
(c) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
NVDR Non-Voting Depositary Receipt
OYJ Public Limited Company
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,429,232
Aggregate gross unrealized depreciation (44,786,580)
Net unrealized depreciation $ (42,357,348)
Federal income tax cost $ 121,086,387

See accompanying notes to the financial statements.
PET CARE ETF :: NOVEMBER 30, 2023 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
56
PAWZ
::
Pet Care ETF invested, as a percentage of net assets, in the following countries as of November 30, 2023:
United States 66.3%
United Kingdom 18.9%
France 4.5%
Finland 3.3%
Canada 2.8%
Thailand 1.3%
Sweden 1.2%
Japan 1.1%
Other
a
0.6%
100.0%
a Includes any non-equity securities and net other assets (liabilities).

NOVEMBER 30, 2023 (UNAUDITED) :: RUSSELL 2000 DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
57
SMDV
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 99.7%
Banks — 27.9%
Associated Banc-Corp. 443,554 $ 7,868,648
Atlantic Union Bankshares Corp. 258,905 7,914,726
Bank of Marin Bancorp 408,437 7,854,243
Cadence Bank 335,977 8,416,224
Cambridge Bancorp 144,464 8,441,032
Camden National Corp. 234,438 7,912,282
Central Pacific Financial Corp. 452,977 7,958,806
First Busey Corp. 380,566 8,258,282
First Interstate BancSystem,
Inc., Class
a
A 296,677 7,680,968
First Merchants Corp. 257,604 7,900,715
First of Long Island Corp. (The) 588,600 6,698,268
Fulton Financial Corp. 576,673 8,206,057
Glacier Bancorp, Inc. 254,481 8,558,196
Horizon Bancorp, Inc. 686,998 7,481,408
Independent Bank Corp. 142,318 8,114,972
Lakeland Bancorp, Inc. 568,994 7,049,836
Peoples Bancorp, Inc. 298,302 8,779,028
Premier Financial Corp. 408,041 8,148,579
S&T Bancorp, Inc. 271,365 7,595,506
Sandy Spring Bancorp, Inc. 345,669 7,611,631
Simmons First National Corp.,
Class
a
A 431,392 6,897,958
Southside Bancshares, Inc. 255,394 7,005,457
Tompkins Financial Corp. 148,011 7,840,143
United Bankshares, Inc. 255,570 8,461,923
United Community Banks, Inc. 284,690 7,017,608
Washington Trust Bancorp, Inc. 274,531 7,340,959
WesBanco, Inc. 303,109 8,068,762
211,082,217
Building Products — 2.0%
Apogee Enterprises, Inc. 152,307 6,869,046
Griffon Corp. 183,595 8,542,675
15,411,721
Capital Markets — 0.9%
Cohen & Steers, Inc. 117,913 6,896,731
Chemicals — 5.8%
Avient Corp. 191,663 6,583,624
Balchem Corp. 54,713 6,823,805
HB Fuller Co. 106,008 8,022,686
Quaker Chemical Corp. 43,329 7,746,792
Sensient Technologies Corp. 124,760 7,228,594
Stepan Co. 88,065 7,271,527
43,677,028
Commercial Services & Supplies — 3.0%
ABM Industries, Inc. 169,246 6,937,394
HNI Corp. 234,662 9,168,244
Matthews International Corp.,
Class
a
A 182,243 6,223,598
22,329,236
Investments Shares Value
Common Stocks (continued)
Construction & Engineering — 1.1%
Comfort Systems USA, Inc. 41,649 $ 8,062,413
Consumer Staples Distribution & Retail — 2.0%
Andersons, Inc. (The) 149,669 7,462,496
SpartanNash Co. 353,286 7,832,351
15,294,847
Diversified Telecommunication Services — 0.9%
Cogent Communications
Holdings, Inc. 108,893 6,953,907
Electric Utilities — 3.9%
ALLETE, Inc. 139,995 7,766,923
Otter Tail Corp. 93,305 7,120,104
PNM Resources, Inc. 173,500 7,212,395
Portland General Electric Co. 175,243 7,195,478
29,294,900
Electronic Equipment, Instruments & Components — 0.9%
Badger Meter, Inc. 46,261 6,817,484
Financial Services — 1.1%
Cass Information Systems, Inc. 200,498 8,290,592
Food Products — 2.1%
J & J Snack Foods Corp. 47,435 7,805,429
Lancaster Colony Corp. 46,521 7,717,834
15,523,263
Gas Utilities — 5.7%
Chesapeake Utilities Corp. 69,799 6,672,784
New Jersey Resources Corp. 182,288 7,692,554
Northwest Natural Holding Co. 195,717 7,167,156
ONE Gas, Inc. 106,098 6,114,428
Southwest Gas Holdings, Inc. 124,106 7,335,906
Spire, Inc. 131,611 8,029,587
43,012,415
Health Care Equipment & Supplies — 1.6%
Atrion Corp. 16,512 5,091,475
LeMaitre Vascular, Inc. 132,980 7,008,046
12,099,521
Health Care Providers & Services — 1.1%
Ensign Group, Inc. (The) 76,700 8,212,269
Health Care REITs — 0.9%
Universal Health Realty Income
Trust, REIT 164,833 6,571,892
Household Products — 1.1%
WD-40 Co. 35,803 8,660,030

See accompanying notes to the financial statements.
RUSSELL 2000 DIVIDEND GROWERS ETF :: NOVEMBER 30, 2023 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
58
SMDV
::
Investments Shares Value
Common Stocks (continued)
Industrial REITs — 1.0%
Terreno Realty Corp., REIT 126,244 $ 7,209,795
Insurance — 1.2%
Horace Mann Educators Corp. 268,028 8,968,217
Leisure Products — 1.0%
Johnson Outdoors, Inc., Class
a
A 137,470 7,222,674
Machinery — 9.9%
Alamo Group, Inc. 44,806 8,230,862
Douglas Dynamics, Inc. 253,954 6,938,023
Franklin Electric Co., Inc. 79,490 7,074,610
Hillenbrand, Inc. 158,690 6,147,651
Hyster-Yale Materials Handling,
Inc. 168,335 8,024,529
Kadant, Inc. 34,976 9,115,445
Lindsay Corp. 61,918 7,387,437
Standex International Corp. 50,060 6,699,029
Trinity Industries, Inc. 306,654 7,654,084
Watts Water Technologies, Inc.,
Class
a
A 40,739 7,842,665
75,114,335
Marine Transportation — 1.1%
Matson, Inc. 87,484 8,378,343
Media — 0.8%
John Wiley & Sons, Inc., Class
a
A 206,857 6,249,150
Metals & Mining — 2.8%
Kaiser Aluminum Corp. 101,240 5,920,515
Materion Corp. 70,677 7,994,276
Worthington Industries, Inc. 102,153 7,324,370
21,239,161
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Arbor Realty Trust, Inc.(a) 481,641 6,010,880
Multi-Utilities — 3.0%
Avista Corp. 230,864 7,837,833
Black Hills Corp. 139,786 7,211,560
Northwestern Energy Group,
Inc. 152,437 7,669,105
22,718,498
Personal Care Products — 0.7%
Nu Skin Enterprises, Inc.,
Class
a
A 321,778 5,476,662
Professional Services — 2.9%
CSG Systems International, Inc. 141,526 6,961,664
Exponent, Inc. 85,529 6,582,312
Insperity, Inc. 75,876 8,630,895
22,174,871
Investments Shares Value
Common Stocks (continued)
Real Estate Management & Development — 0.7%
Kennedy-Wilson Holdings, Inc. 481,329 $ 5,463,084
Retail REITs — 1.0%
Getty Realty Corp., REIT 256,049 7,535,522
Semiconductors & Semiconductor Equipment — 0.9%
Power Integrations, Inc. 91,506 6,991,973
Tobacco — 1.2%
Universal Corp. 161,427 9,081,883
Trading Companies & Distributors — 3.0%
Applied Industrial Technologies,
Inc. 49,810 7,973,087
GATX Corp. 65,068 7,092,412
McGrath RentCorp 76,057 7,734,236
22,799,735
Water Utilities — 4.8%
American States Water Co. 91,291 7,294,151
Artesian Resources Corp.,
Class
a
A 166,528 7,002,502
California Water Service Group 153,005 7,737,463
Middlesex Water Co. 102,167 6,528,471
SJW Group 116,886 7,672,397
36,234,984
Wireless Telecommunication Services — 0.9%
Telephone and Data Systems,
Inc. 357,690 7,046,493
Total Common Stocks
(Cost $759,596,733)
754,106,726
Securities Lending Reinvestments (b) — 0.8%
Investment Companies — 0.8%
Invesco Government & Agency Portfolio,
Institutional Class 5.28% (c)
(Cost $5,883,863) 5,883,863 5,883,863

See accompanying notes to the financial statements.
NOVEMBER 30, 2023 (UNAUDITED) :: RUSSELL 2000 DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
59
SMDV
::
Investments
Principal
Amount Value
Short-Term Investments — 0.1%
Repurchase Agreements (d) — 0.1%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $577,181
(Cost $577,096) $ 577,096 $ 577,096
Total Investments — 100.6%
(Cost $766,057,692) 760,567,685
Liabilities in excess of other assets — (0.6%) (4,255,334)
Net Assets — 100.0% $ 756,312,351
(a) The security or a portion of this security is on loan at November
30, 2023. The total value of securities on loan at November 30,
2023 was $5,877,057, collateralized in the form of cash with a value of $5,883,863 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at November 30, 2023. The total value of
securities purchased was $5,883,863.
(c) Rate shown is the 7-day yield as of November 30, 2023.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 86,811,948
Aggregate gross unrealized depreciation (93,466,930)
Net unrealized depreciation $ (6,654,982)
Federal income tax cost $ 767,222,667

RUSSELL U.S. DIVIDEND GROWERS ETF :: NOVEMBER 30, 2023 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
60
TMDV
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 99.7%
Banks — 3.4%
Commerce Bancshares, Inc. 2,910 $ 147,159
United Bankshares, Inc. 4,750 157,272
304,431
Beverages — 4.5%
Brown-Forman Corp., Class B 2,161 126,937
Coca-Cola Co. (The) 2,388 139,555
PepsiCo, Inc. 803 135,137
401,629
Building Products — 1.7%
Carlisle Cos., Inc. 543 152,262
Capital Markets — 4.6%
Franklin Resources, Inc. 5,339 132,407
S&P Global, Inc. 365 151,778
T. Rowe Price Group, Inc. 1,274 127,566
411,751
Chemicals — 9.5%
Air Products and Chemicals,
Inc. 483 130,675
HB Fuller Co. 1,968 148,938
PPG Industries, Inc. 1,008 143,126
RPM International, Inc. 1,433 147,499
Sherwin-Williams Co. (The) 526 146,649
Stepan Co. 1,637 135,167
852,054
Commercial Services & Supplies — 3.0%
ABM Industries, Inc. 3,144 128,873
MSA Safety, Inc. 782 136,177
265,050
Consumer Staples Distribution & Retail — 6.1%
Sysco Corp. 2,050 147,949
Target Corp. 1,129 151,071
Walgreens Boots Alliance, Inc. 5,642 112,501
Walmart, Inc. 878 136,696
548,217
Containers & Packaging — 1.5%
Sonoco Products Co. 2,486 137,128
Distributors — 1.4%
Genuine Parts Co. 931 123,618
Electrical Equipment — 1.4%
Emerson Electric Co. 1,455 129,349
Food Products — 5.6%
Archer-Daniels-Midland Co. 1,800 132,714
Hormel Foods Corp. 3,701 113,214
Lancaster Colony Corp. 865 143,503
Investments Shares Value
Common Stocks (continued)
McCormick & Co., Inc.
(Non-Voting) 1,738 $ 112,674
502,105
Gas Utilities — 5.9%
Atmos Energy Corp. 1,232 140,214
National Fuel Gas Co. 2,659 135,051
Northwest Natural Holding Co. 3,636 133,150
UGI Corp. 5,672 124,727
533,142
Health Care Equipment & Supplies — 4.5%
Abbott Laboratories 1,388 144,756
Becton Dickinson & Co. 512 120,924
Medtronic plc 1,752 138,881
404,561
Health Care REITs — 1.4%
Universal Health Realty Income
Trust, REIT 3,064 122,162
Hotels, Restaurants & Leisure — 1.6%
McDonald's Corp. 508 143,175
Household Durables — 1.3%
Leggett & Platt, Inc. 5,065 115,836
Household Products — 6.3%
Clorox Co. (The) 915 131,165
Colgate-Palmolive Co. 1,942 152,971
Kimberly-Clark Corp. 1,109 137,217
Procter & Gamble Co. (The) 927 142,313
563,666
Industrial Conglomerates — 1.5%
3M Co. 1,339 132,653
Insurance — 6.7%
Aflac, Inc. 1,914 158,307
Cincinnati Financial Corp. 1,351 138,869
Old Republic International Corp. 5,222 153,057
RLI Corp. 1,086 147,262
597,495
Machinery — 6.1%
Dover Corp. 964 136,078
Illinois Tool Works, Inc. 577 139,755
Nordson Corp. 585 137,674
Stanley Black & Decker, Inc. 1,514 137,623
551,130
Metals & Mining — 1.6%
Nucor Corp. 830 141,075
Multi-Utilities — 3.1%
Black Hills Corp. 2,598 134,031

See accompanying notes to the financial statements.
NOVEMBER 30, 2023 (UNAUDITED) :: RUSSELL U.S. DIVIDEND GROWERS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
61
TMDV
::
Investments Shares Value
Common Stocks (continued)
Consolidated Edison, Inc. 1,604 $ 144,536
278,567
Oil, Gas & Consumable Fuels — 1.4%
Chevron Corp. 888 127,517
Pharmaceuticals — 1.5%
Johnson & Johnson 883 136,565
Professional Services — 1.4%
Automatic Data Processing, Inc. 560 128,755
Retail REITs — 1.6%
Federal Realty Investment Trust,
REIT 1,457 139,275
Specialty Retail — 1.4%
Lowe's Cos., Inc. 619 123,076
Tobacco — 1.9%
Universal Corp. 2,999 168,725
Trading Companies & Distributors — 1.7%
WW Grainger, Inc. 199 156,452
Water Utilities — 6.1%
American States Water Co. 1,696 135,511
California Water Service Group 2,844 143,821
Middlesex Water Co. 1,899 121,346
SJW Group 2,174 142,701
543,379
Total Common Stocks
(Cost $9,540,194)
8,934,800
Principal
Amount
Short-Term Investments — 0.1%
Repurchase Agreements (a) — 0.1%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $8,141
(Cost $8,139) $ 8,139 8,139
Total Investments — 99.8%
(Cost $9,548,333) 8,942,939
Other assets less liabilities — 0.2% 22,026
Net Assets — 100.0% $ 8,964,965
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 726,241
Aggregate gross unrealized depreciation (1,343,464)
Net unrealized depreciation $ (617,223)
Federal income tax cost $ 9,560,162

S&P 500
®
BOND ETF :: NOVEMBER 30, 2023 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
62
SPXB
::
See accompanying notes to the financial statements.
refresh
Investments
Principal
Amount Value
Corporate Bonds — 98.2%
Aerospace & Defense — 3.9%
Boeing Co. (The)
5.71%, 5/1/2040 $ 150,000 $ 147,685
5.81%, 5/1/2050 20,000 19,502
5.93%, 5/1/2060 43,000 41,735
L3Harris Technologies, Inc.
5.40%, 7/31/2033 36,000 35,856
Lockheed Martin Corp.
5.90%, 11/15/2063 43,000 46,306
Northrop Grumman Corp.
3.25%, 1/15/2028 15,000 14,030
4.70%, 3/15/2033 30,000 29,034
RTX Corp.
3.95%, 8/16/2025 53,000 51,684
4.50%, 6/1/2042 56,000 48,083
433,915
Automobiles — 1.5%
General Motors Co.
6.13%, 10/1/2025 74,000 74,340
6.60%, 4/1/2036 66,000 67,594
5.95%, 4/1/2049 (a) 24,000 21,952
163,886
Banks — 7.1%
Bank of America Corp.
4.00%, 1/22/2025 2,000 1,961
4.25%, 10/22/2026 93,000 89,778
Series L, 4.18%,
11/25/2027 25,000 23,808
5.00%, 1/21/2044 73,000 67,839
Citigroup, Inc.
3.70%, 1/12/2026 30,000 28,998
3.40%, 5/1/2026 97,000 92,557
3.20%, 10/21/2026 29,000 27,329
8.13%, 7/15/2039 31,000 38,110
Discover Bank
4.65%, 9/13/2028 20,000 18,221
JPMorgan Chase & Co.
3.90%, 7/15/2025 79,000 77,289
2.95%, 10/1/2026 22,000 20,793
4.13%, 12/15/2026 50,000 48,380
KeyBank NA
4.15%, 8/8/2025 40,000 38,168
Manufacturers & Traders Trust Co.
4.70%, 1/27/2028 30,000 28,181
PNC Financial Services Group, Inc. (The)
2.55%, 1/22/2030 37,000 31,297
Wells Fargo & Co.
3.00%, 2/19/2025 2,000 1,940
3.55%, 9/29/2025 27,000 26,093
3.00%, 4/22/2026 2,000 1,892
3.00%, 10/23/2026 141,000 132,019
794,653
Investments
Principal
Amount Value
Corporate Bonds (continued)
Beverages — 0.3%
Keurig Dr Pepper, Inc.
4.50%, 4/15/2052 $ 10,000 $ 8,363
Molson Coors Beverage Co.
4.20%, 7/15/2046 32,000 25,364
33,727
Biotechnology — 4.6%
AbbVie, Inc.
3.60%, 5/14/2025 2,000 1,952
3.20%, 5/14/2026 80,000 76,638
4.70%, 5/14/2045 127,000 114,613
4.88%, 11/14/2048 11,000 10,197
4.25%, 11/21/2049 32,000 26,931
Amgen, Inc.
5.51%, 3/2/2026 50,000 49,969
2.20%, 2/21/2027 49,000 44,968
3.35%, 2/22/2032 65,000 57,010
5.25%, 3/2/2033 70,000 69,335
Biogen, Inc.
2.25%, 5/1/2030 42,000 34,550
Gilead Sciences, Inc.
3.65%, 3/1/2026 20,000 19,349
2.80%, 10/1/2050 3,000 1,912
507,424
Broadline Retail — 2.6%
Amazon.com, Inc.
4.60%, 12/1/2025 136,000 135,231
5.20%, 12/3/2025 42,000 42,196
4.95%, 12/5/2044 67,000 66,031
2.50%, 6/3/2050 36,000 22,479
4.10%, 4/13/2062 27,000 22,030
287,967
Building Products — 0.4%
Carrier Global Corp.
3.58%, 4/5/2050 63,000 44,768
Capital Markets — 4.2%
Charles Schwab Corp. (The)
2.45%, 3/3/2027 24,000 21,794
Goldman Sachs Group, Inc. (The)
3.85%, 1/26/2027 67,000 64,364
3.80%, 3/15/2030 125,000 113,254
6.75%, 10/1/2037 31,000 32,555
Morgan Stanley
3.13%, 7/27/2026 100,000 94,526
(US Treasury Yield
Curve Rate T Note
Constant Maturity 5
Year + 2.43%), 5.95%,
1/19/2038 (b) 93,000 90,032
Nasdaq, Inc.
5.35%, 6/28/2028 21,000 21,082

See accompanying notes to the financial statements.
NOVEMBER 30, 2023 (UNAUDITED) :: S&P 500
®
BOND ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
63
SPXB
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
6.10%, 6/28/2063 $ 32,000 $ 32,586
470,193
Chemicals — 0.5%
Celanese US Holdings LLC
6.35%, 11/15/2028 20,000 20,430
6.33%, 7/15/2029 22,000 22,398
DuPont de Nemours, Inc.
4.73%, 11/15/2028 10,000 9,873
52,701
Consumer Finance — 1.5%
American Express Co.
2.55%, 3/4/2027 74,000 68,116
5.85%, 11/5/2027 4,000 4,108
Capital One Financial Corp.
3.75%, 7/28/2026 30,000 28,150
Caterpillar Financial Services Corp.
4.35%, 5/15/2026 30,000 29,601
John Deere Capital Corp.
4.75%, 1/20/2028 40,000 39,804
169,779
Consumer Staples Distribution & Retail — 1.7%
Costco Wholesale Corp.
1.60%, 4/20/2030 72,000 59,872
Target Corp.
4.50%, 9/15/2032 13,000 12,568
4.80%, 1/15/2053 10,000 9,166
Walgreens Boots Alliance, Inc.
4.10%, 4/15/2050 45,000 29,125
Walmart, Inc.
4.15%, 9/9/2032 63,000 60,846
4.50%, 9/9/2052 25,000 22,723
194,300
Diversified Telecommunication Services — 7.4%
AT&T, Inc.
4.30%, 2/15/2030 3,000 2,842
2.75%, 6/1/2031 266,000 223,722
3.50%, 9/15/2053 233,000 154,884
Sprint Capital Corp.
6.88%, 11/15/2028 62,000 65,635
Verizon Communications, Inc.
1.45%, 3/20/2026 2,000 1,838
4.13%, 3/16/2027 3,000 2,913
2.10%, 3/22/2028 36,000 31,852
4.33%, 9/21/2028 187,000 180,519
4.02%, 12/3/2029 2,000 1,878
4.86%, 8/21/2046 100,000 89,221
3.55%, 3/22/2051 2,000 1,438
2.99%, 10/30/2056 4,000 2,456
3.70%, 3/22/2061 83,000 58,675
817,873
Investments
Principal
Amount Value
Corporate Bonds (continued)
Electric Utilities — 4.1%
Duke Energy Corp.
4.50%, 8/15/2032 $ 50,000 $ 46,599
Eversource Energy
5.45%, 3/1/2028 34,000 34,030
Exelon Corp.
4.05%, 4/15/2030 50,000 46,369
NextEra Energy Capital Holdings, Inc.
4.90%, 2/28/2028 21,000 20,690
2.25%, 6/1/2030 35,000 28,842
5.25%, 2/28/2053 46,000 41,832
Pacific Gas and Electric Co.
4.50%, 7/1/2040 25,000 19,815
3.50%, 8/1/2050 161,000 101,447
PacifiCorp
5.50%, 5/15/2054 23,000 19,962
Public Service Co. of Colorado
5.25%, 4/1/2053 50,000 46,102
Southern Co. (The)
5.20%, 6/15/2033 56,000 54,968
460,656
Energy Equipment & Services — 0.3%
Halliburton Co.
2.92%, 3/1/2030 1,000 876
5.00%, 11/15/2045 30,000 27,430
28,306
Entertainment — 3.1%
Netflix, Inc.
5.88%, 2/15/2025 50,000 50,188
Walt Disney Co. (The)
3.80%, 3/22/2030 84,000 78,957
2.65%, 1/13/2031 8,000 6,873
3.60%, 1/13/2051 (a) 41,000 30,905
Warnermedia Holdings, Inc.
5.14%, 3/15/2052 223,000 178,191
345,114
Financial Services — 1.3%
Corebridge Financial, Inc.
4.40%, 4/5/2052 36,000 28,078
Fiserv, Inc.
4.40%, 7/1/2049 85,000 69,967
PayPal Holdings, Inc.
1.65%, 6/1/2025 31,000 29,357
Visa, Inc.
4.15%, 12/14/2035 16,000 15,043
142,445
Food Products — 1.3%
Conagra Brands, Inc.
5.40%, 11/1/2048 29,000 25,871
J M Smucker Co. (The)
6.20%, 11/15/2033 50,000 52,131

See accompanying notes to the financial statements.
S&P 500
®
BOND ETF :: NOVEMBER 30, 2023 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
64
SPXB
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Kraft Heinz Foods Co.
3.00%, 6/1/2026 $ 26,000 $ 24,692
4.38%, 6/1/2046 50,000 40,766
143,460
Ground Transportation — 0.5%
Union Pacific Corp.
2.80%, 2/14/2032 68,000 57,548
Health Care Equipment & Supplies — 1.4%
Abbott Laboratories
4.90%, 11/30/2046 29,000 28,002
Baxter International, Inc.
1.92%, 2/1/2027 25,000 22,498
GE HealthCare Technologies, Inc.
6.38%, 11/22/2052 40,000 42,974
Medtronic Global Holdings SCA
4.50%, 3/30/2033 61,000 58,613
152,087
Health Care Providers & Services — 8.3%
Cigna Group (The)
4.13%, 11/15/2025 25,000 24,417
4.90%, 12/15/2048 105,000 93,027
CVS Health Corp.
4.30%, 3/25/2028 99,000 95,784
4.78%, 3/25/2038 1,000 898
5.05%, 3/25/2048 54,000 47,325
5.88%, 6/1/2053 88,000 86,122
6.00%, 6/1/2063 31,000 30,425
Elevance Health, Inc.
5.13%, 2/15/2053 63,000 58,602
HCA, Inc.
5.25%, 4/15/2025 168,000 166,679
5.25%, 6/15/2049 48,000 41,676
3.50%, 7/15/2051 50,000 32,758
Humana, Inc.
1.35%, 2/3/2027 50,000 44,407
UnitedHealth Group, Inc.
3.75%, 7/15/2025 125,000 122,369
5.25%, 2/15/2028 4,000 4,076
4.00%, 5/15/2029 45,000 43,138
5.35%, 2/15/2033 32,000 32,658
924,361
Hotels, Restaurants & Leisure — 1.2%
Booking Holdings, Inc.
4.63%, 4/13/2030 38,000 37,090
Marriott International, Inc.
Series GG, 3.50%,
10/15/2032 55,000 46,728
Starbucks Corp.
2.55%, 11/15/2030 53,000 45,263
129,081
Investments
Principal
Amount Value
Corporate Bonds (continued)
Industrial Conglomerates — 0.5%
3M Co.
2.88%, 10/15/2027 $ 25,000 $ 23,123
Honeywell International, Inc.
4.50%, 1/15/2034 38,000 36,473
59,596
Industrial REITs — 0.4%
Prologis LP
REIT, 4.75%, 6/15/2033 49,000 46,750
Insurance — 0.9%
Berkshire Hathaway Finance Corp.
4.20%, 8/15/2048 26,000 22,373
4.25%, 1/15/2049 20,000 17,261
Marsh & McLennan Cos., Inc.
4.38%, 3/15/2029 38,000 36,966
MetLife, Inc.
4.55%, 3/23/2030 27,000 26,364
102,964
Interactive Media & Services — 1.7%
Alphabet, Inc.
1.10%, 8/15/2030 50,000 40,190
1.90%, 8/15/2040 69,000 45,527
Meta Platforms, Inc.
5.60%, 5/15/2053 107,000 108,559
194,276
IT Services — 1.2%
International Business Machines Corp.
3.50%, 5/15/2029 137,000 127,689
4.25%, 5/15/2049 1,000 823
128,512
Life Sciences Tools & Services — 0.4%
Thermo Fisher Scientific, Inc.
2.00%, 10/15/2031 50,000 40,472
Media — 2.9%
Comcast Corp.
3.95%, 10/15/2025 8,000 7,830
4.15%, 10/15/2028 5,000 4,834
4.55%, 1/15/2029 30,000 29,461
2.65%, 2/1/2030 32,000 27,980
1.50%, 2/15/2031 164,000 129,220
5.35%, 5/15/2053 48,000 46,469
Discovery Communications LLC
3.63%, 5/15/2030 7,000 6,184
Fox Corp.
4.71%, 1/25/2029 29,000 28,257
Paramount Global
4.20%, 5/19/2032 45,000 38,192
318,427

See accompanying notes to the financial statements.
NOVEMBER 30, 2023 (UNAUDITED) :: S&P 500
®
BOND ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
65
SPXB
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Multi-Utilities — 0.2%
Dominion Energy, Inc.
5.38%, 11/15/2032 $ 23,000 $ 22,704
Oil, Gas & Consumable Fuels — 3.8%
Chevron Corp.
1.55%, 5/11/2025 57,000 54,241
ConocoPhillips Co.
5.55%, 3/15/2054 3,000 2,990
Diamondback Energy, Inc.
4.25%, 3/15/2052 45,000 33,907
Exxon Mobil Corp.
2.99%, 3/19/2025 20,000 19,460
2.61%, 10/15/2030 67,000 58,311
4.23%, 3/19/2040 26,000 23,120
4.33%, 3/19/2050 10,000 8,611
MPLX LP
4.00%, 3/15/2028 41,000 38,657
ONEOK, Inc.
6.05%, 9/1/2033 53,000 53,936
Pioneer Natural Resources Co.
5.10%, 3/29/2026 28,000 27,926
Targa Resources Partners LP
4.00%, 1/15/2032 50,000 43,499
Western Midstream Operating LP
4.05%, 2/1/2030 (c) 30,000 27,221
Williams Cos., Inc. (The)
5.40%, 3/2/2026 35,000 34,966
426,845
Passenger Airlines — 0.1%
Southwest Airlines Co.
5.13%, 6/15/2027 12,000 11,857
Personal Care Products — 0.4%
Kenvue , Inc.
5.05%, 3/22/2028 42,000 42,271
Pharmaceuticals — 6.4%
Bristol-Myers Squibb Co.
3.40%, 7/26/2029 95,000 88,144
5.90%, 11/15/2033 18,000 18,929
6.25%, 11/15/2053 50,000 54,489
Eli Lilly & Co.
5.00%, 2/27/2026 54,000 54,005
Johnson & Johnson
2.45%, 3/1/2026 45,000 42,774
Merck & Co., Inc.
2.15%, 12/10/2031 165,000 135,607
2.75%, 12/10/2051 20,000 12,773
Pfizer Investment Enterprises Pte. Ltd.
4.45%, 5/19/2026 232,000 229,399
4.75%, 5/19/2033 37,000 35,967
Investments
Principal
Amount Value
Corporate Bonds (continued)
Utah Acquisition Sub, Inc.
3.95%, 6/15/2026 $ 38,000 $ 36,215
708,302
Semiconductors & Semiconductor Equipment — 3.2%
Broadcom Corp.
3.88%, 1/15/2027 123,000 118,243
Broadcom, Inc.
4.15%, 11/15/2030 3,000 2,781
4.30%, 11/15/2032 2,000 1,836
Intel Corp.
4.88%, 2/10/2028 33,000 33,000
5.05%, 8/5/2062 52,000 47,951
5.90%, 2/10/2063 59,000 61,710
Micron Technology, Inc.
6.75%, 11/1/2029 26,000 27,251
NVIDIA Corp.
2.85%, 4/1/2030 71,000 63,739
356,511
Software — 7.0%
Intuit, Inc.
5.50%, 9/15/2053 49,000 50,279
Microsoft Corp.
3.30%, 2/6/2027 92,000 88,527
3.50%, 2/12/2035 13,000 11,864
2.53%, 6/1/2050 45,000 28,926
2.68%, 6/1/2060 100,000 62,907
3.04%, 3/17/2062 81,000 55,056
Oracle Corp.
5.80%, 11/10/2025 97,000 97,755
1.65%, 3/25/2026 145,000 133,602
2.80%, 4/1/2027 49,000 45,496
2.95%, 4/1/2030 2,000 1,752
6.25%, 11/9/2032 33,000 34,724
3.60%, 4/1/2040 2,000 1,520
3.65%, 3/25/2041 130,000 98,372
4.00%, 7/15/2046 2,000 1,517
Salesforce, Inc.
2.90%, 7/15/2051 100,000 66,345
778,642
Specialized REITs — 1.1%
American Tower Corp.
REIT, 3.80%, 8/15/2029 41,000 37,634
Crown Castle, Inc.
REIT, 3.80%, 2/15/2028 48,000 44,672
Equinix, Inc.
REIT, 3.20%, 11/18/2029 39,000 34,444
116,750
Specialty Retail — 2.1%
Home Depot, Inc. (The)
4.50%, 9/15/2032 109,000 106,726
5.88%, 12/16/2036 2,000 2,135
2.38%, 3/15/2051 22,000 12,794

See accompanying notes to the financial statements.
S&P 500
®
BOND ETF :: NOVEMBER 30, 2023 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
66
SPXB
::
Investments
Principal
Amount Value
Corporate Bonds (continued)
Lowe's Cos., Inc.
4.50%, 4/15/2030 $ 14,000 $ 13,494
5.63%, 4/15/2053 100,000 97,370
232,519
Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.
1.13%, 5/11/2025 25,000 23,670
3.25%, 2/23/2026 12,000 11,609
3.35%, 2/9/2027 95,000 91,291
1.20%, 2/8/2028 130,000 113,294
2.38%, 2/8/2041 62,000 43,604
3.45%, 2/9/2045 50,000 39,649
4.65%, 2/23/2046 6,000 5,665
2.65%, 2/8/2051 109,000 70,729
Hewlett Packard Enterprise Co.
6.35%, 10/15/2045 (c) 22,000 22,416
HP, Inc.
5.50%, 1/15/2033 30,000 29,785
451,712
Textiles, Apparel & Luxury Goods — 0.3%
Tapestry, Inc.
7.85%, 11/27/2033 38,000 38,546
Tobacco — 2.0%
Altria Group, Inc.
5.80%, 2/14/2039 136,000 133,656
Philip Morris International, Inc.
5.13%, 11/17/2027 83,000 83,055
216,711
Wireless Telecommunication Services — 2.3%
T-Mobile USA, Inc.
3.50%, 4/15/2025 2,000 1,945
4.75%, 2/1/2028 20,000 19,605
4.80%, 7/15/2028 25,000 24,626
3.38%, 4/15/2029 32,000 29,005
5.05%, 7/15/2033 61,000 59,105
5.75%, 1/15/2034 100,000 101,731
4.50%, 4/15/2050 20,000 16,635
3.40%, 10/15/2052 12,000 8,083
260,735
Total Corporate Bonds
(Cost $11,673,314) 10,909,346
Shares
Securities Lending Reinvestments (d) — 0.4%
Investment Companies — 0.4%
Invesco Government & Agency Portfolio,
Institutional Class 5.28% (e)
(Cost $46,395) 46,395 46,395
Investments
Principal
Amount Value
Short-Term Investments — 0.8%
Repurchase Agreements (f) — 0.8%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $90,029
(Cost $90,015) $ 90,015 $ 90,015
Total Investments — 99.4%
(Cost $11,809,724) 11,045,756
Other assets less liabilities — 0.6% 70,152
Net Assets — 100.0% $ 11,115,908
(a) The security or a portion of this security is on loan at November
30, 2023. The total value of securities on loan at November
30, 2023 was $44,515, collateralized in the form of cash with a value of $46,395 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of
November 30, 2023.
(c) Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of November 30, 2023.
(d) The security was purchased with cash collateral held from securities on loan at November 30, 2023. The total value of
securities purchased was $46,395.
(e) Rate shown is the 7-day yield as of November 30, 2023.
(f) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
SCA Limited partnership with share capital
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 65,352
Aggregate gross unrealized depreciation (829,320)
Net unrealized depreciation $ (763,968)
Federal income tax cost $ 11,809,724

NOVEMBER 30, 2023 (UNAUDITED) :: S&P 500
®
DIVIDEND ARISTOCRATS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
67
NOBL
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 99.6%
Aerospace & Defense — 1.5%
General Dynamics Corp. 679,646 $ 167,852,173
Air Freight & Logistics — 2.9%
CH Robinson Worldwide, Inc. 1,890,844 155,143,750
Expeditors International of
Washington, Inc. 1,411,641 169,876,878
325,020,628
Beverages — 4.4%
Brown-Forman Corp., Class B 2,810,257 165,074,496
Coca-Cola Co. (The) 2,846,115 166,326,961
PepsiCo, Inc. 976,371 164,313,475
495,714,932
Biotechnology — 1.4%
AbbVie, Inc. 1,082,345 154,115,105
Building Products — 1.6%
A O Smith Corp. 2,376,324 179,079,777
Capital Markets — 4.7%
Franklin Resources, Inc. 7,019,417 174,081,542
S&P Global, Inc. 455,222 189,294,964
T. Rowe Price Group, Inc. 1,650,940 165,308,622
528,685,128
Chemicals — 9.2%
Air Products and Chemicals,
Inc. 571,197 154,537,348
Albemarle Corp. 1,137,301 137,920,492
Ecolab, Inc. 988,193 189,466,244
Linde plc 431,187 178,412,245
PPG Industries, Inc. 1,289,039 183,030,648
Sherwin-Williams Co. (The) 673,920 187,888,896
1,031,255,873
Commercial Services & Supplies — 1.5%
Cintas Corp. 313,070 173,205,978
Consumer Staples Distribution & Retail — 5.9%
Sysco Corp. 2,424,341 174,964,690
Target Corp. 1,457,100 194,974,551
Walgreens Boots Alliance, Inc. 7,408,538 147,726,248
Walmart, Inc. 970,034 151,024,593
668,690,082
Containers & Packaging — 1.5%
Amcor plc 18,349,717 173,955,317
Distributors — 1.5%
Genuine Parts Co. 1,229,586 163,264,429
Investments Shares Value
Common Stocks (continued)
Electric Utilities — 1.5%
NextEra Energy, Inc. 2,872,966 $ 168,097,241
Electrical Equipment — 1.4%
Emerson Electric Co. 1,745,185 155,146,947
Food Products — 5.7%
Archer-Daniels-Midland Co. 2,279,520 168,069,010
Hormel Foods Corp. 5,115,711 156,489,599
J M Smucker Co. (The) 1,407,248 154,417,323
McCormick & Co., Inc.
(Non-Voting) 2,541,865 164,789,108
643,765,040
Gas Utilities — 1.5%
Atmos Energy Corp. 1,457,240 165,848,484
Health Care Equipment & Supplies — 4.4%
Abbott Laboratories 1,670,269 174,192,354
Becton Dickinson & Co. 610,926 144,288,503
Medtronic plc 2,200,642 174,444,891
492,925,748
Health Care Providers & Services — 1.6%
Cardinal Health, Inc. 1,695,121 181,513,557
Hotels, Restaurants & Leisure — 1.5%
McDonald's Corp. 615,534 173,482,103
Household Products — 7.5%
Church & Dwight Co., Inc. 1,729,176 167,090,277
Clorox Co. (The) 1,302,073 186,652,164
Colgate-Palmolive Co. 2,174,053 171,250,155
Kimberly-Clark Corp. 1,314,177 162,603,120
Procter & Gamble Co. (The) 1,056,427 162,182,673
849,778,389
Industrial Conglomerates — 1.5%
3M Co. 1,756,616 174,027,947
Insurance — 6.0%
Aflac, Inc. 2,037,013 168,481,345
Brown & Brown, Inc. 2,271,997 169,809,056
Chubb Ltd. 748,947 171,830,910
Cincinnati Financial Corp. 1,586,438 163,069,962
673,191,273
IT Services — 1.6%
International Business Machines
Corp. 1,149,270 182,228,251
Life Sciences Tools & Services — 1.3%
West Pharmaceutical Services,
Inc. 428,319 150,237,172

See accompanying notes to the financial statements.
S&P 500
®
DIVIDEND ARISTOCRATS ETF :: NOVEMBER 30, 2023 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
68
NOBL
::
Investments Shares Value
Common Stocks (continued)
Machinery — 9.1%
Caterpillar, Inc. 634,573 $ 159,100,143
Dover Corp. 1,196,689 168,924,619
Illinois Tool Works, Inc. 709,935 171,953,356
Nordson Corp. 740,440 174,255,150
Pentair plc 2,662,819 171,858,338
Stanley Black & Decker, Inc. 1,995,189 181,362,680
1,027,454,286
Metals & Mining — 1.6%
Nucor Corp. 1,076,024 182,891,799
Multi-Utilities — 1.4%
Consolidated Edison, Inc. 1,800,135 162,210,165
Oil, Gas & Consumable Fuels — 2.6%
Chevron Corp. 1,010,903 145,165,671
Exxon Mobil Corp. 1,461,001 150,103,243
295,268,914
Personal Care Products — 1.4%
Kenvue, Inc. 7,925,826 162,003,883
Pharmaceuticals — 1.4%
Johnson & Johnson 1,047,134 161,949,744
Professional Services — 1.3%
Automatic Data Processing, Inc. 658,681 151,443,936
Residential REITs — 1.4%
Essex Property Trust, Inc., REIT 737,579 157,443,613
Retail REITs — 3.1%
Federal Realty Investment Trust,
REIT 1,806,916 172,723,100
Realty Income Corp., REIT 3,192,699 172,278,038
345,001,138
Software — 1.6%
Roper Technologies, Inc. 328,171 176,638,041
Specialty Retail — 1.5%
Lowe's Cos., Inc. 850,289 169,062,962
Trading Companies & Distributors — 1.6%
WW Grainger, Inc. 230,604 181,298,559
Total Common Stocks
(Cost $10,651,060,877)
11,243,748,614
Investments
Principal
Amount Value
Short-Term Investments — 0.1%
Repurchase Agreements (a) — 0.1%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $6,894,449
(Cost $6,893,435) $ 6,893,435 $ 6,893,435
Total Investments — 99.7%
(Cost $10,657,954,312) 11,250,642,049
Other assets less liabilities — 0.3% 28,438,147
Net Assets — 100.0% $ 11,279,080,196
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,448,033,016
Aggregate gross unrealized depreciation (871,807,119)
Net unrealized appreciation $ 576,225,897
Federal income tax cost $ 10,674,416,152

NOVEMBER 30, 2023 (UNAUDITED) :: S&P 500
®
EX-ENERGY ETF
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
69
SPXE
::
See accompanying notes to the financial statements.
Percentage
of Net
Assets Shares Value
Common Stocks — 99.8%
Abbott Laboratories
(Health Care
Equipment & Supplies) 0.5% 1,818 $ 189,599
AbbVie, Inc.
(Biotechnology) 0.7% 1,849 263,279
Accenture plc, Class A (IT
Services) 0.6% 661 220,206
Adobe, Inc.* (Software) 0.8% 477 291,452
Advanced Micro Devices,
Inc.* (Semiconductors
& Semiconductor
Equipment) 0.5% 1,693 205,124
Alphabet, Inc., Class A*
(Interactive Media &
Services) 2.1% 6,217 823,939
Alphabet, Inc., Class C*
(Interactive Media &
Services) 1.8% 5,288 708,169
Amazon.com, Inc.*
(Broadline Retail) 3.6% 9,513 1,389,754
Amgen, Inc.
(Biotechnology) 0.4% 560 150,998
Apple, Inc. (Technology
Hardware, Storage &
Peripherals) 7.6% 15,396 2,924,470
Bank of America Corp.
(Banks) 0.6% 7,244 220,870
Berkshire Hathaway, Inc.,
Class B* (Financial
Services) 1.8% 1,910 687,600
Broadcom, Inc.
(Semiconductors
& Semiconductor
Equipment) 1.1% 459 424,910
Cisco Systems, Inc.
(Communications
Equipment) 0.5% 4,270 206,582
Coca-Cola Co. (The)
(Beverages) 0.6% 4,077 238,260
Comcast Corp., Class A
(Media) 0.5% 4,312 180,630
Costco Wholesale Corp.
(Consumer Staples
Distribution & Retail) 0.7% 465 275,624
Danaher Corp. (Life
Sciences Tools &
Services) 0.4% 688 153,637
Eli Lilly & Co.
(Pharmaceuticals) 1.3% 835 493,518
Home Depot, Inc. (The)
(Specialty Retail) 0.9% 1,054 330,418
Intel Corp.
(Semiconductors
& Semiconductor
Equipment) 0.5% 4,388 196,144
International Business
Machines Corp. (IT
Services) 0.4% 954 151,266
Intuit, Inc. (Software) 0.4% 293 167,438
Johnson & Johnson
(Pharmaceuticals) 1.0% 2,523 390,207
JPMorgan Chase & Co.
(Banks) 1.2% 3,044 475,108
Percentage
of Net
Assets Shares Value
Common Stocks (continued)
Linde plc (Chemicals) 0.6% 511 $ 211,436
Mastercard, Inc., Class A
(Financial Services) 0.9% 872 360,860
McDonald's Corp.
(Hotels, Restaurants &
Leisure) 0.6% 763 215,044
Merck & Co., Inc.
(Pharmaceuticals) 0.7% 2,658 272,392
Meta Platforms, Inc.,
Class A* (Interactive
Media & Services) 2.0% 2,329 761,932
Microsoft Corp.
(Software) 7.6% 7,784 2,949,435
Netflix, Inc.*
(Entertainment) 0.6% 465 220,396
NVIDIA Corp.
(Semiconductors
& Semiconductor
Equipment) 3.1% 2,588 1,210,408
Oracle Corp. (Software) 0.5% 1,650 191,746
PepsiCo, Inc. (Beverages) 0.6% 1,443 242,842
Pfizer, Inc.
(Pharmaceuticals) 0.5% 5,916 180,261
Philip Morris
International, Inc.
(Tobacco) 0.4% 1,626 151,804
Procter & Gamble Co.
(The) (Household
Products) 1.0% 2,470 379,194
QUALCOMM, Inc.
(Semiconductors
& Semiconductor
Equipment) 0.4% 1,170 150,988
Salesforce, Inc.*
(Software) 0.7% 1,021 257,190
ServiceNow, Inc.*
(Software) 0.4% 213 146,063
Tesla, Inc.* (Automobiles) 1.8% 2,892 694,312
Texas Instruments, Inc.
(Semiconductors
& Semiconductor
Equipment) 0.4% 951 145,227
Thermo Fisher Scientific,
Inc. (Life Sciences
Tools & Services) 0.5% 404 200,287
UnitedHealth Group, Inc.
(Health Care Providers
& Services) 1.4% 971 536,934
Verizon Communications,
Inc. (Diversified
Telecommunication
Services) 0.4% 4,405 168,844
Visa, Inc., Class A
(Financial Services) 1.1% 1,684 432,249
Walmart, Inc. (Consumer
Staples Distribution &
Retail) 0.6% 1,495 232,756
Walt Disney Co. (The)*
(Entertainment) 0.5% 1,918 177,779
Wells Fargo & Co. (Banks) 0.4% 3,833 170,913
Other Common Stocks(a) 41.6% 180,047 16,051,976
Total Common Stocks
(Cost $34,741,787)
38,472,470

See accompanying notes to the financial statements.
S&P 500
®
EX-ENERGY ETF :: NOVEMBER 30, 2023 (UNAUDITED)
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
70
SPXE
::
Principal
Amount Value
Short-Term Investments — 0.1%
Repurchase Agreements (b) — 0.1%
Repurchase Agreements with various
counterparties, rates 5.10% - 5.31%,
dated 11/30/2023, due 12/1/2023,
total to be received $54,001
(Cost $53,992) $ 53,992 $ 53,992
Total Investments — 99.9%
(Cost $34,795,779) 38,526,462
Other assets less liabilities — 0.1% 51,804
Net assets — 100.0% $ 38,578,266
* Non-income producing security.
(a) The security or a portion of this security is on loan at November
30, 2023. The total value of securities on loan at November 30,
2023 was $7,242, collateralized in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00% – 5.25%, and maturity dates ranging from January 15, 2024 – February
15, 2051. The total value of collateral is $7,526.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
CME Chicago Mercantile Exchange
REIT Real Estate Investment Trust
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 6,149,857
Aggregate gross unrealized depreciation (2,493,725)
Net unrealized appreciation $ 3,656,132
Federal income tax cost $ 34,870,330
S&P 500® Ex-Energy ETF invested, as a percentage of net assets, in the following industries, as of November 30, 2023:
Aerospace & Defense 1.7%
Air Freight & Logistics 0.5%
Automobile Components 0.1%
Automobiles 2.0%
Banks 3.2%
Beverages 1.6%
Biotechnology 2.0%
Broadline Retail 3.7%
Building Products 0.4%
Capital Markets 3.0%
Chemicals 1.7%
Commercial Services & Supplies 0.6%
Communications Equipment 0.9%
Construction & Engineering 0.1%
Construction Materials 0.2%
Consumer Finance 0.5%
Consumer Staples Distribution & Retail 1.9%
Containers & Packaging 0.2%
Distributors 0.1%
Diversified Telecommunication Services 0.8%
Electric Utilities 1.6%
Electrical Equipment 0.6%
Electronic Equipment, Instruments & Components 0.6%
Entertainment 1.3%
Financial Services 4.5%
Food Products 0.9%
Gas Utilities 0.0%*
Ground Transportation 0.8%
Health Care Equipment & Supplies 2.6%
Health Care Providers & Services 3.1%
Health Care REITs 0.2%
Hotel & Resort REITs 0.0%*

See accompanying notes to the financial statements.
NOVEMBER 30, 2023 (UNAUDITED) :: S&P 500
®
EX-ENERGY ETF
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
71
SPXE
::
Hotels, Restaurants & Leisure 2.2%
Household Durables 0.4%
Household Products 1.4%
Independent Power and Renewable Electricity Producers 0.0%*
Industrial Conglomerates 0.9%
Industrial REITs 0.3%
Insurance 2.3%
Interactive Media & Services 6.0%
IT Services 1.3%
Leisure Products 0.0%*
Life Sciences Tools & Services 1.4%
Machinery 1.8%
Media 0.7%
Metals & Mining 0.4%
Multi-Utilities 0.7%
Office REITs 0.1%
Passenger Airlines 0.2%
Personal Care Products 0.2%
Pharmaceuticals 4.0%
Professional Services 0.8%
Real Estate Management & Development 0.2%
Residential REITs 0.3%
Retail REITs 0.3%
Semiconductors & Semiconductor Equipment 7.9%
Software 11.7%
Specialized REITs 1.2%
Specialty Retail 2.1%
Technology Hardware, Storage & Peripherals 7.8%
Textiles, Apparel & Luxury Goods 0.6%
Tobacco 0.6%
Trading Companies & Distributors 0.3%
Water Utilities 0.1%
Wireless Telecommunication Services 0.2%
Other
a
0.2%
100.0%
* Amount represents less than 0.05%.
a Includes any non-equity securities and net other assets (liabilities).

S&P 500
®
EX-FINANCIALS ETF :: NOVEMBER 30, 2023 (UNAUDITED)
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
72
SPXN
::
See accompanying notes to the financial statements.
Percentage
of Net
Assets Shares Value
Common Stocks — 99.8%
Abbott Laboratories
(Health Care
Equipment & Supplies) 0.6% 2,502 $ 260,934
AbbVie, Inc.
(Biotechnology) 0.8% 2,544 362,240
Accenture plc, Class A (IT
Services) 0.6% 909 302,824
Adobe, Inc.* (Software) 0.9% 657 401,434
Advanced Micro Devices,
Inc.* (Semiconductors
& Semiconductor
Equipment) 0.6% 2,329 282,182
Alphabet, Inc., Class A*
(Interactive Media &
Services) 2.4% 8,550 1,133,132
Alphabet, Inc., Class C*
(Interactive Media &
Services) 2.1% 7,273 974,000
Amazon.com, Inc.*
(Broadline Retail) 4.1% 13,084 1,911,441
Amgen, Inc.
(Biotechnology) 0.4% 770 207,623
Apple, Inc. (Technology
Hardware, Storage &
Peripherals) 8.6% 21,179 4,022,950
Broadcom, Inc.
(Semiconductors
& Semiconductor
Equipment) 1.3% 632 585,061
Chevron Corp. (Oil, Gas
& Consumable Fuels) 0.8% 2,557 367,185
Cisco Systems, Inc.
(Communications
Equipment) 0.6% 5,874 284,184
Coca-Cola Co. (The)
(Beverages) 0.7% 5,609 327,790
Comcast Corp., Class A
(Media) 0.5% 5,932 248,492
ConocoPhillips (Oil, Gas
& Consumable Fuels) 0.4% 1,725 199,358
Costco Wholesale Corp.
(Consumer Staples
Distribution & Retail) 0.8% 638 378,168
Danaher Corp. (Life
Sciences Tools &
Services) 0.5% 947 211,475
Eli Lilly & Co.
(Pharmaceuticals) 1.5% 1,149 679,105
Exxon Mobil Corp. (Oil,
Gas & Consumable
Fuels) 1.3% 5,827 598,666
General Electric
Co. (Industrial
Conglomerates) 0.4% 1,569 191,104
Home Depot, Inc. (The)
(Specialty Retail) 1.0% 1,449 454,247
Intel Corp.
(Semiconductors
& Semiconductor
Equipment) 0.6% 6,036 269,809
International Business
Machines Corp. (IT
Services) 0.4% 1,313 208,189
Percentage
of Net
Assets Shares Value
Common Stocks (continued)
Intuit, Inc. (Software) 0.5% 404 $ 230,870
Johnson & Johnson
(Pharmaceuticals) 1.1% 3,470 536,670
Linde plc (Chemicals) 0.6% 703 290,880
McDonald's Corp.
(Hotels, Restaurants &
Leisure) 0.6% 1,050 295,932
Merck & Co., Inc.
(Pharmaceuticals) 0.8% 3,657 374,769
Meta Platforms, Inc.,
Class A* (Interactive
Media & Services) 2.2% 3,202 1,047,534
Microsoft Corp.
(Software) 8.7% 10,708 4,057,368
Netflix, Inc.*
(Entertainment) 0.6% 638 302,393
NIKE, Inc., Class B
(Textiles, Apparel &
Luxury Goods) 0.4% 1,765 194,627
NVIDIA Corp.
(Semiconductors
& Semiconductor
Equipment) 3.6% 3,559 1,664,544
Oracle Corp. (Software) 0.6% 2,269 263,680
PepsiCo, Inc. (Beverages) 0.7% 1,984 333,887
Pfizer, Inc.
(Pharmaceuticals) 0.5% 8,137 247,935
Philip Morris
International, Inc.
(Tobacco) 0.4% 2,238 208,940
Procter & Gamble Co.
(The) (Household
Products) 1.1% 3,397 521,507
QUALCOMM, Inc.
(Semiconductors
& Semiconductor
Equipment) 0.4% 1,608 207,513
Salesforce, Inc.*
(Software) 0.8% 1,404 353,668
ServiceNow, Inc.*
(Software) 0.4% 294 201,607
Tesla, Inc.* (Automobiles) 2.1% 3,980 955,519
Texas Instruments, Inc.
(Semiconductors
& Semiconductor
Equipment) 0.4% 1,309 199,897
Thermo Fisher Scientific,
Inc. (Life Sciences
Tools & Services) 0.6% 556 275,642
Union Pacific
Corp. (Ground
Transportation) 0.4% 878 197,787
UnitedHealth Group, Inc.
(Health Care Providers
& Services) 1.6% 1,335 738,215
Verizon Communications,
Inc. (Diversified
Telecommunication
Services) 0.5% 6,060 232,280
Walmart, Inc. (Consumer
Staples Distribution &
Retail) 0.7% 2,056 320,099

See accompanying notes to the financial statements.
NOVEMBER 30, 2023 (UNAUDITED) :: S&P 500
®
EX-FINANCIALS ETF
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
73
SPXN
::
Percentage
of Net
Assets Shares Value
Common Stocks (continued)
Walt Disney Co. (The)*
(Entertainment) 0.5% 2,638 $ 244,516
Other Common Stocks(a) 37.1% 203,170 17,344,632
Total Common Stocks
(Cost $43,407,289)
46,704,504
Securities Lending Reinvestments (b) — 0.0% (c)
Investment Companies — 0.0% (c)
Invesco Government
& Agency Portfolio,
Institutional Class
5.28%(d)
(Cost $15) 0.0% 15 15
Principal
Amount
Short-Term Investments — 0.0% (c)
Repurchase Agreements (e) — 0.0% (c)
Repurchase Agreements with various
counterparties, rates 5.10% - 5.31%,
dated 11/30/2023, due 12/1/2023,
total to be received $18,727
(Cost $18,725) $ 18,725 18,725
Total Investments — 99.8%
(Cost $43,426,029) 46,723,244
Other assets less liabilities — 0.2% 72,881
Net assets — 100.0% $ 46,796,125
* Non-income producing security.
(a) The security or a portion of this security is on loan at November
30, 2023. The total value of securities on loan at November
30, 2023 was $9,987, collateralized in the form of cash with a value of $15 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule
of Portfolio Investments and $10,363 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.25%, and maturity dates ranging from January
15, 2024 – February 15, 2051. The total value of collateral is
$10,378.
(b) The security was purchased with cash collateral held from securities on loan at November 30, 2023. The total value of
securities purchased was $15.
(c) Represents less than 0.05% of net assets.
(d) Rate shown is the 7-day yield as of November 30, 2023.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 4,741,677
Aggregate gross unrealized depreciation (1,500,714)
Net unrealized appreciation $ 3,240,963
Federal income tax cost $ 43,482,281
S&P 500® Ex-Financials ETF invested, as a percentage of net assets, in the following industries, as of November 30, 2023:
Aerospace & Defense 1.9%
Air Freight & Logistics 0.6%
Automobile Components 0.1%
Automobiles 2.3%
Beverages 1.8%
Biotechnology 2.3%
Broadline Retail 4.2%
Building Products 0.5%
Chemicals 1.9%
Commercial Services & Supplies 0.7%
Communications Equipment 1.0%
Construction & Engineering 0.1%
Construction Materials 0.2%
Consumer Staples Distribution & Retail 2.1%
Containers & Packaging 0.3%
Distributors 0.1%
Diversified Telecommunication Services 0.9%
Electric Utilities 1.9%
Electrical Equipment 0.7%
Electronic Equipment, Instruments & Components 0.7%
Energy Equipment & Services 0.4%
Entertainment 1.5%
Food Products 1.1%
Gas Utilities 0.0%*
Ground Transportation 0.9%
Health Care Equipment & Supplies 3.0%
Health Care Providers & Services 3.5%

See accompanying notes to the financial statements.
S&P 500
®
EX-FINANCIALS ETF :: NOVEMBER 30, 2023 (UNAUDITED)
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
74
SPXN
::
Hotels, Restaurants & Leisure 2.5%
Household Durables 0.4%
Household Products 1.6%
Independent Power and Renewable Electricity Producers 0.0%*
Industrial Conglomerates 1.0%
Interactive Media & Services 6.8%
IT Services 1.5%
Leisure Products 0.0%*
Life Sciences Tools & Services 1.6%
Machinery 2.0%
Media 0.8%
Metals & Mining 0.5%
Multi-Utilities 0.8%
Oil, Gas & Consumable Fuels 4.4%
Passenger Airlines 0.2%
Personal Care Products 0.2%
Pharmaceuticals 4.5%
Professional Services 0.9%
Semiconductors & Semiconductor Equipment 9.0%
Software 13.3%
Specialty Retail 2.3%
Technology Hardware, Storage & Peripherals 8.9%
Textiles, Apparel & Luxury Goods 0.6%
Tobacco 0.7%
Trading Companies & Distributors 0.3%
Water Utilities 0.1%
Wireless Telecommunication Services 0.2%
Other
a
0.2%
100.0%
* Amount represents less than 0.05%.
a Includes any non-equity securities and net other assets (liabilities).

NOVEMBER 30, 2023 (UNAUDITED) :: S&P 500
®
EX-HEALTH CARE ETF
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
75
SPXV
::
See accompanying notes to the financial statements.
Percentage
of Net
Assets Shares Value
Common Stocks — 99.7%
Accenture plc, Class A (IT
Services) 0.6% 336 $ 111,935
Adobe, Inc.* (Software) 0.8% 243 148,475
Advanced Micro Devices,
Inc.* (Semiconductors
& Semiconductor
Equipment) 0.6% 861 104,319
Alphabet, Inc., Class A*
(Interactive Media &
Services) 2.4% 3,165 419,457
Alphabet, Inc., Class C*
(Interactive Media &
Services) 2.0% 2,693 360,647
Amazon.com, Inc.*
(Broadline Retail) 4.0% 4,844 707,660
Apple, Inc. (Technology
Hardware, Storage &
Peripherals) 8.3% 7,839 1,489,018
Bank of America Corp.
(Banks) 0.6% 3,689 112,478
Berkshire Hathaway, Inc.,
Class B* (Financial
Services) 2.0% 973 350,280
Boeing Co. (The)*
(Aerospace & Defense) 0.4% 302 69,952
Broadcom, Inc.
(Semiconductors
& Semiconductor
Equipment) 1.2% 234 216,621
Caterpillar, Inc.
(Machinery) 0.4% 272 68,196
Chevron Corp. (Oil, Gas
& Consumable Fuels) 0.8% 947 135,989
Cisco Systems, Inc.
(Communications
Equipment) 0.6% 2,175 105,227
Coca-Cola Co. (The)
(Beverages) 0.7% 2,077 121,380
Comcast Corp., Class A
(Media) 0.5% 2,196 91,990
ConocoPhillips (Oil, Gas
& Consumable Fuels) 0.4% 638 73,734
Costco Wholesale Corp.
(Consumer Staples
Distribution & Retail) 0.8% 236 139,887
Exxon Mobil Corp. (Oil,
Gas & Consumable
Fuels) 1.2% 2,157 221,610
General Electric
Co. (Industrial
Conglomerates) 0.4% 580 70,644
Home Depot, Inc. (The)
(Specialty Retail) 0.9% 536 168,031
Honeywell International,
Inc. (Industrial
Conglomerates) 0.4% 354 69,356
Intel Corp.
(Semiconductors
& Semiconductor
Equipment) 0.6% 2,235 99,905
International Business
Machines Corp. (IT
Services) 0.4% 486 77,060
Percentage
of Net
Assets Shares Value
Common Stocks (continued)
Intuit, Inc. (Software) 0.5% 149 $ 85,148
JPMorgan Chase & Co.
(Banks) 1.4% 1,550 241,924
Linde plc (Chemicals) 0.6% 260 107,580
Mastercard, Inc., Class A
(Financial Services) 1.0% 444 183,741
McDonald's Corp.
(Hotels, Restaurants &
Leisure) 0.6% 389 109,636
Meta Platforms, Inc.,
Class A* (Interactive
Media & Services) 2.2% 1,186 388,000
Microsoft Corp.
(Software) 8.4% 3,963 1,501,620
Netflix, Inc.*
(Entertainment) 0.6% 236 111,857
NIKE, Inc., Class B
(Textiles, Apparel &
Luxury Goods) 0.4% 653 72,006
NVIDIA Corp.
(Semiconductors
& Semiconductor
Equipment) 3.4% 1,318 616,429
Oracle Corp. (Software) 0.5% 839 97,500
PepsiCo, Inc. (Beverages) 0.7% 734 123,525
Philip Morris
International, Inc.
(Tobacco) 0.5% 829 77,395
Procter & Gamble Co.
(The) (Household
Products) 1.1% 1,258 193,128
QUALCOMM, Inc.
(Semiconductors
& Semiconductor
Equipment) 0.4% 595 76,785
S&P Global, Inc. (Capital
Markets) 0.4% 173 71,939
Salesforce, Inc.*
(Software) 0.7% 519 130,736
ServiceNow, Inc.*
(Software) 0.4% 109 74,746
Tesla, Inc.* (Automobiles) 2.0% 1,473 353,638
Texas Instruments, Inc.
(Semiconductors
& Semiconductor
Equipment) 0.4% 484 73,912
Union Pacific
Corp. (Ground
Transportation) 0.4% 325 73,213
Verizon Communications,
Inc. (Diversified
Telecommunication
Services) 0.5% 2,244 86,012
Visa, Inc., Class A
(Financial Services) 1.2% 857 219,975
Walmart, Inc. (Consumer
Staples Distribution &
Retail) 0.6% 761 118,480
Walt Disney Co. (The)*
(Entertainment) 0.5% 977 90,558
Wells Fargo & Co. (Banks) 0.5% 1,953 87,084

See accompanying notes to the financial statements.
S&P 500
®
EX-HEALTH CARE ETF :: NOVEMBER 30, 2023 (UNAUDITED)
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
76
SPXV
::
Percentage
of Net
Assets Shares Value
Common Stocks (continued)
Other Common Stocks(a) 38.8% 86,505 $ 6,945,732
Total Common Stocks
(Cost $16,271,594)
17,846,150
Securities Lending Reinvestments (b) — 0.0% (c)
Investment Companies — 0.0% (c)
Invesco Government
& Agency Portfolio,
Institutional Class
5.28% (d)
(Cost $15) 0.0% 15 15
Principal
Amount
Short-Term Investments — 0.1%
Repurchase Agreements (e) — 0.1%
Repurchase Agreements with various
counterparties, rates 5.10% - 5.31%,
dated 11/30/2023, due 12/1/2023,
total to be received $10,971
(Cost $10,971) $ 10,971 10,971
Total Investments — 99.8%
(Cost $16,282,580) 17,857,136
Other assets less liabilities — 0.2% 27,570
Net assets — 100.0% $ 17,884,706
* Non-income producing security.
(a) The security or a portion of this security is on loan at November
30, 2023. The total value of securities on loan at November
30, 2023 was $3,319, collateralized in the form of cash with a value of $15 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $3,434 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 5.25%, and maturity dates ranging from January 15,
2024 – February 15, 2051. The total value of collateral is $3,449.
(b) The security was purchased with cash collateral held from securities on loan at November 30, 2023. The total value of
securities purchased was $15.
(c) Represents less than 0.05% of net assets.
(d) Rate shown is the 7-day yield as of November 30, 2023.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
CME Chicago Mercantile Exchange
REIT Real Estate Investment Trust
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,112,642
Aggregate gross unrealized depreciation (568,180)
Net unrealized appreciation $ 1,544,462
Federal income tax cost $ 16,312,674
S&P 500® Ex-Health Care ETF invested, as a percentage of net assets, in the following industries, as of November 30, 2023:
Aerospace & Defense 1.9%
Air Freight & Logistics 0.6%
Automobile Components 0.1%
Automobiles 2.2%
Banks 3.5%
Beverages 1.8%
Broadline Retail 4.1%
Building Products 0.5%
Capital Markets 3.3%
Chemicals 1.9%
Commercial Services & Supplies 0.7%
Communications Equipment 1.0%
Construction & Engineering 0.1%
Construction Materials 0.2%
Consumer Finance 0.5%
Consumer Staples Distribution & Retail 2.0%
Containers & Packaging 0.3%
Distributors 0.1%
Diversified Telecommunication Services 0.8%
Electric Utilities 1.8%
Electrical Equipment 0.7%
Electronic Equipment, Instruments & Components 0.6%
Energy Equipment & Services 0.4%
Entertainment 1.4%

See accompanying notes to the financial statements.
NOVEMBER 30, 2023 (UNAUDITED) :: S&P 500
®
EX-HEALTH CARE ETF
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
77
SPXV
::
Financial Services 4.9%
Food Products 1.0%
Gas Utilities 0.1%
Ground Transportation 0.9%
Health Care REITs 0.2%
Hotel & Resort REITs 0.0%*
Hotels, Restaurants & Leisure 2.4%
Household Durables 0.4%
Household Products 1.5%
Independent Power and Renewable Electricity Producers 0.0%*
Industrial Conglomerates 1.0%
Industrial REITs 0.3%
Insurance 2.5%
Interactive Media & Services 6.6%
IT Services 1.4%
Leisure Products 0.0%*
Machinery 1.9%
Media 0.8%
Metals & Mining 0.5%
Multi-Utilities 0.8%
Office REITs 0.1%
Oil, Gas & Consumable Fuels 4.3%
Passenger Airlines 0.2%
Personal Care Products 0.2%
Professional Services 0.8%
Real Estate Management & Development 0.2%
Residential REITs 0.3%
Retail REITs 0.3%
Semiconductors & Semiconductor Equipment 8.7%
Software 12.8%
Specialized REITs 1.3%
Specialty Retail 2.3%
Technology Hardware, Storage & Peripherals 8.6%
Textiles, Apparel & Luxury Goods 0.6%
Tobacco 0.7%
Trading Companies & Distributors 0.3%
Water Utilities 0.1%
Wireless Telecommunication Services 0.2%
Other
a
0.3%
100.0%
* Amount represents less than 0.05%.
a Includes any non-equity securities and net other assets (liabilities).

S&P 500
®
EX-TECHNOLOGY ETF :: NOVEMBER 30, 2023 (UNAUDITED)
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
78
SPXT
::
See accompanying notes to the financial statements.
Percentage
of Net
Assets Shares Value
Common Stocks — 99.7%
Abbott Laboratories
(Health Care
Equipment & Supplies) 0.7% 2,455 $ 256,032
AbbVie, Inc.
(Biotechnology) 0.9% 2,497 355,548
Alphabet, Inc., Class A*
(Interactive Media &
Services) 2.9% 8,395 1,112,589
Alphabet, Inc., Class C*
(Interactive Media &
Services) 2.5% 7,141 956,323
Amazon.com, Inc.*
(Broadline Retail) 4.9% 12,847 1,876,818
Amgen, Inc.
(Biotechnology) 0.5% 757 204,117
AT&T, Inc. (Diversified
Telecommunication
Services) 0.4% 10,115 167,605
Bank of America Corp.
(Banks) 0.8% 9,782 298,253
Berkshire Hathaway, Inc.,
Class B* (Financial
Services) 2.4% 2,580 928,800
Boeing Co. (The)*
(Aerospace & Defense) 0.5% 802 185,767
Caterpillar, Inc.
(Machinery) 0.5% 722 181,020
Chevron Corp. (Oil, Gas
& Consumable Fuels) 0.9% 2,510 360,436
Coca-Cola Co. (The)
(Beverages) 0.8% 5,507 321,829
Comcast Corp., Class A
(Media) 0.6% 5,823 243,926
ConocoPhillips (Oil, Gas
& Consumable Fuels) 0.5% 1,694 195,776
Costco Wholesale Corp.
(Consumer Staples
Distribution & Retail) 1.0% 627 371,648
Danaher Corp. (Life
Sciences Tools &
Services) 0.5% 930 207,678
Elevance Health, Inc.
(Health Care Providers
& Services) 0.4% 333 159,670
Eli Lilly & Co.
(Pharmaceuticals) 1.7% 1,128 666,693
Exxon Mobil Corp. (Oil,
Gas & Consumable
Fuels) 1.5% 5,722 587,878
General Electric
Co. (Industrial
Conglomerates) 0.5% 1,540 187,572
Home Depot, Inc. (The)
(Specialty Retail) 1.2% 1,422 445,783
Honeywell International,
Inc. (Industrial
Conglomerates) 0.5% 939 183,969
Johnson & Johnson
(Pharmaceuticals) 1.4% 3,407 526,927
JPMorgan Chase & Co.
(Banks) 1.7% 4,111 641,645
Linde plc (Chemicals) 0.7% 690 285,501
Percentage
of Net
Assets Shares Value
Common Stocks (continued)
Lowe's Cos., Inc.
(Specialty Retail) 0.4% 829 $ 164,830
Mastercard, Inc., Class A
(Financial Services) 1.3% 1,177 487,078
McDonald's Corp.
(Hotels, Restaurants &
Leisure) 0.8% 1,031 290,577
Merck & Co., Inc.
(Pharmaceuticals) 1.0% 3,590 367,903
Meta Platforms, Inc.,
Class A* (Interactive
Media & Services) 2.7% 3,145 1,028,887
Netflix, Inc.*
(Entertainment) 0.8% 627 297,179
NextEra Energy, Inc.
(Electric Utilities) 0.4% 2,863 167,514
NIKE, Inc., Class B
(Textiles, Apparel &
Luxury Goods) 0.5% 1,733 191,098
PepsiCo, Inc. (Beverages) 0.9% 1,947 327,660
Pfizer, Inc.
(Pharmaceuticals) 0.6% 7,988 243,394
Philip Morris
International, Inc.
(Tobacco) 0.5% 2,196 205,019
Procter & Gamble Co.
(The) (Household
Products) 1.3% 3,335 511,989
RTX Corp. (Aerospace &
Defense) 0.4% 2,059 167,767
S&P Global, Inc. (Capital
Markets) 0.5% 460 191,282
Starbucks Corp. (Hotels,
Restaurants & Leisure) 0.4% 1,621 160,965
Tesla, Inc.* (Automobiles) 2.4% 3,906 937,753
Thermo Fisher Scientific,
Inc. (Life Sciences
Tools & Services) 0.7% 546 270,685
Union Pacific
Corp. (Ground
Transportation) 0.5% 862 194,183
UnitedHealth Group, Inc.
(Health Care Providers
& Services) 1.9% 1,311 724,944
Verizon Communications,
Inc. (Diversified
Telecommunication
Services) 0.6% 5,948 227,987
Visa, Inc., Class A
(Financial Services) 1.5% 2,273 583,434
Walmart, Inc. (Consumer
Staples Distribution &
Retail) 0.8% 2,019 314,338
Walt Disney Co. (The)*
(Entertainment) 0.6% 2,589 239,974
Wells Fargo & Co. (Banks) 0.6% 5,177 230,842
Other Common Stocks(a) 46.7% 216,829 18,012,690
Total Common Stocks
(Cost $37,783,438)
38,449,775

See accompanying notes to the financial statements.
NOVEMBER 30, 2023 (UNAUDITED) :: S&P 500
®
EX-TECHNOLOGY ETF
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
79
SPXT
::
Percentage
of Net
Assets Shares Value
Securities Lending Reinvestments (b) — 0.0% (c)
Investment Companies — 0.0% (c)
Invesco Government
& Agency Portfolio,
Institutional Class
5.28% (d)
(Cost $5,915) 0.0% 5,915 $ 5,915
Principal
Amount
Short-Term Investments — 0.1%
Repurchase Agreements (e) — 0.1%
Repurchase Agreements with various
counterparties, rates 5.10% - 5.31%,
dated 11/30/2023, due 12/1/2023,
total to be received $49,125
(Cost $49,119) $ 49,119 49,119
Total Investments — 99.8%
(Cost $37,838,472) 38,504,809
Other assets less liabilities — 0.2% 65,152
Net assets — 100.0% $ 38,569,961
* Non-income producing security.
(a) The security or a portion of this security is on loan at November
30, 2023. The total value of securities on loan at November
30, 2023 was $8,967, collateralized in the form of cash with a value of $5,915 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $3,330 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 5.25%, and maturity dates ranging from January 15,
2024 – February 15, 2051. The total value of collateral is $9,245.
(b) The security was purchased with cash collateral held from securities on loan at November 30, 2023. The total value of
securities purchased was $5,915.
(c) Represents less than 0.05% of net assets.
(d) Rate shown is the 7-day yield as of November 30, 2023.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
CME Chicago Mercantile Exchange
REIT Real Estate Investment Trust
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,358,679
Aggregate gross unrealized depreciation (1,755,742)
Net unrealized appreciation $ 602,937
Federal income tax cost $ 37,901,872
S&P 500® Ex-Technology ETF invested, as a percentage of net assets, in the following industries, as of November 30, 2023:
Aerospace & Defense 2.3%
Air Freight & Logistics 0.7%
Automobile Components 0.1%
Automobiles 2.7%
Banks 4.3%
Beverages 2.2%
Biotechnology 2.7%
Broadline Retail 5.0%
Building Products 0.6%
Capital Markets 4.0%
Chemicals 2.3%
Commercial Services & Supplies 0.8%
Construction & Engineering 0.1%
Construction Materials 0.2%
Consumer Finance 0.7%
Consumer Staples Distribution & Retail 2.5%
Containers & Packaging 0.3%
Distributors 0.2%
Diversified Telecommunication Services 1.0%
Electric Utilities 2.2%
Electrical Equipment 0.9%

See accompanying notes to the financial statements.
S&P 500
®
EX-TECHNOLOGY ETF :: NOVEMBER 30, 2023 (UNAUDITED)
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
80
SPXT
::
Energy Equipment & Services 0.5%
Entertainment 1.7%
Financial Services 6.1%
Food Products 1.3%
Gas Utilities 0.1%
Ground Transportation 1.1%
Health Care Equipment & Supplies 3.5%
Health Care Providers & Services 4.2%
Health Care REITs 0.3%
Hotel & Resort REITs 0.0%*
Hotels, Restaurants & Leisure 3.0%
Household Durables 0.5%
Household Products 1.9%
Independent Power and Renewable Electricity Producers 0.0%*
Industrial Conglomerates 1.2%
Industrial REITs 0.4%
Insurance 3.1%
Interactive Media & Services 8.1%
Leisure Products 0.0%*
Life Sciences Tools & Services 2.0%
Machinery 2.4%
Media 1.0%
Metals & Mining 0.6%
Multi-Utilities 1.0%
Office REITs 0.1%
Oil, Gas & Consumable Fuels 5.2%
Passenger Airlines 0.2%
Personal Care Products 0.2%
Pharmaceuticals 5.4%
Professional Services 1.0%
Real Estate Management & Development 0.2%
Residential REITs 0.4%
Retail REITs 0.4%
Specialized REITs 1.6%
Specialty Retail 2.8%
Textiles, Apparel & Luxury Goods 0.8%
Tobacco 0.8%
Trading Companies & Distributors 0.4%
Water Utilities 0.1%
Wireless Telecommunication Services 0.3%
Other
a
0.3%
100.0%
* Amount represents less than 0.05%.
a Includes any non-equity securities and net other assets (liabilities).

NOVEMBER 30, 2023 (UNAUDITED) :: S&P GLOBAL CORE BATTERY METALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
81
ION
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 99.3%
Chemicals — 19.8%
Albemarle Corp. 566 $ 68,639
Ganfeng Lithium Group Co.
Ltd., Class H(a) 17,568 56,226
Livent Corp.*(b) 5,491 75,556
Qinghai Salt Lake Industry Co.
Ltd., Class A* 30,400 67,571
Tianqi Lithium Corp., Class A 10,700 75,145
Zangge Mining Co. Ltd., Class A 26,900 90,234
433,371
Construction & Engineering — 0.2%
Metallurgical Corp. of China
Ltd., Class H 24,734 4,686
Electrical Equipment — 3.8%
Sociedad Quimica y Minera de
Chile SA, ADR 1,639 82,343
Metals & Mining — 68.3%
African Rainbow Minerals Ltd. 2,094 20,185
Allkem Ltd.* 14,547 82,663
AMG Critical Materials NV 2,889 68,617
Aneka Tambang Tbk. 292,122 32,772
Anglo American Platinum Ltd. 549 23,229
Anglo American plc 1,765 47,729
BHP Group Ltd. 1,431 43,778
Boliden AB 818 21,797
China Nonferrous Mining Corp.
Ltd. 91,957 55,683
CMOC Group Ltd., Class H 43,542 24,861
Eramet SA 1,021 78,462
First Quantum Minerals Ltd. 2,480 20,305
Franco-Nevada Corp. 264 29,568
Glencore plc 7,664 42,746
IGO Ltd. 14,945 84,727
Impala Platinum Holdings Ltd. 2,140 8,699
Jervois Global Ltd.*(b) 1,298,314 35,172
Jinchuan Group International
Resources Co. Ltd. 899,129 52,949
Karora Resources, Inc.* 18,767 66,524
Lundin Mining Corp. 9,974 69,093
Mineral Resources Ltd. 2,234 90,294
Northam Platinum Holdings Ltd. 1,229 7,932
Pacific Metals Co. Ltd.* 9,728 80,968
Pilbara Minerals Ltd. 39,094 94,026
POSCO Holdings, Inc., ADR 153 14,260
Sibanye Stillwater Ltd. 8,980 9,908
South32 Ltd. 27,764 56,503
Tibet Mineral Development Co.,
Class A 27,200 88,227
Vale Indonesia Tbk. PT 221,049 64,134
Vale SA, Class B, ADR 2,287 34,305
Zhejiang Huayou Cobalt Co.
Ltd., Class A 8,800 39,613
Zijin Mining Group Co. Ltd.,
Class H 1,656 2,625
1,492,354
Investments Shares Value
Common Stocks (continued)
Trading Companies & Distributors — 7.2%
Sojitz Corp. 1,770 $ 39,314
Sumitomo Corp. 3,263 68,227
Toyota Tsusho Corp. 890 49,164
156,705
Total Common Stocks
(Cost $2,924,635)
2,169,459
Securities Lending Reinvestments (c) — 3.2%
Investment Companies — 3.2%
Invesco Government & Agency Portfolio,
Institutional Class 5.28% (d)
(Cost $69,174) 69,174 69,174
Total Investments — 102.5%
(Cost $2,993,809) 2,238,633
Liabilities in excess of other assets — (2.5%) (55,107)
Net Assets — 100.0% $ 2,183,526
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The security or a portion of this security is on loan at November
30, 2023. The total value of securities on loan at November
30, 2023 was $80,856, collateralized in the form of cash with a value of $69,174 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule
of Portfolio Investments and $14,306 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.13% – 4.00%, and maturity dates ranging from July 15,
2025 – May 15, 2049. The total value of collateral is $83,480.
(d) Rate shown is the 7-day yield as of November 30, 2023.
(c) The security was purchased with cash collateral held from securities on loan at November 30, 2023. The total value of
securities purchased was $69,174.
Abbreviations
ADR American Depositary Receipt
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 45,703
Aggregate gross unrealized depreciation (811,392)
Net unrealized depreciation $ (765,689)
Federal income tax cost $ 3,004,322

See accompanying notes to the financial statements.
S&P GLOBAL CORE BATTERY METALS ETF :: NOVEMBER 30, 2023 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
82
ION
::
S&P Global Core Battery Metals ETF invested, as a percentage of net assets, in the following countries as of November 30, 2023:
China 25.5%
Australia 22.7%
Japan 10.9%
Chile 6.9%
United States 6.6%
South Africa 5.4%
Indonesia 4.4%
Canada 4.4%
France 3.6%
Netherlands 3.1%
Finland 1.6%
Brazil 1.6%
Sweden 1.0%
Zambia 0.9%
South Korea 0.7%
Other
a
0.7%
100.0%
a
Includes any non-equity securities and net other assets (liabilities).

NOVEMBER 30, 2023 (UNAUDITED) :: S&P KENSHO CLEANTECH ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
83
CTEX
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 99.4%
Automobiles — 3.4%
Tesla, Inc.* 648 $ 155,572
Construction & Engineering — 7.1%
Arcosa , Inc. 2,079 154,262
Emeren Group Ltd., ADR*(a) 21,864 52,911
Valmont Industries, Inc. 539 118,348
325,521
Diversified Consumer Services — 3.2%
ADT, Inc. 25,087 147,261
Electrical Equipment — 42.3%
American Superconductor
Corp.* 12,314 116,491
Array Technologies, Inc.* 9,663 149,487
Ballard Power Systems, Inc.* 42,204 148,136
Bloom Energy Corp., Class A*(a) 11,880 171,547
Eos Energy Enterprises, Inc.*(a) 132,850 146,135
FuelCell Energy, Inc.*(a) 123,208 150,314
Generac Holdings, Inc.* 1,341 156,991
NEXTracker, Inc., Class A* 3,849 156,423
Plug Power, Inc.*(a) 39,477 159,487
Shoals Technologies Group,
Inc., Class A* 10,212 141,436
SunPower Corp.*(a) 34,102 141,523
Sunrun, Inc.*(a) 12,828 165,481
TPI Composites, Inc.* 59,216 124,946
1,928,397
Electronic Equipment, Instruments & Components — 2.5%
Corning, Inc. 4,074 116,068
Independent Power and Renewable Electricity Producers — 7.0%
Ormat Technologies, Inc. 2,314 155,779
Sunnova Energy International,
Inc.*(a) 13,889 161,112
316,891
Industrial Conglomerates — 3.4%
General Electric Co. 1,272 154,929
Machinery — 6.0%
Cummins, Inc. 682 152,877
Hyster-Yale Materials Handling,
Inc. 2,524 120,319
273,196
Semiconductors & Semiconductor Equipment — 24.5%
Applied Materials, Inc. 755 113,084
Canadian Solar, Inc.*(a) 7,342 154,402
Daqo New Energy Corp., ADR* 5,625 133,088
Enphase Energy, Inc.* 1,551 156,682
First Solar, Inc.* 959 151,311
JinkoSolar Holding Co. Ltd.,
ADR 4,371 137,249
Investments Shares Value
Common Stocks (continued)
Maxeon Solar Technologies
Ltd.*(a) 29,781 $ 122,996
SolarEdge Technologies, Inc.* 1,885 149,631
1,118,443
Total Common Stocks
(Cost $6,985,176)
4,536,278
Securities Lending Reinvestments (b) — 8.8%
Investment Companies — 8.8%
Invesco Government & Agency Portfolio,
Institutional Class 5.28% (c)
(Cost $402,599) 402,599 402,599
Total Investments — 108.2%
(Cost $7,387,775) 4,938,877
Liabilities in excess of other assets — (8.2%) (374,879)
Net Assets — 100.0% $ 4,563,998
* Non-income producing security.
(a) The security or a portion of this security is on loan at November
30, 2023. The total value of securities on loan at November
30, 2023 was $718,982, collateralized in the form of cash
with a value of $402,599 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $361,457 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from
December 5, 2023 – November 15, 2053. The total value of
collateral is $764,056.
(b) The security was purchased with cash collateral held from securities on loan at November 30, 2023. The total value of
securities purchased was $402,599.
(c) Rate shown is the 7-day yield as of November 30, 2023.
Abbreviations
ADR American Depositary Receipt
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 305,101
Aggregate gross unrealized depreciation (2,765,609)
Net unrealized depreciation $ (2,460,508)
Federal income tax cost $ 7,399,385

See accompanying notes to the financial statements.
S&P KENSHO CLEANTECH ETF :: NOVEMBER 30, 2023 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
84
CTEX
::
S&P Kensho Cleantech ETF invested, as a percentage of net assets, in the following countries as of November 30, 2023:
United States 85.7%
China 7.1%
Canada 6.6%
Other
a
0.6%
100.0%
a Includes any non-equity securities and net other assets (liabilities).

NOVEMBER 30, 2023
(
UNAUDITED
)
:: S&P KENSHO SMART FACTORIES ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
85
MAKX
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 99.6%
Electrical Equipment — 11.4%
Allient, Inc. 578 $ 15,074
Emerson Electric Co. 458 40,716
Rockwell Automation, Inc. 151 41,592
97,382
Electronic Equipment, Instruments & Components — 22.1%
Cognex Corp. 1,062 40,037
FARO Technologies, Inc.* 1,282 23,550
Hollysys Automation
Technologies Ltd.* 1,765 40,242
Ouster, Inc.* 6,286 32,184
Sanmina Corp.* 496 24,855
Zebra Technologies Corp.,
Class A* 113 26,779
187,647
IT Services — 3.3%
Globant SA* 126 27,821
Machinery — 8.6%
3D Systems Corp.* 8,968 47,889
Dover Corp. 178 25,127
73,016
Metals & Mining — 2.9%
POSCO Holdings, Inc., ADR 267 24,884
Semiconductors & Semiconductor Equipment — 15.0%
Advanced Micro Devices, Inc.* 204 24,717
Ambarella, Inc.* 468 27,476
Applied Materials, Inc. 162 24,264
ON Semiconductor Corp.* 350 24,966
Tower Semiconductor Ltd.* 952 26,066
127,489
Software — 24.0%
Aspen Technology, Inc.* 233 43,865
Autodesk, Inc.* 188 41,065
C3.ai, Inc., Class A*(a) 1,438 41,874
PTC, Inc.* 156 24,548
SAP SE, ADR(a) 164 26,096
UiPath, Inc., Class A* 1,364 26,953
204,401
Technology Hardware, Storage & Peripherals — 2.8%
Stratasys Ltd.* 2,155 23,791
Trading Companies & Distributors — 2.8%
Applied Industrial Technologies,
Inc. 147 23,530
Wireless Telecommunication Services — 6.7%
SK Telecom Co. Ltd., ADR 1,873 42,142
Turkcell Iletisim Hizmetleri A/S,
ADR* 3,069 15,284
57,426
Investments Shares Value
Common Stocks (continued)
Total Common Stocks
(Cost $858,561)
$ 847,387
Securities Lending Reinvestments (b) — 2.8%
Investment Companies — 2.8%
Invesco Government & Agency Portfolio,
Institutional Class 5.28% (c)
(Cost $23,630) 23,630 23,630
Total Investments — 102.4%
(Cost $882,191) 871,017
Liabilities in excess of other assets — (2.4%) (20,466)
Net Assets — 100.0% $ 850,551
* Non-income producing security.
(a) The security or a portion of this security is on loan at November
30, 2023. The total value of securities on loan at November
30, 2023 was $65,077, collateralized in the form of cash
with a value of $23,630 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $44,275 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from
December 7, 2023 – November 15, 2052. The total value of
collateral is $67,905.
(b) The security was purchased with cash collateral held from securities on loan at November 30, 2023. The total value of
securities purchased was $23,630.
(c) Rate shown is the 7-day yield as of November 30, 2023.
Abbreviations
ADR American Depositary Receipt
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 93,049
Aggregate gross unrealized depreciation (107,335)
Net unrealized depreciation $ (14,286)
Federal income tax cost $ 885,303

See accompanying notes to the financial statements.
S&P KENSHO SMART FACTORIES ETF :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
86
MAKX
::
S&P Kensho Smart Factories ETF invested, as a percentage of net assets, in the following countries as of November 30, 2023:
United States 79.1%
South Korea 7.9%
China 4.7%
Germany 3.1%
Israel 3.0%
Turkey 1.8%
Other
a
0.4%
100.0%
a Includes any non-equity securities and net other assets (liabilities).

NOVEMBER 30, 2023 (UNAUDITED) :: S&P MIDCAP 400
®
DIVIDEND ARISTOCRATS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
87
REGL
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 99.7%
Banks — 14.3%
Bank OZK 830,370 $ 34,759,288
Commerce Bancshares, Inc. 669,515 33,857,373
Cullen/Frost Bankers, Inc. 350,502 34,450,842
Prosperity Bancshares, Inc. 592,987 35,763,046
UMB Financial Corp. 484,698 34,733,459
United Bankshares , Inc. 1,143,803 37,871,317
211,435,325
Building Products — 2.3%
Carlisle Cos., Inc. 123,062 34,507,815
Capital Markets — 4.4%
Evercore, Inc., Class A 226,912 33,480,865
SEI Investments Co. 545,358 31,996,154
65,477,019
Chemicals — 4.5%
RPM International, Inc. 324,550 33,405,931
Westlake Corp. 257,851 33,105,490
66,511,421
Commercial Services & Supplies — 2.4%
MSA Safety, Inc. 200,033 34,833,747
Consumer Staples Distribution & Retail — 2.1%
Casey's General Stores, Inc. 111,744 30,774,298
Containers & Packaging — 6.3%
AptarGroup, Inc. 241,025 30,583,662
Silgan Holdings, Inc. 721,176 30,087,463
Sonoco Products Co. 587,846 32,425,585
93,096,710
Electric Utilities — 4.2%
OGE Energy Corp. 875,366 30,681,578
Portland General Electric Co. 747,099 30,675,885
61,357,463
Electrical Equipment — 2.0%
Regal Rexnord Corp. 251,072 30,078,426
Food Products — 4.0%
Flowers Foods, Inc. 1,417,604 29,500,339
Lancaster Colony Corp. 181,492 30,109,523
59,609,862
Gas Utilities — 12.2%
National Fuel Gas Co. 563,105 28,600,103
New Jersey Resources Corp. 712,878 30,083,452
ONE Gas, Inc. 461,596 26,601,777
Southwest Gas Holdings, Inc. 519,710 30,720,058
Spire, Inc.(a) 535,710 32,683,667
UGI Corp. 1,433,302 31,518,311
180,207,368
Investments Shares Value
Common Stocks (continued)
Ground Transportation — 2.2%
Ryder System, Inc. 303,384 $ 32,504,562
Household Durables — 2.0%
Leggett & Platt, Inc. 1,277,493 29,216,265
Insurance — 10.5%
American Financial Group, Inc. 273,973 31,339,771
Hanover Insurance Group, Inc.
(The) 254,111 31,585,997
Old Republic International Corp. 1,104,270 32,366,154
RenaissanceRe Holdings Ltd. 136,378 29,233,988
RLI Corp. 217,226 29,455,846
153,981,756
Leisure Products — 1.9%
Polaris, Inc. 332,110 27,389,112
Machinery — 8.8%
Donaldson Co., Inc. 507,530 30,878,125
Graco, Inc. 420,272 33,949,572
Lincoln Electric Holdings, Inc. 176,951 35,046,915
Toro Co. (The) 365,595 30,344,385
130,218,997
Metals & Mining — 2.3%
Royal Gold, Inc. 272,959 33,246,406
Multi-Utilities — 4.3%
Black Hills Corp. 616,347 31,797,342
Northwestern Energy Group,
Inc. 626,504 31,519,416
63,316,758
Pharmaceuticals — 2.1%
Perrigo Co. plc 1,015,269 30,925,094
Retail REITs — 2.3%
NNN REIT, Inc., REIT 836,201 33,966,485
Specialty Retail — 2.4%
Williams-Sonoma, Inc. 190,191 35,668,420
Water Utilities — 2.2%
Essential Utilities, Inc. 894,324 31,846,878
Total Common Stocks
(Cost $1,441,567,471)
1,470,170,187

See accompanying notes to the financial statements.
S&P MIDCAP 400
®
DIVIDEND ARISTOCRATS ETF :: NOVEMBER 30, 2023 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
88
REGL
::
.
Investments
Principal
Amount Value
Short-Term Investments — 0.1%
Repurchase Agreements (b) — 0.1%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $1,213,542
(Cost $1,213,362) $ 1,213,362 $ 1,213,362
Total Investments — 99.8%
(Cost $1,442,780,833) 1,471,383,549
Other assets less liabilities — 0.2% 2,576,663
Net Assets — 100.0% $ 1,473,960,212
(a) The security or a portion of this security is on loan at November
30, 2023. The total value of securities on loan at November
30, 2023 was $392,843, collateralized in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 7.63%, and maturity dates ranging from December 26,
2023 – May 15, 2053. The total value of collateral is $400,304.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
REIT Real Estate Investment Trust
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 135,510,478
Aggregate gross unrealized depreciation (110,025,070)
Net unrealized appreciation $ 25,485,408
Federal income tax cost $ 1,445,898,141

NOVEMBER 30, 2023 (UNAUDITED) :: S&P TECHNOLOGY DIVIDEND ARISTOCRATS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
89
TDV
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 99.7%
Communications Equipment — 5.1%
Cisco Systems, Inc. 117,370 $ 5,678,361
Motorola Solutions, Inc. 22,074 7,127,032
12,805,393
Electronic Equipment, Instruments & Components — 23.4%
Amphenol Corp., Class
a
A 77,786 7,077,748
Avnet, Inc. 133,297 6,232,968
Badger Meter, Inc. 45,370 6,686,177
CDW Corp. 31,014 6,540,232
Cognex Corp. 170,192 6,416,238
Corning, Inc. 228,644 6,514,068
Littelfuse , Inc. 27,317 6,359,398
TE Connectivity Ltd. 52,816 6,918,896
Vishay Intertechnology , Inc. 270,109 6,004,523
58,750,248
Financial Services — 11.0%
Cass Information Systems, Inc. 170,066 7,032,229
Jack Henry & Associates, Inc. 43,415 6,889,526
Mastercard, Inc., Class
a
A 16,161 6,687,907
Visa, Inc., Class
a
A (a) 26,613 6,831,025
27,440,687
IT Services — 5.6%
Accenture plc, Class
a
A 20,904 6,963,958
International Business Machines
Corp. 45,305 7,183,561
14,147,519
Professional Services — 7.3%
Broadridge Financial Solutions,
Inc. 35,862 6,950,773
CSG Systems International, Inc. 121,534 5,978,257
TTEC Holdings, Inc. 279,946 5,240,589
18,169,619
Semiconductors & Semiconductor Equipment — 24.8%
Analog Devices, Inc. 37,310 6,841,908
Broadcom, Inc. 7,281 6,740,240
KLA Corp. 13,438 7,318,604
Lam Research Corp. 10,352 7,411,204
Microchip Technology, Inc. 82,428 6,877,792
Power Integrations, Inc. 87,996 6,723,774
QUALCOMM, Inc. 57,204 7,382,176
Skyworks Solutions, Inc. 67,383 6,531,434
Texas Instruments, Inc. 42,022 6,417,180
62,244,312
Software — 13.9%
Dolby Laboratories, Inc.,
Class
a
A 77,769 6,698,244
Intuit, Inc. 12,264 7,008,385
Microsoft Corp. 19,002 7,200,048
Oracle Corp. 60,976 7,086,021
Roper Technologies, Inc. 12,867 6,925,663
34,918,361
Investments Shares Value
Common Stocks (continued)
Technology Hardware, Storage & Peripherals — 8.6%
Apple, Inc. 35,920 $ 6,823,004
HP, Inc. 238,822 7,007,038
NetApp, Inc. 83,613 7,641,392
21,471,434
Total Common Stocks
(Cost $236,477,018)
249,947,573
Principal
Amount
Short-Term Investments — 0.1%
Repurchase Agreements (b) — 0.1%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $366,567
(Cost $366,513) $ 366,513 366,513
Total Investments — 99.8%
(Cost $236,843,531) 250,314,086
Other assets less liabilities — 0.2% 419,098
Net Assets — 100.0% $ 250,733,184
(a) The security or a portion of this security is on loan at November
30, 2023. The total value of securities on loan at November
30, 2023 was $3,033,188, collateralized in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 6.13%, and maturity dates ranging from December
7, 2023 – November 15, 2052. The total value of collateral is
$3,065,011.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 23,811,312
Aggregate gross unrealized depreciation (10,899,668)
Net unrealized appreciation $ 12,911,644
Federal income tax cost $ 237,402,442

SMART MATERIALS ETF :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
90
TINT
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 99.5%
Aerospace & Defense — 4.6%
Hexcel Corp. 1,048 $ 72,637
Chemicals — 54.9%
Akzo Nobel NV 937 71,864
Arkema SA 697 70,755
Axalta Coating Systems Ltd.* 2,458 77,353
Cabot Corp. 952 72,257
Chemours Co. (The) 2,591 71,071
Hansol Chemical Co. Ltd. 198 30,848
Huntsman Corp. 2,706 66,568
Ingevity Corp.* 634 24,593
Nissan Chemical Corp. 1,542 56,091
OCI Holdings Co. Ltd. 347 26,573
PPG Industries, Inc. 518 73,551
Sherwin-Williams Co. (The) 265 73,882
Sika AG (Registered) 263 71,238
Solvay SA 612 70,713
857,357
Electrical Equipment — 4.0%
NIDEC Corp. 1,661 62,783
Electronic Equipment, Instruments & Components — 5.3%
LG Display Co. Ltd.* 6,260 60,749
SAES Getters SpA 294 10,481
Solus Advanced Materials Co.
Ltd. 614 11,469
82,699
Industrial Conglomerates — 4.5%
3M Co. 714 70,736
Metals & Mining — 2.8%
Constellium SE, Class A* 2,525 43,935
Pharmaceuticals — 8.3%
Merck & Co., Inc. 608 62,308
Sanofi SA 725 67,442
129,750
Semiconductors & Semiconductor Equipment — 15.1%
Applied Materials, Inc. 476 71,295
Himax Technologies, Inc.,
ADR(a) 6,103 34,848
Innox Advanced Materials Co.
Ltd. 353 9,002
Jusung Engineering Co. Ltd. 844 23,060
LX Semicon Co. Ltd. 285 18,998
Magnachip Semiconductor
Corp.* 704 4,639
Universal Display Corp. 434 73,433
235,275
Total Common Stocks
(Cost $1,721,174)
1,555,172
Investments Shares Value
Securities Lending Reinvestments (b) — 0.0% (c)
Investment Companies — 0.0% (c)
Invesco Government & Agency Portfolio,
Institutional Class 5.28% (d)
(Cost $600) 600 $ 600
Total Investments — 99.5%
(Cost $1,721,774) 1,555,772
Other assets less liabilities — 0.5% 7,201
Net Assets — 100.0% $ 1,562,973
* Non-income producing security.
(a) The security or a portion of this security is on loan at November
30, 2023. The total value of securities on loan at November
30, 2023 was $571, collateralized in the form of cash with a value of $600 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(b) The security was purchased with cash collateral held from securities on loan at November 30, 2023. The total value of
securities purchased was $600.
(c) Represents less than 0.05% of net assets.
(d) Rate shown is the 7-day yield as of November 30, 2023.
Abbreviations
ADR American Depositary Receipt
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 71,185
Aggregate gross unrealized depreciation (239,995)
Net unrealized depreciation $ (168,810)
Federal income tax cost $ 1,724,582

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: SMART MATERIALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
91
TINT
::
Smart Materials ETF invested, as a percentage of net assets, in the following countries as of November 30, 2023:
United States 58.9%
South Korea 11.9%
Japan 7.6%
Netherlands 4.6%
Switzerland 4.6%
France 4.5%
Belgium 4.5%
Taiwan 2.2%
Italy 0.7%
Other
a
0.5%
100.0%
a Includes any non-equity securities and net other assets (liabilities).

SUPPLY CHAIN LOGISTICS ETF :: NOVEMBER 30, 2023 (UNAUDITED)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
92
SUPL
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 99.4%
Air Freight & Logistics — 32.4%
CH Robinson Worldwide, Inc. 739 $ 60,635
Deutsche Post AG 1,822 85,359
Expeditors International of
Washington, Inc. 737 88,691
FedEx Corp. 379 98,096
Forward Air Corp. 167 10,609
GXO Logistics, Inc.* 747 42,026
JD Logistics, Inc.*(a) 15,470 18,993
Mainfreight Ltd. 536 22,280
Nippon Express Holdings, Inc. 432 23,518
SG Holdings Co. Ltd. 1,884 27,162
United Parcel Service, Inc.,
Class B 493 74,744
Yamato Holdings Co. Ltd. 1,634 28,969
ZTO Express Cayman, Inc. 1,551 34,708
615,790
Commercial Services & Supplies — 4.1%
Brambles Ltd. 8,901 78,457
Ground Transportation — 41.6%
Aurizon Holdings Ltd. 11,155 26,018
Canadian Pacific Kansas City
Ltd. 1,067 76,816
Container Corp. of India Ltd. 1,760 16,377
CSX Corp. 2,629 84,917
Full Truck Alliance Co. Ltd.,
ADR* 5,576 41,764
Knight-Swift Transportation
Holdings, Inc., Class A 963 51,790
Landstar System, Inc. 228 39,364
Old Dominion Freight Line, Inc. 263 102,323
Rumo SA 7,808 36,327
RXO, Inc.* 747 15,657
Saia, Inc.* 169 65,976
TFI International, Inc. 496 58,689
Union Pacific Corp. 422 95,064
Werner Enterprises, Inc. 370 14,804
XPO, Inc.* 726 62,639
788,525
Hotels, Restaurants & Leisure — 4.1%
Amadeus IT Group SA 1,144 78,226
Marine Transportation — 17.2%
AP Moller - Maersk A/S, Class B 27 42,578
COSCO SHIPPING Holdings
Co. Ltd., Class H 19,434 17,913
Evergreen Marine Corp. Taiwan
Ltd. 11,648 41,760
HMM Co. Ltd. 2,169 26,042
Kawasaki Kisen Kaisha Ltd.(b) 1,367 47,844
Kuehne + Nagel International
AG (Registered) 288 83,272
Matson, Inc. 227 21,740
SITC International Holdings Co.
Ltd. 8,325 12,576
Investments Shares Value
Common Stocks (continued)
Wan Hai Lines Ltd. 9,792 $ 14,638
Yang Ming Marine Transport
Corp. 14,992 20,155
328,518
Total Common Stocks
(Cost $1,944,365)
1,889,516
Total Investments — 99.4%
(Cost $1,944,365) 1,889,516
Other assets less liabilities — 0.6% 11,900
Net Assets — 100.0% $ 1,901,416
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The security or a portion of this security is on loan at November
30, 2023. The total value of securities on loan at November 30,
2023 was $630, collateralized in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.13% – 5.38%, and maturity dates ranging from December 31, 2023 – May 15,
2052. The total value of collateral is $688.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 228,869
Aggregate gross unrealized depreciation (287,779)
Net unrealized depreciation $ (58,910)
Federal income tax cost $ 1,948,426

See accompanying notes to the financial statements.
NOVEMBER 30, 2023 (UNAUDITED) :: SUPPLY CHAIN LOGISTICS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
93
SUPL
::
Supply Chain Logistics ETF invested, as a percentage of net assets, in the following countries as of November 30, 2023:
United States 48.9%
Canada 7.1%
Japan 6.7%
China 6.6%
Australia 5.5%
Germany 4.5%
Switzerland 4.4%
Spain 4.1%
Taiwan 4.0%
Denmark 2.2%
Brazil 1.9%
South Korea 1.4%
New Zealand 1.2%
India 0.9%
Other
a
0.6%
100.0%
a Includes any non-equity securities and net other assets (liabilities).

94 :: NOVEMBER 30, 2023 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
STATEMENTS OF ASSETS AND LIABILITIES

STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2023 (UNAUDITED) :: 95
PROSHARES TRUST
See accompanying notes to the financial statements.
Big Data Refiners
ETF
Decline of the Retail
Store ETF
DJ Brookfield
Global
Infrastructure ETF
Equities for Rising
Rates ETF
Global Listed
Private Equity ETF
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 3,973,309 $ 10,105,399 $ 157,627,086 $ 26,606,055 $ 9,003,897
Securities, at value
(a)
4,085,151 — 149,637,407 26,428,706 7,871,773
Repurchase Agreements, at value
— 10,105,399 523,718 18,785 69,675
Cash 193 — — — —
Foreign cash
(b)
746 — 41,523 — 751
Segregated cash balances with
custodian for swap agreements — 1,061,331 — — —
Dividends and interest receivable — 1,472 483,707 71,927 17,950
Receivable for security lending income 46 — 11,640 — —
Receivable for investments sold — — 111,632 — —
Receivable from Advisor — — — — 9,615
Reclaims receivable — — 22,931 — 36,691
Unrealized appreciation on non-
exchange traded swap agreements — 53,190 — — —
Prepaid expenses — — — — 1,647
Total Assets
4,086,136 11,221,392 150,832,558 26,519,418 8,008,102
LIABILITIES:
Cash overdraft — — 568 — 1
Payable for investments purchased — — 201,934 — —
Payable for capital shares redeemed — 484,894 — — —
Payable for cash collateral received
from securities loaned 253,453 — 64,371 — —
Payable to Advisor 1,708 5,504 51,804 7,471 —
Custodian fees payable — — — — 1,146
Administration fees payable — — — — 12,534
Trustee fees payable 28 79 1,136 272 69
Compliance services fees payable 15 53 705 213 46
Listing, Data and related fees payable — — — — 9,944
Professional fees payable — — — — 19,520
Unrealized depreciation on non-
exchange traded swap agreements — 709,761 — — —
Other liabilities — — — — 2,452
Total Liabilities
255,204 1,200,291 320,518 7,956 45,712
NET ASSETS
$ 3,830,932 $ 10,021,101 $ 150,512,040 $ 26,511,462 $ 7,962,390
NET ASSETS CONSIST OF:
Paid in Capital $ 4,704,012 $ 41,115,918 $ 155,518,181 $ 37,100,974 $ 15,450,762
Distributable earnings (loss) (873,080) (31,094,817) (5,006,141) (10,589,512) (7,488,372)
NET ASSETS
$ 3,830,932 $ 10,021,101 $ 150,512,040 $ 26,511,462 $ 7,962,390
Shares (unlimited number of shares
authorized, no par value) 125,001 620,001 3,350,001 520,001 290,001
Net Asset Value $ 30.65 $ 16.16 $ 44.93 $ 50.98 $ 27.46
(a) Includes securities on loan valued at: $ 244,167 $ — $ 61,016 $ — $ —
(b) Cost of foreign cash: $ 748 $ — $ 41,219 $ — $ 724

96 :: NOVEMBER 30, 2023 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
Hedge Replication
ETF
High Yield-Interest
Rate Hedged
Inflation
Expectations ETF
Investment Grade-
Interest Rate
Hedged
K-1 Free Crude Oil
Strategy ETF
(b)
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 30,980,148 $ 126,496,546 $ 29,141,841 $ 286,182,456 $ 116,733,741
Securities, at value
(a)
26,654,686 115,146,589 — 279,441,233 —
Repurchase Agreements, at value
4,834,304 1,631,829 29,141,841 2,399,072 116,733,741
Cash 370 25,902 1 21,523 7,239,027
Segregated cash balances with
brokers for futures contracts 54,285 1,495,858 — 8,827,480 12,027,819
Segregated cash balances with
custodian for swap agreements 607,000 — 3,439,707 — —
Dividends and interest receivable 7,066 1,878,786 4,246 3,539,473 17,008
Receivable for security lending income — 616 — 3,155 —
Receivable for investments sold 2,013 3,468,398 — — —
Receivable from Advisor 2,366 — — — —
Receivable for variation margin on
futures contracts 29,232 347,601 — 2,053,671 —
Unrealized appreciation on non-
exchange traded swap agreements 578,643 — 2,138,587 — —
Prepaid expenses 1,831 — 1,851 — —
Total Assets
32,771,796 123,995,579 34,726,233 296,285,607 136,017,595
LIABILITIES:
Payable for investments purchased 2,023 2,754,202 — — —
Payable for cash collateral received
from securities loaned 44 1,307,818 — 3,537,140 —
Payable to Advisor — 48,405 990 71,388 71,537
Management Services fees payable — — 3,433 — —
Custodian fees payable 24,976 — 290 — —
Administration fees payable 12,851 — 7,123 — —
Trustee fees payable 267 960 289 2,426 985
Compliance services fees payable 169 579 202 1,625 520
Listing, Data and related fees payable 16,098 — 2,666 — —
Professional fees payable 91,374 — 11,304 — —
Payable for variation margin on futures
contracts — — — — 3,217,252
Unrealized depreciation on non-
exchange traded swap agreements 231,048 — 3,840,963 — —
Other liabilities 3,298 — 3,750 — —
Total Liabilities
382,148 4,111,964 3,871,010 3,612,579 3,290,294
NET ASSETS
$ 32,389,648 $ 119,883,615 $ 30,855,223 $ 292,673,028 $ 132,727,301
NET ASSETS CONSIST OF:
Paid in Capital $ 33,045,761 $ 163,025,484 $ 36,780,567 $ 322,051,462 $ 60,458,699
Distributable earnings (loss) (656,113) (43,141,869) (5,925,344) (29,378,434) 72,268,602
NET ASSETS
$ 32,389,648 $ 119,883,615 $ 30,855,223 $ 292,673,028 $ 132,727,301
Shares (unlimited number of shares
authorized, no par value) 675,000 1,925,001 920,001 3,850,001 2,984,034
Net Asset Value $ 47.98 $ 62.28 $ 33.54 $ 76.02 $ 44.48
(a) Includes securities on loan valued at: $ — $ 1,269,679 $ — $ 3,389,007 $ —
(b) Consolidated Statement of Assets and Liabilities.

STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2023 (UNAUDITED) :: 97
PROSHARES TRUST
See accompanying notes to the financial statements.
Large Cap Core
Plus
Long Online /Short
Stores ETF Merger ETF Metaverse ETF
MSCI EAFE
Dividend Growers
ETF
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 313,890,547 $ 20,959,586 $ 11,146,049 $ 6,784,905 $ 87,025,496
Securities, at value
(a)
368,523,935 21,296,554 5,272,381 6,798,253 87,932,345
Repurchase Agreements, at value
6,214,278 4,908 6,008,814 — 319,781
Cash — — 205,340 6,925 —
Foreign cash
(b)
— — 555 — 43,327
Segregated cash balances with
custodian for swap agreements 7,925,943 1,068,438 373,044 — —
Dividends and interest receivable 674,279 9,921 6,833 3,755 221,878
Receivable for security lending income 3 240 2,234 1,527 110
Receivable for investments sold — 1,579,589 301,524 — 18,172,650
Reclaims receivable 1,456 — 1,318 — 499,098
Unrealized appreciation on non-
exchange traded swap agreements 9,748,871 178,663 254,324 — —
Unrealized appreciation on forward
foreign currency contracts – – 24,336 – –
Prepaid expenses — — 1,659 — —
Total Assets
393,088,765 24,138,313 12,452,362 6,810,460 107,189,189
LIABILITIES:
Payable for investments purchased — 1,476,390 — — 18,468,254
Payable for cash collateral received
from securities loaned — 463,380 348,516 290,380 9,650
Payable to Advisor 141,180 11,510 4,069 2,988 35,206
Management Services fees payable — — 1,871 — —
Custodian fees payable — — 269 — —
Administration fees payable — — 12,534 — —
Trustee fees payable 3,184 185 162 51 728
Compliance services fees payable 1,970 104 96 29 444
Listing, Data and related fees payable — — 3,995 — —
Professional fees payable — — 11,202 — —
Unrealized depreciation on non-
exchange traded swap agreements 453,749 584,831 1,271 — —
Unrealized depreciation on
forward  foreign currency contracts — — 76,387 — —
Other liabilities — — 2,555 — —
Total Liabilities
600,083 2,536,400 462,927 293,448 18,514,282
NET ASSETS
$ 392,488,682 $ 21,601,913 $ 11,989,435 $ 6,517,012 $ 88,674,907
NET ASSETS CONSIST OF:
Paid in Capital $ 293,427,299 $ 88,122,156 $ 11,809,173 $ 7,208,653 $ 97,855,378
Distributable earnings (loss) 99,061,383 (66,520,243) 180,262 (691,641) (9,180,471)
NET ASSETS
$ 392,488,682 $ 21,601,913 $ 11,989,435 $ 6,517,012 $ 88,674,907
Shares (unlimited number of shares
authorized, no par value) 7,540,000 595,001 300,001 170,001 2,430,001
Net Asset Value $ 52.05 $ 36.31 $ 39.96 $ 38.34 $ 36.49
(a) Includes securities on loan valued at: $ 32,542 $ 347,320 $ 622,327 $ 269,263 $ 9,165
(b) Cost of foreign cash: $ — $ — $ 550 $ — $ 42,910

98 :: NOVEMBER 30, 2023 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
MSCI Emerging
Markets Dividend
Growers ETF
MSCI Europe
Dividend Growers
ETF
MSCI
Transformational
Changes ETF
Nanotechnology
ETF
Nasdaq-100 Dorsey
Wright Momentum
ETF
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 15,634,692 $ 8,823,836 $ 8,728,220 $ 2,912,659 $ 9,088,678
Securities, at value
(a)
15,535,878 8,611,625 8,090,561 2,901,891 11,271,924
Repurchase Agreements, at value
— 23,907 22,008 — 18,709
Cash — — — 6,225 —
Foreign cash
(b)
5,523 2,867 1,006 426 —
Dividends and interest receivable 6,968 5,980 5,578 3,170 2,809
Receivable for security lending income — 43 — 773 —
Receivable for investments sold 6,263,067 1,493,479 1,565,682 — —
Reclaims receivable — 60,064 17,219 — —
Total Assets
21,811,436 10,197,965 9,702,054 2,912,485 11,293,442
LIABILITIES:
Cash overdraft 579,136 — 1,169 — —
Payable for investments purchased 6,099,572 1,485,061 1,573,659 — —
Payable for cash collateral received
from securities loaned — — — 36,308 —
Payable to Advisor 7,318 3,774 2,915 1,299 5,069
Trustee fees payable 128 69 68 22 87
Compliance services fees payable 78 43 55 12 54
Other liabilities 91,858
(c)
— — — —
Total Liabilities
6,778,090 1,488,947 1,577,866 37,641 5,210
NET ASSETS
$ 15,033,346 $ 8,709,018 $ 8,124,188 $ 2,874,844 $ 11,288,232
NET ASSETS CONSIST OF:
Paid in Capital $ 21,538,876 $ 10,312,055 $ 17,027,350 $ 3,156,788 $ 16,476,331
Distributable earnings (loss) (6,505,530) (1,603,037) (8,903,162) (281,944) (5,188,099)
NET ASSETS
$ 15,033,346 $ 8,709,018 $ 8,124,188 $ 2,874,844 $ 11,288,232
Shares (unlimited number of shares
authorized, no par value) 345,001 195,001 225,001 75,001 300,001
Net Asset Value $ 43.57 $ 44.66 $ 36.11 $ 38.33 $ 37.63
(a) Includes securities on loan valued at: $ — $ — $ — $ 47,534 $ —
(b) Cost of foreign cash: $ 5,529 $ 2,858 $ 988 $ 425 $ —
(c) Relates to payable for deferred India capital gains tax of $91,858.

STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2023 (UNAUDITED) :: 99
PROSHARES TRUST
See accompanying notes to the financial statements.
On-Demand ETF
Online Retail ETF
Pet Care ETF
Russell 2000
Dividend Growers
ETF
Russell U.S.
Dividend Growers
ETF
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 1,053,801
$ 131,059,922
$ 115,711,126
$ 766,057,692
$ 9,548,333
Securities, at value
(a)
611,124
100,189,572
78,521,430
759,990,589
8,934,800
Repurchase Agreements, at value
—
70,643
207,609
577,096
8,139
Cash
3,261
—
—
206,673
—
Foreign cash
(b)
70
—
5,356
—
—
Dividends and interest receivable
213
46,885
45,512
1,654,972
29,673
Receivable for security lending income
—
1,078
22
22,477
—
Receivable for investments sold
—
7,222,181
—
—
—
Reclaims receivable
—
—
184,511
—
—
Total Assets
614,668
107,530,359
78,964,440
762,451,807
8,972,612
LIABILITIES:
Payable for investments purchased
—
7,215,177
—
—
5,003
Payable for cash collateral received
from securities loaned
—
1,236,116
—
5,883,863
—
Payable to Advisor
283
45,232
31,463
245,269
2,512
Trustee fees payable
5
801
698
6,412
80
Compliance services fees payable
3
574
473
3,912
52
Other liabilities
2,508
(c)
—
600
(d)
—
—
Total Liabilities
2,799
8,497,900
33,234
6,139,456
7,647
NET ASSETS
$ 611,869
$ 99,032,459
$ 78,931,206
$ 756,312,351
$ 8,964,965
NET ASSETS CONSIST OF:
Paid in Capital
$ 1,770,253
$ 489,444,730
$ 180,145,271
$ 834,614,106
$ 9,409,697
Distributable earnings (loss)
(1,158,384)
(390,412,271)
(101,214,065)
(78,301,755)
(444,732)
NET ASSETS
$ 611,869
$ 99,032,459
$ 78,931,206
$ 756,312,351
$ 8,964,965
Shares (unlimited number of shares
authorized, no par value)
25,001
3,040,001
1,675,001
12,940,001
200,001
Net Asset Value
$ 24.47
$ 32.58
$ 47.12
$ 58.45
$ 44.82
(a) Includes securities on loan valued at:
$ —
$ 754,283
$ 178,587
$ 5,877,057
$ —
(b) Cost of foreign cash:
$ 68
$ —
$ 5,361
$ —
$ —
(c)
Relates to payable for deferred India capital gains tax of $2,508.
(d)
Relates to payable for deferred Thailand capital gains tax of $600.

100 :: NOVEMBER 30, 2023 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
S&P 500
®
Bond
ETF
S&P 500
®
Dividend
Aristocrats ETF
S&P 500
®
Ex-
Energy ETF
S&P 500
®
Ex-
Financials ETF
S&P 500
®
Ex-Health
Care ETF
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 11,809,724 $ 10,657,954,312 $ 34,795,779 $ 43,426,029 $ 16,282,580
Securities, at value
(a)
10,955,741 11,243,748,614 38,472,470 46,704,519 17,846,165
Repurchase Agreements, at value
90,015 6,893,435 53,992 18,725 10,971
Cash — 1,986 — — —
Dividends and interest receivable 118,015 37,736,586 54,735 76,489 28,964
Receivable for security lending income 9 — 1 2 2
Total Assets
11,163,780 11,288,380,621 38,581,198 46,799,735 17,886,102
LIABILITIES:
Payable for investments purchased — 6,014,223 — — —
Payable for cash collateral received
from securities loaned 46,395 — — 15 15
Payable to Advisor 1,332 3,140,599 2,471 3,104 1,175
Trustee fees payable 89 91,393 294 330 137
Compliance services fees payable 56 54,210 167 161 69
Total Liabilities
47,872 9,300,425 2,932 3,610 1,396
NET ASSETS
$ 11,115,908 $ 11,279,080,196 $ 38,578,266 $ 46,796,125 $ 17,884,706
NET ASSETS CONSIST OF:
Paid in Capital $ 14,303,948 $ 10,740,669,102 $ 35,086,871 $ 37,791,641 $ 15,877,259
Distributable earnings (loss) (3,188,040) 538,411,094 3,491,395 9,004,484 2,007,447
NET ASSETS
$ 11,115,908 $ 11,279,080,196 $ 38,578,266 $ 46,796,125 $ 17,884,706
Shares (unlimited number of shares
authorized, no par value) 150,001 123,800,001 395,001 475,001 185,001
Net Asset Value $ 74.11 $ 91.11 $ 97.67 $ 98.52 $ 96.67
(a) Includes securities on loan valued at: $ 44,515 $ — $ 7,242 $ 9,987 $ 3,319

STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2023 (UNAUDITED) :: 101
PROSHARES TRUST
See accompanying notes to the financial statements.
S&P 500
®
Ex-
Technology ETF
S&P Global Core
Battery Metals ETF
S&P Kensho
Cleantech ETF
S&P Kensho Smart
Factories ETF
S&P MidCap 400
®
Dividend Aristocrats
ETF
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 37,838,472 $ 2,993,809 $ 7,387,775 $ 882,191 $ 1,442,780,833
Securities, at value
(a)
38,455,690 2,238,633 4,938,877 871,017 1,470,170,187
Repurchase Agreements, at value
49,119 — — — 1,213,362
Cash — 9,198 14,416 2,608 —
Foreign cash
(b)
— 1,056 — — —
Dividends and interest receivable 74,042 3,800 11,704 795 4,071,857
Receivable for security lending income 2 46 1,028 157 39
Receivable for investments sold — — 723,884 — —
Reclaims receivable — 1,042 — — —
Total Assets
38,578,853 2,253,775 5,689,909 874,577 1,475,455,445
LIABILITIES:
Cash overdraft 1 — — — 1
Payable for investments purchased — — 721,132 — 1,000,469
Payable for cash collateral received
from securities loaned 5,915 69,174 402,599 23,630 —
Payable to Advisor 2,537 1,044 2,108 385 474,966
Trustee fees payable 295 19 44 7 12,440
Compliance services fees payable 144 12 28 4 7,357
Total Liabilities
8,892 70,249 1,125,911 24,026 1,495,233
NET ASSETS
$ 38,569,961 $ 2,183,526 $ 4,563,998 $ 850,551 $ 1,473,960,212
NET ASSETS CONSIST OF:
Paid in Capital $ 37,436,482 $ 3,107,636 $ 7,874,204 $ 1,482,290 $ 1,402,926,041
Distributable earnings (loss) 1,133,479 (924,110) (3,310,206) (631,739) 71,034,171
NET ASSETS
$ 38,569,961 $ 2,183,526 $ 4,563,998 $ 850,551 $ 1,473,960,212
Shares (unlimited number of shares
authorized, no par value) 520,001 75,001 200,001 25,001 21,290,001
Net Asset Value $ 74.17 $ 29.11 $ 22.82 $ 34.02 $ 69.23
(a) Includes securities on loan valued at: $ 8,967 $ 80,856 $ 718,982 $ 65,077 $ 392,843
(b) Cost of foreign cash: $ — $ 1,048 $ — $ — $ —

102 :: NOVEMBER 30, 2023 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
S&P Technology
Dividend Aristocrats
ETF
Smart Materials
ETF
Supply Chain
Logistics ETF
ASSETS:
Securities and Repurchase Agreements, at cost
$ 236,843,531 $ 1,721,774 $ 1,944,365
Securities, at value
(a)
249,947,573 1,555,772 1,889,516
Repurchase Agreements, at value
366,513 — —
Cash — 4,547 4,066
Foreign cash
(b)
— 367 804
Dividends and interest receivable 439,502 3,047 3,735
Receivable for security lending income 300 — —
Receivable for capital shares issued 5,883,820 — —
Reclaims receivable — 582 4,400
Total Assets
256,637,708 1,564,315 1,902,521
LIABILITIES:
Payable for investments purchased 5,818,713 — —
Payable for cash collateral received from securities loaned — 600 —
Payable to Advisor 83,257 721 880
Trustee fees payable 1,675 13 16
Compliance services fees payable 879 8 9
Other liabilities — — 200
(c)
Total Liabilities
5,904,524 1,342 1,105
NET ASSETS
$ 250,733,184 $ 1,562,973 $ 1,901,416
NET ASSETS CONSIST OF:
Paid in Capital $ 231,431,620 $ 2,112,472 $ 2,004,475
Distributable earnings (loss) 19,301,564 (549,499) (103,059)
NET ASSETS
$ 250,733,184 $ 1,562,973 $ 1,901,416
Shares (unlimited number of shares authorized, no par value) 3,820,001 50,001 50,001
Net Asset Value $ 65.64 $ 31.26 $ 38.03
(a) Includes securities on loan valued at: $ 3,033,188 $ 571 $ 630
(b) Cost of foreign cash: $ — $ 364 $ 792
(c) Relates to payable for deferred India capital gains tax of $200.

STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2023 (UNAUDITED) :: 103
PROSHARES TRUST
STATEMENTS OF OPERATIONS

104 :: FOR THE PERIODS ENDED NOVEMBER 30, 2023 (UNAUDITED) :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
Big Data Refiners
ETF
Decline of the
Retail Store ETF
DJ Brookfield
Global
Infrastructure
ETF
Equities for
Rising Rates ETF
Global Listed
Private Equity
ETF
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
INVESTMENT INCOME:
Dividends $ 2,223 $ — $ 2,946,829 $ 427,497 $ 331,434
Interest — 223,223 14,105 1,487 2,297
Securities lending income (Note 2) 246 — 28,736 11 843
Foreign withholding tax on income (241) — (177,978) — (3,758)
Total Investment Income
2,228 223,223 2,811,692 428,995 330,816
EXPENSES:
Advisory fees (Note 4) 10,014 31,435 317,130 58,252 21,854
Management Services fees (Note 4) — — — — 4,371
Professional fees — — — — 12,646
Administration fees (Note 5) — — — — 37,493
Custodian fees (Note 6) — — — — 3,123
Printing and Shareholder reports — — — — 1,651
Listing, Data and related fees (Note 7) — — — — 14,667
Trustees fees (Note 8) 41 121 1,756 417 110
Compliance services fees (Note 4) 17 63 866 309 62
Other fees — — — — 2,493
Total Gross Expenses before fees waived and/or
reimbursed
10,072 31,619 319,752 58,978 98,470
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) — — — — (72,248)
Total Net Expenses
10,072 31,619 319,752 58,978 26,222
Net Investment Income (Loss)
(7,844) 191,604 2,491,940 370,017 304,594
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities (166,824) — (374,957) (1,062,542) (701,928)
Expiration or closing of non-exchange traded swap
agreements — (293,318) — — —
In-kind redemptions of investments — — 812,833 158,695 (12,909)
Foreign currency transactions 38 — (2,412) — 345
Net realized gain (loss)
(166,786) (293,318) 435,464 (903,847) (714,492)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments 590,758 — 3,219,095 5,607,657 1,020,435
Non-exchange traded swap agreements — (189,559) — — —
Foreign currency translations 5 — 4,722 — 821
Change in net unrealized appreciation/depreciation
590,763 (189,559) 3,223,817 5,607,657 1,021,256
Net realized and unrealized gain (loss)
423,977 (482,877) 3,659,281 4,703,810 306,764
Change in Net Assets Resulting from Operations
$ 416,133 $ (291,273) $ 6,151,221 $ 5,073,827 $ 611,358

STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2023 (UNAUDITED) :: 105
PROSHARES TRUST
See accompanying notes to the financial statements
Hedge
Replication ETF
High Yield-
Interest Rate
Hedged
Inflation
Expectations
ETF
Investment
Grade-Interest
Rate Hedged
K-1 Free Crude
Oil Strategy
ETF
(a)
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
INVESTMENT INCOME:
Dividends
$ 38,569
$ —
$ —
$ —
$ —
Interest
723,005
4,024,769
829,724
8,265,761
2,511,127
Securities lending income (Note 2)
—
13,521
—
5,038
—
Foreign withholding tax on income
(82)
—
—
—
—
Total Investment Income
761,492
4,038,290
829,724
8,270,799
2,511,127
EXPENSES:
Advisory fees (Note 4)
122,082
291,526
96,369
446,837
367,293
Management Services fees (Note 4)
16,277
—
17,521
—
—
Professional fees
37,394
—
9,074
—
—
Administration fees (Note 5)
38,443
—
20,564
—
—
Custodian fees (Note 6)
78,486
—
778
—
—
Printing and Shareholder reports
1,626
—
582
—
—
Listing, Data and related fees (Note 7)
51,696
—
12,173
—
—
Trustees fees (Note 8)
401
1,434
437
3,682
1,357
Compliance services fees (Note 4)
213
724
249
2,227
615
Other fees
2,895
—
3,014
—
20,786
(b)
Total Gross Expenses before fees waived and/or
reimbursed
349,513
293,684
160,761
452,746
390,051
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4)
(194,876)
—
(108,193)
—
—
Total Net Expenses
154,637
293,684
52,568
452,746
390,051
Net Investment Income (Loss)
606,855
3,744,606
777,156
7,818,053
2,121,076
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities
121,294
(467,013)
—
(4,466,771)
—
Expiration or closing of futures contracts
(14,291)
3,240,571
—
19,573,970
7,696,033
Expiration or closing of non-exchange traded swap
agreements
(549,040)
—
2,814,213
—
—
In-kind redemptions of investments
—
(162,436)
—
(188,378)
—
Net realized gain (loss)
(442,037)
2,611,122
2,814,213
14,918,821
7,696,033
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments
46,908
3,287,905
—
(678,942)
—
Futures contracts
(28,676)
251,040
—
4,202,960
3,682,970
Non-exchange traded swap agreements
466,339
—
(2,332,946)
—
—
Change in net unrealized appreciation/depreciation
484,571
3,538,945
(2,332,946)
3,524,018
3,682,970
Net realized and unrealized gain (loss)
42,534
6,150,067
481,267
18,442,839
11,379,003
Change in Net Assets Resulting from Operations
$ 649,389
$ 9,894,673
$ 1,258,423
$ 26,260,892
$ 13,500,079
(a)
Consolidated Statement of Operations.
(b)
Includes futures account fees in the amount of $20,786.
A

106 :: FOR THE PERIODS ENDED NOVEMBER 30, 2023 (UNAUDITED) :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
Large Cap Core
Plus
Long Online /
Short Stores ETF Merger ETF Metaverse ETF
MSCI EAFE
Dividend
Growers ETF
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
INVESTMENT INCOME:
Dividends $ 3,247,825 $ 45,256 $ 83,943 $ 33,972 $ 1,076,015
Interest 130,216 8,244 192,043 — 4,323
Securities lending income (Note 2) 2,517 7,897 2,234 18,912 3,649
Foreign withholding tax on income (3,532) — (1,459) (98) (53,327)
Total Investment Income
3,377,026 61,397 276,761 52,786 1,030,660
EXPENSES:
Advisory fees (Note 4) 884,576 75,091 65,993 18,424 226,527
Management Services fees (Note 4) — — 8,799 — —
Professional fees — — 8,995 — —
Administration fees (Note 5) — — 37,493 — —
Custodian fees (Note 6) — — 512 — —
Listing, Data and related fees (Note 7) — — 16,204 — —
Trustees fees (Note 8) 4,796 283 221 77 1,111
Compliance services fees (Note 4) 2,444 125 149 38 552
Other fees — — 1,349 — —
Total Gross Expenses before fees waived and/or
reimbursed
891,816 75,499 139,715 18,539 228,190
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) — — (73,710) — —
Total Net Expenses
891,816 75,499 66,005 18,539 228,190
Net Investment Income (Loss)
2,485,210 (14,102) 210,756 34,247 802,470
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities 1,345,380 (2,331,480) (208,218) 166,007 (2,422,305)
Expiration or closing of non-exchange traded swap
agreements 5,375,591 1,681,413 798 — —
In-kind redemptions of investments 12,329,255 317,023 — — 282,886
Foreign currency transactions — — 48 — (22,598)
Settlement of forward foreign currency contracts — — 37,034 — —
Net realized gain (loss)
19,050,226 (333,044) (170,338) 166,007 (2,162,017)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments 16,432,867 4,084,882 648,364 155,993 1,357,915
Non-exchange traded swap agreements (489,435) (1,463,499) 49,093 — —
Forward foreign currency contracts — — (72,680) — —
Foreign currency translations — — 40 — 38,210
Change in net unrealized appreciation/depreciation
15,943,432 2,621,383 624,817 155,993 1,396,125
Net realized and unrealized gain (loss)
34,993,658 2,288,339 454,479 322,000 (765,892)
Change in Net Assets Resulting from Operations
$ 37,478,868 $ 2,274,237 $ 665,235 $ 356,247 $ 36,578

STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2023 (UNAUDITED) :: 107
PROSHARES TRUST
See accompanying notes to the financial statements
MSCI Emerging
Markets Dividend
Growers ETF
MSCI Europe
Dividend
Growers ETF
MSCI
Transformational
Changes ETF
Nanotechnology
ETF
Nasdaq-100
Dorsey Wright
Momentum ETF
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
INVESTMENT INCOME:
Dividends $ 324,112 $ 73,927 $ 43,135 $ 11,977 $ 17,454
Interest 4,247 747 — — 448
Securities lending income (Note 2) 6 1,423 — 3,692 —
Foreign withholding tax on income (29,124) (5,739) (1,475) (897) (170)
Total Investment Income
299,241 70,358 41,660 14,772 17,732
EXPENSES:
Advisory fees (Note 4) 47,238 23,420 18,959 8,086 31,105
Trustees fees (Note 8) 193 104 104 34 131
Compliance services fees (Note 4) 96 55 80 15 73
Total Expenses
47,527 23,579 19,143 8,135 31,309
Net Investment Income (Loss)
251,714 46,779 22,517 6,637 (13,577)
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities (1,000,469)
(a)
(217,995) (373,695)
(b)
(71,841) 114,697
In-kind redemptions of investments 3,439 — — — 165,107
Foreign currency transactions (214) (716) 96 139 —
Net realized gain (loss)
(997,244) (218,711) (373,599) (71,702) 279,804
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments 182,769
(c)
426,861 818,281 141,354 984,817
Foreign currency translations 975 2,849 (39) 20 —
Change in net unrealized appreciation/depreciation
183,744 429,710 818,242 141,374 984,817
Net realized and unrealized gain (loss)
(813,500) 210,999 444,643 69,672 1,264,621
Change in Net Assets Resulting from Operations
$ (561,786) $ 257,778 $ 467,160 $ 76,309 $ 1,251,044
(a) Net of India capital gains tax of $30,554.
(b) Net of India capital gains tax of $(9).
(c) Net of deferred India capital gain tax of $9,697.

108 :: FOR THE PERIODS ENDED NOVEMBER 30, 2023 (UNAUDITED) :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
On-Demand ETF Online Retail ETF Pet Care ETF
Russell 2000
Dividend
Growers ETF
Russell U.S.
Dividend
Growers ETF
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
INVESTMENT INCOME:
Dividends $ 1,040 $ 202,467 $ 412,933 $ 14,076,571 $ 145,011
Interest — 1,866 5,655 35,220 418
Securities lending income (Note 2) 8 41,547 3,000 118,431 259
Total Investment Income
1,048 245,880 421,588 14,230,222 145,688
EXPENSES:
Advisory fees (Note 4) 1,671 283,605 219,248 1,582,556 17,542
Trustees fees (Note 8) 7 1,200 1,083 9,681 124
Compliance services fees (Note 4) 5 887 641 4,811 65
Total Expenses
1,683 285,692 220,972 1,597,048 17,731
Net Investment Income (Loss)
(635) (39,812) 200,616 12,633,174 127,957
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities (23,204) (35,088,200) (13,495,924)
(a)
(11,006,665) (36,541)
In-kind redemptions of investments — 1,599,475 (271,157) 7,248,098 161,034
Foreign currency transactions (2) — (1,323) — —
Net realized gain (loss)
(23,206) (33,488,725) (13,768,404) (3,758,567) 124,493
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments 84,456
(b)
44,173,759 12,512,334
(c)
23,837,649 (26,159)
Foreign currency translations 20 — 8,080 — —
Change in net unrealized appreciation/depreciation
84,476 44,173,759 12,520,414 23,837,649 (26,159)
Net realized and unrealized gain (loss)
61,270 10,685,034 (1,247,990) 20,079,082 98,334
Change in Net Assets Resulting from Operations
$ 60,635 $ 10,645,222 $ (1,047,374) $ 32,712,256 $ 226,291
(a) Net of Thailand capital gains tax of $5.
(b) Net of deferred India capital gain tax of $(2,321).
(c) Net of deferred Thailand capital gains tax of $(600).

STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2023 (UNAUDITED) :: 109
PROSHARES TRUST
See accompanying notes to the financial statements
S&P 500
®
Bond
ETF
S&P 500
®
Dividend
Aristocrats ETF
S&P 500
®
Ex-
Energy ETF
S&P 500
®
Ex-
Financials ETF
S&P 500
®
Ex-
Health Care ETF
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
INVESTMENT INCOME:
Dividends $ — $ 151,244,205 $ 280,127 $ 316,388 $ 136,719
Interest 255,512 410,294 1,619 1,874 760
Securities lending income (Note 2) 159 144,186 432 579 11
Foreign withholding tax on income — — (118) (148) (61)
Total Investment Income
255,671 151,798,685 282,060 318,693 137,429
EXPENSES:
Advisory fees (Note 4) 8,204 19,723,163 23,808 26,925 11,168
Trustees fees (Note 8) 135 137,964 443 507 213
Compliance services fees (Note 4) 74 64,881 193 171 73
Total Gross Expenses before fees waived and/or
reimbursed
8,413 19,926,008 24,444 27,603 11,454
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) — — (7,954) (8,953) (3,718)
Total Net Expenses
8,413 19,926,008 16,490 18,650 7,736
Net Investment Income (Loss)
247,258 131,872,677 265,570 300,043 129,693
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities (424,225) (12,597,235) (84,173) (51,523) (29,547)
In-kind redemptions of investments — 87,109,939 227,363 1,459,950 484,381
Net realized gain (loss)
(424,225) 74,512,704 143,190 1,408,427 454,834
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments 316,401 334,202,801 3,098,757 2,210,889 1,167,149
Change in net unrealized appreciation/depreciation
316,401 334,202,801 3,098,757 2,210,889 1,167,149
Net realized and unrealized gain (loss)
(107,824) 408,715,505 3,241,947 3,619,316 1,621,983
Change in Net Assets Resulting from Operations
$ 139,434 $ 540,588,182 $ 3,507,517 $ 3,919,359 $ 1,751,676

110 :: FOR THE PERIODS ENDED NOVEMBER 30, 2023 (UNAUDITED) :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
S&P 500
®
Ex-
Technology ETF
S&P Global Core
Battery Metals
ETF
S&P Kensho
Cleantech ETF
S&P Kensho
Smart Factories
ETF
S&P MidCap
400
®
Dividend
Aristocrats ETF
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
INVESTMENT INCOME:
Dividends $ 350,232 $ 48,893 $ 20,133 $ 3,094 $ 22,937,684
Interest 1,540 — — — 62,610
Securities lending income (Note 2) 594 116 8,447 1,919 5,832
Foreign withholding tax on income (49) (4,177) — (42) —
Total Investment Income
352,317 44,832 28,580 4,971 23,006,126
EXPENSES:
Advisory fees (Note 4) 23,544 7,432 16,274 2,502 3,067,681
Trustees fees (Note 8) 441 32 69 10 18,705
Compliance services fees (Note 4) 153 14 32 6 8,696
Total Gross Expenses before fees waived and/or
reimbursed
24,138 7,478 16,375 2,518 3,095,082
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (7,833) — — — —
Total Net Expenses
16,305 7,478 16,375 2,518 3,095,082
Net Investment Income (Loss)
336,012 37,354 12,205 2,453 19,911,044
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities (342,520) (135,254) (219,727) (10,410) (967,667)
In-kind redemptions of investments 946,370 — — — 21,232,190
Foreign currency transactions — (1,282) — — —
Net realized gain (loss)
603,850 (136,536) (219,727) (10,410) 20,264,523
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments 1,582,219 (342,111) (1,378,435) (4,770) 25,217,873
Foreign currency translations — 126 — — —
Change in net unrealized appreciation/depreciation
1,582,219 (341,985) (1,378,435) (4,770) 25,217,873
Net realized and unrealized gain (loss)
2,186,069 (478,521) (1,598,162) (15,180) 45,482,396
Change in Net Assets Resulting from Operations
$ 2,522,081 $ (441,167) $ (1,585,957) $ (12,727) $ 65,393,440

STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2023 (UNAUDITED) :: 111
PROSHARES TRUST
See accompanying notes to the financial statements
S&P Technology
Dividend
Aristocrats ETF
Smart Materials
ETF
Supply Chain
Logistics ETF
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
INVESTMENT INCOME:
Dividends $ 1,870,767 $ 11,507 $ 51,518
Interest 10,379 — —
Securities lending income (Note 2) 1,822 113 32
Foreign withholding tax on income — (206) (8,575)
Total Investment Income
1,882,968 11,414 42,975
EXPENSES:
Advisory fees (Note 4) 459,741 4,596 5,585
Trustees fees (Note 8) 2,468 19 23
Compliance services fees (Note 4) 992 9 12
Total Expenses
463,201 4,624 5,620
Net Investment Income (Loss)
1,419,767 6,790 37,355
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities 563,178 (34,952) 18,079
In-kind redemptions of investments 1,736,550 — —
Foreign currency transactions — (477) (671)
Net realized gain (loss)
2,299,728 (35,429) 17,408
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Investments 9,896,371 53,636 50,772
(a)
Foreign currency translations — 37 291
Change in net unrealized appreciation/depreciation
9,896,371 53,673 51,063
Net realized and unrealized gain (loss)
12,196,099 18,244 68,471
Change in Net Assets Resulting from Operations
$ 13,615,866 $ 25,034 $ 105,826
(a) Net of deferred India capital gain tax of $(200).

112 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 113
PROSHARES TRUST
See accompanying notes to the financial statements.
Big Data Refiners ETF Decline of the Retail Store ETF
DJ Brookfield Global Infrastructure
ETF
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ (7,844) $ (3,102) $ 191,604 $ 332,569 $ 2,491,940 $ 4,167,856
Net realized gain (loss) (166,786) (789,056) (293,318) 5,184 435,464 8,199,702
Change in net unrealized
appreciation/depreciation 590,763 1,051,707 (189,559) (1,121,640) 3,223,817 (23,189,801)
Change in net assets resulting
from operations 416,133 259,549 (291,273) (783,887) 6,151,221 (10,822,243)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
— — (176,077) (187,532) (3,003,610) (4,680,554)
Total distributions — — (176,077) (187,532) (3,003,610) (4,680,554)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 723,822 612,992 3,380,130 19,500,440 12,244,044 72,305,501
Cost of shares redeemed — (598,980) (3,745,698) (17,754,425) (9,752,019) (64,912,191)
Change in net assets resulting
from capital transactions
723,822 14,012 (365,568) 1,746,015 2,492,025 7,393,310
Change in net assets 1,139,955 273,561 (832,918) 774,596 5,639,636 (8,109,487)
NET ASSETS:
Beginning of period $ 2,690,977 $ 2,417,416 $ 10,854,019 $ 10,079,423 $ 144,872,404 $ 152,981,891
End of period $ 3,830,932 $ 2,690,977 $ 10,021,101 $ 10,854,019 $ 150,512,040 $ 144,872,404
SHARE TRANSACTIONS:
Beginning of period 100,001 100,001 650,001 625,001 3,290,001 3,050,001
Issued — — 210,000 1,225,000 — —
Issued in-kind 25,000 25,000 — — 280,000 1,640,000
Redeemed — (25,000) (240,000) (1,200,000) — —
Redemption in-kind — — — — (220,000) (1,400,000)
Shares outstanding, end of period 125,001 100,001 620,001 650,001 3,350,001 3,290,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

114 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Equities for Rising Rates ETF Global Listed Private Equity ETF Hedge Replication ETF
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 370,017 $ 1,861,277 $ 304,594 $ 641,007 $ 606,855 $ 886,116
Net realized gain (loss) (903,847) (9,758,484) (714,492) (789,929) (442,037) (3,247,715)
Change in net unrealized
appreciation/depreciation 5,607,657 (5,988,481) 1,021,256 (415,578) 484,571 2,628,467
Change in net assets resulting
from operations 5,073,827 (13,885,688) 611,358 (564,500) 649,389 266,868
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(472,452) (2,031,654) (699,542) (384,382) (623,985) (368,969)
Total distributions (472,452) (2,031,654) (699,542) (384,382) (623,985) (368,969)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued — 13,955,232 — — — 5,696,634
Cost of shares redeemed (17,192,546) (63,865,822) (1,631,904) (3,562,196) (482,179) (16,609,967)
Change in net assets resulting
from capital transactions
(17,192,546) (49,910,590) (1,631,904) (3,562,196) (482,179) (10,913,333)
Change in net assets (12,591,171) (65,827,932) (1,720,088) (4,511,078) (456,775) (11,015,434)
NET ASSETS:
Beginning of period $ 39,102,633 $ 104,930,565 $ 9,682,478 $ 14,193,556 $ 32,846,423 $ 43,861,857
End of period $ 26,511,462 $ 39,102,633 $ 7,962,390 $ 9,682,478 $ 32,389,648 $ 32,846,423
SHARE TRANSACTIONS:
Beginning of period 860,001 1,930,001 350,001 480,001 685,000 915,000
Issued — — — — — 120,000
Issued in-kind — 260,000 — — — —
Redeemed (230,000) (160,000) — — (10,000) (340,000)
Redemption in-kind (110,000) (1,170,000) (60,000) (130,000) — (10,000)
Shares outstanding, end of period 520,001 860,001 290,001 350,001 675,000 685,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 115
PROSHARES TRUST
See accompanying notes to the financial statements.
High Yield-Interest Rate Hedged Inflation Expectations ETF
Investment Grade-Interest Rate
Hedged
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 3,744,606 $ 7,171,498 $ 777,156 $ 1,592,291 $ 7,818,053 $ 17,964,744
Net realized gain (loss) 2,611,122 (1,611,527) 2,814,213 (4,822,401) 14,918,821 (107,887,726)
Change in net unrealized
appreciation/depreciation 3,538,945 (2,733,003) (2,332,946) 2,796,236 3,524,018 103,796,289
Change in net assets resulting
from operations 9,894,673 2,826,968 1,258,423 (433,874) 26,260,892 13,873,307
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(3,754,627) (7,364,727) (787,208) (852,034) (7,922,343) (18,091,774)
Total distributions (3,754,627) (7,364,727) (787,208) (852,034) (7,922,343) (18,091,774)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 7,644,788 19,386,122 15,618,140 28,622,853 16,740,963 35,921,175
Cost of shares redeemed (4,614,289) (49,971,280) (22,736,251) (53,120,905) (60,418,109) (378,815,548)
Change in net assets resulting
from capital transactions
3,030,499 (30,585,158) (7,118,111) (24,498,052) (43,677,146) (342,894,373)
Change in net assets 9,170,545 (35,122,917) (6,646,896) (25,783,960) (25,338,597) (347,112,840)
NET ASSETS:
Beginning of period $ 110,713,070 $ 145,835,987 $ 37,502,119 $ 63,286,079 $ 318,011,625 $ 665,124,465
End of period $ 119,883,615 $ 110,713,070 $ 30,855,223 $ 37,502,119 $ 292,673,028 $ 318,011,625
SHARE TRANSACTIONS:
Beginning of period 1,875,001 2,400,001 1,150,001 1,930,001 4,450,001 9,350,001
Issued 25,000 — 450,000 860,000 75,000 75,000
Issued in-kind 100,000 325,000 — — 150,000 425,000
Redeemed — — (680,000) (1,640,000) (725,000) (925,000)
Redemption in-kind (75,000) (850,000) — — (100,000) (4,475,000)
Shares outstanding, end of period 1,925,001 1,875,001 920,001 1,150,001 3,850,001 4,450,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

116 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
K-1 Free Crude Oil Strategy ETF
(a)
Large Cap Core Plus Long Online /Short Stores ETF
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 2,121,076 $ 630,788 $ 2,485,210 $ 6,093,430 $ (14,102) $ (29,821)
Net realized gain (loss) 7,696,033 (6,028,301) 19,050,226 (8,761,505) (333,044) (18,829,606)
Change in net unrealized
appreciation/depreciation 3,682,970 (25,455,035) 15,943,432 (14,363,858) 2,621,383 16,954,049
Change in net assets resulting
from operations 13,500,079 (30,852,548) 37,478,868 (17,031,933) 2,274,237 (1,905,378)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(5,417,936) (8,306,944) (2,288,920) (5,817,785) — —
Tax return of capital — (768,229) — — — —
Total distributions (5,417,936) (9,075,173) (2,288,920) (5,817,785) — —
CAPITAL TRANSACTIONS (b):
Proceeds from shares issued 81,941,677 72,187,678 1,471,562 28,965,198 — 10,144,358
Cost of shares redeemed (43,360,849) (48,010,056) (48,747,610) (76,913,919) (2,461,629) (8,230,270)
Change in net assets resulting
from capital transactions
38,580,828 24,177,622 (47,276,048) (47,948,721) (2,461,629) 1,914,088
Change in net assets 46,662,971 (15,750,099) (12,086,100) (70,798,439) (187,392) 8,710
NET ASSETS:
Beginning of period $ 86,064,330 $ 101,814,429 $ 404,574,782 $ 475,373,221 $ 21,789,305 $ 21,780,595
End of period $ 132,727,301 $ 86,064,330 $ 392,488,682 $ 404,574,782 $ 21,601,913 $ 21,789,305
SHARE TRANSACTIONS:
Beginning of period 2,209,034 1,734,034 8,480,000 9,530,000 665,001 585,001
Issued 1,750,000 1,550,000 — — — —
Issued in-kind — — 30,000 620,000 — 320,000
Redeemed (975,000) (1,075,000) — — — —
Redemption in-kind — — (970,000) (1,670,000) (70,000) (240,000)
Shares outstanding, end of period 2,984,034 2,209,034 7,540,000 8,480,000 595,001 665,001
(a) Consolidated Statement of Changes in Net Assets.
(b) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 117
PROSHARES TRUST
See accompanying notes to the financial statements.
Merger ETF Metaverse ETF MSCI EAFE Dividend Growers ETF
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 210,756 $ 240,709 $ 34,247 $ 33,602 $ 802,470 $ 1,810,689
Net realized gain (loss) (170,338) 1,618,079 166,007 (842,016) (2,162,017) (6,875,075)
Change in net unrealized
appreciation/depreciation 624,817 (3,398,310) 155,993 784,169 1,396,125 4,689,440
Change in net assets resulting
from operations 665,235 (1,539,522) 356,247 (24,245) 36,578 (374,946)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(77,551) (120,656) (34,354) (24,393) (1,530,003) (1,649,231)
Tax return of capital — — — (3,575) — —
Total distributions (77,551) (120,656) (34,354) (27,968) (1,530,003) (1,649,231)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 12,953,727 8,000,167 — 364,906 — 1,505,660
Cost of shares redeemed (14,971,764) (63,335,765) — (1,939,128) (3,017,730) (13,697,515)
Change in net assets resulting
from capital transactions
(2,018,037) (55,335,598) — (1,574,222) (3,017,730) (12,191,855)
Change in net assets (1,430,353) (56,995,776) 321,893 (1,626,435) (4,511,155) (14,216,032)
NET ASSETS:
Beginning of period $ 13,419,788 $ 70,415,564 $ 6,195,119 $ 7,821,554 $ 93,186,062 $ 107,402,094
End of period $ 11,989,435 $ 13,419,788 $ 6,517,012 $ 6,195,119 $ 88,674,907 $ 93,186,062
SHARE TRANSACTIONS:
Beginning of period 350,001 1,750,001 170,001 220,001 2,520,001 2,880,001
Issued in-kind 325,000 200,000 — 10,000 — 40,000
Redeemed (375,000) — — — — —
Redemption in-kind — (1,600,000) — (60,000) (90,000) (400,000)
Shares outstanding, end of period 300,001 350,001 170,001 170,001 2,430,001 2,520,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

118 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
MSCI Emerging Markets Dividend
Growers ETF MSCI Europe Dividend Growers ETF
MSCI Transformational Changes
ETF
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 251,714 $ 385,306 $ 46,779 $ 178,316 $ 22,517 $ 96,829
Net realized gain (loss) (997,244) (2,126,477) (218,711) (82,425) (373,599) (4,333,910)
Change in net unrealized
appreciation/depreciation 183,744 669,488 429,710 (178,139) 818,242 3,281,781
Change in net assets resulting
from operations (561,786) (1,071,683) 257,778 (82,248) 467,160 (955,300)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(101,752) (574,797) (148,297) (209,744) (42,951) (167,596)
Total distributions (101,752) (574,797) (148,297) (209,744) (42,951) (167,596)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued — 834,133 — — — —
Cost of shares redeemed (446,134) (468,495) — (4,847,643) (2,759,560) (18,093,991)
Change in net assets resulting
from capital transactions
(446,134) 365,638 — (4,847,643) (2,759,560) (18,093,991)
Change in net assets (1,109,672) (1,280,842) 109,481 (5,139,635) (2,335,351) (19,216,887)
NET ASSETS:
Beginning of period $ 16,143,018 $ 17,423,860 $ 8,599,537 $ 13,739,172 $ 10,459,539 $ 29,676,426
End of period $ 15,033,346 $ 16,143,018 $ 8,709,018 $ 8,599,537 $ 8,124,188 $ 10,459,539
SHARE TRANSACTIONS:
Beginning of period 355,001 345,001 195,001 315,001 300,001 850,001
Issued in-kind — 20,000 — — — —
Redeemed — — — — (75,000) —
Redemption in-kind (10,000) (10,000) — (120,000) — (550,000)
Shares outstanding, end of period 345,001 355,001 195,001 195,001 225,001 300,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 119
PROSHARES TRUST
See accompanying notes to the financial statements.
Nanotechnology ETF
Nasdaq-100 Dorsey Wright
Momentum ETF On-Demand ETF
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 6,637 $ 10,471 $ (13,577) $ 32,884 $ (635) $ (3,157)
Net realized gain (loss) (71,702) (76,030) 279,804 (3,239,294) (23,206) (413,805)
Change in net unrealized
appreciation/depreciation 141,374 331,631 984,817 2,288,019 84,476 422,833
Change in net assets resulting
from operations 76,309 266,072 1,251,044 (918,391) 60,635 5,871
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(4,076) (10,279) — (45,101) — —
Tax return of capital — — — (2,911) — —
Total distributions (4,076) (10,279) — (48,012) — —
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued — — 689,360 999,860 — —
Cost of shares redeemed — — (1,066,248) (8,096,165) — (541,263)
Change in net assets resulting
from capital transactions
— — (376,888) (7,096,305) — (541,263)
Change in net assets 72,233 255,793 874,156 (8,062,708) 60,635 (535,392)
NET ASSETS:
Beginning of period $ 2,802,611 $ 2,546,818 $ 10,414,076 $ 18,476,784 $ 551,234 $ 1,086,626
End of period $ 2,874,844 $ 2,802,611 $ 11,288,232 $ 10,414,076 $ 611,869 $ 551,234
SHARE TRANSACTIONS:
Beginning of period 75,001 75,001 310,001 540,001 25,001 50,001
Issued in-kind — — 20,000 30,000 — —
Redeemed — — — (50,000) — —
Redemption in-kind — — (30,000) (210,000) — (25,000)
Shares outstanding, end of period 75,001 75,001 300,001 310,001 25,001 25,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

120 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Online Retail ETF Pet Care ETF Russell 2000 Dividend Growers ETF
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ (39,812) $ (369,681) $ 200,616 $ 507,991 $ 12,633,174 $ 21,618,122
Net realized gain (loss) (33,488,725) (290,076,876) (13,768,404) (46,892,346) (3,758,567) (5,873,784)
Change in net unrealized
appreciation/depreciation 44,173,759 252,120,952 12,520,414 22,751,401 23,837,649 (79,258,110)
Change in net assets resulting
from operations 10,645,222 (38,325,605) (1,047,374) (23,632,954) 32,712,256 (63,513,772)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
— — (256,861) (609,533) (10,898,190) (21,036,742)
Total distributions — — (256,861) (609,533) (10,898,190) (21,036,742)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 7,179,271 71,190,880 — 1,291,293 15,594,321 117,056,558
Cost of shares redeemed (12,569,772) (260,190,392) (10,467,015) (59,734,610) (57,927,119) (120,587,898)
Change in net assets resulting
from capital transactions
(5,390,501) (188,999,512) (10,467,015) (58,443,317) (42,332,798) (3,531,340)
Change in net assets 5,254,721 (227,325,117) (11,771,250) (82,685,804) (20,518,732) (88,081,854)
NET ASSETS:
Beginning of period $ 93,777,738 $ 321,102,855 $ 90,702,456 $ 173,388,260 $ 776,831,083 $ 864,912,937
End of period $ 99,032,459 $ 93,777,738 $ 78,931,206 $ 90,702,456 $ 756,312,351 $ 776,831,083
SHARE TRANSACTIONS:
Beginning of period 3,190,001 9,210,001 1,900,001 3,050,001 13,690,001 13,860,001
Issued in-kind 220,000 2,080,000 — 25,000 260,000 1,890,000
Redeemed — (250,000) — — — —
Redemption in-kind (370,000) (7,850,000) (225,000) (1,175,000) (1,010,000) (2,060,000)
Shares outstanding, end of period 3,040,001 3,190,001 1,675,001 1,900,001 12,940,001 13,690,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 121
PROSHARES TRUST
See accompanying notes to the financial statements.
Russell U.S. Dividend Growers ETF S&P 500
®
Bond ETF S&P 500
®
Dividend Aristocrats ETF
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 127,957 $ 274,938 $ 247,258 $ 447,402 $ 131,872,677 $ 225,279,390
Net realized gain (loss) 124,493 278,754 (424,225) (2,407,270) 74,512,704 (73,667,112)
Change in net unrealized
appreciation/depreciation (26,159) (825,470) 316,401 1,489,795 334,202,801 (433,873,050)
Change in net assets resulting
from operations 226,291 (271,778) 139,434 (470,073) 540,588,182 (282,260,772)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(116,957) (277,603) (241,375) (451,442) (120,854,062) (206,801,197)
Total distributions (116,957) (277,603) (241,375) (451,442) (120,854,062) (206,801,197)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued — 1,804,842 — — 451,789,412 1,453,070,129
Cost of shares redeemed (1,772,548) (4,319,426) — (7,573,019) (323,888,230) (476,092,873)
Change in net assets resulting
from capital transactions
(1,772,548) (2,514,584) — (7,573,019) 127,901,182 976,977,256
Change in net assets (1,663,214) (3,063,965) (101,941) (8,494,534) 547,635,302 487,915,287
NET ASSETS:
Beginning of period $ 10,628,179 $ 13,692,144 $ 11,217,849 $ 19,712,383 $ 10,731,444,894 $ 10,243,529,607
End of period $ 8,964,965 $ 10,628,179 $ 11,115,908 $ 11,217,849 $ 11,279,080,196 $ 10,731,444,894
SHARE TRANSACTIONS:
Beginning of period 240,001 290,001 150,001 250,001 122,450,001 111,400,001
Issued in-kind — 40,000 — — 4,900,000 16,350,000
Redemption in-kind (40,000) (90,000) — (100,000) (3,550,000) (5,300,000)
Shares outstanding, end of period 200,001 240,001 150,001 150,001 123,800,001 122,450,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

122 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
S&P 500
®
Ex-Energy ETF S&P 500
®
Ex-Financials ETF S&P 500
®
Ex-Health Care ETF
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 265,570 $ 423,179 $ 300,043 $ 191,220 $ 129,693 $ 100,334
Net realized gain (loss) 143,190 (181,364) 1,408,427 (112,573) 454,834 28,935
Change in net unrealized
appreciation/depreciation 3,098,757 1,516,509 2,210,889 1,097,565 1,167,149 452,700
Change in net assets resulting
from operations 3,507,517 1,758,324 3,919,359 1,176,212 1,751,676 581,969
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(246,994) (386,369) (225,514) (131,457) (102,821) (77,399)
Total distributions (246,994) (386,369) (225,514) (131,457) (102,821) (77,399)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 969,434 10,470,377 11,423,317 29,027,110 1,928,995 12,666,956
Cost of shares redeemed (944,335) (2,441,509) (5,811,123) (861,105) (1,883,872) (845,635)
Change in net assets resulting
from capital transactions
25,099 8,028,868 5,612,194 28,166,005 45,123 11,821,321
Change in net assets 3,285,622 9,400,823 9,306,039 29,210,760 1,693,978 12,325,891
NET ASSETS:
Beginning of period $ 35,292,644 $ 25,891,821 $ 37,490,086 $ 8,279,326 $ 16,190,728 $ 3,864,837
End of period $ 38,578,266 $ 35,292,644 $ 46,796,125 $ 37,490,086 $ 17,884,706 $ 16,190,728
SHARE TRANSACTIONS:
Beginning of period 395,001 295,001 415,001 95,001 185,001 45,001
Issued in-kind 10,000 130,000 120,000 330,000 20,000 150,000
Redemption in-kind (10,000) (30,000) (60,000) (10,000) (20,000) (10,000)
Shares outstanding, end of period 395,001 395,001 475,001 415,001 185,001 185,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 123
PROSHARES TRUST
See accompanying notes to the financial statements.
S&P 500
®
Ex-Technology ETF S&P Global Core Battery Metals ETF S&P Kensho Cleantech ETF
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
November
29, 2022*
through  May 31,
2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 336,012 $ 218,305 $ 37,354 $ 35,904 $ 12,205 $ (13,380)
Net realized gain (loss) 603,850 (203,905) (136,536) (58,090) (219,727) (223,985)
Change in net unrealized
appreciation/depreciation 1,582,219 (354,947) (341,985) (413,171) (1,378,435) (387,417)
Change in net assets resulting
from operations 2,522,081 (340,547) (441,167) (435,357) (1,585,957) (624,782)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(249,984) (173,598) (42,616) (4,970) — —
Total distributions (249,984) (173,598) (42,616) (4,970) — —
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 11,201,098 22,066,015 — 4,009,254 — 4,601,065
Cost of shares redeemed (5,112,718) (681,901) — (901,618) — (882,108)
Change in net assets resulting
from capital transactions
6,088,380 21,384,114 — 3,107,636 — 3,718,957
Change in net assets 8,360,477 20,869,969 (483,783) 2,667,309 (1,585,957) 3,094,175
NET ASSETS:
Beginning of period $ 30,209,484 $ 9,339,515 $ 2,667,309 $ — $ 6,149,955 $ 3,055,780
End of period $ 38,569,961 $ 30,209,484 $ 2,183,526 $ 2,667,309 $ 4,563,998 $ 6,149,955
SHARE TRANSACTIONS:
Beginning of period 440,001 130,001 75,001 — 200,001 100,001
Issued — — — 100,001 — —
Issued in-kind 150,000 320,000 — — — 125,000
Redemption in-kind (70,000) (10,000) — (25,000) — (25,000)
Shares outstanding, end of period 520,001 440,001 75,001 75,001 200,001 200,001
* Commencement of investment operations.
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

124 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
S&P Kensho Smart Factories ETF
S&P MidCap 400
®
Dividend
Aristocrats ETF
S&P Technology Dividend
Aristocrats ETF
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 2,453 $ 1,608 $ 19,911,044 $ 34,927,201 $ 1,419,767 $ 1,939,062
Net realized gain (loss) (10,410) (685,361) 20,264,523 47,432,948 2,299,728 3,682,373
Change in net unrealized
appreciation/depreciation (4,770) 643,987 25,217,873 (156,613,306) 9,896,371 3,233,200
Change in net assets resulting
from operations (12,727) (39,766) 65,393,440 (74,253,157) 13,615,866 8,854,635
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(2,431) (3,905) (16,771,827) (33,473,129) (1,185,201) (1,844,774)
Tax return of capital — (494) — — — —
Total distributions (2,431) (4,399) (16,771,827) (33,473,129) (1,185,201) (1,844,774)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued — — 31,651,820 783,558,585 76,068,121 99,181,739
Cost of shares redeemed — (1,513,019) (121,444,590) (265,927,220) (9,721,131) (43,796,181)
Change in net assets resulting
from capital transactions
— (1,513,019) (89,792,770) 517,631,365 66,346,990 55,385,558
Change in net assets (15,158) (1,557,184) (41,171,157) 409,905,079 78,777,655 62,395,419
NET ASSETS:
Beginning of period $ 865,709 $ 2,422,893 $ 1,515,131,369 $ 1,105,226,290 $ 171,955,529 $ 109,560,110
End of period $ 850,551 $ 865,709 $ 1,473,960,212 $ 1,515,131,369 $ 250,733,184 $ 171,955,529
SHARE TRANSACTIONS:
Beginning of period 25,001 75,001 22,650,001 15,360,001 2,800,001 1,860,001
Issued in-kind — — 450,000 11,200,000 1,170,000 1,690,000
Redeemed — (50,000) — — — —
Redemption in-kind — — (1,810,000) (3,910,000) (150,000) (750,000)
Shares outstanding, end of period 25,001 25,001 21,290,001 22,650,001 3,820,001 2,800,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 125
PROSHARES TRUST
See accompanying notes to the financial statements.
Smart Materials ETF Supply Chain Logistics ETF
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 6,790 $ 19,405 $ 37,355 $ 79,299
Net realized gain (loss) (35,429) (219,118) 17,408 (67,847)
Change in net unrealized appreciation/depreciation 53,673 (4,662) 51,063 (103,227)
Change in net assets resulting from operations 25,034 (204,375) 105,826 (91,775)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(9,548) (16,168) (64,698) (53,681)
Total distributions (9,548) (16,168) (64,698) (53,681)
CAPITAL TRANSACTIONS (a):
Change in net assets 15,486 (220,543) 41,128 (145,456)
NET ASSETS:
Beginning of period $ 1,547,487 $ 1,768,030 $ 1,860,288 $ 2,005,744
End of period $ 1,562,973 $ 1,547,487 $ 1,901,416 $ 1,860,288
SHARE TRANSACTIONS:
Beginning of period 50,001 50,001 50,001 50,001
Shares outstanding, end of period 50,001 50,001 50,001 50,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

126 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
FINANCIAL HIGHLIGHTS

127 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Big Data Refiners ETF
Six Months ended
November 30,
2023 (Unaudited)
$ 26.91 $ (0.06) $ 3.80 $ — $ 3.74 $ — $ — $ — $ — $ 30.65 13.89% 14.10% 0.58% 0.58% (0.45) % (0.45) % $ 3,831 16%
Year ended
May 31, 2023
24.17 (0.04) 2.78 — (h) 2.74 — — — — 26.91 11.32 11.23 0.58 0.58 (0.16) (0.16) 2,691 33
September 29,
2021
*
through
May 31, 2022
40.00 (0.12) (15.71) — (15.83) — — — — 24.17 (39.57) (39.43) 0.58 0.58 (0.51) (0.51) 2,417 25
Decline of the Retail Store ETF
Six Months ended
November 30,
2023 (Unaudited)
16.70 0.32 (0.57) — (0.25) (0.29) — — (0.29) 16.16 (1.47) (1.32) 0.65 0.65 3.96 3.96 10,021 —
Year ended
May 31, 2023
16.13 0.31 0.46 (i) — 0.77 (0.20) — — (0.20) 16.70 4.95 4.68 0.65 0.65 2.06 2.06 10,854 —
Year ended
May 31, 2022
16.50 (0.09) (0.28) — (0.37) — — — — 16.13 (2.25) (2.12) 0.65 0.65 (0.58) (0.58) 10,079 —
Year ended
May 31, 2021
34.39 (0.16) (17.73) — (17.89) — — — — 16.50 (52.02) (51.88) 0.65 0.65 (0.64) (0.64) 7,424 —
Year ended
May 31, 2020
39.55 0.03 (4.96) — (4.93) (0.21) — (0.02)# (0.23) 34.39 (12.50) (12.75) 0.66 0.66 0.07 0.07 36,107 —
Year ended
May 31, 2019
33.98 0.25 5.57 (i) — 5.82 (0.25) — — (0.25) 39.55 17.29 17.27 0.65 0.65 0.77 0.77 5,933 —
* Commencement of investment operations.

128 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
DJ Brookfield Global Infrastructure ETF
Six Months ended
November 30,
2023 (Unaudited)
$ 44.03 $ 0.77 $ 1.05 $ — $ 1.82 $ (0.92) $ — $ — $ (0.92) $ 44.93 4.16% 4.25% 0.45% 0.45% 3.54% 3.54% $ 150,512 7%
Year ended
May 31, 2023
50.16 1.22 (5.97) — (4.75) (1.38) — — (1.38) 44.03 (9.44) (9.64) 0.45 0.45 2.68 2.68 144,872 13
Year ended
May 31, 2022
46.63 1.16 3.94 — 5.10 (1.57) — — (1.57) 50.16 11.21 11.36 0.45 0.45 2.45 2.45 152,982 9
Year ended
May 31, 2021
40.64 1.07 6.19 — 7.26 (1.27) — — (1.27) 46.63 18.50 18.44 0.45 0.45 2.58 2.58 177,659 10
Year ended
May 31, 2020
43.97 0.97 (2.91) — (1.94) (1.39) — — (1.39) 40.64 (4.55) (4.74) 0.46 0.46 2.24 2.24 143,446 8
Year ended
May 31, 2019
41.45 1.19 2.75 — 3.94 (1.42) — — (1.42) 43.97 9.80 9.82 0.45 0.45 2.81 2.81 99,368 14
Equities for Rising Rates ETF
Six Months ended
November 30,
2023 (Unaudited)
45.47 0.56 5.64 — 6.20 (0.69) — — (0.69) 50.98 13.70 13.64 0.35 0.35 2.22 2.22 26,511 67
Year ended
May 31, 2023
54.37 1.32 (8.88) — (7.56) (1.34) — — (1.34) 45.47 (13.98) (12.59) 0.35 0.35 2.64 2.64 39,103 92
Year ended
May 31, 2022
50.02 1.21 4.02 — 5.23 (0.88) — — (0.88) 54.37 10.65 9.03 0.35 0.35 2.31 2.31 104,931 102
Year ended
May 31, 2021
29.05 0.94 20.75 — 21.69 (0.72) — — (0.72) 50.02 75.88 78.30 0.35 0.35 2.31 2.31 7,002 105
Year ended
May 31, 2020
37.88 0.88 (8.81) — (7.93) (0.90) — — (0.90) 29.05 (21.31) (22.29) 0.35 0.35 2.31 2.31 1,162 147
Year ended
May 31, 2019
49.54 0.81 (11.49) — (10.68) (0.98) — — (0.98) 37.88 (21.81) (22.25) 0.35 0.35 1.75 1.75 3,788 89

129 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Global Listed Private Equity ETF
Six Months ended
November 30,
2023 (Unaudited)
$ 27.66 $ 0.95 $ 1.00 $ — $ 1.95 $ (2.15) $ — $ — $ (2.15) $ 27.46 7.30% 7.10% 2.25% 0.60% 5.32% 6.97% $ 7,962 11%
Year ended
May 31, 2023
29.57 1.51 (2.46) — (0.95) (0.96) — — (0.96) 27.66 (2.95) (2.80) 1.95 0.60 4.23 5.59 9,682 13
Year ended
May 31, 2022
38.13 1.59 (5.83) — (4.24) (3.79) — (0.53)## (4.32) 29.57 (12.80) (12.87) 1.28 0.60 3.85 4.53 14,194 31
Year ended
May 31, 2021
25.82 1.60 12.97 — 14.57 (2.26) — — (2.26) 38.13 59.40 58.58 1.40 0.60 4.39 5.19 20,974 21
Year ended
May 31, 2020
33.60 1.62 (6.54) — (4.92) (2.86) — — (2.86) 25.82 (16.27) (15.67) 1.38 0.60 4.32 5.11 16,266 20
Year ended
May 31, 2019
36.04 1.67 (2.67) — (1.00) (1.44) — — (1.44) 33.60 (2.70) (2.88) 1.22 0.60 4.25 4.87 18,818 25
Hedge Replication ETF
Six Months ended
November 30,
2023 (Unaudited)
47.95 0.90 0.05 — 0.95 (0.92) — — (0.92) 47.98 2.00 1.99 2.15 0.95 2.53 3.73 32,390 25
Year ended
May 31, 2023
47.94 1.04 (0.59) — 0.45 (0.44) — — (0.44) 47.95 0.97 0.68 2.11 0.95 1.03 2.19 32,846 98
Year ended
May 31, 2022
52.16 (0.28) (3.94) — (4.22) — — — — 47.94 (8.10) (8.17) 1.82 0.95 (1.43) (0.56) 43,862 52
Year ended
May 31, 2021
45.13 (0.34) 7.37 — 7.03 — — — — 52.16 15.57 16.26 1.88 0.95 (1.62) (0.68) 44,071 72
Year ended
May 31, 2020
44.53 0.24 0.77 — 1.01 (0.39) — (0.02)# (0.41) 45.13 2.27 1.84 1.62 0.95 (0.16) 0.52 26,854 89
Year ended
May 31, 2019
45.44 0.51 (1.06) — (0.55) (0.36) — — (0.36) 44.53 (1.21) (1.39) 1.53 0.95 0.55 1.13 31,842 106

130 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
High Yield-Interest Rate Hedged
Six Months ended
November 30,
2023 (Unaudited)
$ 59.05 $ 1.96 $ 3.24 $ — (h) $ 5.20 $ (1.97) $ — $ — $ (1.97) $ 62.28 8.95% 8.49% 0.50% 0.50% 6.42% 6.42% $ 119,884 21%
Year ended
May 31, 2023
60.76 3.39 (1.64) — 1.75 (3.46) — — (3.46) 59.05 3.03 3.05 0.50 0.50 5.74 5.74 110,713 27
Year ended
May 31, 2022
62.62 2.73 (1.79) 0.02 0.96 (2.82) — — (2.82) 60.76 1.56 1.67 0.50 0.50 4.41 4.41 145,836 45
Year ended
May 31, 2021
58.74 2.96 4.05 — (h) 7.01 (3.13) — — (3.13) 62.62 12.22 12.22 0.50 0.50 4.83 4.83 108,019 55
Year ended
May 31, 2020
64.39 3.53 (5.52) — (1.99) (3.66) — — (3.66) 58.74 (3.32) (3.03) 0.51 0.51 5.62 5.62 76,360 52
Year ended
May 31, 2019
66.82 4.04 (2.41) 0.02 1.65 (4.08) — — (4.08) 64.39 2.50 2.29 0.50 0.50 6.10 6.10 125,561 49
Inflation Expectations ETF
Six Months ended
November 30,
2023 (Unaudited)
32.61 0.74 0.94 0.01 1.69 (0.76) — — (0.76) 33.54 5.25 5.10 0.92 0.30 3.82 4.44 30,855 —
Year ended
May 31, 2023
32.79 0.86 (0.54) 0.01 0.33 (0.51) — — (0.51) 32.61 1.05 0.77 0.86 0.30 2.06 2.62 37,502 —
Year ended
May 31, 2022
30.10 0.82 2.85 0.01 3.68 (0.99) — — (0.99) 32.79 12.65 12.00 0.98 0.31 2.00 2.67 63,286 —
Year ended
May 31, 2021
24.12 0.51 5.66 0.01 6.18 (0.20) — — (0.20) 30.10 25.70 25.40 1.70 0.30 0.44 1.84 44,247 60
Year ended
May 31, 2020
27.12 0.40 (2.86) 0.01 (2.45) (0.55) — — (0.55) 24.12 (9.16) (8.73) 1.13 0.30 0.72 1.56 7,719 21
Year ended
May 31, 2019
28.66 0.59 (1.53) 0.01 (0.93) (0.61) — — (0.61) 27.12 (3.35) (2.69) 1.75 0.30 0.63 2.08 7,593 120

131 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Investment Grade-Interest Rate Hedged
Six Months ended
November 30,
2023 (Unaudited)
$ 71.46 $ 1.93 $ 4.55 $ 0.01 $ 6.49 $ (1.93) $ — $ — $ (1.93) $ 76.02 9.21% 9.13% 0.30% 0.30% 5.25% 5.25% $ 292,673 35%
Year ended
May 31, 2023
71.14 2.96 0.34 0.01 3.31 (2.99) — — (2.99) 71.46 4.81 3.99 0.30 0.30 4.21 4.21 318,012 141
Year ended
May 31, 2022
76.25 1.93 (5.10) — (h) (3.17) (1.94) — — (1.94) 71.14 (4.21) (3.51) 0.30 0.30 2.60 2.60 665,124 24
Year ended
May 31, 2021
69.63 1.93 6.58 0.03 8.54 (1.92) — — (1.92) 76.25 12.40 12.19 0.30 0.30 2.59 2.59 724,383 22
Year ended
May 31, 2020
73.37 2.49 (3.66) — (h) (1.17) (2.57) — — (2.57) 69.63 (1.73) (1.26) 0.30 0.30 3.40 3.40 234,995 21
Year ended
May 31, 2019
74.89 2.87 (1.43) 0.01 1.45 (2.97) — — (2.97) 73.37 1.99 1.51 0.30 0.30 3.87 3.87 295,317 22
K-1 Free Crude Oil Strategy ETF
†
Six Months ended
November 30,
2023 (Unaudited)
38.96 0.86 6.64 — 7.50 (1.98) — — (1.98) 44.48 19.10 18.41 0.69 0.69 3.75 3.75 132,727 —
Year ended
May 31, 2023
58.72 0.31 (15.20) — (14.89) (4.50) — (0.37) (4.87) 38.96 (27.17) (27.88) 0.73 (p) 0.73 (p) 0.67 0.67 86,064 —
Year ended
May 31, 2022
59.06 (0.39) 31.17 — 30.78 (31.12) — — (31.12) 58.72 81.99 82.32 0.71 (n) 0.71 (n) (0.71) (0.71) 101,814 —
Year ended
May 31, 2021
33.68 (0.29) 25.67 — 25.38 — — — — 59.06 75.34 77.78 0.67 (m) 0.67 (m) (0.67) (0.67) 103,884 —
Year ended
May 31, 2020(j)
97.38 0.08 (62.88) — (62.80) (0.90) — — (0.90) 33.68 (65.09) (65.24) 0.66 0.65 0.15 0.16 76,091 206 (k)
Year ended
May 31, 2019(j)
121.60 1.36 (24.89) — (23.53) (0.69) — — (0.69) 97.38 (19.30) (19.85) 0.65 0.65 1.24 1.24 11,198 —
† Consolidated Financial Highlights.

132 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Large Cap Core Plus
Six Months ended
November 30,
2023 (Unaudited)
$ 47.71 $ 0.32 $ 4.31 $ — $ 4.63 $ (0.29) $ — $ — $ (0.29) $ 52.05 9.74% 9.44% 0.45% 0.45% 1.26% 1.26% $ 392,489 30%
Year ended
May 31, 2023
49.88 0.66 (2.21) — (1.55) (0.62) — — (0.62) 47.71 (3.02) (2.90) 0.45 0.45 1.41 1.41 404,575 54
Year ended
May 31, 2022(o)
48.48 0.50 1.36 — 1.86 (0.46) — — (0.46) 49.88 3.79 3.87 0.45 0.45 0.96 0.96 475,373 53
Year ended
May 31, 2021(o)
35.06 0.45 13.45 — 13.90 (0.48) — — (0.48) 48.48 39.97 39.77 0.45 0.45 1.10 1.10 481,904 58
Year ended
May 31, 2020(o)
33.26 0.53 1.86 — 2.39 (0.59) — — (0.59) 35.06 7.26 7.49 0.46 0.46 1.49 1.49 412,340 57
Year ended
May 31, 2019(o)
33.77 0.51 (0.53) — (0.02) (0.49) — — (0.49) 33.26 (0.08) (0.25) 0.45 0.45 1.51 1.51 756,295 52
Long Online /Short Stores ETF
Six Months ended
November 30,
2023 (Unaudited)
32.77 (0.02) 3.56 — 3.54 — — — — 36.31 10.80 10.86 0.65 0.65 (0.12) (0.12) 21,602 46
Year ended
May 31, 2023
37.23 (0.06) (4.40) — (4.46) — — — — 32.77 (11.99) (11.60) 0.65 0.65 (0.19) (0.19) 21,789 107
Year ended
May 31, 2022
78.80 0.08 (41.65) — (41.57) — — — — 37.23 (52.75) (52.96) 0.65 0.65 0.13 0.13 21,781 124
Year ended
May 31, 2021
68.72 1.17(l) 10.14 — 11.31 (1.23) — — (1.23) 78.80 16.23 16.41 0.65 0.65 1.36 (l) 1.36 (l) 100,467 77
Year ended
May 31, 2020
51.09 (0.17) 17.80 — 17.63 — — — — 68.72 34.52 34.29 0.65 0.65 (0.31) (0.31) 183,132 89
Year ended
May 31, 2019
48.31 (0.15) 2.93 — 2.78 — — — — 51.09 5.74 5.56 0.65 0.65 (0.31) (0.31) 48,787 53

133 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Merger ETF
Six Months ended
November 30,
2023 (Unaudited)
$ 38.34 $ 0.47 $ 1.37 $ — $ 1.84 $ (0.22) $ — $ — $ (0.22) $ 39.96 4.83% 5.17% 1.59% 0.75% 1.56% 2.39% $ 11,989 118%
Year ended
May 31, 2023
40.24 0.37 (1.98) — (1.61) (0.29) — — (0.29) 38.34 (4.01) (4.60) 1.45 0.75 0.23 0.93 13,420 235
Year ended
May 31, 2022
40.82 0.05 (0.48) — (0.43) (0.15) — — (0.15) 40.24 (1.07) (0.90) 1.19 0.75 (0.31) 0.13 70,416 262
Year ended
May 31, 2021
37.64 0.26 3.01 — 3.27 (0.09) — — (0.09) 40.82 8.72 8.91 1.68 0.75 (0.27) 0.65 42,863 315
Year ended
May 31, 2020
37.24 0.01 0.69 — 0.70 (0.30) — — (0.30) 37.64 1.86 1.52 3.49 0.75 (2.73) 0.02 7,527 249
Year ended
May 31, 2019
35.58 0.32 1.85 — 2.17 (0.51) — — (0.51) 37.24 6.16 7.58 3.49 0.75 (1.87) 0.87 5,586 314
Metaverse ETF
Six Months ended
November 30,
2023 (Unaudited)
36.44 0.20 1.90 — 2.10 (0.20) — — (0.20) 38.34 5.79 5.81 0.58 0.58 1.08 1.08 6,517 26
Year ended
May 31, 2023
35.55 0.18 0.86 (i) — 1.04 (0.13) — (0.02) (0.15) 36.44 2.97 2.94 0.58 0.58 0.55 0.55 6,195 67
March 15, 2022
*
through May 31,
2022
40.00 (0.03) (4.42) — (4.45) — — — — 35.55 (11.12) (11.10) 0.58 0.58 (0.32) (0.32) 7,822 20
* Commencement of investment operations.

134 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
MSCI EAFE Dividend Growers ETF
Six Months ended
November 30,
2023 (Unaudited)
$ 36.98 $ 0.32 $ (0.20) $ — $ 0.12 $ (0.61) $ — $ — $ (0.61) $ 36.49 0.31% (0.24) % 0.50% 0.50% 1.77% 1.77% $ 88,675 26%
Year ended
May 31, 2023
37.29 0.71 (0.39) — 0.32 (0.63) — — (0.63) 36.98 1.00 1.46 0.50 0.50 1.99 1.99 93,186 27
Year ended
May 31, 2022
46.06 0.69 (8.12) — (7.43) (1.34) — — (1.34) 37.29 (16.64) (16.70) 0.50 0.50 1.57 1.57 107,402 44
Year ended
May 31, 2021
36.18 0.79 9.73 — 10.52 (0.64) — — (0.64) 46.06 29.37 29.46 0.50 0.50 1.90 1.90 138,649 57
Year ended
May 31, 2020
35.92 0.66 0.38 (i) — 1.04 (0.78) — — (0.78) 36.18 2.82 2.65 0.51 0.51 1.78 1.78 116,855 81
Year ended
May 31, 2019
38.53 0.80 (2.59) — (1.79) (0.82) — — (0.82) 35.92 (4.72) (4.92) 0.50 0.50 2.19 2.19 109,559 31
MSCI Emerging Markets Dividend Growers ETF
Six Months ended
November 30,
2023 (Unaudited)
45.47 0.72 (2.33) — (1.61) (0.29) — — (0.29) 43.57 (3.55) (3.52) 0.60 0.60 3.20 3.20 15,033 59
Year ended
May 31, 2023
50.50 1.08 (4.52) — (3.44) (1.59) — — (1.59) 45.47 (6.75) (6.11) 0.60 0.60 2.32 2.32 16,143 68
Year ended
May 31, 2022
62.02 1.17 (11.39) — (10.22) (1.30) — — (1.30) 50.50 (16.72) (18.25) 0.60 0.60 2.06 2.06 17,424 67
Year ended
May 31, 2021
45.70 1.73 16.35 — 18.08 (1.76) — — (1.76) 62.02 40.52 41.04 0.60 0.60 3.16 3.16 22,637 78
Year ended
May 31, 2020
56.45 1.23 (10.58) — (9.35) (1.40) — — (1.40) 45.70 (16.99) (16.96) 0.61 0.61 2.29 2.29 22,165 51
Year ended
May 31, 2019
57.61 1.20 (1.67) — (0.47) (0.69) — — (0.69) 56.45 (0.84) (0.43) 0.60 0.60 2.15 2.15 20,602 79

135 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
MSCI Europe Dividend Growers ETF
Six Months ended
November 30,
2023 (Unaudited)
$ 44.10 $ 0.24 $ 1.08 $ — $ 1.32 $ (0.76) $ — $ — $ (0.76) $ 44.66 3.01% 2.00% 0.55% 0.55% 1.10% 1.10% $ 8,709 22%
Year ended
May 31, 2023
43.62 0.79 0.41 (i) — 1.20 (0.72) — — (0.72) 44.10 2.96 3.43 0.55 0.55 1.91 1.91 8,600 20
Year ended
May 31, 2022
51.67 0.85 (7.66) — (6.81) (1.24) — — (1.24) 43.62 (13.59) (13.73) 0.55 0.55 1.67 1.67 13,739 40
Year ended
May 31, 2021
39.41 0.85 11.96 — 12.81 (0.55) — — (0.55) 51.67 32.81 33.22 0.55 0.55 1.88 1.88 9,559 57
Year ended
May 31, 2020
38.72 0.68 0.95 — 1.63 (0.94) — — (0.94) 39.41 4.18 4.35 0.56 0.56 1.68 1.68 7,686 92
Year ended
May 31, 2019
41.97 0.86 (3.24) — (2.38) (0.87) — — (0.87) 38.72 (5.79) (5.77) 0.55 0.55 2.15 2.15 9,099 28
MSCI Transformational Changes ETF
Six Months ended
November 30,
2023 (Unaudited)
34.87 0.10 1.32 — (h) 1.42 (0.18) — — (0.18) 36.11 4.09 4.04 0.45 0.45 0.53 0.53 8,124 21
Year ended
May 31, 2023
34.91 0.17 0.18 (i) — (h) 0.35 (0.39) — — (0.39) 34.87 1.09 1.07 0.45 0.45 0.51 0.51 10,460 28
Year ended
May 31, 2022
43.76 0.13 (8.87) — (8.74) (0.11) — — (0.11) 34.91 (20.03) (20.15) 0.45 0.45 0.31 0.31 29,676 33
October 14, 2020
*
through May 31,
2021
40.00 0.12 3.66 — (h) 3.78 (0.02) — — (0.02) 43.76 9.47 9.42 0.45 0.45 0.46 0.46 47,047 44
* Commencement of investment operations.

136 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Nanotechnology ETF
Six Months ended
November 30,
2023 (Unaudited)
$ 37.37 $ 0.09 $ 0.92 $ — $ 1.01 $ (0.05) $ — $ — $ (0.05) $ 38.33 2.74% 2.83% 0.58% 0.58% 0.48% 0.48% $ 2,875 22%
Year ended
May 31, 2023
33.96 0.14 3.41 — 3.55 (0.14) — — (0.14) 37.37 10.57 10.69 0.58 0.58 0.45 0.45 2,803 42
October 26, 2021
*
through May 31,
2022
40.00 0.04 (6.06) 0.01 (6.01) (0.03) — — (0.03) 33.96 (15.05) (15.09) 0.58 0.58 0.18 0.18 2,547 32
Nasdaq-100 Dorsey Wright Momentum ETF
Six Months ended
November 30,
2023 (Unaudited)
33.59 (0.04) 4.08 — 4.04 — — — — 37.63 12.01 12.16 0.58 0.58 (0.25) (0.25) 11,288 72
Year ended
May 31, 2023
34.22 0.08 (0.58) — (0.50) (0.12) — (0.01) (0.13) 33.59 (1.44) (1.52) 0.58 0.58 0.25 0.25 10,414 144
Year ended
May 31, 2022
42.08 0.01 (7.82) — (7.81) (0.05) — — (0.05) 34.22 (18.60) (18.68) 0.58 0.58 0.03 0.03 18,477 168
May 18, 2021
*
through May 31,
2021
40.00 0.04 2.04 — 2.08 — — — — 42.08 5.20 5.25 0.58 0.58 2.90 2.90 4,208 —
* Commencement of investment operations.

137 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
On-Demand ETF
Six Months ended
November 30,
2023 (Unaudited)
$ 22.05 $ (0.03) $ 2.45 $ — $ 2.42 $ — $ — $ — $ — $ 24.47 11.00% 11.03% 0.58% 0.58% (0.22) % (0.22) % $ 612 20%
Year ended
May 31, 2023
21.73 (0.07) 0.39 — 0.32 — — — — 22.05 1.46 1.67 0.58 0.58 (0.35) (0.35) 551 42
October 26, 2021
*
through May 31,
2022
40.00 (0.05) (18.22) 0.01 (18.26) (0.01) — — (0.01) 21.73 (45.66) (46.02) 0.58 0.58 (0.30) (0.30) 1,087 35
Online Retail ETF
Six Months ended
November 30,
2023 (Unaudited)
29.40 (0.01) 3.19 — 3.18 — — — — 32.58 10.81 10.78 0.58 0.58 (0.08) (0.08) 99,032 48
Year ended
May 31, 2023
34.86 (0.07) (5.39) — (5.46) — — — — 29.40 (15.68) (15.69) 0.58 0.58 (0.21) (0.21) 93,778 97
Year ended
May 31, 2022
75.70 0.17 (41.01) — (40.84) — — — — 34.86 (53.95) (53.95) 0.58 0.58 0.27 0.27 321,103 113
Year ended
May 31, 2021
47.31 0.63 28.70 — 29.33 (0.94) — — (0.94) 75.70 62.18 62.54 0.58 0.58 0.84 0.84 1,052,262 91
Year ended
May 31, 2020
35.24 (0.09) 12.16 — 12.07 — — — — 47.31 34.25 34.08 0.58 0.58 (0.23) (0.23) 131,516 81
July 13, 2018
*
through May 31,
2019
40.00 (0.09) (4.67) — (4.76) — — — — 35.24 (11.90) (11.98) 0.58 0.58 (0.30) (0.30) 21,144 46
* Commencement of investment operations.

138 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Pet Care ETF
Six Months ended
November 30,
2023 (Unaudited)
$ 47.74 $ 0.11 $ (0.59) $ — $ (0.48) $ (0.14) $ — $ — $ (0.14) $ 47.12 (1.00) % (1.53) % 0.50% 0.50% 0.46% 0.46% $ 78,931 21%
Year ended
May 31, 2023
56.85 0.21 (9.07) — (8.86) (0.25) — — (0.25) 47.74 (15.58) (15.40) 0.50 0.50 0.42 0.42 90,702 38
Year ended
May 31, 2022
77.76 0.17 (20.92) — (20.75) (0.16) — — (0.16) 56.85 (26.74) (26.76) 0.50 0.50 0.23 0.23 173,388 49
Year ended
May 31, 2021
47.27 0.16 30.44 — 30.60 (0.11) — — (0.11) 77.76 64.79 64.24 0.50 0.50 0.23 0.23 303,265 45
Year ended
May 31, 2020
39.94 0.14 7.34 — 7.48 (0.15) — — (0.15) 47.27 18.79 19.21 0.50 0.50 0.33 0.33 60,275 66
November 5,
2018
*
through
May 31, 2019
40.00 0.08 (0.10) (i) — (0.02) (0.04) — — (0.04) 39.94 (0.04) (0.08) 0.50 0.50 0.36 0.36 26,958 42
Russell 2000 Dividend Growers ETF
Six Months ended
November 30,
2023 (Unaudited)
56.74 0.94 1.57 — 2.51 (0.80) — — (0.80) 58.45 4.42 4.38 0.40 0.40 3.19 3.19 756,312 31
Year ended
May 31, 2023
62.40 1.61 (5.72) — (4.11) (1.55) — — (1.55) 56.74 (6.67) (6.58) 0.40 0.40 2.63 2.63 776,831 33
Year ended
May 31, 2022
67.03 1.45 (4.66) — (3.21) (1.42) — — (1.42) 62.40 (4.80) (4.94) 0.40 0.40 2.27 2.27 864,913 58
Year ended
May 31, 2021
49.66 1.27 17.27 — 18.54 (1.17) — — (1.17) 67.03 38.00 38.03 0.40 0.40 2.23 2.23 924,290 60
Year ended
May 31, 2020
57.13 1.31 (7.44) — (6.13) (1.34) — — (1.34) 49.66 (10.96) (10.99) 0.41 0.41 2.30 2.30 588,955 33
Year ended
May 31, 2019
56.29 1.26 0.67 — 1.93 (1.09) — — (1.09) 57.13 3.48 3.55 0.40 0.40 2.17 2.17 630,109 26
* Commencement of investment operations.

139 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Russell U.S. Dividend Growers ETF
Six Months ended
November 30,
2023 (Unaudited)
$ 44.28 $ 0.58 $ 0.47 $ — $ 1.05 $ (0.51) $ — $ — $ (0.51) $ 44.82 2.36% 2.34% 0.35% 0.35% 2.55% 2.55% $ 8,965 13%
Year ended
May 31, 2023
47.21 1.07 (2.90) — (1.83) (1.10) — — (1.10) 44.28 (3.90) (3.98) 0.35 0.35 2.32 2.32 10,628 22
Year ended
May 31, 2022
48.73 1.00 (1.39) — (0.39) (1.13) — — (1.13) 47.21 (0.79) (0.82) 0.35 0.35 2.07 2.07 13,692 21
Year ended
May 31, 2021
36.25 0.98 12.49 — 13.47 (0.99) — — (0.99) 48.73 37.80 37.79 0.35 0.35 2.36 2.36 28,262 22
November 5,
2019
*
through
May 31, 2020
40.00 0.49 (3.98) — (3.49) (0.26) — — (0.26) 36.25 (8.62) (8.53) 0.36 0.36 2.35 2.35 21,390 8
S&P 500
®
Bond ETF
Six Months ended
November 30,
2023 (Unaudited)
74.79 1.65 (0.72) — 0.93 (1.61) — — (1.61) 74.11 1.30 1.22 0.15 0.15 4.52 4.52 11,116 60
Year ended
May 31, 2023
78.85 2.53 (4.05) — (1.52) (2.54) — — (2.54) 74.79 (1.89) (1.94) 0.15 0.15 3.37 3.37 11,218 86
Year ended
May 31, 2022
90.20 1.88 (11.31) — (9.43) (1.92) — — (1.92) 78.85 (10.65) (10.38) 0.15 0.15 2.11 2.11 19,712 78
Year ended
May 31, 2021
90.47 1.98 (0.13) — 1.85 (2.12) — — (2.12) 90.20 2.01 1.52 0.15 0.15 2.16 2.16 36,081 73
Year ended
May 31, 2020
83.60 2.88 6.92 0.04 9.84 (2.97) — — (2.97) 90.47 11.97 12.38 0.15 0.15 3.30 3.30 29,403 55
Year ended
May 31, 2019
80.84 3.07 2.70 0.02 5.79 (3.03) — — (3.03) 83.60 7.40 7.21 0.15 0.15 3.82 3.82 27,169 29
* Commencement of investment operations.

140 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
S&P 500
®
Dividend Aristocrats ETF
Six Months ended
November 30,
2023 (Unaudited)
$ 87.64 $ 1.07 $ 3.38 $ — $ 4.45 $ (0.98) $ — $ — $ (0.98) $ 91.11 5.07% 5.02% 0.35% 0.35% 2.34% 2.34% $ 11,279,080 9%
Year ended
May 31, 2023
91.95 1.90 (4.46) — (2.56) (1.75) — — (1.75) 87.64 (2.76) (2.71) 0.35 0.35 2.12 2.12 10,731,445 22
Year ended
May 31, 2022
92.20 1.87 (0.28) — 1.59 (1.84) — — (1.84) 91.95 1.72 1.67 0.35 0.35 2.01 2.01 10,243,530 18
Year ended
May 31, 2021
67.00 1.78 25.16 — 26.94 (1.74) — — (1.74) 92.20 40.88 41.10 0.35 0.35 2.26 2.26 8,639,244 21
Year ended
May 31, 2020
65.14 1.58 1.81 (i) — 3.39 (1.53) — — (1.53) 67.00 5.22 5.11 0.35 0.35 2.28 2.28 5,755,149 29
Year ended
May 31, 2019
62.21 1.42 2.94 — 4.36 (1.43) — — (1.43) 65.14 7.10 7.07 0.35 0.35 2.17 2.17 4,520,918 20
S&P 500
®
Ex-Energy ETF
Six Months ended
November 30,
2023 (Unaudited)
89.35 0.68 8.27 — 8.95 (0.63) — — (0.63) 97.67 10.05 10.01 0.13 0.09 1.41 1.45 38,578 2
Year ended
May 31, 2023
87.77 1.29 1.52 — 2.81 (1.23) — — (1.23) 89.35 3.35 3.47 0.13 0.09 1.48 1.52 35,293 4
Year ended
May 31, 2022
91.08 1.05 (3.34) — (2.29) (1.02) — — (1.02) 87.77 (2.61) (2.71) 0.23 0.21 1.08 1.09 25,892 2
Year ended
May 31, 2021
65.94 0.96 25.12 — 26.08 (0.94) — — (0.94) 91.08 39.88 39.84 0.27 0.27 1.21 1.21 25,047 8
Year ended
May 31, 2020
58.41 1.04 7.43 — 8.47 (0.94) — — (0.94) 65.94 14.62 14.67 0.27 0.27 1.63 1.63 16,814 4
Year ended
May 31, 2019
56.44 0.93 1.92 — 2.85 (0.88) — — (0.88) 58.41 5.10 5.03 0.27 0.27 1.60 1.60 6,717 6

141 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
S&P 500
®
Ex-Financials ETF
Six Months ended
November 30,
2023 (Unaudited)
$ 90.34 $ 0.69 $ 8.03 $ — $ 8.72 $ (0.54) $ — $ — $ (0.54) $ 98.52 9.68% 9.64% 0.13% 0.09% 1.40% 1.45% $ 46,796 2%
Year ended
May 31, 2023
87.15 1.36 2.96 — 4.32 (1.13) — — (1.13) 90.34 5.11 4.99 0.13 0.09 1.56 1.60 37,490 8
Year ended
May 31, 2022
88.10 1.04 (1.00) — 0.04 (0.99) — — (0.99) 87.15 (0.03) 0.00 (j) 0.23 0.21 1.10 1.12 8,279 3
Year ended
May 31, 2021
64.97 0.96 23.05 — 24.01 (0.88) — — (0.88) 88.10 37.22 37.03 0.27 0.27 1.23 1.23 7,488 5
Year ended
May 31, 2020
56.85 1.02 8.09 — 9.11 (0.99) — — (0.99) 64.97 16.19 16.50 0.27 0.27 1.65 1.65 4,223 4
Year ended
May 31, 2019
55.43 0.96 1.33 — 2.29 (0.87) — — (0.87) 56.85 4.14 5.98 0.27 0.27 1.67 1.67 1,990 6
S&P 500
®
Ex-Health Care ETF
Six Months ended
November 30,
2023 (Unaudited)
87.52 0.70 9.01 — 9.71 (0.56) — — (0.56) 96.67 11.13 11.10 0.13 0.09 1.47 1.51 17,885 2
Year ended
May 31, 2023
85.88 1.39 1.59 — 2.98 (1.34) — — (1.34) 87.52 3.65 3.68 0.13 0.09 1.64 1.68 16,191 5
Year ended
May 31, 2022
88.56 1.08 (2.61) — (1.53) (1.15) — — (1.15) 85.88 (1.83) (1.88) 0.23 0.21 1.15 1.16 3,865 3
Year ended
May 31, 2021
62.87 1.09 25.70 — 26.79 (1.10) — — (1.10) 88.56 43.08 43.07 0.27 0.27 1.39 1.39 3,985 29
Year ended
May 31, 2020
57.57 1.11 5.28 — 6.39 (1.09) — — (1.09) 62.87 11.21 11.27 0.27 0.27 1.79 1.79 2,201 5
Year ended
May 31, 2019
56.95 0.99 0.62 — 1.61 (0.99) — — (0.99) 57.57 2.88 2.13 0.27 0.27 1.72 1.72 1,439 6

142 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
S&P 500
®
Ex-Technology ETF
Six Months ended
November 30,
2023 (Unaudited)
$ 68.66 $ 0.67 $ 5.34 $ — $ 6.01 $ (0.50) $ — $ — $ (0.50) $ 74.17 8.78% 8.77% 0.13% 0.09% 1.81% 1.85% $ 38,570 7%
Year ended
May 31, 2023
71.84 1.33 (3.27) — (1.94) (1.24) — — (1.24) 68.66 (2.63) (2.68) 0.13 0.09 1.89 1.93 30,209 6
Year ended
May 31, 2022
73.72 1.07 (1.94) — (0.87) (1.01) — — (1.01) 71.84 (1.25) (1.32) 0.22 0.21 1.39 1.41 9,340 4
Year ended
May 31, 2021
53.97 0.96 19.79 — 20.75 (1.00) — — (1.00) 73.72 38.92 38.98 0.27 0.27 1.48 1.48 7,372 15
Year ended
May 31, 2020
52.09 1.04 1.87 (i) — 2.91 (1.03) — — (1.03) 53.97 5.64 5.67 0.27 0.27 1.89 1.89 2,699 5
Year ended
May 31, 2019
51.48 0.96 0.62 — 1.58 (0.97) — — (0.97) 52.09 3.10 2.07 0.27 0.27 1.83 1.83 3,126 22
S&P Global Core Battery Metals ETF
Six Months ended
November 30,
2023 (Unaudited)
35.56 0.50 (6.38) — (5.88) (0.57) — — (0.57) 29.11 (16.82) (16.79) 0.58 0.58 2.92 2.92 2,184 41
November 29,
2022
*
through
May 31, 2023
40.00 0.39 (4.82) 0.04 (4.39) (0.05) — — (0.05) 35.56 (10.98) (11.26) 0.58 0.58 2.00 2.00 2,667 16
* Commencement of investment operations.

143 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
S&P Kensho Cleantech ETF
Six Months ended
November 30,
2023 (Unaudited)
$ 30.75 $ 0.06 $ (7.99) $ — $ (7.93) $ — $ — $ — $ — $ 22.82 (25.79) % (25.71) % 0.58% 0.58% 0.44% 0.44% $ 4,564 13%
Year ended
May 31, 2023
30.56 (0.08) 0.27 (i) — 0.19 — — — — 30.75 0.63 0.56 0.58 0.58 (0.24) (0.24) 6,150 39
September 29,
2021
*
through
May 31, 2022
40.00 (0.07) (9.37) — (h) (9.44) — — — — 30.56 (23.61) (23.60) 0.58 0.58 (0.27) (0.27) 3,056 40
S&P Kensho Smart Factories ETF
Six Months ended
November 30,
2023 (Unaudited)
34.63 0.10 (0.61) — (0.51) (0.10) — — (0.10) 34.02 (1.47) (1.45) 0.58 0.58 0.57 0.57 851 13
Year ended
May 31, 2023
32.30 0.05 2.38 (i) — 2.43 (0.08) — (0.02) (0.10) 34.63 7.53 7.56 0.58 0.58 0.16 0.16 866 26
September 29,
2021
*
through
May 31, 2022
40.00 0.04 (7.74) — (h) (7.70) — — — — 32.30 (19.24) (19.28) 0.58 0.58 0.16 0.16 2,423 42
* Commencement of investment operations.

144 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
S&P MidCap 400
®
Dividend Aristocrats ETF
Six Months ended
November 30,
2023 (Unaudited)
$ 66.89 $ 0.89 $ 2.19 $ — $ 3.08 $ (0.74) $ — $ — $ (0.74) $ 69.23 4.62% 4.65% 0.40% 0.40% 2.60% 2.60% $ 1,473,960 20%
Year ended
May 31, 2023
71.95 1.74 (5.13) — (3.39) (1.67) — — (1.67) 66.89 (4.75) (4.79) 0.40 0.40 2.46 2.46 1,515,131 29
Year ended
May 31, 2022
73.38 1.93 (1.47) — 0.46 (1.89) — — (1.89) 71.95 0.71 0.62 0.40 0.40 2.70 2.70 1,105,226 34
Year ended
May 31, 2021
52.54 1.51 20.78 — 22.29 (1.45) — — (1.45) 73.38 43.17 43.37 0.40 0.40 2.45 2.45 1,040,520 31
Year ended
May 31, 2020
55.48 1.36 (2.90) — (1.54) (1.40) — — (1.40) 52.54 (2.77) (2.83) 0.41 0.41 2.43 2.43 680,406 37
Year ended
May 31, 2019
53.89 1.06 1.53 — 2.59 (1.00) — — (1.00) 55.48 4.84 4.81 0.40 0.40 1.89 1.89 615,828 32
S&P Technology Dividend Aristocrats ETF
Six Months ended
November 30,
2023 (Unaudited)
61.41 0.45 4.16 — 4.61 (0.38) — — (0.38) 65.64 7.52 7.63 0.45 0.45 1.39 1.39 250,733 12
Year ended
May 31, 2023
58.90 0.92 2.50 — 3.42 (0.91) — — (0.91) 61.41 6.01 5.98 0.45 0.45 1.60 1.60 171,956 32
Year ended
May 31, 2022
58.17 0.84 0.64 — 1.48 (0.75) — — (0.75) 58.90 2.48 2.46 0.45 0.45 1.37 1.37 109,560 24
Year ended
May 31, 2021
40.17 0.67 17.93 — 18.60 (0.60) — — (0.60) 58.17 46.67 46.59 0.45 0.45 1.33 1.33 97,734 43
November 5,
2019
*
through
May 31, 2020
40.00 0.36 0.00 (h) — 0.36 (0.19) — — (0.19) 40.17 0.98 1.06 0.46 0.46 1.66 1.66 40,571 31
* Commencement of investment operations.

145 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Smart Materials ETF
Six Months ended
November 30,
2023 (Unaudited)
$ 30.95 $ 0.14 $ 0.36 $ — $ 0.50 $ (0.19) $ — $ — $ (0.19) $ 31.26 1.60% 1.18% 0.58% 0.58% 0.86% 0.86% $ 1,563 25%
Year ended
May 31, 2023
35.36 0.39 (4.48) — (4.09) (0.32) — — (0.32) 30.95 (11.50) (11.02) 0.58 0.58 1.27 1.27 1,547 45
October 26, 2021
*
through May 31,
2022
40.00 0.21 (4.69) 0.01 (4.47) (0.17) — — (0.17) 35.36 (11.20) (11.48) 0.58 0.58 0.93 0.93 1,768 50
Supply Chain Logistics ETF
Six Months ended
November 30,
2023 (Unaudited)
37.21 0.75 1.36 — 2.11 (1.29) — — (1.29) 38.03 5.71 5.73 0.58 0.58 3.88 3.88 1,901 14
Year ended
May 31, 2023
40.11 1.59 (3.42) — (1.83) (1.07) — — (1.07) 37.21 (4.27) (4.15) 0.58 0.58 4.37 4.37 1,860 20
April 6, 2022
*
through May 31,
2022
40.00 0.14 (0.05) 0.02 0.11 — — — — 40.11 0.29 (0.18) 0.58 0.58 2.36 2.36 2,006 10
* Commencement of investment operations.

146 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Notes to Financial Highlights:
See accompanying notes to the financial statements.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Includes transaction fees associated with the issuance and redemption of Creation Units.
(c) Not annualized for periods less than one year.
(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and Nasdaq) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.
(f) Annualized for periods less than one year.
(g) Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments
(including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.
(h) Per share amount is less than $0.005.
( i ) The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss)
for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the
Fund.
(j) Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective April 21, 2020.
(k) During the year, the Fund invested in certain exchange traded funds for a limited period of time. The portfolio turnover rate shown above reflects the impact of that investment over the period of time during which the Fund held those exchange traded funds. If the calculation of the portfolio turnover included periods in which the Fund did not hold these exchange traded funds, the portfolio turnover rate would have been 1,324%.
(l) Reflects special dividends paid out during the period by one of the Fund's holdings. Had the Fund not received the special dividends, the net investment income (loss) per share would have been $(0.38) and the net investment income (loss) net of waivers ratio would have been (0.45)%.
(m) Includes net futures account fees amounting to 0.02%. Excluding these fees, the ratio of expenses to average net assets would have been 0.65%.
(n) Includes net futures account fees amounting to 0.06%. Excluding these fees, the ratio of expenses to average net assets would have been 0.65%.
(o) Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 13, 2022.
(p) Includes net futures account fees amounting to 0.03%. Excluding these fees, the ratio of expenses to average net assets would have been 0.70%.
# Amount has been reclassified based on the tax character of the distributions for the tax year ended October 31, 2020.
## Amount has been reclassified based on the tax character of the distributions for the tax year ended October 31, 2022.

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2023 (UNAUDITED) :: 147
PROSHARES TRUST
NOTES TO FINANCIAL STATEMENTS

148 :: NOVEMBER 30, 2023 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
1. Organization
ProShares Trust (the “Trust”) is registered as an open-end man-
agement investment company under the Investment Company
Act of 1940 (“1940 Act”). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised
of 125 operational funds. These accompanying Notes to Finan-
cial Statements relate to the portfolios of the Trust includ-
ed in this report (collectively, the “Funds” and individually, a “Fund”). Each Fund qualifies as an investment company as
defined in the Financial Accounting Standards Codification
Topic 946 – Financial Services – Investment Companies. Each
Fund is considered to be “non-diversified” under the 1940
Act, except for ProShares DJ Brookfield Global Infrastructure
ETF, ProShares Equities for Rising Rates ETF, ProShares High
Yield-Interest Rate Hedged, ProShares Investment Grade-Inter-
est Rate Hedged, ProShares Metaverse ETF, ProShares MSCI
EAFE Dividend Growers ETF, ProShares MSCI Emerging Mar-
kets Dividend Growers ETF, ProShares MSCI Europe Dividend
Growers ETF, ProShares MSCI Transformational Changes ETF,
ProShares Russell 2000 Dividend Growers ETF, ProShares Rus-
sell U.S. Dividend Growers ETF, ProShares S&P 500
®
Bond ETF,
ProShares S&P 500
®
Dividend Aristocrats ETF, ProShares S&P
500
®
Ex-Energy ETF, ProShares S&P 500
®
Ex-Financials ETF,
ProShares S&P 500
®
Ex-Health Care ETF, ProShares S&P 500
®
Ex-Technology ETF and ProShares S&P MidCap 400
®
Dividend
Aristocrats ETF.
2. Significant Accounting Policies
The net asset value per share (“NAV”) of each Fund, except as detailed below, is generally determined as of the close of the regular trading session of the exchange on which it is listed
(is typically calculated as of 4:00 p.m. Eastern Time) on each business day. The NAV of ProShares High Yield – Interest Rate
Hedged, ProShares Inflation Expectations ETF, ProShares In-
vestment Grade – Interest Rate Hedged and ProShares S&P
500® Bond ETF is typically calculated as of 3:00 p.m. (Eastern
Time) on each business day. The NAV of ProShares K-1 Free
Crude Oil Strategy ETF is typically calculated as of 2:30 p.m.
(Eastern Time) on each business day when the Cboe BZX Ex-
change Inc. (“BZX Exchange”) is open for trading. The NAV of each of ProShares MSCI EAFE Dividend Growers ETF and Pro-
Shares MSCI Europe Dividend Growers ETF is typically calcu-
lated as of 11:30 a.m. Eastern Time (this time may vary due to differences in when daylight savings time is effective between
London and New York. The actual valuation time is 4:30 p.m.,
London Time).
The following is a summary of significant accounting policies followed by each Fund in preparation of its financial state-
ments. These policies are in conformity with U.S. generally
accepted accounting principles (“GAAP”). The preparation of
financial statements in accordance with GAAP requires man-
agement to make estimates and assumptions that affect the
reported amounts. The actual results could differ from those estimates.
Investment Valuation
The Funds record their investments at fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The securities in the portfolio of a Fund that are listed or traded on a stock exchange or the Nasdaq Stock Market, except as otherwise
noted, are generally valued at the closing price, if available, or the last sale price on the exchange or system where the securi-
ty is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy described below. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the mean of the latest bid and asked quotes, if applicable, on the exchange or system. If there have been no sales or quotes of the security for that day on the exchange or system, the security will be valued in accordance with procedures approved by the
Trust’s Board of Trustees (the “Board”).
Exchange traded funds held by ProShares K-1 Free Crude Oil
Strategy ETF are valued at the last traded price at the time the
Fund NAV is determined, and will typically be categorized as a
Level 1 in the fair value hierarchy. Exchange traded funds held by other Funds are generally valued at the closing price, if avail-
able, or the last sale price as described above, and are typically categorized as Level 1 in the fair value hierarchy.
Securities regularly traded in the over-the-counter (“OTC”)
markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the Nas-
daq Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market mak-
ers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing
service, generally at the mean of the bid and asked quotes for
U.S. Treasury securities and at the bid or evaluated bid price for corporate bonds. Centrally cleared index-based swaps are generally valued at the mean between the bid and asked pric-
es as furnished by an independent pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
Exchange traded bond, commodity and currency futures con-
tracts are generally valued at the official futures settlement price, except for currency futures contracts held by Hedge Rep-
lication ETF which are generally valued at their last sale price prior to the time at which the NAV of the Fund is determined.
These valuations are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange
traded derivatives (e.g. non-exchange traded swap agreements)
are generally valued using independent sources and/or agree-
ment with counterparties or other procedures approved by the
Board and are typically categorized as Level 2 in the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2023 (UNAUDITED) :: 149
PROSHARES TRUST
When ProShare Advisors LLC (the “Advisor”), as Valuation
Designee, determines that the price of a security is not read-
ily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that material-
ly affects the furnished price), the Advisor may, in good faith, establish a fair value for that security in accordance with pro-
cedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require sub-
jective determinations about the value of a security. While the
Trust’s policy is intended to result in a calculation of a Fund’s
NAV that fairly reflects security values as of the time of pric-
ing, the Trust cannot ensure that fair values determined by the
Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a
Fund may differ from the value that would be realized if the se-
curities were sold and the differences could be material to the financial statements. Depending on the source and relevant
significance of valuation inputs, these instruments may be
classified as Level 2 or Level 3 in the fair value hierarchy.
The Funds disclose the fair value of their investments in a hi-
erarchy that distinguishes between: (1) market participant as-
sumptions which are developed based on market data obtained
from sources independent of the Funds (observable inputs) and
(2) the Funds’ own assumptions about market participant as-
sumptions which are developed based on the best information
available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
Level 1
— Quoted prices in active markets for identical assets.
Level 2
— Other significant observable inputs (including
quoted prices for similar securities, interest rates, prepay-
ment speeds, credit risk, etc.).
Level 3
— Significant unobservable inputs (including as-
sumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are typically reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indi-
cate that a transaction is not orderly.
The following is a summary of the valuations as of November 30, 2023, for each Fund based upon the three levels defined above:
Please refer to the Schedules of Portfolio Investments to view equity and debt securities segregated by industry type.
LEVEL 1 - Quoted Prices
A
LEVEL 2 - Other Significant Observable Inputs
A
LEVEL 3 -
Significant
Unobservable
Inputs
A
Total
A
A
Common
Stocks/
Shares of
Beneficial
Interest
A
Securities
Lending
Reinvestments
A
Futures
Contracts*
A
Common
Stocks/Shares
of Beneficial
Interest
A
U.S. Treasury
Obligations
A
Corporate
Bonds/Asset
Backed
Securities
A
Repurchase
Agreements
A
Swap
Agreements*
A
Forward
Currency
Contracts
*
A
Common
Stocks/ Shares
of Beneficial
Interest
A
Investment
Securities,
including
Repurchase
Agreements
A
Other Financial
Instruments,
including Futures
Contracts, Swap
Agreements,
and Forward
Currency
Contracts*
A
Big Data Refiners ETF $ 3,831,698 $ 253,453 $ — $ — $ — $ — $ — $ – $ — $ — $ 4,085,151 $ –
Decline of the Retail
Store ETF
...
— — — — — — 10,105,399 (656,571) — — 10,105,399 (656,571)
DJ Brookfield Global
Infrastructure ETF 149,573,036 64,371 — — — — 523,718 – — — 150,161,125 –
Equities for Rising
Rates ETF
...
26,428,706 — — — — — 18,785 – — — 26,447,491 –
Global Listed Private
Equity ETF
...
7,871,773 — — — — — 69,675 – — — 7,941,448 –
Hedge Replication
ETF
......
5,113,296 44 (34,163) 191 21,541,155 — 4,834,304 347,595 — — 31,488,990 313,432
High Yield-Interest
Rate Hedged
..
— 1,307,818 (402,208) — — 113,838,771 1,631,829 – — — 116,778,418 (402,208)
Inflation Expectations
ETF
......
— — — — — — 29,141,841 (1,702,376) — — 29,141,841 (1,702,376)
Investment Grade-
Interest Rate
Hedged
....
— 3,537,140 (817,950) — — 275,904,093 2,399,072 – — — 281,840,305 (817,950)
K-1 Free Crude Oil
Strategy ETF
..
— — (4,219,116) — — — 116,733,741 – — — 116,733,741 (4,219,116)
Large Cap Core Plus 368,523,935 — — — — — 6,214,278 9,295,122 — — 374,738,213 9,295,122
Long Online /Short
Stores ETF
...
20,833,174 463,380 — — — — 4,908 (406,168) — —
(a)
21,301,462 (406,168)
Merger ETF
....
4,923,865 348,516 — — — — 6,008,814 253,053 (52,051) — 11,281,195 201,002
Metaverse ETF
..
6,507,873 290,380 — — — — — – — — 6,798,253 –
MSCI EAFE Dividend
Growers ETF
..
87,922,695 9,650 — — — — 319,781 – — — 88,252,126 –

150 :: NOVEMBER 30, 2023 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
There were no other Level 3 securities held at period end, except those securities classified as Level 3 in the Schedules of Portfolio
Investments of ProShares Long Online/Short Stores ETF, ProShares MSCI Emerging Markets Dividend Growers ETF and Pro-
Shares Online Retails ETF, which are considered quantitatively insignificant for additional disclosure.
Foreign Currency Translation
Each Fund’s accounting records are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and com-
mitments under forward foreign currency exchange contracts are translated into U.S. dollars as of the close of London world markets, except that such translations with respect to the ProShares Big Data Refiners ETF, ProShares DJ Brookfield Global
Infrastructure ETF, ProShares Global Listed Private Equity ETF, ProShares Merger ETF, ProShares Metaverse ETF, ProShares
MSCI Emerging Markets Dividend Growers ETF, ProShares MSCI Transformational Changes ETF, ProShares Nanotechnology
ETF, ProShares On-Demand ETF, ProShares Pet Care ETF, ProShares S&P Global Core Battery Metals ETF, ProShares S&P Ken-
sho Cleantech ETF, ProShares S&P Kensho Smart Factories ETF, ProShares Smart Materials ETF and ProShares Supply Chain
Logistics ETF each utilize the last quoted New York rates prior to 4:00 p.m. The Funds do not isolate that portion of the results of
LEVEL 1 - Quoted Prices
A
LEVEL 2 - Other Significant Observable Inputs
A
LEVEL 3 -
Significant
Unobservable
Inputs
A
Total
A
A
Common
Stocks/
Shares of
Beneficial
Interest
A
Securities
Lending
Reinvestments
A
Futures
Contracts*
A
Common
Stocks/Shares
of Beneficial
Interest
A
U.S. Treasury
Obligations
A
Corporate
Bonds/Asset
Backed
Securities
A
Repurchase
Agreements
A
Swap
Agreements*
A
Forward
Currency
Contracts
*
A
Common
Stocks/ Shares
of Beneficial
Interest
A
Investment
Securities,
including
Repurchase
Agreements
A
Other Financial
Instruments,
including Futures
Contracts, Swap
Agreements,
and Forward
Currency
Contracts*
A
MSCI Emerging
Markets Dividend
Growers ETF
..
$ 15,532,812 $ — $ — $ — $ — $ 3,066 $ — $ – $ — $ —
(a)
$ 15,535,878 $ –
MSCI Europe
Dividend Growers
ETF
......
8,611,625 — — — — — 23,907 – — — 8,635,532 –
MSCI
Transformational
Changes ETF
..
8,090,561 — — — — — 22,008 – — — 8,112,569 –
Nanotechnology ETF 2,865,583 36,308 — — — — — – — — 2,901,891 –
Nasdaq-100 Dorsey
Wright Momentum
ETF
......
11,271,924 — — — — — 18,709 – — — 11,290,633 –
On-Demand ETF
..
611,124 — — — — — — – — — 611,124 –
Online Retail ETF
.
98,953,456 1,236,116 — — — — 70,643 – — —
(a)
100,260,215 –
Pet Care ETF
...
78,521,430 — — — — — 207,609 – — — 78,729,039 –
Russell 2000 Dividend
Growers ETF
..
754,106,726 5,883,863 — — — — 577,096 – — — 760,567,685 –
Russell U.S. Dividend
Growers ETF
..
8,934,800 — — — — — 8,139 – — — 8,942,939 –
S&P 500
®
Bond ETF — 46,395 — — — 10,909,346 90,015 – — — 11,045,756 –
S&P 500
®
Dividend
Aristocrats ETF
.
11,243,748,614 — — — — — 6,893,435 – — — 11,250,642,049 –
S&P 500
®
Ex-Energy
ETF
......
38,472,470 — — — — — 53,992 – — — 38,526,462 –
S&P 500
®
Ex-
Financials ETF
.
46,704,504 15 — — — — 18,725 – — — 46,723,244 –
S&P 500
®
Ex-Health
Care ETF
....
17,846,150 15 — — — — 10,971 – — — 17,857,136 –
S&P 500
®
Ex-
Technology ETF 38,449,775 5,915 — — — — 49,119 – — — 38,504,809 –
S&P Global Core
Battery Metals ETF 2,169,459 69,174 — — — — — – — — 2,238,633 –
S&P Kensho
Cleantech ETF
.
4,536,278 402,599 — — — — — – — — 4,938,877 –
S&P Kensho Smart
Factories ETF
.
847,387 23,630 — — — — — – — — 871,017 –
S&P MidCap
400
®
Dividend
Aristocrats ETF
.
1,470,170,187 — — — — — 1,213,362 – — — 1,471,383,549 –
S&P Technology
Dividend
Aristocrats ETF
.
249,947,573 — — — — — 366,513 – — — 250,314,086 –
Smart Materials ETF 1,555,172 600 — — — — — – — — 1,555,772 –
Supply Chain
Logistics ETF
..
1,889,516 — — — — — — – — — 1,889,516 –
* These investments are recorded in the financial statements at the unrealized gain or loss on the investment.
(a) Security has zero value

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2023 (UNAUDITED) :: 151
PROSHARES TRUST
operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in mar-
ket prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Repurchase Agreements
Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include affecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the
Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of each Fund not to invest in re-
purchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of Fund’s total net assets. The investments of each Fund in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.
On November 30, 2023, the Funds had an undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.
Fund Name
A
Bank of America
Securities, Inc.,
5.30%, dated
11/30/2023 due
12/01/2023
(a)
Barclays
Capital, Inc.,
5.10%, dated
11/30/2023 due
12/01/2023
(b)
Barclays
Capital, Inc.,
5.20%, dated
11/30/2023 due
12/01/2023
(c)
Barclays
Capital, Inc.,
5.28%, dated
11/30/2023 due
12/01/2023
(d)
BNP Paribas
Securities Corp.,
5.30%, dated
11/30/2023 due
12/01/2023
(e)
BNP Paribas
Securities Corp.,
5.31%, dated
11/30/2023 due
12/01/2023
(f)
ING Financial
Markets LLC,
5.30%, dated
11/30/2023 due
12/01/2023
(g)
Total
Decline of the
Retail Store
ETF
......
$ 1,243,022
$ 130,845 $ 523,378 $ 933,199 $ 523,378 $ 4,710,403 $ 2,041,174 $ 10,105,399
DJ Brookfield
Global
Infrastructure
ETF
......
64,421
6,781 27,124 48,363 27,124 244,120 105,785 523,718
Equities for
Rising Rates
ETF
......
2,310
243 973 1,735 973 8,757 3,794 18,785
Global Listed
Private Equity
ETF
......
8,571
902 3,609 6,434 3,609 32,477 14,073 69,675
Hedge
Replication
ETF
......
594,648
62,594 250,378 446,431 250,378 2,253,401 976,474 4,834,304
High Yield-
Interest Rate
Hedged
....
200,724
21,129 84,516 150,694 84,516 760,640 329,610 1,631,829
Inflation
Expectations
ETF
......
3,584,616
377,328 1,509,312 2,691,147 1,509,312 13,583,809 5,886,317 29,141,841
Investment
Grade-Interest
Rate Hedged 295,100
31,063 124,253 221,546 124,253 1,118,272 484,585 2,399,072
K-1 Free Crude
Oil Strategy
ETF
......
14,358,930
1,511,466 6,045,865 10,779,954 6,045,865 54,412,786 23,578,875 116,733,741
Large Cap Core
Plus
......
764,392
80,462 321,850 573,867 321,849 2,896,644 1,255,214 6,214,278

152 :: NOVEMBER 30, 2023 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Fund Name
A
Bank of America
Securities, Inc.,
5.30%, dated
11/30/2023 due
12/01/2023
(a)
Barclays
Capital, Inc.,
5.10%, dated
11/30/2023 due
12/01/2023
(b)
Barclays
Capital, Inc.,
5.20%, dated
11/30/2023 due
12/01/2023
(c)
Barclays
Capital, Inc.,
5.28%, dated
11/30/2023 due
12/01/2023
(d)
BNP Paribas
Securities Corp.,
5.30%, dated
11/30/2023 due
12/01/2023
(e)
BNP Paribas
Securities Corp.,
5.31%, dated
11/30/2023 due
12/01/2023
(f)
ING Financial
Markets LLC,
5.30%, dated
11/30/2023 due
12/01/2023
(g)
Total
Long Online /
Short Stores
ETF
......
$ 603
$ 64 $ 254 $ 454 $ 254 $ 2,287 $ 992 $ 4,908
Merger ETF
...
739,119
77,802 311,208 554,893 311,208 2,800,873 1,213,711 6,008,814
MSCI EAFE
Dividend
Growers ETF 39,335
4,141 16,562 29,531 16,561 149,059 64,592 319,781
MSCI Europe
Dividend
Growers ETF 2,940
310 1,238 2,208 1,238 11,144 4,829 23,907
MSCI 2,707
285 1,140 2,033 1,140 10,257 4,446 22,008
Nasdaq-100
Dorsey Wright
Momentum
ETF
......
2,301
242 969 1,728 969 8,721 3,779 18,709
Online Retail ETF 8,689
915 3,659 6,524 3,659 32,928 14,269 70,643
Pet Care ETF
..
25,537
2,688 10,752 19,172 10,752 96,772 41,936 207,609
Russell 2000
Dividend
Growers ETF 70,986
7,472 29,889 53,293 29,889 269,000 116,567 577,096
Russell U.S.
Dividend
Growers ETF 1,001
105 422 751 422 3,794 1,644 8,139
S&P 500
®
Bond
ETF
......
11,071
1,166 4,662 8,313 4,662 41,959 18,182 90,015
S&P 500
®
Dividend
Aristocrats
ETF
......
847,932
89,256 357,025 636,584 357,024 3,213,218 1,392,396 6,893,435
S&P 500
®
Ex-
Energy ETF
.
6,641
699 2,796 4,986 2,797 25,167 10,906 53,992
S&P 500
®
Ex-
Financials ETF 2,304
242 970 1,729 970 8,728 3,782 18,725
S&P 500
®
Ex-
Health Care
ETF
......
1,349
142 568 1,013 568 5,115 2,216 10,971
S&P 500
®
Ex-
Technology
ETF
......
6,042
636 2,544 4,536 2,544 22,895 9,922 49,119
S&P MidCap
400
®
Dividend
Aristocrats
ETF
......
149,251
15,711 62,842 112,050 62,842 565,581 245,085 1,213,362
S&P Technology
Dividend
Aristocrats
ETF
......
45,084
4,746 18,982 33,846 18,982 170,842 74,031 366,513
$ 23,079,626 $ 2,429,435 $ 9,717,740 $ 17,327,014 $ 9,717,738 $ 87,459,649 $ 37,899,186 $ 187,630,388
Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at November 30, 2023 as follows:
(a) U.S. Treasury Bonds, 0% to 4.38%, due 1/15/2028 to 2/15/2053; U.S. Treasury Notes, 4.63%, due 11/15/2026, which had an aggregate value at the Trust level of $484,500,006.
(b) U.S. Treasury Notes, 0.38%, due 7/31/2027, which had an aggregate value at the Trust level of $51,000,001.
(c) U.S. Treasury Bills, 0%, due 11/29/2024; U.S. Treasury Notes, 3.88%, due 3/31/2025, which had an aggregate value at the Trust level of
$204,000,012.
(d) U.S. Treasury Notes, 0.38% to 3.88%, due 3/31/2025 to 12/31/2025, which had an aggregate value at the Trust level of $363,738,034.
(e) U.S. Treasury Bonds, 2.75% to 4.75%, due 11/15/2042 to 5/15/2052; U.S. Treasury Notes, 1.13% to 4.63%, due 7/31/2028 to 2/15/2033,
which had an aggregate value at the Trust level of $204,000,001.
(f) U.S. Treasury Bonds, 0% to 3.88%, due 1/15/2027 to 8/15/2047; U.S. Treasury Notes, 0.13% to 4.63%, due 7/15/2025 to 8/15/2033, which had an aggregate value at the Trust level of $1,836,000,001.
(g) Federal Home Loan Bank, 0% to 5.13%, due 2/7/2024 to 3/14/2036; Federal Home Loan Mortgage Corp., 5%, due 10/30/2024; U.S.
Treasury Bills, 0%, due 12/21/2023 to 11/29/2024; U.S. Treasury Bonds, 1.63% to 5.38%, due 2/15/2031 to 8/15/2052; U.S. Treasury Notes,
0.13% to 5%, due 2/15/2024 to 9/30/2030, which had an aggregate value at the Trust level of $795,600,025.

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2023 (UNAUDITED) :: 153
PROSHARES TRUST
Equity Securities
Certain Funds may invest in equity securities, including in
shares of foreign or U.S. common stock, Real Estate Investment
Trusts, Depositary Receipts, and shares of other Investment
Companies, including other exchange traded funds (“ETFs”).
Real Estate Investment Trusts (“REITs”) and Business
Development Companies (“BDCs”)
REITs and BDCs report information on the source of their dis-
tributions annually. A portion of distributions received from
REITs and BDCs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs and BDCs.
Debt Instruments
Certain Funds may invest in debt instruments, including U.S.
government securities; Foreign and U.S. investment grade cor-
porate debt securities. Additionally, certain Funds may invest in (lower rated) debt instruments (also known as “junk bonds”)
that are rated below “investment grade” by Moody’s, Standard and Poor’s and/or Fitch, Inc.
Securities Lending
Certain Funds may lend securities to brokers, dealers and fi-
nancial organizations in exchange for collateral in the amount of at least 102% of the value of U.S. dollar-denominated securi-
ties loaned or at least 105% of the value of non-U.S. dollar-de-
nominated securities loaned, marked to market daily. Each
security loaned will be secured continuously by collateral in the form of cash, Money Market Instruments or U.S. Govern-
ment securities. When a Fund lends its securities, it continues to receive payments equal to the dividends and interest paid on the securities loaned and simultaneously may earn interest on the reinvestment of the cash collateral. Any cash collater-
al received by the Fund in connection with these loans may be reinvested in a variety of short-term investments. Any securi-
ties collateral received by the Fund in connection with these loans may not be sold or pledged by the Fund and, accordingly, are not reflected in the Fund’s assets and liabilities. The Funds may incur fees and expenses in connection with the reinvest-
ment of cash collateral. For security loans collateralized by cash, borrowers may be entitled to receive a fee based on the amount of collateral. The Funds are typically compensated by the difference between the amount earned on the reinvestment of cash collateral and any fees paid to the borrower. Although voting and other rights attendant to securities loaned pass to the borrower, such loans may be recalled so that the securities may be voted on by the Fund if a material event affecting the
Fund’s investment in the securities on loan is to occur. Security loans are subject to termination by the Fund or the borrower at any time. Not all Funds may participate in securities lending at any given time. No securities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loaned by the particular Fund exceeds one-third of the value of such Fund’s total assets (including the value of the collateral received).
Securities lending involves exposure to certain risks, including
“gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and any fees a Fund has agreed to pay a borrower), operational risk (i.e., the risk of losses re-
sulting from problems in the settlement and the accounting
process), legal, counterparty and credit risk. If a securities lending counterparty were to default, a Fund would be subject to the risk of a possible delay in receiving collateral or in re-
covering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the pro-
ceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchas-
ing replacement securities. This event could trigger adverse tax consequences for a Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market. A Fund could lose money if its short-term reinvestment of the collateral declines in val-
ue over the period of the loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.
U.S. Treasury Inflation-Protected Securities
U.S. Treasury Inflation-Protected Securities (“TIPs”) are in-
flation-protected public obligations of the U.S. Treasury. In-
flation-protected bonds are fixed-income securities whose
interest and principal payments are periodically adjusted for inflation. As the index measuring inflation changes, the inter-
est and principal payments of inflation-protected bonds will be adjusted accordingly. Because of the inflation-adjustment fea-
ture, inflation-protected bonds typically have lower yields than conventional fixed rate bonds.
Accounting for Derivatives Instruments
In seeking to achieve the investment objectives of Funds whose objective is tied to an index or benchmark, the Advisor uses a passive approach to investing that is designed to track the per-
formance of the Fund’s underlying index or benchmark. Each
such Fund attempts to achieve its investment objective by in-
vesting all, or substantially all, of its assets in investments that make up its index or in financial instruments that provide sim-
ilar exposure.
In connection with its management of certain series of the
Trust included in this report (i.e. ProShares K-1 Free Crude Oil
Strategy ETF (the "Commodity Pools")), the Advisor has regis-
tered as a commodity pool operator (a "CPO") and the Commod-
ity Pools are commodity pools under the Commodity Exchange
Act (the "CEA"). Accordingly, the Advisor is subject to registra-
tion and regulation as a CPO under the CEA, and must com-
ply with various regulatory requirements under the CEA and

154 :: NOVEMBER 30, 2023 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
the rules and regulations of the Commodity Futures Trading
Commission ("CFTC") and the National Futures Association
("NFA"), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and record keeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with
these regulatory requirements could adversely affect the Com-
modity Pools' total return. In this regard, any further amend-
ment to the CEA or its related regulations that subject the
Advisor or the Commodity Pools to additional regulation may
have adverse impacts on the Commodity Pools' operations and
expenses.
All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. Certain
Funds utilized a varying level of derivative instruments in con-
junction with investment securities in seeking to meet their in-
vestment objective during the period. While the volume of open positions may vary on a daily basis as each Fund transacts de-
rivative contracts in order to achieve the appropriate exposure to meet its investment objective, the volume of these open po-
sitions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.
For financial reporting purposes, the Trust can offset finan-
cial assets and financial liabilities that are subject to master netting arrangements or similar agreements in the Statement
of Assets and Liabilities. Funds holding non-exchange traded swap agreements present the gross amounts of these assets
and liabilities on their Schedule of Portfolio Investments. In-
formation concerning the value of and amounts due under Re-
purchase Agreement transactions may be found on each Fund’s
Schedule of Portfolio Investments. Information concerning the counterparties to each Repurchase Agreement and levels of
collateralization may be found above, under the caption “Re-
purchase Agreements.”
Following is a description of the Funds’ use of derivative instru-
ments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk expo-
sures related to each instrument type.
Futures Contracts
The Funds seek to invest in cash-settled, front-month crypto fu-
tures. The Funds may also invest in back-month crypto futures contracts. Front-month crypto futures contracts are those con-
tracts with the shortest time to maturity. Back-month crypto futures contracts are those with longer times to maturity.
Each Fund may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the spec-
ified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the pur-
chaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures con-
tract and the price at which the agreement is made. No physical delivery of the underlying asset is made.
The Funds generally engage in closing or offsetting transac-
tions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long posi-
tion (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a spe-
cific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures con-
tract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short po-
sition (futures contract sold) there will be a gain (loss) if the off-
setting buy transaction is carried out at a lower (higher) price, inclusive of commissions.
Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying curren-
cy, commodity, security or index. The extent of the Fund’s loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited.
Each Fund will engage in transactions in futures contracts
and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the
CFTC.
Upon entering into a futures contract, each Fund will be re-
quired to deposit with the broker an amount of cash or cash
equivalents in the range of approximately 5% to 10% of the con-
tract amount for equity, index and commodity futures and in
the range of approximately 1% to 3% of the contract amount
for bond and currency futures (these amounts are subject to
change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a per-
formance bond or good faith deposit on the contract and is re-
turned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Sub-
sequent payments, known as “variation margin,” to and from
the broker will be made as the price of the security, currency, commodity or index underlying the futures contract fluctuates, making the long and short positions in the futures contract
more or less valuable, a process known as “marking-to-market.”
At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.
The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of
the futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Al-
though each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be giv-
en that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2023 (UNAUDITED) :: 155
PROSHARES TRUST
trade limit the amount of fluctuation permitted in futures con-
tract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be sus-
pended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liqui-
dation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund deter-
mines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by en-
tering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organiza-
tion, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.
Forward Currency Contracts
Certain Funds may invest in forward currency contracts for
investment or risk management purposes. A forward currency
contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the
date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders
(usually large commercial banks) and their customers.
At or before the maturity of a forward currency contract, a
Fund may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractu-
al obligation to deliver the currency by buying an “offsetting”
contract obligating it to buy, on the same maturity date, the same amount of the currency. If the Fund engages in an offset-
ting transaction, it may later enter into a new forward currency contract to sell the currency.
If a Fund engages in offsetting transactions, the Fund will in-
cur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it en-
ters into an offsetting contract for the purchase of the curren-
cy, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.
Non-deliverable forward foreign currency exchange contracts
are settled with the counterparty in U.S. dollars without the de-
livery of foreign currency.
Swap Agreements
Certain Funds may enter into swap agreements to gain expo-
sure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year.
In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the re-
turn on or change in value of a particular dollar amount invest-
ed in a “basket” of securities or an ETF representing a particu-
lar index or group of securities.
Most swap agreements entered into by a Fund calculate and
settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).
When investing in swap agreements, the Funds may hold or
gain exposure to only a representative sample of the securities in an index, or to a component of the index.
On a typical long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional
amount of the swap agreement would have increased in value
had it been invested in the particular underlying assets (e.g., an ETF, or securities comprising an index), plus any dividends or interest that would have been received on those assets. The
Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus
the amount, if any, by which the notional amount would have
decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap should be the gain or loss on the notional amount plus
dividends or interest on the assets less the interest paid by the
Fund on the notional amount. As a trading technique, the Advi-
sor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.
Some Funds may also enter into swap agreements that provide
the opposite return of their index or a security. These swaps are similar to the long swaps disclosed above except that the coun-
terparty pays interest to each Fund on the notional amount
outstanding and that dividends or interest on the underlying instruments reduce the value of the swap. In addition, in cer-
tain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to deter-
mine the value of the swap.

156 :: NOVEMBER 30, 2023 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
A Fund’s current obligations under most swap agreements (to-
tal return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to the Fund)
and any accrued but unpaid net amounts owed to a swap coun-
terparty will be covered by segregating or earmarking cash
and/or securities determined to be liquid, but typically no pay-
ments will be made until the settlement date.
A Fund will not enter into uncleared swap agreements (i.e., not cleared by a central counterparty) unless the Advisor believes that the counterparty to the transaction is creditworthy. The counterparty to an uncleared swap agreement will typically be a major global financial institution. A Fund bears the risk of loss of the amount expected to be received under a swap agree-
ment in the event of the default or bankruptcy of a swap agree-
ment counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but
such remedies may be subject to bankruptcy and insolvency
laws that could affect the Fund’s rights as a creditor.
In the normal course of business, a Fund enters into Interna-
tional Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and represen-
tations. Certain of the Fund’s ISDA agreements contain provi-
sions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the
Fund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time,
counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an
amount equal to the net liability positions, if any, under the rel-
evant ISDA agreement. Pursuant to the terms of its ISDA agree-
ments, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by gener-
ally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counter-
party owes the Fund, subject to certain minimum thresholds,
although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in access-
ing the collateral, the Funds will be exposed to risks, including possible delays in recovering amounts as a result of bankrupt-
cy proceedings.
The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some
cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional
amount and the price of the underlying investments, and the
inability of counterparties or clearing organizations to per-
form. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the per-
formance of that index, or it may solely use swaps on an ETF to achieve its desired investment exposure. The performance of
an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a
Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index. The
Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds’ trans-
actions in swap agreements.
All of the outstanding swap agreements held by the Funds on
November 30, 2023 contractually terminate within 24 months
but may be terminated without penalty by either party daily.
Upon termination, the Fund is entitled to receive or pay the
“unrealized appreciation or depreciation” amount existing at the date of termination.
The Financial Accounting Standards Board, pursuant to Ac-
counting Standards Codification 815-10 (“ASC 815-10”), re-
quires companies (including the Trust) to disclose information intended to enable financial statement users to understand
how derivative instruments affect the Statements of Assets
and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period, in the context of each entity’s risk exposure. ASC 815-10 pro-
vides examples of risk exposure, including interest rate, for-
eign exchange, equity, commodity and credit.
As the Funds' investment objective is to provide investment re-
sults, before fees and expenses, that correspond to the return of its underlying index on a daily basis, the derivatives utilized are aligned to the same primary risk.  The primary risk expo-
sure for those Funds benchmarked to an equity index is equi-
ty risk, for Funds benchmarked to a fixed-income index the
primary risk is interest rate risk and for the foreign currency contracts held by ProShares Merger ETF and for the currency
futures contracts held by ProShares Hedge Replication ETF,
the primary risk is foreign currency risk. The primary risk for
ProShares K-1 Free Crude Oil Strategy ETF is commodity mar-
ket risk.

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2023 (UNAUDITED) :: 157
PROSHARES TRUST
The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.
Fair Value of Derivative Instruments as of November 30, 2023
A
                      Asset Derivatives                                                                                 Liabilities Derivatives
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Appreciation*
A
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Depreciation*
A
Commodity
futures, Equity and
Bond index futures
contracts/ Non-
exchange traded
swap agreements /
Forward currency
contracts
Net assets consist
of: Net unrealized
appreciation
(depreciation) on:
futures contracts* ;
Assets: Unrealized
appreciation on
non-exchange
traded swap
agreements and
forward foreign
currency contracts
Net assets consist
of: Net unrealized
appreciation
(depreciation) on:
futures contracts* ;
Liabilities:
Unrealized
depreciation on
non-exchange
traded swap
agreements and
forward foreign
currency contracts
Decline of the Retail Store ETF
Decline of the Retail Store
ETF
$ 53,190
Decline of the Retail Store
ETF $ 709,761
Hedge Replication ETF
Hedge Replication ETF
578,643
Hedge Replication ETF 265,211
High Yield-Interest Rate Hedged
High Yield-Interest Rate
Hedged
—
High Yield-Interest Rate
Hedged 402,208
Inflation Expectations ETF
Inflation Expectations ETF
2,138,587
Inflation Expectations ETF 3,840,963
Investment Grade-Interest Rate Hedged
Investment Grade-Interest
Rate Hedged
54
Investment Grade-Interest
Rate Hedged 818,004
K-1 Free Crude Oil Strategy ETF
K-1 Free Crude Oil
Strategy ETF
759,477
K-1 Free Crude Oil
Strategy ETF 4,978,593
Large Cap Core Plus
Large Cap Core Plus
9,748,871
Large Cap Core Plus 453,749
Long Online /Short Stores ETF
Long Online /Short Stores
ETF
178,663
Long Online /Short Stores
ETF 584,831
Merger ETF
Merger ETF
278,660
Merger ETF 77,658
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Portfolio Investments. For these securities, only the variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.
The Effect of Derivative Instruments on the Consolidated Statements of Operations for the Period Ended November 30, 2023
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Location of Gain or (Loss) on
Derivatives on the Statements of
Operations
A
Fund
A
Realized Gain
or (Loss) on
Derivatives
A
Change in
Unrealized
Appreciation or
(Depreciation) on
Derivatives
A
Commodity futures,
Equity and Bond
index futures
contracts/ Non-
exchange traded
swap agreements /
Forward currency
contracts
Net realized gain (loss) on Expiration
or closing of: futures contracts, non-
exchange traded swap agreements
and Settlement of forward foreign
currency contracts; Change in net
unrealized appreciation (depreciation)
on: Futures contracts, Non-exchange
traded swap agreements and Forward
foreign currency contracts
Decline of the Retail Store ETF
Decline of the Retail Store ETF $ (293,318) $ (189,559)
Hedge Replication ETF
Hedge Replication ETF (563,331) 437,663
High Yield-Interest Rate Hedged
High Yield-Interest Rate Hedged 3,240,571 251,040
Inflation Expectations ETF
Inflation Expectations ETF 2,814,213 (2,332,946)
Investment Grade-Interest Rate Hedged
Investment Grade-Interest Rate Hedged 19,573,970 4,202,960
K-1 Free Crude Oil Strategy ETF
K-1 Free Crude Oil Strategy ETF 7,696,033 3,682,970
Large Cap Core Plus
Large Cap Core Plus 5,375,591 (489,435)
Long Online /Short Stores ETF
Long Online /Short Stores ETF 1,681,413 (1,463,499)
Merger ETF
Merger ETF 37,832 (23,587)

158 :: NOVEMBER 30, 2023 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Taxes and Distributions
Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.
As of November 30, 2023, management of the Funds has reviewed all open tax years and major jurisdictions (the last four tax year ends including the interim tax periods since then, as applicable) and concluded that there is no tax liability resulting from un-
recognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually.
The amount of distributions from net investment income and net realized gains are determined in accordance with federal in-
come tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, 1256 mark-to-market, partnerships, passive foreign investment companies mark-to-market, constructive sales adjustments and qualified late-year loss deferrals) do not require a reclassification. Under current law, the Funds are permitted to treat on its tax return as dividends paid the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the Funds' accu-
mulated earnings and profits. This practice, called tax “equalization,” reduces the amount of income and/or gains that the Funds are required to distribute as dividends to non-redeeming shareholders.  While subject to management’s discretion, any available tax equalization is typically applied first to short term capital gains, next to long term capital gains and then to ordinary income.
To the extent distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as a tax return of capital.
The Funds’ tax year end is October 31st and the tax character of current year distributions and current components of accumu-
lated earnings (deficit) will be determined at the end of the current tax year. The wholly-owned subsidiary of ProShares K-1 Free
Crude Oil Strategy ETF organized under the laws of the Cayman Islands has a September 30th tax year-end.
The tax character of distributions paid for the most recent tax years ended October 31, 2023 and October 31, 2022, were as follows:
Year Ended October 31, 2023
A
Year Ended October 31, 2022
A
Fund
A
Distributions
paid from
ordinary
income
A
Distributions
paid from net
long-term
capital gains
A
Tax
return of
capital
A
Total
Distributions
A
Distributions
paid from
ordinary
income
A
Distributions
paid from net
long-term
capital gains
A
Tax
return of
capital
A
Total
Distributions
A
Decline of the Retail
Store ETF
........
$ 363,609 $ — $ — $ 363,609 $ — $ — $ — $ —
DJ Brookfield Global
Infrastructure ETF
..
5,223,028 — — 5,223,028 4,067,379 — — 4,067,379
Equities for Rising Rates
ETF
.............
1,338,038 — — 1,338,038 1,431,771 — — 1,431,771
Global Listed Private
Equity ETF
........
1,083,924 — — 1,083,924 834,404 — 369,588 1,203,992
Hedge Replication ETF
992,955 — — 992,955 — — — —
High Yield-Interest Rate
Hedged
..........
7,274,641 — — 7,274,641 7,126,790 — — 7,126,790
Inflation Expectations
ETF
.............
1,625,131 — — 1,625,131 468,713 — — 468,713
Investment Grade-
Interest Rate Hedged
16,972,214 — — 16,972,214 22,756,161 — — 22,756,161
K-1 Free Crude Oil
Strategy ETF
......
4,398,751 — — 4,398,751 37,325,405 — 768,229 38,093,634
Large Cap Core Plus
..
5,483,302 — — 5,483,302 5,260,561 — — 5,260,561
Merger ETF
.........
198,208 — — 198,208 47,200 — — 47,200
Metaverse ETF
......
40,107 — — 40,107 17,481 — 4,734 22,215
MSCI EAFE Dividend
Growers ETF
......
1,766,172 — — 1,766,172 3,725,962 — — 3,725,962
MSCI Emerging Markets
Dividend Growers ETF
570,153 — — 570,153 274,684 — — 274,684
MSCI Europe Dividend
Growers ETF
......
164,486 — — 164,486 350,659 — — 350,659
MSCI Transformational
Changes ETF
......
210,547 — — 210,547 34,835 — — 34,835
Nanotechnology ETF
..
9,287 — — 9,287 8,135 — — 8,135

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2023 (UNAUDITED) :: 159
PROSHARES TRUST
At October 31, 2023 (the Funds’ most recent tax year end), the components of accumulated earnings (deficit) on a tax basis were as follows:
Year Ended October 31, 2023
A
Year Ended October 31, 2022
A
Fund
A
Distributions
paid from
ordinary
income
A
Distributions
paid from net
long-term
capital gains
A
Tax
return of
capital
A
Total
Distributions
A
Distributions
paid from
ordinary
income
A
Distributions
paid from net
long-term
capital gains
A
Tax
return of
capital
A
Total
Distributions
A
Nasdaq-100 Dorsey
Wright Momentum ETF
$ 29,222 $ — $ — $ 29,222 $ 15,879 $ — $ 2,911 $ 18,790
On-Demand ETF
.....
— — — — 665 — — 665
Pet Care ETF
.......
579,961 — — 579,961 618,084 — — 618,084
Russell 2000 Dividend
Growers ETF
......
22,677,285 — — 22,677,285 19,558,504 — — 19,558,504
Russell U.S. Dividend
Growers ETF
......
264,652 — — 264,652 349,409 — — 349,409
S&P 500
®
Bond ETF
..
450,601 — — 450,601 563,650 — — 563,650
S&P 500
®
Dividend
Aristocrats ETF
....
237,860,612 — — 237,860,612 191,403,477 — — 191,403,477
S&P 500
®
Ex-Energy ETF
464,741 — — 464,741 324,231 — — 324,231
S&P 500
®
Ex-Financials
ETF
.............
293,282 — — 293,282 112,323 — — 112,323
S&P 500
®
Ex-Health Care
ETF
.............
146,802 — — 146,802 57,868 — — 57,868
S&P 500
®
Ex-Technology
ETF
.............
350,685 — — 350,685 142,697 — — 142,697
S&P Global Core Battery
Metals ETF
.......
47,586 — — 47,586 — — — —
S&P Kensho Smart
Factories ETF
......
3,362 — — 3,362 2,974 — 494 3,468
S&P MidCap 400
®
Dividend Aristocrats
ETF
.............
37,694,884 — — 37,694,884 26,805,134 — — 26,805,134
S&P Technology
Dividend Aristocrats
ETF
.............
2,184,545 — — 2,184,545 1,568,574 — — 1,568,574
Smart Materials ETF
..
22,353 — — 22,353 17,043 — — 17,043
Supply Chain Logistics
ETF
.............
79,389 — — 79,389 38,989 — — 38,989
Fund
A
Undistributed
Ordinary
Income
A
Undistributed
Long-Term
Capital Gain
A
Accumulated
Capital and
Other Losses
A
Unrealized
Appreciation/
(Depreciation)
A
Big Data Refiners ETF
..............
$ — $ — $ (997,758) $ (416,058)
Decline of the Retail Store ETF
.......
55,440 — (30,226,079) (178,344)
DJ Brookfield Global Infrastructure ETF
.
— — (6,283,895) (19,364,390)
Equities for Rising Rates ETF
........
48,181 — (10,573,430) (1,712,448)
Global Listed Private Equity ETF
......
151,521 — (5,282,913) (2,258,512)
Hedge Replication ETF
.............
168,132 — (1,069,374) (502,602)
High Yield-Interest Rate Hedged
......
731,094 — (30,854,819) (13,300,853)
Inflation Expectations ETF
...........
189,893 — (6,731,305) 2,468,035
Investment Grade-Interest Rate Hedged 1,361,340 — (11,710,596) (30,436,923)
K-1 Free Crude Oil Strategy ETF
......
602,232 — — 11,655,438
Large Cap Core Plus
...............
479,667 — — 43,245,759
Long Online /Short Stores ETF
.......
— — (63,352,281) (3,892,615)
Merger ETF
......................
91,845 — (181,566) 256,166
Metaverse ETF
...................
2,585 — (724,561) (844,178)
MSCI EAFE Dividend Growers ETF
....
387,103 — (8,485,103) (8,523,754)
MSCI Emerging Markets Dividend
Growers ETF
...................
159,699 — (5,366,992) (2,007,894)
MSCI Europe Dividend Growers ETF
...
7,270 — (1,021,900) (1,187,067)
MSCI Transformational Changes ETF
..
10,144 — (7,119,518) (1,556,293)
Nanotechnology ETF
...............
1,429 — (200,984) (529,618)
Nasdaq-100 Dorsey Wright Momentum
ETF
..........................
— — (7,635,400) 726,280
On-Demand ETF
..................
4,786 — (505,426) (549,247)
Online Retail ETF
.................
— — (339,704,278) (51,675,692)
Pet Care ETF
....................
41,491 — (50,810,784) (50,937,857)
Russell 2000 Dividend Growers ETF
...
2,997,377 — (87,962,724) (56,266,636)

160 :: NOVEMBER 30, 2023 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses. Permanent differences, primarily due to gain (loss) on in-kind redemptions, reclassification on sale of derivatives, reversal of gain/(loss) on disposition of subsid-
iary units and nondeductible expenses, resulted in reclassifications as of October 31, 2023 (the Funds’ most recent tax year end), among the Funds’ components of net assets.
As of October 31, 2023 (the Funds’ most recent tax year end), the Funds had capital loss carry forwards (“CLCFs”) available to offset future realized gains, if any, to the extent provided for by regulations and to thereby reduce the amount of future taxable capital gain distributions. Under current tax law, CLCFs retain their character as either short-term or long-term capital losses, and are not subject to expiration.
At October 31, 2023 (the Funds’ most recent tax year end), the following Funds had available CLCFs:
Fund
A
Undistributed
Ordinary
Income
A
Undistributed
Long-Term
Capital Gain
A
Accumulated
Capital and
Other Losses
A
Unrealized
Appreciation/
(Depreciation)
A
Russell U.S. Dividend Growers ETF
....
$ 27,227 $ — $ (481,873) $ (1,143,651)
S&P 500
®
Bond ETF
...............
44,236 — (2,291,655) (1,383,415)
S&P 500
®
Dividend Aristocrats ETF
....
26,430,819 — (290,691,996) (60,611,547)
S&P 500
®
Ex-Energy ETF
...........
54,914 — (515,262) 431,789
S&P 500
®
Ex-Financials ETF
.........
54,034 — (250,145) (430,702)
S&P 500
®
Ex-Health Care ETF
........
24,821 — (82,138) 5,140
S&P 500
®
Ex-Technology ETF
........
72,418 — (574,898) (2,050,239)
S&P Global Core Battery Metals ETF
...
8,939 — (67,556) (790,866)
S&P Kensho Cleantech ETF
.........
— — (787,324) (2,949,612)
S&P Kensho Smart Factories ETF
.....
1,448 — (608,302) (129,446)
S&P MidCap 400
®
Dividend Aristocrats
ETF
..........................
4,621,125 — (1,191,660) (64,137,712)
S&P Technology Dividend Aristocrats
ETF
..........................
292,895 — (2,448,713) (7,726,798)
Smart Materials ETF
...............
52 — (347,719) (358,880)
Supply Chain Logistics ETF
..........
22,235 — (48,495) (211,917)
No Expiration Date
A
Big Data Refiners ETF
..........................................................................
$ 990,001
Decline of the Retail Store ETF
...................................................................
30,226,079
DJ Brookfield Global Infrastructure ETF
.............................................................
6,283,895
Equities for Rising Rates ETF
....................................................................
10,573,430
Global Listed Private Equity ETF
..................................................................
5,282,913
Hedge Replication ETF
.........................................................................
1,069,374
High Yield-Interest Rate Hedged
..................................................................
30,854,819
Inflation Expectations ETF
.......................................................................
6,731,305
Investment Grade-Interest Rate Hedged
............................................................
11,710,596
Long Online /Short Stores ETF
...................................................................
63,332,954
Merger ETF
..................................................................................
181,566
Metaverse ETF
...............................................................................
724,561
MSCI EAFE Dividend Growers ETF
................................................................
8,485,103
MSCI Emerging Markets Dividend Growers ETF
......................................................
5,366,992
MSCI Europe Dividend Growers ETF
...............................................................
1,021,900
MSCI Transformational Changes ETF
..............................................................
7,119,518
Nanotechnology ETF
...........................................................................
200,984
Nasdaq-100 Dorsey Wright Momentum ETF
.........................................................
7,634,127
On-Demand ETF
..............................................................................
505,426
Online Retail ETF
.............................................................................
339,545,917
Pet Care ETF
................................................................................
50,810,784
Russell 2000 Dividend Growers ETF
...............................................................
87,962,724
Russell U.S. Dividend Growers ETF
................................................................
481,873
S&P 500
®
Bond ETF
...........................................................................
2,291,655
S&P 500
®
Dividend Aristocrats ETF
................................................................
290,691,996
S&P 500
®
Ex-Energy ETF
.......................................................................
515,262
S&P 500
®
Ex-Financials ETF
.....................................................................
250,145
S&P 500
®
Ex-Health Care ETF
....................................................................
82,138
S&P 500
®
Ex-Technology ETF
....................................................................
574,898
S&P Global Core Battery Metals ETF
...............................................................
67,556
S&P Kensho Cleantech ETF
.....................................................................
782,865
S&P Kensho Smart Factories ETF
.................................................................
608,302

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2023 (UNAUDITED) :: 161
PROSHARES TRUST
At October 31, 2023 (the Funds’ most recent tax year end), the following Funds utilized CLCFs and/or elected to defer late-year ordinary losses to November 1, 2023:
3. Investment Transactions, Income and Expense Allocations
Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.
Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Div-
idend income is recorded on the ex-dividend date except for certain foreign dividends that may be recorded as soon as such in-
formation becomes available. Non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.
Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.
4. Advisory and Management Service Fees and Transactions with Affiliates
The Advisor serves as the investment adviser to each Fund subject to an expense limitation, as outlined in the table below (the
“Capped Funds”), pursuant to an Investment Advisory Agreement. For its investment advisory services, each Capped Fund pays the Advisor a monthly fee, accrued daily at an annualized rate based on its average daily net assets. Pursuant to a separate Man-
agement Services Agreement, the Advisor performs certain administrative services on behalf of the Capped Funds, such as nego-
tiating, coordinating and implementing the Trust’s contractual obligations with the Funds’ service providers; monitoring, over-
seeing and reviewing the performance of such service providers to ensure adherence to applicable contractual obligations; and
preparing or coordinating reports and presentations to the Board of Trustees with respect to such service providers. For these and other services, each Capped Fund pays the Advisor monthly management services fees, accrued daily at an annualized rate based on its average daily net assets.
The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses of each Capped Fund. These expense limitations remain in effect until the dates specified in the table below, after which they may be terminated or revised.
No Expiration Date
A
S&P MidCap 400
®
Dividend Aristocrats ETF
.........................................................
$ 1,191,660
S&P Technology Dividend Aristocrats ETF
...........................................................
2,448,713
Smart Materials ETF
...........................................................................
347,719
Supply Chain Logistics ETF
......................................................................
48,495
Fund
A
Capital Loss
Utilized
A
Ordinary Late Year
Loss Deferrals
A
Big Data Refiners ETF
.............................................................
$ — $ 7,757
Decline of the Retail Store ETF
......................................................
5,184 —
DJ Brookfield Global Infrastructure ETF
................................................
692,179 —
High Yield-Interest Rate Hedged
.....................................................
1,058,156 —
Investment Grade-Interest Rate Hedged
...............................................
4,645,845 —
Long Online /Short Stores ETF
......................................................
— 19,327
Merger ETF
.....................................................................
2,935,371 —
MSCI Emerging Markets Dividend Growers ETF
.........................................
58,429 —
MSCI Europe Dividend Growers ETF
..................................................
20,286 —
Nanotechnology ETF
..............................................................
42,552 —
Nasdaq-100 Dorsey Wright Momentum ETF
............................................
72,478 1,273
On-Demand ETF
.................................................................
16,580 —
Online Retail ETF
................................................................
— 158,361
S&P Kensho Cleantech ETF
........................................................
— 4,459
S&P Kensho Smart Factories ETF
....................................................
5,853 —

162 :: NOVEMBER 30, 2023 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
For the period ended November 30, 2023, advisory and management services fees, waivers, reimbursements, and expense limita-
tions were as follows:
For each Fund, amounts waived or reimbursed by the Advisor may be recouped by the Advisor within five years of the end of the applicable contractual period to the extent that such recoupments would not cause a Fund’s annualized operating expenses to exceed the lesser of (1) the expense limitation in effect at the time of waiver, and (2) the expense limitation in effect at the time of recoupment. Any amounts recouped by the Advisor during the period are reflected in the Statements of Operations as “Recoup-
ment of prior expenses waived and/or reimbursed by Advisor”. As of November 30, 2023, the amounts eligible for recoupment and the date of expiration are as follows:
The Advisor also serves as the investment adviser to each Fund not subject to an expense limitation as outlined below (the “Uni-
tary Fee Funds”) pursuant to an Investment Advisory and Management Agreement. The Unitary Fee Funds pay the Advisor a
monthly fee, accrued daily at an annualized rate based on average daily net assets for investment advisory and management ser-
vices. The Advisor is responsible for substantially all other expenses of the Unitary Fee Funds except, generally, interest expenses, taxes, brokerage and other transaction costs, legal expenses fees and expenses related to securities lending, compensation and expenses of the Independent Trustees, compensation and expenses of the counsel to the Independent Trustees, compensation and expenses of the Trust’s chief compliance officer and his or her staff, legal fees and expenses in connection with litigation, future distribution fees or expenses (if any), and extraordinary expenses.
The following funds have a unitary fee: ProShares Big Data Refiners ETF (0.58%), ProShares Decline of the Retail Store ETF
(0.65%), ProShares DJ Brookfield Global Infrastructure ETF (0.45%), ProShares Equities for Rising Rates ETF (0.35%), ProShares
High Yield-Interest Rate Hedged (0.50%), ProShares Investment Grade — Interest Rate Hedged (0.30%), ProShares K-1 Free Crude
Oil Strategy ETF (0.65%), ProShares Large Cap Core Plus (0.45%), ProShares Long Online/Short Stores ETF (0.65%), ProShares
Metaverse ETF (0.58%), ProShares MSCI EAFE Dividend Growers ETF (0.50%), ProShares MSCI Emerging Markets Dividend
Growers ETF (0.60%), ProShares MSCI Europe Dividend Growers ETF (0.55%), ProShares MSCI Transformational Changes ETF
(0.45%), ProShares Nanotechnology (0.58%), ProShares Nasdaq-100 Dorsey Wright Momentum ETF (0.58%), ProShares On-De-
mand ETF (0.58%), ProShares Online Retail ETF (0.58%), ProShares Pet Care ETF (0.50%), ProShares Russell 2000 Dividend
Growers ETF (0.40%), ProShares Russell U.S. Dividend Growers ETF (0.35%), ProShares S&P 500
®
Bond ETF (0.15%), ProShares
S&P 500
®
Dividend Aristocrats ETF (0.35%), ProShares S&P 500
®
Ex-Energy ETF (0.13%), ProShares S&P 500
®
Ex-Financials ETF
(0.13%), ProShares S&P 500
®
Ex-Health Care ETF (0.13%), ProShares S&P 500
®
Ex-Technology ETF (0.13%), ProShares S&P Global
Core Battery Metals ETF (0.58%), ProShares S&P Kensho Cleantech ETF (0.58%), ProShares S&P Kensho Smart Factories ETF
(0.58%), ProShares S&P MidCap 400
®
Dividend Aristocrats ETF (0.40%), ProShares S&P Technology Dividend Aristocrats ETF
(0.45%), ProShares Smart Materials (0.58%) and ProShares Supply Chain Logistics ETF (0.58%).
Fund
A
Investment
Advisory
Fee Rate
A
Management
Services Fee
Rate
A
Advisory Fees
Waived
A
Management
Services Fees
Waived
A
Expense
Reimbursements
A
Expense
Limitation
A
Expense Limitation
Effective Through
A
Global Listed Private Equity
ETF
..................
0.50% 0.10% $ 21,854 $ 4,371 $ 46,023 0.60 % September 30, 2024
Hedge Replication ETF*
....
0.75 0.10 122,082 16,277 56,517 0.95 September 30, 2024
Inflation Expectations ETF
..
0.55 0.10 96,369 11,824 — 0.30 September 30, 2024
Merger ETF*
.............
0.75 0.10 65,993 7,717 — 0.75 September 30, 2024
* In addition to the expense limitations disclosed above, the Advisor has entered into an Advisory Fee Waiver Agreement for each Fund that reduces the annualized advisory fee rate subject to the following breakpoints: 0.75% of the first $4.0 billion of average daily net assets of the
Fund, 0.70% of the next $1.5 billion, 0.65% of the next $1.5 billion, 0.60% of the next $1.5 billion and 0.55% of average daily net assets of the
Fund over $8.5 billion. To the extent that a Fund achieves an asset breakpoint, the Advisor will waive fees in order to match the corresponding reduction in the tiered advisory fee limit. Any such waivers are reflected as a component of “Expenses waived and/or reimbursed by Advisor” on the Statements of Operations, and are not subject to subsequent recoupment by the Advisor.
Expires September 30,
Fund 2024 2025 2026 2027 2028 2029
Total Amount
Eligible for
Recoupment
Global Listed Private Equity ETF
...
$ 124,461 $ 153,246 $ 149,156 $ 150,756 $ 151,194 $ 26,108 $ 754,921
Hedge Replication ETF
..........
212,474 210,955 347,389 428,312 466,047 56,424 1,721,601
Inflation Expectations ETF
........
202,598 213,190 209,329 326,793 279,450 35,511 1,266,871
Merger ETF
...................
141,587 151,118 181,794 260,386 155,469 23,216 913,570

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2023 (UNAUDITED) :: 163
PROSHARES TRUST
The Advisor has agreed to waive investment advisory and management services fees for each of the ProShares S&P 500
®
Ex-Ener-
gy ETF, ProShares S&P 500
®
Ex-Financials ETF, ProShares S&P 500
®
Ex-Health Care ETF and ProShares S&P 500
®
Ex-Technology
ETF to the extent total annual operating expenses before waivers and expense reimbursements, as a percentage of average daily net assets, exceed 0.09% through September 30, 2024. These waivers are non-recoupable. After such date, the expense limitation may be terminated or revised by the Advisor.
Employees of the Advisor serve in the roles of Interested Trustee, President, Chief Legal Officer and Secretary of the Trust. These
individuals receive no compensation directly from the Trust. Another employee of the Advisor serves as Chief Compliance Officer and Anti-Money Laundering Officer. This individual’s related compensation, along with the compensation of staff who administer the Funds’ compliance program, and certain other expenses are reimbursed to the Advisor by the Funds and are reflected on the
Statements of Operations as “Compliance services fees”.
5. Administration Fees
JPMorgan Chase Bank, N.A. acts as the Trust’s administrator (the “Administrator”). The Administrator provides certain admin-
istrative services to the Funds, including fund accounting, fund administration and certain compliance services, pursuant to a
Fund Services Agreement. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Adminis-
trator in the performance of its duties. Such fees are reflected on the Statements of Operations as “Administration Fees”. Certain
employees of the Administrator are also officers of the Trust.
6. Custodian Fees
JPMorgan Chase Bank, N.A. acts as custodian for the Funds in accordance with a Custody Agreement. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. Custodian fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. Such fees are reflected on the Statements of Operations as “Custodian Fees”.
7. Listing, Data and Related Fees
The Funds may incur costs relating to their initial and ongoing listing on an exchange and for the calculation and dissemination of Indicative Optimized Portfolio Values (IOPVs). Additionally, a Fund may enter into a license agreement for the right to use an
Index and the related Trade Mark(s) and to receive data related to the index from the index provider. The portion of such costs attributed to each Fund is reflected on the Statements of Operations as “Listing, Data and related fees”.
8. Trustees Fees
The Trust, together with other affiliated trusts, pay each Independent Trustee an aggregate fee consisting of a $325,000 annual retainer (paid in quarterly increments) for services provided as a Board member. Such fees are allocated between the Funds and other affiliated funds. Each Fund’s share of these fees, together with reimbursable expenses of the Trustees, is reflected on the
Statements of Operations as “Trustees Fees”.
9. Distribution and Service Plan
SEI Investments Distribution Co. serves as the Funds’ distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.
10. Issuance and Redemption of Fund Shares
Each Fund issues and redeems its shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.
To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund of all or a portion of the applicable Deposit Securities.  In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount up to 115% and/or 125% of the daily mark-
to-market value of the missing Deposit Securities.
Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.
Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees related to unsettled Creation Unit transactions are included in the receivable for

164 :: NOVEMBER 30, 2023 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
capital shares issued on the Statements of Assets and Liabilities. Transaction fees assessed during the period, which are included in the proceeds from shares issued on the Statements of Changes in Net Assets, were as follows:
11. Investment Transactions
For the period ended November 30, 2023, the cost of securities purchased and proceeds from sales of securities (U.S. government securities for the Inflation Expectations ETF), excluding short-term securities, derivatives and in-kind transactions, were:
12. In-Kind Transactions
During the period presented in this report, certain Funds delivered portfolio securities in exchange for the redemption of shares
(redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the
Funds recorded net realized gains and losses in connection with each transaction.
For the periods ended
A
Six Months Ended
November 30, 2023
A
Year Ended
May 31, 2023
A
Big Data Refiners ETF
..........................................................
$ — $ 117
High Yield-Interest Rate Hedged
..................................................
1,538 —
Inflation Expectations ETF
.......................................................
8,455 16,687
Investment Grade-Interest Rate Hedged
............................................
58,781 64,150
MSCI Transformational Changes ETF
..............................................
1,094 2,707
S&P Global Core Battery Metals ETF
...............................................
— 3,200
Fund
A
Purchases
A
Sales
A
Big Data Refiners ETF
..............................................................
$ 568,021 $ 565,281
DJ Brookfield Global Infrastructure ETF
.................................................
9,934,540 9,714,243
Equities for Rising Rates ETF
........................................................
21,855,677 33,682,156
Global Listed Private Equity ETF
......................................................
953,092 1,366,419
Hedge Replication ETF
.............................................................
1,219,061 1,273,028
High Yield-Interest Rate Hedged
......................................................
26,773,593 23,118,331
Investment Grade-Interest Rate Hedged
................................................
97,999,735 123,342,566
Large Cap Core Plus
...............................................................
114,384,886 111,246,400
Long Online /Short Stores ETF
.......................................................
11,607,884 9,843,305
Merger ETF
......................................................................
11,276,745 24,013,317
Metaverse ETF
...................................................................
1,672,809 1,668,228
MSCI EAFE Dividend Growers ETF
....................................................
23,623,900 23,833,935
MSCI Emerging Markets Dividend Growers ETF
..........................................
9,600,475 9,207,629
MSCI Europe Dividend Growers ETF
...................................................
1,860,744 1,918,730
MSCI Transformational Changes ETF
..................................................
1,793,862 4,560,109
Nanotechnology ETF
...............................................................
623,105 619,676
Nasdaq-100 Dorsey Wright Momentum ETF
.............................................
7,658,339 7,675,015
On-Demand ETF
..................................................................
117,799 120,718
Online Retail ETF
.................................................................
47,078,511 47,159,118
Pet Care ETF
....................................................................
17,826,413 17,802,245
Russell 2000 Dividend Growers ETF
...................................................
242,476,513 241,349,119
Russell U.S. Dividend Growers ETF
....................................................
1,336,321 1,342,570
S&P 500
®
Bond ETF
...............................................................
6,452,900 6,470,325
S&P 500
®
Dividend Aristocrats ETF
....................................................
1,021,933,394 1,019,176,373
S&P 500
®
Ex-Energy ETF
...........................................................
807,505 818,577
S&P 500
®
Ex-Financials ETF
.........................................................
1,061,227 910,256
S&P 500
®
Ex-Health Care ETF
........................................................
421,933 400,405
S&P 500
®
Ex-Technology ETF
........................................................
2,646,381 2,482,084
S&P Global Core Battery Metals ETF
...................................................
1,022,963 1,029,559
S&P Kensho Cleantech ETF
.........................................................
721,132 742,310
S&P Kensho Smart Factories ETF
.....................................................
114,950 116,405
S&P MidCap 400
®
Dividend Aristocrats ETF
.............................................
301,911,324 298,707,481
S&P Technology Dividend Aristocrats ETF
...............................................
24,491,010 23,974,816
Smart Materials ETF
...............................................................
388,076 389,934
Supply Chain Logistics ETF
..........................................................
270,101 292,341

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2023 (UNAUDITED) :: 165
PROSHARES TRUST
For the period ended November 30, 2023, the fair value of the securities transferred for redemptions, and the net realized gains
(losses) recorded in connection with the transactions were as follows:
In addition, during the period, certain Funds received securities in exchange for subscriptions of shares (subscriptions-in-kind).
For the period ended November 30, 2023, the fair value of the securities received for subscriptions were as follows:
13. Basis of Consolidation
The accompanying Consolidated Schedule of Portfolio Investments, Consolidated Statement of Assets and Liabilities, Consoli-
dated Statement of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights of Pro-
Shares K-1 Free Crude Oil Strategy ETF includes the account of ProShares Cayman Crude Oil Strategy Portfolio, a wholly-owned subsidiary of ProShares K-1 Free Crude Oil Strategy ETF, which primarily invests in commodity-related instruments. The Subsid-
iary enables the Fund to hold these commodity-related instruments and satisfy regulated investment company tax requirements.
The Fund will invest a significant portion of its total assets in its Subsidiary. As of November 30, 2023, the net assets of ProShares
Cayman Crude Oil Strategy Portfolio were 16.2% of the net assets of ProShares K-1 Free Crude Oil Strategy ETF. Intercompany ac-
counts and transactions, if any, have been eliminated. The Subsidiary is subject to the same investment policies and restrictions that apply to ProShares K-1 Free Crude Oil Strategy ETF, except that the Subsidiary may invest without limitation in commodi-
ty-related instruments.
Fund
A
Fair Value
A
Net Realized Gains
(Losses)
A
DJ Brookfield Global Infrastructure ETF
..............................................
$ 9,496,766 $ 812,833
Equities for Rising Rates ETF
.....................................................
5,449,913 158,695
Global Listed Private Equity ETF
...................................................
1,620,253 (12,909)
High Yield-Interest Rate Hedged
...................................................
4,496,988 (162,436)
Investment Grade-Interest Rate Hedged
.............................................
6,862,732 (188,378)
Large Cap Core Plus
............................................................
47,608,174 12,329,255
Long Online /Short Stores ETF
....................................................
2,375,643 317,023
MSCI EAFE Dividend Growers ETF
.................................................
2,941,893 282,886
MSCI Emerging Markets Dividend Growers ETF
.......................................
131,506 3,439
Nasdaq-100 Dorsey Wright Momentum ETF
..........................................
1,055,747 165,107
Online Retail ETF
..............................................................
12,495,142 1,599,475
Pet Care ETF
.................................................................
10,419,927 (271,157)
Russell 2000 Dividend Growers ETF
................................................
57,431,310 7,248,098
Russell U.S. Dividend Growers ETF
.................................................
1,756,797 161,034
S&P 500
®
Dividend Aristocrats ETF
.................................................
323,724,871 87,109,939
S&P 500
®
Ex-Energy ETF
........................................................
921,399 227,363
S&P 500
®
Ex-Financials ETF
......................................................
5,725,068 1,459,950
S&P 500
®
Ex-Health Care ETF
.....................................................
1,860,222 484,381
S&P 500
®
Ex-Technology ETF
.....................................................
5,004,006 946,370
S&P MidCap 400
®
Dividend Aristocrats ETF
..........................................
121,678,159 21,232,190
S&P Technology Dividend Aristocrats ETF
............................................
9,622,877 1,736,550
Fund
A
Fair Value
A
Big Data Refiners ETF
...........................................................................
$ 721,802
DJ Brookfield Global Infrastructure ETF
..............................................................
11,836,409
High Yield-Interest Rate Hedged
...................................................................
6,066,262
Investment Grade-Interest Rate Hedged
.............................................................
10,903,789
Large Cap Core Plus
............................................................................
1,440,196
Merger ETF
...................................................................................
7,008,785
Nasdaq-100 Dorsey Wright Momentum ETF
..........................................................
682,584
Online Retail ETF
..............................................................................
7,140,347
Russell 2000 Dividend Growers ETF
................................................................
15,430,519
S&P 500
®
Dividend Aristocrats ETF
.................................................................
451,688,486
S&P 500
®
Ex-Energy ETF
........................................................................
950,644
S&P 500
®
Ex-Financials ETF
......................................................................
11,256,240
S&P 500
®
Ex-Health Care ETF
.....................................................................
1,905,145
S&P 500
®
Ex-Technology ETF
.....................................................................
10,972,209
S&P MidCap 400
®
Dividend Aristocrats ETF
..........................................................
31,690,842
S&P Technology Dividend Aristocrats ETF
............................................................
75,257,208

166 :: NOVEMBER 30, 2023 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
14. Risk
Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.
Risks Associated with the Use of Derivatives
Certain Funds may obtain investment exposure through derivatives (including investing in futures contracts, options on fu-
tures contracts, securities and indexes, forward contracts, swap agreements and similar instruments). Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying the derivative, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses;
5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. The occurrence of any of these factors may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.
Certain Funds may use a combination of swaps on an underlying index or swaps on an ETF that is designed to track the perfor-
mance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.
Moreover, with respect to the use of swap agreements, if an index has a dramatic intraday move that causes a material decline in a Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agree-
ment or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund’s return.
Equity and Market Risk
Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
Long/Short Risk
Certain Funds seek long exposure to certain securities and short exposure to certain other securities. There is no guarantee that the returns on a Fund’s long or short positions will produce high, or even positive, returns. In addition, Funds subject to this risk may gain enhanced long exposure to certain securities (i.e., obtain investment exposure that exceeds the amount directly invested in those assets, a form of leverage) and, under such circumstances, will lose more money in market environ-
ments that are adverse to its long positions than funds that do not employ such leverage.
Concentration Risk
Certain Funds may typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating invest-
ments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.
Correlation Risk
There is no guarantee that a Fund whose investment objective, before fees and expenses, seeks correlation with an index will achieve a high degree of correlation with its index or the inverse thereof. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. The percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the percentage change of the Fund’s index on such day. A number of other factors may adversely affect a Fund’s correlation with its index, including material over- or under-exposure, fees, ex-

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2023 (UNAUDITED) :: 167
PROSHARES TRUST
penses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, infre-
quent trading in the securities underlying its index, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. While each Fund generally attempts to track the performance of the Index by investing all, or substantially all, of its assets in the securities that make up the Index in approximately the same proportion as their weighting in the Index, at times a Fund may not have investment exposure to all securities in its index, or, with respect to equity funds, its weighting of investment exposure to such securities, financial investments or industries may be different from that of the index. In addition, a Fund may invest in securities or financial investments not included in the index or in financial instruments. Each Fund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with its index. A Fund may also be subject to large movements of assets into and out of the Fund, which may cause a difference between the changes in the daily performance of the Fund and changes in the level of the Index potentially resulting in the Fund being over- or underexposed to its index and may be impacted by index reconstitutions and index rebalancing events. Additionally, a
Fund’s underlying investments may trade on markets that may or may not be open on the same day as the Fund. Furthermore, a Fund’s currency holdings may be valued at a different time than the level of its index. In addition, the Funds with a foreign currency hedging strategy may also be unable to perfectly match the Index and will introduce additional costs, both sources of additional correlation risk. Any of these factors could decrease correlation between the performance of a Fund and the index and may hinder a Fund’s ability to meet its investment objective.
Counterparty Risk
A Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or other-
wise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to financial instruments (including derivatives and repurchase agreements) entered into by the Fund. The Funds generally structure the agreements such that either party can terminate the contract without penalty prior to the termination date. If a counterparty terminates a contract, a Fund may not be able to invest in other derivatives to achieve the desired exposure, or achieving such exposure may be more expensive. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement.
Industry Concentration Risk
An Index tracked by a Fund may have a significant position of its value in issuers in an industry or group of industries. As such, a Fund would allocate its investments to approximately the same extent as the Index. As a result, a Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries.
Geographic Concentration Risk
Certain Funds that focus their investments in companies economically tied to particular foreign countries or geographic re-
gions may be particularly susceptible to political, social, economic or regulatory events affecting those countries or regions.
The performance of such Funds may be more volatile than a more geographically diversified fund.
Foreign Currency Risk
Certain of the Funds’ investments may be denominated in foreign currencies. Investments denominated in foreign currencies are exposed to more risk than those investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign cur-
rency losses could offset or exceed any potential gains, or add to losses, in the related investments. Regulatory fees or higher custody fees maybe imposed on foreign currency holdings.
Debt Instrument Risk
Certain Funds invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. In addition, changes in the credit quality of the issuer of a debt instrument (includ-
ing a default) can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. These factors may cause the value of an investment in a Fund to change.
Inflation Risk
Inflation risk is the risk that the value of assets or income from a Fund’s investments will be worth less in the future as infla-
tion decreases the value of payments at future dates. As inflation increases, the real value of a Fund’s portfolio could decline.
Inflation rates may change frequently and drastically as a result of various factors and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders’ investments in a Fund. Inflation has recently increased and it cannot be predicted whether it may decline.

168 :: NOVEMBER 30, 2023 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Breakeven Inflation Investing Risk
ProShares Inflation Expectations ETF seeks investment results, before fees and expenses, that track the performance of the
FTSE 30-Year TIPS (Treasury Rate-Hedged) Index. The FTSE 30-Year TIPS (Treasury Rate-Hedged) Index tracks the perfor-
mance of long positions in the most recently issued 30-year Treasury Inflation-Protected Securities (“TIPS”) bond and dura-
tion-adjusted short positions in U.S. Treasury bonds of, in aggregate, approximate equivalent duration dollars to the TIPS. The
FTSE 30-Year TIPS (Treasury Rate-Hedged) Index seeks to achieve an overall duration dollar amount of zero. The difference in yield (or spread) between these bonds (Treasury yield minus TIPS yield) is commonly referred to as a “breakeven rate of infla-
tion” (“BEI”) and is considered to be a measure of the market’s expectations for inflation over the relevant period. The level of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index (and the Fund) will fluctuate based on changes in the value of the under-
lying bonds, which will likely not be the same on a percentage basis as changes in the BEI. The FTSE 30-Year TIPS (Treasury
Rate-Hedged) Index is not designed to measure or predict the realized rate of inflation, nor does it seek to replicate the returns of any price index or measure of actual consumer price levels. Changes in the BEI are based on the TIPS and U.S. Treasury markets, interest rate and inflation expectations, and fiscal and monetary policy. There is no guarantee that these factors will combine to produce any particular directional changes in the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index over time, or that the Fund will retain any appreciation in value over extended periods of time, or that the returns of the FTSE 30-Year TIPS
(Treasury Rate-Hedged) Index or the Fund will track or outpace the realized rate of inflation, or any price index or measure of actual consumer price levels. It is possible that the returns of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index or the Fund
will not correlate to (or may be the opposite of) the change in the realized rate of inflation, or any price index, or measure of ac-
tual consumer price levels. Furthermore, while the BEI provides exposure to inflation expectations, it may also be influenced by other factors, including premiums related to liquidity for certain bonds as well as premiums surrounding the uncertainty of future inflation. These other factors may impact the level of the FTSE 30-Year TIPS (Treasury Rate-Hedged) Index or the value of the Fund in unexpected ways and may cancel out or even reverse the impact of changes in inflation expectations. As a result, an investment in the Fund may not serve as an effective hedge against inflation.
Subsidiary Investment Risk
Changes in the laws of the United States and/or the Cayman Islands, under which the ProShares K-1 Free Crude Oil Strategy
ETF and its Subsidiary are organized, respectively, could result in the inability of the Funds to operate as intended and could negatively affect the Funds and their shareholders. The Funds comply with the provisions of the 1940 Act governing invest-
ment policies, capital structure and leverage on an aggregate basis with their Subsidiaries.
Risks Associated with the Use of Crude Oil Futures Contracts
ProShares K-1 Free Crude Oil Strategy ETF obtains investment exposure through commodity futures and does not invest di-
rectly in physical commodities. ProShares K-1 Free Crude Oil Strategy ETF does not invest in nor seek exposure to the current
“spot” or cash price of physical crude oil. Crude oil futures contracts typically perform very differently from, and commonly underperform, the spot price of crude oil due to current (and futures expectations of) factors such as storage costs, supply and demand and geopolitical risks. Investing in futures contracts may be considered aggressive and may expose the Fund to greater risks than investing directly in securities or other instruments. These risks include counterparty risk and liquidity risk (each as discussed below). Because futures contracts often require limited initial investment, the use of futures contracts also may expose the Fund to losses in excess of those amounts initially invested.
Commodity Market Risk
The value of Commodity Futures typically is based in great part upon the price movements of a physical commodity and the market’s expectations for such moves in the future. The prices of Commodity Futures may fluctuate quickly and dramatically and may not correlate to price movements in other asset classes. Global events such as government interventions, treaties and trading, inter- or intrastate conflict, weather or other natural disasters, changes in supply or production, changes in activity of crude oil commodity producing companies, countries and/or organizations, and changes in speculators’ and/or investor’s demand can cause extreme levels of volatility. Furthermore, since commodities are generally denominated in USD, a strength-
ening US dollar can also cause significant declines in commodity prices. An active trading market may not exist for certain commodities. Each of these factors and events could have a significant negative impact on a Fund.
Rolling Futures Contract Risk
ProShares K-1 Free Crude Oil Strategy ETF (through its investment in the Subsidiary) has exposure to futures contracts and is subject to risks related to “rolling” of such contracts. The Fund does not intend to hold futures contracts through their expira-
tion date, but instead intends to “roll” its futures positions. Rolling occurs when a Fund closes out of futures contracts as they near their expiration date and is replaced with contracts that have a later expiration date. When the market for these futures contracts is such that the prices are higher in the more distant delivery months than in the nearer delivery months, the sale during the course of the rolling process of the more nearby contract would take place at a price that is lower than the price of the more distant contract. This pattern of higher futures contract prices for longer expiration contracts is often referred to as

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2023 (UNAUDITED) :: 169
PROSHARES TRUST
“contango.” Alternatively, when the market for futures contracts is such that the prices are higher in the nearer months than in the more distant months, the sale during the course of the rolling process of the more nearby contract would take place at a price that is higher than the price of the more distant contract. This pattern of higher futures prices for shorter expiration futures contracts is referred to as “backwardation.” Extended periods of contango or backwardation have occurred in the past and can in the future cause significant losses for a Fund.
Risks Specific to the Crude Oil Markets
Several factors may affect the price of crude oil and, in turn, the WTI crude oil futures contracts and other assets, if any, owned by the Fund. These factors include, but are not limited to, significant increases or decreases in the available supply or demand of crude oil, storage costs, technological factors related to new or improved extraction, refining and processing equipment and/or methods, a significant change in the attitude of speculators and investors towards crude oil, large purchases or sales of crude oil by governments or large institutions, other political factors such as new regulations or political discord in oil produc-
ing countries, as well as a significant increase or decrease in crude oil hedging activity by crude oil producers. Contempora-
neous with the onset of the COVID-19 pandemic in the U.S., crude oil markets experienced shocks to the supply of and demand for crude oil. This led to an oversupply of crude oil, which impacted the price of crude oil and futures contracts on crude oil and caused historic volatility in the market for crude oil and crude oil futures contracts. In April 2020, these market conditions contributed to a period of “extraordinary contango” that resulted in a negative price in the May 2020 WTI crude oil futures contract. If all or a significant portion of the futures contracts held by the Fund at a future date were to reach a negative price, investors in the Fund could lose their entire investment.
On February 24, 2022, Russia commenced a military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the region and the markets for securities and commodities, including oil. In addition, sanctions imposed on Russia by the United States and other countries, and any sanctions imposed in the future could have a significant adverse impact on the Russian economy and related markets. The price and liquidity of the futures in which the Fund invests may fluctuate widely as a result of the conflict and related events.
How long such conflict and related events will last and whether it will escalate further cannot be predicted. Impacts from the conflict and related events could have significant impact on the Fund’s performance, and the value of an investment in the
Fund may decline significantly.
Exposure to Retailing Industry Risk
Retailing Industry Risk is the risk faced by companies in the retailing industry, including: changes in domestic and inter-
national economies, consumer confidence, disposable household income and spending, and consumer tastes and preferenc-
es; intense competition; changing demographics; marketing and public perception; dependence on third-party suppliers and distribution systems; intellectual property infringement; legislative or regulatory changes and increased government super-
vision; thin capitalization; dependence on a relatively few number of high volume sales days to achieve overall results; and
dependence on outside financing, which may be difficult to obtain.
Online Retail Companies Risk
Companies that operate in the online marketplace and retail segments are subject to fluctuating consumer demand. Unlike traditional brick and mortar retailers, online marketplaces and retailers must assume shipping costs or pass such costs to consumers. Consumer access to price information for the same or similar products may cause companies that operate in the online marketplace and retail segments to reduce profit margins in order to compete. Due to the nature of their business mod-
els, companies that operate in the online marketplace and retail segments may also be subject to heightened cybersecurity risk, including the risk of theft or damage to vital hardware, software and information systems. The loss or public dissemi-
nation of sensitive customer information or other proprietary data may negatively affect the financial performance of such companies to a greater extent than traditional brick and mortar retailers. As a result of such companies being web-based and the fact that they process, store, and transmit large amounts of data, including personal information, for their customers, fail-
ure to prevent or mitigate data loss or other security breaches, including breaches of vendors’ technology and systems, could expose companies that operate in the online marketplace and retail segments or their customers to a risk of loss or misuse of such information, adversely affect their operating results, result in litigation or potential liability, and otherwise harm their businesses. Investing in Online Retailers may be attractive to investors who believe the trend of rising online sales will continue; however, there is no guarantee this trend will continue. Each of these factors could have a negative impact on the performance of the companies in the Index and the performance of the Fund.
Metaverse Companies Risk
The metaverse is a developing technology and is subject to risks associated with a developing technology which include, but are not limited to, small or limited markets for their securities, changes in business cycles, world economic growth, technolog-
ical progress, rapid obsolescence, and government regulation. Companies in metaverse-related businesses, especially smaller, start-up companies, tend to be more volatile than securities of companies that do not rely heavily on technology. Rapid change

170 :: NOVEMBER 30, 2023 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
to technologies that affect a company’s products could have a material adverse effect on such company’s operating results.
These companies may rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. Such companies typically face intense competition and loss or impairment of intellectual property rights. There is no guarantee that the products or services produced by companies in metaverse related businesses will be successful.
Media and Entertainment Industry Risk
Media and entertainment companies within the Communication Services industry are impacted by the high costs of research and development of new content and services in an effort to stay relevant in a highly competitive industry. In addition, me-
dia and entertainment companies are challenged by the changing tastes, topical interests and discretionary income of their targeted consumers. With the advancement of streaming technology, sales of content through physical formats (such as DVD and Blu-ray) and traditional content delivery services (such as cable TV providers and satellite dish operators) are declining in popularity as consumers increasingly opt to purchase digital content that is customizable, less expensive and takes up less physical space. The media and entertainment industry is regulated and changes to rules regarding advertising and the content produced by media and entertainment companies can increase overall production and distribution costs.
Semiconductors and Semiconductor Equipment Industry Risk
The risks of investments in the industry include: intense competition, both domestically and internationally, including com-
petition from subsidized foreign competitors with lower production costs; wide fluctuations in securities prices due to risks of rapid obsolescence of products; economic performance of the customers of semiconductor companies; their research costs and the risks that their products may not prove commercially successful; capital equipment expenditures that could be sub-
stantial and suffer from rapid obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. The semiconductors sector may also be affected by risks that affect the broader technology sector, including: gov-
ernment regulation; dramatic and often unpredictable changes in growth rates and competition for qualified personnel; heavy dependence on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability; and
a small number of companies representing a large portion of the technology sector as a whole.
Software and Services Industry Risk
The risks of investments in the industry include: competitive pressures, such as aggressive pricing (including fixed-rate pric-
ing), technological developments (including product-specific technological change), changing domestic demand, and the abil-
ity to attract and retain skilled employees; availability and price of components; dependence on intellectual property rights, and potential loss or impairment of those rights; research and development costs; rapid product obsolescence; cyclical market patterns; evolving industry standards; and frequent new product introductions requiring timely and successful introduction of new products and the ability to service such products. The software and services industry may also be affected by risks that affect the broader information technology industry.
Battery Metals Investing Risk
Companies engaged in the battery metals mining industry are subject to the risks associated with mining activities. These risks include those related to changes in the price of battery metals, which may be the result of changing inflation expecta-
tions, currency fluctuations, speculation, and industrial, government and global consumer demand, among other factors. In addition, such companies may be particularly susceptible to disruptions in the supply chains and world events and economic conditions, including political risks of the countries where battery metals companies are located or do business. These compa-
nies may also face increased scrutiny from regulators and legislators considering the environmental impact of battery metal mining. Finally, mining companies often engage in significant amounts of spending on exploration and development of min-
eral deposits which may involve significant financial risks over longer periods of time.
Unrelated Business Lines Risk
Companies in the Index may have significant business lines that are unrelated to the index theme. These unrelated busi-
ness lines may be a meaningful portion of a company’s current business, in terms of profit or revenue, for example, than the portion represented by the Index theme. Consequently, these unrelated business lines may have a significant impact on the performance of the company, the Index and the Fund. In particular, these unrelated business lines may cause the Fund to un-
derperform investments that do not have exposure to unrelated business lines. For example, if an unrelated business line of a company underperforms its battery metals related business line, it may negatively affect the performance of the company, the
Index and the Fund.
Natural Disaster/Epidemic Risk
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-relat-
ed phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus
COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead,

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2023 (UNAUDITED) :: 171
PROSHARES TRUST
to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate polit-
ical, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disrup-
tions to important global, local and regional supply chains affected, with potential corresponding results on the operating per-
formance of the Funds and their investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reduc-
ing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’
investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete re-
demptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on a Fund’s performance, resulting in losses to your investment.
Risk of Public Health Disruptions
Widespread disease, including public health disruptions, pandemics and epidemics (for example, COVID-19 including its vari-
ants), have been and may continue to be highly disruptive to economies and markets. Health crises could exacerbate political, social, and economic risks, and result in breakdowns, delays, shutdowns, social isolation, civil unrest, periods of high unem-
ployment, shortages in and disruptions to the medical care and consumer goods and services industries, and other disrup-
tions to important global, local and regional supply chains, with potential corresponding results on the performance of a Fund and its investments.
Additionally, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia’s military incursions in
Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other coun-
tries against Russia. The ongoing hostilities between the two countries could result in additional widespread conflict and could have a severe adverse effect on the region and certain markets. Sanctions on Russian exports could have a significant adverse impact on the Russian economy and related markets and could affect the value of a Fund’s investments, even beyond any direct exposure a Fund may have to the region or to adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on a Fund performance and the value of an investment in a Fund.
Risks of Government Regulation
The Financial Industry Regulatory Authority (“FINRA”) issued a notice on March 8, 2022 seeking comment on measures that could prevent or restrict investors from buying a broad range of public securities designated as “complex products”— which could include the leveraged and inverse funds offered by ProShare Advisors. The ultimate impact, if any, of these measures remains unclear. However, if regulations are adopted, they could, among other things, prevent or restrict investors’ ability to buy the funds.
15. Indemnifications
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the
Trust expects risk of significant loss to be remote.
16. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

172 :: LIQUIDITY RISK MANAGEMENT PROGRAM
PROSHARES TRUST
Liquidity Risk Management Program
ProShares Trust (the "Trust") has implemented a liquidity risk management program ("Liquidity Program") to identify illiquid investments pursuant to Rule 22e-4 of the Investment Company Act of 1940, as amended. The Board of Trustees of the Trust ("the
Board") has approved the designation of ProShare Advisors LLC (the "Program Administrator") to administer the Trust's Liquidity
Program, subject to the oversight of the Board.
On September 11-12, 2023, during a meeting of the Board, the Chief Compliance Officer of the Trust provided to the Board the annual report on the Trust's Liquidity Program (the "Annual Liquidity Report"). The Annual Liquidity Report, which covered the period from July 1, 2022 through June 30, 2023, addressed the operation of the Trust's Liquidity Program and assessed the adequa-
cy and effectiveness of the Liquidity Program's implementation. The Annual Liquidity Report affirmed that the Program Admin-
istrator believes that: (1) the Liquidity Program continues to be reasonably designed to effectively assess and manage each Fund's liquidity risk; (2) each Fund's liquidity risk continues to be appropriate in light of the Fund's investment objective and strategies and each Fund's investment strategies continue to be appropriate for an open-end management investment company; and (3) the
Liquidity Program has been adequately and effectively implemented with respect to each Fund during the reporting period. The
Annual Liquidity Report also affirmed that there have been no material changes to the Liquidity Program since its initial approval and that no material changes were being recommended at that time.

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT :: 173
PROSHARES TRUST
At a meeting held on September 12-13, 2023, the Board of Trustees (the “Board”) of ProShares Trust (the “Trust”) considered the renewal of the Investment Advisory Agreement (the “Investment Advisory Agreement”) and the Investment Advisory and Man-
agement Agreement (the "Unitary Fee Agreement") (collectively, the “Advisory Agreements”), each for certain series of ProShares
Trust (the “Trust”), between the Trust and ProShare Advisors LLC (the “Advisor”), on behalf of each of its operational series (the
“Funds”). Certain Funds are designed to track, before fees and expenses, the performance of an underlying index (each a “Match-
ing Fund” and, collectively, the "Matching Funds"). Certain other Funds are actively managed and are designed to meet a speci-
fied investment objective (each an "Active Fund" and, collectively, the "Active Funds"). All other Funds are "geared" funds (each, a
"Geared Fund" and, collectively, the "Geared Funds") that are designed to seek daily investment results, before fees and expenses, that correspond to a multiple (i.e., 3x or 2x), the inverse (i.e., -1x) or an inverse multiple (i.e., -3x or -2x) of the return of an underly-
ing index for a single day.
The Board did not identify any particular information that was most relevant to its consideration to approve the continuation of the Advisory Agreements and each Trustee may have afforded different weight to the various factors.
The Board received a memorandum from independent legal counsel to the Independent Trustees regarding the Board’s respon-
sibilities under state and federal law with respect to the Board’s consideration of the renewal or approval of investment advisory agreements. The Independent Trustees were advised by their independent legal counsel throughout the process, including about the legal standards applicable to their review.
In response to a request from Independent Legal Counsel on behalf of the Independent Trustees, the Advisor provided information for the Board to consider relating to the continuation of the Advisory Agreements, including information that addressed, among other things:
(i) the nature, extent and quality of the services that were provided or proposed to be provided by the Advisor;
(ii) the costs of the services to be provided and the profits realized by the Advisor;
(iii) the investment performance of the Funds and the Advisor;
(iv) the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders; and
(v) other benefits to the Advisor and/or its affiliates from the relationship to the Funds.
It was noted that the Independent Trustees requested from the Advisor certain information concerning the Funds to assist them in evaluating the terms of the Advisory Agreements. In response to the request from the Independent Trustees, the Advisor provid-
ed information and reports relevant to the continuation of the Advisory Agreements, including, among other things:
information about the advisory services provided by the Advisor with respect to the Funds;
the Advisor’s Form ADV;
biographies of the employees of the Advisor who are primarily responsible for providing investment advisory services to the Funds;
information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year;
information regarding advisory fees earned versus advisory fees waived for previous periods;
performance information for prior periods;
comparative industry fee data;
with respect to Funds subject to the Investment Advisory Agreement, information about fees and other amounts that were received by the Advisor and its affiliates for non-advisory services with respect to the Funds;
information regarding the Advisor's trade allocation and best execution policies and procedures;
information about the financial condition of the Advisor;
information regarding how the Advisor monitors each Fund's compliance with regulatory requirements and Trust pro-
cedures; and
the Advisor’s reputation, expertise and resources.
The Independent Trustees asked the Advisors to retain the services of an independent consultant to identify peer group funds for each Fund (the “Peer Group”), to assist the Independent Trustees in evaluating information with respect to certain aspects of their

174 :: BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT
PROSHARES TRUST
review, including the performance of the Funds and the reasonableness of fees paid by the Funds. The Board evaluated informa-
tion available to it on a Fund-by-Fund basis, and its determinations were made separately with respect to each Fund.
In addition to the information provided and discussions that occurred at the meeting at which the Board took action regarding the renewal of the Advisory Agreements, the Board also considered information it received throughout the year as part of its reg-
ular oversight of the Funds.
Nature, Extent and Quality of the Advisor's Services
The Board reviewed the nature, extent and quality of the investment advisory services performed by the Advisor with respect to the Funds. The Board noted no significant differences between the scope of services provided by the Advisor in the past year and as compared those services to be provided in the upcoming year. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively. In particular, the Board considered the following:
the investment objective of each Fund, the Advisor’s description of the skills needed to manage each Fund and the Advi-
sor's success in achieving the investment objectives of each Fund;
the unique features of the Funds, including the unique asset classes and investment strategies of certain Funds, as well as the employment of optimization/sampling techniques necessary to manage certain Funds and develop creation and redemption baskets for certain Funds, and the actively managed strategies utilized by certain Funds;
with respect to the Geared Funds, the fact that to maintain exposure consistent with each Geared Fund's daily investment objective, each Geared Fund needs to be rebalanced each day, an activity not typical of traditional ETFs or index funds;
the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the Funds;
the structure of the Advisor’s portfolio staff compensation program and the incentives it is intended to provide;
the collateral, credit and cash management functions at the Advisor and enhancements made in these areas in recent years;
the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives and minimize counterparty risk;
the Advisor’s ability to monitor compliance with the federal securities laws, including the Securities and Exchange Com-
mission’s liquidity rule, derivatives rule and valuation requirements, among other applicable regulatory requirements;
for certain Bitcoin-linked ETFs, the Advisor’s familiarity with digital assets and Bitcoin in particular, as well as pro-
cesses related to assessing risk and liquidity with respect to investments in Bitcoin futures, the Advisor’s familiarity with the market for Bitcoin futures and its ability to manage the ETFs and obtain appropriate exposure in that market, the appropriateness of investing in Bitcoin related instruments by the ETFs as exchange traded funds and the potential benefits of a futures-based approach;
a continued investment in personnel and technology by the Advisor that would generally improve capacity and efficiency as well as improvements related to remote and hybrid working conditions;
information regarding allocation of Fund brokerage and the selection of counterparties for Fund portfolio transactions, as well as the Advisor’s ability to negotiate generally favorable terms with swap counterparties on behalf of various
Funds; and
the Advisor's ability to manage the Funds in a tax efficient manner, which is more challenging for Geared ETFs and Bit-
coin-linked ETFs than for traditional ETFs.
The Board considered that the Advisor oversees the operations of the Funds and provides compliance services to the Funds. The
Board also reviewed the Advisor’s compliance program, including specific activities associated with the Funds. The Board dis-
cussed the compliance program with the Funds’ Chief Compliance Officer (the "CCO"). The Board and the CCO discussed the CCO's evaluation of the operation of the Advisor’s compliance program and efforts with respect to the Funds, changes made to the Advi-
sor's compliance program since the CCO's last annual report to the Board, and whether the CCO believed additional enhancements to the compliance program were warranted. The Board discussed compliance issues reported to the Board during prior years and

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT :: 175
PROSHARES TRUST
the remediation of such issues. The Board discussed key risk areas identified by the CCO and how such risks are addressed by the compliance program.
Based upon its review, the Board, including all of the Independent Trustees, concluded that (i) the investment advisory services provided by the Advisor with respect to each Fund were of high quality, (ii) the Advisor achieved the investment goals of the Funds,
(iii) the Advisor's services benefited the Funds' shareholders, particularly in light of the nature of the Funds and the services re-
quired to support each such Fund and (iv) it was generally satisfied with the nature, quality and extent of services provided by the
Advisor to the Funds.
Comparison of Services and Fees
The Advisor presented information about the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided to the Funds at the expense of the Advisor, the costs of these services and the comparability to the fees paid by other investment companies, including ETFs, and in certain cases mutual funds or other invest-
ment vehicles, offering strategies similar to the Funds. The Board discussed the methodology used to prepare the comparative fee data for each Fund and the potential limitations of such data. The Board discussed the difficulty in compiling the comparative data and Peer Group information for certain Funds because, by design, many of the Funds are unique, because they are geared funds or because they are based on “thematic” strategies or newer indices or newer asset classes, and few, if any, funds offering substantially similar investment objectives and strategies exist. The Board considered the Advisor’s representation that it found the Peer Group compiled by the independent consultant to be appropriate but acknowledged the existence of certain differences between certain Funds and their peers that may limit the usefulness of comparisons. The Board noted that the methodology used to compile the Peer Group and comparative data was substantially similar to that used in prior years and is continually re-evalu-
ated. Notwithstanding the challenge associated with Peer Group and data compilation, the Board found the comparative informa-
tion it received to be useful in its evaluation of the reasonableness of the Advisor's fees. The Advisor presented information about the significant drivers of cost and also made representations regarding the costs to investors of seeking to achieve the objectives of the Funds on their own and noted that it would be more expensive or impractical to do so.
The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund covered under the Advisory Agreement and certain Funds covered under the Unitary Fee Agreement and the net advisory fees paid by each such Fund after taking waivers and reimbursements into account.
The Board also recognized that it is difficult to make comparisons of fees across fund complexes because there may be variations in services that are included in the fees paid by other ETFs.
The Board, including all of the Independent Trustees, concluded that, with respect to the Funds, the investment advisory fees and any other compensation payable to the Advisor were reasonable in relation to the nature and quality of the services provided and that the continuation of the Investment Advisory Agreement and the Unitary Fee Agreement was in the best interests of the shareholders of the Funds.
Investment Performance of the Funds and the Advisor
The Board considered total return information for each operational Fund and focused on the correlation of returns to benchmark information for each Geared Fund for the 3-month, 1-year, 3-year, 5- year, 10-year and since inception periods ended June 30, 2023, as applicable. The Board also considered performance information provided at regular Board meetings throughout the year. The
Board noted that correlation of returns for each Geared Fund remained strong during the applicable periods and that Geared Fund performance versus target performance was generally within expected ranges. The Board further noted that Matching Fund and
Active Fund performance versus benchmark index performance was also generally within expected ranges during the applicable periods.
The Board also noted that given the nature of the Matching Funds and the Geared Funds, the correlation of performance versus the benchmark (or relevant inverse or multiple thereof) was more meaningful than a Fund’s total return.
With regard to ProShares Bitcoin Strategy ETF , the Board noted that for the 3-month, 1-year and since inception periods ended
June 30, 2023, the Fund closely tracked its Peer Group average, and for the 3-month and since inception periods underperformed its benchmark index, and for the 1-year period, outperformed its benchmark index.
After reviewing the performance of the Funds, the Board, including all of the Independent Trustees, concluded that the perfor-
mance of the Funds was satisfactory.
Profitability
The Board considered and discussed the significant drivers of cost incurred by or expected to be incurred by the Advisor in managing the Funds, including, but not limited to, intellectual capital, regulatory compliance, daily portfolio rebalancing of the
Geared Funds, and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought

176 :: BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT
PROSHARES TRUST
to achieve the objectives of the Funds. The Board considered and discussed with representatives of the Advisor the profitability to the Advisor of its management of each of the Funds with respect to each Fund individually and all Funds collectively. The Board also discussed the Advisor’s profit margin, including the expense allocation methodology used in the Advisor’s profitability anal-
ysis. It was noted that the methodology for determining profitability was conducted in a similar fashion as the prior year.
The Independent Trustees met in executive session to discuss and evaluate the information provided by the Advisor. Among other things, the Independent Trustees reviewed information regarding the financial condition and profitability of the Advisor, includ-
ing the methodologies involved in calculating profitability.
Based on its review, the Board, including all of the Independent Trustees, concluded that the profitability to the Advisor was rea-
sonable in light of the services and benefits provided to each Fund.
Economies of Scale
The Board discussed with representatives of the Advisor potential economies of scale in connection with the management and operation of each Fund as well as the effect of the contractual expense limitations undertaken by the Advisor. The Board consid-
ered that each Fund covered by the Investment Advisory Agreement pays the Advisor an annual investment advisory fee of 0.75%
of average daily net assets (other than the ProShares Global Listed Private Equity ETF, which pays 0.50%, and the ProShares
Inflation Expectations ETF, which pays 0.55%), and that, pursuant to a contractual waiver, the Advisor has agreed to reduce each such Fund's annual investment advisory fee by 0.05% on assets in excess of $4.0 billion up to $5.5 billion, 0.10% on assets in ex-
cess of $5.5 billion up to $7.0 billion, 0.15% on assets in excess of $7.0 billion up to $8.5 billion, and 0.20% on assets in excess of
$8.5 billion, through at least September 30, 2024. The Board considered that, during the fiscal period, three Funds were subject to investment advisory fee reductions as a result of breakpoint fee reductions.
The Board considered that the Funds covered by the Unitary Fee Agreement pay a fee that remains the same (as a percentage of such a Fund’s net assets) as asset levels increase. The Board also noted that under the Unitary Fee Agreement the Advisor is contractually obligated to pay actual costs above the Unitary Fee (other than excluded costs) and that the Unitary Fee Agreement provides an effective cap on each subject Fund’s normal operating expenses, which otherwise would be higher if a Fund does not achieve sufficient size. The Board also noted the Advisor’s representation that such an arrangement provides important dis-
tribution benefits for the Funds and addresses competitive pressures within the ETF industry, particularly with “strategic” or
“matching” funds.
The Board also considered the asset levels of the other Funds that have no breakpoints in their contractual advisory fees and determined that it would not be necessary to implement breakpoints at this time. The Board noted that the asset levels of some
Funds increase and decrease sometimes significantly and, therefore, economies of scale may be elusive.
The Board considered that certain Funds may benefit from the expense limitation arrangements in place for those Funds.
The Board indicated to the Advisor that it will continue to consider and evaluate on an ongoing basis potential economies of scale and how Fund shareholders might benefit from those economies of scale.
Other Benefits
The Board also considered the Advisor's non-advisory services, including those performed under a separate Management Ser-
vices Agreement for Funds covered under the Investment Advisory Agreement. The Board considered the fact that the Geared
Funds’ shareholders, and the shareholders of certain Matching Funds, tend to be active traders, which adds a level of complexity to the management of those Funds as the Advisor needs to account for significant asset flows in and out of the Funds. The Board also considered any indirect, or "fall-out," benefits that the Advisor or its affiliates derived from their relationship to the Funds but concluded that such benefits were relatively insignificant.
Conclusions
Based on, but not limited to, the above considerations and determinations, the Board, including all of the Independent Trustees, determined that the Agreements for the Funds are fair and reasonable in light of the nature, extent and quality of the services to be performed, the fee rates to be paid, the Advisor’s expenses and such other matters as the Board considered relevant in the exercise of its business judgement. Accordingly, the Board concluded that the continuation of the Advisory Agreements was in the best interests of the shareholders of the Funds. On this basis, the Board unanimously voted in favor of the renewal of the Advisory
Agreements.

MISC. INFORMATION (UNAUDITED) :: 177
PROSHARES TRUST
Federal Tax Information
Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the percentages of ordinary dividends paid during the tax year ended October 31, 2023 are designated as “qualified dividend income” (QDI), as defined in the Act, subject to reduced tax rates in 2023. The Funds also qualify for the dividends received deduction (DRD) for corporate shareholders. The Funds desig-
nated up to the maximum amount of qualified interest income (QII) from ordinary distributions paid during the tax year ended
October 31, 2023.
For the tax year ended October 31, 2023, the Funds federal tax information is as follows:
Funds with Short-Term Capital Gain Designation
For the tax year ended October 31, 2023, the Trust does not have any ordinary distributions paid during the Trust’s tax year that are from qualified short-term capital gain. The funds designate up to the maximum amount of Qualified Short-Term Gains.
Funds with Equalization
For the tax year ended October 31, 2023, the following Fund utilized equalization to offset long-term capital gains with the amounts stated below:
Funds
A
QDI
A
DRD
A
QII
A
Decline of the Retail Store ETF
........................................
0.00% 0.00% 100 .00%
DJ Brookfield Global Infrastructure ETF
..................................
51 .18 30 .82 0 .47
Equities for Rising Rates ETF
.........................................
100 .00 96 .30 0 .30
Global Listed Private Equity ETF
.......................................
53 .09 50 .22 0 .35
Hedge Replication ETF
..............................................
6 .81 6 .27 100 .00
High Yield-Interest Rate Hedged
.......................................
0.00 0.00 83 .41
Inflation Expectations ETF
............................................
0.00 0.00 100 .00
Investment Grade-Interest Rate Hedged
.................................
0.00 0.00 69 .34
K-1 Free Crude Oil Strategy ETF
.......................................
0.00 0.00 55 .94
Large Cap Core Plus
................................................
100 .00 100 .00 3 .66
Merger ETF
.......................................................
34 .96 12 .92 86 .60
Metaverse ETF
....................................................
100 .00 71 .45 0.00
MSCI EAFE Dividend Growers ETF
.....................................
80 .03 0.00 0 .58
MSCI Emerging Markets Dividend Growers ETF
...........................
42 .67 0.00 0 .49
MSCI Europe Dividend Growers ETF
....................................
100 .00 0.00 0 .61
MSCI Transformational Changes ETF
...................................
59 .45 41 .69 2 .48
Nanotechnology ETF
................................................
100 .00 100 .00 0.00
Nasdaq-100 Dorsey Wright Momentum ETF
..............................
100 .00 100 .00 0 .61
Pet Care ETF
.....................................................
100 .00 80 .88 0 .97
Russell 2000 Dividend Growers ETF
....................................
100 .00 100 .00 0 .28
Russell U.S. Dividend Growers ETF
.....................................
100 .00 100 .00 0 .29
S&P 500
®
Bond ETF
................................................
0.00 0.00 100 .00
S&P 500
®
Dividend Aristocrats ETF
.....................................
100 .00 98 .66 0 .27
S&P 500
®
Ex-Energy ETF
............................................
100 .00 99 .03 0 .57
S&P 500
®
Ex-Financials ETF
..........................................
100 .00 100 .00 0 .73
S&P 500
®
Ex-Health Care ETF
.........................................
100 .00 100 .00 0 .62
S&P 500
®
Ex-Technology ETF
.........................................
100 .00 100 .00 0 .54
S&P Global Core Battery Metals ETF
....................................
100 .00 1 .56 0.00
S&P Kensho Smart Factories ETF
......................................
100 .00 91 .61 0.00
S&P MidCap 400
®
Dividend Aristocrats ETF
..............................
100 .00 100 .00 0 .28
S&P Technology Dividend Aristocrats ETF
................................
100 .00 100 .00 0 .51
Smart Materials ETF
................................................
100 .00 54 .48 0.00
Supply Chain Logistics ETF
...........................................
54 .14 14 .33 0.00
Fund Long-Term
Large Cap Core Plus
.............................
$575,676

178 :: MISC. INFORMATION (UNAUDITED)
PROSHARES TRUST
Proxy Voting Information
A description of the Trust’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Trust voted any proxies related to portfolio securities for the prior twelve-month period ended June 30, is available by August 31 of each year, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the Securities and Exchange Commission
(“SEC”) Website (http://www.sec.gov).
Quarterly Portfolio Holdings Information
The Funds will file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT will be available on the SEC’s Website at http://www.sec.gov. The Funds’ Form N-PORT may also be reviewed and copied at the SEC’s Public Reference Roomin Washington, DC. Information on the operation of the Pub-
lic Reference Room may be obtained by calling 1-800-SEC-0330.
Premium/Discount Information
Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund’s net asset value may be found on the website at www.ProShares.com

© 2023 ProShare Advisors LLC. All rights reserved.
PSSSA1123
ProShares Trust
7272 Wisconsin Avenue, 21st Floor, Bethesda, MD 20814
866.PRO.5125 866.776.5125
ProShares.com
This report is submitted for the general information of the shareholders of ProShares. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. To obtain the most recent month end performance information for each
ETF, visit ProShares.com.
“S&P Merger Arbitrage”, “S&P 500
®
Dividend Aristocrats
®
”, “S&P Global Core Battery Metals Index”, “S&P Strategic Futures Index”, “S&P
MidCap 400
®
Dividend Aristocrats
®
”, “S&P Technology Dividend Aristocrats
®
”, certain “S&P Select Industry Indices”, “S&P 500
®
Ex-Energy
Index”, “S&P 500
®
Ex-Financials & Real Estate Index”, “S&P 500
®
Ex-Health Care Index”, “S&P 500
®
Ex-Information Technology Index” and
“Dow Jones Brookfield Global Infrastructure Composite Index” are products of S&P Dow Jones Indices LLC and its affiliates. The “Russell
2000
®
Dividend Growth Index” and “Russell 3000
®
Dividend Elite Index” are a trademark of Russell Investment Group. “MSCI EAFE Dividend
Masters Index”, “MSCI Europe Dividend Masters Index” and “MSCI Emerging Markets Dividend Masters Index” are service marks of MSCI.
“Credit Suisse 130/30 Large Cap Index
TM
” is a trademark of Credit Suisse Securities (USA) LLC or one of its affiliates. “Merrill Lynch Factor
Model—Exchange Series”, “Merrill Lynch Factor Model
®
” and “Merrill Lynch International
TM
” are intellectual property of Merrill Lynch, Pierce,
Fenner & Smith Incorporated
TM
or its affiliates (“BofAML”). “Solactive
®
” is a trademark of Solactive AG, “CITI” is a trademark and service mark of Citigroup Inc. or its affiliates, and is used and registered throughout the world. “LPX
®
Direct Listed Private Equity Index” and “LPX
®
”
are registered trademarks of LPX GmbH. “Bloomberg
®
”, “Bloomberg Commodity Index
SM
” and the names identifying each of the individual
Bloomberg Commodity Subindexes are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”).
“FTSE Developed Europe All Cap Index” is a trademark of the FTSE International Limited (“FTSE”). All have been licensed for use by
ProShares. “FTSE
®
” is a trademark of the London Stock Exchange plc and The Financial Times Limited and is used by FTSE International
Limited (“FTSE”) under license. ProShares have not been passed on by these entities or their subsidiaries or affiliates as to their legality or suitability. ProShares are not sponsored, endorsed, sold or promoted by these entities or their subsidiaries or affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR SUBSIDIARIES AND AFFILIATES MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

PROSHARES TRUST
Distributor: SEI Investments Distribution Co.
SEMIANNUAL REPORT
NOVEMBER 30, 2023
Short 7-10 Year Treasury TBX
Short 20+ Year Treasury TBF
Short Dow30
SM
DOG
Short Financials SEF
Short FTSE China 50 YXI
Short High Yield SJB
Short MidCap400 MYY
Short MSCI EAFE EFZ
Short MSCI Emerging Markets EUM
Short QQQ PSQ
Short Real Estate REK
Short Russell2000 RWM
Short S&P500
®
SH
Short SmallCap600 SBB
Ultra 7-10 Year Treasury UST
Ultra 20+ Year Treasury UBT
Ultra Communication Services* LTL
Ultra Consumer Discretionary* UCC
Ultra Consumer Staples* UGE
Ultra Dow30
SM
DDM
Ultra Energy* DIG
Ultra Financials* UYG
Ultra FTSE China 50 XPP
Ultra FTSE Europe UPV
Ultra Health Care* RXL
Ultra High Yield UJB
Ultra Industrials* UXI
Ultra Materials* UYM
Ultra MidCap400 MVV
Ultra MSCI Brazil Capped UBR
Ultra MSCI EAFE EFO
Ultra MSCI Emerging Markets EET
Ultra MSCI Japan EZJ
Ultra Nasdaq Biotechnology* BIB
Ultra Nasdaq Cloud Computing* SKYU
Ultra Nasdaq Cybersecurity* UCYB
Ultra QQQ QLD
Ultra Real Estate* URE
Ultra Russell2000 UWM
Ultra S&P500
®
SSO
Ultra Semiconductors USD
Ultra SmallCap600 SAA
Ultra Technology* ROM
Ultra Utilities* UPW
UltraPro Dow30
SM
* UDOW
UltraPro MidCap400* UMDD
UltraPro QQQ* TQQQ
UltraPro Russell2000* URTY
UltraPro S&P500
®
* UPRO
UltraPro Short 20+ Year Treasury* TTT
UltraPro Short Dow30
SM
* SDOW
UltraPro Short MidCap400* SMDD
UltraPro Short QQQ* SQQQ
UltraPro Short Russell2000* SRTY
UltraPro Short S&P500
®
* SPXU
UltraShort 7-10 Year Treasury* PST
UltraShort 20+ Year Treasury* TBT
UltraShort Consumer
Discretionary* SCC
UltraShort Consumer Staples* SZK
UltraShort Dow30
SM
* DXD
UltraShort Energy* DUG
UltraShort Financials* SKF
UltraShort FTSE China 50 FXP
UltraShort FTSE Europe EPV
UltraShort Health Care* RXD
UltraShort Industrials* SIJ
UltraShort Materials* SMN
UltraShort MidCap400* MZZ
UltraShort MSCI Brazil Capped BZQ
UltraShort MSCI EAFE EFU
UltraShort MSCI Emerging Markets EEV
UltraShort MSCI Japan EWV
UltraShort Nasdaq Biotechnology* BIS
UltraShort QQQ* QID
UltraShort Real Estate* SRS
UltraShort Russell2000 TWM
UltraShort S&P500
®
* SDS
UltraShort Semiconductors SSG
UltraShort SmallCap600* SDD
UltraShort Technology* REW
UltraShort Utilities* SDP
* A claim of exemption pursuant to the Commodity Futures Trading Commission (“CFTC”) Rule 4.7 has been made by the
Investment Adviser with respect to these funds. The exemption relieves these funds of certain disclosure and reporting obligations under the commodity pool rules of the CFTC.

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I Shareholder Letter
III Allocation Of Portfolio Holdings
& Index Composition
LII Expense Examples
1 Schedule of Portfolio Investments
142 Statements of Assets and
Liabilities
160 Statements of Operations
178 Statements of Changes in
Net Assets
206 Financial Highlights
249 Notes to Financial Statements
279 Liquidity Risk Management
Program
280 Board Approval of Investment
Advisory Agreement
284 Miscellaneous Information

PROSHARES.COM :: I :: I
DEAR SHAREHOLDER:
Sentiments seem to have become more positive over the re-
porting period, though some concerns about inflation, the po-
tential for recession, and other market headwinds continue to linger. ProShares is committed to helping you, our investors, meet these challenging times by providing an innovative array of products and services designed to help you meet your objec-
tives under a range of conditions. Following is the ProShares
Trust Semiannual Report for the six months ended November
30, 2023.
Interest Rates Remain High Amid Moderating Inflation
Moderating but still elevated inflation and the possibility of recession continued to dominate economic policymaking over
the past six months. In the United States, the Federal Reserve continued to tighten monetary policy at the beginning of the period, raising its short-term rate to a target range of between
5.25% and 5.5% at its July meeting. Since then, however, the Fed has left rates unchanged, communicating that it will “let the data reveal the appropriate path” before it decides whether to begin lowering rates.
The picture was similar outside the United States. The Euro-
pean Central Bank (ECB) and Bank of England raised interest
rates through the summer but have since left them on hold.
ECB President Christine Lagarde has commented that rates
will stay high for “as long as necessary” to beat back inflation.
The Bank of Japan, which continued to hold its short-term rate at -0.1%, remains the lone exception in the developed world.
A Tale of Two Markets: Volatility, Then Recovery
In terms of market performance, the period can be roughly
divided into two segments. Through the end of the summer,
most asset classes and financial markets experienced volatil-
ity as investors tried to navigate elevated interest rates, high bond yields, and a resilient U.S. labor market. Since then, many markets have rallied, netting positive returns for the period. In the United States, the large-cap S&P 500
®
rose 10.2%, and the
Dow Jones Industrial Average
®
climbed 10.5%. The technology-
and growth-stock-heavy Nasdaq-100 Index also posted strong
returns, gaining 12.4%. Midsize and smaller company stocks
posted weaker but still-positive results for the period: The S&P
MidCap 400
®
climbed 7.4%, and the small-cap Russell 2000
®
Index rose 4.2%. Nine of the S&P Sectors and Industry Indi-
ces posted gains, with the strongest performers being finan-
cials (14.1%), technology (13.3%), and communication services
(12.6%). Utilities (-1.7%) and consumer staples (-1.3%) declined for the period.
Most international equity markets also posted positive results for the period, though not as strong as U.S. domestic markets.
The MSCI EAFE Index
®
, which tracks developed markets out-
side North America, rose 5.1%, while the MSCI Emerging Mar-
kets Index
®
gained 4.6%. The MSCI Europe Index
®
climbed
5.3%, and the MSCI Japan Index
®
rose 6.2%. The notable excep-
tion to this positive performance was China, as the FTSE China
50
®
declined 2.2%.
Bonds generated mixed performance over the period. The
Bloomberg U.S. Aggregate Bond Index was roughly flat, losing
0.8%. Longer duration meant weaker returns: The Ryan Labs
Treasury 5-Year Index gained 2.3%, but the 10- and 30-Year In-
dexes lost 3.5% and 9.4%, respectively. High-yield corporate bonds, as measured by the Markit iBoxx $ Liquid High Yield
Index, gained 5.4%, while their investment-grade peers gained
1.0%.
U.S. Economy Shows Continued Resilience
Fears of recession remained unrealized during the period, and the potential for a soft landing seemed to grow. While U.S.
real GDP growth slowed slightly in the second quarter of 2023, third-quarter growth came in strong at 5.2%. The U.S. unem-
ployment rate ticked up slightly through the fall, but it remains low at 3.7%. The Bloomberg Dollar Spot Index was roughly flat for the period, declining 0.6%.
Investors Find Opportunities Amid Complex Markets
As markets responded to an array of challenges over the past six months—including uncertainty around the forward path of
interest rates and new outbreaks of geopolitical conflict—Pro-
Shares investors found pockets of opportunity in the tactical deployment of our inverse and leveraged ETFs. Amid market

II :: PROSHARES.COM :: I
volatility earlier in the reporting period, particularly among small- and mid-cap firms, inverse strategies indexed to those markets gave investors the opportunity to hedge their portfo-
lios against declines. And in the latter part of the period, lever-
aged strategies, particularly those focused on technology, may also have benefited. In addition, ProShares Trust continued
to innovate for investors during the period by offering a new geared strategy for participating in the cryptocurrency mar-
ket. Overall, net flows into ProShares increased by 4.5% during the reporting period.
Many investors turn to ProShares ETFs for access to a breadth of investment choices across diverse market segments, en-
abling them to adapt their investments to their latest market views. We thank you for the trust and confidence you have
placed in us by choosing ProShares, and we appreciate the op-
portunity to continue serving your investment needs.
Sincerely,
Michael L. Sapir
Chairman of the Board of Trustees

ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2023 (UNAUDITED) :: III
PROSHARES TRUST
ALLOCATION OF PORTFOLIO HOLDINGS &
INDEX COMPOSITION

IV :: NOVEMBER 30, 2023 (UNAUDITED) :: Allocation of Portfolio Holdings & Index Composition
PROSHARES TRUST
ProShares Short 7-10 Year Treasury (Ticker: TBX)
ProShares Short 7-10 Year Treasury
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the ICE U.S. Treasury 7-10 Year Bond Index (the “Index”).
The Fund does not seek to
achieve the inverse (-1x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
 While the
Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. The Index is constructed and maintained by ICE Data Indices, LLC. The Index includes public-
ly-issued U.S. Treasury securities that have a remaining maturity greater than or equal to seven years and less than or equal to ten years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a govern-
ment guarantee and zero coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is market value weighted, and the securities in the Underlying Index are updated on the last business day of each month.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
ProShares Short 20+ Year Treasury (Ticker: TBF)
ProShares Short 20+ Year Treasury
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the ICE U.S. Treasury 20+ Year Bond Index (the “Index”).
The Fund does not seek to
achieve the inverse (-1x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
 While the
Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. The Index is constructed and maintained by ICE Data Indices, LLC. The Index includes public-
ly-issued U.S. Treasury securities that have a remaining maturity greater than or equal to twenty years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is market value weighted and the securities in the Un-
derlying Index are updated on the last business day of each month.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements (9 9%)
Futures Contracts (2%)
Total Exposure (10 1%)
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
ICE U.S. Treasury 7-1Fultra co0 Year Bond
Index – Composition
% of Index
7-10 Year U.S. Treasury 100.0%
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements (100%)
Futures Contracts (1%)
Total Exposure (101%)
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
ICE U.S. Treasury 20+ Year Bond
Index – Composition
% of Index
20+ Year U.S. Treasury 100.0%

Allocation of Portfolio Holdings & Index Composition :: NOVEMBER 30, 2023 (UNAUDITED) :: V
PROSHARES TRUST
ProShares Short Dow30
SM
(Ticker: DOG)
ProShares Short Dow30
SM
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse
(-1x) of the daily performance of the Dow Jones Industrial Average
SM
(the “Index”).
The Fund does not seek to achieve the inverse
(-1x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
 While the Fund has a daily
investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a price-weighted index and includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
ProShares Short Financials (Ticker: SEF)
ProShares Short Financials
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse
(-1x) of the daily performance of the S&P Financial Select Sector Index (the “Index”).
The Fund does not seek to achieve the in-
verse (-1x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily
investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. The Index is constructed and maintained S&P Dow Jones Indices LLC. The Index represents the financials sector of the S&P 500 Index (“S&P 500”). The Index is one of eleven S&P Select Sector Indices (the “Select Sector Indices”), each designed to measure the performance of a sector of the S&P 500. Sectors are assigned using the Global Industry Classification
Standard (“GICS”), which classifies securities primarily based on revenues. The Index includes equity securities of companies from the following GICS industries: banks; financial services; consumer finance; capital markets; mortgage real estate invest-
ment trusts (REITS); and insurance. The Index constituents are weighted using a capped modified market capitalization method-
ology and rebalanced quarterly.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements (96%)
Futures Contracts (4%)
Total Exposure (100%)
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Dow Jones Industrial Average – Composition
% of Index
Financials 20.3%
Health Care 19.8%
Information Technology 19.7%
Industrials 14.3%
Consumer Discretionary 12.9%
Consumer Staples 7.1%
Energy 2.6%
Communication Services 2.4%
Materials 0.9%
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements (100%)
Total Exposure (100%)
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
S&P Financial Select Sector
Index – Composition
% of Index
Diversified Financials 59.1%
Banks 23.8%
Insurance 17.1%

VI :: NOVEMBER 30, 2023 (UNAUDITED) :: Allocation of Portfolio Holdings & Index Composition
PROSHARES TRUST
ProShares Short FTSE China 50 (Ticker: YXI)
ProShares Short FTSE China 50
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the FTSE China 50 Index (the “Index”).
The Fund does not seek to achieve the inverse
(-1x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily
investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. The Index is constructed and maintained FTSE International Limited. It is a modified capitalization weighted index that includes 50 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange. H Shares, P Chips and Red Chips are eligible for inclusion. Index constituents are screened for liquidity and weightings are capped. Each constitu-
ent in the Index is a constituent of the FTSE All-World Index.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
ProShares Short High Yield (Ticker: SJB)
ProShares Short High Yield
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse
(-1x) of the daily performance of the Markit iBoxx
®
$ Liquid High Yield Index (the “Index”).
The Fund does not seek to achieve
the inverse (-1x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund
has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. IHS Markit Benchmark Administration Limited (IMBA) is the Index Administrator of the Index.
The Index is a market-value weighted index designed to provide a balanced representation of U.S. dollar denominated high yield corporate bonds for sale within the United States by means of including the most liquid high yield corporate bonds available as determined by a set of transparent and objective Index rules. Currently, the bonds eligible for inclusion in the Index include U.S.
dollar denominated, corporate bonds for sale in the United States that are issued by companies domiciled in developed countries;
are rated sub-investment grade using an average of Moody’s Investor Service, Fitch Ratings or S&P Global Ratings; are from issu-
ers with at least $1 billion par outstanding; have at least $400 million of outstanding face value; and have at issuance an expected remaining life of 15 years of less, and at rebalancing minimum one year to expected maturity with new insertions minimum of at least one year and 6 months to maturity. There is no limit to the number of issues in the Index.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements (100%)
Total Exposure (100%)
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
FTSE China 50
Index – Composition
% of Index
Consumer Discretionary 32.2%
Financials 27.7%
Communication Services 21.6%
Energy 4.7%
Information Technology 3.6%
Health Care 3.0%
Real Estate 2.3%
Consumer Staples 2.1%
Materials 1.5%
Industrials 1.3%
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements (100%)
Total Exposure (100%)
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Markit iBoxx $ Liquid High Yield
Index – Composition
% of Index
High Yield 100.0%

Allocation of Portfolio Holdings & Index Composition :: NOVEMBER 30, 2023 (UNAUDITED) :: VII
PROSHARES TRUST
ProShares Short MidCap400 (Ticker: MYY)
ProShares Short MidCap400
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the in-
verse (-1x) of the daily performance of the S&P MidCap 400
®
(the “Index”).
The Fund does not seek to achieve the inverse (-1x) of
the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment
objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk toler-
ance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of midsize company
U.S. stock market performance. It is a market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, financial via-
bility, and public float.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
ProShares Short MSCI EAFE (Ticker: EFZ)
ProShares Short MSCI EAFE
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse
(-1x) of the daily performance of the MSCI EAFE Index (the “Index”).
The Fund does not seek to achieve the inverse (-1x) of the
daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment ob-
jective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance.
For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be signifi-
cant. The Index is constructed and maintained by MSCI Inc. The Index covers approximately 85% of the market capitalization in developed market countries, excluding the U.S. and Canada.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements (93%)
Futures Contracts (7%)
Total Exposure (100%)
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
S&P MidCap 400 – Composition
% of Index
Industrials 21.6%
Consumer Discretionary 15.7%
Financials 15.3%
Information Technology 10.1%
Real Estate 7.9%
Health Care 7.8%
Materials 7.0%
Energy 5.4%
Consumer Staples 4.2%
Utilities 3.3%
Communication Services 1.7%
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements (100%)
Total Exposure (100%)
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
MSCI EAFE
Index – Country
% of Index
Japan 22.8%
United Kingdom 14.9%
France 12.1%
Others 10.5%
Switzerland 9.9%
Germany 8.6%
Australia 7.2%
Netherlands 4.6%
Denmark 3.4%
Sweden 3.2%
Spain 2.8%
MSCI EAFE
Index – Composition
% of Index
Financials 19.0%
Industrials 16.1%
Health Care 12.8%
Consumer Discretionary 11.9%
Consumer Staples 9.6%
Information Technology 8.5%
Materials 7.6%
Energy 4.5%
Communication Services 4.1%
Utilities 3.5%
Real Estate 2.4%

VIII :: NOVEMBER 30, 2023 (UNAUDITED) :: Allocation of Portfolio Holdings & Index Composition
PROSHARES TRUST
ProShares Short MSCI Emerging Markets (Ticker: EUM)
ProShares Short MSCI Emerging Markets
(the “Fund”) seeks daily investment results, before fees and expenses, that corre-
spond to the inverse (-1x) of the daily performance of the MSCI Emerging Markets Index (the “Index”).
The Fund does not seek to
achieve the inverse (-1x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the
Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. The Index is constructed and maintained by MSCI Inc. The Index covers approximately 85% of the market capitalization in emerging market countries.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
ProShares Short QQQ (Ticker: PSQ)
ProShares Short QQQ
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x)
of the daily performance of the Nasdaq-100
®
Index (the “Index”).
The Fund does not seek to achieve the inverse (-1x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective,
you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant.
The Index is constructed and maintained by Nasdaq, Inc. The Index includes 100 of the largest domestic and international non-fi-
nancial companies listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements (100%)
Total Exposure (100%)
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
MSCI Emerging Markets
Index – Country
% of Index
China 28.4%
Taiwan 15.8%
India 15.7%
South Korea 12.7%
Others 8.4%
Brazil 5.7%
Saudi Arabia 4.0%
South Africa 3.1%
Mexico 2.6%
Indonesia 1.9%
Thailand 1.7%
MSCI Emerging Markets
Index – Composition
% of Index
Financials 22.1%
Information Technology 21.5%
Consumer Discretionary 13.1%
Communication Services 9.7%
Materials 7.8%
Industrials 6.5%
Consumer Staples 6.1%
Energy 5.1%
Health Care 3.9%
Utilities 2.6%
Real Estate 1.6%
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements (96%)
Futures Contracts (4%)
Total Exposure (100%)
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Nasdaq-100
Index – Composition
% of Index
Information Technology 50.3%
Communication Services 15.5%
Consumer Discretionary 14.2%
Health Care 6.5%
Consumer Staples 6.2%
Industrials 4.8%
Utilities 1.2%
Financials 0.5%
Energy 0.5%
Real Estate 0.3%

Allocation of Portfolio Holdings & Index Composition :: NOVEMBER 30, 2023 (UNAUDITED) :: IX
PROSHARES TRUST
ProShares Short Real Estate (Ticker: REK)
ProShares Short Real Estate
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse
(-1x) of the daily performance of the S&P Real Estate Select Sector Index (the “Index”).
The Fund does not seek to achieve the in-
verse (-1x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily
investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index represents the real estate sector of the S&P 500 Index (“S&P 500”). The Index is one of eleven S&P Select Sector Indices (the “Select Sector Indices”), each designed to measure the performance of a sector of the S&P 500. Sectors are assigned using the Global Industry Classification
Standard (“GICS”), which classifies securities primarily based on revenues. The Index includes equity securities of companies from the following GICS industries: diversified REITs; industrial REITs; hotel & resort REITs; office REITs; heath care REITs; res-
idential REITs; retail REITs; specialized REITs; and real estate management & development. The Index constituents are weighted using a capped modified market capitalization methodology and rebalanced quarterly.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements (100%)
Total Exposure (100%)
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
S&P Real Estate Select Sector
Index – Composition
% of Index
Specialized REITs 46.5%
Residential REITs 11.9%
Retail REITs 11.6%
Industrial REITs 11.4%
Health Care REITs 8.3%
Real Estate Management &
Development 6.3%
Office REITs 2.7%
Hotel & Resort REITs 1.3%

X :: NOVEMBER 30, 2023 (UNAUDITED) :: Allocation of Portfolio Holdings & Index Composition
PROSHARES TRUST
ProShares Short Russell2000 (Ticker: RWM)
ProShares Short Russell2000
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the in-
verse (-1x) of the daily performance of the Russell 2000
®
Index (the “Index”).
The Fund does not seek to achieve the inverse (-1x)
of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily invest-
ment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. The Index is constructed and maintained by FTSE Russell. The Index is a measure of small-cap U.S. stock market performance. It is a market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Rus-
sell 3000
®
Index, or approximately 7% of the total market capitalization of the Russell 3000
®
Index, as of June 30, 2023. The Rus-
sell 3000
®
includes approximately 3,000 of the largest companies in the U.S., representing approximately 96% of the investable
U.S. equity market, as of June 30, 2023.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements (97%)
Futures Contracts (3%)
Total Exposure (100%)
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Russell 2000
Index – Composition
% of Index
Industrials 17.3%
Financials 16.8%
Health Care 14.6%
Information Technology 13.4%
Consumer Discretionary 10.9%
Energy 7.5%
Real Estate 6.2%
Materials 4.5%
Consumer Staples 3.5%
Utilities 2.9%
Communication Services 2.4%

Allocation of Portfolio Holdings & Index Composition :: NOVEMBER 30, 2023 (UNAUDITED) :: XI
PROSHARES TRUST
ProShares Short S&P500
®
(Ticker: SH)
ProShares Short S&P500
®
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse
(-1x) of the daily performance of the S&P 500
®
(the “Index”).
The Fund does not seek to achieve the inverse (-1x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective,
you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant.
The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of large-cap U.S. stock market performance. It is a market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts se-
lected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
ProShares Short SmallCap600 (Ticker: SBB)
ProShares Short SmallCap600
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P SmallCap 600
®
(the “Index”).
The Fund does not seek to achieve the inverse
(-1x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily
investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of small-cap company U.S. stock market performance. It is a market capitalization weighted index of 600 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, finan-
cial viability and public float.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements (95%)
Futures Contracts (5%)
Total Exposure (100%)
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
S&P 500 – Composition
% of Index
Information Technology 29.1%
Financials 12.9%
Health Care 12.7%
Consumer Discretionary 10.7%
Communication Services 8.6%
Industrials 8.3%
Consumer Staples 6.3%
Energy 4.1%
Materials 2.5%
Real Estate 2.4%
Utilities 2.4%
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements (100%)
Total Exposure (100%)
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
S&P SmallCap 600 – Composition
% of Index
Financials 18.3%
Industrials 17.2%
Consumer Discretionary 14.4%
Information Technology 12.5%
Health Care 9.9%
Real Estate 7.7%
Materials 5.7%
Energy 4.8%
Consumer Staples 4.5%
Communication Services 2.8%
Utilities 2.2%

XII :: NOVEMBER 30, 2023 (UNAUDITED) :: Allocation of Portfolio Holdings & Index Composition
PROSHARES TRUST
ProShares Ultra 7-10 Year Treasury (Ticker: UST)
ProShares Ultra 7-10 Year Treasury
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the ICE U.S. Treasury 7-10 Year Bond Index (the “Index”).
The Fund does not seek to achieve
two times (2x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a
daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this differ-
ence may be significant. The Index is constructed and maintained by ICE Data Indices, LLC. The Index includes publicly-issued
U.S. Treasury securities that have a remaining maturity greater than or equal to seven years and less than or equal to ten years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve System (the “Fed”). In addition, the securities in the Underlying Index must be fixed rate and denominated in U.S. dollars. Excluded from the Underlying
Index are inflation linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is mar-
ket value weighted, and the securities in the Underlying Index are updated on the last business day of each month.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
ProShares Ultra 20+ Year Treasury (Ticker: UBT)
ProShares Ultra 20+ Year Treasury
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the ICE U.S. Treasury 20+ Year Bond Index (the “Index”).
The Fund does not seek to achieve
two times (2x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a
daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this differ-
ence may be significant. The Index is constructed and maintained by ICE Data Indices, LLC. The Index includes publicly-issued
U.S. Treasury securities that have a remaining maturity greater than or equal to twenty years and has $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is market value weighted, and the securities in the Underly-
ing Index are updated on the last business day of each month.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements 198%
Futures Contracts 2%
Total Exposure 200%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
ICE U.S. Treasury 7-10 Year Bond
Index – Composition
% of Index
7-10 Year U.S. Treasury 100.0%
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements 197%
Futures Contracts 3%
Total Exposure 200%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
ICE U.S. Treasury 20+ Year Bond
Index – Composition
% of Index
20+ Year U.S. Treasury 100.0%

Allocation of Portfolio Holdings & Index Composition :: NOVEMBER 30, 2023 (UNAUDITED) :: XIII
PROSHARES TRUST
ProShares Ultra Communication Services (Ticker: LTL)
ProShares Ultra Communication Services
(formerly known as ProShares Ultra Telecommunications) (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Communication
Services Select Sector Index (the “Index”).
The Fund does not seek to achieve two times (2x) the daily performance of the Index
(the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index represents the communication services sector of the S&P 500 Index
(“S&P500”). The Index is one of eleven S&P Select Sector Indices (the “Select Sector Indices”), each designed to measure the performance of a sector of the S&P 500. Sectors are assigned using the Global Industry Classification Standard (“GICS”), which classifies securities primarily based on revenues. The Index includes equity securities of companies from the following GICS in-
dustries: diversified telecommunications services; wireless telecommunications services; media; entertainment; and interactive media & services. Index constituents are weighted using a capped modified market capitalization methodology and rebalanced quarterly.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net
Assets
A
Equity Securities 92%
Swap Agreements 108%
Total Exposure 200%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
Meta Platforms, Inc., Class A 23.4%
Alphabet, Inc., Class A 11.2%
Alphabet, Inc., Class C 9.6%
AT&T, Inc. 4.8%
Verizon Communications, Inc. 4.8%
S&P Communication Services Select Sector
Index – Composition
% of Index
Interactive Media & Services 48.9%
Entertainment 20.8%
Media 15.0%
Diversified
Telecommunication Services 10.4%
Wireless Telecommunication
Services 4.9%

XIV :: NOVEMBER 30, 2023 (UNAUDITED) :: Allocation of Portfolio Holdings & Index Composition
PROSHARES TRUST
ProShares Ultra Consumer Discretionary (Ticker: UCC)
ProShares Ultra Consumer Discretionary
(formerly known as ProShares Ultra Consumer Services) (the “Fund”) seeks daily in-
vestment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Consumer Discre-
tionary Select Sector Index (the “Index”).
The Fund does not seek to achieve two times (2x) the daily performance of the Index
(the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index represents the consumer discretionary sector of the S&P 500 Index
(“S&P 500”). The Index is one of eleven S&P Select Sector Indices (the “Select Sector Indices”), each designed to measure the performance of a sector of the S&P 500. Sectors are assigned using the Global Industry Classification Standard (“GICS”), which classifies securities primarily based on revenues. The Index includes equity securities of companies from the following GICS industries: automobile components; automobiles; household durables; leisure products; textiles, apparel & luxury goods; hotels, restaurants, & leisure; diversified consumer services; distributors; broadline retail; and specialty retail. The Index constituents are weighted using a capped modified market capitalization methodology and rebalanced quarterly.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 80%
Swap Agreements 120%
Total Exposure 200%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
Amazon.com, Inc. 19.3%
Tesla, Inc. 14.5%
McDonald's Corp. 3.6%
Home Depot, Inc. (The) 3.4%
NIKE, Inc., Class B 3.4%
S&P Consumer Discretionary Select Sector
Index – Composition
% of Index
Retailing 44.3%
Consumer Services 23.5%
Automobiles & Components 21.7%
Consumer Durables &
Apparel 10.5%

Allocation of Portfolio Holdings & Index Composition :: NOVEMBER 30, 2023 (UNAUDITED) :: XV
PROSHARES TRUST
ProShares Ultra Consumer Staples (Ticker: UGE)
ProShares Ultra Consumer Staples
(formerly known as ProShares Ultra Consumer Goods) (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Consumer Staples Select
Sector Index (the “Index”).
The Fund does not seek to achieve two times (2x) the daily performance of the Index (the “Daily Tar-
get”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. The Index is constructed and maintained by
S&P Dow Jones Indices LLC. The Index represents the consumer staples sector of the S&P 500 Index (“S&P 500”). The Index is one of eleven S&P Select Sector Indices (the “Select Sector Indices”), each designed to measure the performance of a sector of the S&P
500. Sectors are assigned using Global Industry Classification Standard (“GICS”), which classifies securities primarily based on revenues. The Index includes equity securities of companies from the following GICS industries: consumer staples distribution
& retail; beverages; food products; tobacco; household products; and personal care products. The Index constituents are weighted using a capped modified market capitalization methodology and rebalanced quarterly.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
ProShares Ultra Dow30
SM
(Ticker: DDM)
ProShares Ultra Dow30
SM
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x)
the daily performance of the Dow Jones Industrial Average
SM
(the “Index”).
The Fund does not seek to achieve two times (2x) the
daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment ob-
jective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance.
For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be signif-
icant. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a price-weighted index and includes
30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 78%
Swap Agreements 122%
Total Exposure 200%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
Procter & Gamble Co. (The) 11.7%
Costco Wholesale Corp. 8.5%
PepsiCo, Inc. 7.5%
Walmart, Inc. 7.2%
Mondelez International,
Inc., Class A 3.6%
S&P Consumer Staples Select Sector
Index – Composition
% of Index
Food, Beverage & Tobacco 45.3%
Food & Staples Retailing 29.5%
Household & Personal
Products 25.2%
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 72%
Swap Agreements 120%
Futures Contracts 8%
Total Exposure 200%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
UnitedHealth Group, Inc. 7.3%
Microsoft Corp. 5.0%
Goldman Sachs Group, Inc.
(The) 4.5%
Home Depot, Inc. (The) 4.1%
McDonald's Corp. 3.7%
Dow Jones Industrial Average – Composition
% of Index
Financials 20.3%
Health Care 19.8%
Information Technology 19.7%
Industrials 14.3%
Consumer Discretionary 12.9%
Consumer Staples 7.1%
Energy 2.6%
Communication Services 2.4%
Materials 0.9%

XVI :: NOVEMBER 30, 2023 (UNAUDITED) :: Allocation of Portfolio Holdings & Index Composition
PROSHARES TRUST
ProShares Ultra Energy (Ticker: DIG)
ProShares Ultra Energy
(formerly known as ProShares Ultra Oil & Gas) (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Energy Select Sector Index (the “Index”).
The
Fund does not seek to achieve two times (2x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. The Index is constructed and maintained by S&P Dow Jones Indices LLC.
The Index represents the energy sector of the S&P 500 Index ("S&P 500”). The Index is one of eleven S&P Select Sector Indices
(the “Select Sector Indices”), each designed to measure the performance of a sector of the S&P 500. Sectors are assigned using the Global Industry Classification Standard (“GICS”), which classifies securities primarily based on revenues. The Index includes equity securities of companies from the following GICS industries: energy equipment & services and oil & gas consumable fuels.
The Index constituents are weighted using a capped modified market capitalization methodology and rebalanced quarterly.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
ProShares Ultra Financials (Ticker: UYG)
ProShares Ultra Financials
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times
(2x) the daily performance of the S&P Financial Select Sector Index (the “Index”).
The Fund does not seek to achieve two times
(2x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily invest-
ment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index represents the financials sector of the S&P 500 Index (“S&P 500”). The Index is one of eleven S&P Select Sector Indices (the “Select Sector Indices”), each designed to measure the performance of a sector of the S&P 500. Sectors are assigned using the Global Industry Classification Standard
(“GICS”), which classifies securities primarily based on revenues. The Index includes equity securities of companies from the following GICS industries: banks; financial services; consumer finance; capital markets; mortgage real estate investment trusts
(REITS); and insurance. The Index constituents are weighted using a capped modified market capitalization methodology and rebalanced quarterly.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 84%
Swap Agreements 116%
Total Exposure 200%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
Exxon Mobil Corp. 18.8%
Chevron Corp. 14.4%
EOG Resources, Inc. 4.1%
ConocoPhillips 3.9%
Marathon Petroleum Corp. 3.8%
S&P Energy Select Sector
Index – Composition
% of Index
Oil, Gas & Consumable
Fuels 90.7%
Energy Equipment &
Services 9.3%
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 73%
Swap Agreements 127%
Total Exposure 200%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
Berkshire Hathaway, Inc.,
Class B 9.7%
JPMorgan Chase & Co. 6.7%
Visa, Inc., Class A 6.1%
Mastercard, Inc., Class A 5.1%
Bank of America Corp. 3.1%
S&P Financial Select Sector
Index – Composition
% of Index
Diversified Financials 59.1%
Banks 23.8%
Insurance 17.1%

Allocation of Portfolio Holdings & Index Composition :: NOVEMBER 30, 2023 (UNAUDITED) :: XVII
PROSHARES TRUST
ProShares Ultra FTSE China 50 (Ticker: XPP)
ProShares Ultra FTSE China 50
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the FTSE China 50 Index (the “Index”).
The Fund does not seek to achieve two times (2x) the
daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment ob-
jective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance.
For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be signifi-
cant. The Index is constructed and maintained by FTSE International Limited. It is a modified capitalization weighted index that includes 50 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Exchange. H Shares, P Chips and Red
Chips are eligible for inclusion. Index constituents are screened for liquidity and weightings are capped. Each constituent in the
Index is a constituent of the FTSE All-World Index.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
ProShares Ultra FTSE Europe (Ticker: UPV)
ProShares Ultra FTSE Europe
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times
(2x) the daily performance of the FTSE Developed Europe All Cap Index (the “Index”).
The Fund does not seek to achieve two
times (2x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily
investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. The Index is constructed and maintained by FTSE International Limited. The Index is a market capitalization weighted index representing the performance of large, mid- and small cap companies in Developed European markets, including the United Kingdom.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements 200%
Total Exposure 200%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
FTSE China 50
Index – Composition
% of Index
Consumer Discretionary 32.2%
Financials 27.7%
Communication Services 21.6%
Energy 4.7%
Information Technology 3.6%
Health Care 3.0%
Real Estate 2.3%
Consumer Staples 2.1%
Materials 1.5%
Industrials 1.3%
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements 200%
Total Exposure 200%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
FTSE Developed Europe All Cap
Index – Country
% of Index
United Kingdom 24.3%
France 17.0%
Switzerland 14.2%
Germany 13.3%
Netherlands 6.5%
Sweden 5.3%
Others 4.9%
Denmark 4.9%
Spain 4.2%
Italy 3.6%
Finland 1.8%
FTSE Developed Europe All Cap
Index – Composition
% of Index
Financials 18.2%
Industrials 16.4%
Health Care 14.2%
Consumer Staples 11.1%
Consumer Discretionary 10.4%
Information Technology 7.3%
Materials 7.1%
Energy 5.8%
Utilities 4.2%
Communication Services 3.6%
Real Estate 1.7%

XVIII :: NOVEMBER 30, 2023 (UNAUDITED) :: Allocation of Portfolio Holdings & Index Composition
PROSHARES TRUST
ProShares Ultra Health Care (Ticker: RXL)
ProShares Ultra Health Care
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times
(2x) the daily performance of the S&P Health Care Select Sector Index (the “Index”).
The Fund does not seek to achieve two
times (2x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily
investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index represents the health care sector of the S&P 500 Index (“S&P 500"). The Index is one of eleven S&P Select Sector Indices (the “Select Sector Indices”), each designed to measure the performance of a sector of the S&P 500. Sectors are assigned using the Global Industry Classification
Standard (“GICS”), which classifies securities primarily based on revenues. The Index includes equity securities of companies from the following GICS industries: health care equipment & supplies, health care providers & services; health care technology;
biotechnology; pharmaceuticals; and life sciences tools & services. The Index constituents are weighted using a capped modified market capitalization methodology and rebalanced quarterly.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
ProShares Ultra High Yield (Ticker: UJB)
ProShares Ultra High Yield
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times
(2x) the daily performance of the Markit iBoxx
®
$ Liquid High Yield Index (the “Index”).
The Fund does not seek to achieve two
times (2x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily
investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. IHS Markit Benchmark Administration Limited (IMBA) is the Index Administrator of the Index. The Index is a
market-value weighted index designed to provide a balanced representation of U.S. dollar denominated high yield corporate bonds for sale within the United States by means of including the most liquid high yield corporate bonds available as determined by a set of transparent and objective Index rules. Currently, the bonds eligible for inclusion in the Index include U.S. dollar denominated, corporate bonds for sale in the United States that are issued by companies domiciled in developed countries; are rated sub-invest-
ment grade using an average of Moody’s Investor Service, Fitch Ratings or S&P Global Ratings; are from issuers with at least $1 billion par outstanding; have at least $400 million of outstanding face value; and have at issuance an expected remaining life of
15 years or less, and at rebalancing minimum one year to expected maturity with new insertions minimum of at least one year and
6 months to maturity. There is no limit to the number of issues in the Index.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 78%
Swap Agreements 122%
Total Exposure 200%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
UnitedHealth Group, Inc. 8.3%
Eli Lilly & Co. 7.6%
Johnson & Johnson 6.0%
Merck & Co., Inc. 4.2%
AbbVie, Inc. 4.1%
S&P Health Care Select Sector
Index – Composition
% of Index
Pharmaceuticals 30.4%
Health Care Providers &
Services 23.6%
Health Care Equipment &
Supplies 19.8%
Biotechnology 15.2%
Life Sciences Tools &
Services 11.0%
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements 200%
Total Exposure 200%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Markit iBoxx $ Liquid High Yield
Index – Composition
% of Index
High Yield 100.0%

Allocation of Portfolio Holdings & Index Composition :: NOVEMBER 30, 2023 (UNAUDITED) :: XIX
PROSHARES TRUST
ProShares Ultra Industrials (Ticker: UXI)
ProShares Ultra Industrials
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times
(2x) the daily performance of the S&P Industrials Select Sector Index (the “Index”).
The Fund does not seek to achieve two times
(2x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily invest-
ment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index represents the industrials sector of the S&P 500 Index (“S&P 500"). The Index is one of eleven S&P Select Sector Indices (the “Select Sector Indices”), each designed to measure the performance of a sector of the S&P 500. Sectors are assigned using the Global Industry Classification
Standard (“GICS”), which classifies securities primarily based on revenues. The Index includes equity securities of companies from the following GICS industries: aerospace & defense; building products; construction & engineering; electrical equipment;
industrials conglomerates; machinery; trading companies & distributors; commercial services & supplies; professional services;
air freight & logistics; passenger airlines; marine transportation; ground transportation; and transportation infrastructure. The
Index constituents are weighted using a capped modified market capitalization methodology and rebalanced quarterly.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
ProShares Ultra Materials (Ticker: UYM)
ProShares Ultra Materials
(formerly known as ProShares Ultra Basic Materials) (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P Materials Select Sector Index (the
“Index”).
The Fund does not seek to achieve two times (2x) the daily performance of the Index (the “Daily Target”) for any pe-
riod other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. The Index is constructed and maintained by S&P Dow Jones
Indices LLC. The Index represents the materials sector of the S&P 500 Index (“S&P 500"). The Index is one of eleven S&P Select
Sector Indices (the “Select Sector Indices”), each designed to measure the performance of a sector of the S&P 500. Sectors are assigned using the Global Industry Classification Standard (“GICS”), which classifies securities primarily based on revenues. The
Index includes equity securities of companies from the following GICS industries: chemicals; construction materials; containers
& packaging; metals & mining; and paper & forest products. The Index constituents are weighted using a capped modified market capitalization methodology and rebalanced quarterly.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 73%
Swap Agreements 127%
Total Exposure 200%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
Union Pacific Corp. 3.1%
General Electric Co. 3.0%
Boeing Co. (The) 3.0%
Honeywell International, Inc. 3.0%
Caterpillar, Inc. 2.9%
S&P Industrials Select Sector
Index – Composition
% of Index
Capital Goods 66.7%
Transportation 17.7%
Commercial  & Professional
Services 15.6%
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 72%
Swap Agreements 128%
Total Exposure 200%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
Linde plc 15.5%
Sherwin-Williams Co. (The) 5.1%
Air Products and
Chemicals, Inc. 4.6%
Freeport-McMoRan, Inc. 4.1%
Ecolab, Inc. 3.7%
S&P Materials Select Sector
Index – Composition
% of Index
Chemicals 67.0%
Metals & Mining 17.2%
Containers & Packaging 9.7%
Construction Materials 6.1%

XX :: NOVEMBER 30, 2023 (UNAUDITED) :: Allocation of Portfolio Holdings & Index Composition
PROSHARES TRUST
ProShares Ultra MidCap400 (Ticker: MVV)
ProShares Ultra MidCap400
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times
(2x) the daily performance of the S&P MidCap 400
®
(the “Index”).
The Fund does not seek to achieve two times (2x) the daily per-
formance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you
may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. The In-
dex is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of mid-size company U.S. stock market performance. It is a market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts se-
lected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
ProShares Ultra MSCI Brazil Capped (Ticker: UBR)
ProShares Ultra MSCI Brazil Capped
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Brazil 25/50 Index (the “Index”).
The Fund does not seek to achieve two
times (2x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily
investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. The Index is constructed and maintained by MSCI Inc. The Index is designed to measure the performance of the large and mid cap segments of the Brazilian market. It applies certain investment limits that are imposed on regulated investment companies, or RICs, under the current US Internal Revenue Code. The Index covers approximately 85% of the market capitalization in Brazil.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 77%
Swap Agreements 117%
Futures Contracts 6%
Total Exposure 200%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
Deckers Outdoor Corp. 0.6%
Builders FirstSource, Inc. 0.6%
Reliance Steel & Aluminum
Co. 0.5%
Jabil, Inc. 0.5%
GoDaddy, Inc., Class A 0.5%
S&P MidCap 400 – Composition
% of Index
Industrials 21.6%
Consumer Discretionary 15.7%
Financials 15.3%
Information Technology 10.1%
Real Estate 7.9%
Health Care 7.8%
Materials 7.0%
Energy 5.4%
Consumer Staples 4.2%
Utilities 3.3%
Communication Services 1.7%
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements 200%
Total Exposure 200%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
MSCI Brazil 25/50
Index – Composition
% of Index
Financials 26.4%
Energy 19.9%
Materials 19.0%
Utilities 9.5%
Industrials 8.9%
Consumer Staples 8.0%
Health Care 2.6%
Consumer Discretionary 2.5%
Communication Services 2.4%
Information Technology 0.8%

Allocation of Portfolio Holdings & Index Composition :: NOVEMBER 30, 2023 (UNAUDITED) :: XXI
PROSHARES TRUST
ProShares Ultra MSCI EAFE (Ticker: EFO)
ProShares Ultra MSCI EAFE
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times
(2x) the daily performance of the MSCI EAFE Index (the “Index”).
The Fund does not seek to achieve two times (2x) the daily per-
formance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you
may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. The
Index is constructed and maintained by MSCI Inc. The Index covers approximately 85% of the market capitalization in developed market countries, excluding the U.S. and Canada.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
ProShares Ultra MSCI Emerging Markets (Ticker: EET)
ProShares Ultra MSCI Emerging Markets
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the MSCI Emerging Markets Index (the “Index”).
The Fund does not seek to achieve two
times (2x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily
investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. The Index is constructed and maintained by MSCI Inc. The Index covers approximately 85% of the market capitalization in emerging market countries.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements 200%
Total Exposure 200%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
MSCI EAFE
Index – Country
% of Index
Japan 22.8%
United Kingdom 14.9%
France 12.1%
Others 10.5%
Switzerland 9.9%
Germany 8.6%
Australia 7.2%
Netherlands 4.6%
Denmark 3.4%
Sweden 3.2%
Spain 2.8%
MSCI EAFE
Index – Composition
% of Index
Financials 19.0%
Industrials 16.1%
Health Care 12.8%
Consumer Discretionary 11.9%
Consumer Staples 9.6%
Information Technology 8.5%
Materials 7.6%
Energy 4.5%
Communication Services 4.1%
Utilities 3.5%
Real Estate 2.4%
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements 200%
Total Exposure 200%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
MSCI Emerging Markets
Index – Country
% of Index
China 28.4%
Taiwan 15.8%
India 15.7%
South Korea 12.7%
Others 8.4%
Brazil 5.7%
Saudi Arabia 4.0%
South Africa 3.1%
Mexico 2.6%
Indonesia 1.9%
Thailand 1.7%
MSCI Emerging Markets
Index – Composition
% of Index
Financials 22.1%
Information Technology 21.5%
Consumer Discretionary 13.1%
Communication Services 9.7%
Materials 7.8%
Industrials 6.5%
Consumer Staples 6.1%
Energy 5.1%
Health Care 3.9%
Utilities 2.6%
Real Estate 1.6%

XXII :: NOVEMBER 30, 2023 (UNAUDITED) :: Allocation of Portfolio Holdings & Index Composition
PROSHARES TRUST
ProShares Ultra MSCI Japan (Ticker: EZJ)
ProShares Ultra MSCI Japan
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times
(2x) the daily performance of the MSCI Japan Index (the “Index”).
The Fund does not seek to achieve two times (2x) the daily
performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective,
you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant.
The Index is constructed and maintained by MSCI Inc. The Index is designed to measure the performance of the large and mid cap segments of the Japanese equity market. The Index covers 85% of the market capitalization in Japan.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
ProShares Ultra Nasdaq Biotechnology (Ticker: BIB)
ProShares Ultra Nasdaq Biotechnology
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Nasdaq Biotechnology
®
Index (the “Index”).
The Fund does not seek to achieve two
times (2x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily
investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. The Index is constructed and maintained by Nasdaq, Inc. (the “Index Provider”). The Index is a modified capitalization-weighted index that includes securities of Nasdaq listed companies that are classified as either biotechnology or pharmaceutical. The securities also meet other eligibility criteria determined by the Index Provider, including minimum market capitalization and liquidity requirements.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 45%
Swap Agreements 155%
Total Exposure 200%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
MSCI Japan
Index – Composition
% of Index
Industrials 22.2%
Consumer Discretionary 19.3%
Information Technology 14.6%
Financials 12.5%
Health Care 8.3%
Communication Services 7.1%
Consumer Staples 6.0%
Materials 4.8%
Real Estate 3.2%
Utilities 1.1%
Energy 0.9%
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 80%
Swap Agreements 120%
Total Exposure 200%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
Amgen, Inc. 7.4%
Vertex Pharmaceuticals,
Inc. 7.1%
Gilead Sciences, Inc. 7.0%
Regeneron
Pharmaceuticals, Inc. 7.0%
Seagen, Inc. 3.4%
Nasdaq Biotechnology
Index – Composition
% of Index
Biotechnology 83.7%
Pharmaceuticals 12.4%
Life Sciences Tools &
Services 3.3%
Health Care Providers &
Services 0.5%
Health Care Equipment &
Supplies 0.1%

Allocation of Portfolio Holdings & Index Composition :: NOVEMBER 30, 2023 (UNAUDITED) :: XXIII
PROSHARES TRUST
ProShares Ultra Nasdaq Cloud Computing (Ticker: SKYU)
ProShares Ultra Nasdaq Cloud Computing
(the “Fund”) seeks daily investment results, before fees and expenses, that corre-
spond to two times (2x) the daily performance of the ISE CTA Cloud Computing Index (the “Index”).
The Fund does not seek to
achieve two times (2x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund
has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. The Index is constructed and maintained by Nasdaq, Inc. (the “Index Provider”). The Index is com-
prised of companies classified as “cloud computing” companies by the Consumer Technology Association (“CTA”). CTA classifies companies as cloud computing if the company is engaged in one or more of the following activities: Infrastructure-as-a-Service,
Platform-as-a-Service or Software-as-a-Service. The companies must also meet other eligibility criteria determined by the Index
Provider, including minimum market capitalization and liquidity requirements. The Index includes large-, mid-, and small-capi-
talization companies.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 85%
Swap Agreements 115%
Total Exposure 200%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
Nutanix, Inc., Class A 4.4%
Microsoft Corp. 3.7%
Arista Networks, Inc. 3.6%
International Business
Machines Corp. 3.4%
Amazon.com, Inc. 3.4%
ISE CTA Cloud Computing
Index – Composition
% of Index
Software & Services 72.2%
Technology Hardware &
Equipment 16.4%
Media & Entertainment 4.6%
Consumer Discretionary
Distribution 4.0%
Telecommunication
Services 1.0%
Commercial & Professional
Services 0.9%
Health Care Equipment &
Services 0.5%
Financial Services 0.4%

XXIV :: NOVEMBER 30, 2023 (UNAUDITED) :: Allocation of Portfolio Holdings & Index Composition
PROSHARES TRUST
ProShares Ultra Nasdaq Cybersecurity (Ticker: UCYB)
ProShares Ultra Nasdaq Cybersecurity
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Nasdaq CTA Cybersecurity Index
SM
(the “Index”).
The Fund does not seek to achieve
two times (2x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a
daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this dif-
ference may be significant. The Index is maintained by Nasdaq, Inc. (the “Index Provider”). The Index was jointly constructed by the Index Provider and Consumer Technology Association (“CTA”). The Index is a modified liquidity-weighted index comprised of companies classified as “cybersecurity” companies by CTA. CTA classifies companies as cybersecurity if they meet one of three elements: (1) companies focused on developing technologies that are designed and implemented to protect computer and commu-
nication networks from attacks and other unauthorized use; (2) companies involved in the development of technologies for cyber-
security industry use including government, private and public corporations, financial institutions and various other industries;
or (3) companies focused on the protection of priority data from being accessed and exploited by unauthorized external parties.
The companies must also meet other eligibility criteria determined by the Index Provider, including minimum market capitaliza-
tion and liquidity requirements. The Index includes large-, mid-, and small-capitalization companies.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements 201%
Total Exposure 201%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Nasdaq CTA Cybersecurity
Index – Composition
% of Index
Software & Services 69.9%
Technology Hardware &
Equipmenent 11.8%
Commercial & Professional
Services 9.4%
Semiconductors &
Semiconductor Equipment 5.9%
Capital Goods 3.0%

Allocation of Portfolio Holdings & Index Composition :: NOVEMBER 30, 2023 (UNAUDITED) :: XXV
PROSHARES TRUST
ProShares Ultra QQQ (Ticker: QLD)
ProShares Ultra QQQ
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Nasdaq-100
®
Index (the “Index”).
The Fund does not seek to achieve two times (2x) the daily perfor-
mance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you
may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. The In-
dex is constructed and maintained by Nasdaq, Inc. The Index includes 100 of the largest/domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The Index reflects companies across major indus-
try groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
ProShares Ultra Real Estate (Ticker: URE)
ProShares Ultra Real Estate
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times
(2x) the daily performance of the S&P Real Estate Select Sector Index (the “Index”).
The Fund does not seek to achieve two times
(2x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily invest-
ment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index represents the real estate sector of the S&P 500 Index (“S&P 500”). The Index is one of eleven S&P Select Sector Indices (the “Select Sector Indices”), each designed to measure the performance of a sector of the S&P 500. Sectors are assigned using the Global Industry Classification Standard
(“GICS”), which classifies securities primarily based on revenues. The Index includes equity securities of companies from the following GICS industries: diversified REITs; industrial REITs; hotel & resort REITs; office REITs; heath care REITs; residential
REITs; retail REITs; specialized REITs; and real estate management & development. The Index constituents are weighted using a capped modified market capitalization methodology and rebalanced quarterly.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 67%
Swap Agreements 128%
Futures Contracts 5%
Total Exposure 200%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
Apple, Inc. 7.5%
Microsoft Corp. 7.1%
Amazon.com, Inc. 3.8%
NVIDIA Corp. 2.9%
Meta Platforms, Inc., Class A 2.6%
NASDAQ-100
Index – Composition
% of Index
Information Technology 50.3%
Communication Services 15.5%
Consumer Discretionary 14.2%
Health Care 6.5%
Consumer Staples 6.2%
Industrials 4.8%
Utilities 1.2%
Financials 0.5%
Energy 0.5%
Real Estate 0.3%
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 73%
Swap Agreements 127%
Total Exposure 200%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
Prologis, Inc. 8.3%
American Tower Corp. 7.6%
Equinix, Inc. 6.0%
Crown Castle, Inc. 4.0%
Welltower, Inc. 3.8%
S&P Real Estate Select Sector
Index – Composition
% of Index
Specialized REITs 46.5%
Residential REITs 11.9%
Retail REITs 11.6%
Industrial REITs 11.4%
Health Care REITs 8.3%
Real Estate Management &
Development 6.3%
Office REITs 2.7%
Hotel & Resort REITs 1.3%

XXVI :: NOVEMBER 30, 2023 (UNAUDITED) :: Allocation of Portfolio Holdings & Index Composition
PROSHARES TRUST
ProShares Ultra Russell2000 (Ticker: UWM)
ProShares Ultra Russell2000
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times
(2x) the daily performance of the Russell 2000
®
Index (the “Index”).
The Fund does not seek to achieve two times (2x) the daily
performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective,
you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant.
The Index is constructed and maintained by FTSE Russell. The Index is a measure of small-cap U.S. stock market performance. It is a market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000
®
Index,
or approximately 7% of the total market capitalization of the Russell 3000
®
Index, as of June 30, 2023. The Russell 3000
®
Index
includes approximately 3,000 of the largest companies in the U.S, representing 96% of the investable U.S. Equity market, as of
June 30, 2023.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 62%
Swap Agreements 136%
Futures Contracts 2%
Total Exposure 200%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
Super Micro Computer, Inc. 0.3%
Light & Wonder, Inc. 0.2%
Rambus, Inc. 0.2%
Simpson Manufacturing
Co., Inc. 0.2%
BellRing Brands, Inc. 0.2%
Russell 2000
Index – Composition
% of Index
Industrials 17.3%
Financials 16.8%
Health Care 14.6%
Information Technology 13.4%
Consumer Discretionary 10.9%
Energy 7.5%
Real Estate 6.2%
Materials 4.5%
Consumer Staples 3.5%
Utilities 2.9%
Communication Services 2.4%

Allocation of Portfolio Holdings & Index Composition :: NOVEMBER 30, 2023 (UNAUDITED) :: XXVII
PROSHARES TRUST
ProShares Ultra S&P500
®
(Ticker: SSO)
ProShares Ultra S&P500
®
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x)
the daily performance of the S&P 500
®
(the “Index”).
The Fund does not seek to achieve two times (2x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold
Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of large-cap U.S. stock market performance.
It is a market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 67%
Swap Agreements 126%
Futures Contracts 7%
Total Exposure 200%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
Microsoft Corp. 4.9%
Apple, Inc. 4.9%
Amazon.com, Inc. 2.3%
NVIDIA Corp. 2.0%
Alphabet, Inc., Class A 1.4%
S&P 500 – Composition
% of Index
Information Technology 29.1%
Financials 12.9%
Health Care 12.7%
Consumer Discretionary 10.7%
Communication Services 8.6%
Industrials 8.3%
Consumer Staples 6.3%
Energy 4.1%
Materials 2.5%
Real Estate 2.4%
Utilities 2.4%

XXVIII :: NOVEMBER 30, 2023 (UNAUDITED) :: Allocation of Portfolio Holdings & Index Composition
PROSHARES TRUST
ProShares Ultra Semiconductors (Ticker: USD)
ProShares Ultra Semiconductors
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the Dow Jones U.S. Semiconductors
SM
Index (the “Index”).
The Fund does not seek to achieve
two times (2x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a dai-
ly investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is designed to measure the stock performance of U.S. companies in the semiconductors subsector. Component companies include, among others, those engaged in the production and distribution of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and motherboards.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
ProShares Ultra SmallCap600 (Ticker: SAA)
ProShares Ultra SmallCap600
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x) the daily performance of the S&P SmallCap 600
®
(the “Index”).
The Fund does not seek to achieve two times (2x) the
daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment ob-
jective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance.
For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be signifi-
cant. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of small-cap company U.S.
stock market performance. It is a market capitalization-weighted index of 600 U.S. operating companies and real estate invest-
ment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 84%
Swap Agreements 116%
Total Exposure 200%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
NVIDIA Corp. 31.9%
Broadcom, Inc. 11.1%
Advanced Micro Devices, Inc. 5.4%
Intel Corp. 5.2%
QUALCOMM, Inc. 4.0%
Dow Jones U.S. Semiconductors
Index – Composition
% of Index
Semiconductors &
Semiconductor Equipment 100.0%
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 75%
Swap Agreements 125%
Total Exposure 200%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
Rambus, Inc. 0.6%
Comfort Systems USA, Inc. 0.5%
elf Beauty, Inc. 0.5%
SPS Commerce, Inc. 0.5%
Applied Industrial
Technologies, Inc. 0.5%
S&P SmallCap 600 – Composition
% of Index
Financials 18.3%
Industrials 17.2%
Consumer Discretionary 14.4%
Information Technology 12.5%
Health Care 9.9%
Real Estate 7.7%
Materials 5.7%
Energy 4.8%
Consumer Staples 4.5%
Communication Services 2.8%
Utilities 2.2%

Allocation of Portfolio Holdings & Index Composition :: NOVEMBER 30, 2023 (UNAUDITED) :: XXIX
PROSHARES TRUST
ProShares Ultra Technology (Ticker: ROM)
ProShares Ultra Technology
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times
(2x) the daily performance of the S&P Technology Select Sector Index (the “Index”).
The Fund does not seek to achieve two
times (2x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily
investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index represents the technology sector of the S&P 500 Index (“S&P 500”). The Index is one of eleven S&P Select Sector Indices (the “Select Sector Indices”), each designed to measure the performance of a sector of the S&P 500. Sectors are assigned using the Global Industry Classification
Standard (“GICS”), which classifies securities primarily based on revenues. The Index includes equity securities of companies from the following GICS industries: IT services; software; communications equipment; technology, hardware, storage & peripher-
als; electronic equipment, instruments, & components; and semiconductors & semiconductor equipment. The Index constituents are weighted using a capped modified market capitalization methodology and rebalanced quarterly.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
ProShares Ultra Utilities (Ticker: UPW)
ProShares Ultra Utilities
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times (2x)
the daily performance of the S&P Utilities Select Sector Index (the “Index”).
The Fund does not seek to achieve two times (2x)
the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment
objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk toler-
ance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index represents the utilities sector of the S&P 500 Index (“S&P 500"). The Index is one of eleven S&P Select Sector Indices (the “Select Sector Indices”), each designed to measure the performance of a sector of the S&P 500. Sectors are assigned using the Global Industry Classification Standard
(“GICS”), which classifies securities primarily based on revenues. The Index includes equity securities of companies from the following GICS industries: electric utilities; gas utilities; multi-utilities; water utilities; and independent power and renewable electricity producers. The Index constituents are weighted using a capped modified market capitalization methodology and re-
balanced quarterly.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 78%
Swap Agreements 122%
Total Exposure 200%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
Microsoft Corp. 18.9%
Apple, Inc. 17.8%
Broadcom, Inc. 3.5%
NVIDIA Corp. 3.3%
Adobe, Inc. 2.4%
S&P Technology Select Sector
Index – Composition
% of Index
Software & Services 46.1%
Technology Hardware &
Equipment 29.9%
Semiconductors &
Semiconductor Equipment 24.0%
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 79%
Swap Agreements 121%
Total Exposure 200%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
NextEra Energy, Inc. 10.2%
Southern Co. (The) 6.7%
Duke Energy Corp. 6.1%
Sempra 4.0%
American Electric Power
Co., Inc. 3.5%
S&P Utilities Select Sector
Index – Composition
% of Index
Electric Utilities 65.9%
Multi-Utilities 28.2%
Water Utilities 2.8%
Gas Utilities 1.8%
Independent Power and
Renewable Electricity
Producers 1.3%

XXX :: NOVEMBER 30, 2023 (UNAUDITED) :: Allocation of Portfolio Holdings & Index Composition
PROSHARES TRUST
ProShares UltraPro Dow30
SM
(Ticker: UDOW)
ProShares UltraPro Dow30
SM
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Dow Jones Industrial Average
SM
(the “Index”).
The Fund does not seek to achieve three
times (3x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily
investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a price weighted index and includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
ProShares UltraPro MidCap400 (Ticker: UMDD)
ProShares UltraPro MidCap400
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the S&P MidCap 400
®
(the “Index”).
The Fund does not seek to achieve three times (3x) the
daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment ob-
jective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance.
For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be signif-
icant. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of midsize company U.S.
stock market performance. It is a market capitalization-weighted index of 400 U.S. operating companies and real estate invest-
ment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 72%
Swap Agreements 223%
Futures Contracts 5%
Total Exposure 300%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
UnitedHealth Group, Inc. 7.3%
Microsoft Corp. 5.0%
Goldman Sachs Group, Inc. (The) 4.5%
Home Depot, Inc. (The) 4.1%
McDonald's Corp. 3.7%
Dow Jones Industrial Average – Composition
% of Index
Financials 20.3%
Health Care 19.8%
Information Technology 19.7%
Industrials 14.3%
Consumer Discretionary 12.9%
Consumer Staples 7.1%
Energy 2.6%
Communication Services 2.4%
Materials 0.9%
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 66%
Swap Agreements 226%
Futures Contracts 8%
Total Exposure 300%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
Deckers Outdoor Corp. 0.5%
Builders FirstSource, Inc. 0.5%
Reliance Steel & Aluminum Co. 0.5%
Jabil, Inc. 0.4%
GoDaddy, Inc., Class A 0.4%
S&P MidCap 400
Index – Composition
% of Index
Industrials 21.6%
Consumer Discretionary 15.7%
Financials 15.3%
Information Technology 10.1%
Real Estate 7.9%
Health Care 7.8%
Materials 7.0%
Energy 5.4%
Consumer Staples 4.2%
Utilities 3.3%
Communication Services 1.7%

Allocation of Portfolio Holdings & Index Composition :: NOVEMBER 30, 2023 (UNAUDITED) :: XXXI
PROSHARES TRUST
ProShares UltraPro QQQ (Ticker: TQQQ)
ProShares UltraPro QQQ
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times
(3x) the daily performance of the Nasdaq-100
®
Index (the “Index”).
The Fund does not seek to achieve three times (3x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective,
you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant.
The Index is constructed and maintained by Nasdaq, Inc. The Index includes 100 of the largest domestic and international non-fi-
nancial companies listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
ProShares UltraPro Russell2000 (Ticker: URTY)
ProShares UltraPro Russell2000
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the Russell 2000
®
Index (the “Index”).
The Fund does not seek to achieve three times (3x)
the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment
objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk toler-
ance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. The Index is constructed and maintained by FTSE Russell. The Index is a measure of small-cap U.S. stock market per-
formance. It is a market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell
3000
®
Index, or approximately 7% of the total market capitalization of the Russell 3000
®
Index, as of June 30, 2023. The Russell
3000
®
Index, includes approximately 3,000 of the largest companies in the US., representing approximately 96% of the investable
U.S. equity market, as of June 30, 2023.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 37%
Swap Agreements 255%
Futures Contracts 8%
Total Exposure 300%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
Apple, Inc. 4.1%
Microsoft Corp. 3.9%
Amazon.com, Inc. 2.1%
NVIDIA Corp. 1.6%
Meta Platforms, Inc., Class A 1.4%
Nasdaq-100
Index – Composition
% of Index
Information Technology 50.3%
Communication Services 15.5%
Consumer Discretionary 14.2%
Health Care 6.5%
Consumer Staples 6.2%
Industrials 4.8%
Utilities 1.2%
Financials 0.5%
Energy 0.5%
Real Estate 0.3%
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 65%
Swap Agreements 233%
Futures Contracts 2%
Total Exposure 300%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
Super Micro Computer, Inc. 0.4%
Light & Wonder, Inc. 0.2%
Rambus, Inc. 0.2%
Simpson Manufacturing
Co., Inc. 0.2%
BellRing Brands, Inc. 0.2%
Russell 2000
Index – Composition
% of Index
Industrials 17.3%
Financials 16.8%
Health Care 14.6%
Information Technology 13.4%
Consumer Discretionary 10.9%
Energy 7.5%
Real Estate 6.2%
Materials 4.5%
Consumer Staples 3.5%
Utilities 2.9%
Communication Services 2.4%

XXXII :: NOVEMBER 30, 2023 (UNAUDITED) :: Allocation of Portfolio Holdings & Index Composition
PROSHARES TRUST
ProShares UltraPro S&P500
®
(Ticker: UPRO)
ProShares UltraPro S&P500
®
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times (3x) the daily performance of the S&P 500
®
(the “Index”).
The Fund does not seek to achieve three times (3x) the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective,
you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant.
The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of large-cap U.S. stock market performance. It is a market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts se-
lected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
ProShares UltraPro Short 20+ Year Treasury (Ticker: TTT)
ProShares UltraPro Short 20+ Year Treasury
(the “Fund”) seeks investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the ICE U.S. Treasury 20+ Year Bond Index (the “Index”).
The Fund
does not seek to achieve three times the inverse (-3x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you be-
lieve doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. The Index is constructed and maintained by ICE Data Indices,
LLC. The Index includes publicly issued U.S. Treasury securities that have a remaining maturity greater than or equal to twenty years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded- from the Underlying Index are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a govern-
ment guarantee and zero coupon issues that have been stripped from coupon-paying bonds. The Underlying Index is market value weighted and the securities in the Underlying Index are updated on the last business day of each month.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Equity Securities 64%
Swap Agreements 232%
Futures Contracts 5%
Total Exposure 301%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Largest Equity Holdings
Company
% of Net
Assets
Microsoft Corp. 4.7%
Apple, Inc. 4.6%
Amazon.com, Inc. 2.2%
NVIDIA Corp. 1.9%
Alphabet, Inc., Class A 1.3%
S&P 500 – Composition
% of Index
Information Technology 29.1%
Financials 12.9%
Health Care 12.7%
Consumer Discretionary 10.7%
Communication Services 8.6%
Industrials 8.3%
Consumer Staples 6.3%
Energy 4.1%
Materials 2.5%
Real Estate 2.4%
Utilities 2.4%
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements (298%)
Futures Contracts (2%)
Total Exposure (300%)
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
ICE U.S. Treasury 20+ Year Bond
Index – Composition
% of Index
20+ Year U.S. Treasury 100.0%

Allocation of Portfolio Holdings & Index Composition :: NOVEMBER 30, 2023 (UNAUDITED) :: XXXIII
PROSHARES TRUST
ProShares UltraPro Short Dow30
SM
(Ticker: SDOW)
ProShares UltraPro Short Dow30
SM
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Dow Jones Industrial Average
SM
(the “Index”).
The Fund does not seek
to achieve three times the inverse (-3x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the
Daily Target and this difference may be significant. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The
Index is a price-weighted index and includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
ProShares UltraPro Short MidCap400 (Ticker: SMDD)
ProShares UltraPro Short MidCap400
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the S&P MidCap 400
®
(the “Index”).
The Fund does not seek to achieve
three times the inverse (-3x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While
the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of mid-size company U.S. stock market performance. It is a market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements (298%)
Futures Contracts (2%)
Total Exposure (300%)
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Dow Jones Industrial Average – Composition
% of Index
Financials 20.3%
Health Care 19.8%
Information Technology 19.7%
Industrials 14.3%
Consumer Discretionary 12.9%
Consumer Staples 7.1%
Energy 2.6%
Communication Services 2.4%
Materials 0.9%
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements (294%)
Futures Contracts (6%)
Total Exposure (300%)
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
S&P MidCap 400 – Composition
% of Index
Industrials 21.6%
Consumer Discretionary 15.7%
Financials 15.3%
Information Technology 10.1%
Real Estate 7.9%
Health Care 7.8%
Materials 7.0%
Energy 5.4%
Consumer Staples 4.2%
Utilities 3.3%
Communication Services 1.7%

XXXIV :: NOVEMBER 30, 2023 (UNAUDITED) :: Allocation of Portfolio Holdings & Index Composition
PROSHARES TRUST
ProShares UltraPro Short QQQ (Ticker: SQQQ)
ProShares UltraPro Short QQQ
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Nasdaq-100
®
Index (the “Index”).
The Fund does not seek to achieve three
times the inverse (-3x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the
Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. The Index is constructed and maintained by Nasdaq, Inc. The Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The
Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/
wholesale trade and biotechnology.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements (299%)
Futures Contracts (1%)
Total Exposure (300%)
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Nasdaq-100
Index – Composition
% of Index
Information Technology 50.3%
Communication Services 15.5%
Consumer Discretionary 14.2%
Health Care 6.5%
Consumer Staples 6.2%
Industrials 4.8%
Utilities 1.2%
Financials 0.5%
Energy 0.5%
Real Estate 0.3%

Allocation of Portfolio Holdings & Index Composition :: NOVEMBER 30, 2023 (UNAUDITED) :: XXXV
PROSHARES TRUST
ProShares UltraPro Short Russell2000 (Ticker: SRTY)
ProShares UltraPro Short Russell2000
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the Russell 2000
®
Index (the “Index”).
The Fund does not seek to achieve
three times the inverse (-3x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While
the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. The Index is constructed and maintained by FTSE Russell. The Index is a measure of small-
cap U.S. stock market performance. It is a market capitalization-weighted index containing approximately 2,000 of the smallest companies in the Russell 3000
®
Index, or approximately 7% of the total market capitalization of the Russell 3000
®
Index, as of
June 30, 2023. The Russell 3000
®
Index includes approximately 3,000 of the largest companies in the U.S., representing approxi-
mately 96% of the investable U.S. equity market, as of June 30, 2023.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements (296%)
Futures Contracts (4%)
Total Exposure (300%)
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Russell 2000
Index – Composition
% of Index
Industrials 17.3%
Financials 16.8%
Health Care 14.6%
Information Technology 13.4%
Consumer Discretionary 10.9%
Energy 7.5%
Real Estate 6.2%
Materials 4.5%
Consumer Staples 3.5%
Utilities 2.9%
Communication Services 2.4%

XXXVI :: NOVEMBER 30, 2023 (UNAUDITED) :: Allocation of Portfolio Holdings & Index Composition
PROSHARES TRUST
ProShares UltraPro Short S&P500
®
(Ticker: SPXU)
ProShares UltraPro Short S&P500
®
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to three times the inverse (-3x) of the daily performance of the S&P 500
®
(the “Index”).
The Fund does not seek to achieve three
times the inverse (-3x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the
Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a mea-
sure of large-cap U.S. stock market performance. It is a market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
ProShares UltraShort 7–10 Year Treasury (Ticker: PST)
ProShares UltraShort 7-10 Year Treasury
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the ICE U.S. Treasury 7-10 Year Bond Index (the “Index”).
The Fund does
not seek to achieve two times the inverse (-2x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. The Index is constructed and maintained by ICE Data Indices, LLC. The
Index includes publicly issued U.S. Treasury securities that have a remaining maturity greater than or equal to seven years and less than or equal to ten years and have $300 million or more of outstanding face value, excluding amounts held by the Federal
Reserve. In addition, the securities in the Underlying Index must be fixed rate and denominated in U.S. dollars. Excluded from the
Underlying Index are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero coupon issues that have been stripped from coupon-paying bonds. The Underlying
Index is market value weighted, and the securities in the Underlying Index are updated on the last business day of each month.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements (295%)
Futures Contracts (5%)
Total Exposure (300%)
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
S&P 500 – Composition
% of Index
Information Technology 29.1%
Financials 12.9%
Health Care 12.7%
Consumer Discretionary 10.7%
Communication Services 8.6%
Industrials 8.3%
Consumer Staples 6.3%
Energy 4.1%
Materials 2.5%
Real Estate 2.4%
Utilities 2.4%
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements (199%)
Futures Contracts (2%)
Total Exposure (201%)
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
ICE U.S. Treasury 7-10 Year Bond
Index – Composition
% of Index
7-10 Year U.S. Treasury 100.0%

Allocation of Portfolio Holdings & Index Composition :: NOVEMBER 30, 2023 (UNAUDITED) :: XXXVII
PROSHARES TRUST
ProShares UltraShort 20+ Year Treasury (Ticker: TBT)
ProShares UltraShort 20+ Year Treasury
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the ICE U.S. Treasury 20+ Year Bond Index (the “Index”).
The Fund does
not seek to achieve two times the inverse (-2x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. The Index is constructed and maintained by ICE Data Indices, LLC. The
Index includes publicly-issued U.S. Treasury securities that have a remaining maturity greater than or equal to twenty years and have $300 million or more of outstanding face value, excluding amounts held by the Federal Reserve. In addition, the securities in the Underlying Index must be fixed-rate and denominated in U.S. dollars. Excluded from the Underlying Index are inflation-linked securities, Treasury bills, cash management bills, any government agency debt issued with or without a government guarantee and zero coupon issues that have been stripped from coupon-paying. The Underlying Index is market value weighted, and the securities in the Underlying Index are updated on the last business day of each month.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
ProShares UltraShort Consumer Discretionary (Ticker: SCC)
ProShares UltraShort Consumer Discretionary
(formerly known as ProShares UltraShort Consumer Services) (the “Fund”)
seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Consumer Discretionary Select Sector Index (the “Index”).
The Fund does not seek to achieve two times the inverse
(-2x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily
investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index represents the consumer discretionary sector of the S&P 500 Index (“S&P 500”). The Index is one of eleven S&P Select Sector Indices (the “Select Sector
Indices”), each designed to measure the performance of a sector of the S&P 500. Sectors are assigned using the Global Industry
Classification Standard (“GICS”), which classifies securities primarily based on revenues. The Index includes equity securities of companies from the following GICS industries: automobile components; automobiles; household durables; leisure products;
textiles, apparel & luxury goods; hotels, restaurants, & leisure; diversified consumer services; distributors; broadline retail; and
specialty retail. The Index constituents are weighted using a capped modified market capitalization methodology and rebalanced quarterly.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements (200%)
Futures Contracts (1%)
Total Exposure (201%)
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
ICE U.S. Treasury 20+ Year Bond
Index – Composition
% of Index
20+ Year U.S. Treasury 100.0%
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements (200%)
Total Exposure (200%)
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
S&P Consumer Discretionary Select Sector
Index – Composition
% of Index
Retailing 44.3%
Consumer Services 23.5%
Automobiles & Components 21.7%
Consumer Durables &
Apparel 10.5%

XXXVIII :: NOVEMBER 30, 2023 (UNAUDITED) :: Allocation of Portfolio Holdings & Index Composition
PROSHARES TRUST
ProShares UltraShort Consumer Staples (Ticker: SZK)
ProShares UltraShort Consumer Staples
(formerly known as ProShares UltraShort Consumer Goods) (the “Fund”) seeks dai-
ly investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the
S&P Consumer Staples Select Sector Index (the “Index”).
The Fund does not seek to achieve two times the inverse (-2x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment
objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk toler-
ance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index represents the consumer staples sector of the S&P 500 Index (“S&P 500”). The Index is one of eleven S&P Select Sector Indices (the “Select Sector Indices”), each designed to measure the performance of a sector of the 500. Sectors are assigned using Global Industry Classification Standard
(“GICS”), which classifies securities primarily based on revenues. The Index includes equity securities of companies from the following GICS industries: consumer staples distribution & retail; beverages; food products; tobacco; household products; and
personal care products. The Index constituents are weighted using a capped modified market capitalization methodology and rebalanced quarterly.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
ProShares UltraShort Dow30
SM
(Ticker: DXD)
ProShares UltraShort Dow30
SM
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones Industrial Average
SM
(the “Index”).
The Fund does not seek to
achieve two times the inverse (-2x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is con-
sistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily
Target and this difference may be significant. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a price-weighted index and includes 30 large-cap, “blue-chip” U.S. stocks, excluding utility and transportation companies.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements (200%)
Total Exposure (200%)
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
S&P Consumer Staples Select Sector
Index – Composition
% of Index
Food, Beverage & Tobacco 45.3%
Food & Staples Retailing 29.5%
Household & Personal
Products 25.2%
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements (195%)
Futures Contracts (5%)
Total Exposure (200%)
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Dow Jones Industrial Average – Composition
% of Index
Financials 20.3%
Health Care 19.8%
Information Technology 19.7%
Industrials 14.3%
Consumer Discretionary 12.9%
Consumer Staples 7.1%
Energy 2.6%
Communication Services 2.4%
Materials 0.9%

Allocation of Portfolio Holdings & Index Composition :: NOVEMBER 30, 2023 (UNAUDITED) :: XXXIX
PROSHARES TRUST
ProShares UltraShort Energy (Ticker: DUG)
ProShares UltraShort Energy
(formerly known as ProShares UltraShort Oil & Gas) (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Energy Select Sector
Index (the “Index”).
The Fund does not seek to achieve two times the inverse (-2x) of the daily performance of the Index (the
“Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index represents the energy sector of the S&P 500 Index (“S&P 500”). The Index is one of eleven S&P Select Sector Indices (the “Select Sector Indices”), each designed to measure the performance of a sector of the S&P 500. Sectors are assigned using the Global Industry Classification Standard (“GICS”), which classifies securities primar-
ily based on revenues. The Index includes equity securities of companies from the following GICS industries: energy equipment
& services and oil & gas consumable fuels. The Index constituents are weighted using a capped modified market capitalization methodology and rebalanced quarterly.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
ProShares UltraShort Financials (Ticker: SKF)
ProShares UltraShort Financials
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Financial Select Sector Index (the “Index”).
The Fund does not seek
to achieve two times the inverse (-2x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the
Daily Target and this difference may be significant. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The
Index represents the financials sector of the S&P 500 Index (“S&P 500”). The Index is one of eleven S&P Select Sector Indices
(the “Select Sector Indices”), each designed to measure the performance of a sector of the S&P 500. Sectors are assigned using the Global Industry Classification Standard (“GICS”), which classifies securities primarily based on revenues. The Index includes equity securities of companies from the following GICS industries: banks; financial services; consumer finance; capital markets;
mortgage real estate investment trusts (REITS); and insurance. The Index constituents are weighted using a capped modified market capitalization methodology and rebalanced quarterly.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements (200%)
Total Exposure (200%)
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
S&P Energy Select Sector
Index – Composition
% of Index
Oil, Gas & Consumable
Fuels 90.7%
Energy Equipment &
Services 9.3%
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements (201%)
Total Exposure (201%)
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
S&P Financial Select Sector
Index – Composition
% of Index
Diversified Financials 59.1%
Banks 23.8%
Insurance 17.1%

XL :: NOVEMBER 30, 2023 (UNAUDITED) :: Allocation of Portfolio Holdings & Index Composition
PROSHARES TRUST
ProShares UltraShort FTSE China 50 (Ticker: FXP)
ProShares UltraShort FTSE China 50
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the FTSE China 50 Index (the “Index”).
The Fund does not seek to achieve
two times the inverse (-2x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While
the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. The Index is constructed and maintained by FTSE International Limited. It is a modified capitalization weighted index that includes 50 of the largest and most liquid Chinese stocks listed on the Hong Kong Stock Ex-
change. H Shares, P Chips and Red Chips are eligible for inclusion. Index constituents are screened for liquidity and weightings are capped. Each constituent in the Index is a constituent of the FTSE All- World Index.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
ProShares UltraShort FTSE Europe (Ticker: EPV)
ProShares UltraShort FTSE Europe
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the FTSE Developed Europe All Cap Index (the “Index”).
The Fund does not seek
to achieve two times the inverse (-2x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the
Daily Target and this difference may be significant. The Index is constructed and maintained by FTSE International Limited. The
Index is a market capitalization weighted index representing the performance of large-, mid- and small-cap companies in Devel-
oped European markets, including the United Kingdom.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements (200%)
Total Exposure (200%)
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
FTSE China 50
Index – Composition
% of Index
Consumer Discretionary 32.2%
Financials 27.7%
Communication Services 21.6%
Energy 4.7%
Information Technology 3.6%
Health Care 3.0%
Real Estate 2.3%
Consumer Staples 2.1%
Materials 1.5%
Industrials 1.3%
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements (201%)
Total Exposure (201%)
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
FTSE Developed Europe All Cap
Index – Country
% of Index
United Kingdom 24.3%
France 17.0%
Switzerland 14.2%
Germany 13.3%
Netherlands 6.5%
Sweden 5.3%
Others 4.9%
Denmark 4.9%
Spain 4.2%
Italy 3.6%
Finland 1.8%
FTSE Developed Europe All Cap
Index – Composition
% of Index
Financials 18.2%
Industrials 16.4%
Health Care 14.2%
Consumer Staples 11.1%
Consumer Discretionary 10.4%
Information Technology 7.3%
Materials 7.1%
Energy 5.8%
Utilities 4.2%
Communication Services 3.6%
Real Estate 1.7%

Allocation of Portfolio Holdings & Index Composition :: NOVEMBER 30, 2023 (UNAUDITED) :: XLI
PROSHARES TRUST
ProShares UltraShort Health Care (Ticker: RXD)
ProShares UltraShort Health Care
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Health Care Select Sector Index (the “Index”).
The Fund does not seek
to achieve two times the inverse (-2x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the
Daily Target and this difference may be significant. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The
Index represents the health care S&P 500. Sectors are assigned using the Global Industry Classification Standard (“GICS”), which classifies securities primarily based on revenues. The Index includes equity securities of companies from the following GICS industries: health care equipment & supplies, health care providers & services; health care technology; biotechnology; pharma-
ceuticals; and life sciences tools & services. The Index constituents are weighted using a capped modified market capitalization methodology and rebalanced quarterly.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
ProShares UltraShort Industrials (Ticker: SIJ)
ProShares UltraShort Industrials
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Industrials Select Sector Index (the “Index”).
The Fund does not seek
to achieve two times the inverse (-2x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the
Daily Target and this difference may be significant. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The
Index represents the industrials sector of the S&P 500 Index ("S&P 500"). The Index is one of eleven S&P Select Sector Indices
(the “Select Sector Indices”), each designed to measure the performance of a sector of the S&P 500. Sectors are assigned using the Global Industry Classification Standard (“GICS”), which classifies securities primarily based on revenues. The Index includes equity securities of companies from the following GICS industries: aerospace & defense; building products; construction & en-
gineering; electrical equipment; industrials conglomerates; machinery; trading companies & distributors; commercial services
& supplies; professional services; air freight & logistics; passenger airlines; marine transportation; ground transportation; and
transportation infrastructure. The Index constituents are weighted using a capped modified market capitalization methodology and rebalanced quarterly.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements (200%)
Total Exposure (200%)
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
S&P Health Care Select Sector
Index – Composition
% of Index
Pharmaceuticals 30.4%
Health Care Providers &
Services 23.6%
Health Care Equipment &
Supplies 19.8%
Biotechnology 15.2%
Life Sciences Tools &
Services 11.0%
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements (200%)
Total Exposure (200%)
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
S&P Industrials Select Sector
Index – Composition
% of Index
Capital Goods 66.7%
Transportation 17.7%
Commercial  & Professional
Services 15.6%

XLII :: NOVEMBER 30, 2023 (UNAUDITED) :: Allocation of Portfolio Holdings & Index Composition
PROSHARES TRUST
ProShares UltraShort Materials (Ticker: SMN)
ProShares UltraShort Materials
(formerly known as ProShares UltraShort Basic Materials) (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Materials
Select Sector Index (the “Index”).
The Fund does not seek to achieve two times the inverse (-2x) of the daily performance of the
Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. The Index is construct-
ed and maintained by S&P Dow Jones Indices LLC. The Index represents the materials sector of the S&P 500 Index (“S&P 500”).
The Index is one of eleven S&P Select Sector Indices (the “Select Sector Indices”), each designed to measure the performance of a sector of the S&P 500. Sectors are assigned using the Global Industry Classification Standard (“GICS”), which classifies securi-
ties primarily based on revenues. The Index includes equity securities of companies from the following GICS industries: chemi-
cals; construction materials; containers & packaging; metals & mining; and paper & forest products. The Index constituents are weighted using a capped modified market capitalization methodology and rebalanced quarterly.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
ProShares UltraShort MidCap400 (Ticker: MZZ)
ProShares UltraShort MidCap400
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P MidCap 400
®
(the “Index”).
The Fund does not seek to achieve
two times the inverse (-2x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While
the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of mid-size company U.S. stock market performance. It is a market capitalization-weighted index of 400 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements (200%)
Total Exposure (200%)
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
S&P Materials Select Sector
Index – Composition
% of Index
Chemicals 67.0%
Metals & Mining 17.2%
Containers & Packaging 9.7%
Construction Materials 6.1%
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements (190%)
Futures Contracts (10%)
Total Exposure (200%)
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
S&P MidCap 400 – Composition
% of Index
Industrials 21.6%
Consumer Discretionary 15.7%
Financials 15.3%
Information Technology 10.1%
Real Estate 7.9%
Health Care 7.8%
Materials 7.0%
Energy 5.4%
Consumer Staples 4.2%
Utilities 3.3%
Communication Services 1.7%

Allocation of Portfolio Holdings & Index Composition :: NOVEMBER 30, 2023 (UNAUDITED) :: XLIII
PROSHARES TRUST
ProShares UltraShort MSCI Brazil Capped (Ticker: BZQ)
ProShares UltraShort MSCI Brazil Capped
(the “Fund”) seeks daily investment results, before fees and expenses, that corre-
spond to two times the inverse (-2x) of the daily performance of the MSCI Brazil 25/50 Index (the “Index”).
The Fund does not seek
to achieve two times the inverse (-2x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the
Daily Target and this difference may be significant. The Index is constructed and maintained by MSCI Inc. The Index is designed to measure the performance of the large and mid cap segments of the Brazilian market. It applies certain investment limits that are imposed on regulated investment companies, or RICs, under the current US Internal Revenue Code. The Index covers approx-
imately 85% of the market capitalization in Brazil.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
ProShares UltraShort MSCI EAFE (Ticker: EFU)
ProShares UltraShort MSCI EAFE
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI EAFE Index (the “Index”).
The Fund does not seek to achieve two
times the inverse (-2x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the
Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. The Index is constructed and maintained by MSCI Inc. The Index covers approximately 85% of the market capitalization in developed market countries, excluding the U.S. and Canada.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements (201%)
Total Exposure (201%)
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
MSCI Brazil 25/50
Index – Composition
% of Index
Financials 26.4%
Energy 19.9%
Materials 19.0%
Utilities 9.5%
Industrials 8.9%
Consumer Staples 8.0%
Health Care 2.6%
Consumer Discretionary 2.5%
Communication Services 2.4%
Information Technology 0.8%
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements (200%)
Total Exposure (200%)
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
MSCI EAFE
Index – Country
% of Index
Japan 22.8%
United Kingdom 14.9%
France 12.1%
Others 10.5%
Switzerland 9.9%
Germany 8.6%
Australia 7.2%
Netherlands 4.6%
Denmark 3.4%
Sweden 3.2%
Spain 2.8%
MSCI EAFE
Index – Composition
% of Index
Financials 19.0%
Industrials 16.1%
Health Care 12.8%
Consumer Discretionary 11.9%
Consumer Staples 9.6%
Information Technology 8.5%
Materials 7.6%
Energy 4.5%
Communication Services 4.1%
Utilities 3.5%
Real Estate 2.4%

XLIV :: NOVEMBER 30, 2023 (UNAUDITED) :: Allocation of Portfolio Holdings & Index Composition
PROSHARES TRUST
ProShares UltraShort MSCI Emerging Markets (Ticker: EEV)
ProShares UltraShort MSCI Emerging Markets
(the “Fund”) seeks daily investment results, before fees and expenses, that cor-
respond to two times the inverse (-2x) of the daily performance of the MSCI Emerging Markets Index (the “Index”).
The Fund does
not seek to achieve two times the inverse (-2x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. The Index is constructed and maintained by MSCI Inc. The Index covers approximately 85% of the market capitalization in emerging market countries.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements (201%)
Total Exposure (201%)
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
MSCI Emerging Markets
Index – Country
% of Index
China 28.4%
Taiwan 15.8%
India 15.7%
South Korea 12.7%
Others 8.4%
Brazil 5.7%
Saudi Arabia 4.0%
South Africa 3.1%
Mexico 2.6%
Indonesia 1.9%
Thailand 1.7%
MSCI Emerging Markets
Index – Composition
% of Index
Financials 22.1%
Information Technology 21.5%
Consumer Discretionary 13.1%
Communication Services 9.7%
Materials 7.8%
Industrials 6.5%
Consumer Staples 6.1%
Energy 5.1%
Health Care 3.9%
Utilities 2.6%
Real Estate 1.6%

Allocation of Portfolio Holdings & Index Composition :: NOVEMBER 30, 2023 (UNAUDITED) :: XLV
PROSHARES TRUST
ProShares UltraShort MSCI Japan (Ticker: EWV)
ProShares UltraShort MSCI Japan
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the MSCI Japan Index (the “Index”).
The Fund does not seek to achieve two
times the inverse (-2x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the
Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. The Index is constructed and maintained by MSCI Inc. The Index is designed to measure the performance of the large and mid cap segments of the Japanese equity market. The Index covers 85% of the market capitalization in Japan.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements (200%)
Total Exposure (200%)
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
MSCI Japan
Index – Composition
% of Index
Industrials 22.2%
Consumer Discretionary 19.3%
Information Technology 14.6%
Financials 12.5%
Health Care 8.3%
Communication Services 7.1%
Consumer Staples 6.0%
Materials 4.8%
Real Estate 3.2%
Utilities 1.1%
Energy 0.9%

XLVI :: NOVEMBER 30, 2023 (UNAUDITED) :: Allocation of Portfolio Holdings & Index Composition
PROSHARES TRUST
ProShares UltraShort Nasdaq Biotechnology (Ticker: BIS)
ProShares UltraShort Nasdaq Biotechnology
(the “Fund”) seeks daily investment results, before fees and expenses, that corre-
spond to two times the inverse (-2x) of the daily performance of the Nasdaq Biotechnology
®
Index (the “Index”).
The Fund does not
seek to achieve two times the inverse (-2x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the
Daily Target and this difference may be significant. The Index is constructed and maintained by Nasdaq, Inc. (the “Index Provid-
er”). The Index is a modified capitalization-weighted index that includes securities of Nasdaq listed companies that are classified as either biotechnology or pharmaceutical. The securities also meet other eligibility criteria determined by the Index Provider, including minimum market capitalization and liquidity requirements.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
ProShares UltraShort QQQ (Ticker: QID)
ProShares UltraShort QQQ
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Nasdaq-100
®
Index (the “Index”).
The Fund does not seek to achieve two times
the inverse (-2x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has
a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this differ-
ence may be significant. The Index is constructed and maintained by Nasdaq, Inc. The Index includes 100 of the largest domestic and international non-financial companies listed on The Nasdaq Stock Market based on market capitalization. The Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements (200%)
Total Exposure (200%)
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Nasdaq Biotechnology
Index – Composition
% of Index
Biotechnology 83.7%
Pharmaceuticals 12.4%
Life Sciences Tools &
Services 3.3%
Health Care Providers &
Services 0.5%
Health Care Equipment &
Supplies 0.1%
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements (196%)
Futures Contracts (4%)
Total Exposure (200%)
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Nasdaq-100
Index – Composition
% of Index
Information Technology 50.3%
Communication Services 15.5%
Consumer Discretionary 14.2%
Health Care 6.5%
Consumer Staples 6.2%
Industrials 4.8%
Utilities 1.2%
Financials 0.5%
Energy 0.5%
Real Estate 0.3%

Allocation of Portfolio Holdings & Index Composition :: NOVEMBER 30, 2023 (UNAUDITED) :: XLVII
PROSHARES TRUST
ProShares UltraShort Real Estate (Ticker: SRS)
ProShares UltraShort Real Estate
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Real Estate Select Sector Index (the “Index”).
The Fund does not seek
to achieve two times the inverse (-2x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the
Daily Target and this difference may be significant. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The
Index represents the real estate sector of the S&P 500 Index (“S&P 500"). The Index is one of eleven S&P Select Sector Indices
(the “Select Sector Indices”), each designed to measure the performance of a sector of the S&P 500. Sectors are assigned using the Global Industry Classification Standard (“GICS”), which classifies securities primarily based on revenues. The Index includes equity securities of companies from the following GICS industries: diversified REITs; industrial REITs; hotel & resort REITs; of-
fice REITs; heath care REITs; residential REITs; retail REITs; specialized REITs; and real estate management & development. The
Index constituents are weighted using a capped modified market capitalization methodology and rebalanced quarterly.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements (200%)
Total Exposure (200%)
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
S&P Real Estate Select Sector
Index – Composition
% of Index
Specialized REITs 46.5%
Residential REITs 11.9%
Retail REITs 11.6%
Industrial REITs 11.4%
Health Care REITs 8.3%
Real Estate Management &
Development 6.3%
Office REITs 2.7%
Hotel & Resort REITs 1.3%

XLVIII :: NOVEMBER 30, 2023 (UNAUDITED) :: Allocation of Portfolio Holdings & Index Composition
PROSHARES TRUST
ProShares UltraShort Russell2000 (Ticker: TWM)
ProShares UltraShort Russell2000
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Russell 2000
®
Index (the “Index”).
The Fund does not seek to achieve two
times the inverse (-2x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the
Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. The Index is constructed and maintained by FTSE Russell. The Index is a measure of small-cap
U.S. stock market performance. It is a market capitalization-weighted index containing approximately 2,000 of the smallest com-
panies in the Russell 3000
®
Index, or approximately 7% of the total market capitalization of the Russell 3000
®
Index, as of June
30, 2023. The Russell 3000
®
includes approximately 3,000 of the largest companies in the U.S., representing approximately 96%
of the investable U.S. equity market, as of June 30, 2023.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements (196%)
Futures Contracts (4%)
Total Exposure (200%)
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Russell 2000
Index – Composition
% of Index
Industrials 17.3%
Financials 16.8%
Health Care 14.6%
Information Technology 13.4%
Consumer Discretionary 10.9%
Energy 7.5%
Real Estate 6.2%
Materials 4.5%
Consumer Staples 3.5%
Utilities 2.9%
Communication Services 2.4%

Allocation of Portfolio Holdings & Index Composition :: NOVEMBER 30, 2023 (UNAUDITED) :: XLIX
PROSHARES TRUST
ProShares UltraShort S&P500
®
(Ticker: SDS)
ProShares UltraShort S&P500
®
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P 500
®
(the “Index”).
The Fund does not seek to achieve two times the
inverse (-2x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has
a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of large-cap U.S. stock market performance. It is a market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization, finan-
cial viability and public float.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
ProShares UltraShort Semiconductors (Ticker: SSG)
ProShares UltraShort Semiconductors
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the Dow Jones U.S. Semiconductors
SM
Index (the “Index”).
The Fund does
not seek to achieve two times the inverse (-2x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. The Index is constructed and maintained by S&P Dow Jones Indices LLC.
The Index is designed to measure the stock performance of U.S. companies in the semiconductors subsector. Component compa-
nies include, among others, those engaged in the production and distribution of semiconductors and other integrated chips, as well as other related products such as semiconductor capital equipment and motherboards. The Index is a market cap weighted index that is updated in March, June, September and December.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements (197%)
Futures Contracts (3%)
Total Exposure (200%)
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
S&P 500 – Composition
% of Index
Information Technology 29.1%
Financials 12.9%
Health Care 12.7%
Consumer Discretionary 10.7%
Communication Services 8.6%
Industrials 8.3%
Consumer Staples 6.3%
Energy 4.1%
Materials 2.5%
Real Estate 2.4%
Utilities 2.4%
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements (200%)
Total Exposure (200%)
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Dow Jones U.S. Semiconductors
Index – Composition
% of Index
Semiconductors &
Semiconductor Equipment 100.0%

L :: NOVEMBER 30, 2023 (UNAUDITED) :: Allocation of Portfolio Holdings & Index Composition
PROSHARES TRUST
ProShares UltraShort SmallCap600 (Ticker: SDD)
ProShares UltraShort SmallCap600
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P SmallCap 600
®
(the “Index”).
The Fund does not seek to achieve two
times the inverse (-2x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the
Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index is a measure of small-cap company U.S. stock market performance. It is a market capitalization-weighted index of 600 U.S. operating companies selected through a process that factors in criteria such as liquidity, price, market capitalization, financial viability and public float.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
ProShares UltraShort Technology (Ticker: REW)
ProShares UltraShort Technology
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Technology Select Sector Index (the “Index”).
The Fund does not seek
to achieve two times the inverse (-2x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the
Daily Target and this difference may be significant. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The
Index represents the technology sector of the S&P 500 Index (“S&P 500”). The Index is one of eleven S&P Select Sector Indices
(the “Select Sector Indices”), each designed to measure the performance of a sector of the S&P 500. Sectors are assigned using the
Global Industry Classification Standard (“GICS”), which classifies securities primarily based on revenues. The Index includes eq-
uity securities of companies from the following GICS industries: IT services; software; communications equipment; technology, hardware, storage & peripherals; electronic equipment, instruments, & components; and semiconductors & semiconductor equip-
ment. The Index constituents are weighted using a capped modified market capitalization methodology and rebalanced quarterly.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements (200%)
Total Exposure (200%)
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
S&P SmallCap 600 – Composition
% of Index
Financials 18.3%
Industrials 17.2%
Consumer Discretionary 14.4%
Information Technology 12.5%
Health Care 9.9%
Real Estate 7.7%
Materials 5.7%
Energy 4.8%
Consumer Staples 4.5%
Communication Services 2.8%
Utilities 2.2%
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements (200%)
Total Exposure (200%)
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
S&P Technology Select Sector
Index – Composition
% of Index
Software & Services 46.1%
Technology Hardware &
Equipment 29.9%
Semiconductors &
Semiconductor Equipment 24.0%

Allocation of Portfolio Holdings & Index Composition :: NOVEMBER 30, 2023 (UNAUDITED) :: LI
PROSHARES TRUST
ProShares UltraShort Utilities (Ticker: SDP)
ProShares UltraShort Utilities
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to two times the inverse (-2x) of the daily performance of the S&P Utilities Select Sector Index (the “Index”).
The Fund does not seek to
achieve two times the inverse (-2x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is con-
sistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily
Target and this difference may be significant. The Index is constructed and maintained by S&P Dow Jones Indices LLC. The Index represents the utilities sector of the 500 Index (“S&P 500”). The Index is one of eleven S&P Select Sector Indices (the “Select Sec-
tor Indices”), each designed to measure the performance of a sector of the S&P 500. Sectors are assigned using the Global Indus-
try Classification Standard (“GICS”), which classifies securities primarily based on revenues. The Index includes equity securities of companies from the following GICS industries: electric utilities; gas utilities; multi-utilities; water utilities; and independent power and renewable electricity producers. The Index constituents are weighted using a capped modified market capitalization methodology and rebalanced quarterly.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Swap Agreements (200%)
Total Exposure (200%)
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
S&P Utilities Select Sector
Index – Composition
% of Index
Electric Utilities 65.9%
Multi-Utilities 28.2%
Water Utilities 2.8%
Gas Utilities 1.8%
Independent Power and
Renewable Electricity
Producers 1.3%

LII :: EXPENSE EXAMPLES (UNAUDITED)
PROSHARES TRUST
EXPENSE EXAMPLES

EXPENSE EXAMPLES (UNAUDITED) :: LIII
PROSHARES TRUST
As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongo-
ing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
Actual Expenses
The actual expense examples are based on an investment of
$1,000 invested at the beginning of a six-month period and
held through the period ended, November 30, 2023.
The first line in the following tables provides information
about actual account values and actual expenses. You may use the information in this line, together with the amount you in-
vested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading “Ex-
penses Paid During the Period” to estimate the expenses you
paid on your account during this period.
Hypothetical Example for Comparison Purposes
The hypothetical expense examples are based on an invest-
ment of $1,000 invested at the beginning of a six month period and held through the period ended, November 30, 2023.
The second line in the following tables provides information about hypothetical account values and hypothetical expens-
es based on the Funds’ actual expense ratio and an assumed
rate of return of 5% per year before expenses, which is not the
Funds’ actual return. The hypothetical account values and ex-
penses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any trans-
action costs, such as brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.
Beginning
Account
Value
6/1/23
Ending
Account
Value
11/30/23
Expenses Paid
During the
Period
*
Annualized
Expense Ratio
During Period
Short 7-10 Year Treasury
Actual $ 1,000.00 $ 1,076.40 $ 4.93 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
Short 20+ Year Treasury
Actual $ 1,000.00 $ 1,137.10 $ 4.97 0 .93%
Hypothetical $ 1,000.00 $ 1,020.35 $ 4.70 0 .93%
Short Dow30
SM
Actual $ 1,000.00 $ 945.30 $ 4.62 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
Short Financials
Actual $ 1,000.00 $ 906.30 $ 4.53 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
Short FTSE China 50
Actual $ 1,000.00 $ 1,024.90 $ 4.81 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
Short High Yield
Actual $ 1,000.00 $ 977.70 $ 4.70 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%

LIV :: EXPENSE EXAMPLES (UNAUDITED)
PROSHARES TRUST
Beginning
Account
Value
6/1/23
Ending
Account
Value
11/30/23
Expenses Paid
During the
Period
*
Annualized
Expense Ratio
During Period
Short MidCap400
Actual $ 1,000.00 $ 960.60 $ 4.66 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
Short MSCI EAFE
Actual $ 1,000.00 $ 990.00 $ 4.73 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
Short MSCI Emerging Markets
Actual $ 1,000.00 $ 983.70 $ 4.71 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
Short QQQ
Actual $ 1,000.00 $ 918.20 $ 4.56 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
Short Real Estate
Actual $ 1,000.00 $ 978.60 $ 4.70 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
Short Russell2000
Actual $ 1,000.00 $ 986.60 $ 4.72 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
Short S&P500
®
Actual $ 1,000.00 $ 946.00 $ 4.28 0 .88%
Hypothetical $ 1,000.00 $ 1,020.60 $ 4.45 0 .88%
Short SmallCap600
Actual $ 1,000.00 $ 974.30 $ 4.69 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
Ultra 7-10 Year Treasury
Actual $ 1,000.00 $ 902.80 $ 4.52 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
Ultra 20+ Year Treasury
Actual $ 1,000.00 $ 779.90 $ 4.23 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
Ultra Communication Services
Actual $ 1,000.00 $ 1,207.10 $ 5.24 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
Ultra Consumer Discretionary
Actual $ 1,000.00 $ 1,181.30 $ 5.18 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%

EXPENSE EXAMPLES (UNAUDITED) :: LV
PROSHARES TRUST
Beginning
Account
Value
6/1/23
Ending
Account
Value
11/30/23
Expenses Paid
During the
Period
*
Annualized
Expense Ratio
During Period
Ultra Consumer Staples
Actual $ 1,000.00 $ 931.70 $ 4.59 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
Ultra Dow30
SM
Actual $ 1,000.00 $ 1,168.70 $ 5.15 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
Ultra Energy
Actual $ 1,000.00 $ 1,189.70 $ 5.20 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
Ultra Financials
Actual $ 1,000.00 $ 1,242.70 $ 5.33 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
Ultra FTSE China 50
Actual $ 1,000.00 $ 876.10 $ 4.46 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
Ultra FTSE Europe
Actual $ 1,000.00 $ 1,044.30 $ 4.86 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
Ultra Health Care
Actual $ 1,000.00 $ 1,030.00 $ 4.82 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
Ultra High Yield
Actual $ 1,000.00 $ 1,078.90 $ 4.94 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
Ultra Industrials
Actual $ 1,000.00 $ 1,186.10 $ 5.19 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
Ultra Materials
Actual $ 1,000.00 $ 1,170.20 $ 5.15 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
Ultra MidCap400
Actual $ 1,000.00 $ 1,095.80 $ 4.98 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
Ultra MSCI Brazil Capped
Actual $ 1,000.00 $ 1,362.50 $ 5.61 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%

LVI :: EXPENSE EXAMPLES (UNAUDITED)
PROSHARES TRUST
Beginning
Account
Value
6/1/23
Ending
Account
Value
11/30/23
Expenses Paid
During the
Period
*
Annualized
Expense Ratio
During Period
Ultra MSCI EAFE
Actual $ 1,000.00 $ 1,033.80 $ 4.83 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
Ultra MSCI Emerging Markets
Actual $ 1,000.00 $ 1,033.80 $ 4.83 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
Ultra MSCI Japan
Actual $ 1,000.00 $ 1,070.70 $ 4.92 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
Ultra Nasdaq Biotechnology
Actual $ 1,000.00 $ 867.90 $ 4.44 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
Ultra Nasdaq Cloud Computing
Actual $ 1,000.00 $ 1,211.20 $ 5.25 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
Ultra Nasdaq Cybersecurity
Actual $ 1,000.00 $ 1,190.00 $ 5.20 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
Ultra QQQ
Actual $ 1,000.00 $ 1,200.00 $ 5.23 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
Ultra Real Estate
Actual $ 1,000.00 $ 1,043.80 $ 4.85 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
Ultra Russell2000
Actual $ 1,000.00 $ 1,029.70 $ 4.82 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
Ultra S&P500
®
Actual $ 1,000.00 $ 1,162.80 $ 4.81 0 .89%
Hypothetical $ 1,000.00 $ 1,020.55 $ 4.50 0 .89%
Ultra Semiconductors
Actual $ 1,000.00 $ 1,207.10 $ 5.24 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
Ultra SmallCap600
Actual $ 1,000.00 $ 1,044.00 $ 4.85 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%

EXPENSE EXAMPLES (UNAUDITED) :: LVII
PROSHARES TRUST
Beginning
Account
Value
6/1/23
Ending
Account
Value
11/30/23
Expenses Paid
During the
Period
*
Annualized
Expense Ratio
During Period
Ultra Technology
Actual $ 1,000.00 $ 1,218.10 $ 5.27 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
Ultra Utilities
Actual $ 1,000.00 $ 910.10 $ 4.54 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
UltraPro Dow30
SM
Actual $ 1,000.00 $ 1,238.20 $ 5.32 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
UltraPro MidCap400
Actual $ 1,000.00 $ 1,111.70 $ 5.02 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
UltraPro QQQ
Actual $ 1,000.00 $ 1,273.70 $ 4.77 0 .84%
Hypothetical $ 1,000.00 $ 1,020.80 $ 4.24 0 .84%
UltraPro Russell2000
Actual $ 1,000.00 $ 1,000.90 $ 4.75 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
UltraPro S&P500
®
Actual $ 1,000.00 $ 1,224.60 $ 5.01 0 .90%
Hypothetical $ 1,000.00 $ 1,020.50 $ 4.55 0 .90%
UltraPro Short 20+ Year Treasury
Actual $ 1,000.00 $ 1,331.40 $ 5.54 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
UltraPro Short Dow30
SM
Actual $ 1,000.00 $ 794.80 $ 4.26 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
UltraPro Short MidCap400
Actual $ 1,000.00 $ 809.30 $ 4.30 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
UltraPro Short QQQ
Actual $ 1,000.00 $ 714.20 $ 4.07 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
UltraPro Short Russell2000
Actual $ 1,000.00 $ 861.10 $ 4.42 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%

LVIII :: EXPENSE EXAMPLES (UNAUDITED)
PROSHARES TRUST
Beginning
Account
Value
6/1/23
Ending
Account
Value
11/30/23
Expenses Paid
During the
Period
*
Annualized
Expense Ratio
During Period
UltraPro Short S&P500
®
Actual $ 1,000.00 $ 792.30 $ 3.99 0 .89%
Hypothetical $ 1,000.00 $ 1,020.55 $ 4.50 0 .89%
UltraShort 7-10 Year Treasury
Actual $ 1,000.00 $ 1,132.50 $ 5.06 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
UltraShort 20+ Year Treasury
Actual $ 1,000.00 $ 1,246.20 $ 5.05 0 .90%
Hypothetical $ 1,000.00 $ 1,020.50 $ 4.55 0 .90%
UltraShort Consumer Discretionary
Actual $ 1,000.00 $ 801.80 $ 4.28 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
UltraShort Consumer Staples
Actual $ 1,000.00 $ 1,083.10 $ 4.95 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
UltraShort Dow30
SM
Actual $ 1,000.00 $ 864.80 $ 4.43 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
UltraShort Energy
Actual $ 1,000.00 $ 794.90 $ 4.26 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
UltraShort Financials
Actual $ 1,000.00 $ 798.00 $ 4.27 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
UltraShort FTSE China 50
Actual $ 1,000.00 $ 991.80 $ 4.73 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
UltraShort FTSE Europe
Actual $ 1,000.00 $ 919.30 $ 4.56 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
UltraShort Health Care
Actual $ 1,000.00 $ 975.20 $ 4.69 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
UltraShort Industrials
Actual $ 1,000.00 $ 837.60 $ 4.36 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%

EXPENSE EXAMPLES (UNAUDITED) :: LIX
PROSHARES TRUST
Beginning
Account
Value
6/1/23
Ending
Account
Value
11/30/23
Expenses Paid
During the
Period
*
Annualized
Expense Ratio
During Period
UltraShort Materials
Actual $ 1,000.00 $ 835.60 $ 4.36 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
UltraShort MidCap400
Actual $ 1,000.00 $ 892.30 $ 4.49 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
UltraShort MSCI Brazil Capped
Actual $ 1,000.00 $ 661.00 $ 3.94 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
UltraShort MSCI EAFE
Actual $ 1,000.00 $ 942.80 $ 4.61 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
UltraShort MSCI Emerging Markets
Actual $ 1,000.00 $ 937.10 $ 4.60 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
UltraShort MSCI Japan
Actual $ 1,000.00 $ 899.50 $ 4.51 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
UltraShort Nasdaq Biotechnology
Actual $ 1,000.00 $ 1,126.70 $ 5.05 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
UltraShort QQQ
Actual $ 1,000.00 $ 812.10 $ 4.30 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
UltraShort Real Estate
Actual $ 1,000.00 $ 921.90 $ 4.56 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
UltraShort Russell2000
Actual $ 1,000.00 $ 929.10 $ 4.58 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
UltraShort S&P500
®
Actual $ 1,000.00 $ 869.30 $ 4.16 0 .89%
Hypothetical $ 1,000.00 $ 1,020.55 $ 4.50 0 .89%
UltraShort Semiconductors
Actual $ 1,000.00 $ 721.70 $ 4.09 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%

LX :: EXPENSE EXAMPLES (UNAUDITED)
PROSHARES TRUST
Beginning
Account
Value
6/1/23
Ending
Account
Value
11/30/23
Expenses Paid
During the
Period
*
Annualized
Expense Ratio
During Period
UltraShort SmallCap600
Actual $ 1,000.00 $ 914.30 $ 4.55 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
UltraShort Technology
Actual $ 1,000.00 $ 791.20 $ 4.25 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
UltraShort Utilities
Actual $ 1,000.00 $ 1,055.00 $ 4.88 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
* Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2023 (UNAUDITED) :: 1
PROSHARES TRUST
SCHEDULE OF PORTFOLIO INVESTMENTS

SHORT 7-10 YEAR TREASURY :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
2
TBX
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 84.9%
Repurchase Agreements (a) — 84.9%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $24,356,792
(Cost $24,353,210) $ 24,353,210 $ 24,353,210
Total Investments — 84.9%
(Cost $24,353,210) 24,353,210
Other assets less liabilities — 15.1% 4,321,714
Net Assets — 100.0% $ 28,674,924
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,525,289
Aggregate gross unrealized depreciation (186,061)
Net unrealized appreciation $ 1,339,228
Federal income tax cost $ 24,353,210
Futures Contracts Sold
Short 7-10 Year Treasury had the following open short futures contracts as of November 30, 2023:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury 10 Year Note 6 3/19/2024 U.S. Dollar $ 659,344 $ (3,011)
Swap Agreements
a
Short 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
(9,487,898) 11/6/2024
Bank of
America NA (4.84)%
ICE U.S. Treasury
7-10 Year Bond
Index 415,274 (409,319) (5,955) —
(11,259,125) 11/6/2024 Citibank NA (4.86)%
ICE U.S. Treasury
7-10 Year Bond
Index (183,050) — 183,050 —
(7,456,834) 11/6/2024
Goldman Sachs
International (5.11)%
ICE U.S. Treasury
7-10 Year Bond
Index 1,110,015 (1,104,861) — 5,154
(28,203,857) 1,342,239
Total Unrealized
Appreciation
1,525,289
Total Unrealized
Depreciation
(183,050)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2023
(
UNAUDITED
)
:: SHORT 20+ YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
3
TBF
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 82.9%
Repurchase Agreements (a) — 29.8%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $49,674,477
(Cost $49,667,171) $ 49,667,171 $ 49,667,171
U.S. Treasury Obligations (b) — 53.1%
U.S. Treasury Bills
5.46%, 2/13/2024 (c) 40,000,000 39,568,594
5.46%, 3/28/2024 (c) 50,000,000 49,146,139
Total U.S. Treasury Obligations
(Cost $88,688,056) 88,714,733
Total Short-Term Investments
(Cost $138,355,227) 138,381,904
Total Investments — 82.9%
(Cost $138,355,227) 138,381,904
Other assets less liabilities — 17.1% 28,454,598
Net Assets — 100.0% $ 166,836,502
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $3,368,769.
(c) The rate shown was the current yield as of November 30, 2023.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 17,367,116
Aggregate gross unrealized depreciation (2,160,958)
Net unrealized appreciation $ 15,206,158
Federal income tax cost $ 138,355,227
Futures Contracts Sold
Short 20+ Year Treasury had the following open short futures contracts as of November 30, 2023:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury Long Bond 10 3/19/2024 U.S. Dollar $ 1,166,563 $ (5,019)
Swap Agreements
a
Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
(20,677,031) 11/6/2024
Bank of
America NA (5.03)%
ICE U.S. Treasury
20+ Year Bond
Index 2,056,298 (1,878,970) (34,091) 143,237
(10,474,109) 11/6/2024
Barclays
Capital (5.11)%
ICE U.S. Treasury
20+ Year Bond
Index (440,179) 440,179 — —
(42,636,531) 11/6/2024 Citibank NA (4.88)%
ICE U.S. Treasury
20+ Year Bond
Index (1,715,760) — 1,715,760 —
(22,657,658) 11/6/2024
Goldman Sachs
International (4.91)%
ICE U.S. Treasury
20+ Year Bond
Index 6,028,445 (5,989,404) — 39,041
(43,341,725) 11/6/2024
Morgan
Stanley & Co.
International plc (5.16)%
ICE U.S. Treasury
20+ Year Bond
Index 2,492,358 (2,150,563) (39,401) 302,394
(27,688,034) 11/6/2024
Societe
Generale (5.01)%
ICE U.S. Treasury
20+ Year Bond
Index 6,763,338 (6,640,402) — 122,936
(167,475,088) 15,184,500
Total Unrealized
Appreciation
17,340,439
Total Unrealized
Depreciation
(2,155,939)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.

See accompanying notes to the financial statements.
SHORT 20+ YEAR TREASURY :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
4
TBF
::
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2023
(
UNAUDITED
)
:: SHORT DOW30
(
SM
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
5
DOG
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 105.8%
Repurchase Agreements (a) — 52.1%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $96,016,266
(Cost $96,002,144) $ 96,002,144 $ 96,002,144
U.S. Treasury Obligations (b) — 53.7%
U.S. Treasury Bills
5.31%, 12/14/2023 (c) 25,000,000 24,952,635
5.37%, 2/1/2024 (c) 25,000,000 24,773,797
5.32%, 2/6/2024 (c) 25,000,000 24,755,768
5.39%, 5/9/2024 (c) 25,000,000 24,426,370
Total U.S. Treasury Obligations
(Cost $98,897,886) 98,908,570
Total Short-Term Investments
(Cost $194,900,030) 194,910,714
Total Investments — 105.8%
(Cost $194,900,030) 194,910,714
Liabilities in excess of other assets — (5.8%) (10,696,556)
Net Assets — 100.0% $ 184,214,158
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $18,119,315.
(c) The rate shown was the current yield as of November 30, 2023.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 10,684
Aggregate gross unrealized depreciation (11,801,616)
Net unrealized depreciation $ (11,790,932)
Federal income tax cost $ 194,900,030
Futures Contracts Sold
Short Dow30
SM
had the following open short futures contracts as of November 30, 2023:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
DJIA CBOT E-Mini Index 38 12/15/2023 U.S. Dollar $ 6,841,900 $ (224,590)

See accompanying notes to the financial statements.
SHORT DOW30
(
SM
)
:: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
6
DOG
::
Swap Agreements
a
Short Dow30
SM
had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
(18,334,954) 3/6/2025
Bank of
America NA (5.78)%
Dow Jones
Industrial
Average
SM
(1,127,753) 744,753 383,000 —
(16,070,048) 11/6/2025
Barclays
Capital (5.53)%
Dow Jones
Industrial
Average
SM
(861,141) 513,905 320,000 (27,236)
(33,398,377) 2/11/2025
BNP Paribas
SA (5.63)%
Dow Jones
Industrial
Average
SM
(1,375,169) 1,375,169 — —
(37,245,122) 3/6/2025 Citibank NA (5.63)%
Dow Jones
Industrial
Average
SM
(2,280,783) 2,280,783 — —
(20,384,155) 11/7/2024
Goldman Sachs
International (5.68)%
Dow Jones
Industrial
Average
SM
(1,262,056) 1,262,056 — —
(29,299,975) 11/14/2024
Societe
Generale (5.63)%
Dow Jones
Industrial
Average
SM
(2,322,398) 2,322,398 — —
(22,609,586) 11/7/2024 UBS AG (5.18)%
Dow Jones
Industrial
Average
SM
(2,347,726) 2,295,726 52,000 —
(177,342,217) (11,577,026)
Total Unrealized
Depreciation
(11,577,026)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2023
(
UNAUDITED
)
:: SHORT FINANCIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
7
SEF
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 99.3%
Repurchase Agreements (a) — 99.3%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $20,765,352
(Cost $20,762,298) $ 20,762,298 $ 20,762,298
Total Investments — 99.3%
(Cost $20,762,298) 20,762,298
Other assets less liabilities — 0.7% 139,536
Net Assets — 100.0% $ 20,901,834
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (4,984,704)
Net unrealized depreciation $ (4,984,704)
Federal income tax cost $ 20,762,298
Swap Agreements
a
Short Financials had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
(4,634,302) 3/6/2025
Bank of
America NA (5.43)%
S&P Financial
Select Sector Index
f
(631,964) — 590,000 (41,964)
(3,538,584) 3/6/2025
BNP Paribas
SA (5.53)%
S&P Financial
Select Sector Index
f
(1,569,255) — 1,321,000 (248,255)
(216,585) 4/7/2025 Citibank NA (5.28)%
S&P Financial
Select Sector Index
f
(13,014) — 13,014 —
(683,721) 3/6/2025
Goldman Sachs
International (5.43)%
S&P Financial
Select Sector Index
f
(32,777) — 32,777 —
(5,583,570) 3/6/2025
Societe
Generale (5.63)%
S&P Financial
Select Sector Index
f
(1,327,796) — 1,327,796 —
(6,244,353) 3/6/2025 UBS AG (5.43)%
S&P Financial
Select Sector Index
f
(1,409,898) — 1,409,898 —
(20,901,115) (4,984,704)
Total Unrealized
Depreciation
(4,984,704)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Summary Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

SHORT FTSE CHINA 50 :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
8
YXI
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 66.0%
Repurchase Agreements (a) — 66.0%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $5,583,820
(Cost $5,582,998) $ 5,582,998 $ 5,582,998
Total Investments — 66.0%
(Cost $5,582,998) 5,582,998
Other assets less liabilities — 34.0% 2,875,214
Net Assets — 100.0% $ 8,458,212
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 764,406
Aggregate gross unrealized depreciation (12,690)
Net unrealized appreciation $ 751,716
Federal income tax cost $ 5,582,998
Swap Agreements
a,f
Short FTSE China 50 had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
(1,641,023) 11/14/2024
Bank of
America NA (3.83)%
iShares
®
China
Large-Cap ETF 277,419 (274,567) (2,852) —
(1,264,355) 11/14/2024 Citibank NA (2.58)%
iShares
®
China
Large-Cap ETF 188,247 — — 188,247
(1,348,829) 3/6/2025
Goldman Sachs
International (4.83)%
iShares
®
China
Large-Cap ETF (12,690) — 12,690 —
(835,910) 11/14/2024
Societe
Generale (3.88)%
iShares
®
China
Large-Cap ETF 22,464 — — 22,464
(3,379,526) 11/14/2024 UBS AG (3.58)%
iShares
®
China
Large-Cap ETF 276,276 (265,376) — 10,900
(8,469,643) 751,716
Total Unrealized
Appreciation
764,406
Total Unrealized
Depreciation
(12,690)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

NOVEMBER 30, 2023
(
UNAUDITED
)
:: SHORT HIGH YIELD
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
9
SJB
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 94.7%
Repurchase Agreements (a) — 53.8%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $97,134,291
(Cost $97,120,007) $ 97,120,007 $ 97,120,007
U.S. Treasury Obligations (b) — 40.9%
U.S. Treasury Bills
5.44%, 3/21/2024 (c)
(Cost $73,776,688)
75,000,000 73,791,430
Total Short-Term Investments
(Cost $170,896,695) 170,911,437
Total Investments — 94.7%
(Cost $170,896,695) 170,911,437
Other assets less liabilities — 5.3% 9,634,184
Net Assets — 100.0% $ 180,545,621
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $8,314,133.
(c) The rate shown was the current yield as of November 30, 2023.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 14,742
Aggregate gross unrealized depreciation (9,369,547)
Net unrealized depreciation $ (9,354,805)
Federal income tax cost $ 170,896,695
Swap Agreements
a,f
Short High Yield had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
(6,181,408) 3/7/2024
BNP Paribas
SA (2.33)%
iShares
®
iBoxx
$ High Yield
Corporate Bond
ETF (2,259,888) 273,517 1,920,000 (66,371)
(162,316,428) 3/6/2025 Citibank NA (2.58)%
iShares
®
iBoxx
$ High Yield
Corporate Bond
ETF (6,250,206) — 6,250,206 —
(7,052,826) 11/7/2024
Goldman Sachs
International (1.08)%
iShares
®
iBoxx
$ High Yield
Corporate Bond
ETF (254,470) — 254,470 —
(5,650,908) 3/6/2024 UBS AG (2.33)%
iShares
®
iBoxx
$ High Yield
Corporate Bond
ETF (604,983) — 604,983 —
(181,201,570) (9,369,547)
Total Unrealized
Depreciation
(9,369,547)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the
Fund’s underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

SHORT MIDCAP400 :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
10
MYY
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 93.1%
Repurchase Agreements (a) — 93.1%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $9,796,039
(Cost $9,794,598) $ 9,794,598 $ 9,794,598
Total Investments — 93.1%
(Cost $9,794,598) 9,794,598
Other assets less liabilities — 6.9% 726,950
Net Assets — 100.0% $ 10,521,548
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 291,188
Aggregate gross unrealized depreciation (833,160)
Net unrealized depreciation $ (541,972)
Federal income tax cost $ 9,794,598
Futures Contracts Sold
Short MidCap400 had the following open short futures contracts as of November 30, 2023:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
S&P Midcap 400 E-Mini Index 3 12/15/2023 U.S. Dollar $ 770,280 $ 9,684
Swap Agreements
a
Short MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
(2,235,477) 2/11/2025
Bank of
America NA (5.68)% S&P MidCap 400
®
(533,914) — 533,914 —
(1,417,682) 2/11/2025
BNP Paribas
SA (5.48)% S&P MidCap 400
®
(182,494) — 36,000 (146,494)
(1,635,590) 3/6/2025 Citibank NA (5.53)% S&P MidCap 400
®
(110,200) — 92,000 (18,200)
(1,912,460) 3/6/2024
Morgan
Stanley & Co.
International plc (5.13)% S&P MidCap 400
®
(6,552) — 6,552 —
(2,548,238) 11/14/2024
Societe
Generale (5.31)% S&P MidCap 400
®
281,504 (281,504) — —
(9,749,447) (551,656)
Total Unrealized
Appreciation
281,504
Total Unrealized
Depreciation
(833,160)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2023
(
UNAUDITED
)
:: SHORT MSCI EAFE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
11
EFZ
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 96.1%
Repurchase Agreements (a) — 96.1%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $48,729,047
(Cost $48,721,880) $ 48,721,880 $ 48,721,880
Total Investments — 96.1%
(Cost $48,721,880) 48,721,880
Other assets less liabilities — 3.9% 1,970,114
Net Assets — 100.0% $ 50,691,994
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 121,284
Aggregate gross unrealized depreciation (3,960,198)
Net unrealized depreciation $ (3,838,914)
Federal income tax cost $ 48,721,880
Swap Agreements
a,f
Short MSCI EAFE had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
(15,048,062) 11/14/2024 Citibank NA (4.93)%
iShares
®
MSCI
EAFE ETF 121,284 (86,811) — 34,473
(14,462,765) 3/6/2025
Goldman Sachs
International (5.38)%
iShares
®
MSCI
EAFE ETF (1,019,552) — 1,019,552 —
(7,331,759) 11/14/2024
Societe
Generale (4.73)%
iShares
®
MSCI
EAFE ETF (1,557,970) — 1,533,264 (24,706)
(13,984,914) 3/6/2025 UBS AG (4.93)%
iShares
®
MSCI
EAFE ETF (1,382,676) — 1,382,676 —
(50,827,500) (3,838,914)
Total Unrealized
Appreciation
121,284
Total Unrealized
Depreciation
(3,960,198)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

SHORT MSCI EMERGING MARKETS :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
12
EUM
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 96.4%
Repurchase Agreements (a) — 96.4%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $23,606,171
(Cost $23,602,699) $ 23,602,699 $ 23,602,699
Total Investments — 96.4%
(Cost $23,602,699) 23,602,699
Other assets less liabilities — 3.6% 886,441
Net Assets — 100.0% $ 24,489,140
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 336,300
Aggregate gross unrealized depreciation (2,271,330)
Net unrealized depreciation $ (1,935,030)
Federal income tax cost $ 23,602,699
Swap Agreements
a,f
Short MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
(6,955,960) 3/6/2025
Bank of
America NA (4.53)%
iShares
®
MSCI
Emerging Markets
ETF 206,834 (204,014) (2,820) —
(3,615,927) 11/14/2024 Citibank NA (4.78)%
iShares
®
MSCI
Emerging Markets
ETF 36,566 (24,885) — 11,681
(4,907,474) 4/10/2024
Goldman Sachs
International (4.83)%
iShares
®
MSCI
Emerging Markets
ETF 83,929 (83,929) — —
(471,950) 11/14/2024
Morgan
Stanley & Co.
International plc (4.78)%
iShares
®
MSCI
Emerging Markets
ETF 8,971 — — 8,971
(3,401,679) 11/14/2024
Societe
Generale (3.83)%
iShares
®
MSCI
Emerging Markets
ETF (568,647) — 568,647 —
(5,186,399) 4/10/2024 UBS AG (4.23)%
iShares
®
MSCI
Emerging Markets
ETF (1,702,683) — 1,702,683 —
(24,539,389) (1,935,030)
Total Unrealized
Appreciation
336,300
Total Unrealized
Depreciation
(2,271,330)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

NOVEMBER 30, 2023
(
UNAUDITED
)
:: SHORT QQQ
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
13
PSQ
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 100.2%
Repurchase Agreements (a) — 15.4%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%,
dated 11/30/2023, due
12/1/2023, total to be received
$125,272,196
(Cost $125,253,773) $ 125,253,773 $ 125,253,773
U.S. Treasury Obligations (b) — 84.8%
U.S. Treasury Bills
5.39%, 12/5/2023 (c) 35,000,000 34,979,517
5.36%, 12/7/2023 (c) 35,000,000 34,969,250
5.38%, 12/12/2023 (c) 25,000,000 24,959,773
5.31%, 12/14/2023 (c) 50,000,000 49,905,268
5.35%, 1/4/2024 (c) 35,000,000 34,825,902
5.41%, 1/9/2024 (c) 50,000,000 49,714,722
5.37%, 1/11/2024 (c) 75,000,000 74,549,855
5.37%, 1/18/2024 (c) 50,000,000 49,649,722
5.38%, 2/8/2024 (c) 50,000,000 49,498,313
5.46%, 2/13/2024 (c) 40,000,000 39,568,594
5.31%, 2/15/2024 (c) 25,000,000 24,723,480
5.42%, 3/14/2024 (c) 50,000,000 49,246,722
5.44%, 3/21/2024 (c) 75,000,000 73,791,430
5.46%, 3/28/2024 (c) 75,000,000 73,719,208
5.31%, 5/2/2024 (c) 25,000,000 24,452,069
Total U.S. Treasury Obligations
(Cost $688,480,248) 688,553,825
Total Short-Term Investments
(Cost $813,734,021) 813,807,598
Total Investments — 100.2%
(Cost $813,734,021) 813,807,598
Liabilities in excess of other assets — (0.2%) (1,453,280)
Net Assets — 100.0% $ 812,354,318
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $168,005,388.
(c) The rate shown was the current yield as of November 30, 2023.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 910,416
Aggregate gross unrealized depreciation (146,408,975)
Net unrealized depreciation $ (145,498,559)
Federal income tax cost $ 813,734,021
Futures Contracts Sold
Short QQQ had the following open short futures contracts as of November 30, 2023:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
Nasdaq 100 E-Mini Index 90 12/15/2023 U.S. Dollar $ 28,773,900 $ (913,598)

See accompanying notes to the financial statements.
SHORT QQQ :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
14
PSQ
::
Swap Agreements
a
Short QQQ had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
(64,652,665) 3/6/2025
Bank of
America NA (5.68)% Nasdaq-100 Index
®
(15,181,670) 13,210,670 1,971,000 —
(45,276,003) 11/6/2025
Barclays
Capital (5.53)% Nasdaq-100 Index
®
(2,302,459) 2,011,459 291,000 —
(149,925,926) 11/6/2025
BNP Paribas
SA (5.68)% Nasdaq-100 Index
®
(3,690,205) 3,329,205 361,000 —
(63,137,617) 11/6/2025 Citibank NA (5.68)% Nasdaq-100 Index
®
(4,445,374) 3,465,374 980,000 —
(129,943,245) 11/7/2024
Goldman Sachs
International (5.68)% Nasdaq-100 Index
®
(22,627,760) 20,547,760 2,080,000 —
(71,111,552) 11/6/2024
J.P. Morgan
Securities (5.48)% Nasdaq-100 Index
®
(2,730,527) 2,060,527 670,000 —
(89,387,811) 4/10/2025
Morgan
Stanley & Co.
International plc (5.13)% Nasdaq-100 Index
®
836,365 (615,178) (29,901) 191,286
(95,463,950) 11/14/2024
Societe
Generale (5.98)% Nasdaq-100 Index
®
(55,092,764) 53,093,764 1,999,000 —
(74,647,642) 11/7/2024 UBS AG (5.48)% Nasdaq-100 Index
®
(39,424,144) 36,803,212 2,620,932 —
(783,546,411) (144,658,538)
Total Unrealized
Appreciation
836,365
Total Unrealized
Depreciation
(145,494,903)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2023
(
UNAUDITED
)
:: SHORT REAL ESTATE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
15
REK
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 96.1%
Repurchase Agreements (a) — 96.1%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $34,332,224
(Cost $34,327,176) $ 34,327,176 $ 34,327,176
Total Investments — 96.1%
(Cost $34,327,176) 34,327,176
Other assets less liabilities — 3.9% 1,388,607
Net Assets — 100.0% $ 35,715,783
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 230,603
Aggregate gross unrealized depreciation (2,831,386)
Net unrealized depreciation $ (2,600,783)
Federal income tax cost $ 34,327,176
Swap Agreements
a
Short Real Estate had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
(9,232,279) 3/6/2025
Bank of
America NA (5.68)%
S&P Real Estate
Select Sector index
f
230,603 (218,627) (11,976) —
(9,873,169) 3/6/2025
BNP Paribas
SA (5.53)%
S&P Real Estate
Select Sector index
f
(1,675,506) — 1,675,506 —
(2,105,000) 4/7/2025 Citibank NA (5.23)%
S&P Real Estate
Select Sector index
f
(22,428) — 22,428 —
(1,909,360) 3/6/2025
Goldman Sachs
International (5.43)%
S&P Real Estate
Select Sector index
f
(467,792) — 467,792 —
(9,468,762) 3/6/2025
Societe
Generale (5.58)%
S&P Real Estate
Select Sector index
f
(588,812) — 588,812 —
(3,126,048) 3/6/2025 UBS AG (4.98)%
S&P Real Estate
Select Sector index
f
(76,848) — 76,848 —
(35,714,618) (2,600,783)
Total Unrealized
Appreciation
230,603
Total Unrealized
Depreciation
(2,831,386)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Real Estate for the components of the underlying reference instrument and their relative weightings.

SHORT RUSSELL2000 :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
16
RWM
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 102.1%
Repurchase Agreements (a) — 39.2%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%,
dated 11/30/2023, due
12/1/2023, total to be received
$113,945,477
(Cost $113,928,720) $ 113,928,720 $ 113,928,720
U.S. Treasury Obligations (b) — 62.9%
U.S. Treasury Bills
5.31%, 12/14/2023 (c) 35,000,000 34,933,688
5.32%, 2/6/2024 (c) 25,000,000 24,755,768
5.44%, 3/21/2024 (c) 100,000,000 98,388,573
5.39%, 5/9/2024 (c) 25,000,000 24,426,370
Total U.S. Treasury Obligations
(Cost $182,474,656) 182,504,399
Total Short-Term Investments
(Cost $296,403,376) 296,433,119
Total Investments — 102.1%
(Cost $296,403,376) 296,433,119
Liabilities in excess of other assets — (2.1%) (5,995,304)
Net Assets — 100.0% $ 290,437,815
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $30,717,325.
(c) The rate shown was the current yield as of November 30, 2023.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 4,743,878
Aggregate gross unrealized depreciation (10,395,763)
Net unrealized depreciation $ (5,651,885)
Federal income tax cost $ 296,403,376
Futures Contracts Sold
Short Russell2000 had the following open short futures contracts as of November 30, 2023:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
Russell 2000 E-Mini Index 89 12/15/2023 U.S. Dollar $ 8,064,290 $ 241,879
Swap Agreements
a
Short Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
(39,861,756) 3/6/2024
Bank of
America NA (4.98)% Russell 2000
®
Index (2,612,117) 2,524,117 88,000 —
(35,625,031) 11/6/2025
Barclays
Capital (5.43)% Russell 2000
®
Index (2,384,456) 2,373,456 11,000 —
(43,716,777) 2/11/2025
BNP Paribas
SA (5.18)% Russell 2000
®
Index (4,218,274) 4,023,274 195,000 —
(37,441,287) 3/6/2025 Citibank NA (5.14)% Russell 2000
®
Index (1,180,916) 1,180,916 — —
(43,131,436) 11/7/2024
Goldman Sachs
International (5.33)% Russell 2000
®
Index 3,042,706 (3,042,706) — —
(32,638,339) 3/6/2024
Morgan
Stanley & Co.
International plc (5.03)% Russell 2000
®
Index 307,304 (292,497) (14,807) —
(20,745,841) 11/14/2024
Societe
Generale (5.18)% Russell 2000
®
Index 255,484 (255,484) — —
(29,202,397) 11/7/2024 UBS AG (4.83)% Russell 2000
®
Index 866,762 (866,762) — —
(282,362,864) (5,923,507)
Total Unrealized
Appreciation
4,472,256
Total Unrealized
Depreciation
(10,395,763)

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: SHORT RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
17
RWM
::
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

SHORT S&P500
®
:: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
18
SH
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 92.1%
Repurchase Agreements (a) — 9.4%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%,
dated 11/30/2023, due
12/1/2023, total to be received
$172,245,337
(Cost $172,220,006) $ 172,220,006 $ 172,220,006
U.S. Treasury Obligations (b) — 82.7%
U.S. Treasury Bills
5.38%, 12/12/2023 (c) 35,000,000 34,943,683
5.31%, 12/14/2023 (c) 35,000,000 34,933,688
5.35%, 1/4/2024 (c) 35,000,000 34,825,902
5.41%, 1/9/2024 (c) 50,000,000 49,714,722
5.37%, 1/11/2024 (c) 100,000,000 99,399,806
5.30%, 1/16/2024 (c) 50,000,000 49,663,146
5.37%, 1/18/2024 (c) 75,000,000 74,474,583
5.30%, 1/23/2024 (c) 50,000,000 49,612,529
5.33%, 1/25/2024 (c) 50,000,000 49,596,794
5.37%, 2/1/2024 (c) 75,000,000 74,321,390
5.32%, 2/6/2024 (c) 50,000,000 49,511,536
5.38%, 2/8/2024 (c) 100,000,000 98,996,625
5.46%, 2/13/2024 (c) 75,000,000 74,191,113
5.31%, 2/15/2024 (c) 50,000,000 49,446,959
5.43%, 2/22/2024 (c) 50,000,000 49,395,541
5.35%, 3/5/2024 (c) 75,000,000 73,963,874
5.42%, 3/14/2024 (c) 150,000,000 147,740,166
5.44%, 3/21/2024 (c) 1,000,000 983,886
5.46%, 3/28/2024 (c) 100,000,000 98,292,278
5.29%, 4/11/2024 (c) 75,000,000 73,568,808
5.37%, 4/18/2024 (c) 100,000,000 97,999,751
5.32%, 4/25/2024 (c) 50,000,000 48,952,991
5.31%, 5/2/2024 (c) 50,000,000 48,904,137
5.39%, 5/9/2024 (c) 50,000,000 48,852,741
Total U.S. Treasury Obligations
(Cost $1,512,137,696) 1,512,286,649
Total Short-Term Investments
(Cost $1,684,357,702) 1,684,506,655
Total Investments — 92.1%
(Cost $1,684,357,702) 1,684,506,655
Other assets less liabilities — 7.9% 143,880,003
Net Assets — 100.0% $ 1,828,386,658
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $260,241,167.
(c) The rate shown was the current yield as of November 30, 2023.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 4,110,497
Aggregate gross unrealized depreciation (173,467,915)
Net unrealized depreciation $ (169,357,418)
Federal income tax cost $ 1,684,357,702
Futures Contracts Sold
Short S&P500
®
had the following open short futures contracts as of November 30, 2023:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
S&P 500 E-Mini Index 386 12/15/2023 U.S. Dollar $ 88,331,275 $ (1,954,720)

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: SHORT S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
19
SH
::
Swap Agreements
a
Short S&P500
®
had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
(165,336,089) 3/6/2025
Bank of
America NA (5.63)% S&P 500
®
(2,143,269) 2,143,269 — —
(435,361,586) 2/11/2025
BNP Paribas
SA (5.63)% S&P 500
®
(25,269,300) 24,259,300 1,010,000 —
(242,486,231) 3/6/2025 Citibank NA (5.58)% S&P 500
®
(27,402,100) 27,252,100 150,000 —
(193,587,932) 11/7/2024
Goldman Sachs
International (5.68)% S&P 500
®
(43,712,008) 43,012,008 700,000 —
(229,563,924) 11/6/2024
J.P. Morgan
Securities (5.48)% S&P 500
®
(10,236,589) 6,748,589 3,488,000 —
(149,906,060) 4/10/2025
Morgan
Stanley & Co.
International plc (5.13)% S&P 500
®
3,953,780 (3,928,362) (25,418) —
(155,286,929) 11/14/2024
Societe
Generale (5.68)% S&P 500
®
(35,294,106) 31,746,851 3,547,255 —
(168,545,918) 11/7/2024 UBS AG (5.48)% S&P 500
®
(27,448,059) 27,448,059 — —
(1,740,074,669) (167,551,651)
Total Unrealized
Appreciation
3,953,780
Total Unrealized
Depreciation
(171,505,431)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

SHORT SMALLCAP600 :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
20
SBB
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 90.4%
Repurchase Agreements (a) — 90.4%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $10,488,891
(Cost $10,487,348) $ 10,487,348 $ 10,487,348
Total Investments — 90.4%
(Cost $10,487,348) 10,487,348
Other assets less liabilities — 9.6% 1,114,154
Net Assets — 100.0% $ 11,601,502
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,745
Aggregate gross unrealized depreciation (1,337,770)
Net unrealized depreciation $ (1,336,025)
Federal income tax cost $ 10,487,348
Swap Agreements
a
Short SmallCap600 had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
(3,177,171) 3/6/2024
Bank of
America NA (5.53)% S&P SmallCap 600
®
(282,294) — 282,294 —
(4,013,023) 3/6/2025 Citibank NA (5.48)% S&P SmallCap 600
®
(230,092) — 230,092 —
(1,316,993) 3/6/2024
Morgan
Stanley & Co.
International plc (4.98)% S&P SmallCap 600
®
1,745 — — 1,745
(1,055,935) 11/14/2024
Societe
Generale (5.18)% S&P SmallCap 600
®
(790,895) — 790,895 —
(2,036,948) 3/6/2024 UBS AG (5.18)% S&P SmallCap 600
®
(34,489) — 34,489 —
(11,600,070) (1,336,025)
Total Unrealized
Appreciation
1,745
Total Unrealized
Depreciation
(1,337,770)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA 7-10 YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
21
UST
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 95.9%
Repurchase Agreements (a) — 95.9%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $14,973,450
(Cost $14,971,245) $ 14,971,245 $ 14,971,245
Total Investments — 95.9%
(Cost $14,971,245) 14,971,245
Other assets less liabilities — 4.1% 639,565
Net Assets — 100.0% $ 15,610,810
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 156,726
Aggregate gross unrealized depreciation (666,603)
Net unrealized depreciation $ (509,877)
Federal income tax cost $ 14,971,245
Futures Contracts Purchased
Ultra 7-10 Year Treasury had the following open long futures contracts as of November 30, 2023:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
U.S. Treasury 10 Year Note 3 3/19/2024 U.S. Dollar $ 329,672 $ 1,448
Swap Agreements
a
Ultra 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
8,027,024 11/6/2024
Bank of
America NA 4.84%
ICE U.S. Treasury
7-10 Year Bond
Index (348,211) — 310,000 (38,211)
13,930,461 11/6/2024 Citibank NA 5.18%
ICE U.S. Treasury
7-10 Year Bond
Index 155,278 — — 155,278
9,001,111 11/6/2024
Goldman Sachs
International 5.11%
ICE U.S. Treasury
7-10 Year Bond
Index (318,392) — 318,392 —
30,958,596 (511,325)
Total Unrealized
Appreciation
155,278
Total Unrealized
Depreciation
(666,603)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRA 20+ YEAR TREASURY :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
22
UBT
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 100.7%
Repurchase Agreements (a) — 100.7%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $76,387,529
(Cost $76,376,295) $ 76,376,295 $ 76,376,295
Total Investments — 100.7%
(Cost $76,376,295) 76,376,295
Liabilities in excess of other assets — (0.7%) (532,985)
Net Assets — 100.0% $ 75,843,310
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,472,175
Aggregate gross unrealized depreciation (10,801,006)
Net unrealized depreciation $ (9,328,831)
Federal income tax cost $ 76,376,295
Futures Contracts Purchased
Ultra 20+ Year Treasury had the following open long futures contracts as of November 30, 2023:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
U.S. Treasury Long Bond 17 3/19/2024 U.S. Dollar $ 1,983,156 $ 7,937
Swap Agreements
a
Ultra 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
43,117,594 11/6/2024
Bank of
America NA 5.03%
ICE U.S. Treasury
20+ Year Bond
Index (3,467,313) — 3,360,000 (107,313)
41,362,377 11/6/2024 Citibank NA 5.25%
ICE U.S. Treasury
20+ Year Bond
Index 1,464,238 (1,464,238) — —
38,041,717 11/6/2024
Goldman Sachs
International 4.91%
ICE U.S. Treasury
20+ Year Bond
Index (3,601,535) — 3,500,000 (101,535)
27,526,126 11/6/2024
Societe
Generale 5.47%
ICE U.S. Treasury
20+ Year Bond
Index (3,732,158) — 3,732,158 —
150,047,814 (9,336,768)
Total Unrealized
Appreciation
1,464,238
Total Unrealized
Depreciation
(10,801,006)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA COMMUNICATION SERVICES
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
23
LTL
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 92.3%
Diversified Telecommunication Services — 9.6%
AT&T, Inc. 5,441 $ 90,157
Verizon Communications, Inc. 2,342 89,769
179,926
Entertainment — 19.1%
Electronic Arts, Inc. 489 67,487
Live Nation Entertainment, Inc.* 281 23,666
Netflix, Inc.* 177 83,893
Take-Two Interactive Software,
Inc.* 313 49,516
Walt Disney Co. (The)* 961 89,075
Warner Bros Discovery, Inc.* 4,396 45,938
359,575
Interactive Media & Services — 45.1%
Alphabet, Inc., Class
a
A * 1,582 209,662
Alphabet, Inc., Class
a
C * 1,346 180,256
Match Group, Inc.* 552 17,874
Meta Platforms, Inc., Class
a
A * 1,344 439,691
847,483
Media — 13.9%
Charter Communications, Inc.,
Class
a
A * 186 74,424
Comcast Corp., Class
a
A 1,740 72,889
Fox Corp., Class
a
A 502 14,829
Fox Corp., Class
a
B 261 7,219
Interpublic Group of Cos., Inc.
(The) 764 23,486
News Corp., Class
a
A 755 16,640
News Corp., Class
a
B 229 5,276
Omnicom Group, Inc. 392 31,607
Paramount Global, Class
a
B 956 13,738
260,108
Wireless Telecommunication Services — 4.6%
T-Mobile US, Inc. 569 85,606
Total Common Stocks
(Cost $1,624,327)
1,732,698
Principal
Amount
Short-Term Investments — 4.7%
Repurchase Agreements (a) — 4.7%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $87,629
(Cost $87,616) $ 87,616 87,616
Total Investments — 97.0%
(Cost $1,711,943) 1,820,314
Other assets less liabilities — 3.0% 57,035
Net Assets — 100.0% $ 1,877,349
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 123,205
Aggregate gross unrealized depreciation (16,102)
Net unrealized appreciation $ 107,103
Federal income tax cost $ 1,715,228

See accompanying notes to the financial statements.
ULTRA COMMUNICATION SERVICES :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
24
LTL
::
Swap Agreements
a
Ultra Communication Services had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
339,070 5/6/2025
Bank of
America NA 5.63%
S&P
Communication
Services Select
Sector Index
f
2,293 — — 2,293
1,242,650 3/6/2025
BNP Paribas
SA 5.88%
S&P
Communication
Services Select
Sector Index
f
(7,301) — — (7,301)
82,309 3/6/2025
Goldman Sachs
International 5.93%
S&P
Communication
Services Select
Sector Index
f
735 — — 735
263,681 5/6/2025
Societe
Generale 5.98%
S&P
Communication
Services Select
Sector Index
f
4,074 — — 4,074
95,421 5/6/2025 UBS AG 5.68%
S&P
Communication
Services Select
Sector Index
f
2,216 — — 2,216
2,023,131 2,017
Total Unrealized
Appreciation
9,318
Total Unrealized
Depreciation
(7,301)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA CONSUMER DISCRETIONARY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
25
UCC
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 80.3%
Automobile Components — 0.8%
Aptiv plc* 962 $ 79,692
BorgWarner, Inc. 799 26,918
106,610
Automobiles — 16.6%
Ford Motor Co. 13,367 137,145
General Motors Co. 4,678 147,825
Tesla, Inc.* 8,282 1,988,343
2,273,313
Broadline Retail — 20.1%
Amazon.com, Inc.* 18,034 2,634,587
eBay, Inc. 1,809 74,187
Etsy, Inc.* 418 31,689
2,740,463
Distributors — 1.1%
Genuine Parts Co. 477 63,336
LKQ Corp. 910 40,522
Pool Corp. 133 46,194
150,052
Hotels, Restaurants & Leisure — 18.9%
Airbnb, Inc., Class
a
A * 1,450 183,193
Booking Holdings, Inc.* 121 378,210
Caesars Entertainment, Inc.* 732 32,735
Carnival Corp.* 3,425 51,581
Chipotle Mexican Grill, Inc.,
Class
a
A* 94 207,012
Darden Restaurants, Inc. 411 64,309
Domino's Pizza, Inc. 119 46,754
Expedia Group, Inc.* 469 63,868
Hilton Worldwide Holdings, Inc. 889 148,925
Las Vegas Sands Corp. 1,254 57,835
Marriott International, Inc.,
Class
a
A 852 172,700
McDonald's Corp. 1,747 492,375
MGM Resorts International 954 37,626
Norwegian Cruise Line Holdings
Ltd.* 1,446 22,080
Royal Caribbean Cruises Ltd.* 801 86,075
Starbucks Corp. 3,894 386,674
Wynn Resorts Ltd. 329 27,774
Yum! Brands, Inc. 953 119,649
2,579,375
Household Durables — 3.5%
DR Horton, Inc. 1,035 132,139
Garmin Ltd. 521 63,687
Lennar Corp., Class
a
A 859 109,883
Mohawk Industries, Inc.* 180 15,896
NVR, Inc.* 11 67,709
PulteGroup, Inc. 746 65,961
Whirlpool Corp. 186 20,256
475,531
Investments Shares Value
Common Stocks (continued)
Leisure Products — 0.1%
Hasbro, Inc. 443 $ 20,560
Specialty Retail — 14.4%
AutoZone, Inc.* 62 161,816
Bath & Body Works, Inc. 778 25,378
Best Buy Co., Inc. 660 46,820
CarMax, Inc.* 538 34,400
Home Depot, Inc. (The) 1,484 465,219
Lowe's Cos., Inc. 1,992 396,069
O'Reilly Automotive, Inc.* 205 201,388
Ross Stores, Inc. 1,158 150,980
TJX Cos., Inc. (The) 3,907 344,246
Tractor Supply Co. 370 75,114
Ulta Beauty, Inc.* 169 71,992
1,973,422
Textiles, Apparel & Luxury Goods — 4.8%
Lululemon Athletica, Inc.* 310 138,508
NIKE, Inc., Class
a
B 4,165 459,275
Ralph Lauren Corp., Class
a
A 137 17,725
Tapestry, Inc. 788 24,956
VF Corp. 1,124 18,804
659,268
Total Common Stocks
(Cost $11,272,911)
10,978,594
Principal
Amount
Short-Term Investments — 9.1%
Repurchase Agreements (a) — 9.1%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $1,239,945
(Cost $1,239,762) $ 1,239,762 1,239,762
Total Investments — 89.4%
(Cost $12,512,673) 12,218,356
Other assets less liabilities — 10.6% 1,447,503
Net Assets — 100.0% $ 13,665,859

See accompanying notes to the financial statements.
ULTRA CONSUMER DISCRETIONARY :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
26
UCC
::
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 931,746
Aggregate gross unrealized depreciation (971,459)
Net unrealized depreciation $ (39,713)
Federal income tax cost $ 12,604,599
Swap Agreements
a
Ultra Consumer Discretionary had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
8,634,036 5/6/2025
BNP Paribas
SA 5.83%
S&P Consumer
Discretionary Select
Sector Index
f
(211,483) — 211,483 —
1,869,488 3/6/2025
Goldman Sachs
International 5.93%
S&P Consumer
Discretionary Select
Sector Index
f
27,886 — — 27,886
3,926,265 3/6/2025
Societe
Generale 6.08%
S&P Consumer
Discretionary Select
Sector Index
f
(14,741) — 14,741 —
1,910,351 3/6/2025 UBS AG 5.68%
S&P Consumer
Discretionary Select
Sector Index
f
544,868 (523,731) — 21,137
16,340,140 346,530
Total Unrealized
Appreciation
572,754
Total Unrealized
Depreciation
(226,224)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA CONSUMER STAPLES
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
27
UGE
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 77.9%
Beverages — 16.1%
Brown-Forman Corp., Class
a
B 361 $ 21,205
Coca-Cola Co. (The) 3,230 188,761
Constellation Brands, Inc.,
Class
a
A 318 76,476
Keurig Dr Pepper, Inc. 1,986 62,698
Molson Coors Beverage Co.,
Class
a
B 366 22,524
Monster Beverage Corp.* 1,468 80,960
PepsiCo, Inc. 2,356 396,491
849,115
Consumer Staples Distribution & Retail — 23.0%
Costco Wholesale Corp. 759 449,890
Dollar General Corp. 433 56,775
Dollar Tree, Inc.* 413 51,043
Kroger Co. (The) 1,304 57,728
Sysco Corp. 997 71,953
Target Corp. 911 121,901
Walgreens Boots Alliance, Inc. 1,415 28,215
Walmart, Inc. 2,443 380,351
1,217,856
Food Products — 12.9%
Archer-Daniels-Midland Co. 1,058 78,006
Bunge Global SA 297 32,631
Campbell Soup Co. 388 15,590
Conagra Brands, Inc. 943 26,677
General Mills, Inc. 1,155 73,527
Hershey Co. (The) 296 55,624
Hormel Foods Corp. 572 17,498
J M Smucker Co. (The) 209 22,934
Kellanova 520 27,321
Kraft Heinz Co. (The) 1,576 55,333
Lamb Weston Holdings, Inc. 288 28,809
McCormick & Co., Inc.
(Non-Voting) 496 32,156
Mondelez International, Inc.,
Class
a
A 2,686 190,867
Tyson Foods, Inc., Class
a
A 564 26,418
683,391
Household Products — 17.2%
Church & Dwight Co., Inc. 486 46,962
Clorox Co. (The) 244 34,977
Colgate-Palmolive Co. 1,632 128,553
Kimberly-Clark Corp. 668 82,652
Procter & Gamble Co. (The) 4,035 619,453
912,597
Personal Care Products — 2.4%
Estee Lauder Cos., Inc. (The),
Class
a
A 458 58,482
Kenvue , Inc. 3,403 69,557
128,039
Tobacco — 6.3%
Altria Group, Inc. 3,504 147,308
Investments Shares Value
Common Stocks (continued)
Philip Morris International, Inc. 2,011 $ 187,747
335,055
Total Common Stocks
(Cost $4,427,852)
4,126,053
Principal
Amount
Short-Term Investments — 10.5%
Repurchase Agreements (a) — 10.5%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $557,486
(Cost $557,406) $ 557,406 557,406
Total Investments — 88.4%
(Cost $4,985,258) 4,683,459
Other assets less liabilities — 11.6% 616,089
Net Assets — 100.0% $ 5,299,548
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 178,249
Aggregate gross unrealized depreciation (1,035,066)
Net unrealized depreciation $ (856,817)
Federal income tax cost $ 4,998,160

See accompanying notes to the financial statements.
ULTRA CONSUMER STAPLES :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
28
UGE
::
Swap Agreements
a
Ultra Consumer Staples had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
4,616,415 3/6/2025
Bank of
America NA 5.58%
S&P Consumer
Staples Select
Sector Index
f
(378,450) — 378,450 —
185,281 3/6/2025
Goldman Sachs
International 5.93%
S&P Consumer
Staples Select
Sector Index
f
(12,346) — 12,346 —
1,077,613 3/6/2025
Societe
Generale 6.08%
S&P Consumer
Staples Select
Sector Index
f
(142,498) — 125,653 (16,845)
575,011 3/6/2025 UBS AG 5.68%
S&P Consumer
Staples Select
Sector Index
f
(8,822) — 8,822 —
6,454,320 (542,116)
Total Unrealized
Depreciation
(542,116)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA DOW30
(
SM
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
29
DDM
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 71.5%
Aerospace & Defense — 3.0%
Boeing Co. (The)* 47,598 $ 11,025,125
Banks — 2.0%
JPMorgan Chase & Co. 47,593 7,428,315
Beverages — 0.8%
Coca-Cola Co. (The) 47,581 2,780,634
Biotechnology — 3.5%
Amgen, Inc. 47,594 12,833,246
Capital Markets — 4.5%
Goldman Sachs Group, Inc.
(The) 47,594 16,255,255
Chemicals — 0.7%
Dow, Inc. 47,569 2,461,696
Communications Equipment — 0.6%
Cisco Systems, Inc. 47,578 2,301,824
Consumer Finance — 2.2%
American Express Co. 47,602 8,128,994
Consumer Staples Distribution & Retail — 2.3%
Walgreens Boots Alliance, Inc. 47,578 948,705
Walmart, Inc. 47,589 7,409,132
8,357,837
Diversified Telecommunication Services — 0.5%
Verizon Communications, Inc. 47,583 1,823,856
Entertainment — 1.2%
Walt Disney Co. (The)* 47,579 4,410,097
Financial Services — 3.4%
Visa, Inc., Class
a
A 47,589 12,215,144
Health Care Providers & Services — 7.2%
UnitedHealth Group, Inc. 47,594 26,318,054
Hotels, Restaurants & Leisure — 3.7%
McDonald's Corp. 47,594 13,413,893
Household Products — 2.0%
Procter & Gamble Co. (The) 47,580 7,304,482
Industrial Conglomerates — 3.9%
3M Co. 47,585 4,714,246
Investments Shares Value
Common Stocks (continued)
Honeywell International, Inc. 47,600 $ 9,325,792
14,040,038
Insurance — 2.4%
Travelers Cos., Inc. (The) 47,601 8,597,693
IT Services — 2.1%
International Business Machines
Corp. 47,581 7,544,443
Machinery — 3.3%
Caterpillar, Inc. 47,603 11,935,024
Oil, Gas & Consumable Fuels — 1.9%
Chevron Corp. 47,581 6,832,632
Pharmaceuticals — 3.4%
Johnson & Johnson 47,585 7,359,496
Merck & Co., Inc. 47,578 4,875,793
12,235,289
Semiconductors & Semiconductor Equipment — 0.6%
Intel Corp. 47,557 2,125,798
Software — 8.3%
Microsoft Corp. 47,594 18,033,842
Salesforce, Inc.* 47,592 11,988,425
30,022,267
Specialty Retail — 4.1%
Home Depot, Inc. (The) 47,594 14,920,243
Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc. 47,597 9,041,050
Textiles, Apparel & Luxury Goods — 1.4%
NIKE, Inc., Class
a
B 47,586 5,247,308
Total Common Stocks
(Cost $273,931,011)
259,600,237

See accompanying notes to the financial statements.
ULTRA DOW30
(
SM
)
:: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
30
DDM
::
Investments
Principal
Amount Value
Short-Term Investments — 16.3%
Repurchase Agreements (a) — 16.3%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $58,984,867
(Cost $58,976,194) $ 58,976,194 $ 58,976,194
Total Investments — 87.8%
(Cost $332,907,205) 318,576,431
Other assets less liabilities — 12.2% 44,248,662
Net Assets — 100.0% $ 362,825,093
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 27,597,237
Aggregate gross unrealized depreciation (26,131,588)
Net unrealized appreciation $ 1,465,649
Federal income tax cost $ 337,021,707
Futures Contracts Purchased
Ultra Dow30
SM
had the following open long futures contracts as of November 30, 2023:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
DJIA CBOT E-Mini Index 164 12/15/2023 U.S. Dollar $ 29,528,200 $ 1,460,137
Swap Agreements
a
Ultra Dow30
SM
had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
39,078,617 3/6/2025
Bank of
America NA 5.98%
Dow Jones
Industrial
Average
SM
426,605 — — 426,605
41,595,180 11/6/2025
Barclays
Capital 5.93%
Dow Jones
Industrial
Average
SM
2,199,530 — (1,540,000) 659,530
112,166,777 2/11/2025
BNP Paribas
SA 5.93%
Dow Jones
Industrial
Average
SM
5,214,641 (3,489,809) — 1,724,832
73,519,570 3/6/2024 Citibank NA 5.93%
Dow Jones
Industrial
Average
SM
3,359,462 (2,259,983) (36) 1,099,443
109,175,078 11/6/2025
Morgan
Stanley & Co.
International plc 5.88%
SPDR
®
Dow
Jones Industrial
Average
SM
ETF
Trust
4,793,652 (3,364,541) (892) 1,428,219
38,934,814 11/14/2024
Societe
Generale 5.93%
Dow Jones
Industrial
Average
SM
1,587,623 (807,447) — 780,176
22,037,895 4/8/2024 UBS AG 5.48%
Dow Jones
Industrial
Average
SM
869,275 (452,858) — 416,417
436,507,931 18,450,788
Total Unrealized
Appreciation
18,450,788
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA DOW30
(
SM
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
31
DDM
::
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRA ENERGY :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
32
DIG
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 84.4%
Energy Equipment & Services — 7.9%
Baker Hughes Co., Class
a
A 70,236 $ 2,370,465
Halliburton Co. 62,507 2,314,634
Schlumberger NV 73,711 3,835,920
8,521,019
Oil, Gas & Consumable Fuels — 76.5%
APA Corp. 21,374 769,464
Chevron Corp. 108,489 15,579,020
ConocoPhillips 36,141 4,176,815
Coterra Energy, Inc. 52,692 1,383,165
Devon Energy Corp. 44,561 2,003,908
Diamondback Energy, Inc. 12,441 1,921,015
EOG Resources, Inc. 35,602 4,381,538
EQT Corp. 25,158 1,005,314
Exxon Mobil Corp. 197,678 20,309,438
Hess Corp. 19,223 2,701,985
Kinder Morgan, Inc. 134,851 2,369,332
Marathon Oil Corp. 42,135 1,071,493
Marathon Petroleum Corp. 27,816 4,149,869
Occidental Petroleum Corp. 46,157 2,730,187
ONEOK, Inc. 40,521 2,789,871
Phillips 66 30,976 3,992,497
Pioneer Natural Resources Co. 16,218 3,756,737
Targa Resources Corp. 15,563 1,407,673
Valero Energy Corp. 24,566 3,079,594
Williams Cos., Inc. (The) 84,620 3,113,170
82,692,085
Total Common Stocks
(Cost $88,213,965)
91,213,104
Principal
Amount
Short-Term Investments — 5.1%
Repurchase Agreements (a) — 5.1%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $5,466,853
(Cost $5,466,049) $ 5,466,049 5,466,049
Total Investments — 89.5%
(Cost $93,680,014) 96,679,153
Other assets less liabilities — 10.5% 11,324,592
Net Assets — 100.0% $ 108,003,745
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 5,949,393
Aggregate gross unrealized depreciation (16,446,279)
Net unrealized depreciation $ (10,496,886)
Federal income tax cost $ 96,465,656

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA ENERGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
33
DIG
::
Swap Agreements
a
Ultra Energy had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
44,981,261 5/6/2025
Bank of
America NA 5.63%
S&P Energy Select
Sector Index
f
(6,763,874) — 6,763,874 —
45,597,951 3/6/2025
BNP Paribas
SA 5.83%
S&P Energy Select
Sector Index
f
(1,458,707) — 1,458,707 —
2,859,038 4/7/2025 Citibank NA 5.73%
S&P Energy Select
Sector Index
f
(85,875) — 85,875 —
7,558,428 3/6/2025
Goldman Sachs
International 5.93%
S&P Energy Select
Sector Index
f
186,764 (186,764) — —
5,454,791 5/6/2025
Societe
Generale 6.08%
S&P Energy Select
Sector Index
f
(249,766) — 249,766 —
17,930,836 5/6/2025 UBS AG 5.63%
S&P Energy Select
Sector Index
f
(2,338,925) — 2,338,925 —
124,382,305 (10,710,383)
Total Unrealized
Appreciation
186,764
Total Unrealized
Depreciation
(10,897,147)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA FINANCIALS :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
34
UYG
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks (a) — 73.1%
Banks — 17.4%
Bank of America Corp. 569,392 $ 17,360,762
Citigroup, Inc. 158,604 7,311,644
Citizens Financial Group, Inc. 38,899 1,060,776
Comerica, Inc. 10,853 490,773
Fifth Third Bancorp 56,079 1,623,487
Huntington Bancshares, Inc. 119,249 1,342,744
JPMorgan Chase & Co. 239,349 37,357,592
KeyCorp 77,084 955,071
M&T Bank Corp. 13,663 1,751,187
PNC Financial Services Group,
Inc. (The) 32,801 4,394,022
Regions Financial Corp. 77,286 1,289,130
Truist Financial Corp. 109,773 3,528,104
US Bancorp 128,234 4,888,280
Wells Fargo & Co. 301,342 13,436,840
Zions Bancorp NA 12,201 434,721
97,225,133
Capital Markets — 16.2%
Ameriprise Financial, Inc. 8,452 2,987,867
Bank of New York Mellon Corp.
(The) 64,142 3,099,341
BlackRock, Inc. 11,559 8,683,468
Blackstone, Inc. 58,456 6,568,701
Cboe Global Markets, Inc. 8,691 1,583,413
Charles Schwab Corp. (The) 122,470 7,509,860
CME Group, Inc. 29,629 6,469,789
FactSet Research Systems, Inc. 3,142 1,424,771
Franklin Resources, Inc. 23,425 580,940
Goldman Sachs Group, Inc.
(The) 27,152 9,273,494
Intercontinental Exchange, Inc. 47,139 5,366,304
Invesco Ltd. 36,949 527,262
MarketAxess Holdings, Inc. 3,103 745,092
Moody's Corp. 12,998 4,743,750
Morgan Stanley 105,082 8,337,206
MSCI, Inc., Class
a
A 6,514 3,392,817
Nasdaq, Inc. 27,921 1,559,109
Northern Trust Corp. 17,049 1,351,133
Raymond James Financial, Inc. 15,481 1,627,827
S&P Global, Inc. 26,801 11,144,660
State Street Corp. 26,243 1,911,015
T. Rowe Price Group, Inc. 18,473 1,849,702
90,737,521
Consumer Finance — 2.7%
American Express Co. 47,918 8,182,957
Capital One Financial Corp. 31,416 3,507,911
Discover Financial Services 20,586 1,914,498
Synchrony Financial 34,442 1,114,543
14,719,909
Financial Services — 24.3%
Berkshire Hathaway, Inc.,
Class
a
B * 150,200 54,072,000
Fidelity National Information
Services, Inc. 48,796 2,861,397
Fiserv, Inc.* 50,209 6,557,797
Investments Shares Value
Common Stocks (a) (continued)
FleetCor Technologies, Inc.* 6,091 $ 1,464,886
Global Payments, Inc. 21,414 2,493,446
Jack Henry & Associates, Inc. 6,002 952,457
Mastercard, Inc., Class
a
A 68,525 28,357,701
PayPal Holdings, Inc.* 90,436 5,210,018
Visa, Inc., Class
a
A 132,338 33,968,518
135,938,220
Insurance — 12.5%
Aflac, Inc. 44,524 3,682,580
Allstate Corp. (The) 21,544 2,970,271
American International Group,
Inc. 58,633 3,858,638
Aon plc, Class
a
A 16,709 5,488,739
Arch Capital Group Ltd.* 30,717 2,570,706
Arthur J Gallagher & Co. 17,749 4,419,501
Assurant, Inc. 4,367 733,743
Brown & Brown, Inc. 19,388 1,449,059
Chubb Ltd. 33,829 7,761,387
Cincinnati Financial Corp. 12,919 1,327,944
Everest Group Ltd. 3,574 1,467,306
Globe Life, Inc. 7,162 881,857
Hartford Financial Services
Group, Inc. (The) 25,187 1,968,616
Loews Corp. 15,230 1,070,517
Marsh & McLennan Cos., Inc. 40,683 8,113,004
MetLife, Inc. 52,027 3,310,478
Principal Financial Group, Inc. 18,316 1,352,270
Progressive Corp. (The) 48,209 7,907,722
Prudential Financial, Inc. 29,897 2,923,329
Travelers Cos., Inc. (The) 18,856 3,405,771
W R Berkley Corp. 16,756 1,215,648
Willis Towers Watson plc 8,633 2,126,308
70,005,394
Total Common Stocks
(Cost $385,037,253)
408,626,177
Principal
Amount
Short-Term Investments — 7.0%
Repurchase Agreements (b) — 2.6%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $14,373,379
(Cost $14,371,266) $ 14,371,266 14,371,266
U.S. Treasury Obligations (a) — 4.4%
U.S. Treasury Bills
5.38%, 12/12/2023 (c)
(Cost $24,959,498)
25,000,000 24,959,773
Total Short-Term Investments
(Cost $39,330,764) 39,331,039
Total Investments — 80.1%
(Cost $424,368,017) 447,957,216
Other assets less liabilities — 19.9% 111,400,068
Net Assets — 100.0% $ 559,357,284

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA FINANCIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
35
UYG
::
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $17,821,214.
(b) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(c) The rate shown was the current yield as of November 30, 2023.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 106,657,120
Aggregate gross unrealized depreciation (27,029,822)
Net unrealized appreciation $ 79,627,298
Federal income tax cost $ 444,486,644
Swap Agreements
a
Ultra Financials had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
67,916,383 3/6/2025
Bank of
America NA 6.08%
S&P Financial
Select Sector Index
f
15,870,154 (15,451,155) (127,108) 291,891
294,255,659 3/6/2025
BNP Paribas
SA 5.93%
S&P Financial
Select Sector Index
f
24,087,328 (21,218,976) (9) 2,868,343
25,838,018 4/7/2025 Citibank NA 5.88%
S&P Financial
Select Sector Index
f
979,603 (570,470) — 409,133
206,128,939 3/6/2025
Goldman Sachs
International 5.93%
S&P Financial
Select Sector Index
f
14,430,191 (12,704,888) — 1,725,303
54,155,957 3/6/2025
Societe
Generale 6.28%
S&P Financial
Select Sector Index
f
11,578,435 (11,295,225) — 283,210
60,436,040 3/6/2025 UBS AG 5.98%
S&P Financial
Select Sector Index
f
9,211,015 (6,783,452) — 2,427,563
708,730,996 76,156,726
Total Unrealized
Appreciation
76,156,726
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA FTSE CHINA 50 :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
36
XPP
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 54.2%
Repurchase Agreements (a) — 54.2%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $4,414,446
(Cost $4,413,797) $ 4,413,797 $ 4,413,797
Total Investments — 54.2%
(Cost $4,413,797) 4,413,797
Other assets less liabilities — 45.8% 3,722,518
Net Assets — 100.0% $ 8,136,315
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 370,359
Aggregate gross unrealized depreciation (4,447,618)
Net unrealized depreciation $ (4,077,259)
Federal income tax cost $ 4,413,797
Swap Agreements
a,f
Ultra FTSE China 50 had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
2,277,408 4/10/2025
Bank of
America NA 5.53%
iShares
®
China
Large-Cap ETF 370,359 (363,744) (6,615) —
3,310,511 11/14/2024 Citibank NA 4.58%
iShares
®
China
Large-Cap ETF (703,195) — 703,195 —
4,099,485 3/6/2025
Goldman Sachs
International 5.63%
iShares
®
China
Large-Cap ETF (1,656,257) — 1,656,257 —
59,077 11/14/2024
Morgan
Stanley & Co.
International plc 5.78%
iShares
®
China
Large-Cap ETF (11,603) — 11,603 —
2,718,639 11/14/2024
Societe
Generale 5.18%
iShares
®
China
Large-Cap ETF (667,731) — 667,731 —
3,794,721 3/6/2025 UBS AG 4.33%
iShares
®
China
Large-Cap ETF (1,408,832) — 1,408,832 —
16,259,841 (4,077,259)
Total Unrealized
Appreciation
370,359
Total Unrealized
Depreciation
(4,447,618)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA FTSE EUROPE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
37
UPV
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 59.4%
Repurchase Agreements (a) — 59.4%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $2,381,118
(Cost $2,380,769) $ 2,380,769 $ 2,380,769
Total Investments — 59.4%
(Cost $2,380,769) 2,380,769
Other assets less liabilities — 40.6% 1,625,601
Net Assets — 100.0% $ 4,006,370
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 214,544
Aggregate gross unrealized depreciation (145,471)
Net unrealized appreciation $ 69,073
Federal income tax cost $ 2,380,769
Swap Agreements
a,f
Ultra FTSE Europe had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
535,008 4/10/2025
Bank of
America NA 5.63%
Vanguard
®
FTSE
Europe ETF Shares 79,305 — — 79,305
3,142,854 11/14/2024 Citibank NA 5.53%
Vanguard
®
FTSE
Europe ETF Shares (37,927) — 37,927 —
1,384,199 3/6/2025
Goldman Sachs
International 3.38%
Vanguard
®
FTSE
Europe ETF Shares (107,544) — 107,544 —
23,242 11/14/2024
Morgan
Stanley & Co.
International plc 5.78%
Vanguard
®
FTSE
Europe ETF Shares 1,269 — — 1,269
1,712,171 11/14/2024
Societe
Generale 5.58%
Vanguard
®
FTSE
Europe ETF Shares 93,669 (89,500) (4,169) —
1,206,009 3/6/2025 UBS AG 3.33%
Vanguard
®
FTSE
Europe ETF Shares 40,301 — — 40,301
8,003,483 69,073
Total Unrealized
Appreciation
214,544
Total Unrealized
Depreciation
(145,471)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRA HEALTH CARE :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
38
RXL
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 78.4%
Biotechnology — 11.9%
AbbVie, Inc. 21,954 $ 3,126,030
Amgen, Inc. 6,653 1,793,915
Biogen, Inc.* 1,801 421,578
Gilead Sciences, Inc. 15,498 1,187,147
Incyte Corp.* 2,313 125,688
Moderna, Inc.* 4,118 319,968
Regeneron Pharmaceuticals,
Inc.* 1,328 1,094,020
Vertex Pharmaceuticals, Inc.* 3,210 1,138,940
9,207,286
Health Care Equipment & Supplies — 15.5%
Abbott Laboratories 21,584 2,250,995
Align Technology, Inc.* 885 189,213
Baxter International, Inc. 6,299 227,268
Becton Dickinson & Co. 3,608 852,138
Boston Scientific Corp.* 18,212 1,017,869
Cooper Cos., Inc. (The) 616 207,543
DENTSPLY SIRONA, Inc. 2,633 83,598
Dexcom, Inc.* 4,824 557,269
Edwards Lifesciences Corp.* 7,561 511,955
GE HealthCare Technologies,
Inc. 4,865 333,058
Hologic, Inc.* 3,047 217,251
IDEXX Laboratories, Inc.* 1,033 481,192
Insulet Corp.* 868 164,130
Intuitive Surgical, Inc.* 4,370 1,358,371
Medtronic plc 16,557 1,312,473
ResMed, Inc. 1,828 288,330
STERIS plc 1,227 246,553
Stryker Corp. 4,204 1,245,771
Teleflex, Inc. 584 131,803
Zimmer Biomet Holdings, Inc. 2,599 302,290
11,979,070
Health Care Providers & Services — 18.5%
Cardinal Health, Inc. 3,167 339,122
Cencora , Inc. 2,074 421,790
Centene Corp.* 6,735 496,235
Cigna Group (The) 3,681 967,661
CVS Health Corp. 15,975 1,085,501
DaVita, Inc.* 670 67,978
Elevance Health, Inc. 2,931 1,405,385
HCA Healthcare, Inc. 2,503 626,952
Henry Schein, Inc.* 1,624 108,370
Humana, Inc. 1,541 747,169
Laboratory Corp. of America
Holdings 1,102 239,035
McKesson Corp. 1,678 789,600
Molina Healthcare, Inc.* 725 265,031
Quest Diagnostics, Inc. 1,396 191,573
UnitedHealth Group, Inc. 11,521 6,370,767
Universal Health Services, Inc.,
Class
a
B 773 106,272
14,228,441
Life Sciences Tools & Services — 8.6%
Agilent Technologies, Inc. 3,674 469,537
Investments Shares Value
Common Stocks (continued)
Bio-Rad Laboratories, Inc.,
Class
a
A * 260 $ 79,279
Bio-Techne Corp. 1,958 123,158
Charles River Laboratories
International, Inc.* 638 125,737
Danaher Corp. 8,173 1,825,113
Illumina, Inc.* 1,969 200,740
IQVIA Holdings, Inc.* 2,278 487,720
Mettler-Toledo International,
Inc.* 272 297,005
Revvity , Inc. 1,544 137,262
Thermo Fisher Scientific, Inc. 4,800 2,379,648
Waters Corp.* 735 206,248
West Pharmaceutical Services,
Inc. 919 322,348
6,653,795
Pharmaceuticals — 23.9%
Bristol-Myers Squibb Co. 25,984 1,283,090
Catalent, Inc.* 2,242 87,102
Eli Lilly & Co. 9,918 5,861,935
Johnson & Johnson 29,951 4,632,221
Merck & Co., Inc. 31,562 3,234,474
Pfizer, Inc. 70,225 2,139,756
Viatris , Inc. 14,920 136,965
Zoetis, Inc., Class
a
A 5,725 1,011,436
18,386,979
Total Common Stocks
(Cost $62,833,772)
60,455,571
Principal
Amount
Short-Term Investments — 12.2%
Repurchase Agreements (a) — 12.2%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $9,416,457
(Cost $9,415,073) $ 9,415,073 9,415,073
Total Investments — 90.6%
(Cost $72,248,845) 69,870,644
Other assets less liabilities — 9.4% 7,257,910
Net Assets — 100.0% $ 77,128,554
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA HEALTH CARE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
39
RXL
::
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 8,531,853
Aggregate gross unrealized depreciation (11,751,618)
Net unrealized depreciation $ (3,219,765)
Federal income tax cost $ 73,980,494
Swap Agreements
a
Ultra Health Care had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
10,273,847 3/6/2025
Bank of
America NA 5.78%
S&P Health Care
Select Sector Index
f
794,538 (789,476) (5,062) —
14,293,875 3/6/2025
BNP Paribas
SA 5.88%
S&P Health Care
Select Sector Index
f
(433,702) — 433,702 —
1,014,276 4/7/2025 Citibank NA 5.73%
S&P Health Care
Select Sector Index
f
(15,461) — 9,345 (6,116)
4,554,973 3/6/2025
Goldman Sachs
International 5.93%
S&P Health Care
Select Sector Index
f
(77,396) — 77,396 —
9,552,202 3/6/2025
Societe
Generale 6.18%
S&P Health Care
Select Sector Index
f
889,614 (830,949) (1,474) 57,191
54,045,282 3/6/2025 UBS AG 5.68%
S&P Health Care
Select Sector Index
f
(267,508) — 267,508 —
93,734,455 890,085
Total Unrealized
Appreciation
1,684,152
Total Unrealized
Depreciation
(794,067)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

ULTRA HIGH YIELD :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
40
UJB
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 79.8%
Repurchase Agreements (a) — 79.8%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $19,134,399
(Cost $19,131,586) $ 19,131,586 $ 19,131,586
Total Investments — 79.8%
(Cost $19,131,586) 19,131,586
Other assets less liabilities — 20.2% 4,840,480
Net Assets — 100.0% $ 23,972,066
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 675,487
Aggregate gross unrealized depreciation (862,759)
Net unrealized depreciation $ (187,272)
Federal income tax cost $ 19,131,586
Swap Agreements
a,f
Ultra High Yield had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
2,093,730 3/7/2024
BNP Paribas
SA 3.83%
iShares
®
iBoxx
$ High Yield
Corporate Bond
ETF (862,759) — 862,759 —
19,550,346 3/6/2025 Citibank NA 5.08%
iShares
®
iBoxx
$ High Yield
Corporate Bond
ETF 218,349 (218,349) — —
24,198,458 11/7/2024
Goldman Sachs
International 3.08%
iShares
®
iBoxx
$ High Yield
Corporate Bond
ETF 310,413 (310,413) — —
2,153,598 3/6/2024 UBS AG 3.83%
iShares
®
iBoxx
$ High Yield
Corporate Bond
ETF 146,725 — — 146,725
47,996,132 (187,272)
Total Unrealized
Appreciation
675,487
Total Unrealized
Depreciation
(862,759)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the
Fund’s underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA INDUSTRIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
41
UXI
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 72.7%
Aerospace & Defense — 14.3%
Axon Enterprise, Inc.* 245 $ 56,318
Boeing Co. (The)* 1,977 457,955
General Dynamics Corp. 790 195,106
Howmet Aerospace, Inc. 1,366 71,852
Huntington Ingalls Industries,
Inc. 139 32,946
L3Harris Technologies, Inc. 660 125,935
Lockheed Martin Corp. 782 350,156
Northrop Grumman Corp. 496 235,679
RTX Corp. 5,076 413,593
Textron, Inc. 691 52,972
TransDigm Group, Inc. 192 184,871
2,177,383
Air Freight & Logistics — 4.5%
CH Robinson Worldwide, Inc. 406 33,312
Expeditors International of
Washington, Inc. 516 62,096
FedEx Corp. 807 208,876
United Parcel Service, Inc.,
Class
a
B 2,522 382,360
686,644
Building Products — 3.7%
A O Smith Corp. 434 32,706
Allegion plc 306 32,464
Carrier Global Corp. 2,921 151,775
Johnson Controls International
plc 2,373 125,294
Masco Corp. 784 47,471
Trane Technologies plc 797 179,652
569,362
Commercial Services & Supplies — 5.0%
Cintas Corp. 302 167,082
Copart, Inc.* 3,030 152,167
Republic Services, Inc., Class
a
A 717 116,039
Rollins, Inc. 979 39,884
Veralto Corp.* 764 59,019
Waste Management, Inc. 1,285 219,722
753,913
Construction & Engineering — 0.6%
Quanta Services, Inc. 506 95,285
Electrical Equipment — 5.3%
AMETEK, Inc. 805 124,960
Eaton Corp. plc 1,391 316,717
Emerson Electric Co. 1,993 177,178
Generac Holdings, Inc.* 217 25,404
Hubbell, Inc., Class
a
B 187 56,100
Rockwell Automation, Inc. 401 110,451
810,810
Ground Transportation — 6.9%
CSX Corp. 6,997 226,003
JB Hunt Transport Services, Inc. 285 52,802
Investments Shares Value
Common Stocks (continued)
Norfolk Southern Corp. 792 $ 172,783
Old Dominion Freight Line, Inc. 312 121,386
Union Pacific Corp. 2,125 478,699
1,051,673
Industrial Conglomerates — 7.3%
3M Co. 1,925 190,709
General Electric Co. 3,796 462,353
Honeywell International, Inc. 2,315 453,555
1,106,617
Machinery — 14.9%
Caterpillar, Inc. 1,779 446,031
Cummins, Inc. 494 110,735
Deere & Co. 951 346,554
Dover Corp. 488 68,886
Fortive Corp. 1,228 84,707
IDEX Corp. 264 53,244
Illinois Tool Works, Inc. 960 232,522
Ingersoll Rand, Inc. 1,410 100,716
Nordson Corp. 189 44,479
Otis Worldwide Corp. 1,436 123,194
PACCAR, Inc. 1,823 167,388
Parker-Hannifin Corp. 447 193,631
Pentair plc 576 37,175
Snap-on, Inc. 185 50,818
Stanley Black & Decker, Inc. 534 48,541
Westinghouse Air Brake
Technologies Corp. 625 72,850
Xylem, Inc. 840 88,309
2,269,780
Passenger Airlines — 1.5%
Alaska Air Group, Inc.* 444 16,788
American Airlines Group, Inc.* 2,278 28,315
Delta Air Lines, Inc. 2,244 82,871
Southwest Airlines Co. 2,077 53,109
United Airlines Holdings, Inc.* 1,144 45,074
226,157
Professional Services — 6.4%
Automatic Data Processing, Inc. 1,437 330,395
Broadridge Financial Solutions,
Inc. 412 79,854
Ceridian HCM Holding, Inc.* 543 37,413
Equifax, Inc. 428 93,180
Jacobs Solutions, Inc. 439 55,832
Leidos Holdings, Inc. 479 51,406
Paychex, Inc. 1,119 136,484
Paycom Software, Inc. 172 31,245
Robert Half, Inc. 373 30,579
Verisk Analytics, Inc., Class
a
A 506 122,164
968,552
Trading Companies & Distributors — 2.3%
Fastenal Co. 1,992 119,460
United Rentals, Inc. 238 113,293

See accompanying notes to the financial statements.
ULTRA INDUSTRIALS :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
42
UXI
::
Investments Shares Value
Common Stocks (continued)
WW Grainger, Inc. 155 $ 121,860
354,613
Total Common Stocks
(Cost $11,383,689)
11,070,789
Principal
Amount
Short-Term Investments — 8.3%
Repurchase Agreements (a) — 8.3%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $1,260,870
(Cost $1,260,684) $ 1,260,684 1,260,684
Total Investments — 81.0%
(Cost $12,644,373) 12,331,473
Other assets less liabilities — 19.0% 2,887,360
Net Assets — 100.0% $ 15,218,833
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,529,460
Aggregate gross unrealized depreciation (824,913)
Net unrealized appreciation $ 704,547
Federal income tax cost $ 12,742,327
Swap Agreements
a
Ultra Industrials had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
4,457,826 3/6/2025
Bank of
America NA 5.63%
S&P Industrials
Select Sector Index
f
341,613 (270,201) — 71,412
7,026,215 3/6/2025
BNP Paribas
SA 5.88%
S&P Industrials
Select Sector Index
f
241,358 — — 241,358
2,473,701 3/6/2025
Goldman Sachs
International 5.93%
S&P Industrials
Select Sector Index
f
66,258 — — 66,258
3,336,645 3/6/2025
Societe
Generale 6.08%
S&P Industrials
Select Sector Index
f
63,154 — — 63,154
2,040,077 3/6/2025 UBS AG 5.68%
S&P Industrials
Select Sector Index
f
403,018 (311,188) (46,000) 45,830
19,334,464 1,115,401
Total Unrealized
Appreciation
1,115,401
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA MATERIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
43
UYM
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 71.6%
Chemicals — 48.0%
Air Products and Chemicals,
Inc. 6,495 $ 1,757,222
Albemarle Corp. 3,432 416,199
Celanese Corp., Class
a
A 2,926 405,719
CF Industries Holdings, Inc. 5,643 424,071
Corteva, Inc. 20,758 938,262
Dow, Inc. 20,556 1,063,773
DuPont de Nemours, Inc. 13,424 960,353
Eastman Chemical Co. 3,466 290,555
Ecolab, Inc. 7,415 1,421,678
FMC Corp. 3,644 195,537
International Flavors &
Fragrances, Inc. 7,461 562,410
Linde plc 14,266 5,902,843
LyondellBasell Industries NV,
Class
a
A 7,489 712,204
Mosaic Co. (The) 9,713 348,600
PPG Industries, Inc. 6,886 977,743
Sherwin-Williams Co. (The) 6,918 1,928,738
18,305,907
Construction Materials — 4.4%
Martin Marietta Materials, Inc. 1,807 839,514
Vulcan Materials Co. 3,886 829,894
1,669,408
Containers & Packaging — 6.9%
Amcor plc 43,021 407,839
Avery Dennison Corp. 2,356 458,242
Ball Corp. 9,212 509,332
International Paper Co. 10,115 373,648
Packaging Corp. of America 2,629 441,698
Sealed Air Corp. 4,223 140,964
Westrock Co. 7,494 308,528
2,640,251
Metals & Mining — 12.3%
Freeport-McMoRan, Inc. 41,916 1,564,305
Newmont Corp. 33,177 1,333,383
Nucor Corp. 7,270 1,235,682
Steel Dynamics, Inc. 4,552 542,280
4,675,650
Total Common Stocks
(Cost $28,142,831)
27,291,216
Investments
Principal
Amount Value
Short-Term Investments — 13.0%
Repurchase Agreements (a) — 13.0%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $4,948,447
(Cost $4,947,720) $ 4,947,720 $ 4,947,720
Total Investments — 84.6%
(Cost $33,090,551) 32,238,936
Other assets less liabilities — 15.4% 5,863,620
Net Assets — 100.0% $ 38,102,556
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 4,429,967
Aggregate gross unrealized depreciation (3,645,999)
Net unrealized appreciation $ 783,968
Federal income tax cost $ 33,534,198

See accompanying notes to the financial statements.
ULTRA MATERIALS :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
44
UYM
::
Swap Agreements
a
Ultra Materials had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
12,227,432 3/6/2025
Bank of
America NA 5.68%
S&P Materials
Select Sector Index
f
635,509 (316,615) — 318,894
17,840,639 3/6/2025
BNP Paribas
SA 5.88%
S&P Materials
Select Sector Index
f
(3,460) — 3,460 —
2,207,646 3/6/2025
Goldman Sachs
International 5.93%
S&P Materials
Select Sector Index
f
60,468 — — 60,468
10,453,649 3/6/2025
Societe
Generale 6.08%
S&P Materials
Select Sector Index
f
789,231 (563,391) — 225,840
6,178,621 3/6/2025 UBS AG 5.68%
S&P Materials
Select Sector Index
f
597,482 (304,521) (101,000) 191,961
48,907,987 2,079,230
Total Unrealized
Appreciation
2,082,690
Total Unrealized
Depreciation
(3,460)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA MIDCAP400
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
45
MVV
::
See accompanying notes to the financial statements.
Percentage
of Net
Assets Shares Value
Common Stocks (a) — 76.6%
AECOM (Construction &
Engineering) 0.4% 6,032 $ 536,003
Annaly Capital
Management, Inc.
(Mortgage Real Estate
Investment Trusts
(REITs)) 0.3% 21,476 388,071
Builders FirstSource ,
Inc.* (Building
Products) 0.5% 5,437 729,156
Burlington Stores, Inc.*
(Specialty Retail) 0.4% 2,821 478,413
Carlisle Cos., Inc.
(Building Products) 0.5% 2,171 608,770
Casey's General Stores,
Inc. (Consumer
Staples Distribution &
Retail) 0.3% 1,626 447,800
Chesapeake Energy
Corp. (Oil, Gas &
Consumable Fuels) 0.3% 4,892 392,877
Cleveland-Cliffs, Inc.*
(Metals & Mining) 0.3% 22,119 379,562
Crown Holdings,
Inc. (Containers &
Packaging) 0.3% 5,246 451,209
CubeSmart , REIT
(Specialized REITs) 0.3% 9,775 388,654
Deckers Outdoor Corp.*
(Textiles, Apparel &
Luxury Goods) 0.6% 1,136 754,270
Dynatrace, Inc.*
(Software) 0.4% 10,330 553,171
East West Bancorp, Inc.
(Banks) 0.3% 6,152 387,084
EMCOR Group, Inc.
(Construction &
Engineering) 0.3% 2,050 435,666
Equity LifeStyle
Properties, Inc., REIT
(Residential REITs) 0.4% 8,100 575,916
Fidelity National
Financial, Inc.
(Insurance) 0.4% 11,243 504,136
Five Below, Inc.*
(Specialty Retail) 0.4% 2,420 456,073
Floor & Decor Holdings,
Inc., Class A*
(Specialty Retail) 0.3% 4,628 424,434
Fortune Brands
Innovations, Inc.
(Building Products) 0.3% 5,517 377,528
Gaming and Leisure
Properties, Inc., REIT
(Specialized REITs) 0.4% 11,420 533,657
GoDaddy, Inc., Class A*
(IT Services) 0.5% 6,384 638,783
Graco, Inc. (Machinery) 0.4% 7,348 593,571
ITT, Inc. (Machinery) 0.3% 3,570 386,524
Jabil, Inc. (Electronic
Equipment,
Instruments &
Components) 0.5% 5,691 656,286
Percentage
of Net
Assets Shares Value
Common Stocks(a) (continued)
Lamar Advertising
Co., Class A, REIT
(Specialized REITs) 0.3% 3,806 $ 385,510
Lennox International,
Inc. (Building
Products) 0.4% 1,390 565,257
Lincoln Electric
Holdings, Inc.
(Machinery) 0.4% 2,496 494,358
Manhattan Associates,
Inc.* (Software) 0.4% 2,682 598,220
Neurocrine Biosciences,
Inc.* (Biotechnology) 0.4% 4,246 495,041
nVent Electric plc
(Electrical Equipment) 0.3% 7,208 383,826
Ovintiv , Inc. (Oil, Gas &
Consumable Fuels) 0.4% 11,034 489,248
Owens Corning (Building
Products) 0.4% 3,906 529,576
Performance Food
Group Co.*
(Consumer Staples
Distribution & Retail) 0.3% 6,790 441,690
Reinsurance Group
of America, Inc.
(Insurance) 0.4% 2,879 469,450
Reliance Steel &
Aluminum Co. (Metals
& Mining) 0.5% 2,546 700,812
RenaissanceRe
Holdings Ltd.
(Insurance) 0.4% 2,226 477,165
Rexford Industrial
Realty, Inc., REIT
(Industrial REITs) 0.3% 8,977 441,848
RPM International, Inc.
(Chemicals) 0.5% 5,611 577,540
Saia, Inc.* (Ground
Transportation) 0.4% 1,154 450,510
Service Corp.
International
(Diversified Consumer
Services) 0.3% 6,560 401,931
Super Micro Computer,
Inc.* (Technology
Hardware, Storage &
Peripherals) 0.4% 1,986 543,111
Toll Brothers, Inc.
(Household Durables) 0.3% 4,754 408,321
TopBuild Corp.*
(Household Durables) 0.3% 1,381 408,472
United Therapeutics
Corp.*
(Biotechnology) 0.4% 2,041 489,840
US Foods Holding
Corp.* (Consumer
Staples Distribution &
Retail) 0.3% 9,877 432,909
Vistra Corp.
(Independent Power
and Renewable
Electricity Producers) 0.4% 15,024 532,000

See accompanying notes to the financial statements.
ULTRA MIDCAP400 :: NOVEMBER 30, 2023
(
UNAUDITED
)
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
46
MVV
::
Percentage
of Net
Assets Shares Value
Common Stocks(a) (continued)
Watsco , Inc. (Trading
Companies &
Distributors) 0.4% 1,458 $ 557,291
Williams-Sonoma, Inc.
(Specialty Retail) 0.4% 2,793 523,799
WP Carey, Inc., REIT
(Diversified REITs) 0.4% 9,302 578,956
XPO, Inc.* (Ground
Transportation) 0.3% 5,042 435,024
Other Common
Stocks(b) 57.8% 1,762,859 76,627,417
Total Common Stocks
(Cost $93,686,193)
101,516,736
Securities Lending Reinvestments (c) — 0.1%
Investment Companies — 0.1%
Invesco Government
& Agency Portfolio,
Institutional Class
5.28% (d)
(Cost $173,178) 0.1% 173,178 173,178
Principal
Amount
Short-Term Investments — 8.4%
Repurchase Agreements (e) — 8.4%
Repurchase Agreements with various
counterparties, rates 5.10% - 5.31%,
dated 11/30/2023, due 12/1/2023,
total to be received $11,111,240
(Cost $11,109,605) $ 11,109,605 11,109,605
Total Investments — 85.1%
(Cost $104,968,976) 112,799,519
Other assets less liabilities — 14.9% 19,710,549
Net assets — 100.0% $ 132,510,068
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $317,689.
(b) The security or a portion of this security is on loan at November
30, 2023. The total value of securities on loan at November
30, 2023 was $188,759, collateralized in the form of cash
with a value of $173,178 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $43,709 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from
December 5, 2023 – November 15, 2053. The total value of
collateral is $216,887.
(c) The security was purchased with cash collateral held from securities on loan at November 30, 2023. The total value of
securities purchased was $173,178.
(d) Rate shown is the 7-day yield as of November 30, 2023.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 18,656,293
Aggregate gross unrealized depreciation (14,853,671)
Net unrealized appreciation $ 3,802,622
Federal income tax cost $ 105,205,780
Futures Contracts Purchased
Ultra MidCap400 had the following open long futures contracts as of November 30, 2023:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P Midcap 400 E-Mini Index 32 12/15/2023 U.S. Dollar $ 8,216,320 $ 198,473

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA MIDCAP400
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
47
MVV
::
Swap Agreements
a
Ultra MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
15,489,392 2/11/2025
Bank of
America NA 5.98% S&P MidCap 400
®
439,080 (280,975) — 158,105
21,529,281 2/11/2025
BNP Paribas
SA 5.78% S&P MidCap 400
®
139,550 — — 139,550
14,576,743 3/6/2025 Citibank NA 5.73% S&P MidCap 400
®
(147,041) — 147,041 —
31,760,480 11/7/2024
Goldman Sachs
International 5.60%
SPDR
®
S&P
MidCap 400
®
ETF
Trust (1,589,869)
36,270,096 11/7/2024
Goldman Sachs
International 5.83% S&P MidCap 400
®
(1,739,772)
68,030,576 (3,329,641) — 3,329,641 —
6,796,157 3/6/2024
Morgan
Stanley & Co.
International plc 5.88% S&P MidCap 400
®
96,387 (1,779) (1,623) 92,985
18,806,716 11/14/2024
Societe
Generale 5.85% S&P MidCap 400
®
(674,925) — 674,925 —
9,857,119 11/7/2024 UBS AG 5.68% S&P MidCap 400
®
(513,000) — 513,000 —
155,085,984 (3,989,590)
Total Unrealized
Appreciation
675,017
Total Unrealized
Depreciation
(4,664,607)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
Ultra MidCap400 invested, as a percentage of net assets, in the following industries, as of November 30, 2023:
Aerospace & Defense 1 .0%
Air Freight & Logistics 0 .2%
Automobile Components 1 .2%
Automobiles 0 .3%
Banks 4 .1%
Beverages 0 .5%
Biotechnology 1 .2%
Broadline Retail 0 .3%
Building Products 3 .1%
Capital Markets 1 .9%
Chemicals 1 .7%
Commercial Services & Supplies 1 .1%
Communications Equipment 0 .4%
Construction & Engineering 1 .3%
Construction Materials 0 .3%
Consumer Finance 0 .5%
Consumer Staples Distribution & Retail 1 .5%
Containers & Packaging 1 .5%
Diversified Consumer Services 0 .7%
Diversified REITs 0 .4%
Diversified Telecommunication Services 0 .3%

See accompanying notes to the financial statements.
ULTRA MIDCAP400 :: NOVEMBER 30, 2023
(
UNAUDITED
)
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
48
MVV
::
Electric Utilities 0 .8%
Electrical Equipment 1 .1%
Electronic Equipment, Instruments & Components 2 .3%
Energy Equipment & Services 0 .8%
Entertainment 0 .2%
Financial Services 1 .1%
Food Products 0 .9%
Gas Utilities 0 .8%
Ground Transportation 1 .6%
Health Care Equipment & Supplies 1 .8%
Health Care Providers & Services 1 .6%
Health Care REITs 0 .7%
Health Care Technology 0 .1%
Hotel & Resort REITs 0 .1%
Hotels, Restaurants & Leisure 2 .8%
Household Durables 1 .3%
Independent Power and Renewable Electricity Producers 0 .5%
Industrial REITs 1 .0%
Insurance 3 .6%
Interactive Media & Services 0 .2%
IT Services 0 .6%
Leisure Products 0 .7%
Life Sciences Tools & Services 0 .8%
Machinery 3 .6%
Marine Transportation 0 .2%
Media 0 .6%
Metals & Mining 1 .8%
Mortgage Real Estate Investment Trusts (REITs) 0 .5%
Multi-Utilities 0 .2%
Office REITs 0 .4%
Oil, Gas & Consumable Fuels 3 .4%
Paper & Forest Products 0 .1%
Personal Care Products 0 .4%
Pharmaceuticals 0 .4%
Professional Services 2 .3%
Real Estate Management & Development 0 .2%
Residential REITs 0 .7%
Retail REITs 1 .0%
Semiconductors & Semiconductor Equipment 1 .9%
Software 2 .1%
Specialized REITs 1 .5%
Specialty Retail 2 .9%
Technology Hardware, Storage & Peripherals 0 .4%
Textiles, Apparel & Luxury Goods 1 .7%
Trading Companies & Distributors 1 .1%
Water Utilities 0 .3%
Other
a
23 .4%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA MSCI BRAZIL CAPPED
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
49
UBR
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 65.3%
Repurchase Agreements (a) — 65.3%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $3,221,584
(Cost $3,221,110) $ 3,221,110 $ 3,221,110
Total Investments — 65.3%
(Cost $3,221,110) 3,221,110
Other assets less liabilities — 34.7% 1,712,457
Net Assets — 100.0% $ 4,933,567
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 87,315
Aggregate gross unrealized depreciation (37,116)
Net unrealized appreciation $ 50,199
Federal income tax cost $ 3,221,110
Swap Agreements
a,f
Ultra MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
738,286 4/10/2025
Bank of
America NA 5.63%
iShares
®
MSCI
Brazil Capped ETF 53,604 — — 53,604
3,030,987 11/14/2024 Citibank NA 5.63%
iShares
®
MSCI
Brazil Capped ETF (1,293) — 1,293 —
1,896,914 11/14/2024
Goldman Sachs
International 4.33%
iShares
®
MSCI
Brazil Capped ETF (24,331) — 24,331 —
112,049 11/14/2024
Morgan
Stanley & Co.
International plc 5.78%
iShares
®
MSCI
Brazil Capped ETF 20,867 — — 20,867
1,533,603 11/14/2024
Societe
Generale 5.53%
iShares
®
MSCI
Brazil Capped ETF 12,844 — — 12,844
2,538,650 11/14/2024 UBS AG 5.33%
iShares
®
MSCI
Brazil Capped ETF (11,492) — 11,492 —
9,850,489 50,199
Total Unrealized
Appreciation
87,315
Total Unrealized
Depreciation
(37,116)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRA MSCI EAFE :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
50
EFO
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 58.0%
Repurchase Agreements (a) — 58.0%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $4,888,194
(Cost $4,887,475) $ 4,887,475 $ 4,887,475
Total Investments — 58.0%
(Cost $4,887,475) 4,887,475
Other assets less liabilities — 42.0% 3,537,046
Net Assets — 100.0% $ 8,424,521
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 941,938
Aggregate gross unrealized depreciation (107,502)
Net unrealized appreciation $ 834,436
Federal income tax cost $ 4,887,475
Swap Agreements
a,f
Ultra MSCI EAFE had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
5,694,176 4/10/2025
Bank of
America NA 5.63%
iShares
®
MSCI
EAFE ETF 808,749 (644,005) (6,313) 158,431
3,268,613 11/14/2024 Citibank NA 5.73%
iShares
®
MSCI
EAFE ETF (86,033) — 86,033 —
2,243,637 3/6/2025
Goldman Sachs
International 5.93%
iShares
®
MSCI
EAFE ETF 41,716 — — 41,716
2,828 11/14/2024
Morgan
Stanley & Co.
International plc 5.78%
iShares
®
MSCI
EAFE ETF 133 — — 133
1,525,447 11/14/2024
Societe
Generale 6.03%
iShares
®
MSCI
EAFE ETF 91,340 — — 91,340
4,098,490 3/6/2025 UBS AG 5.53%
iShares
®
MSCI
EAFE ETF (21,469) — 21,469 —
16,833,191 834,436
Total Unrealized
Appreciation
941,938
Total Unrealized
Depreciation
(107,502)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA MSCI EMERGING MARKETS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
51
EET
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 72.5%
Repurchase Agreements (a) — 72.5%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $11,329,412
(Cost $11,327,746) $ 11,327,746 $ 11,327,746
Total Investments — 72.5%
(Cost $11,327,746) 11,327,746
Other assets less liabilities — 27.5% 4,287,723
Net Assets — 100.0% $ 15,615,469
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (1,265,724)
Net unrealized depreciation $ (1,265,724)
Federal income tax cost $ 11,327,746
Swap Agreements
a,f
Ultra MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
7,983,740 3/6/2025
Bank of
America NA 5.58%
iShares
®
MSCI
Emerging Markets
ETF (291,266) — 291,266 —
2,336,507 11/14/2024 Citibank NA 5.48%
iShares
®
MSCI
Emerging Markets
ETF (147,691) — 147,691 —
8,281,867 3/6/2025
Goldman Sachs
International 5.63%
iShares
®
MSCI
Emerging Markets
ETF (346,115) — 346,115 —
99,039 11/14/2024
Morgan
Stanley & Co.
International plc 5.78%
iShares
®
MSCI
Emerging Markets
ETF (2,525) — 2,525 —
4,778,117 11/14/2024
Societe
Generale 5.28%
iShares
®
MSCI
Emerging Markets
ETF (167,940) — 167,940 —
7,713,910 11/14/2024 UBS AG 5.13%
iShares
®
MSCI
Emerging Markets
ETF (310,187) — 310,187 —
31,193,180 (1,265,724)
Total Unrealized
Depreciation
(1,265,724)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRA MSCI JAPAN :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
52
EZJ
::
See accompanying notes to the financial statements.
Investments Shares Value
Exchange Traded Funds — 44.5%
iShares MSCI Japan ETF
(Cost $2,509,826) 46,250 $ 2,895,713
Principal
Amount
Short-Term Investments — 26.4%
Repurchase Agreements (a) — 26.4%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $1,720,138
(Cost $1,719,883) $ 1,719,883 1,719,883
Total Investments — 70.9%
(Cost $4,229,709) 4,615,596
Other assets less liabilities — 29.1% 1,891,522
Net Assets — 100.0% $ 6,507,118
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 726,338
Aggregate gross unrealized depreciation (310,780)
Net unrealized appreciation $ 415,558
Federal income tax cost $ 4,229,709
Swap Agreements
a,f
Ultra MSCI Japan had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
1,819,621 12/14/2023
Bank of
America NA 5.68%
iShares
®
MSCI
Japan ETF (129,622) — 129,622 —
3,169,466 4/10/2025 Citibank NA 5.83%
iShares
®
MSCI
Japan ETF 233,035 — — 233,035
849,960 3/6/2025
Goldman Sachs
International 5.83%
iShares
®
MSCI
Japan ETF 22,654 — — 22,654
184,587 11/14/2024
Morgan
Stanley & Co.
International plc 5.78%
iShares
®
MSCI
Japan ETF 7,424 — — 7,424
2,003,274 11/14/2024
Societe
Generale 5.68%
iShares
®
MSCI
Japan ETF (181,158) — 181,158 —
2,087,801 11/14/2024 UBS AG 5.33%
iShares
®
MSCI
Japan ETF 77,338 (77,338) — —
10,114,709 29,671
Total Unrealized
Appreciation
340,451
Total Unrealized
Depreciation
(310,780)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA NASDAQ BIOTECHNOLOGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
53
BIB
::
See accompanying notes to the financial statements.
Percentage
of Net
Assets Shares Value
Common Stocks — 79.6%
Abcam plc, ADR*
(Biotechnology) 0.4% 13,688 $ 328,101
ACADIA
Pharmaceuticals, Inc.*
(Biotechnology) 0.3% 10,442 232,648
Alkermes plc*
(Biotechnology) 0.3% 10,617 256,294
Alnylam
Pharmaceuticals, Inc.*
(Biotechnology) 1.8% 7,973 1,341,457
Amgen, Inc.
(Biotechnology) 7.4% 20,457 5,516,025
Amicus Therapeutics,
Inc.* (Biotechnology) 0.3% 18,312 201,798
Apellis Pharmaceuticals,
Inc.* (Biotechnology) 0.5% 7,509 404,510
Argenx SE, ADR*
(Biotechnology) 1.2% 1,898 855,258
Ascendis Pharma A/S,
ADR* (Biotechnology) 0.5% 3,640 365,565
AstraZeneca plc, ADR
(Pharmaceuticals) 3.2% 37,154 2,399,777
Axsome Therapeutics,
Inc.*(a)
(Pharmaceuticals) 0.3% 3,009 202,957
BeiGene Ltd., ADR*
(Biotechnology) 0.7% 2,683 501,560
Biogen, Inc.*
(Biotechnology) 2.9% 9,238 2,162,431
BioMarin
Pharmaceutical, Inc.*
(Biotechnology) 1.5% 12,001 1,093,051
BioNTech SE, ADR*
(Biotechnology) 0.8% 5,959 598,343
Blueprint
Medicines Corp.*
(Biotechnology) 0.4% 3,868 269,368
Bridgebio Pharma, Inc.*
(Biotechnology) 0.4% 10,361 297,464
CRISPR Therapeutics
AG*(a)
(Biotechnology) 0.5% 5,064 337,921
Cytokinetics, Inc.*
(Biotechnology) 0.3% 6,122 204,965
Exelixis , Inc.*
(Biotechnology) 0.6% 20,304 442,830
Gilead Sciences, Inc.
(Biotechnology) 7.0% 68,562 5,251,849
Halozyme Therapeutics,
Inc.* (Biotechnology) 0.4% 8,413 324,826
Illumina, Inc.* (Life
Sciences Tools &
Services) 1.4% 10,097 1,029,389
ImmunoGen , Inc.*
(Biotechnology) 0.6% 15,877 465,990
Immunovant , Inc.*
(Biotechnology) 0.5% 9,219 360,739
Incyte Corp.*
(Biotechnology) 1.0% 14,291 776,573
Insmed , Inc.*
(Biotechnology) 0.3% 9,171 229,458
Percentage
of Net
Assets Shares Value
Common Stocks (continued)
Intra-Cellular
Therapies, Inc.*
(Pharmaceuticals) 0.5% 6,128 $ 376,075
Ionis Pharmaceuticals,
Inc.* (Biotechnology) 0.6% 9,141 452,205
Jazz Pharmaceuticals
plc* (Pharmaceuticals) 0.6% 4,026 475,994
Karuna Therapeutics,
Inc.* (Biotechnology) 0.6% 2,402 459,286
Legend Biotech Corp.,
ADR* (Biotechnology) 0.4% 5,081 309,026
Madrigal
Pharmaceuticals, Inc.*
(Biotechnology) 0.3% 1,178 239,487
Medpace Holdings, Inc.*
(Life Sciences Tools &
Services) 0.7% 1,949 527,633
Mirati Therapeutics,
Inc.* (Biotechnology) 0.3% 4,354 247,090
Moderna, Inc.*
(Biotechnology) 2.5% 24,272 1,885,934
Neurocrine Biosciences,
Inc.* (Biotechnology) 1.0% 6,226 725,889
Nuvalent , Inc., Class
A*(a) (Biotechnology) 0.3% 3,630 237,293
Regeneron
Pharmaceuticals, Inc.*
(Biotechnology) 7.0% 6,345 5,227,074
REVOLUTION
Medicines, Inc.*
(Biotechnology) 0.3% 10,774 251,357
Roivant Sciences Ltd.*
(Biotechnology) 0.6% 49,218 470,524
Royalty Pharma
plc, Class A
(Pharmaceuticals) 1.0% 28,631 775,041
Sanofi SA, ADR
(Pharmaceuticals) 1.1% 17,986 840,845
Sarepta Therapeutics,
Inc.* (Biotechnology) 0.7% 5,949 483,535
Seagen , Inc.*
(Biotechnology) 3.4% 11,970 2,552,124
Ultragenyx
Pharmaceutical, Inc.*
(Biotechnology) 0.3% 5,231 203,224
United Therapeutics
Corp.*
(Biotechnology) 1.0% 2,994 718,560
Vaxcyte , Inc.*
(Biotechnology) 0.4% 5,985 309,843
Vertex Pharmaceuticals,
Inc.* (Biotechnology) 7.2% 15,054 5,341,310
Viatris , Inc.
(Pharmaceuticals) 0.9% 76,502 702,288
Other Common
Stocks(a) 12.4% 1,279,163 9,256,800
Total Common Stocks
(Cost $81,028,630)
59,519,584

See accompanying notes to the financial statements.
ULTRA NASDAQ BIOTECHNOLOGY :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
54
BIB
::
Percentage
of Net
Assets
No. of
Rights Value
Right — 0.0%(b)
Achillion
Pharmaceuticals, Inc.,
CVR*(c)(d)
(Cost $11,641) 0.0% 25,307 $ 11,641
Shares
Securities Lending Reinvestments (e) — 1.5%
Investment Companies — 1.5%
Invesco Government
& Agency Portfolio,
Institutional Class
5.28% (f)
(Cost $1,086,650) 1.5% 1,086,650 1,086,650
Principal
Amount
Short-Term Investments — 5.7%
Repurchase Agreements (g) — 5.7%
Repurchase Agreements with various
counterparties, rates 5.10% - 5.31%,
dated 11/30/2023, due 12/1/2023,
total to be received $4,255,525
(Cost $4,254,900) $ 4,254,900 4,254,900
Total Investments — 86.8%
(Cost $86,381,821) 64,872,775
Other assets less liabilities — 13.2% 9,894,138
Net assets — 100.0% $ 74,766,913
* Non-income producing security.
(a) The security or a portion of this security is on loan at November
30, 2023. The total value of securities on loan at November
30, 2023 was $1,201,835, collateralized in the form of cash
with a value of $1,086,650 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $189,224 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from
December 5, 2023 – November 15, 2053. The total value of
collateral is $1,275,874.
(b) Represents less than 0.05% of net assets.
(c) Illiquid security.
(d) Security fair valued as of November 30, 2023 in accordance with procedures approved by the Board of Trustees. Total
value of all such securities at November 30, 2023 amounted to
$11,641, which represents approximately 0.02% of net assets
of the Fund.
(e) The security was purchased with cash collateral held from securities on loan at November 30, 2023. The total value of
securities purchased was $1,086,650.
(f) Rate shown is the 7-day yield as of November 30, 2023.
(g) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
CVR Contingent Value Rights - No defined expiration
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 7,497,039
Aggregate gross unrealized depreciation (39,189,346)
Net unrealized depreciation $ (31,692,307)
Federal income tax cost $ 86,963,231

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA NASDAQ BIOTECHNOLOGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
55
BIB
::
Swap Agreements
a
Ultra Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
18,428,951 3/6/2025
Bank of
America NA 5.48%
Nasdaq
Biotechnology
Index
®
(3,634,252) — 3,634,252 —
19,366,476 11/6/2025
BNP Paribas
SA 5.63%
Nasdaq
Biotechnology
Index
®
(43,962) — 43,962 —
10,456,115 3/6/2025 Citibank NA 5.48%
Nasdaq
Biotechnology
Index
®
(1,992,100) — 1,992,100 —
2,510,397 11/7/2024
Goldman Sachs
International 5.93%
Nasdaq
Biotechnology
Index
®
(245,631) — 245,631 —
2,645,990 3/6/2024
Morgan
Stanley & Co.
International plc 5.78%
Nasdaq
Biotechnology
Index
®
(315,942) — 315,942 —
8,445,472 11/14/2024
Societe
Generale 5.88%
Nasdaq
Biotechnology
Index
®
(170,215) — 170,215 —
28,040,519 11/7/2024 UBS AG 5.33%
Nasdaq
Biotechnology
Index
®
(3,199,749) — 3,199,749 —
89,893,920 (9,601,851)
Total Unrealized
Depreciation
(9,601,851)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
Ultra Nasdaq Biotechnology invested, as a percentage of net assets, in the following industries, as of November 30, 2023:
Biotechnology 66.6%
Health Care Equipment & Supplies 0.1%
Health Care Providers & Services 0.4%
Life Sciences Tools & Services 2.6%
Pharmaceuticals 9.9%
Other
a
20.4%
100.0%
a
Includes any non-equity securities and net other assets (liabilities).

ULTRA NASDAQ CLOUD COMPUTING :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
56
SKYU
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 85.0%
Broadline Retail — 3.4%
Amazon.com, Inc.* 727 $ 106,207
Communications Equipment — 5.4%
Arista Networks, Inc.* 514 112,931
Cisco Systems, Inc. 1,166 56,411
169,342
Diversified Telecommunication Services — 0.9%
Lumen Technologies, Inc.* 21,444 28,092
Financial Services — 0.4%
Toast, Inc., Class
a
A * 754 11,212
Health Care Technology — 0.4%
Veeva Systems, Inc., Class
a
A * 80 13,945
Interactive Media & Services — 3.5%
Alphabet, Inc., Class
a
A * 736 97,542
Eventbrite, Inc., Class
a
A * 1,650 11,633
109,175
IT Services — 19.2%
Akamai Technologies, Inc.* 636 73,477
Cloudflare, Inc., Class
a
A * 1,028 79,310
DigitalOcean Holdings, Inc.* 1,434 42,475
Fastly, Inc., Class
a
A * 2,107 34,997
International Business Machines
Corp. 683 108,297
MongoDB, Inc., Class
a
A * 219 91,047
Shopify, Inc., Class
a
A * 754 54,906
Snowflake, Inc., Class
a
A * 107 20,082
Squarespace, Inc., Class
a
A * 554 15,529
Twilio, Inc., Class
a
A * 787 50,903
Wix.com Ltd.* 338 34,307
605,330
Media — 0.5%
Trade Desk, Inc. (The), Class
a
A * 209 14,726
Professional Services — 0.7%
Paycom Software, Inc. 57 10,355
Paylocity Holding Corp.* 83 13,003
23,358
Software — 42.1%
Adobe, Inc.* 90 54,991
Appfolio , Inc., Class
a
A * 87 16,465
Appian Corp., Class
a
A * 686 24,861
AppLovin Corp., Class
a
A * 1,160 43,477
Asana, Inc., Class
a
A * 778 16,346
Atlassian Corp., Class
a
A * 246 46,974
Blackbaud, Inc.* 220 16,553
BlackLine , Inc.* 278 16,082
Box, Inc., Class
a
A * 631 16,513
Investments Shares Value
Common Stocks (continued)
Confluent, Inc., Class
a
A * 1,515 $ 32,148
Crowdstrike Holdings, Inc.,
Class
a
A * 103 24,410
Datadog, Inc., Class
a
A * 173 20,167
DocuSign, Inc., Class
a
A * 332 14,309
Domo, Inc., Class
a
B * 730 6,928
Dropbox, Inc., Class
a
A * 601 16,936
Elastic NV* 270 21,697
Everbridge, Inc.* 674 13,723
Gitlab, Inc., Class
a
A * 1,058 51,144
HashiCorp , Inc., Class
a
A * 1,719 36,821
HubSpot, Inc.* 92 45,441
Intuit, Inc. 31 17,715
Microsoft Corp. 306 115,946
Nutanix, Inc., Class
a
A * 3,224 138,922
Open Text Corp. 415 16,658
Oracle Corp. 833 96,803
Palo Alto Networks, Inc.* 69 20,361
Q2 Holdings, Inc.* 486 17,263
Qualys, Inc.* 107 19,778
RingCentral, Inc., Class
a
A * 1,451 41,295
Salesforce, Inc.* 226 56,929
SAP SE, ADR 239 38,030
ServiceNow, Inc.* 85 58,288
Smartsheet, Inc., Class
a
A * 400 16,952
Sprout Social, Inc., Class
a
A * 312 17,753
Workday, Inc., Class
a
A * 68 18,409
Workiva, Inc., Class
a
A * 448 43,084
Zoom Video Communications,
Inc., Class
a
A * 235 15,940
Zscaler , Inc.* 107 21,136
Zuora, Inc., Class
a
A * 1,834 16,726
1,323,974
Technology Hardware, Storage & Peripherals — 8.5%
Dell Technologies, Inc., Class
a
C 891 67,600
Hewlett Packard Enterprise Co. 2,951 49,902
NetApp, Inc. 654 59,769
Pure Storage, Inc., Class
a
A * 2,740 91,269
268,540
Total Common Stocks
(Cost $2,462,255)
2,673,901
Principal
Amount
Short-Term Investments — 3.9%
Repurchase Agreements (a) — 3.9%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $121,469
(Cost $121,451) $ 121,451 121,451
Total Investments — 88.9%
(Cost $2,583,706) 2,795,352
Other assets less liabilities — 11.1% 348,369
Net Assets — 100.0% $ 3,143,721

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA NASDAQ CLOUD COMPUTING
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
57
SKYU
::
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 459,566
Aggregate gross unrealized depreciation (123,200)
Net unrealized appreciation $ 336,366
Federal income tax cost $ 2,686,137
Swap Agreements
a
Ultra Nasdaq Cloud Computing had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
1,264,576 5/6/2025
Bank of
America NA 5.43%
ISE Cloud
Computing Index 50,086 — — 50,086
2,111,261 11/6/2025
BNP Paribas
SA 5.78%
ISE Cloud
Computing Index 152,342 — — 152,342
97,205 11/7/2024
Goldman Sachs
International 5.93%
ISE Cloud
Computing Index 6,852 — — 6,852
141,720 3/6/2024 UBS AG 5.88%
ISE Cloud
Computing Index 17,871 — — 17,871
3,614,762 227,151
Total Unrealized
Appreciation
227,151
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRA NASDAQ CYBERSECURITY :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
58
UCYB
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 38.6%
Repurchase Agreements (a) — 38.6%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $782,392
(Cost $782,278) $ 782,278 $ 782,278
Total Investments — 38.6%
(Cost $782,278) 782,278
Other assets less liabilities — 61.4% 1,245,267
Net Assets — 100.0% $ 2,027,545
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 514,480
Aggregate gross unrealized depreciation —
Net unrealized appreciation $ 514,480
Federal income tax cost $ 782,278
Swap Agreements
a
Ultra Nasdaq Cybersecurity had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
1,594,294 3/6/2024
Bank of
America NA 5.58%
First Trust Nasdaq
Cybersecurity ETF 273,104 (268,238) (1,069) 3,797
1,759,144 11/6/2025
BNP Paribas
SA 5.83%
First Trust Nasdaq
Cybersecurity ETF 134,377 — — 134,377
455,829 11/7/2024
Goldman Sachs
International 5.93%
First Trust Nasdaq
Cybersecurity ETF 79,649 — — 79,649
256,680 3/6/2024 UBS AG 5.83%
First Trust Nasdaq
Cybersecurity ETF 27,350 — — 27,350
4,065,947 514,480
Total Unrealized
Appreciation
514,480
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA QQQ
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
59
QLD
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 67.2%
Automobiles — 2.0%
Lucid Group, Inc.*(a) 627,007 $ 2,645,970
Tesla, Inc.* 408,092 97,974,727
100,620,697
Beverages — 1.8%
Keurig Dr Pepper, Inc. 385,379 12,166,415
Monster Beverage Corp.* 289,031 15,940,060
PepsiCo, Inc. 379,872 63,928,659
92,035,134
Biotechnology — 2.8%
Amgen, Inc. 147,663 39,815,851
Biogen, Inc.* 39,867 9,332,067
Gilead Sciences, Inc. 343,850 26,338,910
Moderna, Inc.* 105,100 8,166,270
Regeneron Pharmaceuticals,
Inc.* 29,482 24,287,567
Seagen , Inc.* 51,644 11,011,017
Vertex Pharmaceuticals, Inc.* 71,285 25,292,631
144,244,313
Broadline Retail — 4.9%
Amazon.com, Inc.* 1,326,887 193,844,922
eBay, Inc. 146,736 6,017,643
JD.com, Inc., ADR 125,040 3,429,847
MercadoLibre , Inc.* 13,739 22,263,500
PDD Holdings, Inc., ADR* 179,702 26,495,263
252,051,175
Commercial Services & Supplies — 0.6%
Cintas Corp. 28,006 15,494,319
Copart, Inc.* 263,313 13,223,579
28,717,898
Communications Equipment — 1.1%
Cisco Systems, Inc. 1,124,176 54,387,635
Consumer Staples Distribution & Retail — 1.6%
Costco Wholesale Corp. 122,413 72,559,082
Dollar Tree, Inc.* 60,609 7,490,666
Walgreens Boots Alliance, Inc. 238,304 4,751,782
84,801,530
Electric Utilities — 0.8%
American Electric Power Co.,
Inc. 142,204 11,312,328
Constellation Energy Corp. 88,790 10,747,142
Exelon Corp. 274,506 10,571,226
Xcel Energy, Inc. 152,026 9,249,262
41,879,958
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 278,318 9,393,233
Entertainment — 1.5%
Electronic Arts, Inc. 74,609 10,296,788
Investments Shares Value
Common Stocks (continued)
Netflix, Inc.* 122,289 $ 57,961,317
Warner Bros Discovery, Inc.* 672,369 7,026,256
75,284,361
Financial Services — 0.3%
PayPal Holdings, Inc.* 302,874 17,448,571
Food Products — 0.7%
Kraft Heinz Co. (The) 338,840 11,896,673
Mondelez International, Inc.,
Class
a
A 375,371 26,673,863
38,570,536
Ground Transportation — 0.6%
CSX Corp. 553,445 17,876,273
Old Dominion Freight Line, Inc. 30,064 11,696,700
29,572,973
Health Care Equipment & Supplies — 1.3%
Align Technology, Inc.* 21,229 4,538,760
Dexcom, Inc.* 107,060 12,367,571
GE HealthCare Technologies,
Inc. 125,526 8,593,510
IDEXX Laboratories, Inc.* 22,914 10,673,800
Intuitive Surgical, Inc.* 96,924 30,127,856
66,301,497
Hotels, Restaurants & Leisure — 1.8%
Airbnb, Inc., Class
a
A * 117,533 14,849,119
Booking Holdings, Inc.* 9,865 30,835,031
Marriott International, Inc.,
Class
a
A 82,409 16,704,304
Starbucks Corp. 315,973 31,376,119
93,764,573
Industrial Conglomerates — 0.7%
Honeywell International, Inc. 183,198 35,892,152
Interactive Media & Services — 6.5%
Alphabet, Inc., Class
a
A * 763,179 101,144,113
Alphabet, Inc., Class
a
C * 745,954 99,898,160
Meta Platforms, Inc., Class
a
A * 400,570 131,046,475
332,088,748
IT Services — 0.2%
Cognizant Technology Solutions
Corp., Class
a
A 139,279 9,802,456
Life Sciences Tools & Services — 0.1%
Illumina, Inc.* 43,694 4,454,603
Machinery — 0.3%
PACCAR, Inc. 144,311 13,250,636
Media — 1.5%
Charter Communications, Inc.,
Class
a
A * 41,236 16,499,761

See accompanying notes to the financial statements.
ULTRA QQQ :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
60
QLD
::
Investments Shares Value
Common Stocks (continued)
Comcast Corp., Class
a
A 1,135,314 $ 47,558,303
Sirius XM Holdings, Inc.(a) 1,060,163 4,961,563
Trade Desk, Inc. (The), Class
a
A * 123,046 8,669,821
77,689,448
Oil, Gas & Consumable Fuels — 0.1%
Diamondback Energy, Inc. 49,379 7,624,611
Pharmaceuticals — 0.2%
AstraZeneca plc, ADR 160,837 10,388,462
Professional Services — 0.9%
Automatic Data Processing, Inc. 113,741 26,151,331
Paychex, Inc. 99,534 12,140,162
Verisk Analytics, Inc., Class
a
A 39,907 9,634,747
47,926,240
Real Estate Management & Development — 0.2%
CoStar Group, Inc.* 112,727 9,360,850
Semiconductors & Semiconductor Equipment — 12.6%
Advanced Micro Devices, Inc.* 445,530 53,980,415
Analog Devices, Inc. 137,523 25,218,968
Applied Materials, Inc. 230,511 34,525,938
ASML Holding NV (Registered),
NYRS 23,917 16,353,488
Broadcom, Inc. 113,960 105,496,191
Enphase Energy, Inc.* 37,501 3,788,351
GLOBALFOUNDRIES, Inc.*(a) 150,927 8,103,271
Intel Corp. 1,155,349 51,644,100
KLA Corp. 37,631 20,494,595
Lam Research Corp. 36,442 26,089,557
Marvell Technology, Inc. 238,080 13,268,198
Microchip Technology, Inc. 150,096 12,524,010
Micron Technology, Inc. 302,085 22,994,710
NVIDIA Corp. 317,720 148,597,644
NXP Semiconductors NV 71,133 14,516,823
ON Semiconductor Corp.* 119,100 8,495,403
QUALCOMM, Inc. 307,980 39,744,819
Texas Instruments, Inc. 250,350 38,230,948
644,067,429
Software — 12.5%
Adobe, Inc.* 125,802 76,866,280
ANSYS, Inc.* 23,941 7,023,332
Atlassian Corp., Class
a
A * 42,229 8,063,627
Autodesk, Inc.* 58,995 12,886,278
Cadence Design Systems, Inc.* 74,936 20,477,761
Crowdstrike Holdings, Inc.,
Class
a
A * 62,430 14,795,286
Datadog, Inc., Class
a
A * 82,360 9,600,705
Fortinet, Inc.* 216,563 11,382,551
Intuit, Inc. 77,219 44,127,570
Microsoft Corp. 955,517 362,054,946
Palo Alto Networks, Inc.* 84,483 24,930,088
Synopsys, Inc.* 42,099 22,869,440
Workday, Inc., Class
a
A * 57,221 15,490,869
Investments Shares Value
Common Stocks (continued)
Zoom Video Communications,
Inc., Class
a
A * 70,247 $ 4,764,854
Zscaler , Inc.* 40,209 7,942,484
643,276,071
Specialty Retail — 0.6%
O'Reilly Automotive, Inc.* 16,689 16,394,940
Ross Stores, Inc. 94,014 12,257,545
28,652,485
Technology Hardware, Storage & Peripherals — 7.4%
Apple, Inc. 2,011,147 382,017,373
Textiles, Apparel & Luxury Goods — 0.3%
Lululemon Athletica, Inc.* 33,442 14,941,886
Trading Companies & Distributors — 0.2%
Fastenal Co. 157,507 9,445,695
Wireless Telecommunication Services — 0.9%
T-Mobile US, Inc. 324,436 48,811,396
Total Common Stocks
(Cost $3,415,528,906)
3,448,764,625
Securities Lending Reinvestments (b) — 0.3%
Investment Companies — 0.3%
Invesco Government & Agency Portfolio,
Institutional Class 5.28% (c)
(Cost $13,124,320) 13,124,320 13,124,320
Principal
Amount
Short-Term Investments — 13.7%
Repurchase Agreements (d) — 3.4%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%,
dated 11/30/2023, due
12/1/2023, total to be received
$173,332,676
(Cost $173,307,186) $ 173,307,186 173,307,186
U.S. Treasury Obligations (e) — 10.3%
U.S. Treasury Bills
5.39%, 12/5/2023 (f) 35,000,000 34,979,517
5.38%, 12/12/2023 (f) 25,000,000 24,959,773
5.30%, 1/16/2024 (f) 50,000,000 49,663,146
5.30%, 1/23/2024 (f) 50,000,000 49,612,529
5.37%, 2/1/2024 (f) 50,000,000 49,547,593
5.32%, 2/6/2024 (f) 25,000,000 24,755,768
5.31%, 2/15/2024 (f) 40,000,000 39,557,568
5.31%, 2/27/2024 (f) 50,000,000 49,359,327
5.46%, 3/28/2024 (f) 75,000,000 73,719,209
5.32%, 4/25/2024 (f) 50,000,000 48,952,991
5.31%, 5/2/2024 (f) 40,000,000 39,123,310

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA QQQ
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
61
QLD
::
Investments
Principal
Amount Value
U.S. Treasury Obligations (e) (continued)
5.39%, 5/9/2024 (f) $ 45,000,000 $ 43,967,466
Total U.S. Treasury Obligations
(Cost $528,141,697) 528,198,197
Total Short-Term Investments
(Cost $701,448,883) 701,505,383
Total Investments — 81.2%
(Cost $4,130,102,109) 4,163,394,328
Other assets less liabilities — 18.8% 962,976,902
Net Assets — 100.0% $ 5,126,371,230
* Non-income producing security.
(a) The security or a portion of this security is on loan at November
30, 2023. The total value of securities on loan at November 30,
2023 was $13,464,075, collateralized in the form of cash with a value of $13,124,320 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $1,167,161 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from December 5, 2023 – November 15, 2053. The total value of collateral is $14,291,481.
(b) The security was purchased with cash collateral held from securities on loan at November 30, 2023. The total value of
securities purchased was $13,124,320.
(c) Rate shown is the 7-day yield as of November 30, 2023.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(e) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $328,237,564.
(f) The rate shown was the current yield as of November 30, 2023.
Abbreviations
ADR American Depositary Receipt
NYRS New York Registry Shares
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,043,630,476
Aggregate gross unrealized depreciation (246,152,215)
Net unrealized appreciation $ 797,478,261
Federal income tax cost $ 4,155,413,726
Futures Contracts Purchased
Ultra QQQ had the following open long futures contracts as of November 30, 2023:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Nasdaq 100 E-Mini Index 836 12/15/2023 U.S. Dollar $ 267,277,560 $ 18,690,360

See accompanying notes to the financial statements.
ULTRA QQQ :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
62
QLD
::
Swap Agreements
a
Ultra QQQ had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
536,582,034 3/6/2025
Bank of
America NA 5.98% Nasdaq-100 Index
®
14,639,137 (14,637,382) (1,755) —
716,075,311 11/6/2025
Barclays
Capital 5.93% Nasdaq-100 Index
®
26,565,087 (26,498,137) (66,950) —
631,280,486 2/11/2025
BNP Paribas
SA 5.98% Nasdaq-100 Index
®
65,015,876 (64,837,951) (177,925) —
401,104,879 3/6/2025 Citibank NA 6.08% Nasdaq-100 Index
®
36,830,799 (36,763,063) (67,736) —
492,677,548 4/8/2024
Goldman Sachs
International 5.93% Nasdaq-100 Index
®
104,527,557
1,153,267,105 11/7/2024
Goldman Sachs
International 5.73%
PowerShares QQQ
Trust
SM
, Series 1 109,399,869
1,645,944,653 213,927,426 (213,927,426) — —
597,742,116 11/6/2024
J.P. Morgan
Securities 5.73% Nasdaq-100 Index
®
22,852,450 (22,852,450) — —
321,493,111 3/6/2024
Morgan
Stanley & Co.
International plc 5.88% Nasdaq-100 Index
®
79,798,814
643,896,437 3/6/2024
Morgan
Stanley & Co.
International plc 5.88%
PowerShares QQQ
Trust
SM
, Series 1 94,743,560
965,389,548 174,542,374 (173,714,311) (828,063) —
618,139,441 4/8/2024
Societe
Generale 6.28% Nasdaq-100 Index
®
86,321,637 (86,014,860) (306,777) —
427,004,219 11/7/2024 UBS AG 6.13% Nasdaq-100 Index
®
130,112,513 (130,112,513) — —
6,539,262,687 770,807,299
Total Unrealized
Appreciation
770,807,299
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA REAL ESTATE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
63
URE
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 73.0%
Health Care REITs — 6.0%
Healthpeak Properties, Inc.,
REIT 25,347 $ 439,010
Ventas, Inc., REIT 18,644 854,641
Welltower, Inc., REIT 25,554 2,276,861
3,570,512
Hotel & Resort REITs — 1.0%
Host Hotels & Resorts, Inc.,
REIT 32,972 576,021
Industrial REITs — 8.3%
Prologis, Inc., REIT 42,806 4,919,694
Office REITs — 2.0%
Alexandria Real Estate Equities,
Inc., REIT 7,215 789,321
Boston Properties, Inc., REIT 6,687 380,691
1,170,012
Real Estate Management & Development — 4.6%
CBRE Group, Inc., Class
a
A * 14,356 1,133,550
CoStar Group, Inc.* 18,920 1,571,117
2,704,667
Residential REITs — 8.7%
AvalonBay Communities, Inc.,
REIT 6,580 1,137,945
Camden Property Trust, REIT 4,947 446,516
Equity Residential, REIT 15,981 908,360
Essex Property Trust, Inc., REIT 2,974 634,830
Invitation Homes, Inc., REIT 26,653 889,144
Mid-America Apartment
Communities, Inc., REIT 5,406 672,939
UDR, Inc., REIT 14,045 469,103
5,158,837
Retail REITs — 8.5%
Federal Realty Investment Trust,
REIT 3,400 325,006
Kimco Realty Corp., REIT 28,722 554,909
Realty Income Corp., REIT 32,838 1,771,939
Regency Centers Corp., REIT 7,613 477,944
Simon Property Group, Inc.,
REIT 15,160 1,893,332
5,023,130
Specialized REITs — 33.9%
American Tower Corp., REIT 21,599 4,509,439
Crown Castle, Inc., REIT 20,094 2,356,624
Digital Realty Trust, Inc., REIT 14,026 1,946,528
Equinix, Inc., REIT 4,335 3,533,068
Extra Space Storage, Inc., REIT 9,781 1,273,193
Iron Mountain, Inc., REIT 13,523 867,501
Public Storage, REIT 7,332 1,897,228
Investments Shares Value
Common Stocks (continued)
SBA Communications Corp.,
Class
a
A , REIT 5,022 $ 1,240,233
VICI Properties, Inc., Class
a
A ,
REIT 46,956 1,403,515
Weyerhaeuser Co., REIT 33,848 1,061,135
20,088,464
Total Common Stocks
(Cost $47,625,654)
43,211,337
Principal
Amount
Short-Term Investments — 8.6%
Repurchase Agreements (a) — 8.6%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $5,116,185
(Cost $5,115,432) $ 5,115,432 5,115,432
Total Investments — 81.6%
(Cost $52,741,086) 48,326,769
Other assets less liabilities — 18.4% 10,886,216
Net Assets — 100.0% $ 59,212,985
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,717,496
Aggregate gross unrealized depreciation (9,227,455)
Net unrealized depreciation $ (7,509,959)
Federal income tax cost $ 55,430,814

See accompanying notes to the financial statements.
ULTRA REAL ESTATE :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
64
URE
::
Swap Agreements
a
Ultra Real Estate had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
14,463,692 3/6/2025
Bank of
America NA 6.28%
S&P Real Estate
Select Sector index
f
243,248 — — 243,248
12,229,238 3/6/2025
BNP Paribas
SA 5.93%
S&P Real Estate
Select Sector index
f
175,087 — (4,174) 170,913
3,308,013 4/7/2025 Citibank NA 5.83%
S&P Real Estate
Select Sector index
f
(15,737) — 15,737 —
6,477,455 3/6/2025
Goldman Sachs
International 5.93%
S&P Real Estate
Select Sector index
f
(7,662) — 7,662 —
3,421,605 3/6/2025
Societe
Generale 6.23%
S&P Real Estate
Select Sector index
f
45,853 — — 45,853
35,298,359 3/6/2025 UBS AG 5.58%
S&P Real Estate
Select Sector index
f
(846,703) — 846,703 —
75,198,362 (405,914)
Total Unrealized
Appreciation
464,188
Total Unrealized
Depreciation
(870,102)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA RUSSELL2000
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
65
UWM
::
See accompanying notes to the financial statements.
Percentage
of Net
Assets Shares Value
Common Stocks (a) — 62.1%
API Group Corp.*
(Construction &
Engineering) 0.2% 9,707 $ 294,607
Applied Industrial
Technologies, Inc.
(Trading Companies &
Distributors) 0.2% 1,791 286,685
ATI, Inc.* (Metals &
Mining) 0.2% 5,986 263,085
Atkore, Inc.* (Electrical
Equipment) 0.1% 1,794 233,041
BellRing Brands, Inc.*
(Personal Care
Products) 0.2% 6,220 329,038
ChampionX Corp.
(Energy Equipment &
Services) 0.2% 9,234 270,741
Chart Industries, Inc.*
(Machinery) 0.2% 1,994 259,280
Chord Energy Corp. (Oil,
Gas & Consumable
Fuels) 0.2% 1,941 314,714
Civitas Resources,
Inc. (Oil, Gas &
Consumable Fuels) 0.1% 3,214 220,770
Comfort Systems USA,
Inc. (Construction &
Engineering) 0.2% 1,642 317,858
Commercial Metals Co.
(Metals & Mining) 0.1% 5,436 246,414
Duolingo, Inc., Class A*
(Diversified Consumer
Services) 0.2% 1,332 282,770
elf Beauty, Inc.*
(Personal Care
Products) 0.2% 2,476 292,391
Ensign Group, Inc.
(The) (Health Care
Providers & Services) 0.2% 2,529 270,780
Essent Group Ltd.
(Financial Services) 0.1% 4,913 237,494
Fabrinet* (Electronic
Equipment,
Instruments &
Components) 0.2% 1,708 276,525
Fluor Corp.*
(Construction &
Engineering) 0.1% 6,619 251,721
Halozyme Therapeutics,
Inc.* (Biotechnology) 0.1% 6,021 232,471
HealthEquity, Inc.*
(Health Care
Providers & Services) 0.2% 3,900 261,378
ImmunoGen , Inc.*
(Biotechnology) 0.2% 11,113 326,167
Intra-Cellular
Therapies, Inc.*
(Pharmaceuticals) 0.2% 4,345 266,653
Lantheus Holdings,
Inc.* (Health Care
Equipment &
Supplies) 0.1% 3,155 225,961
Percentage
of Net
Assets Shares Value
Common Stocks(a) (continued)
Light & Wonder, Inc.*
(Hotels, Restaurants
& Leisure) 0.2% 4,235 $ 374,459
Matador Resources
Co. (Oil, Gas &
Consumable Fuels) 0.2% 5,259 304,391
Maximus, Inc.
(Professional
Services) 0.1% 2,822 235,609
Meritage Homes Corp.
(Household Durables) 0.1% 1,690 238,797
MicroStrategy, Inc.,
Class A* (Software) 0.2% 511 254,631
Murphy Oil Corp. (Oil,
Gas & Consumable
Fuels) 0.2% 6,896 294,942
Noble Corp. plc
(Energy Equipment &
Services) 0.1% 5,135 236,929
Novanta , Inc.*
(Electronic
Equipment,
Instruments &
Components) 0.1% 1,662 240,059
Onto Innovation, Inc.*
(Semiconductors
& Semiconductor
Equipment) 0.2% 2,278 321,221
Option Care Health,
Inc.* (Health Care
Providers & Services) 0.1% 7,892 234,787
PBF Energy, Inc.,
Class A (Oil, Gas &
Consumable Fuels) 0.1% 5,282 234,521
Permian Resources
Corp., Class A (Oil,
Gas & Consumable
Fuels) 0.1% 16,608 218,229
Qualys, Inc.* (Software) 0.2% 1,727 319,219
Rambus, Inc.*
(Semiconductors
& Semiconductor
Equipment) 0.2% 5,060 342,410
Ryman Hospitality
Properties, Inc., REIT
(Hotel & Resort REITs) 0.2% 2,680 268,938
Selective Insurance
Group, Inc.
(Insurance) 0.2% 2,794 284,122
Simpson Manufacturing
Co., Inc. (Building
Products) 0.2% 1,991 332,437
SouthState Corp.
(Banks) 0.2% 3,533 261,619
SPS Commerce, Inc.*
(Software) 0.2% 1,704 293,565
Super Micro Computer,
Inc.* (Technology
Hardware, Storage &
Peripherals) 0.4% 2,150 587,961
Taylor Morrison Home
Corp., Class A*
(Household Durables) 0.1% 4,882 220,178

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: NOVEMBER 30, 2023
(
UNAUDITED
)
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
66
UWM
::
Percentage
of Net
Assets Shares Value
Common Stocks(a) (continued)
Tenable Holdings, Inc.*
(Software) 0.1% 5,299 $ 219,326
Terreno Realty Corp.,
REIT (Industrial REITs) 0.1% 3,795 216,733
UFP Industries, Inc.
(Building Products) 0.2% 2,787 305,539
Vaxcyte , Inc.*
(Biotechnology) 0.1% 4,349 225,148
Watts Water
Technologies, Inc.,
Class A (Machinery) 0.1% 1,269 244,295
Weatherford
International plc*
(Energy Equipment &
Services) 0.2% 3,304 299,640
Workiva, Inc., Class A*
(Software) 0.1% 2,269 218,210
Other Common
Stocks(b) 53.9% 5,352,183 90,746,211
Total Common Stocks
(Cost $116,948,519)
104,534,670
No. of
Rights
Rights — 0.0% (c)
Aduro Biotech, Inc.,
CVR*(d)(e) 0.0% 687 —
ANI Pharmaceuticals,
Inc., CVR, expiring
12/31/50*(d)(e) 0.0% 2 —
Chinook Therape ,
CVR*(d)(e) 0.0% 3,154 —
Contraf-Nicotex-
Tobacco GmbH,
CVR*(d)(e) 0.0% 2,444 1,222
Oncternal Therapeutics,
Inc., CVR*(d)(e) 0.0% 42 —
Tobira Therapeutics,
Inc., CVR*(d)(e)
0.0% 756 —
Total Rights
(Cost $1,634) 1,222
Shares
Securities Lending Reinvestments (f) — 1.4%
Investment Companies — 1.4%
Invesco Government
& Agency Portfolio,
Institutional Class
5.28% (g)
(Cost $2,343,742) 1.4% 2,343,742 2,343,742
Principal
Amount Value
Short-Term Investments — 30.2%
Repurchase Agreements (h) — 30.2%
Repurchase Agreements with various
counterparties, rates 5.10% - 5.31%,
dated 11/30/2023, due 12/1/2023,
total to be received $50,788,267
(Cost $50,780,798) $ 50,780,798 $ 50,780,798
Total Investments — 93.7%
(Cost $170,074,693) 157,660,432
Other assets less liabilities — 6.3% 10,671,668
Net assets — 100.0% $ 168,332,100
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $117.
(b) The security or a portion of this security is on loan at November
30, 2023. The total value of securities on loan at November
30, 2023 was $2,668,663, collateralized in the form of cash
with a value of $2,343,742 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $484,403 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from
December 5, 2023 – November 15, 2053. The total value of
collateral is $2,828,145.
(c) Represents less than 0.05% of net assets.
(d) Illiquid security.
(e) Security fair valued as of November 30, 2023 in accordance with procedures approved by the Board of Trustees. Total
value of all such securities at November 30, 2023 amounted to
$1,222, which represents approximately 0.00% of net assets of the Fund.
(f) The security was purchased with cash collateral held from securities on loan at November 30, 2023. The total value of
securities purchased was $2,343,742.
(g) Rate shown is the 7-day yield as of November 30, 2023.
(h) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
CVR Contingent Value Rights - No defined expiration
REIT Real Estate Investment Trust
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 16,170,298
Aggregate gross unrealized depreciation (41,248,536)
Net unrealized depreciation $ (25,078,238)
Federal income tax cost $ 176,189,176

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA RUSSELL2000
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
67
UWM
::
Futures Contracts Purchased
Ultra Russell2000 had the following open long futures contracts as of November 30, 2023:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Russell 2000 E-Mini Index 38 12/15/2023 U.S. Dollar $ 3,443,180 $ 283,516
Swap Agreements
a
Ultra Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
11,411,298 3/6/2025
Bank of
America NA 5.48% Russell 2000
®
Index (552,211) — 552,211 —
26,941,735 11/6/2025
Barclays
Capital 5.83% Russell 2000
®
Index 861,619 — (790,000) 71,619
36,591,048 2/11/2025
BNP Paribas
SA 5.48% Russell 2000
®
Index 1,403,601 (1,079,770) — 323,831
22,048,336 3/6/2025 Citibank NA 5.62% Russell 2000
®
Index (267,540) — 267,540 —
6,646,339 11/7/2024
Goldman Sachs
International 5.73% Russell 2000
®
Index (948,494) — 948,494 —
11,371,863 3/6/2024
Morgan
Stanley & Co.
International plc 5.78%
iShares
®
Russell
2000 ETF (453,862)
21,397,089 3/6/2024
Morgan
Stanley & Co.
International plc 5.78% Russell 2000
®
Index (785,499)
32,768,952 (1,239,361) — 1,239,361 —
53,944,976 11/14/2024
Societe
Generale 5.88% Russell 2000
®
Index (4,648,856) — 4,648,856 —
38,336,752 11/7/2024 UBS AG 5.33% Russell 2000
®
Index (1,441,768) — 1,441,768 —
228,689,436 (6,833,010)
Total Unrealized
Appreciation
2,265,220
Total Unrealized
Depreciation
(9,098,230)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
Ultra Russell2000 invested, as a percentage of net assets, in the following industries, as of November 30, 2023:
Aerospace & Defense 0.6%
Air Freight & Logistics 0.1%
Automobile Components 0.8%
Automobiles 0.1%
Banks 5.6%
Beverages 0.3%
Biotechnology 4.2%
Broadline Retail 0.1%
Building Products 1.2%
Capital Markets 0.8%
Chemicals 1.1%
Commercial Services & Supplies 1.0%
Communications Equipment 0.4%
Construction & Engineering 1.1%

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: NOVEMBER 30, 2023
(
UNAUDITED
)
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
68
UWM
::
Construction Materials 0.2%
Consumer Finance 0.5%
Consumer Staples Distribution & Retail 0.4%
Containers & Packaging 0.2%
Distributors 0.0%*
Diversified Consumer Services 0.8%
Diversified REITs 0.4%
Diversified Telecommunication Services 0.3%
Electric Utilities 0.5%
Electrical Equipment 0.8%
Electronic Equipment, Instruments & Components 1.7%
Energy Equipment & Services 1.6%
Entertainment 0.2%
Equity Real Estate Investment Trusts (REITs) 0.0%*
Financial Services 1.5%
Food Products 0.6%
Gas Utilities 0.6%
Ground Transportation 0.3%
Health Care Equipment & Supplies 1.8%
Health Care Providers & Services 1.6%
Health Care REITs 0.4%
Health Care Technology 0.3%
Hotel & Resort REITs 0.6%
Hotels, Restaurants & Leisure 1.4%
Household Durables 1.4%
Household Products 0.2%
Independent Power and Renewable Electricity Producers 0.2%
Industrial Conglomerates 0.0%*
Industrial REITs 0.3%
Insurance 1.2%
Interactive Media & Services 0.5%
IT Services 0.3%
Leisure Products 0.3%
Life Sciences Tools & Services 0.2%
Machinery 2.2%
Marine Transportation 0.2%
Media 0.4%
Metals & Mining 1.2%
Mortgage Real Estate Investment Trusts (REITs) 0.8%
Multi-Utilities 0.3%
Office REITs 0.4%
Oil, Gas & Consumable Fuels 3.0%
Paper & Forest Products 0.1%
Passenger Airlines 0.3%
Personal Care Products 0.6%
Pharmaceuticals 1.0%
Professional Services 1.6%
Real Estate Management & Development 0.4%
Residential REITs 0.2%
Retail REITs 0.8%
Semiconductors & Semiconductor Equipment 1.9%
Software 3.6%
Specialized REITs 0.3%
Specialty Retail 1.6%
Technology Hardware, Storage & Peripherals 0.5%
Textiles, Apparel & Luxury Goods 0.3%
Tobacco 0.1%
Trading Companies & Distributors 1.2%
Water Utilities 0.3%
Wireless Telecommunication Services 0.1%
Other
a
37.9%
100.0%
*
Amount represents less than 0.05%.
a
Includes any non-equity securities and net other assets (liabilities).

NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA S&P500
®
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
69
SSO
::
See accompanying notes to the financial statements.
Percentage
of Net
Assets Shares Value
Common Stocks (a) — 67.0%
Abbott Laboratories
(Health Care
Equipment &
Supplies) 0.3% 119,048 $ 12,415,516
AbbVie, Inc.
(Biotechnology) 0.4% 121,018 17,231,753
Accenture plc, Class A
(IT Services) 0.4% 43,243 14,405,973
Adobe, Inc.* (Software) 0.5% 31,314 19,133,167
Advanced Micro
Devices, Inc.*
(Semiconductors
& Semiconductor
Equipment) 0.3% 110,766 13,420,349
Alphabet, Inc., Class A*
(Interactive Media &
Services) 1.4% 406,936 53,931,228
Alphabet, Inc., Class C*
(Interactive Media &
Services) 1.2% 346,102 46,349,980
Amazon.com, Inc.*
(Broadline Retail) 2.3% 622,621 90,958,702
Amgen, Inc.
(Biotechnology) 0.2% 36,701 9,896,058
Apple, Inc. (Technology
Hardware, Storage &
Peripherals) 4.9% 1,007,837 191,438,638
Bank of America Corp.
(Banks) 0.4% 474,086 14,454,882
Berkshire Hathaway,
Inc., Class B*
(Financial Services) 1.2% 125,037 45,013,320
Broadcom, Inc.
(Semiconductors
& Semiconductor
Equipment) 0.7% 30,077 27,843,181
Chevron Corp. (Oil, Gas
& Consumable Fuels) 0.4% 121,703 17,476,551
Cisco Systems, Inc.
(Communications
Equipment) 0.3% 279,461 13,520,323
Coca-Cola Co. (The)
(Beverages) 0.4% 266,832 15,593,662
Comcast Corp., Class A
(Media) 0.3% 282,236 11,822,866
Costco Wholesale Corp.
(Consumer Staples
Distribution & Retail) 0.5% 30,457 18,053,082
Danaher Corp. (Life
Sciences Tools &
Services) 0.3% 45,034 10,056,543
Eli Lilly & Co.
(Pharmaceuticals) 0.8% 54,693 32,325,751
Exxon Mobil Corp. (Oil,
Gas & Consumable
Fuels) 0.7% 277,498 28,510,145
Home Depot, Inc. (The)
(Specialty Retail) 0.6% 68,957 21,617,330
Intel Corp.
(Semiconductors
& Semiconductor
Equipment) 0.3% 287,257 12,840,388
Percentage
of Net
Assets Shares Value
Common Stocks(a) (continued)
International Business
Machines Corp. (IT
Services) 0.2% 62,518 $ 9,912,854
Intuit, Inc. (Software) 0.3% 19,270 11,012,034
Johnson & Johnson
(Pharmaceuticals) 0.7% 165,208 25,551,069
JPMorgan Chase & Co.
(Banks) 0.8% 199,291 31,105,339
Linde plc (Chemicals) 0.4% 33,402 13,820,746
Mastercard, Inc., Class
A (Financial Services) 0.6% 57,012 23,593,276
McDonald's Corp.
(Hotels, Restaurants
& Leisure) 0.4% 49,999 14,091,718
Merck & Co., Inc.
(Pharmaceuticals) 0.5% 174,010 17,832,545
Meta Platforms, Inc.,
Class A* (Interactive
Media & Services) 1.2% 152,409 49,860,604
Microsoft Corp.
(Software) 4.9% 509,565 193,079,274
Netflix, Inc.*
(Entertainment) 0.4% 30,457 14,435,704
NVIDIA Corp.
(Semiconductors
& Semiconductor
Equipment) 2.0% 169,400 79,228,380
Oracle Corp. (Software) 0.3% 107,932 12,542,778
PepsiCo, Inc.
(Beverages) 0.4% 94,423 15,890,447
Pfizer, Inc.
(Pharmaceuticals) 0.3% 387,244 11,799,325
Philip Morris
International, Inc.
(Tobacco) 0.3% 106,472 9,940,226
Procter & Gamble Co.
(The) (Household
Products) 0.6% 161,644 24,815,587
QUALCOMM, Inc.
(Semiconductors
& Semiconductor
Equipment) 0.3% 76,577 9,882,262
Salesforce, Inc.*
(Software) 0.4% 66,789 16,824,149
Tesla, Inc.*
(Automobiles) 1.1% 189,384 45,467,311
Thermo Fisher Scientific,
Inc. (Life Sciences
Tools & Services) 0.3% 26,482 13,128,716
UnitedHealth Group,
Inc. (Health Care
Providers & Services) 0.9% 63,446 35,083,735
Verizon
Communications,
Inc. (Diversified
Telecommunication
Services) 0.3% 288,350 11,052,456
Visa, Inc., Class A
(Financial Services) 0.7% 110,192 28,284,083
Walmart, Inc. (Consumer
Staples Distribution &
Retail) 0.4% 97,860 15,235,823

See accompanying notes to the financial statements.
ULTRA S&P500
®
:: NOVEMBER 30, 2023
(
UNAUDITED
)
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
70
SSO
::
Percentage
of Net
Assets Shares Value
Common Stocks(a) (continued)
Walt Disney Co. (The)*
(Entertainment) 0.3% 125,544 $ 11,636,673
Wells Fargo & Co.
(Banks) 0.3% 250,865 11,186,070
Other Common
Stocks(b) 28.9% 12,843,739 1,132,741,366
Total Common Stocks
(Cost $2,891,395,423)
2,627,343,938
Securities Lending Reinvestments (c) — 0.0% (d)
Investment Companies — 0.0% (d)
Invesco Government
& Agency Portfolio,
Institutional Class
5.28% (e)
(Cost $13,659) 0.0% 13,659 13,659
Principal
Amount
Short-Term Investments (a) — 13.9%
Repurchase Agreements (f) — 3.2%
Repurchase Agreements with various
counterparties, rates 5.10% - 5.31%,
dated 11/30/2023, due 12/1/2023,
total to be received $126,374,080
(Cost $126,355,493) $ 126,355,493 126,355,493
U.S. Treasury Obligations — 10.7%
U.S. Treasury Bills
5.46%, 2/13/2024 (g) 150,000,000 148,382,226
5.31%, 2/27/2024 (g) 25,000,000 24,679,663
5.44%, 3/21/2024 (g) 150,000,000 147,582,859
5.46%, 3/28/2024 (g) 75,000,000 73,719,209
5.32%, 4/25/2024 (g) 25,000,000 24,476,495
Total U.S. Treasury Obligations
(Cost $418,746,363) 418,840,452
Total Short-Term Investments
(Cost $545,101,856) 545,195,945
Total Investments — 80.9%
(Cost $3,436,510,938) 3,172,553,542
Other assets less liabilities — 19.1% 749,713,567
Net assets — 100.0% $ 3,922,267,109
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $275,079,323.
(b) The security or a portion of this security is on loan at November
30, 2023. The total value of securities on loan at November
30, 2023 was $13,307, collateralized in the form of cash with a value of $13,659 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(c) The security was purchased with cash collateral held from securities on loan at November 30, 2023. The total value of
securities purchased was $13,659.
(d) Represents less than 0.05% of net assets.
(e) Rate shown is the 7-day yield as of November 30, 2023.
(f) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(g) The rate shown was the current yield as of November 30, 2023.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 375,163,031
Aggregate gross unrealized depreciation (346,590,617)
Net unrealized appreciation $ 28,572,414
Federal income tax cost $ 3,465,113,240
Futures Contracts Purchased
Ultra S&P500
®
had the following open long futures contracts as of November 30, 2023:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P 500 E-Mini Index 1,211 12/15/2023 U.S. Dollar $ 277,122,213 $ 18,050,238

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA S&P500
®
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
71
SSO
::
Swap Agreements
a
Ultra S&P500
®
had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
362,208,269 3/6/2025
Bank of
America NA 5.93% S&P 500
®
19,170,828 (18,717,597) (75,888) 377,343
825,652,689 2/11/2025
BNP Paribas
SA 5.93% S&P 500
®
37,586,632 (35,881,515) — 1,705,117
385,577,134 3/6/2025 Citibank NA 5.93% S&P 500
®
26,031,839 (25,272,144) (32,366) 727,329
692,003,429 4/8/2024
Goldman Sachs
International 5.93% S&P 500
®
73,682,455
1,310,384,408 11/7/2024
Goldman Sachs
International 5.84%
SPDR
®
S&P 500
®
ETF Trust 68,409,250
2,002,387,837 142,091,705 (138,418,389) — 3,673,316
175,741,537 11/6/2024
J.P. Morgan
Securities 5.73% S&P 500
®
6,929,387 (6,678,087) — 251,300
239,064,948 3/6/2025
Morgan
Stanley & Co.
International plc 5.88% S&P 500
®
21,057,259 (20,547,424) (117,427) 392,408
626,551,423 11/6/2025
Societe
Generale 5.98% S&P 500
®
25,451,047 (23,855,399) — 1,595,648
322,838,401 11/7/2024 UBS AG 5.83% S&P 500
®
24,763,177 (20,657,897) — 4,105,280
4,940,022,238 303,081,874
Total Unrealized
Appreciation
303,081,874
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
Ultra S&P500
®
invested, as a percentage of net assets, in the following industries, as of November 30, 2023:
Aerospace & Defense 1.1%
Air Freight & Logistics 0.3%
Automobile Components 0.1%
Automobiles 1.3%
Banks 2.1%
Beverages 1.0%
Biotechnology 1.3%
Broadline Retail 2.4%
Building Products 0.3%
Capital Markets 1.9%
Chemicals 1.1%
Commercial Services & Supplies 0.4%
Communications Equipment 0.6%
Construction & Engineering 0.0%*
Construction Materials 0.1%
Consumer Finance 0.3%
Consumer Staples Distribution & Retail 1.2%
Containers & Packaging 0.2%
Distributors 0.1%
Diversified Telecommunication Services 0.5%
Electric Utilities 1.1%
Electrical Equipment 0.4%
Electronic Equipment, Instruments & Components 0.4%
Energy Equipment & Services 0.2%
Entertainment 0.8%
Financial Services 2.9%
Food Products 0.6%

See accompanying notes to the financial statements.
ULTRA S&P500
®
:: NOVEMBER 30, 2023
(
UNAUDITED
)
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
72
SSO
::
Gas Utilities 0.0%*
Ground Transportation 0.5%
Health Care Equipment & Supplies 1.7%
Health Care Providers & Services 2.0%
Health Care REITs 0.1%
Hotel & Resort REITs 0.0%*
Hotels, Restaurants & Leisure 1.4%
Household Durables 0.3%
Household Products 0.9%
Independent Power and Renewable Electricity Producers 0.0%*
Industrial Conglomerates 0.6%
Industrial REITs 0.2%
Insurance 1.5%
Interactive Media & Services 3.8%
IT Services 0.8%
Leisure Products 0.0%*
Life Sciences Tools & Services 0.9%
Machinery 1.1%
Media 0.5%
Metals & Mining 0.3%
Multi-Utilities 0.5%
Office REITs 0.0%*
Oil, Gas & Consumable Fuels 2.5%
Passenger Airlines 0.1%
Personal Care Products 0.1%
Pharmaceuticals 2.6%
Professional Services 0.5%
Real Estate Management & Development 0.1%
Residential REITs 0.2%
Retail REITs 0.2%
Semiconductors & Semiconductor Equipment 5.1%
Software 7.5%
Specialized REITs 0.8%
Specialty Retail 1.3%
Technology Hardware, Storage & Peripherals 5.1%
Textiles, Apparel & Luxury Goods 0.4%
Tobacco 0.4%
Trading Companies & Distributors 0.2%
Water Utilities 0.0%*
Wireless Telecommunication Services 0.1%
Other
a
3 3.0%
100.0%
* Amount represents less than 0.05%.
a Includes any non-equity securities and net other assets (liabilities).

NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA SEMICONDUCTORS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
73
USD
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks (a) — 83.7%
Semiconductors & Semiconductor Equipment — 83.7%
Advanced Micro Devices, Inc.* 144,620 $ 17,522,159
Allegro MicroSystems , Inc.* 6,371 173,419
Amkor Technology, Inc. 9,237 260,206
Analog Devices, Inc. 44,882 8,230,461
Applied Materials, Inc. 75,166 11,258,363
Axcelis Technologies, Inc.* 2,937 365,010
Broadcom, Inc. 38,966 36,071,995
Cirrus Logic, Inc.* 4,897 371,731
Enphase Energy, Inc.* 12,206 1,233,050
Entegris , Inc. 13,437 1,402,823
GLOBALFOUNDRIES, Inc.*(b) 7,408 397,736
Intel Corp. 374,870 16,756,689
KLA Corp. 12,239 6,665,604
Lam Research Corp. 11,931 8,541,642
Lattice Semiconductor Corp.* 12,339 722,448
Marvell Technology, Inc. 76,980 4,290,095
Microchip Technology, Inc. 48,724 4,065,531
Micron Technology, Inc. 98,041 7,462,881
MKS Instruments, Inc. 5,626 464,426
Monolithic Power Systems, Inc. 4,276 2,346,327
NVIDIA Corp. 221,091 103,404,261
NXP Semiconductors NV 23,077 4,709,554
ON Semiconductor Corp.* 38,626 2,755,193
Power Integrations, Inc. 5,138 392,595
Qorvo, Inc.* 8,764 845,726
QUALCOMM, Inc. 99,893 12,891,192
Rambus, Inc.* 9,769 661,068
Silicon Laboratories, Inc.* 2,851 300,410
Skyworks Solutions, Inc. 14,266 1,382,803
SolarEdge Technologies, Inc.* 5,063 401,901
Teradyne, Inc. 13,785 1,271,391
Texas Instruments, Inc. 81,273 12,411,200
Universal Display Corp. 3,899 659,711
Wolfspeed , Inc.* 11,141 410,657
Total Common Stocks
(Cost $226,747,112)
271,100,258
Securities Lending Reinvestments (c) — 0.1%
Investment Companies — 0.1%
Invesco Government & Agency Portfolio,
Institutional Class 5.28% (d)
(Cost $375,019) 375,019 375,019
Investments
Principal
Amount Value
Short-Term Investments — 3.9%
Repurchase Agreements (e) — 3.9%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $12,492,330
(Cost $12,490,492) $ 12,490,492 $ 12,490,492
Total Investments — 87.7%
(Cost $239,612,623) 283,965,769
Other assets less liabilities — 12.3% 39,696,519
Net Assets — 100.0% $ 323,662,288
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $619,235.
(b) The security or a portion of this security is on loan at November
30, 2023. The total value of securities on loan at November 30,
2023 was $357,951, collateralized in the form of cash with a value of $375,019 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(c) The security was purchased with cash collateral held from securities on loan at November 30, 2023. The total value of
securities purchased was $375,019.
(d) Rate shown is the 7-day yield as of November 30, 2023.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 67,456,010
Aggregate gross unrealized depreciation (8,561,106)
Net unrealized appreciation $ 58,894,904
Federal income tax cost $ 256,148,599

See accompanying notes to the financial statements.
ULTRA SEMICONDUCTORS :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
74
USD
::
Swap Agreements
a
Ultra Semiconductors had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
27,897,764 5/6/2025
Bank of
America NA 5.93%
Dow Jones U.S.
Semiconductors
SM
Index
f
2,836,522 (2,812,285) (24,237) —
20,104,006 11/6/2025
BNP Paribas
SA 5.83%
Dow Jones U.S.
Semiconductors
SM
Index
f
1,205,307 (1,205,307) — —
19,458,793 4/8/2024
Goldman Sachs
International 5.93%
Dow Jones U.S.
Semiconductors
SM
Index
f
4,502,550 (4,502,550) — —
41,355,056 11/6/2024
J.P. Morgan
Securities 5.78%
Dow Jones U.S.
Semiconductors
SM
Index
f
2,190,405 (541,079) — 1,649,326
43,751,560 3/6/2024
Morgan
Stanley & Co.
International plc 5.93%
Dow Jones U.S.
Semiconductors
SM
Index
f
8,910,134 (8,826,343) (83,791) —
20,104,006 3/6/2025
Societe
Generale 6.18%
Dow Jones U.S.
Semiconductors
SM
Index
f
2,613,225 (2,613,225) — —
203,856,460 5/6/2025 UBS AG 5.68%
Dow Jones U.S.
Semiconductors
SM
Index
f
8,819,591 (8,819,591) — —
376,527,645 31,077,734
Total Unrealized
Appreciation
31,077,734
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA SMALLCAP600
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
75
SAA
::
See accompanying notes to the financial statements.
Percentage
of Net
Assets Shares Value
Common Stocks — 75.4%
AAON, Inc. (Building
Products) 0.3% 1,290 $ 80,754
Abercrombie & Fitch
Co., Class A*
(Specialty Retail) 0.3% 953 72,323
Academy Sports &
Outdoors, Inc.
(Specialty Retail) 0.3% 1,456 74,067
Advanced Energy
Industries, Inc.
(Electronic
Equipment,
Instruments &
Components) 0.3% 717 68,151
AeroVironment, Inc.*
(Aerospace &
Defense) 0.3% 499 68,667
Alpha Metallurgical
Resources, Inc.
(Metals & Mining) 0.2% 232 65,090
American Eagle
Outfitters, Inc.
(Specialty Retail) 0.3% 3,534 67,252
American Equity
Investment Life
Holding Co.*
(Insurance) 0.3% 1,178 64,978
Apple Hospitality REIT,
Inc., REIT (Hotel &
Resort REITs) 0.3% 4,052 67,547
Applied Industrial
Technologies, Inc.
(Trading Companies &
Distributors) 0.5% 736 117,811
Arcosa , Inc.
(Construction &
Engineering) 0.3% 928 68,858
Asbury Automotive
Group, Inc.* (Specialty
Retail) 0.3% 392 82,249
Assured Guaranty Ltd.
(Insurance) 0.3% 1,060 71,985
ATI, Inc.* (Metals &
Mining) 0.4% 2,448 107,590
Axcelis Technologies,
Inc.* (Semiconductors
& Semiconductor
Equipment) 0.3% 625 77,675
Badger Meter,
Inc. (Electronic
Equipment,
Instruments &
Components) 0.3% 558 82,232
Balchem Corp.
(Chemicals) 0.3% 614 76,578
Blackstone Mortgage
Trust, Inc., Class A(a)
(Mortgage Real Estate
Investment Trusts
(REITs)) 0.3% 3,281 72,773
Boise Cascade Co.
(Trading Companies &
Distributors) 0.3% 754 82,412
Percentage
of Net
Assets Shares Value
Common Stocks (continued)
Carpenter Technology
Corp. (Metals &
Mining) 0.3% 924 $ 65,428
Comfort Systems USA,
Inc. (Construction &
Engineering) 0.5% 681 131,828
DoubleVerify Holdings,
Inc.* (Software) 0.3% 2,614 86,785
DXC Technology Co.* (IT
Services) 0.3% 3,907 90,369
elf Beauty, Inc.*
(Personal Care
Products) 0.5% 1,037 122,459
Ensign Group, Inc.
(The) (Health Care
Providers & Services) 0.4% 1,070 114,565
Essential Properties
Realty Trust, Inc.,
REIT (Diversified
REITs) 0.3% 2,971 70,561
Fabrinet* (Electronic
Equipment,
Instruments &
Components) 0.4% 691 111,873
Federal Signal Corp.
(Machinery) 0.3% 1,161 80,039
Franklin Electric Co.,
Inc. (Machinery) 0.3% 758 67,462
Group 1 Automotive,
Inc. (Specialty Retail) 0.3% 268 75,603
HB Fuller Co.
(Chemicals) 0.3% 1,026 77,648
Helmerich & Payne, Inc.
(Energy Equipment &
Services) 0.3% 1,893 68,584
Insight Enterprises,
Inc.* (Electronic
Equipment,
Instruments &
Components) 0.3% 576 87,218
Installed Building
Products, Inc.
(Household Durables) 0.3% 449 67,579
Jackson Financial, Inc.,
Class A (Financial
Services) 0.2% 1,388 66,249
Lincoln National Corp.
(Insurance) 0.3% 3,230 76,809
Merit Medical Systems,
Inc.* (Health Care
Equipment &
Supplies) 0.3% 1,097 78,501
Meritage Homes Corp.
(Household Durables) 0.4% 700 98,910
Moog, Inc., Class
A (Aerospace &
Defense) 0.3% 547 76,585
Mr Cooper Group, Inc.*
(Financial Services) 0.3% 1,273 77,042
Mueller Industries, Inc.
(Machinery) 0.2% 2,162 89,788

See accompanying notes to the financial statements.
ULTRA SMALLCAP600 :: NOVEMBER 30, 2023
(
UNAUDITED
)
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
76
SAA
::
Percentage
of Net
Assets Shares Value
Common Stocks (continued)
Patterson-UTI Energy,
Inc. (Energy
Equipment &
Services) 0.3% 6,103 $ 71,466
Phillips Edison & Co.,
Inc., REIT (Retail
REITs) 0.3% 2,235 78,761
Radian Group, Inc.
(Financial Services) 0.3% 2,998 77,079
Rambus, Inc.*
(Semiconductors
& Semiconductor
Equipment) 0.6% 2,078 140,618
Signet Jewelers Ltd.
(Specialty Retail) 0.3% 865 71,086
Simply Good Foods Co.
(The)* (Food Products) 0.3% 1,725 66,826
SM Energy Co. (Oil, Gas
& Consumable Fuels) 0.3% 2,260 84,637
SPS Commerce, Inc.*
(Software) 0.5% 698 120,251
SPX Technologies, Inc.*
(Machinery) 0.3% 868 74,049
Other Common
Stocks(a) 59.2% 657,038 15,066,512
Total Common Stocks
(Cost $20,356,117)
19,202,162
Securities Lending Reinvestments (b) — 0.9%
Investment Companies — 0.9%
Invesco Government
& Agency Portfolio,
Institutional Class
5.28% (c)
(Cost $228,790) 0.9% 228,790 228,790
Principal
Amount
Short-Term Investments — 19.9%
Repurchase Agreements (d) — 19.9%
Repurchase Agreements with various
counterparties, rates 5.10% - 5.31%,
dated 11/30/2023, due 12/1/2023,
total to be received $5,063,550
(Cost $5,062,807) $ 5,062,807 5,062,807
Total Investments — 96.2%
(Cost $25,647,714) 24,493,759
Other assets less liabilities — 3.8% 970,604
Net assets — 100.0% $ 25,464,363
* Non-income producing security.
(a) The security or a portion of this security is on loan at November
30, 2023. The total value of securities on loan at November 30,
2023 was $289,303, collateralized in the form of cash with a value of $228,790 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $72,243 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.25%, and maturity dates ranging from January
15, 2024 – February 15, 2051. The total value of collateral is
$301,033.
(b) The security was purchased with cash collateral held from securities on loan at November 30, 2023. The total value of
securities purchased was $228,790.
(c) Rate shown is the 7-day yield as of November 30, 2023.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,824,051
Aggregate gross unrealized depreciation (6,189,294)
Net unrealized depreciation $ (3,365,243)
Federal income tax cost $ 25,687,628

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA SMALLCAP600
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
77
SAA
::
Swap Agreements
a
Ultra SmallCap600 had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
4,237,789 2/11/2025
Bank of
America NA 5.88% S&P SmallCap 600
®
(185,609) — 185,609 —
5,732,722 3/6/2024 Citibank NA 5.68% S&P SmallCap 600
®
(441,822) — 441,822 —
7,269,799 3/6/2024
Morgan
Stanley & Co.
International plc 5.93% S&P SmallCap 600
®
(371,231) — 371,231 —
6,449,166 4/8/2024
Societe
Generale 5.98% S&P SmallCap 600
®
(391,095) — 391,095 —
8,041,263 11/7/2024 UBS AG 5.63% S&P SmallCap 600
®
(781,617) — 781,617 —
31,730,739 (2,171,374)
Total Unrealized
Depreciation
(2,171,374)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
Ultra SmallCap600 invested, as a percentage of net assets, in the following industries, as of November 30, 2023:
Aerospace & Defense 1 .0%
Air Freight & Logistics 0 .3%
Automobile Components 1 .0%
Automobiles 0 .1%
Banks 6 .9%
Beverages 0 .2%
Biotechnology 1 .1%
Broadline Retail 0 .2%
Building Products 1 .6%
Capital Markets 1 .1%
Chemicals 2 .0%
Commercial Services & Supplies 1 .6%
Communications Equipment 0 .7%
Construction & Engineering 1 .3%
Consumer Finance 0 .6%
Consumer Staples Distribution & Retail 0 .4%
Containers & Packaging 0 .2%
Diversified Consumer Services 0 .8%
Diversified REITs 0 .6%
Diversified Telecommunication Services 0 .4%
Electric Utilities 0 .2%
Electrical Equipment 0 .4%
Electronic Equipment, Instruments & Components 3 .1%
Energy Equipment & Services 1 .6%
Entertainment 0 .4%
Financial Services 1 .6%

See accompanying notes to the financial statements.
ULTRA SMALLCAP600 :: NOVEMBER 30, 2023
(
UNAUDITED
)
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
78
SAA
::
Food Products 1 .1%
Gas Utilities 0 .3%
Ground Transportation 0 .5%
Health Care Equipment & Supplies 2 .0%
Health Care Providers & Services 2 .4%
Health Care REITs 0 .4%
Health Care Technology 0 .4%
Hotel & Resort REITs 0 .9%
Hotels, Restaurants & Leisure 1 .5%
Household Durables 2 .5%
Household Products 0 .5%
Independent Power and Renewable Electricity Producers 0 .2%
Industrial REITs 0 .4%
Insurance 2 .1%
Interactive Media & Services 0 .7%
IT Services 0 .5%
Leisure Products 0 .2%
Life Sciences Tools & Services 0 .3%
Machinery 3 .6%
Marine Transportation 0 .3%
Media 0 .4%
Metals & Mining 1 .9%
Mortgage Real Estate Investment Trusts (REITs) 1 .5%
Multi-Utilities 0 .3%
Office REITs 0 .8%
Oil, Gas & Consumable Fuels 2 .0%
Paper & Forest Products 0 .2%
Passenger Airlines 0 .4%
Personal Care Products 0 .9%
Pharmaceuticals 1 .3%
Professional Services 0 .9%
Real Estate Management & Development 0 .5%
Residential REITs 0 .3%
Retail REITs 1 .5%
Semiconductors & Semiconductor Equipment 2 .5%
Software 2 .4%
Specialized REITs 0 .5%
Specialty Retail 3 .7%
Technology Hardware, Storage & Peripherals 0 .2%
Textiles, Apparel & Luxury Goods 0 .8%
Tobacco 0 .2%
Trading Companies & Distributors 1 .1%
Water Utilities 0 .7%
Wireless Telecommunication Services 0 .2%
Other
a
24 .6%
100 .0%
a Includes any non-equity securities and net other assets (liabilities).

NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA TECHNOLOGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
79
ROM
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 77.8%
Communications Equipment — 2.8%
Arista Networks, Inc.* 12,983 $ 2,852,495
Cisco Systems, Inc. 210,978 10,207,116
F5, Inc.* 3,070 525,553
Juniper Networks, Inc. 16,638 473,351
Motorola Solutions, Inc. 8,647 2,791,857
16,850,372
Electronic Equipment, Instruments & Components — 1.8%
Amphenol Corp., Class
a
A 30,880 2,809,771
CDW Corp. 6,940 1,463,507
Corning, Inc. 39,745 1,132,335
Keysight Technologies, Inc.* 9,235 1,254,944
TE Connectivity Ltd. 16,254 2,129,274
Teledyne Technologies, Inc.* 2,437 982,014
Trimble, Inc.* 12,856 596,519
Zebra Technologies Corp.,
Class
a
A * 2,658 629,893
10,998,257
IT Services — 4.1%
Accenture plc, Class
a
A 32,658 10,879,686
Akamai Technologies, Inc.* 7,869 909,106
Cognizant Technology Solutions
Corp., Class
a
A 26,147 1,840,226
EPAM Systems, Inc.* 3,001 774,828
Gartner, Inc.* 4,081 1,774,582
International Business Machines
Corp. 47,165 7,478,482
VeriSign, Inc.* 4,645 985,669
24,642,579
Semiconductors & Semiconductor Equipment — 18.7%
Advanced Micro Devices, Inc.* 83,648 10,134,835
Analog Devices, Inc. 25,960 4,760,545
Applied Materials, Inc. 43,476 6,511,835
Broadcom, Inc. 22,659 20,976,116
Enphase Energy, Inc.* 7,060 713,201
First Solar, Inc.* 5,531 872,681
Intel Corp. 216,825 9,692,077
KLA Corp. 7,078 3,854,820
Lam Research Corp. 6,901 4,940,564
Microchip Technology, Inc. 28,182 2,351,506
Micron Technology, Inc. 56,707 4,316,537
Monolithic Power Systems, Inc. 2,474 1,357,533
NVIDIA Corp. 42,861 20,046,090
NXP Semiconductors NV 13,347 2,723,856
ON Semiconductor Corp.* 22,342 1,593,655
Qorvo, Inc.* 5,069 489,159
QUALCOMM, Inc. 57,779 7,456,380
Skyworks Solutions, Inc. 8,252 799,866
SolarEdge Technologies, Inc.* 2,928 232,425
Teradyne, Inc. 7,974 735,442
Texas Instruments, Inc. 47,008 7,178,592
111,737,715
Software — 31.8%
Adobe, Inc.* 23,598 14,418,614
Investments Shares Value
Common Stocks (continued)
ANSYS, Inc.* 4,493 $ 1,318,067
Autodesk, Inc.* 11,065 2,416,928
Cadence Design Systems, Inc.* 14,071 3,845,182
Fair Isaac Corp.* 1,287 1,399,741
Fortinet, Inc.* 33,747 1,773,742
Gen Digital, Inc. 29,133 643,257
Intuit, Inc. 14,500 8,286,170
Microsoft Corp. 298,657 113,164,124
Oracle Corp. 81,505 9,471,696
Palo Alto Networks, Inc.* 15,835 4,672,750
PTC, Inc.* 6,152 968,079
Roper Technologies, Inc. 5,525 2,973,831
Salesforce, Inc.* 50,427 12,702,561
ServiceNow, Inc.* 10,562 7,242,786
Synopsys, Inc.* 7,878 4,279,566
Tyler Technologies, Inc.* 2,179 890,862
190,467,956
Technology Hardware, Storage & Peripherals — 18.6%
Apple, Inc. 560,289 106,426,895
Hewlett Packard Enterprise Co. 66,866 1,130,704
HP, Inc. 44,920 1,317,953
NetApp, Inc. 10,915 997,522
Seagate Technology Holdings
plc 9,986 789,893
Western Digital Corp.* 16,564 800,207
111,463,174
Total Common Stocks
(Cost $402,858,019)
466,160,053
Principal
Amount
Short-Term Investments — 2.2%
Repurchase Agreements (a) — 2.2%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $13,004,788
(Cost $13,002,878) $ 13,002,878 13,002,878
Total Investments — 80.0%
(Cost $415,860,897) 479,162,931
Other assets less liabilities — 20.0% 119,931,666
Net Assets — 100.0% $ 599,094,597
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.

See accompanying notes to the financial statements.
ULTRA TECHNOLOGY :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
80
ROM
::
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 134,620,698
Aggregate gross unrealized depreciation (8,314,164)
Net unrealized appreciation $ 126,306,534
Federal income tax cost $ 417,607,625
Swap Agreements
a
Ultra Technology had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
78,467,901 5/6/2025
Bank of
America NA 5.93%
S&P Technology
Select Sector Index
f
5,504,636 (5,475,353) (29,283) —
71,914,009 3/6/2025
BNP Paribas
SA 5.93%
S&P Technology
Select Sector Index
f
7,327,669 (7,298,808) (9,833) 19,028
36,961,786 4/7/2025 Citibank NA 5.78%
S&P Technology
Select Sector Index
f
5,168,903 (5,091,490) (5,603) 71,810
35,054,657 3/6/2025
Goldman Sachs
International 5.93%
S&P Technology
Select Sector Index
f
5,110,328 (5,110,328) — —
305,147,981 3/6/2025
J.P. Morgan
Securities 5.73%
S&P Technology
Select Sector Index
f
13,018,927 (13,018,927) — —
91,545,884 3/6/2025
Societe
Generale 6.08%
S&P Technology
Select Sector Index
f
23,624,966 (23,470,119) (154,847) —
113,069,988 5/6/2025 UBS AG 5.78%
S&P Technology
Select Sector Index
f
4,995,799 (4,448,721) — 547,078
732,162,206 64,751,228
Total Unrealized
Appreciation
64,751,228
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA UTILITIES
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
81
UPW
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 79.1%
Electric Utilities — 52.1%
Alliant Energy Corp. 2,658 $ 134,415
American Electric Power Co.,
Inc. 5,417 430,922
Constellation Energy Corp. 3,382 409,357
Duke Energy Corp. 8,105 747,929
Edison International 4,031 270,037
Entergy Corp. 2,224 225,536
Evergy , Inc. 2,415 123,262
Eversource Energy 3,671 218,094
Exelon Corp. 10,466 403,046
FirstEnergy Corp. 5,426 200,436
NextEra Energy, Inc. 21,281 1,245,151
NRG Energy, Inc. 2,409 115,247
PG&E Corp.* 21,991 377,585
Pinnacle West Capital Corp. 1,192 89,329
PPL Corp. 7,751 202,456
Southern Co. (The) 11,468 813,999
Xcel Energy, Inc. 5,800 352,872
6,359,673
Gas Utilities — 1.4%
Atmos Energy Corp. 1,561 177,657
Independent Power and Renewable Electricity Producers — 1.0%
AES Corp. (The) 7,042 121,193
Multi-Utilities — 22.4%
Ameren Corp. 2,763 214,381
CenterPoint Energy, Inc. 6,637 187,628
CMS Energy Corp. 3,068 174,140
Consolidated Edison, Inc. 3,627 326,829
Dominion Energy, Inc. 8,799 398,947
DTE Energy Co. 2,168 225,710
NiSource, Inc. 4,346 111,431
Public Service Enterprise Group,
Inc. 5,249 327,695
Investments Shares Value
Common Stocks (continued)
Sempra 6,618 $ 482,254
WEC Energy Group, Inc. 3,317 277,368
2,726,383
Water Utilities — 2.2%
American Water Works Co., Inc. 2,047 269,876
Total Common Stocks
(Cost $10,038,745)
9,654,782
Principal
Amount
Short-Term Investments — 8.3%
Repurchase Agreements (a) — 8.3%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $1,007,205
(Cost $1,007,056) $ 1,007,056 1,007,056
Total Investments — 87.4%
(Cost $11,045,801) 10,661,838
Other assets less liabilities — 12.6% 1,531,479
Net Assets — 100.0% $ 12,193,317
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 267,358
Aggregate gross unrealized depreciation (2,223,608)
Net unrealized depreciation $ (1,956,250)
Federal income tax cost $ 11,060,507
Swap Agreements
a
Ultra Utilities had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
8,381,306 3/6/2025
Bank of
America NA 5.53%
S&P Utilities Select
Sector Index
f
(713,230) — 713,230 —
1,128,532 3/6/2025
Goldman Sachs
International 5.93%
S&P Utilities Select
Sector Index
f
(127,990) — 127,990 —
3,617,867 3/6/2025
Societe
Generale 6.08%
S&P Utilities Select
Sector Index
f
(253,749) — 253,749 —
1,577,925 3/6/2025 UBS AG 5.68%
S&P Utilities Select
Sector Index
f
(462,612) — 462,612 —
14,705,630 (1,557,581)
Total Unrealized
Depreciation
(1,557,581)

See accompanying notes to the financial statements.
ULTRA UTILITIES :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
82
UPW
::
a
The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative components of the underlying reference instrument and their relative weightings.

NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRAPRO DOW30
(
SM
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
83
UDOW
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 72.1%
Aerospace & Defense — 3.1%
Boeing Co. (The)* 81,588 $ 18,898,228
Banks — 2.1%
JPMorgan Chase & Co. 81,591 12,734,723
Beverages — 0.8%
Coca-Cola Co. (The) 81,591 4,768,178
Biotechnology — 3.6%
Amgen, Inc. 81,596 22,001,546
Capital Markets — 4.5%
Goldman Sachs Group, Inc.
(The) 81,580 27,862,833
Chemicals — 0.7%
Dow, Inc. 81,594 4,222,490
Communications Equipment — 0.6%
Cisco Systems, Inc. 81,588 3,947,228
Consumer Finance — 2.3%
American Express Co. 81,597 13,934,320
Consumer Staples Distribution & Retail — 2.3%
Walgreens Boots Alliance, Inc. 81,583 1,626,765
Walmart, Inc. 81,603 12,704,771
14,331,536
Diversified Telecommunication Services — 0.5%
Verizon Communications, Inc. 81,586 3,127,191
Entertainment — 1.2%
Walt Disney Co. (The)* 81,586 7,562,206
Financial Services — 3.4%
Visa, Inc., Class
a
A 81,597 20,944,318
Health Care Providers & Services — 7.3%
UnitedHealth Group, Inc. 81,596 45,120,140
Hotels, Restaurants & Leisure — 3.7%
McDonald's Corp. 81,596 22,997,017
Household Products — 2.0%
Procter & Gamble Co. (The) 81,602 12,527,539
Industrial Conglomerates — 3.9%
3M Co. 81,588 8,082,923
Investments Shares Value
Common Stocks (continued)
Honeywell International, Inc. 81,705 $ 16,007,644
24,090,567
Insurance — 2.4%
Travelers Cos., Inc. (The) 81,599 14,738,411
IT Services — 2.1%
International Business Machines
Corp. 81,598 12,938,179
Machinery — 3.3%
Caterpillar, Inc. 81,599 20,458,501
Oil, Gas & Consumable Fuels — 1.9%
Chevron Corp. 81,604 11,718,334
Pharmaceuticals — 3.4%
Johnson & Johnson 81,648 12,627,680
Merck & Co., Inc. 81,593 8,361,650
20,989,330
Semiconductors & Semiconductor Equipment — 0.6%
Intel Corp. 81,583 3,646,760
Software — 8.3%
Microsoft Corp. 81,596 30,917,540
Salesforce, Inc.* 81,591 20,552,773
51,470,313
Specialty Retail — 4.1%
Home Depot, Inc. (The) 81,636 25,592,070
Technology Hardware, Storage & Peripherals — 2.5%
Apple, Inc. 81,601 15,500,110
Textiles, Apparel & Luxury Goods — 1.5%
NIKE, Inc., Class
a
B 81,592 8,997,150
Total Common Stocks
(Cost $463,183,424)
445,119,218

See accompanying notes to the financial statements.
ULTRAPRO DOW30
(
SM
)
:: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
84
UDOW
::
Investments
Principal
Amount Value
Short-Term Investments — 1.6%
Repurchase Agreements (a) — 1.6%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $9,775,549
(Cost $9,774,109) $ 9,774,109 $ 9,774,109
Total Investments — 73.7%
(Cost $472,957,533) 454,893,327
Other assets less liabilities — 26.3% 161,992,505
Net Assets — 100.0% $ 616,885,832
* Non-income producing security.
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 87,362,963
Aggregate gross unrealized depreciation (32,119,336)
Net unrealized appreciation $ 55,243,627
Federal income tax cost $ 475,480,014
Futures Contracts Purchased
UltraPro Dow30
SM
had the following open long futures contracts as of November 30, 2023:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
DJIA CBOT E-Mini Index 175 12/15/2023 U.S. Dollar $ 31,508,750 $ 2,281,108
Swap Agreements
a
UltraPro Dow30
SM
had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
161,599,251 2/11/2025
Bank of
America NA 5.98%
Dow Jones
Industrial Average
SM
9,630,167 (7,383,269) (24,091) 2,222,807
157,321,095 11/6/2025
Barclays
Capital 5.93%
Dow Jones
Industrial Average
SM
8,069,150 — (5,809,970) 2,259,180
204,632,466 2/11/2025
BNP Paribas
SA 5.93%
Dow Jones
Industrial Average
SM
16,407,109 (13,963,374) (1,738) 2,441,997
147,722,207 4/8/2024 Citibank NA 5.93%
Dow Jones
Industrial Average
SM
2,213,790 — — 2,213,790
172,600,223 11/6/2025
Morgan
Stanley & Co.
International plc 5.88%
Dow Jones
Industrial Average
SM
8,803,508 (8,801,802) (1,706) —
225,412,080 3/6/2025
Societe
Generale 5.93%
Dow Jones
Industrial Average
SM
12,578,645 (9,327,360) (21,219) 3,230,066
304,827,596 11/7/2024 UBS AG 5.48%
Dow Jones
Industrial Average
SM
15,846,837 (11,568,528) — 4,278,309
1,374,114,918 73,549,206
Total Unrealized
Appreciation
73,549,206
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRAPRO MIDCAP400
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
85
UMDD
::
See accompanying notes to the financial statements.
Percentage
of Net
Assets Shares Value
Common Stocks (a) — 66.2%
AECOM (Construction &
Engineering) 0.3% 989 $ 87,883
Annaly Capital
Management, Inc.
(Mortgage Real Estate
Investment Trusts
(REITs)) 0.2% 3,523 63,656
Builders FirstSource ,
Inc.* (Building
Products) 0.5% 892 119,626
Burlington Stores, Inc.*
(Specialty Retail) 0.3% 463 78,520
Carlisle Cos., Inc.
(Building Products) 0.4% 356 99,826
Casey's General Stores,
Inc. (Consumer
Staples Distribution &
Retail) 0.3% 267 73,532
Chesapeake Energy
Corp. (Oil, Gas &
Consumable Fuels) 0.3% 802 64,409
Cleveland-Cliffs, Inc.*
(Metals & Mining) 0.2% 3,628 62,256
Crown Holdings,
Inc. (Containers &
Packaging) 0.3% 860 73,969
CubeSmart , REIT
(Specialized REITs) 0.3% 1,603 63,735
Deckers Outdoor Corp.*
(Textiles, Apparel &
Luxury Goods) 0.5% 186 123,554
Dynatrace, Inc.*
(Software) 0.4% 1,694 90,714
East West Bancorp, Inc.
(Banks) 0.3% 1,009 63,486
EMCOR Group, Inc.
(Construction &
Engineering) 0.3% 336 71,407
Equity LifeStyle
Properties, Inc., REIT
(Residential REITs) 0.4% 1,328 94,421
Fidelity National
Financial, Inc.
(Insurance) 0.3% 1,844 82,685
Five Below, Inc.*
(Specialty Retail) 0.3% 397 74,819
Floor & Decor Holdings,
Inc., Class A*
(Specialty Retail) 0.3% 759 69,608
Fortune Brands
Innovations, Inc.
(Building Products) 0.2% 905 61,929
Gaming and Leisure
Properties, Inc., REIT
(Specialized REITs) 0.3% 1,873 87,525
GoDaddy, Inc., Class A*
(IT Services) 0.4% 1,047 104,763
Graco, Inc. (Machinery) 0.4% 1,205 97,340
ITT, Inc. (Machinery) 0.3% 585 63,338
Jabil, Inc. (Electronic
Equipment,
Instruments &
Components) 0.4% 933 107,594
Percentage
of Net
Assets Shares Value
Common Stocks(a) (continued)
Lamar Advertising
Co., Class A, REIT
(Specialized REITs) 0.3% 624 $ 63,205
Lennox International,
Inc. (Building
Products) 0.4% 228 92,719
Lincoln Electric
Holdings, Inc.
(Machinery) 0.3% 409 81,007
Manhattan Associates,
Inc.* (Software) 0.4% 440 98,142
Neurocrine Biosciences,
Inc.* (Biotechnology) 0.3% 696 81,146
nVent Electric plc
(Electrical Equipment) 0.2% 1,182 62,942
Ovintiv , Inc. (Oil, Gas &
Consumable Fuels) 0.3% 1,810 80,255
Owens Corning (Building
Products) 0.3% 641 86,907
Performance Food
Group Co.*
(Consumer Staples
Distribution & Retail) 0.3% 1,114 72,466
Reinsurance Group
of America, Inc.
(Insurance) 0.3% 472 76,964
Reliance Steel &
Aluminum Co. (Metals
& Mining) 0.5% 418 115,059
RenaissanceRe
Holdings Ltd.
(Insurance) 0.3% 365 78,241
Rexford Industrial
Realty, Inc., REIT
(Industrial REITs) 0.3% 1,472 72,452
RPM International, Inc.
(Chemicals) 0.4% 920 94,696
Saia, Inc.* (Ground
Transportation) 0.3% 189 73,784
Service Corp.
International
(Diversified Consumer
Services) 0.2% 1,076 65,927
Super Micro Computer,
Inc.* (Technology
Hardware, Storage &
Peripherals) 0.4% 326 89,151
Toll Brothers, Inc.
(Household Durables) 0.3% 780 66,994
TopBuild Corp.*
(Household Durables) 0.2% 226 66,846
United Therapeutics
Corp.*
(Biotechnology) 0.3% 335 80,400
US Foods Holding
Corp.* (Consumer
Staples Distribution &
Retail) 0.3% 1,620 71,004
Vistra Corp.
(Independent Power
and Renewable
Electricity Producers) 0.4% 2,464 87,250

See accompanying notes to the financial statements.
ULTRAPRO MIDCAP400 :: NOVEMBER 30, 2023
(
UNAUDITED
)
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
86
UMDD
::
Percentage
of Net
Assets Shares Value
Common Stocks(a) (continued)
Watsco , Inc. (Trading
Companies &
Distributors) 0.4% 239 $ 91,353
Williams-Sonoma, Inc.
(Specialty Retail) 0.3% 458 85,893
WP Carey, Inc., REIT
(Diversified REITs) 0.4% 1,526 94,978
XPO, Inc.* (Ground
Transportation) 0.3% 827 71,354
Other Common
Stocks(b) 49.9% 289,108 12,566,493
Total Common Stocks
(Cost $16,675,032)
16,648,223
Securities Lending Reinvestments (c) — 0.1%
Investment Companies — 0.1%
Invesco Government
& Agency Portfolio,
Institutional Class
5.28% (d)
(Cost $28,190) 0.1% 28,190 28,190
Principal
Amount
Short-Term Investments — 11.9%
Repurchase Agreements (e) — 11.9%
Repurchase Agreements with various
counterparties, rates 5.10% - 5.31%,
dated 11/30/2023, due 12/1/2023,
total to be received $3,005,207
(Cost $3,004,766) $ 3,004,766 3,004,766
Total Investments — 78.2%
(Cost $19,707,988) 19,681,179
Other assets less liabilities — 21.8% 5,497,980
Net assets — 100.0% $ 25,179,159
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $445,607.
(b) The security or a portion of this security is on loan at November
30, 2023. The total value of securities on loan at November
30, 2023 was $46,875, collateralized in the form of cash
with a value of $28,190 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $24,154 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from
December 5, 2023 – November 15, 2053. The total value of
collateral is $52,344.
(c) The security was purchased with cash collateral held from securities on loan at November 30, 2023. The total value of
securities purchased was $28,190.
(d) Rate shown is the 7-day yield as of November 30, 2023.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 3,140,753
Aggregate gross unrealized depreciation (4,519,616)
Net unrealized depreciation $ (1,378,863)
Federal income tax cost $ 20,018,604
Futures Contracts Purchased
UltraPro MidCap400 had the following open long futures contracts as of November 30, 2023:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P Midcap 400 E-Mini Index 8 12/15/2023 U.S. Dollar $ 2,054,080 $ 39,519

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRAPRO MIDCAP400
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
87
UMDD
::
Swap Agreements
a
UltraPro MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
5,927,089 4/8/2024
Bank of
America NA 5.98% S&P MidCap 400
®
(255,745) — 255,745 —
11,818,288 4/8/2024
BNP Paribas
SA 5.78% S&P MidCap 400
®
(651,468) — 651,468 —
8,347,147 3/6/2025 Citibank NA 5.73% S&P MidCap 400
®
(160,733) — 160,733 —
7,915,218 11/7/2024
Goldman Sachs
International 5.83% S&P MidCap 400
®
(703,732) — 703,732 —
4,117,174 4/8/2024
Morgan
Stanley & Co.
International plc 5.88% S&P MidCap 400
®
587,368 (581,006) (6,362) —
9,800,719 4/8/2024
Societe
Generale 5.85% S&P MidCap 400
®
(304,558) — 304,558 —
8,870,125 4/8/2024 UBS AG 5.68% S&P MidCap 400
®
407,911 (330,044) — 77,867
56,795,760 (1,080,957)
Total Unrealized
Appreciation
995,279
Total Unrealized
Depreciation
(2,076,236)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
UltraPro MidCap400 invested, as a percentage of net assets, in the following industries, as of November 30, 2023:
Aerospace & Defense 0.8%
Air Freight & Logistics 0.2%
Automobile Components 1.0%
Automobiles 0.3%
Banks 3.6%
Beverages 0.4%
Biotechnology 1.1%
Broadline Retail 0.3%
Building Products 2.7%
Capital Markets 1.6%
Chemicals 1.5%
Commercial Services & Supplies 1.0%
Communications Equipment 0.3%
Construction & Engineering 1.1%
Construction Materials 0.3%
Consumer Finance 0.4%
Consumer Staples Distribution & Retail 1.3%
Containers & Packaging 1.3%
Diversified Consumer Services 0.6%
Diversified REITs 0.4%
Diversified Telecommunication Services 0.3%
Electric Utilities 0.7%
Electrical Equipment 1.0%
Electronic Equipment, Instruments & Components 2.0%
Energy Equipment & Services 0.7%
Entertainment 0.1%
Financial Services 1.0%
Food Products 0.8%
Gas Utilities 0.7%
Ground Transportation 1.3%

See accompanying notes to the financial statements.
ULTRAPRO MIDCAP400 :: NOVEMBER 30, 2023
(
UNAUDITED
)
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
88
UMDD
::
Health Care Equipment & Supplies 1.5%
Health Care Providers & Services 1.4%
Health Care REITs 0.6%
Health Care Technology 0.1%
Hotel & Resort REITs 0.1%
Hotels, Restaurants & Leisure 2.4%
Household Durables 1.1%
Independent Power and Renewable Electricity Producers 0.5%
Industrial REITs 0.9%
Insurance 3.1%
Interactive Media & Services 0.2%
IT Services 0.5%
Leisure Products 0.6%
Life Sciences Tools & Services 0.7%
Machinery 3.1%
Marine Transportation 0.1%
Media 0.5%
Metals & Mining 1.5%
Mortgage Real Estate Investment Trusts (REITs) 0.4%
Multi-Utilities 0.2%
Office REITs 0.4%
Oil, Gas & Consumable Fuels 2.9%
Paper & Forest Products 0.1%
Personal Care Products 0.3%
Pharmaceuticals 0.3%
Professional Services 2.0%
Real Estate Management & Development 0.2%
Residential REITs 0.6%
Retail REITs 0.9%
Semiconductors & Semiconductor Equipment 1.6%
Software 1.8%
Specialized REITs 1.3%
Specialty Retail 2.5%
Technology Hardware, Storage & Peripherals 0.4%
Textiles, Apparel & Luxury Goods 1.5%
Trading Companies & Distributors 0.9%
Water Utilities 0.2%
Other
a
33.8%
100.0%
a Includes any non-equity securities and net other assets (liabilities).

NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRAPRO QQQ
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
89
TQQQ
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks (a) — 37.1%
Automobiles — 1.1%
Lucid Group, Inc.*(b) 1,273,274 $ 5,373,216
Tesla, Inc.* 828,992 199,024,400
204,397,616
Beverages — 1.0%
Keurig Dr Pepper, Inc. 782,632 24,707,692
Monster Beverage Corp.* 586,811 32,362,627
PepsiCo, Inc. 770,650 129,692,688
186,763,007
Biotechnology — 1.6%
Amgen, Inc. 299,027 80,629,640
Biogen, Inc.* 81,505 19,078,690
Gilead Sciences, Inc. 697,571 53,433,939
Moderna, Inc.* 213,446 16,584,754
Regeneron Pharmaceuticals,
Inc.* 59,934 49,374,229
Seagen , Inc.* 105,029 22,393,233
Vertex Pharmaceuticals, Inc.* 144,414 51,239,531
292,734,016
Broadline Retail — 2.7%
Amazon.com, Inc.* 2,694,932 393,702,616
eBay, Inc. 298,266 12,231,889
JD.com, Inc., ADR 254,328 6,976,217
MercadoLibre , Inc.* 27,719 44,917,531
PDD Holdings, Inc., ADR* 364,940 53,806,753
511,635,006
Commercial Services & Supplies — 0.3%
Cintas Corp. 57,005 31,538,016
Copart, Inc.* 534,388 26,836,966
58,374,982
Communications Equipment — 0.6%
Cisco Systems, Inc. 2,282,938 110,448,540
Consumer Staples Distribution & Retail — 0.9%
Costco Wholesale Corp. 248,222 147,131,108
Dollar Tree, Inc.* 123,089 15,212,570
Walgreens Boots Alliance, Inc. 484,120 9,653,353
171,997,031
Electric Utilities — 0.5%
American Electric Power Co.,
Inc. 288,163 22,923,367
Constellation Energy Corp. 179,863 21,770,617
Exelon Corp. 557,068 21,452,689
Xcel Energy, Inc. 308,776 18,785,932
84,932,605
Energy Equipment & Services — 0.1%
Baker Hughes Co., Class
a
A 565,527 19,086,536
Entertainment — 0.8%
Electronic Arts, Inc. 151,573 20,918,590
Investments Shares Value
Common Stocks (a) (continued)
Netflix, Inc.* 248,646 $ 117,850,745
Warner Bros Discovery, Inc.* 1,365,061 14,264,887
153,034,222
Financial Services — 0.2%
PayPal Holdings, Inc.* 615,346 35,450,083
Food Products — 0.4%
Kraft Heinz Co. (The) 688,179 24,161,965
Mondelez International, Inc.,
Class
a
A 762,249 54,165,414
78,327,379
Ground Transportation — 0.3%
CSX Corp. 1,123,598 36,292,215
Old Dominion Freight Line, Inc. 61,525 23,936,917
60,229,132
Health Care Equipment & Supplies — 0.7%
Align Technology, Inc.* 42,825 9,155,985
Dexcom, Inc.* 217,219 25,093,139
GE HealthCare Technologies,
Inc. 255,462 17,488,929
IDEXX Laboratories, Inc.* 46,433 21,629,420
Intuitive Surgical, Inc.* 196,943 61,217,762
134,585,235
Hotels, Restaurants & Leisure — 1.0%
Airbnb, Inc., Class
a
A * 238,729 30,161,022
Booking Holdings, Inc.* 19,449 60,791,739
Marriott International, Inc.,
Class
a
A 167,072 33,865,495
Starbucks Corp. 641,361 63,687,147
188,505,403
Industrial Conglomerates — 0.4%
Honeywell International, Inc. 371,716 72,826,599
Interactive Media & Services — 3.6%
Alphabet, Inc., Class
a
A * 1,549,981 205,418,982
Alphabet, Inc., Class
a
C * 1,514,962 202,883,711
Meta Platforms, Inc., Class
a
A * 813,516 266,141,759
674,444,452
IT Services — 0.1%
Cognizant Technology Solutions
Corp., Class
a
A 283,244 19,934,713
Life Sciences Tools & Services — 0.1%
Illumina, Inc.* 89,153 9,089,148
Machinery — 0.1%
PACCAR, Inc. 292,635 26,869,746
Media — 0.8%
Charter Communications, Inc.,
Class
a
A * 83,759 33,514,489

See accompanying notes to the financial statements.
ULTRAPRO QQQ :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
90
TQQQ
::
Investments Shares Value
Common Stocks (a) (continued)
Comcast Corp., Class
a
A 2,305,450 $ 96,575,301
Sirius XM Holdings, Inc.(b) 2,152,599 10,074,163
Trade Desk, Inc. (The), Class
a
A * 250,011 17,615,775
157,779,728
Oil, Gas & Consumable Fuels — 0.1%
Diamondback Energy, Inc. 100,166 15,466,632
Pharmaceuticals — 0.1%
AstraZeneca plc, ADR 326,243 21,072,035
Professional Services — 0.5%
Automatic Data Processing, Inc. 231,217 53,161,413
Paychex, Inc. 202,021 24,640,501
Verisk Analytics, Inc., Class
a
A 81,676 19,719,037
97,520,951
Real Estate Management & Development — 0.1%
CoStar Group, Inc.* 228,660 18,987,926
Semiconductors & Semiconductor Equipment — 6.9%
Advanced Micro Devices, Inc.* 904,464 109,584,858
Analog Devices, Inc. 279,682 51,288,085
Applied Materials, Inc. 468,077 70,108,573
ASML Holding NV (Registered),
NYRS 48,671 33,279,283
Broadcom, Inc. 230,441 213,326,147
Enphase Energy, Inc.* 76,157 7,693,380
GLOBALFOUNDRIES, Inc.*(b) 306,601 16,461,408
Intel Corp. 2,346,467 104,887,075
KLA Corp. 76,511 41,669,421
Lam Research Corp. 74,842 53,580,885
Marvell Technology, Inc. 483,595 26,950,749
Microchip Technology, Inc. 305,431 25,485,163
Micron Technology, Inc. 613,191 46,676,099
NVIDIA Corp. 644,476 301,421,425
NXP Semiconductors NV 144,052 29,398,132
ON Semiconductor Corp.* 241,245 17,208,006
QUALCOMM, Inc. 625,612 80,735,228
Texas Instruments, Inc. 508,658 77,677,163
1,307,431,080
Software — 6.9%
Adobe, Inc.* 255,548 156,142,383
ANSYS, Inc.* 48,735 14,296,900
Atlassian Corp., Class
a
A * 86,080 16,436,976
Autodesk, Inc.* 119,686 26,143,013
Cadence Design Systems, Inc.* 152,339 41,629,678
Crowdstrike Holdings, Inc.,
Class
a
A * 126,331 29,939,184
Datadog, Inc., Class
a
A * 167,612 19,538,531
Fortinet, Inc.* 440,348 23,144,691
Intuit, Inc. 157,278 89,878,086
Microsoft Corp. 1,940,862 735,412,020
Palo Alto Networks, Inc.* 171,024 50,467,472
Synopsys, Inc.* 85,062 46,208,230
Workday, Inc., Class
a
A * 115,729 31,330,155
Investments Shares Value
Common Stocks (a) (continued)
Zoom Video Communications,
Inc., Class
a
A * 143,174 $ 9,711,492
Zscaler , Inc.* 81,701 16,138,399
1,306,417,210
Specialty Retail — 0.3%
O'Reilly Automotive, Inc.* 34,040 33,440,215
Ross Stores, Inc. 190,945 24,895,409
58,335,624
Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc. 4,084,594 775,868,630
Textiles, Apparel & Luxury Goods — 0.2%
Lululemon Athletica, Inc.* 68,030 30,395,804
Trading Companies & Distributors — 0.1%
Fastenal Co. 319,898 19,184,283
Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc. 658,791 99,115,106
Total Common Stocks
(Cost $7,165,984,223)
7,001,240,460
Securities Lending Reinvestments (c) — 0.1%
Investment Companies — 0.1%
Invesco Government & Agency Portfolio,
Institutional Class 5.28% (d)
(Cost $26,916,306) 26,916,306 26,916,306
Principal
Amount
Short-Term Investments — 38.5%
Repurchase Agreements (e) — 2.6%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%,
dated 11/30/2023, due
12/1/2023, total to be received
$495,456,981
(Cost $495,384,118) $ 495,384,118 495,384,118
U.S. Treasury Obligations (a) — 35.9%
U.S. Treasury Bills
5.39%, 12/5/2023 (f) 100,000,000 99,941,478
5.36%, 12/7/2023 (f) 50,000,000 49,956,072
5.38%, 12/12/2023 (f) 35,000,000 34,943,683
5.31%, 12/14/2023 (f) 550,000,000 548,957,953
5.40%, 12/19/2023 (f) 350,000,000 349,077,138
5.38%, 12/28/2023 (f) 125,000,000 124,504,930
5.38%, 1/4/2024 (f) 350,000,000 348,259,019
5.41%, 1/9/2024 (f) 250,000,000 248,573,610
5.37%, 1/11/2024 (f) 100,000,000 99,399,806
5.30%, 1/16/2024 (f) 50,000,000 49,663,146
5.37%, 1/18/2024 (f) 100,000,000 99,299,444
5.33%, 1/25/2024 (f) 300,000,000 297,580,764

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRAPRO QQQ
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
91
TQQQ
::
Investments
Principal
Amount Value
U.S. Treasury Obligations (a) (continued)
5.37%, 2/1/2024 (f) $ 200,000,000 $ 198,190,374
5.32%, 2/6/2024 (f) 200,000,000 198,046,144
5.38%, 2/8/2024 (f) 450,000,000 445,484,813
5.46%, 2/13/2024 (f) 330,000,000 326,440,897
5.30%, 2/20/2024 (f) 150,000,000 148,229,756
5.43%, 2/22/2024 (f) 250,000,000 246,977,705
5.35%, 3/5/2024 (f) 200,000,000 197,236,996
5.42%, 3/14/2024 (f) 100,000,000 98,493,444
5.44%, 3/21/2024 (f) 500,000,000 491,942,865
5.46%, 3/28/2024 (f) 200,000,000 196,584,556
5.47%, 4/4/2024 (f) 1,350,000,000 1,325,507,814
5.37%, 4/18/2024 (f) 350,000,000 342,999,128
5.39%, 5/9/2024 (f) 200,000,000 195,410,962
Total U.S. Treasury Obligations
(Cost $6,760,758,103) 6,761,702,497
Total Short-Term Investments
(Cost $7,256,142,221) 7,257,086,615
Total Investments — 75.7%
(Cost $14,449,042,750) 14,285,243,381
Other assets less liabilities — 24.3% 4,573,539,463
Net Assets — 100.0% $ 18,858,782,844
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $5,266,849,405.
(b) The security or a portion of this security is on loan at November
30, 2023. The total value of securities on loan at November 30,
2023 was $28,078,173, collateralized in the form of cash with a value of $26,916,306 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $3,030,306 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.25%, and maturity dates ranging from January 15, 2024 – February 15, 2051. The total value of collateral is $29,946,612.
(c) The security was purchased with cash collateral held from securities on loan at November 30, 2023. The total value of
securities purchased was $26,916,306.
(d) Rate shown is the 7-day yield as of November 30, 2023.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(f) The rate shown was the current yield as of November 30, 2023.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 4,543,495,709
Aggregate gross unrealized depreciation (394,559,288)
Net unrealized appreciation $ 4,148,936,421
Federal income tax cost $ 14,797,365,178
Futures Contracts Purchased
UltraPro QQQ had the following open long futures contracts as of November 30, 2023:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Nasdaq 100 E-Mini Index 4,464 12/15/2023 U.S. Dollar $ 1,427,185,440 $ 99,940,734
Swap Agreements
a
UltraPro QQQ had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
4,794,344,367 5/6/2025
Bank of
America NA 5.98% Nasdaq-100 Index
®
517,876,240 (513,840,203) (4,036,037) —
6,496,588,115 3/6/2025
Barclays
Capital 5.93% Nasdaq-100 Index
®
814,493,863 (812,495,521) (1,998,342) —
6,838,143,646 2/11/2025
BNP Paribas
SA 5.98% Nasdaq-100 Index
®
721,883,211 (720,978,811) (904,400) —
5,807,895,297 5/6/2024 Citibank NA 6.08% Nasdaq-100 Index
®
956,777,120 (950,506,435) (6,270,685) —
5,977,819,851 3/13/2025
Goldman Sachs
International 6.03% Nasdaq-100 Index
®
47,873,752 (47,873,752) — —
4,296,531,604 11/6/2024
J.P. Morgan
Securities 5.73% Nasdaq-100 Index
®
151,402,849 (151,402,849) — —
2,465,668,285 4/8/2024
Morgan
Stanley & Co.
International plc 5.88% Nasdaq-100 Index
®
477,073,659 (472,923,378) (4,150,281) —
5,114,529,753 11/6/2025
Societe
Generale 6.28% Nasdaq-100 Index
®
304,996,426 (303,725,194) (1,271,232) —
6,356,390,389 4/7/2025 UBS AG 6.13% Nasdaq-100 Index
®
568,740,364 (550,542,681) (2,730,928) 15,466,755
48,147,911,307 4,561,117,484
Total Unrealized
Appreciation
4,561,117,484

See accompanying notes to the financial statements.
ULTRAPRO QQQ :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
92
TQQQ
::
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRAPRO RUSSELL2000
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
93
URTY
::
See accompanying notes to the financial statements.
Percentage
of Net
Assets Shares Value
Common Stocks (a) — 65.0%
API Group Corp.*
(Construction &
Engineering) 0.2% 16,871 $ 512,035
Applied Industrial
Technologies, Inc.
(Trading Companies &
Distributors) 0.2% 3,111 497,978
ATI, Inc.* (Metals &
Mining) 0.2% 10,401 457,124
Atkore, Inc.* (Electrical
Equipment) 0.1% 3,113 404,379
BellRing Brands, Inc.*
(Personal Care
Products) 0.2% 10,812 571,955
ChampionX Corp.
(Energy Equipment &
Services) 0.2% 16,045 470,439
Chart Industries, Inc.*
(Machinery) 0.2% 3,466 450,684
Chord Energy Corp. (Oil,
Gas & Consumable
Fuels) 0.2% 3,375 547,223
Civitas Resources,
Inc. (Oil, Gas &
Consumable Fuels) 0.1% 5,584 383,565
Comfort Systems USA,
Inc. (Construction &
Engineering) 0.2% 2,853 552,284
Commercial Metals Co.
(Metals & Mining) 0.2% 9,448 428,278
Duolingo, Inc., Class A*
(Diversified Consumer
Services) 0.2% 2,317 491,876
elf Beauty, Inc.*
(Personal Care
Products) 0.2% 4,302 508,023
Ensign Group, Inc.
(The) (Health Care
Providers & Services) 0.2% 4,398 470,894
Essent Group Ltd.
(Financial Services) 0.1% 8,541 412,872
Fabrinet* (Electronic
Equipment,
Instruments &
Components) 0.2% 2,971 481,005
Fluor Corp.*
(Construction &
Engineering) 0.2% 11,501 437,383
Halozyme Therapeutics,
Inc.* (Biotechnology) 0.1% 10,465 404,054
HealthEquity, Inc.*
(Health Care
Providers & Services) 0.2% 6,777 454,195
ImmunoGen , Inc.*
(Biotechnology) 0.2% 19,312 566,807
Intra-Cellular
Therapies, Inc.*
(Pharmaceuticals) 0.2% 7,547 463,159
Lantheus Holdings,
Inc.* (Health Care
Equipment &
Supplies) 0.1% 5,486 392,907
Percentage
of Net
Assets Shares Value
Common Stocks(a) (continued)
Light & Wonder, Inc.*
(Hotels, Restaurants
& Leisure) 0.2% 7,363 $ 651,036
Matador Resources
Co. (Oil, Gas &
Consumable Fuels) 0.2% 9,136 528,792
Maximus, Inc.
(Professional
Services) 0.1% 4,903 409,351
Meritage Homes Corp.
(Household Durables) 0.1% 2,939 415,281
MicroStrategy, Inc.,
Class A*(b) (Software) 0.2% 891 443,985
Murphy Oil Corp. (Oil,
Gas & Consumable
Fuels) 0.2% 11,986 512,641
Noble Corp. plc
(Energy Equipment &
Services) 0.1% 8,925 411,799
Novanta , Inc.*
(Electronic
Equipment,
Instruments &
Components) 0.1% 2,888 417,143
Onto Innovation, Inc.*
(Semiconductors
& Semiconductor
Equipment) 0.2% 3,949 556,849
Option Care Health,
Inc.* (Health Care
Providers & Services) 0.1% 13,714 407,991
PBF Energy, Inc.,
Class A (Oil, Gas &
Consumable Fuels) 0.2% 9,179 407,548
Permian Resources
Corp., Class A (Oil,
Gas & Consumable
Fuels) 0.1% 28,821 378,708
Qualys, Inc.* (Software) 0.2% 2,999 554,335
Rambus, Inc.*
(Semiconductors
& Semiconductor
Equipment) 0.2% 8,794 595,090
Ryman Hospitality
Properties, Inc., REIT
(Hotel & Resort REITs) 0.2% 4,656 467,230
Selective Insurance
Group, Inc.
(Insurance) 0.2% 4,855 493,705
Simpson Manufacturing
Co., Inc. (Building
Products) 0.2% 3,461 577,883
SouthState Corp.
(Banks) 0.2% 6,137 454,445
SPS Commerce, Inc.*
(Software) 0.2% 2,960 509,949
Super Micro Computer,
Inc.* (Technology
Hardware, Storage &
Peripherals) 0.4% 3,742 1,023,358
Taylor Morrison Home
Corp., Class A*
(Household Durables) 0.1% 8,484 382,628

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2023
(
UNAUDITED
)
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
94
URTY
::
Percentage
of Net
Assets Shares Value
Common Stocks(a) (continued)
Tenable Holdings, Inc.*
(Software) 0.1% 9,206 $ 381,036
Terreno Realty Corp.,
REIT (Industrial REITs) 0.1% 6,593 376,526
UFP Industries, Inc.
(Building Products) 0.2% 4,844 531,048
Vaxcyte , Inc.*
(Biotechnology) 0.2% 7,559 391,329
Watts Water
Technologies, Inc.,
Class A (Machinery) 0.2% 2,209 425,254
Weatherford
International plc*
(Energy Equipment &
Services) 0.2% 5,742 520,742
Workiva, Inc., Class A*
(Software) 0.1% 3,943 379,198
Other Common
Stocks(b) 56.3% 9,291,389 157,658,320
Total Common Stocks
(Cost $172,497,836)
181,622,319
No. of
Rights
Rights — 0.0% (c)
Aduro Biotech, Inc.,
CVR*(d)(e) 0.0% 899 —
Chinook Therape ,
CVR*(d)(e) 0.0% 4,511 —
Contraf-Nicotex-
Tobacco GmbH,
CVR*(d)(e) 0.0% 1,074 537
Oncternal Therapeutics,
Inc., CVR*(d)(e) 0.0% 23 —
Tobira Therapeutics,
Inc., CVR*(d)(e)
0.0% 218 —
Total Rights
(Cost $2,244) 537
Shares
Securities Lending Reinvestments (f) — 1.3%
Investment Companies — 1.3%
Invesco Government
& Agency Portfolio,
Institutional Class
5.28% (g)
(Cost $3,761,918) 1.3% 3,761,918 3,761,918
Principal
Amount Value
Short-Term Investments — 20.4%
Repurchase Agreements (h) — 20.4%
Repurchase Agreements with various
counterparties, rates 5.10% - 5.31%,
dated 11/30/2023, due 12/1/2023,
total to be received $57,140,064
(Cost $57,131,661) $ 57,131,661 $ 57,131,661
Total Investments — 86.7%
(Cost $233,393,659) 242,516,435
Other assets less liabilities — 13.3% 37,324,967
Net assets — 100.0% $ 279,841,402
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $121,339.
(b) The security or a portion of this security is on loan at November
30, 2023. The total value of securities on loan at November
30, 2023 was $4,220,219, collateralized in the form of cash
with a value of $3,761,918 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $706,618 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from
December 5, 2023 – November 15, 2053. The total value of
collateral is $4,468,536.
(c) Represents less than 0.05% of net assets.
(d) Illiquid security.
(e) Security fair valued as of November 30, 2023 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2023 amounted to $537, which represents approximately 0.00% of net assets of the
Fund.
(f) The security was purchased with cash collateral held from securities on loan at November 30, 2023. The total value of
securities purchased was $3,761,918.
(g) Rate shown is the 7-day yield as of November 30, 2023.
(h) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 8,897,166
Aggregate gross unrealized depreciation (37,894,684)
Net unrealized depreciation $ (28,997,518)
Federal income tax cost $ 281,374,268
Futures Contracts Purchased
UltraPro Russell2000 had the following open long futures contracts as of November 30, 2023:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Russell 2000 E-Mini Index 62 12/15/2023 U.S. Dollar $ 5,617,820 $ 486,675

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRAPRO RUSSELL2000
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
95
URTY
::
Swap Agreements
a
UltraPro Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
103,305,896 3/6/2025
Bank of
America NA 5.48% Russell 2000
®
Index (825,576) — 825,576 —
47,644,160 11/6/2025
Barclays
Capital 5.83% Russell 2000
®
Index 1,050,810 — (920,000) 130,810
55,189,582 2/11/2025
BNP Paribas
SA 5.48% Russell 2000
®
Index 575,506 (198,389) — 377,117
42,723,626 11/6/2025 Citibank NA 5.62% Russell 2000
®
Index 1,588,264 (1,501,037) — 87,227
105,456,821 3/6/2025
Goldman Sachs
International 5.73% Russell 2000
®
Index 789,573 (789,573) — —
43,848,836 11/6/2025
Morgan
Stanley & Co.
International plc 5.78% Russell 2000
®
Index 1,863,465 (1,863,465) — —
158,855,473 4/8/2024
Societe
Generale 5.88% Russell 2000
®
Index 2,790,882 (2,430,146) — 360,736
95,270,229 11/7/2024 UBS AG 5.33% Russell 2000
®
Index 1,540,716 (1,340,385) — 200,331
652,294,623 9,373,640
Total Unrealized
Appreciation
10,199,216
Total Unrealized
Depreciation
(825,576)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
UltraPro Russell2000 invested, as a percentage of net assets, in the following industries, as of November 30, 2023:
Aerospace & Defense 0.7%
Air Freight & Logistics 0.1%
Automobile Components 0.9%
Automobiles 0.1%
Banks 5.9%
Beverages 0.3%
Biotechnology 4.4%
Broadline Retail 0.0%*
Building Products 1.3%
Capital Markets 0.9%
Chemicals 1.2%
Commercial Services & Supplies 1.1%
Communications Equipment 0.4%
Construction & Engineering 1.1%
Construction Materials 0.2%
Consumer Finance 0.5%
Consumer Staples Distribution & Retail 0.4%
Containers & Packaging 0.2%
Distributors 0.0%*
Diversified Consumer Services 0.9%
Diversified REITs 0.4%
Diversified Telecommunication Services 0.3%
Electric Utilities 0.5%
Electrical Equipment 0.9%
Electronic Equipment, Instruments & Components 1.8%
Energy Equipment & Services 1.7%
Entertainment 0.3%
Equity Real Estate Investment Trusts (REITs) 0.0%*

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2023
(
UNAUDITED
)
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
96
URTY
::
Financial Services 1.6%
Food Products 0.6%
Gas Utilities 0.6%
Ground Transportation 0.3%
Health Care Equipment & Supplies 1.8%
Health Care Providers & Services 1.7%
Health Care REITs 0.4%
Health Care Technology 0.3%
Hotel & Resort REITs 0.6%
Hotels, Restaurants & Leisure 1.4%
Household Durables 1.4%
Household Products 0.2%
Independent Power and Renewable Electricity Producers 0.2%
Industrial Conglomerates 0.0%*
Industrial REITs 0.3%
Insurance 1.2%
Interactive Media & Services 0.5%
IT Services 0.3%
Leisure Products 0.3%
Life Sciences Tools & Services 0.2%
Machinery 2.3%
Marine Transportation 0.2%
Media 0.4%
Metals & Mining 1.3%
Mortgage Real Estate Investment Trusts (REITs) 0.8%
Multi-Utilities 0.3%
Office REITs 0.4%
Oil, Gas & Consumable Fuels 3.2%
Paper & Forest Products 0.1%
Passenger Airlines 0.3%
Personal Care Products 0.6%
Pharmaceuticals 1.0%
Professional Services 1.7%
Real Estate Management & Development 0.5%
Residential REITs 0.3%
Retail REITs 0.8%
Semiconductors & Semiconductor Equipment 2.0%
Software 3.8%
Specialized REITs 0.3%
Specialty Retail 1.7%
Technology Hardware, Storage & Peripherals 0.5%
Textiles, Apparel & Luxury Goods 0.3%
Tobacco 0.1%
Trading Companies & Distributors 1.3%
Water Utilities 0.3%
Wireless Telecommunication Services 0.1%
Other
a
35.0%
100.0%
* Amount represents less than 0.05%.
a Includes any non-equity securities and net other assets (liabilities).

NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRAPRO S&P500
®
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
97
UPRO
::
See accompanying notes to the financial statements.
Percentage
of Net
Assets Shares Value
Common Stocks (a) — 63.6%
Abbott Laboratories
(Health Care
Equipment &
Supplies) 0.3% 79,337 $ 8,274,056
AbbVie, Inc.
(Biotechnology) 0.4% 80,721 11,493,863
Accenture plc, Class A
(IT Services) 0.3% 28,809 9,597,430
Adobe, Inc.* (Software) 0.5% 20,870 12,751,779
Advanced Micro
Devices, Inc.*
(Semiconductors
& Semiconductor
Equipment) 0.3% 73,896 8,953,299
Alphabet, Inc., Class A*
(Interactive Media &
Services) 1.3% 271,341 35,960,823
Alphabet, Inc., Class C*
(Interactive Media &
Services) 1.1% 230,847 30,915,030
Amazon.com, Inc.*
(Broadline Retail) 2.2% 415,320 60,674,099
Amgen, Inc.
(Biotechnology) 0.2% 24,526 6,613,191
Apple, Inc. (Technology
Hardware, Storage &
Peripherals) 4.6% 672,181 127,680,781
Bank of America Corp.
(Banks) 0.4% 316,156 9,639,596
Berkshire Hathaway,
Inc., Class B*
(Financial Services) 1.1% 83,457 30,044,520
Broadcom, Inc.
(Semiconductors
& Semiconductor
Equipment) 0.7% 20,072 18,581,253
Chevron Corp. (Oil, Gas
& Consumable Fuels) 0.4% 81,132 11,650,555
Cisco Systems, Inc.
(Communications
Equipment) 0.3% 186,430 9,019,483
Coca-Cola Co. (The)
(Beverages) 0.4% 177,958 10,399,866
Comcast Corp., Class A
(Media) 0.3% 188,182 7,882,944
Costco Wholesale Corp.
(Consumer Staples
Distribution & Retail) 0.4% 20,301 12,033,215
Danaher Corp. (Life
Sciences Tools &
Services) 0.2% 30,052 6,710,912
Eli Lilly & Co.
(Pharmaceuticals) 0.8% 36,464 21,551,682
Exxon Mobil Corp. (Oil,
Gas & Consumable
Fuels) 0.7% 184,965 19,003,304
Home Depot, Inc. (The)
(Specialty Retail) 0.5% 45,977 14,413,330
Intel Corp.
(Semiconductors
& Semiconductor
Equipment) 0.3% 191,559 8,562,687
Percentage
of Net
Assets Shares Value
Common Stocks(a) (continued)
International Business
Machines Corp. (IT
Services) 0.2% 41,644 $ 6,603,073
Intuit, Inc. (Software) 0.3% 12,888 7,364,977
Johnson & Johnson
(Pharmaceuticals) 0.6% 110,092 17,026,829
JPMorgan Chase & Co.
(Banks) 0.8% 132,941 20,749,431
Linde plc (Chemicals) 0.3% 22,312 9,232,036
Mastercard, Inc., Class
A (Financial Services) 0.6% 38,037 15,740,852
McDonald's Corp.
(Hotels, Restaurants
& Leisure) 0.4% 33,339 9,396,264
Merck & Co., Inc.
(Pharmaceuticals) 0.4% 116,046 11,892,394
Meta Platforms, Inc.,
Class A* (Interactive
Media & Services) 1.2% 101,679 33,264,285
Microsoft Corp.
(Software) 4.7% 339,845 128,770,669
Netflix, Inc.*
(Entertainment) 0.4% 20,301 9,622,065
NVIDIA Corp.
(Semiconductors
& Semiconductor
Equipment) 1.9% 112,979 52,840,278
Oracle Corp. (Software) 0.3% 71,989 8,365,842
PepsiCo, Inc.
(Beverages) 0.4% 62,904 10,586,114
Pfizer, Inc.
(Pharmaceuticals) 0.3% 258,163 7,866,227
Philip Morris
International, Inc.
(Tobacco) 0.2% 71,047 6,632,948
Procter & Gamble Co.
(The) (Household
Products) 0.6% 107,782 16,546,693
QUALCOMM, Inc.
(Semiconductors
& Semiconductor
Equipment) 0.3% 51,016 6,583,615
Salesforce, Inc.*
(Software) 0.4% 44,541 11,219,878
Tesla, Inc.*
(Automobiles) 1.1% 126,284 30,318,263
Thermo Fisher Scientific,
Inc. (Life Sciences
Tools & Services) 0.3% 17,678 8,764,045
UnitedHealth Group,
Inc. (Health Care
Providers & Services) 0.8% 42,377 23,433,210
Verizon
Communications,
Inc. (Diversified
Telecommunication
Services) 0.3% 192,335 7,372,201
Visa, Inc., Class A
(Financial Services) 0.7% 73,532 18,874,194
Walmart, Inc. (Consumer
Staples Distribution &
Retail) 0.4% 65,206 10,151,922

See accompanying notes to the financial statements.
ULTRAPRO S&P500
®
:: NOVEMBER 30, 2023
(
UNAUDITED
)
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
98
UPRO
::
Percentage
of Net
Assets Shares Value
Common Stocks(a) (continued)
Walt Disney Co. (The)*
(Entertainment) 0.3% 83,653 $ 7,753,797
Wells Fargo & Co.
(Banks) 0.3% 167,386 7,463,742
Other Common
Stocks(b) 27.4% 8,565,390 755,483,664
Total Common Stocks
(Cost $1,916,593,602)
1,752,327,206
Securities Lending Reinvestments (c) — 0.0% (d)
Investment Companies — 0.0% (d)
Invesco Government
& Agency Portfolio,
Institutional Class
5.28% (e)
(Cost $15,561) 0.0% 15,561 15,561
Principal
Amount
Short-Term Investments (a) — 16.2%
Repurchase Agreements (f) — 2.8%
Repurchase Agreements with various
counterparties, rates 5.10% - 5.31%,
dated 11/30/2023, due 12/1/2023,
total to be received $76,778,363
(Cost $76,767,074) $ 76,767,074 76,767,074
U.S. Treasury Obligations — 13.4%
U.S. Treasury Bills
5.36%, 12/7/2023 (g) 50,000,000 49,956,072
5.38%, 12/12/2023 (g) 25,000,000 24,959,774
5.33%, 1/25/2024 (g) 100,000,000 99,193,588
5.31%, 2/27/2024 (g) 100,000,000 98,718,653
Principal
Amount Value
U.S. Treasury Obligations (continued)
5.39%, 5/9/2024 (g) $ 100,000,000 $ 97,705,481
Total U.S. Treasury Obligations
(Cost $370,497,352) 370,533,568
Total Short-Term Investments
(Cost $447,264,426) 447,300,642
Total Investments — 79.8%
(Cost $2,363,873,589) 2,199,643,409
Other assets less liabilities — 20.2% 557,530,361
Net assets — 100.0% $ 2,757,173,770
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $350,969,914.
(b) The security or a portion of this security is on loan at November
30, 2023. The total value of securities on loan at November
30, 2023 was $15,160, collateralized in the form of cash with a value of $15,561 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(c) The security was purchased with cash collateral held from securities on loan at November 30, 2023. The total value of
securities purchased was $15,561.
(d) Represents less than 0.05% of net assets.
(e) Rate shown is the 7-day yield as of November 30, 2023.
(f) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(g) The rate shown was the current yield as of November 30, 2023.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 389,438,917
Aggregate gross unrealized depreciation (223,102,961)
Net unrealized appreciation $ 166,335,956
Federal income tax cost $ 2,385,311,984
Futures Contracts Purchased
UltraPro S&P500
®
had the following open long futures contracts as of November 30, 2023:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P 500 E-Mini Index 564 12/15/2023 U.S. Dollar $ 129,064,350 $ 6,704,227

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRAPRO S&P500
®
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
99
UPRO
::
Swap Agreements
a
UltraPro S&P500
®
had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
658,626,514 3/6/2025
Bank of
America NA 5.93% S&P 500
®
57,279,561 (56,839,066) (369,216) 71,279
1,272,273,902 2/11/2025
BNP Paribas
SA 5.93% S&P 500
®
44,322,146 (40,634,700) (13) 3,687,433
894,046,358 3/6/2025 Citibank NA 5.93% S&P 500
®
44,360,170 (41,948,727) (35,021) 2,376,422
669,840,463 4/8/2024
Goldman Sachs
International 5.93% S&P 500
®
33,119,473 (32,970,662) — 148,811
877,067,846 11/6/2024
J.P. Morgan
Securities 5.73% S&P 500
®
34,582,275 (18,094,204) — 16,488,071
499,059,557 3/6/2025
Morgan
Stanley & Co.
International plc 5.88% S&P 500
®
40,068,323 (39,738,761) (329,562) —
775,187,635 4/8/2024
Societe
Generale 5.98% S&P 500
®
37,312,386 (35,723,600) — 1,588,786
743,815,984 11/7/2024 UBS AG 5.83% S&P 500
®
54,255,970 (52,804,904) — 1,451,066
6,389,918,259 345,300,304
Total Unrealized
Appreciation
345,300,304
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
UltraPro S&P500
®
invested, as a percentage of net assets, in the following industries, as of November 30, 2023:
Aerospace & Defense 1.0%
Air Freight & Logistics 0.3%
Automobile Components 0.1%
Automobiles 1.2%
Banks 2.0%
Beverages 1.0%
Biotechnology 1.2%
Broadline Retail 2.3%
Building Products 0.3%
Capital Markets 1.8%
Chemicals 1.0%
Commercial Services & Supplies 0.4%
Communications Equipment 0.5%
Construction & Engineering 0.0%*
Construction Materials 0.1%
Consumer Finance 0.3%
Consumer Staples Distribution & Retail 1.1%
Containers & Packaging 0.2%
Distributors 0.1%
Diversified Telecommunication Services 0.5%
Electric Utilities 1.0%
Electrical Equipment 0.4%
Electronic Equipment, Instruments & Components 0.4%
Energy Equipment & Services 0.2%
Entertainment 0.8%
Financial Services 2.7%
Food Products 0.6%
Gas Utilities 0.0%*
Ground Transportation 0.5%
Health Care Equipment & Supplies 1.6%

See accompanying notes to the financial statements.
ULTRAPRO S&P500
®
:: NOVEMBER 30, 2023
(
UNAUDITED
)
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
100
UPRO
::
Health Care Providers & Services 1.9%
Health Care REITs 0.1%
Hotel & Resort REITs 0.0%*
Hotels, Restaurants & Leisure 1.4%
Household Durables 0.2%
Household Products 0.8%
Independent Power and Renewable Electricity Producers 0.0%*
Industrial Conglomerates 0.5%
Industrial REITs 0.2%
Insurance 1.4%
Interactive Media & Services 3.6%
IT Services 0.8%
Leisure Products 0.0%*
Life Sciences Tools & Services 0.9%
Machinery 1.1%
Media 0.4%
Metals & Mining 0.3%
Multi-Utilities 0.4%
Office REITs 0.0%*
Oil, Gas & Consumable Fuels 2.4%
Passenger Airlines 0.1%
Personal Care Products 0.1%
Pharmaceuticals 2.5%
Professional Services 0.5%
Real Estate Management & Development 0.1%
Residential REITs 0.2%
Retail REITs 0.2%
Semiconductors & Semiconductor Equipment 4.9%
Software 7.2%
Specialized REITs 0.7%
Specialty Retail 1.3%
Technology Hardware, Storage & Peripherals 4.8%
Textiles, Apparel & Luxury Goods 0.3%
Tobacco 0.4%
Trading Companies & Distributors 0.2%
Water Utilities 0.0%*
Wireless Telecommunication Services 0.1%
Other
a
36.4%
100.0%
* Amount represents less than 0.05%.
a Includes any non-equity securities and net other assets (liabilities).

NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRAPRO SHORT 20+ YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
101
TTT
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 30.7%
Repurchase Agreements (a) — 30.7%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $15,939,053
(Cost $15,936,709) $ 15,936,709 $ 15,936,709
Total Investments — 30.7%
(Cost $15,936,709) 15,936,709
Other assets less liabilities — 69.3% 35,960,598
Net Assets — 100.0% $ 51,897,307
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 28,440,033
Aggregate gross unrealized depreciation (7,276,470)
Net unrealized appreciation $ 21,163,563
Federal income tax cost $ 15,936,709
Futures Contracts Sold
UltraPro Short 20+ Year Treasury had the following open short futures contracts as of November 30, 2023:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury Long Bond 11 3/19/2024 U.S. Dollar $ 1,283,219 $ (5,521)
Swap Agreements
a
UltraPro Short 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
(10,243,582) 11/6/2024
Bank of
America NA (5.03)%
ICE U.S. Treasury
20+ Year Bond
Index 8,778,157 (8,748,322) (29,835) —
(24,675,656) 11/6/2024
Barclays
Capital (5.11)%
ICE U.S. Treasury
20+ Year Bond
Index (2,131,067) — 2,131,067 —
(45,307,642) 11/6/2024 Citibank NA (4.88)%
ICE U.S. Treasury
20+ Year Bond
Index (2,213,853) — 2,213,853 —
(11,075,963) 11/6/2024
Goldman Sachs
International (4.91)%
ICE U.S. Treasury
20+ Year Bond
Index 8,586,981 (8,586,981) — —
(14,225,121) 11/6/2024
Morgan
Stanley & Co.
International plc (5.16)%
ICE U.S. Treasury
20+ Year Bond
Index 11,074,895 (10,957,062) (117,833) —
(13,441,441) 2/6/2025
Societe
Generale (5.01)%
ICE U.S. Treasury
20+ Year Bond
Index (1,254,011) — 1,254,011 —
(35,941,486) 11/6/2024 UBS AG (4.88)%
ICE U.S. Treasury
20+ Year Bond
Index (1,672,018) — 1,672,018 —
(154,910,891) 21,169,084
Total Unrealized
Appreciation
28,440,033
Total Unrealized
Depreciation
(7,270,949)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).

See accompanying notes to the financial statements.
ULTRAPRO SHORT 20+ YEAR TREASURY :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
102
TTT
::
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRAPRO SHORT DOW30
(
SM
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
103
SDOW
::
See accompanying notes to the financial statements.
oh
Investments
Principal
Amount Value
Short-Term Investments — 106.1%
Repurchase Agreements (a) — 27.4%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%,
dated 11/30/2023, due
12/1/2023, total to be received
$118,788,534
(Cost $118,771,066) $ 118,771,066 $ 118,771,066
U.S. Treasury Obligations (b) — 78.7%
U.S. Treasury Bills
5.31%, 12/14/2023 (c) 35,000,000 34,933,688
5.41%, 1/9/2024 (c) 25,000,000 24,857,361
5.30%, 1/16/2024 (c) 25,000,000 24,831,573
5.32%, 2/6/2024 (c) 25,000,000 24,755,768
5.31%, 2/15/2024 (c) 25,000,000 24,723,480
5.43%, 2/22/2024 (c) 25,000,000 24,697,770
5.44%, 3/21/2024 (c) 50,000,000 49,194,287
5.46%, 3/28/2024 (c) 75,000,000 73,719,209
5.29%, 4/11/2024 (c) 25,000,000 24,522,936
5.39%, 5/9/2024 (c) 35,000,000 34,196,918
Total U.S. Treasury Obligations
(Cost $340,379,969) 340,432,990
Total Short-Term Investments
(Cost $459,151,035) 459,204,056
Total Investments — 106.1%
(Cost $459,151,035) 459,204,056
Liabilities in excess of other assets — (6.1%) (26,343,742)
Net Assets — 100.0% $ 432,860,314
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $135,506,038.
(c) The rate shown was the current yield as of November 30, 2023.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 54,904
Aggregate gross unrealized depreciation (76,050,061)
Net unrealized depreciation $ (75,995,157)
Federal income tax cost $ 459,151,035
Futures Contracts Sold
UltraPro Short Dow30
SM
had the following open short futures contracts as of November 30, 2023:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
DJIA CBOT E-Mini Index 55 12/15/2023 U.S. Dollar $ 9,902,750 $ (295,214)

See accompanying notes to the financial statements.
ULTRAPRO SHORT DOW30
(
SM
)
:: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
104
SDOW
::
Swap Agreements
a
UltraPro Short Dow30
SM
had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
(124,461,981) 3/6/2025
Bank of
America NA (5.78)%
Dow Jones
Industrial Average
SM
(2,033,476) — 2,033,476 —
(144,630,430) 11/6/2025
Barclays
Capital (5.53)%
Dow Jones
Industrial Average
SM
(6,224,311) 4,204,311 2,020,000 —
(119,680,513) 2/11/2025
BNP Paribas
SA (5.63)%
Dow Jones
Industrial Average
SM
(5,962,590) 5,214,590 748,000 —
(134,024,918) 3/6/2025 Citibank NA (5.63)%
Dow Jones
Industrial Average
SM
(12,878,863) 12,878,863 — —
(227,928,643) 11/7/2024
Goldman Sachs
International (5.68)%
Dow Jones
Industrial Average
SM
(18,315,944) 18,215,944 100,000 —
(130,717,436) 3/6/2025
Morgan
Stanley & Co.
International plc (5.13)%
Dow Jones
Industrial Average
SM
(5,219,140) 5,219,140 — —
(218,401,657) 3/6/2025
Societe
Generale (5.63)%
Dow Jones
Industrial Average
SM
(8,235,016) 7,415,016 820,000 —
(188,876,233) 11/7/2024 UBS AG (5.18)%
Dow Jones
Industrial Average
SM
(16,883,624) 15,883,624 1,000,000 —
(1,288,721,811) (75,752,964)
Total Unrealized
Depreciation
(75,752,964)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRAPRO SHORT MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
105
MZZ
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 69.3%
Repurchase Agreements (a) — 69.3%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $3,045,912
(Cost $3,045,465) $ 3,045,465 $ 3,045,465
Total Investments — 69.3%
(Cost $3,045,465) 3,045,465
Other assets less liabilities — 30.7% 1,349,710
Net Assets — 100.0% $ 4,395,175
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 488,941
Aggregate gross unrealized depreciation (1,896,401)
Net unrealized depreciation $ (1,407,460)
Federal income tax cost $ 3,045,465
Futures Contracts Sold
UltraPro Short MidCap400 had the following open short futures contracts as of November 30, 2023:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
S&P Midcap 400 E-Mini Index 1 12/15/2023 U.S. Dollar $ 256,760 $ 3,713
Swap Agreements
a
UltraPro Short MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
(3,865,939) 3/6/2024
Bank of
America NA (5.68)% S&P MidCap 400
®
(381,207) — 381,207 —
(1,863,752) 2/11/2025
BNP Paribas
SA (5.48)% S&P MidCap 400
®
(238,614) — 238,614 —
(2,707,183) 4/8/2024 Citibank NA (5.53)% S&P MidCap 400
®
(1,091,091) — 1,056,250 (34,841)
(2,702,055) 3/6/2025
Morgan
Stanley & Co.
International plc (5.13)% S&P MidCap 400
®
(185,489) — 185,489 —
(1,789,407) 11/14/2024
Societe
Generale (5.31)% S&P MidCap 400
®
485,228 (479,961) (5,267) —
(12,928,336) (1,411,173)
Total Unrealized
Appreciation
485,228
Total Unrealized
Depreciation
(1,896,401)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRAPRO SHORT QQQ :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
106
SQQQ
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 122.2%
Repurchase Agreements (a) — 8.6%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%,
dated 11/30/2023, due
12/1/2023, total to be received
$329,573,741
(Cost $329,525,274) $ 329,525,274 $ 329,525,274
U.S. Treasury Obligations (b) — 113.6%
U.S. Treasury Bills
5.36%, 12/7/2023 (c) 75,000,000 74,934,108
5.38%, 12/12/2023 (c) 30,000,000 29,951,728
5.31%, 12/14/2023 (c) 100,000,000 99,810,537
5.38%, 12/19/2023 (c) 150,000,000 149,604,487
5.34%, 12/21/2023 (c) 150,000,000 149,561,514
5.40%, 12/26/2023 (c) 150,000,000 149,450,586
4.54%, 12/28/2023 (c) 100,000,000 99,603,944
5.35%, 1/4/2024 (c) 100,000,000 99,502,577
5.41%, 1/9/2024 (c) 125,000,000 124,286,805
5.37%, 1/11/2024 (c) 100,000,000 99,399,806
5.30%, 1/16/2024 (c) 250,000,000 248,315,730
5.37%, 1/18/2024 (c) 100,000,000 99,299,444
5.30%, 1/23/2024 (c) 250,000,000 248,062,647
5.06%, 1/25/2024 (c) 200,000,000 198,387,176
5.29%, 1/30/2024 (c) 25,000,000 24,780,392
5.37%, 2/1/2024 (c) 150,000,000 148,642,780
5.32%, 2/6/2024 (c) 75,000,000 74,267,304
5.38%, 2/8/2024 (c) 100,000,000 98,996,625
5.46%, 2/13/2024 (c) 240,000,000 237,411,562
5.31%, 2/15/2024 (c) 200,000,000 197,787,838
5.30%, 2/20/2024 (c) 150,000,000 148,229,755
5.43%, 2/22/2024 (c) 150,000,000 148,186,623
Investments
Principal
Amount Value
U.S. Treasury Obligations (b) (continued)
5.31%, 2/27/2024 (c) $ 75,000,000 $ 74,038,990
5.35%, 3/5/2024 (c) 75,000,000 73,963,874
5.42%, 3/14/2024 (c) 250,000,000 246,233,610
5.44%, 3/21/2024 (c) 200,000,000 196,777,146
5.46%, 3/28/2024 (c) 120,000,000 117,950,734
5.47%, 4/4/2024 (c) 150,000,000 147,278,646
5.29%, 4/11/2024 (c) 200,000,000 196,183,488
5.32%, 4/25/2024 (c) 150,000,000 146,858,972
5.31%, 5/2/2024 (c) 200,000,000 195,616,550
5.39%, 5/9/2024 (c) 35,000,000 34,196,918
Total U.S. Treasury Obligations
(Cost $4,377,405,826) 4,377,572,896
Total Short-Term Investments
(Cost $4,706,931,100) 4,707,098,170
Total Investments — 122.2%
(Cost $4,706,931,100) 4,707,098,170
Liabilities in excess of other assets — (22.2%) (855,402,063)
Net Assets — 100.0% $ 3,851,696,107
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $2,059,015,473.
(c) The rate shown was the current yield as of November 30, 2023.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 359,555
Aggregate gross unrealized depreciation (1,005,790,654)
Net unrealized depreciation $ (1,005,431,099)
Federal income tax cost $ 4,706,931,100
Futures Contracts Sold
UltraPro Short QQQ had the following open short futures contracts as of November 30, 2023:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
Nasdaq 100 E-Mini Index 93 12/15/2023 U.S. Dollar $ 29,733,030 $ (911,098)

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRAPRO SHORT QQQ
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
107
SQQQ
::
Swap Agreements
a
UltraPro Short QQQ had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
(1,012,546,214) 3/6/2025
Bank of
America NA (5.68)% Nasdaq-100 Index
®
(15,886,871) 15,886,871 — —
(1,663,314,997) 11/6/2025
Barclays
Capital (5.53)% Nasdaq-100 Index
®
(94,764,438) 94,764,438 — —
(888,854,535) 11/14/2024
BNP Paribas
SA (5.68)% Nasdaq-100 Index
®
(537,017,892) 537,017,892 — —
(1,398,548,460) 11/6/2025 Citibank NA (5.68)% Nasdaq-100 Index
®
(64,837,805) 26,889,805 37,948,000 —
(1,750,214,941) 3/13/2025
Goldman Sachs
International (5.68)% Nasdaq-100 Index
®
(67,747,568) 67,747,568 — —
(981,782,773) 11/6/2024
J.P. Morgan
Securities (5.48)% Nasdaq-100 Index
®
(37,698,300) 30,868,300 6,830,000 —
(1,018,446,926) 4/10/2025
Morgan
Stanley & Co.
International plc (5.13)% Nasdaq-100 Index
®
(18,055,146) 18,055,145 1 —
(1,690,187,158) 11/6/2025
Societe
Generale (5.98)% Nasdaq-100 Index
®
(96,329,123) 96,329,123 — —
(1,121,943,882) 11/6/2025 UBS AG (5.48)% Nasdaq-100 Index
®
(72,349,928) 72,349,928 — —
(11,525,839,886) (1,004,687,071)
Total Unrealized
Depreciation
(1,004,687,071)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRAPRO SHORT RUSSELL2000 :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
108
SRTY
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 90.8%
Repurchase Agreements (a) — 30.9%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $51,172,712
(Cost $51,165,187) $ 51,165,187 $ 51,165,187
U.S. Treasury Obligations (b) — 59.9%
U.S. Treasury Bills
5.35%, 1/4/2024 (c) 25,000,000 24,875,644
5.38%, 2/8/2024 (c) 50,000,000 49,498,313
5.46%, 2/13/2024 (c) 25,000,000 24,730,371
Total U.S. Treasury Obligations
(Cost $99,094,730) 99,104,328
Total Short-Term Investments
(Cost $150,259,917) 150,269,515
Total Investments — 90.8%
(Cost $150,259,917) 150,269,515
Other assets less liabilities — 9.2% 15,176,535
Net Assets — 100.0% $ 165,446,050
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $27,819,410.
(c) The rate shown was the current yield as of November 30, 2023.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,387,223
Aggregate gross unrealized depreciation (16,185,605)
Net unrealized depreciation $ (13,798,382)
Federal income tax cost $ 150,259,917
Futures Contracts Sold
UltraPro Short Russell2000 had the following open short futures contracts as of November 30, 2023:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
Russell 2000 E-Mini Index 77 12/15/2023 U.S. Dollar $ 6,976,970 $ 190,743
Swap Agreements
a
UltraPro Short Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
(90,414,820) 11/14/2024
Bank of
America NA (4.98)% Russell 2000
®
Index 2,186,544 (2,089,824) (96,720) —
(43,014,877) 11/6/2025
Barclays
Capital (5.43)% Russell 2000
®
Index (2,581,568) 2,561,568 20,000 —
(93,419,602) 11/14/2024
BNP Paribas
SA (5.18)% Russell 2000
®
Index (783,519) — 783,519 —
(71,613,675) 11/6/2025 Citibank NA (5.14)% Russell 2000
®
Index (2,686,112) 511,803 2,174,309 —
(64,898,592) 11/6/2025
Goldman Sachs
International (5.33)% Russell 2000
®
Index (2,947,091) — 2,947,091 —
(34,809,163) 3/6/2024
Morgan
Stanley & Co.
International plc (5.03)% Russell 2000
®
Index (383,507) — 383,507 —
(30,494,650) 3/6/2024
Societe
Generale (5.18)% Russell 2000
®
Index (4,052,208) 2,971,208 1,081,000 —
(60,696,337) 11/6/2025 UBS AG (4.83)% Russell 2000
®
Index (2,751,262) 2,695,262 56,000 —
(489,361,716) (13,998,723)
Total Unrealized
Appreciation
2,186,544
Total Unrealized
Depreciation
(16,185,267)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRAPRO SHORT RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
109
SRTY
::
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRAPRO SHORT S&P500
®
:: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
110
SPXU
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 130.3%
Repurchase Agreements (a) — 4.9%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $42,622,946
(Cost $42,616,677) $ 42,616,677 $ 42,616,677
U.S. Treasury Obligations (b) — 125.4%
U.S. Treasury Bills
5.39%, 12/5/2023 (c) 35,000,000 34,979,517
5.36%, 12/7/2023 (c) 50,000,000 49,956,072
5.38%, 12/12/2023 (c) 35,000,000 34,943,683
5.31%, 12/14/2023 (c) 25,000,000 24,952,634
5.35%, 1/4/2024 (c) 40,000,000 39,801,031
5.41%, 1/9/2024 (c) 50,000,000 49,714,722
5.37%, 1/11/2024 (c) 50,000,000 49,699,903
5.30%, 1/16/2024 (c) 50,000,000 49,663,146
5.37%, 1/18/2024 (c) 50,000,000 49,649,722
5.37%, 2/1/2024 (c) 50,000,000 49,547,593
5.32%, 2/6/2024 (c) 50,000,000 49,511,536
5.38%, 2/8/2024 (c) 50,000,000 49,498,312
5.31%, 2/15/2024 (c) 50,000,000 49,446,959
5.43%, 2/22/2024 (c) 50,000,000 49,395,541
5.31%, 2/27/2024 (c) 50,000,000 49,359,327
5.42%, 3/14/2024 (c) 100,000,000 98,493,444
5.44%, 3/21/2024 (c) 75,000,000 73,791,430
5.46%, 3/28/2024 (c) 50,000,000 49,146,139
5.29%, 4/11/2024 (c) 50,000,000 49,045,872
5.32%, 4/25/2024 (c) 50,000,000 48,952,991
5.31%, 5/2/2024 (c) 50,000,000 48,904,138
5.39%, 5/9/2024 (c) 50,000,000 48,852,741
Total U.S. Treasury Obligations
(Cost $1,097,206,601) 1,097,306,453
Total Short-Term Investments
(Cost $1,139,823,278) 1,139,923,130
Total Investments — 130.3%
(Cost $1,139,823,278) 1,139,923,130
Liabilities in excess of other assets — (30.3%) (265,242,095)
Net Assets — 100.0% $ 874,681,035
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $506,995,659.
(c) The rate shown was the current yield as of November 30, 2023.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 4,211,481
Aggregate gross unrealized depreciation (416,739,108)
Net unrealized depreciation $ (412,527,627)
Federal income tax cost $ 1,139,823,278
Futures Contracts Sold
UltraPro Short S&P500
®
had the following open short futures contracts as of November 30, 2023:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
S&P 500 E-Mini Index 198 12/15/2023 U.S. Dollar $ 45,309,825 $ (610,683)

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRAPRO SHORT S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
111
SPXU
::
Swap Agreements
a
UltraPro Short S&P500
®
had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
(190,070,726) 3/6/2025
Bank of
America NA (5.63)% S&P 500
®
(33,499,457) 33,499,457 — —
(460,904,723) 3/6/2024
BNP Paribas
SA (5.63)% S&P 500
®
(51,413,621) 36,333,621 15,080,000 —
(358,302,800) 4/8/2024 Citibank NA (5.58)% S&P 500
®
(135,928,303) 134,438,303 1,490,000 —
(302,036,639) 11/7/2024
Goldman Sachs
International (5.68)% S&P 500
®
(84,021,942) 34,735,942 49,286,000 —
(433,370,025) 11/6/2024
J.P. Morgan
Securities (5.48)% S&P 500
®
(17,159,646) 17,159,646 — —
(185,827,240) 4/10/2025
Morgan
Stanley & Co.
International plc (5.13)% S&P 500
®
4,107,093 (4,107,093) — —
(277,996,308) 11/14/2024
Societe
Generale (5.68)% S&P 500
®
(54,719,192) 43,908,000 10,811,192 —
(370,405,131) 11/7/2024 UBS AG (5.48)% S&P 500
®
(39,381,728) 38,971,728 410,000 —
(2,578,913,592) (412,016,796)
Total Unrealized
Appreciation
4,107,093
Total Unrealized
Depreciation
(416,123,889)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRASHORT 7-10 YEAR TREASURY :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
112
PST
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 80.7%
Repurchase Agreements (a) — 80.7%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $20,313,176
(Cost $20,310,190) $ 20,310,190 $ 20,310,190
Total Investments — 80.7%
(Cost $20,310,190) 20,310,190
Other assets less liabilities — 19.3% 4,870,657
Net Assets — 100.0% $ 25,180,847
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,945,338
Aggregate gross unrealized depreciation (226,421)
Net unrealized appreciation $ 2,718,917
Federal income tax cost $ 20,310,190
Futures Contracts Sold
UltraShort 7-10 Year Treasury had the following open short futures contracts as of November 30, 2023:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury 10 Year Note 4 3/19/2024 U.S. Dollar $ 439,563 $ (2,007)
Swap Agreements
a
UltraShort 7-10 Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
(13,088,753) 11/6/2024
Bank of
America NA (4.84)%
ICE U.S. Treasury
7-10 Year Bond
Index 280,086 (213,011) (5,338) 61,737
(12,333,315) 11/6/2024 Citibank NA (4.86)%
ICE U.S. Treasury
7-10 Year Bond
Index (224,414) — 224,414 —
(13,088,855) 11/6/2024
Goldman Sachs
International (5.11)%
ICE U.S. Treasury
7-10 Year Bond
Index 267,348 (267,348) — —
(11,628,493) 11/6/2024
Societe
Generale (5.05)%
ICE U.S. Treasury
7-10 Year Bond
Index 2,397,904 (2,397,904) — —
(50,139,416) 2,720,924
Total Unrealized
Appreciation
2,945,338
Total Unrealized
Depreciation
(224,414)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRASHORT 20+ YEAR TREASURY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
113
TBT
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 97.2%
Repurchase Agreements (a) — 10.5%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $47,789,124
(Cost $47,782,095) $ 47,782,095 $ 47,782,095
U.S. Treasury Obligations (b) — 86.7%
U.S. Treasury Bills
5.31%, 12/14/2023 (c) 25,000,000 24,952,634
5.37%, 1/18/2024 (c) 25,000,000 24,824,861
5.32%, 2/6/2024 (c) 25,000,000 24,755,768
5.46%, 2/13/2024 (c) 100,000,000 98,921,484
5.42%, 3/14/2024 (c) 25,000,000 24,623,361
5.44%, 3/21/2024 (c) 75,000,000 73,791,430
5.46%, 3/28/2024 (c) 75,000,000 73,719,209
5.37%, 4/18/2024 (c) 25,000,000 24,499,938
5.39%, 5/9/2024 (c) 25,000,000 24,426,370
Total U.S. Treasury Obligations
(Cost $394,432,702) 394,515,055
Total Short-Term Investments
(Cost $442,214,797) 442,297,150
Total Investments — 97.2%
(Cost $442,214,797) 442,297,150
Other assets less liabilities — 2.8% 12,970,228
Net Assets — 100.0% $ 455,267,378
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $79,692,531.
(c) The rate shown was the current yield as of November 30, 2023.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 21,612,484
Aggregate gross unrealized depreciation (46,135,695)
Net unrealized depreciation $ (24,523,211)
Federal income tax cost $ 442,214,797
Futures Contracts Sold
UltraShort 20+ Year Treasury had the following open short futures contracts as of November 30, 2023:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
U.S. Treasury Long Bond 30 3/19/2024 U.S. Dollar $ 3,499,688 $ (15,057)

See accompanying notes to the financial statements.
ULTRASHORT 20+ YEAR TREASURY :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
114
TBT
::
Swap Agreements
a
UltraShort 20+ Year Treasury had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
(202,779,725) 12/10/2024
Bank of
America NA (5.03)%
ICE U.S. Treasury
20+ Year Bond
Index (18,450,346) 18,450,346 — —
(56,306,306) 11/6/2024
Barclays
Capital (5.11)%
ICE U.S. Treasury
20+ Year Bond
Index (1,100,451) 1,100,451 — —
(150,753,739) 12/13/2023 Citibank NA (4.88)%
ICE U.S. Treasury
20+ Year Bond
Index (7,792,095) 6,522,095 1,270,000 —
(213,804,703) 12/10/2024
Goldman Sachs
International (4.91)%
ICE U.S. Treasury
20+ Year Bond
Index (14,973,837) 14,973,837 — —
(175,333,182) 11/6/2024
Morgan
Stanley & Co.
International plc (5.16)%
ICE U.S. Treasury
20+ Year Bond
Index 21,530,131 (20,378,272) (204,436) 947,423
(112,503,333) 12/10/2024
Societe
Generale (5.01)%
ICE U.S. Treasury
20+ Year Bond
Index (3,803,909) 3,803,909 — —
(911,480,988) (24,590,507)
Total Unrealized
Appreciation
21,530,131
Total Unrealized
Depreciation
(46,120,638)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRASHORT CONSUMER DISCRETIONARY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
115
SCC
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 109.9%
Repurchase Agreements (a) — 109.9%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $2,233,778
(Cost $2,233,448) $ 2,233,448 $ 2,233,448
Total Investments — 109.9%
(Cost $2,233,448) 2,233,448
Liabilities in excess of other assets — (9.9%) (202,079)
Net Assets — 100.0% $ 2,031,369
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (948,891)
Net unrealized depreciation $ (948,891)
Federal income tax cost $ 2,233,448
Swap Agreements
a
UltraShort Consumer Discretionary had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
(1,006,254) 3/6/2025
BNP Paribas
SA (5.38)%
S&P Consumer
Discretionary Select
Sector Index
f
(413,265) — 390,000 (23,265)
(1,629,417) 3/6/2025
Goldman Sachs
International (5.43)%
S&P Consumer
Discretionary Select
Sector Index
f
(186,029) — 150,000 (36,029)
(1,072,657) 3/6/2025
Societe
Generale (5.43)%
S&P Consumer
Discretionary Select
Sector Index
f
(264,920) — 162,689 (102,231)
(355,850) 3/6/2025 UBS AG (5.08)%
S&P Consumer
Discretionary Select
Sector Index
f
(84,677) — 59,518 (25,159)
(4,064,178) (948,891)
Total Unrealized
Depreciation
(948,891)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Consumer Discretionary for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT CONSUMER STAPLES :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
116
SZK
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 100.2%
Repurchase Agreements (a) — 100.2%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $1,956,332
(Cost $1,956,044) $ 1,956,044 $ 1,956,044
Total Investments — 100.2%
(Cost $1,956,044) 1,956,044
Liabilities in excess of other assets — (0.2%) (3,603)
Net Assets — 100.0% $ 1,952,441
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 6,869
Aggregate gross unrealized depreciation (177,286)
Net unrealized depreciation $ (170,417)
Federal income tax cost $ 1,956,044
Swap Agreements
a
UltraShort Consumer Staples had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
(808,565) 3/6/2025
Bank of
America NA (5.18)%
S&P Consumer
Staples Select
Sector Index
f
(26,015) — 26,015 —
(289,635) 3/6/2025
Goldman Sachs
International (5.43)%
S&P Consumer
Staples Select
Sector Index
f
6,869 — — 6,869
(1,671,081) 3/6/2025
Societe
Generale (5.43)%
S&P Consumer
Staples Select
Sector Index
f
(90,034) — 85,589 (4,445)
(1,142,213) 3/6/2025 UBS AG (5.08)%
S&P Consumer
Staples Select
Sector Index
f
(61,237) — 26,754 (34,483)
(3,911,494) (170,417)
Total Unrealized
Appreciation
6,869
Total Unrealized
Depreciation
(177,286)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Consumer Staples for the components of the underlying reference instrument and their relative weightings.

NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRASHORT DOW30
(
SM
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
117
DXD
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 89.1%
Repurchase Agreements (a) — 89.1%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $70,424,972
(Cost $70,414,616) $ 70,414,616 $ 70,414,616
Total Investments — 89.1%
(Cost $70,414,616) 70,414,616
Other assets less liabilities — 10.9% 8,625,078
Net Assets — 100.0% $ 79,039,694
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (11,010,688)
Net unrealized depreciation $ (11,010,688)
Federal income tax cost $ 70,414,616
Futures Contracts Sold
UltraShort Dow30
SM
had the following open short futures contracts as of November 30, 2023:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
DJIA CBOT E-Mini Index 21 12/15/2023 U.S. Dollar $ 3,781,050 $ (123,151)
Swap Agreements
a
UltraShort Dow30
SM
had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
(16,645,262) 3/6/2024
Bank of
America NA (5.78)%
Dow Jones
Industrial Average
SM
(722,672) — 722,672 —
(10,066,249) 11/6/2025
Barclays
Capital (5.53)%
Dow Jones
Industrial Average
SM
(574,570) — 574,570 —
(19,485,382) 2/11/2025
BNP Paribas
SA (5.63)%
Dow Jones
Industrial Average
SM
(2,259,537) — 2,259,537 —
(31,025,618) 3/6/2025 Citibank NA (5.63)%
Dow Jones
Industrial Average
SM
(2,238,355) — 2,238,355 —
(24,351,803) 11/7/2024
Goldman Sachs
International (5.68)%
Dow Jones
Industrial Average
SM
(2,316,511) — 2,316,511 —
(23,619,735) 11/14/2024
Societe
Generale (5.63)%
Dow Jones
Industrial Average
SM
(129,096) — 129,096 —
(29,098,363) 11/7/2024 UBS AG (5.18)%
Dow Jones
Industrial Average
SM
(2,646,796) — 2,646,796 —
(154,292,412) (10,887,537)
Total Unrealized
Depreciation
(10,887,537)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRASHORT ENERGY :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
118
DUG
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 89.0%
Repurchase Agreements (a) — 89.0%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $13,706,793
(Cost $13,704,777) $ 13,704,777 $ 13,704,777
Total Investments — 89.0%
(Cost $13,704,777) 13,704,777
Other assets less liabilities — 11.0% 1,689,640
Net Assets — 100.0% $ 15,394,417
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (5,152,719)
Net unrealized depreciation $ (5,152,719)
Federal income tax cost $ 13,704,777
Swap Agreements
a
UltraShort Energy had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
(8,940,237) 3/6/2025
Bank of
America NA (5.03)%
S&P Energy Select
Sector Index
f
(1,090,293) — 1,090,293 —
(7,225,345) 3/6/2025
BNP Paribas
SA (5.43)%
S&P Energy Select
Sector Index
f
(1,931,561) — 1,931,561 —
(5,806,428) 3/6/2025
Goldman Sachs
International (5.43)%
S&P Energy Select
Sector Index
f
(675,313) — 675,313 —
(4,489,998) 3/6/2025
Societe
Generale (5.43)%
S&P Energy Select
Sector Index
f
(1,029,293) — 1,029,293 —
(4,361,005) 3/6/2025 UBS AG (5.13)%
S&P Energy Select
Sector Index
f
(426,259) — 426,259 —
(30,823,013) (5,152,719)
Total Unrealized
Depreciation
(5,152,719)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Energy for the components of the underlying reference instrument and their relative weightings.

NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRASHORT FINANCIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
119
SKF
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 87.9%
Repurchase Agreements (a) — 87.9%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $17,661,189
(Cost $17,658,591) $ 17,658,591 $ 17,658,591
Total Investments — 87.9%
(Cost $17,658,591) 17,658,591
Other assets less liabilities — 12.1% 2,439,901
Net Assets — 100.0% $ 20,098,492
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (6,748,237)
Net unrealized depreciation $ (6,748,237)
Federal income tax cost $ 17,658,591
Swap Agreements
a
UltraShort Financials had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
(12,264,622) 3/6/2025
Bank of
America NA (5.43)%
S&P Financial
Select Sector Index
f
(1,532,514) — 1,532,514 —
(5,167,163) 3/6/2025
BNP Paribas
SA (5.53)%
S&P Financial
Select Sector Index
f
(1,335,945) — 1,273,885 (62,060)
(977,059) 4/7/2025 Citibank NA (5.28)%
S&P Financial
Select Sector Index
f
(61,708) — — (61,708)
(6,240,383) 3/6/2025
Goldman Sachs
International (5.43)%
S&P Financial
Select Sector Index
f
(613,124) — 613,124 —
(8,767,061) 3/6/2025
Societe
Generale (5.63)%
S&P Financial
Select Sector Index
f
(1,828,273) — 1,828,273 —
(6,933,808) 3/6/2025 UBS AG (5.43)%
S&P Financial
Select Sector Index
f
(1,376,673) — 1,376,673 —
(40,350,096) (6,748,237)
Total Unrealized
Depreciation
(6,748,237)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Summary Schedule of Portfolio Investments of ProShares Ultra Financials for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT FTSE CHINA 50 :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
120
FXP
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 60.9%
Repurchase Agreements (a) — 60.9%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $12,805,635
(Cost $12,803,751) $ 12,803,751 $ 12,803,751
Total Investments — 60.9%
(Cost $12,803,751) 12,803,751
Other assets less liabilities — 39.1% 8,234,169
Net Assets — 100.0% $ 21,037,920
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,533,825
Aggregate gross unrealized depreciation —
Net unrealized appreciation $ 2,533,825
Federal income tax cost $ 12,803,751
Swap Agreements
a,f
UltraShort FTSE China 50 had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
(2,028,489) 3/6/2025
Bank of
America NA (3.83)%
iShares
®
China
Large-Cap ETF 205,266 — — 205,266
(6,261,593) 11/14/2024 Citibank NA (2.58)%
iShares
®
China
Large-Cap ETF 874,488 (756,489) — 117,999
(8,853,244) 11/14/2024
Goldman Sachs
International (4.83)%
iShares
®
China
Large-Cap ETF 58,198 — — 58,198
(1,139,024) 11/14/2024
Morgan
Stanley & Co.
International plc (4.78)%
iShares
®
China
Large-Cap ETF 215,104 (215,104) — —
(8,277,935) 11/14/2024
Societe
Generale (3.88)%
iShares
®
China
Large-Cap ETF 378,409 (378,409) — —
(15,515,124) 3/6/2025 UBS AG (3.58)%
iShares
®
China
Large-Cap ETF 802,360 (802,360) — —
(42,075,409) 2,533,825
Total Unrealized
Appreciation
2,533,825
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRASHORT FTSE EUROPE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
121
EPV
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 74.4%
Repurchase Agreements (a) — 74.4%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $34,273,856
(Cost $34,268,815) $ 34,268,815 $ 34,268,815
Total Investments — 74.4%
(Cost $34,268,815) 34,268,815
Other assets less liabilities — 25.6% 11,807,019
Net Assets — 100.0% $ 46,075,834
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 58,655
Aggregate gross unrealized depreciation (12,576,498)
Net unrealized depreciation $ (12,517,843)
Federal income tax cost $ 34,268,815
Swap Agreements
a,f
UltraShort FTSE Europe had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
(9,890,822) 11/14/2024 Citibank NA (4.53)%
Vanguard
®
FTSE
Europe ETF Shares 55,973 (55,973) — —
(41,376,174) 3/6/2025
Goldman Sachs
International (1.83)%
Vanguard
®
FTSE
Europe ETF Shares (11,409,098) — 11,409,098 —
(369,292) 11/14/2024
Morgan
Stanley & Co.
International plc (4.78)%
Vanguard
®
FTSE
Europe ETF Shares 2,682 — — 2,682
(20,254,233) 11/14/2024
Societe
Generale (4.58)%
Vanguard
®
FTSE
Europe ETF Shares (644,892) — 644,892 —
(20,634,057) 4/10/2024 UBS AG (2.58)%
Vanguard
®
FTSE
Europe ETF Shares (522,508) — 522,508 —
(92,524,578) (12,517,843)
Total Unrealized
Appreciation
58,655
Total Unrealized
Depreciation
(12,576,498)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRASHORT HEALTH CARE :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
122
RXD
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 98.9%
Repurchase Agreements (a) — 98.9%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $2,061,388
(Cost $2,061,085) $ 2,061,085 $ 2,061,085
Total Investments — 98.9%
(Cost $2,061,085) 2,061,085
Other assets less liabilities — 1.1% 23,465
Net Assets — 100.0% $ 2,084,550
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,123
Aggregate gross unrealized depreciation (320,823)
Net unrealized depreciation $ (319,700)
Federal income tax cost $ 2,061,085
Swap Agreements
a
UltraShort Health Care had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
(773,286) 3/6/2025
Bank of
America NA (5.38)%
S&P Health Care
Select Sector Index
f
(22,887) — — (22,887)
(1,285,721) 3/6/2025
BNP Paribas
SA (5.48)%
S&P Health Care
Select Sector Index
f
(77,138) — — (77,138)
(101,957) 4/7/2025 Citibank NA (5.13)%
S&P Health Care
Select Sector Index
f
1,123 — — 1,123
(623,661) 3/6/2025
Goldman Sachs
International (5.43)%
S&P Health Care
Select Sector Index
f
(24,455) — 24,455 —
(689,866) 3/6/2025
Societe
Generale (5.53)%
S&P Health Care
Select Sector Index
f
(92,431) — 92,431 —
(697,811) 3/6/2025 UBS AG (5.08)%
S&P Health Care
Select Sector Index
f
(103,912) — 47,683 (56,229)
(4,172,302) (319,700)
Total Unrealized
Appreciation
1,123
Total Unrealized
Depreciation
(320,823)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Health Care for the components of the underlying reference instrument and their relative weightings.

NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRASHORT INDUSTRIALS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
123
SIJ
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 101.7%
Repurchase Agreements (a) — 101.7%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $3,403,791
(Cost $3,403,290) $ 3,403,290 $ 3,403,290
Total Investments — 101.7%
(Cost $3,403,290) 3,403,290
Liabilities in excess of other assets — (1.7%) (56,098)
Net Assets — 100.0% $ 3,347,192
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (731,561)
Net unrealized depreciation $ (731,561)
Federal income tax cost $ 3,403,290
Swap Agreements
a
UltraShort Industrials had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
(1,363,279) 3/6/2025
Bank of
America NA (5.23)%
S&P Industrials
Select Sector Index
f
(106,472) — — (106,472)
(3,798,245) 3/6/2025
BNP Paribas
SA (5.48)%
S&P Industrials
Select Sector Index
f
(301,246) — 301,246 —
(437,928) 3/6/2025
Goldman Sachs
International (5.43)%
S&P Industrials
Select Sector Index
f
(27,816) — 27,816 —
(820,980) 3/6/2025
Societe
Generale (5.43)%
S&P Industrials
Select Sector Index
f
(228,102) — 44,752 (183,350)
(281,910) 3/6/2025 UBS AG (5.08)%
S&P Industrials
Select Sector Index
f
(67,925) — 29,090 (38,835)
(6,702,342) (731,561)
Total Unrealized
Depreciation
(731,561)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Industrials for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT MATERIALS :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
124
SMN
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 103.2%
Repurchase Agreements (a) — 103.2%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $2,192,275
(Cost $2,191,954) $ 2,191,954 $ 2,191,954
Total Investments — 103.2%
(Cost $2,191,954) 2,191,954
Liabilities in excess of other assets — (3.2%) (67,515)
Net Assets — 100.0% $ 2,124,439
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (510,177)
Net unrealized depreciation $ (510,177)
Federal income tax cost $ 2,191,954
Swap Agreements
a
UltraShort Materials had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
(466,969) 3/6/2025
Bank of
America NA (4.93)%
S&P Materials
Select Sector Index
f
(49,160) — 49,160 —
(1,458,406) 3/6/2025
BNP Paribas
SA (5.48)%
S&P Materials
Select Sector Index
f
(220,567) — — (220,567)
(605,491) 3/6/2025
Goldman Sachs
International (5.43)%
S&P Materials
Select Sector Index
f
(21,505) — 21,505 —
(1,071,588) 3/6/2025
Societe
Generale (5.43)%
S&P Materials
Select Sector Index
f
(120,881) — 120,881 —
(644,695) 3/6/2025 UBS AG (5.08)%
S&P Materials
Select Sector Index
f
(98,064) — 98,064 —
(4,247,149) (510,177)
Total Unrealized
Depreciation
(510,177)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Materials for the components of the underlying reference instrument and their relative weightings.

NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRASHORT MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
125
MZZ
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 94.6%
Repurchase Agreements (a) — 94.6%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $2,329,179
(Cost $2,328,837) $ 2,328,837 $ 2,328,837
Total Investments — 94.6%
(Cost $2,328,837) 2,328,837
Other assets less liabilities — 5.4% 133,670
Net Assets — 100.0% $ 2,462,507
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 61,236
Aggregate gross unrealized depreciation (224,922)
Net unrealized depreciation $ (163,686)
Federal income tax cost $ 2,328,837
Futures Contracts Sold
UltraShort MidCap400 had the following open short futures contracts as of November 30, 2023:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
S&P Midcap 400 E-Mini Index 1 12/15/2023 U.S. Dollar $ 256,760 $ 3,713
Swap Agreements
a
UltraShort MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
(1,540,736) 2/11/2025
Bank of
America NA (5.68)% S&P MidCap 400
®
(49,550) — — (49,550)
(756,268) 2/11/2025
BNP Paribas
SA (5.48)% S&P MidCap 400
®
(57,898) — — (57,898)
(615,269) 11/6/2025 Citibank NA (5.53)% S&P MidCap 400
®
(38,419) — 38,419 —
(1,151,065) 3/6/2024
Morgan
Stanley & Co.
International plc (5.13)% S&P MidCap 400
®
(79,055) — 79,055 —
(605,014) 11/14/2024
Societe
Generale (5.31)% S&P MidCap 400
®
57,523 — — 57,523
(4,668,352) (167,399)
Total Unrealized
Appreciation
57,523
Total Unrealized
Depreciation
(224,922)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRASHORT MSCI BRAZIL CAPPED :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
126
BZQ
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 82.6%
Repurchase Agreements (a) — 82.6%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $6,762,937
(Cost $6,761,943) $ 6,761,943 $ 6,761,943
Total Investments — 82.6%
(Cost $6,761,943) 6,761,943
Other assets less liabilities — 17.4% 1,426,352
Net Assets — 100.0% $ 8,188,295
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (5,615,150)
Net unrealized depreciation $ (5,615,150)
Federal income tax cost $ 6,761,943
Swap Agreements
a,f
UltraShort MSCI Brazil Capped had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
(1,465,551) 4/10/2024
Bank of
America NA (3.83)%
iShares
®
MSCI
Brazil Capped ETF (218,965) — 218,965 —
(5,586,614) 11/14/2024 Citibank NA (5.13)%
iShares
®
MSCI
Brazil Capped ETF (2,015,084) — 2,015,084 —
(2,655,226) 3/6/2025
Goldman Sachs
International (3.33)%
iShares
®
MSCI
Brazil Capped ETF (1,378,874) — 1,378,874 —
(1,990,854) 11/14/2024
Morgan
Stanley & Co.
International plc (4.78)%
iShares
®
MSCI
Brazil Capped ETF (380,999) — 380,999 —
(1,307,241) 11/14/2024
Societe
Generale (4.48)%
iShares
®
MSCI
Brazil Capped ETF (549,971) — 476,323 (73,648)
(3,416,934) 3/6/2025 UBS AG (4.58)%
iShares
®
MSCI
Brazil Capped ETF (1,071,257) — 1,071,257 —
(16,422,420) (5,615,150)
Total Unrealized
Depreciation
(5,615,150)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRASHORT MSCI EAFE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
127
EFU
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 84.7%
Repurchase Agreements (a) — 84.7%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $1,306,107
(Cost $1,305,916) $ 1,305,916 $ 1,305,916
Total Investments — 84.7%
(Cost $1,305,916) 1,305,916
Other assets less liabilities — 15.3% 235,593
Net Assets — 100.0% $ 1,541,509
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 38,856
Aggregate gross unrealized depreciation (815,008)
Net unrealized depreciation $ (776,152)
Federal income tax cost $ 1,305,916
Swap Agreements
a,f
UltraShort MSCI EAFE had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
(1,140,904) 11/14/2024 Citibank NA (4.93)%
iShares
®
MSCI
EAFE ETF (28,529) — 28,529 —
(197,926) 11/14/2024
Goldman Sachs
International (5.38)%
iShares
®
MSCI
EAFE ETF 38,856 — — 38,856
(622,055) 11/14/2024
Societe
Generale (4.73)%
iShares
®
MSCI
EAFE ETF (181,737) — 170,662 (11,075)
(1,122,526) 4/10/2024 UBS AG (4.93)%
iShares
®
MSCI
EAFE ETF (604,742) — 585,623 (19,119)
(3,083,411) (776,152)
Total Unrealized
Appreciation
38,856
Total Unrealized
Depreciation
(815,008)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRASHORT MSCI EMERGING MARKETS :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
128
EEV
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 84.8%
Repurchase Agreements (a) — 84.8%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $5,775,049
(Cost $5,774,201) $ 5,774,201 $ 5,774,201
Total Investments — 84.8%
(Cost $5,774,201) 5,774,201
Other assets less liabilities — 15.2% 1,033,930
Net Assets — 100.0% $ 6,808,131
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 59,215
Aggregate gross unrealized depreciation (393,579)
Net unrealized depreciation $ (334,364)
Federal income tax cost $ 5,774,201
Swap Agreements
a,f
UltraShort MSCI Emerging Markets had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
(4,381,962) 11/14/2024 Citibank NA (4.78)%
iShares
®
MSCI
Emerging Markets
ETF 59,215 (44,908) — 14,307
(3,015,630) 11/14/2024
Goldman Sachs
International (4.83)%
iShares
®
MSCI
Emerging Markets
ETF (144,423) — 144,423 —
(2,535,595) 11/14/2024
Societe
Generale (3.83)%
iShares
®
MSCI
Emerging Markets
ETF (169,476) — 150,000 (19,476)
(3,729,114) 3/6/2025 UBS AG (4.23)%
iShares
®
MSCI
Emerging Markets
ETF (79,680) — 79,680 —
(13,662,301) (334,364)
Total Unrealized
Appreciation
59,215
Total Unrealized
Depreciation
(393,579)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRASHORT MSCI JAPAN
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
129
EWV
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 80.8%
Repurchase Agreements (a) — 80.8%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $3,418,174
(Cost $3,417,672) $ 3,417,672 $ 3,417,672
Total Investments — 80.8%
(Cost $3,417,672) 3,417,672
Other assets less liabilities — 19.2% 810,126
Net Assets — 100.0% $ 4,227,798
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (1,393,709)
Net unrealized depreciation $ (1,393,709)
Federal income tax cost $ 3,417,672
Swap Agreements
a,f
UltraShort MSCI Japan had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
(4,379,629) 4/10/2024
Bank of
America NA (4.88)%
iShares
®
MSCI
Japan ETF (830,801) — 830,801 —
(1,163,330) 11/14/2024
Morgan
Stanley & Co.
International plc (4.78)%
iShares
®
MSCI
Japan ETF (66,389) — 61,000 (5,389)
(1,579,725) 11/14/2024
Societe
Generale (4.38)%
iShares
®
MSCI
Japan ETF (268,944) — 268,944 —
(1,336,470) 11/14/2024 UBS AG (4.68)%
iShares
®
MSCI
Japan ETF (227,575) — 227,575 —
(8,459,154) (1,393,709)
Total Unrealized
Depreciation
(1,393,709)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

ULTRASHORT NASDAQ BIOTECHNOLOGY :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
130
BIS
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 74.3%
Repurchase Agreements (a) — 74.3%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $3,396,332
(Cost $3,395,832) $ 3,395,832 $ 3,395,832
Total Investments — 74.3%
(Cost $3,395,832) 3,395,832
Other assets less liabilities — 25.7% 1,174,035
Net Assets — 100.0% $ 4,569,867
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 761,768
Aggregate gross unrealized depreciation (55,710)
Net unrealized appreciation $ 706,058
Federal income tax cost $ 3,395,832
Swap Agreements
a
UltraShort Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
(976,266) 3/6/2025
Bank of
America NA (5.08)%
Nasdaq
Biotechnology
Index
®
302,753 (299,779) (2,974) —
(2,584,005) 11/6/2025
BNP Paribas
SA (5.13)%
Nasdaq
Biotechnology
Index
®
(12,263) — — (12,263)
(1,135,102) 3/6/2025 Citibank NA (4.33)%
Nasdaq
Biotechnology
Index
®
132,885 — — 132,885
(1,015,006) 3/6/2024
Morgan
Stanley & Co.
International plc (4.78)%
Nasdaq
Biotechnology
Index
®
90,945 — — 90,945
(2,227,590) 11/14/2024
Societe
Generale (5.38)%
Nasdaq
Biotechnology
Index
®
235,185 (235,185) — —
(1,212,584) 11/6/2025 UBS AG (4.33)%
Nasdaq
Biotechnology
Index
®
(43,447) — 29,182 (14,265)
(9,150,553) 706,058
Total Unrealized
Appreciation
761,768
Total Unrealized
Depreciation
(55,710)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRASHORT QQQ
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
131
QID
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 107.9%
Repurchase Agreements (a) — 13.3%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $63,155,375
(Cost $63,146,086) $ 63,146,086 $ 63,146,086
U.S. Treasury Obligations (b) — 94.6%
U.S. Treasury Bills
5.39%, 12/5/2023 (c) 25,000,000 24,985,370
5.31%, 12/14/2023 (c) 25,000,000 24,952,634
5.35%, 1/4/2024 (c) 25,000,000 24,875,644
5.37%, 1/11/2024 (c) 50,000,000 49,699,903
5.30%, 1/16/2024 (c) 50,000,000 49,663,146
5.37%, 1/18/2024 (c) 25,000,000 24,824,861
5.37%, 2/1/2024 (c) 25,000,000 24,773,797
5.32%, 2/6/2024 (c) 25,000,000 24,755,768
5.38%, 2/8/2024 (c) 25,000,000 24,749,156
5.31%, 2/15/2024 (c) 30,000,000 29,668,177
5.42%, 3/14/2024 (c) 25,000,000 24,623,361
5.44%, 3/21/2024 (c) 75,000,000 73,791,430
5.29%, 4/11/2024 (c) 25,000,000 24,522,936
5.32%, 4/25/2024 (c) 25,000,000 24,476,495
Total U.S. Treasury Obligations
(Cost $450,336,880) 450,362,678
Total Short-Term Investments
(Cost $513,482,966) 513,508,764
Total Investments — 107.9%
(Cost $513,482,966) 513,508,764
Liabilities in excess of other assets — (7.9%) (37,571,358)
Net Assets — 100.0% $ 475,937,406
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $179,497,413.
(c) The rate shown was the current yield as of November 30, 2023.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 750,603
Aggregate gross unrealized depreciation (189,610,472)
Net unrealized depreciation $ (188,859,869)
Federal income tax cost $ 513,482,966
Futures Contracts Sold
UltraShort QQQ had the following open short futures contracts as of November 30, 2023:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
Nasdaq 100 E-Mini Index 53 12/15/2023 U.S. Dollar $ 16,944,630 $ (584,689)

See accompanying notes to the financial statements.
ULTRASHORT QQQ :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
132
QID
::
Swap Agreements
a
UltraShort QQQ had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
(121,458,978) 11/14/2024
Bank of
America NA (5.68)% Nasdaq-100 Index
®
(27,238,162) 2,680,162 24,558,000 —
(63,903,115) 11/6/2025
Barclays
Capital (5.53)% Nasdaq-100 Index
®
(2,565,117) 1,247,117 1,318,000 —
(58,050,247) 11/14/2024
BNP Paribas
SA (5.68)% Nasdaq-100 Index
®
(35,983,628) 28,473,628 7,510,000 —
(98,366,462) 3/6/2025 Citibank NA (5.68)% Nasdaq-100 Index
®
(31,501,412) 29,713,071 1,788,341 —
(300,728,985) 11/7/2024
Goldman Sachs
International (5.68)% Nasdaq-100 Index
®
(18,756,976) 11,541,976 7,215,000 —
(86,724,517) 11/6/2024
J.P. Morgan
Securities (5.48)% Nasdaq-100 Index
®
(4,617,857) 4,617,857 — —
(74,811,458) 4/10/2025
Morgan
Stanley & Co.
International plc (5.13)% Nasdaq-100 Index
®
721,969 (414,194) (20,786) 286,989
(81,142,763) 4/8/2024
Societe
Generale (5.98)% Nasdaq-100 Index
®
(44,962,924) 44,714,924 248,000 —
(49,848,879) 11/7/2024 UBS AG (5.48)% Nasdaq-100 Index
®
(23,396,871) 10,966,871 12,430,000 —
(935,035,404) (188,300,978)
Total Unrealized
Appreciation
721,969
Total Unrealized
Depreciation
(189,022,947)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRASHORT REAL ESTATE
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
133
SRS
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 89.5%
Repurchase Agreements (a) — 89.5%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $42,897,738
(Cost $42,891,429) $ 42,891,429 $ 42,891,429
Total Investments — 89.5%
(Cost $42,891,429) 42,891,429
Other assets less liabilities — 10.5% 5,014,130
Net Assets — 100.0% $ 47,905,559
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 111,995
Aggregate gross unrealized depreciation (4,529,329)
Net unrealized depreciation $ (4,417,334)
Federal income tax cost $ 42,891,429
Swap Agreements
a
UltraShort Real Estate had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
(40,550,557) 3/6/2025
Bank of
America NA (5.68)%
S&P Real Estate
Select Sector index
f
111,995 (70,135) (41,860) —
(28,974,972) 3/6/2025
BNP Paribas
SA (5.53)%
S&P Real Estate
Select Sector index
f
(2,631,695) — 2,631,695 —
(5,539,003) 4/7/2025 Citibank NA (5.23)%
S&P Real Estate
Select Sector index
f
(70,052) — 70,052 —
(5,018,086) 3/6/2025
Goldman Sachs
International (5.43)%
S&P Real Estate
Select Sector index
f
(998,173) — 998,173 —
(10,893,488) 3/6/2025
Societe
Generale (5.58)%
S&P Real Estate
Select Sector index
f
(448,597) — 448,597 —
(4,992,925) 3/6/2025 UBS AG (4.98)%
S&P Real Estate
Select Sector index
f
(380,812) — 380,812 —
(95,969,031) (4,417,334)
Total Unrealized
Appreciation
111,995
Total Unrealized
Depreciation
(4,529,329)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Real Estate for the components of the underlying reference instrument and their relative weightings.

ULTRASHORT RUSSELL2000 :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
134
TWM
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 104.5%
Repurchase Agreements (a) — 73.6%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $59,296,998
(Cost $59,288,279) $ 59,288,279 $ 59,288,279
U.S. Treasury Obligations (b) — 30.9%
U.S. Treasury Bills
5.31%, 12/14/2023 (c)
(Cost $24,952,378)
25,000,000 24,952,634
Total Short-Term Investments
(Cost $84,240,657) 84,240,913
Total Investments — 104.5%
(Cost $84,240,657) 84,240,913
Liabilities in excess of other assets — (4.5%) (3,641,812)
Net Assets — 100.0% $ 80,599,101
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $7,471,785.
(c) The rate shown was the current yield as of November 30, 2023.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 3,133,131
Aggregate gross unrealized depreciation (7,683,559)
Net unrealized depreciation $ (4,550,428)
Federal income tax cost $ 84,240,657
Futures Contracts Sold
UltraShort Russell2000 had the following open short futures contracts as of November 30, 2023:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
Russell 2000 E-Mini Index 38 12/15/2023 U.S. Dollar $ 3,443,180 $ 98,385
Swap Agreements
a
UltraShort Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
(16,228,719) 3/6/2024
Bank of
America NA (4.98)% Russell 2000
®
Index (1,713,309) 1,149,309 564,000 —
(10,514,024) 11/6/2025
Barclays
Capital (5.43)% Russell 2000
®
Index (489,174) 221,174 268,000 —
(5,969,766) 2/11/2025
BNP Paribas
SA (5.18)% Russell 2000
®
Index (482,537) 55,943 426,594 —
(9,868,204) 3/6/2025 Citibank NA (5.14)% Russell 2000
®
Index (1,161,275) 667,775 493,500 —
(1,282,595) 11/7/2024
Goldman Sachs
International (5.33)% Russell 2000
®
Index 434,069 (434,069) — —
(47,459,640) 11/6/2025
Morgan
Stanley & Co.
International plc (5.03)% Russell 2000
®
Index (1,783,756)
(20,857,059) 11/6/2025
Morgan
Stanley & Co.
International plc (5.03)%
iShares
®
Russell
2000 ETF (780,630)
(68,316,699) (2,564,386) 2,369,492 — (194,894)
(23,008,925) 11/6/2025
Societe
Generale (5.18)% Russell 2000
®
Index (1,272,878) 1,154,803 105,197 (12,878)
(22,565,453) 11/7/2024 UBS AG (4.83)% Russell 2000
®
Index 2,600,421 (2,600,421) — —
(157,754,385) (4,649,069)
Total Unrealized
Appreciation
3,034,490
Total Unrealized
Depreciation
(7,683,559)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRASHORT RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
135
TWM
::
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRASHORT S&P500
®
:: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
136
SDS
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 119.2%
Repurchase Agreements (a) — 5.9%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $47,552,393
(Cost $47,545,400) $ 47,545,400 $ 47,545,400
U.S. Treasury Obligations (b) — 113.3%
U.S. Treasury Bills
5.39%, 12/5/2023 (c) 35,000,000 34,979,517
5.36%, 12/7/2023 (c) 25,000,000 24,978,036
5.38%, 12/12/2023 (c) 35,000,000 34,943,683
5.31%, 12/14/2023 (c) 35,000,000 34,933,688
5.35%, 1/4/2024 (c) 40,000,000 39,801,031
5.41%, 1/9/2024 (c) 50,000,000 49,714,722
5.37%, 1/11/2024 (c) 50,000,000 49,699,903
5.30%, 1/16/2024 (c) 50,000,000 49,663,146
5.37%, 1/18/2024 (c) 50,000,000 49,649,722
5.30%, 1/23/2024 (c) 75,000,000 74,418,794
5.37%, 2/1/2024 (c) 25,000,000 24,773,797
5.32%, 2/6/2024 (c) 25,000,000 24,755,768
5.38%, 2/8/2024 (c) 25,000,000 24,749,156
5.31%, 2/15/2024 (c) 50,000,000 49,446,959
5.43%, 2/22/2024 (c) 50,000,000 49,395,541
5.42%, 3/14/2024 (c) 50,000,000 49,246,722
5.44%, 3/21/2024 (c) 100,000,000 98,388,573
5.29%, 4/11/2024 (c) 40,000,000 39,236,698
5.32%, 4/25/2024 (c) 30,000,000 29,371,794
5.31%, 5/2/2024 (c) 50,000,000 48,904,138
5.39%, 5/9/2024 (c) 35,000,000 34,196,918
Total U.S. Treasury Obligations
(Cost $915,183,361) 915,248,306
Total Short-Term Investments
(Cost $962,728,761) 962,793,706
Total Investments — 119.2%
(Cost $962,728,761) 962,793,706
Liabilities in excess of other assets — (19.2%) (154,789,092)
Net Assets — 100.0% $ 808,004,614
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $298,704,205.
(c) The rate shown was the current yield as of November 30, 2023.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,956,080
Aggregate gross unrealized depreciation (262,422,490)
Net unrealized depreciation $ (259,466,410)
Federal income tax cost $ 962,728,761
Futures Contracts Sold
UltraShort S&P500
®
had the following open short futures contracts as of November 30, 2023:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
S&P 500 E-Mini Index 110 12/15/2023 U.S. Dollar $ 25,172,125 $ (402,097)

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRASHORT S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
137
SDS
::
Swap Agreements
a
UltraShort S&P500
®
had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
(101,651,821) 3/6/2025
Bank of
America NA (5.63)% S&P 500
®
(12,567,632) 6,651,632 5,916,000 —
(191,943,524) 2/11/2025
BNP Paribas
SA (5.63)% S&P 500
®
(20,288,547) 19,908,547 380,000 —
(276,562,019) 4/8/2024 Citibank NA (5.58)% S&P 500
®
(69,858,636) 68,518,636 1,340,000 —
(134,941,948) 11/7/2024
Goldman Sachs
International (5.68)% S&P 500
®
(39,962,851) 18,666,910 21,295,941 —
(227,261,753) 3/6/2024
J.P. Morgan
Securities (5.48)% S&P 500
®
(58,851,454) 40,976,454 17,875,000 —
(123,705,160) 4/10/2025
Morgan
Stanley & Co.
International plc (5.13)% S&P 500
®
2,885,817 (2,813,776) (72,041) —
(259,761,650) 11/14/2024
Societe
Generale (5.68)% S&P 500
®
(32,210,649) 25,859,656 6,350,993 —
(275,016,549) 11/7/2024 UBS AG (5.48)% S&P 500
®
(28,275,306) 27,266,306 1,009,000 —
(1,590,844,424) (259,129,258)
Total Unrealized
Appreciation
2,885,817
Total Unrealized
Depreciation
(262,015,075)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRASHORT SEMICONDUCTORS :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
138
SSG
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 96.8%
Repurchase Agreements (a) — 96.8%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $7,366,624
(Cost $7,365,539) $ 7,365,539 $ 7,365,539
Total Investments — 96.8%
(Cost $7,365,539) 7,365,539
Other assets less liabilities — 3.2% 244,270
Net Assets — 100.0% $ 7,609,809
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 216,959
Aggregate gross unrealized depreciation (4,936,172)
Net unrealized depreciation $ (4,719,213)
Federal income tax cost $ 7,365,539
Swap Agreements
a
UltraShort Semiconductors had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
(4,311,659) 3/6/2025
Bank of
America NA (5.53)%
Dow Jones U.S.
Semiconductors
SM
Index
f
(938,029) — 890,000 (48,029)
(1,792,257) 11/6/2025
BNP Paribas
SA (5.43)%
Dow Jones U.S.
Semiconductors
SM
Index
f
(95,356) — 20,000 (75,356)
(727,145) 3/6/2024
Goldman Sachs
International (5.43)%
Dow Jones U.S.
Semiconductors
SM
Index
f
(475,140) — 370,000 (105,140)
(983,181) 3/6/2025
J.P. Morgan
Securities (5.53)%
Dow Jones U.S.
Semiconductors
SM
Index
f
(1,098,609) — 1,098,609 —
(768,110) 4/7/2025
Morgan
Stanley & Co.
International plc (4.98)%
Dow Jones U.S.
Semiconductors
SM
Index
f
216,959 (213,792) (3,167) —
(4,342,383) 11/14/2024
Societe
Generale (5.53)%
Dow Jones U.S.
Semiconductors
SM
Index
f
(590,961) — 590,000 (961)
(2,283,848) 3/6/2024 UBS AG (5.43)%
Dow Jones U.S.
Semiconductors
SM
Index
f
(1,738,077) — 1,738,077 —
(15,208,583) (4,719,213)
Total Unrealized
Appreciation
216,959
Total Unrealized
Depreciation
(4,936,172)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Semiconductors for the components of the underlying reference instrument and their relative weightings.

NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRASHORT SMALLCAP600
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
139
SDD
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 76.8%
Repurchase Agreements (a) — 76.8%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $2,283,397
(Cost $2,283,061) $ 2,283,061 $ 2,283,061
Total Investments — 76.8%
(Cost $2,283,061) 2,283,061
Other assets less liabilities — 23.2% 690,436
Net Assets — 100.0% $ 2,973,497
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 237,451
Aggregate gross unrealized depreciation (201,128)
Net unrealized appreciation $ 36,323
Federal income tax cost $ 2,283,061
Swap Agreements
a
UltraShort SmallCap600 had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
(2,356,539) 3/6/2024
Bank of
America NA (5.53)% S&P SmallCap 600
®
(168,555) — 168,555 —
(1,513,663) 3/6/2024
Morgan
Stanley & Co.
International plc (4.98)% S&P SmallCap 600
®
(32,573) — 32,573 —
(1,140,223) 3/6/2025
Societe
Generale (5.18)% S&P SmallCap 600
®
62,638 (62,638) — —
(936,528) 11/7/2024 UBS AG (5.18)% S&P SmallCap 600
®
174,813 — — 174,813
(5,946,953) 36,323
Total Unrealized
Appreciation
237,451
Total Unrealized
Depreciation
(201,128)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRASHORT TECHNOLOGY :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
140
REW
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 104.6%
Repurchase Agreements (a) — 104.6%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $4,144,515
(Cost $4,143,905) $ 4,143,905 $ 4,143,905
Total Investments — 104.6%
(Cost $4,143,905) 4,143,905
Liabilities in excess of other assets — (4.6%) (181,108)
Net Assets — 100.0% $ 3,962,797
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (2,666,787)
Net unrealized depreciation $ (2,666,787)
Federal income tax cost $ 4,143,905
Swap Agreements
a
UltraShort Technology had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
(1,031,786) 3/6/2025
Bank of
America NA (5.53)%
S&P Technology
Select Sector Index
f
(272,731) — 272,731 —
(1,923,890) 3/6/2025
BNP Paribas
SA (5.53)%
S&P Technology
Select Sector Index
f
(648,701) — 648,701 —
(48,423) 4/7/2025 Citibank NA (5.18)%
S&P Technology
Select Sector Index
f
(7,798) — — (7,798)
(873,480) 3/6/2025
Goldman Sachs
International (5.43)%
S&P Technology
Select Sector Index
f
(227,076) — 210,000 (17,076)
(2,231,191) 3/6/2025
J.P. Morgan
Securities (5.48)%
S&P Technology
Select Sector Index
f
(261,997) — — (261,997)
(987,088) 3/6/2025
Societe
Generale (5.43)%
S&P Technology
Select Sector Index
f
(686,412) — 512,543 (173,869)
(828,782) 3/6/2025 UBS AG (5.18)%
S&P Technology
Select Sector Index
f
(562,072) — 497,279 (64,793)
(7,924,640) (2,666,787)
Total Unrealized
Depreciation
(2,666,787)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Technology for the components of the underlying reference instrument and their relative weightings.

NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRASHORT UTILITIES
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
141
SDP
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 71.9%
Repurchase Agreements (a) — 71.9%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $1,068,664
(Cost $1,068,507) $ 1,068,507 $ 1,068,507
Total Investments — 71.9%
(Cost $1,068,507) 1,068,507
Other assets less liabilities — 28.1% 418,547
Net Assets — 100.0% $ 1,487,054
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 472,002
Aggregate gross unrealized depreciation (150,449)
Net unrealized appreciation $ 321,553
Federal income tax cost $ 1,068,507
Swap Agreements
a
UltraShort Utilities had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
(349,668) 3/6/2025
Bank of
America NA (5.13)%
S&P Utilities Select
Sector Index
f
47,739 — — 47,739
(503,674) 3/6/2025
Goldman Sachs
International (5.43)%
S&P Utilities Select
Sector Index
f
338,521 (338,521) — —
(1,647,985) 3/6/2025
Societe
Generale (5.43)%
S&P Utilities Select
Sector Index
f
(150,449) — 114,738 (35,711)
(476,533) 3/6/2025 UBS AG (5.08)%
S&P Utilities Select
Sector Index
f
85,742 — — 85,742
(2,977,860) 321,553
Total Unrealized
Appreciation
472,002
Total Unrealized
Depreciation
(150,449)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f See the Common Stocks section of the Schedule of Portfolio Investments of ProShares Ultra Utilities for the components of the underlying reference instrument and their relative weightings.

142 :: NOVEMBER 30, 2023 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
PROSHARES TRUST
STATEMENTS OF ASSETS AND LIABILITIES

STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2023 (UNAUDITED) :: 143
PROSHARES TRUST
See accompanying notes to the financial statements.
Short 7-10 Year
Treasury
Short 20+ Year
Treasury Short Dow30
SM
Short Financials
Short FTSE China
50
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 24,353,210 $ 138,355,227 $ 194,900,030 $ 20,762,298 $ 5,582,998
Securities, at value — 88,714,733 98,908,570 — —
Repurchase Agreements, at value
24,353,210 49,667,171 96,002,144 20,762,298 5,582,998
Cash 6,177 350,000 24,284 40,000 —
Segregated cash balances with
brokers for futures contracts 13,200 42,900 334,400 — —
Segregated cash balances with
custodian for swap agreements 3,001,000 11,678,136 758,355 5,724,136 1,215,460
Dividends and interest receivable 3,548 7,236 13,987 3,025 813
Receivable for capital shares issued 754,604 2,435,557 — — 939,808
Receivable from Advisor — — — — 1,545
Receivable for variation margin on
futures contracts — 160,829 — — —
Unrealized appreciation on non-
exchange traded swap agreements 1,525,289 17,340,439 — — 764,406
Prepaid expenses 1,940 2,508 2,503 1,835 1,740
Total Assets
29,658,968 170,399,509 196,044,243 26,531,294 8,506,770
LIABILITIES:
Payable for capital shares redeemed 750,067 1,217,778 — 605,906 —
Payable to Advisor 19,128 111,979 124,676 4,602 —
Management Services fees payable 2,450 14,930 15,514 2,000 —
Custodian fees payable 643 2,112 2,158 346 65
Administration fees payable 6,986 14,682 13,983 6,481 6,440
Trustee fees payable 286 1,626 1,640 238 63
Compliance services fees payable 263 1,228 1,106 156 39
Listing, Data and related fees payable 4,554 18,916 69,793 7,384 4,637
Professional fees payable 11,443 12,260 11,821 11,219 22,512
Payable for variation margin on futures
contracts 561 — — — —
Unrealized depreciation on non-
exchange traded swap agreements 183,050 2,155,939 11,577,026 4,984,704 12,690
Other liabilities 4,613 11,557 12,368 6,424 2,112
Total Liabilities
984,044 3,563,007 11,830,085 5,629,460 48,558
NET ASSETS
$ 28,674,924 $ 166,836,502 $ 184,214,158 $ 20,901,834 $ 8,458,212
NET ASSETS CONSIST OF:
Paid in Capital $ 19,390,602 $ 659,025,922 $ 737,885,087 $ 119,948,773 $ 19,436,211
Distributable earnings (loss) 9,284,322 (492,189,420) (553,670,929) (99,046,939) (10,977,999)
NET ASSETS
$ 28,674,924 $ 166,836,502 $ 184,214,158 $ 20,901,834 $ 8,458,212
Shares (unlimited number of shares
authorized, no par value) 950,000 6,850,000 5,873,755 1,724,851 450,000
Net Asset Value $ 30.18 $ 24.36 $ 31.36 $ 12.12 $ 18.80

144 :: NOVEMBER 30, 2023 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
Short High Yield Short MidCap400 Short MSCI EAFE
Short MSCI
Emerging Markets Short QQQ
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 170,896,695 $ 9,794,598 $ 48,721,880 $ 23,602,699 $ 813,734,021
Securities, at value 73,791,430 — — — 688,553,825
Repurchase Agreements, at value
97,120,007 9,794,598 48,721,880 23,602,699 125,253,773
Cash 5,043 — 20,000 40,000 —
Segregated cash balances with
brokers for futures contracts — 86,400 — — 1,663,200
Segregated cash balances with
custodian for swap agreements 19,264,280 1,210,000 9,501,995 5,056,121 11,070,966
Dividends and interest receivable 14,150 1,427 7,099 3,439 18,249
Due from counterparty — 4,582 — — —
Receivable for capital shares issued — — — — 149,569,817
Receivable for variation margin on
futures contracts — — — — 2,479,910
Unrealized appreciation on non-
exchange traded swap agreements — 281,504 121,284 336,300 836,365
Prepaid expenses 2,571 3,307 12,496 7,443 6,575
Total Assets
190,197,481 11,381,818 58,384,754 29,046,002 979,452,680
LIABILITIES:
Cash overdraft — 4,380 — — 21,707
Payable for capital shares redeemed — — 3,653,499 2,226,305 20,772,602
Payable to Advisor 112,520 1,479 36,951 15,247 486,583
Management Services fees payable 14,984 879 4,989 2,567 65,943
Custodian fees payable 1,627 425 432 320 9,191
Administration fees payable 13,916 6,440 8,400 6,530 28,055
Trustee fees payable 1,593 86 418 264 7,864
Compliance services fees payable 1,126 57 311 175 5,413
Listing, Data and related fees payable 103,958 — — — 146,910
Professional fees payable 19,354 11,171 22,212 28,162 15,013
Unrealized depreciation on non-
exchange traded swap agreements 9,369,547 833,160 3,960,198 2,271,330 145,494,903
Other liabilities 13,235 2,193 5,350 5,962 44,178
Total Liabilities
9,651,860 860,270 7,692,760 4,556,862 167,098,362
NET ASSETS
$ 180,545,621 $ 10,521,548 $ 50,691,994 $ 24,489,140 $ 812,354,318
NET ASSETS CONSIST OF:
Paid in Capital $ 259,899,573 $ 66,461,665 $ 202,074,782 $ 219,002,336 $ 2,008,879,486
Distributable earnings (loss) (79,353,952) (55,940,117) (151,382,788) (194,513,196) (1,196,525,168)
NET ASSETS
$ 180,545,621 $ 10,521,548 $ 50,691,994 $ 24,489,140 $ 812,354,318
Shares (unlimited number of shares
authorized, no par value) 10,050,000 443,667 2,775,000 1,650,000 80,112,500
Net Asset Value $ 17.96 $ 23.71 $ 18.27 $ 14.84 $ 10.14

STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2023 (UNAUDITED) :: 145
PROSHARES TRUST
See accompanying notes to the financial statements.
Short Real Estate Short Russell2000 Short S&P500
®
Short SmallCap600
Ultra 7-10 Year
Treasury
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 34,327,176 $ 296,403,376 $ 1,684,357,702 $ 10,487,348 $ 14,971,245
Securities, at value — 182,504,399 1,512,286,649 — —
Repurchase Agreements, at value
34,327,176 113,928,720 172,220,006 10,487,348 14,971,245
Cash 5,378 — — — 248,454
Segregated cash balances with
brokers for futures contracts — 606,980 8,646,400 — 6,600
Segregated cash balances with
custodian for swap agreements 5,039,835 445,230 9,196,454 2,467,292 917,035
Dividends and interest receivable 5,001 16,599 25,092 1,528 2,181
Receivable for capital shares issued — — 301,639,621 — —
Receivable for variation margin on
futures contracts — 452,350 — — 281
Unrealized appreciation on non-
exchange traded swap agreements 230,603 4,472,256 3,953,780 1,745 155,278
Prepaid expenses 1,861 3,027 10,898 4,654 1,778
Total Assets
39,609,854 302,429,561 2,007,978,900 12,962,567 16,302,852
LIABILITIES:
Cash overdraft — — 181,765 — —
Payable for capital shares redeemed 1,006,147 1,201,892 6,180,416 — —
Payable to Advisor 13,838 180,224 1,078,410 1,701 3,364
Management Services fees payable 3,310 25,583 143,786 999 1,110
Custodian fees payable 406 3,170 15,992 153 465
Administration fees payable 7,161 17,764 37,642 6,440 6,755
Trustee fees payable 347 2,680 15,088 111 94
Compliance services fees payable 224 1,840 10,169 78 57
Listing, Data and related fees payable 10,374 128,408 — — 599
Professional fees payable 11,294 12,330 18,346 11,173 11,167
Payable for variation margin on futures
contracts — — 337,750 — —
Unrealized depreciation on non-
exchange traded swap agreements 2,831,386 10,395,763 171,505,431 1,337,770 666,603
Other liabilities 9,584 22,092 67,447 2,640 1,828
Total Liabilities
3,894,071 11,991,746 179,592,242 1,361,065 692,042
NET ASSETS
$ 35,715,783 $ 290,437,815 $ 1,828,386,658 $ 11,601,502 $ 15,610,810
NET ASSETS CONSIST OF:
Paid in Capital $ 73,604,552 $ 1,046,631,434 $ 6,153,402,390 $ 53,325,285 $ 149,882,337
Distributable earnings (loss) (37,888,769) (756,193,619) (4,325,015,732) (41,723,783) (134,271,527)
NET ASSETS
$ 35,715,783 $ 290,437,815 $ 1,828,386,658 $ 11,601,502 $ 15,610,810
Shares (unlimited number of shares
authorized, no par value) 1,774,888 12,116,642 133,205,826 633,681 365,000
Net Asset Value $ 20.12 $ 23.97 $ 13.73 $ 18.31 $ 42.77

146 :: NOVEMBER 30, 2023 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra 20+ Year
Treasury
Ultra
Communication
Services
Ultra Consumer
Discretionary
Ultra Consumer
Staples Ultra Dow30
SM
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 76,376,295 $ 1,711,943 $ 12,512,673 $ 4,985,258 $ 332,907,205
Securities, at value — 1,732,698 10,978,594 4,126,053 259,600,237
Repurchase Agreements, at value
76,376,295 87,616 1,239,762 557,406 58,976,194
Cash 1,173,000 — — — 290,000
Segregated cash balances with
brokers for futures contracts 72,930 — — — 1,443,200
Segregated cash balances with
custodian for swap agreements 12,449,814 77,959 1,126,951 1,172,470 23,134,423
Dividends and interest receivable 11,128 712 11,529 9,479 904,728
Due from counterparty — — — 2,262 —
Receivable from Advisor — 8,070 — 3,327 —
Receivable for variation margin on
futures contracts 3,718 — — — 428,035
Unrealized appreciation on non-
exchange traded swap agreements 1,464,238 9,318 572,754 — 18,450,788
Prepaid expenses 1,893 694 1,758 1,735 2,747
Total Assets
91,553,016 1,917,067 13,931,348 5,872,732 363,230,352
LIABILITIES:
Cash overdraft — 150 — — —
Payable for investments purchased — — 6,273 — —
Payable for capital shares redeemed 4,830,776 — — — —
Payable to Advisor 44,427 — 904 — 212,951
Management Services fees payable 6,153 — 1,065 — 27,667
Custodian fees payable 884 141 1,527 461 4,220
Administration fees payable 9,165 12,534 12,534 12,534 26,502
Trustee fees payable 498 7 123 54 2,784
Compliance services fees payable 270 5 71 35 1,689
Listing, Data and related fees payable 2,543 204 3,200 1,651 105,088
Professional fees payable 11,249 17,684 11,752 14,445 15,948
Unrealized depreciation on non-
exchange traded swap agreements 10,801,006 7,301 226,224 542,116 —
Other liabilities 2,735 1,692 1,816 1,888 8,410
Total Liabilities
15,709,706 39,718 265,489 573,184 405,259
NET ASSETS
$ 75,843,310 $ 1,877,349 $ 13,665,859 $ 5,299,548 $ 362,825,093
NET ASSETS CONSIST OF:
Paid in Capital $ 124,805,529 $ 2,798,989 $ 23,040,207 $ 8,794,383 $ 380,494,635
Distributable earnings (loss) (48,962,219) (921,640) (9,374,348) (3,494,835) (17,669,542)
NET ASSETS
$ 75,843,310 $ 1,877,349 $ 13,665,859 $ 5,299,548 $ 362,825,093
Shares (unlimited number of shares
authorized, no par value) 3,925,000 40,000 425,000 350,000 5,000,000
Net Asset Value $ 19.32 $ 46.93 $ 32.15 $ 15.14 $ 72.57

STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2023 (UNAUDITED) :: 147
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Energy Ultra Financials
Ultra FTSE China
50 Ultra FTSE Europe Ultra Health Care
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 93,680,014 $ 424,368,017 $ 4,413,797 $ 2,380,769 $ 72,248,845
Securities, at value 91,213,104 433,585,950 — — 60,455,571
Repurchase Agreements, at value
5,466,049 14,371,266 4,413,797 2,380,769 9,415,073
Cash — 3,549 100,000 — —
Segregated cash balances with
custodian for swap agreements 21,543,683 35,141,595 7,739,731 1,583,117 6,378,254
Dividends and interest receivable 524,596 683,689 643 347 99,936
Due from counterparty 113,495 — — — —
Receivable from Advisor — — 591 3,704 —
Unrealized appreciation on non-
exchange traded swap agreements 186,764 76,156,726 370,359 214,544 1,684,152
Prepaid expenses 2,118 3,226 1,758 1,734 1,972
Total Assets
119,049,809 559,946,001 12,626,879 4,184,215 78,034,958
LIABILITIES:
Cash overdraft — — — — 10
Payable to Advisor 63,356 346,454 — — 44,558
Management Services fees payable 9,125 44,996 — — 6,050
Custodian fees payable 1,369 5,952 151 42 1,359
Administration fees payable 19,103 31,093 6,440 6,440 16,297
Trustee fees payable 1,025 4,328 92 34 658
Compliance services fees payable 637 2,603 55 20 417
Listing, Data and related fees payable 29,084 120,909 7,177 536 19,442
Professional fees payable 16,850 13,410 27,004 23,875 19,232
Unrealized depreciation on non-
exchange traded swap agreements 10,897,147 — 4,447,618 145,471 794,067
Other liabilities 8,368 18,972 2,027 1,427 4,314
Total Liabilities
11,046,064 588,717 4,490,564 177,845 906,404
NET ASSETS
$ 108,003,745 $ 559,357,284 $ 8,136,315 $ 4,006,370 $ 77,128,554
NET ASSETS CONSIST OF:
Paid in Capital $ 109,769,389 $ 517,204,344 $ 32,383,007 $ 4,349,442 $ 106,919,307
Distributable earnings (loss) (1,765,644) 42,152,940 (24,246,692) (343,072) (29,790,753)
NET ASSETS
$ 108,003,745 $ 559,357,284 $ 8,136,315 $ 4,006,370 $ 77,128,554
Shares (unlimited number of shares
authorized, no par value) 2,902,944 11,157,750 555,000 75,000 910,000
Net Asset Value $ 37.20 $ 50.13 $ 14.66 $ 53.42 $ 84.76

148 :: NOVEMBER 30, 2023 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra High Yield Ultra Industrials Ultra Materials Ultra MidCap400
Ultra MSCI Brazil
Capped
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 19,131,586 $ 12,644,373 $ 33,090,551 $ 104,968,976 $ 3,221,110
Securities, at value
(a)
— 11,070,789 27,291,216 101,689,914 —
Repurchase Agreements, at value
19,131,586 1,260,684 4,947,720 11,109,605 3,221,110
Cash — — — 1,308 10,000
Segregated cash balances with
brokers for futures contracts — — — 921,600 —
Segregated cash balances with
custodian for swap agreements 5,062,000 1,788,970 3,678,791 20,535,476 1,677,597
Dividends and interest receivable 2,787 22,461 69,211 97,499 469
Receivable for security lending income — — — 134 —
Receivable for investments sold — — — 893,640 —
Due from counterparty — — 97,538 — —
Receivable for capital shares issued — — — 2,449,325 —
Receivable from Advisor — — — — 2,755
Receivable for variation margin on
futures contracts — — — 46,715 —
Unrealized appreciation on non-
exchange traded swap agreements 675,487 1,115,401 2,082,690 675,017 87,315
Prepaid expenses 1,739 1,773 1,852 3,630 2,397
Total Assets
24,873,599 15,260,078 38,169,018 138,423,863 5,001,643
LIABILITIES:
Payable for investments purchased — — — 936,158 —
Payable for cash collateral received
from securities loaned — — — 173,178 —
Payable to Advisor 5,431 3,283 15,506 86,126 —
Management Services fees payable 1,400 1,174 2,938 9,782 —
Custodian fees payable 212 1,859 999 3,134 59
Administration fees payable 6,649 12,534 12,571 19,066 6,440
Trustee fees payable 104 143 336 1,025 36
Compliance services fees payable 62 87 209 615 23
Listing, Data and related fees payable 4,889 4,028 9,847 — —
Professional fees payable 18,799 16,092 17,505 15,406 22,656
Unrealized depreciation on non-
exchange traded swap agreements 862,759 — 3,460 4,664,607 37,116
Other liabilities 1,228 2,045 3,091 4,698 1,746
Total Liabilities
901,533 41,245 66,462 5,913,795 68,076
NET ASSETS
$ 23,972,066 $ 15,218,833 $ 38,102,556 $ 132,510,068 $ 4,933,567
NET ASSETS CONSIST OF:
Paid in Capital $ 29,143,902 $ 22,787,337 $ 49,262,091 $ 271,035,664 $ 18,619,937
Distributable earnings (loss) (5,171,836) (7,568,504) (11,159,535) (138,525,596) (13,686,370)
NET ASSETS
$ 23,972,066 $ 15,218,833 $ 38,102,556 $ 132,510,068 $ 4,933,567
Shares (unlimited number of shares
authorized, no par value) 370,000 600,000 1,650,000 2,675,000 161,557
Net Asset Value $ 64.79 $ 25.36 $ 23.09 $ 49.54 $ 30.54
(a) Includes securities on loan valued at: $ — $ — $ — $ 188,759 $ —

STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2023 (UNAUDITED) :: 149
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra MSCI EAFE
Ultra MSCI
Emerging Markets Ultra MSCI Japan
Ultra Nasdaq
Biotechnology
Ultra Nasdaq Cloud
Computing
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 4,887,475 $ 11,327,746 $ 4,229,709 $ 86,381,821 $ 2,583,706
Securities, at value
(a)
— — 2,895,713 60,617,875 2,673,901
Repurchase Agreements, at value
4,887,475 11,327,746 1,719,883 4,254,900 121,451
Cash — 50,001 — — —
Segregated cash balances with
custodian for swap agreements 2,731,726 5,533,825 1,921,152 20,623,181 188,923
Dividends and interest receivable 712 1,650 251 59,255 1,231
Receivable for security lending income — — — 6,045 —
Receivable for investments sold — — — — 59,630
Receivable from Advisor 931 — 7,201 — 6,596
Reclaims receivable — — — 13,218 —
Unrealized appreciation on non-
exchange traded swap agreements 941,938 — 340,451 — 227,151
Prepaid expenses 3,910 4,070 2,640 1,634 1,293
Total Assets
8,566,692 16,917,292 6,887,291 85,576,108 3,280,176
LIABILITIES:
Cash overdraft — — — 2,069 —
Payable for investments purchased — — — — 110,392
Payable for cash collateral received
from securities loaned — — — 1,086,650 —
Payable to Advisor — 4,551 — 50,760 —
Management Services fees payable — 1,242 — 5,874 —
Custodian fees payable 106 173 103 2,957 673
Administration fees payable 6,440 6,440 12,534 16,192 12,534
Trustee fees payable 72 135 62 681 21
Compliance services fees payable 45 87 37 445 11
Listing, Data and related fees payable — — — 12,345 446
Professional fees payable 26,028 21,320 54,935 22,473 11,146
Unrealized depreciation on non-
exchange traded swap agreements 107,502 1,265,724 310,780 9,601,851 —
Other liabilities 1,978 2,151 1,722 6,898 1,232
Total Liabilities
142,171 1,301,823 380,173 10,809,195 136,455
NET ASSETS
$ 8,424,521 $ 15,615,469 $ 6,507,118 $ 74,766,913 $ 3,143,721
NET ASSETS CONSIST OF:
Paid in Capital $ 15,494,045 $ 42,957,368 $ 8,643,620 $ 253,514,494 $ 4,778,768
Distributable earnings (loss) (7,069,524) (27,341,899) (2,136,502) (178,747,581) (1,635,047)
NET ASSETS
$ 8,424,521 $ 15,615,469 $ 6,507,118 $ 74,766,913 $ 3,143,721
Shares (unlimited number of shares
authorized, no par value) 215,000 325,000 190,000 1,650,000 165,001
Net Asset Value $ 39.18 $ 48.05 $ 34.25 $ 45.31 $ 19.05
(a) Includes securities on loan valued at: $ — $ — $ — $ 1,201,835 $ —

150 :: NOVEMBER 30, 2023 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Nasdaq
Cybersecurity Ultra QQQ Ultra Real Estate Ultra Russell2000 Ultra S&P500
®
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 782,278 $ 4,130,102,109 $ 52,741,086 $ 170,074,693 $ 3,436,510,938
Securities, at value
(a)
— 3,990,087,142 43,211,337 106,879,634 3,046,198,049
Repurchase Agreements, at value
782,278 173,307,186 5,115,432 50,780,798 126,355,493
Cash — — 460,000 476,494 —
Segregated cash balances with
brokers for futures contracts — 15,449,280 — 259,160 27,126,400
Segregated cash balances with
custodian for swap agreements 750,000 258,020,544 10,874,722 16,161,338 212,243,869
Dividends and interest receivable 114 3,084,705 38,319 132,584 3,991,770
Receivable for security lending income — 122,942 — 8,123 17
Receivable for investments sold — 10,258,194 — 49,036 5,945,328
Receivable for capital shares issued — 103,573,511 — 4,563,889 385,999,679
Receivable from Advisor 3,823 — — — —
Reclaims receivable — — — — 1,265
Receivable for variation margin on
futures contracts — 5 — 9 1,059,625
Unrealized appreciation on non-
exchange traded swap agreements 514,480 770,807,299 464,188 2,265,220 303,081,874
Prepaid expenses 1,298 14,311 1,913 2,129 13,719
Total Assets
2,051,993 5,324,725,119 60,165,911 181,578,414 4,112,017,088
LIABILITIES:
Cash overdraft — 630,753 — — 883
Payable for investments purchased — 170,150,970 — 41,147 181,128,499
Payable for capital shares redeemed — 10,325,458 — 1,530,684 5,952,375
Payable for cash collateral received
from securities loaned — 13,124,320 — 2,343,742 13,659
Payable to Advisor — 2,730,732 28,741 104,568 2,059,429
Management Services fees payable — 376,850 4,399 12,066 274,587
Custodian fees payable 18 60,133 743 13,786 139,363
Administration fees payable 6,438 69,168 14,160 19,908 58,489
Trustee fees payable 17 38,511 460 1,174 30,640
Compliance services fees payable 10 21,712 304 727 17,977
Listing, Data and related fees payable 415 747,666 13,997 59,757 —
Professional fees payable 16,244 25,001 14,584 15,029 21,937
Unrealized depreciation on non-
exchange traded swap agreements — — 870,102 9,098,230 —
Other liabilities 1,306 52,615 5,436 5,496 52,141
Total Liabilities
24,448 198,353,889 952,926 13,246,314 189,749,979
NET ASSETS
$ 2,027,545 $ 5,126,371,230 $ 59,212,985 $ 168,332,100 $ 3,922,267,109
NET ASSETS CONSIST OF:
Paid in Capital $ 3,065,565 $ 5,042,235,288 $ 101,860,860 $ 340,086,131 $ 4,462,685,337
Distributable earnings (loss) (1,038,020) 84,135,942 (42,647,875) (171,754,031) (540,418,228)
NET ASSETS
$ 2,027,545 $ 5,126,371,230 $ 59,212,985 $ 168,332,100 $ 3,922,267,109
Shares (unlimited number of shares
authorized, no par value) 60,001 74,600,000 1,083,744 5,500,000 65,400,000
Net Asset Value $ 33.79 $ 68.72 $ 54.64 $ 30.61 $ 59.97
(a) Includes securities on loan valued at: $ — $ 13,464,075 $ — $ 2,668,663 $ 13,307

STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2023 (UNAUDITED) :: 151
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra
Semiconductors Ultra SmallCap600 Ultra Technology Ultra Utilities UltraPro Dow30
SM
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 239,612,623 $ 25,647,714 $ 415,860,897 $ 11,045,801 $ 472,957,533
Securities, at value
(a)
271,475,277 19,430,952 466,160,053 9,654,782 445,119,218
Repurchase Agreements, at value
12,490,492 5,062,807 13,002,878 1,007,056 9,774,109
Cash — 1,850 — — —
Segregated cash balances with
brokers for futures contracts — — — — 2,310,000
Segregated cash balances with
custodian for swap agreements 9,142,033 3,409,007 55,319,808 3,074,593 91,103,349
Dividends and interest receivable 197,903 35,364 447,729 42,658 1,505,300
Receivable for security lending income 145 334 — — —
Receivable for investments sold — 105,189 — — 3,169,204
Due from counterparty — — — 4,427 —
Receivable for capital shares issued — — — — 3,125,790
Receivable from Advisor — — — 929 —
Receivable for variation margin on
futures contracts — — — — 456,750
Unrealized appreciation on non-
exchange traded swap agreements 31,077,734 — 64,751,228 — 73,549,206
Prepaid expenses 2,342 4,686 3,017 1,751 3,630
Total Assets
324,385,926 28,050,189 599,684,713 13,786,196 630,116,556
LIABILITIES:
Cash overdraft — — 4,408 — 553
Payable for investments purchased — 147,810 — — 3,015,807
Payable for capital shares redeemed — — — — 9,515,640
Payable for cash collateral received
from securities loaned 375,019 228,790 — — —
Payable to Advisor 189,424 314 352,084 — 386,099
Management Services fees payable 25,942 1,998 45,929 — 47,940
Custodian fees payable 5,340 8,759 8,699 328 8,556
Administration fees payable 26,053 12,534 31,535 12,534 31,775
Trustee fees payable 2,371 222 4,422 70 4,822
Compliance services fees payable 1,261 139 2,544 51 2,967
Listing, Data and related fees payable 75,125 — 113,337 2,349 185,717
Professional fees payable 12,212 11,797 12,591 17,705 13,135
Unrealized depreciation on non-
exchange traded swap agreements — 2,171,374 — 1,557,581 —
Other liabilities 10,891 2,089 14,567 2,261 17,713
Total Liabilities
723,638 2,585,826 590,116 1,592,879 13,230,724
NET ASSETS
$ 323,662,288 $ 25,464,363 $ 599,094,597 $ 12,193,317 $ 616,885,832
NET ASSETS CONSIST OF:
Paid in Capital $ 286,996,932 $ 37,409,807 $ 561,118,134 $ 17,610,404 $ 650,481,799
Distributable earnings (loss) 36,665,356 (11,945,444) 37,976,463 (5,417,087) (33,595,967)
NET ASSETS
$ 323,662,288 $ 25,464,363 $ 599,094,597 $ 12,193,317 $ 616,885,832
Shares (unlimited number of shares
authorized, no par value) 7,280,000 1,285,000 12,185,000 235,000 9,450,000
Net Asset Value $ 44.46 $ 19.82 $ 49.17 $ 51.89 $ 65.28
(a) Includes securities on loan valued at: $ 357,951 $ 289,303 $ — $ — $ —

152 :: NOVEMBER 30, 2023 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraPro
MidCap400 UltraPro QQQ
UltraPro
Russell2000 UltraPro S&P500
®
UltraPro Short 20+
Year Treasury
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 19,707,988 $ 14,449,042,750 $ 233,393,659 $ 2,363,873,589 $ 15,936,709
Securities, at value
(a)
16,676,413 13,789,859,263 185,384,774 2,122,876,335 —
Repurchase Agreements, at value
3,004,766 495,384,118 57,131,661 76,767,074 15,936,709
Cash 260 — 466,868 — 10,750
Segregated cash balances with
brokers for futures contracts 230,400 123,742,083 634,260 12,633,600 47,190
Segregated cash balances with
custodian for swap agreements 6,392,951 3 40,590,076 197,957,349 14,808,644
Dividends and interest receivable 16,740 6,455,968 212,253 2,871,644 2,322
Receivable for security lending income 17 285,114 11,766 133 —
Receivable for investments sold 147,726 84,038,574 240,864 16,875,188 —
Receivable for capital shares issued — 224,003,322 3,371,588 84,861,362 —
Reclaims receivable — — — 905 —
Receivable for variation margin on
futures contracts 11,673 5 5 493,500 —
Unrealized appreciation on non-
exchange traded swap agreements 995,279 4,561,117,484 10,199,216 345,300,304 28,440,033
Prepaid expenses 4,784 47,562 2,340 11,362 2,627
Total Assets
27,481,009 19,284,933,496 298,245,671 2,860,648,756 59,248,275
LIABILITIES:
Cash overdraft — 3,435,277 — 5,389 —
Payable for investments purchased 153,539 295,046,063 10,080,961 84,321,598 —
Payable for capital shares redeemed — 86,202,644 3,356,819 17,004,615 —
Payable for cash collateral received
from securities loaned 28,190 26,916,306 3,761,918 15,561 —
Payable to Advisor 7,031 9,217,502 192,249 1,617,889 33,734
Management Services fees payable 2,007 1,489,599 22,643 215,715 4,836
Custodian fees payable 7,834 212,734 14,704 126,686 1,479
Administration fees payable 12,534 176,031 24,482 52,097 9,053
Trustee fees payable 219 142,985 2,047 21,142 1,008
Compliance services fees payable 133 79,616 1,167 12,280 1,041
Listing, Data and related fees payable — 2,845,495 100,085 — 10,559
Professional fees payable 11,787 48,034 12,924 17,535 12,086
Payable for variation margin on futures
contracts — — — — 2,415
Unrealized depreciation on non-
exchange traded swap agreements 2,076,236 — 825,576 — 7,270,949
Other liabilities 2,340 338,366 8,694 64,479 3,808
Total Liabilities
2,301,850 426,150,652 18,404,269 103,474,986 7,350,968
NET ASSETS
$ 25,179,159 $ 18,858,782,844 $ 279,841,402 $ 2,757,173,770 $ 51,897,307
NET ASSETS CONSIST OF:
Paid in Capital $ 30,153,226 $ 19,884,251,586 $ 454,456,320 $ 3,461,505,197 $ (75,233,257)
Distributable earnings (loss) (4,974,067) (1,025,468,742) (174,614,918) (704,331,427) 127,130,564
NET ASSETS
$ 25,179,159 $ 18,858,782,844 $ 279,841,402 $ 2,757,173,770 $ 51,897,307
Shares (unlimited number of shares
authorized, no par value) 1,420,000 429,800,000 8,300,000 56,750,000 593,605
Net Asset Value $ 17.73 $ 43.88 $ 33.72 $ 48.58 $ 87.43
(a) Includes securities on loan valued at: $ 46,875 $ 28,078,173 $ 4,220,219 $ 15,160 $ —

STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2023 (UNAUDITED) :: 153
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraPro Short
Dow30
SM
UltraPro Short
MidCap400 UltraPro Short QQQ
UltraPro Short
Russell2000
UltraPro Short
S&P500
®
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 459,151,035 $ 3,045,465 $ 4,706,931,100 $ 150,259,917 $ 1,139,823,278
Securities, at value 340,432,990 — 4,377,572,896 99,104,328 1,097,306,453
Repurchase Agreements, at value
118,771,066 3,045,465 329,525,274 51,165,187 42,616,677
Cash — — 212,478 — —
Segregated cash balances with
brokers for futures contracts 726,000 28,800 2,577,960 787,710 4,435,200
Segregated cash balances with
custodian for swap agreements 12,518,001 2,746,483 44,778,001 22,016,187 77,077,193
Dividends and interest receivable 17,304 444 48,011 7,455 6,209
Receivable for capital shares issued 36,419,941 — 96,748,161 6,604,404 67,094,290
Receivable from Advisor — 1,807 — — —
Receivable for variation margin on
futures contracts 291,105 — 8,344,413 8 —
Unrealized appreciation on non-
exchange traded swap agreements — 485,228 — 2,186,544 4,107,093
Prepaid expenses 3,664 4,725 16,949 2,256 7,271
Total Assets
509,180,071 6,312,952 4,859,824,143 181,874,079 1,292,650,386
LIABILITIES:
Cash overdraft 9,723 — — 24,640 121,058
Payable for capital shares redeemed — — — — 1,005,016
Payable to Advisor 287,016 — 2,172,950 96,852 540,736
Management Services fees payable 34,504 — 305,274 14,150 72,097
Custodian fees payable 4,703 382 37,336 1,899 9,616
Administration fees payable 20,905 6,440 54,248 13,684 29,609
Trustee fees payable 3,908 48 34,355 1,458 8,280
Compliance services fees payable 2,489 34 21,640 871 5,413
Listing, Data and related fees payable 174,158 — 661,891 70,358 —
Professional fees payable 12,311 11,164 22,751 11,613 14,082
Payable for variation margin on futures
contracts — 1,460 — — —
Unrealized depreciation on non-
exchange traded swap agreements 75,752,964 1,896,401 1,004,687,071 16,185,267 416,123,889
Other liabilities 17,076 1,848 130,520 7,237 39,555
Total Liabilities
76,319,757 1,917,777 1,008,128,036 16,428,029 417,969,351
NET ASSETS
$ 432,860,314 $ 4,395,175 $ 3,851,696,107 $ 165,446,050 $ 874,681,035
NET ASSETS CONSIST OF:
Paid in Capital $ 2,091,447,572 $ 62,911,087 $ 12,275,101,544 $ 737,625,946 $ 5,499,052,679
Distributable earnings (loss) (1,658,587,258) (58,515,912) (8,423,405,437) (572,179,896) (4,624,371,644)
NET ASSETS
$ 432,860,314 $ 4,395,175 $ 3,851,696,107 $ 165,446,050 $ 874,681,035
Shares (unlimited number of shares
authorized, no par value) 20,342,280 248,643 240,500,547 3,757,646 87,997,347
Net Asset Value $ 21.28 $ 17.68 $ 16.02 $ 44.03 $ 9.94

154 :: NOVEMBER 30, 2023 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort 7-10
Year Treasury
UltraShort 20+ Year
Treasury
UltraShort
Consumer
Discretionary
UltraShort
Consumer Staples UltraShort Dow30
SM
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 20,310,190 $ 442,214,797 $ 2,233,448 $ 1,956,044 $ 70,414,616
Securities, at value — 394,515,055 — — —
Repurchase Agreements, at value
20,310,190 47,782,095 2,233,448 1,956,044 70,414,616
Cash 2,062 49,838 — — 14,636
Segregated cash balances with
brokers for futures contracts 8,800 128,700 — — 184,800
Segregated cash balances with
custodian for swap agreements 2,173,766 1,275,532 762,214 182,643 19,489,378
Dividends and interest receivable 2,959 6,962 325 285 10,259
Receivable for capital shares issued — 36,171,917 — — —
Receivable from Advisor — — 4,082 4,759 —
Receivable for variation margin on
futures contracts — 380,472 — — —
Unrealized appreciation on non-
exchange traded swap agreements 2,945,338 21,530,131 — 6,869 —
Prepaid expenses 1,838 3,607 1,726 1,729 2,004
Total Assets
25,444,953 501,844,309 3,001,795 2,152,329 90,115,693
LIABILITIES:
Payable to Advisor 12,108 300,894 — — 58,095
Management Services fees payable 2,073 40,119 — — 6,817
Custodian fees payable 639 5,178 26 17 1,197
Administration fees payable 6,747 23,297 6,440 6,440 9,605
Trustee fees payable 236 4,446 16 12 726
Compliance services fees payable 188 3,113 13 8 475
Listing, Data and related fees payable 3,132 42,750 525 366 29,918
Professional fees payable 11,307 13,516 11,154 13,853 11,429
Payable for variation margin on futures
contracts 372 — — — 54,812
Unrealized depreciation on non-
exchange traded swap agreements 224,414 46,120,638 948,891 177,286 10,887,537
Other liabilities 2,890 22,980 3,361 1,906 15,388
Total Liabilities
264,106 46,576,931 970,426 199,888 11,075,999
NET ASSETS
$ 25,180,847 $ 455,267,378 $ 2,031,369 $ 1,952,441 $ 79,039,694
NET ASSETS CONSIST OF:
Paid in Capital $ 141,334,529 $ 5,095,252,078 $ 20,700,926 $ 11,316,057 $ 819,618,714
Distributable earnings (loss) (116,153,682) (4,639,984,700) (18,669,557) (9,363,616) (740,579,020)
NET ASSETS
$ 25,180,847 $ 455,267,378 $ 2,031,369 $ 1,952,441 $ 79,039,694
Shares (unlimited number of shares
authorized, no par value) 1,050,000 12,556,929 116,696 120,568 2,109,786
Net Asset Value $ 23.98 $ 36.26 $ 17.41 $ 16.19 $ 37.46

STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2023 (UNAUDITED) :: 155
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort Energy
UltraShort
Financials
UltraShort FTSE
China 50
UltraShort FTSE
Europe
UltraShort Health
Care
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 13,704,777 $ 17,658,591 $ 12,803,751 $ 34,268,815 $ 2,061,085
Securities, at value — — — — —
Repurchase Agreements, at value
13,704,777 17,658,591 12,803,751 34,268,815 2,061,085
Cash — — 290,000 310,000 —
Segregated cash balances with
custodian for swap agreements 6,892,828 7,961,336 5,459,779 24,082,536 357,775
Dividends and interest receivable 1,997 2,573 1,865 4,993 300
Due from counterparty — — — — 558
Receivable for capital shares issued — 1,258,706 — — —
Receivable from Advisor — — — — 4,516
Unrealized appreciation on non-
exchange traded swap agreements — — 2,533,825 58,655 1,123
Prepaid expenses 1,781 1,790 1,775 1,965 1,730
Total Assets
20,601,383 26,882,996 21,090,995 58,726,964 2,427,087
LIABILITIES:
Payable to Advisor 4,495 5,394 4,915 23,905 —
Management Services fees payable 1,441 1,573 1,611 4,178 —
Custodian fees payable 284 190 191 558 22
Administration fees payable 6,440 6,440 6,440 8,256 6,440
Trustee fees payable 198 161 167 489 12
Compliance services fees payable 128 99 104 352 9
Listing, Data and related fees payable 5,825 4,755 12,971 7,383 393
Professional fees payable 13,942 11,185 23,746 22,957 13,179
Unrealized depreciation on non-
exchange traded swap agreements 5,152,719 6,748,237 — 12,576,498 320,823
Other liabilities 21,494 6,470 2,930 6,554 1,659
Total Liabilities
5,206,966 6,784,504 53,075 12,651,130 342,537
NET ASSETS
$ 15,394,417 $ 20,098,492 $ 21,037,920 $ 46,075,834 $ 2,084,550
NET ASSETS CONSIST OF:
Paid in Capital $ 140,194,854 $ 527,428,492 $ 269,634,972 $ 320,890,503 $ 14,031,090
Distributable earnings (loss) (124,800,437) (507,330,000) (248,597,052) (274,814,669) (11,946,540)
NET ASSETS
$ 15,394,417 $ 20,098,492 $ 21,037,920 $ 46,075,834 $ 2,084,550
Shares (unlimited number of shares
authorized, no par value) 1,303,254 1,222,666 551,947 4,787,119 160,430
Net Asset Value $ 11.81 $ 16.44 $ 38.12 $ 9.62 $ 12.99

156 :: NOVEMBER 30, 2023 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort
Industrials UltraShort Materials
UltraShort
MidCap400
UltraShort MSCI
Brazil Capped
UltraShort MSCI
EAFE
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 3,403,290 $ 2,191,954 $ 2,328,837 $ 6,761,943 $ 1,305,916
Securities, at value — — — — —
Repurchase Agreements, at value
3,403,290 2,191,954 2,328,837 6,761,943 1,305,916
Cash — — — 30,000 —
Segregated cash balances with
brokers for futures contracts — — 28,800 — —
Segregated cash balances with
custodian for swap agreements 695,098 473,384 287,304 7,040,857 1,033,785
Dividends and interest receivable 496 319 339 985 190
Receivable from Advisor 3,733 4,298 3,665 — 5,130
Unrealized appreciation on non-
exchange traded swap agreements — — 57,523 — 38,856
Prepaid expenses 1,726 1,725 3,265 3,642 2,329
Total Assets
4,104,343 2,671,680 2,709,733 13,837,427 2,386,206
LIABILITIES:
Payable to Advisor — — — 291 —
Custodian fees payable 56 25 350 106 58
Administration fees payable 6,440 6,440 6,440 6,440 6,440
Trustee fees payable 24 18 21 78 18
Compliance services fees payable 15 13 13 54 15
Listing, Data and related fees payable 675 546 — — —
Professional fees payable 13,856 11,152 11,148 25,046 21,647
Payable for variation margin on futures
contracts — — 1,460 — —
Unrealized depreciation on non-
exchange traded swap agreements 731,561 510,177 224,922 5,615,150 815,008
Other liabilities 4,524 18,870 2,872 1,967 1,511
Total Liabilities
757,151 547,241 247,226 5,649,132 844,697
NET ASSETS
$ 3,347,192 $ 2,124,439 $ 2,462,507 $ 8,188,295 $ 1,541,509
NET ASSETS CONSIST OF:
Paid in Capital $ 25,015,762 $ 88,192,510 $ 57,635,027 $ 107,493,816 $ 25,627,879
Distributable earnings (loss) (21,668,570) (86,068,071) (55,172,520) (99,305,521) (24,086,370)
NET ASSETS
$ 3,347,192 $ 2,124,439 $ 2,462,507 $ 8,188,295 $ 1,541,509
Shares (unlimited number of shares
authorized, no par value) 255,135 235,083 163,510 708,547 162,428
Net Asset Value $ 13.12 $ 9.04 $ 15.06 $ 11.56 $ 9.49

STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2023 (UNAUDITED) :: 157
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort MSCI
Emerging Markets
UltraShort MSCI
Japan
UltraShort Nasdaq
Biotechnology UltraShort QQQ
UltraShort Real
Estate
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 5,774,201 $ 3,417,672 $ 3,395,832 $ 513,482,966 $ 42,891,429
Securities, at value — — — 450,362,678 —
Repurchase Agreements, at value
5,774,201 3,417,672 3,395,832 63,146,086 42,891,429
Cash — — — — 264,780
Segregated cash balances with
brokers for futures contracts — — — 979,440 —
Segregated cash balances with
custodian for swap agreements 1,392,608 2,225,159 488,182 55,073,476 9,238,180
Dividends and interest receivable 841 498 495 9,200 6,249
Receivable for capital shares issued — — — 98,052,679 —
Receivable from Advisor 901 3,177 1,280 — —
Receivable for variation margin on
futures contracts — — — 1,197,855 —
Unrealized appreciation on non-
exchange traded swap agreements 59,215 — 761,768 721,969 111,995
Prepaid expenses 3,131 2,536 1,307 2,966 1,892
Total Assets
7,230,897 5,649,042 4,648,864 669,546,349 52,514,525
LIABILITIES:
Payable for capital shares redeemed — — — 4,163,966 —
Payable to Advisor — — — 238,672 22,792
Management Services fees payable — — — 34,854 4,396
Custodian fees payable 98 58 44 4,954 526
Administration fees payable 6,440 6,440 6,440 21,011 8,539
Trustee fees payable 63 41 42 3,785 495
Compliance services fees payable 44 26 27 2,342 293
Listing, Data and related fees payable — — 893 76,991 13,673
Professional fees payable 20,159 19,334 13,865 12,460 14,027
Unrealized depreciation on non-
exchange traded swap agreements 393,579 1,393,709 55,710 189,022,947 4,529,329
Other liabilities 2,383 1,636 1,976 26,961 14,896
Total Liabilities
422,766 1,421,244 78,997 193,608,943 4,608,966
NET ASSETS
$ 6,808,131 $ 4,227,798 $ 4,569,867 $ 475,937,406 $ 47,905,559
NET ASSETS CONSIST OF:
Paid in Capital $ 173,266,122 $ 33,121,320 $ 78,731,716 $ 2,309,133,216 $ 286,690,434
Distributable earnings (loss) (166,457,991) (28,893,522) (74,161,849) (1,833,195,810) (238,784,875)
NET ASSETS
$ 6,808,131 $ 4,227,798 $ 4,569,867 $ 475,937,406 $ 47,905,559
Shares (unlimited number of shares
authorized, no par value) 318,771 319,913 196,096 39,795,774 2,797,077
Net Asset Value $ 21.36 $ 13.22 $ 23.30 $ 11.96 $ 17.13

158 :: NOVEMBER 30, 2023 (UNAUDITED) :: STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort
Russell2000 UltraShort S&P500
®
UltraShort
Semiconductors
UltraShort
SmallCap600
UltraShort
Technology
ASSETS:
Securities and Repurchase
Agreements, at cost
$ 84,240,657 $ 962,728,761 $ 7,365,539 $ 2,283,061 $ 4,143,905
Securities, at value 24,952,634 915,248,306 — — —
Repurchase Agreements, at value
59,288,279 47,545,400 7,365,539 2,283,061 4,143,905
Segregated cash balances with
brokers for futures contracts 259,160 2,464,000 — — —
Segregated cash balances with
custodian for swap agreements 2,392,928 55,465,369 4,728,078 665,473 2,505,014
Dividends and interest receivable 8,638 6,927 1,073 333 604
Receivable for capital shares issued — 46,253,435 254,842 — —
Receivable from Advisor — — 346 2,908 3,458
Receivable for variation margin on
futures contracts 3 2,546,944 — — —
Unrealized appreciation on non-
exchange traded swap agreements 3,034,490 2,885,817 216,959 237,451 —
Prepaid expenses 2,010 6,175 1,742 4,610 1,739
Total Assets
89,938,142 1,072,422,373 12,568,579 3,193,836 6,654,720
LIABILITIES:
Cash overdraft 12,160 39,296 — — —
Payable for capital shares redeemed 1,511,411 1,664,019 — — —
Payable to Advisor 48,260 511,863 — — —
Management Services fees payable 7,434 68,247 — — —
Custodian fees payable 1,383 8,335 90 42 60
Administration fees payable 10,433 28,246 6,440 6,440 6,440
Trustee fees payable 874 7,308 64 28 38
Compliance services fees payable 552 4,606 39 18 29
Listing, Data and related fees payable 42,709 — 2,441 — 1,351
Professional fees payable 13,955 13,615 11,165 11,152 11,168
Unrealized depreciation on non-
exchange traded swap agreements 7,683,559 262,015,075 4,936,172 201,128 2,666,787
Other liabilities 6,311 57,149 2,359 1,531 6,050
Total Liabilities
9,339,041 264,417,759 4,958,770 220,339 2,691,923
NET ASSETS
$ 80,599,101 $ 808,004,614 $ 7,609,809 $ 2,973,497 $ 3,962,797
NET ASSETS CONSIST OF:
Paid in Capital $ 830,582,097 $ 6,222,345,733 $ 65,248,472 $ 34,261,559 $ 37,354,513
Distributable earnings (loss) (749,982,996) (5,414,341,119) (57,638,663) (31,288,062) (33,391,716)
NET ASSETS
$ 80,599,101 $ 808,004,614 $ 7,609,809 $ 2,973,497 $ 3,962,797
Shares (unlimited number of shares
authorized, no par value) 5,363,966 24,456,249 1,194,460 123,946 446,103
Net Asset Value $ 15.03 $ 33.04 $ 6.37 $ 23.99 $ 8.88

STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2023 (UNAUDITED) :: 159
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort Utilities
ASSETS:
Securities and Repurchase Agreements, at cost
$ 1,068,507
Securities, at value —
Repurchase Agreements, at value
1,068,507
Segregated cash balances with custodian for swap agreements 373,282
Dividends and interest receivable 156
Receivable from Advisor 4,045
Unrealized appreciation on non-exchange traded swap agreements 472,002
Prepaid expenses 1,725
Total Assets
1,919,717
LIABILITIES:
Payable for capital shares redeemed 261,540
Custodian fees payable 58
Administration fees payable 6,440
Trustee fees payable 19
Compliance services fees payable 11
Listing, Data and related fees payable 484
Professional fees payable 11,150
Unrealized depreciation on non-exchange traded swap agreements 150,449
Other liabilities 2,512
Total Liabilities
432,663
NET ASSETS
$ 1,487,054
NET ASSETS CONSIST OF:
Paid in Capital $ 13,415,906
Distributable earnings (loss) (11,928,852)
NET ASSETS
$ 1,487,054
Shares (unlimited number of shares authorized, no par value) 113,720
Net Asset Value $ 13.08

160 :: FOR THE PERIODS ENDED NOVEMBER 30, 2022 (UNAUDITED) :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
STATEMENTS OF OPERATIONS

STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2023 (UNAUDITED) :: 161
PROSHARES TRUST
See accompanying notes to the financial statements
Short 7-10 Year
Treasury
Short 20+ Year
Treasury Short Dow30
SM
Short Financials
Short FTSE
China 50
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
INVESTMENT INCOME:
Interest $ 723,618 $ 4,278,142 $ 5,405,830 $ 738,253 $ 156,883
Total Investment Income
723,618 4,278,142 5,405,830 738,253 156,883
EXPENSES:
Advisory fees (Note 4) 120,109 712,440 769,526 116,954 27,913
Management Services fees (Note 4) 16,014 94,991 102,602 15,594 3,722
Professional fees 9,098 9,799 9,747 9,059 13,963
Administration fees (Note 5) 20,445 42,729 43,493 19,871 19,248
Custodian fees (Note 6) 1,568 5,277 6,614 1,141 188
Printing and Shareholder reports 573 — — 9,194 1,315
Listing, Data and related fees (Note 7) 4,451 11,465 43,905 7,541 6,399
Trustees fees (Note 8) 408 2,418 2,614 403 94
Compliance services fees (Note 4) 413 1,819 1,366 175 46
Other fees 3,089 6,199 2,807 2,442 2,274
Total Gross Expenses before fees waived and/or
reimbursed
176,168 887,137 982,674 182,374 75,162
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (23,976) — (8,320) (34,332) (39,803)
Total Net Expenses
152,192 887,137 974,354 148,042 35,359
Net Investment Income (Loss)
571,426 3,391,005 4,431,476 590,211 121,524
NET REALIZED GAIN (LOSS) FROM:
Expiration or closing of futures contracts 31,262 294,652 (933,221) — —
Expiration or closing of non-exchange traded swap
agreements (3,063,270) (12,867,427) (7,140,199) — —
Net realized gain (loss)
(3,032,008) (12,572,775) (8,073,420) — —
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments — 117,844 118,084 — —
Futures contracts 4,877 41,298 (252,655) — —
Non-exchange traded swap agreements 5,086,088 33,327,674 (8,855,245) (4,000,756) 22,566
Change in net unrealized appreciation/depreciation
5,090,965 33,486,816 (8,989,816) (4,000,756) 22,566
Net realized and unrealized gain (loss)
2,058,957 20,914,041 (17,063,236) (4,000,756) 22,566
Change in Net Assets Resulting from Operations
$ 2,630,383 $ 24,305,046 $ (12,631,760) $ (3,410,545) $ 144,090

162 :: FOR THE PERIODS ENDED NOVEMBER 30, 2023 (UNAUDITED) :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
Short High Yield
Short
MidCap400
Short MSCI
EAFE
Short MSCI
Emerging
Markets Short QQQ
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
INVESTMENT INCOME:
Interest $ 4,538,519 $ 257,721 $ 1,171,424 $ 725,576 $ 29,233,607
Total Investment Income
4,538,519 257,721 1,171,424 725,576 29,233,607
EXPENSES:
Advisory fees (Note 4) 736,607 39,899 187,235 118,480 3,567,037
Management Services fees (Note 4) 98,213 5,320 24,964 15,797 475,598
Professional fees 12,587 8,979 13,374 15,617 12,883
Administration fees (Note 5) 42,820 19,248 23,195 19,389 89,482
Custodian fees (Note 6) 4,437 1,263 1,148 938 25,677
Printing and Shareholder reports 7,749 855 4,595 6,502 28,371
Listing, Data and related fees (Note 7) 49,812 4,113 11,665 7,249 482,849
Trustees fees (Note 8) 2,457 134 657 404 12,193
Compliance services fees (Note 4) 1,373 68 372 206 6,681
Other fees 5,984 2,323 3,136 2,754 14,222
Total Gross Expenses before fees waived and/or
reimbursed
962,039 82,202 270,341 187,336 4,714,993
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (29,231) (31,692) (33,261) (37,305) (199,786)
Total Net Expenses
932,808 50,510 237,080 150,031 4,515,207
Net Investment Income (Loss)
3,605,711 207,211 934,344 575,545 24,718,400
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities — — — — 322
Expiration or closing of futures contracts — (29,700) — — (10,095,139)
Expiration or closing of non-exchange traded swap
agreements — — — — (228,719,222)
Net realized gain (loss)
— (29,700) — — (238,814,039)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments 157,946 — — — 862,100
Futures contracts — 4,215 — — 2,681,777
Non-exchange traded swap agreements (8,359,848) (1,064,455) (3,161,251) (1,719,780) 121,781,674
Change in net unrealized appreciation/depreciation
(8,201,902) (1,060,240) (3,161,251) (1,719,780) 125,325,551
Net realized and unrealized gain (loss)
(8,201,902) (1,089,940) (3,161,251) (1,719,780) (113,488,488)
Change in Net Assets Resulting from Operations
$ (4,596,191) $ (882,729) $ (2,226,907) $ (1,144,235) $ (88,770,088)

STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2023 (UNAUDITED) :: 163
PROSHARES TRUST
See accompanying notes to the financial statements
Short Real Estate
Short
Russell2000 Short S&P500
®
Short
SmallCap600
Ultra 7-10 Year
Treasury
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
INVESTMENT INCOME:
Interest $ 1,055,790 $ 8,658,476 $ 49,556,582 $ 375,027 $ 286,328
Total Investment Income
1,055,790 8,658,476 49,556,582 375,027 286,328
EXPENSES:
Advisory fees (Note 4) 164,289 1,250,642 6,821,133 59,693 42,297
Management Services fees (Note 4) 21,905 166,750 909,471 7,959 5,640
Professional fees 9,115 10,298 18,469 9,001 8,972
Administration fees (Note 5) 21,874 54,806 112,837 19,248 20,197
Custodian fees (Note 6) 1,207 9,851 46,346 573 1,440
Printing and Shareholder reports 13,420 15,919 55,299 1,789 348
Listing, Data and related fees (Note 7) 9,435 161,276 8,501 4,113 3,331
Trustees fees (Note 8) 570 4,294 23,608 218 129
Compliance services fees (Note 4) 244 2,249 12,577 87 70
Other fees 2,690 8,285 33,021 2,436 2,362
Total Gross Expenses before fees waived and/or
reimbursed
244,749 1,684,370 8,041,262 105,117 84,786
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (36,711) (100,735) — (29,567) (31,236)
Total Net Expenses
208,038 1,583,635 8,041,262 75,550 53,550
Net Investment Income (Loss)
847,752 7,074,841 41,515,320 299,477 232,778
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities — (3,830) (5,001) — —
Expiration or closing of futures contracts — (1,705,107) (14,700,859) — (9,866)
Expiration or closing of non-exchange traded swap
agreements — (4,509,129) (103,372,967) — (4,245,183)
Net realized gain (loss)
— (6,218,066) (118,078,827) — (4,255,049)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments — 354,193 1,200,211 — —
Futures contracts — (628,245) 4,166,530 — (767)
Non-exchange traded swap agreements (2,674,273) (13,530,469) (43,595,681) (2,349,907) 3,083,749
Change in net unrealized appreciation/depreciation
(2,674,273) (13,804,521) (38,228,940) (2,349,907) 3,082,982
Net realized and unrealized gain (loss)
(2,674,273) (20,022,587) (156,307,767) (2,349,907) (1,172,067)
Change in Net Assets Resulting from Operations
$ (1,826,521) $ (12,947,746) $ (114,792,447) $ (2,050,430) $ (939,289)

164 :: FOR THE PERIODS ENDED NOVEMBER 30, 2023 (UNAUDITED) :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
Ultra 20+ Year
Treasury
Ultra
Communication
Services
Ultra Consumer
Discretionary
Ultra Consumer
Staples Ultra Dow30
SM
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
INVESTMENT INCOME:
Dividends $ — $ 3,802 $ 53,960 $ 85,261 $ 3,009,107
Interest 1,527,207 2,914 24,053 16,873 1,201,826
Securities lending income (Note 2) — — — — 11,063
Foreign withholding tax on income — — — (64) —
Total Investment Income
1,527,207 6,716 78,013 102,070 4,221,996
EXPENSES:
Advisory fees (Note 4) 227,287 3,501 57,810 26,286 1,290,252
Management Services fees (Note 4) 30,304 467 7,708 3,505 172,031
Professional fees 9,124 11,120 9,182 10,059 11,414
Administration fees (Note 5) 26,689 37,493 37,493 37,493 80,800
Custodian fees (Note 6) 2,874 268 3,783 837 13,002
Printing and Shareholder reports 477 165 — 1,118 —
Listing, Data and related fees (Note 7) 5,274 4,032 5,176 3,915 71,677
Trustees fees (Note 8) 717 11 186 89 4,181
Compliance services fees (Note 4) 309 7 86 47 2,084
Other fees 3,027 2,249 2,416 2,357 3,554
Total Gross Expenses before fees waived and/or
reimbursed
306,082 59,313 123,840 85,706 1,648,995
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (18,455) (54,875) (50,563) (52,427) (13,586)
Total Net Expenses
287,627 4,438 73,277 33,279 1,635,409
Net Investment Income (Loss)
1,239,580 2,278 4,736 68,791 2,586,587
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities — 23,547 (26,542) (82,261) —
Expiration or closing of futures contracts (135,082) — — — 192,939
Expiration or closing of non-exchange traded swap
agreements (4,072,326) 177,890 1,533,297 — (10,491,399)
In-kind redemptions of investments — — 671,734 (72,837) 3,349,150
Net realized gain (loss)
(4,207,408) 201,437 2,178,489 (155,098) (6,949,310)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments — 38,153 299,233 (48,293) 18,697,396
Futures contracts (26,976) — — — 1,064,188
Non-exchange traded swap agreements (8,286,492) (99,602) (592,730) (447,971) 36,983,826
Change in net unrealized appreciation/depreciation
(8,313,468) (61,449) (293,497) (496,264) 56,745,410
Net realized and unrealized gain (loss)
(12,520,876) 139,988 1,884,992 (651,362) 49,796,100
Change in Net Assets Resulting from Operations
$ (11,281,296) $ 142,266 $ 1,889,728 $ (582,571) $ 52,382,687

STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2023 (UNAUDITED) :: 165
PROSHARES TRUST
See accompanying notes to the financial statements
Ultra Energy Ultra Financials
Ultra FTSE China
50
Ultra FTSE
Europe Ultra Health Care
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
INVESTMENT INCOME:
Dividends $ 1,571,230 $ 3,850,218 $ — $ — $ 535,077
Interest 157,843 1,212,731 170,122 60,197 292,853
Securities lending income (Note 2) — 120 — — 6,546
Total Investment Income
1,729,073 5,063,069 170,122 60,197 834,476
EXPENSES:
Advisory fees (Note 4) 459,989 1,981,528 41,579 15,877 303,910
Management Services fees (Note 4) 61,331 264,200 5,544 2,117 40,521
Professional fees 11,149 11,273 15,925 15,029 11,850
Administration fees (Note 5) 57,826 93,819 19,248 19,248 50,253
Custodian fees (Note 6) 2,847 12,874 367 141 992
Printing and Shareholder reports 7,516 14,864 919 249 2,331
Listing, Data and related fees (Note 7) 21,263 82,127 8,130 3,498 15,020
Trustees fees (Note 8) 1,478 6,429 133 50 997
Compliance services fees (Note 4) 827 3,284 68 24 539
Recoupment of prior expenses waived and/or
reimbursed by Advisor (Note 4) — 23,944 — — —
Other fees 4,365 10,240 2,287 2,203 3,423
Total Gross Expenses before fees waived and/or
reimbursed
628,591 2,504,582 94,200 58,436 429,836
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (45,430) — (41,586) (38,323) (44,880)
Total Net Expenses
583,161 2,504,582 52,614 20,113 384,956
Net Investment Income (Loss)
1,145,912 2,558,487 117,508 40,084 449,520
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities 233,348 (13,222,554) — — (83,880)
Expiration or closing of non-exchange traded swap
agreements 24,079,654 — — 252,642 —
In-kind redemptions of investments 4,241,069 3,462,406 — — 516,111
Net realized gain (loss)
28,554,071 (9,760,148) — 252,642 432,231
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments 3,653,926 56,086,547 — — 1,034,538
Non-exchange traded swap agreements (12,408,812) 66,190,079 (1,903,692) (207,084) 53,881
Change in net unrealized appreciation/depreciation
(8,754,886) 122,276,626 (1,903,692) (207,084) 1,088,419
Net realized and unrealized gain (loss)
19,799,185 112,516,478 (1,903,692) 45,558 1,520,650
Change in Net Assets Resulting from Operations
$ 20,945,097 $ 115,074,965 $ (1,786,184) $ 85,642 $ 1,970,170

166 :: FOR THE PERIODS ENDED NOVEMBER 30, 2023 (UNAUDITED) :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
Ultra High Yield Ultra Industrials Ultra Materials Ultra MidCap400
Ultra MSCI Brazil
Capped
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
INVESTMENT INCOME:
Dividends $ — $ 123,458 $ 303,098 $ 823,925 $ —
Interest 297,559 23,253 115,799 170,237 77,109
Securities lending income (Note 2) — — — 3,974 —
Foreign withholding tax on income — — (6,476) — —
Total Investment Income
297,559 146,711 412,421 998,136 77,109
EXPENSES:
Advisory fees (Note 4) 53,738 67,508 156,568 477,568 17,218
Management Services fees (Note 4) 7,165 9,001 20,875 63,675 2,296
Professional fees 12,577 10,635 11,168 10,860 14,807
Administration fees (Note 5) 19,564 37,493 39,056 58,412 19,248
Custodian fees (Note 6) 608 2,747 2,049 2,427 241
Printing and Shareholder reports — 686 2,232 — 307
Listing, Data and related fees (Note 7) 5,815 5,564 9,126 4,113 3,706
Trustees fees (Note 8) 172 219 510 1,545 56
Compliance services fees (Note 4) 71 106 272 749 30
Other fees 2,015 2,401 2,894 3,880 2,213
Total Gross Expenses before fees waived and/or
reimbursed
101,725 136,360 244,750 623,229 60,122
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (33,636) (50,796) (46,305) (18,071) (38,271)
Total Net Expenses
68,089 85,564 198,445 605,158 21,851
Net Investment Income (Loss)
229,470 61,147 213,976 392,978 55,258
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities — 25,562 (9,732) (2,820,413) —
Expiration or closing of futures contracts — — — (396,603) —
Expiration or closing of non-exchange traded swap
agreements — — — — 1,884,351
In-kind redemptions of investments — 502,906 646,546 1,237,377 —
Net realized gain (loss)
— 528,468 636,814 (1,979,639) 1,884,351
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments — 529,542 1,872,459 7,888,701 —
Futures contracts — — — 218,160 —
Non-exchange traded swap agreements 639,136 1,256,046 2,830,210 4,587,428 (265,058)
Change in net unrealized appreciation/depreciation
639,136 1,785,588 4,702,669 12,694,289 (265,058)
Net realized and unrealized gain (loss)
639,136 2,314,056 5,339,483 10,714,650 1,619,293
Change in Net Assets Resulting from Operations
$ 868,606 $ 2,375,203 $ 5,553,459 $ 11,107,628 $ 1,674,551

STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2023 (UNAUDITED) :: 167
PROSHARES TRUST
See accompanying notes to the financial statements
Ultra MSCI EAFE
Ultra MSCI
Emerging
Markets
Ultra MSCI
Japan
Ultra Nasdaq
Biotechnology
Ultra Nasdaq
Cloud
Computing
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
INVESTMENT INCOME:
Dividends $ — $ — $ 19,917 $ 248,313 $ 4,810
Interest 142,316 314,366 86,270 184,698 7,188
Securities lending income (Note 2) — — — 18,435 12
Foreign withholding tax on income — — — — (44)
Total Investment Income
142,316 314,366 106,187 451,446 11,966
EXPENSES:
Advisory fees (Note 4) 34,306 63,479 30,999 321,695 9,319
Management Services fees (Note 4) 4,574 8,464 4,133 42,892 1,243
Professional fees 15,156 14,680 24,382 13,287 8,944
Administration fees (Note 5) 19,248 19,248 37,493 51,432 37,493
Custodian fees (Note 6) 284 528 364 2,602 2,816
Printing and Shareholder reports 1,523 351 699 — 210
Listing, Data and related fees (Note 7) 4,413 6,650 4,492 43,166 608
Trustees fees (Note 8) 111 207 104 1,065 29
Compliance services fees (Note 4) 56 113 44 552 13
Other fees 2,166 2,406 2,246 2,070 1,942
Total Gross Expenses before fees waived and/or
reimbursed
81,837 116,126 104,956 478,761 62,617
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (38,376) (35,711) (65,684) (71,638) (50,802)
Total Net Expenses
43,461 80,415 39,272 407,123 11,815
Net Investment Income (Loss)
98,855 233,951 66,915 44,323 151
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities — 3 — 873,871 (40,787)
Expiration or closing of non-exchange traded swap
agreements (491) 1,771,066 147,180 (30,098) (162,893)
In-kind redemptions of investments — — — 672,398 59,859
Net realized gain (loss)
(491) 1,771,069 147,180 1,516,171 (143,821)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments — — 151,238 (4,731,304) 177,194
Non-exchange traded swap agreements 258,144 (1,439,239) (33,783) (8,478,100) 354,324
Change in net unrealized appreciation/depreciation
258,144 (1,439,239) 117,455 (13,209,404) 531,518
Net realized and unrealized gain (loss)
257,653 331,830 264,635 (11,693,233) 387,697
Change in Net Assets Resulting from Operations
$ 356,508 $ 565,781 $ 331,550 $ (11,648,910) $ 387,848

168 :: FOR THE PERIODS ENDED NOVEMBER 30, 2023 (UNAUDITED) :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
Ultra Nasdaq
Cybersecurity Ultra QQQ Ultra Real Estate Ultra Russell2000 Ultra S&P500
®
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
INVESTMENT INCOME:
Dividends $ — $ 14,833,122 $ 651,746 $ 895,848 $ 23,856,690
Interest 25,767 10,201,106 117,013 640,863 13,320,071
Securities lending income (Note 2) — 511,828 — 69,891 59,106
Foreign withholding tax on income — (33,455) — (1,927) (7,692)
Total Investment Income
25,767 25,512,601 768,759 1,604,675 37,228,175
EXPENSES:
Advisory fees (Note 4) 7,663 18,343,607 216,571 566,931 14,546,663
Management Services fees (Note 4) 1,022 2,445,779 28,876 75,590 1,939,527
Professional fees 11,423 26,552 10,237 10,828 27,022
Administration fees (Note 5) 19,247 214,811 44,344 61,391 189,477
Custodian fees (Note 6) 48 190,898 559 32,297 429,402
Printing and Shareholder reports 171 35,917 2,993 53 22,208
Listing, Data and related fees (Note 7) 540 2,451,275 11,526 74,674 6,746
Trustees fees (Note 8) 24 58,658 713 1,798 46,722
Compliance services fees (Note 4) 13 25,406 406 892 21,453
Other fees 1,947 60,902 3,108 4,143 51,281
Total Gross Expenses before fees waived and/or
reimbursed
42,098 23,853,805 319,333 828,597 17,280,501
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (32,380) (598,033) (44,975) (110,399) (36,375)
Total Net Expenses
9,718 23,255,772 274,358 718,198 17,244,126
Net Investment Income (Loss)
16,049 2,256,829 494,401 886,477 19,984,049
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities — 4,520,441 (68,937) (11,812,703) (11,977,532)
Expiration or closing of futures contracts — 18,976,220 — (753,172) 3,029,750
Expiration or closing of non-exchange traded swap
agreements (571,589) 73,487,360 — (1,580,455) (41,251,930)
In-kind redemptions of investments — 247,633,204 247,138 — 79,527,720
Net realized gain (loss)
(571,589) 344,617,225 178,201 (14,146,330) 29,328,008
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments — 90,823,472 1,462,847 14,031,085 145,522,315
Futures contracts — 6,028,580 — 285,385 9,395,063
Non-exchange traded swap agreements 913,122 320,857,916 636,420 3,279,526 283,163,190
Change in net unrealized appreciation/depreciation
913,122 417,709,968 2,099,267 17,595,996 438,080,568
Net realized and unrealized gain (loss)
341,533 762,327,193 2,277,468 3,449,666 467,408,576
Change in Net Assets Resulting from Operations
$ 357,582 $ 764,584,022 $ 2,771,869 $ 4,336,143 $ 487,392,625

STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2023 (UNAUDITED) :: 169
PROSHARES TRUST
See accompanying notes to the financial statements
Ultra
Semiconductors
Ultra
SmallCap600 Ultra Technology Ultra Utilities
UltraPro
Dow30
SM
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
INVESTMENT INCOME:
Dividends $ 1,028,196 $ 214,610 $ 1,941,442 $ 113,156 $ 5,025,431
Interest 418,978 88,754 405,312 30,413 723,426
Securities lending income (Note 2) 1,782 2,254 101 — 16,496
Foreign withholding tax on income (6,234) (163) (4,067) — —
Total Investment Income
1,442,722 305,455 2,342,788 143,569 5,765,353
EXPENSES:
Advisory fees (Note 4) 1,108,629 104,202 2,125,438 33,095 2,267,629
Management Services fees (Note 4) 147,815 13,894 283,388 4,413 302,346
Professional fees 10,017 9,228 10,970 11,149 11,218
Administration fees (Note 5) 77,158 37,493 95,778 37,493 97,724
Custodian fees (Note 6) 16,043 18,352 24,025 900 28,121
Printing and Shareholder reports 5,168 420 11,973 438 —
Listing, Data and related fees (Note 7) 61,990 4,113 87,884 4,187 123,804
Trustees fees (Note 8) 3,520 338 6,874 114 7,344
Compliance services fees (Note 4) 1,495 174 3,061 71 3,663
Recoupment of prior expenses waived and/or
reimbursed by Advisor (Note 4) — — 29,925 — 28,183
Other fees 5,773 2,564 9,745 2,308 6,000
Total Gross Expenses before fees waived and/or
reimbursed
1,437,608 190,778 2,689,061 94,168 2,876,032
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (31,770) (58,765) — (52,276) —
Total Net Expenses
1,405,838 132,013 2,689,061 41,892 2,876,032
Net Investment Income (Loss)
36,884 173,442 (346,273) 101,677 2,889,321
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities (13,651,567) (1,878,612) 759,074 (1,956) (17,320,799)
Expiration or closing of futures contracts — — — — 9,869
Expiration or closing of non-exchange traded swap
agreements 51,194,786 — 72,075,455 — (19,004,873)
In-kind redemptions of investments 10,326,081 234,349 22,234,022 (1,980) 11,047,931
Net realized gain (loss)
47,869,300 (1,644,263) 95,068,551 (3,936) (25,267,872)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments 22,392,505 2,372,493 25,179,457 (156,427) 50,040,559
Futures contracts — — — — 1,658,903
Non-exchange traded swap agreements (19,607,313) 247,182 (12,356,732) (862,039) 117,011,407
Change in net unrealized appreciation/depreciation
2,785,192 2,619,675 12,822,725 (1,018,466) 168,710,869
Net realized and unrealized gain (loss)
50,654,492 975,412 107,891,276 (1,022,402) 143,442,997
Change in Net Assets Resulting from Operations
$ 50,691,376 $ 1,148,854 $ 107,545,003 $ (920,725) $ 146,332,318

170 :: FOR THE PERIODS ENDED NOVEMBER 30, 2023 (UNAUDITED) :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
UltraPro
MidCap400 UltraPro QQQ
UltraPro
Russell2000
UltraPro
S&P500
®
UltraPro Short
20+ Year
Treasury
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
INVESTMENT INCOME:
Dividends $ 160,118 $ 31,118,427 $ 1,341,260 $ 15,223,470 $ —
Interest 33,783 180,878,603 483,837 5,301,172 2,315,998
Securities lending income (Note 2) 781 1,084,602 100,667 28,036 —
Foreign withholding tax on income — (69,972) (2,894) (4,890) —
Total Investment Income
194,682 213,011,660 1,922,870 20,547,788 2,315,998
EXPENSES:
Advisory fees (Note 4) 102,368 67,035,078 941,910 9,835,304 535,059
Management Services fees (Note 4) 13,649 8,937,880 125,586 1,311,355 71,340
Professional fees 9,224 66,047 10,356 17,771 9,797
Administration fees (Note 5) 37,493 539,426 73,326 158,078 36,796
Custodian fees (Note 6) 22,478 653,445 51,859 387,267 4,612
Printing and Shareholder reports 569 289,723 4,284 43,752 1,844
Listing, Data and related fees (Note 7) 4,113 8,952,405 122,170 6,746 9,521
Trustees fees (Note 8) 331 214,571 3,038 31,582 1,975
Compliance services fees (Note 4) 167 93,150 1,420 14,844 1,379
Other fees 2,371 224,454 6,533 38,586 5,868
Total Gross Expenses before fees waived and/or
reimbursed
192,763 87,006,179 1,340,482 11,845,285 678,191
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (63,033) (11,626,051) (146,966) — —
Total Net Expenses
129,730 75,380,128 1,193,516 11,845,285 678,191
Net Investment Income (Loss)
64,952 137,631,532 729,354 8,702,503 1,637,807
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities (1,172,769) (2,319,439) (43,215,858) (54,748,299) (3,133)
Expiration or closing of futures contracts (24,578) 23,727,117 (1,074,708) 8,155,903 311,735
Expiration or closing of non-exchange traded swap
agreements — 1,640,445,199 (33,137,551) 2,700,067 (18,488,345)
In-kind redemptions of investments 539,138 728,811,316 425,380 109,654,904 —
Net realized gain (loss)
(658,209) 2,390,664,193 (77,002,737) 65,762,575 (18,179,743)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments 1,777,966 42,901,363 47,930,652 110,317,134 (20,704)
Futures contracts 45,402 80,111,831 462,651 3,320,362 35,402
Non-exchange traded swap agreements 1,643,516 1,715,906,221 47,650,566 347,349,110 78,284,144
Change in net unrealized appreciation/depreciation
3,466,884 1,838,919,415 96,043,869 460,986,606 78,298,842
Net realized and unrealized gain (loss)
2,808,675 4,229,583,608 19,041,132 526,749,181 60,119,099
Change in Net Assets Resulting from Operations
$ 2,873,627 $ 4,367,215,140 $ 19,770,486 $ 535,451,684 $ 61,756,906

STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2023 (UNAUDITED) :: 171
PROSHARES TRUST
See accompanying notes to the financial statements
UltraPro Short
Dow30
SM
UltraPro Short
MidCap400
UltraPro Short
QQQ
UltraPro Short
Russell2000
UltraPro Short
S&P500
®
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
INVESTMENT INCOME:
Interest $ 11,974,988 $ 106,150 $ 155,800,861 $ 3,838,980 $ 34,285,540
Total Investment Income
11,974,988 106,150 155,800,861 3,838,980 34,285,540
EXPENSES:
Advisory fees (Note 4) 1,791,137 22,318 16,081,939 657,216 3,890,600
Management Services fees (Note 4) 238,815 2,976 2,144,227 87,628 518,739
Professional fees 10,631 8,963 24,568 9,563 12,801
Administration fees (Note 5) 65,409 19,248 174,819 40,124 92,649
Custodian fees (Note 6) 13,596 1,133 113,967 6,098 29,680
Printing and Shareholder reports — 399 132,129 2,210 34,893
Listing, Data and related fees (Note 7) 99,269 4,113 2,146,113 86,110 6,746
Trustees fees (Note 8) 6,172 80 52,780 2,203 13,139
Compliance services fees (Note 4) 3,053 42 25,178 1,050 6,275
Recoupment of prior expenses waived and/or
reimbursed by Advisor (Note 4) 36,660 — — — —
Other fees 916 2,061 18,232 5,101 10,879
Total Gross Expenses before fees waived and/or
reimbursed
2,265,658 61,333 20,913,952 897,303 4,616,401
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) — (33,100) (579,472) (65,453) —
Total Net Expenses
2,265,658 28,233 20,334,480 831,850 4,616,401
Net Investment Income (Loss)
9,709,330 77,917 135,466,381 3,007,130 29,669,139
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities (22,048) — (49,596) — (2,193)
Expiration or closing of futures contracts (1,446,191) (18,226) (38,257,613) 201,448 (6,545,125)
Expiration or closing of non-exchange traded swap
agreements (12,733,576) — (3,268,265,158) (16,238,774) (61,619,537)
Net realized gain (loss)
(14,201,815) (18,226) (3,306,572,367) (16,037,326) (68,166,855)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments 416,483 — 3,240,786 42,105 973,913
Futures contracts (1,213,547) 67 12,870,342 (114,104) 636,284
Non-exchange traded swap agreements (104,496,047) (1,455,678) 1,937,986,784 (9,344,089) (197,924,703)
Change in net unrealized appreciation/depreciation
(105,293,111) (1,455,611) 1,954,097,912 (9,416,088) (196,314,506)
Net realized and unrealized gain (loss)
(119,494,926) (1,473,837) (1,352,474,455) (25,453,414) (264,481,361)
Change in Net Assets Resulting from Operations
$ (109,785,596) $ (1,395,920) $ (1,217,008,074) $ (22,446,284) $ (234,812,222)

172 :: FOR THE PERIODS ENDED NOVEMBER 30, 2023 (UNAUDITED) :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
UltraShort 7-10
Year Treasury
UltraShort 20+
Year Treasury
UltraShort
Consumer
Discretionary
UltraShort
Consumer
Staples
UltraShort
Dow30
SM
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
INVESTMENT INCOME:
Interest $ 602,727 $ 12,099,467 $ 42,477 $ 35,263 $ 1,895,662
Total Investment Income
602,727 12,099,467 42,477 35,263 1,895,662
EXPENSES:
Advisory fees (Note 4) 105,576 1,954,867 7,042 5,380 331,211
Management Services fees (Note 4) 14,077 260,645 939 717 44,161
Professional fees 9,063 11,672 8,946 9,844 9,262
Administration fees (Note 5) 20,204 69,084 19,248 19,248 28,209
Custodian fees (Note 6) 1,843 14,099 34 22 3,437
Printing and Shareholder reports 922 — 711 1,001 —
Listing, Data and related fees (Note 7) 4,148 26,547 3,145 3,078 20,528
Trustees fees (Note 8) 351 6,563 25 18 1,128
Compliance services fees (Note 4) 287 4,294 16 9 590
Other fees 2,540 10,064 2,284 2,268 —
Total Gross Expenses before fees waived and/or
reimbursed
159,011 2,357,835 42,390 41,585 438,526
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (25,207) — (33,485) (34,771) (19,262)
Total Net Expenses
133,804 2,357,835 8,905 6,814 419,264
Net Investment Income (Loss)
468,923 9,741,632 33,572 28,449 1,476,398
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities — (11,059) — — —
Expiration or closing of futures contracts 23,001 131,182 — — (2,736)
Expiration or closing of non-exchange traded swap
agreements 6,346,526 47,798,390 — — (3,551,845)
Net realized gain (loss)
6,369,527 47,918,513 — — (3,554,581)
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments — 559,358 — — 28,924
Futures contracts 3,627 170,098 — — (202,348)
Non-exchange traded swap agreements (3,164,430) 65,918,709 (574,856) (36,606) (9,029,853)
Change in net unrealized appreciation/depreciation
(3,160,803) 66,648,165 (574,856) (36,606) (9,203,277)
Net realized and unrealized gain (loss)
3,208,724 114,566,678 (574,856) (36,606) (12,757,858)
Change in Net Assets Resulting from Operations
$ 3,677,647 $ 124,308,310 $ (541,284) $ (8,157) $ (11,281,460)

STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2023 (UNAUDITED) :: 173
PROSHARES TRUST
See accompanying notes to the financial statements
UltraShort
Energy
UltraShort
Financials
UltraShort FTSE
China 50
UltraShort FTSE
Europe
UltraShort Health
Care
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
INVESTMENT INCOME:
Interest $ 490,344 $ 452,872 $ 361,482 $ 1,047,533 $ 29,472
Total Investment Income
490,344 452,872 361,482 1,047,533 29,472
EXPENSES:
Advisory fees (Note 4) 84,362 76,365 75,924 223,381 5,613
Management Services fees (Note 4) 11,248 10,182 10,123 29,784 748
Professional fees 9,917 9,011 15,405 14,092 9,621
Administration fees (Note 5) 19,248 19,248 19,248 25,535 19,248
Custodian fees (Note 6) 672 625 599 1,573 29
Printing and Shareholder reports 4,404 6,009 2,089 7,534 974
Listing, Data and related fees (Note 7) 6,238 5,918 12,480 11,799 3,088
Trustees fees (Note 8) 291 259 252 773 19
Compliance services fees (Note 4) 162 114 127 397 11
Other fees 2,615 2,173 2,289 2,670 2,000
Total Gross Expenses before fees waived and/or
reimbursed
139,157 129,904 138,536 317,538 41,351
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (32,411) (33,305) (42,375) (34,725) (34,245)
Total Net Expenses
106,746 96,599 96,161 282,813 7,106
Net Investment Income (Loss)
383,598 356,273 265,321 764,720 22,366
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities — — — — 2,870
Expiration or closing of non-exchange traded swap
agreements — — 956,253 — —
Net realized gain (loss)
— — 956,253 — 2,870
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Non-exchange traded swap agreements (4,576,221) (5,406,385) (1,503,106) (4,981,629) (174,642)
Change in net unrealized appreciation/depreciation
(4,576,221) (5,406,385) (1,503,106) (4,981,629) (174,642)
Net realized and unrealized gain (loss)
(4,576,221) (5,406,385) (546,853) (4,981,629) (171,772)
Change in Net Assets Resulting from Operations
$ (4,192,623) $ (5,050,112) $ (281,532) $ (4,216,909) $ (149,406)

174 :: FOR THE PERIODS ENDED NOVEMBER 30, 2023 (UNAUDITED) :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
UltraShort
Industrials
UltraShort
Materials
UltraShort
MidCap400
UltraShort MSCI
Brazil Capped
UltraShort MSCI
EAFE
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
INVESTMENT INCOME:
Interest $ 75,951 $ 49,213 $ 58,491 $ 198,023 $ 47,431
Total Investment Income
75,951 49,213 58,491 198,023 47,431
EXPENSES:
Advisory fees (Note 4) 11,424 8,137 9,336 35,308 8,727
Management Services fees (Note 4) 1,523 1,085 1,245 4,708 1,164
Professional fees 9,850 8,946 8,946 14,420 13,227
Administration fees (Note 5) 19,248 19,248 19,248 19,248 19,248
Custodian fees (Note 6) 148 56 1,020 309 167
Printing and Shareholder reports 1,117 1,263 172 788 621
Listing, Data and related fees (Note 7) 3,320 3,189 4,113 5,024 3,425
Trustees fees (Note 8) 39 27 31 118 33
Compliance services fees (Note 4) 18 15 15 68 18
Other fees 1,998 2,281 2,001 2,178 1,997
Total Gross Expenses before fees waived and/or
reimbursed
48,685 44,247 46,127 82,169 48,627
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (34,233) (33,953) (34,310) (37,550) (37,579)
Total Net Expenses
14,452 10,294 11,817 44,619 11,048
Net Investment Income (Loss)
61,499 38,919 46,674 153,404 36,383
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities — — — — 489
Expiration or closing of futures contracts — — (6,980) — —
Expiration or closing of non-exchange traded swap
agreements — — (61,575) — —
Net realized gain (loss)
— — (68,555) — 489
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Futures contracts — — 1,890 — —
Non-exchange traded swap agreements (741,377) (552,550) (282,351) (4,101,351) (234,108)
Change in net unrealized appreciation/depreciation
(741,377) (552,550) (280,461) (4,101,351) (234,108)
Net realized and unrealized gain (loss)
(741,377) (552,550) (349,016) (4,101,351) (233,619)
Change in Net Assets Resulting from Operations
$ (679,878) $ (513,631) $ (302,342) $ (3,947,947) $ (197,236)

STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2023 (UNAUDITED) :: 175
PROSHARES TRUST
See accompanying notes to the financial statements
UltraShort
MSCI Emerging
Markets
UltraShort MSCI
Japan
UltraShort
Nasdaq
Biotechnology UltraShort QQQ
UltraShort Real
Estate
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
INVESTMENT INCOME:
Interest $ 157,476 $ 101,470 $ 76,237 $ 14,404,708 $ 1,364,240
Total Investment Income
157,476 101,470 76,237 14,404,708 1,364,240
EXPENSES:
Advisory fees (Note 4) 28,601 18,874 18,807 1,780,295 224,892
Management Services fees (Note 4) 3,813 2,516 2,508 237,369 29,985
Professional fees 12,918 12,722 9,857 10,692 10,061
Administration fees (Note 5) 19,248 19,248 19,248 65,197 25,642
Custodian fees (Note 6) 287 195 115 15,481 1,562
Printing and Shareholder reports 1,606 867 360 16,673 13,085
Listing, Data and related fees (Note 7) 4,276 3,909 2,747 240,232 11,859
Trustees fees (Note 8) 96 62 62 5,958 752
Compliance services fees (Note 4) 53 32 34 2,743 328
Other fees 2,204 2,075 2,233 5,402 2,678
Total Gross Expenses before fees waived and/or
reimbursed
73,102 60,500 55,971 2,380,042 320,844
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (36,894) (36,608) (32,128) (128,032) (36,064)
Total Net Expenses
36,208 23,892 23,843 2,252,010 284,780
Net Investment Income (Loss)
121,268 77,578 52,394 12,152,698 1,079,460
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities — — — (2,885) —
Expiration or closing of futures contracts — — — (5,592,872) —
Expiration or closing of non-exchange traded swap
agreements — — 61,751 (111,135,654) —
Net realized gain (loss)
— — 61,751 (116,731,411) —
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments — — — 393,430 —
Futures contracts — — — 1,573,831 —
Non-exchange traded swap agreements (752,648) (577,700) 571,842 (894,970) (4,036,780)
Change in net unrealized appreciation/depreciation
(752,648) (577,700) 571,842 1,072,291 (4,036,780)
Net realized and unrealized gain (loss)
(752,648) (577,700) 633,593 (115,659,120) (4,036,780)
Change in Net Assets Resulting from Operations
$ (631,380) $ (500,122) $ 685,987 $ (103,506,422) $ (2,957,320)

176 :: FOR THE PERIODS ENDED NOVEMBER 30, 2023 (UNAUDITED) :: STATEMENTS OF OPERATIONS
PROSHARES TRUST
See accompanying notes to the financial statements
UltraShort
Russell2000
UltraShort
S&P500
®
UltraShort
Semiconductors
UltraShort
SmallCap600
UltraShort
Technology
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
Six Months
Ended November
30, 2023
INVESTMENT INCOME:
Interest $ 2,599,593 $ 28,016,566 $ 194,643 $ 65,459 $ 115,920
Total Investment Income
2,599,593 28,016,566 194,643 65,459 115,920
EXPENSES:
Advisory fees (Note 4) 401,173 3,415,442 28,666 12,548 16,923
Management Services fees (Note 4) 53,489 455,386 3,822 1,673 2,256
Professional fees 10,328 13,350 8,966 8,949 8,957
Administration fees (Note 5) 32,364 87,759 19,248 19,248 19,248
Custodian fees (Note 6) 4,398 25,639 326 105 117
Printing and Shareholder reports 2,549 24,010 924 184 2,360
Listing, Data and related fees (Note 7) 53,678 4,113 4,392 4,113 3,540
Trustees fees (Note 8) 1,362 11,503 96 41 59
Compliance services fees (Note 4) 649 5,461 45 22 40
Other fees 3,729 13,105 2,194 2,024 2,251
Total Gross Expenses before fees waived and/or
reimbursed
563,719 4,055,768 68,679 48,907 55,751
LESS:
Expenses waived and/or reimbursed by Advisor
(Note 4) (55,705) — (32,440) (33,021) (34,340)
Total Net Expenses
508,014 4,055,768 36,239 15,886 21,411
Net Investment Income (Loss)
2,091,579 23,960,798 158,404 49,573 94,509
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities — 135 — — —
Expiration or closing of futures contracts (30,975) (5,401,666) — — —
Expiration or closing of non-exchange traded swap
agreements (11,492,135) (13,048,274) (6,613,325) — —
Net realized gain (loss)
(11,523,110) (18,449,805) (6,613,325) — —
CHANGE IN NET UNREALIZED APPRECIATION/
DEPRECIATION FROM:
Investments 42,790 723,365 — — —
Futures contracts (4,743) 1,182,713 — — —
Non-exchange traded swap agreements 5,504,402 (134,898,704) 4,063,567 (348,504) (995,315)
Change in net unrealized appreciation/depreciation
5,542,449 (132,992,626) 4,063,567 (348,504) (995,315)
Net realized and unrealized gain (loss)
(5,980,661) (151,442,431) (2,549,758) (348,504) (995,315)
Change in Net Assets Resulting from Operations
$ (3,889,082) $ (127,481,633) $ (2,391,354) $ (298,931) $ (900,806)

STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2023 (UNAUDITED) :: 177
PROSHARES TRUST
See accompanying notes to the financial statements
UltraShort
Utilities
Six Months
Ended November
30, 2023
INVESTMENT INCOME:
Interest $ 32,349
Total Investment Income
32,349
EXPENSES:
Advisory fees (Note 4) 7,335
Management Services fees (Note 4) 978
Professional fees 8,944
Administration fees (Note 5) 19,248
Custodian fees (Note 6) 83
Printing and Shareholder reports 582
Listing, Data and related fees (Note 7) 3,157
Trustees fees (Note 8) 24
Compliance services fees (Note 4) 13
Other fees 2,002
Total Gross Expenses before fees waived and/or reimbursed
42,366
LESS:
Expenses waived and/or reimbursed by Advisor (Note 4) (33,067)
Total Net Expenses
9,299
Net Investment Income (Loss)
23,050
NET REALIZED GAIN (LOSS) FROM:
CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION FROM:
Non-exchange traded swap agreements 300,843
Change in net unrealized appreciation/depreciation
300,843
Net realized and unrealized gain (loss)
300,843
Change in Net Assets Resulting from Operations
$ 323,893

178 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
STATEMENTS OF CHANGES IN NET ASSETS

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 179
PROSHARES TRUST
See accompanying notes to the financial statements.
Short 7-10 Year Treasury Short 20+ Year Treasury Short Dow30
SM
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 571,426 $ 1,695,796 $ 3,391,005 $ 8,165,690 $ 4,431,476 $ 5,465,446
Net realized gain (loss) (3,032,008) 9,586,177 (12,572,775) 51,308,962 (8,073,420) 1,713,189
Change in net unrealized
appreciation/depreciation 5,090,965 (3,295,724) 33,486,816 (18,741,438) (8,989,816) (13,234,770)
Change in net assets resulting
from operations 2,630,383 7,986,249 24,305,046 40,733,214 (12,631,760) (6,056,135)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(378,834) (660,915) (4,067,683) (3,804,419) (4,661,878) (2,844,357)
Total distributions (378,834) (660,915) (4,067,683) (3,804,419) (4,661,878) (2,844,357)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 44,962,224 129,458,205 192,931,362 649,181,997 80,091,624 530,683,134
Cost of shares redeemed (46,913,233) (280,125,809) (232,455,242) (1,175,150,708) (142,417,308) (513,686,037)
Change in net assets resulting
from capital transactions
(1,951,009) (150,667,604) (39,523,880) (525,968,711) (62,325,684) 16,997,097
Change in net assets 300,540 (143,342,270) (19,286,517) (489,039,916) (79,619,322) 8,096,605
NET ASSETS:
Beginning of period $ 28,374,384 $ 171,716,654 $ 186,123,019 $ 675,162,935 $ 263,833,480 $ 255,736,875
End of period $ 28,674,924 $ 28,374,384 $ 166,836,502 $ 186,123,019 $ 184,214,158 $ 263,833,480
SHARE TRANSACTIONS:
Beginning of period 1,000,000 6,425,000 8,500,000 34,000,000 7,773,755 7,523,755
Issued 1,475,000 4,625,000 7,900,000 29,950,000 2,450,000 15,250,000
Redeemed (1,525,000) (10,050,000) (9,550,000) (55,450,000) (4,350,000) (15,000,000)
Shares outstanding, end of period 950,000 1,000,000 6,850,000 8,500,000 5,873,755 7,773,755
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

180 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
`
Short Financials Short FTSE China 50 Short High Yield
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 590,211 $ 686,312 $ 121,524 $ 142,048 $ 3,605,711 $ 5,708,039
Net realized gain (loss) — 1,479,068 — (501,349) — 3,058,518
Change in net unrealized
appreciation/depreciation (4,000,756) (1,273,164) 22,566 1,234,111 (8,201,902) (3,079,093)
Change in net assets resulting
from operations (3,410,545) 892,216 144,090 874,810 (4,596,191) 5,687,464
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(657,390) (293,518) (111,580) (65,267) (3,781,727) (2,984,376)
Total distributions (657,390) (293,518) (111,580) (65,267) (3,781,727) (2,984,376)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 11,467,648 85,943,471 1,848,558 14,219,157 13,895,700 294,741,535
Cost of shares redeemed (29,783,449) (61,750,414) (869,452) (14,418,527) (68,336,138) (397,122,467)
Change in net assets resulting
from capital transactions
(18,315,801) 24,193,057 979,106 (199,370) (54,440,438) (102,380,932)
Change in net assets (22,383,736) 24,791,755 1,011,616 610,173 (62,818,356) (99,677,844)
NET ASSETS:
Beginning of period $ 43,285,570 $ 18,493,815 $ 7,446,596 $ 6,836,423 $ 243,363,977 $ 343,041,821
End of period $ 20,901,834 $ 43,285,570 $ 8,458,212 $ 7,446,596 $ 180,545,621 $ 243,363,977
SHARE TRANSACTIONS:
Beginning of period 3,174,851 1,474,851 400,000 400,000 13,000,000 18,600,000
Issued 900,000 6,350,000 100,000 750,000 750,000 15,450,000
Redeemed (2,350,000) (4,650,000) (50,000) (750,000) (3,700,000) (21,050,000)
Shares outstanding, end of period 1,724,851 3,174,851 450,000 400,000 10,050,000 13,000,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 181
PROSHARES TRUST
See accompanying notes to the financial statements.
Short MidCap400 Short MSCI EAFE Short MSCI Emerging Markets
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 207,211 $ 311,804 $ 934,344 $ 2,000,255 $ 575,545 $ 778,108
Net realized gain (loss) (29,700) (205,085) — (15,757,598) — 4,457,516
Change in net unrealized
appreciation/depreciation (1,060,240) (24,938) (3,161,251) (521,799) (1,719,780) (3,380,064)
Change in net assets resulting
from operations (882,729) 81,781 (2,226,907) (14,279,142) (1,144,235) 1,855,560
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(236,189) (144,969) (1,010,719) (1,211,834) (580,106) (348,265)
Total distributions (236,189) (144,969) (1,010,719) (1,211,834) (580,106) (348,265)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 4,711,296 15,829,654 45,621,280 237,302,333 20,704,931 88,511,934
Cost of shares redeemed (9,300,973) (11,742,708) (59,122,354) (219,339,077) (32,137,007) (95,419,235)
Change in net assets resulting
from capital transactions
(4,589,677) 4,086,946 (13,501,074) 17,963,256 (11,432,076) (6,907,301)
Change in net assets (5,708,595) 4,023,758 (16,738,700) 2,472,280 (13,156,417) (5,400,006)
NET ASSETS:
Beginning of period $ 16,230,143 $ 12,206,385 $ 67,430,694 $ 64,958,414 $ 37,645,557 $ 43,045,563
End of period $ 10,521,548 $ 16,230,143 $ 50,691,994 $ 67,430,694 $ 24,489,140 $ 37,645,557
SHARE TRANSACTIONS:
Beginning of period 643,667 493,667 3,575,000 3,325,000 2,450,000 3,050,000
Issued 200,000 625,000 2,400,000 11,200,000 1,350,000 5,650,000
Redeemed (400,000) (475,000) (3,200,000) (10,950,000) (2,150,000) (6,250,000)
Shares outstanding, end of period 443,667 643,667 2,775,000 3,575,000 1,650,000 2,450,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

182 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Short QQQ Short Real Estate Short Russell2000
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 24,718,400 $ 32,263,979 $ 847,752 $ 1,078,424 $ 7,074,841 $ 9,648,762
Net realized gain (loss) (238,814,039) 155,980,785 — 1,211,065 (6,218,066) 46,191,460
Change in net unrealized
appreciation/depreciation 125,325,551 (403,535,876) (2,674,273) 173,358 (13,804,521) (39,620,824)
Change in net assets resulting
from operations (88,770,088) (215,291,112) (1,826,521) 2,462,847 (12,947,746) 16,219,398
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(26,508,236) (15,723,091) (856,522) (604,397) (7,583,508) (4,670,601)
Total distributions (26,508,236) (15,723,091) (856,522) (604,397) (7,583,508) (4,670,601)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 3,826,236,227 4,841,734,198 11,533,422 104,892,392 198,848,363 635,812,484
Cost of shares redeemed (4,025,013,913) (4,568,070,087) (28,651,441) (67,493,135) (338,919,907) (649,604,283)
Change in net assets resulting
from capital transactions
(198,777,686) 273,664,111 (17,118,019) 37,399,257 (140,071,544) (13,791,799)
Change in net assets (314,056,010) 42,649,908 (19,801,062) 39,257,707 (160,602,798) (2,243,002)
NET ASSETS:
Beginning of period $ 1,126,410,328 $ 1,083,760,420 $ 55,516,845 $ 16,259,138 $ 451,040,613 $ 453,283,615
End of period $ 812,354,318 $ 1,126,410,328 $ 35,715,783 $ 55,516,845 $ 290,437,815 $ 451,040,613
SHARE TRANSACTIONS:
Beginning of period 99,312,500 81,712,500 2,649,888 899,888 18,166,642 18,816,642
Issued 358,400,000 365,050,000 525,000 5,250,000 8,150,000 26,250,000
Redeemed (377,600,000) (347,450,000) (1,400,000) (3,500,000) (14,200,000) (26,900,000)
Shares outstanding, end of period 80,112,500 99,312,500 1,774,888 2,649,888 12,116,642 18,166,642
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 183
PROSHARES TRUST
See accompanying notes to the financial statements.
Short S&P500
®
Short SmallCap600 Ultra 7-10 Year Treasury
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 41,515,320 $ 59,567,974 $ 299,477 $ 360,431 $ 232,778 $ 298,658
Net realized gain (loss) (118,078,827) 151,423,750 — 52,577 (4,255,049) (1,975,650)
Change in net unrealized
appreciation/depreciation (38,228,940) (233,755,345) (2,349,907) 1,058,735 3,082,982 (331,688)
Change in net assets resulting
from operations (114,792,447) (22,763,621) (2,050,430) 1,471,743 (939,289) (2,008,680)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(43,605,009) (28,265,939) (340,258) (178,127) (232,423) (145,082)
Total distributions (43,605,009) (28,265,939) (340,258) (178,127) (232,423) (145,082)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 5,438,370,426 8,339,635,684 4,549,980 51,346,487 10,673,763 44,981,880
Cost of shares redeemed (5,696,916,485) (8,393,734,679) (20,618,255) (29,650,829) (3,815,748) (50,785,943)
Change in net assets resulting
from capital transactions
(258,546,059) (54,098,995) (16,068,275) 21,695,658 6,858,015 (5,804,063)
Change in net assets (416,943,515) (105,128,555) (18,458,963) 22,989,274 5,686,303 (7,957,825)
NET ASSETS:
Beginning of period $ 2,245,330,173 $ 2,350,458,728 $ 30,060,465 $ 7,071,191 $ 9,924,507 $ 17,882,332
End of period $ 1,828,386,658 $ 2,245,330,173 $ 11,601,502 $ 30,060,465 $ 15,610,810 $ 9,924,507
SHARE TRANSACTIONS:
Beginning of period 151,080,826 154,380,826 1,568,681 393,681 205,000 325,000
Issued 382,325,000 531,325,000 260,000 2,800,000 250,000 875,000
Redeemed (400,200,000) (534,625,000) (1,195,000) (1,625,000) (90,000) (995,000)
Shares outstanding, end of period 133,205,826 151,080,826 633,681 1,568,681 365,000 205,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

184 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra 20+ Year Treasury Ultra Communication Services Ultra Consumer Discretionary
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 1,239,580 $ 1,040,612 $ 2,278 $ 27,038 $ 4,736 $ 86,403
Net realized gain (loss) (4,207,408) (14,425,642) 201,437 (656,252) 2,178,489 (13,006,889)
Change in net unrealized
appreciation/depreciation (8,313,468) (639,255) (61,449) 490,503 (293,497) 11,876,838
Change in net assets resulting
from operations (11,281,296) (14,024,285) 142,266 (138,711) 1,889,728 (1,043,648)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(1,098,214) (425,416) (1,171) (33,490) — (23,151)
Total distributions (1,098,214) (425,416) (1,171) (33,490) — (23,151)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 43,781,726 111,749,172 957,539 799,728 4,277,924 2,226,751
Cost of shares redeemed (14,277,324) (74,769,727) — (1,813,894) (5,431,575) (2,103,915)
Change in net assets resulting
from capital transactions
29,504,402 36,979,445 957,539 (1,014,166) (1,153,651) 122,836
Change in net assets 17,124,892 22,529,744 1,098,634 (1,186,367) 736,077 (943,963)
NET ASSETS:
Beginning of period $ 58,718,418 $ 36,188,674 $ 778,715 $ 1,965,082 $ 12,929,782 $ 13,873,745
End of period $ 75,843,310 $ 58,718,418 $ 1,877,349 $ 778,715 $ 13,665,859 $ 12,929,782
SHARE TRANSACTIONS:
Beginning of period 2,325,000 1,075,000 20,000 50,000 475,000 475,000
Issued 2,250,000 4,100,000 10,000 — 60,000 80,000
Issued in-kind — — 10,000 25,000 70,000 —
Redeemed (650,000) (2,850,000) — (55,000) — —
Redemption in-kind — — — — (180,000) (80,000)
Shares outstanding, end of period 3,925,000 2,325,000 40,000 20,000 425,000 475,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 185
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Consumer Staples Ultra Dow30
SM
Ultra Energy
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 68,791 $ 117,846 $ 2,586,587 $ 6,114,664 $ 1,145,912 $ 2,914,012
Net realized gain (loss) (155,098) (4,215,532) (6,949,310) (42,879,734) 28,554,071 75,163,929
Change in net unrealized
appreciation/depreciation (496,264) 2,275,357 56,745,410 18,057,965 (8,754,886) (131,230,384)
Change in net assets resulting
from operations (582,571) (1,822,329) 52,382,687 (18,707,105) 20,945,097 (53,152,443)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
— (75,742) — (2,304,286) — (1,450,788)
Total distributions — (75,742) — (2,304,286) — (1,450,788)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 429,133 6,977,803 76,779,967 118,940,875 10,432,054 54,791,335
Cost of shares redeemed (2,673,060) (5,315,472) (86,114,501) (163,744,642) (32,922,562) (109,340,279)
Change in net assets resulting
from capital transactions
(2,243,927) 1,662,331 (9,334,534) (44,803,767) (22,490,508) (54,548,944)
Change in net assets (2,826,498) (235,740) 43,048,153 (65,815,158) (1,545,411) (109,152,175)
NET ASSETS:
Beginning of period $ 8,126,046 $ 8,361,786 $ 319,776,940 $ 385,592,098 $ 109,549,156 $ 218,701,331
End of period $ 5,299,548 $ 8,126,046 $ 362,825,093 $ 319,776,940 $ 108,003,745 $ 109,549,156
SHARE TRANSACTIONS:
Beginning of period 500,000 400,000 5,150,000 5,900,000 3,502,944 5,002,944
Issued 30,000 350,000 1,150,000 1,950,000 100,000 300,000
Issued in-kind — 50,000 — — 200,000 1,200,000
Redeemed — — — — (350,000) (650,000)
Redemption in-kind (180,000) (300,000) (1,300,000) (2,700,000) (550,000) (2,350,000)
Shares outstanding, end of period 350,000 500,000 5,000,000 5,150,000 2,902,944 3,502,944
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

186 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Financials Ultra FTSE China 50 Ultra FTSE Europe
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 2,558,487 $ 5,572,776 $ 117,508 $ 110,466 $ 40,084 $ 39,992
Net realized gain (loss) (9,760,148) (42,995,489) — (15,871,299) 252,642 (1,739,357)
Change in net unrealized
appreciation/depreciation 122,276,626 (118,116,066) (1,903,692) 9,886,599 (207,084) 1,367,517
Change in net assets resulting
from operations 115,074,965 (155,538,779) (1,786,184) (5,874,234) 85,642 (331,848)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(2,259,691) (4,879,017) (159,438) (12,136) (37,727) (9,080)
Total distributions (2,259,691) (4,879,017) (159,438) (12,136) (37,727) (9,080)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 365,135,224 18,060,892 4,272,280 14,143,029 1,035,893 4,001,989
Cost of shares redeemed (392,934,606) (54,824,381) (3,782,700) (9,088,378) (948,067) (3,759,882)
Change in net assets resulting
from capital transactions
(27,799,382) (36,763,489) 489,580 5,054,651 87,826 242,107
Change in net assets 85,015,892 (197,181,285) (1,456,042) (831,719) 135,741 (98,821)
NET ASSETS:
Beginning of period $ 474,341,392 $ 671,522,677 $ 9,592,357 $ 10,424,076 $ 3,870,629 $ 3,969,450
End of period $ 559,357,284 $ 474,341,392 $ 8,136,315 $ 9,592,357 $ 4,006,370 $ 3,870,629
SHARE TRANSACTIONS:
Beginning of period 11,707,750 12,457,750 565,000 350,000 75,000 75,000
Issued 8,150,000 400,000 210,000 630,000 20,000 75,000
Redeemed (8,050,000) — (220,000) (415,000) (20,000) (75,000)
Redemption in-kind (650,000) (1,150,000) — — — —
Shares outstanding, end of period 11,157,750 11,707,750 555,000 565,000 75,000 75,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 187
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Health Care Ultra High Yield Ultra Industrials
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 449,520 $ 991,170 $ 229,470 $ 181,904 $ 61,147 $ 148,138
Net realized gain (loss) 432,231 (34,884,826) — (5,492,357) 528,468 (10,193,384)
Change in net unrealized
appreciation/depreciation 1,088,419 18,692,464 639,136 1,744,876 1,785,588 8,150,633
Change in net assets resulting
from operations 1,970,170 (15,201,192) 868,606 (3,565,577) 2,375,203 (1,894,613)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
— (221,299) (170,729) (107,238) — (35,273)
Total distributions — (221,299) (170,729) (107,238) — (35,273)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 3,665,655 34,391,950 67,818,593 71,418,701 2,945,348 7,416,342
Cost of shares redeemed (8,740,173) (56,579,212) (49,996,751) (82,520,125) (6,353,684) (5,928,292)
Change in net assets resulting
from capital transactions
(5,074,518) (22,187,262) 17,821,842 (11,101,424) (3,408,336) 1,488,050
Change in net assets (3,104,348) (37,609,753) 18,519,719 (14,774,239) (1,033,133) (441,836)
NET ASSETS:
Beginning of period $ 80,232,902 $ 117,842,655 $ 5,452,347 $ 20,226,586 $ 16,251,966 $ 16,693,802
End of period $ 77,128,554 $ 80,232,902 $ 23,972,066 $ 5,452,347 $ 15,218,833 $ 16,251,966
SHARE TRANSACTIONS:
Beginning of period 975,000 1,275,000 90,000 300,000 760,000 700,000
Issued 20,000 125,000 1,090,000 1,150,000 80,000 100,000
Issued in-kind 20,000 250,000 — — 30,000 200,000
Redeemed (35,000) (225,000) (810,000) (1,360,000) — —
Redemption in-kind (70,000) (450,000) — — (270,000) (240,000)
Shares outstanding, end of period 910,000 975,000 370,000 90,000 600,000 760,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

188 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Materials Ultra MidCap400 Ultra MSCI Brazil Capped
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 213,976 $ 691,025 $ 392,978 $ 1,469,736 $ 55,258 $ 26,346
Net realized gain (loss) 636,814 (14,112,942) (1,979,639) (35,269,686) 1,884,351 (5,334,075)
Change in net unrealized
appreciation/depreciation 4,702,669 (2,715,392) 12,694,289 15,248,669 (265,058) 2,588,470
Change in net assets resulting
from operations 5,553,459 (16,137,309) 11,107,628 (18,551,281) 1,674,551 (2,719,259)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
— (317,515) (449,481) (1,322,387) (27,171) —
Total distributions — (317,515) (449,481) (1,322,387) (27,171) —
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 5,319,916 7,537,165 12,595,368 19,028,022 255,918 2,572,948
Cost of shares redeemed (10,758,546) (15,323,408) (5,285,675) (7,526,458) (1,513,905) (4,852,028)
Change in net assets resulting
from capital transactions
(5,438,630) (7,786,243) 7,309,693 11,501,564 (1,257,987) (2,279,080)
Change in net assets 114,829 (24,241,067) 17,967,840 (8,372,104) 389,393 (4,998,339)
NET ASSETS:
Beginning of period $ 37,987,727 $ 62,228,794 $ 114,542,228 $ 122,914,332 $ 4,544,174 $ 9,542,513
End of period $ 38,102,556 $ 37,987,727 $ 132,510,068 $ 114,542,228 $ 4,933,567 $ 4,544,174
SHARE TRANSACTIONS:
Beginning of period 1,925,000 2,325,000 2,525,000 2,275,000 201,557 291,557
Issued 50,000 200,000 150,000 250,000 10,000 115,000
Issued in-kind 175,000 125,000 100,000 150,000 — —
Redeemed — — — — (50,000) (205,000)
Redemption in-kind (500,000) (725,000) (100,000) (150,000) — —
Shares outstanding, end of period 1,650,000 1,925,000 2,675,000 2,525,000 161,557 201,557
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 189
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra MSCI EAFE Ultra MSCI Emerging Markets Ultra MSCI Japan
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 98,855 $ 123,127 $ 233,951 $ 241,016 $ 66,915 $ 39,831
Net realized gain (loss) (491) (4,683,547) 1,771,069 (26,944,412) 147,180 (3,506,591)
Change in net unrealized
appreciation/depreciation 258,144 3,605,024 (1,439,239) 19,973,250 117,455 3,072,252
Change in net assets resulting
from operations 356,508 (955,396) 565,781 (6,730,146) 331,550 (394,508)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(116,911) (28,268) (217,691) (33,529) (35,177) (31,240)
Total distributions (116,911) (28,268) (217,691) (33,529) (35,177) (31,240)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 810,796 9,034,429 5,071,287 21,392,343 6,596,599 8,740,041
Cost of shares redeemed (3,175,519) (6,564,879) (6,277,536) (24,885,725) (9,698,787) (4,761,161)
Change in net assets resulting
from capital transactions
(2,364,723) 2,469,550 (1,206,249) (3,493,382) (3,102,188) 3,978,880
Change in net assets (2,125,126) 1,485,886 (858,159) (10,257,057) (2,805,815) 3,553,132
NET ASSETS:
Beginning of period $ 10,549,647 $ 9,063,761 $ 16,473,628 $ 26,730,685 $ 9,312,933 $ 5,759,801
End of period $ 8,424,521 $ 10,549,647 $ 15,615,469 $ 16,473,628 $ 6,507,118 $ 9,312,933
SHARE TRANSACTIONS:
Beginning of period 275,000 225,000 350,000 425,000 290,000 175,000
Issued 20,000 235,000 100,000 400,000 190,000 275,000
Redeemed (80,000) (185,000) (125,000) (475,000) (290,000) (160,000)
Shares outstanding, end of period 215,000 275,000 325,000 350,000 190,000 290,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

190 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Nasdaq Biotechnology Ultra Nasdaq Cloud Computing Ultra Nasdaq Cybersecurity
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 44,323 $ 209,833 $ 151 $ 3,470 $ 16,049 $ 8,948
Net realized gain (loss) 1,516,171 (65,883,824) (143,821) (1,647,039) (571,589) (1,327,934)
Change in net unrealized
appreciation/depreciation (13,209,404) 72,319,432 531,518 1,576,518 913,122 1,122,257
Change in net assets resulting
from operations (11,648,910) 6,645,441 387,848 (67,051) 357,582 (196,729)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
— (37,719) — — (4,219) —
Total distributions — (37,719) — — (4,219) —
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 3,456,528 30,996,428 1,491,870 1,339,958 — 567,388
Cost of shares redeemed (13,633,526) (34,696,422) (309,081) (1,529,791) (317,556) (712,070)
Change in net assets resulting
from capital transactions
(10,176,998) (3,699,994) 1,182,789 (189,833) (317,556) (144,682)
Change in net assets (21,825,908) 2,907,728 1,570,637 (256,884) 35,807 (341,411)
NET ASSETS:
Beginning of period $ 96,592,821 $ 93,685,093 $ 1,573,084 $ 1,829,968 $ 1,991,738 $ 2,333,149
End of period $ 74,766,913 $ 96,592,821 $ 3,143,721 $ 1,573,084 $ 2,027,545 $ 1,991,738
SHARE TRANSACTIONS:
Beginning of period 1,850,000 1,950,000 100,001 100,001 70,001 75,001
Issued — 300,000 10,000 — — 25,000
Issued in-kind 75,000 250,000 75,000 125,000 — —
Redeemed (100,000) (250,000) — — (10,000) (30,000)
Redemption in-kind (175,000) (400,000) (20,000) (125,000) — —
Shares outstanding, end of period 1,650,000 1,850,000 165,001 100,001 60,001 70,001
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 191
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra QQQ Ultra Real Estate Ultra Russell2000
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 2,256,829 $ 32,731,163 $ 494,401 $ 1,495,495 $ 886,477 $ 1,818,206
Net realized gain (loss) 344,617,225 (1,433,239,459) 178,201 (50,589,950) (14,146,330) (112,724,684)
Change in net unrealized
appreciation/depreciation 417,709,968 1,854,627,497 2,099,267 13,808,711 17,595,996 77,020,441
Change in net assets resulting
from operations 764,584,022 454,119,201 2,771,869 (35,285,744) 4,336,143 (33,886,037)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
— (7,280,372) (419,095) (850,792) (65,901) (535,062)
Total distributions — (7,280,372) (419,095) (850,792) (65,901) (535,062)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 1,664,090,844 3,415,946,874 — 4,211,980 162,822,073 228,820,269
Cost of shares redeemed (1,889,075,452) (2,955,338,020) (2,910,443) (10,618,229) (119,199,653) (255,729,831)
Change in net assets resulting
from capital transactions
(224,984,608) 460,608,854 (2,910,443) (6,406,249) 43,622,420 (26,909,562)
Change in net assets 539,599,414 907,447,683 (557,669) (42,542,785) 47,892,662 (61,330,661)
NET ASSETS:
Beginning of period $ 4,586,771,816 $ 3,679,324,133 $ 59,770,654 $ 102,313,439 $ 120,439,438 $ 181,770,099
End of period $ 5,126,371,230 $ 4,586,771,816 $ 59,212,985 $ 59,770,654 $ 168,332,100 $ 120,439,438
SHARE TRANSACTIONS:
Beginning of period 80,100,000 72,600,000 1,133,744 1,233,744 4,050,000 4,900,000
Issued 18,500,000 27,350,000 — — 5,100,000 6,700,000
Issued in-kind 7,350,000 49,050,000 — 75,000 — —
Redeemed — — — — (3,650,000) (6,850,000)
Redemption in-kind (31,350,000) (68,900,000) (50,000) (175,000) — (700,000)
Shares outstanding, end of period 74,600,000 80,100,000 1,083,744 1,133,744 5,500,000 4,050,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

192 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra S&P500
®
Ultra Semiconductors Ultra SmallCap600
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 19,984,049 $ 51,010,525 $ 36,884 $ 1,501,346 $ 173,442 $ 331,956
Net realized gain (loss) 29,328,008 (838,869,878) 47,869,300 (92,062,021) (1,644,263) (10,370,965)
Change in net unrealized
appreciation/depreciation 438,080,568 582,648,494 2,785,192 137,612,147 2,619,675 1,543,794
Change in net assets resulting
from operations 487,392,625 (205,210,859) 50,691,376 47,051,472 1,148,854 (8,495,215)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
— (10,742,669) — (367,233) (146,151) (131,219)
Total distributions — (10,742,669) — (367,233) (146,151) (131,219)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 2,317,203,479 4,484,429,578 52,178,656 44,149,987 198,446 5,146,488
Cost of shares redeemed (2,394,685,538) (4,180,318,821) (33,349,808) (84,271,818) (2,165,960) (3,025,901)
Change in net assets resulting
from capital transactions
(77,482,059) 304,110,757 18,828,848 (40,121,831) (1,967,514) 2,120,587
Change in net assets 409,910,566 88,157,229 69,520,224 6,562,408 (964,811) (6,505,847)
NET ASSETS:
Beginning of period $ 3,512,356,543 $ 3,424,199,314 $ 254,142,064 $ 247,579,656 $ 26,429,174 $ 32,935,021
End of period $ 3,922,267,109 $ 3,512,356,543 $ 323,662,288 $ 254,142,064 $ 25,464,363 $ 26,429,174
SHARE TRANSACTIONS:
Beginning of period 68,100,000 63,550,000 6,900,000 8,750,000 1,385,000 1,325,000
Issued 19,800,000 28,550,000 180,000 325,000 10,000 60,000
Issued in-kind 21,100,000 65,450,000 1,040,000 1,825,000 — 145,000
Redeemed (1,200,000) — — — — —
Redemption in-kind (42,400,000) (89,450,000) (840,000) (4,000,000) (110,000) (145,000)
Shares outstanding, end of period 65,400,000 68,100,000 7,280,000 6,900,000 1,285,000 1,385,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 193
PROSHARES TRUST
See accompanying notes to the financial statements.
Ultra Technology Ultra Utilities UltraPro Dow30
SM
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ (346,273) $ 1,516,304 $ 101,677 $ 280,356 $ 2,889,321 $ 9,341,841
Net realized gain (loss) 95,068,551 (375,309,583) (3,936) (2,084,136) (25,267,872) (72,856,879)
Change in net unrealized
appreciation/depreciation 12,822,725 425,063,171 (1,018,466) (3,795,705) 168,710,869 14,161,533
Change in net assets resulting
from operations 107,545,003 51,269,892 (920,725) (5,599,485) 146,332,318 (49,353,505)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
— — (87,014) (275,770) (3,722,195) (7,056,346)
Total distributions — — (87,014) (275,770) (3,722,195) (7,056,346)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 30,298,897 117,678,327 5,943,234 5,306,501 244,163,426 697,823,412
Cost of shares redeemed (113,941,773) (133,135,376) (2,238,578) (13,814,999) (377,335,218) (725,689,545)
Change in net assets resulting
from capital transactions
(83,642,876) (15,457,049) 3,704,656 (8,508,498) (133,171,792) (27,866,133)
Change in net assets 23,902,127 35,812,843 2,696,917 (14,383,753) 9,438,331 (84,275,984)
NET ASSETS:
Beginning of period $ 575,192,470 $ 539,379,627 $ 9,496,400 $ 23,880,153 $ 607,447,501 $ 691,723,485
End of period $ 599,094,597 $ 575,192,470 $ 12,193,317 $ 9,496,400 $ 616,885,832 $ 607,447,501
SHARE TRANSACTIONS:
Beginning of period 14,250,000 15,425,000 165,000 300,000 11,450,000 11,300,000
Issued 310,000 1,475,000 100,000 60,000 200,000 4,150,000
Issued in-kind 370,000 2,200,000 10,000 20,000 4,150,000 9,150,000
Redeemed — — — (185,000) (1,500,000) —
Redemption in-kind (2,745,000) (4,850,000) (40,000) (30,000) (4,850,000) (13,150,000)
Shares outstanding, end of period 12,185,000 14,250,000 235,000 165,000 9,450,000 11,450,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

194 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraPro MidCap400 UltraPro QQQ UltraPro Russell2000
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 64,952 $ 188,655 $ 137,631,532 $ 252,936,506 $ 729,354 $ 1,826,761
Net realized gain (loss) (658,209) (22,530,321) 2,390,664,193 (9,038,335,328) (77,002,737) (204,053,956)
Change in net unrealized
appreciation/depreciation 3,466,884 12,696,616 1,838,919,415 10,970,478,670 96,043,869 130,091,464
Change in net assets resulting
from operations 2,873,627 (9,645,050) 4,367,215,140 2,185,079,848 19,770,486 (72,135,731)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
— (115,682) (120,665,995) (132,545,104) (757,928) (797,862)
Total distributions — (115,682) (120,665,995) (132,545,104) (757,928) (797,862)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 2,398,476 8,916,616 14,090,944,462 25,287,348,664 724,859,664 401,242,382
Cost of shares redeemed (3,619,476) (5,427,962) (14,870,439,813) (25,645,333,415) (668,491,399) (383,287,453)
Change in net assets resulting
from capital transactions
(1,221,000) 3,488,654 (779,495,351) (357,984,751) 56,368,265 17,954,929
Change in net assets 1,652,627 (6,272,078) 3,467,053,794 1,694,549,993 75,380,823 (54,978,664)
NET ASSETS:
Beginning of period $ 23,526,532 $ 29,798,610 $ 15,391,729,050 $ 13,697,179,057 $ 204,460,579 $ 259,439,243
End of period $ 25,179,159 $ 23,526,532 $ 18,858,782,844 $ 15,391,729,050 $ 279,841,402 $ 204,460,579
SHARE TRANSACTIONS:
Beginning of period 1,475,000 1,325,000 443,700,000 414,750,000 6,050,000 4,950,000
Issued 10,000 100,000 116,050,000 241,950,000 23,050,000 9,950,000
Issued in-kind 135,000 350,000 248,950,000 835,850,000 600,000 —
Redeemed — — — — (21,350,000) (8,400,000)
Redemption in-kind (200,000) (300,000) (378,900,000) (1,048,850,000) (50,000) (450,000)
Shares outstanding, end of period 1,420,000 1,475,000 429,800,000 443,700,000 8,300,000 6,050,000
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 195
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraPro S&P500
®
UltraPro Short 20+ Year Treasury UltraPro Short Dow30
SM
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 8,702,503 $ 39,726,588 $ 1,637,807 $ 5,783,147 $ 9,709,330 $ 13,045,088
Net realized gain (loss) 65,762,575 (1,049,707,433) (18,179,743) 126,290,623 (14,201,815) 1,828,618
Change in net unrealized
appreciation/depreciation 460,986,606 764,051,004 78,298,842 (62,635,983) (105,293,111) (9,515,487)
Change in net assets resulting
from operations 535,451,684 (245,929,841) 61,756,906 69,437,787 (109,785,596) 5,358,219
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(11,591,380) (13,631,879) (1,399,629) (2,588,146) (10,349,959) (7,327,601)
Total distributions (11,591,380) (13,631,879) (1,399,629) (2,588,146) (10,349,959) (7,327,601)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 1,839,231,609 3,594,436,688 137,229,906 232,277,731 609,198,887 2,143,190,412
Cost of shares redeemed (1,993,009,037) (3,520,857,208) (403,127,583) (445,630,295) (761,518,232) (1,787,493,691)
Change in net assets resulting
from capital transactions
(153,777,428) 73,579,480 (265,897,677) (213,352,564) (152,319,345) 355,696,721
Change in net assets 370,082,876 (185,982,240) (205,540,400) (146,502,923) (272,454,900) 353,727,339
NET ASSETS:
Beginning of period $ 2,387,090,894 $ 2,573,073,134 $ 257,437,707 $ 403,940,630 $ 705,315,214 $ 351,587,875
End of period $ 2,757,173,770 $ 2,387,090,894 $ 51,897,307 $ 257,437,707 $ 432,860,314 $ 705,315,214
SHARE TRANSACTIONS:
Beginning of period 59,900,000 55,450,000 3,893,605 7,143,605 25,792,280 11,342,280
Issued 4,600,000 20,450,000 1,350,000 3,400,000 25,250,000 76,900,000
Issued in-kind 37,800,000 79,850,000 — — — —
Redeemed — — (4,650,000) (6,650,000) (30,700,000) (62,450,000)
Redemption in-kind (45,550,000) (95,850,000) — — — —
Shares outstanding, end of period 56,750,000 59,900,000 593,605 3,893,605 20,342,280 25,792,280
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

196 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraPro Short MidCap400 UltraPro Short QQQ UltraPro Short Russell2000
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 77,917 $ 125,036 $ 135,466,381 $ 111,192,260 $ 3,007,130 $ 3,035,425
Net realized gain (loss) (18,226) (786,629) (3,306,572,367) 341,053,046 (16,037,326) 137,640
Change in net unrealized
appreciation/depreciation (1,455,611) (485,765) 1,954,097,912 (2,921,197,655) (9,416,088) 1,428,322
Change in net assets resulting
from operations (1,395,920) (1,147,358) (1,217,008,074) (2,468,952,349) (22,446,284) 4,601,387
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(88,357) (57,124) (138,827,683) (43,567,920) (2,957,488) (1,242,811)
Total distributions (88,357) (57,124) (138,827,683) (43,567,920) (2,957,488) (1,242,811)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 907,913 11,704,353 13,824,473,698 32,065,875,133 184,924,562 834,277,955
Cost of shares redeemed (3,849,644) (9,217,384) (13,335,116,821) (27,659,990,995) (228,391,812) (753,737,205)
Change in net assets resulting
from capital transactions
(2,941,731) 2,486,969 489,356,877 4,405,884,138 (43,467,250) 80,540,750
Change in net assets (4,426,008) 1,282,487 (866,478,880) 1,893,363,869 (68,871,022) 83,899,326
NET ASSETS:
Beginning of period $ 8,821,183 $ 7,538,696 $ 4,718,174,987 $ 2,824,811,118 $ 234,317,072 $ 150,417,746
End of period $ 4,395,175 $ 8,821,183 $ 3,851,696,107 $ 4,718,174,987 $ 165,446,050 $ 234,317,072
SHARE TRANSACTIONS:
Beginning of period 398,643 298,643 204,250,547 59,600,547 4,507,646 2,557,646
Issued 50,000 500,000 725,200,000 804,150,000 4,150,000 15,450,000
Redeemed (200,000) (400,000) (688,950,000) (659,500,000) (4,900,000) (13,500,000)
Shares outstanding, end of period 248,643 398,643 240,500,547 204,250,547 3,757,646 4,507,646
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 197
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraPro Short S&P500
®
UltraShort 7-10 Year Treasury UltraShort 20+ Year Treasury
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 29,669,139 $ 31,872,952 $ 468,923 $ 762,720 $ 9,741,632 $ 19,741,874
Net realized gain (loss) (68,166,855) (69,729,407) 6,369,527 431,786 47,918,513 351,233,264
Change in net unrealized
appreciation/depreciation (196,314,506) (307,962,051) (3,160,803) 8,778,053 66,648,165 (124,658,323)
Change in net assets resulting
from operations (234,812,222) (345,818,506) 3,677,647 9,972,559 124,308,310 246,316,815
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(30,753,441) (14,973,970) (503,367) (239,981) (10,631,218) (10,197,717)
Total distributions (30,753,441) (14,973,970) (503,367) (239,981) (10,631,218) (10,197,717)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 2,459,814,584 4,584,164,257 57,388,460 47,326,890 955,608,337 569,192,897
Cost of shares redeemed (2,665,516,853) (3,598,137,651) (67,708,783) (147,492,559) (1,145,750,693) (1,663,792,992)
Change in net assets resulting
from capital transactions
(205,702,269) 986,026,606 (10,320,323) (100,165,669) (190,142,356) (1,094,600,095)
Change in net assets (471,267,932) 625,234,130 (7,146,043) (90,433,091) (76,465,264) (858,480,997)
NET ASSETS:
Beginning of period $ 1,345,948,967 $ 720,714,837 $ 32,326,890 $ 122,759,981 $ 531,732,642 $ 1,390,213,639
End of period $ 874,681,035 $ 1,345,948,967 $ 25,180,847 $ 32,326,890 $ 455,267,378 $ 531,732,642
SHARE TRANSACTIONS:
Beginning of period 104,347,347 44,297,347 1,500,000 6,300,000 17,906,929 54,106,929
Issued 219,750,000 278,650,000 2,350,000 2,250,000 26,100,000 19,500,000
Redeemed (236,100,000) (218,600,000) (2,800,000) (7,050,000) (31,450,000) (55,700,000)
Shares outstanding, end of period 87,997,347 104,347,347 1,050,000 1,500,000 12,556,929 17,906,929
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

198 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort Consumer Discretionary UltraShort Consumer Staples UltraShort Dow30
SM
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 33,572 $ 50,612 $ 28,449 $ 41,913 $ 1,476,398 $ 1,914,128
Net realized gain (loss) — 2,611,632 — 57,292 (3,554,581) 1,188,493
Change in net unrealized
appreciation/depreciation (574,856) (1,402,420) (36,606) (178,361) (9,203,277) (3,376,234)
Change in net assets resulting
from operations (541,284) 1,259,824 (8,157) (79,156) (11,281,460) (273,613)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(35,382) (25,249) (31,321) (12,805) (1,510,709) (937,899)
Total distributions (35,382) (25,249) (31,321) (12,805) (1,510,709) (937,899)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 2,531,735 16,974,971 1,371,926 6,488,058 72,853,657 205,043,201
Cost of shares redeemed (2,622,130) (18,748,858) (1,155,512) (6,932,896) (78,357,887) (215,493,280)
Change in net assets resulting
from capital transactions
(90,395) (1,773,887) 216,414 (444,838) (5,504,230) (10,450,079)
Change in net assets (667,061) (539,312) 176,936 (536,799) (18,296,399) (11,661,591)
NET ASSETS:
Beginning of period $ 2,698,430 $ 3,237,742 $ 1,775,505 $ 2,312,304 $ 97,336,093 $ 108,997,684
End of period $ 2,031,369 $ 2,698,430 $ 1,952,441 $ 1,775,505 $ 79,039,694 $ 97,336,093
SHARE TRANSACTIONS:
Beginning of period 121,696 121,800 115,568 165,568 2,209,786 2,359,786
Issued 140,000 650,000 80,000 425,000 1,800,000 4,450,000
Redeemed (145,000) (650,104) (75,000) (475,000) (1,900,000) (4,600,000)
Shares outstanding, end of period 116,696 121,696 120,568 115,568 2,109,786 2,209,786
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 199
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort Energy UltraShort Financials UltraShort FTSE China 50
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 383,598 $ 553,869 $ 356,273 $ 305,017 $ 265,321 $ 284,786
Net realized gain (loss) — (16,702,184) — 2,400,546 956,253 (6,884,142)
Change in net unrealized
appreciation/depreciation (4,576,221) 20,838,738 (5,406,385) (1,011,990) (1,503,106) 11,341,042
Change in net assets resulting
from operations (4,192,623) 4,690,423 (5,050,112) 1,693,573 (281,532) 4,741,686
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(349,779) (319,053) (367,922) (93,330) (244,867) (107,755)
Total distributions (349,779) (319,053) (367,922) (93,330) (244,867) (107,755)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 20,206,907 97,392,860 6,234,635 26,144,312 6,768,582 13,026,277
Cost of shares redeemed (20,698,183) (112,012,622) (8,454,288) (16,013,678) (8,604,014) (18,689,356)
Change in net assets resulting
from capital transactions
(491,276) (14,619,762) (2,219,653) 10,130,634 (1,835,432) (5,663,079)
Change in net assets (5,033,678) (10,248,392) (7,637,687) 11,730,877 (2,361,831) (1,029,148)
NET ASSETS:
Beginning of period $ 20,428,095 $ 30,676,487 $ 27,736,179 $ 16,005,302 $ 23,399,751 $ 24,428,899
End of period $ 15,394,417 $ 20,428,095 $ 20,098,492 $ 27,736,179 $ 21,037,920 $ 23,399,751
SHARE TRANSACTIONS:
Beginning of period 1,353,254 1,853,254 1,322,666 847,666 601,947 651,947
Issued 1,650,000 6,750,000 350,000 1,250,000 200,000 350,000
Redeemed (1,700,000) (7,250,000) (450,000) (775,000) (250,000) (400,000)
Shares outstanding, end of period 1,303,254 1,353,254 1,222,666 1,322,666 551,947 601,947
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

200 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort FTSE Europe UltraShort Health Care UltraShort Industrials
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 764,720 $ 1,176,593 $ 22,366 $ 57,465 $ 61,499 $ 46,388
Net realized gain (loss) — (43,900,233) 2,870 (397,267) — 148,671
Change in net unrealized
appreciation/depreciation (4,981,629) (5,743,819) (174,642) 181,127 (741,377) (484,945)
Change in net assets resulting
from operations (4,216,909) (48,467,459) (149,406) (158,675) (679,878) (289,886)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(780,069) (685,217) (25,665) (22,341) (61,133) (13,323)
Total distributions (780,069) (685,217) (25,665) (22,341) (61,133) (13,323)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 7,458,157 207,851,366 980,656 8,318,855 3,135,196 6,508,979
Cost of shares redeemed (30,496,543) (140,468,047) (825,603) (9,427,562) (2,891,240) (5,185,411)
Change in net assets resulting
from capital transactions
(23,038,386) 67,383,319 155,053 (1,108,707) 243,956 1,323,568
Change in net assets (28,035,364) 18,230,643 (20,018) (1,289,723) (497,055) 1,020,359
NET ASSETS:
Beginning of period $ 74,111,198 $ 55,880,555 $ 2,104,568 $ 3,394,291 $ 3,844,247 $ 2,823,888
End of period $ 46,075,834 $ 74,111,198 $ 2,084,550 $ 2,104,568 $ 3,347,192 $ 3,844,247
SHARE TRANSACTIONS:
Beginning of period 6,987,119 4,262,119 155,430 255,430 240,135 165,135
Issued 725,000 13,450,000 70,000 600,000 225,000 400,000
Redeemed (2,925,000) (10,725,000) (65,000) (700,000) (210,000) (325,000)
Shares outstanding, end of period 4,787,119 6,987,119 160,430 155,430 255,135 240,135
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 201
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort Materials UltraShort MidCap400 UltraShort MSCI Brazil Capped
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 38,919 $ 59,352 $ 46,674 $ 58,903 $ 153,404 $ 220,390
Net realized gain (loss) — (934,959) (68,555) (773,980) — (8,007,987)
Change in net unrealized
appreciation/depreciation (552,550) 668,201 (280,461) 554,724 (4,101,351) 6,323,757
Change in net assets resulting
from operations (513,631) (207,406) (302,342) (160,353) (3,947,947) (1,463,840)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(41,429) (27,092) (42,591) (31,348) (156,935) (107,379)
Total distributions (41,429) (27,092) (42,591) (31,348) (156,935) (107,379)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 1,057,413 6,084,053 — 2,165,917 3,402,693 20,239,241
Cost of shares redeemed (968,377) (5,693,060) — (2,065,112) (3,720,357) (19,551,776)
Change in net assets resulting
from capital transactions
89,036 390,993 — 100,805 (317,664) 687,465
Change in net assets (466,024) 156,495 (344,933) (90,896) (4,422,546) (883,754)
NET ASSETS:
Beginning of period $ 2,590,463 $ 2,433,968 $ 2,807,440 $ 2,898,336 $ 12,610,841 $ 13,494,595
End of period $ 2,124,439 $ 2,590,463 $ 2,462,507 $ 2,807,440 $ 8,188,295 $ 12,610,841
SHARE TRANSACTIONS:
Beginning of period 235,083 235,083 163,510 163,510 708,547 658,667
Issued 100,000 500,000 — 125,000 275,000 925,000
Redeemed (100,000) (500,000) — (125,000) (275,000) (875,120)
Shares outstanding, end of period 235,083 235,083 163,510 163,510 708,547 708,547
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

202 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort MSCI EAFE UltraShort MSCI Emerging Markets UltraShort MSCI Japan
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 36,383 $ 99,601 $ 121,268 $ 162,899 $ 77,578 $ 89,910
Net realized gain (loss) 489 (2,641,945) — (486,073) — (348,781)
Change in net unrealized
appreciation/depreciation (234,108) (533,396) (752,648) 1,072,739 (577,700) (800,248)
Change in net assets resulting
from operations (197,236) (3,075,740) (631,380) 749,565 (500,122) (1,059,119)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(46,464) (64,780) (129,583) (74,073) (80,449) (42,273)
Total distributions (46,464) (64,780) (129,583) (74,073) (80,449) (42,273)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 2,422,263 28,034,568 1,698,233 9,824,626 138,286 9,013,699
Cost of shares redeemed (3,606,413) (23,549,087) (3,137,956) (12,619,506) (1,302,800) (8,248,688)
Change in net assets resulting
from capital transactions
(1,184,150) 4,485,481 (1,439,723) (2,794,880) (1,164,514) 765,011
Change in net assets (1,427,850) 1,344,961 (2,200,686) (2,119,388) (1,745,085) (336,381)
NET ASSETS:
Beginning of period $ 2,969,359 $ 1,624,398 $ 9,008,817 $ 11,128,205 $ 5,972,883 $ 6,309,264
End of period $ 1,541,509 $ 2,969,359 $ 6,808,131 $ 9,008,817 $ 4,227,798 $ 5,972,883
SHARE TRANSACTIONS:
Beginning of period 287,428 137,428 388,771 538,771 399,913 374,913
Issued 250,000 2,000,000 80,000 390,000 10,000 475,000
Redeemed (375,000) (1,850,000) (150,000) (540,000) (90,000) (450,000)
Shares outstanding, end of period 162,428 287,428 318,771 388,771 319,913 399,913
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 203
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort Nasdaq Biotechnology UltraShort QQQ UltraShort Real Estate
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 52,394 $ 34,825 $ 12,152,698 $ 8,275,171 $ 1,079,460 $ 1,115,793
Net realized gain (loss) 61,751 (482,420) (116,731,411) 70,319,216 — 12,098,000
Change in net unrealized
appreciation/depreciation 571,842 (3,061,923) 1,072,291 (240,662,619) (4,036,780) (3,529,646)
Change in net assets resulting
from operations 685,987 (3,509,518) (103,506,422) (162,068,232) (2,957,320) 9,684,147
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(31,495) — (11,242,580) (2,882,117) (1,054,715) (565,158)
Total distributions (31,495) — (11,242,580) (2,882,117) (1,054,715) (565,158)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 624,121 17,611,674 2,120,451,320 2,478,686,949 415,160 60,721,196
Cost of shares redeemed (1,832,174) (17,402,547) (2,063,711,899) (2,145,119,580) (14,596,542) (31,660,850)
Change in net assets resulting
from capital transactions
(1,208,053) 209,127 56,739,421 333,567,369 (14,181,382) 29,060,346
Change in net assets (553,561) (3,300,391) (58,009,581) 168,617,020 (18,193,417) 38,179,335
NET ASSETS:
Beginning of period $ 5,123,428 $ 8,423,819 $ 533,946,987 $ 365,329,967 $ 66,098,976 $ 27,919,641
End of period $ 4,569,867 $ 5,123,428 $ 475,937,406 $ 533,946,987 $ 47,905,559 $ 66,098,976
SHARE TRANSACTIONS:
Beginning of period 246,096 296,096 35,445,774 16,295,774 3,497,077 1,847,077
Issued 25,000 725,000 158,600,000 117,050,000 25,000 3,400,000
Redeemed (75,000) (775,000) (154,250,000) (97,900,000) (725,000) (1,750,000)
Shares outstanding, end of period 196,096 246,096 39,795,774 35,445,774 2,797,077 3,497,077
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

204 :: FOR THE PERIODS INDICATED :: STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.
UltraShort Russell2000 UltraShort S&P500
®
UltraShort Semiconductors
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 2,091,579 $ 1,933,872 $ 23,960,798 $ 20,978,358 $ 158,404 $ 204,392
Net realized gain (loss) (11,523,110) 15,525,440 (18,449,805) 130,970,188 (6,613,325) (1,707,711)
Change in net unrealized
appreciation/depreciation 5,542,449 (9,902,052) (132,992,626) (214,197,077) 4,063,567 (7,874,863)
Change in net assets resulting
from operations (3,889,082) 7,557,260 (127,481,633) (62,248,531) (2,391,354) (9,378,182)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(1,943,630) (672,619) (23,153,983) (9,994,487) (163,712) (98,265)
Total distributions (1,943,630) (672,619) (23,153,983) (9,994,487) (163,712) (98,265)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 84,958,511 310,721,551 1,654,020,823 5,315,749,631 12,071,424 27,355,444
Cost of shares redeemed (122,072,394) (309,762,682) (1,809,518,865) (5,029,227,317) (9,107,929) (17,403,804)
Change in net assets resulting
from capital transactions
(37,113,883) 958,869 (155,498,042) 286,522,314 2,963,495 9,951,640
Change in net assets (42,946,595) 7,843,510 (306,133,658) 214,279,296 408,429 475,193
NET ASSETS:
Beginning of period $ 123,545,696 $ 115,702,186 $ 1,114,138,272 $ 899,858,976 $ 7,201,380 $ 6,726,187
End of period $ 80,599,101 $ 123,545,696 $ 808,004,614 $ 1,114,138,272 $ 7,609,809 $ 7,201,380
SHARE TRANSACTIONS:
Beginning of period 7,513,966 6,913,966 28,606,249 20,806,249 799,460 299,460
Issued 5,600,000 18,600,000 46,500,000 119,000,000 1,505,000 1,175,000
Redeemed (7,750,000) (18,000,000) (50,650,000) (111,200,000) (1,110,000) (675,000)
Shares outstanding, end of period 5,363,966 7,513,966 24,456,249 28,606,249 1,194,460 799,460

STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 205
PROSHARES TRUST
See accompanying notes to the financial statements.
UltraShort SmallCap600 UltraShort Technology UltraShort Utilities
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
Six Months
Ended
November 30,
2023 (Unaudited)
Year Ended May
31, 2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 49,573 $ 74,639 $ 94,509 $ 144,661 $ 23,050 $ 49,728
Net realized gain (loss) — (360,897) — 2,354,972 — 156,058
Change in net unrealized
appreciation/depreciation (348,504) 830,892 (995,315) (4,155,784) 300,843 388,739
Change in net assets resulting
from operations (298,931) 544,634 (900,806) (1,656,151) 323,893 594,525
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings
(48,446) (40,389) (102,427) (69,663) (24,235) (27,719)
Total distributions (48,446) (40,389) (102,427) (69,663) (24,235) (27,719)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 682,412 5,351,315 3,439,535 39,322,637 3,205,242 7,492,193
Cost of shares redeemed (1,192,287) (6,664,389) (3,717,659) (40,116,154) (3,197,224) (9,281,437)
Change in net assets resulting
from capital transactions
(509,875) (1,313,074) (278,124) (793,517) 8,018 (1,789,244)
Change in net assets (857,252) (808,829) (1,281,357) (2,519,331) 307,676 (1,222,438)
NET ASSETS:
Beginning of period $ 3,830,749 $ 4,639,578 $ 5,244,154 $ 7,763,485 $ 1,179,378 $ 2,401,816
End of period $ 2,973,497 $ 3,830,749 $ 3,962,797 $ 5,244,154 $ 1,487,054 $ 1,179,378
SHARE TRANSACTIONS:
Beginning of period 143,946 183,946 456,103 406,103 93,720 218,720
Issued 30,000 220,000 340,000 1,950,000 240,000 650,000
Redeemed (50,000) (260,000) (350,000) (1,900,000) (220,000) (775,000)
Shares outstanding, end of period 123,946 143,946 446,103 456,103 113,720 93,720
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 10 to the Financial Statements.

206 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
FINANCIAL HIGHLIGHTS

207 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2023 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Short 7-10 Year Treasury
Six Months ended
November 30,
2023 (Unaudited)
$ 28.37 $ 0.53 $ 1.62 $ — $ 2.15 $ (0.34) $ — $ — $ (0.34) $ 30.18 7.64% 7.82% 1.10% 0.95% 3.42% 3.57% $ 28,675 — %
Year ended
May 31, 2023
26.73 0.42 1 .43 — 1.85 (0.21) — — (0.21) 28.37 6.97 6.78 0.98 0.95 1.47 1.50 28,374 —
Year ended
May 31, 2022
24.82 (0.21) 2.12 — 1.91 — — — — 26.73 7.67 8.04 0 .96 0.95 (0.86) (0.85) 171,717 —
Year ended
May 31, 2021
23.86 (0.23) 1.19 — 0.96 — — — — 24.82 4.04 3.77 1.10 0.95 (1.09) (0.94) 89,977 —
Year ended
May 31, 2020
27.27 0.17 (3.24) — (3.07) (0.32) — (0.02)# (0.34) 23.86 (11.40) (11.28) 1.22 0.95 0.40 0.67 15,507 —
Year ended
May 31, 2019
29.07 0.32 (1.82) — (1.50) (0.30) — — (0.30) 27.27 (5.21) (5.36) 1.04 0.95 1.00 1.09 25,228 —
Short 20+ Year Treasury
Six Months ended
November 30,
2023 (Unaudited)
21.90 0.42 2.54 — 2.96 (0.50) — — (0.50) 24.36 13.71 13.78 0.93 0.93 3.57 3.57 166,837 —
Year ended
May 31, 2023
19.86 0.42 1.91 — 2.33 (0.29) — — (0.29) 21.90 11.76 11.66 0.92 0.92 1.96 1.96 186,123 —
Year ended
May 31, 2022
17.60 (0.14) 2.40 — 2.26 — — — — 19.86 12.81 12.33 0.90 0.90 (0.81) (0.81) 675,163 —
Year ended
May 31, 2021
15.53 (0.15) 2.22 — 2.07 — — — — 17.60 13.36 13.62 0.92 0.92 (0.87) (0.87) 597,553 —
Year ended
May 31, 2020
20.67 0.22 (5.06) — (4.84) (0.26) — (0.04)# (0.30) 15.53 (23.72) (23.43) 0.94 0.94 1.18 1.18 159,921 —
Year ended
May 31, 2019
22.67 0.28 (2.02) — (1.74) (0.26) — — (0.26) 20.67 (7.75) (8.42) 0.92 0.92 1.23 1.23 317,346 —

208 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2023 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Short Dow30
SM
Six Months ended
November 30,
2023 (Unaudited)
$ 33.94 $ 0.71 $ (2.55) $ — $ (1.84) $ (0.74) $ — $ — $ (0.74) $ 31.36 (5.47) % (5.40) % 0.96% 0.95% 4.31% 4.32% $ 184,214 — %
Year ended
May 31, 2023
33.99 0.66 (0.38) — 0.28 (0.33) — — (0.33) 33 .94 0.83 0.83 0.96 0.95 1.93 1.94 263,833 —
Year ended
May 31, 2022
34.12 (0.29) 0.16 (i) — (0.13) — — — — 33.99 (0.39) (0.38) 0.95 0.95 (0.86) (0.86) 255,737 —
Year ended
May 31, 2021
49.16 (0.36) (14.68) — (15.04) — — — — 34.12 (30.59) (30.65) 0.96 0.95 (0.88) (0.86) 232,824 —
Year ended
May 31, 2020
57.46 0.27 (7 .93) — (7.66) (0.59) — (0.05)# (0.64) 49.16 (13.40) (13.38) 0.99 0.95 0.47 0.51 502,585 —
Year ended
May 31, 2019
59.62 0.77 (2.29) — (1.52) (0.64) — — (0.64) 57.46 (2.54) (2.55) 0.98 0.95 1.32 1.35 268,563 —
Short Financials
Six Months ended
November 30,
2023 (Unaudited)
13.63 0.24 (1.50) — (1.26) (0.25) — — (0.25) 12.12 (9.37) (9 .33) 1.17 0.95 3.57 3.79 20,902 —
Year ended
May 31, 2023
12.54 0.28 0.92 — 1.20 (0.11) — — (0.11) 13.63 9.65 9.62 1.15 0.95 1.92 2.12 43,286 —
Year ended
May 31, 2022
12.72 (0.10) (0.08) (i) — (0.18) — — — — 12.54 (1.41) (1.34) 1.56 0.95 (1.45) (0.84) 18,494 —
Year ended
May 31, 2021
20.49 (0.16) (7.61) — (7.77) — — — — 12.72 (37.93) (37.85) 1.29 0.95 (1.28) (0.93) 9,855 —
Year ended
May 31, 2020
22.52 0.09 (1.92) — (1.83) (0.18) — (0.02)# (0.20) 20.49 (8.12) (8.43) 1 .27 0.95 0.11 0.43 32,272 —
Year ended
May 31, 2019
23.14 0.23 (0.69) (i) — (0.46) (0.16) — — (0.16) 22.52 (2.03) (1.94) 1.27 0.95 0.68 1.01 21,956 —

209 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2023 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Short FTSE China 50
Six Months ended
November 30,
2023 (Unaudited)
$ 18.62 $ 0 .29 $ 0.15 $ — $ 0.44 $ (0.26) $ — $ — $ (0.26) $ 18.80 2.49% 2.43% 2.02% 0.95% 2.20% 3.27% $ 8,458 — %
Year ended
May 31, 2023
17.09 0.28 1.38 — 1.66 (0.13) — — (0.13) 18.62 9 .73 9.94 1.89 0.95 0.61 1.55 7,447 —
Year ended
May 31, 2022
14.18 (0.15) 3.06 — 2.91 — — — — 17.09 20.55 20.62 2.06 0.95 (2.00) (0.89) 6,836 —
Year ended
May 31, 2021
18.64 (0.14) (4.32) — (4.46) — — — — 14.18 (23.94) (24.08) 2.34 0.95 (2.33) (0.94) 2,835 —
Year ended
May 31, 2020
20.20 0.05 (1.46) — (1.41) (0.14) — (0.01)# (0.15) 18.64 (6.97) (6.84) 1.98 0.95 (0.75) 0.28 6,524 —
Year ended
May 31, 2019
18.57 0.19 1.53 — 1.72 (0.09) — — (0.09) 20.20 9.30 9.77 2 .05 0.95 (0.15) 0.95 8,079 —
Short High Yield
Six Months ended
November 30,
2023 (Unaudited)
18.72 0.34 (0.76) — (0.42) (0.34) — — (0.34) 17.96 (2.23) (2.19) 0.98 0.95 3.64 3 .67 180,546 —
Year ended
May 31, 2023
18.44 0.34 0.13 (i) — 0.47 (0.19) — — (0.19) 18.72 2.52 2.48 0.98 0.95 1.75 1.78 243,364 —
Year ended
May 31, 2022
18.23 (0.14) 0.35 — 0.21 — — — — 18.44 1.17 1.26 1.03 0.95 (0.87) (0.79) 343,042 —
Year ended
May 31, 2021
20.88 (0.18) (2.47) — (2.65) — — — — 18.23 (12.70) (12 .70) 1.05 0.95 (1.01) (0.91) 54,685 —
Year ended
May 31, 2020
22.17 0.10 (1.17) — (1.07) (0.21) — (0.01)# (0.22) 20.88 (4.83) (4.81) 1.02 0.95 0.42 0.48 119,021 —
Year ended
May 31, 2019
23.25 0.24 (1.10) — (0.86) (0.22) — — (0.22) 22.17 (3.75) (3.89) 1.00 0.95 1.00 1.05 113,047 —

210 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2023 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Short MidCap400
Six Months ended
November 30,
2023 (Unaudited)
$ 25.22 $ 0.46 $ (1.47) $ — $ (1.01) $ (0.50) $ — $ — $ (0.50) $ 23.71 (3.94) % (3.86) % 1.55% 0.95% 3.30% 3.90% $ 10,522 — %
Year ended
May 31, 2023
24.73 0.54 0.21 (i) — 0.75 (0.26) — — (0.26) 25 .22 3.03 3.03 1.40 0.95 1.72 2.17 16,230 —
Year ended
May 31, 2022
24.32 (0.21) 0.62 — 0.41 — — — — 24.73 1.68 1.73 1.53 0.95 (1.46) (0.88) 12,206 —
Year ended
May 31, 2021
40.36 (0.30) (15.74) — (16.04) — — — — 24.32 (39.75) (39.76) 1.22 0.95 (1.21) (0.94) 12,004 —
Year ended
May 31, 2020
46.08 0.09 (5.33) — (5 .24) (0.46) — (0.02)# (0.48) 40.36 (11.42) (11.51) 1.37 0.95 (0.22) 0.20 31,022 —
Year ended
May 31, 2019
43.50 0.57 2.32 (i) — 2.89 (0.31) — — (0.31) 46.08 6.65 6.74 1.38 0.95 0.84 1.28 14,683 —
Short MSCI EAFE
Six Months ended
November 30,
2023 (Unaudited)
18.86 0.35 (0.54) — (0.19) (0.40) — — (0.40) 18.27 (1.00) (1.03) 1.08 0.95 3.61 3.74 50,692 —
Year ended
May 31, 2023
19.54 0.40 (0.85) — (0.45) (0.23) — — (0.23) 18.86 (2.30) (2.17) 1.02 0.95 1.88 1.95 67,431 —
Year ended
May 31, 2022
18.19 (0.15) 1.50 (i) — 1.35 — — — — 19.54 7.41 7.43 1.22 0.95 (1.06) (0.79) 64,958 —
Year ended
May 31, 2021
26.23 (0.21) (7.83) — (8.04) — — — — 18.19 (30.66) (30.69) 1.28 0.95 (1.26) (0.93) 9,549 —
Year ended
May 31, 2020
27.52 0.11 (1.10) — (0.99) (0.29) — (0.01)# (0.30) 26.23 (3.54) (3.55) 1.15 0.95 0.19 0.39 45,247 —
Year ended
May 31, 2019
25.74 0.32 1.64 — 1.96 (0.18) — — (0.18) 27.52 7.62 7.72 1.12 0.95 1.00 1.16 40,588 —

211 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2023 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Short MSCI Emerging Markets
Six Months ended
November 30,
2023 (Unaudited)
$ 15.37 $ 0.27 $ (0.53) $ — $ (0.26) $ (0.27) $ — $ — $ (0.27) $ 14.84 (1.63) % (1.55) % 1.19% 0.95% 3.41% 3.64% $ 24,489 — %
Year ended
May 31, 2023
14.11 0.26 1.13 — 1.39 (0.13) — — (0.13) 15.37 9.77 9.69 1.16 0.95 1.47 1.68 37,646 —
Year ended
May 31, 2022
11.86 (0.11) 2.36 — 2.25 — — — — 14.11 19.04 18.97 1.19 0.95 (1.12) (0.87) 43,046 —
Year ended
May 31, 2021
18.52 (0.13) (6.53) — (6.66) — — — — 11.86 (35.98) (35.96) 1.12 0.95 (1 .10) (0.93) 20,747 —
Year ended
May 31, 2020
19.50 0.11 (0.89) — (0.78) (0.18) — (0.02)# (0.20) 18.52 (3.96) (3.83) 1.05 0.95 0.47 0.57 87,971 —
Year ended
May 31, 2019
18.24 0.21 1.28 — 1.49 (0.23) — — (0.23) 19.50 8.11 7.97 0.99 0.95 1.02 1.06 95,536 —
Short QQQ
Six Months ended
November 30,
2023 (Unaudited)
11.34 0.28 (1 .19) — (0.91) (0.29) — — (0.29) 10.14 (8.18) (8.00) 0.99 0.95 5.16 5.20 812,354 —
Year ended
May 31, 2023
13.26 0.29 (2.07) — (1.78) (0.14) — — (0.14) 11 .34 (13.57) (13.64) 0.99 0.95 2.11 2.16 1,126,410 —
Year ended
May 31, 2022
13.22 (0.10) 0.14 — 0.04 — — — — 13.26 0.35 0.38 1.00 0.95 (0.87) (0.82) 1,083,760 —
Year ended
May 31, 2021
20.33 (0.13) (6.98) — (7.11) — — — — 13.22 (34.99) (35.09) 1.00 0.95 (0.90) (0.85) 595,528 —
Year ended
May 31, 2020
30.49 0.24 (10 .03) — (9.79) (0.33) — (0.04)# (0.37) 20.33 (32.40) (32.33) 1.02 0.95 0.86 0.92 502,349 —
Year ended
May 31, 2019
32.17 0.46 (1.75) — (1.29) (0.39) — — (0.39) 30.49 (4.03) (3.97) 1.01 0.95 1.42 1.48 652,888 —

212 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2023 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Short Real Estate
Six Months ended
November 30,
2023 (Unaudited)
$ 20.95 $ 0.40 $ (0.85) $ — $ (0.45) $ (0.38) $ — $ — $ (0.38) $ 20.12 (2.14) % (2.20) % 1.12% 0.95% 3.70% 3.87% $ 35,716 — %
Year ended
May 31, 2023
18.07 0.43 2.68 — 3.11 (0.23) — — (0.23) 20.95 17.21 17.08 1.09 0.95 2.01 2.15 55,517 —
Year ended
May 31, 2022(cc)
19.13 (0.15) (0.91) — (1.06) — — — — 18.07 (5.55) (5.34) 1.74 0.95 (1.63) (0.84) 16,259 —
Year ended
May 31, 2021(cc)
26.61 (0.22) (7.26) — (7.48) — — — — 19.13 (28.07) (28.20) 1.37 0.95 (1.35) (0.94) 7,652 —
Year ended
May 31, 2020(cc)
28.38 0.02 (1.53) — (1.51) (0.24) — (0.02)# (0.26) 26.61 (5.31) (5.43) 1.60 0.95 (0.57) 0.08 27,274 —
Year ended
May 31, 2019(cc)
32.50 0.35 (4.25) — (3.90) (0.22) — — (0.22) 28.38 (12.06) (11.88) 1.70 0.95 0.40 1.14 8,513 —
Short Russell2000
Six Months ended
November 30,
2023 (Unaudited)
24.83 0.50 (0.85) — (0.35) (0.51) — — (0.51) 23.97 (1.34) (1.31) 1.01 0.95 4.18 4.24 290,438 —
Year ended
May 31, 2023
24.09 0.48 0.50 — 0.98 (0.24) — — (0.24) 24.83 4.07 4.04 1.01 0.95 1.92 1.97 451,041 —
Year ended
May 31, 2022
21.42 (0.18) 2.85 — 2.67 — — — — 24.09 12.47 12.62 1.00 0.95 (0.87) (0 .82) 453,284 —
Year ended
May 31, 2021
38.01 (0.24) (16.35) — (16.59) — — — — 21.42 (43.66) (43.71) 1.02 0.95 (0.92) (0.85) 273,412 —
Year ended
May 31, 2020
42.76 0 .26 (4.49) — (4.23) (0.47) — (0.05)# (0.52) 38.01 (9.94) (9.96) 1.03 0.95 0.55 0.63 485,265 —
Year ended
May 31, 2019
39.36 0.58 3.29 — 3.87 (0.47) — — (0 .47) 42.76 9.89 9.98 1.02 0.95 1.36 1.43 351,303 —

213 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2023 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Short S&P500
®
Six Months ended
November 30,
2023 (Unaudited)
$ 14.86 $ 0.32 $ (1.11) $ — $ (0.79) $ (0.34) $ — $ — $ (0.34) $ 13.73 (5.40) % (5.43) % 0.88% 0.88% 4.57% 4.57% $ 1,828,387 — %
Year ended
May 31, 2023
15.23 0.34 (0.54) — (0.20) (0.17) — — (0.17) 14.86 (1.31) (1.23) 0.88 0.88 2.15 2.15 2,245,330 —
Year ended
May 31, 2022
15.77 (0.11) (0.43) — (0.54) — — — — 15.23 (3.46) (3.55) 0.89 0.89 (0.76) (0.76) 2,350,459 —
Year ended
May 31, 2021
22.96 (0.15) (7.04) — (7.19) — — — — 15.77 (31.31) (31.38) 0.88 0 .88 (0.77) (0.77) 1,404,720 —
Year ended
May 31, 2020
28.53 0.16 (5.38) — (5.22) (0.32) — (0.03)# (0.35) 22.96 (18.45) (18.40) 0.90 0.90 0.63 0.63 3,697,429 —
Year ended
May 31, 2019
29.53 0.44 (1.06) — (0.62) (0.38) — — (0.38) 28.53 (2.10) (2.10) 0.89 0.89 1.52 1.52 2,060,778 —
Short SmallCap600
Six Months ended
November 30,
2023 (Unaudited)
19.16 0.34 (0.83) — (0.49) (0.36) — — (0.36) 18.31 (2.57) (2.35) 1.32 0.95 3.39 3.77 11,602 —
Year ended
May 31, 2023
17.96 0.44 0.93 — 1.37 (0.17) — — (0.17) 19.16 7.63 7.28 1.37 0.95 1.96 2.38 30,060 —
Year ended
May 31, 2022
17.35 (0.15) 0.76 — 0.61 — — — — 17.96 3.51 3.57 2.32 0.95 (2.22) (0.85) 7,071 —
Year ended
May 31, 2021
32.60 (0.23) (15.02) — (15.25) — — — — 17.35 (46.78) (46.75) 1.66 0.95 (1.65) (0.94) 4,662 —
Year ended
May 31, 2020
34.96 — (h) (2.08) — (2.08) (0.27) — (0.01)# (0.28) 32.60 (5.93) (5.96) 2.21 0.95 (1.27) (0.01) 13,651 —
Year ended
May 31, 2019
31.57 0.35 3.19 — 3.54 (0.15) — — (0.15) 34.96 11.22 11.11 2.63 0.95 (0.59) 1.08 4,149 —

214 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2023 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra 7-10 Year Treasury
Six Months ended
November 30,
2023 (Unaudited)
$ 48.41 $ 0.89 $ (5.55) $ — $ (4.66) $ (0.98) $ — $ — $ (0.98) $ 42.77 (9.72) % (9.94) % 1.50% 0.95% 3.58% 4.13% $ 15,611 — %
Year ended
May 31, 2023
55.02 1.09 (7.28) — (6.19) (0.42) — — (0.42) 48.41 (11.25) (10.94) 1.42 0.95 1.70 2.17 9,925 —
Year ended
May 31, 2022
67.14 (0.06) (11.92) — (11.98) (0.14) — — (0.14) 55.02 (17.88) (18.01) 1.41 0.95 (0.55) (0.09) 17,882 57
Year ended
May 31, 2021
75.97 0.29 (8.79) — (8.50) (0.33) — — (0.33) 67.14 (11.23) (11.19) 1.25 0.95 0.09 0 .39 18,464 56
Year ended
May 31, 2020
60.72 0.68 15.28 — 15.96 (0.71) — — (0.71) 75.97 26.49 26.24 1.20 0.95 0.77 1.02 34,187 193
Year ended
May 31, 2019
54.31 0.94 6.56 — 7.50 (1.09) — — (1.09) 60.72 14.05 14.70 1.18 0.95 1.50 1.73 24,289 327
Ultra 20+ Year Treasury
Six Months ended
November 30,
2023 (Unaudited)
25.26 0.42 (5.92) — (5 .50) (0.44) — — (0.44) 19.32 (22.01) (22.32) 1.01 0.95 4.03 4.09 75,843 —
Year ended
May 31, 2023
33.66 0.62 (8.81) — (8.19) (0.21) — — (0.21) 25.26 (24.39) (24.22) 1.06 0.95 2.17 2.28 58,718 —
Year ended
May 31, 2022
48.00 (0.25) (14.09) — (14.34) — — — — 33.66 (29.86) (29.47) 1.11 0.95 (0.66) (0.50) 36,189 58
Year ended
May 31, 2021(o)
66.77 (0.17) (18.60) — (18.77) — — — — 48.00 (28.12) (28.26) 1.14 0.95 (0.47) (0.28) 28,797 5
Year ended
May 31, 2020(o)
44.89 0.46 22.16 — 22.62 (0.74) — — (0.74) 66.77 50.92 49.64 1.17 0.95 0.61 0.84 50,076 292
Year ended
May 31, 2019(o)
38.47 0.70 6.34 — 7.04 (0.62) — — (0.62) 44.89 18.62 20 .55 1.26 0.95 1.55 1.86 31,423 264

215 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2023 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Communication Services
Six Months ended
November 30,
2023 (Unaudited)
$ 38.94 $ 0.11 $ 7.94 $ — $ 8.05 $ (0.06) $ — $ — $ (0.06) $ 46.93 20.71% 20.58% 12.70% 0.95% (11.26) % 0.49% $ 1,877 25%
Year ended
May 31, 2023
39.30 0.65 (0.10) — 0.55 (0.91) — — (0.91) 38.94 1.98 1.97 8.96 0.95 (6.09) 1.92 779 47
Year ended
May 31, 2022
47.81 0.59 (8.40) — (7.81) (0.70) — — (0.70) 39.30 (16.64) (16.77) 5.55 0.95 (3.37) 1.23 1,965 34
Year ended
May 31, 2021
34.38 0.53 13.40 — 13.93 (0.50) — — (0.50) 47.81 41.06 41.47 8 .63 0.95 (6.37) 1.31 2,391 18
Year ended
May 31, 2020
36.53 0.60 (2.33) — (1.73) (0.42) — — (0.42) 34.38 (4.66) (5.08) 9.92 0.95 (7.40) 1.57 859 29
Year ended
May 31, 2019
35.66 0.66 0.91 — 1.57 (0.70) — — (0.70) 36.53 4.67 (0.19) 7.94 0.95 (5.29) 1.70 913 221
Ultra Consumer Discretionary
Six Months ended
November 30,
2023 (Unaudited)
27.22 0.01 4.92 — 4.93 — — — — 32.15 18.13 18.20 1.61 0.95 (0.59) 0.06 13,666 15
Year ended
May 31, 2023
29.21 0.19 (2.12) — (1.93) (0.06) — — (0.06) 27.22 (6.57) (6.68) 1.88 0.95 (0.19) 0.74 12,930 77
Year ended
May 31, 2022(ee)
48.65 (0.16) (19.28) — (19.44) — — — — 29.21 (39.97) (39.99) 1.32 0.95 (0 .71) (0.35) 13,874 18
Year ended
May 31, 2021(o)
( ee )
26.35 (0.16) 22.46 — 22.30 — — — — 48.65 84.62 86.48 1.40 0.95 (0.85) (0.40) 31,622 5
Year ended
May 31, 2020(o)
( ee )
24.45 0.03 1.93 — 1.96 (0.06) — — (0.06) 26.35 8.01 6.98 1.51 0.95 (0.45) 0.11 18,447 37
Year ended
May 31, 2019(o)
( ee )
21.69 0.03 2.76 — 2.79 (0.03) — — (0.03) 24.45 12.92 12.99 1.35 0.95 (0.30) 0.10 22,009 9

216 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2023 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Consumer Staples
Six Months ended
November 30,
2023 (Unaudited)
$ 16.25 $ 0.16 $ (1.27) $ — $ (1.11) $ — $ — $ — $ — $ 15.14 (6.83) % (7.47) % 2.45% 0.95% 0.47% 1.96% $ 5,300 14%
Year ended
May 31, 2023
20.90 0.29 (4.74) — (4.45) (0.20) — — (0.20) 16.25 (21.33) (20.93) 2.46 0.95 0.08 1.60 8,126 37
Year ended
May 31, 2022(dd)
22.44 0.09 (1.56) — (1.47) (0.07) — — (0.07) 20.90 (6.57) (6.61) 1.80 0.95 (0.50) 0.35 8,362 9
Year ended
May 31, 2021(dd)
10.78 0.05 11.67 — 11.72 (0.06) — — (0.06) 22.44 109.16 108.35 1.94 0.95 (0.69) 0.30 13,463 4
Year ended
May 31, 2020(dd)
9.92 0.15 0.83 — 0.98 (0.12) — — (0.12) 10.78 9.90 10.30 2.71 0.95 (0.45) 1.31 5,389 23
Year ended
May 31, 2019(dd)
9.85 0.18 (0.04) (i) — 0.14 (0.07) — — (0.07) 9.92 1.54 1.83 2.35 0.95 0.36 1.76 6,946 3
Ultra Dow30
SM
Six Months ended
November 30,
2023 (Unaudited)
62.09 0.50 9.98 — 10.48 — — — — 72.57 16.87 16.72 0.96 0.95 1.49 1.50 362,825 —
Year ended
May 31, 2023
65.35 1.08 (3.94) — (2.86) (0.40) — — (0.40) 62.09 (4.35) (4.35) 0.97 0.95 1.72 1.74 319,777 11
Year ended
May 31, 2022
72.22 0.43 (7.05) — (6.62) (0.25) — — (0.25) 65.35 (9.21) (9.21) 0.95 0.95 0 .59 0.59 385,592 4
Year ended
May 31, 2021
39.44 0.26 32.60 — 32.86 (0.08) — — (0.08) 72.22 83.38 83.65 0.96 0.95 0.47 0.49 498,320 18
Year ended
May 31, 2020
42.44 0.55 (3.17) — (2.62) (0.38) — — (0.38) 39.44 (6.20) (6.29) 0.98 0.95 1.15 1.18 297,783 31
Year ended
May 31, 2019
42.33 0.46 0.01 — 0.47 (0.36) — — (0.36) 42.44 1.08 1.13 0.97 0.95 1.01 1.03 318,329 35

217 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2023 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Energy
Six Months ended
November 30,
2023 (Unaudited)
$ 31.27 $ 0.36 $ 5.57 $ — $ 5.93 $ — $ — $ — $ — $ 37.20 18.97% 18.71% 1.02% 0.95% 1.79% 1.87% $ 108,004 3%
Year ended
May 31, 2023
43.71 0.75 (12.82) — (12.07) (0.37) — — (0.37) 31.27 (27.74) (27.60) 1.03 0.95 1.88 1.96 109,549 61
Year ended
May 31, 2022(gg)
16.69 0.43 27.11 — 27.54 (0.52) — — (0 .52) 43.71 168.23 167.93 0.99 0.95 1.95 1.99 218,701 31
Year ended
May 31, 2021(y)
(gg)
10.00 0.31 6.71 — 7.02 (0.33) — — (0.33) 16.69 73.14 72.84 1.03 0.95 2.84 2 .92 211,207 24
Year ended
May 31, 2020(m)
(y)(gg)
29.90 0.62 (19.79) — (19.17) (0.73) — — (0.73) 10.00 (65.49) (65.44) 1.14 0.95 3.27 3.47 116,476 4
Year ended
May 31, 2019(m)
(y)(gg)
54.14 0.70 (24.23) — (23.53) (0.71) — — (0.71) 29.90 (43.83) (43.77) 1.07 0.95 1.53 1.65 71,168 14
Ultra Financials
Six Months ended
November 30,
2023 (Unaudited)
40.52 0.22 9.59 — 9.81 (0.20) — — (0.20) 50.13 24.27 24.47 0.95 0.95 0.97 0.97 559,357 94
Year ended
May 31, 2023
53.90 0.46 (13.43) — (12.97) (0.41) — — (0.41) 40.52 (24.13) (24.18) 0.95 0.95 1.00 1.00 474,341 50
Year ended
May 31, 2022
63.67 0.22 (6.71) — (6.49) (0.18) (3.10) — (3.28) 53.90 (11 .16) (11.22) 0.95 0.95 0.35 0.35 671,523 9
Year ended
May 31, 2021
29.48 0.17 34.21 — 34.38 (0.19) — — (0.19) 63.67 117.16 117.29 0.95 0.95 0.40 0.40 923,717 7
Year ended
May 31, 2020
40.74 0.45 (11.19) — (10.74) (0.52) — — (0.52) 29.48 (26.67) (26.57) 0.97 0.95 1.02 1.04 448,299 21
Year ended
May 31, 2019
41.06 0.43 (0.30) — 0.13 (0.45) — — (0.45) 40.74 0.42 0.40 0.95 0.95 1.05 1.06 735,704 10

218 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2023 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra FTSE China 50
Six Months ended
November 30,
2023 (Unaudited)
$ 16.98 $ 0 .19 $ (2.25) $ — $ (2.06) $ (0.26) $ — $ — $ (0.26) $ 14.66 (12.39) % (12.40) % 1.70% 0.95% 1.37% 2.12% $ 8,136 — %
Year ended
May 31, 2023
29.78 0.23 (13.01) — (12.78) (0.02) — — (0 .02) 16.98 (42.94) (42.93) 1.77 0.97 0.19 0.99 9,592 —
Year ended
May 31, 2022
70.23 (0.44) (40.01) — (40.45) — — — — 29.78 (57.59) (57.66) 1.49 0.95 (1.47) (0.93) 10,424 —
Year ended
May 31, 2021
50.40 (0.66) 20.49 — 19.83 — — — — 70.23 39.33 39.60 1.19 0.95 (1.18) (0.95) 28,091 —
Year ended
May 31, 2020
58.75 0.09 (5.94) — (5.85) (2.50) — — (2.50) 50.40 (10.42) (10.64) 1.95 0.95 (0.86) 0.15 20,162 —
Year ended
May 31, 2019
82.45 0.47 (23.25) — (22.78) (0.18) (0.74) — (0.92) 58 .75 (27.63) (27.37) 1.19 0.95 0.47 0.70 38,189 —
Ultra FTSE Europe
Six Months ended
November 30,
2023 (Unaudited)
51.61 0.49 1.79 — 2.28 (0.47) — — (0.47) 53.42 4.43 4.37 2 .76 0.95 0.08 1.89 4,006 —
Year ended
May 31, 2023
— — 51.72 — 51.72 (0.11) — — (0.11) 51.61 (2.28) (2.36) — — — — 3,871 —
Year ended
May 31, 2022
— — — — — — — — — — 0.00 – — — — — – —
Year ended
May 31, 2021
— — — — — — — — — — 0.00 – — — — — – —
Year ended
May 31, 2020
43.65 0.09 (8.46) — (8.37) (0.28) — — (0.28) 35.00 (19.36) (18.74) 2.33 0.95 (1.18) 0.20 3,500 —
Year ended
May 31, 2019
55.05 0.28 (10.16) — (9.88) (0.13) (1.39) — (1.52) 43.65 (17.51) (18.68) 1.77 0.95 (0.24) 0.58 5,456 —

219 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2023 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Health Care
Six Months ended
November 30,
2023 (Unaudited)
$ 82.29 $ 0.48 $ 1.99 $ — $ 2.47 $ — $ — $ — $ — $ 84.76 3.00% 2.73% 1.06% 0.95% 1.00% 1.11% $ 77,129 2%
Year ended
May 31, 2023
92.43 0.91 (10.83) — (9.92) (0.22) — — (0.22) 82.29 (10.76) (10.55) 1.08 0.95 0.90 1.03 80,233 19
Year ended
May 31, 2022
88.41 0.23 3.95 — 4.18 (0.16) — — (0.16) 92.43 4.70 4 .60 1.02 0.95 0.17 0.24 117,843 12
Year ended
May 31, 2021(t)
61.51 0.12 26.86 — 26.98 (0.08) — — (0.08) 88.41 43.89 43.81 1.04 0.95 0.07 0.17 130,405 4
Year ended
May 31, 2020(t)
46.34 0.35 15.01 — 15.36 (0.19) — — (0.19) 61.51 33.26 33.58 1.08 0.95 0.50 0.63 110,716 21
Year ended
May 31, 2019(t)
43.63 0.29 2.59 (i) — 2.88 (0.17) — — (0.17) 46.34 6.58 6.48 1.05 0.95 0.47 0.57 99,639 11
Ultra High Yield
Six Months ended
November 30,
2023 (Unaudited)
60.58 1.00 3.75 — 4.75 (0.54) — — (0.54) 64.79 7.89 7.60 1.42 0.95 2.73 3.20 23,972 —
Year ended
May 31, 2023
67.42 1.07 (6.33) — (5.26) (1.58) — — (1.58) 60.58 (7.79) (7.83) 1.68 0.96 1.01 1.73 5,452 —
Year ended
May 31, 2022
75.77 (0.71) (7.39) — (8.10) — (0.25) — (0.25) 67.42 (10.74) (10.63) 1.17 0.95 (1.15) (0.93) 20,227 —
Year ended
May 31, 2021
64.18 (0 .63) 14.17 — 13.54 (1.95) — — (1.95) 75.77 21.27 21.30 1.95 0.97 (1.84) (0.86) 28,414 —
Year ended
May 31, 2020
66.69 1.16 (0.95) — 0.21 (2.72) — — (2.72) 64.18 0.03 0.34 2.86 1.04 (0.13) 1.70 4,813 —
Year ended
May 31, 2019
63.95 1.93 2.74 — 4.67 (1.93) — — (1.93) 66.69 7.47 7.79 5.64 0.95 (1.74) 2.95 3,334 1

220 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2023 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Industrials
Six Months ended
November 30,
2023 (Unaudited)
$ 21.38 $ 0 .08 $ 3.90 $ — $ 3.98 $ — $ — $ — $ — $ 25.36 18.61% 18.51% 1.51% 0.95% 0.11% 0.68% $ 15,219 2%
Year ended
May 31, 2023
23.85 0.21 (2.63) — (2.42) (0.05) — — (0.05) 21.38 (10 .14) (10.09) 1.68 0.95 0.18 0.91 16,252 73
Year ended
May 31, 2022
33.02 0.01 (9.17) — (9.16) (0.01) — — (0.01) 23.85 (27.77) (27.70) 1.32 0.95 (0.33) 0.05 16,694 9
Year ended
May 31, 2021(x)
14.84 0.02 18.20 — 18.22 (0.04) — — (0.04) 33.02 123.00 122.38 1.55 0.95 (0.53) 0.07 40,451 3
Year ended
May 31, 2020(x)
17.09 0.14 (2 .26) — (2.12) (0.13) — — (0.13) 14.84 (12.47) (12.37) 1.61 0.95 0.09 0.74 14,838 31
Year ended
May 31, 2019(x)
17.59 0.12 (0.53) — (0.41) (0.09) — — (0.09) 17.09 (2.29) (2.20) 1.43 0.95 0.21 0.70 18,804 5
Ultra Materials
Six Months ended
November 30,
2023 (Unaudited)
19.73 0.12 3.24 — 3.36 — — — — 23.09 17.02 16.78 1.17 0.95 0.80 1.02 38,103 — **
Year ended
May 31, 2023
26.77 0.34 (7.23) — (6.89) (0.15) — — (0.15) 19.73 (25.72) (25.47) 1.18 0.95 1.32 1.55 37,988 40
Year ended
May 31, 2022(gg)
26.79 0.16 (0.02) — 0.14 (0.16) — — (0.16) 26.77 0.54 0.22 1.10 0.95 0.50 0.65 62,229 5
Year ended
May 31, 2021(gg)
11.08 0.08 15.72 — 15.80 (0 .09) — — (0.09) 26.79 143.30 143.29 1.15 0.95 0.25 0.45 104,477 12
Year ended
May 31, 2020(gg)
11.89 0.15 (0.77) — (0.62) (0.19) — — (0.19) 11.08 (5.43) (5.04) 1 .23 0.95 0.85 1.13 27,696 6
Year ended
May 31, 2019(gg)
17.19 0.19 (5.36) — (5.17) (0.13) — — (0.13) 11.89 (30.15) (30.33) 1.16 0.95 1.07 1.27 35,681 38

221 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2023 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra MidCap400
Six Months ended
November 30,
2023 (Unaudited)
$ 45.36 $ 0.16 $ 4.20 $ — $ 4.36 $ (0.18) $ — $ — $ (0.18) $ 49.54 9.58% 9.54% 0.98% 0.95% 0.59% 0.62% $ 132,510 13%
Year ended
May 31, 2023
54.03 0.60 (8.73) — (8.13) (0.54) — — (0.54) 45.36 (15.04) (14.94) 1.04 0.95 1.11 1.21 114,542 46
Year ended
May 31, 2022
65.80 0.18 (11.82) — (11.64) (0.13) — — (0.13) 54.03 (17.73) (17.75) 0.99 0.95 0.24 0.28 122,914 52
Year ended
May 31, 2021
28.58 0.06 37.24 — 37.30 (0.08) — — (0.08) 65.80 130.66 130.86 1.06 0.95 0.04 0.15 189,162 18
Year ended
May 31, 2020
35.41 0.26 (6 .77) — (6.51) (0.32) — — (0.32) 28.58 (18.51) (18.50) 1.06 0.95 0.58 0.69 105,036 73
Year ended
May 31, 2019
42.46 0.22 (7.07) — (6.85) (0.20) — — (0.20) 35 .41 (16.13) (16.26) 1.04 0.95 0.47 0.56 130,137 31
Ultra MSCI Brazil Capped
Six Months ended
November 30,
2023 (Unaudited)
22.55 0.33 7.83 — 8.16 (0.17) — — (0.17) 30.54 36.25 36 .34 2.61 0.95 0.74 2.40 4,934 —
Year ended
May 31, 2023
32.73 0.13 (10.31) — (10.18) — — — — 22.55 (31.12) (31.43) 2.65 0.95 (1.15) 0.55 4,544 —
Year ended
May 31, 2022
37.27 (0.27) (4.27) — (4.54) — — — — 32.73 (12.21) (11.88) 2.22 0.95 (2.17) (0.90) 9,543 —
Year ended
May 31, 2021
20.23 (0.27) 17.31 — 17 .04 — — — — 37.27 84.28 85.11 2.00 0.95 (2.00) (0.95) 7,140 —
Year ended
May 31, 2020
70.62 0.06 (50.07) — (50.01) (0.38) — — (0.38) 20.23 (71.21) (71.30) 2 .10 0.96 (1.03) 0.10 4,886 —
Year ended
May 31, 2019
57.70 0.33 12.77 — 13.10 (0.18) — — (0.18) 70.62 22.70 21.48 1.70 0.95 (0.22) 0.53 8,231 —

222 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2023 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra MSCI EAFE
Six Months ended
November 30,
2023 (Unaudited)
$ 38.36 $ 0.42 $ 0.89 $ — $ 1.31 $ (0.49) $ — $ — $ (0.49) $ 39.18 3.38% 3.95% 1.79% 0.95% 1.32% 2.16% $ 8,425 — %
Year ended
May 31, 2023
40.28 0.48 (2.31) — (1.83) (0.09) — — (0.09) 38.36 (4.54) (4.37) 1.81 0.95 0.48 1.33 10,550 —
Year ended
May 31, 2022
52.83 (0.45) (12.10) — (12.55) — — — — 40.28 (23.76) (23.48) 1 .68 0.95 (1.64) (0.91) 9,064 —
Year ended
May 31, 2021
28.74 (0.39) 24.48 — 24.09 — — — — 52.83 83.86 82.35 1.56 0.95 (1.56) (0.95) 13,208 —
Year ended
May 31, 2020
34.62 0.01 (5.77) — (5.76) (0.12) — — (0.12) 28.74 (16.71) (16.08) 2.22 0.95 (1.23) 0.04 3,592 —
Year ended
May 31, 2019
41.92 0.15 (7.38) — (7.23) (0.07) — — (0.07) 34.62 (17.25) (17.54) 1.72 0.95 (0.37) 0.41 6,058 —
Ultra MSCI Emerging Markets
Six Months ended
November 30,
2023 (Unaudited)
47.07 0.67 0.93 — 1.60 (0.62) — — (0.62) 48.05 3.38 3.40 1.37 0.95 2.34 2.76 15,615 —
Year ended
May 31, 2023
62.90 0.62 (16.35) — (15.73) (0.10) — — (0.10) 47.07 (25.01) (24.99) 1.36 0.96 0 .81 1.21 16,474 —
Year ended
May 31, 2022
105.83 (0.80) (42.13) — (42.93) — — — — 62.90 (40.57) (40.56) 1.09 0.95 (1.05) (0.90) 26,731 —
Year ended
May 31, 2021
51.04 (0.87) 55.66 — 54.79 — — — — 105.83 107.34 107.36 1.09 0.95 (1.08) (0.95) 92,605 —
Year ended
May 31, 2020
65.46 0.22 (13.61) — (13.39) (1.03) — — (1.03) 51.04 (20.88) (20.89) 1.39 0.95 (0.10) 0.34 12,761 —
Year ended
May 31, 2019
85.50 0.63 (20.46) — (19.83) (0.21) — — (0.21) 65.46 (23.20) (23.21) 1.13 0.95 0.69 0 .87 36,005 —

223 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2023 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra MSCI Japan
Six Months ended
November 30,
2023 (Unaudited)
$ 32.11 $ 0.27 $ 2.01 $ — $ 2.28 $ (0.14) $ — $ — $ (0.14) $ 34.25 7.07% 7.33% 2.54% 0.95% 0.03% 1.62% $ 6,507 — %
Year ended
May 31, 2023
32.91 0.21 (0.85) — (0.64) (0.16) — — (0.16) 32.11 (1 .89) (2.29) 3.75 0.95 (2.08) 0.73 9,313 111
Year ended
May 31, 2022
47.18 (0.33) (13.94) — (14.27) — — — — 32.91 (30.24) (30.26) 2.25 0.96 (2.05) (0.76) 5,760 579
Year ended
May 31, 2021
31.35 (0.39) 16.22 — 15.83 — — — — 47.18 50.48 50.81 2.34 0.95 (2.34) (0.95) 5,897 —
Year ended
May 31, 2020
30.01 (0.09) 1.48 — 1.39 (0.04) — (0.01) (0.05) 31.35 4.61 4.49 2.33 0.95 (1.66) (0.28) 3,919 —
Year ended
May 31, 2019
41.94 0.14 (10.73) — (10.59) (0.06) (1.28) — (1.34) 30.01 (25.03) (25.04) 4.18 0.95 (2.82) 0.41 5,251 —
Ultra Nasdaq Biotechnology
Six Months ended
November 30,
2023 (Unaudited)
52.21 0.03 (6.93) — (6.90) — — — — 45.31 (13.21) (13.19) 1.12 0 .95 (0.06) 0.10 74,767 6
Year ended
May 31, 2023
48.04 0.11 4.08 — 4.19 (0.02) — — (0.02) 52.21 8.71 8.53 1.15 0.95 — (j) 0.20 96,593 23
Year ended
May 31, 2022
84.53 (0.23) (36.26) — (36.49) — — — — 48.04 (43.17) (43.05) 1.08 0.95 (0.41) (0.28) 93,685 27
Year ended
May 31, 2021
70.76 (0.36) 14.13 — 13.77 — — — — 84.53 19.46 19.50 1.08 0.95 (0.58) (0.45) 287,388 27
Year ended
May 31, 2020
43.67 (0.09) 27.18 — 27.09 — — — — 70.76 62.03 61.87 1.10 0.95 (0.31) (0.17) 183,980 37
Year ended
May 31, 2019
55.88 (0.13) (12.08) — (12.21) — — — — 43.67 (21.85) (21.82) 1.06 0.95 (0.35) (0.24) 207,454 31

224 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2023 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Nasdaq Cloud Computing
Six Months ended
November 30,
2023 (Unaudited)
$ 15.73 $ — (h) $ 3.32 $ — $ 3.32 $ — $ — $ — $ — $ 19.05 21.12% 21.23% 5.04% 0.95% (4.07) % 0.01% $ 3,144 38%
Year ended
May 31, 2023
18.30 0.03 (2.60) — (2.57) — — — — 15.73 (14.04) (14.04) 7.37 0.95 (6.20) 0.21 1,573 70
Year ended
May 31, 2022
39.18 (0.16) (20.72) — (20.88) — — — — 18.30 (53.30) (53.81) 3.49 0.95 (2.96) (0 .43) 1,830 74
January 19,
2021
*
through
May 31, 2021
40.00 (0.09) (0.73) (i) — (0.82) — — — — 39.18 (2.04) (0.95) 3.85 0.95 (3.47) (0.57) 1,959 6
Ultra Nasdaq Cybersecurity
Six Months ended
November 30,
2023 (Unaudited)
28.45 0.23 5.17 — 5.40 (0.06) — — (0.06) 33.79 19.00 19.29 4.12 0.95 (1.60) 1.57 2,028 —
Year ended
May 31, 2023
31.11 0.10 (2.76) — (2.66) — — — — 28.45 (8.54) (8.99) 4.05 0.95 (2.71) 0.39 1,992 —
Year ended
May 31, 2022
37.53 (0.41) (5.77) — (6.18) — (0 .24) — (0.24) 31.11 (16.75) (16.09) 2.07 0.95 (2.01) (0.89) 2,333 —
January 19,
2021
*
through
May 31, 2021
40.00 (0.13) (2.34) — (2.47) — — — — 37.53 (6.15) (6.40) 3.52 0.95 (3.52) (0.95) 2,815 —
* Commencement of investment operations.

225 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2023 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra QQQ
Six Months ended
November 30,
2023 (Unaudited)
$ 57.26 $ 0.03 $ 11.43 $ — $ 11.46 $ — $ — $ — $ — $ 68.72 20.00% 19.87% 0.97% 0.95% 0.07% 0.09% $ 5,126,371 18%
Year ended
May 31, 2023
50.68 0 .45 6.24 — 6.69 (0.11) — — (0.11) 57.26 13.34 13.47 0.98 0.95 0.97 1.01 4,586,772 27
Year ended
May 31, 2022
63.62 (0.22) (12.72) — (12.94) — — — — 50 .68 (20.35) (20.44) 0.98 0.95 (0.33) (0.30) 3,679,324 54
Year ended
May 31, 2021(o)(y)
32.93 (0.17) 30.86 — 30.69 — — — — 63.62 93.20 93.78 0.97 0.95 (0.35) (0.33) 4,294,521 8
Year ended
May 31, 2020(o)(y)
20.83 — 12.13 — 12.13 (0.03) — — (0.03) 32.93 58.25 58.04 0.99 0.95 (0.04) 0.01 2,371,112 33
Year ended
May 31, 2019(o)(y)
21.23 0 .03 (0.40) — (0.37) (0.03) — — (0.03) 20.83 (1.74) (1.92) 0.99 0.95 0.10 0.13 1,691,571 7
Ultra Real Estate
Six Months ended
November 30,
2023 (Unaudited)
52.72 0.45 1.85 — 2.30 (0.38) — — (0.38) 54.64 4.38 4.27 1.11 0.95 1.56 1.71 59,213 6
Year ended
May 31, 2023
82.93 1.29 (30.77) — (29.48) (0.73) — — (0.73) 52.72 (35.66) (35 .59) 1.09 0.95 1.86 2.00 59,771 29
Year ended
May 31, 2022
84.64 0.63 (1.66) — (1.03) (0.68) — — (0.68) 82.93 (1.39) (1.59) 1.04 0.95 0.56 0.65 102,313 10
Year ended
May 31, 2021
51.66 0.56 32.86 — 33.42 (0.44) — — (0.44) 84.64 65.16 65.51 1.07 0.95 0.77 0.89 117,124 6
Year ended
May 31, 2020
75.11 1.16 (23.52) — (22 .36) (1.09) — — (1.09) 51.66 (30.18) (30.15) 1.06 0.95 1.40 1.51 76,646 41
Year ended
May 31, 2019
61.06 1.26 13.65 — 14.91 (0.86) — — (0.86) 75.11 24.82 24 .75 1.04 0.95 1.79 1.88 137,733 6

226 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2023 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Russell2000
Six Months ended
November 30,
2023 (Unaudited)
$ 29.74 $ 0.19 $ 0.70 $ — $ 0.89 $ (0.02) $ — $ — $ (0.02) $ 30.61 2.97% 3.22% 1.10% 0.95% 1.03% 1.17% $ 168,332 32%
Year ended
May 31, 2023
37.10 0.42 (7 .65) — (7.23) (0.13) — — (0.13) 29.74 (19.51) (19.57) 1.15 0.95 1.05 1.25 120,439 58
Year ended
May 31, 2022
57.80 (0.03) (20.67) — (20.70) — — — — 37.10 (35.82) (35.93) 1.31 0.95 (0.42) (0.06) 181,770 47
Year ended
May 31, 2021(y)
23.09 (0.11) 34.83 — 34.72 (0.01) — — (0.01) 57.80 150.40 151.15 1.15 0.95 (0.44) (0.24) 742,689 20
Year ended
May 31, 2020(y)
30.32 0.16 (7.18) — (7.02) (0.21) — — (0.21) 23.09 (23.32) (23.49) 1.24 0.95 0.21 0.51 124,664 73
Year ended
May 31, 2019(y)
39.40 0 .16 (9.11) — (8.95) (0.13) — — (0.13) 30.32 (22.70) (22.78) 1.25 0.95 0.14 0.44 160,681 41
Ultra S&P500
®
Six Months ended
November 30,
2023 (Unaudited)
51.58 0.29 8.10 — 8 .39 — — — — 59.97 16.28 16.13 0.89 0.89 1.03 1.03 3,922,267 3
Year ended
May 31, 2023
53.88 0.80 (2.92) — (2.12) (0.18) — — (0.18) 51.58 (3.89) (3.83) 0 .91 0.91 1.67 1.67 3,512,357 13
Year ended
May 31, 2022(ee)
57.13 0.20 (3.32) — (3.12) (0.13) — — (0.13) 53.88 (5.49) (5.53) 0.89 0.89 0.31 0.32 3,424,199 19
Year ended
May 31, 2021(o)
( ee )
30.42 0.16 26.63 — 26.79 (0.08) — — (0.08) 57.13 88.11 88.62 0.89 0.89 0.38 0.38 3,827,456 3
Year ended
May 31, 2020(o)
( ee )
27.69 0.28 2.63 — 2.91 (0.18) — — (0.18) 30.42 10.56 10.46 0.91 0.91 0.88 0.88 2,165,829 46
Year ended
May 31, 2019(o)
( ee )
27.60 0.25 0.03 (i) — 0.28 (0.19) — — (0.19) 27.69 1.04 1.00 0.90 0.90 0.87 0.87 2,215,265 5

227 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2023 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Semiconductors
Six Months ended
November 30,
2023 (Unaudited)
$ 36.83 $ 0.01 $ 7.62 $ — $ 7.63 $ — $ — $ — $ — $ 44.46 20.71% 20.80% 0.97% 0.95% — % (j) 0.02% $ 323,662 53%
Year ended
May 31, 2023
28.29 0.20 8.39 — 8.59 (0.05) — — (0.05) 36.83 30.55 30.34 1.03 0.95 0.82 0.90 254,142 54
Year ended
May 31, 2022
31.37 (0.03) (3.05) — (3.08) — — — — 28.29 (9.81) (9.79) 0.97 0.95 (0.09) (0.07) 247,580 83
Year ended
May 31, 2021(x)
13.86 — (h) 17.53 — 17.53 (0.02) — — (0.02) 31.37 126.56 127.69 1.01 0.95 (0.07) (0.01) 253,317 11
Year ended
May 31, 2020(x)
8.19 0.10 5.68 — 5.78 (0.11) — — (0.11) 13.86 70.79 69.70 1.11 0.95 0.63 0.80 77,624 58
Year ended
May 31, 2019(x)
12.28 0.10 (4.11) — (4 .01) (0.08) — — (0.08) 8.19 (32.72) (32.67) 1.13 0.95 0.84 1.02 38,511 38
Ultra SmallCap600
Six Months ended
November 30,
2023 (Unaudited)
19.08 0.13 0.72 — 0.85 (0.11) — — (0.11) 19.82 4.40 4.59 1.37 0.95 0.83 1.25 25,464 17
Year ended
May 31, 2023
24.86 0.24 (5.92) — (5.68) (0.10) — — (0.10) 19.08 (22.87) (22.82) 1.39 0.95 0.67 1.11 26,429 29
Year ended
May 31, 2022
31.80 0.02 (6.96) — (6.94) — — — — 24.86 (21.84) (21.78) 1.29 0.95 (0.26) 0.08 32,935 27
Year ended
May 31, 2021(z)
11.58 (0 .02) 20.25 — 20.23 (0.01) — — (0.01) 31.80 174.63 173.87 1.35 0.95 (0.51) (0.11) 46,109 17
Year ended
May 31, 2020(z)
16.91 0.10 (5.36) — (5.26) (0.07) — — (0.07) 11.58 (31.26) (30.98) 1.59 0.95 (0.08) 0.56 14,478 53
Year ended
May 31, 2019(z)
22.73 0.09 (5.86) — (5.77) (0.05) — — (0.05) 16.91 (25.36) (25.80) 1.35 0.95 0 .02 0.42 23,249 18

228 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2023 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
Ultra Technology
Six Months ended
November 30,
2023 (Unaudited)
$ 40.36 $ (0 .03) $ 8.84 $ — $ 8.81 $ — $ — $ — $ — $ 49.17 21.81% 21.51% 0.95% 0.95% (0.12) % (0.12) % $ 599,095 7%
Year ended
May 31, 2023
34.97 0.11 5.28 — 5.39 — — — — 40.36 15.43 15 .61 0.97 0.95 0.36 0.38 575,192 56
Year ended
May 31, 2022(ee)
41.71 (0.22) (6.52) — (6.74) — — — — 34.97 (16.16) (16.21) 0.95 0.95 (0.43) (0.43) 539,380 41
Year ended
May 31, 2021(p)
( ee )
20.68 (0.13) 21.16 — 21.03 — — — — 41.71 101.68 102.46 0.95 0.95 (0.40) (0.40) 763,229 7
Year ended
May 31, 2020(p)
( ee )
12.73 0.03 7.96 — 7.99 (0.04) — — (0.04) 20.68 62.84 62.48 0.99 0.95 0.13 0.16 417,738 31
Year ended
May 31, 2019(p)
( ee )
13.15 0.03 (0.41) — (0.38) (0.04) — — (0.04) 12.73 (2 .92) (3.09) 0.99 0.95 0.21 0.25 300,442 14
Ultra Utilities
Six Months ended
November 30,
2023 (Unaudited)
57.55 0.62 (5.72) — (5.10) (0.56) — — (0.56) 51.89 (8.99) (8.94) 2.14 0.95 1.12 2.31 12,193 1
Year ended
May 31, 2023
79.60 1.27 (22.04) — (20.77) (1.28) — — (1.28) 57.55 (26.25) (26.13) 1.68 0.95 1.12 1.85 9,496 25
Year ended
May 31, 2022
61.06 1.16 18.30 — 19.46 (0.92) — — (0.92) 79.60 32.18 31.65 1.36 0.95 1.29 1.70 23,880 20
Year ended
May 31, 2021
51.05 0.72 9.69 — 10.41 (0.40) — — (0.40) 61.06 20.47 20.81 1.91 0.95 0.37 1.32 13,737 3
Year ended
May 31, 2020
56.78 1.06 (5.98) — (4.92) (0.81) — — (0.81) 51.05 (8.74) (8.51) 1.41 0.95 1.21 1.67 15,315 13
Year ended
May 31, 2019
44.68 0.94 11.97 — 12.91 (0.81) — — (0.81) 56.78 29.38 29.52 1.65 0.95 1.14 1.85 17,035 5

229 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2023 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraPro Dow30
SM
Six Months ended
November 30,
2023 (Unaudited)
$ 53.05 $ 0.28 $ 12.31 $ — $ 12.59 $ (0.36) $ — $ — $ (0.36) $ 65.28 23.82% 23.56% 0.95% 0.95% 0.95% 0.95% $ 616,886 3%
Year ended
May 31, 2023
61.21 0.84 (8.37) — (7.53) (0.63) — — (0.63) 53.05 (12.26) (12.26) 0.95 0.95 1.52 1.52 607,448 42
Year ended
May 31, 2022
73.42 0.38 (12.38) — (12.00) (0.21) — — (0.21) 61.21 (16.40) (16.40) 0.95 0.95 0.51 0.51 691,723 36
Year ended
May 31, 2021(y)
30.92 0.23 42.39 — 42.62 (0.12) — — (0.12) 73.42 137.92 138.58 0.95 0.95 0.50 0.50 958,086 15
Year ended
May 31, 2020(y)
42.05 0.44 (11.26) (i) — (10.82) (0.31) — — (0.31) 30.92 (25.94) (25.95) 0.98 0.95 1.04 1.07 705,052 61
Year ended
May 31, 2019(y)
43.35 0.48 (1 .48) (i) — (1.00) (0.30) — — (0.30) 42.05 (2.33) (2.46) 0.96 0.95 1.02 1.04 407,844 2
UltraPro MidCap400
Six Months ended
November 30,
2023 (Unaudited)
15.95 0.04 1.74 — 1.78 — — — — 17.73 11.17 11.37 1.41 0.95 0.01 0.48 25,179 27
Year ended
May 31, 2023
22.49 0.13 (6.59) — (6.46) (0.08) — — (0.08) 15.95 (28.73) (28.77) 1.52 0 .95 0.15 0.72 23,527 78
Year ended
May 31, 2022
32.13 0.01 (9.62) — (9.61) (0.03) — — (0.03) 22.49 (29.95) (30.05) 1.32 0.95 (0.33) 0.03 29,799 96
Year ended
May 31, 2021(z)
9.86 (0.03) 22.30 — 22.27 — (h) — — — (h) 32.13 226.00 225.64 1.23 0.95 (0.42) (0.14) 61,859 19
Year ended
May 31, 2020(z)
17.42 0.10 (7.57) — (7.47) (0.09) — — (0.09) 9.86 (43.06) (43.03) 1.61 0.95 (0.08) 0.58 20,948 51
Year ended
May 31, 2019(z)
23.84 0.12 (6.48) — (6.36) (0.06) — — (0.06) 17.42 (26.64) (28.43) 1.32 0.95 0.19 0.56 19,593 41

230 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2023 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraPro QQQ
Six Months ended
November 30,
2023 (Unaudited)
$ 34.69 $ 0.30 $ 9.16 $ — $ 9.46 $ (0.27) $ — $ — $ (0.27) $ 43.88 27.37% 27.12% 0.97% 0.84% 1.41% 1.54% $ 18,858,783 23%
Year ended
May 31, 2023
33.03 0.51 1.40 — 1.91 (0.25) — — (0.25) 34.69 6.27 6.38 0.98 0.88 1.96 2.06 15,391,729 168
Year ended
May 31, 2022(ee)
51.15 (0.14) (17.98) — (18.12) — (h) — — — (h) 33.03 (35.44) (35.57) 0.98 0.86 (0.35) (0.23) 13,697,179 127
Year ended
May 31, 2021(ee)
(t)
20.71 (0.15) 30.59 — 30.44 — — — — 51.15 147.00 147.89 1.01 0.95 (0.46) (0 .39) 12,061,878 10
Year ended
May 31, 2020(ee)
(t)
12.55 — (h) 8.17 — 8.17 (0.01) — — (0.01) 20.71 65.11 64.87 0.98 0.95 (0.06) (0.03) 5,831,873 53
Year ended
May 31, 2019(ee)
(t)
13.94 0.03 (1.40) — (1.37) (0.02) — — (0.02) 12.55 (9.85) (10.01) 0.98 0.95 0.22 0.25 3,189,760 15
UltraPro Russell2000
Six Months ended
November 30,
2023 (Unaudited)
33.80 0.11 (0.06) (i) — 0.05 (0.13) — — (0.13) 33.72 0.09 0.18 1.07 0.95 0.46 0.58 279,841 175
Year ended
May 31, 2023
52.41 0.36 (18.82) — (18.46) (0.15) — — (0.15) 33.80 (35.25) (35.14) 1.11 0.95 0.69 0.85 204,461 85
Year ended
May 31, 2022
110.95 (0.07) (58.47) — (58.54) — — — — 52.41 (52.76) (52.92) 1.29 0.95 (0.42) (0.08) 259,439 60
Year ended
May 31, 2021
30.83 (0.18) 80.30 — 80.12 — (h) — — — (h) 110.95 259.95 261.40 1.26 0.95 (0.58) (0.27) 410,520 43
Year ended
May 31, 2020
60.84 0.21 (30.10) (i) — (29.89) (0.12) — — (0.12) 30.83 (49.27) (49.46) 1.99 0.95 (0.61) 0.43 184,956 68
Year ended
May 31, 2019
95.44 0 .29 (34.72) — (34.43) (0.17) — — (0.17) 60.84 (36.03) (36.02) 1.56 0.95 (0.26) 0.35 76,056 24

231 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2023 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraPro S&P500
®
Six Months ended
November 30,
2023 (Unaudited)
$ 39.85 $ 0.15 $ 8.78 $ — $ 8.93 $ (0.20) $ — $ — $ (0.20) $ 48.58 22.46% 22.30% 0.90% 0.90% 0.66% 0.66% $ 2,757,174 11%
Year ended
May 31, 2023
46.40 0.66 (6.99) — (6.33) (0.22) — — (0.22) 39 .85 (13.55) (13.53) 0.92 0.92 1.77 1.77 2,387,091 34
Year ended
May 31, 2022(ee)
53.12 0.11 (6.76) — (6.65) (0.07) — — (0.07) 46.40 (12.57) (12.58) 0.91 0.91 0.18 0 .18 2,573,073 66
Year ended
May 31, 2021(ee)
21.53 0.04 31.58 — 31.62 (0.03) — — (0.03) 53.12 146.97 147.74 0.91 0.91 0.12 0.12 2,395,903 4
Year ended
May 31, 2020(ee)
22 .37 0.20 (0.91) (i) — (0.71) (0.13) — — (0.13) 21.53 (3.23) (3.33) 0.93 0.93 0.76 0.76 1,373,394 69
Year ended
May 31, 2019(ee)
23.16 0.21 (0.86) (i) — (0.65) (0 .14) — — (0.14) 22.37 (2.77) (2.89) 0.92 0.92 0.87 0.87 1,105,011 15
UltraPro Short 20+ Year Treasury
Six Months ended
November 30,
2023 (Unaudited)
66.12 0.87 20.92 — 21.79 (0.48) — — (0.48) 87.43 33.14 33.41 0.95 0.95 2.29 2.29 51,897 —
Year ended
May 31, 2023
56.55 1.00 9.07 — 10.07 (0.50) — — (0.50) 66.12 17.83 17.61 0.95 0.95 1.51 1.51 257,438 —
Year ended
May 31, 2022
41.80 (0.30) 15.05 — 14.75 — — — — 56.55 35.27 34.06 0.95 0.95 (0.79) (0.79) 403,941 —
Year ended
May 31, 2021
29.62 (0.34) 12.52 — 12.18 — — — — 41.80 41.13 41.82 1.07 0.95 (1.06) (0.94) 89,601 —
Year ended
May 31, 2020(n)
78.88 0.71 (48.91) — (48.20) (0.97) — (0.09)# (1.06) 29 .62 (61.79) (61.45) 1.15 0.95 1.11 1.31 23,505 —
Year ended
May 31, 2019(n)
106.43 0.94 (27.77) — (26.83) (0.72) — — (0.72) 78.88 (25.37) (27.02) 1.00 0.95 0.82 0.87 36,975 —

232 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2023 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraPro Short Dow30
SM
Six Months ended
November 30,
2023 (Unaudited)
$ 27.35 $ 0.49 $ (6.04) $ — $ (5.55) $ (0.52) $ — $ — $ (0.52) $ 21.28 (20.52) % (20.31) % 0.95% 0.95% 4.07% 4.07% $ 432,860 — %
Year ended
May 31, 2023
31.00 0.63 (3.96) — (3.33) (0.32) — — (0 .32) 27.35 (10.80) (10.79) 0.95 0.95 2.23 2.23 705,315 —
Year ended
May 31, 2022
33.13 (0.26) (1.87) — (2.13) — — — — 31.00 (6.45) (6.47) 0.95 0.95 (0.87) (0.87) 351,588 —
Year ended
May 31, 2021(aa)
107.42 (0.46) (73.83) — (74.29) — — — — 33.13 (69.16) (69.27) 0.96 0.95 (0.81) (0.79) 359,346 —
Year ended
May 31, 2020(aa)
246.00 0 .86 (136.56) — (135.70) (2.60) — (0.28)# (2.88) 107.42 (55.65) (55.55) 0.99 0.95 0.50 0.54 815,975 —
Year ended
May 31, 2019(k)
(aa)
296.19 4.43 (50.66) — (46.23) (3.96) — — (3.96) 246.00 (15.73) (15.64) 0.98 0.95 1.77 1.81 254,249 —
UltraPro Short MidCap400
Six Months ended
November 30,
2023 (Unaudited)
22.13 0.24 (4.45) — (4.21) (0.24) — — (0.24) 17.68 (19.07) (19.04) 2.06 0.95 1.51 2.62 4,395 —
Year ended
May 31, 2023
25.24 0.31 (3.29) — (2.98) (0.13) — — (0.13) 22.13 (11.83) (11.86) 1.67 0.95 0.61 1.32 8,821 —
Year ended
May 31, 2022
26.87 (0.22) (1.41) — (1.63) — — — — 25.24 (6.05) (6.07) 2.11 0.95 (2.04) (0.88) 7,539 —
Year ended
May 31, 2021(u)
(aa)
139.56 (0 .63) (112.06) — (112.69) — — — — 26.87 (80.75) (80.78) 1.67 0.95 (1.66) (0.94) 4,002 —
Year ended
May 31, 2020(n)
(u)(aa)
315.61 (0.56) (173.22) — (173.78) (2.19) — (0.08)# (2.27) 139.56 (55.37) (55.36) 2.31 0.95 (1.61) (0.24) 14,686 —
Year ended
May 31, 2019(n)
(u)(aa)
288.41 3.09 25.25 (i) — 28.34 (1.14) — — (1.14) 315.61 9.82 12 .55 4.18 0.95 (2.18) 1.04 2,650 —

233 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2023 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraPro Short QQQ
Six Months ended
November 30,
2023 (Unaudited)
$ 23.10 $ 0 .60 $ (7.09) $ — (h) $ (6.49) $ (0.59) $ — $ — $ (0.59) $ 16.02 (28.58) % (28.43) % 0.98% 0.95% 6.30% 6.33% $ 3,851,696 — %
Year ended
May 31, 2023
47.40 0.94 (24.88) — (23.94) (0.36) — — (0.36) 23.10 (50.83) (50.83) 0.99 0.95 2.31 2.35 4,718,175 —
Year ended
May 31, 2022(ff)
55.51 (0.34) (7.77) (i) — (8.11) — — — — 47.40 (14.62) (14.53) 0.98 0.95 (0 .88) (0.84) 2,824,811 —
Year ended
May 31, 2021(q)(ff)
235.47 (0.69) (179.27) — (179.96) — — — — 55.51 (76.43) (76.52) 1.00 0.95 (0.86) (0.81) 1,758,961 —
Year ended
May 31, 2020(q)(ff)
1,111.93 6.91 (868.32) — (861.41) (13.45) — (1.60)# (15.05) 235.47 (78.39) (78.35) 1.02 0.95 1.19 1.26 1,113,509 —
Year ended
May 31, 2019(k)
(q)(ff)
1,498.39 25.01 (387.46) — (362.45) (24.01) — — (24.01) 1,111.93 (24.46) (24.35) 1.00 0.95 2.06 2.11 1,130,668 —
UltraPro Short Russell2000
Six Months ended
November 30,
2023 (Unaudited)
51.98 0.76 (7.98) — (7.22) (0.73) — — (0.73) 44.03 (13.89) (13.87) 1.02 0.95 3.36 3.43 165,446 —
Year ended
May 31, 2023
58.81 0.86 (7.33) (i) — (6.47) (0.36) — — (0.36) 51.98 (11.02) (10.97) 1.03 0.95 1.55 1.64 234,317 —
Year ended
May 31, 2022(ff)
48.28 (0.42) 10.95 — 10.53 — — — — 58.81 21.80 21.89 1.04 0.95 (0.94) (0.85) 150,418 —
Year ended
May 31, 2021(v)(ff)
324.70 (0.90) (275.52) — (276.42) — — — — 48.28 (85.13) (85.15) 1.08 0.95 (0.97) (0.84) 107,592 —
Year ended
May 31, 2020(v)(ff)
723.77 2.60 (393.61) — (391.01) (7.21) — (0.85)# (8.06) 324.70 (54.50) (54.49) 1.11 0.95 0.33 0.49 170,315 —
Year ended
May 31, 2019(v)(ff)
628.62 8.71 94.25 — 102.96 (7.81) — — (7.81) 723.77 16.43 16.48 1.11 0.95 1.21 1.36 81,442 —

234 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2023 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraPro Short S&P500
®
Six Months ended
November 30,
2023 (Unaudited)
$ 12.90 $ 0.32 $ (2.97) $ — $ (2.65) $ (0.31) $ — $ — $ (0.31) $ 9.94 (20.77) % (20.67) % 0.89% 0.89% 5.73% 5.73% $ 874,681 — %
Year ended
May 31, 2023
16.27 0 .40 (3.59) — (3.19) (0.18) — — (0.18) 12.90 (19.82) (19.80) 0.90 0.90 2.52 2.52 1,345,949 —
Year ended
May 31, 2022
19.59 (0.12) (3.20) — (3.32) — — — — 16.27 (16.96) (17.15) 0.90 0.90 (0.80) (0.80) 720,715 —
Year ended
May 31, 2021(v)
65.05 (0.26) (45.20) — (45.46) — — — — 19.59 (69.88) (69.98) 0.90 0.90 (0.73) (0.73) 476,012 —
Year ended
May 31, 2020(v)
171.06 0.75 (104.83) — (104.08) (1.72) — (0.21)# (1.93) 65.05 (61.39) (61.26) 0.93 0.93 0.71 0.71 1,323,669 —
Year ended
May 31, 2019(v)
204.34 3.25 (33.36) — (30.11) (3.17) — — (3.17) 171.06 (14.89) (14.86) 0.91 0.91 1.84 1.84 610,645 —
UltraShort 7-10 Year Treasury
Six Months ended
November 30,
2023 (Unaudited)
21.55 0.39 2.44 — 2.83 (0.40) — — (0.40) 23.98 13.25 13.06 1.13 0.95 3.15 3.33 25,181 —
Year ended
May 31, 2023
19.49 0.24 1.95 — 2.19 (0.13) — — (0.13) 21.55 11.28 11.30 1.01 0.95 1.09 1.15 32,327 —
Year ended
May 31, 2022
16.73 (0.13) 2.89 — 2.76 — — — — 19.49 16.48 16.50 0.99 0.95 (0.82) (0.78) 122,760 —
Year ended
May 31, 2021
15.32 (0.15) 1.56 — 1.41 — — — — 16.73 9.20 9.13 1.10 0.95 (1.08) (0.92) 43,490 —
Year ended
May 31, 2020
19.99 0.21 (4.57) — (4.36) (0.29) — (0.02)# (0.31) 15.32 (22.11) (21.90) 1.06 0.95 1.03 1.15 29,871 —
Year ended
May 31, 2019
22.73 0.26 (2.79) — (2.53) (0.21) — — (0 .21) 19.99 (11.21) (11.83) 0.97 0.95 1.12 1.14 66,966 —

235 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2023 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort 20+ Year Treasury
Six Months ended
November 30,
2023 (Unaudited)
$ 29.69 $ 0.65 $ 6.57 $ — $ 7.22 $ (0.65) $ — $ — $ (0.65) $ 36.26 24.62% 24.53% 0.90% 0.90% 3.73% 3.73% $ 455,267 — %
Year ended
May 31, 2023
25.69 0.61 3.85 — 4.46 (0.46) — — (0.46) 29.69 17.45 17.56 0.90 0.90 2.10 2.10 531,733 —
Year ended
May 31, 2022
20.51 (0.15) 5.33 — 5.18 — — — — 25.69 25.29 24.21 0.89 0.89 (0.80) (0.80) 1,390,214 —
Year ended
May 31, 2021
16.07 (0.15) 4.59 — 4.44 — (h) — — (h) — (h) 20.51 27.64 27.87 0.90 0.90 (0 .83) (0.83) 1,415,115 —
Year ended
May 31, 2020
29.69 0.37 (13.49) — (13.12) (0.45) — (0.05)# (0.50) 16.07 (44.80) (44.32) 0.92 0.92 1.58 1.58 434,698 —
Year ended
May 31, 2019
36.01 0.45 (6.34) — (5.89) (0.43) — — (0.43) 29.69 (16.54) (17.80) 0.90 0.90 1.22 1.22 886,565 —
UltraShort Consumer Discretionary
Six Months ended
November 30,
2023 (Unaudited)
22.17 0.33 (4.71) — (4.38) (0.38) — — (0.38) 17.41 (19.82) (19.66) 4.52 0.95 0.01 3.58 2,031 —
Year ended
May 31, 2023
26.58 0.29 (4.52) (i) — (4.23) (0.18) — — (0.18) 22.17 (16.03) (15.62) 2.45 0.95 (0.40) 1.10 2,698 —
Year ended
May 31, 2022(hh)
20.08 (0.17) 6.67 — 6.50 — — — — 26.58 32.36 31 .85 5.83 0.95 (5.70) (0.81) 3,238 —
Year ended
May 31, 2021(r)
( hh )
43.47 (0.25) (23.14) — (23.39) — — — — 20.08 (53.81) (53.74) 7.25 0.95 (7.24) (0.94) 940 —
Year ended
May 31, 2020(r)
( hh )
66.77 0.28 (22.47) — (22.19) (1.09) — (0.02)# (1.11) 43.47 (33.62) (33.86) 6.72 0.95 (5.28) 0.49 1,764 —
Year ended
May 31, 2019(r)
( hh )
86.26 1 .16 (19.68) — (18.52) (0.97) — — (0.97) 66.77 (21.58) (21.30) 7.14 0.95 (4.63) 1.57 623 —

236 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2023 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort Consumer Staples
Six Months ended
November 30,
2023 (Unaudited)
$ 15 .36 $ 0.31 $ 0.93 (i) $ — $ 1.24 $ (0.41) $ — $ — $ (0.41) $ 16.19 8.31% 8.44% 5.80% 0.95% (0.88) % 3.97% $ 1,952 — %
Year ended
May 31, 2023
13.97 0.23 1.28 (i) — 1.51 (0.12) — — (0 .12) 15.36 10.79 10.11 3.61 0.95 (1.07) 1.60 1,776 —
Year ended
May 31, 2022
15.67 (0.12) (1.58) — (1.70) — — — — 13.97 (10.88) (10.29) 9.05 0.95 (8.96) (0.85) 2,312 —
Year ended
May 31, 2021(r)
(bb)
38.62 (0.21) (22.74) — (22.95) — — — — 15.67 (59.42) (59.33) 7.90 0.95 (7.89) (0.94) 1,028 —
Year ended
May 31, 2020(r)
(bb)
60.88 0 .32 (21.98) — (21.66) (0.56) — (0.04)# (0.60) 38.62 (35.81) (36.03) 4.28 0.95 (2.68) 0.66 1,568 —
Year ended
May 31, 2019(r)
(bb)
65.62 0.67 (4.88) — (4.21) (0.53) — — (0.53) 60.88 (6.43) (6.18) 3.75 0.95 (1.70) 1.10 3,234 —
UltraShort Dow30
SM
Six Months ended
November 30,
2023 (Unaudited)
44.05 0.68 (6.59) — (5.91) (0.68) — — (0.68) 37.46 (13.52) (13.38) 0.99 0.95 3.30 3.35 79,040 —
Year ended
May 31, 2023
46.19 0.72 (2.51) — (1.79) (0.35) — — (0.35) 44.05 (3.89) (3.85) 1.01 0.95 1.52 1.58 97,336 —
Year ended
May 31, 2022(ff)
47.13 (0.39) (0.55) — (0.94) — — — — 46.19 (2.01) (1.93) 1.00 0.95 (0.92) (0.86) 108,998 —
Year ended
May 31, 2021(ff)
100.13 (0.58) (52.42) — (53.00) — — — — 47.13 (52.93) (53.02) 1.00 0.95 (0.90) (0.84) 100,430 —
Year ended
May 31, 2020(ff)
153.73 1.02 (52.92) — (51.90) (1.50) — (0.20)# (1 .70) 100.13 (33.99) (33.94) 1.01 0.95 0.75 0.81 210,350 —
Year ended
May 31, 2019(ff)
170.27 2.52 (16.81) — (14.29) (2.25) — — (2.25) 153.73 (8.44) (8.45) 1.01 0.95 1 .59 1.64 143,100 —

237 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2023 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort Energy
Six Months ended
November 30,
2023 (Unaudited)
$ 15.10 $ 0.20 $ (3.30) $ — $ (3.10) $ (0.19) $ — $ — $ (0.19) $ 11.81 (20.51) % (20.49) % 1.24% 0.95% 3.13% 3.41% $ 15,394 — %
Year ended
May 31, 2023
16.55 0 .23 (1.52) (i) — (1.29) (0.16) — — (0.16) 15.10 (7.76) (7.84) 1.13 0.95 1.40 1.59 20,428 —
Year ended
May 31, 2022(ff)
65.50 (0.29) (48.66) — (48.95) — — — — 16.55 (74.73) (74.74) 1.31 0.95 (1.21) (0.85) 30,676 —
Year ended
May 31, 2021(ff)
223.38 (1.23) (156.65) — (157.88) — — — — 65.50 (70.68) (70.58) 1.32 0.95 (1.31) (0.94) 17,254 —
Year ended
May 31, 2020(ff)
230.37 0.36 (6.35) (i) — (5.99) (0.85) — (0.15)# (1.00) 223.38 (2.59) (3.03) 1.33 0.95 (0.23) 0.15 16,401 —
Year ended
May 31, 2019(ff)
155.14 1.30 74.88 — 76.18 (0.95) — — (0.95) 230.37 49.15 49.61 1.31 0.95 0.37 0.74 19,218 —
UltraShort Financials
Six Months ended
November 30,
2023 (Unaudited)
20.97 0.32 (4.52) — (4.20) (0.33) — — (0.33) 16.44 (20.20) (20.16) 1.28 0.95 3.18 3.50 20,098 —
Year ended
May 31, 2023
18.88 0.31 1.86 — 2.17 (0 .08) — — (0.08) 20.97 11.48 11.44 1.32 0.95 1.18 1.56 27,736 —
Year ended
May 31, 2022(cc)
19.91 (0.16) (0.87) — (1.03) — — — — 18.88 (5.18) (5.27) 1.50 0 .95 (1.43) (0.89) 16,005 —
Year ended
May 31, 2021(u)
(cc)
53.76 (0.35) (33.50) — (33.85) — — — — 19.91 (62.96) (62.84) 1.21 0.95 (1.20) (0.94) 12,909 —
Year ended
May 31, 2020(u)
(cc)
75.89 0.23 (21.76) — (21.53) (0.56) — (0.04)# (0.60) 53.76 (28.50) (28.66) 1.20 0.95 0.11 0.36 42,263 —
Year ended
May 31, 2019(u)
(cc)
82.20 0.45 (6.56) — (6.11) (0.20) — — (0.20) 75.89 (7.44) (7.38) 1.20 0.95 0.32 0.57 27,413 —

238 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2023 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort FTSE China 50
Six Months ended
November 30,
2023 (Unaudited)
$ 38.87 $ 0.45 $ (0.81) $ — $ (0.36) $ (0.39) $ — $ — $ (0.39) $ 38.12 (0.82) % (1.11) % 1.37% 0.95% 2.20% 2.62% $ 21,038 — %
Year ended
May 31, 2023
37.47 0.45 1.13 — 1.58 (0.18) — — (0.18) 38.87 4.27 4.62 1.34 0.95 0.81 1.20 23,400 —
Year ended
May 31, 2022
30.07 (0.33) 7.73 — 7.40 — — — — 37.47 24.57 24.58 1.38 0.95 (1.31) (0.89) 24,429 —
Year ended
May 31, 2021
54.73 (0.34) (24.32) — (24.66) — — — — 30.07 (45.04) (45.15) 1.26 0.95 (1.24) (0.93) 16,599 —
Year ended
May 31, 2020
69.54 0.19 (14.48) — (14.29) (0.50) — (0.02)# (0.52) 54.73 (20.64) (20.38) 1.17 0.95 0.08 0.30 41,152 —
Year ended
May 31, 2019
61.78 0.63 7.39 — 8.02 (0.26) — — (0.26) 69.54 13.02 12.97 1.20 0.95 0.68 0.93 38,384 —
UltraShort FTSE Europe
Six Months ended
November 30,
2023 (Unaudited)
10.61 0.13 (0.99) — (0.86) (0.13) — — (0.13) 9.62 (8.07) (8.14) 1.07 0 .95 2.45 2.57 46,076 —
Year ended
May 31, 2023
13.11 0.15 (2.57) — (2.42) (0.08) — — (0.08) 10.61 (18.53) (18.38) 1.02 0.95 1.07 1.14 74,111 —
Year ended
May 31, 2022
11.93 (0.10) 1.28 (i) — 1.18 — (h) — — (h) ## — (h) 13.11 9.93 9.91 1.50 0.95 (1.34) (0.79) 55,881 —
Year ended
May 31, 2021
28.23 (0.18) (16.12) — (16.30) — — — — 11.93 (57.75) (57.48) 1.48 0.95 (1.46) (0.93) 7,300 —
Year ended
May 31, 2020
34.43 0.06 (6.03) — (5.97) (0.22) — (0.01)# (0.23) 28.23 (17.37) (17.90) 1.37 0.95 (0.24) 0.17 22,924 —
Year ended
May 31, 2019
31.32 0.27 2.98 — 3.25 (0.14) — — (0.14) 34.43 10.37 10.13 1.31 0.95 0.43 0.79 16,770 —

239 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2023 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort Health Care
Six Months ended
November 30,
2023 (Unaudited)
$ 13.54 $ 0.19 $ (0.54) $ — $ (0.35) $ (0.20) $ — $ — $ (0.20) $ 12.99 (2.48) % (2.51) % 5.53% 0.95% (1.59) % 2.99% $ 2,085 — %
Year ended
May 31, 2023
13.29 0.25 0.13 (i) — 0.38 (0.13) — — (0 .13) 13.54 2.97 3.03 3.19 0.95 (0.38) 1.86 2,105 —
Year ended
May 31, 2022
15.75 (0.12) (2.34) — (2.46) — — — — 13.29 (15.65) (15.79) 5.11 0.95 (5.01) (0.85) 3,394 —
Year ended
May 31, 2021(bb)
25.83 (0.20) (9.88) — (10.08) — — — — 15.75 (39.01) (38.97) 4.61 0.95 (4.60) (0.94) 1,267 —
Year ended
May 31, 2020(bb)
49.12 0.27 (23.06) — (22.79) (0.46) — (0.04)# (0.50) 25.83 (46.77) (46.67) 4.01 0.95 (2.36) 0.70 2,078 —
Year ended
May 31, 2019(bb)
57.71 0.62 (8.97) — (8.35) (0.24) — — (0 .24) 49.12 (14.46) (13.10) 4.94 0.95 (2.67) 1.32 2,724 —
UltraShort Industrials
Six Months ended
November 30,
2023 (Unaudited)
16.01 0.27 (2.86) — (2.59) (0.30) — — (0.30) 13.12 (16.24) (16.24) 3.20 0.95 1.79 4.04 3,347 —
Year ended
May 31, 2023
17.10 0.25 (1.27) — (1.02) (0.07) — — (0.07) 16.01 (5.97) (5.96) 3.32 0.95 (0.81) 1.57 3,844 —
Year ended
May 31, 2022
14.47 (0.13) 2.76 — 2.63 — — — — 17.10 18.18 18.34 4.39 0.95 (4.29) (0.85) 2,824 —
Year ended
May 31, 2021(u)
(bb)
38.93 (0.23) (24.23) — (24.46) — — — — 14.47 (62.83) (62.72) 5.16 0.95 (5.15) (0.94) 943 —
Year ended
May 31, 2020(u)
(bb)
59.34 0.09 (19.98) — (19.89) (0.52) — — (0.52) 38.93 (33.71) (34.02) 3.89 0.95 (2.76) 0.18 3,268 —
Year ended
May 31, 2019(u)
(bb)
65.48 0.64 (6.33) — (5.69) (0.45) — — (0.45) 59.34 (8.75) (8.49) 3.38 0.95 (1.41) 1.02 2,386 —

240 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2023 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort Materials
Six Months ended
November 30,
2023 (Unaudited)
$ 11.02 $ 0.17 $ (1.97) $ — $ (1.80) $ (0.18) $ — $ — $ (0.18) $ 9.04 (16.44) % (17.05) % 4.08% 0.95% 0.46% 3.59% $ 2,124 — %
Year ended
May 31, 2023
10.35 0.16 0.62 (i) — 0.78 (0.11) — — (0.11) 11.02 7.49 8.23 2.59 0.95 (0.25) 1.39 2,590 —
Year ended
May 31, 2022
12.71 (0.11) (2.25) — (2.36) — — — — 10.35 (18 .55) (18.45) 4.04 0.95 (3.97) (0.88) 2,434 —
Year ended
May 31, 2021(bb)
40.12 (0.22) (27.19) — (27.41) — — — — 12.71 (68.32) (68.30) 3.84 0.95 (3.84) (0.94) 1,718 —
Year ended
May 31, 2020(bb)
65.72 0.08 (25.42) — (25.34) (0.26) — — (0.26) 40.12 (38.64) (38.75) 2.12 0.95 (1.03) 0.14 4,420 —
Year ended
May 31, 2019(bb)
53.00 0 .30 12.54 — 12.84 (0.12) — — (0.12) 65.72 24.22 25.02 2.15 0.95 (0.68) 0.51 5,598 —
UltraShort MidCap400
Six Months ended
November 30,
2023 (Unaudited)
17.17 0.29 (2.14) — (1.85) (0.26) — — (0.26) 15.06 (10.77) (10.83) 3.71 0.95 0.99 3.75 2,463 —
Year ended
May 31, 2023
17.73 0.35 (0.74) — (0.39) (0.17) — — (0.17) 17.17 (2.20) (2 .28) 3.47 0.95 (0.49) 2.02 2,807 —
Year ended
May 31, 2022
17.67 (0.15) 0.21 (i) — 0.06 — — — — 17.73 0.30 0.45 4.53 0.95 (4.44) (0.86) 2,898 —
Year ended
May 31, 2021(u)
(bb)
50.69 (0.30) (32.72) — (33.02) — — — — 17.67 (65.14) (65.04) 2.78 0.95 (2.77) (0.94) 2,007 —
Year ended
May 31, 2020(u)
(bb)
75.68 0.17 (24.45) — (24.28) (0.65) — (0.06)# (0.71) 50.69 (32.29) (32.63) 2.95 0.95 (1.74) 0.26 6,393 —
Year ended
May 31, 2019(u)
(bb)
69.55 0.88 5.94 — 6.82 (0.69) — — (0.69) 75.68 9 .83 11.13 2.90 0.95 (0.72) 1.23 2,923 —

241 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2023 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort MSCI Brazil Capped
Six Months ended
November 30,
2023 (Unaudited)
$ 17.80 $ 0.22 $ (6.23) $ — $ (6.01) $ (0.23) $ — $ — $ (0.23) $ 11.56 (33.90) % (33.90) % 1.75% 0.95% 2.47% 3.27% $ 8,188 — %
Year ended
May 31, 2023
20.49 0.30 (2.85) — (2.55) (0.14) — — (0.14) 17.80 (12.55) (12.58) 1.43 0.95 0.93 1.41 12,611 —
Year ended
May 31, 2022(hh)
27.11 (0.26) (6.36) — (6.62) — — — — 20.49 (24.45) (24.28) 1.60 0.95 (1.54) (0.89) 13,495 —
Year ended
May 31, 2021(bb)
( hh )
86.92 (0.44) (59.37) — (59.81) — — — — 27.11 (68.80) (68.92) 1.27 0.95 (1.26) (0.93) 12,435 —
Year ended
May 31, 2020(bb)
( hh )
109.20 0.72 (21.80) (i) — (21.08) (1.12) — (0.08)# (1.20) 86.92 (19.34) (19.03) 1.16 0.95 0.52 0.72 37,698 —
Year ended
May 31, 2019(bb)
( hh )
215.55 1.67 (107.22) — (105.55) (0.80) — — (0.80) 109.20 (49.00) (49.02) 1.14 0.95 0.96 1.15 29,616 —
UltraShort MSCI EAFE
Six Months ended
November 30,
2023 (Unaudited)
10.33 0.15 (0.74) — (0.59) (0.25) — — (0.25) 9.49 (5.72) (5.52) 4.18 0.95 (0.10) 3.13 1,542 —
Year ended
May 31, 2023
11.82 0.25 (1.56) — (1.31) (0.18) — — (0.18) 10.33 (11.17) (11.34) 2.53 0.95 0.45 2.03 2,969 —
Year ended
May 31, 2022
10.26 (0.09) 1.65 — 1.56 — — — — 11.82 15.16 15.41 7.40 0.95 (7.31) (0.86) 1,624 —
Year ended
May 31, 2021
21.84 (0.14) (11.44) — (11.58) — — — — 10.26 (53.01) (52.98) 4.29 0.95 (4 .28) (0.94) 1,410 —
Year ended
May 31, 2020
25.89 0.03 (3.92) — (3.89) (0.15) — (0.01)# (0.16) 21.84 (15.05) (15.10) 3.83 0.95 (2.76) 0.12 3,001 —
Year ended
May 31, 2019
23.15 0.18 2.65 — 2.83 (0.09) — — (0.09) 25.89 12.24 12.11 2.87 0.95 (1.23) 0.70 3,557 —

242 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2023 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort MSCI Emerging Markets
Six Months ended
November 30,
2023 (Unaudited)
$ 23.17 $ 0.35 $ (1.80) $ — $ (1.45) $ (0.36) $ — $ — $ (0.36) $ 21.36 (6.29) % (6.28) % 1.92% 0.95% 2.21% 3.18% $ 6,808 — %
Year ended
May 31, 2023
20.65 0.31 2.36 — 2.67 (0.15) — — (0.15) 23.17 12.93 12.86 1.55 0.95 0.71 1.32 9,009 —
Year ended
May 31, 2022
15.03 (0.15) 5.77 — 5.62 — — — — 20.65 37.43 37.63 2.13 0.95 (2.04) (0 .87) 11,128 —
Year ended
May 31, 2021
37.97 (0.20) (22.74) — (22.94) — — — — 15.03 (60.42) (60.55) 1.71 0.95 (1.69) (0.93) 5,467 —
Year ended
May 31, 2020
46.57 0.15 (8.37) — (8.22) (0.36) — (0.02)# (0.38) 37.97 (17.70) (17.50) 1.31 0.95 (0.01) 0.35 16,662 —
Year ended
May 31, 2019
42.20 0.47 4.21 — 4.68 (0.31) — — (0.31) 46.57 11.11 11.05 1.26 0.95 0.70 1.01 19,271 —
UltraShort MSCI Japan
Six Months ended
November 30,
2023 (Unaudited)
14.94 0.21 (1.71) — (1.50) (0.22) — — (0.22) 13.22 (10.05) (10.23) 2.41 0.95 1.63 3.08 4,228 —
Year ended
May 31, 2023
16.83 0.26 (2.04) — (1.78) (0.11) — — (0.11) 14.94 (10.64) (10.39) 2.17 0.95 0.25 1.47 5,973 —
Year ended
May 31, 2022
13.72 (0.12) 3.23 — 3.11 — — — — 16.83 22.67 22.79 2.93 0.95 (2.86) (0.88) 6,309 —
Year ended
May 31, 2021
23.61 (0.17) (9.72) — (9.89) — — — — 13.72 (41.91) (41.84) 1.98 0.95 (1.97) (0.94) 4,800 —
Year ended
May 31, 2020
31.53 (0.06) (7.79) — (7.85) (0.07) — — (0.07) 23.61 (24.89) (24.92) 1.78 0.95 (1.03) (0.21) 11,215 —
Year ended
May 31, 2019
26.01 0.02 5.51 — 5.53 (0.01) — — (0.01) 31.53 21.26 21.50 2.01 0.95 (1.00) 0.06 7,091 —

243 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2023 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort Nasdaq Biotechnology
Six Months ended
November 30,
2023 (Unaudited)
$ 20.82 $ 0.23 $ 2.39 $ — $ 2.62 $ (0.14) $ — $ — $ (0.14) $ 23.30 12.67% 12.38% 2.23% 0.95% 0.81% 2.09% $ 4,570 — %
Year ended
May 31, 2023
28.45 0.11 (7.74) — (7.63) — — — — 20.82 (26.82) (26.82) 1.97 0.95 (0.51) 0.51 5,123 —
Year ended
May 31, 2022
21.67 (0.20) 6.98 — 6.78 — — — — 28.45 31.29 31.59 1.83 0.95 (1.79) (0.91) 8,424 —
Year ended
May 31, 2021(s)
33.82 (0.24) (11.91) — (12.15) — — — — 21.67 (35.93) (36.17) 1.55 0.95 (1.53) (0.93) 9,666 —
Year ended
May 31, 2020(s)
82.20 0.58 (47.98) — (47.40) (0.88) — (0.10)# (0.98) 33.82 (58.25) (58.11) 1.31 0.95 0.59 0.94 12,556 —
Year ended
May 31, 2019(s)
80.47 0.94 1.39 — 2.33 (0.60) — — (0.60) 82.20 2.95 3.15 1.21 0.95 1.03 1.28 26,408 —
UltraShort QQQ
Six Months ended
November 30,
2023 (Unaudited)
15.06 0.34 (3.13) — (2.79) (0.31) — — (0.31) 11.96 (18.79) (18.65) 1.00 0.95 5.07 5.13 475,937 —
Year ended
May 31, 2023
22.42 0.37 (7.61) — (7.24) (0.12) — — (0.12) 15.06 (32.42) (32.46) 1.01 0.95 1.64 1.71 533,947 —
Year ended
May 31, 2022
23.47 (0.17) (0.88) (i) — (1.05) — — — — 22.42 (4.49) (4.48) 1.02 0.95 (0.93) (0.86) 365,330 —
Year ended
May 31, 2021(w)
58.32 (0.26) (34.59) — (34.85) — — — — 23.47 (59.75) (59.83) 1.03 0.95 (0.90) (0.82) 221,703 —
Year ended
May 31, 2020(w)
146.74 1.26 (87.51) — (86.25) (1.91) — (0.26)# (2.17) 58.32 (59.49) (59.44) 1.04 0.95 1.18 1.27 248,507 —
Year ended
May 31, 2019(w)
171.61 2.98 (25.10) — (22.12) (2.75) — — (2.75) 146.74 (13.01) (12.94) 1.03 0.95 1.88 1.95 355,626 —

244 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2023 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort Real Estate
Six Months ended
November 30,
2023 (Unaudited)
$ 18.90 $ 0.33 $ (1.79) $ — $ (1.46) $ (0.31) $ — $ — $ (0.31) $ 17.13 (7.81) % (7.94) % 1.07% 0.95% 3.48% 3.60% $ 47,906 — %
Year ended
May 31, 2023
15.12 0.34 3.60 — 3.94 (0.16) — — (0.16) 18.90 26.06 26.40 1.07 0.95 1.80 1.92 66,099 —
Year ended
May 31, 2022
17.33 (0.12) (2.09) (i) — (2.21) — — — — 15.12 (12.78) (12.77) 1.41 0.95 (1.31) (0.86) 27,920 —
Year ended
May 31, 2021(bb)
34.76 (0.24) (17.19) — (17.43) — — — — 17.33 (50.14) (50.29) 1.20 0 .95 (1.19) (0.94) 16,427 —
Year ended
May 31, 2020(bb)
45.29 0.17 (10.12) — (9.95) (0.54) — (0.04)# (0.58) 34.76 (22.18) (22.10) 1.31 0.95 0.06 0.42 54,669 —
Year ended
May 31, 2019(bb)
60.82 0.66 (15.75) — (15.09) (0.44) — — (0.44) 45.29 (24.94) (24.88) 1.32 0.95 0.88 1.25 21,421 —
UltraShort Russell2000
Six Months ended
November 30,
2023 (Unaudited)
16.44 0.29 (1.46) — (1.17) (0.24) — — (0.24) 15.03 (7.09) (7.11) 1.05 0.95 3.81 3.91 80,599 —
Year ended
May 31, 2023
16.73 0.25 (0.44) (i) — (0.19) (0.10) — — (0.10) 16.44 (1.16) (1.15) 1.06 0.95 1.44 1.55 123,546 —
Year ended
May 31, 2022
13.88 (0.12) 2.97 — 2.85 — — — — 16.73 20.54 20.61 1.07 0.95 (0.98) (0.86) 115,702 —
Year ended
May 31, 2021(w)
46.41 (0.20) (32.33) — (32.53) — — — — 13.88 (70.09) (70.11) 1.09 0.95 (0.98) (0.85) 73,770 —
Year ended
May 31, 2020(w)
67.88 0.31 (21.10) — (20.79) (0.60) — (0.08)# (0.68) 46.41 (30.85) (30.72) 1.09 0.95 0.38 0.52 132,947 —
Year ended
May 31, 2019(w)
59.72 0.71 8 .10 — 8.81 (0.65) — — (0.65) 67.88 14.83 14.83 1.08 0.95 1.03 1.16 98,592 —

245 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2023 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort S&P500
®
Six Months ended
November 30,
2023 (Unaudited)
$ 38.95 $ 0 .93 $ (5.97) $ — $ (5.04) $ (0.87) $ — $ — $ (0.87) $ 33.04 (13.07) % (12.91) % 0.89% 0.89% 5.27% 5.27% $ 808,005 — %
Year ended
May 31, 2023
43.25 0.91 (4.78) — (3.87) (0.43) — — (0 .43) 38.95 (9.07) (9.08) 0.90 0.90 2.07 2.07 1,114,138 —
Year ended
May 31, 2022(ff)
47.49 (0.33) (3.91) — (4.24) — — — — 43.25 (8.93) (9.07) 0.90 0.90 (0.80) (0 .80) 899,859 —
Year ended
May 31, 2021(ff)
102.86 (0.53) (54.84) — (55.37) — — — — 47.49 (53.83) (53.86) 0.90 0.90 (0.75) (0.75) 582,648 —
Year ended
May 31, 2020(ff)
176 .27 1.13 (72.44) — (71.31) (1.80) — (0.30)# (2.10) 102.86 (40.80) (40.72) 0.91 0.91 0.83 0.83 1,480,039 —
Year ended
May 31, 2019(ff)
193.67 2.94 (17.54) — (14.60) (2.80) — — (2.80) 176.27 (7.60) (7.60) 0.89 0.89 1.65 1.65 1,131,491 —
UltraShort Semiconductors
Six Months ended
November 30,
2023 (Unaudited)
9.01 0.15 (2.63) — (2.48) (0.16) — — (0.16) 6.37 (27.83) (27.47) 1.80 0.95 3.30 4.15 7,610 —
Year ended
May 31, 2023
22.46 0.46 (13.72) — (13.26) (0.19) — — (0.19) 9.01 (59.46) (59.34) 1.74 0.95 1 .52 2.31 7,201 —
Year ended
May 31, 2022
36.65 (0.20) (13.99) — (14.19) — — — — 22.46 (38.73) (38.85) 2.95 0.95 (2.84) (0.84) 6,726 —
Year ended
May 31, 2021(s)
(aa)
128.03 (0.62) (90.76) — (91.38) — — — — 36.65 (71.37) (71.48) 2.52 0.95 (2.51) (0.94) 2,734 —
Year ended
May 31, 2020(s)
(aa)
520.18 1.17 (390.11) — (388.94) (3.01) — (0.20)# (3.21) 128.03 (75.16) (75.02) 1.85 0.95 (0.45) 0.45 7,554 —
Year ended
May 31, 2019(l)
(s)(aa)
477.08 5.91 42.55 (i) — 48.46 (5.36) — — (5.36) 520.18 10.15 9 .44 2.47 0.95 (0.33) 1.19 7,119 —

246 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2023 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort SmallCap600
Six Months ended
November 30,
2023 (Unaudited)
$ 26.61 $ 0.35 $ (2.63) $ — $ (2.28) $ (0.34) $ — $ — $ (0.34) $ 23.99 (8.57) % (8.42) % 2.92% 0.95% 0.99% 2.96% $ 2,973 — %
Year ended
May 31, 2023
25.22 0.43 1.18 — 1.61 (0.22) — — (0.22) 26.61 6.40 5.96 2.53 0.95 0.09 1.67 3,831 —
Year ended
May 31, 2022
24.53 (0.21) 0.90 — 0.69 — — — — 25.22 2.81 2.77 3.20 0.95 (3.10) (0.86) 4,640 —
Year ended
May 31, 2021(u)
(aa)
92.30 (0.49) (67.28) — (67.77) — — — — 24.53 (73.42) (73.28) 2.41 0.95 (2.40) (0.94) 2,064 —
Year ended
May 31, 2020(u)
(aa)
123.90 (0.13) (30.72) — (30.85) (0.75) — — (0.75) 92.30 (24.97) (25.26) 2.65 0.95 (1.82) (0.11) 9,499 —
Year ended
May 31, 2019(u)
(aa)
105.26 1 .33 18.37 — 19.70 (1.06) — — (1.06) 123.90 18.83 17.33 3.39 0.95 (1.22) 1.22 3,459 —
UltraShort Technology
Six Months ended
November 30,
2023 (Unaudited)
11.50 0.22 (2.58) — (2.36) (0.26) — — (0.26) 8.88 (20.88) (20.71) 2.47 0.95 2.67 4.19 3,963 —
Year ended
May 31, 2023
19.12 0.27 (7.75) — (7.48) (0.14) — — (0.14) 11.50 (39.35) (39.31) 1.62 0.95 0.76 1.43 5,244 —
Year ended
May 31, 2022(cc)
22.23 (0.15) (2.96) (i) — (3.11) — — — — 19.12 (14.02) (14.14) 2.26 0.95 (2.17) (0.86) 7,763 —
Year ended
May 31, 2021(s)
(cc)
59.62 (0.29) (37.10) — (37.39) — — — — 22.23 (62.71) (62.60) 2.18 0.95 (2.17) (0.94) 4,866 —
Year ended
May 31, 2020(s)
(cc)
170.28 0.53 (109 .86) — (109.33) (1.25) — (0.08)# (1.33) 59.62 (64.62) (64.72) 2.40 0.95 (0.95) 0.50 4,856 —
Year ended
May 31, 2019(l)
(s)(cc)
203.06 2.42 (33.45) — (31.03) (1.75) — — (1.75) 170.28 (15.34) (15.28) 2.68 0.95 (0.43) 1.30 5,354 —

247 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Financial Highlights
NOVEMBER 30, 2023 (UNAUDITED)
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(c)(g)
UltraShort Utilities
Six Months ended
November 30,
2023 (Unaudited)
$ 12.58 $ 0.16 $ 0.52 $ — $ 0.68 $ (0.18) $ — $ — $ (0.18) $ 13.08 5.50% 5.39% 4.33% 0.95% (1.02) % 2.35% $ 1,487 — %
Year ended
May 31, 2023
10.98 0.20 1.52 — 1.72 (0.12) — — (0.12) 12.58 15.73 15.68 3.37 0.95 (0.69) 1.72 1,179 —
Year ended
May 31, 2022
16.33 (0.12) (5.23) — (5.35) — — — — 10.98 (32.77) (32.52) 4.68 0.95 (4.60) (0.87) 2,402 —
Year ended
May 31, 2021(u)
23.04 (0.18) (6.53) — (6.71) — — — — 16.33 (29.11) (29.19) 4.17 0.95 (4 .16) (0.95) 2,347 —
Year ended
May 31, 2020(u)
37.28 0.10 (14.11) — (14.01) (0.21) — (0.02)# (0.23) 23.04 (37.75) (37.77) 2.66 0.95 (1.39) 0.33 1,872 —
Year ended
May 31, 2019(u)
51.64 0.21 (14.50) — (14.29) (0.07) — — (0.07) 37.28 (27.69) (27.75) 2.41 0.95 (0.98) 0.49 4,427 —

248 :: FINANCIAL HIGHLIGHTS
PROSHARES TRUST
FINANCIAL HIGHLIGHTS
See accompanying notes to the financial statements.
ProShares Trust Notes to Financial Highlights:
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Includes transaction fees associated with the issuance and redemption of Creation Units.
(c) Not annualized for periods less than one year.
(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and Nasdaq) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.
(f) Annualized for periods less than one year.
(g) Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.
(h) Per share amount is less than $0.005.
( i ) The amount shown for a share outstanding throughout the period is not in accordance with the aggregate net realized and unrealized gain (loss) for that period because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market value of the investments in the Fund.
(j) Less than 0.005%.
(k) Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 24, 2019.
(l) Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective May 24, 2019.
(m) Per share amounts have been restated on a retroactive basis to reflect a 1:10 reverse stock split effective April 21, 2020.
(n) Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective April 21, 2020.
(o) Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective August 18, 2020.
(p) Per share amounts have been restated on a retroactive basis to reflect a 4:1 stock split effective August 18, 2020.
(q) Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective August 18, 2020.
(r) Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective August 18, 2020.
(s) Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective August 18, 2020.
(t) Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 21, 2021.
(u) Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective January 21, 2021.
(v) Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective January 21, 2021.
(w) Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective January 21, 2021.
(x) Per share amounts have been restated on a retroactive basis to reflect a 4:1 stock split effective May 25, 2021.
(y) Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective May 25, 2021.
(z) Per share amounts have been restated on a retroactive basis to reflect a 5:1 stock split effective May 25, 2021.
(aa) Per share amounts have been restated on a retroactive basis to reflect a 1:4 reverse stock split effective May 25, 2021.
(bb) Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective May 25, 2021.
(cc) Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective January 13, 2022.
(dd) Per share amounts have been restated on a retroactive basis to reflect a 4:1 stock split effective January 13, 2022.
( ee ) Per share amounts have been restated on a retroactive basis to reflect a 2:1 stock split effective January 13, 2022.
(ff) Per share amounts have been restated on a retroactive basis to reflect a 1:5 reverse stock split effective January 13, 2022.
(gg) Per share amounts have been restated on a retroactive basis to reflect a 4:1 stock split effective May 27, 2022.
( hh ) Per share amounts have been restated on a retroactive basis to reflect a 1:2 reverse stock split effective May 27, 2022.
# Amount has been reclassified based on the tax character of the distributions for the tax year ended October 31, 2020.
## Amount has been reclassified based on the tax character of distributions for the tax year ended October 31, 2022.
** Less than 0.5%

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2023 (UNAUDITED) :: 249
PROSHARES TRUST
NOTES TO FINANCIAL STATEMENTS

250 :: NOVEMBER 30, 2023 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
1. Organization
ProShares Trust (the “Trust”) is registered as an open-end man-
agement investment company under the Investment Company
Act of 1940 (“1940 Act”). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised of
125 operational funds. These accompanying Notes to Financial
Statements relate to the portfolios of the Trust included in this report (collectively, the “Funds” and individually, a “Fund”).
Each Fund qualifies as an investment company as defined in
the Financial Accounting Standards Codification Topic 946
– Financial Services – Investment Companies. Each Fund is a
“non-diversified” series of the Trust pursuant to the 1940 Act.
2. Significant Accounting Policies
The net asset value per share (“NAV”) of each Fund is generally determined as of the close of the regular trading session of the exchange on which it is listed (is typically calculated as of 4:00
p.m. Eastern Time) on each business day.
The following is a summary of significant accounting policies followed by each Fund in preparation of its financial state-
ments. These policies are in conformity with U.S. generally
accepted accounting principles (“GAAP”). The preparation of
financial statements in accordance with GAAP requires man-
agement to make estimates and assumptions that affect the
reported amounts. The actual results could differ from those estimates.
Investment Valuation
The Funds record their investments at fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The securities in the portfolio of a Fund that are listed or traded on a stock exchange or the Nasdaq Stock Market, except as otherwise
noted, are generally valued at the closing price, if available, or the last sale price on the exchange or system where the securi-
ty is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy described below. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the mean of the latest bid and asked quotes, if applicable, on the exchange or system. If there have been no sales or quotes of the security for that day on the exchange or system, the security will be valued in accordance with procedures approved by the
Trust’s Board of Trustees (the “Board”).
Exchange traded funds are generally valued at the closing
price, if available, or at the last sale price as described above, and are typically categorized as Level 1 in the fair value hier-
archy.
Securities regularly traded in the over-the-counter (“OTC”) mar-
kets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the Nasdaq
Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for
those instruments. U.S. Treasury securities are valued accord-
ing to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
Exchange traded equity and bond futures contracts are gen-
erally valued at the official futures settlement price. These valuations are typically categorized as Level 1 in the fair val-
ue hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange
traded derivatives (e.g. non-exchange traded swap agreements)
are generally valued using independent sources and/or agree-
ment with counterparties or other procedures approved by the
Board and are typically categorized as Level 2 in the fair value hierarchy.
When ProShare Advisors LLC (the “Advisor”), as Valuation
Designee, determines that the price of a security is not read-
ily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that material-
ly affects the furnished price), the Advisor may, in good faith, establish a fair value for that security in accordance with pro-
cedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require sub-
jective determinations about the value of a security. While the
Trust’s policy is intended to result in a calculation of a Fund’s
NAV that fairly reflects security values as of the time of pric-
ing, the Trust cannot ensure that fair values determined by the
Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a
Fund may differ from the value that would be realized if the se-
curities were sold and the differences could be material to the financial statements. Depending on the source and relevant
significance of valuation inputs, these instruments may be
classified as Level 2 or Level 3 in the fair value hierarchy.
The Funds disclose the fair value of their investments in a hi-
erarchy that distinguishes between: (1) market participant as-
sumptions which are developed based on market data obtained
from sources independent of the Funds (observable inputs) and
(2) the Funds’ own assumptions about market participant as-
sumptions which are developed based on the best information
available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
Level 1
— Quoted prices in active markets for identical assets.
Level 2
— Other significant observable inputs (including
quoted prices for similar securities, interest rates, prepay-
ment speeds, credit risk, etc.).
Level 3
— Significant unobservable inputs (including as-
sumptions in determining the fair value of investments).

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2023 (UNAUDITED) :: 251
PROSHARES TRUST
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are typically reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indi-
cate that a transaction is not orderly.
The following is a summary of the valuations as of November 30, 2023, for each Fund based upon the three levels defined above:
Please refer to the Schedules of Portfolio Investments to view equity and debt securities segregated by industry type.
LEVEL 1 - Quoted Prices
A
LEVEL 2 - Other Significant Observable Inputs
A
Total
A
A
Common
Stocks/
Shares of
Beneficial
Interest
A
Securities
Lending
Reinvestments
A
Futures
Contracts*
A
Common
Stocks/
Shares of
Beneficial
Interest
A
Rights/
Warrants
A
U.S. Treasury
Obligations
A
Repurchase
Agreements
A
Swap
Agreements*
A
Investment
Securities,
including
Repurchase
Agreements
A
Other Financial
Instruments,
including Futures
Contracts, Swap
Agreements,
and Forward
Currency
Contracts*
A
Short 7-10 Year
Treasury
.....
$ — $ — $ (3,011) $ — $ — $ — $ 24,353,210 $ 1,342,239 $ 24,353,210 $ 1,339,228
Short 20+ Year
Treasury
.....
— — (5,019) — — 88,714,733 49,667,171 15,184,500 138,381,904 15,179,481
Short Dow30
SM
...
— — (224,590) — — 98,908,570 96,002,144 (11,577,026) 194,910,714 (11,801,616)
Short Financials
..
— — — — — — 20,762,298 (4,984,704) 20,762,298 (4,984,704)
Short FTSE China 50 — — — — — — 5,582,998 751,716 5,582,998 751,716
Short High Yield
..
— — — — — 73,791,430 97,120,007 (9,369,547) 170,911,437 (9,369,547)
Short MidCap400
.
— — 9,684 — — — 9,794,598 (551,656) 9,794,598 (541,972)
Short MSCI EAFE
.
— — — — — — 48,721,880 (3,838,914) 48,721,880 (3,838,914)
Short MSCI Emerging
Markets
.....
— — — — — — 23,602,699 (1,935,030) 23,602,699 (1,935,030)
Short QQQ
.....
— — (913,598) — — 688,553,825 125,253,773 (144,658,538) 813,807,598 (145,572,136)
Short Real Estate
..
— — — — — — 34,327,176 (2,600,783) 34,327,176 (2,600,783)
Short Russell2000
.
— — 241,879 — — 182,504,399 113,928,720 (5,923,507) 296,433,119 (5,681,628)
Short S&P500
®
...
— — (1,954,720) — — 1,512,286,649 172,220,006 (167,551,651) 1,684,506,655 (169,506,371)
Short SmallCap600 — — — — — — 10,487,348 (1,336,025) 10,487,348 (1,336,025)
Ultra 7-10 Year
Treasury
.....
— — 1,448 — — — 14,971,245 (511,325) 14,971,245 (509,877)
Ultra 20+ Year
Treasury
.....
— — 7,937 — — — 76,376,295 (9,336,768) 76,376,295 (9,328,831)
Ultra Communication
Services
.....
1,732,698 — — — — — 87,616 2,017 1,820,314 2,017
Ultra Consumer
Discretionary
...
10,978,594 — — — — — 1,239,762 346,530 12,218,356 346,530
Ultra Consumer
Staples
......
4,126,053 — — — — — 557,406 (542,116) 4,683,459 (542,116)
Ultra Dow30
SM
...
259,600,237 — 1,460,137 — — — 58,976,194 18,450,788 318,576,431 19,910,925
Ultra Energy
.....
91,213,104 — — — — — 5,466,049 (10,710,383) 96,679,153 (10,710,383)
Ultra Financials
...
408,626,177 — — — — 24,959,773 14,371,266 76,156,726 447,957,216 76,156,726
Ultra FTSE China 50 — — — — — — 4,413,797 (4,077,259) 4,413,797 (4,077,259)
Ultra FTSE Europe
.
— — — — — — 2,380,769 69,073 2,380,769 69,073
Ultra Health Care
..
60,455,571 — — — — — 9,415,073 890,085 69,870,644 890,085
Ultra High Yield
...
— — — — — — 19,131,586 (187,272) 19,131,586 (187,272)
Ultra Industrials
...
11,070,789 — — — — — 1,260,684 1,115,401 12,331,473 1,115,401
Ultra Materials
...
27,291,216 — — — — — 4,947,720 2,079,230 32,238,936 2,079,230
Ultra MidCap400
..
101,516,736 173,178 198,473 — — — 11,109,605 (3,989,590) 112,799,519 (3,791,117)
Ultra MSCI Brazil
Capped
.....
— — — — — — 3,221,110 50,199 3,221,110 50,199
Ultra MSCI EAFE
..
— — — — — — 4,887,475 834,436 4,887,475 834,436
Ultra MSCI Emerging
Markets
.....
— — — — — — 11,327,746 (1,265,724) 11,327,746 (1,265,724)
Ultra MSCI Japan
.
2,895,713 — — — — — 1,719,883 29,671 4,615,596 29,671
Ultra Nasdaq
Biotechnology
..
59,519,584 1,086,650 — — 11,641 — 4,254,900 (9,601,851) 64,872,775 (9,601,851)
Ultra Nasdaq Cloud
Computing
....
2,673,901 — — — — — 121,451 227,151 2,795,352 227,151
Ultra Nasdaq
Cybersecurity
..
— — — — — — 782,278 514,480 782,278 514,480
Ultra QQQ
......
3,448,764,625 13,124,320 18,690,360 — — 528,198,197 173,307,186 770,807,299 4,163,394,328 789,497,659
Ultra Real Estate
..
43,211,337 — — — — — 5,115,432 (405,914) 48,326,769 (405,914)
Ultra Russell2000
..
104,531,025 2,343,742 283,516 3,645 1,222 — 50,780,798 (6,833,010) 157,660,432 (6,549,494)

252 :: NOVEMBER 30, 2023 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
LEVEL 1 - Quoted Prices
A
LEVEL 2 - Other Significant Observable Inputs
A
Total
A
A
Common
Stocks/
Shares of
Beneficial
Interest
A
Securities
Lending
Reinvestments
A
Futures
Contracts*
A
Common
Stocks/
Shares of
Beneficial
Interest
A
Rights/
Warrants
A
U.S. Treasury
Obligations
A
Repurchase
Agreements
A
Swap
Agreements*
A
Investment
Securities,
including
Repurchase
Agreements
A
Other Financial
Instruments,
including Futures
Contracts, Swap
Agreements,
and Forward
Currency
Contracts*
A
Ultra S&P500
®
...
$ 2,627,343,938 $ 13,659 $ 18,050,238 $ — $ — $ 418,840,452 $ 126,355,493 $ 303,081,874 $ 3,172,553,542 $ 321,132,112
Ultra Semiconductors 271,100,258 375,019 — — — — 12,490,492 31,077,734 283,965,769 31,077,734
Ultra SmallCap600
.
19,202,162 228,790 — — — — 5,062,807 (2,171,374) 24,493,759 (2,171,374)
Ultra Technology
..
466,160,053 — — — — — 13,002,878 64,751,228 479,162,931 64,751,228
Ultra Utilities
....
9,654,782 — — — — — 1,007,056 (1,557,581) 10,661,838 (1,557,581)
UltraPro Dow30
SM
.
445,119,218 — 2,281,108 — — — 9,774,109 73,549,206 454,893,327 75,830,314
UltraPro MidCap400 16,648,223 28,190 39,519 — — — 3,004,766 (1,080,957) 19,681,179 (1,041,438)
UltraPro QQQ
....
7,001,240,460 26,916,306 99,940,734 — — 6,761,702,497 495,384,118 4,561,117,484 14,285,243,381 4,661,058,218
UltraPro Russell2000 181,616,776 3,761,918 486,675 5,543 537 — 57,131,661 9,373,640 242,516,435 9,860,315
UltraPro S&P500
®
.
1,752,327,206 15,561 6,704,227 — — 370,533,568 76,767,074 345,300,304 2,199,643,409 352,004,531
UltraPro Short 20+
Year Treasury
..
— — (5,521) — — — 15,936,709 21,169,084 15,936,709 21,163,563
UltraPro Short
Dow30
SM
.....
— — (295,214) — — 340,432,990 118,771,066 (75,752,964) 459,204,056 (76,048,178)
UltraPro Short
MidCap400
...
— — 3,713 — — — 3,045,465 (1,411,173) 3,045,465 (1,407,460)
UltraPro Short QQQ — — (911,098) — — 4,377,572,896 329,525,274 (1,004,687,071) 4,707,098,170 (1,005,598,169)
UltraPro Short
Russell2000
...
— — 190,743 — — 99,104,328 51,165,187 (13,998,723) 150,269,515 (13,807,980)
UltraPro Short
S&P500
®
.....
— — (610,683) — — 1,097,306,453 42,616,677 (412,016,796) 1,139,923,130 (412,627,479)
UltraShort 7-10 Year
Treasury
.....
— — (2,007) — — — 20,310,190 2,720,924 20,310,190 2,718,917
UltraShort 20+ Year
Treasury
.....
— — (15,057) — — 394,515,055 47,782,095 (24,590,507) 442,297,150 (24,605,564)
UltraShort Consumer
Discretionary
...
— — — — — — 2,233,448 (948,891) 2,233,448 (948,891)
UltraShort Consumer
Staples
......
— — — — — — 1,956,044 (170,417) 1,956,044 (170,417)
UltraShort Dow30
SM
— — (123,151) — — — 70,414,616 (10,887,537) 70,414,616 (11,010,688)
UltraShort Energy
.
— — — — — — 13,704,777 (5,152,719) 13,704,777 (5,152,719)
UltraShort Financials — — — — — — 17,658,591 (6,748,237) 17,658,591 (6,748,237)
UltraShort FTSE China
50
.........
— — — — — — 12,803,751 2,533,825 12,803,751 2,533,825
UltraShort FTSE
Europe
......
— — — — — — 34,268,815 (12,517,843) 34,268,815 (12,517,843)
UltraShort Health Care — — — — — — 2,061,085 (319,700) 2,061,085 (319,700)
UltraShort Industrials — — — — — — 3,403,290 (731,561) 3,403,290 (731,561)
UltraShort Materials — — — — — — 2,191,954 (510,177) 2,191,954 (510,177)
UltraShort MidCap400 — — 3,713 — — — 2,328,837 (167,399) 2,328,837 (163,686)
UltraShort MSCI Brazil
Capped
.....
— — — — — — 6,761,943 (5,615,150) 6,761,943 (5,615,150)
UltraShort MSCI EAFE — — — — — — 1,305,916 (776,152) 1,305,916 (776,152)
UltraShort MSCI
Emerging Markets — — — — — — 5,774,201 (334,364) 5,774,201 (334,364)
UltraShort MSCI
Japan
......
— — — — — — 3,417,672 (1,393,709) 3,417,672 (1,393,709)
UltraShort Nasdaq
Biotechnology
..
— — — — — — 3,395,832 706,058 3,395,832 706,058
UltraShort QQQ
..
— — (584,689) — — 450,362,678 63,146,086 (188,300,978) 513,508,764 (188,885,667)
UltraShort Real Estate — — — — — — 42,891,429 (4,417,334) 42,891,429 (4,417,334)
UltraShort
Russell2000
...
— — 98,385 — — 24,952,634 59,288,279 (4,649,069) 84,240,913 (4,550,684)
UltraShort S&P500
®
— — (402,097) — — 915,248,306 47,545,400 (259,129,258) 962,793,706 (259,531,355)
UltraShort
Semiconductors
.
— — — — — — 7,365,539 (4,719,213) 7,365,539 (4,719,213)
UltraShort
SmallCap600
..
— — — — — — 2,283,061 36,323 2,283,061 36,323
UltraShort Technology — — — — — — 4,143,905 (2,666,787) 4,143,905 (2,666,787)
UltraShort Utilities
.
— — — — — — 1,068,507 321,553 1,068,507 321,553
*  These investments are recorded in the financial statements at the unrealized gain or loss on the investment.

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2023 (UNAUDITED) :: 253
PROSHARES TRUST
Foreign Currency Translation
Each Fund’s accounting records are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and com-
mitments under forward foreign currency exchange contracts are translated into U.S. dollars as of the close of London world markets. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Repurchase Agreements
Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include affecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the
Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of each Fund not to invest in re-
purchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of Fund’s total net assets. The investments of each Fund in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.
On November 30, 2023, the Funds had an undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.
Fund Name
A
Bank of America
Securities, Inc.,
5.30%, dated
11/30/2023 due
12/01/2023
(a)
Barclays
Capital, Inc.,
5.10%, dated
11/30/2023 due
12/01/2023
(b)
Barclays
Capital, Inc.,
5.20%, dated
11/30/2023 due
12/01/2023
(c)
Barclays
Capital, Inc.,
5.28%, dated
11/30/2023 due
12/01/2023
(d)
BNP Paribas
Securities Corp.,
5.30%, dated
11/30/2023 due
12/01/2023
(e)
BNP Paribas
Securities Corp.,
5.31%, dated
11/30/2023 due
12/01/2023
(f)
ING Financial
Markets LLC,
5.30%, dated
11/30/2023 due
12/01/2023
(g)
Total
Short 7-10 Year
Treasury
...
$ 2,995,586
$ 315,325 $ 1,261,300 $ 2,248,934 $ 1,261,299 $ 11,351,697 $ 4,919,069 $ 24,353,210
Short 20+ Year
Treasury
...
6,109,352
643,090 2,572,358 4,586,590 2,572,358 23,151,226 10,032,197 49,667,171
Short Dow30
SM
11,808,822
1,243,034 4,972,136 8,865,463 4,972,136 44,749,223 19,391,330 96,002,144
Short Financials 2,553,883
268,830 1,075,319 1,917,326 1,075,319 9,677,875 4,193,746 20,762,298
Short FTSE
China 50
...
686,741
72,289 289,154 515,571 289,153 2,602,388 1,127,702 5,582,998
Short High Yield 11,946,326
1,257,509 5,030,032 8,968,694 5,030,032 45,270,289 19,617,125 97,120,007
Short
MidCap400
.
1,204,793
126,820 507,281 904,497 507,281 4,565,530 1,978,396 9,794,598
Short MSCI
EAFE
.....
5,993,075
630,850 2,523,399 4,499,296 2,523,400 22,710,600 9,841,260 48,721,880
Short MSCI
Emerging
Markets
....
2,903,270
305,607 1,222,429 2,179,627 1,222,429 11,001,863 4,767,474 23,602,699
Short QQQ
...
15,406,943
1,621,784 6,487,134 11,566,750 6,487,133 58,384,206 25,299,823 125,253,773
Short Real Estate 4,222,443
444,467 1,777,871 3,169,995 1,777,871 16,000,834 6,933,695 34,327,176
Short
Russell2000
.
14,013,896
1,475,147 5,900,588 10,520,919 5,900,588 53,105,290 23,012,292 113,928,720
Short S&P500
®
21,184,064
2,229,901 8,919,606 15,903,917 8,919,606 80,276,450 34,786,462 172,220,006
Short
SmallCap600 1,290,005
135,790 543,160 968,469 543,160 4,888,440 2,118,324 10,487,348

254 :: NOVEMBER 30, 2023 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Fund Name
A
Bank of America
Securities, Inc.,
5.30%, dated
11/30/2023 due
12/01/2023
(a)
Barclays
Capital, Inc.,
5.10%, dated
11/30/2023 due
12/01/2023
(b)
Barclays
Capital, Inc.,
5.20%, dated
11/30/2023 due
12/01/2023
(c)
Barclays
Capital, Inc.,
5.28%, dated
11/30/2023 due
12/01/2023
(d)
BNP Paribas
Securities Corp.,
5.30%, dated
11/30/2023 due
12/01/2023
(e)
BNP Paribas
Securities Corp.,
5.31%, dated
11/30/2023 due
12/01/2023
(f)
ING Financial
Markets LLC,
5.30%, dated
11/30/2023 due
12/01/2023
(g)
Total
Ultra 7-10 Year
Treasury
...
$ 1,841,550
$ 193,847 $ 775,390 $ 1,382,542 $ 775,390 $ 6,978,506 $ 3,024,020 $ 14,971,245
Ultra 20+ Year
Treasury
...
9,394,729
988,918 3,955,675 7,053,085 3,955,675 35,601,079 15,427,134 76,376,295
Ultra 10,778
1,134 4,538 8,091 4,538 40,840 17,697 87,616
Ultra Consumer
Discretionary 152,498
16,052 64,210 114,487 64,210 577,887 250,418 1,239,762
Ultra Consumer
Staples
....
68,564
7,217 28,869 51,475 28,869 259,822 112,590 557,406
Ultra Dow30
SM
.
7,254,415
763,623 3,054,491 5,446,245 3,054,491 27,490,416 11,912,513 58,976,194
Ultra Energy
..
672,356
70,774 283,097 504,771 283,098 2,547,874 1,104,079 5,466,049
Ultra Financials 1,767,749
186,079 744,316 1,327,136 744,316 6,698,840 2,902,830 14,371,266
Ultra FTSE China
50
.......
542,923
57,150 228,599 407,598 228,599 2,057,391 891,537 4,413,797
Ultra FTSE
Europe
....
292,849
30,826 123,305 219,855 123,305 1,109,741 480,888 2,380,769
Ultra Health Care 1,158,109
121,906 487,624 869,450 487,624 4,388,623 1,901,737 9,415,073
Ultra High Yield 2,353,297
247,715 990,862 1,766,735 990,862 8,917,755 3,864,360 19,131,586
Ultra Industrials 155,072
16,323 65,293 116,420 65,293 587,640 254,643 1,260,684
Ultra Materials
.
608,598
64,063 256,252 456,904 256,252 2,306,268 999,383 4,947,720
Ultra MidCap400 1,366,547
143,847 575,388 1,025,933 575,388 5,178,490 2,244,012 11,109,605
Ultra MSCI Brazil
Capped
....
396,215
41,707 166,827 297,459 166,827 1,501,448 650,627 3,221,110
Ultra MSCI EAFE 601,188
63,283 253,132 451,341 253,132 2,278,186 987,213 4,887,475
Ultra MSCI
Emerging
Markets
....
1,393,379
146,671 586,686 1,046,078 586,686 5,280,172 2,288,074 11,327,746
Ultra MSCI
Japan
.....
211,556
22,269 89,076 158,825 89,076 801,685 347,396 1,719,883
Ultra Nasdaq 523,378
55,092 220,370 392,925 220,369 1,983,325 859,441 4,254,900
Ultra Nasdaq
Cloud
Computing
..
14,939
1,573 6,290 11,216 6,289 56,612 24,532 121,451
Ultra Nasdaq
Cybersecurity 96,225
10,129 40,516 72,240 40,515 364,642 158,011 782,278
Ultra QQQ
....
21,317,793
2,243,978 8,975,912 16,004,315 8,975,913 80,783,216 35,006,059 173,307,186
Ultra Real Estate 629,228
66,235 264,938 472,392 264,938 2,384,443 1,033,258 5,115,432
Ultra
Russell2000
.
6,246,334
657,509 2,630,035 4,689,429 2,630,036 23,670,318 10,257,137 50,780,798
Ultra S&P500
®
.
15,542,461
1,636,049 6,544,194 11,668,489 6,544,194 58,897,748 25,522,358 126,355,493
Ultra 1,536,403
161,727 646,907 1,153,452 646,907 5,822,160 2,522,936 12,490,492
Ultra
SmallCap600 622,755
65,553 262,213 467,532 262,213 2,359,912 1,022,629 5,062,807
Ultra Technology 1,599,430
168,361 673,444 1,200,770 673,444 6,060,996 2,626,433 13,002,878
Ultra Utilities
..
123,874
13,039 52,157 92,998 52,157 469,417 203,414 1,007,056
UltraPro
Dow30
SM
...
1,202,272
126,555 506,219 902,605 506,220 4,555,980 1,974,258 9,774,109
UltraPro
MidCap400
.
369,604
38,906 155,623 277,480 155,622 1,400,603 606,928 3,004,766
UltraPro QQQ
.
60,935,131
6,414,224 25,656,897 45,746,996 25,656,897 230,912,074 100,061,899 495,384,118
UltraPro
Russell2000
.
7,027,527
739,740 2,958,958 5,275,910 2,958,959 26,630,628 11,539,939 57,131,661
UltraPro
S&P500
®
...
9,442,797
993,979 3,975,915 7,089,172 3,975,915 35,783,230 15,506,066 76,767,074
UltraPro Short
20+ Year
Treasury
...
1,960,308
206,348 825,393 1,471,700 825,392 7,428,536 3,219,032 15,936,709
UltraPro Short
Dow30
SM
...
14,609,532
1,537,846 6,151,382 10,968,094 6,151,382 55,362,439 23,990,391 118,771,066
UltraPro Short
MidCap400
.
374,610
39,433 157,731 281,238 157,731 1,419,573 615,149 3,045,465
UltraPro Short
QQQ
......
40,533,527
4,266,687 17,066,748 30,430,509 17,066,749 153,600,735 66,560,319 329,525,274
UltraPro Short
Russell2000
.
6,293,616
662,486 2,649,944 4,724,927 2,649,944 23,849,492 10,334,778 51,165,187

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2023 (UNAUDITED) :: 255
PROSHARES TRUST
Fund Name
A
Bank of America
Securities, Inc.,
5.30%, dated
11/30/2023 due
12/01/2023
(a)
Barclays
Capital, Inc.,
5.10%, dated
11/30/2023 due
12/01/2023
(b)
Barclays
Capital, Inc.,
5.20%, dated
11/30/2023 due
12/01/2023
(c)
Barclays
Capital, Inc.,
5.28%, dated
11/30/2023 due
12/01/2023
(d)
BNP Paribas
Securities Corp.,
5.30%, dated
11/30/2023 due
12/01/2023
(e)
BNP Paribas
Securities Corp.,
5.31%, dated
11/30/2023 due
12/01/2023
(f)
ING Financial
Markets LLC,
5.30%, dated
11/30/2023 due
12/01/2023
(g)
Total
UltraPro Short
S&P500
®
...
$ 5,242,100
$ 551,800 $ 2,207,200 $ 3,935,502 $ 2,207,199 $ 19,864,797 $ 8,608,079 $ 42,616,677
UltraShort 7-10
Year Treasury 2,498,272
262,976 1,051,904 1,875,575 1,051,904 9,467,134 4,102,425 20,310,190
UltraShort 20+
Year Treasury 5,877,476
618,682 2,474,726 4,412,510 2,474,727 22,272,540 9,651,434 47,782,095
UltraShort
Consumer
Discretionary 274,727
28,919 115,674 206,250 115,675 1,041,072 451,131 2,233,448
UltraShort
Consumer
Staples
....
240,606
25,327 101,307 180,633 101,307 911,765 395,099 1,956,044
UltraShort
Dow30
SM
...
8,661,408
911,727 3,646,909 6,502,544 3,646,909 32,822,176 14,222,943 70,414,616
UltraShort
Energy
....
1,685,767
177,449 709,796 1,265,589 709,797 6,388,171 2,768,208 13,704,777
UltraShort
Financials
..
2,172,110
228,643 914,572 1,630,709 914,573 8,231,152 3,566,832 17,658,591
UltraShort FTSE
China 50
...
1,574,936
165,783 663,131 1,182,382 663,131 5,968,178 2,586,210 12,803,751
UltraShort FTSE
Europe
....
4,215,264
443,711 1,774,848 3,164,606 1,774,848 15,973,631 6,921,907 34,268,815
UltraShort Health
Care
......
253,525
26,687 106,748 190,333 106,748 960,728 416,316 2,061,085
UltraShort
Industrials
..
418,624
44,066 176,263 314,282 176,264 1,586,366 687,425 3,403,290
UltraShort
Materials
...
269,623
28,381 113,526 202,419 113,526 1,021,730 442,749 2,191,954
UltraShort
MidCap400
.
286,460
30,154 120,615 215,060 120,615 1,085,535 470,398 2,328,837
UltraShort MSCI
Brazil Capped 831,758
87,553 350,214 624,442 350,214 3,151,927 1,365,835 6,761,943
UltraShort MSCI
EAFE
.....
160,635
16,909 67,635 120,597 67,636 608,724 263,780 1,305,916
UltraShort MSCI
Emerging
Markets
....
710,260
74,764 299,057 533,228 299,057 2,691,513 1,166,322 5,774,201
UltraShort MSCI
Japan
.....
420,394
44,252 177,008 315,610 177,008 1,593,070 690,330 3,417,672
UltraShort
Nasdaq 417,706
43,969 175,877 313,594 175,877 1,582,890 685,919 3,395,832
UltraShort QQQ 7,767,336
817,614 3,270,457 5,831,321 3,270,457 29,434,116 12,754,785 63,146,086
UltraShort Real
Estate
.....
5,275,896
555,357 2,221,430 3,960,873 2,221,430 19,992,867 8,663,576 42,891,429
UltraShort
Russell2000
.
7,292,803
767,664 3,070,654 5,475,066 3,070,654 27,635,887 11,975,551 59,288,279
UltraShort
S&P500
®
...
5,848,361
615,617 2,462,468 4,390,652 2,462,468 22,162,210 9,603,624 47,545,400
UltraShort 906,004
95,369 381,475 680,182 381,475 3,433,280 1,487,754 7,365,539
UltraShort
SmallCap600 280,830
29,561 118,244 210,833 118,244 1,064,197 461,152 2,283,061
UltraShort
Technology
.
509,724
53,655 214,621 382,675 214,621 1,931,588 837,021 4,143,905
UltraShort
Utilities
....
131,433
13,835 55,340 98,673 55,340 498,060 215,826 1,068,507
$ 387,787,353 $ 40,819,720 $ 163,278,882 $ 291,131,007 $ 163,278,886 $ 1,469,509,957 $ 636,787,644 $ 3,152,593,449
Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at November 30, 2023 as follows:
(a) U.S. Treasury Bonds, 0% to 4.38%, due 1/15/2028 to 2/15/2053; U.S. Treasury Notes, 4.63%, due 11/15/2026, which had an aggregate value at the Trust level of $484,500,006.
(b) U.S. Treasury Notes, 0.38%, due 7/31/2027, which had an aggregate value at the Trust level of $51,000,001.
(c) U.S. Treasury Bills, 0%, due 11/29/2024; U.S. Treasury Notes, 3.88%, due 3/31/2025, which had an aggregate value at the Trust level of
$204,000,012.
(d) U.S. Treasury Notes, 0.38% to 3.88%, due 3/31/2025 to 12/31/2025, which had an aggregate value at the Trust level of $363,738,034.
(e) U.S. Treasury Bonds, 2.75% to 4.75%, due 11/15/2042 to 5/15/2052; U.S. Treasury Notes, 1.13% to 4.63%, due 7/31/2028 to 2/15/2033,
which had an aggregate value at the Trust level of $204,000,001.

256 :: NOVEMBER 30, 2023 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Equity Securities
Certain Funds may invest in or seek leveraged, inverse, or in-
verse leveraged exposure to equity securities, including shares of foreign or U.S. common stock, Real Estate Investment Trusts,
Depositary Receipts, and shares of other Investment Compa-
nies, including other exchange traded funds (“ETFs”).
Real Estate Investment Trusts (“REITs”)
REITs report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.
Debt Instruments
Certain Funds may invest in debt instruments, including U.S.
government securities; Foreign and U.S. investment grade cor-
porate debt securities. Additionally, certain Funds may invest in (lower rated) debt instruments (also known as “junk bonds”)
that are rated below “investment grade” by Moody’s, Standard and Poor’s and/or Fitch, Inc.
Securities Lending
Each Fund may lend securities to brokers, dealers and finan-
cial organizations in exchange for collateral in the amount of at least 102% of the value of U.S. dollar-denominated securities loaned or at least 105% of the value of non-U.S. dollar-denomi-
nated securities loaned, marked to market daily. Each security loaned will be secured continuously by collateral in the form of cash, Money Market Instruments or U.S. Government secu-
rities. When a Fund lends its securities, it continues to receive payments equal to the dividends and interest paid on the secu-
rities loaned and simultaneously may earn interest on the rein-
vestment of the cash collateral. Any cash collateral received by the Fund in connection with these loans may be reinvested in a variety of short-term investments. Any securities collateral received by the Fund in connection with these loans may not be sold or pledged by the Fund and, accordingly, are not reflected in the Fund’s assets and liabilities. The Funds may incur fees and expenses in connection with the reinvestment of cash col-
lateral. For security loans collateralized by cash, borrowers may be entitled to receive a fee based on the amount of collateral.
The Funds are typically compensated by the difference between the amount earned on the reinvestment of cash collateral and any fees paid to the borrower. Although voting and other rights attendant to securities loaned pass to the borrower, such loans may be recalled so that the securities may be voted on by the
Fund if a material event affecting the Fund’s investment in the securities on loan is to occur. Security loans are subject to ter-
mination by the Fund or the borrower at any time. Not all Funds may participate in securities lending at any given time. No se-
curities loan shall be made on behalf of a Fund if, as a result, the aggregate value of all securities loaned by the particular
Fund exceeds one-third of the value of such Fund’s total assets
(including the value of the collateral received).
Securities lending involves exposure to certain risks, including
“gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and any fees a Fund has agreed to pay a borrower), operational risk (i.e., the risk of losses re-
sulting from problems in the settlement and the accounting
process), legal, counterparty and credit risk. If a securities lending counterparty were to default, a Fund would be subject to the risk of a possible delay in receiving collateral or in re-
covering the loaned securities, or to a possible loss of rights in the collateral. In the event a borrower does not return a Fund’s securities as agreed, the Fund may experience losses if the pro-
ceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated, plus the transaction costs incurred in purchas-
ing replacement securities. This event could trigger adverse tax consequences for a Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market. A Fund could lose money if its short-term reinvestment of the collateral declines in val-
ue over the period of the loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day.
Accounting for Derivatives Instruments
In seeking to achieve the investment objectives of Funds, the
Advisor uses a passive or mathematical approach to investing.
Using this approach, the Advisor determines the type, quanti-
ty and mix of investment positions, including derivative posi-
tions, that a Fund should hold to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index or benchmark, as ap-
propriate, based upon each Fund’s investment objective.
In connection with its management of certain series of the
Trust included in this report (ProShares Ultra Communication
Services, ProShares Ultra Consumer Discretionary, ProShares
Ultra Consumer Staples, ProShares Ultra Financials, ProShares
Ultra Energy, ProShares Ultra Health Care, ProShares Ultra In-
dustrials, ProShares Ultra Materials, ProShares Ultra Nasdaq
Biotechnology, ProShares Ultra Nasdaq Cloud Computing,
ProShares Ultra Nasdaq Cybersecurity, ProShares Ultra Real
Estate, ProShares Ultra Technology, ProShares Ultra Utilities,
ProShares UltraPro Dow30
SM
, ProShares UltraPro MidCap400,
ProShares UltraPro QQQ, ProShares UltraPro Russell2000,
ProShares UltraPro S&P500
®
, ProShares UltraPro Short
(f) U.S. Treasury Bonds, 0% to 3.88%, due 1/15/2027 to 8/15/2047; U.S. Treasury Notes, 0.13% to 4.63%, due 7/15/2025 to 8/15/2033, which had an aggregate value at the Trust level of $1,836,000,001.
(g) Federal Home Loan Bank, 0% to 5.13%, due 2/7/2024 to 3/14/2036; Federal Home Loan Mortgage Corp., 5%, due 10/30/2024; U.S.
Treasury Bills, 0%, due 12/21/2023 to 11/29/2024; U.S. Treasury Bonds, 1.63% to 5.38%, due 2/15/2031 to 8/15/2052; U.S. Treasury Notes,
0.13% to 5%, due 2/15/2024 to 9/30/2030, which had an aggregate value at the Trust level of $795,600,025.

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2023 (UNAUDITED) :: 257
PROSHARES TRUST
Dow30
SM
, ProShares UltraPro Short MidCap400, ProShares
UltraPro Short QQQ, ProShares UltraPro Short Russell2000,
ProShares UltraPro Short S&P500
®
, ProShares UltraShort Con-
sumer Discretionary, ProShares UltraShort Consumer Staples,
ProShares UltraShort Dow30
SM
, ProShares UltraShort Energy,
ProShares UltraShort Financials, ProShares UltraShort Health
Care, ProShares UltraShort Industrials, ProShares UltraShort
Materials, ProShares UltraShort MidCap400, ProShares Ultra-
Short Nasdaq Biotechnology, ProShares UltraShort QQQ, Pro-
Shares UltraShort Real Estate, ProShares UltraShort S&P500
®
,
ProShares UltraShort SmallCap600, ProShares UltraShort
Technology and ProShares UltraShort Utilities (the "Commod-
ity Pools")), the Advisor has registered as a commodity pool operator (a "CPO") and the Commodity Pools are commodity
pools under the Commodity Exchange Act (the "CEA"). Accord-
ingly, the Advisor is subject to registration and regulation as a CPO under the CEA, and must comply with various regulato-
ry requirements under the CEA and the rules and regulations
of the Commodity Futures Trading Commission ("CFTC") and
the National Futures Association ("NFA"), including investor protection requirements, antifraud provisions, disclosure re-
quirements and reporting and record keeping requirements.
The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory re-
quirements could adversely affect the Commodity Pools' total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity
Pools to additional regulation may have adverse impacts on the
Commodity Pools' operations and expenses.
All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. Certain
Funds utilized a varying level of derivative instruments in con-
junction with investment securities in seeking to meet their in-
vestment objective during the period. While the volume of open positions may vary on a daily basis as each Fund transacts de-
rivative contracts in order to achieve the appropriate exposure to meet its investment objective, the volume of these open po-
sitions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.
For financial reporting purposes, the Trust can offset finan-
cial assets and financial liabilities that are subject to master netting arrangements or similar agreements in the Statement
of Assets and Liabilities. Funds holding forward currency
contracts and/or non-exchange traded swap agreements pres-
ent the gross amounts of these assets and liabilities on their
Schedule of Portfolio Investments. Information concerning the value of and amounts due under Repurchase and Reverse Re-
purchase Agreement transactions may be found on each Fund’s
Schedule of Portfolio Investments. Information concerning the counterparties to each Repurchase Agreement and levels of
collateralization may be found above, under the caption “Re-
purchase Agreements.”
Following is a description of the Funds’ use of derivative instru-
ments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk expo-
sures related to each instrument type.
Futures Contracts
The Funds seek to invest in cash-settled, front-month crypto fu-
tures. The Funds may also invest in back-month crypto futures contracts. Front-month crypto futures contracts are those con-
tracts with the shortest time to maturity. Back-month crypto futures contracts are those with longer times to maturity.
Each Fund may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the spec-
ified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the pur-
chaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures con-
tract and the price at which the agreement is made. No physical delivery of the underlying asset is made.
The Funds generally engage in closing or offsetting transac-
tions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long posi-
tion (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a spe-
cific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures con-
tract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short po-
sition (futures contract sold) there will be a gain (loss) if the off-
setting buy transaction is carried out at a lower (higher) price, inclusive of commissions.
Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying secu-
rity or index. The extent of the Fund’s loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited. Each Fund will en-
gage in transactions in futures contracts and related options
Average quarterly exposure to
derivatives (notional amounts
in comparison to net assets)
A
UltraPro Russell2000
..........
223%
UltraPro QQQ
...............
253%
UltraPro S&P500
®
............
225%
Ultra Communication Services
..
119%
Ultra Russell2000
............
119%
Ultra S&P500
®
...............
122%

258 :: NOVEMBER 30, 2023 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.
Upon entering into a futures contract, each Fund will be re-
quired to deposit with the broker an amount of cash or cash
equivalents in the range of approximately 5% to 10% of the con-
tract amount for equity, index futures and in the range of ap-
proximately 1% to 3% of the contract amount for bond futures
(these amounts are subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,”
is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation
margin,” to and from the broker will be made as the price of the security or index underlying the futures contract fluctuates, making the long and short positions in the futures contract
more or less valuable, a process known as “marking-to-market.”
At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.
The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of
the futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Al-
though each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be giv-
en that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures con-
tract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be sus-
pended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liqui-
dation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund deter-
mines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by en-
tering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organiza-
tion, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.
Forward Currency Contracts
Each Fund may invest in forward currency contracts for in-
vestment or risk management purposes. A forward currency
contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the
date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders
(usually large commercial banks) and their customers.
At or before the maturity of a forward currency contract, a
Fund may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractu-
al obligation to deliver the currency by buying an “offsetting”
contract obligating it to buy, on the same maturity date, the same amount of the currency. If the Fund engages in an offset-
ting transaction, it may later enter into a new forward currency contract to sell the currency.
If a Fund engages in offsetting transactions, the Fund will in-
cur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it en-
ters into an offsetting contract for the purchase of the curren-
cy, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.
Non-deliverable forward foreign currency exchange contracts
are settled with the counterparty in U.S. dollars without the de-
livery of foreign currency.
Swap Agreements
Each Fund may enter into swap agreements to gain exposure
to an underlying asset without actually purchasing such asset
(or shorting such asset), or to hedge a position, including in cir-
cumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are
two-party contracts entered into primarily by institutional in-
vestors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or real-
ized on a particular pre-determined investment or instrument.
The gross return to be exchanged or “swapped” between the
parties is calculated with respect to a “notional amount,” e.g., the return on or change in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities.
Most swap agreements entered into by a Fund calculate and
settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”).
When investing in swap agreements, the Funds may hold or
gain exposure to only a representative sample of the securities in an index, or to a component of the index.
On a typical long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional
amount of the swap agreement would have increased in value

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2023 (UNAUDITED) :: 259
PROSHARES TRUST
had it been invested in the particular underlying assets (e.g., an ETF, or securities comprising an index), plus any dividends or interest that would have been received on those assets. The
Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus
the amount, if any, by which the notional amount would have
decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap should be the gain or loss on the notional amount plus
dividends or interest on the assets less the interest paid by the
Fund on the notional amount. As a trading technique, the Advi-
sor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.
Some Funds may also enter into swap agreements that provide
the opposite return of their index or a security. These swaps are similar to the long swaps disclosed above except that the coun-
terparty pays interest to each Fund on the notional amount
outstanding and that dividends or interest on the underlying instruments reduce the value of the swap. In addition, in cer-
tain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to deter-
mine the value of the swap.
A Fund’s current obligations under most swap agreements (to-
tal return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to the Fund)
and any accrued but unpaid net amounts owed to a swap coun-
terparty will be covered by segregating or earmarking cash
and/or securities determined to be liquid, but typically no pay-
ments will be made until the settlement date.
A Fund will not enter into uncleared swap agreements (i.e., not cleared by a central counterparty) unless the Advisor believes that the counterparty to the transaction is creditworthy. The counterparty to an uncleared swap agreement will typically be a major global financial institution. A Fund bears the risk of loss of the amount expected to be received under a swap agree-
ment in the event of the default or bankruptcy of a swap agree-
ment counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but
such remedies may be subject to bankruptcy and insolvency
laws that could affect the Fund’s rights as a creditor.
In the normal course of business, a Fund enters into Interna-
tional Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and represen-
tations. Certain of the Fund’s ISDA agreements contain provi-
sions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the
Fund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time,
counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an
amount equal to the net liability positions, if any, under the rel-
evant ISDA agreement. Pursuant to the terms of its ISDA agree-
ments, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by gen-
erally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counter-
party owes the Fund, subject to certain minimum thresholds,
although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in access-
ing the collateral, the Funds will be exposed to risks, including possible delays in recovering amounts as a result of bankrupt-
cy proceedings.
The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some
cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional
amount and the price of the underlying investments, and the
inability of counterparties or clearing organizations to per-
form. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the per-
formance of that index, or it may solely use swaps on an ETF to achieve its desired investment exposure. The performance of
an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a
Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index. The
Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds’ trans-
actions in swap agreements.
All of the outstanding swap agreements held by the Funds on
November 30, 2023 contractually terminate within 23 months
but may be terminated without penalty by either party daily.
Upon termination, the Fund is entitled to receive or pay the
“unrealized appreciation or depreciation” amount existing at the date of termination.
The Financial Accounting Standards Board, pursuant to Ac-
counting Standards Codification 815-10 (“ASC 815-10”), re-
quires companies (including the Trust) to disclose information intended to enable financial statement users to understand
how derivative instruments affect the Statements of Assets
and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period, in the context of each entity’s risk exposure. ASC 815-10 pro-
vides examples of risk exposure, including interest rate, for-
eign exchange, equity and credit.
As the Funds' investment objective is to approximate, on a daily basis, the corresponding performance, inverse, multiple, or in-
verse multiple of the performance of its index, the derivatives

260 :: NOVEMBER 30, 2023 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
utilized are aligned to the same primary risk.  The primary risk exposure for those Funds benchmarked to an equity index is
equity risk, for Funds benchmarked to a fixed-income index
the primary risk is interest rate risk.
The following tables indicate the location of derivative-related items on the Statements of Assets and Liabilities as well as the effect of derivative instruments on the Statements of Operations during the reporting period.
Fair Value of Derivative Instruments as of November 30, 2023
A
                      Asset Derivatives                                                                                 Liabilities Derivatives
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Appreciation*
A
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Depreciation*
A
Equity and Bond
index futures
contracts/ Non-
exchange traded
swap agreements
Net assets consist
of: Net unrealized
appreciation
(depreciation) on:
futures contracts* ;
Assets: Unrealized
appreciation on
non-exchange
traded swap
agreements
Net assets consist
of: Net unrealized
appreciation
(depreciation) on:
futures contracts* ;
Liabilities:
Unrealized
depreciation on
non-exchange
traded swap
agreements
Short 7-10 Year Treasury
Short 7-10 Year Treasury
$ 1,525,289
Short 7-10 Year Treasury $ 186,061
Short 20+ Year Treasury
Short 20+ Year Treasury
17,340,439
Short 20+ Year Treasury 2,160,958
Short Dow30SM
Short Dow30
SM
—
Short Dow30
SM
11,801,616
Short Financials
Short Financials
—
Short Financials 4,984,704
Short FTSE China 50
Short FTSE China 50
764,406
Short FTSE China 50 12,690
Short High Yield
Short High Yield
—
Short High Yield 9,369,547
Short MidCap400
Short MidCap400
291,188
Short MidCap400 833,160
Short MSCI EAFE
Short MSCI EAFE
121,284
Short MSCI EAFE 3,960,198
Short MSCI Emerging Markets
Short MSCI Emerging
Markets
336,300
Short MSCI Emerging
Markets 2,271,330
Short QQQ
Short QQQ
836,365
Short QQQ 146,408,501
Short Real Estate
Short Real Estate
230,603
Short Real Estate 2,831,386
Short Russell2000
Short Russell2000
4,714,135
Short Russell2000 10,395,763
Short S&P500®
Short S&P500
®
3,953,780
Short S&P500
®
173,460,151
Short SmallCap600
Short SmallCap600
1,745
Short SmallCap600 1,337,770
Ultra 7-10 Year Treasury
Ultra 7-10 Year Treasury
156,726
Ultra 7-10 Year Treasury 666,603
Ultra 20+ Year Treasury
Ultra 20+ Year Treasury
1,472,175
Ultra 20+ Year Treasury 10,801,006
Ultra Communication Services
Ultra Communication
Services
9,318
Ultra Communication
Services 7,301
Ultra Consumer Discretionary
Ultra Consumer
Discretionary
572,754
Ultra Consumer
Discretionary 226,224
Ultra Consumer Staples
Ultra Consumer Staples
—
Ultra Consumer Staples 542,116
Ultra Dow30SM
Ultra Dow30
SM
19,910,925
Ultra Dow30
SM
—
Ultra Energy
Ultra Energy
186,764
Ultra Energy 10,897,147
Ultra Financials
Ultra Financials
76,156,726
Ultra Financials —
Ultra FTSE China 50
Ultra FTSE China 50
370,359
Ultra FTSE China 50 4,447,618
Ultra FTSE Europe
Ultra FTSE Europe
214,544
Ultra FTSE Europe 145,471
Ultra Health Care
Ultra Health Care
1,684,152
Ultra Health Care 794,067
Ultra High Yield
Ultra High Yield
675,487
Ultra High Yield 862,759
Ultra Industrials
Ultra Industrials
1,115,401
Ultra Industrials —
Ultra Materials
Ultra Materials
2,082,690
Ultra Materials 3,460
Ultra MidCap400
Ultra MidCap400
873,490
Ultra MidCap400 4,664,607
Ultra MSCI Brazil Capped
Ultra MSCI Brazil Capped
87,315
Ultra MSCI Brazil Capped 37,116
Ultra MSCI EAFE
Ultra MSCI EAFE
941,938
Ultra MSCI EAFE 107,502
Ultra MSCI Emerging Markets
Ultra MSCI Emerging
Markets
—
Ultra MSCI Emerging
Markets 1,265,724
Ultra MSCI Japan
Ultra MSCI Japan
340,451
Ultra MSCI Japan 310,780
Ultra Nasdaq Biotechnology
Ultra Nasdaq
Biotechnology
—
Ultra Nasdaq
Biotechnology 9,601,851
Ultra Nasdaq Cloud Computing
Ultra Nasdaq Cloud
Computing
227,151
Ultra Nasdaq Cloud
Computing —
Ultra Nasdaq Cybersecurity
Ultra Nasdaq
Cybersecurity
514,480
Ultra Nasdaq
Cybersecurity —
Ultra QQQ
Ultra QQQ
789,497,659
Ultra QQQ —

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2023 (UNAUDITED) :: 261
PROSHARES TRUST
Fair Value of Derivative Instruments as of November 30, 2023
A
                      Asset Derivatives                                                                                 Liabilities Derivatives
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Appreciation*
A
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Depreciation*
A
Equity and Bond
index futures
contracts/ Non-
exchange traded
swap agreements
Net assets consist
of: Net unrealized
appreciation
(depreciation) on:
futures contracts*;
Assets: Unrealized
appreciation on
non-exchange
traded swap
agreements
Net assets consist
of: Net unrealized
appreciation
(depreciation) on:
futures contracts*;
Liabilities:
Unrealized
depreciation on
non-exchange
traded swap
agreements
Ultra Real Estate
Ultra Real Estate
464,188
Ultra Real Estate 870,102
Ultra Russell2000
Ultra Russell2000
2,548,736
Ultra Russell2000 9,098,230
Ultra S&P500®
Ultra S&P500
®
321,132,112
Ultra S&P500
®
—
Ultra Semiconductors
Ultra Semiconductors
31,077,734
Ultra Semiconductors —
Ultra SmallCap600
Ultra SmallCap600
—
Ultra SmallCap600 2,171,374
Ultra Technology
Ultra Technology
64,751,228
Ultra Technology —
Ultra Utilities
Ultra Utilities
—
Ultra Utilities 1,557,581
UltraPro Dow30SM
UltraPro Dow30
SM
75,830,314
UltraPro Dow30
SM
—
UltraPro MidCap400
UltraPro MidCap400
1,034,798
UltraPro MidCap400 2,076,236
UltraPro QQQ
UltraPro QQQ
4,661,058,218
UltraPro QQQ —
UltraPro Russell2000
UltraPro Russell2000
10,685,891
UltraPro Russell2000 825,576
UltraPro S&P500®
UltraPro S&P500
®
352,004,531
UltraPro S&P500
®
—
UltraPro Short 20+ Year Treasury
UltraPro Short 20+ Year
Treasury
28,440,033
UltraPro Short 20+ Year
Treasury 7,276,470
UltraPro Short Dow30SM
UltraPro Short Dow30
SM
—
UltraPro Short Dow30
SM
76,048,178
UltraPro Short MidCap400
UltraPro Short
MidCap400
488,941
UltraPro Short
MidCap400 1,896,401
UltraPro Short QQQ
UltraPro Short QQQ
—
UltraPro Short QQQ 1,005,598,169
UltraPro Short Russell2000
UltraPro Short
Russell2000
2,377,287
UltraPro Short
Russell2000 16,185,267
UltraPro Short S&P500®
UltraPro Short S&P500
®
4,107,093
UltraPro Short S&P500
®
416,734,572
UltraShort 7-10 Year Treasury
UltraShort 7-10 Year
Treasury
2,945,338
UltraShort 7-10 Year
Treasury 226,421
UltraShort 20+ Year Treasury
UltraShort 20+ Year
Treasury
21,530,131
UltraShort 20+ Year
Treasury 46,135,695
UltraShort Consumer Discretionary
UltraShort Consumer
Discretionary
—
UltraShort Consumer
Discretionary 948,891
UltraShort Consumer Staples
UltraShort Consumer
Staples
6,869
UltraShort Consumer
Staples 177,286
UltraShort Dow30SM
UltraShort Dow30
SM
—
UltraShort Dow30
SM
11,010,688
UltraShort Energy
UltraShort Energy
—
UltraShort Energy 5,152,719
UltraShort Financials
UltraShort Financials
—
UltraShort Financials 6,748,237
UltraShort FTSE China 50
UltraShort FTSE China 50
2,533,825
UltraShort FTSE China 50 —
UltraShort FTSE Europe
UltraShort FTSE Europe
58,655
UltraShort FTSE Europe 12,576,498
UltraShort Health Care
UltraShort Health Care
1,123
UltraShort Health Care 320,823
UltraShort Industrials
UltraShort Industrials
—
UltraShort Industrials 731,561
UltraShort Materials
UltraShort Materials
—
UltraShort Materials 510,177
UltraShort MidCap400
UltraShort MidCap400
61,236
UltraShort MidCap400 224,922
UltraShort MSCI Brazil Capped
UltraShort MSCI Brazil
Capped
—
UltraShort MSCI Brazil
Capped 5,615,150
UltraShort MSCI EAFE
UltraShort MSCI EAFE
38,856
UltraShort MSCI EAFE 815,008
UltraShort MSCI Emerging Markets
UltraShort MSCI
Emerging Markets
59,215
UltraShort MSCI
Emerging Markets 393,579
UltraShort MSCI Japan
UltraShort MSCI Japan
—
UltraShort MSCI Japan 1,393,709
UltraShort Nasdaq Biotechnology
UltraShort Nasdaq
Biotechnology
761,768
UltraShort Nasdaq
Biotechnology 55,710
UltraShort QQQ
UltraShort QQQ
721,969
UltraShort QQQ 189,607,636
UltraShort Real Estate
UltraShort Real Estate
111,995
UltraShort Real Estate 4,529,329

262 :: NOVEMBER 30, 2023 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Fair Value of Derivative Instruments as of November 30, 2023
A
                      Asset Derivatives                                                                                 Liabilities Derivatives
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Appreciation*
A
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Depreciation*
A
Equity and Bond
index futures
contracts/ Non-
exchange traded
swap agreements
Net assets consist
of: Net unrealized
appreciation
(depreciation) on:
futures contracts*;
Assets: Unrealized
appreciation on
non-exchange
traded swap
agreements
Net assets consist
of: Net unrealized
appreciation
(depreciation) on:
futures contracts*;
Liabilities:
Unrealized
depreciation on
non-exchange
traded swap
agreements
UltraShort Russell2000
UltraShort Russell2000
3,132,875
UltraShort Russell2000 7,683,559
UltraShort S&P500®
UltraShort S&P500
®
2,885,817
UltraShort S&P500
®
262,417,172
UltraShort Semiconductors
UltraShort
Semiconductors
216,959
UltraShort
Semiconductors 4,936,172
UltraShort SmallCap600
UltraShort SmallCap600
237,451
UltraShort SmallCap600 201,128
UltraShort Technology
UltraShort Technology
—
UltraShort Technology 2,666,787
UltraShort Utilities
UltraShort Utilities
472,002
UltraShort Utilities 150,449
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Portfolio Investments. For these securities, only the variation margin is reported within the asset and liability sections of the Statements of Assets and Liabilities.
The Effect of Derivative Instruments on the Consolidated Statements of Operations for the Period Ended November 30, 2023
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Location of Gain or (Loss) on
Derivatives on the Statements of
Operations
A
Fund
A
Realized Gain
or (Loss) on
Derivatives
A
Change in
Unrealized
Appreciation or
(Depreciation) on
Derivatives
A
Equity and Bond
index futures
contracts/ Non-
exchange traded
swap agreements
Net realized gain (loss) on Expiration
or closing of: futures contracts
and non-exchange traded swap
agreements; Change net unrealized
appreciation (depreciation) on:
Futures contracts and Non-exchange
traded swap agreements
Short 7-10 Year Treasury
Short 7-10 Year Treasury $ (3,032,008) $ 5,090,965
Short 20+ Year Treasury
Short 20+ Year Treasury (12,572,775) 33,368,972
Short Dow30SM
Short Dow30
SM
(8,073,420) (9,107,900)
Short Financials
Short Financials — (4,000,756)
Short FTSE China 50
Short FTSE China 50 — 22,566
Short High Yield
Short High Yield — (8,359,848)
Short MidCap400
Short MidCap400 (29,700) (1,060,240)
Short MSCI EAFE
Short MSCI EAFE — (3,161,251)
Short MSCI Emerging Markets
Short MSCI Emerging Markets — (1,719,780)
Short QQQ
Short QQQ (238,814,361) 124,463,451
Short Real Estate
Short Real Estate — (2,674,273)
Short Russell2000
Short Russell2000 (6,214,236) (14,158,714)
Short S&P500®
Short S&P500
®
(118,073,826) (39,429,151)
Short SmallCap600
Short SmallCap600 — (2,349,907)
Ultra 7-10 Year Treasury
Ultra 7-10 Year Treasury (4,255,049) 3,082,982
Ultra 20+ Year Treasury
Ultra 20+ Year Treasury (4,207,408) (8,313,468)
Ultra Communication Services
Ultra Communication Services 177,890 (99,602)
Ultra Consumer Discretionary
Ultra Consumer Discretionary 1,533,297 (592,730)
Ultra Consumer Staples
Ultra Consumer Staples — (447,971)
Ultra Dow30SM
Ultra Dow30
SM
(10,298,460) 38,048,014
Ultra Energy
Ultra Energy 24,079,654 (12,408,812)
Ultra Financials
Ultra Financials — 66,190,079
Ultra FTSE China 50
Ultra FTSE China 50 — (1,903,692)
Ultra FTSE Europe
Ultra FTSE Europe 252,642 (207,084)

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2023 (UNAUDITED) :: 263
PROSHARES TRUST
The Effect of Derivative Instruments on the Consolidated Statements of Operations for the Period Ended November 30, 2023
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Location of Gain or (Loss) on
Derivatives on the Statements of
Operations
A
Fund
A
Realized Gain
or (Loss) on
Derivatives
A
Change in
Unrealized
Appreciation or
(Depreciation) on
Derivatives
A
Equity and Bond
index futures
contracts/ Non-
exchange traded
swap agreements
Net realized gain (loss) on Expiration
or closing of: futures contracts
and non-exchange traded swap
agreements; Change net unrealized
appreciation (depreciation) on:
Futures contracts and Non-exchange
traded swap agreements
Ultra Health Care
Ultra Health Care $ — $ 53,881
Ultra High Yield
Ultra High Yield — 639,136
Ultra Industrials
Ultra Industrials — 1,256,046
Ultra Materials
Ultra Materials — 2,830,210
Ultra MidCap400
Ultra MidCap400 (396,603) 4,805,588
Ultra MSCI Brazil Capped
Ultra MSCI Brazil Capped 1,884,351 (265,058)
Ultra MSCI EAFE
Ultra MSCI EAFE (491) 258,144
Ultra MSCI Emerging Markets
Ultra MSCI Emerging Markets 1,771,066 (1,439,239)
Ultra MSCI Japan
Ultra MSCI Japan 147,180 (33,783)
Ultra Nasdaq Biotechnology
Ultra Nasdaq Biotechnology (30,098) (8,478,100)
Ultra Nasdaq Cloud Computing
Ultra Nasdaq Cloud Computing (162,893) 354,324
Ultra Nasdaq Cybersecurity
Ultra Nasdaq Cybersecurity (571,589) 913,122
Ultra QQQ
Ultra QQQ 92,463,580 326,886,496
Ultra Real Estate
Ultra Real Estate — 636,420
Ultra Russell2000
Ultra Russell2000 (2,333,627) 3,564,911
Ultra S&P500®
Ultra S&P500
®
(38,222,180) 292,558,253
Ultra Semiconductors
Ultra Semiconductors 51,194,786 (19,607,313)
Ultra SmallCap600
Ultra SmallCap600 — 247,182
Ultra Technology
Ultra Technology 72,075,455 (12,356,732)
Ultra Utilities
Ultra Utilities — (862,039)
UltraPro Dow30SM
UltraPro Dow30
SM
(18,995,004) 118,670,310
UltraPro MidCap400
UltraPro MidCap400 (24,578) 1,688,918
UltraPro QQQ
UltraPro QQQ 1,664,172,316 1,796,018,052
UltraPro Russell2000
UltraPro Russell2000 (34,212,259) 48,113,217
UltraPro S&P500®
UltraPro S&P500
®
10,855,970 350,669,472
UltraPro Short 20+ Year Treasury
UltraPro Short 20+ Year Treasury (18,176,610) 78,319,546
UltraPro Short Dow30SM
UltraPro Short Dow30
SM
(14,179,767) (105,709,594)
UltraPro Short MidCap400
UltraPro Short MidCap400 (18,226) (1,455,611)
UltraPro Short QQQ
UltraPro Short QQQ (3,306,522,771) 1,950,857,126
UltraPro Short Russell2000
UltraPro Short Russell2000 (16,037,326) (9,458,193)
UltraPro Short S&P500®
UltraPro Short S&P500
®
(68,164,662) (197,288,419)
UltraShort 7-10 Year Treasury
UltraShort 7-10 Year Treasury 6,369,527 (3,160,803)
UltraShort 20+ Year Treasury
UltraShort 20+ Year Treasury 47,929,572 66,088,807
UltraShort Consumer Discretionary
UltraShort Consumer Discretionary — (574,856)
UltraShort Consumer Staples
UltraShort Consumer Staples — (36,606)
UltraShort Dow30SM
UltraShort Dow30
SM
(3,554,581) (9,232,201)
UltraShort Energy
UltraShort Energy — (4,576,221)
UltraShort Financials
UltraShort Financials — (5,406,385)
UltraShort FTSE China 50
UltraShort FTSE China 50 956,253 (1,503,106)
UltraShort FTSE Europe
UltraShort FTSE Europe — (4,981,629)
UltraShort Health Care
UltraShort Health Care — (174,642)
UltraShort Industrials
UltraShort Industrials — (741,377)
UltraShort Materials
UltraShort Materials — (552,550)
UltraShort MidCap400
UltraShort MidCap400 (68,555) (280,461)
UltraShort MSCI Brazil Capped
UltraShort MSCI Brazil Capped — (4,101,351)
UltraShort MSCI EAFE
UltraShort MSCI EAFE — (234,108)
UltraShort MSCI Emerging Markets
UltraShort MSCI Emerging Markets — (752,648)
UltraShort MSCI Japan
UltraShort MSCI Japan — (577,700)
UltraShort Nasdaq Biotechnology
UltraShort Nasdaq Biotechnology 61,751 571,842
UltraShort QQQ
UltraShort QQQ (116,728,526) 678,861
UltraShort Real Estate
UltraShort Real Estate — (4,036,780)
UltraShort Russell2000
UltraShort Russell2000 (11,523,110) 5,499,659
UltraShort S&P500®
UltraShort S&P500
®
(18,449,940) (133,715,991)
UltraShort Semiconductors
UltraShort Semiconductors (6,613,325) 4,063,567

264 :: NOVEMBER 30, 2023 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Taxes and Distributions
Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.
As of November 30, 2023, management of the Funds has reviewed all open tax years and major jurisdictions (the last four tax year ends including the interim tax periods since then, as applicable) and concluded that there is no tax liability resulting from un-
recognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in na-
ture. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, 1256 mark-to-market, and qualified late-year loss deferrals) do not require a reclassification. Under current law, the Funds are permitted to treat on its tax return as dividends paid the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the Funds' accumulated earnings and profits. This practice, called tax “equalization,” reduces the amount of income and/or gains that the Funds are required to distribute as dividends to non-redeeming shareholders. While subject to management’s discretion, any available tax equalization is typically applied first to short-term capital gains, next to long-term capital gains and then to ordinary income. To the extent distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as a tax return of capital.
The Funds’ tax year end is October 31st and the tax character of current year distributions and current components of accumulat-
ed earnings (deficit) will be determined at the end of the current tax year.
The tax character of distributions paid for the most recent tax years ended October 31, 2023 and October 31, 2022, were as follows:
The Effect of Derivative Instruments on the Consolidated Statements of Operations for the Period Ended November 30, 2023
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Location of Gain or (Loss) on
Derivatives on the Statements of
Operations
A
Fund
A
Realized Gain
or (Loss) on
Derivatives
A
Change in
Unrealized
Appreciation or
(Depreciation) on
Derivatives
A
Equity and Bond
index futures
contracts/ Non-
exchange traded
swap agreements
Net realized gain (loss) on Expiration
or closing of: futures contracts
and non-exchange traded swap
agreements; Change net unrealized
appreciation (depreciation) on:
Futures contracts and Non-exchange
traded swap agreements
UltraShort SmallCap600
UltraShort SmallCap600 $ — $ (348,504)
UltraShort Technology
UltraShort Technology — (995,315)
UltraShort Utilities
UltraShort Utilities — 300,843
Year Ended October 31, 2023
A
Year Ended October 31, 2022
A
Fund
A
Distributions
paid from
ordinary
income
A
Distributions
paid from net
long-term
capital gains
A
Tax
return of
capital
A
Total
Distributions
A
Distributions
paid from
ordinary
income
A
Distributions
paid from net
long-term
capital gains
A
Tax
return of
capital
A
Total
Distributions
A
Short 20+ Year Treasury
$ 7,872,102 $ — $ — $ 7,872,102 $ — $ — $ — $ —
Short 7-10 Year Treasury
1,039,749 — — 1,039,749 — — — —
Short Dow30
SM
......
7,506,235 — — 7,506,235 — — — —
Short Financials
.....
950,907 — — 950,907 — — — —
Short FTSE China 50
..
176,848 — — 176,848 — — — —
Short High Yield
.....
6,766,102 — — 6,766,102 — — — —
Short MidCap400
....
381,158 — — 381,158 — — — —
Short MSCI EAFE
....
2,222,553 — — 2,222,553 — — — —
Short MSCI Emerging
Markets
..........
928,371 — — 928,371 — — — —
Short QQQ
.........
42,231,326 — — 42,231,326 — — — —

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2023 (UNAUDITED) :: 265
PROSHARES TRUST
Year Ended October 31, 2023
A
Year Ended October 31, 2022
A
Fund
A
Distributions
paid from
ordinary
income
A
Distributions
paid from net
long-term
capital gains
A
Tax
return of
capital
A
Total
Distributions
A
Distributions
paid from
ordinary
income
A
Distributions
paid from net
long-term
capital gains
A
Tax
return of
capital
A
Total
Distributions
A
Short Real Estate
....
$ 1,460,920 $ — $ — $ 1,460,920 $ — $ — $ — $ —
Short Russell2000
....
12,254,109 — — 12,254,109 — — — —
Short S&P500
®
......
71,870,948 — — 71,870,948 — — — —
Short SmallCap600
...
518,385 — — 518,385 — — — —
Ultra 20+ Year Treasury
1,523,630 — — 1,523,630 — — — —
Ultra 7-10 Year Treasury
377,505 — — 377,505 13,454 — — 13,454
Ultra Communication
Services
..........
19,602 — — 19,602 30,822 — — 30,822
Ultra Consumer
Discretionary
......
23,151 — — 23,151 — — — —
Ultra Consumer Staples
56,773 — — 56,773 39,873 — — 39,873
Ultra Dow30
SM
.......
1,336,451 — — 1,336,451 2,415,870 — — 2,415,870
Ultra Energy
........
900,344 — — 900,344 3,163,861 — — 3,163,861
Ultra Financials
......
5,820,968 — — 5,820,968 43,247,004 — — 43,247,004
Ultra FTSE China 50
..
171,574 — — 171,574 — — — —
Ultra FTSE Europe
...
46,807 — — 46,807 — — — —
Ultra Health Care
....
217,947 — — 217,947 204,234 — — 204,234
Ultra High Yield
......
277,967 — — 277,967 135,724 — — 135,724
Ultra Industrials
......
35,273 — — 35,273 5,279 — — 5,279
Ultra Materials
......
144,696 — — 144,696 409,863 — — 409,863
Ultra MidCap400
.....
1,294,229 — — 1,294,229 694,971 — — 694,971
Ultra MSCI Brazil
Capped
..........
27,171 — — 27,171 — — — —
Ultra MSCI EAFE
.....
145,179 — — 145,179 — — — —
Ultra MSCI Emerging
Markets
..........
251,221 — — 251,221 — — — —
Ultra MSCI Japan
....
66,417 — — 66,417 — — — —
Ultra Nasdaq
Biotechnology
.....
37,719 — — 37,719 — — — —
Ultra Nasdaq
Cybersecurity
.....
4,219 — — 4,219 29,506 — — 29,506
Ultra QQQ
..........
7,280,372 — — 7,280,372 — — — —
Ultra Real Estate
.....
857,924 — — 857,924 997,996 — — 997,996
Ultra Russell2000
....
600,963 — — 600,963 — — — —
Ultra S&P500
®
.......
10,742,669 — — 10,742,669 6,181,978 — — 6,181,978
Ultra Semiconductors
.
367,233 — — 367,233 — — — —
Ultra SmallCap600
...
240,010 — — 240,010 37,360 — — 37,360
Ultra Utilities
........
240,008 — — 240,008 279,175 — — 279,175
UltraPro Dow30
SM
....
7,979,156 — — 7,979,156 4,644,077 — — 4,644,077
UltraPro MidCap400
..
53,733 — — 53,733 113,258 — — 113,258
UltraPro QQQ
.......
253,211,099 — — 253,211,099 15,428 — — 15,428
UltraPro Russell2000
..
1,555,790 — — 1,555,790 — — — —
UltraPro S&P500
®
....
25,223,258 — — 25,223,258 3,324,709 — — 3,324,709
UltraPro Short 20+ Year
Treasury
..........
3,987,775 — — 3,987,775 — — — —
UltraPro Short Dow30
SM
17,677,561 — — 17,677,561 — — — —
UltraPro Short
MidCap400
.......
145,480 — — 145,480 — — — —
UltraPro Short QQQ
..
182,395,602 — — 182,395,602 — — — —
UltraPro Short
Russell2000
.......
4,200,299 — — 4,200,299 — — — —
UltraPro Short S&P500
®
45,727,411 — — 45,727,411 — — — —
UltraShort 20+ Year
Treasury
..........
20,828,935 — — 20,828,935 — — — —
UltraShort 7-10 Year
Treasury
..........
743,348 — — 743,348 — — — —
UltraShort Consumer
Discretionary
......
60,631 — — 60,631 — — — —
UltraShort Consumer
Staples
..........
44,126 — — 44,126 — — — —
UltraShort Dow30
SM
..
2,448,609 — — 2,448,609 — — — —
UltraShort Energy
....
668,831 — — 668,831 — — — —
UltraShort Financials
..
461,252 — — 461,252 — — — —

266 :: NOVEMBER 30, 2023 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
At October 31, 2023 (the Funds’ most recent tax year end), the components of accumulated earnings (deficit) on a tax basis were as follows:
Year Ended October 31, 2023
A
Year Ended October 31, 2022
A
Fund
A
Distributions
paid from
ordinary
income
A
Distributions
paid from net
long-term
capital gains
A
Tax
return of
capital
A
Total
Distributions
A
Distributions
paid from
ordinary
income
A
Distributions
paid from net
long-term
capital gains
A
Tax
return of
capital
A
Total
Distributions
A
UltraShort FTSE China
50
..............
$ 352,621 $ — $ — $ 352,621 $ — $ — $ — $ —
UltraShort FTSE Europe
1,465,286 — — 1,465,286 — — — —
UltraShort Health Care
48,006 — — 48,006 — — — —
UltraShort Industrials
.
74,456 — — 74,456 — — — —
UltraShort Materials
..
68,520 — — 68,520 — — — —
UltraShort MidCap400
73,940 — — 73,940 — — — —
UltraShort MSCI Brazil
Capped
..........
264,315 — — 264,315 — — — —
UltraShort MSCI EAFE
111,244 — — 111,244 — — — —
UltraShort MSCI
Emerging Markets
..
203,656 — — 203,656 — — — —
UltraShort MSCI Japan
122,723 — — 122,723 — — — —
UltraShort Nasdaq
Biotechnology
.....
31,495 — — 31,495 — — — —
UltraShort QQQ
.....
14,124,697 — — 14,124,697 — — — —
UltraShort Real Estate
.
1,619,874 — — 1,619,874 — — — —
UltraShort Russell2000
2,616,249 — — 2,616,249 — — — —
UltraShort S&P500
®
..
33,148,470 — — 33,148,470 — — — —
UltraShort
Semiconductors
....
261,977 — — 261,977 — — — —
UltraShort SmallCap600
88,835 — — 88,835 — — — —
UltraShort Technology
.
172,090 — — 172,090 — — — —
UltraShort Utilities
....
51,954 — — 51,954 — — — —
Fund
A
Undistributed
Ordinary
Income
A
Undistributed
Long-Term
Capital Gain
A
Accumulated
Capital and
Other Losses
A
Unrealized
Appreciation/
(Depreciation)
A
Short 7-10 Year Treasury
............
$ 443,068 $ — $ — $ 3,269,520
Short 20+ Year Treasury
............
936,850 — (513,269,644) 38,098,844
Short Dow30
SM
...................
1,104,963 — (535,540,805) (3,708,248)
Short Financials
..................
145,171 — (94,271,994) (2,473,826)
Short FTSE China 50
...............
34,387 — (8,692,286) (2,367,135)
Short High Yield
..................
953,258 — (56,807,455) (15,568,044)
Short MidCap400
.................
56,185 — (55,412,462) 276,266
Short MSCI EAFE
.................
247,059 — (135,590,092) (11,693,030)
Short MSCI Emerging Markets
.......
168,708 — (183,831,788) (8,139,041)
Short QQQ
......................
6,747,210 — (864,237,291) (255,306,829)
Short Real Estate
.................
225,099 — (35,636,442) 2,381,476
Short Russell2000
.................
1,803,628 — (745,672,927) 15,436,286
Short S&P500
®
...................
11,343,764 — (4,150,051,613) (37,576,804)
Short SmallCap600
................
62,943 — (40,487,791) (323,742)
Ultra 7-10 Year Treasury
............
67,016 — (133,230,578) (2,160,057)
Ultra 20+ Year Treasury
.............
337,840 — (37,308,751) (24,867,902)
Ultra Communication Services
.......
1,022 — (1,029,958) 1,827
Ultra Consumer Discretionary
........
— — (13,967,454) (2,390,205)
Ultra Consumer Staples
............
— — (2,533,792) (1,231,690)
Ultra Dow30
SM
....................
— — (26,269,307) (62,771,873)
Ultra Energy
.....................
— — (10,073,665) (6,289,977)
Ultra Financials
...................
560,741 — (39,900,740) (25,127,371)
Ultra FTSE China 50
...............
31,591 — (20,039,639) (3,909,064)
Ultra FTSE Europe
................
11,526 — (634,175) (397,256)
Ultra Health Care
.................
— — (29,041,245) (10,324,563)
Ultra High Yield
...................
44,778 — (5,063,696) (1,137,385)
Ultra Industrials
...................
— — (8,726,958) (1,527,200)
Ultra Materials
...................
— — (13,350,870) (4,456,968)
Ultra MidCap400
..................
104,252 — (145,727,740) (13,639,233)
Ultra MSCI Brazil Capped
...........
16,322 — (13,384,733) (1,427,178)
Ultra MSCI EAFE
..................
25,871 — (7,840,121) (417,912)
Ultra MSCI Emerging Markets
........
63,439 — (26,022,263) (3,426,226)

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2023 (UNAUDITED) :: 267
PROSHARES TRUST
Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses. Permanent differences, primarily due to gain (loss) on in-kind redemptions, reclassification on sale of derivatives, reversal of gain/(loss) on disposition of subsid-
iary units and nondeductible expenses, resulted in reclassifications as of October 31, 2023 (the Funds’ most recent tax year end), among the Funds’ components of net assets.
As of October 31, 2023 (the Funds’ most recent tax year end), the Funds had capital loss carry forwards (“CLCFs”) available to offset future realized gains, if any, to the extent provided for by regulations and to thereby reduce the amount of future taxable capital gain distributions. Under current tax law, CLCFs retain their character as either short-term or long-term capital losses, and are not subject to expiration.
Fund
A
Undistributed
Ordinary
Income
A
Undistributed
Long-Term
Capital Gain
A
Accumulated
Capital and
Other Losses
A
Unrealized
Appreciation/
(Depreciation)
A
Ultra MSCI Japan
.................
$ 9,856 $ — $ (3,216,321) $ 397,007
Ultra Nasdaq Biotechnology
.........
22,644 — (149,270,673) (38,039,359)
Ultra Nasdaq Cloud Computing
.......
— — (1,805,283) (681,870)
Ultra Nasdaq Cybersecurity
..........
5,027 — (988,381) (476,148)
Ultra QQQ
.......................
— — (1,138,260,503) 79,066,805
Ultra Real Estate
..................
149,005 — (35,830,645) (19,121,144)
Ultra Russell2000
.................
152,821 — (151,730,161) (42,687,689)
Ultra S&P500
®
....................
— — (707,422,945) (517,949,408)
Ultra Semiconductors
..............
— — (53,057,289) (496,077)
Ultra SmallCap600
................
42,325 — (9,114,540) (6,674,513)
Ultra Technology
..................
— — (105,058,899) 3,431,752
Ultra Utilities
.....................
7,752 — (3,619,438) (2,674,397)
UltraPro Dow30
SM
.................
— — (104,794,291) (102,964,663)
UltraPro MidCap400
...............
— — (4,883,243) (6,129,399)
UltraPro QQQ
....................
37,677,040 — (6,254,218,058) (684,957,311)
UltraPro Russell2000
...............
45,233 — (124,889,796) (119,740,413)
UltraPro S&P500
®
.................
1,539,200 — (1,079,654,832) (405,579,812)
UltraPro Short 20+ Year Treasury
......
3,568,487 — — 76,364,942
UltraPro Short Dow30
SM
............
2,335,431 — (1,570,703,498) 15,687,456
UltraPro Short MidCap400
..........
19,814 — (57,113,374) (161,594)
UltraPro Short QQQ
...............
33,837,926 — (5,799,961,084) (1,543,432,153)
UltraPro Short Russell2000
..........
763,948 — (541,911,100) 18,588,774
UltraPro Short S&P500
®
............
7,224,743 — (4,176,651,680) (229,852,120)
UltraShort 7-10 Year Treasury
........
122,687 — (119,473,904) 5,269,456
UltraShort 20+ Year Treasury
.........
2,730,213 — (4,617,568,564) 71,070,855
UltraShort Consumer Discretionary
....
7,586 — (17,736,071) (430,191)
UltraShort Consumer Staples
........
7,457 — (9,206,585) (13,042)
UltraShort Dow30
SM
...............
375,849 — (726,101,029) (869,719)
UltraShort Energy
.................
118,408 — (119,816,614) (5,888,259)
UltraShort Financials
...............
95,546 — (500,724,819) (2,779,953)
UltraShort FTSE China 50
...........
76,835 — (243,018,116) (6,061,144)
UltraShort FTSE Europe
............
203,226 — (255,132,840) (10,139,956)
UltraShort Health Care
.............
4,909 — (11,636,557) (114,807)
UltraShort Industrials
..............
11,928 — (20,960,293) (230,303)
UltraShort Materials
...............
8,677 — (85,574,296) (145,605)
UltraShort MidCap400
.............
13,230 — (54,942,939) 188,706
UltraShort MSCI Brazil Capped
.......
40,918 — (88,099,934) (8,922,157)
UltraShort MSCI EAFE
.............
4,987 — (22,316,805) (1,516,963)
UltraShort MSCI Emerging Markets
....
31,588 — (162,755,513) (2,583,796)
UltraShort MSCI Japan
.............
18,811 — (26,455,583) (1,927,995)
UltraShort Nasdaq Biotechnology
.....
12,756 — (74,923,039) 1,245,546
UltraShort QQQ
..................
3,202,280 — (1,570,384,864) (178,395,777)
UltraShort Real Estate
..............
297,019 — (234,798,224) 8,941,417
UltraShort Russell2000
.............
602,914 — (733,828,305) 32,944
UltraShort S&P500
®
...............
6,082,088 — (5,157,405,906) (120,923,827)
UltraShort Semiconductors
..........
47,034 — (51,549,361) (3,826,630)
UltraShort SmallCap600
............
13,412 — (31,345,701) 614,480
UltraShort Technology
..............
25,889 — (30,760,273) (1,658,863)
UltraShort Utilities
.................
6,185 — (12,258,497) 562,226

268 :: NOVEMBER 30, 2023 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
At October 31, 2023 (the Funds’ most recent tax year end), the following Funds had available CLCFs:
No Expiration Date
A
Short 20+ Year Treasury
........................................................................
$ 513,269,644
Short Dow30
SM
...............................................................................
535,540,805
Short Financials
..............................................................................
94,271,994
Short FTSE China 50
...........................................................................
8,692,286
Short High Yield
..............................................................................
56,807,455
Short MidCap400
.............................................................................
55,412,462
Short MSCI EAFE
.............................................................................
135,590,092
Short MSCI Emerging Markets
...................................................................
183,831,788
Short QQQ
..................................................................................
864,237,291
Short Real Estate
.............................................................................
35,636,442
Short Russell2000
.............................................................................
745,672,927
Short S&P500
®
...............................................................................
4,150,051,613
Short SmallCap600
............................................................................
40,487,791
Ultra 20+ Year Treasury
.........................................................................
37,308,751
Ultra 7-10 Year Treasury
........................................................................
133,230,578
Ultra Communication Services
...................................................................
1,029,958
Ultra Consumer Discretionary
....................................................................
13,967,454
Ultra Consumer Staples
........................................................................
2,533,792
Ultra Dow30
SM
................................................................................
26,269,307
Ultra Energy
.................................................................................
10,073,665
Ultra Financials
...............................................................................
39,900,740
Ultra FTSE China 50
...........................................................................
20,039,639
Ultra FTSE Europe
............................................................................
634,175
Ultra Health Care
.............................................................................
29,041,245
Ultra High Yield
...............................................................................
5,063,696
Ultra Industrials
...............................................................................
8,726,958
Ultra Materials
...............................................................................
13,350,870
Ultra MidCap400
..............................................................................
145,727,740
Ultra MSCI Brazil Capped
.......................................................................
13,384,733
Ultra MSCI EAFE
..............................................................................
7,840,121
Ultra MSCI Emerging Markets
....................................................................
26,022,263
Ultra MSCI Japan
.............................................................................
3,216,321
Ultra Nasdaq Biotechnology
.....................................................................
149,270,673
Ultra Nasdaq Cloud Computing
...................................................................
1,805,283
Ultra Nasdaq Cybersecurity
......................................................................
988,381
Ultra QQQ
...................................................................................
1,138,260,503
Ultra Real Estate
..............................................................................
35,830,645
Ultra Russell2000
.............................................................................
151,730,161
Ultra S&P500
®
................................................................................
707,422,945
Ultra Semiconductors
..........................................................................
53,057,289
Ultra SmallCap600
............................................................................
9,114,540
Ultra Technology
..............................................................................
105,058,899
Ultra Utilities
.................................................................................
3,619,438
UltraPro Dow30
SM
.............................................................................
104,794,291
UltraPro MidCap400
...........................................................................
4,883,243
UltraPro QQQ
................................................................................
6,254,218,058
UltraPro Russell2000
...........................................................................
124,889,796
UltraPro S&P500
®
.............................................................................
1,079,654,832
UltraPro Short Dow30
SM
........................................................................
1,570,703,498
UltraPro Short MidCap400
......................................................................
57,113,374
UltraPro Short QQQ
...........................................................................
5,799,961,084
UltraPro Short Russell2000
......................................................................
541,911,100
UltraPro Short S&P500
®
........................................................................
4,176,651,680
UltraShort 20+ Year Treasury
.....................................................................
4,617,568,564
UltraShort 7-10 Year Treasury
....................................................................
119,473,904
UltraShort Consumer Discretionary
................................................................
17,736,071
UltraShort Consumer Staples
....................................................................
9,206,585
UltraShort Dow30
SM
...........................................................................
726,101,029
UltraShort Energy
.............................................................................
119,816,614
UltraShort Financials
...........................................................................
500,724,819
UltraShort FTSE China 50
.......................................................................
243,018,116
UltraShort FTSE Europe
........................................................................
255,132,840
UltraShort Health Care
.........................................................................
11,636,557
UltraShort Industrials
..........................................................................
20,960,293

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2023 (UNAUDITED) :: 269
PROSHARES TRUST
At October 31, 2023 (the Funds’ most recent tax year end), the following Funds utilized CLCFs and/or elected to defer late-year ordinary losses to November 1, 2023:
3. Investment Transactions, Income and Expense Allocations
Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.
Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Div-
idend income is recorded on the ex-dividend date except for certain foreign dividends that may be recorded as soon as such in-
formation becomes available. Non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.
Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.
No Expiration Date
A
UltraShort Materials
...........................................................................
$ 85,574,296
UltraShort MidCap400
.........................................................................
54,942,939
UltraShort MSCI Brazil Capped
...................................................................
88,099,934
UltraShort MSCI EAFE
.........................................................................
22,316,805
UltraShort MSCI Emerging Markets
................................................................
162,755,513
UltraShort MSCI Japan
.........................................................................
26,455,583
UltraShort Nasdaq Biotechnology
.................................................................
74,923,039
UltraShort QQQ
..............................................................................
1,570,384,864
UltraShort Real Estate
..........................................................................
234,798,224
UltraShort Russell2000
.........................................................................
733,828,305
UltraShort S&P500
®
...........................................................................
5,157,405,906
UltraShort Semiconductors
......................................................................
51,549,361
UltraShort SmallCap600
........................................................................
31,345,701
UltraShort Technology
..........................................................................
30,760,273
UltraShort Utilities
.............................................................................
12,258,497
Fund
A
Capital Loss
Utilized
A
Ordinary Late Year
Loss Deferrals
A
Short 20+ Year Treasury
...........................................................
$ 31,810,931 $ —
Short 7-10 Year Treasury
...........................................................
75,473 —
Short Dow30
SM
..................................................................
6,363,996 —
Short Financials
.................................................................
1,479,068 —
Short High Yield
.................................................................
3,058,518 —
Short MSCI Emerging Markets
......................................................
4,457,516 —
Short QQQ
.....................................................................
8,133,168 —
Short Real Estate
................................................................
1,211,065 —
Short Russell2000
................................................................
50,224,569 —
Short SmallCap600
...............................................................
52,577 —
Ultra 20+ Year Treasury
............................................................
188,704 —
Ultra Financials
..................................................................
38,282,852 —
UltraPro Short 20+ Year Treasury
.....................................................
5,236,864 —
UltraPro Short Dow30
SM
...........................................................
11,596,511 —
UltraPro Short Russell2000
.........................................................
4,297,523 —
UltraShort 20+ Year Treasury
........................................................
781,583 —
UltraShort 7-10 Year Treasury
.......................................................
6,287,078 —
UltraShort Consumer Staples
.......................................................
57,292 —
UltraShort Dow30
SM
..............................................................
3,650,763 —
UltraShort Financials
..............................................................
1,162,380 —
UltraShort Industrials
.............................................................
148,671 —
UltraShort MidCap400
............................................................
3,622 —
UltraShort QQQ
.................................................................
39,991,354 —
UltraShort Russell2000
............................................................
17,532,805 —
UltraShort S&P500
®
..............................................................
61,347,320 —

270 :: NOVEMBER 30, 2023 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
4. Advisory and Management Service Fees and Transactions with Affiliates
The Advisor serves as the investment adviser to each Fund pursuant to an Investment Advisory Agreement. For its investment advisory services, each Fund pays the Advisor a monthly fee, accrued daily at an annualized rate based on its average daily net assets. Pursuant to a separate Management Services Agreement, the Advisor performs certain administrative services on behalf of the Funds, such as negotiating, coordinating and implementing the Trust’s contractual obligations with the Funds’ service providers; monitoring, overseeing and reviewing the performance of such service providers to ensure adherence to applicable contractual obligations; and preparing or coordinating reports and presentations to the Board of Trustees with respect to such service providers. For these and other services, each Fund pays the Advisor monthly management services fees, accrued daily at an annualized rate based on its average daily net assets.
The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses, in order to limit the annual operating expenses of each Fund. These expense limitations remain in effect until the dates specified in the table below, after which they may be terminated or revised.
For the period ended November 30, 2023, advisory and management services fees, waivers, reimbursements, and expense limita-
tions were as follows:
Fund
A
Investment
Advisory
Fee Rate
*
A
Management
Services Fee
Rate
A
Advisory Fees
Waived
A
Management
Services Fees
Waived
A
Expense
Reimbursements
A
Expense
Limitation
A
Expense Limitation
Effective Through
A
Short 7-10 Year Treasury
...
0.75% 0.10% $ 23,976 $ — $ — 0.95 % September 30, 2024
Short Dow30
SM
...........
0.75 0.10 8,320 — — 0.95 September 30, 2024
Short Financials
..........
0.75 0.10 34,332 — — 0.95 September 30, 2024
Short FTSE China 50
......
0.75 0.10 27,913 3,722 8,168 0.95 September 30, 2024
Short High Yield
..........
0.75 0.10 29,231 — — 0.95 September 30, 2024
Short MidCap400
.........
0.75 0.10 31,692 — — 0.95 September 30, 2024
Short MSCI EAFE
.........
0.75 0.10 33,261 — — 0.95 September 30, 2024
Short MSCI Emerging Markets 0.75 0.10 37,305 — — 0.95 September 30, 2024
Short QQQ
..............
0.75 0.10 199,786 — — 0.95 September 30, 2024
Short Real Estate
.........
0.75 0.10 36,711 — — 0.95 September 30, 2024
Short Russell2000
........
0.75 0.10 100,735 — — 0.95 September 30, 2024
Short SmallCap600
.......
0.75 0.10 29,567 — — 0.95 September 30, 2024
Ultra 20+ Year Treasury
....
0.75 0.10 18,455 — — 0.95 September 30, 2024
Ultra 7-10 Year Treasury
....
0.75 0.10 31,236 — — 0.95 September 30, 2024
Ultra Communication Services 0.75 0.10 3,501 467 50,907 0.95 September 30, 2024
Ultra Consumer Discretionary 0.75 0.10 50,563 — — 0.95 September 30, 2024
Ultra Consumer Staples
....
0.75 0.10 26,286 3,505 22,636 0.95 September 30, 2024
Ultra Dow30
SM
...........
0.75 0.10 13,586 — — 0.95 September 30, 2024
Ultra Energy
.............
0.75 0.10 45,430 — — 0.95 September 30, 2024
Ultra FTSE China 50
.......
0.75 0.10 41,579 7 — 0.95 September 30, 2024
Ultra FTSE Europe
........
0.75 0.10 15,877 2,117 20,329 0.95 September 30, 2024
Ultra Health Care
.........
0.75 0.10 44,880 — — 0.95 September 30, 2024
Ultra High Yield
..........
0.75 0.10 33,636 — — 0.95 September 30, 2024
Ultra Industrials
..........
0.75 0.10 50,796 — — 0.95 September 30, 2024
Ultra Materials
...........
0.75 0.10 46,305 — — 0.95 September 30, 2024
Ultra MidCap400
.........
0.75 0.10 18,071 — — 0.95 September 30, 2024
Ultra MSCI Brazil Capped
..
0.75 0.10 17,218 2,296 18,757 0.95 September 30, 2024
Ultra MSCI EAFE
.........
0.75 0.10 34,306 4,070 — 0.95 September 30, 2024
Ultra MSCI Emerging Markets 0.75 0.10 35,711 — — 0.95 September 30, 2024
Ultra MSCI Japan
.........
0.75 0.10 30,999 4,133 30,552 0.95 September 30, 2024
Ultra Nasdaq Biotechnology
.
0.75 0.10 71,638 — — 0.95 September 30, 2024
Ultra Nasdaq Cloud Computing 0.75 0.10 9,319 1,242 40,241 0.95 September 30, 2024
Ultra Nasdaq Cybersecurity
.
0.75 0.10 7,663 1,022 23,695 0.95 September 30, 2024
Ultra QQQ *
.............
0.75 0.10 598,033 — — 0.95 September 30, 2024
Ultra Real Estate
.........
0.75 0.10 44,975 — — 0.95 September 30, 2024
Ultra Russell2000
.........
0.75 0.10 110,399 — — 0.95 September 30, 2024
Ultra S&P500
®
...........
0.75 0.10 36,375 — — 0.95 September 30, 2024
Ultra Semiconductors
.....
0.75 0.10 31,770 — — 0.95 September 30, 2024
Ultra SmallCap600
........
0.75 0.10 58,765 — — 0.95 September 30, 2024
Ultra Utilities
............
0.75 0.10 33,095 4,412 14,769 0.95 September 30, 2024
UltraPro MidCap400
......
0.75 0.10 63,033 — — 0.95 September 30, 2024
UltraPro QQQ
...........
0.75 0.10 11,626,051 — — 0.95 September 30, 2024
UltraPro Russell2000
......
0.75 0.10 146,966 — — 0.95 September 30, 2024
UltraPro Short MidCap400
..
0.75 0.10 22,318 2,976 7,806 0.95 September 30, 2024
UltraPro Short QQQ
.......
0.75 0.10 579,472 — — 0.95 September 30, 2024

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2023 (UNAUDITED) :: 271
PROSHARES TRUST
For each Fund, amounts waived or reimbursed by the Advisor may be recouped by the Advisor within five years of the end of the applicable contractual period to the extent that such recoupments would not cause a Fund’s annualized operating expenses to exceed the lesser of (1) the expense limitation in effect at the time of waiver, and (2) the expense limitation in effect at the time of recoupment. Any amounts recouped by the Advisor during the period are reflected in the Statements of Operations as “Recoup-
ment of prior expenses waived and/or reimbursed by Advisor”. As of November 30, 2023, the amounts eligible for recoupment and the date of expiration are as follows:
Fund
A
Investment
Advisory
Fee Rate
*
A
Management
Services Fee
Rate
A
Advisory Fees
Waived
A
Management
Services Fees
Waived
A
Expense
Reimbursements
A
Expense
Limitation
A
Expense Limitation
Effective Through
A
UltraPro Short Russell2000
.
0.75% 0.10% $ 65,453 $ — $ — 0.95 % September 30, 2024
UltraShort 7-10 Year Treasury 0.75 0.10 25,207 — — 0.95 September 30, 2024
UltraShort Consumer
Discretionary
...........
0.75 0.10 7,042 939 25,504 0.95 September 30, 2024
UltraShort Consumer Staples 0.75 0.10 5,380 717 28,674 0.95 September 30, 2024
UltraShort Dow30
SM
.......
0.75 0.10 19,262 — — 0.95 September 30, 2024
UltraShort Energy
.........
0.75 0.10 32,411 — — 0.95 September 30, 2024
UltraShort Financials
......
0.75 0.10 33,305 — — 0.95 September 30, 2024
UltraShort FTSE China 50
..
0.75 0.10 42,375 — — 0.95 September 30, 2024
UltraShort FTSE Europe
....
0.75 0.10 34,725 — — 0.95 September 30, 2024
UltraShort Health Care
.....
0.75 0.10 5,613 748 27,884 0.95 September 30, 2024
UltraShort Industrials
......
0.75 0.10 11,424 1,523 21,286 0.95 September 30, 2024
UltraShort Materials
.......
0.75 0.10 8,137 1,085 24,731 0.95 September 30, 2024
UltraShort MidCap400
.....
0.75 0.10 9,336 1,245 23,729 0.95 September 30, 2024
UltraShort MSCI Brazil Capped 0.75 0.10 35,308 2,242 — 0.95 September 30, 2024
UltraShort MSCI EAFE
.....
0.75 0.10 8,727 1,164 27,688 0.95 September 30, 2024
UltraShort MSCI Emerging
Markets
..............
0.75 0.10 28,601 3,813 4,480 0.95 September 30, 2024
UltraShort MSCI Japan
....
0.75 0.10 18,874 2,516 15,218 0.95 September 30, 2024
UltraShort Nasdaq
Biotechnology
..........
0.75 0.10 18,807 2,508 10,813 0.95 September 30, 2024
UltraShort QQQ
..........
0.75 0.10 128,032 — — 0.95 September 30, 2024
UltraShort Real Estate
.....
0.75 0.10 36,064 — — 0.95 September 30, 2024
UltraShort Russell2000
.....
0.75 0.10 55,705 — — 0.95 September 30, 2024
UltraShort Semiconductors
.
0.75 0.10 28,666 3,774 — 0.95 September 30, 2024
UltraShort SmallCap600
....
0.75 0.10 12,548 1,673 18,800 0.95 September 30, 2024
UltraShort Technology
.....
0.75 0.10 16,923 2,256 15,161 0.95 September 30, 2024
UltraShort Utilities
........
0.75 0.10 7,335 978 24,754 0.95 September 30, 2024
* Fund that reduces the annualized advisory fee rate subject to the following breakpoints: 0.75% of the first $4.0 billion of average daily net assets of the Fund, 0.70% of the next $1.5 billion, 0.65% of the next $1.5 billion, 0.60% of the next $1.5 billion and 0.55% of average daily net assets of the Fund over $8.5 billion. To the extent that a Fund achieves an asset breakpoint, the Advisor will waive fees in order to match the corresponding reduction in the tiered advisory fee limit. Any such waivers are reflected as a component of “Expenses waived and/or reimbursed by Advisor” on the Statements of Operations, and are not subject to subsequent recoupment by the Advisor. During the year ended November 30, 2023, advisory fees of $225,296 were waived for Ultra QQQ pursuant to this agreement, resulting in a net advisory fee of 0.75%. During the year ended November 30, 2023, advisory fees of $36,375 were waived for Ultra S&P 500 pursuant to this agreement, resulting in a net advisory fee of 0.75%. During the year ended November 30, 2023, advisory fees of $11,626,051 were waived for UltraPro
QQQ pursuant to this agreement, resulting in a net advisory fee of 0.65%. During the year ended November 30, 2023, advisory fees of
$89,340 were waived for UltraPro Short QQQ pursuant to this agreement, resulting in a net advisory fee of 0.75%.
Expires September 30,
Fund 2024 2025 2026 2027 2028 2029
Total Amount
Eligible for
Recoupment
Short 7-10 Year Treasury
.........
$ 68,440 $ 58,236 $ 39,494 $ 4,634 $ 54,992 $ 3,040 $ 228,836
Short Dow30
SM
................
50,881 81,443 71,179 — 43,509 — 247,012
Short Financials
...............
67,106 66,465 67,738 63,344 62,972 15,321 342,946
Short FTSE China 50
............
72,169 73,907 69,478 89,557 86,187 13,254 404,552
Short High Yield
...............
67,482 89,319 73,328 63,664 95,987 6,700 396,480
Short MidCap400
..............
64,470 62,288 64,925 62,578 65,389 10,037 329,687
Short MSCI EAFE
..............
65,324 67,005 77,986 70,867 82,669 5,759 369,610
Short MSCI Emerging Markets
....
67,720 74,764 73,663 81,886 101,785 9,542 409,360
Short QQQ
...................
289,992 356,298 296,075 403,339 637,777 40,732 2,024,213
Short Real Estate
..............
68,486 68,631 72,237 63,254 71,901 16,579 361,088
Short Russell2000
..............
188,717 278,667 231,769 181,302 266,119 26,983 1,173,557
Short SmallCap600
.............
69,876 67,242 69,001 66,777 61,201 10,590 344,687

272 :: NOVEMBER 30, 2023 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Employees of the Advisor serve in the roles of Interested Trustee, President, Chief Legal Officer and Secretary of the Trust. These
individuals receive no compensation directly from the Trust. Another employee of the Advisor serves as Chief Compliance Officer
Expires September 30,
Fund 2024 2025 2026 2027 2028 2029
Total Amount
Eligible for
Recoupment
(continued)
Ultra 20+ Year Treasury
..........
$ 92,526 $ 88,560 $ 86,760 $ 78,895 $ 38,163 $ 4,498 $ 389,402
Ultra 7-10 Year Treasury
.........
89,428 90,240 91,778 89,206 55,323 9,924 425,899
Ultra Communication Services
....
108,608 107,921 108,243 111,291 113,719 18,266 568,048
Ultra Consumer Discretionary
.....
103,519 125,868 117,859 106,903 104,262 15,043 573,454
Ultra Consumer Staples
.........
105,592 122,429 108,679 122,716 110,620 15,302 585,338
Ultra Dow30
SM
.................
81,665 88,574 44,099 23,810 49,729 — 287,877
Ultra Energy
..................
128,797 139,377 103,663 92,512 106,280 12,867 583,496
Ultra Financials
................
34,231 123,292 — 3,013 — — 160,536
Ultra FTSE China 50
............
77,866 88,086 79,216 98,616 88,847 13,525 446,156
Ultra FTSE Europe
.............
67,523 68,397 91,549 83,233 78,643 12,593 401,938
Ultra Health Care
..............
135,285 131,973 94,412 121,233 120,036 7,566 610,505
Ultra High Yield
................
157,016 76,009 127,422 44,669 63,981 11,596 480,693
Ultra Industrials
................
101,797 124,278 143,038 104,318 116,750 13,298 603,479
Ultra Materials
................
101,333 104,481 92,884 110,973 100,812 14,076 524,559
Ultra MidCap400
...............
139,894 129,159 153,030 85,292 93,263 — 600,638
Ultra MSCI Brazil Capped
........
68,922 68,903 73,357 94,920 79,758 12,164 398,024
Ultra MSCI EAFE
...............
68,038 67,971 61,981 97,732 77,284 12,660 385,666
Ultra MSCI Emerging Markets
.....
64,469 67,179 74,970 82,325 75,443 10,483 374,869
Ultra MSCI Japan
..............
78,351 68,707 76,205 108,148 167,664 22,436 521,511
Ultra Nasdaq Biotechnology
......
348,301 239,152 310,901 235,559 201,238 4,198 1,339,349
Ultra Nasdaq Cloud Computing
....
— — 40,946 88,820 104,680 17,033 251,479
Ultra Nasdaq Cybersecurity
.......
— — 39,101 66,317 62,222 10,385 178,025
Ultra QQQ
....................
734,603 856,753 721,976 889,318 857,958 155,192 4,215,800
Ultra Real Estate
...............
116,571 141,016 99,269 114,980 101,822 11,611 585,269
Ultra Russell2000
..............
598,481 325,953 1,190,983 1,132,650 76,452 868 3,325,387
Ultra Semiconductors
...........
104,479 116,117 78,674 89,232 110,770 11,350 510,622
Ultra SmallCap600
.............
112,888 144,160 105,717 151,135 120,084 21,674 655,658
Ultra Technology
...............
124,007 100,677 — 35,534 5,234 — 265,452
Ultra Utilities
..................
102,810 121,341 137,989 86,840 112,177 15,959 577,116
UltraPro Dow30
SM
..............
64,929 78,445 — — — — 143,374
UltraPro MidCap400
............
112,697 132,762 108,219 208,021 129,805 18,754 710,258
UltraPro Russell2000
............
827,229 823,180 1,251,635 1,165,426 88,500 9,780 4,165,750
UltraPro Short 20+ Year Treasury
...
— — — — 69 4,587 4,656
UltraPro Short Dow30
SM
.........
32,832 105,555 100,678 — — — 239,065
UltraPro Short MidCap400
.......
72,678 70,658 73,860 71,947 68,028 10,406 367,577
UltraPro Short QQQ
............
465,760 788,628 705,136 750,180 1,375,086 183,142 4,267,932
UltraPro Short Russell2000
.......
98,638 150,084 160,458 136,242 152,656 18,842 716,920
UltraShort 7-10 Year Treasury
.....
38,596 53,252 46,329 27,548 50,469 7,200 223,394
UltraShort Consumer Discretionary
.
70,715 70,585 69,905 73,284 68,410 10,985 363,884
UltraShort Consumer Staples
.....
69,385 69,579 68,984 77,931 69,201 11,712 366,792
UltraShort Dow30
SM
............
69,621 98,336 79,732 51,568 70,453 — 369,710
UltraShort Energy
..............
67,749 67,234 64,443 72,145 64,701 11,258 347,530
UltraShort Financials
............
69,598 74,558 71,867 68,883 71,736 11,564 368,206
UltraShort FTSE China 50
........
84,460 90,775 74,667 96,597 92,984 13,792 453,275
UltraShort FTSE Europe
.........
66,712 68,772 66,885 79,728 75,212 12,436 369,745
UltraShort Health Care
..........
68,921 69,051 68,004 77,760 68,343 11,442 363,521
UltraShort Industrials
...........
69,530 70,135 68,882 79,531 68,892 11,436 368,406
UltraShort Materials
............
70,451 71,277 68,121 69,860 70,069 11,302 361,080
UltraShort MidCap400
..........
72,713 72,300 72,191 73,814 72,817 10,931 374,766
UltraShort MSCI Brazil Capped
....
62,331 63,948 70,621 96,983 74,762 11,303 379,948
UltraShort MSCI EAFE
..........
69,545 70,471 68,132 89,336 77,083 12,303 386,870
UltraShort MSCI Emerging Markets
.
67,151 69,292 69,189 88,250 75,105 11,699 380,686
UltraShort MSCI Japan
..........
68,641 68,361 68,340 89,339 73,615 12,025 380,321
UltraShort Nasdaq Biotechnology
..
73,296 73,070 67,920 74,186 67,539 9,906 365,917
UltraShort QQQ
...............
230,252 263,220 185,861 218,077 308,243 42,115 1,247,768
UltraShort Real Estate
...........
81,940 87,665 74,474 71,701 71,012 15,264 402,056
UltraShort Russell2000
..........
115,973 148,967 123,449 117,432 126,649 16,096 648,566
UltraShort Semiconductors
.......
70,672 72,127 69,723 68,978 69,624 10,492 361,616
UltraShort SmallCap600
.........
70,540 69,711 71,020 70,968 70,218 10,408 362,865
UltraShort Technology
...........
71,059 72,086 68,752 73,598 67,410 11,602 364,507
UltraShort Utilities
..............
68,277 69,238 67,517 69,824 69,228 10,762 354,846

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2023 (UNAUDITED) :: 273
PROSHARES TRUST
and Anti-Money Laundering Officer. This individual’s related compensation, along with the compensation of staff who administer the Funds’ compliance program, and certain other expenses are reimbursed to the Advisor by the Funds and are reflected on the
Statements of Operations as “Compliance services fees”.
5. Administration Fees
JPMorgan Chase Bank, N.A. acts as the Trust’s administrator (the “Administrator”). The Administrator provides certain admin-
istrative services to the Funds, including fund accounting, fund administration and certain compliance services, pursuant to a
Fund Services Agreement. For these services, each Fund shall pay the Administrator monthly, a fee accrued daily and based on average net assets. Each Fund may also reimburse the Administrator for such out-of-pocket expenses as incurred by the Adminis-
trator in the performance of its duties. Such fees are reflected on the Statements of Operations as “Administration Fees”. Certain
employees of the Administrator are also officers of the Trust.
6. Custodian Fees
JPMorgan Chase Bank, N.A. acts as custodian for the Funds in accordance with a Custody Agreement. The custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. Custodian fees are payable monthly based on assets held in custody, investment purchases and sales activity and account maintenance fees, plus reimbursement for certain out-of-pocket expenses. Such fees are reflected on the Statements of Operations as “Custodian Fees”.
7. Listing, Data and Related Fees
The Funds may incur costs relating to their initial and ongoing listing on an exchange and for the calculation and dissemination of Indicative Optimized Portfolio Values (IOPVs). Additionally, a Fund may enter into a license agreement for the right to use an
Index and the related Trade Mark(s) and to receive data related to the index from the index provider. The portion of such costs attributed to each Fund is reflected on the Statements of Operations as “Listing, Data and related fees”.
8. Trustees Fees
The Trust, together with other affiliated trusts, pay each Independent Trustee an aggregate fee consisting of a $325,000 annual retainer (paid in quarterly increments) for services provided as a Board member. Such fees are allocated between the Funds and other affiliated funds. Each Fund’s share of these fees, together with reimbursable expenses of the Trustees, is reflected on the
Statements of Operations as “Trustees Fees”.
9. Distribution and Service Plan
SEI Investments Distribution Co. serves as the Funds’ distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.
10. Issuance and Redemption of Fund Shares
Each Fund issues and redeems its shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit or delivery of a basket of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares.
To the extent the Funds permit the contribution of securities in exchange for the purchase of shares (contribution in-kind), shares may be issued in advance of receipt by the Fund of all or a portion of the applicable Deposit Securities.  In these circumstances, the Fund may require the Authorized Participant to maintain with the Trust an amount up to 115% and/or 125% of the daily mark-
to-market value of the missing Deposit Securities.
Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.
Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees related to unsettled Creation Unit transactions are included in the receivable for capital shares issued on the Statements of Assets and Liabilities. None of the Funds had any transaction fees for the period ended
November 30, 2023 or the year ended May 31, 2023.

274 :: NOVEMBER 30, 2023 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
11. Investment Transactions
For the period ended November 30, 2023, the cost of securities purchased and proceeds from sales of securities (U.S. government securities for ProShares Ultra 7-10 Year Treasury and ProShares Ultra 20+ Year Treasury), excluding short-term securities, deriv-
atives and in-kind transactions, were:
12. In-Kind Transactions
During the period presented in this report, certain Funds delivered portfolio securities in exchange for the redemption of shares
(redemption-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the
Funds recorded net realized gains and losses in connection with each transaction.
For the period ended November 30, 2023, the fair value of the securities transferred for redemptions, and the net realized gains
(losses) recorded in connection with the transactions were as follows:
Fund
A
Purchases
A
Sales
A
Ultra Communication Services
.......................................................
$ 842,516 $ 190,789
Ultra Consumer Discretionary
........................................................
4,773,082 1,695,533
Ultra Consumer Staples
............................................................
1,098,032 793,369
Ultra Dow30
SM
....................................................................
54,976,479 —
Ultra Energy
.....................................................................
11,461,977 2,414,792
Ultra Financials
...................................................................
395,947,274 353,773,914
Ultra Health Care
.................................................................
3,830,043 1,002,845
Ultra Industrials
...................................................................
2,670,655 222,973
Ultra Materials
...................................................................
3,515,372 143,578
Ultra MidCap400
..................................................................
13,300,686 18,787,170
Ultra Nasdaq Biotechnology
.........................................................
3,741,596 6,319,795
Ultra Nasdaq Cloud Computing
.......................................................
1,229,967 713,390
Ultra QQQ
.......................................................................
1,544,903,307 610,132,175
Ultra Real Estate
..................................................................
2,683,090 2,524,488
Ultra Russell2000
.................................................................
36,264,666 38,350,543
Ultra S&P500
®
....................................................................
726,582,653 98,445,662
Ultra Semiconductors
..............................................................
174,733,818 114,555,517
Ultra SmallCap600
................................................................
3,840,393 6,931,119
Ultra Technology
..................................................................
143,638,497 27,032,972
Ultra Utilities
.....................................................................
4,985,473 82,854
UltraPro Dow30
SM
.................................................................
14,988,152 80,414,572
UltraPro MidCap400
...............................................................
5,327,163 8,136,596
UltraPro QQQ
....................................................................
6,314,636,577 1,676,762,894
UltraPro Russell2000
...............................................................
310,013,660 316,844,377
UltraPro S&P500
®
.................................................................
205,123,379 322,176,008
Fund
A
Fair Value
A
Net Realized Gains
(Losses)
A
Ultra Consumer Discretionary
.....................................................
$ 5,417,041 $ 671,734
Ultra Consumer Staples
.........................................................
2,674,796 (72,837)
Ultra Dow30
SM
.................................................................
86,774,077 3,349,150
Ultra Energy
..................................................................
19,765,450 4,241,069
Ultra Financials
................................................................
29,310,584 3,462,406
Ultra Health Care
..............................................................
5,860,157 516,111
Ultra Industrials
................................................................
6,453,623 502,906
Ultra Materials
................................................................
10,983,474 646,546
Ultra MidCap400
...............................................................
5,288,862 1,237,377
Ultra Nasdaq Biotechnology
......................................................
8,442,753 672,398
Ultra Nasdaq Cloud Computing
....................................................
334,755 59,859
Ultra QQQ
....................................................................
1,904,424,308 247,633,204
Ultra Real Estate
...............................................................
2,893,381 247,138
Ultra S&P500
®
.................................................................
2,331,561,367 79,527,720
Ultra Semiconductors
...........................................................
33,855,232 10,326,081
Ultra SmallCap600
.............................................................
2,177,736 234,349
Ultra Technology
...............................................................
114,920,332 22,234,022
Ultra Utilities
..................................................................
2,366,953 (1,980)
UltraPro Dow30
SM
..............................................................
283,341,417 11,047,931
UltraPro MidCap400
............................................................
3,595,300 539,138
UltraPro QQQ
.................................................................
14,713,442,921 728,811,316

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2023 (UNAUDITED) :: 275
PROSHARES TRUST
In addition, during the period, certain Funds received securities in exchange for subscriptions of shares (subscriptions-in-kind).
For the period ended November 30, 2023, the fair value of the securities received for subscriptions were as follows:
13. Risk
Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.
Risks Associated with the Use of Derivatives
Certain Funds obtain investment exposure through derivatives (including investing in futures contracts, options on futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments). Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying the derivative, including: 1) the risk that there may be imperfect correlation be-
tween the price of financial instruments and movements in the prices of the underlying reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses;
5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. The occurrence of any of these factors may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.
Certain Funds may use a combination of swaps on an underlying index or swaps on an ETF that is designed to track the perfor-
mance of that index. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.
Moreover, with respect to the use of swap agreements, if an index has a dramatic intraday move that causes a material decline in a Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agree-
ment or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund’s return.
Fund
A
Fair Value
A
Net Realized Gains
(Losses)
A
UltraPro Russell2000
............................................................
$ 1,663,366 $ 425,380
UltraPro S&P500
®
..............................................................
1,989,652,261 109,654,904
Fund
A
Fair Value
A
Ultra Communication Services
....................................................................
$ 472,930
Ultra Consumer Discretionary
.....................................................................
2,275,293
Ultra Energy
..................................................................................
7,279,614
Ultra Health Care
..............................................................................
1,777,635
Ultra Industrials
................................................................................
786,688
Ultra Materials
................................................................................
4,054,611
Ultra MidCap400
...............................................................................
5,044,364
Ultra Nasdaq Biotechnology
......................................................................
3,468,607
Ultra Nasdaq Cloud Computing
....................................................................
1,248,239
Ultra QQQ
....................................................................................
454,724,413
Ultra S&P500
®
.................................................................................
1,193,396,629
Ultra Semiconductors
...........................................................................
44,096,875
Ultra Technology
...............................................................................
16,019,381
Ultra Utilities
..................................................................................
497,017
UltraPro Dow30
SM
..............................................................................
234,071,783
UltraPro MidCap400
............................................................................
2,239,827
UltraPro QQQ
.................................................................................
9,733,448,584
UltraPro Russell2000
............................................................................
18,261,228
UltraPro S&P500
®
..............................................................................
1,646,134,075

276 :: NOVEMBER 30, 2023 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Leverage Risk
Certain Funds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their invest-
ment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.
Because the Funds that utilize leverage include either a -3x or 3x multiplier or a -2x or 2x multiplier, a single day adverse price movement approaching 33% or 50%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.
Concentration Risk
Certain Funds may typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating invest-
ments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.
Correlation Risk
There is no guarantee that a Fund will achieve a high degree of correlation with its index or a multiple or inverse thereof.
Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. The percentage change of the Fund’s NAV each day may differ, perhaps significantly in amount, and possibly even direction, from the percent-
age change of the Fund’s index on such day. A number of other factors may adversely affect a Fund’s correlation with its index, including material over- or under-exposure, fees, expenses, transaction costs, financing costs associated with the use of deriv-
atives, income items, valuation methodology, infrequent trading in the securities underlying its index, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. While each
Fund generally attempts to track the performance of the Index by investing all, or substantially all, of its assets in the secu-
rities that make up the Index in approximately the same proportion as their weighting in the Index, at times a Fund may not have investment exposure to all securities in its index, or, with respect to equity funds, its weighting of investment exposure to such securities, financial investments or industries may be different from that of the index. In addition, a Fund may invest in securities or financial investments not included in the index or in financial instruments. Each Fund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, or for other reasons, each of which may negatively affect the Fund’s correlation with its index. A Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to its index and may be impacted by index re-
constitutions and index rebalancing events. Additionally, a Fund’s underlying investments may trade on markets that may or may not be open on the same day as the Fund. Furthermore, a Fund’s currency holdings may be valued at a different time than the level of its index. In addition, the Funds with a foreign currency hedging strategy may also be unable to perfectly match the Index and will introduce additional costs, both sources of additional correlation risk. Any of these factors could decrease correlation between the performance of a Fund and the index and may hinder a Fund’s ability to meet its investment objective.
Counterparty Risk
A Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or other-
wise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to financial instruments (including derivatives and repurchase agreements) entered into by the Fund. A Fund generally structures the agreements such that either party can terminate the contract without penalty prior to the termination date. If a counterparty terminates a contract, a Fund may not be able to invest in other derivatives to achieve the desired exposure, or achieving such exposure may be more expensive. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement.
At November 30, 2023, the ProShares Ultra MSCI EAFE, ProShares Ultra Nasdaq Cybersecurity, ProShares UltraPro QQQ
®
,
ProShares UltraPro Short 20+ Year Treasury, ProShares UltraPro Short MidCap400, ProShares UltraShort 7-10 Year Treasury,
ProShares UltraShort Nasdaq Biotechnology, ProShares UltraShort SmallCap600 and ProShares UltraShort Utilities Funds
had net unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund's net assets.
Geographic Concentration Risk
Certain Funds that focus their investments in companies economically tied to particular foreign countries or geographic re-
gions may be particularly susceptible to political, social, economic or regulatory events affecting those countries or regions.
The performance of such Funds may be more volatile than a more geographically diversified fund.

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2023 (UNAUDITED) :: 277
PROSHARES TRUST
Foreign Currency Risk
Certain Funds may seek leveraged, inverse, or inverse leveraged exposure to investments denominated in foreign currencies.
Investments denominated in foreign currencies are exposed to more risk than those investments denominated in U.S. dollars.
The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign currency losses could offset or exceed any potential gains, or add to losses, in the related investments. Regulatory fees or higher custody fees maybe imposed on foreign currency holdings.
Inflation Risk
Inflation risk is the risk that the value of assets or income from a Fund’s investments will be worth less in the future as infla-
tion decreases the value of payments at future dates. As inflation increases, the real value of a Fund’s portfolio could decline.
Inflation rates may change frequently and drastically as a result of various factors and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders’ investments in a Fund. Inflation has recently increased and it cannot be predicted whether it may decline.
Liquidity Risk
In certain circumstances, such as the disruption of the orderly markets for the securities and/or financial instruments in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities and/or financial instruments in which a Fund in-
vests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its index.
Debt Instrument Risk
Certain Funds invest in, or seek leveraged, inverse, or inverse leveraged exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations. These factors may cause the value of an investment in a Fund to change.
Natural Disaster/Epidemic Risk
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-relat-
ed phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus
COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate polit-
ical, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disrup-
tions to important global, local and regional supply chains affected, with potential corresponding results on the operating per-
formance of the Funds and their investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reduc-
ing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’
investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete re-
demptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on a Fund’s performance, resulting in losses to your investment.
Risk of Public Health Disruptions
Widespread disease, including public health disruptions, pandemics and epidemics (for example, COVID-19 including its vari-
ants), have been and may continue to be highly disruptive to economies and markets. Health crises could exacerbate political, social, and economic risks, and result in breakdowns, delays, shutdowns, social isolation, civil unrest, periods of high unem-
ployment, shortages in and disruptions to the medical care and consumer goods and services industries, and other disrup-
tions to important global, local and regional supply chains, with potential corresponding results on the performance of a Fund and its investments.

278 :: NOVEMBER 30, 2023 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Additionally, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia’s military incursions in
Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other coun-
tries against Russia. The ongoing hostilities between the two countries could result in additional widespread conflict and could have a severe adverse effect on the region and certain markets. Sanctions on Russian exports could have a significant adverse impact on the Russian economy and related markets and could affect the value of a Fund’s investments, even beyond any direct exposure a Fund may have to the region or to adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on a Fund performance and the value of an investment in a Fund.
Risks of Government Regulation
The Financial Industry Regulatory Authority (“FINRA”) issued a notice on March 8, 2022 seeking comment on measures that could prevent or restrict investors from buying a broad range of public securities designated as “complex products”— which could include the leveraged and inverse funds offered by ProShare Advisors. The ultimate impact, if any, of these measures remains unclear. However, if regulations are adopted, they could, among other things, prevent or restrict investors’ ability to buy the funds.
14. Indemnifications
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the
Trust expects risk of significant loss to be remote.
15. Transactions with Lehman Brothers Holdings, Inc.
On September 15, 2008, Lehman Brothers Holdings, Inc. filed a petition for Chapter 11 bankruptcy. Prior thereto, the Funds trans-
acted business with subsidiaries of Lehman (together with Lehman Brothers Holdings, Inc., “Lehman”) whereby Lehman acted as a counterparty to certain derivative transactions and as a broker-dealer for certain investment transactions. All derivative and brokerage transactions with Lehman were terminated and executed, respectively, prior to September 15, 2008, but certain settlement payments related to such transactions were not due to be made until on or after September 15. Settlement of these transactions has been delayed due to Lehman’s bankruptcy proceedings.
To the extent that Lehman, the Securities Investor Protection Corporation (“SIPC”) and/or any clearing agency (the “Potential Pay-
ing Parties”) fail to pay the Funds in connection with the settlement of such transactions, the Advisor has agreed to reimburse the
Funds for any such losses. Specifically, the Receivables Agreement among the Advisor, ProFund Advisors LLC (an investment ad-
viser affiliated with the Advisor), ProFunds Trust, and the Trust (collectively, the “PF Trusts”) (each affiliated and under common controls with the other PF Trusts) provides that the investment adviser to specified funds of the PF Trusts will contribute cash to any such fund, equal to the amounts owed to the fund from Lehman for brokerage transactions and/or written over-the-counter derivatives agreements as of September 15, 2008 (the “Lehman Obligations”). The Receivable Agreement will not terminate until all Lehman Obligations are paid. Payments under the Receivable Agreement are triggered if any specified fund of a PF Trust does not recover the full amounts owed to it by Lehman following conclusion of all bankruptcy, liquidation and SIPC proceedings relat-
ing to Lehman. Management has determined that the Advisor has a sufficient financial ability to cover any shortfall in payments from the Potential Paying Parties, including the full amount of such outstanding balances if necessary. Accordingly, no loss is expected to be realized by the Funds. The outstanding swap agreement and brokerage transaction balances due from Lehman are included in “Due from (to) counterparty” and “Receivable for investments sold”, respectively, on the Statements of Assets and
Liabilities.
16. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

LIQUIDITY RISK MANAGEMENT PROGRAM :: 279
PROSHARES TRUST
Liquidity Risk Management Program
ProShares Trust (the "Trust") has implemented a liquidity risk management program ("Liquidity Program") to identify illiquid investments pursuant to Rule 22e-4 of the Investment Company Act of 1940, as amended. The Board of Trustees of the Trust ("the
Board") has approved the designation of ProShare Advisors LLC (the "Program Administrator") to administer the Trust's Liquidity
Program, subject to the oversight of the Board.
On September 11-12, 2023, during a meeting of the Board, the Chief Compliance Officer of the Trust provided to the Board the annual report on the Trust's Liquidity Program (the "Annual Liquidity Report"). The Annual Liquidity Report, which covered the period from July 1, 2022 through June 30, 2023, addressed the operation of the Trust's Liquidity Program and assessed the adequa-
cy and effectiveness of the Liquidity Program's implementation. The Annual Liquidity Report affirmed that the Program Admin-
istrator believes that: (1) the Liquidity Program continues to be reasonably designed to effectively assess and manage each Fund's liquidity risk; (2) each Fund's liquidity risk continues to be appropriate in light of the Fund's investment objective and strategies and each Fund's investment strategies continue to be appropriate for an open-end management investment company; and (3) the
Liquidity Program has been adequately and effectively implemented with respect to each Fund during the reporting period. The
Annual Liquidity Report also affirmed that there have been no material changes to the Liquidity Program since its initial approval and that no material changes were being recommended at that time.

280 :: BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT
PROSHARES TRUST
At a meeting held on September 12-13, 2023, the Board of Trustees (the “Board”) of ProShares Trust (the “Trust”) considered the renewal of the Investment Advisory Agreement (the “Investment Advisory Agreement”) and the Investment Advisory and Man-
agement Agreement (the "Unitary Fee Agreement") (collectively, the “Advisory Agreements”), each for certain series of ProShares
Trust (the “Trust”), between the Trust and ProShare Advisors LLC (the “Advisor”), on behalf of each of its operational series (the
“Funds”). Certain Funds are designed to track, before fees and expenses, the performance of an underlying index (each a “Match-
ing Fund” and, collectively, the "Matching Funds"). Certain other Funds are actively managed and are designed to meet a speci-
fied investment objective (each an "Active Fund" and, collectively, the "Active Funds"). All other Funds are "geared" funds (each, a
"Geared Fund" and, collectively, the "Geared Funds") that are designed to seek daily investment results, before fees and expenses, that correspond to a multiple (i.e., 3x or 2x), the inverse (i.e., -1x) or an inverse multiple (i.e., -3x or -2x) of the return of an underly-
ing index for a single day.
The Board did not identify any particular information that was most relevant to its consideration to approve the continuation of the Advisory Agreements and each Trustee may have afforded different weight to the various factors.
The Board received a memorandum from independent legal counsel to the Independent Trustees regarding the Board’s respon-
sibilities under state and federal law with respect to the Board’s consideration of the renewal or approval of investment advisory agreements. The Independent Trustees were advised by their independent legal counsel throughout the process, including about the legal standards applicable to their review.
In response to a request from Independent Legal Counsel on behalf of the Independent Trustees, the Advisor provided information for the Board to consider relating to the continuation of the Advisory Agreements, including information that addressed, among other things:
(i) the nature, extent and quality of the services that were provided or proposed to be provided by the Advisor;
(ii) the costs of the services to be provided and the profits realized by the Advisor;
(iii) the investment performance of the Funds and the Advisor;
(iv) the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders; and
(v) other benefits to the Advisor and/or its affiliates from the relationship to the Funds.
It was noted that the Independent Trustees requested from the Advisor certain information concerning the Funds to assist them in evaluating the terms of the Advisory Agreements. In response to the request from the Independent Trustees, the Advisor provid-
ed information and reports relevant to the continuation of the Advisory Agreements, including, among other things:
information about the advisory services provided by the Advisor with respect to the Funds;
the Advisor’s Form ADV;
biographies of the employees of the Advisor who are primarily responsible for providing investment advisory services to the Funds;
information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year;
information regarding advisory fees earned versus advisory fees waived for previous periods;
performance information for prior periods;
comparative industry fee data;
with respect to Funds subject to the Investment Advisory Agreement, information about fees and other amounts that were received by the Advisor and its affiliates for non-advisory services with respect to the Funds;
information regarding the Advisor's trade allocation and best execution policies and procedures;
information about the financial condition of the Advisor;
information regarding how the Advisor monitors each Fund's compliance with regulatory requirements and Trust pro-
cedures; and
the Advisor’s reputation, expertise and resources.
The Independent Trustees asked the Advisors to retain the services of an independent consultant to identify peer group funds for each Fund (the “Peer Group”), to assist the Independent Trustees in evaluating information with respect to certain aspects of their

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT :: 281
PROSHARES TRUST
review, including the performance of the Funds and the reasonableness of fees paid by the Funds. The Board evaluated informa-
tion available to it on a Fund-by-Fund basis, and its determinations were made separately with respect to each Fund.
In addition to the information provided and discussions that occurred at the meeting at which the Board took action regarding the renewal of the Advisory Agreements, the Board also considered information it received throughout the year as part of its reg-
ular oversight of the Funds.
Nature, Extent and Quality of the Advisor's Services
The Board reviewed the nature, extent and quality of the investment advisory services performed by the Advisor with respect to the Funds. The Board noted no significant differences between the scope of services provided by the Advisor in the past year and as compared those services to be provided in the upcoming year. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively. In particular, the Board considered the following:
the investment objective of each Fund, the Advisor’s description of the skills needed to manage each Fund and the Advi-
sor's success in achieving the investment objectives of each Fund;
the unique features of the Funds, including the unique asset classes and investment strategies of certain Funds, as well as the employment of optimization/sampling techniques necessary to manage certain Funds and develop creation and redemption baskets for certain Funds, and the actively managed strategies utilized by certain Funds;
with respect to the Geared Funds, the fact that to maintain exposure consistent with each Geared Fund's daily investment objective, each Geared Fund needs to be rebalanced each day, an activity not typical of traditional ETFs or index funds;
the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the Funds;
the structure of the Advisor’s portfolio staff compensation program and the incentives it is intended to provide;
the collateral, credit and cash management functions at the Advisor and enhancements made in these areas in recent years;
the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives and minimize counterparty risk;
the Advisor’s ability to monitor compliance with the federal securities laws, including the Securities and Exchange Com-
mission’s liquidity rule, derivatives rule and valuation requirements, among other applicable regulatory requirements;
for certain Bitcoin-linked ETFs, the Advisor’s familiarity with digital assets and Bitcoin in particular, as well as pro-
cesses related to assessing risk and liquidity with respect to investments in Bitcoin futures, the Advisor’s familiarity with the market for Bitcoin futures and its ability to manage the ETFs and obtain appropriate exposure in that market, the appropriateness of investing in Bitcoin related instruments by the ETFs as exchange traded funds and the potential benefits of a futures-based approach;
a continued investment in personnel and technology by the Advisor that would generally improve capacity and efficiency as well as improvements related to remote and hybrid working conditions;
information regarding allocation of Fund brokerage and the selection of counterparties for Fund portfolio transactions, as well as the Advisor’s ability to negotiate generally favorable terms with swap counterparties on behalf of various
Funds; and
the Advisor's ability to manage the Funds in a tax efficient manner, which is more challenging for Geared ETFs and Bit-
coin-linked ETFs than for traditional ETFs.
The Board considered that the Advisor oversees the operations of the Funds and provides compliance services to the Funds. The
Board also reviewed the Advisor’s compliance program, including specific activities associated with the Funds. The Board dis-
cussed the compliance program with the Funds’ Chief Compliance Officer (the "CCO"). The Board and the CCO discussed the CCO's evaluation of the operation of the Advisor’s compliance program and efforts with respect to the Funds, changes made to the Advi-
sor's compliance program since the CCO's last annual report to the Board, and whether the CCO believed additional enhancements to the compliance program were warranted. The Board discussed compliance issues reported to the Board during prior years and

282 :: BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT
PROSHARES TRUST
the remediation of such issues. The Board discussed key risk areas identified by the CCO and how such risks are addressed by the compliance program.
Based upon its review, the Board, including all of the Independent Trustees, concluded that (i) the investment advisory services provided by the Advisor with respect to each Fund were of high quality, (ii) the Advisor achieved the investment goals of the Funds,
(iii) the Advisor's services benefited the Funds' shareholders, particularly in light of the nature of the Funds and the services re-
quired to support each such Fund and (iv) it was generally satisfied with the nature, quality and extent of services provided by the
Advisor to the Funds.
Comparison of Services and Fees
The Advisor presented information about the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided to the Funds at the expense of the Advisor, the costs of these services and the comparability to the fees paid by other investment companies, including ETFs, and in certain cases mutual funds or other invest-
ment vehicles, offering strategies similar to the Funds. The Board discussed the methodology used to prepare the comparative fee data for each Fund and the potential limitations of such data. The Board discussed the difficulty in compiling the comparative data and Peer Group information for certain Funds because, by design, many of the Funds are unique, because they are geared funds or because they are based on “thematic” strategies or newer indices or newer asset classes, and few, if any, funds offering substantially similar investment objectives and strategies exist. The Board considered the Advisor’s representation that it found the Peer Group compiled by the independent consultant to be appropriate but acknowledged the existence of certain differences between certain Funds and their peers that may limit the usefulness of comparisons. The Board noted that the methodology used to compile the Peer Group and comparative data was substantially similar to that used in prior years and is continually re-evalu-
ated. Notwithstanding the challenge associated with Peer Group and data compilation, the Board found the comparative informa-
tion it received to be useful in its evaluation of the reasonableness of the Advisor's fees. The Advisor presented information about the significant drivers of cost and also made representations regarding the costs to investors of seeking to achieve the objectives of the Funds on their own and noted that it would be more expensive or impractical to do so.
The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund covered under the Advisory Agreement and certain Funds covered under the Unitary Fee Agreement and the net advisory fees paid by each such Fund after taking waivers and reimbursements into account.
The Board also recognized that it is difficult to make comparisons of fees across fund complexes because there may be variations in services that are included in the fees paid by other ETFs.
The Board, including all of the Independent Trustees, concluded that, with respect to the Funds, the investment advisory fees and any other compensation payable to the Advisor were reasonable in relation to the nature and quality of the services provided and that the continuation of the Investment Advisory Agreement and the Unitary Fee Agreement was in the best interests of the shareholders of the Funds.
Investment Performance of the Funds and the Advisor
The Board considered total return information for each operational Fund and focused on the correlation of returns to benchmark information for each Geared Fund for the 3-month, 1-year, 3-year, 5- year, 10-year and since inception periods ended June 30, 2023, as applicable. The Board also considered performance information provided at regular Board meetings throughout the year. The
Board noted that correlation of returns for each Geared Fund remained strong during the applicable periods and that Geared Fund performance versus target performance was generally within expected ranges. The Board further noted that Matching Fund and
Active Fund performance versus benchmark index performance was also generally within expected ranges during the applicable periods.
The Board also noted that given the nature of the Matching Funds and the Geared Funds, the correlation of performance versus the benchmark (or relevant inverse or multiple thereof) was more meaningful than a Fund’s total return.
With regard to ProShares Bitcoin Strategy ETF , the Board noted that for the 3-month, 1-year and since inception periods ended
June 30, 2023, the Fund closely tracked its Peer Group average, and for the 3-month and since inception periods underperformed its benchmark index, and for the 1-year period, outperformed its benchmark index.
After reviewing the performance of the Funds, the Board, including all of the Independent Trustees, concluded that the perfor-
mance of the Funds was satisfactory.
Profitability
The Board considered and discussed the significant drivers of cost incurred by or expected to be incurred by the Advisor in managing the Funds, including, but not limited to, intellectual capital, regulatory compliance, daily portfolio rebalancing of the
Geared Funds, and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT :: 283
PROSHARES TRUST
to achieve the objectives of the Funds. The Board considered and discussed with representatives of the Advisor the profitability to the Advisor of its management of each of the Funds with respect to each Fund individually and all Funds collectively. The Board also discussed the Advisor’s profit margin, including the expense allocation methodology used in the Advisor’s profitability anal-
ysis. It was noted that the methodology for determining profitability was conducted in a similar fashion as the prior year.
The Independent Trustees met in executive session to discuss and evaluate the information provided by the Advisor. Among other things, the Independent Trustees reviewed information regarding the financial condition and profitability of the Advisor, includ-
ing the methodologies involved in calculating profitability.
Based on its review, the Board, including all of the Independent Trustees, concluded that the profitability to the Advisor was rea-
sonable in light of the services and benefits provided to each Fund.
Economies of Scale
The Board discussed with representatives of the Advisor potential economies of scale in connection with the management and operation of each Fund as well as the effect of the contractual expense limitations undertaken by the Advisor. The Board consid-
ered that each Fund covered by the Investment Advisory Agreement pays the Advisor an annual investment advisory fee of 0.75%
of average daily net assets (other than the ProShares Global Listed Private Equity ETF, which pays 0.50%, and the ProShares
Inflation Expectations ETF, which pays 0.55%), and that, pursuant to a contractual waiver, the Advisor has agreed to reduce each such Fund's annual investment advisory fee by 0.05% on assets in excess of $4.0 billion up to $5.5 billion, 0.10% on assets in ex-
cess of $5.5 billion up to $7.0 billion, 0.15% on assets in excess of $7.0 billion up to $8.5 billion, and 0.20% on assets in excess of
$8.5 billion, through at least September 30, 2024. The Board considered that, during the fiscal period, three Funds were subject to investment advisory fee reductions as a result of breakpoint fee reductions.
The Board considered that the Funds covered by the Unitary Fee Agreement pay a fee that remains the same (as a percentage of such a Fund’s net assets) as asset levels increase. The Board also noted that under the Unitary Fee Agreement the Advisor is contractually obligated to pay actual costs above the Unitary Fee (other than excluded costs) and that the Unitary Fee Agreement provides an effective cap on each subject Fund’s normal operating expenses, which otherwise would be higher if a Fund does not achieve sufficient size. The Board also noted the Advisor’s representation that such an arrangement provides important dis-
tribution benefits for the Funds and addresses competitive pressures within the ETF industry, particularly with “strategic” or
“matching” funds.
The Board also considered the asset levels of the other Funds that have no breakpoints in their contractual advisory fees and determined that it would not be necessary to implement breakpoints at this time. The Board noted that the asset levels of some
Funds increase and decrease sometimes significantly and, therefore, economies of scale may be elusive.
The Board considered that certain Funds may benefit from the expense limitation arrangements in place for those Funds.
The Board indicated to the Advisor that it will continue to consider and evaluate on an ongoing basis potential economies of scale and how Fund shareholders might benefit from those economies of scale.
Other Benefits
The Board also considered the Advisor's non-advisory services, including those performed under a separate Management Ser-
vices Agreement for Funds covered under the Investment Advisory Agreement. The Board considered the fact that the Geared
Funds’ shareholders, and the shareholders of certain Matching Funds, tend to be active traders, which adds a level of complexity to the management of those Funds as the Advisor needs to account for significant asset flows in and out of the Funds. The Board also considered any indirect, or "fall-out," benefits that the Advisor or its affiliates derived from their relationship to the Funds but concluded that such benefits were relatively insignificant.
Conclusions
Based on, but not limited to, the above considerations and determinations, the Board, including all of the Independent Trustees, determined that the Agreements for the Funds are fair and reasonable in light of the nature, extent and quality of the services to be performed, the fee rates to be paid, the Advisor’s expenses and such other matters as the Board considered relevant in the exercise of its business judgement. Accordingly, the Board concluded that the continuation of the Advisory Agreements was in the best interests of the shareholders of the Funds. On this basis, the Board unanimously voted in favor of the renewal of the Advisory
Agreements.

284 :: MISC. INFORMATION (UNAUDITED)
PROSHARES TRUST
Federal Tax Information
Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the percentages of ordinary dividends paid during the tax year ended October 31, 2023 are designated as “qualified dividend income” (QDI), as defined in the Act, subject to reduced tax rates in 2023. The Funds also qualify for the dividends received deduction (DRD) for corporate shareholders. The Funds desig-
nated up to the maximum amount of qualified interest income (QII) from ordinary distributions paid during the tax year ended
October 31, 2023.
For the tax year ended October 31, 2023, the Funds federal tax information is as follows:
Funds
A
QDI
A
DRD
A
QII
A
Short 20+ Year Treasury
.............................................
0.00% 0.00% 100.00%
Short 7-10 Year Treasury
.............................................
0.00 0.00 100.00
Short Dow30
SM
....................................................
0.00 0.00 100.00
Short Financials
...................................................
0.00 0.00 100.00
Short FTSE China 50
................................................
0.00 0.00 100.00
Short High Yield
...................................................
0.00 0.00 100.00
Short MidCap400
..................................................
0.00 0.00 100.00
Short MSCI EAFE
..................................................
0.00 0.00 100.00
Short MSCI Emerging Markets
........................................
0.00 0.00 100.00
Short QQQ
.......................................................
0.00 0.00 100.00
Short Real Estate
..................................................
0.00 0.00 100.00
Short Russell2000
..................................................
0.00 0.00 100.00
Short S&P500
®
....................................................
0.00 0.00 100.00
Short SmallCap600
.................................................
0.00 0.00 100.00
Ultra 20+ Year Treasury
..............................................
0.00 0.00 100.00
Ultra 7-10 Year Treasury
.............................................
0.00 0.00 100.00
Ultra Communication Services
........................................
68.00 65.00 19.00
Ultra Consumer Discretionary
.........................................
100.00 100.00 100.00
Ultra Consumer Staples
.............................................
100.00 100.00 70.00
Ultra Dow30
SM
.....................................................
100.00 100.00 100.00
Ultra Energy
......................................................
100.00 100.00 45.00
Ultra Financials
....................................................
100.00 100.00 20.00
Ultra FTSE China 50
................................................
0.00 0.00 100.00
Ultra FTSE Europe
.................................................
0.00 0.00 100.00
Ultra Health Care
..................................................
100.00 100.00 100.00
Ultra High Yield
....................................................
0.00 0.00 100.00
Ultra Industrials
....................................................
100.00 100.00 100.00
Ultra Materials
....................................................
100.00 100.00 90.00
Ultra MidCap400
...................................................
100.00 100.00 28.00
Ultra MSCI Brazil Capped
............................................
0.00 0.00 100.00
Ultra MSCI EAFE
...................................................
0.00 0.00 100.00
Ultra MSCI Emerging Markets
.........................................
0.00 0.00 100.00
Ultra MSCI Japan
..................................................
0.00 0.00 100.00
Ultra Nasdaq Biotechnology
..........................................
100.00 100.00 100.00
Ultra Nasdaq Cybersecurity
...........................................
0.00 0.00 100.00
Ultra QQQ
........................................................
100.00 100.00 100.00
Ultra Real Estate
...................................................
0.00 0.00 24.00
Ultra Russell2000
..................................................
100.00 100.00 100.00
Ultra S&P500
®
.....................................................
100.00 100.00 100.00
Ultra Semiconductors
...............................................
100.00 100.00 96.00
Ultra SmallCap600
.................................................
100.00 100.00 43.00
Ultra Utilities
......................................................
100.00 100.00 20.00
UltraPro Dow30
SM
..................................................
100.00 100.00 20.00
UltraPro MidCap400
................................................
100.00 100.00 38.00
UltraPro QQQ
.....................................................
20.00 21.00 97.00
UltraPro Russell2000
................................................
100.00 100.00 26.00
UltraPro S&P500
®
..................................................
100.00 100.00 56.00
UltraPro Short 20+ Year Treasury
.......................................
0.00 0.00 100.00
UltraPro Short Dow30
SM
.............................................
0.00 0.00 100.00

MISC. INFORMATION (UNAUDITED) :: 285
PROSHARES TRUST
Funds with Short-Term Capital Gain Designation
For the tax year ended October 31, 2023, the Trust does not have any ordinary distributions paid during the Trust’s tax year that are from qualified short-term capital gain. The funds designate up to the maximum amount of Qualified Short-Term Gains.
Funds with Equalization
For the tax year ended October 31, 2023, the following Fund utilized equalization to offset long-term capital gains with the amounts stated below:
Proxy Voting Information
A description of the Trust’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Trust voted any proxies related to portfolio securities for the prior twelve-month period ended June 30, is available by August 31 of each year, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the Securities and Exchange Commission
(“SEC”) Website (http://www.sec.gov).
Quarterly Portfolio Holdings Information
The Funds will file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT will be available on the SEC’s Website at http://www.sec.gov. The Funds’ Form N-PORT may also be reviewed and copied at the SEC’s Public Reference Roomin Washington, DC. Information on the operation of the Pub-
lic Reference Room may be obtained by calling 1-800-SEC-0330.
Funds
A
QDI
A
DRD
A
QII
A
UltraPro Short MidCap400
...........................................
0.00 0.00 100.00
UltraPro Short QQQ
................................................
0.00 0.00 100.00
UltraPro Short Russell2000
...........................................
0.00 0.00 100.00
UltraPro Short S&P500
®
.............................................
0.00 0.00 100.00
UltraShort 20+ Year Treasury
..........................................
0.00 0.00 100.00
UltraShort 7-10 Year Treasury
.........................................
0.00 0.00 100.00
UltraShort Consumer Discretionary
.....................................
0.00 0.00 100.00
UltraShort Consumer Staples
.........................................
0.00 0.00 100.00
UltraShort Dow30
SM
................................................
0.00 0.00 100.00
UltraShort Energy
..................................................
0.00 0.00 100.00
UltraShort Financials
................................................
0.00 0.00 100.00
UltraShort FTSE China 50
............................................
0.00 0.00 100.00
UltraShort FTSE Europe
.............................................
0.00 0.00 100.00
UltraShort Health Care
..............................................
0.00 0.00 100.00
UltraShort Industrials
...............................................
0.00 0.00 100.00
UltraShort Materials
................................................
0.00 0.00 100.00
UltraShort MidCap400
..............................................
0.00 0.00 100.00
UltraShort MSCI Brazil Capped
........................................
0.00 0.00 100.00
UltraShort MSCI EAFE
..............................................
0.00 0.00 100.00
UltraShort MSCI Emerging Markets
.....................................
0.00 0.00 100.00
UltraShort MSCI Japan
..............................................
0.00 0.00 100.00
UltraShort Nasdaq Biotechnology
......................................
0.00 0.00 100.00
UltraShort QQQ
...................................................
0.00 0.00 100.00
UltraShort Real Estate
...............................................
0.00 0.00 100.00
UltraShort Russell2000
..............................................
0.00 0.00 100.00
UltraShort S&P500
®
................................................
0.00 0.00 100.00
UltraShort Semiconductors
...........................................
0.00 0.00 100.00
UltraShort SmallCap600
.............................................
0.00 0.00 100.00
UltraShort Technology
...............................................
0.00 0.00 100.00
UltraShort Utilities
..................................................
0.00 0.00 100.00
Fund Long-Term
UltraPro Short 20+ Year Treasury ................... $245,055

286 :: MISC. INFORMATION (UNAUDITED)
PROSHARES TRUST
Premium/Discount Information
Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund’s net asset value may be found on the website at www.ProShares.com

© 2023 ProShare Advisors LLC. All rights reserved.
PSGSA1123
ProShares Trust
7272 Wisconsin Avenue, 21st Floor, Bethesda, MD 20814
866.PRO.5125 866.776.5125
ProShares.com
This report is submitted for the general information of the shareholders of ProShares. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. To obtain the most recent month end performance information for each
ETF, visit ProShares.com.
“QQQ”, “Nasdaq-100
®
” and “Nasdaq Biotechnology Index
®
” are trademarks of The Nasdaq OMX Group, Inc. “Standard & Poor’s
®
”, “S&P
®
”,
“S&P 500
®
”, “S&P MidCap 400
®
”, “S&P SmallCap 600
®
”, “Standard & Poor’s 500
®
”, certain “S&P Select Industry Indices”, “Dow Jones
Index”, “DJ”, “Dow Jones Industrial Average
SM
”, “The Dow 30
SM
”, “Dow Jones U.S. Sector Indexes”, “Dow Jones Select Sector Indexes” are
products of S&P Dow Jones Indices LLC and its affiliates. The “Russell 2000
®
Index” and “Russell
®
” are trademarks of Russell Investment
Group. “MSCI”, “MSCI Inc.”, “MSCI Index” and “EAFE” are service marks of MSCI. “ICE U.S. 7-10 Year Bond Index
TM
” and “ICE U.S. 20+ Year
Bond Index
TM
” are trademarks of Intercontinental Exchange, Inc. “iBoxx
®
” is a registered trademark of Markit Indices Limited. All have been licensed for use by ProShares. “S&P
®
” is a registered trademark of Standard & Poor’s Financial Services LLC (“S&P”) and “Dow Jones
®
” is a
registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”) and have been licensed for use by S&P Dow Jones Indices LLC and its affiliates. “FTSE
®
” is a trademark of the London Stock Exchange plc and The Financial Times Limited and is used by FTSE International
Limited (“FTSE”) under license. ProShares have not been passed on by these entities or their subsidiaries or affiliates as to their legality or suitability. ProShares are not sponsored, endorsed, sold or promoted by these entities or their subsidiaries or affiliates, and they make no representation regarding the advisability of investing in ProShares. THESE ENTITIES AND THEIR SUBSIDIARIES AND AFFILIATES MAKE NO
WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

PROSHARES TRUST
Distributor: SEI Investments Distribution Co.
SEMIANNUAL REPORT
NOVEMBER 30, 2023
Bitcoin & Ether Equal Weight Strategy ETF * BETE
Bitcoin & Ether Market Cap Weight Strategy ETF * BETH
Bitcoin Strategy ETF * BITO
Ether Strategy ETF * EETH
Short Bitcoin Strategy ETF* BITI
Short Ether Strategy ETF* SETH
*
The Bitcoin & Ether Equal Weight Strategy ETF, Bitcoin & Ether Market Cap Weight Strategy ETF, Bitcoin Strategy ETF, Ether Strategy
ETF, Short Bitcoin Strategy ETF and Short Ether Strategy ETF funds are consolidated with Cayman Bitcoin & Ether Equal Weight
Strategy Portfolio, Cayman Bitcoin & Ether Market Cap Weight Strategy Portfolio, Cayman Bitcoin Strategy Portfolio, Cayman Ether
Strategy Portfolio, Cayman Bitcoin Inverse Strategy Portfolio and Cayman Short Ether Strategy Portfolio, respectively. A claim of exemption pursuant to the Commodity Futures Trading Commission (“CFTC”) Rule 4.7 has been made by the Investment Adviser with respect to these funds. The exemption relieves these funds of certain disclosure and reporting obligations under the commodity pool rules of the CFTC.

Receive investor materials electronically:
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the impact on the environment of providing these materials. To enroll in electronic delivery,
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2. Select the first letter of your brokerage firm’s name.
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I Shareholder Letter
III Allocation of Portfolio Holdings
& Index Composition
VII Expense Examples
1 Consolidated Schedule of Portfolio
Investments
8 Consolidated Statements of Assets
and Liabilities
10 Consolidated Statements of
Operations
12 Cosolidated Statements of Changes
in Net Assets
15 Consolidated Financial Highlights
20 Notes to Financial Statements
35 Liquidity Risk Management
Program
36 Board Approval of Investment
Advisory Agreement
40 Miscellaneous Information

PROSHARES.COM :: I
DEAR SHAREHOLDER:
Given the promise and potential of innovations like cryptocur-
rencies, ProShares is committed to providing you, our inves-
tors, with an array of products and services designed to help you meet your investment objectives. The following is the Pro-
Shares Crypto-Linked Strategies Semiannual Report for the six
months ended November 30, 2023.
A Slow Summer Turned Into a Fall Rally
For cryptocurrencies, the six-month period covered in this re-
port can be viewed in two segments. Through the end of the
summer, cryptocurrencies were roughly flat, as measured by
the Bloomberg Galaxy Crypto Index (BGCI). Beginning in Oc-
tober, however, cryptocurrencies experienced a dramatic rally, and the BGCI ended the period up 27.0%. Bitcoin performed
particularly well, gaining 39.6% for the full period, according to the Bloomberg Galaxy Bitcoin Index, while ether posted
more moderate gains of 9.6%, according to the Bloomberg Gal-
axy Ethereum Index.
Contributing to the rally were a number of factors, including a reduction in the industry turmoil that followed the collapse of crypto exchange FTX and anticipation by crypto investors that federal regulators could be warming to digital assets, which would broaden investor access to cryptocurrencies. In addition, declining bond yields late in the period provided a tailwind to a number of asset classes, including cryptocurrencies.
Increasing Crypto Market Adoption Despite Challenges
Underscoring the performance of crypto-linked assets during
the reporting period have been at least two competing forces.
On the one hand, cryptocurrencies are increasingly becoming
integrated into the financial services industry and our day-
to-day lives. They are part of a broader transformation of the infrastructure supporting our financial system that includes the growing use of the blockchain and other emerging technol-
ogies.
On the other hand, the challenges of spot cryptocurrency mar-
kets over the past couple of years must not be overlooked. In particular, there has been heightened concern over the prac-
tices of several largely unregulated cryptocurrency exchanges and other third-party service providers. Lingering questions over whether cryptocurrency brokerage accounts are segregat-
ed in the event of bankruptcy, among other issues, suggest that the financial infrastructure supporting the spot cryptocurren-
cy market is still developing.
ProShares’ Expanding Lineup Provides Regulated Solutions
to Investors Looking to Capture Crypto-Linked Returns
Whether prices are going up or down, ProShares crypto-linked strategies enable investors to target the performance of the world’s two largest cryptocurrencies, Bitcoin and Ether. Pro-
Shares significantly expanded its industry-leading cryp-
to-linked ETF lineup to six funds during the reporting period:
Bitcoin Strategy ETF (BITO)
Short Bitcoin Strategy ETF (BITI)
Ether Strategy ETF (EETH)
Short Ether Strategy ETF (SETH)
Bitcoin & Ether Market Cap Weight Strategy ETF (BETH)
Bitcoin & Ether Equal Weight Strategy ETF (BETE).
ProShares’ crypto-linked strategies invest in regulated futures that trade on regulated exchanges, and the ETF vehicle, by its very nature, trades on a regulated exchange as well. As ETFs, our strategies also have stringent custodial protocols and in-
dependent boards with a fiduciary duty to shareholders. These multiple layers of regulation should provide ProShares inves-
tors with confidence as they navigate the uncertainties and
other challenges of the cryptocurrency space.

II :: PROSHARES.COM
At ProShares, we have a long and successful history of pio-
neering some of the ETF industry’s most innovative ETFs. Our newest crypto-linked funds build on this tradition, providing investors with a breadth of choices that allow them to adapt their investments to their latest market views. We thank you for the trust and confidence you have placed in us by choosing
ProShares, and we appreciate the opportunity to continue serv-
ing your investment needs.
Sincerely,
Michael L. Sapir
Chairman of the Board of Trustees

ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2023 (UNAUDITED) :: III
PROSHARES TRUST
ALLOCATION OF PORTFOLIO HOLDINGS AND
INDEX COMPOSITION

IV :: NOVEMBER 30, 2023 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION
PROSHARES TRUST
ProShares Bitcoin & Ether Equal Weight Strategy ETF (Ticker: BETE)
ProShares Bitcoin & Ether Equal Weight Strategy ETF
(the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of an equal weight basket of bitcoin and ether. The Fund seeks to achieve its investment objective primarily through managed exposure to bitcoin and ether futures contracts. There can be no assurance that the Fund will achieve its investment objective. The Fund does not invest directly in bitcoin or ether. The Fund expects to gain exposure by investing a portion of its assets in the ProShares Cayman Bitcoin & Ether Equal Weight Strategy Portfolio, a wholly-owned subsidiary of the
Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Unlike the Fund, the Subsidiary is not an investment company registered under the Investment Company Act of 1940. The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to commodity markets in accordance with applicable rules and regulations. The Fund will generally limit investments in the Subsidiary to 25% but it may exceed that amount if the Advisor believes doing so is in the best interest of the
Fund.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
ProShares Bitcoin & Ether Market Cap Weight Strategy ETF (Ticker: BETH)
ProShares Bitcoin & Ether Market Cap Weight Strategy ETF
(the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of a market capitalization weighted basket of bitcoin and ether. The Fund seeks to achieve its investment objective primarily through managed exposure to bitcoin and ether futures contracts. There can be no assurance that the Fund will achieve its investment objective. The Fund does not invest directly in bitcoin or ether. The Fund expects to gain exposure by investing a portion of its assets in the ProShares Cayman Bitcoin & Ether Market Cap Weight Strategy Portfolio, a
wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Unlike the Fund, the
Subsidiary is not an investment company registered under the Investment Company Act of 1940. The Fund’s investment in the
Subsidiary is intended to provide the Fund with exposure to commodity markets in accordance with applicable rules and regula-
tions. The Fund will generally limit investments in the Subsidiary to 25% but it may exceed that amount if the Advisor believes doing so is in the best interest of the Fund.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Futures Contracts 100%
Total Exposure
100%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
S&P Cryptocurrency MegaCap
Index – Composition
% of Index
Bitcoin Futures 75.0%
Ether Futures 25.0%
Market Exposure
Investment Type
A
% of Net Assets
A
Futures Contracts 100%
Total Exposure
100%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
S&P Cryptocurrency MegaCap
Index – Composition
% of Index
Bitcoin Futures 75.0%
Ether Futures 25.0%

ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION :: NOVEMBER 30, 2023 (UNAUDITED) :: V
PROSHARES TRUST
ProShares Bitcoin Strategy ETF (Ticker: BITO)
ProShares Bitcoin Strategy ETF
(the “Fund”) seeks investment results, before fees and expenses, that correspond to the per-
formance of bitcoin. The Fund currently seeks to achieve this objective primarily through investments in bitcoin futures con-
tracts. There can be no assurance that the Fund will achieve its investment objective. The Fund does not invest directly in bitcoin.
The Fund expects to gain exposure by investing a portion of its assets in the ProShares Cayman Bitcoin Strategy Portfolio, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Unlike the Fund, the
Subsidiary is not an investment company registered under the Investment Company Act of 1940. The Fund’s investment in the
Subsidiary is intended to provide the Fund with exposure to commodity markets in accordance with applicable rules and regula-
tions. The Fund will generally limit investments in the Subsidiary to 25% but it may exceed that amount if the Advisor believes doing so is in the best interest of the Fund.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
?”
ProShares Ether Strategy ETF (Ticker: EETH)
ProShares Ether Strategy ETF
(the “Fund”) seeks investment results, before fees and expenses, that correspond to the perfor-
mance of ether. The Fund currently seeks to achieve this objective primarily through investments in ether futures contracts. There can be no assurance that the Fund will achieve its investment objective. The Fund does not invest directly in ether. The Fund expects to gain exposure by investing a portion of its assets in the ProShares Cayman Ether Strategy Portfolio, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Unlike the Fund, the Subsidiary is
not an investment company registered under the Investment Company Act of 1940. The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to commodity markets in accordance with applicable rules and regulations. The Fund will generally limit investments in the Subsidiary to 25% but it may exceed that amount if the Advisor believes doing so is in the best interest of the Fund.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Futures Contracts 99%
Total Exposure 99%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Bloomberg Galaxy Bitcoin
Index – Composition
% of Index
Bitcoin 100.0%
Market Exposure
Investment Type
A
% of Net Assets
A
Futures Contracts 100%
Total Exposure
100%
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
Ethereum
Index – Composition
% of Index
Ether 100.0%

VI :: NOVEMBER 30, 2023 (UNAUDITED) :: ALLOCATION OF PORTFOLIO HOLDINGS & INDEX COMPOSITION
PROSHARES TRUST
ProShares Short Bitcoin Strategy ETF (Ticker: BITI)
ProShares Short Bitcoin Strategy ETF
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1X) of the daily performance of the S&P CME Bitcoin Futures Index (the “Index”).
The Fund does not seek to achieve
the inverse (-1x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund
has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. There can be no assurance that the Fund will achieve its investment objective. The Fund does not di-
rectly short bitcoin. Instead the Fund seeks to benefit from decreases in the price of bitcoin. The Fund expects to gain exposure to these investments by investing a portion of its assets in the ProShares Cayman Bitcoin Inverse Strategy Portfolio, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Unlike the Fund, the Subsidiary is
not an investment company registered under the Investment Company Act of 1940. The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to commodity markets in accordance with applicable rules and regulations. The Fund will generally limit investments in the Subsidiary to 25% but it may exceed that amount if the Advisor believes doing so is in the best interest of the Fund.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
ProShares Short Ether Strategy ETF (Ticker: SETH)
ProShares Short Ether Strategy ETF
(the “Fund”) seeks daily investment results, before fees and expenses, that correspond to the inverse (-1X) of the daily performance of the S&P CME Ether Futures Index (the “Index”).
The Fund does not seek to achieve
the inverse (-1x) of the daily performance of the Index (the “Daily Target”) for any period other than a day.
While the Fund
has a daily investment objective, you may hold Fund shares for longer than one day if you believe doing so is consistent with your goals and risk tolerance. For holding periods other than a day, your return may be higher or lower than the Daily Target and this difference may be significant. There can be no assurance that the Fund will achieve its investment objective. The Fund does not directly short ether. Instead, the Fund seeks to benefit from decreases in the price of ether. The Fund expects to gain exposure to these investments by investing a portion of its assets in the ProShares Cayman Short Ether Strategy Portfolio, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Unlike the Fund, the Subsidiary is
not an investment company registered under the Investment Company Act of 1940. The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to commodity markets in accordance with applicable rules and regulations. The Fund will generally limit investments in the Subsidiary to 25% but it may exceed that amount if the Advisor believes doing so is in the best interest of the Fund.
Allocation of Portfolio Holdings & Index Composition as of 11/30/23
Market Exposure
Investment Type
A
% of Net Assets
A
Futures Contracts (100%)
Total Exposure (100%)
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
S&P CME Bitcoin Futures
Index – Composition
% of Index
Bitcoin Futures 100.0%
Market Exposure
Investment Type
A
% of Net Assets
A
Futures Contracts (100%)
Total Exposure
(100%)
"Market Exposure" includes the values of
total investments (including the contract
value of any derivatives) and excludes
any short-term investments and cash
equivalents.
S&P Ethereum
Index – Composition
% of Index
Ether Futures 100.0%

EXPENSE EXAMPLES (UNAUDITED) :: VII
PROSHARES TRUST
EXPENSE EXAMPLES

VIII :: EXPENSE EXAMPLES (UNAUDITED)
PROSHARES TRUST
As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongo-
ing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.
Actual Expenses
The actual expense examples are based on an investment of
$1,000 invested at the beginning of a six-month period and
held through the period ended, November 30, 2023.
The first line in the following tables provides information
about actual account values and actual expenses. You may use the information in this line, together with the amount you in-
vested, to estimate the expenses that you paid over the period.
Simply divide your account value by $1,000 (for example, an
$8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading “Ex-
penses Paid During the Period” to estimate the expenses you
paid on your account during this period.
Hypothetical Example for Comparison Purposes
The hypothetical expense examples are based on an invest-
ment of $1,000 invested at the beginning of a six month period and held through the period ended, November 30, 2023.
The second line in the following tables provides information about hypothetical account values and hypothetical expens-
es based on the Funds’ actual expense ratio and an assumed
rate of return of 5% per year before expenses, which is not the
Funds’ actual return. The hypothetical account values and ex-
penses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the
Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any trans-
action costs, such as brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.
Beginning
Account
Value
6/1/23
Ending
Account
Value
11/30/23
Expenses Paid
During the
Period
*
Annualized
Expense Ratio
During Period
Bitcoin & Ether Equal Weight Strategy ETF
(a)
Actual $ 1,000.00 $ 1,293.20 $ 1.79 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
Bitcoin & Ether Market Cap Weight Strategy ETF
(a)
Actual $ 1,000.00 $ 1,331.90 $ 1.82 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
Bitcoin Strategy ETF
Actual $ 1,000.00 $ 1,350.50 $ 5.58 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
Ether Strategy ETF
(a)
Actual $ 1,000.00 $ 1,217.20 $ 1.73 0 .95%
Hypothetical $ 1,000.00 $ 1,020.25 $ 4.80 0 .95%
Short Bitcoin Strategy ETF
Actual $ 1,000.00 $ 695.10 $ 4.11 0 .97%
Hypothetical $ 1,000.00 $ 1,020.15 $ 4.90 0 .97%
Short Ether Strategy ETF
(b)
Actual $ 1,000.00 $ 892.00 $ 0.72 0 .96%
Hypothetical $ 1,000.00 $ 1,020.20 $ 4.85 0 .96%
* Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 183/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

EXPENSE EXAMPLES (UNAUDITED) :: IX
PROSHARES TRUST
(a) The Fund commenced operations on October 1, 2023. Actual Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 60 divided by 366 (to reflect the actual days in the period).
Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one-half year period).
(b) The Fund commenced operations on November 1, 2023. Actual Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 29 divided by 366 (to reflect the actual days in the period).
Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 183 divided by 366 (to reflect the one-half year period).

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS :: NOVEMBER 30, 2023 (UNAUDITED) :: 1
PROSHARES TRUST
CONSOLIDATED SCHEDULE
OF PORTFOLIO INVESTMENTS

BITCOIN & ETHER EQUAL WEIGHT STRATEGY ETF :: NOVEMBER 30, 2023 (UNAUDITED)
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
2
BETE
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 69 .6%
Repurchase Agreements (a) — 69 .6%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $1,075,828
(Cost $1,075,670) $ 1,075,670 $ 1,075,670
Total Investments — 69.6%
(Cost $1,075,670) 1,075,670
Other assets less liabilities — 30.4% 470,661
Net Assets — 100.0% $ 1,546,331
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (21,261)
Net unrealized depreciation $ (21,261)
Federal income tax cost $ 1,075,670
Futures Contracts Purchased
Bitcoin & Ether Equal Weight Strategy ETF had the following open long futures contracts as of November 30, 2023:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Depreciation
AAAAAA
CME Bitcoin 4 12/29/2023 U.S. Dollar $ 763,800 $ (3,016)
CME Ether 7 12/29/2023 U.S. Dollar 724,150 (17,000)
CME Micro Bitcoin 3 12/29/2023 U.S. Dollar 11,457 (54)
CME Micro Ether 233 12/29/2023 U.S. Dollar 48,208 (1,191)
$ (21,261)

NOVEMBER 30, 2023 (UNAUDITED) :: BITCOIN & ETHER MARKET CAP WEIGHT STRATEGY ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
3
BETH
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 72 .3%
Repurchase Agreements (a) — 72 .3%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $1,911,308
(Cost $1,911,026) $ 1,911,026 $ 1,911,026
Total Investments — 72.3%
(Cost $1,911,026) 1,911,026
Other assets less liabilities — 27.7% 733,514
Net Assets — 100.0% $ 2,644,540
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 450
Aggregate gross unrealized depreciation (2,456)
Net unrealized depreciation $ (2,006)
Federal income tax cost $ 1,911,026
Futures Contracts Purchased
Bitcoin & Ether Market Cap Weight Strategy ETF had the following open long futures contracts as of November 30, 2023:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation /
(Depreciation)
AAAAAA
CME Bitcoin 10 12/29/2023 U.S. Dollar $ 1,909,500 $ 450
CME Ether 6 12/29/2023 U.S. Dollar 620,700 (1,443)
CME Micro Bitcoin 20 12/29/2023 U.S. Dollar 76,380 (21)
CME Micro Ether 194 12/29/2023 U.S. Dollar 40,139 (992)
$ (2,006)

BITCOIN STRATEGY ETF :: NOVEMBER 30, 2023 (UNAUDITED)
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
4
BITO
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 73 .1%
Repurchase Agreements (a) — 32 .4%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%,
dated 11/30/2023, due
12/1/2023, total to be received
$471,958,486
(Cost $471,889,076) $ 471,889,076 $ 471,889,076
U.S. Treasury Obligations — 40 .7%
U.S. Treasury Bills
5.33%, 2/8/2024 (b)
(Cost $593,945,250)
600,000,000 593,979,750
Total Short-Term Investments
(Cost $1,065,834,326) 1,065,868,826
Total Investments — 73.1%
(Cost $1,065,834,326) 1,065,868,826
Other assets less liabilities — 26.9% 392,010,134
Net Assets — 100.0% $ 1,457,878,960
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(b) The rate shown was the current yield as of November 30, 2023.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 53,470,336
Aggregate gross unrealized depreciation —
Net unrealized appreciation $ 53,470,336
Federal income tax cost $ 1,065,834,326
Futures Contracts Purchased
Bitcoin Strategy ETF had the following open long futures contracts as of November 30, 2023:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
CME Bitcoin 3,866 12/29/2023 U.S. Dollar $ 738,212,700 $ 51,198,995
CME Bitcoin 3,674 1/26/2024 U.S. Dollar 709,633,100 2,236,841
$ 53,435,836

NOVEMBER 30, 2023 (UNAUDITED) :: ETHER STRATEGY ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
5
EETH
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 67 .2%
Repurchase Agreements (a) — 67 .2%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $6,561,350
(Cost $6,560,383) $ 6,560,383 $ 6,560,383
Total Investments — 67.2%
(Cost $6,560,383) 6,560,383
Other assets less liabilities — 32.8% 3,204,534
Net Assets — 100.0% $ 9,764,917
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 168,414
Aggregate gross unrealized depreciation —
Net unrealized appreciation $ 168,414
Federal income tax cost $ 6,560,383
Futures Contracts Purchased
Ether Strategy ETF had the following open long futures contracts as of November 30, 2023:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
CME Ether 94 12/29/2023 U.S. Dollar $ 9,724,300 $ 168,414

SHORT BITCOIN STRATEGY ETF :: NOVEMBER 30, 2023 (UNAUDITED)
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
6
BITI
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 67 .1%
Repurchase Agreements (a) — 67 .1%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $39,503,630
(Cost $39,497,821) $ 39,497,821 $ 39,497,821
Total Investments — 67.1%
(Cost $39,497,821) 39,497,821
Other assets less liabilities — 32.9% 19,404,720
Net Assets — 100.0% $ 58,902,541
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ —
Aggregate gross unrealized depreciation (1,161,723)
Net unrealized depreciation $ (1,161,723)
Federal income tax cost $ 39,497,821
Futures Contracts Sold
Short Bitcoin Strategy ETF had the following open short futures contracts as of November 30, 2023:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
CME Bitcoin 307 12/29/2023 U.S. Dollar $ 58,621,650 $ (1,161,723)

NOVEMBER 30, 2023 (UNAUDITED) :: SHORT ETHER STRATEGY ETF
CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
7
SETH
::
See accompanying notes to the financial statements.
Investments
Principal
Amount Value
Short-Term Investments — 62 .8%
Repurchase Agreements (a) — 62 .8%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $448,043
(Cost $447,977) $ 447,977 $ 447,977
Total Investments — 62.8%
(Cost $447,977) 447,977
Other assets less liabilities — 37.2% 265,673
Net Assets — 100.0% $ 713,650
(a) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 10,052
Aggregate gross unrealized depreciation —
Net unrealized appreciation $ 10,052
Federal income tax cost $ 447,977
Futures Contracts Sold
Short Ether Strategy ETF had the following open short futures contracts as of November 30, 2023:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Appreciation
A
CME Ether 6 12/29/2023 U.S. Dollar $ 620,700 $ 9,466
CME Micro Ether 443 12/29/2023 U.S. Dollar 91,657 586
$ 10,052

8 :: NOVEMBER 30, 2023 (UNAUDITED) :: CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES
PROSHARES TRUST
CONSOLIDATED STATEMENTS OF ASSETS
AND LIABILITIES

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES :: NOVEMBER 30, 2023 (UNAUDITED) :: 9
PROSHARES TRUST
See accompanying notes to the financial statements.
Bitcoin &
Ether Equal
Weight
Strategy ETF
Bitcoin &
Ether Market
Cap Weight
Strategy ETF
Bitcoin
Strategy ETF
Ether Strategy
ETF
Short Bitcoin
Strategy ETF
Short Ether
Strategy ETF
ASSETS:
Securities and Repurchase
Agreements, at cost $ 1,075,670 $ 1,911,026 $ 1,065,834,326 $ 6,560,383 $ 39,497,821 $ 447,977
Securities, at value — — 593,979,750 — — —
Repurchase Agreements, at value 1,075,670 1,911,026 471,889,076 6,560,383 39,497,821 447,977
Cash 64,109 72,479 35,322,202 358,747 3,076,210 67,810
Segregated cash balances with
brokers for futures contracts 398,507 649,530 355,554,002 2,740,100 13,676,850 200,727
Interest receivable 157 278 68,752 956 5,755 65
Receivable for capital shares issued — — 621 — 5,180,518 —
Receivable for variation margin on
futures contracts 9,070 12,090 8,752,803 112,266 — —
Total Assets 1,547,513 2,645,403 1,465,567,206 9,772,452 61,437,154 716,579
LIABILITIES:
Payable for capital shares redeemed — — 6,230,261 — 1,479,957 —
Payable to Advisor 1,177 858 1,444,893 7,498 114,721 556
Trustee fees payable 4 4 8,531 28 613 2
Compliance services fees payable 1 1 4,561 7 399 —
Payable for variation margin on
futures contracts — — — — 938,923 2,371
Other liabilities — — — 2 — —
Total Liabilities 1,182 863 7,688,246 7,535 2,534,613 2,929
NET ASSETS
$ 1,546,331 $ 2,644,540 $ 1,457,878,960 $ 9,764,917 $ 58,902,541 $ 713,650
NET ASSETS CONSIST OF:
Paid in Capital $ 1,253,597 $ 2,289,499 $ 2,339,983,540 $ 8,228,285 $ 158,706,066 $ 800,120
Distributable earnings (loss) 292,734 355,041 (882,104,580) 1,536,632 (99,803,525) (86,470)
NET ASSETS
$ 1,546,331 $ 2,644,540 $ 1,457,878,960 $ 9,764,917 $ 58,902,541 $ 713,650
Shares (unlimited number of shares
authorized, no par value) 30,000 50,000 77,220,001 200,000 3,980,000 20,001
Net Asset Value $ 51.54 $ 52.89 $ 18.88 $ 48.82 $ 14.80 $ 35.68

10 :: FOR THE PERIODS ENDED NOVEMBER 30, 2023 (UNAUDITED) :: CONSOLIDATED STATEMENTS OF OPERATIONS
PROSHARES TRUST
CONSOLIDATED STATEMENTS OF
OPERATIONS

CONSOLIDATED STATEMENTS OF OPERATIONS :: FOR THE PERIODS ENDED NOVEMBER 30, 2023 (UNAUDITED) :: 11
PROSHARES TRUST
See accompanying notes to the financial statements
Bitcoin & Ether
Equal Weight
Strategy ETF
Bitcoin & Ether
Market Cap
Weight Strategy
ETF
Bitcoin Strategy
ETF
Ether Strategy
ETF
Short Bitcoin
Strategy ETF
Short Ether
Strategy ETF
October 1,
2023
*
through
November 30,
2023
October 1,
2023
*
through
November 30,
2023
Six Months
Ended
November 30,
2023
October 1,
2023
*
through
November 30,
2023
Six Months
Ended
November 30,
2023
November 1,
2023
*
through
November 30,
2023
INVESTMENT INCOME:
Interest $ 7,810 $ 8,003 $ 23,759,203 $ 53,685 $ 1,664,612 $ 2,056
Total Investment Income 7,810 8,003 23,759,203 53,685 1,664,612 2,056
EXPENSES:
Advisory fees (Note 4) 1,787 1,760 4,946,583 12,459 361,357 556
Trustees fees (Note 5) 4 4 12,076 28 944 2
Compliance services fees (Note 4) 1 1 5,463 7 427 —
Interest expense 217 217 — 1,206 16,000 —
Futures Commission Merchant fees 8 8 — 9 23,660 —
Total Gross Expenses before fees
waived and/or reimbursed 2,017 1,990 4,964,122 13,709 402,388 558
LESS:
Expenses waived and/or reimbursed
by Advisor (Note 4) (225) (225) — (1,215) (35,261) —
Total Net Expenses   1,792 1,765 4,964,122 12,494 367,127 558
Net Investment Income (Loss) 6,018 6,238 18,795,081 41,191 1,297,485 1,498
NET REALIZED GAIN (LOSS) FROM:
Transactions in investment securities — (5) (8,403) (3) 734 —
Expiration or closing of futures
contracts 309,139 352,611 193,737,063 1,336,690 (28,923,711) (98,020)
Net realized gain (loss) 309,139 352,606 193,728,660 1,336,687 (28,922,977) (98,020)
CHANGE IN NET UNREALIZED
APPRECIATION/DEPRECIATION
FROM:
Investments — — (28,330) — (6,911) —
Futures contracts (21,261) (2,006) 77,338,129 168,414 (132,428) 10,052
Change in net unrealized appreciation/
depreciation (21,261) (2,006) 77,309,799 168,414 (139,339) 10,052
Net realized and unrealized gain (loss) 287,878 350,600 271,038,459 1,505,101 (29,062,316) (87,968)
Change in Net Assets Resulting from
Operations $ 293,896 $ 356,838 $ 289,833,540 $ 1,546,292 $ (27,764,831) $ (86,470)
* Commencement of investment operations.

12 :: FOR THE PERIODS INDICATED :: CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
CONSOLIDATED STATEMENTS OF CHANGES
IN NET ASSETS

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS :: FOR THE PERIODS INDICATED :: 13
PROSHARES TRUST
See accompanying notes to the financial statements.
Bitcoin & Ether Equal
Weight Strategy ETF
Bitcoin & Ether Market
Cap Weight Strategy
ETF Bitcoin Strategy ETF
October 1, 2023*
through  November 30,
2023 (Unaudited)
October 1, 2023*
through  November 30,
2023 (Unaudited)
Six Months Ended
November 30, 2023
(Unaudited)
Year Ended May 31,
2023
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 6,018 $ 6,238 $ 18,795,081 $ 8,772,399
Net realized gain (loss) 309,139 352,606 193,728,660 (105,504,830)
Change in net unrealized appreciation/
depreciation (21,261) (2,006) 77,309,799 (21,909,153)
Change in net assets resulting from
operations 293,896 356,838 289,833,540 (118,641,584)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings (1,162) (1,797) (107,889,037) (62,858,434)
Total distributions (1,162) (1,797) (107,889,037) (62,858,434)
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 1,253,597 2,779,331 687,626,401 1,042,452,625
Cost of shares redeemed — (489,832) (302,934,961) (793,632,666)
Change in net assets resulting from
capital transactions 1,253,597 2,289,499 384,691,440 248,819,959
Change in net assets 1,546,331 2,644,540 566,635,943 67,319,941
NET ASSETS:
Beginning of period $ — $ — $ 891,243,017 $ 823,923,076
End of period $ 1,546,331 $ 2,644,540 $ 1,457,878,960 $ 891,243,017
SHARE TRANSACTIONS:
Beginning of period — — 57,380,001 41,910,001
Issued 30,000 60,000 40,350,000 73,000,000
Redeemed — (10,000) (20,510,000) (57,530,000)
Shares outstanding, end of period 30,000 50,000 77,220,001 57,380,001
* Commencement of investment operations.
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period.
See Note 7 to the Financial Statements.

14 :: FOR THE PERIODS INDICATED :: CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS
PROSHARES TRUST
See accompanying notes to the financial statements.
Ether Strategy ETF Short Bitcoin Strategy ETF
Short Ether Strategy
ETF
October 1, 2023*
through  November 30,
2023 (Unaudited)
Six Months Ended
November 30, 2023
(Unaudited)
June 19, 2022*
through  May 31, 2023
November 1, 2023*
through  November 30,
2023 (Unaudited)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss) $ 41,191 $ 1,297,485 $ 944,379 $ 1,498
Net realized gain (loss) 1,336,687 (28,922,977) (70,366,529) (98,020)
Change in net unrealized appreciation/
depreciation 168,414 (139,339) (1,022,384) 10,052
Change in net assets resulting from
operations 1,546,292 (27,764,831) (70,444,534) (86,470)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings (9,660) (1,178,433) (415,727) —
Total distributions (9,660) (1,178,433) (415,727) —
CAPITAL TRANSACTIONS (a):
Proceeds from shares issued 9,207,856 99,191,449 384,618,160 800,120
Cost of shares redeemed (979,571) (111,212,380) (214,296,663) —
Change in net assets resulting from
capital transactions 8,228,285 (12,020,931) 170,321,497 800,120
Change in net assets 9,764,917 (40,964,195) 99,461,236 713,650
NET ASSETS:
Beginning of period $ — $ 99,866,736 $ 405,500 $ —
End of period $ 9,764,917 $ 58,902,541 $ 99,866,736 $ 713,650
SHARE TRANSACTIONS:
Beginning of period — 4,620,000 10,000 —
Issued 220,000 5,160,000 12,230,000 20,001
Redeemed (20,000) (5,800,000) (7,620,000) —
Shares outstanding, end of period 200,000 3,980,000 4,620,000 20,001
* Commencement of investment operations.
(a) Capital share transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period.
See Note 7 to the Financial Statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS :: 15
PROSHARES TRUST
CONSOLIDATED FINANCIAL HIGHLIGHTS

16 :: CONSOLIDATED FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Consolidated Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(g)
Bitcoin & Ether Equal Weight Strategy ETF
October 1, 2023
*
through November
30, 2023
(Unaudited)
$ 40.00 $ 0.25 $ 11.33 $ — (h) $ 11.58 $ (0.04) $ — $ — $ (0.04) $ 51.54 29.32% 29.24% 1.07% 0.95% 3.07% 3.19% $ 1,546 N/A
Bitcoin & Ether Market Cap Weight Strategy ETF
October 1, 2023
*
through November
30, 2023
(Unaudited)
40.00 0.26 12.68 0.01 12.95 (0.06) — — (0.06) 52.89 33.19 33.09 1.07 0.95 3.23 3.35 2,645 N/A
* Commencement of investment operations.

17 :: CONSOLIDATED FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Consolidated Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(g)
Bitcoin Strategy ETF
Six Months ended
November 30,
2023 (Unaudited)
$ 15.53 $ 0.28 $ 4.77 $ — (h) $ 5.05 $ (1.70) $ — $ — $ (1.70) $ 18.88 35.05% 35.09% 0.95% 0.95% 3.61% 3.61% $ 1,457,879 N/A
Year ended
May 31, 2023
19.66 0.16 (3.16) — (h) (3.00) (1.13) — — (1.13) 15.53 (15.27) (15.21) 0.95 0.95 1.20 1.20 891,243 N/A
October 18, 2021
*
through May 31,
2022
40.00 (0.15) (20.20) 0.01 (20.34) — — — — 19.66 (50.85) (50.93) 0.96 0.96 (0.88) (0.88) 823,923 N/A
Ether Strategy ETF
October 1, 2023
*
through November
30, 2023
(Unaudited)
40.00 0.23 8.63 0.01 8.87 (0.05) — — (0.05) 48.82 21.72 21.66 1.04 0.95 3.04 3.13 9,765 N/A
* Commencement of investment operations.

18 :: CONSOLIDATED FINANCIAL HIGHLIGHTS
PROSHARES TRUST
ProShares Trust Consolidated Financial Highlights
FOR THE PERIODS INDICATED
See accompanying notes to the financial statements.
SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIODS INDICATED
A
PER SHARE OPERATING PERFORMANCE RATIOS/SUPPLEMENTAL DATA
INVESTMENT OPERATIONS DISTRIBUTIONS TOTAL RETURN
(c)
RATIOS TO AVERAGE NET ASSETS
(f)
SUPPLEMENTAL
DATA
Net asset
value,
beginning
of period
Net
investment
income
(loss)
(a)
Net realized
and unrealized
gains (losses)
on investments
Transaction
fees
(b)
Total from
investment
operations
Net
investment
income
Net
realized
gains
Tax return
of capital
Total
distributions
Net asset
value, end
of period
Net asset
value
(d)
Market
value
(e)
Expenses
before
expense
reductions
Expenses
net of
waivers, if
any
Net
investment
income
(loss) before
expense
reductions
Net
investment
income
(loss) net
of waivers,
if any
Net assets,
end of period
(000)
Portfolio
turnover
rate
(g)
Short Bitcoin Strategy ETF
Six Months ended
November 30,
2023 (Unaudited)
$ 21.62 $ 0.33 $ (6.86) $ 0.01 $ (6.52) $ (0.30) $ — $ — $ (0.30) $ 14.80 (30.49) % (30.42) % 1.06% 0.97% 3.33% 3.42% $ 58,903 N/A
June 19, 2022
*
through May 31,
2023
40.55 0.28 (19.14) 0.02 (18.84) (0.09) — — (0.09) 21.62 (46.52) (46.53) 1.33 0.95 0.64 1.02 99,867 N/A
Short Ether Strategy ETF
November 1,
2023
*
through
November 30,
2023 (Unaudited)
40.00 0.07 (4.39) — (h) (4.32) — (h) — — — (h) 35.68 (10.80) (10.75) 0.96 0.96 2.57 2.57 714 N/A
* Commencement of investment operations.

CONSOLIDATED FINANCIAL HIGHLIGHTS :: 19
PROSHARES TRUST
ProShares Trust Consolidated Financial Highlights
See accompanying notes to the financial statements.
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Includes transaction fees associated with the issuance and redemption of Creation Units.
(c) Not annualized for periods less than one year.
(d) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(e) Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value.
Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and Nasdaq) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund's closing price on the listing market.
(f) Annualized for periods less than one year.
(g) Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including futures contracts), therefore the portfolio turnover rate is not applicable to these funds.
(h) Per share amount is less than $0.005.

20 :: NOVEMBER 30, 2023 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2023 (UNAUDITED) :: 21
PROSHARES TRUST
1. Organization
ProShares Trust (the “Trust”) is registered as an open-end man-
agement investment company under the Investment Company
Act of 1940 (“1940 Act”). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised
of 125 operational funds. These accompanying Notes to Finan-
cial Statements relate to the ProShares Bitcoin & Ether Equal
Weight Strategy ETF, ProShares Bitcoin & Ether Market Cap
Weight Strategy ETF, ProShares Bitcoin Strategy ETF, Pro-
Shares Ether Strategy ETF, ProShares Short Bitcoin Strategy
ETF, and the ProShares Short Ether Strategy ETF, the portfoli-
os of the Trust included in this report (collectively, the “Funds”
and individually, a “Fund”). Each Fund qualifies as an invest-
ment company as defined in the Financial Accounting Stan-
dards Codification Topic 946 – Financial Services – Investment
Companies. Each Fund is considered to be “non-diversified”
under the 1940 Act.
2. Significant Accounting Policies
The net asset value per share (“NAV”) of each Fund is generally determined as of the close of the regular trading session of the exchange on which it is listed (is typically calculated as of 4:00
p.m. Eastern Time) on each business day.
The following is a summary of significant accounting policies followed by each Fund in preparation of its financial state-
ments. These policies are in conformity with U.S. generally
accepted accounting principles (“GAAP”). The preparation of
financial statements in accordance with GAAP requires man-
agement to make estimates and assumptions that affect the
reported amounts. The actual results could differ from those estimates.
Investment Valuation
The Funds record their investments at fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The securities in the portfolio of a Fund that are listed or traded on a stock exchange or the Nasdaq Stock Market, except as otherwise
noted, are generally valued at the closing price, if available, or the last sale price on the exchange or system where the securi-
ty is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy described below. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the mean of the latest bid and asked quotes, if applicable, on the exchange or system. If there have been no sales or quotes of the security for that day on the exchange or system, the security will be valued in accordance with procedures approved by the
Trust’s Board of Trustees (the “Board”).
Securities regularly traded in the over-the-counter (“OTC”)
markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the Nas-
daq Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market mak-
ers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing
service, generally at the mean of the bid and asked quotes for
U.S. Treasury securities and at the bid or evaluated bid price for corporate bonds. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.
Commodity futures contracts are generally valued at the of-
ficial futures settlement price. These valuations are typically categorized as Level 1 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described be-
low may be applied.
When ProShare Advisors LLC (the “Advisor”), as Valuation
Designee, determines that the price of a security is not read-
ily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that material-
ly affects the furnished price), the Advisor may, in good faith, establish a fair value for that security in accordance with pro-
cedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require sub-
jective determinations about the value of a security. While the
Trust’s policy is intended to result in a calculation of a Fund’s
NAV that fairly reflects security values as of the time of pric-
ing, the Trust cannot ensure that fair values determined by the
Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a
Fund may differ from the value that would be realized if the se-
curities were sold and the differences could be material to the financial statements. Depending on the source and relevant
significance of valuation inputs, these instruments may be
classified as Level 2 or Level 3 in the fair value hierarchy.
The Funds disclose the fair value of their investments in a hi-
erarchy that distinguishes between: (1) market participant as-
sumptions which are developed based on market data obtained
from sources independent of the Funds (observable inputs) and
(2) the Funds’ own assumptions about market participant as-
sumptions which are developed based on the best information
available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:
Level 1
— Quoted prices in active markets for identical assets.
Level 2
— Other significant observable inputs (including
quoted prices for similar securities, interest rates, prepay-
ment speeds, credit risk, etc.).
Level 3
— Significant unobservable inputs (including as-
sumptions in determining the fair value of investments).

22 :: NOVEMBER 30, 2023 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are typically reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indi-
cate that a transaction is not orderly.
The following is a summary of the valuations as of November 30, 2023, for each Fund based upon the three levels defined above:
Please refer to the Consolidated Schedules of Portfolio Investments to view securities segregated by industry type. There were no
Level 3 securities held at period end.
Repurchase Agreements
The Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term in-
vestments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements through joint account arrangements; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the
Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor. Repurchase agreements usually are for short periods, such as one week or less, but may be longer. It is the current policy of each Fund not to invest in repurchase agreements that do not mature within seven days if any such investment, together with any other illiquid assets held by the Fund, amounts to more than 15% of the Fund’s total net assets. The investments of each Fund in repurchase agreements at times may be substantial when, in the view of the Advisor, liquidity, investment, regulatory, or other considerations so warrant.
On November 30, 2023, the Funds had an undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.
LEVEL 1 - Quoted
Prices
A
LEVEL 2 - Other Significant Observable Inputs
A
Total
A
Futures
Contracts*
A
Repurchase
Agreements
A
U.S. Treasury
Obligations
A
Investment
Securities,
including
Repurchase
Agreements
A
Other Financial
Instruments,
including Futures
Contracts*
A
Bitcoin & Ether Equal Weight Strategy ETF ..... $ (21,261) $ 1,075,670 $ — $ 1,075,670 $ (21,261)
Bitcoin & Ether Market Cap Weight Strategy ETF . (2,006) 1,911,026 — 1,911,026 (2,006)
Bitcoin Strategy ETF ..................... 53,435,836 471,889,076 593,979,750 1,065,868,826 53,435,836
Ether Strategy ETF ...................... 168,414 6,560,383 — 6,560,383 168,414
Short Bitcoin Strategy ETF ................. (1,161,723) 39,497,821 — 39,497,821 (1,161,723)
Short Ether Strategy ETF .................. 10,052 447,977 — 447,977 10,052
*  These investments are recorded in the financial statements at the unrealized gain or loss on the investment.

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2023 (UNAUDITED) :: 23
PROSHARES TRUST
Reverse Repurchase Agreements
The Funds may enter into reverse repurchase agreements as
part of its investment strategy, which may be viewed as a form of borrowing. Reverse repurchase agreements involve sales
by the Fund of portfolio assets for cash concurrently with an agreement by the Fund to repurchase those same assets at a
later date at a fixed price. Generally, the effect of such a trans-
action is that the Fund can recover all or most of the cash in-
vested in the portfolio securities involved during the term of the reverse repurchase agreement, while the Fund will be able to keep the interest income associated with those portfolio
securities. Such transactions are advantageous only if the in-
terest cost to the Fund of the reverse repurchase transaction is less than the cost of obtaining the cash otherwise. Opportu-
nities to achieve this advantage may not always be available, and the Funds intend to use the reverse repurchase technique only when it will be to the Funds advantage to do so. The Funds will segregate with their custodian bank cash or liquid instru-
ments equal in value to the Funds' obligations with respect to reverse repurchase agreements.
As of November 30, 2023, the ProShares Bitcoin & Ether Equal
Weight Strategy ETF had no outstanding reverse repurchase
agreements. The average daily balance of the reverse repur-
chase agreements during the period ended November 30, 2023
was $24,135. The weighted average interest rate for the same period was 5.40%. The Advisor agreed to waive the amount of
the interest on reverse repurchase agreements until October
31, 2024.
As of November 30, 2023, the ProShares Bitcoin & Ether Mar-
ket Cap Weight Strategy ETF had no outstanding reverse re-
purchase agreements. The average daily balance of the reverse repurchase agreements during the period ended November
30, 2023 was $24,136. The weighted average interest rate for the same period was 5.40%. The Advisor agreed to waive the
amount of the interest on reverse repurchase agreements until
October 31, 2024.
As of November 30, 2023, the ProShares Bitcoin Strategy ETF
had no outstanding reverse repurchase agreements. The aver-
age daily balance of the reverse repurchase agreements during the period ended November 30, 2023 was $9,934,592. The inter-
est on reverse repurchase agreements for this fund is paid for by the Advisor and is not a direct fund expense.
As of November 30, 2023, the ProShares Ether Strategy ETF
had no outstanding reverse repurchase agreements. The aver-
age daily balance of the reverse repurchase agreements during the period ended November 30, 2023 was $133,995. The weight-
ed average interest rate for the same period was 5.40%. The
Advisor agreed to waive the amount of the interest on reverse repurchase agreements until October 31, 2024.
As of November 30, 2023, the ProShares Short Bitcoin Strategy
ETF had no outstanding reverse repurchase agreements. The
average daily balance of the reverse repurchase agreements
Fund Name
A
Bank of America
Securities, Inc.,
5.30%, dated
11/30/2023 due
12/01/2023
(a)
Barclays
Capital, Inc.,
5.10%, dated
11/30/2023 due
12/01/2023
(b)
Barclays
Capital, Inc.,
5.20%, dated
11/30/2023 due
12/01/2023
(c)
Barclays
Capital, Inc.,
5.28%, dated
11/30/2023 due
12/01/2023
(d)
BNP Paribas
Securities Corp.,
5.30%, dated
11/30/2023 due
12/01/2023
(e)
BNP Paribas
Securities Corp.,
5.31%, dated
11/30/2023 due
12/01/2023
(f)
ING Financial
Markets LLC,
5.30%, dated
11/30/2023 due
12/01/2023
(g)
Total
Bitcoin & Ether
Equal Weight
Strategy ETF . $ 132,314
$ 13,928 $ 55,711 $ 99,334 $ 55,711 $ 501,399 $ 217,273 $ 1,075,670
Bitcoin & Ether
Market Cap
Weight Strategy
ETF ........ 235,068
24,744 98,976 176,477 98,975 890,781 386,005 1,911,026
Bitcoin Strategy
ETF ........ 58,045,104
6,110,011 24,440,044 43,577,311 24,440,043 219,960,393 95,316,170 471,889,076
Ether Strategy
ETF ........ 806,965
84,944 339,775 605,828 339,775 3,057,974 1,325,122 6,560,383
Short Bitcoin
Strategy ETF . 4,858,462
511,417 2,045,668 3,647,486 2,045,668 18,411,014 7,978,106 39,497,821
Short Ether
Strategy ETF . 55,108
5,801 23,204 41,373 23,204 208,793 90,494 447,977
$ 64,133,021 $ 6,750,845 $ 27,003,378 $ 48,147,809 $ 27,003,376 $ 243,030,354 $ 105,313,170 $ 521,381,953
Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at November 30, 2023 as follows:
(a) U.S. Treasury Bonds, 0% to 4.38%, due 1/15/2028 to 2/15/2053; U.S. Treasury Notes, 4.63%, due 11/15/2026, which had an aggregate value at the Trust level of $484,500,006.
(b) U.S. Treasury Notes, 0.38%, due 7/31/2027, which had an aggregate value at the Trust level of $51,000,001.
(c) U.S. Treasury Bills, 0%, due 11/29/2024; U.S. Treasury Notes, 3.88%, due 3/31/2025, which had an aggregate value at the Trust level of
$204,000,012.
(d) U.S. Treasury Notes, 0.38% to 3.88%, due 3/31/2025 to 12/31/2025, which had an aggregate value at the Trust level of $363,738,034.
(e) U.S. Treasury Bonds, 2.75% to 4.75%, due 11/15/2042 to 5/15/2052; U.S. Treasury Notes, 1.13% to 4.63%, due 7/31/2028 to 2/15/2033,
which had an aggregate value at the Trust level of $204,000,001.
(f) U.S. Treasury Bonds, 0% to 3.88%, due 1/15/2027 to 8/15/2047; U.S. Treasury Notes, 0.13% to 4.63%, due 7/15/2025 to 8/15/2033, which had an aggregate value at the Trust level of $1,836,000,001.
(g) Federal Home Loan Bank, 0% to 5.13%, due 2/7/2024 to 3/14/2036; Federal Home Loan Mortgage Corp., 5%, due 10/30/2024; U.S. Treasury
Bills, 0%, due 12/21/2023 to 11/29/2024; U.S. Treasury Bonds, 1.63% to 5.38%, due 2/15/2031 to 8/15/2052; U.S. Treasury Notes, 0.13% to
5%, due 2/15/2024 to 9/30/2030, which had an aggregate value at the Trust level of $795,600,025.

24 :: NOVEMBER 30, 2023 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
during the period ended November 30, 2023 was $582,361. The
weighted average interest rate for the same period was 5.40%.
The Advisor waived the amount of the interest on reverse re-
purchase agreements until September 30, 2023.
Debt Instruments
The Funds may invest in debt instruments, including U.S. gov-
ernment securities; Foreign and U.S. investment grade corpo-
rate debt securities.
Accounting for Derivatives Instruments
In seeking to achieve the investment objectives of Funds whose objective is tied to an index or benchmark, the Advisor uses a passive approach to investing that is designed to track the per-
formance of the Fund’s underlying index or benchmark. Each
such Fund attempts to achieve its investment objective by in-
vesting all, or substantially all, of its assets in investments that make up its index or in financial instruments that provide sim-
ilar exposure.
In connection with its management, the Advisor has registered as a commodity pool operator (a "CPO") and the Commodity
Pools are commodity pools under the Commodity Exchange
Act (the "CEA"). Accordingly, the Advisor is subject to registra-
tion and regulation as a CPO under the CEA, and must com-
ply with various regulatory requirements under the CEA and
the rules and regulations of the Commodity Futures Trading
Commission ("CFTC") and the National Futures Association
("NFA"), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and record keeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with
these regulatory requirements could adversely affect the Com-
modity Pools' total return. In this regard, any further amend-
ment to the CEA or its related regulations that subject the
Advisor or the Commodity Pools to additional regulation may
have adverse impacts on the Commodity Pools' operations and
expenses.
All open derivative positions at period end are reflected on each respective Fund’s Consolidated Schedule of Portfolio In-
vestments. The Funds utilized a varying level of derivative in-
struments in conjunction with investment securities in seek-
ing to meet their investment objective during the period. While the volume of open positions may vary on a daily basis as each
Fund transacts derivative contracts in order to achieve the ap-
propriate exposure to meet its investment objective, the vol-
ume of these open positions relative to the net assets of each respective Fund at the date of this report is generally represen-
tative of open positions throughout the reporting period.
For financial reporting purposes, the Trust can offset financial assets and financial liabilities that are subject to master net-
ting arrangements or similar agreements in the Consolidated
Statement of Assets and Liabilities. Information concerning
the value of and amounts due under Repurchase and Reverse
Repurchase Agreement transactions may be found on each
Fund’s Consolidated Schedule of Portfolio Investments. In-
formation concerning the counterparties to each Repurchase
Agreement and levels of collateralization may be found above, under the caption “Repurchase Agreements.”
Following is a description of the Funds’ use of derivative instru-
ments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk expo-
sures related to each instrument type.
Futures Contracts
The Funds seek to invest in cash-settled, front-month crypto fu-
tures. The Funds may also invest in back-month crypto futures contracts. Front-month crypto futures contracts are those con-
tracts with the shortest time to maturity. Back-month crypto futures contracts are those with longer times to maturity.
Each Fund may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the spec-
ified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the pur-
chaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures con-
tract and the price at which the agreement is made. No physical delivery of the underlying asset is made.
The Funds generally engage in closing or offsetting transac-
tions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long posi-
tion (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a spe-
cific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures con-
tract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short po-
sition (futures contract sold) there will be a gain (loss) if the off-
setting buy transaction is carried out at a lower (higher) price, inclusive of commissions.
Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying com-
modity. The extent of the Fund’s loss from an unhedged short position in futures contracts or from writing options on fu-
tures contracts is potentially unlimited. Each Fund will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.
Upon entering into a futures contract, each Fund will be re-
quired to deposit with the broker an amount of cash or cash
equivalents in the range of approximately 5% to 10% of the con-
tract amount for commodity futures (these amounts are sub-
ject to change by the exchange on which the contract is traded).
This amount, known as “initial margin,” is in the nature of a

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2023 (UNAUDITED) :: 25
PROSHARES TRUST
performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Sub-
sequent payments, known as “variation margin,” to and from
the broker will be made as the price of the commodity under-
lying the futures contract fluctuates, making the long and
short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.
The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of
the futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Al-
though each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be giv-
en that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures con-
tract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be sus-
pended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liqui-
dation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund deter-
mines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by en-
tering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organiza-
tion, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.
The Financial Accounting Standards Board, pursuant to Ac-
counting Standards Codification 815-10 (“ASC 815-10”), re-
quires companies (including the Trust) to disclose information intended to enable financial statement users to understand
how derivative instruments affect the Consolidated State-
ments of Assets and Liabilities as well as the effect of deriva-
tive instruments on the Consolidated Statements of Operations during the reporting period, in the context of each entity’s risk exposure. ASC 815-10 provides examples of risk exposure, in-
cluding interest rate, commodity and credit.
Generally, the Funds’ investment objectives (other than the
Short Funds) are to correspond to the performance of bitcoin or ether or a combination thereof. Each of the Short Funds’
objectives are to correspond to the inverse of their respective
Index. Each Fund is subject to, among others, commodity mar-
kets risk.
The following tables indicate the location of derivative-related items on the Consolidated Statements of Assets and Liabilities as
well as the effect of derivative instruments on the Consolidated Statements of Operations during the reporting period.
Fair Value of Derivative Instruments as of November 30, 2023
A
                      Asset Derivatives                                                                                 Liabilities Derivatives
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Consolidated
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Appreciation
*
A
Consolidated
Statements of
Assets and
Liabilities
Location
A
Fund
A
Unrealized
Depreciation
*
A
Commodity futures
Net assets consist
of: Net unrealized
appreciation
(depreciation) on:
futures contracts*
Net assets consist
of: Net unrealized
appreciation
(depreciation) on:
futures contracts*
Bitcoin & Ether Equal Weight Strategy ETF
Bitcoin & Ether Equal
Weight Strategy ETF
$ —
Bitcoin & Ether Equal
Weight Strategy ETF $ 21,261
Bitcoin & Ether Market Cap Weight Strategy ETF
Bitcoin & Ether Market
Cap Weight Strategy
ETF
450
Bitcoin & Ether Market
Cap Weight Strategy
ETF 2,456
Bitcoin Strategy ETF
Bitcoin Strategy ETF
53,435,836
Bitcoin Strategy ETF —
Ether Strategy ETF
Ether Strategy ETF
168,414
Ether Strategy ETF —
Short Bitcoin Strategy ETF
Short Bitcoin Strategy
ETF
—
Short Bitcoin Strategy
ETF 1,161,723
Short Ether Strategy ETF
Short Ether Strategy ETF
10,052
Short Ether Strategy ETF —
* Includes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Portfolio Investments. For these securities, only the variation margin is reported within the asset and liability sections of the Consolidated Statements of Assets and Liabilities.

26 :: NOVEMBER 30, 2023 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Taxes and Distributions
Each of the Funds intends to qualify or continue to qualify as a regulated investment company and distribute substantially all of its net investment income and capital gains to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.
As of November 30, 2023, management of the Funds has reviewed all open tax years and major jurisdictions (the last four tax year ends including the interim tax periods since then, as applicable) and concluded that there is no tax liability resulting from un-
recognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.
Distributions to shareholders from net investment income and net capital gain, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in na-
ture. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales, 1256 mark-to-market, and qualified late-year loss deferrals) do not require a reclassification. Under current law, the Funds are permitted to treat on its tax return as dividends paid the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders' portion of the Funds' accumulated earnings and profits. This practice, called tax “equalization,” reduces the amount of income and/or gains that the Funds are required to distribute as dividends to non-redeeming shareholders. While subject to management’s discretion, any available tax equalization is typically applied first to short-term capital gains, next to long-term capital gains and then to ordinary income. To the extent distributions exceed net investment income and net realized capital gains for tax purposes, they are reported as a tax return of capital.
The Funds’ tax year end is October 31st and the tax character of current year distributions and current components of accumulat-
ed earnings (deficit) will be determined at the end of the current tax year. The wholly-owned subsidiaries of the Funds organized under the laws of the Cayman Islands have a September 30th tax year-end.
The tax character of distributions paid for the most recent tax years ended October 31, 2023 and October 31, 2022, were as follows:
The Effect of Derivative Instruments on the Consolidated Statements of Operations for the Period Ended November 30, 2023
A
Derivatives
not accounted
for as hedging
instruments under
ASC 815
A
Location of Gain or (Loss) on
Derivatives on the Consolidated
Statements of Operations
A
Fund
A
Realized Gain
or (Loss) on
Derivatives
A
Change in
Unrealized
Appreciation or
(Depreciation) on
Derivatives
A
Commodity futures
Net realized gain (loss) on Expiration
or closing of futures contracts
Change in net unrealized appreciation
depreciation) on Futures contracts
Bitcoin & Ether Equal Weight Strategy ETF
Bitcoin & Ether Equal Weight Strategy ETF $ 309,139 $ (21,261)
Bitcoin & Ether Market Cap Weight Strategy ETF
Bitcoin & Ether Market Cap Weight
Strategy ETF 352,611 (2,006)
Bitcoin Strategy ETF
Bitcoin Strategy ETF 193,831,206 77,338,129
Ether Strategy ETF
Ether Strategy ETF 1,336,788 168,414
Short Bitcoin Strategy ETF
Short Bitcoin Strategy ETF (28,915,902) (132,428)
Short Ether Strategy ETF
Short Ether Strategy ETF (98,020) 10,052
Year Ended October 31, 2023
A
Year Ended October 31, 2022
A
Fund
A
Distributions
paid from
ordinary
income
A
Distributions
paid from net
long-term
capital gains
A
Tax
return of
capital
A
Total
Distributions
A
Distributions
paid from
ordinary
income
A
Distributions
paid from net
long-term
capital gains
A
Tax
return of
capital
A
Total
Distributions
A
Bitcoin Strategy ETF ...
$ 161,975,602 $ — $ — $ 161,975,602 $ — $ — $ — $ —
Short Bitcoin Strategy
ETF ............
1,432,433 — — 1,432,433 — — — —

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2023 (UNAUDITED) :: 27
PROSHARES TRUST
At October 31, 2023 (the Funds’ most recent tax year end), the components of accumulated earnings (deficit) on a tax basis were as follows:
Temporary differences are generally due to differing book and tax treatments for the timing of the recognition of gains and losses on certain investment transactions and the timing and the deductibility of certain expenses. Permanent differences, primarily due to reclassification on sale of derivatives, reversal of gain/(loss) on disposition of subsidiary units, and nondeductible expens-
es, resulted in reclassifications as of October 31, 2023 (the Funds’ most recent tax year end), among the Funds’ components of net assets.
As of October 31, 2023 (the Funds’ most recent tax year end), the Funds had capital loss carry forwards (“CLCFs”) available to offset future realized gains, if any, to the extent provided for by regulations and to thereby reduce the amount of future taxable capital gain distributions. Under current tax law, CLCFs retain their character as either short-term or long-term capital losses, and are not subject to expiration.
At October 31, 2023 (the Funds’ most recent tax year end), the following Funds had available CLCFs:
At October 31, 2023 (the Funds’ most recent tax year end), the following Funds utilized CLCFs and/or elected to defer late-year ordinary losses to November 1, 2023:
3. Investment Transactions, Income and Expense Allocations
Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.
Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.
Expenses directly attributable to a Fund are charged to that Fund, while expenses which are attributable to more than one Fund or jointly with an affiliate, are allocated among the respective Funds and/or affiliates based upon relative net assets or another reasonable basis.
4. Advisory and Management Service Fees and Transactions with Affiliates
The Advisor serves as the investment adviser to each Fund pursuant to an Investment Advisory and Management Agreement. The
Funds pay the Advisor a monthly fee, accrued daily at an annualized rate of 0.95% based on average daily net assets for invest-
ment advisory and management services. The Advisor is responsible for substantially all other expenses of the Funds except, gen-
erally, interest expenses (except that the Advisor will pay expenses incurred in connection with investments in reverse repurchase agreements in ProShares Bitcoin Strategy ETF), taxes, brokerage and other transaction costs (except that the Advisor will pay net account or similar fees charged by futures commission merchants in ProShares Bitcoin Strategy ETF), legal expenses fees and expenses related to securities lending, compensation and expenses of the Independent Trustees, compensation and expenses of
Fund
A
Undistributed
Ordinary
Income
A
Undistributed
Long-Term
Capital Gain
A
Accumulated
Capital and
Other Losses
A
Unrealized
Appreciation/
(Depreciation)
A
Bitcoin & Ether Equal Weight Strategy
ETF ........................ $ 2,061 $ — $ — $ 106,483
Bitcoin & Ether Market Cap Weight
Strategy ETF ................. 2,816 — — 176,077
Bitcoin Strategy ETF ............... 4,947,289 — (725,639) (1,204,540,598)
Ether Strategy ETF ................ 15,997 — — 502,369
Short Bitcoin Strategy ETF .......... 205,070 — (4,571) (99,315,404)
No Expiration Date
A
Bitcoin Strategy ETF ............................................................................ $ 725,639
Short Bitcoin Strategy ETF ....................................................................... 4,571
Fund
A
Capital Loss
Utilized
A
Ordinary Late Year
Loss Deferrals
A
Short Bitcoin Strategy ETF .......................................................... $ 4,646 $ —

28 :: NOVEMBER 30, 2023 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
the counsel to the Independent Trustees, compensation and expenses of the Trust’s chief compliance officer and his or her staff, legal fees and expenses in connection with litigation, future distribution fees or expenses (if any), and extraordinary expenses.
The Advisor has agreed to waive expenses incurred in connection with investments in reverse repurchase agreements and net fees charged by futures commission merchants in ProShares Short Bitcoin Strategy ETF through September 30, 2023, and through Oc-
tober 31, 2024 in ProShares Bitcoin & Ether Equal Weight Strategy ETF, ProShares Bitcoin and Ether Market Cap Weight Strategy
ETF, ProShares Ether Stategy ETF and ProShares Short Ether Strategy ETF. These waivers are non-recoupable. After such date, the expense limitation may be terminated or revised by the Advisor.
Employees of the Advisor serve in the roles of Interested Trustee, President, Chief Legal Officer and Secretary of the Trust. These
individuals receive no compensation directly from the Trust. Another employee of the Advisor serves as Chief Compliance Officer and Anti-Money Laundering Officer. This individual’s related compensation, along with the compensation of staff who administer the Funds’ compliance program, and certain other expenses are reimbursed to the Advisor by the Funds and are reflected on the
Consolidated Statements of Operations as “Compliance services fees”.
5. Trustees Fees
The Trust, together with other affiliated trusts, pay each Independent Trustee an aggregate fee consisting of a $325,000 annual retainer (paid in quarterly increments) for services provided as a Board member.  Such fees are allocated between the Funds and other affiliated funds. Each Fund’s share of these fees, together with reimbursable expenses of the Trustees, is reflected on the
Consolidated Statements of Operations as “Trustees Fees”.
6. Distribution and Service Plan
SEI Investments Distribution Co. serves as the Funds’ distributor. The Trust has adopted a Distribution and Service (12b-1) Plan pursuant to which each Fund may bear a 12b-1 fee not to exceed 0.25% per annum of the Fund’s average daily net assets. No 12b-1 fees are currently paid by the Funds, and there are currently no plans to impose these fees.
7. Issuance and Redemption of Fund Shares
Each Fund issues and redeems its shares only to Authorized Participants (typically broker-dealers) in exchange for the deposit of cash, in large blocks known as Creation Units, each of which is comprised of a specified number of shares.
Retail investors may only purchase and sell Fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.
Authorized Participants may pay transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Transaction fees related to unsettled Creation Unit transactions are included in the receivable for capital shares issued on the Consolidated Statements of Assets and Liabilities. Transaction fees assessed during the period, which are included in the proceeds from shares issued on the Consolidated Statements of Changes in Net Assets, were as follows:
8. Investment Transactions
For the period ended November 30, 2023, there were no securities purchased or proceeds from sales of securities excluding short-
term securities and derivatives.
9. Basis of Consolidation
The accompanying Consolidated Schedules of Portfolio Investments, Consolidated Statements of Assets and Liabilities, Consol-
idated Statements of Operations, Consolidated Statements of Changes in Net Assets and Consolidated Financial Highlights of
ProShares Bitcoin & Ether Equal Weight Strategy ETF, ProShares Bitcoin & Ether Market Cap Weight Strategy ETF, ProShares
Bitcoin Strategy ETF, ProShares Ether Strategy ETF, ProShares Short Bitcoin Strategy ETF and ProShares Short Ether Strategy
For the periods ended
A
Six Months
Ended
November 30,
2023
A
Year Ended
May 31, 2023
A
Bitcoin & Ether Equal Weight Strategy ETF ...............................................
$ 87 $ —
Bitcoin & Ether Market Cap Weight Strategy ETF ...........................................
291 —
Bitcoin Strategy ETF ................................................................
98,388 180,527
Ether Strategy ETF .................................................................
955 —
Short Bitcoin Strategy ETF ...........................................................
21,391 59,228
Short Ether Strategy ETF ............................................................
80 —

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2023 (UNAUDITED) :: 29
PROSHARES TRUST
ETF include the accounts of ProShares Cayman Bitcoin & Ether Equal Weight Strategy Portfolio, a wholly-owned subsidiary of the ProShares Bitcoin & Ether Equal Weight Strategy ETF, ProShares Cayman Bitcoin & Ether Strategy Portfolio, a wholly-owned subsidiary of ProShares Bitcoin & Ether Market Cap Weight Strategy ETF, ProShares Cayman Bitcoin Strategy Portfolio, a whol-
ly-owned subsidiary of ProShares Bitcoin Strategy ETF, ProShares Cayman Ether Strategy Portfolio, a wholly-owned subsidiary of ProShares Ether Strategy ETF, ProShares Cayman Bitcoin Inverse Strategy Portfolio, a wholly-owned subsidiary of ProShares
Short Bitcoin Strategy ETF, and ProShares Cayman Short Ether Strategy Portfolio, a wholly-owned subsidiary of ProShares Short
Ether Strategy ETF organized under the laws of the Cayman Islands (together, the “Subsidiaries” and each, a “Subsidiary”), which primarily invest in commodity-related instruments. The Subsidiaries enable the Funds to hold these commodity-related instru-
ments and satisfy regulated investment company tax requirements. Each Fund will invest a significant portion of its total assets in its Subsidiary. As of November 30, 2023, the net assets of ProShares Cayman Bitcoin & Ether Equal Weight Strategy Portfo-
lio were 30.5% of the net assets of ProShares Bitcoin & Ether Equal Weight Strategy ETF; the net assets of ProShares Cayman
Bitcoin & Ether Market Cap Weight Strategy Portfolio were 27.76% of the net assets of ProShares Bitcoin & Ether Market Cap
Weight Strategy ETF; the net assets of ProShares Cayman Bitcoin Strategy Portfolio were 27.33% of the net assets of ProShares
Bitcoin Strategy ETF; the net assets of ProShares Cayman Ether Strategy Portfolio were 32.88% of the net assets of ProShares
Ether Strategy ETF; the net assets of ProShares Cayman Bitcoin Inverse Strategy Portfolio were 26.72% of ProShares Short Bit-
coin Strategy ETF; and the net assets of ProShares Cayman Short Ether Strategy Portfolio were 37.33% of ProShares Short Ether
Strategy ETF. Intercompany accounts and transactions, if any, have been eliminated. The Subsidiaries are subject to the same investment policies and restrictions that apply to ProShares Bitcoin & Ether Equal Weight Strategy ETF, ProShares Bitcoin &
Ether Market Cap Weight Strategy ETF, ProShares Bitcoin Strategy ETF, ProShares Ether Strategy ETF, ProShares Short Bitcoin
Strategy ETF and ProShares Short Ether Strategy ETF, except that the Subsidiaries may invest without limitation in commodi-
ty-related instruments.
10. Risk
Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.
Risks Associated with the Use of Derivatives
The Funds may obtain investment exposure through derivatives (i.e., bitcoin or ether futures). Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with invest-
ing directly in the reference asset(s) underlying the derivative, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses;
5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. The occurrence of any of these factors may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.
Equity and Market Risk
Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market.
Bitcoin Risk
The ProShares Bitcoin & Ether Equal Weight Strategy ETF, ProShares Bitcoin & Ether Market Cap Weight Strategy ETF, Pro-
Shares Bitcoin Strategy ETF and ProShares Short Bitcoin Strategy ETF do not invest directly in Bitcoin. The Funds invest in
Bitcoin futures.
Bitcoin is a relatively new innovation and the market for Bitcoin is subject to rapid price swings, changes and uncertainty. The further development of the Bitcoin Network and the acceptance and use of Bitcoin are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Bitcoin Network or the acceptance of Bitcoin may adversely affect the price of Bitcoin. Bitcoin is subject to the risk of fraud, theft, manipulation or security failures, opera-
tional or other problems that impact Bitcoin trading venues. Additionally, if one or a coordinated group of miners were to gain control of 51% of the Bitcoin Network, they would have the ability to manipulate transactions, halt payments and fraudulently obtain Bitcoin. A significant portion of Bitcoin is held by a small number of holders sometimes referred to as “whales”. These holders have the ability to manipulate the price of Bitcoin. Unlike the exchanges for more traditional assets, such as equity se-
curities and futures contracts, Bitcoin and Bitcoin trading venues are largely unregulated. As a result of the lack of regulation,

30 :: NOVEMBER 30, 2023 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
individuals or groups may engage in fraud or market manipulation and investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of Bitcoin trading venues have been closed due to fraud, failure or security breaches. Investors in Bitcoin may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory changes may negatively impact the operation of the Bitcoin Network or restrict the use of Bitcoin. The realization of any of these risks could result in a decline in the acceptance of Bitcoin and consequently a reduction in the value of Bitcoin, Bitcoin futures, and the
Fund. The Bitcoin Network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “miners”), (2) developers who propose improvements to the Bitcoin Protocol and the software that enforces the protocol and (3) users who choose which version of the bitcoin software to run. From time to time, the developers suggest changes to the bitcoin software. If a sufficient number of users and miners elect not to adopt the changes, a new digital asset, operating on the earlier version of the bitcoin software, may be created. This is often referred to as a “fork.” The creation of a “fork” or a substantial giveaway of Bitcoin (sometimes referred to as an “air drop”) may result in a significant and unexpected decline in the value of Bitcoin, Bitcoin futures, and the
Fund.
Bitcoin Futures Risk
The market for bitcoin futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the bitcoin futures market has grown substantially since bitcoin futures commenced trading, there can be no assurance that this growth will continue. Bitcoin futures are subject to collateral requirements and daily limits that may limit the Fund’s ability to achieve the desired exposure. If the Fund is unable to meet its investment objective, the Fund’s returns may be lower than expected. Additionally, these collateral requirements may require the Fund to liquidate its position when it otherwise would not do so.
When a bitcoin futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a bitcoin fu-
tures contract with a later expiration date. This is commonly referred to as “rolling”. The costs associated with rolling bitcoin futures typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund.
Ether Risk
The ProShares Bitcoin & Ether Equal Weight Strategy ETF, ProShares Bitcoin & Ether Market Cap Weight Strategy ETF, Pro-
Shares Ether Strategy ETF and ProShares Short Ether Strategy ETF do not invest directly in Ether. The Funds invest in Ether futures.
Ether is a relatively new innovation and the market for Ether is subject to rapid price swings, changes and uncertainty. The further development of the Ethereum Network and the acceptance and use of Ether are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Ethereum Network or the acceptance of Ether may adversely affect the price of Ether. Ether is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact Ether trading venues. Additionally, if one or a coordinated group of miners were to gain control of 51% of the Ethereum Network, they would have the ability to manipulate transactions, halt payments and fraud-
ulently obtain Ether. A significant portion of Ether is held by a small number of holders sometimes referred to as “whales”.
These holders have the ability to manipulate the price of Ether. Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, Ether and Ether trading venues are largely unregulated. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation and investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of Ether trading venues have been closed due to fraud, failure or security breaches. Investors in Ether may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses. Legal or regulatory chang-
es may negatively impact the operation of the Ethereum Network or restrict the use of Ether. The realization of any of these risks could result in a decline in the acceptance of Ether and consequently a reduction in the value of Ether, Ether futures, and the Fund. The Ethereum Network is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “miners”), (2) developers who propose improvements to the Ethereum Protocol and the software that enforces the protocol and (3) users who choose which version of the Ether software to run. From time to time, the developers suggest changes to the Ethereum software. If a suffi-
cient number of users and miners elect not to adopt the changes, a new digital asset, operating on the earlier version of the
Ether software, may be created. This is often referred to as a “fork.” The creation of a “fork” or a substantial giveaway of Ether
(sometimes referred to as an “air drop”) may result in a significant and unexpected decline in the value of Ether, Ether futures, and the Fund.

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2023 (UNAUDITED) :: 31
PROSHARES TRUST
Ether Futures Risk
The market for Ether futures may be less developed, and potentially less liquid and more volatile, than more established fu-
tures markets. While the Ether futures market has grown substantially since Ether futures commenced trading, there can be no assurance that this growth will continue. Ether futures are subject to collateral requirements and daily limits that may lim-
it the Fund’s ability to achieve the desired exposure. If the Fund is unable to meet its investment objective, the Fund’s returns may be lower than expected. Additionally, these collateral requirements may require the Fund to liquidate its position when it otherwise would not do so.
When a Ether futures contract is nearing expiration, the Fund will generally sell it and use the proceeds to buy a Ether futures contract with a later expiration date. This is commonly referred to as “rolling”. The costs associated with rolling Ether futures typically are substantially higher than the costs associated with other futures contracts and may have a significant adverse impact on the performance of the Fund.
Borrowing Risk
Each fund may borrow for investment purposes using reverse repurchase agreements. Borrowing may cause a Fund to liqui-
date positions under adverse market conditions to satisfy its repayment obligations. Borrowing increases the risk of loss and may increase the volatility of the Fund.
Correlation Risk
ProShares Short Bitcoin Strategy ETF and ProShares Short Ether Strategy ETF are subject to correlation risk. A number of factors may affect the Fund’s ability to achieve a high degree of inverse correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have inverse exposure to all of the securities in the Index, its weighting of securities may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
Short or Inverse Investing Risk
You will lose money when the Index rises – a result that is the opposite from a traditional index fund. Obtaining inverse or
“short” exposure may be considered an aggressive investment technique. The costs  of obtaining this short exposure will lower your returns. If the level of the Index approaches a 100% increase at any point in the day, you could lose your entire investment.
As a result, an investment in the Fund may not be suitable for all investors.
Counterparty Risk
A Fund will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments or other-
wise meet its contractual obligations) with respect to the amount the Fund expects to receive from counterparties to financial instruments (including derivatives and repurchase agreements) entered into by the Fund. The Funds generally structure the agreements such that either party can terminate the contract without penalty prior to the termination date. If a counterparty terminates a contract, a Fund may not be able to invest in other derivatives to achieve the desired exposure, or achieving such exposure may be more expensive. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations under such an agreement.
Liquidity Risk
In certain circumstances, such as the disruption of the orderly markets for the securities and/or financial instruments in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities and/or financial instruments in which a Fund in-
vests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its index.
The market for the Bitcoin and Ether futures contracts is still developing and may be subject to periods of illiquidity. During such times it may be difficult or impossible to buy or sell a position at the desired price. Market disruptions or volatility can also make it difficult to find a counterparty willing to transact at a reasonable price and sufficient size. Illiquid markets may cause losses, which could be significant. The large size of the positions which the Fund may acquire increases the risk of illi-
quidity, may make its positions more difficult to liquidate, and increase the losses incurred while trying to do so.

32 :: NOVEMBER 30, 2023 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
Inflation Risk
Inflation risk is the risk that the value of assets or income from a Fund’s investments will be worth less in the future as infla-
tion decreases the value of payments at future dates. As inflation increases, the real value of a Fund’s portfolio could decline.
Inflation rates may change frequently and drastically as a result of various factors and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors or adversely affect the real value of shareholders’ investments in a Fund. Inflation has recently increased and it cannot be predicted whether it may decline.
Subsidiary Investment Risk
Changes in the laws of the United States and/or the Cayman Islands, under which the funds and their Subsidiaries are orga-
nized, respectively, could result in the inability of the Funds to operate as intended and could negatively affect the Funds and their shareholders. The Funds comply with the provisions of the 1940 Act governing investment policies, capital structure and leverage on an aggregate basis with their Subsidiaries.
Active Management Risk
The performance of actively managed funds (ProShares Bitcoin & Ether Equal Weight Strategy ETF, ProShares Bitcoin & Ether
Market Cap Weight Stategy ETF, ProShares Bitcoin Strategy ETF and ProShares Ether ETF) reflect, in part, the ability of the Advisor to select investments and make investment decisions that are suited to achieving a Fund’s investment objective.
The Advisor’s judgments about a Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by a Fund fail to produce the intended results, the Fund could underperform other funds with a similar investment objective and/or strategies.
Bitcoin Futures Capacity Risk
If the Fund’s ability to obtain exposure to bitcoin futures contracts consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the bitcoin futures market, a disruption to the bitcoin futures market, or as a result of margin requirements, position limits, accountability levels, or other limitations imposed by the Fund’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC, the Fund may not be able to achieve its investment ob-
jective and may experience significant losses. In such circumstances, the Advisor intends to take such action as it believes appropriate and in the best interest of the Fund. Any disruption in the Fund’s ability to obtain exposure to bitcoin futures contracts will cause the Fund’s performance to deviate from the performance of bitcoin and bitcoin futures. Additionally, the ability of the Fund to obtain exposure to bitcoin futures contracts is limited by certain tax rules that limit the amount the Fund can invest in its wholly-owned subsidiary as of the end of each tax quarter.
Ether Futures Capacity Risk
If the Fund’s ability to obtain exposure to ether futures contracts consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the ether futures market, a disruption to the ether futures market, or as a result of margin requirements, position limits, accountability levels, or other limitations imposed by the Fund’s futures com-
mission merchants (“FCMs”), the listing exchanges or the CFTC, the Fund may not be able to achieve its investment objective and may experience significant losses. In such circumstances, the Advisor intends to take such action as it believes appropri-
ate and in the best interest of the Fund. Any disruption in the Fund’s ability to obtain exposure to ether futures contracts will cause the Fund’s performance to deviate from the performance of ether and ether futures. Additionally, the ability of the Fund to obtain exposure to ether futures contracts is limited by certain tax rules that limit the amount the Fund can invest in its wholly-owned subsidiary as of the end of each tax quarter.
Market and Volatility Risk
The prices of bitcoin and bitcoin futures have historically been highly volatile. The value of the Fund’s inverse exposure to bitcoin futures – and therefore the value of an investment in the Fund – could decline significantly and without warning, in-
cluding to zero.
Cost of Futures Investment Risk
As discussed above, when a crypto futures contract is nearing expiration, the Fund will “roll” the futures contract, which means it will generally sell such contract and use the proceeds to buy a crypto futures contract with a later expiration date.
When rolling futures contracts that are in contango, the Fund would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling crypto futures is typically substantially higher than the price difference associated with rolling other futures con-
tracts. Crypto futures have historically experienced extended periods of contango. Contango in the crypto futures market may have a significant adverse impact on the performance of the Fund and may cause crypto futures and the Fund to underperform spot crypto. Both contango and backwardation would reduce the Fund’s correlation to spot crypto and may limit or prevent

NOTES TO FINANCIAL STATEMENTS :: NOVEMBER 30, 2023 (UNAUDITED) :: 33
PROSHARES TRUST
the Fund from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Fund invests in back-month futures contracts.
Natural Disaster/Epidemic Risk
Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-relat-
ed phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus
COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate polit-
ical, social, and economic risks, and result in significant breakdowns, delays, shutdowns, social isolation, and other disrup-
tions to important global, local and regional supply chains affected, with potential corresponding results on the operating per-
formance of the Funds and their investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reduc-
ing the accuracy of financial projections. Under these circumstances, the Fund may have difficulty achieving its investment objectives which may adversely impact Fund performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Fund’s investment advisor, third party service providers and counterparties), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’
investments. These factors can cause substantial market volatility, exchange trading suspensions and closures, changes in the availability of and the margin requirements for certain instruments, and can impact the ability of the Fund to complete re-
demptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis would also affect the global economy in ways that cannot necessarily be foreseen. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these could have a significant impact on a Fund’s performance, resulting in losses to your investment.
Risk of Global Economic Shock
Widespread disease, including public health disruptions, pandemics and epidemics (for example, COVID-19 including its vari-
ants), have been and may continue to be highly disruptive to economies and markets. Health crises could exacerbate political, social, and economic risks, and result in breakdowns, delays, shutdowns, social isolation, civil unrest, periods of high unem-
ployment, shortages in and disruptions to the medical care and consumer goods and services industries, and other disrup-
tions to important global, local and regional supply chains, with potential corresponding results on the performance of a Fund and its investments. Additionally, war, military conflicts, sanctions, acts of terrorism, sustained elevated inflation, supply chain issues or other events could have a significant negative impact on global financial markets and economies. Russia’s mil-
itary incursions in Ukraine have led to, and may lead to additional sanctions being levied by the United States, European Union and other countries against Russia. The ongoing hostilities between the two countries could result in additional widespread conflict and could have a severe adverse effect on the region and certain markets. Sanctions on Russian exports could have a significant adverse impact on the Russian economy and related markets and could affect the value of a Fund’s investments, even beyond any direct exposure a Fund may have to the region or to adjoining geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict, but could have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and com-
modities, such as oil and natural gas. How long such tensions and related events will last cannot be predicted. These tensions and any related events could have significant impact on a Fund performance and the value of an investment in a Fund.
Risks of Government Regulation
The Financial Industry Regulatory Authority (“FINRA”) issued a notice on March 8, 2022 seeking comment on measures that could prevent or restrict investors from buying a broad range of public securities designated as “complex products”— which could include the leveraged and inverse funds offered by ProShare Advisors. The ultimate impact, if any, of these measures remains unclear. However, if regulations are adopted, they could, among other things, prevent or restrict investors’ ability to buy the funds.
11. Indemnifications
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the
Trust expects risk of significant loss to be remote.

34 :: NOVEMBER 30, 2023 (UNAUDITED) :: NOTES TO FINANCIAL STATEMENTS
PROSHARES TRUST
12. Subsequent Events
Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

LIQUIDITY RISK MANAGEMENT PROGRAM :: 35
PROSHARES TRUST
Liquidity Risk Management Program
ProShares Trust (the "Trust") has implemented a liquidity risk management program ("Liquidity Program") to identify illiquid investments pursuant to Rule 22e-4 of the Investment Company Act of 1940, as amended. The Board of Trustees of the Trust ("the
Board") has approved the designation of ProShare Advisors LLC (the "Program Administrator") to administer the Trust's Liquidity
Program, subject to the oversight of the Board.
On September 11-12, 2023, during a meeting of the Board, the Chief Compliance Officer of the Trust provided to the Board the annual report on the Trust's Liquidity Program (the "Annual Liquidity Report"). The Annual Liquidity Report, which covered the period from July 1, 2022 through June 30, 2023, addressed the operation of the Trust's Liquidity Program and assessed the adequa-
cy and effectiveness of the Liquidity Program's implementation. The Annual Liquidity Report affirmed that the Program Admin-
istrator believes that: (1) the Liquidity Program continues to be reasonably designed to effectively assess and manage each Fund's liquidity risk; (2) each Fund's liquidity risk continues to be appropriate in light of the Fund's investment objective and strategies and each Fund's investment strategies continue to be appropriate for an open-end management investment company; and (3) the
Liquidity Program has been adequately and effectively implemented with respect to each Fund during the reporting period. The
Annual Liquidity Report also affirmed that there have been no material changes to the Liquidity Program since its initial approval and that no material changes were being recommended at that time.

36 :: BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT
PROSHARES TRUST
At a meeting held on September 12-13, 2023, the Board of Trustees (the “Board”) of ProShares Trust (the “Trust”) considered the renewal of the Investment Advisory Agreement (the “Investment Advisory Agreement”) and the Investment Advisory and Man-
agement Agreement (the "Unitary Fee Agreement") (collectively, the “Advisory Agreements”), each for certain series of ProShares
Trust (the “Trust”), between the Trust and ProShare Advisors LLC (the “Advisor”), on behalf of each of its operational series (the
“Funds”). Certain Funds are designed to track, before fees and expenses, the performance of an underlying index (each a “Match-
ing Fund” and, collectively, the "Matching Funds"). Certain other Funds are actively managed and are designed to meet a speci-
fied investment objective (each an "Active Fund" and, collectively, the "Active Funds"). All other Funds are "geared" funds (each, a
"Geared Fund" and, collectively, the "Geared Funds") that are designed to seek daily investment results, before fees and expenses, that correspond to a multiple (i.e., 3x or 2x), the inverse (i.e., -1x) or an inverse multiple (i.e., -3x or -2x) of the return of an underly-
ing index for a single day.
The Board did not identify any particular information that was most relevant to its consideration to approve the continuation of the Advisory Agreements and each Trustee may have afforded different weight to the various factors.
The Board received a memorandum from independent legal counsel to the Independent Trustees regarding the Board’s respon-
sibilities under state and federal law with respect to the Board’s consideration of the renewal or approval of investment advisory agreements. The Independent Trustees were advised by their independent legal counsel throughout the process, including about the legal standards applicable to their review.
In response to a request from Independent Legal Counsel on behalf of the Independent Trustees, the Advisor provided information for the Board to consider relating to the continuation of the Advisory Agreements, including information that addressed, among other things:
(i) the nature, extent and quality of the services that were provided or proposed to be provided by the Advisor;
(ii) the costs of the services to be provided and the profits realized by the Advisor;
(iii) the investment performance of the Funds and the Advisor;
(iv) the extent to which economies of scale might be realized as the Funds grow and whether fee levels reflect economies of scale, if any, for the benefit of Fund shareholders; and
(v) other benefits to the Advisor and/or its affiliates from the relationship to the Funds.
It was noted that the Independent Trustees requested from the Advisor certain information concerning the Funds to assist them in evaluating the terms of the Advisory Agreements. In response to the request from the Independent Trustees, the Advisor provid-
ed information and reports relevant to the continuation of the Advisory Agreements, including, among other things:
information about the advisory services provided by the Advisor with respect to the Funds;
the Advisor’s Form ADV;
biographies of the employees of the Advisor who are primarily responsible for providing investment advisory services to the Funds;
information regarding each component of the contractual fee rates and actual fee rates for the prior fiscal year;
information regarding advisory fees earned versus advisory fees waived for previous periods;
performance information for prior periods;
comparative industry fee data;
with respect to Funds subject to the Investment Advisory Agreement, information about fees and other amounts that were received by the Advisor and its affiliates for non-advisory services with respect to the Funds;
information regarding the Advisor's trade allocation and best execution policies and procedures;
information about the financial condition of the Advisor;
information regarding how the Advisor monitors each Fund's compliance with regulatory requirements and Trust pro-
cedures; and
the Advisor’s reputation, expertise and resources.
The Independent Trustees asked the Advisors to retain the services of an independent consultant to identify peer group funds for each Fund (the “Peer Group”), to assist the Independent Trustees in evaluating information with respect to certain aspects of their

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT :: 37
PROSHARES TRUST
review, including the performance of the Funds and the reasonableness of fees paid by the Funds. The Board evaluated informa-
tion available to it on a Fund-by-Fund basis, and its determinations were made separately with respect to each Fund.
In addition to the information provided and discussions that occurred at the meeting at which the Board took action regarding the renewal of the Advisory Agreements, the Board also considered information it received throughout the year as part of its reg-
ular oversight of the Funds.
Nature, Extent and Quality of the Advisor's Services
The Board reviewed the nature, extent and quality of the investment advisory services performed by the Advisor with respect to the Funds. The Board noted no significant differences between the scope of services provided by the Advisor in the past year and as compared those services to be provided in the upcoming year. The Board focused on the quality of the personnel and operations at the Advisor and the systems and processes required to manage the Funds effectively. In particular, the Board considered the following:
the investment objective of each Fund, the Advisor’s description of the skills needed to manage each Fund and the Advi-
sor's success in achieving the investment objectives of each Fund;
the unique features of the Funds, including the unique asset classes and investment strategies of certain Funds, as well as the employment of optimization/sampling techniques necessary to manage certain Funds and develop creation and redemption baskets for certain Funds, and the actively managed strategies utilized by certain Funds;
with respect to the Geared Funds, the fact that to maintain exposure consistent with each Geared Fund's daily investment objective, each Geared Fund needs to be rebalanced each day, an activity not typical of traditional ETFs or index funds;
the size and experience of the Advisor's portfolio staff and the Advisor's ability to recruit, train and retain personnel with relevant experience and the specific expertise necessary to manage the Funds;
the structure of the Advisor’s portfolio staff compensation program and the incentives it is intended to provide;
the collateral, credit and cash management functions at the Advisor and enhancements made in these areas in recent years;
the Advisor’s development of investment strategies, including those involving the use of complex financial instruments and processes that maximize the Funds’ ability to meet their stated investment objectives and minimize counterparty risk;
the Advisor’s ability to monitor compliance with the federal securities laws, including the Securities and Exchange Com-
mission’s liquidity rule, derivatives rule and valuation requirements, among other applicable regulatory requirements;
for certain Bitcoin-linked ETFs, the Advisor’s familiarity with digital assets and Bitcoin in particular, as well as pro-
cesses related to assessing risk and liquidity with respect to investments in Bitcoin futures, the Advisor’s familiarity with the market for Bitcoin futures and its ability to manage the ETFs and obtain appropriate exposure in that market, the appropriateness of investing in Bitcoin related instruments by the ETFs as exchange traded funds and the potential benefits of a futures-based approach;
a continued investment in personnel and technology by the Advisor that would generally improve capacity and efficiency as well as improvements related to remote and hybrid working conditions;
information regarding allocation of Fund brokerage and the selection of counterparties for Fund portfolio transactions, as well as the Advisor’s ability to negotiate generally favorable terms with swap counterparties on behalf of various
Funds; and
the Advisor's ability to manage the Funds in a tax efficient manner, which is more challenging for Geared ETFs and Bit-
coin-linked ETFs than for traditional ETFs.
The Board considered that the Advisor oversees the operations of the Funds and provides compliance services to the Funds. The
Board also reviewed the Advisor’s compliance program, including specific activities associated with the Funds. The Board dis-
cussed the compliance program with the Funds’ Chief Compliance Officer (the "CCO"). The Board and the CCO discussed the CCO's evaluation of the operation of the Advisor’s compliance program and efforts with respect to the Funds, changes made to the Advi-
sor's compliance program since the CCO's last annual report to the Board, and whether the CCO believed additional enhancements to the compliance program were warranted. The Board discussed compliance issues reported to the Board during prior years and

38 :: BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT
PROSHARES TRUST
the remediation of such issues. The Board discussed key risk areas identified by the CCO and how such risks are addressed by the compliance program.
Based upon its review, the Board, including all of the Independent Trustees, concluded that (i) the investment advisory services provided by the Advisor with respect to each Fund were of high quality, (ii) the Advisor achieved the investment goals of the Funds,
(iii) the Advisor's services benefited the Funds' shareholders, particularly in light of the nature of the Funds and the services re-
quired to support each such Fund and (iv) it was generally satisfied with the nature, quality and extent of services provided by the
Advisor to the Funds.
Comparison of Services and Fees
The Advisor presented information about the fairness and reasonableness of the investment advisory fees payable to the Advisor in light of the investment advisory services provided to the Funds at the expense of the Advisor, the costs of these services and the comparability to the fees paid by other investment companies, including ETFs, and in certain cases mutual funds or other invest-
ment vehicles, offering strategies similar to the Funds. The Board discussed the methodology used to prepare the comparative fee data for each Fund and the potential limitations of such data. The Board discussed the difficulty in compiling the comparative data and Peer Group information for certain Funds because, by design, many of the Funds are unique, because they are geared funds or because they are based on “thematic” strategies or newer indices or newer asset classes, and few, if any, funds offering substantially similar investment objectives and strategies exist. The Board considered the Advisor’s representation that it found the Peer Group compiled by the independent consultant to be appropriate but acknowledged the existence of certain differences between certain Funds and their peers that may limit the usefulness of comparisons. The Board noted that the methodology used to compile the Peer Group and comparative data was substantially similar to that used in prior years and is continually re-evalu-
ated. Notwithstanding the challenge associated with Peer Group and data compilation, the Board found the comparative informa-
tion it received to be useful in its evaluation of the reasonableness of the Advisor's fees. The Advisor presented information about the significant drivers of cost and also made representations regarding the costs to investors of seeking to achieve the objectives of the Funds on their own and noted that it would be more expensive or impractical to do so.
The Board also considered the fee waiver and/or expense reimbursement arrangements currently in place for each Fund covered under the Advisory Agreement and certain Funds covered under the Unitary Fee Agreement and the net advisory fees paid by each such Fund after taking waivers and reimbursements into account.
The Board also recognized that it is difficult to make comparisons of fees across fund complexes because there may be variations in services that are included in the fees paid by other ETFs.
The Board, including all of the Independent Trustees, concluded that, with respect to the Funds, the investment advisory fees and any other compensation payable to the Advisor were reasonable in relation to the nature and quality of the services provided and that the continuation of the Investment Advisory Agreement and the Unitary Fee Agreement was in the best interests of the shareholders of the Funds.
Investment Performance of the Funds and the Advisor
The Board considered total return information for each operational Fund and focused on the correlation of returns to benchmark information for each Geared Fund for the 3-month, 1-year, 3-year, 5- year, 10-year and since inception periods ended June 30, 2023, as applicable. The Board also considered performance information provided at regular Board meetings throughout the year. The
Board noted that correlation of returns for each Geared Fund remained strong during the applicable periods and that Geared Fund performance versus target performance was generally within expected ranges. The Board further noted that Matching Fund and
Active Fund performance versus benchmark index performance was also generally within expected ranges during the applicable periods.
The Board also noted that given the nature of the Matching Funds and the Geared Funds, the correlation of performance versus the benchmark (or relevant inverse or multiple thereof) was more meaningful than a Fund’s total return.
With regard to ProShares Bitcoin Strategy ETF , the Board noted that for the 3-month, 1-year and since inception periods ended
June 30, 2023, the Fund closely tracked its Peer Group average, and for the 3-month and since inception periods underperformed its benchmark index, and for the 1-year period, outperformed its benchmark index.
After reviewing the performance of the Funds, the Board, including all of the Independent Trustees, concluded that the perfor-
mance of the Funds was satisfactory.
Profitability
The Board considered and discussed the significant drivers of cost incurred by or expected to be incurred by the Advisor in managing the Funds, including, but not limited to, intellectual capital, regulatory compliance, daily portfolio rebalancing of the
Geared Funds, and entrepreneurial risk, and considered the costs that investors likely would incur if they independently sought

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT :: 39
PROSHARES TRUST
to achieve the objectives of the Funds. The Board considered and discussed with representatives of the Advisor the profitability to the Advisor of its management of each of the Funds with respect to each Fund individually and all Funds collectively. The Board also discussed the Advisor’s profit margin, including the expense allocation methodology used in the Advisor’s profitability anal-
ysis. It was noted that the methodology for determining profitability was conducted in a similar fashion as the prior year.
The Independent Trustees met in executive session to discuss and evaluate the information provided by the Advisor. Among other things, the Independent Trustees reviewed information regarding the financial condition and profitability of the Advisor, includ-
ing the methodologies involved in calculating profitability.
Based on its review, the Board, including all of the Independent Trustees, concluded that the profitability to the Advisor was rea-
sonable in light of the services and benefits provided to each Fund.
Economies of Scale
The Board discussed with representatives of the Advisor potential economies of scale in connection with the management and operation of each Fund as well as the effect of the contractual expense limitations undertaken by the Advisor. The Board consid-
ered that each Fund covered by the Investment Advisory Agreement pays the Advisor an annual investment advisory fee of 0.75%
of average daily net assets (other than the ProShares Global Listed Private Equity ETF, which pays 0.50%, and the ProShares
Inflation Expectations ETF, which pays 0.55%), and that, pursuant to a contractual waiver, the Advisor has agreed to reduce each such Fund's annual investment advisory fee by 0.05% on assets in excess of $4.0 billion up to $5.5 billion, 0.10% on assets in ex-
cess of $5.5 billion up to $7.0 billion, 0.15% on assets in excess of $7.0 billion up to $8.5 billion, and 0.20% on assets in excess of
$8.5 billion, through at least September 30, 2024. The Board considered that, during the fiscal period, three Funds were subject to investment advisory fee reductions as a result of breakpoint fee reductions.
The Board considered that the Funds covered by the Unitary Fee Agreement pay a fee that remains the same (as a percentage of such a Fund’s net assets) as asset levels increase. The Board also noted that under the Unitary Fee Agreement the Advisor is contractually obligated to pay actual costs above the Unitary Fee (other than excluded costs) and that the Unitary Fee Agreement provides an effective cap on each subject Fund’s normal operating expenses, which otherwise would be higher if a Fund does not achieve sufficient size. The Board also noted the Advisor’s representation that such an arrangement provides important dis-
tribution benefits for the Funds and addresses competitive pressures within the ETF industry, particularly with “strategic” or
“matching” funds.
The Board also considered the asset levels of the other Funds that have no breakpoints in their contractual advisory fees and determined that it would not be necessary to implement breakpoints at this time. The Board noted that the asset levels of some
Funds increase and decrease sometimes significantly and, therefore, economies of scale may be elusive.
The Board considered that certain Funds may benefit from the expense limitation arrangements in place for those Funds.
The Board indicated to the Advisor that it will continue to consider and evaluate on an ongoing basis potential economies of scale and how Fund shareholders might benefit from those economies of scale.
Other Benefits
The Board also considered the Advisor's non-advisory services, including those performed under a separate Management Ser-
vices Agreement for Funds covered under the Investment Advisory Agreement. The Board considered the fact that the Geared
Funds’ shareholders, and the shareholders of certain Matching Funds, tend to be active traders, which adds a level of complexity to the management of those Funds as the Advisor needs to account for significant asset flows in and out of the Funds. The Board also considered any indirect, or "fall-out," benefits that the Advisor or its affiliates derived from their relationship to the Funds but concluded that such benefits were relatively insignificant.
Conclusions
Based on, but not limited to, the above considerations and determinations, the Board, including all of the Independent Trustees, determined that the Agreements for the Funds are fair and reasonable in light of the nature, extent and quality of the services to be performed, the fee rates to be paid, the Advisor’s expenses and such other matters as the Board considered relevant in the exercise of its business judgement. Accordingly, the Board concluded that the continuation of the Advisory Agreements was in the best interests of the shareholders of the Funds. On this basis, the Board unanimously voted in favor of the renewal of the Advisory
Agreements.

40 :: MISC. INFORMATION (UNAUDITED)
PROSHARES TRUST
Federal Tax Information
Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the “Act”), the percentages of ordinary dividends paid during the tax year ended October 31, 2023 are designated as “qualified dividend income” (QDI), as defined in the Act, subject to reduced tax rates in 2023. The Funds also qualify for the dividends received deduction (DRD) for corporate shareholders. The Funds desig-
nated up to the maximum amount of qualified interest income (QII) from ordinary distributions paid during the tax year ended
October 31, 2023.
For the tax year ended October 31, 2023, the Funds federal tax information is as follows:
Funds with Short-Term Capital Gain Designation
For the tax year ended October 31, 2023, the Trust does not have any ordinary distributions paid during the Trust’s tax year that are from qualified short-term capital gain. The funds designate up to the maximum amount of Qualified Short-Term Gains.
Funds with Equalization
For the tax year ended October 31, 2023, none of the Funds utilized equalization to offset long-term capital gains.
Proxy Voting Information
A description of the Trust’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Trust voted any proxies related to portfolio securities for the prior twelve-month period ended June 30, is available by August 31 of each year, without charge, upon request by contacting the Fund directly at 1-866-PRO-5125 or on the Securities and Exchange Commission
(“SEC”) Website (http://www.sec.gov).
Quarterly Portfolio Holdings Information
The Funds will file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT will be available on the SEC’s Website at http://www.sec.gov. The Funds’ Form N-PORT may also be reviewed and copied at the SEC’s Public Reference Roomin Washington, DC. Information on the operation of the Pub-
lic Reference Room may be obtained by calling 1-800-SEC-0330.
Premium/Discount Information
Information about the differences between the daily market price on the secondary markets for shares of a Fund and the Fund’s net asset value may be found on the website at www.ProShares.com
Funds
A
QDI
A
DRD
A
QII
A
Bitcoin Strategy ETF ................................................ 0.00% 0.00% 10.37%
Short Bitcoin Strategy ETF ........................................... 0.00 0.00 100.00

© 2023 ProShare Advisors LLC. All rights reserved.
PSCSA1123
ProShares Trust
7272 Wisconsin Avenue, 21st Floor, Bethesda, MD 20814
866.PRO.5125 866.776.5125
ProShares.com
This report is submitted for the general information of the shareholders of ProShares. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. To obtain the most recent month end performance information for each
ETF, visit ProShares.com.
“Bloomberg
®
”, “Bloomberg Commodity Index
SM
” and the names identifying each of the individual Bloomberg Commodity Subindexes are trademarks or service marks of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). All have been licensed for use by
ProShares . ProShares have not been passed on by these entities or their subsidiaries or affiliates as to their legality or suitability. ProShares are not sponsored, endorsed, sold or promoted by these entities or their subsidiaries or affiliates, and they make no epresentation regarding the advisability of investing in ProShares . THESE ENTITIES AND THEIR SUBSIDIARIES AND AFFILIATES MAKE NO WARRANTIES AND
BEAR NO LIABILITY WITH RESPECT TO PROSHARES.

(b) Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3)
that contains disclosures specified by paragraph (c)(3) of that rule. Not applicable.
Item 2. Code of Ethics.
Disclosure required in Registrant’s annual Form N-CSR filing.
Item 3. Audit Committee Financial Expert.
Disclosure required in Registrant’s annual Form N-CSR filing.
Item 4. Principal Accountant Fees and Services.
Disclosure required in Registrant’s annual Form N-CSR filing.
Item 5. Audit Committee of Listed Registrants.
Disclosure required in Registrant’s annual Form N-CSR filing.
Item 6. Investments
(a) Schedule I – Investments in securities of unaffiliated issuers For those Funds which included a
Summary Schedule of Investments in the annual report, full schedules of investments are included below.

NOVEMBER 30, 2023
(
UNAUDITED
)
:: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
1
HDG
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 15.8%
Aerospace & Defense — 0.2%
AAR Corp.* 78 $ 5,405
AeroVironment, Inc.* 59 8,119
AerSale Corp.* 58 809
Archer Aviation, Inc., Class
a
A* 346 2,069
Astronics Corp.* 59 876
Cadre Holdings, Inc. 44 1,417
Ducommun, Inc.* 30 1,511
Eve Holding, Inc.* 41 290
Kaman Corp. 64 1,297
Kratos Defense & Security
Solutions, Inc.* 284 5,410
Leonardo DRS, Inc.* 115 2,120
Moog, Inc., Class
a
A 64 8,961
National Presto Industries, Inc. 12 897
Park Aerospace Corp. 42 633
Parsons Corp.* 94 5,855
Redwire Corp.* 18 46
Rocket Lab USA, Inc.* 633 2,773
Terran Orbital Corp.* 193 156
Triumph Group, Inc.* 146 1,634
V2X, Inc.* 26 1,102
Virgin Galactic Holdings, Inc.* 573 1,278
52,658
Air Freight & Logistics — 0.0%(a)
Air Transport Services Group,
Inc.* 128 2,037
Forward Air Corp. 59 3,748
Hub Group, Inc., Class
a
A* 71 5,364
Radiant Logistics, Inc.* 83 499
11,648
Automobile Components — 0.2%
Adient plc* 217 6,987
American Axle & Manufacturing
Holdings, Inc.* 259 1,803
Atmus Filtration Technologies,
Inc.* 37 810
Cooper-Standard Holdings, Inc.* 38 674
Dana, Inc. 296 3,910
Dorman Products, Inc.* 60 4,322
Fox Factory Holding Corp.* 97 6,063
Gentherm, Inc.* 75 3,444
Goodyear Tire & Rubber Co.
(The)* 639 8,876
Holley, Inc.* 120 496
LCI Industries 56 6,076
Luminar Technologies, Inc.,
Class
a
A* 618 1,545
Modine Manufacturing Co.* 117 5,756
Patrick Industries, Inc. 48 3,938
Solid Power, Inc.* 352 496
Standard Motor Products, Inc. 48 1,727
Stoneridge, Inc.* 60 960
Visteon Corp.* 64 7,595
XPEL, Inc.*(b) 51 2,331
67,809
Investments Shares Value
Common Stocks (continued)
Automobiles — 0.0%(a)
Fisker, Inc., Class
a
A* 445 $ 703
Livewire Group, Inc.* 25 275
Winnebago Industries, Inc. 67 4,330
Workhorse Group, Inc.* 398 148
5,456
Banks — 1.4%
1st Source Corp. 38 1,837
ACNB Corp. 19 742
Amalgamated Financial Corp. 40 840
Amerant Bancorp, Inc. 59 1,222
American National Bankshares,
Inc. 23 935
Ameris Bancorp 150 6,387
Ames National Corp. 20 370
Arrow Financial Corp. 33 813
Associated Banc-Corp. 344 6,103
Atlantic Union Bankshares Corp. 171 5,227
Axos Financial, Inc.* 129 4,937
Banc of California, Inc. 298 3,445
BancFirst Corp. 50 4,331
Bancorp, Inc. (The)* 120 4,681
Bank First Corp. 21 1,696
Bank of Hawaii Corp. 89 5,168
Bank of Marin Bancorp 36 692
Bank of NT Butterfield & Son
Ltd. (The) 114 3,161
Bank7 Corp. 8 190
BankUnited, Inc. 169 4,663
Bankwell Financial Group, Inc. 13 350
Banner Corp. 78 3,521
Bar Harbor Bankshares 34 883
BayCom Corp. 27 564
BCB Bancorp, Inc. 34 394
Berkshire Hills Bancorp, Inc. 100 2,093
Blue Foundry Bancorp* 54 470
Blue Ridge Bankshares, Inc. 40 108
Bridgewater Bancshares, Inc.* 46 477
Brookline Bancorp, Inc. 198 1,887
Burke & Herbert Financial
Services Corp. 15 713
Business First Bancshares, Inc. 54 1,092
Byline Bancorp, Inc. 56 1,119
C&F Financial Corp. 7 408
Cadence Bank 414 10,371
Cambridge Bancorp 17 993
Camden National Corp. 32 1,080
Capital Bancorp, Inc. 22 466
Capital City Bank Group, Inc. 30 802
Capitol Federal Financial, Inc. 290 1,563
Capstar Financial Holdings, Inc. 44 723
Carter Bankshares, Inc.* 54 677
Cathay General Bancorp 158 5,795
Central Pacific Financial Corp. 60 1,054
Central Valley Community
Bancorp 23 396
Chemung Financial Corp. 8 370

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
2
HDG
::
Investments Shares Value
Common Stocks (continued)
ChoiceOne Financial Services,
Inc. 16 $ 400
Citizens & Northern Corp. 34 684
Citizens Financial Services, Inc. 9 512
City Holding Co. 34 3,273
Civista Bancshares, Inc. 35 548
CNB Financial Corp. 47 956
Coastal Financial Corp.* 25 977
Codorus Valley Bancorp, Inc. 21 424
Colony Bankcorp, Inc. 37 397
Columbia Financial, Inc.* 67 1,102
Community Bank System, Inc. 121 5,368
Community Trust Bancorp, Inc. 35 1,393
ConnectOne Bancorp, Inc. 84 1,651
CrossFirst Bankshares, Inc.* 101 1,133
Customers Bancorp, Inc.* 65 2,930
CVB Financial Corp. 302 5,400
Dime Community Bancshares,
Inc. 79 1,588
Eagle Bancorp, Inc. 67 1,591
Eastern Bankshares, Inc. 352 4,210
Enterprise Bancorp, Inc. 22 595
Enterprise Financial Services
Corp. 82 3,215
Equity Bancshares, Inc., Class
a
A 33 833
Esquire Financial Holdings, Inc. 16 745
ESSA Bancorp, Inc. 20 334
Evans Bancorp, Inc. 12 329
Farmers & Merchants Bancorp,
Inc. 29 565
Farmers National Banc Corp. 83 1,022
FB Financial Corp. 81 2,718
Fidelity D&D Bancorp, Inc. 11 570
Financial Institutions, Inc. 34 590
First Bancorp 403 6,045
First Bancorp 90 2,821
First Bancorp, Inc. (The) 22 550
First Bancshares, Inc. (The) 70 1,795
First Bank 47 573
First Busey Corp. 118 2,561
First Business Financial
Services, Inc. 18 630
First Commonwealth Financial
Corp. 232 3,102
First Community Bankshares,
Inc. 40 1,306
First Community Corp. 17 300
First Financial Bancorp 214 4,325
First Financial Bankshares, Inc. 296 7,770
First Financial Corp. 27 1,033
First Foundation, Inc. 116 682
First Interstate BancSystem,
Inc., Class
a
A 188 4,867
First Merchants Corp. 134 4,110
First Mid Bancshares, Inc. 43 1,333
First of Long Island Corp. (The) 48 546
First Western Financial, Inc.* 18 299
Five Star Bancorp 29 663
Flushing Financial Corp. 64 904
FS Bancorp, Inc. 15 455
Fulton Financial Corp. 369 5,251
Investments Shares
Common Stocks (continued)
FVCBankcorp, Inc.* 36 $ 402
German American Bancorp, Inc. 64 1,844
Glacier Bancorp, Inc. 253 8,508
Great Southern Bancorp, Inc. 21 1,067
Greene County Bancorp, Inc. 16 402
Guaranty Bancshares, Inc. 19 568
Hancock Whitney Corp. 197 8,126
Hanmi Financial Corp. 69 1,148
HarborOne Bancorp, Inc. 95 1,048
HBT Financial, Inc. 30 562
Heartland Financial USA, Inc. 96 2,969
Heritage Commerce Corp. 134 1,138
Heritage Financial Corp. 79 1,408
Hilltop Holdings, Inc. 106 3,122
Hingham Institution For Savings
(The) 3 489
Home Bancorp, Inc. 16 583
Home BancShares, Inc. 433 9,604
HomeStreet, Inc. 41 277
HomeTrust Bancshares, Inc. 35 808
Hope Bancorp, Inc. 262 2,568
Horizon Bancorp, Inc. 98 1,067
Independent Bank Corp. 46 995
Independent Bank Corp. 100 5,702
Independent Bank Group, Inc. 82 3,172
International Bancshares Corp. 122 5,474
John Marshall Bancorp, Inc. 28 553
Kearny Financial Corp. 129 1,019
Lakeland Bancorp, Inc. 142 1,759
Lakeland Financial Corp. 56 3,111
LCNB Corp. 24 349
Live Oak Bancshares, Inc. 76 2,554
Luther Burbank Corp.* 23 197
Macatawa Bank Corp. 60 583
MainStreet Bancshares, Inc. 16 333
Mercantile Bank Corp. 36 1,238
Metrocity Bankshares, Inc. 41 819
Metropolitan Bank Holding
Corp.* 24 935
Mid Penn Bancorp, Inc. 32 644
Middlefield Banc Corp. 18 510
Midland States Bancorp, Inc. 48 1,084
MidWestOne Financial Group,
Inc. 32 674
MVB Financial Corp. 26 520
National Bank Holdings Corp.,
Class
a
A 84 2,773
National Bankshares, Inc. 13 352
NBT Bancorp, Inc. 104 3,695
Nicolet Bankshares, Inc. 29 2,136
Northeast Bank 15 769
Northeast Community Bancorp,
Inc. 30 503
Northfield Bancorp, Inc. 94 897
Northrim Bancorp, Inc. 12 592
Northwest Bancshares, Inc. 289 3,219
Norwood Financial Corp. 17 471
Oak Valley Bancorp 15 392
OceanFirst Financial Corp. 132 1,829
OFG Bancorp 106 3,557

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
3
HDG
::
Investments Shares
Common Stocks (continued)
Old National Bancorp 665 $ 9,902
Old Second Bancorp, Inc. 99 1,395
Orange County Bancorp, Inc. 12 574
Origin Bancorp, Inc. 66 2,097
Orrstown Financial Services,
Inc. 23 550
Pacific Premier Bancorp, Inc. 215 4,842
Park National Corp. 33 3,663
Parke Bancorp, Inc. 24 433
Pathward Financial, Inc. 61 3,025
PCB Bancorp 25 387
Peapack-Gladstone Financial
Corp. 39 969
Penns Woods Bancorp, Inc. 16 327
Peoples Bancorp, Inc. 77 2,266
Peoples Financial Services
Corp. 16 680
Pioneer Bancorp, Inc.* 26 215
Plumas Bancorp 12 403
Ponce Financial Group, Inc.* 46 410
Preferred Bank 30 1,849
Premier Financial Corp. 80 1,598
Primis Financial Corp. 46 460
Princeton Bancorp, Inc. 12 396
Provident Financial Services,
Inc. 167 2,542
QCR Holdings, Inc. 37 1,838
RBB Bancorp 38 581
Red River Bancshares, Inc. 11 559
Renasant Corp. 125 3,405
Republic Bancorp, Inc., Class
a
A 20 939
S&T Bancorp, Inc. 88 2,463
Sandy Spring Bancorp, Inc. 100 2,202
Seacoast Banking Corp. of
Florida 191 4,439
ServisFirst Bancshares, Inc. 116 5,935
Shore Bancshares, Inc. 68 812
Sierra Bancorp 31 581
Simmons First National Corp.,
Class
a
A 287 4,589
SmartFinancial, Inc. 36 769
South Plains Financial, Inc. 27 702
Southern First Bancshares, Inc.* 17 499
Southern Missouri Bancorp, Inc. 19 819
Southern States Bancshares,
Inc. 17 427
Southside Bancshares, Inc. 67 1,838
SouthState Corp. 173 12,811
Stellar Bancorp, Inc. 111 2,648
Sterling Bancorp, Inc.* 49 274
Stock Yards Bancorp, Inc. 62 2,735
Summit Financial Group, Inc. 25 584
Texas Capital Bancshares, Inc.* 109 5,982
Third Coast Bancshares, Inc.* 29 492
Timberland Bancorp, Inc. 17 495
Tompkins Financial Corp. 31 1,642
Towne Bank 159 4,175
TriCo Bancshares 71 2,444
Triumph Financial, Inc.* 50 3,393
TrustCo Bank Corp. 42 1,127
Trustmark Corp. 138 3,162
Investments Shares
Common Stocks (continued)
UMB Financial Corp. 101 $ 7,238
United Bankshares, Inc. 297 9,834
United Community Banks, Inc. 262 6,458
Unity Bancorp, Inc. 16 439
Univest Financial Corp. 66 1,247
USCB Financial Holdings, Inc.* 24 278
Valley National Bancorp 980 8,918
Veritex Holdings, Inc. 119 2,278
Virginia National Bankshares
Corp. 11 388
WaFd, Inc. 149 3,983
Washington Trust Bancorp, Inc. 38 1,016
WesBanco, Inc. 131 3,487
West Bancorp, Inc. 37 655
Westamerica Bancorp 59 2,992
WSFS Financial Corp. 139 5,361
463,817
Beverages — 0.1%
Coca-Cola Consolidated, Inc. 11 8,080
Duckhorn Portfolio, Inc. (The)* 100 1,027
MGP Ingredients, Inc. 36 3,076
National Beverage Corp.* 54 2,567
Primo Water Corp. 355 5,101
Vita Coco Co., Inc. (The)* 65 1,824
Zevia PBC, Class
a
A* 57 123
21,798
Biotechnology — 1.1%
2seventy bio, Inc.* 114 209
4D Molecular Therapeutics, Inc.* 89 1,132
89bio, Inc.* 140 1,126
Aadi Bioscience, Inc.* 37 195
ACADIA Pharmaceuticals, Inc.* 275 6,127
ACELYRIN, Inc.* 75 504
Acrivon Therapeutics, Inc.* 20 81
Actinium Pharmaceuticals, Inc.* 61 279
Adicet Bio, Inc.* 69 81
ADMA Biologics, Inc.* 478 1,769
Aerovate Therapeutics, Inc.* 25 393
Agenus, Inc.* 795 618
Agios Pharmaceuticals, Inc.* 126 2,801
Akero Therapeutics, Inc.* 116 1,942
Aldeyra Therapeutics, Inc.* 106 294
Alector, Inc.* 144 780
Alkermes plc* 376 9,077
Allakos, Inc.* 151 335
Allogene Therapeutics, Inc.* 186 437
Allovir, Inc.* 115 216
Alpine Immune Sciences, Inc.* 72 1,116
Altimmune, Inc.* 112 354
ALX Oncology Holdings, Inc.* 49 384
Amicus Therapeutics, Inc.* 636 7,009
AnaptysBio, Inc.* 43 608
Anavex Life Sciences Corp.* 162 1,168
Anika Therapeutics, Inc.* 33 723
Annexon, Inc.* 104 259
Apogee Therapeutics, Inc.* 44 858
Arbutus Biopharma Corp.* 283 580
Arcellx, Inc.* 86 4,518

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
4
HDG
::
Investments Shares
Common Stocks (continued)
Arcturus Therapeutics Holdings,
Inc.* 53 $ 1,269
Arcus Biosciences, Inc.* 120 1,807
Arcutis Biotherapeutics, Inc.* 117 215
Ardelyx, Inc.* 483 2,178
Arrowhead Pharmaceuticals,
Inc.* 230 4,876
ARS Pharmaceuticals, Inc.* 55 266
Astria Therapeutics, Inc.* 58 270
Atara Biotherapeutics, Inc.* 220 145
Aura Biosciences, Inc.* 62 497
Aurinia Pharmaceuticals, Inc.* 307 2,652
Avid Bioservices, Inc.* 141 718
Avidity Biosciences, Inc.* 160 1,250
Avita Medical, Inc.* 57 608
Beam Therapeutics, Inc.* 158 4,437
BioAtla, Inc.* 100 177
BioCryst Pharmaceuticals, Inc.* 430 2,528
Biohaven Ltd.* 132 4,398
Biomea Fusion, Inc.* 45 678
BioVie, Inc., Class
a
A* 8 14
Bioxcel Therapeutics, Inc.* 46 175
Bluebird Bio, Inc.* 243 928
Blueprint Medicines Corp.* 138 9,610
Bridgebio Pharma, Inc.* 260 7,465
Cabaletta Bio, Inc.* 78 1,252
CareDx, Inc.* 118 1,146
Caribou Biosciences, Inc.* 169 992
Carisma Therapeutics, Inc. 60 144
Cartesian Therapeutics, Inc.* 263 355
Catalyst Pharmaceuticals, Inc.* 228 3,290
Celcuity, Inc.* 40 587
Celldex Therapeutics, Inc.* 105 3,172
Century Therapeutics, Inc.* 53 73
Cerevel Therapeutics Holdings,
Inc.* 140 3,630
Cogent Biosciences, Inc.* 184 1,411
Coherus Biosciences, Inc.* 226 481
Compass Therapeutics, Inc.* 207 342
Crinetics Pharmaceuticals, Inc.* 147 4,673
Cue Biopharma, Inc.* 78 195
Cullinan Oncology, Inc.* 54 442
Cytokinetics, Inc.* 211 7,064
Day One Biopharmaceuticals,
Inc.* 142 1,644
Deciphera Pharmaceuticals,
Inc.* 119 1,501
Denali Therapeutics, Inc.* 268 4,963
Design Therapeutics, Inc.* 74 178
Disc Medicine, Inc.* 20 1,104
Dynavax Technologies Corp.* 294 4,028
Dyne Therapeutics, Inc.* 96 1,064
Eagle Pharmaceuticals, Inc.* 23 135
Editas Medicine, Inc.* 187 1,969
Emergent BioSolutions, Inc.* 115 246
Enanta Pharmaceuticals, Inc.* 45 420
Entrada Therapeutics, Inc.* 49 636
Erasca, Inc.* 183 311
Fate Therapeutics, Inc.* 192 478
Fennec Pharmaceuticals, Inc.* 41 353
Investments Shares
Common Stocks (continued)
FibroGen, Inc.* 206 $ 114
Foghorn Therapeutics, Inc.* 46 196
Genelux Corp.* 42 500
Generation Bio Co.* 103 116
Geron Corp.* 1,130 2,181
Graphite Bio, Inc.* 64 145
Gritstone bio, Inc.* 199 259
Halozyme Therapeutics, Inc.* 295 11,390
Heron Therapeutics, Inc.* 235 289
HilleVax, Inc.* 48 658
Humacyte, Inc.* 139 368
Icosavax, Inc.* 62 627
Ideaya Biosciences, Inc.* 123 3,868
IGM Biosciences, Inc.* 27 182
Immuneering Corp., Class
a
A* 51 335
ImmunityBio, Inc.* 258 949
ImmunoGen, Inc.* 544 15,966
Immunovant, Inc.* 122 4,774
Inhibrx, Inc.* 78 1,620
Inozyme Pharma, Inc.* 77 296
Insmed, Inc.* 299 7,481
Intellia Therapeutics, Inc.* 200 5,926
Iovance Biotherapeutics, Inc.* 520 3,156
Ironwood Pharmaceuticals, Inc.,
Class
a
A* 314 3,109
iTeos Therapeutics, Inc.* 56 524
Janux Therapeutics, Inc.* 39 340
KalVista Pharmaceuticals, Inc.* 56 473
Karyopharm Therapeutics, Inc.* 257 198
Keros Therapeutics, Inc.* 51 1,547
Kezar Life Sciences, Inc.* 162 136
Kiniksa Pharmaceuticals Ltd.,
Class
a
A* 71 1,148
Kodiak Sciences, Inc.* 74 179
Krystal Biotech, Inc.* 49 5,107
Kura Oncology, Inc.* 160 1,547
Kymera Therapeutics, Inc.* 86 1,785
Larimar Therapeutics, Inc.* 58 199
Lexicon Pharmaceuticals, Inc.* 210 223
Lineage Cell Therapeutics, Inc.* 293 288
Lyell Immunopharma, Inc.* 394 682
MacroGenics, Inc.* 138 1,133
Madrigal Pharmaceuticals, Inc.* 31 6,302
MannKind Corp.* 583 2,110
MeiraGTx Holdings plc* 74 386
Merrimack Pharmaceuticals,
Inc.* 24 303
Mersana Therapeutics, Inc.* 239 394
MiMedx Group, Inc.* 262 2,036
Mineralys Therapeutics, Inc.* 32 213
Mirum Pharmaceuticals, Inc.* 56 1,796
Monte Rosa Therapeutics, Inc.* 69 214
Morphic Holding, Inc.* 78 1,849
Mural Oncology plc* 37 134
Myriad Genetics, Inc.* 183 3,493
Nkarta, Inc.* 69 182
Novavax, Inc.* 198 1,089
Nurix Therapeutics, Inc.* 108 672
Nuvalent, Inc., Class
a
A* 54 3,530
Nuvectis Pharma, Inc.* 17 145

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
5
HDG
::
Investments Shares
Common Stocks (continued)
Ocean Biomedical, Inc.* 20 $ 16
Olema Pharmaceuticals, Inc.* 61 851
Omega Therapeutics, Inc.* 55 126
Organogenesis Holdings, Inc.,
Class
a
A* 159 405
ORIC Pharmaceuticals, Inc.* 89 703
Outlook Therapeutics, Inc.* 352 169
Ovid therapeutics, Inc.* 135 402
PDS Biotechnology Corp.* 63 331
PepGen, Inc.* 23 113
PMV Pharmaceuticals, Inc.* 87 199
Point Biopharma Global, Inc.* 205 2,788
Poseida Therapeutics, Inc.,
Class
a
A* 154 411
Precigen, Inc.* 307 344
Prelude Therapeutics, Inc.* 32 106
Prime Medicine, Inc.* 90 653
ProKidney Corp.* 102 171
Protagonist Therapeutics, Inc.* 130 2,367
Protalix BioTherapeutics, Inc.* 151 228
Prothena Corp. plc* 94 3,063
PTC Therapeutics, Inc.* 161 3,706
Rallybio Corp.* 69 132
RAPT Therapeutics, Inc.* 67 973
Recursion Pharmaceuticals,
Inc., Class
a
A* 310 2,124
REGENXBIO, Inc.* 92 1,796
Relay Therapeutics, Inc.* 205 1,622
Reneo Pharmaceuticals, Inc.* 29 184
Replimune Group, Inc.* 94 1,051
REVOLUTION Medicines, Inc.* 311 7,256
Rhythm Pharmaceuticals, Inc.* 117 3,911
Rigel Pharmaceuticals, Inc.* 388 442
Rocket Pharmaceuticals, Inc.* 127 2,963
Sage Therapeutics, Inc.* 120 2,350
Sagimet Biosciences, Inc.,
Class
a
A* 12 46
Sana Biotechnology, Inc.* 212 861
Sangamo Therapeutics, Inc.* 327 141
Savara, Inc.* 205 789
Scholar Rock Holding Corp.* 98 1,234
Seres Therapeutics, Inc.* 221 230
SpringWorks Therapeutics, Inc.* 132 4,011
Stoke Therapeutics, Inc.* 63 239
Summit Therapeutics, Inc.* 263 534
Sutro Biopharma, Inc.* 136 355
Syndax Pharmaceuticals, Inc.* 149 2,480
Tango Therapeutics, Inc.* 101 768
Tenaya Therapeutics, Inc.* 104 196
TG Therapeutics, Inc.* 311 3,984
Travere Therapeutics, Inc.* 165 1,036
Turnstone Biologics Corp.* 15 33
Twist Bioscience Corp.* 129 3,102
Tyra Biosciences, Inc.* 32 375
UroGen Pharma Ltd.* 44 580
Vanda Pharmaceuticals, Inc.* 128 476
Vaxcyte, Inc.* 213 11,027
Vaxxinity, Inc., Class
a
A* 97 82
Vera Therapeutics, Inc.,
Class
a
A* 77 1,043
Investments Shares
Common Stocks (continued)
Veracyte, Inc.* 165 $ 4,224
Vericel Corp.* 108 3,838
Verve Therapeutics, Inc.* 115 1,297
Vigil Neuroscience, Inc.* 36 114
Viking Therapeutics, Inc.* 218 2,664
Vir Biotechnology, Inc.* 190 1,803
Viridian Therapeutics, Inc.* 96 1,607
Vor BioPharma, Inc.* 85 157
Voyager Therapeutics, Inc.* 72 523
X4 Pharmaceuticals, Inc.* 279 218
Xencor, Inc.* 132 2,421
XOMA Corp.* 17 252
Y-mAbs Therapeutics, Inc.* 83 515
Zentalis Pharmaceuticals, Inc.* 132 1,485
Zura Bio Ltd., Class
a
A* 27 131
Zymeworks, Inc.* 121 1,073
344,175
Broadline Retail — 0.0%(a)
Big Lots, Inc. 65 342
ContextLogic, Inc., Class
a
A* 51 257
Dillard's, Inc., Class
a
A 8 2,777
Qurate Retail, Inc., Class
a
B* 3 20
Savers Value Village, Inc.* 59 888
4,284
Building Products — 0.3%
AAON, Inc. 154 9,640
American Woodmark Corp.* 37 2,679
Apogee Enterprises, Inc. 50 2,255
AZZ, Inc. 56 2,754
CSW Industrials, Inc. 35 6,207
Gibraltar Industries, Inc.* 69 4,636
Griffon Corp. 100 4,653
Insteel Industries, Inc. 43 1,463
Janus International Group, Inc.* 193 2,036
JELD-WEN Holding, Inc.* 193 3,084
Masonite International Corp.* 50 4,442
Masterbrand, Inc.* 294 3,945
PGT Innovations, Inc.* 129 4,153
Quanex Building Products Corp. 75 2,309
Resideo Technologies, Inc.* 333 5,471
Simpson Manufacturing Co.,
Inc. 97 16,196
UFP Industries, Inc. 136 14,910
Zurn Elkay Water Solutions
Corp. 336 9,892
100,725
Capital Markets — 0.2%
AlTi Global, Inc.* 48 363
Artisan Partners Asset
Management, Inc., Class
a
A 139 5,233
AssetMark Financial Holdings,
Inc.* 50 1,282
B Riley Financial, Inc. 42 773
Bakkt Holdings, Inc.* 158 237
BGC Group, Inc., Class
a
A 679 4,413
Brightsphere Investment Group,
Inc. 74 1,291

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
6
HDG
::
Investments Shares
Common Stocks (continued)
Cohen & Steers, Inc. 59 $ 3,451
Diamond Hill Investment Group,
Inc. 6 964
Donnelley Financial Solutions,
Inc.* 56 3,305
Forge Global Holdings, Inc.* 249 822
GCM Grosvenor, Inc., Class
a
A 94 759
Hamilton Lane, Inc., Class
a
A 83 8,122
MarketWise, Inc. 73 233
Moelis & Co., Class
a
A 152 7,212
Open Lending Corp.* 226 1,444
P10, Inc., Class
a
A 98 1,000
Patria Investments Ltd., Class
a
A 123 1,742
Perella Weinberg Partners,
Class
a
A 95 1,113
Piper Sandler Cos. 39 6,034
PJT Partners, Inc., Class
a
A 54 4,863
Silvercrest Asset Management
Group, Inc., Class
a
A 22 343
StepStone Group, Inc., Class
a
A 122 3,126
StoneX Group, Inc.* 62 3,759
Value Line, Inc. 2 84
Victory Capital Holdings, Inc.,
Class
a
A 62 1,993
Virtus Investment Partners, Inc. 16 3,130
WisdomTree, Inc. 313 2,038
69,129
Chemicals — 0.3%
AdvanSix, Inc. 60 1,568
American Vanguard Corp. 61 572
Aspen Aerogels, Inc.* 116 1,216
Avient Corp. 205 7,042
Balchem Corp. 73 9,105
Cabot Corp. 126 9,563
Core Molding Technologies,
Inc.* 18 324
Danimer Scientific, Inc.* 199 217
Ecovyst, Inc.* 216 2,056
FutureFuel Corp. 59 350
Hawkins, Inc. 44 2,703
HB Fuller Co. 123 9,309
Ingevity Corp.* 83 3,220
Innospec, Inc. 57 5,989
Intrepid Potash, Inc.* 24 493
Koppers Holdings, Inc. 46 2,078
Kronos Worldwide, Inc. 50 436
Livent Corp.* 410 5,642
LSB Industries, Inc.* 125 1,071
Mativ Holdings, Inc. 124 1,451
Minerals Technologies, Inc. 74 4,635
Origin Materials, Inc.* 265 181
Orion SA 127 3,026
Perimeter Solutions SA* 352 1,464
PureCycle Technologies, Inc.* 263 1,063
Quaker Chemical Corp. 32 5,721
Rayonier Advanced Materials,
Inc.* 145 479
Sensient Technologies Corp. 96 5,562
Stepan Co. 48 3,963
Investments Shares
Common Stocks (continued)
Trinseo plc 79 $ 457
Tronox Holdings plc 266 3,391
Valhi, Inc. 5 68
94,415
Commercial Services & Supplies — 0.3%
ABM Industries, Inc. 150 6,149
ACCO Brands Corp. 210 1,130
ACV Auctions, Inc., Class
a
A* 288 4,501
Aris Water Solutions, Inc.,
Class
a
A 68 549
BrightView Holdings, Inc.* 94 718
Brink's Co. (The) 105 8,285
Casella Waste Systems, Inc.,
Class
a
A* 128 10,353
CECO Environmental Corp.* 67 1,290
Cimpress plc* 40 2,820
CompX International, Inc. 3 71
CoreCivic, Inc.* 258 3,733
Deluxe Corp. 99 1,811
Ennis, Inc. 58 1,231
Enviri Corp.* 179 1,056
GEO Group, Inc. (The)* 273 2,771
Healthcare Services Group, Inc.* 169 1,641
HNI Corp. 105 4,102
Interface, Inc., Class
a
A 130 1,314
LanzaTech Global, Inc.* 47 199
Li-Cycle Holdings Corp.* 313 276
Liquidity Services, Inc.* 52 996
Matthews International Corp.,
Class
a
A 67 2,288
MillerKnoll, Inc. 172 4,438
Montrose Environmental Group,
Inc.* 63 1,970
NL Industries, Inc. 19 97
OPENLANE, Inc.* 245 3,582
Performant Financial Corp.* 153 457
Pitney Bowes, Inc. 398 1,608
Quad/Graphics, Inc.* 72 332
SP Plus Corp.* 44 2,251
Steelcase, Inc., Class
a
A 210 2,585
UniFirst Corp. 34 5,868
Viad Corp.* 46 1,532
VSE Corp. 29 1,752
83,756
Communications Equipment — 0.1%
ADTRAN Holdings, Inc. 177 926
Aviat Networks, Inc.* 25 758
Calix, Inc.* 134 5,171
Cambium Networks Corp.* 28 131
Clearfield, Inc.* 30 763
CommScope Holding Co., Inc.* 470 785
Comtech Telecommunications
Corp. 62 732
Digi International, Inc.* 80 1,883
DZS, Inc.* 49 79
Extreme Networks, Inc.* 286 4,616
Harmonic, Inc.* 250 2,765
Infinera Corp.* 453 1,762

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
7
HDG
::
Investments Shares
Common Stocks (continued)
KVH Industries, Inc.* 43 $ 206
NETGEAR, Inc.* 65 887
NetScout Systems, Inc.* 155 3,112
Ribbon Communications, Inc.* 202 430
Viavi Solutions, Inc.* 502 4,056
29,062
Construction & Engineering — 0.3%
Ameresco, Inc., Class
a
A* 73 2,187
API Group Corp.* 475 14,416
Arcosa, Inc. 110 8,162
Argan, Inc. 29 1,353
Bowman Consulting Group Ltd.,
Class
a
A* 24 740
Comfort Systems USA, Inc. 80 15,486
Concrete Pumping Holdings,
Inc.* 59 439
Construction Partners, Inc.,
Class
a
A* 91 3,818
Dycom Industries, Inc.* 65 6,752
Eneti, Inc. 56 608
Fluor Corp.* 324 12,322
Granite Construction, Inc. 100 4,595
Great Lakes Dredge & Dock
Corp.* 149 1,001
IES Holdings, Inc.* 19 1,329
INNOVATE Corp.* 122 129
Limbach Holdings, Inc.* 21 800
MYR Group, Inc.* 37 4,604
Northwest Pipe Co.* 22 597
Primoris Services Corp. 121 3,674
Southland Holdings, Inc.* 9 48
Sterling Infrastructure, Inc.* 68 4,319
Tutor Perini Corp.* 96 803
88,182
Construction Materials — 0.1%
Knife River Corp.* 128 7,639
Summit Materials, Inc., Class
a
A* 271 9,401
United States Lime & Minerals,
Inc. 5 1,060
18,100
Consumer Finance — 0.1%
Atlanticus Holdings Corp.* 11 340
Bread Financial Holdings, Inc. 115 3,231
Consumer Portfolio Services,
Inc.* 19 180
Encore Capital Group, Inc.* 53 2,374
Enova International, Inc.* 69 2,843
FirstCash Holdings, Inc. 86 9,632
Green Dot Corp., Class
a
A* 105 842
LendingClub Corp.* 242 1,525
LendingTree, Inc.* 24 425
Navient Corp. 202 3,460
Nelnet, Inc., Class
a
A 33 2,769
NerdWallet, Inc., Class
a
A* 78 916
OppFi, Inc.* 24 85
PRA Group, Inc.* 88 1,631
PROG Holdings, Inc.* 105 2,862
Investments Shares
Common Stocks (continued)
Regional Management Corp. 18 $ 398
Upstart Holdings, Inc.* 164 4,389
World Acceptance Corp.* 9 1,003
38,905
Consumer Staples Distribution & Retail — 0.1%
Andersons, Inc. (The) 73 3,640
Chefs' Warehouse, Inc. (The)* 80 2,152
HF Foods Group, Inc.* 91 431
Ingles Markets, Inc., Class
a
A 32 2,612
Natural Grocers by Vitamin
Cottage, Inc. 21 330
PriceSmart, Inc. 59 3,976
SpartanNash Co. 78 1,729
Sprouts Farmers Market, Inc.* 235 10,124
United Natural Foods, Inc.* 133 1,935
Village Super Market, Inc.,
Class
a
A 20 503
Weis Markets, Inc. 37 2,233
29,665
Containers & Packaging — 0.0%(a)
Greif, Inc., Class
a
A 55 3,845
Greif, Inc., Class
a
B 12 836
Myers Industries, Inc. 83 1,462
O-I Glass, Inc.* 353 5,210
Pactiv Evergreen, Inc. 91 1,041
Ranpak Holdings Corp.,
Class
a
A* 98 402
TriMas Corp. 94 2,409
15,205
Distributors — 0.0%(a)
Weyco Group, Inc. 13 383
Diversified Consumer Services — 0.2%
2U, Inc.* 180 177
Adtalem Global Education, Inc.* 99 5,640
Carriage Services, Inc., Class
a
A 30 678
Chegg, Inc.* 268 2,661
Coursera, Inc.* 296 5,846
Duolingo, Inc., Class
a
A* 65 13,799
European Wax Center, Inc.,
Class
a
A* 77 1,099
Frontdoor, Inc.* 187 6,420
Graham Holdings Co., Class
a
B 8 5,017
Laureate Education, Inc. 297 3,900
Lincoln Educational Services
Corp.* 54 500
Nerdy, Inc.* 138 359
OneSpaWorld Holdings Ltd.* 189 2,277
Perdoceo Education Corp. 152 2,648
Rover Group, Inc., Class
a
A* 211 2,308
Strategic Education, Inc. 51 4,537
Stride, Inc.* 96 5,816
Udemy, Inc.* 195 2,902
Universal Technical Institute,
Inc.* 74 864

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
8
HDG
::
Investments Shares
Common Stocks (continued)
WW International, Inc.* 124 $ 894
68,342
Diversified REITs — 0.1%
Alexander & Baldwin, Inc., REIT 165 2,764
Alpine Income Property Trust,
Inc., REIT 30 490
American Assets Trust, Inc.,
REIT 111 2,236
Armada Hoffler Properties, Inc.,
REIT 153 1,680
Broadstone Net Lease, Inc.,
REIT 427 6,832
CTO Realty Growth, Inc., REIT 51 862
Empire State Realty Trust, Inc.,
Class
a
A, REIT 300 2,688
Essential Properties Realty
Trust, Inc., REIT 354 8,407
Gladstone Commercial Corp.,
REIT 91 1,137
Global Net Lease, Inc., REIT 442 3,881
NexPoint Diversified Real Estate
Trust, REIT 70 564
One Liberty Properties, Inc.,
REIT 37 756
Star Holdings, REIT* 29 358
32,655
Diversified Telecommunication Services — 0.1%
Anterix, Inc.* 29 948
AST SpaceMobile, Inc.,
Class
a
A* 182 883
ATN International, Inc. 25 761
Bandwidth, Inc., Class
a
A* 53 582
Charge Enterprises, Inc.* 306 51
Cogent Communications
Holdings, Inc. 98 6,258
Consolidated Communications
Holdings, Inc.* 171 735
EchoStar Corp., Class
a
A* 77 806
Globalstar, Inc.* 1,567 2,492
IDT Corp., Class
a
B* 35 1,027
Liberty Latin America Ltd.,
Class
a
A* 81 548
Liberty Latin America Ltd.,
Class
a
C* 327 2,234
Lumen Technologies, Inc.* 2,288 2,997
Ooma, Inc.* 54 627
Shenandoah
Telecommunications Co. 110 2,450
23,399
Electric Utilities — 0.1%
ALLETE, Inc. 131 7,268
Genie Energy Ltd., Class
a
B 45 1,091
MGE Energy, Inc. 83 6,121
Otter Tail Corp. 94 7,173
PNM Resources, Inc. 195 8,106
Portland General Electric Co. 221 9,075
38,834
Investments Shares
Common Stocks (continued)
Electrical Equipment — 0.2%
Allient, Inc. 29 $ 756
Amprius Technologies, Inc.* 12 49
Array Technologies, Inc.* 344 5,322
Atkore, Inc.* 88 11,431
Babcock & Wilcox Enterprises,
Inc.* 133 189
Blink Charging Co.* 123 396
Bloom Energy Corp., Class
a
A* 437 6,310
Dragonfly Energy Holdings
Corp.* 63 36
Encore Wire Corp. 36 6,635
Energy Vault Holdings, Inc.* 222 511
EnerSys 94 8,317
Enovix Corp.* 310 3,432
Eos Energy Enterprises, Inc.* 244 268
ESS Tech, Inc.* 207 242
Fluence Energy, Inc., Class
a
A* 89 2,232
FTC Solar, Inc.* 144 94
FuelCell Energy, Inc.* 929 1,133
GrafTech International Ltd. 440 1,087
LSI Industries, Inc. 59 774
NEXTracker, Inc., Class
a
A* 113 4,592
NuScale Power Corp.* 122 338
Powell Industries, Inc. 21 1,746
Preformed Line Products Co. 6 748
SES AI Corp.* 283 603
Shoals Technologies Group,
Inc., Class
a
A* 389 5,388
SKYX Platforms Corp.* 142 220
Stem, Inc.* 323 927
SunPower Corp.* 198 822
Thermon Group Holdings, Inc.* 76 2,291
TPI Composites, Inc.* 94 198
Vicor Corp.* 50 1,829
68,916
Electronic Equipment, Instruments & Components — 0.4%
908 Devices, Inc.* 50 398
Advanced Energy Industries,
Inc. 85 8,079
Aeva Technologies, Inc.* 180 101
Akoustis Technologies, Inc.* 157 90
Arlo Technologies, Inc.* 198 1,800
Badger Meter, Inc. 67 9,874
Bel Fuse, Inc., Class
a
B 24 1,298
Belden, Inc. 97 6,445
Benchmark Electronics, Inc. 80 1,996
Climb Global Solutions, Inc. 9 429
CTS Corp. 71 2,751
Daktronics, Inc.* 86 897
ePlus, Inc.* 60 3,809
Evolv Technologies Holdings,
Inc.* 256 1,024
Fabrinet* 84 13,600
FARO Technologies, Inc.* 43 790
Insight Enterprises, Inc.* 65 9,842
Iteris, Inc.* 97 411
Itron, Inc.* 103 6,940

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
9
HDG
::
Investments Shares
Common Stocks (continued)
Kimball Electronics, Inc.* 54 $ 1,331
Knowles Corp.* 204 3,238
Lightwave Logic, Inc.* 260 1,035
Luna Innovations, Inc.* 73 465
Methode Electronics, Inc. 80 1,898
MicroVision, Inc.* 401 1,011
Mirion Technologies, Inc.,
Class
a
A* 455 4,063
Napco Security Technologies,
Inc. 72 2,203
nLight, Inc.* 100 1,322
Novanta, Inc.* 81 11,700
OSI Systems, Inc.* 36 4,438
PAR Technology Corp.* 60 2,210
PC Connection, Inc. 26 1,550
Plexus Corp.* 62 6,317
Presto Automation, Inc.* 8 5
Richardson Electronics Ltd. 27 352
Rogers Corp.* 39 5,047
Sanmina Corp.* 131 6,564
ScanSource, Inc.* 56 1,872
SmartRent, Inc., Class
a
A* 418 1,308
TTM Technologies, Inc.* 232 3,482
Vishay Intertechnology, Inc. 293 6,513
Vishay Precision Group, Inc.* 28 854
Vuzix Corp.* 134 281
139,633
Energy Equipment & Services — 0.4%
Archrock, Inc. 316 4,579
Atlas Energy Solutions, Inc. 37 631
Borr Drilling Ltd.* 499 3,144
Bristow Group, Inc., Class
a
A* 54 1,390
Cactus, Inc., Class
a
A 147 6,246
ChampionX Corp. 452 13,253
Core Laboratories, Inc. 106 1,877
Diamond Offshore Drilling, Inc.* 231 2,973
DMC Global, Inc.* 44 702
Dril-Quip, Inc.* 77 1,711
Expro Group Holdings NV* 200 3,110
Forum Energy Technologies,
Inc.* 22 479
Helix Energy Solutions Group,
Inc.* 327 3,048
Helmerich & Payne, Inc. 221 8,007
KLX Energy Services Holdings,
Inc.* 29 276
Kodiak Gas Services, Inc. 35 617
Liberty Energy, Inc., Class
a
A 377 7,483
Mammoth Energy Services, Inc.* 53 234
Nabors Industries Ltd.* 21 1,823
Newpark Resources, Inc.* 170 1,181
Noble Corp. plc 251 11,581
Oceaneering International, Inc.* 228 4,710
Oil States International, Inc.* 143 985
Patterson-UTI Energy, Inc. 803 9,403
ProFrac Holding Corp., Class
a
A* 59 476
ProPetro Holding Corp.* 224 2,041
Ranger Energy Services, Inc. 34 332
RPC, Inc. 193 1,399
Investments Shares
Common Stocks (continued)
SEACOR Marine Holdings, Inc.* 55 $ 635
Seadrill Ltd.* 115 5,104
Select Water Solutions, Inc.,
Class
a
A 184 1,373
Solaris Oilfield Infrastructure,
Inc., Class
a
A 70 599
TETRA Technologies, Inc.* 284 1,340
Tidewater, Inc.* 108 6,489
US Silica Holdings, Inc.* 171 1,929
Valaris Ltd.* 139 9,535
Weatherford International plc* 162 14,692
135,387
Entertainment — 0.1%
Atlanta Braves Holdings, Inc.,
Class
a
A* 23 928
Atlanta Braves Holdings, Inc.,
Class
a
C* 103 3,703
Cinemark Holdings, Inc.* 250 3,562
IMAX Corp.* 102 1,627
Lions Gate Entertainment Corp.,
Class
a
A* 132 1,166
Lions Gate Entertainment Corp.,
Class
a
B* 267 2,232
Loop Media, Inc.* 85 38
Madison Square Garden
Entertainment Corp.* 98 2,967
Marcus Corp. (The) 55 765
Playstudios, Inc.* 194 464
Reservoir Media, Inc.* 45 272
Sphere Entertainment Co.* 59 2,019
Vivid Seats, Inc., Class
a
A* 55 455
20,198
Financial Services — 0.4%
Acacia Research Corp.* 86 313
Alerus Financial Corp. 41 749
A-Mark Precious Metals, Inc. 43 1,232
AvidXchange Holdings, Inc.* 339 3,617
Banco Latinoamericano de
Comercio Exterior SA, Class
a
E 62 1,511
Cannae Holdings, Inc.* 162 2,910
Cantaloupe, Inc.* 130 919
Cass Information Systems, Inc. 31 1,282
Compass Diversified Holdings 143 2,884
Enact Holdings, Inc. 68 1,884
Essent Group Ltd. 240 11,602
EVERTEC, Inc. 148 5,472
Federal Agricultural Mortgage
Corp., Class
a
C 21 3,483
Finance of America Cos., Inc.,
Class
a
A* 121 111
Flywire Corp.* 218 5,079
I3 Verticals, Inc., Class
a
A* 51 1,027
International Money Express,
Inc.* 75 1,564
Jackson Financial, Inc., Class
a
A 188 8,973
Marqeta, Inc., Class
a
A* 1,113 7,068
Merchants Bancorp 36 1,211
Mr Cooper Group, Inc.* 149 9,018
NewtekOne, Inc. 53 717

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
10
HDG
::
Investments Shares
Common Stocks (continued)
NMI Holdings, Inc., Class
a
A* 186 $ 5,115
Ocwen Financial Corp.* 15 387
Pagseguro Digital Ltd., Class
a
A* 451 4,546
Payoneer Global, Inc.* 601 3,113
Paysafe Ltd.* 74 748
Paysign, Inc.* 74 174
PennyMac Financial Services,
Inc. 58 4,512
Priority Technology Holdings,
Inc.* 40 120
Radian Group, Inc. 357 9,178
Remitly Global, Inc.* 297 6,397
Repay Holdings Corp., Class
a
A* 184 1,380
Security National Financial
Corp., Class
a
A* 28 223
StoneCo Ltd., Class
a
A* 661 10,312
SWK Holdings Corp.* 9 147
Velocity Financial, Inc.* 20 297
Walker & Dunlop, Inc. 72 6,049
Waterstone Financial, Inc. 42 513
125,837
Food Products — 0.2%
Alico, Inc. 16 447
B&G Foods, Inc. 161 1,488
Benson Hill, Inc.* 393 79
Beyond Meat, Inc.* 135 984
BRC, Inc., Class
a
A* 85 362
Calavo Growers, Inc. 39 846
Cal-Maine Foods, Inc. 87 4,169
Dole plc 162 1,865
Forafric Global plc* 12 134
Fresh Del Monte Produce, Inc. 77 1,756
Hain Celestial Group, Inc. (The)* 203 2,146
J & J Snack Foods Corp. 34 5,595
John B Sanfilippo & Son, Inc. 20 1,841
Lancaster Colony Corp. 44 7,299
Limoneira Co. 40 608
Mission Produce, Inc.* 110 931
Seneca Foods Corp., Class
a
A* 12 586
Simply Good Foods Co. (The)* 206 7,980
Sovos Brands, Inc.* 116 2,541
SunOpta, Inc.* 206 1,018
TreeHouse Foods, Inc.* 117 4,763
Utz Brands, Inc. 163 2,153
Vital Farms, Inc.* 69 919
Westrock Coffee Co.* 64 589
51,099
Gas Utilities — 0.1%
Brookfield Infrastructure Corp.,
Class
a
A 272 8,448
Chesapeake Utilities Corp. 48 4,589
New Jersey Resources Corp. 221 9,326
Northwest Natural Holding Co. 82 3,003
ONE Gas, Inc. 125 7,204
RGC Resources, Inc. 18 316
Southwest Gas Holdings, Inc. 140 8,275
Spire, Inc. 117 7,138
48,299
Investments Shares
Common Stocks (continued)
Ground Transportation — 0.1%
ArcBest Corp. 55 $ 6,556
Covenant Logistics Group, Inc.,
Class
a
A 19 809
Daseke, Inc.* 92 403
FTAI Infrastructure, Inc. 225 833
Heartland Express, Inc. 106 1,423
Marten Transport Ltd. 132 2,488
PAM Transportation Services,
Inc.* 14 264
RXO, Inc.* 264 5,533
TuSimple Holdings, Inc.,
Class
a
A* 380 323
Universal Logistics Holdings,
Inc. 15 371
Werner Enterprises, Inc. 144 5,761
24,764
Health Care Equipment & Supplies — 0.4%
Accuray, Inc.* 212 553
Alphatec Holdings, Inc.* 182 2,160
AngioDynamics, Inc.* 86 562
Artivion, Inc.* 89 1,579
AtriCure, Inc.* 106 3,761
Atrion Corp. 3 925
Avanos Medical, Inc.* 105 2,263
Axogen, Inc.* 92 603
Axonics, Inc.* 111 6,215
Beyond Air, Inc.* 61 96
Butterfly Network, Inc.* 317 302
Cerus Corp.* 403 649
ClearPoint Neuro, Inc.* 52 299
CONMED Corp. 70 7,509
Cutera, Inc.* 42 71
CVRx, Inc.* 25 512
Embecta Corp. 131 2,403
Glaukos Corp.* 106 6,772
Haemonetics Corp.* 114 9,219
Inari Medical, Inc.* 121 7,222
Inmode Ltd.* 176 4,180
Inogen, Inc.* 53 308
Integer Holdings Corp.* 75 6,541
iRadimed Corp. 17 747
iRhythm Technologies, Inc.* 70 5,970
KORU Medical Systems, Inc.* 79 179
Lantheus Holdings, Inc.* 154 11,029
LeMaitre Vascular, Inc. 45 2,371
LivaNova plc* 123 5,517
Merit Medical Systems, Inc.* 129 9,231
Nano-X Imaging Ltd.* 108 724
Neogen Corp.* 495 8,400
Nevro Corp.* 81 1,403
Omnicell, Inc.* 102 3,403
OraSure Technologies, Inc.* 163 1,193
Orchestra BioMed Holdings,
Inc.* 33 205
Orthofix Medical, Inc.* 80 884
OrthoPediatrics Corp.* 36 1,110
Outset Medical, Inc.* 112 587

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
11
HDG
::
Investments Shares
Common Stocks (continued)
Paragon 28, Inc.* 100 $ 1,105
PROCEPT BioRobotics Corp.* 82 3,040
Pulmonx Corp.* 83 905
Pulse Biosciences, Inc.* 37 334
RxSight, Inc.* 61 1,840
Sanara Medtech, Inc.* 9 292
Semler Scientific, Inc.* 11 424
SI-BONE, Inc.* 79 1,498
Sight Sciences, Inc.* 49 167
Silk Road Medical, Inc.* 87 812
STAAR Surgical Co.* 110 3,450
Surmodics, Inc.* 31 1,017
Tactile Systems Technology,
Inc.* 53 706
Tela Bio, Inc.* 37 193
TransMedics Group, Inc.* 72 5,449
Treace Medical Concepts, Inc.* 103 902
UFP Technologies, Inc.* 16 2,663
Utah Medical Products, Inc. 8 674
Varex Imaging Corp.* 88 1,659
Vicarious Surgical, Inc., Class
a
A* 159 44
Zimvie, Inc.* 59 558
Zynex, Inc.* 45 412
145,801
Health Care Providers & Services — 0.4%
23andMe Holding Co., Class
a
A* 598 515
Accolade, Inc.* 154 1,344
AdaptHealth Corp., Class
a
A* 217 1,840
Addus HomeCare Corp.* 36 3,139
Agiliti, Inc.* 67 540
AirSculpt Technologies, Inc.* 28 141
Alignment Healthcare, Inc.* 193 1,447
AMN Healthcare Services, Inc.* 90 6,102
Apollo Medical Holdings, Inc.* 97 3,223
Aveanna Healthcare Holdings,
Inc.* 112 306
Brookdale Senior Living, Inc.* 423 2,242
Cano Health, Inc.* 5 37
CareMax, Inc.* 170 116
Castle Biosciences, Inc.* 56 1,119
Community Health Systems,
Inc.* 285 732
CorVel Corp.* 20 4,177
Cross Country Healthcare, Inc.* 78 1,581
DocGo, Inc.* 176 994
Enhabit, Inc.* 114 1,215
Ensign Group, Inc. (The) 124 13,277
Fulgent Genetics, Inc.* 46 1,269
Guardant Health, Inc.* 256 6,444
HealthEquity, Inc.* 191 12,801
Hims & Hers Health, Inc.* 278 2,471
InfuSystem Holdings, Inc.* 41 411
Innovage Holding Corp.* 43 252
Invitae Corp.* 596 303
Joint Corp. (The)* 32 281
LifeStance Health Group, Inc.* 241 1,656
ModivCare, Inc.* 29 1,095
National HealthCare Corp. 28 2,144
National Research Corp. 33 1,367
Investments Shares
Common Stocks (continued)
NeoGenomics, Inc.* 289 $ 5,251
OPKO Health, Inc.* 915 1,336
Option Care Health, Inc.* 386 11,484
Owens & Minor, Inc.* 169 3,360
P3 Health Partners, Inc.* 93 112
Patterson Cos., Inc. 195 4,955
Pediatrix Medical Group, Inc.* 191 1,601
Pennant Group, Inc. (The)* 65 892
PetIQ, Inc., Class
a
A* 62 1,080
Privia Health Group, Inc.* 251 5,186
Progyny, Inc.* 178 6,116
Quipt Home Medical Corp.* 92 432
RadNet, Inc.* 135 4,486
Select Medical Holdings Corp. 236 5,334
Surgery Partners, Inc.* 153 5,011
US Physical Therapy, Inc. 33 2,806
Viemed Healthcare, Inc.* 77 598
134,621
Health Care REITs — 0.1%
CareTrust REIT, Inc., REIT 227 5,239
Community Healthcare Trust,
Inc., REIT 58 1,572
Diversified Healthcare Trust,
REIT 542 1,268
Global Medical REIT, Inc., REIT 138 1,384
LTC Properties, Inc., REIT 93 3,034
National Health Investors, Inc.,
REIT 95 5,155
Physicians Realty Trust, REIT 540 6,307
Sabra Health Care REIT, Inc.,
REIT 526 7,680
Universal Health Realty Income
Trust, REIT 29 1,156
32,795
Health Care Technology — 0.1%
American Well Corp., Class
a
A* 556 706
Computer Programs and
Systems, Inc.* 32 336
Definitive Healthcare Corp.* 102 842
Evolent Health, Inc., Class
a
A* 250 6,950
Health Catalyst, Inc.* 127 912
HealthStream, Inc. 55 1,375
Multiplan Corp.* 890 1,157
OptimizeRx Corp.* 38 361
Phreesia, Inc.* 117 1,803
Schrodinger, Inc.* 124 3,855
Sharecare, Inc.* 700 656
Simulations Plus, Inc. 36 1,411
Veradigm, Inc.* 245 2,813
23,177
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc.,
REIT 490 8,168
Braemar Hotels & Resorts, Inc.,
REIT 149 313
Chatham Lodging Trust, REIT 109 1,080

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
12
HDG
::
Investments Shares
Common Stocks (continued)
DiamondRock Hospitality Co.,
REIT 477 $ 3,969
Pebblebrook Hotel Trust, REIT 276 3,519
RLJ Lodging Trust, REIT 355 3,795
Ryman Hospitality Properties,
Inc., REIT 131 13,146
Service Properties Trust, REIT 374 2,674
Summit Hotel Properties, Inc.,
REIT 238 1,490
Sunstone Hotel Investors, Inc.,
REIT 473 4,673
Xenia Hotels & Resorts, Inc.,
REIT 249 3,040
45,867
Hotels, Restaurants & Leisure — 0.4%
Accel Entertainment, Inc.,
Class
a
A* 122 1,237
Bally's Corp.* 67 772
Biglari Holdings, Inc., Class
a
B* 2 292
BJ's Restaurants, Inc.* 52 1,556
Bloomin' Brands, Inc. 199 4,645
Bluegreen Vacations Holding
Corp. 24 1,788
Bowlero Corp., Class
a
A* 69 709
Brinker International, Inc.* 100 3,601
Carrols Restaurant Group, Inc. 83 627
Century Casinos, Inc.* 62 267
Cheesecake Factory, Inc. (The) 110 3,448
Chuy's Holdings, Inc.* 41 1,443
Cracker Barrel Old Country
Store, Inc. 50 3,357
Dave & Buster's Entertainment,
Inc.* 82 3,365
Denny's Corp.* 124 1,177
Dine Brands Global, Inc. 36 1,565
El Pollo Loco Holdings, Inc.* 64 532
Everi Holdings, Inc.* 192 2,006
First Watch Restaurant Group,
Inc.* 50 904
Full House Resorts, Inc.* 75 377
Global Business Travel Group I* 73 454
Golden Entertainment, Inc. 46 1,639
Hilton Grand Vacations, Inc.* 185 6,338
Inspired Entertainment, Inc.* 49 385
International Game Technology
plc 247 6,602
Jack in the Box, Inc. 47 3,398
Krispy Kreme, Inc. 199 2,587
Kura Sushi USA, Inc., Class
a
A* 13 812
Life Time Group Holdings, Inc.* 101 1,531
Light & Wonder, Inc.* 207 18,303
Lindblad Expeditions Holdings,
Inc.* 79 620
Monarch Casino & Resort, Inc. 31 1,949
Mondee Holdings, Inc., Class
a
A* 103 272
Nathan's Famous, Inc. 6 405
Noodles & Co., Class
a
A* 91 278
ONE Group Hospitality, Inc.
(The)* 50 239
Papa John's International, Inc. 75 4,893
Investments Shares
Common Stocks (continued)
PlayAGS, Inc.* 84 $ 643
Portillo's, Inc., Class
a
A* 103 1,601
Potbelly Corp.* 59 531
RCI Hospitality Holdings, Inc. 20 1,172
Red Robin Gourmet Burgers,
Inc.* 36 319
Red Rock Resorts, Inc., Class
a
A 108 4,809
Rush Street Interactive, Inc.* 143 602
Sabre Corp.* 751 2,651
SeaWorld Entertainment, Inc.* 83 4,059
Shake Shack, Inc., Class
a
A* 86 5,208
Six Flags Entertainment Corp.* 164 4,084
Super Group SGHC Ltd.* 310 942
Sweetgreen, Inc., Class
a
A* 219 2,061
Target Hospitality Corp.* 71 775
Xponential Fitness, Inc.,
Class
a
A* 56 765
114,595
Household Durables — 0.3%
Beazer Homes USA, Inc.* 67 1,763
Cavco Industries, Inc.* 20 5,656
Century Communities, Inc. 65 4,689
Cricut, Inc., Class
a
A 109 752
Dream Finders Homes, Inc.,
Class
a
A* 55 1,339
Ethan Allen Interiors, Inc. 52 1,396
GoPro, Inc., Class
a
A* 294 1,061
Green Brick Partners, Inc.* 59 2,800
Helen of Troy Ltd.* 55 5,777
Hooker Furnishings Corp. 25 447
Hovnanian Enterprises, Inc.,
Class
a
A* 11 994
Installed Building Products, Inc. 54 8,128
iRobot Corp.* 62 2,239
KB Home 164 8,544
Landsea Homes Corp.* 31 320
La-Z-Boy, Inc. 99 3,484
Legacy Housing Corp.* 23 515
LGI Homes, Inc.* 47 5,549
Lovesac Co. (The)* 32 664
M/I Homes, Inc.* 61 6,436
MDC Holdings, Inc. 133 5,887
Meritage Homes Corp. 83 11,728
Purple Innovation, Inc., Class
a
A 124 77
Skyline Champion Corp.* 122 7,343
Snap One Holdings Corp.* 41 293
Sonos, Inc.* 288 4,349
Taylor Morrison Home Corp.,
Class
a
A* 239 10,779
Traeger, Inc.* 81 181
Tri Pointe Homes, Inc.* 225 6,565
United Homes Group, Inc.* 12 93
Vizio Holding Corp., Class
a
A* 172 1,152
VOXX International Corp.,
Class
a
A* 27 290
111,290
Household Products — 0.1%
Central Garden & Pet Co.* 22 893

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
13
HDG
::
Investments Shares
Common Stocks (continued)
Central Garden & Pet Co.,
Class
a
A* 89 $ 3,229
Energizer Holdings, Inc. 163 5,027
Oil-Dri Corp. of America 11 624
WD-40 Co. 31 7,498
17,271
Independent Power and Renewable Electricity Producers — 0.0%(a)
Altus Power, Inc., Class
a
A* 145 725
Montauk Renewables, Inc.* 151 1,395
Ormat Technologies, Inc. 121 8,146
Sunnova Energy International,
Inc.* 229 2,656
12,922
Industrial Conglomerates — 0.0%(a)
Brookfield Business Corp.,
Class
a
A 59 1,074
Industrial REITs — 0.1%
Innovative Industrial Properties,
Inc., REIT 63 5,145
LXP Industrial Trust, REIT 658 5,777
Plymouth Industrial REIT, Inc.,
REIT 97 2,110
Terreno Realty Corp., REIT 186 10,622
23,654
Insurance — 0.3%
Ambac Financial Group, Inc.* 100 1,475
American Coastal Insurance
Corp.* 45 372
American Equity Investment Life
Holding Co.* 177 9,763
AMERISAFE, Inc. 43 2,071
BRP Group, Inc., Class
a
A* 137 2,396
CNO Financial Group, Inc. 258 6,837
Crawford & Co., Class
a
A 33 369
Donegal Group, Inc., Class
a
A 35 498
eHealth, Inc.* 63 468
Employers Holdings, Inc. 61 2,337
Enstar Group Ltd.* 27 7,415
F&G Annuities & Life, Inc. 43 1,755
Fidelis Insurance Holdings Ltd.* 34 415
Genworth Financial, Inc.,
Class
a
A* 1,083 6,379
GoHealth, Inc., Class
a
A* 9 116
Goosehead Insurance, Inc.,
Class
a
A* 49 3,591
Greenlight Capital Re Ltd.,
Class
a
A* 59 654
HCI Group, Inc. 15 1,272
Hippo Holdings, Inc.* 24 205
Horace Mann Educators Corp. 93 3,112
Investors Title Co. 3 454
James River Group Holdings
Ltd. 84 754
Kingsway Financial Services,
Inc.* 24 176
Lemonade, Inc.* 115 2,032
Investments Shares
Common Stocks (continued)
Maiden Holdings Ltd.* 206 $ 369
MBIA, Inc.* 110 796
Mercury General Corp. 61 2,272
National Western Life Group,
Inc., Class
a
A 5 2,398
NI Holdings, Inc.* 19 253
Oscar Health, Inc., Class
a
A* 351 2,983
Palomar Holdings, Inc.* 55 3,218
ProAssurance Corp. 123 1,521
Safety Insurance Group, Inc. 33 2,539
Selective Insurance Group, Inc. 137 13,931
Selectquote, Inc.* 310 391
SiriusPoint Ltd.* 208 2,221
Skyward Specialty Insurance
Group, Inc.* 54 1,766
Stewart Information Services
Corp. 61 2,882
Tiptree, Inc., Class
a
A 54 1,007
Trupanion, Inc.* 90 2,315
United Fire Group, Inc. 48 1,003
Universal Insurance Holdings,
Inc. 57 967
97,748
Interactive Media & Services — 0.1%
Bumble, Inc., Class
a
A* 230 3,188
Cargurus, Inc., Class
a
A* 222 4,800
Cars.com, Inc.* 151 2,812
DHI Group, Inc.* 97 238
Eventbrite, Inc., Class
a
A* 176 1,241
EverQuote, Inc., Class
a
A* 48 503
fuboTV, Inc.* 643 2,051
Grindr, Inc.* 93 625
MediaAlpha, Inc., Class
a
A* 49 496
Nextdoor Holdings, Inc.* 330 528
Outbrain, Inc.* 93 354
QuinStreet, Inc.* 118 1,474
Shutterstock, Inc. 56 2,459
System1, Inc.* 74 109
TrueCar, Inc.* 200 558
Vimeo, Inc.* 345 1,214
Yelp, Inc., Class
a
A* 153 6,688
Ziff Davis, Inc.* 107 6,829
ZipRecruiter, Inc., Class
a
A* 156 2,092
38,259
IT Services — 0.1%
BigBear.ai Holdings, Inc.* 66 112
BigCommerce Holdings, Inc.,
Series 1* 153 1,334
Brightcove, Inc.* 98 240
Couchbase, Inc.* 77 1,512
DigitalOcean Holdings, Inc.* 144 4,265
Fastly, Inc., Class
a
A* 269 4,468
Grid Dynamics Holdings, Inc.* 126 1,598
Hackett Group, Inc. (The) 57 1,272
Information Services Group, Inc. 80 333
Perficient, Inc.* 78 4,827
Rackspace Technology, Inc.* 144 182
Squarespace, Inc., Class
a
A* 101 2,831

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
14
HDG
::
Investments Shares
Common Stocks (continued)
Thoughtworks Holding, Inc.* 210 $ 819
Tucows, Inc., Class
a
A* 23 488
Unisys Corp.* 151 723
25,004
Leisure Products — 0.1%
Acushnet Holdings Corp. 71 4,011
AMMO, Inc.* 204 416
Clarus Corp. 66 376
Escalade, Inc. 23 428
Funko, Inc., Class
a
A* 79 512
JAKKS Pacific, Inc.* 16 471
Johnson Outdoors, Inc., Class
a
A 12 630
Latham Group, Inc.* 88 199
Malibu Boats, Inc., Class
a
A* 46 2,035
Marine Products Corp. 19 182
MasterCraft Boat Holdings, Inc.* 39 780
Smith & Wesson Brands, Inc. 104 1,430
Solo Brands, Inc., Class
a
A* 50 260
Sturm Ruger & Co., Inc. 40 1,758
Topgolf Callaway Brands Corp.* 327 4,009
Vista Outdoor, Inc.* 131 3,696
21,193
Life Sciences Tools & Services — 0.1%
Adaptive Biotechnologies Corp.* 258 1,130
Akoya Biosciences, Inc.* 51 224
BioLife Solutions, Inc.* 79 977
Codexis, Inc.* 151 356
CryoPort, Inc.* 91 1,276
Cytek Biosciences, Inc.* 275 1,908
Harvard Bioscience, Inc.* 91 388
MaxCyte, Inc.* 198 941
Mesa Laboratories, Inc. 12 1,024
NanoString Technologies, Inc.* 107 53
Nautilus Biotechnology, Inc.,
Class
a
A* 115 316
OmniAb, Inc.* 212 931
Pacific Biosciences of
California, Inc.* 572 4,851
Quanterix Corp.* 80 1,918
Quantum-Si, Inc.* 231 372
Seer, Inc., Class
a
A* 133 214
SomaLogic, Inc.* 343 967
17,846
Machinery — 0.6%
374Water, Inc.* 136 156
3D Systems Corp.* 289 1,543
Alamo Group, Inc. 23 4,225
Albany International Corp.,
Class
a
A 71 6,093
Astec Industries, Inc. 52 1,617
Barnes Group, Inc. 111 2,928
Blue Bird Corp.* 40 763
Chart Industries, Inc.* 98 12,743
Columbus McKinnon Corp. 64 2,235
Commercial Vehicle Group, Inc.* 73 476
Desktop Metal, Inc., Class
a
A* 636 445
Douglas Dynamics, Inc. 51 1,393
Investments Shares
Common Stocks (continued)
Energy Recovery, Inc.* 126 $ 2,402
Enerpac Tool Group Corp.,
Class
a
A 128 3,494
Enpro Industries, Inc. 48 6,165
ESCO Technologies, Inc. 58 6,089
Federal Signal Corp. 136 9,376
Franklin Electric Co., Inc. 105 9,345
Gencor Industries, Inc.* 24 359
Gorman-Rupp Co. (The) 52 1,642
Greenbrier Cos., Inc. (The) 69 2,602
Helios Technologies, Inc. 74 2,840
Hillenbrand, Inc. 157 6,082
Hillman Solutions Corp.* 443 3,243
Hyliion Holdings Corp.* 333 189
Hyster-Yale Materials Handling,
Inc. 25 1,192
John Bean Technologies Corp. 72 7,438
Kadant, Inc. 27 7,037
Kennametal, Inc. 183 4,266
Lindsay Corp. 25 2,983
Luxfer Holdings plc 62 511
Manitowoc Co., Inc. (The)* 79 1,132
Mayville Engineering Co., Inc.* 25 317
Microvast Holdings, Inc.* 238 278
Miller Industries, Inc. 25 993
Mueller Industries, Inc. 254 10,549
Mueller Water Products, Inc.,
Class
a
A 353 4,691
Nikola Corp.* 1,411 1,372
Omega Flex, Inc. 7 494
Park-Ohio Holdings Corp. 19 433
Proto Labs, Inc.* 60 2,172
REV Group, Inc. 72 1,137
Shyft Group, Inc. (The) 78 863
SPX Technologies, Inc.* 100 8,531
Standex International Corp. 27 3,613
Tennant Co. 42 3,596
Terex Corp. 153 7,574
Titan International, Inc.* 119 1,555
Trinity Industries, Inc. 184 4,593
Velo3D, Inc.* 202 196
Wabash National Corp. 108 2,367
Watts Water Technologies, Inc.,
Class
a
A 62 11,936
180,264
Marine Transportation — 0.0%(a)
Costamare, Inc. 110 1,112
Eagle Bulk Shipping, Inc. 21 954
Genco Shipping & Trading Ltd. 96 1,490
Golden Ocean Group Ltd. 279 2,637
Himalaya Shipping Ltd.* 20 120
Matson, Inc. 81 7,757
Pangaea Logistics Solutions
Ltd. 83 581
Safe Bulkers, Inc. 153 594
15,245
Media — 0.1%
Advantage Solutions, Inc.* 197 542

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
15
HDG
::
Investments Shares
Common Stocks (continued)
AMC Networks, Inc., Class
a
A* 70 $ 1,067
Boston Omaha Corp., Class
a
A* 53 769
Cardlytics, Inc.* 77 613
Clear Channel Outdoor
Holdings, Inc.* 851 1,234
Daily Journal Corp.* 3 977
Emerald Holding, Inc.* 35 177
Entravision Communications
Corp., Class
a
A 137 544
EW Scripps Co. (The), Class
a
A* 135 933
Gambling.com Group Ltd.* 24 229
Gannett Co., Inc.* 327 605
Gray Television, Inc. 188 1,453
iHeartMedia, Inc., Class
a
A* 233 611
Integral Ad Science Holding
Corp.* 109 1,590
John Wiley & Sons, Inc., Class
a
A 97 2,930
Magnite, Inc.* 304 2,456
PubMatic, Inc., Class
a
A* 97 1,621
Scholastic Corp. 62 2,355
Sinclair, Inc. 75 946
Stagwell, Inc., Class
a
A* 179 899
TechTarget, Inc.* 59 1,746
TEGNA, Inc. 458 7,021
Thryv Holdings, Inc.* 70 1,245
Townsquare Media, Inc.,
Class
a
A 27 268
Urban One, Inc., Class
a
A* 21 88
Urban One, Inc., Class
a
D* 26 107
WideOpenWest, Inc.* 115 460
33,486
Metals & Mining — 0.3%
5E Advanced Materials, Inc.* 89 183
Alpha Metallurgical Resources,
Inc. 28 7,856
Arch Resources, Inc. 42 6,970
ATI, Inc.* 293 12,877
Caledonia Mining Corp. plc 37 438
Carpenter Technology Corp. 109 7,718
Century Aluminum Co.* 119 935
Coeur Mining, Inc.* 753 2,297
Commercial Metals Co. 266 12,058
Compass Minerals International,
Inc. 78 1,894
Constellium SE, Class
a
A* 287 4,994
Contango ORE, Inc.* 9 197
Dakota Gold Corp.* 122 344
Haynes International, Inc. 28 1,374
Hecla Mining Co. 1,387 6,907
i-80 Gold Corp.* 438 710
Ivanhoe Electric, Inc.* 127 1,443
Kaiser Aluminum Corp. 36 2,105
Materion Corp. 47 5,316
NioCorp Developments Ltd.* 4 13
Novagold Resources, Inc.* 549 2,306
Olympic Steel, Inc. 22 1,244
Perpetua Resources Corp.* 86 272
Piedmont Lithium, Inc.* 41 1,062
Investments Shares
Common Stocks (continued)
Ramaco Resources, Inc.,
Class
a
A 51 $ 852
Ramaco Resources, Inc.,
Class
a
B 10 150
Ryerson Holding Corp. 55 1,703
Schnitzer Steel Industries, Inc.,
Class
a
A 59 1,512
SunCoke Energy, Inc. 190 1,769
TimkenSteel Corp.* 99 2,012
Tredegar Corp. 60 282
Warrior Met Coal, Inc. 117 6,548
Worthington Industries, Inc. 70 5,019
101,360
Mortgage Real Estate Investment Trusts (REITs) — 0.2%
AFC Gamma, Inc. 37 420
Angel Oak Mortgage REIT, Inc. 27 280
Apollo Commercial Real Estate
Finance, Inc. 322 3,471
Arbor Realty Trust, Inc. 413 5,154
Ares Commercial Real Estate
Corp. 118 1,186
ARMOUR Residential REIT, Inc. 104 1,830
Blackstone Mortgage Trust, Inc.,
Class
a
A 391 8,672
BrightSpire Capital, Inc.,
Class
a
A 292 1,983
Chicago Atlantic Real Estate
Finance, Inc. 37 573
Chimera Investment Corp. 529 2,756
Claros Mortgage Trust, Inc. 206 2,515
Dynex Capital, Inc. 123 1,407
Ellington Financial, Inc. 148 1,924
Franklin BSP Realty Trust, Inc. 189 2,472
Granite Point Mortgage Trust,
Inc. 116 638
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 235 5,689
Invesco Mortgage Capital, Inc. 95 763
KKR Real Estate Finance Trust,
Inc. 134 1,683
Ladder Capital Corp., Class
a
A 257 2,881
MFA Financial, Inc. 232 2,508
New York Mortgage Trust, Inc. 207 1,820
Nexpoint Real Estate Finance,
Inc. 18 295
Orchid Island Capital, Inc. 100 737
PennyMac Mortgage Investment
Trust 201 2,822
Ready Capital Corp. 364 3,720
Redwood Trust, Inc. 259 1,842
TPG RE Finance Trust, Inc. 157 928
Two Harbors Investment Corp. 221 3,063
64,032
Multi-Utilities — 0.1%
Avista Corp. 171 5,805
Black Hills Corp. 151 7,790
Northwestern Energy Group,
Inc. 137 6,893

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
16
HDG
::
Investments Shares
Common Stocks (continued)
Unitil Corp. 36 $ 1,745
22,233
Office REITs — 0.1%
Brandywine Realty Trust, REIT 386 1,721
City Office REIT, Inc., REIT 89 430
COPT Defense Properties, REIT 256 6,195
Douglas Emmett, Inc., REIT 373 4,558
Easterly Government Properties,
Inc., Class
a
A, REIT 213 2,484
Equity Commonwealth, REIT 238 4,472
Hudson Pacific Properties, Inc.,
REIT 314 1,843
JBG SMITH Properties, REIT 248 3,402
Office Properties Income Trust,
REIT 109 608
Orion Office REIT, Inc., REIT 130 671
Paramount Group, Inc., REIT 420 1,974
Peakstone Realty Trust, REIT 82 1,309
Piedmont Office Realty Trust,
Inc., Class
a
A, REIT 280 1,742
Postal Realty Trust, Inc.,
Class
a
A, REIT 43 602
SL Green Realty Corp., REIT 147 5,376
37,387
Oil, Gas & Consumable Fuels — 0.8%
Amplify Energy Corp.* 82 503
Ardmore Shipping Corp. 93 1,265
Berry Corp. 173 1,242
California Resources Corp. 163 8,347
Callon Petroleum Co.* 139 4,347
Centrus Energy Corp., Class
a
A* 28 1,401
Chord Energy Corp. 95 15,403
Civitas Resources, Inc. 157 10,784
Clean Energy Fuels Corp.* 385 1,390
CNX Resources Corp.* 361 7,530
Comstock Resources, Inc. 209 2,063
CONSOL Energy, Inc. 76 8,107
Crescent Energy Co., Class
a
A 87 992
CVR Energy, Inc. 67 2,129
Delek US Holdings, Inc. 148 4,017
DHT Holdings, Inc. 311 3,098
Dorian LPG Ltd. 73 3,092
Empire Petroleum Corp.* 29 262
Encore Energy Corp.* 321 1,252
Energy Fuels, Inc.* 357 2,838
Enviva, Inc. 71 87
Equitrans Midstream Corp. 992 9,305
Evolution Petroleum Corp. 70 415
Excelerate Energy, Inc., Class
a
A 41 686
FLEX LNG Ltd. 68 1,973
Gevo, Inc.* 531 600
Golar LNG Ltd. 230 4,952
Granite Ridge Resources, Inc. 59 349
Green Plains, Inc.* 132 3,284
Gulfport Energy Corp.* 25 3,426
Hallador Energy Co.* 52 657
HighPeak Energy, Inc. 27 415
International Seaways, Inc. 92 4,199
Investments Shares
Common Stocks (continued)
Kinetik Holdings, Inc., Class
a
A 39 $ 1,418
Kosmos Energy Ltd.* 1,036 7,034
Magnolia Oil & Gas Corp.,
Class
a
A 416 8,944
Matador Resources Co. 257 14,875
Murphy Oil Corp. 337 14,414
NACCO Industries, Inc., Class
a
A 10 346
NextDecade Corp.* 70 349
Nordic American Tankers Ltd. 466 1,808
Northern Oil and Gas, Inc. 186 6,960
Overseas Shipholding Group,
Inc., Class
a
A* 144 698
Par Pacific Holdings, Inc.* 125 4,284
PBF Energy, Inc., Class
a
A 258 11,455
Peabody Energy Corp. 283 6,747
Permian Resources Corp.,
Class
a
A 814 10,696
PrimeEnergy Resources Corp.* 2 213
REX American Resources Corp.* 35 1,716
Riley Exploration Permian, Inc. 20 494
Ring Energy, Inc.* 272 449
SandRidge Energy, Inc. 72 994
Scorpio Tankers, Inc. 112 6,148
SFL Corp. Ltd. 261 2,965
SilverBow Resources, Inc.* 40 1,272
Sitio Royalties Corp. 183 4,032
SM Energy Co. 273 10,224
Talos Energy, Inc.* 250 3,480
Teekay Corp.* 151 1,042
Teekay Tankers Ltd., Class
a
A 54 2,683
Tellurian, Inc.* 1,210 737
Uranium Energy Corp.* 835 5,444
VAALCO Energy, Inc. 245 1,139
Verde Clean Fuels, Inc.* 10 27
Vertex Energy, Inc.* 148 500
Vital Energy, Inc.* 38 1,704
Vitesse Energy, Inc. 57 1,347
W&T Offshore, Inc. 223 745
World Kinect Corp. 140 2,946
250,739
Paper & Forest Products — 0.0%(a)
Clearwater Paper Corp.* 38 1,333
Glatfelter Corp.* 100 147
Sylvamo Corp. 83 4,173
5,653
Passenger Airlines — 0.1%
Allegiant Travel Co. 36 2,466
Blade Air Mobility, Inc.* 135 428
Frontier Group Holdings, Inc.* 86 336
Hawaiian Holdings, Inc.* 116 521
JetBlue Airways Corp.* 751 3,319
Joby Aviation, Inc.* 633 3,773
SkyWest, Inc.* 100 4,728
Spirit Airlines, Inc. 249 3,690
Sun Country Airlines Holdings,
Inc.* 86 1,305
20,566

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
17
HDG
::
Investments Shares
Common Stocks (continued)
Personal Care Products — 0.1%
Beauty Health Co. (The)* 186 $ 476
BellRing Brands, Inc.* 304 16,082
Edgewell Personal Care Co. 116 4,038
elf Beauty, Inc.* 121 14,289
Herbalife Ltd.* 224 2,885
Inter Parfums, Inc. 42 5,257
Medifast, Inc. 24 1,593
Nature's Sunshine Products,
Inc.* 30 514
Nu Skin Enterprises, Inc.,
Class
a
A 113 1,923
USANA Health Sciences, Inc.* 26 1,229
Waldencast plc* 82 782
49,068
Pharmaceuticals — 0.2%
Aclaris Therapeutics, Inc.* 158 138
Amneal Pharmaceuticals, Inc.* 277 1,194
Amphastar Pharmaceuticals,
Inc.* 86 4,843
Amylyx Pharmaceuticals, Inc.* 115 1,628
ANI Pharmaceuticals, Inc.* 33 1,644
Arvinas, Inc.* 111 2,439
Assertio Holdings, Inc.* 201 205
Atea Pharmaceuticals, Inc.* 174 520
Axsome Therapeutics, Inc.* 80 5,396
Biote Corp., Class
a
A* 32 160
Bright Green Corp.* 137 38
Cara Therapeutics, Inc.* 106 102
Cassava Sciences, Inc.* 90 1,875
Citius Pharmaceuticals, Inc.* 279 215
Collegium Pharmaceutical, Inc.* 79 2,025
Corcept Therapeutics, Inc.* 182 4,636
CorMedix, Inc.* 118 383
Cymabay Therapeutics, Inc.* 223 4,266
Edgewise Therapeutics, Inc.* 97 590
Enliven Therapeutics, Inc.* 53 597
Evolus, Inc.* 94 890
Eyenovia, Inc.* 68 97
EyePoint Pharmaceuticals, Inc.* 59 369
Harmony Biosciences Holdings,
Inc.* 75 2,179
Harrow, Inc.* 66 609
Ikena Oncology, Inc.* 56 81
Innoviva, Inc.* 135 1,870
Intra-Cellular Therapies, Inc.* 213 13,072
Ligand Pharmaceuticals, Inc.* 38 2,216
Liquidia Corp.* 108 773
Longboard Pharmaceuticals,
Inc.* 35 132
Marinus Pharmaceuticals, Inc.* 115 774
NGM Biopharmaceuticals, Inc.* 99 74
Nuvation Bio, Inc.* 330 409
Ocular Therapeutix, Inc.* 177 439
Omeros Corp.* 138 302
Optinose, Inc.* 165 206
Pacira BioSciences, Inc.* 103 2,810
Phathom Pharmaceuticals, Inc.* 70 489
Investments Shares
Common Stocks (continued)
Phibro Animal Health Corp.,
Class
a
A 46 $ 441
Pliant Therapeutics, Inc.* 128 1,778
Prestige Consumer Healthcare,
Inc.* 113 6,481
Rain Oncology, Inc.* 39 41
Revance Therapeutics, Inc.* 189 1,279
Scilex Holding Co.* 249 311
scPharmaceuticals, Inc.* 66 359
SIGA Technologies, Inc. 105 570
Supernus Pharmaceuticals, Inc.* 112 3,052
Taro Pharmaceutical Industries
Ltd.* 19 684
Tarsus Pharmaceuticals, Inc.* 53 876
Terns Pharmaceuticals, Inc.* 97 432
Theravance Biopharma, Inc.* 128 1,341
Theseus Pharmaceuticals, Inc.* 46 175
Third Harmonic Bio, Inc.* 44 374
Trevi Therapeutics, Inc.* 94 106
Ventyx Biosciences, Inc.* 106 229
Verrica Pharmaceuticals, Inc.* 47 173
WaVe Life Sciences Ltd.* 134 712
Xeris Biopharma Holdings, Inc.* 302 562
Zevra Therapeutics, Inc.* 77 366
81,027
Professional Services — 0.4%
Alight, Inc., Class
a
A* 904 6,916
ASGN, Inc.* 109 9,727
Asure Software, Inc.* 43 343
Barrett Business Services, Inc. 15 1,649
BlackSky Technology, Inc.* 271 358
CBIZ, Inc.* 109 6,310
Conduent, Inc.* 391 1,189
CRA International, Inc. 15 1,422
CSG Systems International, Inc. 72 3,542
ExlService Holdings, Inc.* 367 10,412
Exponent, Inc. 115 8,850
First Advantage Corp. 124 1,923
FiscalNote Holdings, Inc.* 141 144
Forrester Research, Inc.* 27 653
Franklin Covey Co.* 26 1,011
Heidrick & Struggles
International, Inc. 45 1,223
HireQuest, Inc. 12 178
HireRight Holdings Corp.* 33 434
Huron Consulting Group, Inc.* 43 4,479
IBEX Holdings Ltd.* 25 443
ICF International, Inc. 43 6,018
Innodata, Inc.* 57 385
Insperity, Inc. 83 9,441
Kelly Services, Inc., Class
a
A 72 1,497
Kforce, Inc. 44 3,067
Korn Ferry 118 6,105
Legalzoom.com, Inc.* 236 2,721
Maximus, Inc. 138 11,522
Mistras Group, Inc.* 47 311
NV5 Global, Inc.* 31 3,016
Planet Labs PBC* 382 928
Resources Connection, Inc. 74 1,006

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
18
HDG
::
Investments Shares
Common Stocks (continued)
Skillsoft Corp.* 10 $ 191
Sterling Check Corp.* 71 899
TriNet Group, Inc.* 86 9,970
TrueBlue, Inc.* 69 962
TTEC Holdings, Inc. 44 824
Upwork, Inc.* 281 3,959
Verra Mobility Corp., Class
a
A* 317 6,365
Willdan Group, Inc.* 28 560
130,953
Real Estate Management & Development — 0.1%
American Realty Investors, Inc.* 3 45
Anywhere Real Estate, Inc.* 245 1,318
Compass, Inc., Class
a
A* 678 1,505
Cushman & Wakefield plc* 377 3,095
DigitalBridge Group, Inc. 367 6,335
Douglas Elliman, Inc. 184 359
eXp World Holdings, Inc. 162 1,962
Forestar Group, Inc.* 42 1,282
FRP Holdings, Inc.* 15 827
Kennedy-Wilson Holdings, Inc. 272 3,087
Marcus & Millichap, Inc. 54 1,858
Maui Land & Pineapple Co.,
Inc.* 17 254
Newmark Group, Inc., Class
a
A 312 2,568
Opendoor Technologies, Inc.* 1,239 3,729
RE/MAX Holdings, Inc., Class
a
A 40 368
Redfin Corp.* 241 1,680
RMR Group, Inc. (The), Class
a
A 35 834
St Joe Co. (The) 78 4,012
Stratus Properties, Inc.* 13 365
Tejon Ranch Co.* 48 758
Transcontinental Realty
Investors, Inc.* 4 132
36,373
Residential REITs — 0.1%
Apartment Investment and
Management Co., Class
a
A,
REIT* 337 2,322
BRT Apartments Corp., REIT 27 491
Centerspace, REIT 34 1,814
Clipper Realty, Inc., REIT 26 133
Elme Communities, REIT 200 2,628
Independence Realty Trust, Inc.,
REIT 512 6,973
NexPoint Residential Trust, Inc.,
REIT 51 1,553
UMH Properties, Inc., REIT 127 1,793
Veris Residential, Inc., REIT 180 2,608
20,315
Retail REITs — 0.2%
Acadia Realty Trust, REIT 212 3,205
Alexander's, Inc., REIT 5 920
CBL & Associates Properties,
Inc., REIT 61 1,433
Getty Realty Corp., REIT 102 3,002
InvenTrust Properties Corp.,
REIT 154 3,714
Investments Shares
Common Stocks (continued)
Kite Realty Group Trust, REIT 494 $ 10,433
Macerich Co. (The), REIT 491 5,632
NETSTREIT Corp., REIT 153 2,353
Phillips Edison & Co., Inc., REIT 268 9,444
Retail Opportunity Investments
Corp., REIT 279 3,591
RPT Realty, REIT 195 2,266
Saul Centers, Inc., REIT 26 961
SITE Centers Corp., REIT 433 5,711
Tanger, Inc., REIT 232 5,791
Urban Edge Properties, REIT 261 4,372
Whitestone REIT, REIT 110 1,206
64,034
Semiconductors & Semiconductor Equipment — 0.5%
ACM Research, Inc., Class
a
A* 109 1,814
Aehr Test Systems* 59 1,355
Alpha & Omega Semiconductor
Ltd.* 53 1,134
Ambarella, Inc.* 86 5,049
Amkor Technology, Inc. 233 6,564
Atomera, Inc.* 48 331
Axcelis Technologies, Inc.* 74 9,197
CEVA, Inc.* 53 1,153
Cohu, Inc.* 106 3,363
Credo Technology Group
Holding Ltd.* 221 3,958
Diodes, Inc.* 103 6,841
FormFactor, Inc.* 175 6,576
Ichor Holdings Ltd.* 65 1,698
Impinj, Inc.* 52 4,347
indie Semiconductor, Inc.,
Class
a
A* 313 2,335
inTEST Corp.* 24 314
Kulicke & Soffa Industries, Inc. 126 6,491
MACOM Technology Solutions
Holdings, Inc.* 123 10,330
Maxeon Solar Technologies
Ltd.* 67 277
MaxLinear, Inc., Class
a
A* 169 3,165
Navitas Semiconductor Corp.,
Class
a
A* 248 1,721
NVE Corp. 11 788
Onto Innovation, Inc.* 111 15,652
PDF Solutions, Inc.* 70 2,099
Photronics, Inc.* 139 2,937
Power Integrations, Inc. 129 9,857
Rambus, Inc.* 248 16,782
Semtech Corp.* 145 2,374
Silicon Laboratories, Inc.* 72 7,587
SiTime Corp.* 39 4,313
SkyWater Technology, Inc.* 40 282
SMART Global Holdings, Inc.* 110 1,833
Synaptics, Inc.* 90 9,112
Transphorm, Inc.* 64 198
Ultra Clean Holdings, Inc.* 101 2,741
Veeco Instruments, Inc.* 115 3,281
157,849

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
19
HDG
::
Investments Shares
Common Stocks (continued)
Software — 0.9%
8x8, Inc.* 264 $ 816
A10 Networks, Inc. 160 1,998
ACI Worldwide, Inc.* 246 6,578
Adeia, Inc. 243 2,233
Agilysys, Inc.* 45 3,874
Alarm.com Holdings, Inc.* 109 5,938
Alkami Technology, Inc.* 90 2,049
Altair Engineering, Inc., Class
a
A* 122 8,840
American Software, Inc.,
Class
a
A 73 725
Amplitude, Inc., Class
a
A* 154 1,640
Appfolio, Inc., Class
a
A* 44 8,327
Appian Corp., Class
a
A* 93 3,370
Applied Digital Corp.* 157 733
Asana, Inc., Class
a
A* 180 3,782
Aurora Innovation, Inc.* 756 1,656
AvePoint, Inc.* 348 2,850
Bit Digital, Inc.* 164 423
Blackbaud, Inc.* 99 7,449
BlackLine, Inc.* 128 7,405
Box, Inc., Class
a
A* 320 8,374
Braze, Inc., Class
a
A* 119 6,538
C3.ai, Inc., Class
a
A* 137 3,989
Cerence, Inc.* 92 1,591
Cipher Mining, Inc.* 94 260
Cleanspark, Inc.* 251 1,566
Clear Secure, Inc., Class
a
A 189 4,031
CommVault Systems, Inc.* 100 7,358
Consensus Cloud Solutions,
Inc.* 44 811
CoreCard Corp.* 16 208
CS Disco, Inc.* 51 303
CXApp, Inc.* 4 6
Digimarc Corp.* 32 1,069
Digital Turbine, Inc.* 217 1,009
Domo, Inc., Class
a
B* 71 674
E2open Parent Holdings, Inc.* 386 1,405
Ebix, Inc. 60 236
eGain Corp.* 49 373
Enfusion, Inc., Class
a
A* 86 880
EngageSmart, Inc.* 110 2,509
Envestnet, Inc.* 114 4,335
Everbridge, Inc.* 92 1,873
EverCommerce, Inc.* 53 494
Expensify, Inc., Class
a
A* 125 291
Freshworks, Inc., Class
a
A* 368 7,367
Instructure Holdings, Inc.* 44 1,151
Intapp, Inc.* 50 1,875
InterDigital, Inc. 61 6,095
Jamf Holding Corp.* 159 2,619
Kaltura, Inc.* 188 322
LivePerson, Inc.* 163 463
LiveRamp Holdings, Inc.* 149 4,941
LiveVox Holdings, Inc.* 51 188
Marathon Digital Holdings, Inc.* 388 4,644
Matterport, Inc.* 569 1,434
MeridianLink, Inc.* 60 1,141
MicroStrategy, Inc., Class
a
A* 25 12,458
Investments Shares Value
Common Stocks (continued)
Mitek Systems, Inc.* 97 $ 1,095
Model N, Inc.* 85 1,951
N-able, Inc.* 159 1,894
NextNav, Inc.* 124 491
Olo, Inc., Class
a
A* 235 1,260
ON24, Inc. 74 563
OneSpan, Inc.* 91 913
PagerDuty, Inc.* 201 4,382
PowerSchool Holdings, Inc.,
Class
a
A* 127 2,962
Progress Software Corp. 99 5,332
PROS Holdings, Inc.* 101 3,692
Q2 Holdings, Inc.* 129 4,582
Qualys, Inc.* 84 15,527
Rapid7, Inc.* 136 7,364
Red Violet, Inc.* 25 523
Rimini Street, Inc.* 119 374
Riot Platforms, Inc.* 387 4,857
Sapiens International Corp. NV 70 1,801
SEMrush Holdings, Inc.,
Class
a
A* 71 775
SolarWinds Corp.* 116 1,344
SoundHound AI, Inc.* 313 670
SoundThinking, Inc.* 22 490
Sprinklr, Inc., Class
a
A* 234 3,669
Sprout Social, Inc., Class
a
A* 108 6,145
SPS Commerce, Inc.* 83 14,299
Tenable Holdings, Inc.* 259 10,720
Terawulf, Inc.* 307 356
Varonis Systems, Inc., Class
a
B* 247 10,347
Verint Systems, Inc.* 142 3,489
Veritone, Inc.* 59 122
Viant Technology, Inc., Class
a
A* 33 209
Weave Communications, Inc.* 74 699
Workiva, Inc., Class
a
A* 111 10,675
Xperi, Inc.* 97 1,001
Yext, Inc.* 243 1,611
Zeta Global Holdings Corp.,
Class
a
A* 312 2,549
Zuora, Inc., Class
a
A* 294 2,681
296,981
Specialized REITs — 0.1%
Farmland Partners, Inc., REIT 109 1,349
Four Corners Property Trust,
Inc., REIT 197 4,529
Gladstone Land Corp., REIT 76 1,091
Outfront Media, Inc., REIT 335 4,097
PotlatchDeltic Corp., REIT 180 8,251
Safehold, Inc., REIT 99 1,949
Uniti Group, Inc., REIT 541 2,992
24,258
Specialty Retail — 0.4%
1-800-Flowers.com, Inc.,
Class
a
A* 59 521
Aaron's Co., Inc. (The) 70 617
Abercrombie & Fitch Co.,
Class
a
A* 111 8,425

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
20
HDG
::
Investments Shares Value
Common Stocks (continued)
Academy Sports & Outdoors,
Inc. 170 $ 8,648
American Eagle Outfitters, Inc. 415 7,897
America's Car-Mart, Inc.* 14 1,118
Arko Corp. 187 1,399
Asbury Automotive Group, Inc.* 47 9,862
BARK, Inc.* 303 249
Beyond, Inc.* 102 1,960
Big 5 Sporting Goods Corp. 49 291
Boot Barn Holdings, Inc.* 68 4,983
Buckle, Inc. (The) 69 2,661
Build-A-Bear Workshop, Inc. 30 733
Caleres, Inc. 79 2,398
Camping World Holdings, Inc.,
Class
a
A 95 2,008
CarParts.com, Inc.* 121 370
Carvana Co., Class
a
A* 218 6,828
Cato Corp. (The), Class
a
A 39 270
Chico's FAS, Inc.* 273 2,058
Children's Place, Inc. (The)* 27 614
Designer Brands, Inc., Class
a
A 112 1,304
Destination XL Group, Inc.* 132 499
Duluth Holdings, Inc., Class
a
B* 31 155
Envela Corp.* 17 74
EVgo, Inc., Class
a
A* 232 724
Foot Locker, Inc. 186 5,009
Genesco, Inc.* 27 1,009
Group 1 Automotive, Inc. 32 9,027
GrowGeneration Corp.* 134 356
Guess?, Inc. 65 1,431
Haverty Furniture Cos., Inc. 33 1,034
Hibbett, Inc. 29 1,814
J Jill, Inc.* 10 295
Lands' End, Inc.* 34 240
Lazydays Holdings, Inc.* 29 200
Leslie's, Inc.* 403 1,987
MarineMax, Inc.* 49 1,462
Monro, Inc. 71 2,053
National Vision Holdings, Inc.* 176 3,247
ODP Corp. (The)* 75 3,416
OneWater Marine, Inc., Class
a
A* 26 698
PetMed Express, Inc. 47 326
Rent the Runway, Inc., Class
a
A* 111 60
Revolve Group, Inc., Class
a
A* 93 1,239
Sally Beauty Holdings, Inc.* 244 2,359
Shoe Carnival, Inc. 41 996
Signet Jewelers Ltd. 101 8,300
Sleep Number Corp.* 48 487
Sonic Automotive, Inc., Class
a
A 36 1,846
Sportsman's Warehouse
Holdings, Inc.* 86 415
Stitch Fix, Inc., Class
a
A* 194 726
ThredUp, Inc., Class
a
A* 163 318
Tile Shop Holdings, Inc.* 65 439
Tilly's, Inc., Class
a
A* 51 422
Torrid Holdings, Inc.* 27 104
Upbound Group, Inc. 125 3,637
Urban Outfitters, Inc.* 145 5,177
Warby Parker, Inc., Class
a
A* 192 1,999
Winmark Corp. 6 2,580
Investments Shares Value
Common Stocks (continued)
Zumiez, Inc.* 36 $ 680
132,054
Technology Hardware, Storage & Peripherals — 0.1%
CompoSecure, Inc.* 37 185
Corsair Gaming, Inc.* 84 1,084
CPI Card Group, Inc.* 10 178
Eastman Kodak Co.* 129 467
Immersion Corp. 71 460
Intevac, Inc.* 58 216
IonQ, Inc.* 365 4,464
Super Micro Computer, Inc.* 105 28,714
Turtle Beach Corp.* 35 396
Xerox Holdings Corp. 261 3,651
39,815
Textiles, Apparel & Luxury Goods — 0.1%
Allbirds, Inc., Class
a
A* 216 195
Figs, Inc., Class
a
A* 290 2,106
Fossil Group, Inc.* 109 120
G-III Apparel Group Ltd.* 94 2,705
Hanesbrands, Inc.* 799 2,908
Kontoor Brands, Inc. 128 7,036
Movado Group, Inc. 35 915
Oxford Industries, Inc. 34 3,075
Rocky Brands, Inc. 16 462
Steven Madden Ltd. 171 6,484
Vera Bradley, Inc.* 60 451
Wolverine World Wide, Inc. 176 1,508
27,965
Tobacco — 0.0%(a)
Ispire Technology, Inc.* 6 62
Turning Point Brands, Inc. 39 891
Universal Corp. 55 3,094
Vector Group Ltd. 330 3,534
7,581
Trading Companies & Distributors — 0.3%
Alta Equipment Group, Inc. 52 496
Applied Industrial Technologies,
Inc. 88 14,086
Beacon Roofing Supply, Inc.* 122 9,804
BlueLinx Holdings, Inc.* 20 1,757
Boise Cascade Co. 90 9,837
Custom Truck One Source, Inc.* 129 749
Distribution Solutions Group,
Inc.* 21 535
DXP Enterprises, Inc.* 32 937
EVI Industries, Inc. 11 285
FTAI Aviation Ltd. 226 9,313
GATX Corp. 81 8,829
Global Industrial Co. 30 1,068
GMS, Inc.* 93 6,291
H&E Equipment Services, Inc. 73 3,235
Herc Holdings, Inc. 64 7,914
Hudson Technologies, Inc.* 99 1,223
Karat Packaging, Inc. 13 280
McGrath RentCorp 56 5,695

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
21
HDG
::
Investments Shares Value
Common Stocks (continued)
MRC Global, Inc.* 190 $ 1,965
NOW, Inc.* 242 2,413
Rush Enterprises, Inc., Class
a
A 141 5,593
Rush Enterprises, Inc., Class
a
B 21 916
Textainer Group Holdings Ltd. 95 4,677
Titan Machinery, Inc.* 47 1,074
Transcat, Inc.* 17 1,666
Willis Lease Finance Corp.* 7 320
Xometry, Inc., Class
a
A* 77 1,885
102,843
Water Utilities — 0.1%
American States Water Co. 84 6,712
Artesian Resources Corp.,
Class
a
A 21 883
Cadiz, Inc.* 92 251
California Water Service Group 131 6,625
Consolidated Water Co. Ltd.,
Class
a
D 34 1,227
Global Water Resources, Inc. 26 317
Middlesex Water Co. 40 2,556
Pure Cycle Corp.* 44 440
SJW Group 72 4,726
York Water Co. (The) 32 1,218
24,955
Wireless Telecommunication Services — 0.0%(a)
Gogo, Inc.* 150 1,505
Spok Holdings, Inc. 40 670
Telephone and Data Systems,
Inc. 225 4,433
Tingo Group, Inc.* 277 191
6,799
Total Common Stocks
(Cost $4,617,917)
5,113,487
Number of
Rights
Rights — 0.0%
Biotechnology — 0.0%
Aduro Biotech, Inc., CVR*(c)
(d)(e) 39 —
Chinook Therape, CVR* 118 —
Tobira Therapeutics, Inc.,
CVR*(c)(d) 10 —
TOTAL Rights
(Cost $99) —
Shares
Securities Lending Reinvestments (f) — 0.0% (a)
Investment Companies — 0.0% (a)
Invesco Government & Agency Portfolio,
Institutional Class 5.28% (g)
(Cost $44) 44 44
Investments
Principal
Amount Value
Short-Term Investments — 81.4%
Repurchase Agreements (h) — 14.9%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $4,835,016
(Cost $4,834,304) $ 4,834,304 $ 4,834,304
U.S. Treasury Obligations — 66.5%
U.S. Treasury Bills
5.34%, 2/1/2024 (i) (Cost
$21,527,784)
21,725,000 21,541,155
Total Short-Term Investments
(Cost $26,362,088) 26,375,459
Total Investments — 97.2%
(Cost $30,980,148) 31,488,990
Other assets less liabilities — 2.8% 900,658
Net Assets — 100.0% $ 32,389,648
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(c) Security fair valued as of November 30, 2023 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2023 amounted to $0,
which represents approximately 0.00% of net assets of the
Fund.
(d) Illiquid security.
(e) The security or a portion of this security is on loan at November
30, 2023. The total value of securities on loan at November 30,
2023 was $0, collateralized in the form of cash with a value of
$44 that was reinvested in the securities shown in the Securities
Lending Reinvestment section of the Schedule of Portfolio
Investments.
(f) The security was purchased with cash collateral held from securities on loan at November 30, 2023. The total value of
securities purchased was $44.
(g) Rate shown is the 7-day yield as of November 30, 2023.
(h) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(i) The rate shown was the current yield as of November 30, 2023.
Abbreviations
CVR Contingent Value Rights - No defined expiration
REIT Real Estate Investment Trust

See accompanying notes to the financial statements.
HEDGE REPLICATION ETF :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
22
HDG
::
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 1,380,212
Aggregate gross unrealized depreciation (969,534)
Net unrealized appreciation $ 410,678
Federal income tax cost $ 31,391,744
Futures Contracts Sold
Hedge Replication ETF had the following open short futures contracts as of November 30, 2023:
Number of
Contracts
A
Expiration Date
A
Trading
Currency
A
Notional Amount
A
Value and
Unrealized
Depreciation
A
E-Mini Euro 47 12/18/2023 U.S. Dollar $ 3,199,525 $ (34,163)
Swap Agreements
a
Hedge Replication ETF had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
244,565 3/6/2025
Morgan
Stanley & Co.
International plc 5.78%
iShares
®
MSCI
Emerging
Markets ETFf
(6,234) — 6,234 —
(1,895,637) 11/14/2024
Societe
Generale (5.68)%
S&P 500
®
Total
Return Index
(185,999)
28,944 11/14/2024
Societe
Generale 5.88%
Russell 2000
®
Total Return
Index
(7,417)
1,032,833 3/6/2024
Societe
Generale 5.28%
iShares
®
MSCI
Emerging
Markets ETFf
73,867
3,086,238 11/14/2024
Societe
Generale 6.03%
iShares
®
MSCI
EAFE ETFf
(27,929)
2,252,378 (147,478) — 147,478 —
52,462 11/7/2024 UBS AG 5.33%
Russell 2000
®
Total Return
Index
(3,469)
501,258 11/6/2025 UBS AG 5.13%
iShares
®
MSCI
Emerging
Markets ETFf
8,189
1,074,458 4/8/2024 UBS AG 5.53%
iShares
®
MSCI
EAFE ETFf
496,587
1,628,178 501,307 (445,820) — 55,487
4,125,121 347,595
Total Unrealized
Appreciation
578,643
Total Unrealized
Depreciation
(231,048)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: HEDGE REPLICATION ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
23
HDG
::
f In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

LARGE CAP CORE PLUS :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
24
CSM
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks (a) — 93.9%
Aerospace & Defense — 1.7%
Boeing Co. (The)* 5,835 $ 1,351,561
Howmet Aerospace, Inc. 25,141 1,322,416
Huntington Ingalls Industries,
Inc. 5,035 1,193,396
Lockheed Martin Corp. 4,109 1,839,887
Textron, Inc. 15,292 1,172,285
6,879,545
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. 12,723 1,043,922
Automobile Components — 0.5%
Aptiv plc* 16,773 1,389,475
BorgWarner, Inc. 23,660 797,106
2,186,581
Automobiles — 1.5%
Ford Motor Co. 67,869 696,336
General Motors Co. 43,971 1,389,484
Tesla, Inc.* 15,493 3,719,559
5,805,379
Banks — 2.6%
Bank of America Corp. 43,474 1,325,522
Citizens Financial Group, Inc. 31,685 864,050
Comerica, Inc. 14,335 648,229
Fifth Third Bancorp 38,074 1,102,242
Huntington Bancshares, Inc. 77,835 876,422
JPMorgan Chase & Co. 14,682 2,291,567
M&T Bank Corp. 9,359 1,199,543
Regions Financial Corp. 8,873 148,002
Truist Financial Corp. 12,191 391,819
Wells Fargo & Co. 10,585 471,985
Zions Bancorp NA 22,999 819,454
10,138,835
Beverages — 0.9%
Coca-Cola Co. (The) 13,990 817,576
Molson Coors Beverage Co.,
Class
a
B 19,736 1,214,553
Monster Beverage Corp.* 14,237 785,171
PepsiCo, Inc. 5,038 847,845
3,665,145
Biotechnology — 1.5%
AbbVie, Inc. 13,805 1,965,694
Biogen, Inc.* 2,467 577,475
Gilead Sciences, Inc. 18,089 1,385,618
Incyte Corp.* 15,433 838,629
Vertex Pharmaceuticals, Inc.* 2,975 1,055,560
5,822,976
Broadline Retail — 2.4%
Amazon.com, Inc.* 60,201 8,794,764
eBay, Inc. 13,867 568,686
9,363,450
Investments Shares Value
Common Stocks (a) (continued)
Building Products — 0.5%
Allegion plc 3,823 $ 405,582
Trane Technologies plc 6,549 1,476,210
1,881,792
Capital Markets — 2.6%
Bank of New York Mellon Corp.
(The) 22,970 1,109,910
Charles Schwab Corp. (The) 2,671 163,786
CME Group, Inc. 7,679 1,676,786
Franklin Resources, Inc. 35,326 876,085
Goldman Sachs Group, Inc.
(The) 5,763 1,968,295
Invesco Ltd. 37,506 535,211
MarketAxess Holdings, Inc. 1,954 469,195
MSCI, Inc., Class
a
A 1,151 599,498
Nasdaq, Inc. 23,391 1,306,153
State Street Corp. 18,614 1,355,472
10,060,391
Chemicals — 1.2%
Air Products and Chemicals,
Inc. 4,419 1,195,561
Albemarle Corp. 7,660 928,928
Celanese Corp., Class
a
A 5,883 815,737
Eastman Chemical Co. 13,934 1,168,087
Linde plc 813 336,395
PPG Industries, Inc. 3,184 452,096
4,896,804
Commercial Services & Supplies — 0.6%
Republic Services, Inc., Class
a
A 8,439 1,365,768
Rollins, Inc. 25,029 1,019,681
2,385,449
Communications Equipment — 1.2%
Arista Networks, Inc.* 4,358 957,496
Cisco Systems, Inc. 45,100 2,181,938
Juniper Networks, Inc. 32,930 936,858
Motorola Solutions, Inc. 2,372 765,848
4,842,140
Consumer Finance — 0.4%
Capital One Financial Corp. 6,597 736,621
Synchrony Financial 22,157 717,001
1,453,622
Consumer Staples Distribution & Retail — 1.5%
Costco Wholesale Corp. 1,384 820,352
Kroger Co. (The) 29,624 1,311,455
Sysco Corp. 10,043 724,803
Target Corp. 13,299 1,779,539
Walgreens Boots Alliance, Inc. 33,141 660,832
Walmart, Inc. 4,128 642,688
5,939,669
Containers & Packaging — 0.7%
International Paper Co. 29,997 1,108,089

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: LARGE CAP CORE PLUS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
25
CSM
::
Investments Shares Value
Common Stocks (a) (continued)
Packaging Corp. of America 5,679 $ 954,129
Westrock Co. 16,371 673,994
2,736,212
Distributors — 0.3%
Genuine Parts Co. 5,401 717,145
LKQ Corp. 12,196 543,088
1,260,233
Diversified Telecommunication Services — 0.2%
AT&T, Inc. 41,007 679,486
Verizon Communications, Inc. 5,832 223,541
903,027
Electric Utilities — 2.0%
Alliant Energy Corp. 16,088 813,570
Edison International 15,469 1,036,268
Entergy Corp. 9,720 985,705
Evergy, Inc. 5,701 290,979
Eversource Energy 19,332 1,148,514
FirstEnergy Corp. 11,792 435,597
PG&E Corp.* 70,109 1,203,772
Pinnacle West Capital Corp. 7,134 534,622
Xcel Energy, Inc. 21,160 1,287,374
7,736,401
Electrical Equipment — 0.7%
AMETEK, Inc. 9,002 1,397,381
Eaton Corp. plc 2,548 580,154
Emerson Electric Co. 5,119 455,079
Rockwell Automation, Inc. 655 180,413
2,613,027
Electronic Equipment, Instruments & Components — 0.9%
Amphenol Corp., Class
a
A 16,678 1,517,531
Keysight Technologies, Inc.* 9,531 1,295,167
TE Connectivity Ltd. 2,871 376,101
Teledyne Technologies, Inc.* 357 143,857
Trimble, Inc.* 3,220 149,408
3,482,064
Energy Equipment & Services — 1.1%
Baker Hughes Co., Class
a
A 39,504 1,333,260
Halliburton Co. 35,304 1,307,307
Schlumberger NV 31,016 1,614,073
4,254,640
Entertainment — 0.6%
Electronic Arts, Inc. 5,312 733,109
Netflix, Inc.* 3,195 1,514,334
Walt Disney Co. (The)* 2,351 217,914
2,465,357
Financial Services — 3.3%
Berkshire Hathaway, Inc.,
Class
a
B* 16,568 5,964,480
Jack Henry & Associates, Inc. 3,524 559,224
Mastercard, Inc., Class
a
A 3,481 1,440,542
PayPal Holdings, Inc.* 10,995 633,422
Investments Shares Value
Common Stocks (a) (continued)
Visa, Inc., Class
a
A 16,310 $ 4,186,451
12,784,119
Food Products — 2.6%
Archer-Daniels-Midland Co. 16,841 1,241,687
Bunge Global SA 11,128 1,222,633
Campbell Soup Co. 17,049 685,029
Conagra Brands, Inc. 37,055 1,048,286
Hershey Co. (The) 5,807 1,091,251
Hormel Foods Corp. 8,987 274,912
J M Smucker Co. (The) 7,280 798,834
Kellanova 14,318 752,268
Kraft Heinz Co. (The) 13,572 476,513
Lamb Weston Holdings, Inc. 12,518 1,252,176
Tyson Foods, Inc., Class
a
A 25,490 1,193,952
10,037,541
Gas Utilities — 0.3%
Atmos Energy Corp. 8,914 1,014,502
Ground Transportation — 0.5%
CSX Corp. 34,544 1,115,771
Norfolk Southern Corp. 4,378 955,105
2,070,876
Health Care Equipment & Supplies — 2.9%
Abbott Laboratories 8,784 916,083
Align Technology, Inc.* 2,650 566,570
Baxter International, Inc. 11,108 400,777
Dexcom, Inc.* 6,135 708,715
GE HealthCare Technologies,
Inc. 12,007 821,999
Hologic, Inc.* 5,731 408,620
IDEXX Laboratories, Inc.* 3,136 1,460,812
Insulet Corp.* 4,259 805,334
Intuitive Surgical, Inc.* 6,493 2,018,284
Medtronic plc 14,063 1,114,774
ResMed, Inc. 5,271 831,395
Stryker Corp. 2,254 667,928
Teleflex, Inc. 2,646 597,176
11,318,467
Health Care Providers & Services — 3.9%
Cardinal Health, Inc. 12,477 1,336,037
Cencora, Inc. 6,727 1,368,070
Centene Corp.* 19,474 1,434,844
Cigna Group (The) 5,782 1,519,972
CVS Health Corp. 24,435 1,660,358
Elevance Health, Inc. 2,813 1,348,806
HCA Healthcare, Inc. 3,700 926,776
Humana, Inc. 2,212 1,072,510
McKesson Corp. 3,340 1,571,671
UnitedHealth Group, Inc. 4,839 2,675,822
Universal Health Services, Inc.,
Class
a
B 2,592 356,348
15,271,214

See accompanying notes to the financial statements.
LARGE CAP CORE PLUS :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
26
CSM
::
Investments Shares Value
Common Stocks (a) (continued)
Health Care REITs — 0.2%
Welltower, Inc., REIT 8,845 $ 788,089
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc.,
REIT 70,097 1,224,595
Hotels, Restaurants & Leisure — 2.7%
Airbnb, Inc., Class
a
A* 12,438 1,571,417
Caesars Entertainment, Inc.* 24,450 1,093,404
Carnival Corp.* 91,918 1,384,285
Darden Restaurants, Inc. 5,637 882,021
Expedia Group, Inc.* 1,330 181,120
Hilton Worldwide Holdings, Inc. 8,843 1,481,379
Las Vegas Sands Corp. 24,918 1,149,218
Marriott International, Inc.,
Class
a
A 3,183 645,194
McDonald's Corp. 2,045 576,363
MGM Resorts International 21,844 861,527
Norwegian Cruise Line Holdings
Ltd.* 24,646 376,345
Wynn Resorts Ltd. 4,109 346,882
10,549,155
Household Durables — 1.2%
DR Horton, Inc. 11,122 1,419,946
Lennar Corp., Class
a
A 10,282 1,315,273
PulteGroup, Inc. 14,878 1,315,513
Whirlpool Corp. 7,420 808,038
4,858,770
Household Products — 1.0%
Church & Dwight Co., Inc. 2,627 253,847
Clorox Co. (The) 9,123 1,307,782
Kimberly-Clark Corp. 5,223 646,242
Procter & Gamble Co. (The) 10,628 1,631,610
3,839,481
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The) 59,962 1,031,946
Industrial Conglomerates — 0.9%
3M Co. 14,730 1,459,301
General Electric Co. 16,698 2,033,816
3,493,117
Industrial REITs — 0.4%
Prologis, Inc., REIT 13,297 1,528,224
Insurance — 3.3%
Allstate Corp. (The) 10,309 1,421,302
Arch Capital Group Ltd.* 15,648 1,309,581
Assurant, Inc. 7,177 1,205,880
Brown & Brown, Inc. 16,844 1,258,921
Cincinnati Financial Corp. 11,898 1,222,995
Everest Group Ltd. 3,159 1,296,927
Investments Shares Value
Common Stocks (a) (continued)
Hartford Financial Services
Group, Inc. (The) 16,037 $ 1,253,452
Loews Corp. 18,044 1,268,313
MetLife, Inc. 6,742 428,993
Prudential Financial, Inc. 12,240 1,196,827
Travelers Cos., Inc. (The) 2,920 527,410
Willis Towers Watson plc 2,232 549,742
12,940,343
Interactive Media & Services — 3.4%
Alphabet, Inc., Class
a
A* 35,457 4,699,116
Alphabet, Inc., Class
a
C* 29,086 3,895,197
Match Group, Inc.* 14,865 481,329
Meta Platforms, Inc., Class
a
A* 12,970 4,243,135
13,318,777
IT Services — 1.0%
Accenture plc, Class
a
A 3,144 1,047,392
Akamai Technologies, Inc.* 1,436 165,901
Cognizant Technology Solutions
Corp., Class
a
A 10,397 731,741
EPAM Systems, Inc.* 3,357 866,744
VeriSign, Inc.* 5,812 1,233,306
4,045,084
Life Sciences Tools & Services — 2.0%
Agilent Technologies, Inc. 11,932 1,524,910
Bio-Techne Corp. 4,195 263,865
Charles River Laboratories
International, Inc.* 4,497 886,269
Danaher Corp. 2,757 615,666
IQVIA Holdings, Inc.* 5,418 1,159,994
Mettler-Toledo International,
Inc.* 1,205 1,315,776
Thermo Fisher Scientific, Inc. 827 409,993
Waters Corp.* 1,519 426,247
West Pharmaceutical Services,
Inc. 3,656 1,282,378
7,885,098
Machinery — 3.0%
Caterpillar, Inc. 1,390 348,501
Cummins, Inc. 4,643 1,040,775
Deere & Co. 686 249,985
IDEX Corp. 6,180 1,246,382
Ingersoll Rand, Inc. 18,427 1,316,241
Otis Worldwide Corp. 4,781 410,162
PACCAR, Inc. 16,348 1,501,073
Parker-Hannifin Corp. 2,546 1,102,876
Pentair plc 16,514 1,065,814
Snap-on, Inc. 4,470 1,227,864
Stanley Black & Decker, Inc. 10,620 965,358
Xylem, Inc. 11,119 1,168,941
11,643,972
Media — 1.0%
Comcast Corp., Class
a
A 15,258 639,158
Fox Corp., Class
a
A 25,682 758,646
Interpublic Group of Cos., Inc.
(The) 18,091 556,117

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: LARGE CAP CORE PLUS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
27
CSM
::
Investments Shares Value
Common Stocks (a) (continued)
News Corp., Class
a
A 52,767 $ 1,162,985
Omnicom Group, Inc. 11,811 952,321
4,069,227
Metals & Mining — 0.2%
Nucor Corp. 2,693 457,729
Steel Dynamics, Inc. 2,403 286,270
743,999
Multi-Utilities — 1.4%
CenterPoint Energy, Inc. 36,907 1,043,361
Consolidated Edison, Inc. 8,605 775,396
Dominion Energy, Inc. 15,177 688,125
DTE Energy Co. 8,569 892,119
NiSource, Inc. 35,662 914,374
Public Service Enterprise Group,
Inc. 21,269 1,327,824
5,641,199
Oil, Gas & Consumable Fuels — 2.5%
Chevron Corp. 7,013 1,007,067
Devon Energy Corp. 3,063 137,743
Diamondback Energy, Inc. 2,817 434,973
Exxon Mobil Corp. 20,987 2,156,204
Kinder Morgan, Inc. 22,090 388,121
ONEOK, Inc. 20,783 1,430,910
Phillips 66 10,152 1,308,491
Targa Resources Corp. 14,676 1,327,444
Williams Cos., Inc. (The) 39,835 1,465,530
9,656,483
Passenger Airlines — 0.9%
American Airlines Group, Inc.*(b) 94,845 1,178,923
Delta Air Lines, Inc. 27,828 1,027,688
United Airlines Holdings, Inc.* 30,807 1,213,796
3,420,407
Personal Care Products — 0.0%(c)
Kenvue, Inc. 7,597 155,283
Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co. 36,027 1,779,013
Eli Lilly & Co. 3,949 2,334,017
Johnson & Johnson 12,368 1,912,835
Merck & Co., Inc. 10,677 1,094,179
Pfizer, Inc. 30,178 919,523
Viatris, Inc. 126,176 1,158,296
Zoetis, Inc., Class
a
A 4,134 730,354
9,928,217
Professional Services — 1.1%
Automatic Data Processing, Inc. 2,218 509,963
Broadridge Financial Solutions,
Inc. 1,145 221,924
Ceridian HCM Holding, Inc.* 15,386 1,060,095
Jacobs Solutions, Inc. 1,020 129,724
Leidos Holdings, Inc. 8,733 937,226
Paychex, Inc. 2,400 292,728
Investments Shares Value
Common Stocks (a) (continued)
Paycom Software, Inc. 6,822 $ 1,239,284
4,390,944
Residential REITs — 2.0%
AvalonBay Communities, Inc.,
REIT 7,429 1,284,771
Camden Property Trust, REIT 10,592 956,034
Equity Residential, REIT 22,259 1,265,202
Essex Property Trust, Inc., REIT 4,378 934,528
Invitation Homes, Inc., REIT 38,608 1,287,963
Mid-America Apartment
Communities, Inc., REIT 8,384 1,043,640
UDR, Inc., REIT 29,637 989,876
7,762,014
Retail REITs — 0.2%
Federal Realty Investment Trust,
REIT 3,061 292,601
Simon Property Group, Inc.,
REIT 3,972 496,063
788,664
Semiconductors & Semiconductor Equipment — 5.2%
Advanced Micro Devices, Inc.* 2,377 287,997
Analog Devices, Inc. 2,617 479,906
Applied Materials, Inc. 2,680 401,410
Broadcom, Inc. 3,463 3,205,803
Enphase Energy, Inc.* 6,570 663,701
First Solar, Inc.* 2,770 437,051
Intel Corp. 7,773 347,453
Microchip Technology, Inc. 16,337 1,363,159
NVIDIA Corp. 16,624 7,775,045
NXP Semiconductors NV 7,193 1,467,947
ON Semiconductor Corp.* 13,429 957,891
Qorvo, Inc.* 5,156 497,554
Skyworks Solutions, Inc. 13,514 1,309,912
SolarEdge Technologies, Inc.* 3,133 248,698
Texas Instruments, Inc. 5,447 831,811
20,275,338
Software — 9.0%
Adobe, Inc.* 1,513 924,458
ANSYS, Inc.* 3,875 1,136,770
Autodesk, Inc.* 4,948 1,080,792
Cadence Design Systems, Inc.* 6,207 1,696,187
Fortinet, Inc.* 26,266 1,380,541
Gen Digital, Inc. 31,152 687,836
Intuit, Inc. 1,845 1,054,344
Microsoft Corp. 51,400 19,475,974
Oracle Corp. 10,042 1,166,981
Palo Alto Networks, Inc.* 5,583 1,647,487
PTC, Inc.* 3,835 603,475
Salesforce, Inc.* 10,887 2,742,435
ServiceNow, Inc.* 1,482 1,016,267
Synopsys, Inc.* 1,070 581,256
35,194,803
Specialized REITs — 0.8%
Public Storage, REIT 5,055 1,308,031

See accompanying notes to the financial statements.
LARGE CAP CORE PLUS :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
28
CSM
::
Investments Shares Value
Common Stocks (a) (continued)
VICI Properties, Inc., Class
a
A,
REIT 25,938 $ 775,287
Weyerhaeuser Co., REIT 37,014 1,160,389
3,243,707
Specialty Retail — 1.2%
Best Buy Co., Inc. 14,049 996,636
Home Depot, Inc. (The) 4,145 1,299,416
Lowe's Cos., Inc. 695 138,187
TJX Cos., Inc. (The) 20,453 1,802,114
Ulta Beauty, Inc.* 1,182 503,520
4,739,873
Technology Hardware, Storage & Peripherals — 5.6%
Apple, Inc. 101,808 19,338,429
Hewlett Packard Enterprise Co. 71,302 1,205,717
HP, Inc. 17,302 507,641
Seagate Technology Holdings
plc 13,761 1,088,495
22,140,282
Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class
a
B 7,289 803,758
Ralph Lauren Corp., Class
a
A 8,741 1,130,911
Tapestry, Inc. 12,859 407,244
2,341,913
Tobacco — 0.0%(c)
Philip Morris International, Inc. 1,519 141,814
Trading Companies & Distributors — 0.2%
United Rentals, Inc. 1,560 742,591
Wireless Telecommunication Services — 0.4%
T-Mobile US, Inc. 11,214 1,687,146
Total Common Stocks
(Cost $307,676,269)
368,523,935
Principal
Amount Value
Short-Term Investments — 1.6%
Repurchase Agreements (d) — 1.6%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $6,215,193
(Cost $6,214,278) $ 6,214,278 6,214,278
Total Investments — 95.5%
(Cost $313,890,547) 374,738,213
Other assets less liabilities — 4.5% 17,750,469
Net Assets — 100.0% $ 392,488,682
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $22,088,141.
(b) The security or a portion of this security is on loan at November
30, 2023. The total value of securities on loan at November
30, 2023 was $32,542, collateralized in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 7.63%, and maturity dates ranging from December 26,
2023 – May 15, 2053. The total value of collateral is $32,674.
(c) Represents less than 0.05% of net assets.
(d) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
CME Chicago Mercantile Exchange
REIT Real Estate Investment Trust
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 86,719,532
Aggregate gross unrealized depreciation (18,017,799)
Net unrealized appreciation $ 68,701,733
Federal income tax cost $ 315,331,602

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: LARGE CAP CORE PLUS
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
29
CSM
::
Swap Agreements
a
Large Cap Core Plus had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
(53,025,519) 11/7/2024
Goldman Sachs
International (5.43)%
Credit Suisse
130/30 Large
Cap Index (short
portion)
f
713,576 (713,576) — —
(53,643,054) 11/14/2024
Societe
Generale (5.38)%
Credit Suisse
130/30 Large
Cap Index (short
portion)
f
383,016
75,734,100 3/6/2024
Societe
Generale 6.28%
Credit Suisse
130/30 Large Cap
Index (long portion)
g
5,970,927
22,091,046 6,353,943 (6,353,943) — —
(11,136,929) 11/6/2025 UBS AG (5.43)%
Credit Suisse
130/30 Large
Cap Index (short
portion)
f
(453,749)
65,829,155 11/7/2024 UBS AG 5.88%
Credit Suisse
130/30 Large Cap
Index (long portion)
g
2,681,352
54,692,226 2,227,603 (1,914,620) — 312,983
23,757,753 9,295,122
Total Unrealized
Appreciation
9,748,871
Total Unrealized
Depreciation
(453,749)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.
f Certain underlying short component disclosures related to this index may be found on the website at www.proshares.com/globalassets/proshares/documents/
resources/Large_Cap_Short_November.pdf
g See the Common Stocks section of the preceding Schedule of Portfolio Investments for the representative long components of the underlying reference instrument and their relative weightings.

S&P 500
®
EX-ENERGY ETF :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
30
SPXE
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 99.8%
Aerospace & Defense — 1.7%
Axon Enterprise, Inc.* 73 $ 16,780
Boeing Co. (The)* 594 137,588
General Dynamics Corp. 237 58,532
Howmet Aerospace, Inc. 410 21,566
Huntington Ingalls Industries,
Inc. 42 9,955
L3Harris Technologies, Inc. 198 37,780
Lockheed Martin Corp. 235 105,226
Northrop Grumman Corp. 149 70,799
RTX Corp. 1,525 124,257
Textron, Inc. 207 15,869
TransDigm Group, Inc. 57 54,884
653,236
Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc. 122 10,010
Expeditors International of
Washington, Inc. 155 18,653
FedEx Corp. 242 62,637
United Parcel Service, Inc.,
Class
a
B 758 114,920
206,220
Automobile Components — 0.1%
Aptiv plc* 297 24,603
BorgWarner, Inc. 246 8,288
32,891
Automobiles — 2.0%
Ford Motor Co. 4,119 42,261
General Motors Co. 1,442 45,567
Tesla, Inc.* 2,892 694,312
782,140
Banks — 3.2%
Bank of America Corp. 7,244 220,870
Citigroup, Inc. 2,018 93,030
Citizens Financial Group, Inc. 495 13,499
Comerica, Inc. 139 6,286
Fifth Third Bancorp 713 20,641
Huntington Bancshares, Inc. 1,517 17,081
JPMorgan Chase & Co. 3,044 475,108
KeyCorp 981 12,155
M&T Bank Corp. 173 22,173
PNC Financial Services Group,
Inc. (The) 418 55,995
Regions Financial Corp. 983 16,396
Truist Financial Corp. 1,395 44,835
US Bancorp 1,631 62,174
Wells Fargo & Co. 3,833 170,913
Zions Bancorp NA 155 5,523
1,236,679
Beverages — 1.6%
Brown-Forman Corp., Class
a
B 192 11,278
Coca-Cola Co. (The) 4,077 238,260
Investments Shares Value
Common Stocks (continued)
Constellation Brands, Inc.,
Class
a
A 169 $ 40,643
Keurig Dr Pepper, Inc. 1,054 33,275
Molson Coors Beverage Co.,
Class
a
B 195 12,000
Monster Beverage Corp.* 780 43,017
PepsiCo, Inc. 1,443 242,842
621,315
Biotechnology — 2.0%
AbbVie, Inc. 1,849 263,279
Amgen, Inc. 560 150,998
Biogen, Inc.* 152 35,580
Gilead Sciences, Inc. 1,305 99,963
Incyte Corp.* 195 10,596
Moderna, Inc.* 347 26,962
Regeneron Pharmaceuticals,
Inc.* 111 91,443
Vertex Pharmaceuticals, Inc.* 271 96,154
774,975
Broadline Retail — 3.7%
Amazon.com, Inc.* 9,513 1,389,754
eBay, Inc. 557 22,843
Etsy, Inc.* 129 9,779
1,422,376
Building Products — 0.4%
A O Smith Corp. 130 9,797
Allegion plc 92 9,760
Carrier Global Corp. 877 45,569
Johnson Controls International
plc 713 37,646
Masco Corp. 236 14,290
Trane Technologies plc 239 53,873
170,935
Capital Markets — 3.0%
Ameriprise Financial, Inc. 107 37,826
Bank of New York Mellon Corp.
(The) 816 39,429
BlackRock, Inc. 147 110,431
Blackstone, Inc. 744 83,603
Cboe Global Markets, Inc. 110 20,041
Charles Schwab Corp. (The) 1,559 95,598
CME Group, Inc. 377 82,322
FactSet Research Systems, Inc. 40 18,138
Franklin Resources, Inc. 298 7,390
Goldman Sachs Group, Inc.
(The) 346 118,173
Intercontinental Exchange, Inc. 599 68,190
Invesco Ltd. 470 6,707
MarketAxess Holdings, Inc. 39 9,365
Moody's Corp. 165 60,218
Morgan Stanley 1,337 106,078
MSCI, Inc., Class
a
A 83 43,230
Nasdaq, Inc. 355 19,823
Northern Trust Corp. 217 17,197
Raymond James Financial, Inc. 197 20,715
S&P Global, Inc. 341 141,798

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: S&P 500
®
EX-ENERGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
31
SPXE
::
Investments Shares Value
Common Stocks (continued)
State Street Corp. 333 $ 24,249
T. Rowe Price Group, Inc. 235 23,531
1,154,052
Chemicals — 1.7%
Air Products and Chemicals,
Inc. 233 63,038
Albemarle Corp. 123 14,916
Celanese Corp., Class
a
A 104 14,421
CF Industries Holdings, Inc. 202 15,180
Corteva, Inc. 744 33,629
Dow, Inc. 737 38,140
DuPont de Nemours, Inc. 481 34,411
Eastman Chemical Co. 124 10,395
Ecolab, Inc. 266 51,000
FMC Corp. 130 6,976
International Flavors &
Fragrances, Inc. 268 20,202
Linde plc 511 211,436
LyondellBasell Industries NV,
Class
a
A 269 25,582
Mosaic Co. (The) 348 12,490
PPG Industries, Inc. 247 35,071
Sherwin-Williams Co. (The) 248 69,142
656,029
Commercial Services & Supplies — 0.6%
Cintas Corp. 90 49,793
Copart, Inc.* 910 45,700
Republic Services, Inc., Class
a
A 215 34,796
Rollins, Inc. 294 11,978
Veralto Corp.* 230 17,767
Waste Management, Inc. 386 66,002
226,036
Communications Equipment — 0.9%
Arista Networks, Inc.* 263 57,784
Cisco Systems, Inc. 4,270 206,582
F5, Inc.* 62 10,614
Juniper Networks, Inc. 337 9,588
Motorola Solutions, Inc. 175 56,502
341,070
Construction & Engineering — 0.1%
Quanta Services, Inc. 152 28,623
Construction Materials — 0.2%
Martin Marietta Materials, Inc. 64 29,734
Vulcan Materials Co. 140 29,898
59,632
Consumer Finance — 0.5%
American Express Co. 609 103,999
Capital One Financial Corp. 400 44,664
Discover Financial Services 262 24,366
Synchrony Financial 438 14,174
187,203
Investments Shares Value
Common Stocks (continued)
Consumer Staples Distribution & Retail — 1.9%
Costco Wholesale Corp. 465 $ 275,624
Dollar General Corp. 230 30,158
Dollar Tree, Inc.* 220 27,190
Kroger Co. (The) 692 30,635
Sysco Corp. 529 38,178
Target Corp. 483 64,630
Walgreens Boots Alliance, Inc. 751 14,975
Walmart, Inc. 1,495 232,756
714,146
Containers & Packaging — 0.2%
Amcor plc 1,542 14,618
Avery Dennison Corp. 84 16,338
Ball Corp. 330 18,246
International Paper Co. 362 13,372
Packaging Corp. of America 94 15,793
Sealed Air Corp. 151 5,040
Westrock Co. 269 11,075
94,482
Distributors — 0.1%
Genuine Parts Co. 147 19,519
LKQ Corp. 280 12,468
Pool Corp. 41 14,240
46,227
Diversified Telecommunication Services — 0.8%
AT&T, Inc. 7,491 124,126
Verizon Communications, Inc. 4,405 168,844
292,970
Electric Utilities — 1.6%
Alliant Energy Corp. 265 13,401
American Electric Power Co.,
Inc. 540 42,957
Constellation Energy Corp. 337 40,790
Duke Energy Corp. 807 74,470
Edison International 401 26,863
Entergy Corp. 222 22,513
Evergy, Inc. 241 12,301
Eversource Energy 365 21,685
Exelon Corp. 1,042 40,127
FirstEnergy Corp. 541 19,984
NextEra Energy, Inc. 2,121 124,100
NRG Energy, Inc. 240 11,482
PG&E Corp.* 2,192 37,637
Pinnacle West Capital Corp. 119 8,918
PPL Corp. 773 20,191
Southern Co. (The) 1,143 81,130
Xcel Energy, Inc. 578 35,165
633,714
Electrical Equipment — 0.6%
AMETEK, Inc. 242 37,566
Eaton Corp. plc 418 95,174
Emerson Electric Co. 599 53,251
Generac Holdings, Inc.* 65 7,610

See accompanying notes to the financial statements.
S&P 500
®
EX-ENERGY ETF :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
32
SPXE
::
Investments Shares Value
Common Stocks (continued)
Hubbell, Inc., Class
a
B 56 $ 16,800
Rockwell Automation, Inc. 120 33,053
243,454
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class
a
A 625 56,869
CDW Corp. 141 29,734
Corning, Inc. 804 22,906
Keysight Technologies, Inc.* 187 25,412
TE Connectivity Ltd. 329 43,099
Teledyne Technologies, Inc.* 49 19,745
Trimble, Inc.* 261 12,110
Zebra Technologies Corp.,
Class
a
A* 53 12,560
222,435
Entertainment — 1.3%
Electronic Arts, Inc. 259 35,745
Live Nation Entertainment, Inc.* 149 12,549
Netflix, Inc.* 465 220,396
Take-Two Interactive Software,
Inc.* 165 26,103
Walt Disney Co. (The)* 1,918 177,779
Warner Bros Discovery, Inc.* 2,324 24,286
496,858
Financial Services — 4.5%
Berkshire Hathaway, Inc.,
Class
a
B* 1,910 687,600
Fidelity National Information
Services, Inc. 621 36,415
Fiserv, Inc.* 639 83,460
FleetCor Technologies, Inc.* 77 18,519
Global Payments, Inc. 273 31,788
Jack Henry & Associates, Inc. 75 11,902
Mastercard, Inc., Class
a
A 872 360,860
PayPal Holdings, Inc.* 1,150 66,251
Visa, Inc., Class
a
A 1,684 432,249
1,729,044
Food Products — 0.9%
Archer-Daniels-Midland Co. 561 41,363
Bunge Global SA 158 17,360
Campbell Soup Co. 206 8,277
Conagra Brands, Inc. 501 14,173
General Mills, Inc. 614 39,087
Hershey Co. (The) 157 29,503
Hormel Foods Corp. 304 9,299
J M Smucker Co. (The) 106 11,631
Kellanova 276 14,501
Kraft Heinz Co. (The) 836 29,352
Lamb Weston Holdings, Inc. 153 15,305
McCormick & Co., Inc.
(Non-Voting) 263 17,050
Mondelez International, Inc.,
Class
a
A 1,425 101,261
Tyson Foods, Inc., Class
a
A 300 14,052
362,214
Investments Shares Value
Common Stocks (continued)
Gas Utilities — 0.0%(a)
Atmos Energy Corp. 156 $ 17,754
Ground Transportation — 0.8%
CSX Corp. 2,102 67,895
JB Hunt Transport Services, Inc. 85 15,748
Norfolk Southern Corp. 238 51,922
Old Dominion Freight Line, Inc. 94 36,572
Union Pacific Corp. 638 143,722
315,859
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories 1,818 189,599
Align Technology, Inc.* 74 15,821
Baxter International, Inc. 530 19,122
Becton Dickinson & Co. 304 71,799
Boston Scientific Corp.* 1,534 85,735
Cooper Cos., Inc. (The) 52 17,520
DENTSPLY SIRONA, Inc. 222 7,049
Dexcom, Inc.* 406 46,901
Edwards Lifesciences Corp.* 637 43,131
GE HealthCare Technologies,
Inc. 409 28,000
Hologic, Inc.* 257 18,324
IDEXX Laboratories, Inc.* 87 40,526
Insulet Corp.* 72 13,615
Intuitive Surgical, Inc.* 368 114,389
Medtronic plc 1,394 110,502
ResMed, Inc. 154 24,291
STERIS plc 103 20,697
Stryker Corp. 354 104,901
Teleflex, Inc. 49 11,059
Zimmer Biomet Holdings, Inc. 219 25,472
1,008,453
Health Care Providers & Services — 3.1%
Cardinal Health, Inc. 267 28,590
Cencora, Inc. 174 35,386
Centene Corp.* 567 41,777
Cigna Group (The) 310 81,493
CVS Health Corp. 1,346 91,461
DaVita, Inc.* 56 5,682
Elevance Health, Inc. 247 118,434
HCA Healthcare, Inc. 211 52,851
Henry Schein, Inc.* 136 9,075
Humana, Inc. 130 63,032
Laboratory Corp. of America
Holdings 92 19,956
McKesson Corp. 142 66,819
Molina Healthcare, Inc.* 61 22,299
Quest Diagnostics, Inc. 117 16,056
UnitedHealth Group, Inc. 971 536,934
Universal Health Services, Inc.,
Class
a
B 64 8,799
1,198,644

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: S&P 500
®
EX-ENERGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
33
SPXE
::
Investments Shares Value
Common Stocks (continued)
Health Care REITs — 0.2%
Healthpeak Properties, Inc.,
REIT 574 $ 9,942
Ventas, Inc., REIT 422 19,344
Welltower, Inc., REIT 578 51,500
80,786
Hotel & Resort REITs — 0.0%(a)
Host Hotels & Resorts, Inc.,
REIT 746 13,033
Hotels, Restaurants & Leisure — 2.2%
Airbnb, Inc., Class
a
A* 447 56,474
Booking Holdings, Inc.* 36 112,525
Caesars Entertainment, Inc.* 226 10,107
Carnival Corp.* 1,056 15,903
Chipotle Mexican Grill, Inc.,
Class
a
A* 28 61,663
Darden Restaurants, Inc. 126 19,715
Domino's Pizza, Inc. 36 14,144
Expedia Group, Inc.* 145 19,746
Hilton Worldwide Holdings, Inc. 274 45,901
Las Vegas Sands Corp. 345 15,911
Marriott International, Inc.,
Class
a
A 263 53,310
McDonald's Corp. 763 215,044
MGM Resorts International 294 11,595
Norwegian Cruise Line Holdings
Ltd.* 445 6,795
Royal Caribbean Cruises Ltd.* 247 26,543
Starbucks Corp. 1,200 119,160
Wynn Resorts Ltd. 101 8,527
Yum! Brands, Inc. 293 36,786
849,849
Household Durables — 0.4%
DR Horton, Inc. 319 40,727
Garmin Ltd. 160 19,558
Lennar Corp., Class
a
A 265 33,899
Mohawk Industries, Inc.* 55 4,857
NVR, Inc.* 3 18,466
PulteGroup, Inc. 230 20,337
Whirlpool Corp. 57 6,207
144,051
Household Products — 1.4%
Church & Dwight Co., Inc. 258 24,931
Clorox Co. (The) 129 18,492
Colgate-Palmolive Co. 866 68,215
Kimberly-Clark Corp. 354 43,800
Procter & Gamble Co. (The) 2,470 379,194
534,632
Independent Power and Renewable Electricity Producers — 0.0%(a)
AES Corp. (The) 702 12,081
Investments Shares Value
Common Stocks (continued)
Industrial Conglomerates — 0.9%
3M Co. 579 $ 57,362
General Electric Co. 1,140 138,852
Honeywell International, Inc. 696 136,360
332,574
Industrial REITs — 0.3%
Prologis, Inc., REIT 968 111,252
Insurance — 2.3%
Aflac, Inc. 566 46,814
Allstate Corp. (The) 274 37,776
American International Group,
Inc. 746 49,094
Aon plc, Class
a
A 212 69,640
Arch Capital Group Ltd.* 391 32,723
Arthur J Gallagher & Co. 226 56,274
Assurant, Inc. 55 9,241
Brown & Brown, Inc. 246 18,386
Chubb Ltd. 430 98,655
Cincinnati Financial Corp. 164 16,858
Everest Group Ltd. 45 18,475
Globe Life, Inc. 91 11,205
Hartford Financial Services
Group, Inc. (The) 320 25,011
Loews Corp. 194 13,636
Marsh & McLennan Cos., Inc. 517 103,100
MetLife, Inc. 662 42,123
Principal Financial Group, Inc. 233 17,202
Progressive Corp. (The) 614 100,715
Prudential Financial, Inc. 381 37,254
Travelers Cos., Inc. (The) 240 43,349
W R Berkley Corp. 213 15,453
Willis Towers Watson plc 109 26,847
889,831
Interactive Media & Services — 6.0%
Alphabet, Inc., Class
a
A* 6,217 823,939
Alphabet, Inc., Class
a
C* 5,288 708,169
Match Group, Inc.* 291 9,423
Meta Platforms, Inc., Class
a
A* 2,329 761,932
2,303,463
IT Services — 1.3%
Accenture plc, Class
a
A 661 220,206
Akamai Technologies, Inc.* 159 18,369
Cognizant Technology Solutions
Corp., Class
a
A 529 37,231
EPAM Systems, Inc.* 60 15,491
Gartner, Inc.* 82 35,657
International Business Machines
Corp. 954 151,266
VeriSign, Inc.* 94 19,947
498,167
Leisure Products — 0.0%(a)
Hasbro, Inc. 136 6,312

See accompanying notes to the financial statements.
S&P 500
®
EX-ENERGY ETF :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
34
SPXE
::
Investments Shares Value
Common Stocks (continued)
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc. 310 $ 39,618
Bio-Rad Laboratories, Inc.,
Class
a
A* 21 6,403
Bio-Techne Corp. 165 10,379
Charles River Laboratories
International, Inc.* 53 10,445
Danaher Corp. 688 153,637
Illumina, Inc.* 166 16,924
IQVIA Holdings, Inc.* 192 41,107
Mettler-Toledo International,
Inc.* 22 24,023
Revvity, Inc. 130 11,557
Thermo Fisher Scientific, Inc. 404 200,287
Waters Corp.* 61 17,117
West Pharmaceutical Services,
Inc. 76 26,658
558,155
Machinery — 1.8%
Caterpillar, Inc. 535 134,135
Cummins, Inc. 149 33,400
Deere & Co. 285 103,857
Dover Corp. 147 20,751
Fortive Corp. 368 25,385
IDEX Corp. 79 15,933
Illinois Tool Works, Inc. 288 69,756
Ingersoll Rand, Inc. 424 30,286
Nordson Corp. 56 13,179
Otis Worldwide Corp. 431 36,976
PACCAR, Inc. 548 50,317
Parker-Hannifin Corp. 134 58,046
Pentair plc 173 11,165
Snap-on, Inc. 55 15,108
Stanley Black & Decker, Inc. 160 14,544
Westinghouse Air Brake
Technologies Corp. 188 21,913
Xylem, Inc. 252 26,493
681,244
Media — 0.7%
Charter Communications, Inc.,
Class
a
A* 106 42,414
Comcast Corp., Class
a
A 4,312 180,630
Fox Corp., Class
a
A 266 7,857
Fox Corp., Class
a
B 139 3,845
Interpublic Group of Cos., Inc.
(The) 403 12,388
News Corp., Class
a
A 399 8,794
News Corp., Class
a
B 121 2,788
Omnicom Group, Inc. 207 16,690
Paramount Global, Class
a
B(b) 505 7,257
282,663
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. 1,502 56,055
Newmont Corp. 1,204 48,389
Nucor Corp. 261 44,362
Investments Shares Value
Common Stocks (continued)
Steel Dynamics, Inc. 163 $ 19,418
168,224
Multi-Utilities — 0.7%
Ameren Corp. 275 21,337
CenterPoint Energy, Inc. 662 18,715
CMS Energy Corp. 306 17,368
Consolidated Edison, Inc. 361 32,530
Dominion Energy, Inc. 877 39,763
DTE Energy Co. 216 22,488
NiSource, Inc. 433 11,102
Public Service Enterprise Group,
Inc. 523 32,651
Sempra 660 48,094
WEC Energy Group, Inc. 330 27,595
271,643
Office REITs — 0.1%
Alexandria Real Estate Equities,
Inc., REIT 163 17,832
Boston Properties, Inc., REIT 151 8,597
26,429
Passenger Airlines — 0.2%
Alaska Air Group, Inc.* 133 5,029
American Airlines Group, Inc.* 684 8,502
Delta Air Lines, Inc. 674 24,891
Southwest Airlines Co. 624 15,956
United Airlines Holdings, Inc.* 344 13,553
67,931
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The),
Class
a
A 243 31,029
Kenvue, Inc. 1,806 36,914
67,943
Pharmaceuticals — 4.0%
Bristol-Myers Squibb Co. 2,189 108,093
Catalent, Inc.* 189 7,343
Eli Lilly & Co. 835 493,518
Johnson & Johnson 2,523 390,207
Merck & Co., Inc. 2,658 272,392
Pfizer, Inc. 5,916 180,261
Viatris, Inc. 1,257 11,539
Zoetis, Inc., Class
a
A 482 85,155
1,548,508
Professional Services — 0.8%
Automatic Data Processing, Inc. 432 99,325
Broadridge Financial Solutions,
Inc. 124 24,034
Ceridian HCM Holding, Inc.* 163 11,231
Equifax, Inc. 128 27,867
Jacobs Solutions, Inc. 132 16,788
Leidos Holdings, Inc. 144 15,454
Paychex, Inc. 337 41,104
Paycom Software, Inc. 51 9,264
Robert Half, Inc. 111 9,100

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: S&P 500
®
EX-ENERGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
35
SPXE
::
Investments Shares Value
Common Stocks (continued)
Verisk Analytics, Inc., Class
a
A 152 $ 36,697
290,864
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class
a
A* 324 25,583
CoStar Group, Inc.* 428 35,541
61,124
Residential REITs — 0.3%
AvalonBay Communities, Inc.,
REIT 149 25,768
Camden Property Trust, REIT 111 10,019
Equity Residential, REIT 361 20,519
Essex Property Trust, Inc., REIT 67 14,302
Invitation Homes, Inc., REIT 602 20,083
Mid-America Apartment
Communities, Inc., REIT 122 15,186
UDR, Inc., REIT 318 10,621
116,498
Retail REITs — 0.3%
Federal Realty Investment Trust,
REIT 76 7,265
Kimco Realty Corp., REIT 649 12,539
Realty Income Corp., REIT 743 40,092
Regency Centers Corp., REIT 172 10,798
Simon Property Group, Inc.,
REIT 343 42,837
113,531
Semiconductors & Semiconductor Equipment — 7.9%
Advanced Micro Devices, Inc.* 1,693 205,124
Analog Devices, Inc. 525 96,274
Applied Materials, Inc. 880 131,806
Broadcom, Inc. 459 424,910
Enphase Energy, Inc.* 143 14,446
First Solar, Inc.* 111 17,514
Intel Corp. 4,388 196,144
KLA Corp. 144 78,425
Lam Research Corp. 140 100,229
Microchip Technology, Inc. 570 47,561
Micron Technology, Inc. 1,148 87,386
Monolithic Power Systems, Inc. 50 27,436
NVIDIA Corp. 2,588 1,210,408
NXP Semiconductors NV 270 55,102
ON Semiconductor Corp.* 452 32,241
Qorvo, Inc.* 102 9,843
QUALCOMM, Inc. 1,170 150,988
Skyworks Solutions, Inc. 167 16,187
SolarEdge Technologies, Inc.* 59 4,683
Teradyne, Inc. 161 14,849
Texas Instruments, Inc. 951 145,227
3,066,783
Software — 11.7%
Adobe, Inc.* 477 291,452
ANSYS, Inc.* 91 26,696
Autodesk, Inc.* 224 48,928
Cadence Design Systems, Inc.* 285 77,882
Investments Shares Value
Common Stocks (continued)
Fair Isaac Corp.* 25 $ 27,190
Fortinet, Inc.* 683 35,898
Gen Digital, Inc. 590 13,027
Intuit, Inc. 293 167,438
Microsoft Corp. 7,784 2,949,435
Oracle Corp. 1,650 191,746
Palo Alto Networks, Inc.* 320 94,429
PTC, Inc.* 124 19,513
Roper Technologies, Inc. 111 59,746
Salesforce, Inc.* 1,021 257,190
ServiceNow, Inc.* 213 146,063
Synopsys, Inc.* 159 86,373
Tyler Technologies, Inc.* 44 17,989
4,510,995
Specialized REITs — 1.2%
American Tower Corp., REIT 488 101,885
Crown Castle, Inc., REIT 455 53,362
Digital Realty Trust, Inc., REIT 317 43,993
Equinix, Inc., REIT 98 79,871
Extra Space Storage, Inc., REIT 222 28,898
Iron Mountain, Inc., REIT 306 19,630
Public Storage, REIT 166 42,954
SBA Communications Corp.,
Class
a
A, REIT 113 27,906
VICI Properties, Inc., Class
a
A,
REIT 1,062 31,743
Weyerhaeuser Co., REIT 765 23,983
454,225
Specialty Retail — 2.1%
AutoZone, Inc.* 19 49,589
Bath & Body Works, Inc. 240 7,829
Best Buy Co., Inc. 203 14,401
CarMax, Inc.* 166 10,614
Home Depot, Inc. (The) 1,054 330,418
Lowe's Cos., Inc. 614 122,082
O'Reilly Automotive, Inc.* 63 61,890
Ross Stores, Inc. 357 46,546
TJX Cos., Inc. (The) 1,205 106,172
Tractor Supply Co. 113 22,940
Ulta Beauty, Inc.* 52 22,151
794,632
Technology Hardware, Storage & Peripherals — 7.8%
Apple, Inc. 15,396 2,924,470
Hewlett Packard Enterprise Co. 1,353 22,880
HP, Inc. 909 26,670
NetApp, Inc. 221 20,197
Seagate Technology Holdings
plc 202 15,978
Western Digital Corp.* 336 16,232
3,026,427
Textiles, Apparel & Luxury Goods — 0.6%
Lululemon Athletica, Inc.* 121 54,063
NIKE, Inc., Class
a
B 1,284 141,587
Ralph Lauren Corp., Class
a
A 42 5,434
Tapestry, Inc. 243 7,696

See accompanying notes to the financial statements.
S&P 500
®
EX-ENERGY ETF :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
36
SPXE
::
Investments Shares Value
Common Stocks (continued)
VF Corp. 347 $ 5,805
214,585
Tobacco — 0.6%
Altria Group, Inc. 1,859 78,152
Philip Morris International, Inc. 1,626 151,804
229,956
Trading Companies & Distributors — 0.3%
Fastenal Co. 598 35,862
United Rentals, Inc. 71 33,797
WW Grainger, Inc. 46 36,165
105,824
Water Utilities — 0.1%
American Water Works Co., Inc. 204 26,895
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. 543 81,694
Total Common Stocks
(Cost $34,741,787)
38,472,470
Principal
Amount Value
Short-Term Investments — 0.1%
Repurchase Agreements (c) — 0.1%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $54,001
(Cost $53,992) $ 53,992 53,992
Total Investments — 99.9%
(Cost $34,795,779) 38,526,462
Other assets less liabilities — 0.1% 51,804
Net Assets — 100.0% $ 38,578,266
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at November
30, 2023. The total value of securities on loan at November 30,
2023 was $7,242, collateralized in the form of U.S. Government
Treasury Securities, interest rates ranging from 0.00% – 5.25%, and maturity dates ranging from January 15, 2024 – February
15, 2051. The total value of collateral is $7,526.
(c) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
CME Chicago Mercantile Exchange
REIT Real Estate Investment Trust
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 6,149,857
Aggregate gross unrealized depreciation (2,493,725)
Net unrealized appreciation $ 3,656,132
Federal income tax cost $ 34,870,330

NOVEMBER 30, 2023
(
UNAUDITED
)
:: S&P 500
®
EX-FINANCIALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
37
SPXN
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 99.8%
Aerospace & Defense — 1.9%
Axon Enterprise, Inc.* 101 $ 23,217
Boeing Co. (The)* 817 189,241
General Dynamics Corp. 326 80,512
Howmet Aerospace, Inc. 565 29,719
Huntington Ingalls Industries,
Inc. 57 13,510
L3Harris Technologies, Inc. 273 52,091
Lockheed Martin Corp. 323 144,630
Northrop Grumman Corp. 205 97,408
RTX Corp. 2,098 170,945
Textron, Inc. 286 21,925
TransDigm Group, Inc. 79 76,067
899,265
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc. 168 13,784
Expeditors International of
Washington, Inc. 213 25,633
FedEx Corp. 333 86,190
United Parcel Service, Inc.,
Class
a
B 1,043 158,129
283,736
Automobile Components — 0.1%
Aptiv plc* 409 33,881
BorgWarner, Inc. 339 11,421
45,302
Automobiles — 2.3%
Ford Motor Co. 5,666 58,133
General Motors Co. 1,984 62,694
Tesla, Inc.* 3,980 955,519
1,076,346
Beverages — 1.8%
Brown-Forman Corp., Class
a
B 265 15,566
Coca-Cola Co. (The) 5,609 327,790
Constellation Brands, Inc.,
Class
a
A 232 55,794
Keurig Dr Pepper, Inc. 1,451 45,808
Molson Coors Beverage Co.,
Class
a
B 269 16,554
Monster Beverage Corp.* 1,073 59,176
PepsiCo, Inc. 1,984 333,887
854,575
Biotechnology — 2.3%
AbbVie, Inc. 2,544 362,240
Amgen, Inc. 770 207,623
Biogen, Inc.* 208 48,689
Gilead Sciences, Inc. 1,797 137,650
Incyte Corp.* 269 14,617
Moderna, Inc.* 478 37,141
Regeneron Pharmaceuticals,
Inc.* 153 126,043
Vertex Pharmaceuticals, Inc.* 372 131,989
1,065,992
Investments Shares Value
Common Stocks (continued)
Broadline Retail — 4.2%
Amazon.com, Inc.* 13,084 $ 1,911,441
eBay, Inc. 767 31,455
Etsy, Inc.* 178 13,494
1,956,390
Building Products — 0.5%
A O Smith Corp. 181 13,640
Allegion plc 126 13,367
Carrier Global Corp. 1,208 62,768
Johnson Controls International
plc 982 51,849
Masco Corp. 325 19,679
Trane Technologies plc 329 74,160
235,463
Chemicals — 1.9%
Air Products and Chemicals,
Inc. 320 86,576
Albemarle Corp. 169 20,495
Celanese Corp., Class
a
A 144 19,967
CF Industries Holdings, Inc. 279 20,967
Corteva, Inc. 1,025 46,330
Dow, Inc. 1,014 52,475
DuPont de Nemours, Inc. 662 47,359
Eastman Chemical Co. 171 14,335
Ecolab, Inc. 366 70,173
FMC Corp. 181 9,712
International Flavors &
Fragrances, Inc. 369 27,815
Linde plc 703 290,880
LyondellBasell Industries NV,
Class
a
A 369 35,092
Mosaic Co. (The) 479 17,191
PPG Industries, Inc. 339 48,135
Sherwin-Williams Co. (The) 341 95,071
902,573
Commercial Services & Supplies — 0.7%
Cintas Corp. 124 68,603
Copart, Inc.* 1,253 62,926
Republic Services, Inc., Class
a
A 296 47,905
Rollins, Inc. 406 16,540
Veralto Corp.* 317 24,488
Waste Management, Inc. 531 90,796
311,258
Communications Equipment — 1.0%
Arista Networks, Inc.* 362 79,535
Cisco Systems, Inc. 5,874 284,184
F5, Inc.* 85 14,551
Juniper Networks, Inc. 464 13,201
Motorola Solutions, Inc. 240 77,489
468,960
Construction & Engineering — 0.1%
Quanta Services, Inc. 209 39,357

See accompanying notes to the financial statements.
S&P 500
®
EX-FINANCIALS ETF :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
38
SPXN
::
Investments Shares Value
Common Stocks (continued)
Construction Materials — 0.2%
Martin Marietta Materials, Inc. 88 $ 40,884
Vulcan Materials Co. 191 40,790
81,674
Consumer Staples Distribution & Retail — 2.1%
Costco Wholesale Corp. 638 378,168
Dollar General Corp. 316 41,434
Dollar Tree, Inc.* 301 37,200
Kroger Co. (The) 953 42,189
Sysco Corp. 728 52,540
Target Corp. 665 88,984
Walgreens Boots Alliance, Inc. 1,034 20,618
Walmart, Inc. 2,056 320,099
981,232
Containers & Packaging — 0.3%
Amcor plc 2,121 20,107
Avery Dennison Corp. 116 22,562
Ball Corp. 455 25,157
International Paper Co. 500 18,470
Packaging Corp. of America 129 21,673
Sealed Air Corp. 209 6,977
Westrock Co. 370 15,233
130,179
Distributors — 0.1%
Genuine Parts Co. 202 26,821
LKQ Corp. 386 17,189
Pool Corp. 56 19,450
63,460
Diversified Telecommunication Services — 0.9%
AT&T, Inc. 10,304 170,737
Verizon Communications, Inc. 6,060 232,280
403,017
Electric Utilities — 1.9%
Alliant Energy Corp. 365 18,458
American Electric Power Co.,
Inc. 743 59,106
Constellation Energy Corp. 463 56,041
Duke Energy Corp. 1,111 102,523
Edison International 553 37,045
Entergy Corp. 304 30,829
Evergy , Inc. 332 16,945
Eversource Energy 504 29,943
Exelon Corp. 1,435 55,262
FirstEnergy Corp. 744 27,483
NextEra Energy, Inc. 2,917 170,674
NRG Energy, Inc. 331 15,835
PG&E Corp.* 3,014 51,750
Pinnacle West Capital Corp. 164 12,290
PPL Corp. 1,063 27,766
Southern Co. (The) 1,572 111,581
Xcel Energy, Inc. 796 48,429
871,960
Investments Shares Value
Common Stocks (continued)
Electrical Equipment — 0.7%
AMETEK, Inc. 332 $ 51,536
Eaton Corp. plc 575 130,922
Emerson Electric Co. 824 73,254
Generac Holdings, Inc.* 89 10,419
Hubbell, Inc., Class
a
B 77 23,100
Rockwell Automation, Inc. 165 45,448
334,679
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class
a
A 860 78,251
CDW Corp. 193 40,700
Corning, Inc. 1,107 31,538
Keysight Technologies, Inc.* 256 34,788
TE Connectivity Ltd. 453 59,343
Teledyne Technologies, Inc.* 67 26,998
Trimble, Inc.* 359 16,658
Zebra Technologies Corp.,
Class
a
A * 73 17,300
305,576
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class
a
A 1,456 49,140
Halliburton Co. 1,296 47,991
Schlumberger NV 2,049 106,630
203,761
Entertainment — 1.5%
Electronic Arts, Inc. 355 48,993
Live Nation Entertainment, Inc.* 204 17,181
Netflix, Inc.* 638 302,393
Take-Two Interactive Software,
Inc.* 228 36,070
Walt Disney Co. (The)* 2,638 244,516
Warner Bros Discovery, Inc.* 3,196 33,398
682,551
Food Products — 1.1%
Archer-Daniels-Midland Co. 773 56,993
Bunge Global SA 212 23,292
Campbell Soup Co. 284 11,411
Conagra Brands, Inc. 690 19,520
General Mills, Inc. 844 53,729
Hershey Co. (The) 216 40,591
Hormel Foods Corp. 418 12,787
J M Smucker Co. (The) 147 16,130
Kellanova 381 20,018
Kraft Heinz Co. (The) 1,152 40,447
Lamb Weston Holdings, Inc. 210 21,006
McCormick & Co., Inc.
(Non-Voting) 363 23,533
Mondelez International, Inc.,
Class
a
A 1,961 139,349
Tyson Foods, Inc., Class
a
A 413 19,345
498,151
Gas Utilities — 0.0%(a)
Atmos Energy Corp. 214 24,355

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: S&P 500
®
EX-FINANCIALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
39
SPXN
::
Investments Shares Value
Common Stocks (continued)
Ground Transportation — 0.9%
CSX Corp. 2,893 $ 93,444
JB Hunt Transport Services, Inc. 117 21,677
Norfolk Southern Corp. 327 71,338
Old Dominion Freight Line, Inc. 128 49,800
Union Pacific Corp. 878 197,787
434,046
Health Care Equipment & Supplies — 3.0%
Abbott Laboratories 2,502 260,934
Align Technology, Inc.* 102 21,808
Baxter International, Inc. 730 26,338
Becton Dickinson & Co. 418 98,723
Boston Scientific Corp.* 2,110 117,928
Cooper Cos., Inc. (The) 71 23,921
DENTSPLY SIRONA, Inc. 305 9,684
Dexcom, Inc.* 560 64,691
Edwards Lifesciences Corp.* 876 59,314
GE HealthCare Technologies,
Inc. 564 38,611
Hologic, Inc.* 353 25,169
IDEXX Laboratories, Inc.* 119 55,433
Insulet Corp.* 100 18,909
Intuitive Surgical, Inc.* 506 157,285
Medtronic plc 1,919 152,119
ResMed, Inc. 211 33,281
STERIS plc 141 28,333
Stryker Corp. 487 144,313
Teleflex, Inc. 67 15,121
Zimmer Biomet Holdings, Inc. 301 35,009
1,386,924
Health Care Providers & Services — 3.5%
Cardinal Health, Inc. 367 39,298
Cencora , Inc. 240 48,809
Centene Corp.* 780 57,470
Cigna Group (The) 426 111,987
CVS Health Corp. 1,852 125,843
DaVita, Inc.* 77 7,812
Elevance Health, Inc. 339 162,547
HCA Healthcare, Inc. 290 72,639
Henry Schein, Inc.* 189 12,612
Humana, Inc. 179 86,790
Laboratory Corp. of America
Holdings 127 27,548
McKesson Corp. 194 91,289
Molina Healthcare, Inc.* 83 30,342
Quest Diagnostics, Inc. 161 22,094
UnitedHealth Group, Inc. 1,335 738,215
Universal Health Services, Inc.,
Class
a
B 89 12,236
1,647,531
Hotels, Restaurants & Leisure — 2.5%
Airbnb, Inc., Class
a
A * 614 77,573
Booking Holdings, Inc.* 51 159,411
Caesars Entertainment, Inc.* 311 13,908
Carnival Corp.* 1,453 21,882
Investments Shares Value
Common Stocks (continued)
Chipotle Mexican Grill, Inc.,
Class
a
A * 39 $ 85,888
Darden Restaurants, Inc. 174 27,226
Domino's Pizza, Inc. 50 19,644
Expedia Group, Inc.* 198 26,963
Hilton Worldwide Holdings, Inc. 377 63,155
Las Vegas Sands Corp. 474 21,861
Marriott International, Inc.,
Class
a
A 361 73,175
McDonald's Corp. 1,050 295,932
MGM Resorts International 406 16,013
Norwegian Cruise Line Holdings
Ltd.* 614 9,376
Royal Caribbean Cruises Ltd.* 339 36,429
Starbucks Corp. 1,651 163,944
Wynn Resorts Ltd. 139 11,734
Yum! Brands, Inc. 404 50,722
1,174,836
Household Durables — 0.4%
DR Horton, Inc. 438 55,919
Garmin Ltd. 221 27,015
Lennar Corp., Class
a
A 364 46,563
Mohawk Industries, Inc.* 76 6,712
NVR, Inc.* 5 30,777
PulteGroup, Inc. 317 28,029
Whirlpool Corp. 78 8,494
203,509
Household Products — 1.6%
Church & Dwight Co., Inc. 354 34,207
Clorox Co. (The) 179 25,660
Colgate-Palmolive Co. 1,191 93,815
Kimberly-Clark Corp. 487 60,257
Procter & Gamble Co. (The) 3,397 521,507
735,446
Independent Power and Renewable Electricity Producers — 0.0%(a)
AES Corp. (The) 966 16,625
Industrial Conglomerates — 1.0%
3M Co. 796 78,860
General Electric Co. 1,569 191,104
Honeywell International, Inc. 957 187,495
457,459
Interactive Media & Services — 6.8%
Alphabet, Inc., Class
a
A * 8,550 1,133,132
Alphabet, Inc., Class
a
C * 7,273 974,000
Match Group, Inc.* 401 12,984
Meta Platforms, Inc., Class
a
A * 3,202 1,047,534
3,167,650
IT Services — 1.5%
Accenture plc, Class
a
A 909 302,824
Akamai Technologies, Inc.* 219 25,301
Cognizant Technology Solutions
Corp., Class
a
A 728 51,237
EPAM Systems, Inc.* 83 21,430

See accompanying notes to the financial statements.
S&P 500
®
EX-FINANCIALS ETF :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
40
SPXN
::
Investments Shares Value
Common Stocks (continued)
Gartner, Inc.* 113 $ 49,137
International Business Machines
Corp. 1,313 208,189
VeriSign, Inc.* 128 27,162
685,280
Leisure Products — 0.0%(a)
Hasbro, Inc. 189 8,771
Life Sciences Tools & Services — 1.6%
Agilent Technologies, Inc. 425 54,315
Bio-Rad Laboratories, Inc.,
Class
a
A * 29 8,843
Bio-Techne Corp. 228 14,341
Charles River Laboratories
International, Inc.* 73 14,387
Danaher Corp. 947 211,475
Illumina, Inc.* 228 23,245
IQVIA Holdings, Inc.* 264 56,522
Mettler-Toledo International,
Inc.* 31 33,850
Revvity , Inc. 179 15,913
Thermo Fisher Scientific, Inc. 556 275,642
Waters Corp.* 84 23,571
West Pharmaceutical Services,
Inc. 106 37,181
769,285
Machinery — 2.0%
Caterpillar, Inc. 734 184,029
Cummins, Inc. 204 45,729
Deere & Co. 392 142,849
Dover Corp. 201 28,373
Fortive Corp. 508 35,042
IDEX Corp. 109 21,983
Illinois Tool Works, Inc. 396 95,915
Ingersoll Rand, Inc. 583 41,644
Nordson Corp. 77 18,121
Otis Worldwide Corp. 593 50,873
PACCAR, Inc. 754 69,232
Parker-Hannifin Corp. 185 80,138
Pentair plc 239 15,425
Snap-on, Inc. 76 20,876
Stanley Black & Decker, Inc. 221 20,089
Westinghouse Air Brake
Technologies Corp. 258 30,073
Xylem, Inc. 347 36,480
936,871
Media — 0.8%
Charter Communications, Inc.,
Class
a
A * 146 58,419
Comcast Corp., Class
a
A 5,932 248,492
Fox Corp., Class
a
A 367 10,841
Fox Corp., Class
a
B 191 5,283
Interpublic Group of Cos., Inc.
(The) 556 17,091
News Corp., Class
a
A 550 12,122
News Corp., Class
a
B 168 3,871
Omnicom Group, Inc. 286 23,060
Investments Shares Value
Common Stocks (continued)
Paramount Global, Class
a
B (b) 696 $ 10,002
389,181
Metals & Mining — 0.5%
Freeport-McMoRan, Inc. 2,067 77,141
Newmont Corp. 1,659 66,675
Nucor Corp. 359 61,019
Steel Dynamics, Inc. 225 26,804
231,639
Multi-Utilities — 0.8%
Ameren Corp. 379 29,407
CenterPoint Energy, Inc. 911 25,754
CMS Energy Corp. 421 23,896
Consolidated Edison, Inc. 497 44,785
Dominion Energy, Inc. 1,207 54,725
DTE Energy Co. 297 30,921
NiSource, Inc. 597 15,307
Public Service Enterprise Group,
Inc. 720 44,949
Sempra 907 66,093
WEC Energy Group, Inc. 456 38,131
373,968
Oil, Gas & Consumable Fuels — 4.4%
APA Corp. 443 15,948
Chevron Corp. 2,557 367,185
ConocoPhillips 1,725 199,358
Coterra Energy, Inc. 1,093 28,691
Devon Energy Corp. 924 41,552
Diamondback Energy, Inc. 257 39,683
EOG Resources, Inc. 840 103,379
EQT Corp. 522 20,859
Exxon Mobil Corp. 5,827 598,666
Hess Corp. 398 55,943
Kinder Morgan, Inc. 2,795 49,108
Marathon Oil Corp. 874 22,226
Marathon Petroleum Corp. 576 85,934
Occidental Petroleum Corp. 956 56,548
ONEOK, Inc. 840 57,834
Phillips 66 643 82,876
Pioneer Natural Resources Co. 336 77,831
Targa Resources Corp. 323 29,215
Valero Energy Corp. 509 63,808
Williams Cos., Inc. (The) 1,754 64,530
2,061,174
Passenger Airlines — 0.2%
Alaska Air Group, Inc.* 184 6,957
American Airlines Group, Inc.* 943 11,722
Delta Air Lines, Inc. 929 34,308
Southwest Airlines Co. 860 21,990
United Airlines Holdings, Inc.* 473 18,636
93,613
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The),
Class
a
A 334 42,649

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: S&P 500
®
EX-FINANCIALS ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
41
SPXN
::
Investments Shares Value
Common Stocks (continued)
Kenvue , Inc. 2,485 $ 50,793
93,442
Pharmaceuticals — 4.5%
Bristol-Myers Squibb Co. 3,011 148,683
Catalent, Inc.* 260 10,101
Eli Lilly & Co. 1,149 679,105
Johnson & Johnson 3,470 536,670
Merck & Co., Inc. 3,657 374,769
Pfizer, Inc. 8,137 247,935
Viatris , Inc. 1,728 15,863
Zoetis, Inc., Class
a
A 663 117,132
2,130,258
Professional Services — 0.9%
Automatic Data Processing, Inc. 594 136,573
Broadridge Financial Solutions,
Inc. 171 33,143
Ceridian HCM Holding, Inc.* 225 15,503
Equifax, Inc. 177 38,535
Jacobs Solutions, Inc. 182 23,147
Leidos Holdings, Inc. 198 21,249
Paychex, Inc. 462 56,350
Paycom Software, Inc. 70 12,716
Robert Half, Inc. 154 12,625
Verisk Analytics, Inc., Class
a
A 208 50,217
400,058
Semiconductors & Semiconductor Equipment — 9.0%
Advanced Micro Devices, Inc.* 2,329 282,182
Analog Devices, Inc. 722 132,400
Applied Materials, Inc. 1,210 181,234
Broadcom, Inc. 632 585,061
Enphase Energy, Inc.* 196 19,800
First Solar, Inc.* 154 24,298
Intel Corp. 6,036 269,809
KLA Corp. 197 107,290
Lam Research Corp. 192 137,457
Microchip Technology, Inc. 785 65,501
Micron Technology, Inc. 1,578 120,117
Monolithic Power Systems, Inc. 68 37,313
NVIDIA Corp. 3,559 1,664,544
NXP Semiconductors NV 371 75,714
ON Semiconductor Corp.* 622 44,367
Qorvo, Inc.* 140 13,510
QUALCOMM, Inc. 1,608 207,513
Skyworks Solutions, Inc. 230 22,294
SolarEdge Technologies, Inc.* 81 6,430
Teradyne, Inc. 222 20,475
Texas Instruments, Inc. 1,309 199,897
4,217,206
Software — 13.3%
Adobe, Inc.* 657 401,434
ANSYS, Inc.* 124 36,377
Autodesk, Inc.* 307 67,058
Cadence Design Systems, Inc.* 391 106,849
Fair Isaac Corp.* 35 38,066
Fortinet, Inc.* 940 49,406
Investments Shares Value
Common Stocks (continued)
Gen Digital, Inc. 812 $ 17,929
Intuit, Inc. 404 230,870
Microsoft Corp. 10,708 4,057,368
Oracle Corp. 2,269 263,680
Palo Alto Networks, Inc.* 440 129,840
PTC, Inc.* 172 27,066
Roper Technologies, Inc. 153 82,352
Salesforce, Inc.* 1,404 353,668
ServiceNow, Inc.* 294 201,607
Synopsys, Inc.* 220 119,511
Tyler Technologies, Inc.* 60 24,530
6,207,611
Specialty Retail — 2.3%
AutoZone, Inc.* 26 67,858
Bath & Body Works, Inc. 331 10,797
Best Buy Co., Inc. 281 19,934
CarMax, Inc.* 229 14,642
Home Depot, Inc. (The) 1,449 454,247
Lowe's Cos., Inc. 845 168,012
O'Reilly Automotive, Inc.* 86 84,485
Ross Stores, Inc. 490 63,886
TJX Cos., Inc. (The) 1,656 145,910
Tractor Supply Co. 156 31,670
Ulta Beauty, Inc.* 71 30,245
1,091,686
Technology Hardware, Storage & Peripherals — 8.9%
Apple, Inc. 21,179 4,022,950
Hewlett Packard Enterprise Co. 1,861 31,470
HP, Inc. 1,251 36,704
NetApp, Inc. 304 27,783
Seagate Technology Holdings
plc 279 22,069
Western Digital Corp.* 462 22,319
4,163,295
Textiles, Apparel & Luxury Goods — 0.6%
Lululemon Athletica, Inc.* 167 74,616
NIKE, Inc., Class
a
B 1,765 194,627
Ralph Lauren Corp., Class
a
A 58 7,504
Tapestry, Inc. 335 10,609
VF Corp. 477 7,980
295,336
Tobacco — 0.7%
Altria Group, Inc. 2,559 107,580
Philip Morris International, Inc. 2,238 208,940
316,520
Trading Companies & Distributors — 0.3%
Fastenal Co. 823 49,355
United Rentals, Inc. 98 46,650
WW Grainger, Inc. 64 50,316
146,321
Water Utilities — 0.1%
American Water Works Co., Inc. 280 36,915

See accompanying notes to the financial statements.
S&P 500
®
EX-FINANCIALS ETF :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
42
SPXN
::
Investments Shares Value
Common Stocks (continued)
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. 746 $ 112,236
Total Common Stocks
(Cost $43,407,289)
46,704,504
Securities Lending Reinvestments (c) — 0.0% (a)
Investment Companies — 0.0% (a)
Invesco Government & Agency Portfolio,
Institutional Class 5.28% (d)
(Cost $15) 15 15
Principal
Amount Value
Short-Term Investments — 0.0%(a)
Repurchase Agreements (e) — 0.0%(a)
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $18,727
(Cost $18,725) $ 18,725 18,725
Total Investments — 99.8%
(Cost $43,426,029) 46,723,244
Other assets less liabilities — 0.2% 72,881
Net Assets — 100.0% $ 46,796,125
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at November
30, 2023. The total value of securities on loan at November
30, 2023 was $9,987, collateralized in the form of cash with a value of $15 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule
of Portfolio Investments and $10,363 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.25%, and maturity dates ranging from January
15, 2024 – February 15, 2051. The total value of collateral is
$10,378.
(c) The security was purchased with cash collateral held from securities on loan at November 30, 2023. The total value of
securities purchased was $15.
(d) Rate shown is the 7-day yield as of November 30, 2023.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 4,741,677
Aggregate gross unrealized depreciation (1,500,714)
Net unrealized appreciation $ 3,240,963
Federal income tax cost $ 43,482,281

NOVEMBER 30, 2023
(
UNAUDITED
)
:: S&P 500
®
EX-HEALTH CARE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
43
SPXV
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 99.7%
Aerospace & Defense — 1.9%
Axon Enterprise, Inc.* 37 $ 8,505
Boeing Co. (The)* 302 69,952
General Dynamics Corp. 121 29,883
Howmet Aerospace, Inc. 210 11,046
Huntington Ingalls Industries,
Inc. 21 4,978
L3Harris Technologies, Inc. 101 19,272
Lockheed Martin Corp. 120 53,733
Northrop Grumman Corp. 76 36,112
RTX Corp. 777 63,310
Textron, Inc. 106 8,126
TransDigm Group, Inc. 29 27,923
332,840
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc. 62 5,087
Expeditors International of
Washington, Inc. 79 9,507
FedEx Corp. 123 31,836
United Parcel Service, Inc.,
Class
a
B 386 58,522
104,952
Automobile Components — 0.1%
Aptiv plc* 151 12,509
BorgWarner, Inc. 126 4,245
16,754
Automobiles — 2.2%
Ford Motor Co. 2,097 21,515
General Motors Co. 735 23,226
Tesla, Inc.* 1,473 353,638
398,379
Banks — 3.5%
Bank of America Corp. 3,689 112,478
Citigroup, Inc. 1,028 47,391
Citizens Financial Group, Inc. 253 6,899
Comerica, Inc. 71 3,211
Fifth Third Bancorp 364 10,538
Huntington Bancshares, Inc. 773 8,704
JPMorgan Chase & Co. 1,550 241,924
KeyCorp 500 6,195
M&T Bank Corp. 88 11,279
PNC Financial Services Group,
Inc. (The) 212 28,399
Regions Financial Corp. 501 8,357
Truist Financial Corp. 711 22,851
US Bancorp 831 31,678
Wells Fargo & Co. 1,953 87,084
Zions Bancorp NA 80 2,850
629,838
Beverages — 1.8%
Brown-Forman Corp., Class
a
B 98 5,757
Coca-Cola Co. (The) 2,077 121,380
Investments Shares Value
Common Stocks (continued)
Constellation Brands, Inc.,
Class
a
A 86 $ 20,682
Keurig Dr Pepper, Inc. 537 16,953
Molson Coors Beverage Co.,
Class
a
B 99 6,092
Monster Beverage Corp.* 398 21,950
PepsiCo, Inc. 734 123,525
316,339
Broadline Retail — 4.1%
Amazon.com, Inc.* 4,844 707,660
eBay, Inc. 285 11,688
Etsy, Inc.* 66 5,003
724,351
Building Products — 0.5%
A O Smith Corp. 66 4,974
Allegion plc 47 4,986
Carrier Global Corp. 448 23,278
Johnson Controls International
plc 364 19,219
Masco Corp. 120 7,266
Trane Technologies plc 122 27,500
87,223
Capital Markets — 3.3%
Ameriprise Financial, Inc. 55 19,443
Bank of New York Mellon Corp.
(The) 416 20,101
BlackRock, Inc. 75 56,342
Blackstone, Inc. 378 42,476
Cboe Global Markets, Inc. 56 10,203
Charles Schwab Corp. (The) 794 48,688
CME Group, Inc. 192 41,925
FactSet Research Systems, Inc. 20 9,069
Franklin Resources, Inc. 153 3,794
Goldman Sachs Group, Inc.
(The) 176 60,111
Intercontinental Exchange, Inc. 305 34,721
Invesco Ltd. 240 3,425
MarketAxess Holdings, Inc. 20 4,802
Moody's Corp. 84 30,657
Morgan Stanley 681 54,031
MSCI, Inc., Class
a
A 42 21,876
Nasdaq, Inc. 182 10,163
Northern Trust Corp. 110 8,717
Raymond James Financial, Inc. 100 10,515
S&P Global, Inc. 173 71,939
State Street Corp. 170 12,379
T. Rowe Price Group, Inc. 120 12,016
587,393
Chemicals — 1.9%
Air Products and Chemicals,
Inc. 118 31,925
Albemarle Corp. 63 7,640
Celanese Corp., Class
a
A 53 7,349
CF Industries Holdings, Inc. 103 7,740
Corteva, Inc. 379 17,131
Dow, Inc. 376 19,458

See accompanying notes to the financial statements.
S&P 500
®
EX-HEALTH CARE ETF :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
44
SPXV
::
Investments Shares Value
Common Stocks (continued)
DuPont de Nemours, Inc. 245 $ 17,527
Eastman Chemical Co. 63 5,281
Ecolab, Inc. 135 25,884
FMC Corp. 68 3,649
International Flavors &
Fragrances, Inc. 136 10,252
Linde plc 260 107,580
LyondellBasell Industries NV,
Class
a
A 137 13,029
Mosaic Co. (The) 178 6,388
PPG Industries, Inc. 126 17,891
Sherwin-Williams Co. (The) 126 35,129
333,853
Commercial Services & Supplies — 0.7%
Cintas Corp. 46 25,450
Copart, Inc.* 464 23,302
Republic Services, Inc., Class
a
A 110 17,802
Rollins, Inc. 151 6,152
Veralto Corp.* 117 9,038
Waste Management, Inc. 197 33,685
115,429
Communications Equipment — 1.0%
Arista Networks, Inc.* 134 29,441
Cisco Systems, Inc. 2,175 105,227
F5, Inc.* 32 5,478
Juniper Networks, Inc. 172 4,893
Motorola Solutions, Inc. 89 28,736
173,775
Construction & Engineering — 0.1%
Quanta Services, Inc. 77 14,500
Construction Materials — 0.2%
Martin Marietta Materials, Inc. 33 15,331
Vulcan Materials Co. 71 15,163
30,494
Consumer Finance — 0.5%
American Express Co. 310 52,939
Capital One Financial Corp. 203 22,667
Discover Financial Services 133 12,369
Synchrony Financial 224 7,248
95,223
Consumer Staples Distribution & Retail — 2.0%
Costco Wholesale Corp. 236 139,887
Dollar General Corp. 117 15,341
Dollar Tree, Inc.* 112 13,842
Kroger Co. (The) 353 15,627
Sysco Corp. 269 19,414
Target Corp. 246 32,917
Walgreens Boots Alliance, Inc. 383 7,637
Walmart, Inc. 761 118,480
363,145
Containers & Packaging — 0.3%
Amcor plc 786 7,451
Investments Shares Value
Common Stocks (continued)
Avery Dennison Corp. 43 $ 8,364
Ball Corp. 169 9,344
International Paper Co. 185 6,834
Packaging Corp. of America 48 8,064
Sealed Air Corp. 78 2,604
Westrock Co. 138 5,681
48,342
Distributors — 0.1%
Genuine Parts Co. 75 9,959
LKQ Corp. 144 6,412
Pool Corp. 21 7,294
23,665
Diversified Telecommunication Services — 0.8%
AT&T, Inc. 3,815 63,215
Verizon Communications, Inc. 2,244 86,012
149,227
Electric Utilities — 1.8%
Alliant Energy Corp. 136 6,878
American Electric Power Co.,
Inc. 275 21,876
Constellation Energy Corp. 171 20,698
Duke Energy Corp. 411 37,927
Edison International 204 13,666
Entergy Corp. 113 11,459
Evergy, Inc. 123 6,278
Eversource Energy 186 11,050
Exelon Corp. 532 20,487
FirstEnergy Corp. 276 10,196
NextEra Energy, Inc. 1,080 63,191
NRG Energy, Inc. 123 5,884
PG&E Corp.* 1,117 19,179
Pinnacle West Capital Corp. 60 4,497
PPL Corp. 394 10,291
Southern Co. (The) 582 41,310
Xcel Energy, Inc. 295 17,948
322,815
Electrical Equipment — 0.7%
AMETEK, Inc. 123 19,093
Eaton Corp. plc 213 48,498
Emerson Electric Co. 305 27,115
Generac Holdings, Inc.* 33 3,863
Hubbell, Inc., Class
a
B 29 8,700
Rockwell Automation, Inc. 61 16,802
124,071
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class
a
A 318 28,935
CDW Corp. 71 14,972
Corning, Inc. 410 11,681
Keysight Technologies, Inc.* 95 12,910
TE Connectivity Ltd. 167 21,877
Teledyne Technologies, Inc.* 25 10,074
Trimble, Inc.* 133 6,171

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: S&P 500
®
EX-HEALTH CARE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
45
SPXV
::
Investments Shares Value
Common Stocks (continued)
Zebra Technologies Corp.,
Class
a
A* 27 $ 6,398
113,018
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class
a
A 539 18,191
Halliburton Co. 480 17,775
Schlumberger NV 759 39,498
75,464
Entertainment — 1.4%
Electronic Arts, Inc. 131 18,079
Live Nation Entertainment, Inc.* 76 6,401
Netflix, Inc.* 236 111,857
Take-Two Interactive Software,
Inc.* 84 13,289
Walt Disney Co. (The)* 977 90,558
Warner Bros Discovery, Inc.* 1,185 12,383
252,567
Financial Services — 4.9%
Berkshire Hathaway, Inc.,
Class
a
B* 973 350,280
Fidelity National Information
Services, Inc. 317 18,589
Fiserv, Inc.* 325 42,448
FleetCor Technologies, Inc.* 39 9,379
Global Payments, Inc. 139 16,185
Jack Henry & Associates, Inc. 39 6,189
Mastercard, Inc., Class
a
A 444 183,741
PayPal Holdings, Inc.* 586 33,759
Visa, Inc., Class
a
A 857 219,975
880,545
Food Products — 1.0%
Archer-Daniels-Midland Co. 286 21,087
Bunge Global SA 80 8,790
Campbell Soup Co. 106 4,259
Conagra Brands, Inc. 256 7,242
General Mills, Inc. 312 19,862
Hershey Co. (The) 80 15,034
Hormel Foods Corp. 155 4,741
J M Smucker Co. (The) 54 5,925
Kellanova 142 7,461
Kraft Heinz Co. (The) 427 14,992
Lamb Weston Holdings, Inc. 78 7,802
McCormick & Co., Inc.
(Non-Voting) 134 8,687
Mondelez International, Inc.,
Class
a
A 726 51,590
Tyson Foods, Inc., Class
a
A 153 7,166
184,638
Gas Utilities — 0.1%
Atmos Energy Corp. 79 8,991
Ground Transportation — 0.9%
CSX Corp. 1,072 34,626
JB Hunt Transport Services, Inc. 44 8,152
Investments Shares Value
Common Stocks (continued)
Norfolk Southern Corp. 121 $ 26,397
Old Dominion Freight Line, Inc. 48 18,675
Union Pacific Corp. 325 73,213
161,063
Health Care REITs — 0.2%
Healthpeak Properties, Inc.,
REIT 293 5,075
Ventas, Inc., REIT 216 9,901
Welltower, Inc., REIT 295 26,285
41,261
Hotel & Resort REITs — 0.0%(a)
Host Hotels & Resorts, Inc.,
REIT 380 6,639
Hotels, Restaurants & Leisure — 2.4%
Airbnb, Inc., Class
a
A* 227 28,679
Booking Holdings, Inc.* 19 59,388
Caesars Entertainment, Inc.* 116 5,188
Carnival Corp.* 538 8,102
Chipotle Mexican Grill, Inc.,
Class
a
A* 15 33,034
Darden Restaurants, Inc. 64 10,014
Domino's Pizza, Inc. 19 7,465
Expedia Group, Inc.* 73 9,941
Hilton Worldwide Holdings, Inc. 139 23,285
Las Vegas Sands Corp. 176 8,117
Marriott International, Inc.,
Class
a
A 134 27,162
McDonald's Corp. 389 109,636
MGM Resorts International 151 5,955
Norwegian Cruise Line Holdings
Ltd.* 228 3,482
Royal Caribbean Cruises Ltd.* 126 13,540
Starbucks Corp. 611 60,672
Wynn Resorts Ltd. 52 4,390
Yum! Brands, Inc. 149 18,707
436,757
Household Durables — 0.4%
DR Horton, Inc. 162 20,682
Garmin Ltd. 82 10,024
Lennar Corp., Class
a
A 135 17,269
Mohawk Industries, Inc.* 28 2,473
NVR, Inc.* 2 12,311
PulteGroup, Inc. 117 10,345
Whirlpool Corp. 29 3,158
76,262
Household Products — 1.5%
Church & Dwight Co., Inc. 131 12,659
Clorox Co. (The) 66 9,461
Colgate-Palmolive Co. 441 34,738
Kimberly-Clark Corp. 180 22,271
Procter & Gamble Co. (The) 1,258 193,128
272,257

See accompanying notes to the financial statements.
S&P 500
®
EX-HEALTH CARE ETF :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
46
SPXV
::
Investments Shares Value
Common Stocks (continued)
Independent Power and Renewable Electricity Producers — 0.0%(a)
AES Corp. (The) 358 $ 6,161
Industrial Conglomerates — 1.0%
3M Co. 294 29,126
General Electric Co. 580 70,644
Honeywell International, Inc. 354 69,356
169,126
Industrial REITs — 0.3%
Prologis, Inc., REIT 493 56,661
Insurance — 2.5%
Aflac, Inc. 288 23,821
Allstate Corp. (The) 139 19,164
American International Group,
Inc. 381 25,074
Aon plc, Class
a
A 108 35,477
Arch Capital Group Ltd.* 199 16,654
Arthur J Gallagher & Co. 115 28,635
Assurant, Inc. 28 4,705
Brown & Brown, Inc. 126 9,417
Chubb Ltd. 219 50,245
Cincinnati Financial Corp. 84 8,634
Everest Group Ltd. 23 9,443
Globe Life, Inc. 46 5,664
Hartford Financial Services
Group, Inc. (The) 163 12,740
Loews Corp. 99 6,959
Marsh & McLennan Cos., Inc. 263 52,447
MetLife, Inc. 338 21,507
Principal Financial Group, Inc. 119 8,786
Progressive Corp. (The) 312 51,177
Prudential Financial, Inc. 194 18,969
Travelers Cos., Inc. (The) 122 22,036
W R Berkley Corp. 108 7,835
Willis Towers Watson plc 56 13,793
453,182
Interactive Media & Services — 6.6%
Alphabet, Inc., Class
a
A* 3,165 419,457
Alphabet, Inc., Class
a
C* 2,693 360,647
Match Group, Inc.* 149 4,825
Meta Platforms, Inc., Class
a
A* 1,186 388,000
1,172,929
IT Services — 1.4%
Accenture plc, Class
a
A 336 111,935
Akamai Technologies, Inc.* 81 9,358
Cognizant Technology Solutions
Corp., Class
a
A 269 18,932
EPAM Systems, Inc.* 31 8,004
Gartner, Inc.* 42 18,263
International Business Machines
Corp. 486 77,060
VeriSign, Inc.* 48 10,186
253,738
Investments Shares Value
Common Stocks (continued)
Leisure Products — 0.0%(a)
Hasbro, Inc. 71 $ 3,295
Machinery — 1.9%
Caterpillar, Inc. 272 68,196
Cummins, Inc. 76 17,036
Deere & Co. 145 52,839
Dover Corp. 75 10,587
Fortive Corp. 188 12,968
IDEX Corp. 40 8,067
Illinois Tool Works, Inc. 147 35,605
Ingersoll Rand, Inc. 216 15,429
Nordson Corp. 29 6,825
Otis Worldwide Corp. 220 18,874
PACCAR, Inc. 279 25,618
Parker-Hannifin Corp. 68 29,456
Pentair plc 88 5,679
Snap-on, Inc. 28 7,691
Stanley Black & Decker, Inc. 82 7,454
Westinghouse Air Brake
Technologies Corp. 96 11,190
Xylem, Inc. 128 13,457
346,971
Media — 0.8%
Charter Communications, Inc.,
Class
a
A* 54 21,607
Comcast Corp., Class
a
A 2,196 91,990
Fox Corp., Class
a
A 136 4,017
Fox Corp., Class
a
B 71 1,964
Interpublic Group of Cos., Inc.
(The) 206 6,333
News Corp., Class
a
A 204 4,496
News Corp., Class
a
B 63 1,452
Omnicom Group, Inc. 105 8,466
Paramount Global, Class
a
B(b) 258 3,708
144,033
Metals & Mining — 0.5%
Freeport-McMoRan, Inc. 765 28,550
Newmont Corp. 615 24,717
Nucor Corp. 133 22,606
Steel Dynamics, Inc. 83 9,887
85,760
Multi-Utilities — 0.8%
Ameren Corp. 140 10,863
CenterPoint Energy, Inc. 338 9,555
CMS Energy Corp. 156 8,855
Consolidated Edison, Inc. 184 16,580
Dominion Energy, Inc. 447 20,267
DTE Energy Co. 110 11,452
NiSource, Inc. 221 5,666
Public Service Enterprise Group,
Inc. 266 16,606
Sempra 335 24,412
WEC Energy Group, Inc. 168 14,048
138,304

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: S&P 500
®
EX-HEALTH CARE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
47
SPXV
::
Investments Shares Value
Common Stocks (continued)
Office REITs — 0.1%
Alexandria Real Estate Equities,
Inc., REIT 83 $ 9,080
Boston Properties, Inc., REIT 77 4,384
13,464
Oil, Gas & Consumable Fuels — 4.3%
APA Corp. 165 5,940
Chevron Corp. 947 135,989
ConocoPhillips 638 73,734
Coterra Energy, Inc. 405 10,631
Devon Energy Corp. 343 15,425
Diamondback Energy, Inc. 95 14,669
EOG Resources, Inc. 310 38,152
EQT Corp. 194 7,752
Exxon Mobil Corp. 2,157 221,610
Hess Corp. 147 20,662
Kinder Morgan, Inc. 1,036 18,203
Marathon Oil Corp. 324 8,239
Marathon Petroleum Corp. 213 31,777
Occidental Petroleum Corp. 355 20,998
ONEOK, Inc. 311 21,412
Phillips 66 237 30,547
Pioneer Natural Resources Co. 124 28,723
Targa Resources Corp. 119 10,764
Valero Energy Corp. 188 23,568
Williams Cos., Inc. (The) 650 23,914
762,709
Passenger Airlines — 0.2%
Alaska Air Group, Inc.* 69 2,609
American Airlines Group, Inc.* 349 4,338
Delta Air Lines, Inc. 344 12,704
Southwest Airlines Co. 319 8,157
United Airlines Holdings, Inc.* 176 6,934
34,742
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The),
Class
a
A 124 15,834
Kenvue, Inc. 921 18,825
34,659
Professional Services — 0.8%
Automatic Data Processing, Inc. 220 50,582
Broadridge Financial Solutions,
Inc. 63 12,211
Ceridian HCM Holding, Inc.* 83 5,719
Equifax, Inc. 65 14,151
Jacobs Solutions, Inc. 67 8,521
Leidos Holdings, Inc. 73 7,834
Paychex, Inc. 171 20,857
Paycom Software, Inc. 26 4,723
Robert Half, Inc. 57 4,673
Verisk Analytics, Inc., Class
a
A 77 18,590
147,861
Investments Shares Value
Common Stocks (continued)
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class
a
A* 165 $ 13,028
CoStar Group, Inc.* 218 18,103
31,131
Residential REITs — 0.3%
AvalonBay Communities, Inc.,
REIT 76 13,143
Camden Property Trust, REIT 57 5,145
Equity Residential, REIT 185 10,515
Essex Property Trust, Inc., REIT 34 7,258
Invitation Homes, Inc., REIT 308 10,275
Mid-America Apartment
Communities, Inc., REIT 62 7,718
UDR, Inc., REIT 163 5,444
59,498
Retail REITs — 0.3%
Federal Realty Investment Trust,
REIT 39 3,728
Kimco Realty Corp., REIT 332 6,414
Realty Income Corp., REIT 379 20,451
Regency Centers Corp., REIT 88 5,525
Simon Property Group, Inc.,
REIT 174 21,731
57,849
Semiconductors & Semiconductor Equipment — 8.7%
Advanced Micro Devices, Inc.* 861 104,319
Analog Devices, Inc. 267 48,962
Applied Materials, Inc. 448 67,101
Broadcom, Inc. 234 216,621
Enphase Energy, Inc.* 73 7,374
First Solar, Inc.* 57 8,993
Intel Corp. 2,235 99,905
KLA Corp. 73 39,757
Lam Research Corp. 71 50,830
Microchip Technology, Inc. 290 24,198
Micron Technology, Inc. 584 44,454
Monolithic Power Systems, Inc. 25 13,718
NVIDIA Corp. 1,318 616,429
NXP Semiconductors NV 137 27,959
ON Semiconductor Corp.* 230 16,406
Qorvo, Inc.* 52 5,018
QUALCOMM, Inc. 595 76,785
Skyworks Solutions, Inc. 85 8,239
SolarEdge Technologies, Inc.* 30 2,381
Teradyne, Inc. 82 7,563
Texas Instruments, Inc. 484 73,912
1,560,924
Software — 12.8%
Adobe, Inc.* 243 148,475
ANSYS, Inc.* 46 13,495
Autodesk, Inc.* 114 24,901
Cadence Design Systems, Inc.* 145 39,624
Fair Isaac Corp.* 13 14,139
Fortinet, Inc.* 349 18,343

See accompanying notes to the financial statements.
S&P 500
®
EX-HEALTH CARE ETF :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
48
SPXV
::
Investments Shares Value
Common Stocks (continued)
Gen Digital, Inc. 301 $ 6,646
Intuit, Inc. 149 85,148
Microsoft Corp. 3,963 1,501,620
Oracle Corp. 839 97,500
Palo Alto Networks, Inc.* 163 48,100
PTC, Inc.* 63 9,914
Roper Technologies, Inc. 57 30,680
Salesforce, Inc.* 519 130,736
ServiceNow, Inc.* 109 74,746
Synopsys, Inc.* 81 44,002
Tyler Technologies, Inc.* 22 8,994
2,297,063
Specialized REITs — 1.3%
American Tower Corp., REIT 249 51,986
Crown Castle, Inc., REIT 231 27,092
Digital Realty Trust, Inc., REIT 161 22,344
Equinix, Inc., REIT 50 40,751
Extra Space Storage, Inc., REIT 113 14,709
Iron Mountain, Inc., REIT 156 10,007
Public Storage, REIT 84 21,736
SBA Communications Corp.,
Class
a
A, REIT 58 14,324
VICI Properties, Inc., Class
a
A,
REIT 541 16,170
Weyerhaeuser Co., REIT 391 12,258
231,377
Specialty Retail — 2.3%
AutoZone, Inc.* 10 26,099
Bath & Body Works, Inc. 123 4,012
Best Buy Co., Inc. 104 7,378
CarMax, Inc.* 84 5,371
Home Depot, Inc. (The) 536 168,031
Lowe's Cos., Inc. 312 62,035
O'Reilly Automotive, Inc.* 32 31,436
Ross Stores, Inc. 182 23,729
TJX Cos., Inc. (The) 613 54,011
Tractor Supply Co. 58 11,775
Ulta Beauty, Inc.* 27 11,502
405,379
Technology Hardware, Storage & Peripherals — 8.6%
Apple, Inc. 7,839 1,489,018
Hewlett Packard Enterprise Co. 690 11,668
HP, Inc. 464 13,614
NetApp, Inc. 112 10,236
Seagate Technology Holdings
plc 103 8,147
Western Digital Corp.* 172 8,309
1,540,992
Textiles, Apparel & Luxury Goods — 0.6%
Lululemon Athletica, Inc.* 62 27,702
NIKE, Inc., Class
a
B 653 72,006
Ralph Lauren Corp., Class
a
A 22 2,846
Tapestry, Inc. 125 3,959
VF Corp. 177 2,961
109,474
Investments Shares Value
Common Stocks (continued)
Tobacco — 0.7%
Altria Group, Inc. 947 $ 39,812
Philip Morris International, Inc. 829 77,395
117,207
Trading Companies & Distributors — 0.3%
Fastenal Co. 306 18,351
United Rentals, Inc. 36 17,137
WW Grainger, Inc. 24 18,868
54,356
Water Utilities — 0.1%
American Water Works Co., Inc. 104 13,711
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. 276 41,524
Total Common Stocks
(Cost $16,271,594)
17,846,150
Securities Lending Reinvestments (c) — 0.0% (a)
Investment Companies — 0.0% (a)
Invesco Government & Agency Portfolio,
Institutional Class 5.28% (d)
(Cost $15) 15 15
Principal
Amount Value
Short-Term Investments — 0.1%
Repurchase Agreements (e) — 0.1%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $10,971
(Cost $10,971) $ 10,971 10,971
Total Investments — 99.8%
(Cost $16,282,580) 17,857,136
Other assets less liabilities — 0.2% 27,570
Net Assets — 100.0% $ 17,884,706
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at November
30, 2023. The total value of securities on loan at November
30, 2023 was $3,319, collateralized in the form of cash with a value of $15 that was reinvested in the securities shown in the
Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $3,434 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 5.25%, and maturity dates ranging from January 15,
2024 – February 15, 2051. The total value of collateral is $3,449.
(c) The security was purchased with cash collateral held from securities on loan at November 30, 2023. The total value of
securities purchased was $15.
(d) Rate shown is the 7-day yield as of November 30, 2023.

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: S&P 500
®
EX-HEALTH CARE ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
49
SPXV
::
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
CME Chicago Mercantile Exchange
REIT Real Estate Investment Trust
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,112,642
Aggregate gross unrealized depreciation (568,180)
Net unrealized appreciation $ 1,544,462
Federal income tax cost $ 16,312,674

S&P 500
®
EX-TECHNOLOGY ETF :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
50
SPXT
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 99.7%
Aerospace & Defense — 2.3%
Axon Enterprise, Inc.* 99 $ 22,757
Boeing Co. (The)* 802 185,767
General Dynamics Corp. 321 79,278
Howmet Aerospace, Inc. 554 29,141
Huntington Ingalls Industries,
Inc. 56 13,273
L3Harris Technologies, Inc. 268 51,137
Lockheed Martin Corp. 317 141,943
Northrop Grumman Corp. 201 95,507
RTX Corp. 2,059 167,767
Textron, Inc. 280 21,465
TransDigm Group, Inc. 78 75,104
883,139
Air Freight & Logistics — 0.7%
CH Robinson Worldwide, Inc. 165 13,538
Expeditors International of
Washington, Inc. 209 25,151
FedEx Corp. 327 84,638
United Parcel Service, Inc.,
Class
a
B 1,023 155,097
278,424
Automobile Components — 0.1%
Aptiv plc* 400 33,136
BorgWarner, Inc. 333 11,219
44,355
Automobiles — 2.7%
Ford Motor Co. 5,562 57,066
General Motors Co. 1,947 61,525
Tesla, Inc.* 3,906 937,753
1,056,344
Banks — 4.3%
Bank of America Corp. 9,782 298,253
Citigroup, Inc. 2,725 125,623
Citizens Financial Group, Inc. 668 18,216
Comerica, Inc. 186 8,411
Fifth Third Bancorp 963 27,879
Huntington Bancshares, Inc. 2,049 23,072
JPMorgan Chase & Co. 4,111 641,645
KeyCorp 1,324 16,404
M&T Bank Corp. 235 30,120
PNC Financial Services Group,
Inc. (The) 563 75,420
Regions Financial Corp. 1,328 22,151
Truist Financial Corp. 1,885 60,584
US Bancorp 2,203 83,978
Wells Fargo & Co. 5,177 230,842
Zions Bancorp NA 210 7,482
1,670,080
Beverages — 2.2%
Brown-Forman Corp., Class
a
B 259 15,214
Coca-Cola Co. (The) 5,507 321,829
Investments Shares Value
Common Stocks (continued)
Constellation Brands, Inc.,
Class
a
A 228 $ 54,832
Keurig Dr Pepper, Inc. 1,423 44,924
Molson Coors Beverage Co.,
Class
a
B 263 16,185
Monster Beverage Corp.* 1,052 58,018
PepsiCo, Inc. 1,947 327,660
838,662
Biotechnology — 2.7%
AbbVie, Inc. 2,497 355,548
Amgen, Inc. 757 204,117
Biogen, Inc.* 205 47,986
Gilead Sciences, Inc. 1,763 135,046
Incyte Corp.* 263 14,291
Moderna, Inc.* 468 36,364
Regeneron Pharmaceuticals,
Inc.* 151 124,395
Vertex Pharmaceuticals, Inc.* 365 129,506
1,047,253
Broadline Retail — 5.0%
Amazon.com, Inc.* 12,847 1,876,818
eBay, Inc. 753 30,881
Etsy, Inc.* 174 13,191
1,920,890
Building Products — 0.6%
A O Smith Corp. 176 13,263
Allegion plc 124 13,155
Carrier Global Corp. 1,185 61,573
Johnson Controls International
plc 963 50,846
Masco Corp. 318 19,255
Trane Technologies plc 323 72,808
230,900
Capital Markets — 4.0%
Ameriprise Financial, Inc. 145 51,259
Bank of New York Mellon Corp.
(The) 1,102 53,249
BlackRock, Inc. 199 149,495
Blackstone, Inc. 1,004 112,820
Cboe Global Markets, Inc. 149 27,146
Charles Schwab Corp. (The) 2,104 129,017
CME Group, Inc. 509 111,145
FactSet Research Systems, Inc. 54 24,487
Franklin Resources, Inc. 402 9,970
Goldman Sachs Group, Inc.
(The) 466 159,158
Intercontinental Exchange, Inc. 810 92,210
Invesco Ltd. 635 9,061
MarketAxess Holdings, Inc. 53 12,726
Moody's Corp. 223 81,386
Morgan Stanley 1,805 143,209
MSCI, Inc., Class
a
A 112 58,335
Nasdaq, Inc. 480 26,803
Northern Trust Corp. 293 23,220
Raymond James Financial, Inc. 266 27,970
S&P Global, Inc. 460 191,282

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: S&P 500
®
EX-TECHNOLOGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
51
SPXT
::
Investments Shares Value
Common Stocks (continued)
State Street Corp. 451 $ 32,842
T. Rowe Price Group, Inc. 317 31,741
1,558,531
Chemicals — 2.3%
Air Products and Chemicals,
Inc. 314 84,953
Albemarle Corp. 166 20,131
Celanese Corp., Class
a
A 142 19,690
CF Industries Holdings, Inc. 273 20,516
Corteva, Inc. 1,004 45,381
Dow, Inc. 995 51,491
DuPont de Nemours, Inc. 649 46,430
Eastman Chemical Co. 168 14,083
Ecolab, Inc. 359 68,831
FMC Corp. 176 9,444
International Flavors &
Fragrances, Inc. 361 27,212
Linde plc 690 285,501
LyondellBasell Industries NV,
Class
a
A 362 34,426
Mosaic Co. (The) 470 16,868
PPG Industries, Inc. 333 47,283
Sherwin-Williams Co. (The) 335 93,398
885,638
Commercial Services & Supplies — 0.8%
Cintas Corp. 122 67,496
Copart, Inc.* 1,229 61,720
Republic Services, Inc., Class
a
A 291 47,095
Rollins, Inc. 397 16,174
Veralto Corp.* 310 23,948
Waste Management, Inc. 522 89,257
305,690
Construction & Engineering — 0.1%
Quanta Services, Inc. 205 38,603
Construction Materials — 0.2%
Martin Marietta Materials, Inc. 87 40,420
Vulcan Materials Co. 188 40,149
80,569
Consumer Finance — 0.7%
American Express Co. 823 140,544
Capital One Financial Corp. 540 60,296
Discover Financial Services 354 32,922
Synchrony Financial 592 19,157
252,919
Consumer Staples Distribution & Retail — 2.5%
Costco Wholesale Corp. 627 371,648
Dollar General Corp. 310 40,647
Dollar Tree, Inc.* 296 36,583
Kroger Co. (The) 934 41,348
Sysco Corp. 715 51,602
Target Corp. 653 87,378
Walgreens Boots Alliance, Inc. 1,014 20,219
Investments Shares Value
Common Stocks (continued)
Walmart, Inc. 2,019 $ 314,338
963,763
Containers & Packaging — 0.3%
Amcor plc 2,082 19,737
Avery Dennison Corp. 114 22,173
Ball Corp. 446 24,659
International Paper Co. 490 18,101
Packaging Corp. of America 127 21,337
Sealed Air Corp. 204 6,810
Westrock Co. 363 14,945
127,762
Distributors — 0.2%
Genuine Parts Co. 199 26,423
LKQ Corp. 379 16,877
Pool Corp. 55 19,103
62,403
Diversified Telecommunication Services — 1.0%
AT&T, Inc. 10,115 167,605
Verizon Communications, Inc. 5,948 227,987
395,592
Electric Utilities — 2.2%
Alliant Energy Corp. 358 18,104
American Electric Power Co.,
Inc. 729 57,992
Constellation Energy Corp. 455 55,073
Duke Energy Corp. 1,090 100,585
Edison International 542 36,309
Entergy Corp. 299 30,322
Evergy, Inc. 325 16,588
Eversource Energy 494 29,349
Exelon Corp. 1,408 54,222
FirstEnergy Corp. 730 26,966
NextEra Energy, Inc. 2,863 167,514
NRG Energy, Inc. 324 15,500
PG&E Corp.* 2,959 50,806
Pinnacle West Capital Corp. 160 11,991
PPL Corp. 1,043 27,243
Southern Co. (The) 1,543 109,522
Xcel Energy, Inc. 780 47,455
855,541
Electrical Equipment — 0.9%
AMETEK, Inc. 326 50,605
Eaton Corp. plc 564 128,417
Emerson Electric Co. 809 71,920
Generac Holdings, Inc.* 88 10,302
Hubbell, Inc., Class
a
B 76 22,800
Rockwell Automation, Inc. 163 44,897
328,941
Energy Equipment & Services — 0.5%
Baker Hughes Co., Class
a
A 1,429 48,229
Halliburton Co. 1,271 47,065
Schlumberger NV 2,011 104,652
199,946

See accompanying notes to the financial statements.
S&P 500
®
EX-TECHNOLOGY ETF :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
52
SPXT
::
Investments Shares Value
Common Stocks (continued)
Entertainment — 1.7%
Electronic Arts, Inc. 349 $ 48,166
Live Nation Entertainment, Inc.* 201 16,928
Netflix, Inc.* 627 297,179
Take-Two Interactive Software,
Inc.* 223 35,279
Walt Disney Co. (The)* 2,589 239,974
Warner Bros Discovery, Inc.* 3,138 32,792
670,318
Financial Services — 6.1%
Berkshire Hathaway, Inc.,
Class
a
B* 2,580 928,800
Fidelity National Information
Services, Inc. 838 49,140
Fiserv, Inc.* 863 112,716
FleetCor Technologies, Inc.* 105 25,253
Global Payments, Inc. 368 42,850
Jack Henry & Associates, Inc. 103 16,345
Mastercard, Inc., Class
a
A 1,177 487,078
PayPal Holdings, Inc.* 1,554 89,526
Visa, Inc., Class
a
A 2,273 583,434
2,335,142
Food Products — 1.3%
Archer-Daniels-Midland Co. 759 55,961
Bunge Global SA 213 23,402
Campbell Soup Co. 278 11,170
Conagra Brands, Inc. 676 19,124
General Mills, Inc. 828 52,711
Hershey Co. (The) 212 39,839
Hormel Foods Corp. 410 12,542
J M Smucker Co. (The) 145 15,911
Kellanova 373 19,597
Kraft Heinz Co. (The) 1,130 39,674
Lamb Weston Holdings, Inc. 206 20,606
McCormick & Co., Inc.
(Non-Voting) 355 23,015
Mondelez International, Inc.,
Class
a
A 1,925 136,791
Tyson Foods, Inc., Class
a
A 404 18,923
489,266
Gas Utilities — 0.1%
Atmos Energy Corp. 210 23,900
Ground Transportation — 1.1%
CSX Corp. 2,839 91,700
JB Hunt Transport Services, Inc. 116 21,491
Norfolk Southern Corp. 321 70,029
Old Dominion Freight Line, Inc. 127 49,411
Union Pacific Corp. 862 194,183
426,814
Health Care Equipment & Supplies — 3.5%
Abbott Laboratories 2,455 256,032
Align Technology, Inc.* 101 21,594
Baxter International, Inc. 717 25,869
Investments Shares Value
Common Stocks (continued)
Becton Dickinson & Co. 410 $ 96,834
Boston Scientific Corp.* 2,072 115,804
Cooper Cos., Inc. (The) 70 23,584
DENTSPLY SIRONA, Inc. 300 9,525
Dexcom, Inc.* 549 63,420
Edwards Lifesciences Corp.* 860 58,231
GE HealthCare Technologies,
Inc. 553 37,858
Hologic, Inc.* 347 24,741
IDEXX Laboratories, Inc.* 117 54,501
Insulet Corp.* 99 18,720
Intuitive Surgical, Inc.* 497 154,487
Medtronic plc 1,883 149,265
ResMed, Inc. 208 32,808
STERIS plc 140 28,132
Stryker Corp. 478 141,646
Teleflex, Inc. 66 14,896
Zimmer Biomet Holdings, Inc. 296 34,428
1,362,375
Health Care Providers & Services — 4.2%
Cardinal Health, Inc. 360 38,549
Cencora, Inc. 236 47,995
Centene Corp.* 766 56,439
Cigna Group (The) 419 110,147
CVS Health Corp. 1,817 123,465
DaVita, Inc.* 76 7,711
Elevance Health, Inc. 333 159,670
HCA Healthcare, Inc. 285 71,387
Henry Schein, Inc.* 185 12,345
Humana, Inc. 175 84,850
Laboratory Corp. of America
Holdings 125 27,114
McKesson Corp. 191 89,877
Molina Healthcare, Inc.* 82 29,976
Quest Diagnostics, Inc. 159 21,819
UnitedHealth Group, Inc. 1,311 724,944
Universal Health Services, Inc.,
Class
a
B 88 12,098
1,618,386
Health Care REITs — 0.3%
Healthpeak Properties, Inc.,
REIT 774 13,406
Ventas, Inc., REIT 569 26,083
Welltower, Inc., REIT 781 69,587
109,076
Hotel & Resort REITs — 0.0%(a)
Host Hotels & Resorts, Inc.,
REIT 1,007 17,592
Hotels, Restaurants & Leisure — 3.0%
Airbnb, Inc., Class
a
A* 603 76,183
Booking Holdings, Inc.* 51 159,411
Caesars Entertainment, Inc.* 305 13,640
Carnival Corp.* 1,425 21,460
Chipotle Mexican Grill, Inc.,
Class
a
A* 39 85,888

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: S&P 500
®
EX-TECHNOLOGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
53
SPXT
::
Investments Shares Value
Common Stocks (continued)
Darden Restaurants, Inc. 171 $ 26,756
Domino's Pizza, Inc. 50 19,644
Expedia Group, Inc.* 195 26,555
Hilton Worldwide Holdings, Inc. 370 61,982
Las Vegas Sands Corp. 465 21,446
Marriott International, Inc.,
Class
a
A 354 71,756
McDonald's Corp. 1,031 290,577
MGM Resorts International 397 15,658
Norwegian Cruise Line Holdings
Ltd.* 602 9,193
Royal Caribbean Cruises Ltd.* 333 35,784
Starbucks Corp. 1,621 160,965
Wynn Resorts Ltd. 137 11,566
Yum! Brands, Inc. 396 49,718
1,158,182
Household Durables — 0.5%
DR Horton, Inc. 431 55,026
Garmin Ltd. 217 26,526
Lennar Corp., Class
a
A 357 45,668
Mohawk Industries, Inc.* 75 6,623
NVR, Inc.* 5 30,777
PulteGroup, Inc. 310 27,410
Whirlpool Corp. 78 8,494
200,524
Household Products — 1.9%
Church & Dwight Co., Inc. 348 33,627
Clorox Co. (The) 175 25,086
Colgate-Palmolive Co. 1,170 92,161
Kimberly-Clark Corp. 478 59,143
Procter & Gamble Co. (The) 3,335 511,989
722,006
Independent Power and Renewable Electricity Producers — 0.0%(a)
AES Corp. (The) 947 16,298
Industrial Conglomerates — 1.2%
3M Co. 781 77,374
General Electric Co. 1,540 187,572
Honeywell International, Inc. 939 183,969
448,915
Industrial REITs — 0.4%
Prologis, Inc., REIT 1,307 150,213
Insurance — 3.1%
Aflac, Inc. 765 63,273
Allstate Corp. (The) 370 51,012
American International Group,
Inc. 1,007 66,271
Aon plc, Class
a
A 287 94,277
Arch Capital Group Ltd.* 528 44,188
Arthur J Gallagher & Co. 305 75,945
Assurant, Inc. 75 12,602
Brown & Brown, Inc. 333 24,888
Chubb Ltd. 581 133,299
Investments Shares Value
Common Stocks (continued)
Cincinnati Financial Corp. 222 $ 22,819
Everest Group Ltd. 61 25,044
Globe Life, Inc. 123 15,145
Hartford Financial Services
Group, Inc. (The) 433 33,843
Loews Corp. 262 18,416
Marsh & McLennan Cos., Inc. 699 139,395
MetLife, Inc. 894 56,885
Principal Financial Group, Inc. 315 23,256
Progressive Corp. (The) 828 135,817
Prudential Financial, Inc. 514 50,259
Travelers Cos., Inc. (The) 324 58,521
W R Berkley Corp. 288 20,894
Willis Towers Watson plc 148 36,452
1,202,501
Interactive Media & Services — 8.1%
Alphabet, Inc., Class
a
A* 8,395 1,112,589
Alphabet, Inc., Class
a
C* 7,141 956,323
Match Group, Inc.* 393 12,725
Meta Platforms, Inc., Class
a
A* 3,145 1,028,887
3,110,524
Leisure Products — 0.0%(a)
Hasbro, Inc. 185 8,586
Life Sciences Tools & Services — 2.0%
Agilent Technologies, Inc. 418 53,420
Bio-Rad Laboratories, Inc.,
Class
a
A* 30 9,148
Bio-Techne Corp. 223 14,027
Charles River Laboratories
International, Inc.* 73 14,387
Danaher Corp. 930 207,678
Illumina, Inc.* 224 22,837
IQVIA Holdings, Inc.* 259 55,452
Mettler-Toledo International,
Inc.* 31 33,850
Revvity, Inc. 176 15,646
Thermo Fisher Scientific, Inc. 546 270,685
Waters Corp.* 84 23,571
West Pharmaceutical Services,
Inc. 105 36,830
757,531
Machinery — 2.4%
Caterpillar, Inc. 722 181,020
Cummins, Inc. 200 44,832
Deere & Co. 386 140,662
Dover Corp. 198 27,950
Fortive Corp. 498 34,352
IDEX Corp. 107 21,580
Illinois Tool Works, Inc. 389 94,220
Ingersoll Rand, Inc. 572 40,858
Nordson Corp. 77 18,121
Otis Worldwide Corp. 583 50,015
PACCAR, Inc. 740 67,947
Parker-Hannifin Corp. 182 78,839
Pentair plc 234 15,102

See accompanying notes to the financial statements.
S&P 500
®
EX-TECHNOLOGY ETF :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
54
SPXT
::
Investments Shares Value
Common Stocks (continued)
Snap-on, Inc. 75 $ 20,602
Stanley Black & Decker, Inc. 217 19,725
Westinghouse Air Brake
Technologies Corp. 253 29,490
Xylem, Inc. 341 35,849
921,164
Media — 1.0%
Charter Communications, Inc.,
Class
a
A* 144 57,619
Comcast Corp., Class
a
A 5,823 243,926
Fox Corp., Class
a
A 359 10,605
Fox Corp., Class
a
B 187 5,172
Interpublic Group of Cos., Inc.
(The) 545 16,753
News Corp., Class
a
A 539 11,880
News Corp., Class
a
B 163 3,756
Omnicom Group, Inc. 280 22,576
Paramount Global, Class
a
B(b) 682 9,800
382,087
Metals & Mining — 0.6%
Freeport-McMoRan, Inc. 2,028 75,685
Newmont Corp. 1,627 65,389
Nucor Corp. 352 59,829
Steel Dynamics, Inc. 220 26,209
227,112
Multi-Utilities — 1.0%
Ameren Corp. 372 28,863
CenterPoint Energy, Inc. 893 25,245
CMS Energy Corp. 413 23,442
Consolidated Edison, Inc. 488 43,974
Dominion Energy, Inc. 1,184 53,683
DTE Energy Co. 292 30,400
NiSource, Inc. 585 14,999
Public Service Enterprise Group,
Inc. 706 44,076
Sempra 890 64,854
WEC Energy Group, Inc. 446 37,295
366,831
Office REITs — 0.1%
Alexandria Real Estate Equities,
Inc., REIT 220 24,068
Boston Properties, Inc., REIT 204 11,614
35,682
Oil, Gas & Consumable Fuels — 5.2%
APA Corp. 435 15,660
Chevron Corp. 2,510 360,436
ConocoPhillips 1,694 195,776
Coterra Energy, Inc. 1,072 28,140
Devon Energy Corp. 907 40,788
Diamondback Energy, Inc. 253 39,066
EOG Resources, Inc. 824 101,410
EQT Corp. 512 20,459
Exxon Mobil Corp. 5,722 587,878
Hess Corp. 391 54,959
Kinder Morgan, Inc. 2,743 48,194
Investments Shares Value
Common Stocks (continued)
Marathon Oil Corp. 857 $ 21,793
Marathon Petroleum Corp. 566 84,441
Occidental Petroleum Corp. 939 55,542
ONEOK, Inc. 824 56,732
Phillips 66 630 81,201
Pioneer Natural Resources Co. 330 76,441
Targa Resources Corp. 317 28,673
Valero Energy Corp. 500 62,680
Williams Cos., Inc. (The) 1,721 63,316
2,023,585
Passenger Airlines — 0.2%
Alaska Air Group, Inc.* 180 6,806
American Airlines Group, Inc.* 924 11,485
Delta Air Lines, Inc. 910 33,606
Southwest Airlines Co. 843 21,555
United Airlines Holdings, Inc.* 464 18,282
91,734
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The),
Class
a
A 328 41,882
Kenvue, Inc. 2,438 49,833
91,715
Pharmaceuticals — 5.4%
Bristol-Myers Squibb Co. 2,956 145,967
Catalent, Inc.* 255 9,907
Eli Lilly & Co. 1,128 666,693
Johnson & Johnson 3,407 526,927
Merck & Co., Inc. 3,590 367,903
Pfizer, Inc. 7,988 243,394
Viatris, Inc. 1,697 15,579
Zoetis, Inc., Class
a
A 651 115,012
2,091,382
Professional Services — 1.0%
Automatic Data Processing, Inc. 583 134,043
Broadridge Financial Solutions,
Inc. 167 32,368
Ceridian HCM Holding, Inc.* 220 15,158
Equifax, Inc. 174 37,882
Jacobs Solutions, Inc. 178 22,638
Leidos Holdings, Inc. 194 20,820
Paychex, Inc. 454 55,375
Paycom Software, Inc. 70 12,716
Robert Half, Inc. 152 12,461
Verisk Analytics, Inc., Class
a
A 205 49,493
392,954
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class
a
A* 438 34,585
CoStar Group, Inc.* 578 47,997
82,582
Residential REITs — 0.4%
AvalonBay Communities, Inc.,
REIT 201 34,761
Camden Property Trust, REIT 151 13,629

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: S&P 500
®
EX-TECHNOLOGY ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
55
SPXT
::
Investments Shares Value
Common Stocks (continued)
Equity Residential, REIT 488 $ 27,738
Essex Property Trust, Inc., REIT 91 19,425
Invitation Homes, Inc., REIT 814 27,155
Mid-America Apartment
Communities, Inc., REIT 165 20,539
UDR, Inc., REIT 429 14,329
157,576
Retail REITs — 0.4%
Federal Realty Investment Trust,
REIT 104 9,941
Kimco Realty Corp., REIT 877 16,944
Realty Income Corp., REIT 1,003 54,122
Regency Centers Corp., REIT 232 14,565
Simon Property Group, Inc.,
REIT 463 57,824
153,396
Specialized REITs — 1.6%
American Tower Corp., REIT 660 137,795
Crown Castle, Inc., REIT 614 72,010
Digital Realty Trust, Inc., REIT 428 59,398
Equinix, Inc., REIT 132 107,581
Extra Space Storage, Inc., REIT 299 38,921
Iron Mountain, Inc., REIT 413 26,494
Public Storage, REIT 224 57,962
SBA Communications Corp.,
Class
a
A, REIT 153 37,785
VICI Properties, Inc., Class
a
A,
REIT 1,434 42,862
Weyerhaeuser Co., REIT 1,034 32,416
613,224
Specialty Retail — 2.8%
AutoZone, Inc.* 26 67,858
Bath & Body Works, Inc. 324 10,569
Best Buy Co., Inc. 275 19,508
CarMax, Inc.* 224 14,323
Home Depot, Inc. (The) 1,422 445,783
Lowe's Cos., Inc. 829 164,830
O'Reilly Automotive, Inc.* 85 83,502
Ross Stores, Inc. 482 62,843
TJX Cos., Inc. (The) 1,626 143,267
Tractor Supply Co. 154 31,264
Ulta Beauty, Inc.* 70 29,819
1,073,566
Textiles, Apparel & Luxury Goods — 0.8%
Lululemon Athletica, Inc.* 164 73,275
NIKE, Inc., Class
a
B 1,733 191,098
Ralph Lauren Corp., Class
a
A 57 7,375
Tapestry, Inc. 328 10,388
VF Corp. 468 7,829
289,965
Tobacco — 0.8%
Altria Group, Inc. 2,511 105,562
Philip Morris International, Inc. 2,196 205,019
310,581
Investments Shares Value
Common Stocks (continued)
Trading Companies & Distributors — 0.4%
Fastenal Co. 808 $ 48,456
United Rentals, Inc. 97 46,174
WW Grainger, Inc. 63 49,530
144,160
Water Utilities — 0.1%
American Water Works Co., Inc. 275 36,256
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc. 732 110,129
Total Common Stocks
(Cost $37,783,438)
38,449,775
Securities Lending Reinvestments (c) — 0.0% (a)
Investment Companies — 0.0% (a)
Invesco Government & Agency Portfolio,
Institutional Class 5.28% (d)
(Cost $5,915) 5,915 5,915
Principal
Amount Value
Short-Term Investments — 0.1%
Repurchase Agreements (e) — 0.1%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $49,125
(Cost $49,119) $ 49,119 49,119
Total Investments — 99.8%
(Cost $37,838,472) 38,504,809
Other assets less liabilities — 0.2% 65,152
Net Assets — 100.0% $ 38,569,961
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) The security or a portion of this security is on loan at November
30, 2023. The total value of securities on loan at November
30, 2023 was $8,967, collateralized in the form of cash with a value of $5,915 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments and $3,330 of collateral in the form of U.S.
Government Treasury Securities, interest rates ranging from
0.00% – 5.25%, and maturity dates ranging from January 15,
2024 – February 15, 2051. The total value of collateral is $9,245.
(c) The security was purchased with cash collateral held from securities on loan at November 30, 2023. The total value of
securities purchased was $5,915.
(d) Rate shown is the 7-day yield as of November 30, 2023.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.

See accompanying notes to the financial statements.
S&P 500
®
EX-TECHNOLOGY ETF :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
56
SPXT
::
Abbreviations
CME Chicago Mercantile Exchange
REIT Real Estate Investment Trust
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,358,679
Aggregate gross unrealized depreciation (1,755,742)
Net unrealized appreciation $ 602,937
Federal income tax cost $ 37,901,872

NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
57
MVV
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks (a) — 76.6%
Aerospace & Defense — 1.0%
BWX Technologies, Inc. 3,977 $ 310,325
Curtiss-Wright Corp. 1,666 356,357
Hexcel Corp. 3,673 254,576
Woodward, Inc. 2,627 355,118
1,276,376
Air Freight & Logistics — 0.2%
GXO Logistics, Inc.* 5,172 290,977
Automobile Components — 1.2%
Adient plc* 4,072 131,118
Autoliv, Inc. 3,304 342,361
Fox Factory Holding Corp.* 1,842 115,143
Gentex Corp. 10,150 308,662
Goodyear Tire & Rubber Co.
(The)* 12,326 171,208
Lear Corp. 2,554 341,598
Visteon Corp.* 1,226 145,489
1,555,579
Automobiles — 0.3%
Harley-Davidson, Inc. 5,606 168,124
Thor Industries, Inc. 2,318 229,644
397,768
Banks — 4.1%
Associated Banc-Corp. 6,562 116,410
Bank OZK 4,575 191,510
Cadence Bank 7,941 198,922
Columbia Banking System, Inc. 9,069 203,418
Commerce Bancshares, Inc. 4,934 249,512
Cullen/Frost Bankers, Inc. 2,788 274,033
East West Bancorp, Inc. 6,152 387,084
First Financial Bankshares, Inc. 5,586 146,632
First Horizon Corp. 24,294 310,720
FNB Corp. 15,602 187,068
Glacier Bancorp, Inc. 4,821 162,130
Hancock Whitney Corp. 3,745 154,481
Home BancShares, Inc. 8,192 181,699
International Bancshares Corp. 2,320 104,098
New York Community Bancorp,
Inc. 31,415 295,615
Old National Bancorp 12,722 189,431
Pinnacle Financial Partners, Inc. 3,338 242,239
Prosperity Bancshares, Inc. 4,075 245,763
SouthState Corp. 3,305 244,735
Synovus Financial Corp. 6,356 195,701
Texas Capital Bancshares, Inc.* 2,087 114,535
UMB Financial Corp. 1,899 136,082
United Bankshares, Inc. 5,867 194,256
Valley National Bancorp 18,541 168,723
Webster Financial Corp. 7,534 337,900
Wintrust Financial Corp. 2,662 228,054
5,460,751
Investments Shares Value
Common Stocks (a) (continued)
Beverages — 0.5%
Boston Beer Co., Inc. (The),
Class
a
A* 411 $ 145,806
Celsius Holdings, Inc.* 6,419 317,805
Coca-Cola Consolidated, Inc. 204 149,842
613,453
Biotechnology — 1.2%
Arrowhead Pharmaceuticals,
Inc.* 4,661 98,813
Exelixis, Inc.* 13,844 301,938
Halozyme Therapeutics, Inc.* 5,736 221,467
Neurocrine Biosciences, Inc.* 4,246 495,041
United Therapeutics Corp.* 2,041 489,840
1,607,099
Broadline Retail — 0.3%
Macy's, Inc. 11,850 187,941
Nordstrom, Inc.(b) 4,213 65,807
Ollie's Bargain Outlet Holdings,
Inc.* 2,687 196,877
450,625
Building Products — 3.1%
Advanced Drainage Systems,
Inc. 3,011 364,662
Builders FirstSource, Inc.* 5,437 729,156
Carlisle Cos., Inc. 2,171 608,770
Fortune Brands Innovations, Inc. 5,517 377,528
Lennox International, Inc. 1,390 565,257
Owens Corning 3,906 529,576
Simpson Manufacturing Co.,
Inc. 1,856 309,896
Trex Co., Inc.* 4,721 331,745
UFP Industries, Inc. 2,690 294,905
4,111,495
Capital Markets — 1.9%
Affiliated Managers Group, Inc. 1,524 206,578
Carlyle Group, Inc. (The) 9,391 321,923
Evercore, Inc., Class
a
A 1,516 223,686
Federated Hermes, Inc., Class
a
B 3,839 122,157
Interactive Brokers Group, Inc.,
Class
a
A 4,651 362,034
Janus Henderson Group plc 5,763 150,933
Jefferies Financial Group, Inc. 7,685 272,356
Morningstar, Inc. 1,131 320,480
SEI Investments Co. 4,374 256,623
Stifel Financial Corp. 4,542 277,153
2,513,923
Chemicals — 1.7%
Ashland, Inc. 2,228 178,062
Avient Corp. 3,960 136,026
Axalta Coating Systems Ltd.* 9,640 303,371
Cabot Corp. 2,432 184,589
Chemours Co. (The) 6,439 176,622
NewMarket Corp. 300 159,153

See accompanying notes to the financial statements.
ULTRA MIDCAP400 :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
58
MVV
::
Investments Shares Value
Common Stocks (a) (continued)
Olin Corp. 5,471 $ 257,903
RPM International, Inc. 5,611 577,540
Scotts Miracle-Gro Co. (The) 1,807 100,577
Westlake Corp. 1,388 178,205
2,252,048
Commercial Services & Supplies — 1.1%
Brink's Co. (The) 2,019 159,299
Clean Harbors, Inc.* 2,190 354,035
MSA Safety, Inc. 1,606 279,669
Stericycle, Inc.* 4,023 188,960
Tetra Tech, Inc. 2,315 366,117
Vestis Corp.* 5,676 103,928
1,452,008
Communications Equipment — 0.4%
Calix, Inc.* 2,567 99,060
Ciena Corp.* 6,501 298,071
Lumentum Holdings, Inc.* 2,987 127,844
524,975
Construction & Engineering — 1.3%
AECOM 6,032 536,003
EMCOR Group, Inc. 2,050 435,666
Fluor Corp.* 6,234 237,079
MasTec, Inc.* 2,628 159,362
MDU Resources Group, Inc. 8,855 169,485
Valmont Industries, Inc. 914 200,687
1,738,282
Construction Materials — 0.3%
Eagle Materials, Inc. 1,541 278,998
Knife River Corp.* 2,460 146,813
425,811
Consumer Finance — 0.5%
Ally Financial, Inc. 11,804 344,913
FirstCash Holdings, Inc. 1,608 180,096
SLM Corp. 9,830 147,745
672,754
Consumer Staples Distribution & Retail — 1.5%
BJ's Wholesale Club Holdings,
Inc.* 5,843 377,341
Casey's General Stores, Inc. 1,626 447,800
Grocery Outlet Holding Corp.* 4,295 121,162
Performance Food Group Co.* 6,790 441,690
Sprouts Farmers Market, Inc.* 4,435 191,060
US Foods Holding Corp.* 9,877 432,909
2,011,962
Containers & Packaging — 1.5%
AptarGroup, Inc. 2,854 362,144
Berry Global Group, Inc. 5,135 339,526
Crown Holdings, Inc. 5,246 451,209
Graphic Packaging Holding Co. 13,358 302,826
Greif, Inc., Class
a
A 1,108 77,449
Silgan Holdings, Inc. 3,633 151,569
Investments Shares Value
Common Stocks (a) (continued)
Sonoco Products Co. 4,259 $ 234,926
1,919,649
Diversified Consumer Services — 0.7%
Graham Holdings Co., Class
a
B 160 100,344
Grand Canyon Education, Inc.* 1,297 177,326
H&R Block, Inc. 6,622 300,771
Service Corp. International 6,560 401,931
980,372
Diversified REITs — 0.4%
WP Carey, Inc., REIT 9,302 578,956
Diversified Telecommunication Services — 0.3%
Frontier Communications
Parent, Inc.* 9,618 210,538
Iridium Communications, Inc. 5,437 207,150
417,688
Electric Utilities — 0.8%
ALLETE, Inc. 2,496 138,478
IDACORP, Inc. 2,201 212,397
OGE Energy Corp. 8,709 305,250
PNM Resources, Inc. 3,732 155,139
Portland General Electric Co. 4,396 180,500
991,764
Electrical Equipment — 1.1%
Acuity Brands, Inc. 1,356 243,077
EnerSys 1,785 157,937
nVent Electric plc 7,208 383,826
Regal Rexnord Corp. 2,883 345,383
Sensata Technologies Holding
plc 6,628 215,476
Sunrun, Inc.* 9,444 121,828
1,467,527
Electronic Equipment, Instruments & Components — 2.3%
Arrow Electronics, Inc.* 2,420 286,915
Avnet, Inc. 3,974 185,824
Belden, Inc. 1,839 122,183
Cognex Corp. 7,492 282,448
Coherent Corp.* 5,658 208,158
Crane NXT Co. 2,099 108,015
IPG Photonics Corp.* 1,298 124,297
Jabil, Inc. 5,691 656,286
Littelfuse, Inc. 1,082 251,890
Novanta, Inc.* 1,557 224,893
TD SYNNEX Corp. 2,256 222,532
Vishay Intertechnology, Inc. 5,520 122,710
Vontier Corp. 6,728 226,935
3,023,086
Energy Equipment & Services — 0.8%
ChampionX Corp. 8,548 250,627
NOV, Inc. 17,122 322,236
Valaris Ltd.* 2,767 189,816
Weatherford International plc* 3,134 284,223
1,046,902

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
59
MVV
::
Investments Shares Value
Common Stocks (a) (continued)
Entertainment — 0.2%
TKO Group Holdings, Inc.,
Class
a
A 2,600 $ 201,058
Financial Services — 1.1%
Essent Group Ltd. 4,652 224,878
Euronet Worldwide, Inc.* 2,051 178,888
MGIC Investment Corp. 12,276 215,935
Voya Financial, Inc. 4,600 328,946
Western Union Co. (The) 16,286 189,406
WEX, Inc.* 1,868 329,851
1,467,904
Food Products — 0.9%
Darling Ingredients, Inc.* 6,935 304,239
Flowers Foods, Inc. 8,362 174,013
Ingredion, Inc. 2,876 294,761
Lancaster Colony Corp. 886 146,987
Pilgrim's Pride Corp.* 1,750 44,730
Post Holdings, Inc.* 2,209 188,715
1,153,445
Gas Utilities — 0.8%
National Fuel Gas Co. 3,992 202,754
New Jersey Resources Corp. 4,242 179,012
ONE Gas, Inc. 2,411 138,946
Southwest Gas Holdings, Inc. 2,611 154,336
Spire, Inc. 2,287 139,530
UGI Corp. 9,109 200,307
1,014,885
Ground Transportation — 1.6%
Avis Budget Group, Inc.* 859 157,068
Hertz Global Holdings, Inc.* 5,820 48,539
Knight-Swift Transportation
Holdings, Inc. 7,013 377,159
Landstar System, Inc. 1,563 269,852
Ryder System, Inc. 1,980 212,137
Saia, Inc.* 1,154 450,510
Werner Enterprises, Inc. 2,756 110,268
XPO, Inc.* 5,042 435,024
2,060,557
Health Care Equipment & Supplies — 1.8%
Enovis Corp.* 2,158 106,736
Envista Holdings Corp.* 7,123 161,621
Globus Medical, Inc., Class
a
A* 5,103 229,227
Haemonetics Corp.* 2,205 178,318
Inari Medical, Inc.* 2,219 132,452
Integra LifeSciences Holdings
Corp.* 3,079 120,666
Lantheus Holdings, Inc.* 2,976 213,141
LivaNova plc* 2,343 105,084
Masimo Corp.* 1,929 180,863
Neogen Corp.* 8,557 145,212
Penumbra, Inc.* 1,671 371,112
QuidelOrtho Corp.* 2,149 147,701
Investments Shares Value
Common Stocks (a) (continued)
Shockwave Medical, Inc.* 1,598 $ 278,931
2,371,064
Health Care Providers & Services — 1.6%
Acadia Healthcare Co., Inc.* 4,008 292,544
Amedisys, Inc.* 1,419 132,790
Chemed Corp. 656 371,952
Encompass Health Corp. 4,358 284,011
HealthEquity, Inc.* 3,716 249,046
Option Care Health, Inc.* 7,821 232,675
Patterson Cos., Inc. 3,700 94,017
Progyny, Inc.* 3,609 124,005
R1 RCM, Inc.* 8,562 90,586
Tenet Healthcare Corp.* 4,415 304,679
2,176,305
Health Care REITs — 0.7%
Healthcare Realty Trust, Inc.,
Class
a
A, REIT 16,561 252,887
Medical Properties Trust, Inc.,
REIT(b) 26,020 126,197
Omega Healthcare Investors,
Inc., REIT 10,648 338,074
Physicians Realty Trust, REIT 10,368 121,098
Sabra Health Care REIT, Inc.,
REIT 10,054 146,788
985,044
Health Care Technology — 0.1%
Doximity, Inc., Class
a
A* 5,458 126,899
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.,
REIT 9,381 139,120
Hotels, Restaurants & Leisure — 2.8%
Aramark 11,351 317,942
Boyd Gaming Corp. 3,088 182,346
Choice Hotels International, Inc. 1,095 120,757
Churchill Downs, Inc. 2,962 342,911
Hilton Grand Vacations, Inc.* 3,158 108,193
Hyatt Hotels Corp., Class
a
A 1,997 229,176
Light & Wonder, Inc.* 3,962 350,320
Marriott Vacations Worldwide
Corp. 1,475 107,527
Penn Entertainment, Inc.* 6,567 161,286
Planet Fitness, Inc., Class
a
A* 3,677 249,815
Texas Roadhouse, Inc., Class
a
A 2,902 326,649
Travel + Leisure Co. 3,214 114,547
Vail Resorts, Inc. 1,676 364,212
Wendy's Co. (The) 7,371 138,206
Wingstop, Inc. 1,304 313,429
Wyndham Hotels & Resorts, Inc. 3,664 283,374
3,710,690
Household Durables — 1.3%
Helen of Troy Ltd.* 1,048 110,071
KB Home 3,379 176,046
Leggett & Platt, Inc. 5,792 132,463

See accompanying notes to the financial statements.
ULTRA MIDCAP400 :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
60
MVV
::
Investments Shares Value
Common Stocks (a) (continued)
Taylor Morrison Home Corp.,
Class
a
A* 4,759 $ 214,631
Tempur Sealy International, Inc. 7,486 301,836
Toll Brothers, Inc. 4,754 408,321
TopBuild Corp.* 1,381 408,472
1,751,840
Independent Power and Renewable Electricity Producers — 0.5%
Ormat Technologies, Inc. 2,332 156,990
Vistra Corp. 15,024 532,000
688,990
Industrial REITs — 1.0%
EastGroup Properties, Inc., REIT 1,974 342,982
First Industrial Realty Trust, Inc.,
REIT 5,751 270,585
Rexford Industrial Realty, Inc.,
REIT 8,977 441,848
STAG Industrial, Inc., REIT 7,812 280,060
1,335,475
Insurance — 3.6%
American Financial Group, Inc. 2,878 329,214
Brighthouse Financial, Inc.* 2,848 148,181
CNO Financial Group, Inc. 4,913 130,195
Erie Indemnity Co., Class
a
A 1,085 320,769
Fidelity National Financial, Inc. 11,243 504,136
First American Financial Corp. 4,482 267,127
Hanover Insurance Group, Inc.
(The) 1,555 193,287
Kemper Corp. 2,618 115,794
Kinsale Capital Group, Inc. 957 335,046
Old Republic International Corp. 11,511 337,387
Primerica, Inc. 1,555 325,788
Reinsurance Group of America,
Inc. 2,879 469,450
RenaissanceRe Holdings Ltd. 2,226 477,165
RLI Corp. 1,745 236,622
Selective Insurance Group, Inc. 2,634 267,852
Unum Group 7,996 343,828
4,801,841
Interactive Media & Services — 0.2%
Ziff Davis, Inc.* 2,021 128,980
ZoomInfo Technologies, Inc.,
Class
a
A* 13,267 190,647
319,627
IT Services — 0.6%
GoDaddy, Inc., Class
a
A* 6,384 638,783
Kyndryl Holdings, Inc.* 9,953 179,453
818,236
Leisure Products — 0.7%
Brunswick Corp. 3,037 239,528
Mattel, Inc.* 15,399 292,581
Polaris, Inc. 2,317 191,083
Topgolf Callaway Brands Corp.* 6,214 76,184
Investments Shares Value
Common Stocks (a) (continued)
YETI Holdings, Inc.* 3,771 $ 160,795
960,171
Life Sciences Tools & Services — 0.8%
Azenta, Inc.* 2,616 147,464
Bruker Corp. 4,278 278,455
Medpace Holdings, Inc.* 1,010 273,427
Repligen Corp.* 2,255 354,599
Sotera Health Co.* 4,301 58,709
1,112,654
Machinery — 3.6%
AGCO Corp. 2,702 306,758
Chart Industries, Inc.* 1,825 237,305
Crane Co. 2,123 224,359
Donaldson Co., Inc. 5,272 320,749
Esab Corp. 2,463 190,020
Flowserve Corp. 5,705 218,273
Graco, Inc. 7,348 593,571
ITT, Inc. 3,570 386,524
Lincoln Electric Holdings, Inc. 2,496 494,358
Middleby Corp. (The)* 2,331 294,242
Oshkosh Corp. 2,839 276,206
RBC Bearings, Inc.* 1,263 325,526
Terex Corp. 2,931 145,085
Timken Co. (The) 2,842 205,761
Toro Co. (The) 4,518 374,994
Watts Water Technologies, Inc.,
Class
a
A 1,191 229,279
4,823,010
Marine Transportation — 0.2%
Kirby Corp.* 2,587 198,552
Media — 0.6%
Cable One, Inc. 198 105,352
New York Times Co. (The),
Class
a
A 7,112 334,193
Nexstar Media Group, Inc.,
Class
a
A 1,449 205,656
TEGNA, Inc. 8,763 134,337
779,538
Metals & Mining — 1.8%
Alcoa Corp. 7,759 208,407
Cleveland-Cliffs, Inc.* 22,119 379,562
Commercial Metals Co. 5,078 230,186
MP Materials Corp.* 6,257 99,298
Reliance Steel & Aluminum Co. 2,546 700,812
Royal Gold, Inc. 2,856 347,861
United States Steel Corp. 9,695 348,050
2,314,176
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Annaly Capital Management,
Inc. 21,476 388,071
Starwood Property Trust, Inc. 12,920 256,721
644,792

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
61
MVV
::
Investments Shares Value
Common Stocks (a) (continued)
Multi-Utilities — 0.2%
Black Hills Corp. 2,918 $ 150,540
Northwestern Energy Group,
Inc. 2,611 131,359
281,899
Office REITs — 0.4%
COPT Defense Properties, REIT 4,893 118,411
Cousins Properties, Inc., REIT 6,599 135,412
Kilroy Realty Corp., REIT 4,637 152,928
Vornado Realty Trust, REIT 6,960 163,838
570,589
Oil, Gas & Consumable Fuels — 3.4%
Antero Midstream Corp. 14,809 197,256
Antero Resources Corp.* 12,278 290,129
Chesapeake Energy Corp. 4,892 392,877
Chord Energy Corp. 1,806 292,825
Civitas Resources, Inc. 3,710 254,840
CNX Resources Corp.* 7,021 146,458
DT Midstream, Inc. 4,214 241,420
Equitrans Midstream Corp. 18,839 176,710
HF Sinclair Corp. 6,960 365,261
Matador Resources Co. 4,818 278,866
Murphy Oil Corp. 6,450 275,866
Ovintiv, Inc. 11,034 489,248
PBF Energy, Inc., Class
a
A 4,783 212,365
Permian Resources Corp.,
Class
a
A 15,977 209,938
Range Resources Corp. 10,495 341,087
Southwestern Energy Co.* 47,894 315,621
4,480,767
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. 2,790 170,162
Personal Care Products — 0.4%
BellRing Brands, Inc.* 5,716 302,376
Coty, Inc., Class
a
A* 15,574 177,544
479,920
Pharmaceuticals — 0.4%
Jazz Pharmaceuticals plc* 2,745 324,541
Perrigo Co. plc 5,887 179,318
503,859
Professional Services — 2.3%
ASGN, Inc.* 2,105 187,850
CACI International, Inc.,
Class
a
A* 991 318,062
Concentrix Corp. 1,879 176,607
ExlService Holdings, Inc.* 7,206 204,434
Exponent, Inc. 2,211 170,159
FTI Consulting, Inc.* 1,480 326,281
Genpact Ltd. 7,253 246,312
Insperity, Inc. 1,576 179,270
KBR, Inc. 5,866 303,096
ManpowerGroup, Inc. 2,156 159,997
Investments Shares Value
Common Stocks (a) (continued)
Maximus, Inc. 2,643 $ 220,664
Paylocity Holding Corp.* 1,872 293,286
Science Applications
International Corp. 2,334 274,035
3,060,053
Real Estate Management & Development — 0.2%
Jones Lang LaSalle, Inc.* 2,073 322,393
Residential REITs — 0.7%
Apartment Income REIT Corp.,
Class
a
A, REIT 6,489 201,938
Equity LifeStyle Properties, Inc.,
REIT 8,100 575,916
Independence Realty Trust, Inc.,
REIT 9,758 132,904
910,758
Retail REITs — 1.0%
Agree Realty Corp., REIT 4,186 247,853
Brixmor Property Group, Inc.,
REIT 13,070 281,266
Kite Realty Group Trust, REIT 9,539 201,464
NNN REIT, Inc., REIT 7,932 322,198
Spirit Realty Capital, Inc., REIT 6,145 253,789
1,306,570
Semiconductors & Semiconductor Equipment — 1.9%
Allegro MicroSystems, Inc.* 3,095 84,246
Amkor Technology, Inc. 4,488 126,427
Cirrus Logic, Inc.* 2,379 180,590
Lattice Semiconductor Corp.* 5,993 350,890
MACOM Technology Solutions
Holdings, Inc.* 2,346 197,017
MKS Instruments, Inc. 2,733 225,609
Onto Innovation, Inc.* 2,133 300,774
Power Integrations, Inc. 2,496 190,719
Silicon Laboratories, Inc.* 1,386 146,043
Synaptics, Inc.* 1,719 174,032
Universal Display Corp. 1,894 320,465
Wolfspeed, Inc.* 5,412 199,486
2,496,298
Software — 2.1%
Aspen Technology, Inc.* 1,233 232,125
Blackbaud, Inc.* 1,873 140,924
CommVault Systems, Inc.* 1,908 140,391
Dolby Laboratories, Inc.,
Class
a
A 2,590 223,077
Dropbox, Inc., Class
a
A* 11,213 315,982
Dynatrace, Inc.* 10,330 553,171
Manhattan Associates, Inc.* 2,682 598,220
NCR Voyix Corp.* 5,820 91,258
Qualys, Inc.* 1,596 295,005
Teradata Corp.* 4,344 205,254
2,795,407
Specialized REITs — 1.5%
CubeSmart, REIT 9,775 388,654

See accompanying notes to the financial statements.
ULTRA MIDCAP400 :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
62
MVV
::
Investments Shares Value
Common Stocks (a) (continued)
EPR Properties, REIT 3,275 $ 146,130
Gaming and Leisure Properties,
Inc., REIT 11,420 533,657
Lamar Advertising Co., Class
a
A,
REIT 3,806 385,510
National Storage Affiliates Trust,
REIT 3,609 119,783
PotlatchDeltic Corp., REIT 3,475 159,294
Rayonier, Inc., REIT 5,931 181,963
1,914,991
Specialty Retail — 2.9%
AutoNation, Inc.* 1,168 157,995
Burlington Stores, Inc.* 2,821 478,413
Dick's Sporting Goods, Inc. 2,725 354,522
Five Below, Inc.* 2,420 456,073
Floor & Decor Holdings, Inc.,
Class
a
A* 4,628 424,434
GameStop Corp., Class
a
A*(b) 11,661 169,668
Gap, Inc. (The) 9,282 186,290
Lithia Motors, Inc., Class
a
A 1,198 319,854
Murphy USA, Inc. 849 313,748
Penske Automotive Group, Inc. 849 126,756
RH* 672 181,420
Valvoline, Inc. 6,029 206,433
Williams-Sonoma, Inc. 2,793 523,799
3,899,405
Technology Hardware, Storage & Peripherals — 0.4%
Super Micro Computer, Inc.* 1,986 543,111
Textiles, Apparel & Luxury Goods — 1.7%
Capri Holdings Ltd.* 5,047 244,476
Carter's, Inc. 1,620 110,468
Columbia Sportswear Co. 1,520 119,061
Crocs, Inc.* 2,680 283,035
Deckers Outdoor Corp.* 1,136 754,270
PVH Corp. 2,727 266,646
Skechers USA, Inc., Class
a
A* 5,843 344,211
Under Armour, Inc., Class
a
A* 8,205 66,789
Under Armour, Inc., Class
a
C* 8,695 66,604
2,255,560
Trading Companies & Distributors — 1.1%
Core & Main, Inc., Class
a
A* 5,285 185,133
GATX Corp. 1,539 167,751
MSC Industrial Direct Co., Inc.,
Class
a
A 2,061 200,783
Watsco, Inc. 1,458 557,291
WESCO International, Inc. 1,922 299,544
1,410,502
Water Utilities — 0.3%
Essential Utilities, Inc. 10,581 376,789
Total Common Stocks
(Cost $93,686,193)
101,516,736
Investments Shares Value
Common Stocks (a) (continued)
Securities Lending Reinvestments (c) — 0.1%
Investment Companies — 0.1%
Invesco Government & Agency Portfolio,
Institutional Class 5.28% (d)
(Cost $173,178) 173,178 $ 173,178
Principal
Amount
Short-Term Investments — 8.4%
Repurchase Agreements (e) — 8.4%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $11,111,240
(Cost $11,109,605) $ 11,109,605 11,109,605
Total Investments — 85.1%
(Cost $104,968,976) 112,799,519
Other assets less liabilities — 14.9% 19,710,549
Net Assets — 100.0% $ 132,510,068
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $317,689.
(b) The security or a portion of this security is on loan at November
30, 2023. The total value of securities on loan at November
30, 2023 was $188,759, collateralized in the form of cash
with a value of $173,178 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $43,709 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from
December 5, 2023 – November 15, 2053. The total value of
collateral is $216,887.
(c) The security was purchased with cash collateral held from securities on loan at November 30, 2023. The total value of
securities purchased was $173,178.
(d) Rate shown is the 7-day yield as of November 30, 2023.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 18,656,293
Aggregate gross unrealized depreciation (14,853,671)
Net unrealized appreciation $ 3,802,622
Federal income tax cost $ 105,205,780

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
63
MVV
::
Futures Contracts Purchased
Ultra MidCap400 had the following open long futures contracts as of November 30, 2023:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P Midcap 400 E-Mini Index 32 12/15/2023 U.S. Dollar $ 8,216,320 $ 198,473
Swap Agreements
a
Ultra MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
15,489,392 2/11/2025
Bank of
America NA 5.98% S&P MidCap 400
®
439,080 (280,975) — 158,105
21,529,281 2/11/2025
BNP Paribas
SA 5.78% S&P MidCap 400
®
139,550 — — 139,550
14,576,743 3/6/2025 Citibank NA 5.73% S&P MidCap 400
®
(147,041) — 147,041 —
31,760,480 11/7/2024
Goldman Sachs
International 5.60%
SPDR
®
S&P
MidCap 400
®
ETF
Trust (1,589,869)
36,270,096 11/7/2024
Goldman Sachs
International 5.83% S&P MidCap 400
®
(1,739,772)
68,030,576 (3,329,641) — 3,329,641 —
6,796,157 3/6/2024
Morgan
Stanley & Co.
International plc 5.88% S&P MidCap 400
®
96,387 (1,779) (1,623) 92,985
18,806,716 11/14/2024
Societe
Generale 5.85% S&P MidCap 400
®
(674,925) — 674,925 —
9,857,119 11/7/2024 UBS AG 5.68% S&P MidCap 400
®
(513,000) — 513,000 —
155,085,984 (3,989,590)
Total Unrealized
Appreciation
675,017
Total Unrealized
Depreciation
(4,664,607)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRA NASDAQ BIOTECHNOLOGY :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
64
BIB
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 79.6%
Biotechnology — 66.6%
2seventy bio, Inc.* 3,218 $ 5,889
4D Molecular Therapeutics, Inc.* 2,682 34,115
89bio, Inc.* 4,813 38,697
Abcam plc, ADR* 13,688 328,101
Absci Corp.*(a) 5,912 9,873
ACADIA Pharmaceuticals, Inc.* 10,442 232,648
Acumen Pharmaceuticals, Inc.* 3,691 8,858
Adaptimmune Therapeutics plc,
ADR*(a) 13,136 6,568
Adicet Bio, Inc.* 2,745 3,239
ADMA Biologics, Inc.* 14,343 53,069
Affimed NV* 9,524 4,286
Agios Pharmaceuticals, Inc.* 3,544 78,783
Akero Therapeutics, Inc.* 3,547 59,377
Alaunos Therapeutics, Inc.*(a) 15,345 1,016
Alector, Inc.* 5,346 28,975
Alkermes plc* 10,617 256,294
Allakos, Inc.* 5,544 12,308
Allogene Therapeutics, Inc.* 10,691 25,124
Allovir, Inc.* 7,263 13,654
Alnylam Pharmaceuticals, Inc.* 7,973 1,341,457
Alpine Immune Sciences,
Inc.*(a) 3,691 57,211
Altimmune, Inc.* 3,359 10,614
ALX Oncology Holdings, Inc.* 3,094 24,257
Amarin Corp. plc, ADR*(a) 24,545 19,194
Amgen, Inc. 20,457 5,516,025
Amicus Therapeutics, Inc.* 18,312 201,798
AnaptysBio, Inc.* 1,692 23,925
Anavex Life Sciences Corp.*(a) 5,227 37,687
Annexon, Inc.* 3,396 8,456
Apellis Pharmaceuticals, Inc.* 7,509 404,510
Arbutus Biopharma Corp.* 10,687 21,908
Arcellx, Inc.* 3,085 162,055
Arcturus Therapeutics Holdings,
Inc.* 1,696 40,602
Arcutis Biotherapeutics, Inc.* 6,002 11,044
Ardelyx, Inc.* 13,894 62,662
Argenx SE, ADR* 1,898 855,258
Arrowhead Pharmaceuticals,
Inc.* 6,836 144,923
ARS Pharmaceuticals, Inc.*(a) 6,095 29,439
Ascendis Pharma A/S, ADR* 3,640 365,565
Atara Biotherapeutics, Inc.* 6,447 4,255
Aurinia Pharmaceuticals, Inc.* 9,146 79,021
Avidity Biosciences, Inc.* 4,728 36,926
Beam Therapeutics, Inc.* 5,051 141,832
BeiGene Ltd., ADR* 2,683 501,560
Bicycle Therapeutics plc, ADR* 1,684 24,250
BioAtla, Inc.* 3,049 5,397
BioCryst Pharmaceuticals, Inc.* 12,085 71,060
Biogen, Inc.* 9,238 2,162,431
BioMarin Pharmaceutical, Inc.* 12,001 1,093,051
Biomea Fusion, Inc.* 2,272 34,239
BioNTech SE, ADR* 5,959 598,343
Bluebird Bio, Inc.* 6,798 25,968
Blueprint Medicines Corp.* 3,868 269,368
Bridgebio Pharma, Inc.* 10,361 297,464
Investments Shares Value
Common Stocks (continued)
C4 Therapeutics, Inc.* 3,138 $ 5,115
Caribou Biosciences, Inc.* 5,630 33,048
Cartesian Therapeutics, Inc.*(a) 9,785 13,210
Centessa Pharmaceuticals plc,
ADR*(a) 3,366 20,196
Century Therapeutics, Inc.* 3,811 5,221
Cogent Biosciences, Inc.* 5,451 41,809
Coherus Biosciences, Inc.* 7,097 15,117
Compass Pathways plc, ADR*(a) 1,712 10,238
Crinetics Pharmaceuticals, Inc.* 4,217 134,058
CRISPR Therapeutics AG*(a) 5,064 337,921
Cullinan Oncology, Inc.* 2,726 22,326
CureVac NV*(a) 14,277 77,096
Cytokinetics, Inc.* 6,122 204,965
Day One Biopharmaceuticals,
Inc.* 5,547 64,234
Deciphera Pharmaceuticals,
Inc.* 5,026 63,378
Denali Therapeutics, Inc.* 8,765 162,328
Design Therapeutics, Inc.* 3,570 8,568
Dyne Therapeutics, Inc.* 3,892 43,123
Eagle Pharmaceuticals, Inc.* 829 4,850
Editas Medicine, Inc.* 5,206 54,819
Eiger BioPharmaceuticals,
Inc.*(a) 2,826 961
Enanta Pharmaceuticals, Inc.* 1,342 12,534
Erasca, Inc.* 9,633 16,376
Evelo Biosciences, Inc.* 1,201 481
Exelixis, Inc.* 20,304 442,830
Exscientia plc, ADR*(a) 2,846 17,361
Fate Therapeutics, Inc.* 6,285 15,650
FibroGen, Inc.*(a) 6,264 3,460
Foghorn Therapeutics, Inc.* 2,670 11,348
G1 Therapeutics, Inc.*(a) 3,302 6,208
Galapagos NV, ADR* 1,246 46,638
Generation Bio Co.* 4,206 4,753
Genmab A/S, ADR* 2,675 84,557
Geron Corp.* 33,379 64,421
Gilead Sciences, Inc. 68,562 5,251,849
Gossamer Bio, Inc.*(a) 14,371 11,241
Gracell Biotechnologies, Inc.,
ADR*(a) 4,344 21,155
Graphite Bio, Inc.* 3,698 8,394
Grifols SA, ADR* 7,781 75,398
Gritstone bio, Inc.* 5,936 7,717
Halozyme Therapeutics, Inc.* 8,413 324,826
HilleVax, Inc.*(a) 3,010 41,267
Humacyte, Inc.*(a) 6,596 17,479
Ideaya Biosciences, Inc.* 4,108 129,197
IGM Biosciences, Inc.* 2,095 14,120
I-Mab, ADR*(a) 4,451 6,944
Immuneering Corp., Class
a
A* 1,866 12,241
ImmunityBio, Inc.*(a) 42,576 156,680
Immunocore Holdings plc, ADR* 2,092 110,311
ImmunoGen, Inc.* 15,877 465,990
Immunovant, Inc.* 9,219 360,739
Incyte Corp.* 14,291 776,573
Inhibrx, Inc.* 2,786 57,865
Inovio Pharmaceuticals, Inc.* 17,090 6,737
Insmed, Inc.* 9,171 229,458

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA NASDAQ BIOTECHNOLOGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
65
BIB
::
Investments Shares Value
Common Stocks (continued)
Instil Bio, Inc.*(a) 8,295 $ 2,810
Intellia Therapeutics, Inc.* 5,643 167,202
Invivyd, Inc.* 7,000 10,710
Ionis Pharmaceuticals, Inc.* 9,141 452,205
Iovance Biotherapeutics, Inc.* 15,801 95,912
Ironwood Pharmaceuticals, Inc.,
Class
a
A* 9,952 98,525
iTeos Therapeutics, Inc.* 2,283 21,369
Karuna Therapeutics, Inc.* 2,402 459,286
Karyopharm Therapeutics, Inc.* 7,575 5,833
Keros Therapeutics, Inc.* 1,891 57,373
Kezar Life Sciences, Inc.* 4,636 3,883
Kiniksa Pharmaceuticals Ltd.,
Class
a
A* 2,247 36,334
Kinnate Biopharma, Inc.* 3,002 6,815
Kodiak Sciences, Inc.* 3,347 8,100
Krystal Biotech, Inc.* 1,786 186,155
Kura Oncology, Inc.* 4,734 45,778
Kymera Therapeutics, Inc.* 3,534 73,366
Legend Biotech Corp., ADR* 5,081 309,026
Lexicon Pharmaceuticals,
Inc.*(a) 15,620 16,557
Lyell Immunopharma, Inc.*(a) 16,009 27,696
MacroGenics, Inc.* 3,952 32,446
Madrigal Pharmaceuticals, Inc.* 1,178 239,487
MannKind Corp.* 17,114 61,953
MeiraGTx Holdings plc* 3,798 19,826
Mersana Therapeutics, Inc.* 7,684 12,679
Merus NV* 3,680 91,043
Mirati Therapeutics, Inc.* 4,354 247,090
Mirum Pharmaceuticals, Inc.* 2,971 95,280
Moderna, Inc.* 24,272 1,885,934
Monte Rosa Therapeutics, Inc.* 3,166 9,815
Morphic Holding, Inc.* 3,055 72,404
Mural Oncology plc* 1,061 3,830
Myriad Genetics, Inc.* 5,222 99,688
Neurocrine Biosciences, Inc.* 6,226 725,889
Nkarta, Inc.*(a) 3,129 8,261
Novavax, Inc.*(a) 7,571 41,641
Nurix Therapeutics, Inc.* 3,074 19,120
Nuvalent, Inc., Class
a
A*(a) 3,630 237,293
Omega Therapeutics, Inc.* 3,516 8,052
PepGen, Inc.* 1,519 7,443
PMV Pharmaceuticals, Inc.* 3,101 7,101
Poseida Therapeutics, Inc.,
Class
a
A* 6,094 16,271
Precigen, Inc.*(a) 16,294 18,249
Prelude Therapeutics, Inc.* 2,677 8,861
Protagonist Therapeutics, Inc.* 3,670 66,831
Prothena Corp. plc* 3,414 111,228
PTC Therapeutics, Inc.* 4,806 110,634
RAPT Therapeutics, Inc.* 2,192 31,828
Recursion Pharmaceuticals,
Inc., Class
a
A* 13,013 89,139
Regeneron Pharmaceuticals,
Inc.* 6,345 5,227,074
REGENXBIO, Inc.* 2,802 54,695
Relay Therapeutics, Inc.* 7,788 61,603
Repare Therapeutics, Inc.* 2,685 13,828
Replimune Group, Inc.* 3,762 42,059
Investments Shares Value
Common Stocks (continued)
REVOLUTION Medicines, Inc.* 10,774 $ 251,357
Rhythm Pharmaceuticals, Inc.* 3,629 121,317
Rocket Pharmaceuticals, Inc.* 5,741 133,938
Roivant Sciences Ltd.* 49,218 470,524
Sage Therapeutics, Inc.* 3,819 74,776
Sana Biotechnology, Inc.* 12,561 50,998
Sangamo Therapeutics, Inc.* 11,296 4,857
Sarepta Therapeutics, Inc.* 5,949 483,535
Scholar Rock Holding Corp.* 4,402 55,421
Seagen, Inc.* 11,970 2,552,124
Seres Therapeutics, Inc.* 8,177 8,504
SpringWorks Therapeutics, Inc.* 3,991 121,286
Stoke Therapeutics, Inc.* 2,823 10,699
Summit Therapeutics, Inc.*(a) 44,495 90,325
Sutro Biopharma, Inc.* 3,859 10,072
Syndax Pharmaceuticals, Inc.* 4,432 73,771
Tango Therapeutics, Inc.* 6,500 49,400
Travere Therapeutics, Inc.* 4,783 30,037
Twist Bioscience Corp.* 3,660 88,023
Ultragenyx Pharmaceutical, Inc.* 5,231 203,224
uniQure NV* 3,044 20,638
United Therapeutics Corp.* 2,994 718,560
UroGen Pharma Ltd.*(a) 1,932 25,483
Vanda Pharmaceuticals, Inc.* 3,668 13,645
Vaxcyte, Inc.* 5,985 309,843
Veracyte, Inc.* 4,640 118,784
Vertex Pharmaceuticals, Inc.* 15,054 5,341,310
Verve Therapeutics, Inc.* 4,063 45,831
Vir Biotechnology, Inc.* 8,562 81,253
Xencor, Inc.* 3,865 70,884
Xenon Pharmaceuticals, Inc.* 4,090 149,612
Zai Lab Ltd., ADR* 3,403 92,868
Zentalis Pharmaceuticals, Inc.* 4,504 50,670
49,807,087
Health Care Equipment & Supplies — 0.1%
Cue Health, Inc.* 9,861 3,432
Novocure Ltd.* 6,799 83,424
86,856
Health Care Providers & Services — 0.4%
23andMe Holding Co.,
Class
a
A*(a) 19,447 16,734
Castle Biosciences, Inc.* 1,710 34,183
Guardant Health, Inc.* 7,506 188,926
PetIQ, Inc., Class
a
A* 1,861 32,419
272,262
Life Sciences Tools & Services — 2.6%
AbCellera Biologics, Inc.*(a) 18,455 86,923
Adaptive Biotechnologies Corp.* 9,225 40,406
Codexis, Inc.* 4,453 10,509
Illumina, Inc.* 10,097 1,029,389
Maravai LifeSciences Holdings,
Inc., Class
a
A* 8,413 42,906
MaxCyte, Inc.* 6,600 31,350
Medpace Holdings, Inc.* 1,949 527,633
NanoString Technologies,
Inc.*(a) 3,033 1,508

See accompanying notes to the financial statements.
ULTRA NASDAQ BIOTECHNOLOGY :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
66
BIB
::
Investments Shares Value
Common Stocks (continued)
Nautilus Biotechnology, Inc.,
Class
a
A* 7,968 $ 21,912
Pacific Biosciences of
California, Inc.* 15,980 135,511
Quantum-Si, Inc.*(a) 7,767 12,505
1,940,552
Pharmaceuticals — 9.9%
Aclaris Therapeutics, Inc.* 4,513 3,948
Amphastar Pharmaceuticals,
Inc.* 3,115 175,437
Amylyx Pharmaceuticals, Inc.* 4,297 60,846
ANI Pharmaceuticals, Inc.* 1,292 64,355
Arvinas, Inc.* 3,410 74,918
AstraZeneca plc, ADR 37,154 2,399,777
ATAI Life Sciences NV* 10,588 11,012
Atea Pharmaceuticals, Inc.* 5,318 15,901
Avadel Pharmaceuticals plc,
ADR*(a) 5,691 65,674
Axsome Therapeutics, Inc.*(a) 3,009 202,957
Cara Therapeutics, Inc.* 3,449 3,335
Collegium Pharmaceutical, Inc.* 2,214 56,745
Cymabay Therapeutics, Inc.* 7,060 135,058
Edgewise Therapeutics, Inc.* 4,048 24,612
Esperion Therapeutics, Inc.* 6,825 9,077
Evolus, Inc.* 3,633 34,404
Fulcrum Therapeutics, Inc.* 3,943 18,926
Harmony Biosciences Holdings,
Inc.* 3,827 111,213
Harrow, Inc.* 2,241 20,684
HUTCHMED China Ltd., ADR* 1,979 38,155
Innoviva, Inc.* 4,153 57,519
Intra-Cellular Therapies, Inc.* 6,128 376,075
Jazz Pharmaceuticals plc* 4,026 475,994
Ligand Pharmaceuticals, Inc.* 1,107 64,549
Marinus Pharmaceuticals, Inc.* 3,227 21,718
Nektar Therapeutics, Class
a
A* 12,124 5,941
NGM Biopharmaceuticals, Inc.* 5,275 3,940
Ocular Therapeutix, Inc.* 5,064 12,559
Omeros Corp.*(a) 4,008 8,777
Optinose, Inc.* 7,158 8,947
Pacira BioSciences, Inc.* 2,959 80,721
Phathom Pharmaceuticals, Inc.* 3,622 25,318
Phibro Animal Health Corp.,
Class
a
A 1,296 12,429
Pliant Therapeutics, Inc.* 3,815 52,990
Revance Therapeutics, Inc.* 5,610 37,980
Royalty Pharma plc, Class
a
A 28,631 775,041
Sanofi SA, ADR 17,986 840,845
SIGA Technologies, Inc. 4,534 24,620
Supernus Pharmaceuticals, Inc.* 3,482 94,884
Tarsus Pharmaceuticals, Inc.* 2,074 34,283
Terns Pharmaceuticals, Inc.*(a) 3,895 17,333
Theravance Biopharma, Inc.* 3,368 35,297
Ventyx Biosciences, Inc.*(a) 3,755 8,111
Verona Pharma plc, ADR*(a) 4,270 57,730
Viatris, Inc. 76,502 702,288
WaVe Life Sciences Ltd.* 6,314 33,527
Investments Shares Value
Common Stocks (continued)
Xeris Biopharma Holdings,
Inc.*(a) 8,805 $ 16,377
7,412,827
Total Common Stocks
(Cost $81,028,630)
59,519,584
Number of
Rights
Rights — 0.0%(b)
Biotechnology — 0.0%(b)
Achillion Pharmaceuticals, Inc.,
CVR*(c)(d)
(Cost $11,641) 25,307 11,641
Securities Lending Reinvestments (e) — 1.5%
Investment Companies — 1.5%
Invesco Government & Agency Portfolio,
Institutional Class 5.28% (f)
(Cost $1,086,650) 1,086,650 1,086,650
Principal
Amount
Short-Term Investments — 5.7%
Repurchase Agreements (g) — 5.7%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $4,255,525
(Cost $4,254,900) $ 4,254,900 4,254,900
Total Investments — 86.8%
(Cost $86,381,821) 64,872,775
Other assets less liabilities — 13.2% 9,894,138
Net Assets — 100.0% $ 74,766,913
* Non-income producing security.
(a) The security or a portion of this security is on loan at November
30, 2023. The total value of securities on loan at November
30, 2023 was $1,201,835, collateralized in the form of cash
with a value of $1,086,650 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $189,224 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from
December 5, 2023 – November 15, 2053. The total value of
collateral is $1,275,874.
(b) Represents less than 0.05% of net assets.
(c) Security fair valued as of November 30, 2023 in accordance with procedures approved by the Board of Trustees. Total
value of all such securities at November 30, 2023 amounted to
$11,641, which represents approximately 0.02% of net assets
of the Fund.
(d) Illiquid security.
(e) The security was purchased with cash collateral held from securities on loan at November 30, 2023. The total value of
securities purchased was $1,086,650.
(f) Rate shown is the 7-day yield as of November 30, 2023.

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA NASDAQ BIOTECHNOLOGY
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
67
BIB
::
(g) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
ADR American Depositary Receipt
CVR Contingent Value Rights - No defined expiration
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 7,497,039
Aggregate gross unrealized depreciation (39,189,346)
Net unrealized depreciation $ (31,692,307)
Federal income tax cost $ 86,963,231
Swap Agreements
a
Ultra Nasdaq Biotechnology had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
18,428,951 3/6/2025
Bank of
America NA 5.48%
Nasdaq
Biotechnology
Index
®
(3,634,252) — 3,634,252 —
19,366,476 11/6/2025
BNP Paribas
SA 5.63%
Nasdaq
Biotechnology
Index
®
(43,962) — 43,962 —
10,456,115 3/6/2025 Citibank NA 5.48%
Nasdaq
Biotechnology
Index
®
(1,992,100) — 1,992,100 —
2,510,397 11/7/2024
Goldman Sachs
International 5.93%
Nasdaq
Biotechnology
Index
®
(245,631) — 245,631 —
2,645,990 3/6/2024
Morgan
Stanley & Co.
International plc 5.78%
Nasdaq
Biotechnology
Index
®
(315,942) — 315,942 —
8,445,472 11/14/2024
Societe
Generale 5.88%
Nasdaq
Biotechnology
Index
®
(170,215) — 170,215 —
28,040,519 11/7/2024 UBS AG 5.33%
Nasdaq
Biotechnology
Index
®
(3,199,749) — 3,199,749 —
89,893,920 (9,601,851)
Total Unrealized
Depreciation
(9,601,851)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRA RUSSELL2000 :: NOVEMBER 30, 2023
(
UNAUDITED
)
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
68
UWM
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks (a) — 62.1%
Aerospace & Defense — 0.6%
AAR Corp.* 1,601 $ 110,949
AeroVironment, Inc.* 1,207 166,095
AerSale Corp.* 1,187 16,559
Archer Aviation, Inc., Class
a
A*(b) 7,076 42,315
Astronics Corp.* 1,206 17,909
Cadre Holdings, Inc. 902 29,044
Ducommun, Inc.* 608 30,631
Eve Holding, Inc.*(b) 839 5,923
Kaman Corp. 1,307 26,493
Kratos Defense & Security
Solutions, Inc.* 5,810 110,681
Leonardo DRS, Inc.* 3,178 58,571
Moog, Inc., Class
a
A 1,316 184,253
National Presto Industries, Inc. 238 17,783
Park Aerospace Corp. 862 12,999
Parsons Corp.* 1,915 119,285
Redwire Corp.*(b) 364 932
Rocket Lab USA, Inc.* 12,932 56,642
Terran Orbital Corp.*(b) 3,953 3,202
Triumph Group, Inc.* 2,988 33,436
V2X, Inc.* 535 22,684
Virgin Galactic Holdings, Inc.*(b) 11,716 26,127
1,092,513
Air Freight & Logistics — 0.1%
Air Transport Services Group,
Inc.* 2,614 41,589
Forward Air Corp. 1,212 76,998
Hub Group, Inc., Class
a
A* 1,459 110,227
Radiant Logistics, Inc.* 1,691 10,163
238,977
Automobile Components — 0.8%
Adient plc* 4,434 142,775
American Axle & Manufacturing
Holdings, Inc.* 5,304 36,916
Atmus Filtration Technologies,
Inc.* 761 16,651
Cooper-Standard Holdings, Inc.* 785 13,926
Dana, Inc. 6,050 79,920
Dorman Products, Inc.* 1,220 87,889
Fox Factory Holding Corp.* 1,980 123,770
Gentherm, Inc.* 1,536 70,533
Goodyear Tire & Rubber Co.
(The)* 13,064 181,459
Holley, Inc.* 2,447 10,106
LCI Industries 1,147 124,461
Luminar Technologies, Inc.,
Class
a
A*(b) 12,632 31,580
Modine Manufacturing Co.* 2,388 117,489
Patrick Industries, Inc. 990 81,220
Solid Power, Inc.* 7,187 10,134
Standard Motor Products, Inc. 982 35,322
Stoneridge, Inc.* 1,227 19,632
Visteon Corp.* 1,306 154,983
XPEL, Inc.*(c) 1,049 47,939
1,386,705
Investments Shares Value
Common Stocks (a) (continued)
Automobiles — 0.1%
Fisker, Inc., Class
a
A*(b) 9,099 $ 14,376
Livewire Group, Inc.* 511 5,606
Winnebago Industries, Inc. 1,362 88,026
Workhorse Group, Inc.*(b) 8,135 3,024
111,032
Banks — 5.6%
1st Source Corp. 774 37,407
ACNB Corp. 387 15,124
Amalgamated Financial Corp. 820 17,220
Amerant Bancorp, Inc. 1,198 24,811
American National Bankshares,
Inc. 478 19,431
Ameris Bancorp 3,072 130,806
Ames National Corp. 399 7,374
Arrow Financial Corp. 684 16,861
Associated Banc-Corp. 7,026 124,641
Atlantic Union Bankshares Corp. 3,485 106,536
Axos Financial, Inc.* 2,639 100,995
Banc of California, Inc. 6,063 70,088
BancFirst Corp. 1,022 88,536
Bancorp, Inc. (The)* 2,452 95,653
Bank First Corp. 433 34,969
Bank of Hawaii Corp.(b) 1,821 105,745
Bank of Marin Bancorp 730 14,038
Bank of NT Butterfield & Son
Ltd. (The) 2,325 64,472
Bank7 Corp. 173 4,117
BankUnited, Inc. 3,451 95,213
Bankwell Financial Group, Inc. 273 7,360
Banner Corp. 1,589 71,727
Bar Harbor Bankshares 692 17,971
BayCom Corp. 544 11,370
BCB Bancorp, Inc. 698 8,083
Berkshire Hills Bancorp, Inc. 2,044 42,781
Blue Foundry Bancorp* 1,094 9,518
Blue Ridge Bankshares, Inc. 815 2,201
Bridgewater Bancshares, Inc.* 948 9,831
Brookline Bancorp, Inc. 4,051 38,606
Burke & Herbert Financial
Services Corp. 298 14,173
Business First Bancshares, Inc. 1,110 22,455
Byline Bancorp, Inc. 1,149 22,969
C&F Financial Corp. 151 8,809
Cadence Bank 8,457 211,848
Cambridge Bancorp 353 20,626
Camden National Corp. 663 22,376
Capital Bancorp, Inc. 448 9,484
Capital City Bank Group, Inc. 612 16,365
Capitol Federal Financial, Inc. 5,923 31,925
Capstar Financial Holdings, Inc. 896 14,721
Carter Bankshares, Inc.* 1,095 13,720
Cathay General Bancorp 3,224 118,256
Central Pacific Financial Corp. 1,233 21,664
Central Valley Community
Bancorp 464 7,985
Chemung Financial Corp. 163 7,531

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA RUSSELL2000
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
69
UWM
::
Investments Shares Value
Common Stocks (a) (continued)
ChoiceOne Financial Services,
Inc.(b) 324 $ 8,103
Citizens & Northern Corp. 693 13,936
Citizens Financial Services, Inc. 175 9,965
City Holding Co. 691 66,523
Civista Bancshares, Inc. 716 11,205
CNB Financial Corp. 961 19,547
Coastal Financial Corp.* 502 19,613
Codorus Valley Bancorp, Inc. 433 8,751
Colony Bankcorp, Inc. 766 8,219
Columbia Financial, Inc.* 1,377 22,652
Community Bank System, Inc. 2,470 109,569
Community Trust Bancorp, Inc. 722 28,728
ConnectOne Bancorp, Inc. 1,721 33,835
CrossFirst Bankshares, Inc.* 2,067 23,192
Customers Bancorp, Inc.* 1,333 60,078
CVB Financial Corp. 6,174 110,391
Dime Community Bancshares,
Inc. 1,623 32,622
Eagle Bancorp, Inc. 1,368 32,476
Eastern Bankshares, Inc. 7,192 86,016
Enterprise Bancorp, Inc. 443 11,974
Enterprise Financial Services
Corp. 1,683 65,990
Equity Bancshares, Inc., Class
a
A 679 17,131
Esquire Financial Holdings, Inc. 319 14,856
ESSA Bancorp, Inc. 402 6,709
Evans Bancorp, Inc. 243 6,653
Farmers & Merchants Bancorp,
Inc.(b) 589 11,486
Farmers National Banc Corp. 1,689 20,792
FB Financial Corp. 1,646 55,240
Fidelity D&D Bancorp, Inc. 216 11,195
Financial Institutions, Inc. 703 12,204
First Bancorp 8,228 123,420
First Bancorp 1,843 57,760
First Bancorp, Inc. (The) 454 11,345
First Bancshares, Inc. (The) 1,423 36,500
First Bank 967 11,788
First Busey Corp. 2,409 52,275
First Business Financial
Services, Inc. 364 12,733
First Commonwealth Financial
Corp. 4,750 63,508
First Community Bankshares,
Inc. 818 26,716
First Community Corp.(b) 341 6,015
First Financial Bancorp 4,372 88,358
First Financial Bankshares, Inc. 6,050 158,813
First Financial Corp. 545 20,846
First Foundation, Inc. 2,375 13,965
First Interstate BancSystem,
Inc., Class
a
A 3,834 99,262
First Merchants Corp. 2,744 84,158
First Mid Bancshares, Inc. 889 27,550
First of Long Island Corp. (The) 988 11,243
First Western Financial, Inc.* 372 6,175
Five Star Bancorp 592 13,527
Flushing Financial Corp. 1,309 18,496
FS Bancorp, Inc. 307 9,317
Fulton Financial Corp. 7,551 107,451
Investments Shares
Common Stocks (a) (continued)
FVCBankcorp, Inc.* 745 $ 8,314
German American Bancorp, Inc. 1,302 37,524
Glacier Bancorp, Inc. 5,177 174,103
Great Southern Bancorp, Inc. 420 21,340
Greene County Bancorp, Inc. 325 8,158
Guaranty Bancshares, Inc. 388 11,597
Hancock Whitney Corp. 4,028 166,155
Hanmi Financial Corp. 1,412 23,496
HarborOne Bancorp, Inc. 1,945 21,453
HBT Financial, Inc. 623 11,681
Heartland Financial USA, Inc. 1,962 60,685
Heritage Commerce Corp. 2,749 23,339
Heritage Financial Corp. 1,610 28,690
Hilltop Holdings, Inc. 2,167 63,818
Hingham Institution For Savings
(The)(b) 69 11,247
Home Bancorp, Inc. 333 12,138
Home BancShares, Inc. 8,852 196,337
HomeStreet, Inc. 838 5,657
HomeTrust Bancshares, Inc. 722 16,664
Hope Bancorp, Inc. 5,356 52,489
Horizon Bancorp, Inc. 2,001 21,791
Independent Bank Corp. 938 20,280
Independent Bank Corp. 2,051 116,948
Independent Bank Group, Inc. 1,678 64,905
International Bancshares Corp. 2,493 111,861
John Marshall Bancorp, Inc. 579 11,435
Kearny Financial Corp. 2,628 20,761
Lakeland Bancorp, Inc. 2,894 35,857
Lakeland Financial Corp. 1,152 63,994
LCNB Corp. 489 7,120
Live Oak Bancshares, Inc. 1,561 52,450
Luther Burbank Corp.* 476 4,079
Macatawa Bank Corp. 1,219 11,837
MainStreet Bancshares, Inc. 322 6,704
Mercantile Bank Corp. 728 25,036
Metrocity Bankshares, Inc. 848 16,943
Metropolitan Bank Holding
Corp.* 486 18,939
Mid Penn Bancorp, Inc. 661 13,299
Middlefield Banc Corp. 364 10,319
Midland States Bancorp, Inc. 987 22,286
MidWestOne Financial Group,
Inc. 661 13,921
MVB Financial Corp. 525 10,495
National Bank Holdings Corp.,
Class
a
A 1,710 56,447
National Bankshares, Inc. 268 7,247
NBT Bancorp, Inc. 2,127 75,572
Nicolet Bankshares, Inc. 596 43,901
Northeast Bank 306 15,689
Northeast Community Bancorp,
Inc. 623 10,448
Northfield Bancorp, Inc. 1,924 18,355
Northrim Bancorp, Inc. 255 12,589
Northwest Bancshares, Inc. 5,913 65,871
Norwood Financial Corp. 341 9,449
Oak Valley Bancorp 313 8,172
OceanFirst Financial Corp. 2,704 37,477
OFG Bancorp 2,163 72,590

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: NOVEMBER 30, 2023
(
UNAUDITED
)
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
70
UWM
::
Investments Shares
Common Stocks (a) (continued)
Old National Bancorp 13,597 $ 202,459
Old Second Bancorp, Inc. 2,013 28,363
Orange County Bancorp, Inc. 237 11,331
Origin Bancorp, Inc. 1,354 43,017
Orrstown Financial Services,
Inc. 476 11,391
Pacific Premier Bancorp, Inc. 4,402 99,133
Park National Corp. 665 73,815
Parke Bancorp, Inc. 485 8,759
Pathward Financial, Inc. 1,245 61,740
PCB Bancorp 505 7,828
Peapack-Gladstone Financial
Corp. 792 19,673
Penns Woods Bancorp, Inc. 318 6,490
Peoples Bancorp, Inc. 1,571 46,235
Peoples Financial Services
Corp. 324 13,764
Pioneer Bancorp, Inc.* 542 4,485
Plumas Bancorp 254 8,532
Ponce Financial Group, Inc.* 948 8,456
Preferred Bank 622 38,334
Premier Financial Corp. 1,640 32,751
Primis Financial Corp. 940 9,409
Princeton Bancorp, Inc. 236 7,781
Provident Financial Services,
Inc. 3,407 51,855
QCR Holdings, Inc. 765 38,005
RBB Bancorp 778 11,888
Red River Bancshares, Inc. 223 11,324
Renasant Corp. 2,561 69,762
Republic Bancorp, Inc., Class
a
A 399 18,733
S&T Bancorp, Inc. 1,804 50,494
Sandy Spring Bancorp, Inc. 2,034 44,789
Seacoast Banking Corp. of
Florida 3,908 90,822
ServisFirst Bancshares, Inc. 2,363 120,891
Shore Bancshares, Inc. 1,381 16,489
Sierra Bancorp 642 12,031
Simmons First National Corp.,
Class
a
A 5,860 93,701
SmartFinancial, Inc. 735 15,707
South Plains Financial, Inc. 558 14,508
Southern First Bancshares, Inc.* 356 10,459
Southern Missouri Bancorp, Inc. 398 17,150
Southern States Bancshares,
Inc. 349 8,767
Southside Bancshares, Inc. 1,365 37,442
SouthState Corp. 3,533 261,619
Stellar Bancorp, Inc. 2,258 53,876
Sterling Bancorp, Inc.* 1,009 5,640
Stock Yards Bancorp, Inc. 1,259 55,547
Summit Financial Group, Inc. 524 12,246
Texas Capital Bancshares, Inc.* 2,223 121,998
Third Coast Bancshares, Inc.* 597 10,119
Timberland Bancorp, Inc. 351 10,228
Tompkins Financial Corp. 644 34,113
Towne Bank 3,256 85,503
TriCo Bancshares 1,441 49,599
Triumph Financial, Inc.* 1,032 70,042
TrustCo Bank Corp. 863 23,163
Trustmark Corp. 2,823 64,675
Investments Shares
Common Stocks (a) (continued)
UMB Financial Corp. 2,054 $ 147,190
United Bankshares, Inc. 6,071 201,011
United Community Banks, Inc. 5,365 132,247
Unity Bancorp, Inc. 334 9,162
Univest Financial Corp. 1,346 25,426
USCB Financial Holdings, Inc.* 487 5,639
Valley National Bancorp 20,034 182,309
Veritex Holdings, Inc. 2,435 46,606
Virginia National Bankshares
Corp. 220 7,753
WaFd, Inc. 3,041 81,286
Washington Trust Bancorp, Inc. 785 20,991
WesBanco, Inc. 2,677 71,262
West Bancorp, Inc. 751 13,300
Westamerica Bancorp 1,203 61,004
WSFS Financial Corp. 2,841 109,577
9,480,910
Beverages — 0.3%
Coca-Cola Consolidated, Inc. 222 163,063
Duckhorn Portfolio, Inc. (The)* 2,037 20,920
MGP Ingredients, Inc. 735 62,806
National Beverage Corp.* 1,101 52,342
Primo Water Corp.(b) 7,262 104,355
Vita Coco Co., Inc. (The)* 1,327 37,236
Zevia PBC, Class
a
A* 1,156 2,485
443,207
Biotechnology — 4.2%
2seventy bio, Inc.* 2,330 4,264
4D Molecular Therapeutics, Inc.* 1,818 23,125
89bio, Inc.* 2,865 23,035
Aadi Bioscience, Inc.* 751 3,950
ACADIA Pharmaceuticals, Inc.* 5,619 125,191
ACELYRIN, Inc.*(b) 1,538 10,335
Acrivon Therapeutics, Inc.* 401 1,624
Actinium Pharmaceuticals, Inc.* 1,239 5,675
Adicet Bio, Inc.* 1,410 1,664
ADMA Biologics, Inc.* 9,767 36,138
Aerovate Therapeutics, Inc.* 519 8,153
Agenus, Inc.* 16,241 12,621
Agios Pharmaceuticals, Inc.* 2,575 57,242
Akero Therapeutics, Inc.* 2,381 39,858
Aldeyra Therapeutics, Inc.* 2,157 5,975
Alector, Inc.* 2,943 15,951
Alkermes plc* 7,695 185,757
Allakos, Inc.* 3,082 6,842
Allogene Therapeutics, Inc.* 3,812 8,958
Allovir, Inc.* 2,360 4,437
Alpine Immune Sciences,
Inc.*(b) 1,472 22,816
Altimmune, Inc.* 2,292 7,243
ALX Oncology Holdings, Inc.* 1,003 7,864
Amicus Therapeutics, Inc.* 13,003 143,293
AnaptysBio, Inc.* 870 12,302
Anavex Life Sciences Corp.*(b) 3,307 23,843
Anika Therapeutics, Inc.* 679 14,877
Annexon, Inc.* 2,117 5,271
Apogee Therapeutics, Inc.* 903 17,618
Arbutus Biopharma Corp.* 5,788 11,865

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA RUSSELL2000
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
71
UWM
::
Investments Shares
Common Stocks (a) (continued)
Arcellx, Inc.* 1,761 $ 92,505
Arcturus Therapeutics Holdings,
Inc.* 1,082 25,903
Arcus Biosciences, Inc.* 2,446 36,837
Arcutis Biotherapeutics, Inc.* 2,382 4,383
Ardelyx, Inc.* 9,875 44,536
Arrowhead Pharmaceuticals,
Inc.* 4,692 99,470
ARS Pharmaceuticals, Inc.*(b) 1,124 5,429
Astria Therapeutics, Inc.* 1,186 5,515
Atara Biotherapeutics, Inc.* 4,492 2,965
Aura Biosciences, Inc.* 1,273 10,209
Aurinia Pharmaceuticals, Inc.* 6,280 54,259
Avid Bioservices, Inc.* 2,878 14,649
Avidity Biosciences, Inc.* 3,277 25,593
Avita Medical, Inc.* 1,165 12,419
Beam Therapeutics, Inc.* 3,234 90,811
BioAtla, Inc.* 2,050 3,629
BioCryst Pharmaceuticals, Inc.* 8,789 51,679
Biohaven Ltd.* 2,704 90,097
Biomea Fusion, Inc.* 921 13,879
BioVie, Inc., Class
a
A*(b) 154 277
Bioxcel Therapeutics, Inc.*(b) 940 3,572
Bluebird Bio, Inc.* 4,963 18,959
Blueprint Medicines Corp.* 2,819 196,315
Bridgebio Pharma, Inc.* 5,310 152,450
Cabaletta Bio, Inc.* 1,599 25,664
CareDx, Inc.* 2,412 23,421
Caribou Biosciences, Inc.* 3,463 20,328
Carisma Therapeutics, Inc.(b) 1,235 2,964
Cartesian Therapeutics, Inc.* 5,386 7,271
Catalyst Pharmaceuticals, Inc.* 4,657 67,201
Celcuity, Inc.* 810 11,883
Celldex Therapeutics, Inc.* 2,153 65,042
Century Therapeutics, Inc.* 1,086 1,488
Cerevel Therapeutics Holdings,
Inc.* 2,869 74,393
Cogent Biosciences, Inc.* 3,761 28,847
Coherus Biosciences, Inc.* 4,629 9,860
Compass Therapeutics, Inc.* 4,232 6,983
Crinetics Pharmaceuticals, Inc.* 2,997 95,275
Cue Biopharma, Inc.* 1,603 4,008
Cullinan Oncology, Inc.* 1,104 9,042
Cytokinetics, Inc.* 4,319 144,600
Day One Biopharmaceuticals,
Inc.* 2,906 33,651
Deciphera Pharmaceuticals,
Inc.* 2,429 30,630
Denali Therapeutics, Inc.* 5,478 101,453
Design Therapeutics, Inc.* 1,516 3,638
Disc Medicine, Inc.*(b) 409 22,569
Dynavax Technologies Corp.* 6,010 82,337
Dyne Therapeutics, Inc.* 1,970 21,828
Eagle Pharmaceuticals, Inc.* 480 2,808
Editas Medicine, Inc.* 3,814 40,161
Emergent BioSolutions, Inc.* 2,345 5,018
Enanta Pharmaceuticals, Inc.* 927 8,658
Entrada Therapeutics, Inc.* 993 12,879
Erasca, Inc.* 3,741 6,360
Fate Therapeutics, Inc.* 3,929 9,783
Investments Shares
Common Stocks (a) (continued)
Fennec Pharmaceuticals, Inc.* 841 $ 7,233
FibroGen, Inc.*(b) 4,218 2,330
Foghorn Therapeutics, Inc.* 941 3,999
Genelux Corp.*(b) 859 10,222
Generation Bio Co.* 2,099 2,372
Geron Corp.* 23,092 44,568
Graphite Bio, Inc.* 1,300 2,951
Gritstone bio, Inc.* 4,070 5,291
Halozyme Therapeutics, Inc.* 6,021 232,471
Heron Therapeutics, Inc.* 4,803 5,908
HilleVax, Inc.*(b) 984 13,491
Humacyte, Inc.*(b) 2,839 7,523
Icosavax, Inc.* 1,277 12,923
Ideaya Biosciences, Inc.* 2,518 79,191
IGM Biosciences, Inc.* 551 3,714
Immuneering Corp., Class
a
A* 1,040 6,822
ImmunityBio, Inc.*(b) 5,283 19,441
ImmunoGen, Inc.* 11,113 326,167
Immunovant, Inc.* 2,502 97,903
Inhibrx, Inc.* 1,593 33,087
Inozyme Pharma, Inc.*(b) 1,569 6,041
Insmed, Inc.* 6,112 152,922
Intellia Therapeutics, Inc.* 4,091 121,216
Iovance Biotherapeutics, Inc.* 10,634 64,548
Ironwood Pharmaceuticals, Inc.,
Class
a
A* 6,427 63,627
iTeos Therapeutics, Inc.* 1,149 10,755
Janux Therapeutics, Inc.* 801 6,993
KalVista Pharmaceuticals, Inc.* 1,143 9,647
Karyopharm Therapeutics, Inc.* 5,253 4,045
Keros Therapeutics, Inc.* 1,044 31,675
Kezar Life Sciences, Inc.* 3,309 2,772
Kiniksa Pharmaceuticals Ltd.,
Class
a
A* 1,455 23,527
Kodiak Sciences, Inc.* 1,504 3,640
Krystal Biotech, Inc.* 1,002 104,438
Kura Oncology, Inc.* 3,272 31,640
Kymera Therapeutics, Inc.* 1,763 36,600
Larimar Therapeutics, Inc.* 1,188 4,075
Lexicon Pharmaceuticals,
Inc.*(b) 4,296 4,554
Lineage Cell Therapeutics, Inc.* 5,985 5,877
Lyell Immunopharma, Inc.* 8,047 13,921
MacroGenics, Inc.* 2,821 23,160
Madrigal Pharmaceuticals, Inc.* 630 128,079
MannKind Corp.* 11,908 43,107
MeiraGTx Holdings plc* 1,512 7,893
Merrimack Pharmaceuticals,
Inc.* 485 6,121
Mersana Therapeutics, Inc.* 4,881 8,054
MiMedx Group, Inc.* 5,351 41,577
Mineralys Therapeutics, Inc.* 647 4,309
Mirum Pharmaceuticals, Inc.* 1,147 36,784
Monte Rosa Therapeutics, Inc.* 1,413 4,380
Morphic Holding, Inc.* 1,599 37,896
Mural Oncology plc* 769 2,776
Myriad Genetics, Inc.* 3,745 71,492
Nkarta, Inc.*(b) 1,402 3,701
Novavax, Inc.*(b) 4,037 22,204
Nurix Therapeutics, Inc.* 2,207 13,728

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: NOVEMBER 30, 2023
(
UNAUDITED
)
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
72
UWM
::
Investments Shares
Common Stocks (a) (continued)
Nuvalent, Inc., Class
a
A* 1,111 $ 72,626
Nuvectis Pharma, Inc.* 343 2,916
Ocean Biomedical, Inc.*(b) 402 319
Olema Pharmaceuticals, Inc.* 1,246 17,382
Omega Therapeutics, Inc.* 1,129 2,585
Organogenesis Holdings, Inc.,
Class
a
A* 3,257 8,305
ORIC Pharmaceuticals, Inc.* 1,810 14,299
Outlook Therapeutics, Inc.* 7,194 3,453
Ovid therapeutics, Inc.* 2,764 8,223
PDS Biotechnology Corp.*(b) 1,296 6,817
PepGen, Inc.* 467 2,288
PMV Pharmaceuticals, Inc.* 1,787 4,092
Point Biopharma Global, Inc.* 4,195 57,052
Poseida Therapeutics, Inc.,
Class
a
A* 3,151 8,413
Precigen, Inc.*(b) 6,265 7,017
Prelude Therapeutics, Inc.* 661 2,188
Prime Medicine, Inc.*(b) 1,835 13,322
ProKidney Corp.*(b) 2,086 3,504
Protagonist Therapeutics, Inc.* 2,649 48,238
Protalix BioTherapeutics, Inc.* 3,078 4,648
Prothena Corp. plc* 1,923 62,651
PTC Therapeutics, Inc.* 3,285 75,621
Rallybio Corp.*(b) 1,417 2,706
RAPT Therapeutics, Inc.* 1,370 19,892
Recursion Pharmaceuticals,
Inc., Class
a
A* 6,328 43,347
REGENXBIO, Inc.* 1,884 36,776
Relay Therapeutics, Inc.* 4,187 33,119
Reneo Pharmaceuticals, Inc.* 601 3,810
Replimune Group, Inc.* 1,927 21,544
REVOLUTION Medicines, Inc.* 6,348 148,099
Rhythm Pharmaceuticals, Inc.* 2,383 79,664
Rigel Pharmaceuticals, Inc.* 7,937 9,048
Rocket Pharmaceuticals, Inc.* 2,602 60,705
Sage Therapeutics, Inc.* 2,451 47,991
Sagimet Biosciences, Inc.,
Class
a
A*(b) 250 955
Sana Biotechnology, Inc.* 4,324 17,555
Sangamo Therapeutics, Inc.* 6,689 2,876
Savara, Inc.* 4,189 16,128
Scholar Rock Holding Corp.* 2,011 25,318
Seres Therapeutics, Inc.* 4,509 4,689
SpringWorks Therapeutics, Inc.* 2,702 82,114
Stoke Therapeutics, Inc.* 1,277 4,840
Summit Therapeutics, Inc.*(b) 5,373 10,907
Sutro Biopharma, Inc.* 2,788 7,277
Syndax Pharmaceuticals, Inc.* 3,056 50,867
Tango Therapeutics, Inc.* 2,070 15,732
Tenaya Therapeutics, Inc.* 2,123 3,991
TG Therapeutics, Inc.* 6,363 81,510
Travere Therapeutics, Inc.* 3,378 21,214
Turnstone Biologics Corp.* 296 645
Twist Bioscience Corp.* 2,640 63,492
Tyra Biosciences, Inc.* 648 7,588
UroGen Pharma Ltd.*(b) 906 11,950
Vanda Pharmaceuticals, Inc.* 2,619 9,743
Vaxcyte, Inc.* 4,349 225,148
Vaxxinity, Inc., Class
a
A* 1,976 1,676
Investments Shares
Common Stocks (a) (continued)
Vera Therapeutics, Inc.,
Class
a
A* 1,568 $ 21,246
Veracyte, Inc.* 3,375 86,400
Vericel Corp.* 2,208 78,472
Verve Therapeutics, Inc.* 2,353 26,542
Vigil Neuroscience, Inc.*(b) 747 2,375
Viking Therapeutics, Inc.* 4,458 54,477
Vir Biotechnology, Inc.* 3,885 36,869
Viridian Therapeutics, Inc.* 1,958 32,777
Vor BioPharma, Inc.*(b) 1,746 3,230
Voyager Therapeutics, Inc.* 1,474 10,701
X4 Pharmaceuticals, Inc.* 5,709 4,453
Xencor, Inc.* 2,690 49,335
XOMA Corp.* 338 5,016
Y-mAbs Therapeutics, Inc.* 1,706 10,594
Zentalis Pharmaceuticals, Inc.* 2,702 30,398
Zura Bio Ltd., Class
a
A* 548 2,658
Zymeworks, Inc.* 2,476 21,962
7,035,931
Broadline Retail — 0.1%
Big Lots, Inc.(b) 1,320 6,956
ContextLogic, Inc., Class
a
A* 1,041 5,247
Dillard's, Inc., Class
a
A(b) 162 56,229
Qurate Retail, Inc., Class
a
B* 63 413
Savers Value Village, Inc.* 1,203 18,105
86,950
Building Products — 1.2%
AAON, Inc. 3,143 196,752
American Woodmark Corp.* 759 54,952
Apogee Enterprises, Inc. 1,024 46,182
AZZ, Inc. 1,152 56,644
CSW Industrials, Inc. 715 126,791
Gibraltar Industries, Inc.* 1,417 95,208
Griffon Corp. 2,036 94,735
Insteel Industries, Inc. 871 29,631
Janus International Group, Inc.* 3,941 41,578
JELD-WEN Holding, Inc.* 3,949 63,105
Masonite International Corp.* 1,032 91,693
Masterbrand, Inc.* 6,018 80,762
PGT Innovations, Inc.* 2,631 84,692
Quanex Building Products Corp. 1,531 47,139
Resideo Technologies, Inc.* 6,797 111,675
Simpson Manufacturing Co.,
Inc. 1,991 332,437
UFP Industries, Inc. 2,787 305,539
Zurn Elkay Water Solutions
Corp. 6,868 202,194
2,061,709
Capital Markets — 0.8%
AlTi Global, Inc.*(b) 976 7,388
Artisan Partners Asset
Management, Inc., Class
a
A 2,853 107,415
AssetMark Financial Holdings,
Inc.* 1,020 26,153
B Riley Financial, Inc.(b) 866 15,934
Bakkt Holdings, Inc.*(b) 3,232 4,848
BGC Group, Inc., Class
a
A 14,580 94,770

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA RUSSELL2000
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
73
UWM
::
Investments Shares
Common Stocks (a) (continued)
BlackRock Capital Investment
Corp. 2 $ 8
Brightsphere Investment Group,
Inc. 1,511 26,367
Cohen & Steers, Inc. 1,206 70,539
Diamond Hill Investment Group,
Inc. 132 21,198
Donnelley Financial Solutions,
Inc.* 1,148 67,755
Forge Global Holdings, Inc.* 5,096 16,817
GCM Grosvenor, Inc., Class
a
A 1,924 15,527
Hamilton Lane, Inc., Class
a
A 1,697 166,051
Hercules Capital, Inc. 6 93
MarketWise, Inc. 1,495 4,769
Moelis & Co., Class
a
A 3,101 147,142
Open Lending Corp.* 4,617 29,503
P10, Inc., Class
a
A 1,995 20,349
Patria Investments Ltd., Class
a
A 2,522 35,711
Perella Weinberg Partners,
Class
a
A 1,950 22,854
Piper Sandler Cos. 805 124,558
PJT Partners, Inc., Class
a
A 1,102 99,246
Prospect Capital Corp. 3 17
Silvercrest Asset Management
Group, Inc., Class
a
A 442 6,886
StepStone Group, Inc., Class
a
A 2,503 64,127
StoneX Group, Inc.* 1,244 76,015
Value Line, Inc. 39 1,640
Victory Capital Holdings, Inc.,
Class
a
A 1,266 40,702
Virtus Investment Partners, Inc. 321 62,794
WisdomTree, Inc. 6,402 41,677
1,418,853
Chemicals — 1.1%
AdvanSix, Inc. 1,228 32,088
American Vanguard Corp. 1,252 11,744
Aspen Aerogels, Inc.* 2,368 24,817
Avient Corp. 4,196 144,133
Balchem Corp. 1,484 185,084
Cabot Corp. 2,569 194,987
Core Molding Technologies,
Inc.* 359 6,458
Danimer Scientific, Inc.*(b) 4,069 4,435
Ecovyst, Inc.* 4,418 42,059
FutureFuel Corp. 1,212 7,199
Hawkins, Inc. 897 55,112
HB Fuller Co. 2,511 190,032
Ingevity Corp.* 1,697 65,827
Innospec, Inc. 1,159 121,776
Intrepid Potash, Inc.* 493 10,126
Koppers Holdings, Inc. 937 42,324
Kronos Worldwide, Inc. 1,023 8,931
Livent Corp.* 8,372 115,199
LSB Industries, Inc.* 2,550 21,854
Mativ Holdings, Inc. 2,528 29,578
Minerals Technologies, Inc. 1,510 94,586
Origin Materials, Inc.* 5,422 3,702
Orion SA 2,602 62,006
Perimeter Solutions SA* 7,195 29,931
Investments Shares
Common Stocks (a) (continued)
PureCycle Technologies, Inc.*(b) 5,387 $ 21,763
Quaker Chemical Corp. 645 115,320
Rayonier Advanced Materials,
Inc.* 2,958 9,761
Sensient Technologies Corp. 1,954 113,215
Stepan Co. 988 81,579
Trinseo plc 1,622 9,375
Tronox Holdings plc 5,432 69,258
Valhi, Inc. 112 1,521
1,925,780
Commercial Services & Supplies — 1.0%
ABM Industries, Inc. 3,073 125,962
ACCO Brands Corp. 4,285 23,053
ACV Auctions, Inc., Class
a
A* 5,896 92,154
Aris Water Solutions, Inc.,
Class
a
A 1,386 11,199
BrightView Holdings, Inc.* 1,920 14,669
Brink's Co. (The) 2,141 168,925
Casella Waste Systems, Inc.,
Class
a
A* 2,619 211,825
CECO Environmental Corp.* 1,376 26,488
Cimpress plc* 828 58,366
CompX International, Inc. 71 1,668
CoreCivic, Inc.* 5,276 76,344
Deluxe Corp. 2,021 36,964
Ennis, Inc. 1,183 25,115
Enviri Corp.* 3,661 21,600
GEO Group, Inc. (The)* 5,590 56,738
Healthcare Services Group, Inc.* 3,451 33,509
HNI Corp. 2,142 83,688
Interface, Inc., Class
a
A 2,659 26,882
LanzaTech Global, Inc.*(b) 957 4,058
Li-Cycle Holdings Corp.*(b) 6,399 5,641
Liquidity Services, Inc.* 1,069 20,482
Matthews International Corp.,
Class
a
A 1,378 47,059
MillerKnoll, Inc. 3,526 90,971
Montrose Environmental Group,
Inc.* 1,295 40,495
NL Industries, Inc. 389 1,992
OPENLANE, Inc.* 5,009 73,232
Performant Financial Corp.* 3,119 9,326
Pitney Bowes, Inc. 8,141 32,890
Quad/Graphics, Inc.* 1,465 6,754
SP Plus Corp.* 907 46,393
Steelcase, Inc., Class
a
A 4,298 52,908
UniFirst Corp. 695 119,957
Viad Corp.* 944 31,435
VSE Corp. 592 35,774
1,714,516
Communications Equipment — 0.4%
ADTRAN Holdings, Inc. 3,619 18,927
Aviat Networks, Inc.* 514 15,579
Calix, Inc.* 2,736 105,582
Cambium Networks Corp.* 563 2,629
Clearfield, Inc.* 608 15,468
CommScope Holding Co., Inc.* 9,615 16,057

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: NOVEMBER 30, 2023
(
UNAUDITED
)
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
74
UWM
::
Investments Shares
Common Stocks (a) (continued)
Comtech Telecommunications
Corp. 1,266 $ 14,952
Digi International, Inc.* 1,630 38,370
DZS, Inc.* 1,010 1,626
Extreme Networks, Inc.* 5,854 94,484
Harmonic, Inc.* 5,109 56,506
Infinera Corp.* 9,252 35,990
KVH Industries, Inc.* 869 4,163
NETGEAR, Inc.* 1,324 18,059
NetScout Systems, Inc.* 3,165 63,553
Ribbon Communications, Inc.* 4,119 8,774
Viavi Solutions, Inc.* 10,265 82,941
593,660
Construction & Engineering — 1.1%
Ameresco, Inc., Class
a
A* 1,494 44,760
API Group Corp.* 9,707 294,607
Arcosa, Inc. 2,251 167,024
Argan, Inc. 587 27,378
Bowman Consulting Group Ltd.,
Class
a
A* 486 14,983
Comfort Systems USA, Inc. 1,642 317,858
Concrete Pumping Holdings,
Inc.* 1,204 8,958
Construction Partners, Inc.,
Class
a
A* 1,865 78,255
Dycom Industries, Inc.* 1,330 138,147
Eneti, Inc. 1,145 12,423
Fluor Corp.* 6,619 251,721
Granite Construction, Inc. 2,047 94,060
Great Lakes Dredge & Dock
Corp.* 3,042 20,442
IES Holdings, Inc.* 381 26,659
INNOVATE Corp.* 2,517 2,668
Limbach Holdings, Inc.* 426 16,239
MYR Group, Inc.* 763 94,933
Northwest Pipe Co.* 457 12,394
Primoris Services Corp. 2,463 74,777
Southland Holdings, Inc.* 188 1,006
Sterling Infrastructure, Inc.* 1,390 88,279
Tutor Perini Corp.* 1,968 16,472
1,804,043
Construction Materials — 0.2%
Knife River Corp.* 2,622 156,481
Summit Materials, Inc., Class
a
A* 5,543 192,287
United States Lime & Minerals,
Inc. 95 20,141
368,909
Consumer Finance — 0.5%
Atlanticus Holdings Corp.* 215 6,637
Bread Financial Holdings, Inc. 2,342 65,810
Consumer Portfolio Services,
Inc.*(b) 390 3,697
Encore Capital Group, Inc.* 1,079 48,339
Enova International, Inc.* 1,412 58,174
FirstCash Holdings, Inc. 1,749 195,888
Green Dot Corp., Class
a
A* 2,155 17,283
LendingClub Corp.* 4,935 31,091
Investments Shares
Common Stocks (a) (continued)
LendingTree, Inc.* 487 $ 8,620
Navient Corp. 4,129 70,730
Nelnet, Inc., Class
a
A 676 56,716
NerdWallet, Inc., Class
a
A*(b) 1,587 18,647
OppFi, Inc.*(b) 499 1,766
PRA Group, Inc.* 1,792 33,206
PROG Holdings, Inc.* 2,149 58,582
Regional Management Corp. 363 8,030
Upstart Holdings, Inc.*(b) 3,343 89,459
World Acceptance Corp.* 189 21,064
793,739
Consumer Staples Distribution & Retail — 0.4%
Andersons, Inc. (The) 1,495 74,541
Chefs' Warehouse, Inc. (The)* 1,633 43,928
HF Foods Group, Inc.* 1,868 8,854
Ingles Markets, Inc., Class
a
A 651 53,135
Natural Grocers by Vitamin
Cottage, Inc. 433 6,794
PriceSmart, Inc. 1,201 80,935
SpartanNash Co. 1,602 35,516
Sprouts Farmers Market, Inc.* 4,807 207,086
United Natural Foods, Inc.* 2,711 39,445
Village Super Market, Inc.,
Class
a
A 409 10,290
Weis Markets, Inc. 765 46,168
606,692
Containers & Packaging — 0.2%
Greif, Inc., Class
a
A 1,129 78,917
Greif, Inc., Class
a
B 238 16,577
Myers Industries, Inc. 1,697 29,901
O-I Glass, Inc.* 7,208 106,390
Pactiv Evergreen, Inc. 1,858 21,256
Ranpak Holdings Corp.,
Class
a
A* 2,011 8,245
TriMas Corp. 1,926 49,363
310,649
Distributors — 0.0%(d)
Weyco Group, Inc. 275 8,099
Diversified Consumer Services — 0.8%
2U, Inc.* 3,673 3,608
Adtalem Global Education, Inc.* 2,021 115,136
Carriage Services, Inc., Class
a
A 623 14,074
Chegg, Inc.* 5,480 54,416
Coursera, Inc.* 6,040 119,290
Duolingo, Inc., Class
a
A* 1,332 282,770
European Wax Center, Inc.,
Class
a
A* 1,583 22,605
Frontdoor, Inc.* 3,818 131,072
Graham Holdings Co., Class
a
B 166 104,107
Laureate Education, Inc. 6,080 79,830
Lincoln Educational Services
Corp.* 1,099 10,177
Nerdy, Inc.* 2,821 7,335
OneSpaWorld Holdings Ltd.* 3,870 46,634
Perdoceo Education Corp. 3,117 54,298

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA RUSSELL2000
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
75
UWM
::
Investments Shares
Common Stocks (a) (continued)
Rover Group, Inc., Class
a
A* 4,307 $ 47,119
Strategic Education, Inc. 1,050 93,419
Stride, Inc.* 1,968 119,222
Udemy, Inc.* 3,980 59,222
Universal Technical Institute,
Inc.* 1,520 17,738
WW International, Inc.* 2,528 18,227
1,400,299
Diversified REITs — 0.4%
Alexander & Baldwin, Inc., REIT 3,367 56,397
Alpine Income Property Trust,
Inc., REIT 604 9,863
American Assets Trust, Inc.,
REIT 2,263 45,577
Armada Hoffler Properties, Inc.,
REIT 3,125 34,313
Broadstone Net Lease, Inc.,
REIT 8,723 139,568
CTO Realty Growth, Inc., REIT 1,046 17,678
Empire State Realty Trust, Inc.,
Class
a
A, REIT 6,130 54,925
Essential Properties Realty
Trust, Inc., REIT 7,239 171,926
Gladstone Commercial Corp.,
REIT 1,866 23,325
Global Net Lease, Inc., REIT 9,032 79,301
NexPoint Diversified Real Estate
Trust, REIT 1,448 11,671
One Liberty Properties, Inc.,
REIT 752 15,363
Star Holdings, REIT* 601 7,344
667,251
Diversified Telecommunication Services — 0.3%
Anterix, Inc.* 596 19,489
AST SpaceMobile, Inc.,
Class
a
A*(b) 3,728 18,081
ATN International, Inc. 510 15,524
Bandwidth, Inc., Class
a
A* 1,086 11,924
Charge Enterprises, Inc.*(b) 6,250 1,041
Cogent Communications
Holdings, Inc. 2,008 128,231
Consolidated Communications
Holdings, Inc.* 3,502 15,059
EchoStar Corp., Class
a
A* 1,582 16,564
Globalstar, Inc.*(b) 32,022 50,915
IDT Corp., Class
a
B* 722 21,191
Liberty Latin America Ltd.,
Class
a
A* 1,661 11,245
Liberty Latin America Ltd.,
Class
a
C* 6,674 45,583
Lumen Technologies, Inc.*(b) 46,761 61,257
Ooma, Inc.* 1,107 12,841
Shenandoah
Telecommunications Co. 2,254 50,197
479,142
Electric Utilities — 0.5%
ALLETE, Inc. 2,681 148,742
Genie Energy Ltd., Class
a
B 918 22,262
Investments Shares
Common Stocks (a) (continued)
MGE Energy, Inc. 1,693 $ 124,859
Otter Tail Corp. 1,917 146,286
PNM Resources, Inc. 3,978 165,365
Portland General Electric Co. 4,507 185,057
792,571
Electrical Equipment — 0.8%
Allient, Inc. 601 15,674
Amprius Technologies, Inc.* 249 1,023
Array Technologies, Inc.* 7,032 108,785
Atkore, Inc.* 1,794 233,041
Babcock & Wilcox Enterprises,
Inc.* 2,726 3,871
Blink Charging Co.*(b) 2,519 8,111
Bloom Energy Corp., Class
a
A* 8,938 129,065
Dragonfly Energy Holdings
Corp.* 1,288 736
Encore Wire Corp. 745 137,303
Energy Vault Holdings, Inc.* 4,546 10,456
EnerSys 1,915 169,439
Enovix Corp.*(b) 6,344 70,228
Eos Energy Enterprises, Inc.*(b) 4,990 5,489
ESS Tech, Inc.*(b) 4,231 4,950
Fluence Energy, Inc., Class
a
A* 1,825 45,771
FTC Solar, Inc.* 2,951 1,918
FuelCell Energy, Inc.*(b) 18,996 23,175
GrafTech International Ltd. 8,990 22,205
LSI Industries, Inc. 1,212 15,889
NEXTracker, Inc., Class
a
A* 2,301 93,513
NuScale Power Corp.*(b) 2,485 6,883
Powell Industries, Inc. 425 35,343
Preformed Line Products Co. 116 14,455
SES AI Corp.*(b) 5,790 12,333
Shoals Technologies Group,
Inc., Class
a
A* 7,956 110,191
SKYX Platforms Corp.* 2,907 4,506
Stem, Inc.*(b) 6,606 18,959
SunPower Corp.*(b) 4,050 16,808
Thermon Group Holdings, Inc.* 1,551 46,763
TPI Composites, Inc.* 1,921 4,053
Vicor Corp.* 1,028 37,594
1,408,530
Electronic Equipment, Instruments & Components — 1.7%
908 Devices, Inc.* 1,017 8,095
Advanced Energy Industries,
Inc. 1,745 165,862
Aeva Technologies, Inc.* 3,686 2,059
Akoustis Technologies, Inc.*(b) 3,206 1,827
Arlo Technologies, Inc.* 4,054 36,851
Badger Meter, Inc. 1,365 201,160
Bel Fuse, Inc., Class
a
B 485 26,239
Belden, Inc. 1,972 131,020
Benchmark Electronics, Inc. 1,640 40,918
Climb Global Solutions, Inc. 193 9,204
CTS Corp. 1,455 56,381
Daktronics, Inc.* 1,748 18,232
ePlus, Inc.* 1,234 78,334
Evolv Technologies Holdings,
Inc.* 5,225 20,900

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: NOVEMBER 30, 2023
(
UNAUDITED
)
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
76
UWM
::
Investments Shares
Common Stocks (a) (continued)
Fabrinet* 1,708 $ 276,525
FARO Technologies, Inc.* 880 16,166
Insight Enterprises, Inc.* 1,333 201,843
Iteris, Inc.* 1,981 8,399
Itron, Inc.* 2,114 142,441
Kimball Electronics, Inc.* 1,110 27,350
Knowles Corp.* 4,171 66,194
Lightwave Logic, Inc.*(b) 5,319 21,170
Luna Innovations, Inc.* 1,489 9,485
Methode Electronics, Inc. 1,639 38,894
MicroVision, Inc.*(b) 8,204 20,674
Mirion Technologies, Inc.,
Class
a
A* 9,296 83,013
Napco Security Technologies,
Inc. 1,464 44,798
nLight, Inc.* 2,044 27,022
Novanta, Inc.* 1,662 240,059
OSI Systems, Inc.* 735 90,618
PAR Technology Corp.* 1,236 45,522
PC Connection, Inc. 531 31,664
Plexus Corp.* 1,273 129,706
Presto Automation, Inc.* 165 110
Richardson Electronics Ltd. 556 7,239
Rogers Corp.* 804 104,038
Sanmina Corp.* 2,675 134,044
ScanSource, Inc.* 1,147 38,344
SmartRent, Inc., Class
a
A* 8,546 26,749
TTM Technologies, Inc.* 4,746 71,238
Vishay Intertechnology, Inc. 5,986 133,069
Vishay Precision Group, Inc.* 576 17,562
Vuzix Corp.*(b) 2,737 5,748
2,856,766
Energy Equipment & Services — 1.6%
Archrock, Inc. 6,451 93,475
Atlas Energy Solutions, Inc.(b) 753 12,846
Borr Drilling Ltd.* 10,196 64,235
Bristow Group, Inc., Class
a
A* 1,095 28,196
Cactus, Inc., Class
a
A 2,999 127,428
ChampionX Corp. 9,234 270,741
Core Laboratories, Inc. 2,174 38,502
Diamond Offshore Drilling, Inc.* 4,719 60,734
DMC Global, Inc.* 904 14,419
Dril-Quip, Inc.* 1,578 35,063
Expro Group Holdings NV* 4,091 63,615
Forum Energy Technologies,
Inc.* 448 9,753
Helix Energy Solutions Group,
Inc.* 6,673 62,192
Helmerich & Payne, Inc. 4,518 163,687
KLX Energy Services Holdings,
Inc.*(b) 587 5,577
Kodiak Gas Services, Inc. 713 12,570
Liberty Energy, Inc., Class
a
A 7,704 152,924
Mammoth Energy Services, Inc.* 1,081 4,778
Nabors Industries Ltd.* 425 36,899
Newpark Resources, Inc.* 3,472 24,130
Noble Corp. plc 5,135 236,929
Oceaneering International, Inc.* 4,661 96,296
Oil States International, Inc.* 2,925 20,153
Investments Shares
Common Stocks (a) (continued)
Patterson-UTI Energy, Inc. 16,408 $ 192,138
ProFrac Holding Corp., Class
a
A* 1,205 9,712
ProPetro Holding Corp.* 4,575 41,678
Ranger Energy Services, Inc. 691 6,737
RPC, Inc. 3,945 28,601
SEACOR Marine Holdings, Inc.* 1,117 12,901
Seadrill Ltd.* 2,345 104,071
Select Water Solutions, Inc.,
Class
a
A 3,768 28,109
Solaris Oilfield Infrastructure,
Inc., Class
a
A 1,431 12,249
TETRA Technologies, Inc.* 5,812 27,433
Tidewater, Inc.* 2,200 132,176
US Silica Holdings, Inc.* 3,497 39,446
Valaris Ltd.* 2,849 195,442
Weatherford International plc* 3,304 299,640
2,765,475
Entertainment — 0.2%
Atlanta Braves Holdings, Inc.,
Class
a
A* 465 18,763
Atlanta Braves Holdings, Inc.,
Class
a
C* 2,112 75,926
Cinemark Holdings, Inc.* 5,100 72,675
IMAX Corp.* 2,085 33,256
Lions Gate Entertainment Corp.,
Class
a
A* 2,705 23,885
Lions Gate Entertainment Corp.,
Class
a
B* 5,467 45,704
Loop Media, Inc.*(b) 1,748 780
Madison Square Garden
Entertainment Corp.* 2,005 60,711
Marcus Corp. (The) 1,124 15,635
Playstudios, Inc.* 3,967 9,481
Reservoir Media, Inc.* 920 5,566
Sphere Entertainment Co.* 1,210 41,406
Vivid Seats, Inc., Class
a
A* 1,132 9,362
413,150
Equity Real Estate Investment Trusts (REITs) — 0.0%(d)
Hudson Pacific Properties, Inc. 6,407 37,609
Financial Services — 1.5%
Acacia Research Corp.* 1,762 6,414
Alerus Financial Corp. 844 15,420
A-Mark Precious Metals, Inc. 874 25,049
AvidXchange Holdings, Inc.* 6,931 73,954
Banco Latinoamericano de
Comercio Exterior SA, Class
a
E 1,275 31,072
Cannae Holdings, Inc.* 3,321 59,645
Cantaloupe, Inc.* 2,658 18,792
Cass Information Systems, Inc. 634 26,216
Compass Diversified Holdings 2,931 59,118
Enact Holdings, Inc. 1,393 38,600
Essent Group Ltd. 4,913 237,494
EVERTEC, Inc. 3,032 112,093
Federal Agricultural Mortgage
Corp., Class
a
C 423 70,150
Finance of America Cos., Inc.,
Class
a
A*(b) 2,478 2,273

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA RUSSELL2000
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
77
UWM
::
Investments Shares
Common Stocks (a) (continued)
Flywire Corp.* 4,457 $ 103,848
I3 Verticals, Inc., Class
a
A* 1,045 21,036
International Money Express,
Inc.* 1,528 31,859
Jackson Financial, Inc., Class
a
A 3,843 183,426
Marqeta, Inc., Class
a
A* 22,738 144,386
Merchants Bancorp 737 24,800
Mr Cooper Group, Inc.* 3,039 183,920
NewtekOne, Inc. 1,083 14,653
NMI Holdings, Inc., Class
a
A* 3,807 104,693
Ocwen Financial Corp.* 298 7,697
Pagseguro Digital Ltd., Class
a
A* 9,213 92,867
Payoneer Global, Inc.* 12,294 63,683
Paysafe Ltd.* 1,507 15,232
Paysign, Inc.* 1,513 3,556
PennyMac Financial Services,
Inc. 1,184 92,103
Priority Technology Holdings,
Inc.* 819 2,457
Radian Group, Inc. 7,303 187,760
Remitly Global, Inc.* 6,063 130,597
Repay Holdings Corp., Class
a
A* 3,768 28,260
Security National Financial
Corp., Class
a
A* 580 4,617
StoneCo Ltd., Class
a
A* 13,506 210,694
SWK Holdings Corp.* 175 2,856
Velocity Financial, Inc.* 405 6,014
Walker & Dunlop, Inc. 1,476 124,014
Waterstone Financial, Inc. 855 10,440
2,571,758
Food Products — 0.6%
Alico, Inc. 330 9,227
B&G Foods, Inc. 3,298 30,474
Benson Hill, Inc.*(b) 8,034 1,619
Beyond Meat, Inc.*(b) 2,751 20,055
BRC, Inc., Class
a
A*(b) 1,728 7,361
Calavo Growers, Inc. 802 17,395
Cal-Maine Foods, Inc. 1,772 84,914
Dole plc 3,319 38,202
Forafric Global plc* 242 2,696
Fresh Del Monte Produce, Inc. 1,579 36,001
Hain Celestial Group, Inc. (The)* 4,148 43,844
J & J Snack Foods Corp. 698 114,856
John B Sanfilippo & Son, Inc. 417 38,381
Lancaster Colony Corp. 905 150,139
Limoneira Co. 813 12,358
Mission Produce, Inc.* 2,248 19,018
Seneca Foods Corp., Class
a
A* 243 11,875
Simply Good Foods Co. (The)* 4,213 163,212
Sovos Brands, Inc.* 2,363 51,773
SunOpta, Inc.* 4,213 20,812
TreeHouse Foods, Inc.* 2,391 97,338
Utz Brands, Inc. 3,341 44,135
Vital Farms, Inc.* 1,417 18,874
Westrock Coffee Co.* 1,316 12,107
1,046,666
Investments Shares
Common Stocks (a) (continued)
Gas Utilities — 0.6%
Brookfield Infrastructure Corp.,
Class
a
A(b) 5,562 $ 172,756
Chesapeake Utilities Corp. 989 94,548
New Jersey Resources Corp. 4,510 190,322
Northwest Natural Holding Co. 1,667 61,046
ONE Gas, Inc. 2,561 147,590
RGC Resources, Inc. 372 6,529
Southwest Gas Holdings, Inc. 2,866 169,409
Spire, Inc. 2,392 145,936
988,136
Ground Transportation — 0.3%
ArcBest Corp. 1,119 133,374
Covenant Logistics Group, Inc.,
Class
a
A 387 16,475
Daseke, Inc.* 1,879 8,230
FTAI Infrastructure, Inc. 4,589 16,979
Heartland Express, Inc. 2,174 29,175
Marten Transport Ltd. 2,695 50,801
PAM Transportation Services,
Inc.* 286 5,394
RXO, Inc.* 5,391 112,995
TuSimple Holdings, Inc.,
Class
a
A* 7,762 6,606
Universal Logistics Holdings,
Inc. 315 7,793
Werner Enterprises, Inc. 2,937 117,509
505,331
Health Care Equipment & Supplies — 1.8%
Accuray, Inc.* 4,325 11,288
Alphatec Holdings, Inc.* 3,721 44,168
AngioDynamics, Inc.* 1,749 11,421
Artivion, Inc.* 1,827 32,411
AtriCure, Inc.* 2,159 76,601
Atrion Corp. 64 19,734
Avanos Medical, Inc.* 2,146 46,246
Axogen, Inc.* 1,885 12,347
Axonics, Inc.* 2,277 127,489
Beyond Air, Inc.*(b) 1,254 1,981
Butterfly Network, Inc.* 6,471 6,162
Cerus Corp.* 8,229 13,249
ClearPoint Neuro, Inc.* 1,063 6,123
CONMED Corp. 1,421 152,431
Cutera, Inc.*(b) 850 1,445
CVRx, Inc.* 517 10,583
Embecta Corp. 2,679 49,133
Glaukos Corp.* 2,174 138,897
Haemonetics Corp.* 2,326 188,104
Inari Medical, Inc.* 2,483 148,210
Inmode Ltd.* 3,593 85,334
Inogen, Inc.* 1,081 6,291
Integer Holdings Corp.* 1,541 134,406
iRadimed Corp. 338 14,852
iRhythm Technologies, Inc.* 1,422 121,268
KORU Medical Systems, Inc.* 1,620 3,661
Lantheus Holdings, Inc.* 3,155 225,961
LeMaitre Vascular, Inc. 917 48,326

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: NOVEMBER 30, 2023
(
UNAUDITED
)
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
78
UWM
::
Investments Shares
Common Stocks (a) (continued)
LivaNova plc* 2,517 $ 112,888
Merit Medical Systems, Inc.* 2,638 188,775
Nano-X Imaging Ltd.* 2,213 14,827
Neogen Corp.* 10,104 171,465
Nevro Corp.* 1,647 28,526
Omnicell, Inc.* 2,086 69,589
OraSure Technologies, Inc.* 3,338 24,434
Orchestra BioMed Holdings,
Inc.*(b) 674 4,192
Orthofix Medical, Inc.* 1,630 18,012
OrthoPediatrics Corp.* 737 22,722
Outset Medical, Inc.* 2,292 12,010
Paragon 28, Inc.* 2,036 22,498
PROCEPT BioRobotics Corp.* 1,672 61,981
Pulmonx Corp.* 1,700 18,530
Pulse Biosciences, Inc.*(b) 748 6,754
RxSight, Inc.* 1,256 37,881
Sanara Medtech, Inc.*(b) 175 5,670
Semler Scientific, Inc.* 231 8,903
SI-BONE, Inc.* 1,613 30,583
Sight Sciences, Inc.* 1,002 3,417
Silk Road Medical, Inc.* 1,781 16,617
STAAR Surgical Co.* 2,255 70,717
Surmodics, Inc.* 638 20,939
Tactile Systems Technology,
Inc.* 1,080 14,396
Tela Bio, Inc.* 750 3,908
TransMedics Group, Inc.* 1,469 111,174
Treace Medical Concepts, Inc.* 2,096 18,361
UFP Technologies, Inc.* 329 54,765
Utah Medical Products, Inc. 159 13,404
Varex Imaging Corp.* 1,799 33,911
Vicarious Surgical, Inc., Class
a
A* 3,251 893
Zimvie, Inc.* 1,198 11,321
Zynex, Inc.*(b) 915 8,381
2,980,566
Health Care Providers & Services — 1.6%
23andMe Holding Co., Class
a
A* 12,233 10,527
Accolade, Inc.* 3,137 27,386
AdaptHealth Corp., Class
a
A* 4,439 37,643
Addus HomeCare Corp.* 726 63,307
Agiliti, Inc.*(b) 1,375 11,083
AirSculpt Technologies, Inc.*(b) 565 2,842
Alignment Healthcare, Inc.* 3,946 29,595
AMN Healthcare Services, Inc.* 1,844 125,023
Apollo Medical Holdings, Inc.* 1,987 66,028
Aveanna Healthcare Holdings,
Inc.* 2,293 6,260
Brookdale Senior Living, Inc.* 8,647 45,829
Cano Health, Inc.*(b) 117 864
CareMax, Inc.* 3,484 2,369
Castle Biosciences, Inc.* 1,152 23,029
Community Health Systems,
Inc.* 5,830 14,983
CorVel Corp.* 404 84,380
Cross Country Healthcare, Inc.* 1,599 32,412
DocGo, Inc.* 3,607 20,380
Enhabit, Inc.* 2,336 24,902
Ensign Group, Inc. (The) 2,529 270,780
Investments Shares
Common Stocks (a) (continued)
Fulgent Genetics, Inc.* 949 $ 26,173
Guardant Health, Inc.* 5,238 131,841
HealthEquity, Inc.* 3,900 261,378
Hims & Hers Health, Inc.* 5,669 50,397
InfuSystem Holdings, Inc.* 842 8,445
Innovage Holding Corp.* 877 5,148
Invitae Corp.*(b) 12,188 6,194
Joint Corp. (The)* 661 5,810
LifeStance Health Group, Inc.* 4,921 33,807
ModivCare, Inc.* 591 22,316
National HealthCare Corp. 580 44,411
National Research Corp. 668 27,675
NeoGenomics, Inc.* 5,907 107,330
OPKO Health, Inc.* 18,703 27,306
Option Care Health, Inc.* 7,892 234,787
Owens & Minor, Inc.* 3,444 68,467
P3 Health Partners, Inc.*(b) 1,892 2,270
Patterson Cos., Inc. 3,986 101,284
Pediatrix Medical Group, Inc.* 3,903 32,707
Pennant Group, Inc. (The)* 1,317 18,069
PetIQ, Inc., Class
a
A* 1,267 22,071
Privia Health Group, Inc.* 5,140 106,192
Progyny, Inc.* 3,642 125,139
Quipt Home Medical Corp.* 1,872 8,798
RadNet, Inc.* 2,761 91,748
Select Medical Holdings Corp. 4,821 108,955
Surgery Partners, Inc.* 3,132 102,573
US Physical Therapy, Inc. 679 57,735
Viemed Healthcare, Inc.* 1,582 12,292
2,750,940
Health Care REITs — 0.4%
CareTrust REIT, Inc., REIT 4,648 107,276
Community Healthcare Trust,
Inc., REIT 1,185 32,113
Diversified Healthcare Trust,
REIT 11,085 25,939
Global Medical REIT, Inc., REIT 2,829 28,375
LTC Properties, Inc., REIT 1,902 62,043
National Health Investors, Inc.,
REIT 1,937 105,102
Physicians Realty Trust, REIT 11,044 128,994
Sabra Health Care REIT, Inc.,
REIT 10,742 156,833
Universal Health Realty Income
Trust, REIT 596 23,763
670,438
Health Care Technology — 0.3%
American Well Corp., Class
a
A* 11,373 14,444
Computer Programs and
Systems, Inc.* 663 6,968
Definitive Healthcare Corp.* 2,092 17,259
Evolent Health, Inc., Class
a
A* 5,109 142,030
Health Catalyst, Inc.* 2,588 18,582
HealthStream, Inc. 1,132 28,300
Multiplan Corp.*(b) 18,186 23,642
OptimizeRx Corp.* 773 7,351
Phreesia, Inc.* 2,393 36,876
Schrodinger, Inc.* 2,526 78,533

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA RUSSELL2000
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
79
UWM
::
Investments Shares
Common Stocks (a) (continued)
Sharecare, Inc.* 14,300 $ 13,408
Simulations Plus, Inc. 735 28,812
Veradigm, Inc.* 5,005 57,457
473,662
Hotel & Resort REITs — 0.6%
Apple Hospitality REIT, Inc.,
REIT 10,007 166,817
Braemar Hotels & Resorts, Inc.,
REIT 3,041 6,386
Chatham Lodging Trust, REIT 2,236 22,159
DiamondRock Hospitality Co.,
REIT 9,752 81,136
Pebblebrook Hotel Trust, REIT 5,637 71,872
RLJ Lodging Trust, REIT 7,265 77,663
Ryman Hospitality Properties,
Inc., REIT 2,680 268,938
Service Properties Trust, REIT 7,652 54,712
Summit Hotel Properties, Inc.,
REIT 4,863 30,442
Sunstone Hotel Investors, Inc.,
REIT 9,667 95,510
Xenia Hotels & Resorts, Inc.,
REIT 5,099 62,259
937,894
Hotels, Restaurants & Leisure — 1.4%
Accel Entertainment, Inc.,
Class
a
A* 2,501 25,360
Bally's Corp.* 1,368 15,759
Biglari Holdings, Inc., Class
a
B* 35 5,104
BJ's Restaurants, Inc.* 1,056 31,606
Bloomin' Brands, Inc. 4,067 94,924
Bluegreen Vacations Holding
Corp. 501 37,335
Bowlero Corp., Class
a
A*(b) 1,401 14,402
Brinker International, Inc.* 2,036 73,316
Carrols Restaurant Group, Inc. 1,704 12,865
Century Casinos, Inc.* 1,275 5,483
Cheesecake Factory, Inc. (The) 2,251 70,569
Chuy's Holdings, Inc.* 838 29,498
Cracker Barrel Old Country
Store, Inc.(b) 1,024 68,741
Dave & Buster's Entertainment,
Inc.* 1,676 68,783
Denny's Corp.* 2,533 24,038
Dine Brands Global, Inc. 726 31,559
El Pollo Loco Holdings, Inc.* 1,311 10,894
Everi Holdings, Inc.* 3,917 40,933
First Watch Restaurant Group,
Inc.* 1,030 18,622
Full House Resorts, Inc.* 1,523 7,645
Global Business Travel Group I* 1,496 9,305
Golden Entertainment, Inc. 939 33,466
Hilton Grand Vacations, Inc.* 3,776 129,366
Inspired Entertainment, Inc.* 1,007 7,915
International Game Technology
plc 5,039 134,692
Jack in the Box, Inc. 953 68,902
Krispy Kreme, Inc. 4,062 52,806
Kura Sushi USA, Inc., Class
a
A* 270 16,870
Investments Shares
Common Stocks (a) (continued)
Life Time Group Holdings, Inc.* 2,072 $ 31,412
Light & Wonder, Inc.* 4,235 374,459
Lindblad Expeditions Holdings,
Inc.* 1,621 12,725
Monarch Casino & Resort, Inc. 625 39,300
Mondee Holdings, Inc.,
Class
a
A*(b) 2,105 5,557
Nathan's Famous, Inc. 131 8,835
Noodles & Co., Class
a
A* 1,862 5,698
ONE Group Hospitality, Inc.
(The)* 1,019 4,871
Papa John's International, Inc. 1,525 99,491
PlayAGS, Inc.* 1,713 13,104
Portillo's, Inc., Class
a
A* 2,102 32,665
Potbelly Corp.* 1,211 10,899
RCI Hospitality Holdings, Inc. 404 23,678
Red Robin Gourmet Burgers,
Inc.* 735 6,512
Red Rock Resorts, Inc., Class
a
A 2,206 98,233
Rush Street Interactive, Inc.* 2,921 12,297
Sabre Corp.* 15,366 54,242
SeaWorld Entertainment, Inc.* 1,688 82,543
Shake Shack, Inc., Class
a
A* 1,753 106,162
Six Flags Entertainment Corp.* 3,351 83,440
Super Group SGHC Ltd.* 6,327 19,234
Sweetgreen, Inc., Class
a
A* 4,483 42,185
Target Hospitality Corp.* 1,450 15,820
Xponential Fitness, Inc.,
Class
a
A* 1,146 15,654
2,339,774
Household Durables — 1.4%
Beazer Homes USA, Inc.* 1,366 35,939
Cavco Industries, Inc.* 405 114,526
Century Communities, Inc. 1,319 95,153
Cricut, Inc., Class
a
A(b) 2,218 15,304
Dream Finders Homes, Inc.,
Class
a
A* 1,123 27,334
Ethan Allen Interiors, Inc. 1,059 28,424
GoPro, Inc., Class
a
A* 6,000 21,660
Green Brick Partners, Inc.* 1,210 57,414
Helen of Troy Ltd.* 1,117 117,319
Hooker Furnishings Corp. 503 8,994
Hovnanian Enterprises, Inc.,
Class
a
A* 223 20,159
Installed Building Products, Inc. 1,101 165,712
iRobot Corp.* 1,272 45,932
KB Home 3,361 175,108
Landsea Homes Corp.* 624 6,433
La-Z-Boy, Inc. 2,017 70,978
Legacy Housing Corp.* 460 10,304
LGI Homes, Inc.* 964 113,819
Lovesac Co. (The)* 650 13,494
M/I Homes, Inc.* 1,250 131,887
MDC Holdings, Inc. 2,723 120,520
Meritage Homes Corp. 1,690 238,797
Purple Innovation, Inc., Class
a
A 2,544 1,578
Skyline Champion Corp.* 2,487 149,693
Snap One Holdings Corp.* 850 6,078
Sonos, Inc.* 5,894 88,999

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: NOVEMBER 30, 2023
(
UNAUDITED
)
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
80
UWM
::
Investments Shares
Common Stocks (a) (continued)
Taylor Morrison Home Corp.,
Class
a
A* 4,882 $ 220,178
Traeger, Inc.* 1,646 3,687
Tri Pointe Homes, Inc.* 4,604 134,345
United Homes Group, Inc.*(b) 251 1,948
Vizio Holding Corp., Class
a
A* 3,517 23,564
VOXX International Corp.,
Class
a
A* 549 5,896
2,271,176
Household Products — 0.2%
Central Garden & Pet Co.* 454 18,423
Central Garden & Pet Co.,
Class
a
A* 1,827 66,284
Energizer Holdings, Inc. 3,325 102,543
Oil-Dri Corp. of America 228 12,941
WD-40 Co. 630 152,385
352,576
Independent Power and Renewable Electricity Producers — 0.2%
Altus Power, Inc., Class
a
A* 2,962 14,810
Montauk Renewables, Inc.* 3,091 28,561
Ormat Technologies, Inc. 2,483 167,155
Sunnova Energy International,
Inc.*(b) 4,688 54,381
264,907
Industrial Conglomerates — 0.0%(d)
Brookfield Business Corp.,
Class
a
A 1,206 21,949
Industrial REITs — 0.3%
Innovative Industrial Properties,
Inc., REIT 1,296 105,831
LXP Industrial Trust, REIT 13,446 118,056
Plymouth Industrial REIT, Inc.,
REIT 1,991 43,304
Terreno Realty Corp., REIT 3,795 216,733
483,924
Insurance — 1.2%
Ambac Financial Group, Inc.* 2,051 30,252
American Coastal Insurance
Corp.* 910 7,526
American Equity Investment Life
Holding Co.* 3,608 199,017
AMERISAFE, Inc. 885 42,622
BRP Group, Inc., Class
a
A* 2,794 48,867
CNO Financial Group, Inc. 5,280 139,920
Crawford & Co., Class
a
A 672 7,513
Donegal Group, Inc., Class
a
A 713 10,146
eHealth, Inc.* 1,278 9,496
Employers Holdings, Inc. 1,244 47,658
Enstar Group Ltd.* 553 151,876
F&G Annuities & Life, Inc. 870 35,505
Fidelis Insurance Holdings Ltd.* 703 8,577
Genworth Financial, Inc.,
Class
a
A* 22,134 130,369
GoHealth, Inc., Class
a
A* 181 2,331
Investments Shares
Common Stocks (a) (continued)
Goosehead Insurance, Inc.,
Class
a
A* 1,001 $ 73,353
Greenlight Capital Re Ltd.,
Class
a
A* 1,199 13,285
HCI Group, Inc. 298 25,261
Hippo Holdings, Inc.*(b) 487 4,164
Horace Mann Educators Corp. 1,906 63,775
Investors Title Co. 57 8,619
James River Group Holdings
Ltd. 1,718 15,428
Kingsway Financial Services,
Inc.* 493 3,609
Lemonade, Inc.*(b) 2,352 41,560
Maiden Holdings Ltd.* 4,211 7,538
MBIA, Inc.* 2,242 16,232
Mercury General Corp. 1,244 46,339
National Western Life Group,
Inc., Class
a
A 105 50,361
NI Holdings, Inc.* 382 5,088
Oscar Health, Inc., Class
a
A* 7,173 60,970
Palomar Holdings, Inc.* 1,132 66,233
ProAssurance Corp. 2,504 30,974
Safety Insurance Group, Inc. 667 51,312
Selective Insurance Group, Inc. 2,794 284,122
Selectquote, Inc.* 6,327 7,972
SiriusPoint Ltd.* 4,243 45,315
Skyward Specialty Insurance
Group, Inc.* 1,107 36,199
Stewart Information Services
Corp. 1,243 58,732
Tiptree, Inc., Class
a
A 1,112 20,728
Trupanion, Inc.*(b) 1,835 47,196
United Fire Group, Inc. 977 20,409
Universal Insurance Holdings,
Inc. 1,175 19,928
1,996,377
Interactive Media & Services — 0.5%
Bumble, Inc., Class
a
A* 4,695 65,073
Cargurus, Inc., Class
a
A* 4,538 98,112
Cars.com, Inc.* 3,086 57,461
DHI Group, Inc.* 1,984 4,881
Eventbrite, Inc., Class
a
A* 3,587 25,288
EverQuote, Inc., Class
a
A* 982 10,291
fuboTV, Inc.* 13,136 41,904
Grindr, Inc.* 1,902 12,782
MediaAlpha, Inc., Class
a
A* 1,004 10,161
Nextdoor Holdings, Inc.* 6,749 10,798
Outbrain, Inc.* 1,903 7,251
QuinStreet, Inc.* 2,409 30,088
Shutterstock, Inc. 1,145 50,277
System1, Inc.* 1,517 2,245
TrueCar, Inc.* 4,090 11,411
Vimeo, Inc.* 7,060 24,851
Yelp, Inc., Class
a
A* 3,123 136,506
Ziff Davis, Inc.* 2,185 139,447
ZipRecruiter, Inc., Class
a
A* 3,179 42,630
781,457

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA RUSSELL2000
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
81
UWM
::
Investments Shares
Common Stocks (a) (continued)
IT Services — 0.3%
BigBear.ai Holdings, Inc.*(b) 1,340 $ 2,278
BigCommerce Holdings, Inc.,
Series 1* 3,117 27,180
Brightcove, Inc.* 2,000 4,900
Couchbase, Inc.* 1,575 30,933
DigitalOcean Holdings, Inc.* 2,942 87,142
Fastly, Inc., Class
a
A* 5,501 91,372
Grid Dynamics Holdings, Inc.* 2,572 32,613
Hackett Group, Inc. (The) 1,160 25,880
Information Services Group, Inc. 1,627 6,768
Perficient, Inc.* 1,593 98,575
Rackspace Technology, Inc.*(b) 2,935 3,698
Squarespace, Inc., Class
a
A* 2,072 58,078
Thoughtworks Holding, Inc.* 4,288 16,723
Tucows, Inc., Class
a
A*(b) 461 9,778
Unisys Corp.* 3,083 14,767
510,685
Leisure Products — 0.3%
Acushnet Holdings Corp. 1,448 81,812
AMMO, Inc.* 4,182 8,531
Clarus Corp. 1,358 7,727
Escalade, Inc. 462 8,593
Funko, Inc., Class
a
A* 1,613 10,452
JAKKS Pacific, Inc.* 335 9,863
Johnson Outdoors, Inc., Class
a
A 252 13,240
Latham Group, Inc.* 1,800 4,068
Malibu Boats, Inc., Class
a
A* 943 41,718
Marine Products Corp. 390 3,728
MasterCraft Boat Holdings, Inc.* 799 15,980
Smith & Wesson Brands, Inc. 2,122 29,178
Solo Brands, Inc., Class
a
A* 1,018 5,304
Sturm Ruger & Co., Inc. 813 35,740
Topgolf Callaway Brands Corp.* 6,677 81,860
Vista Outdoor, Inc.* 2,680 75,603
433,397
Life Sciences Tools & Services — 0.2%
Adaptive Biotechnologies Corp.* 5,267 23,070
Akoya Biosciences, Inc.* 1,035 4,544
BioLife Solutions, Inc.* 1,613 19,953
Codexis, Inc.* 3,090 7,292
CryoPort, Inc.* 1,871 26,231
Cytek Biosciences, Inc.* 5,619 38,996
Harvard Bioscience, Inc.* 1,858 7,915
MaxCyte, Inc.* 4,052 19,247
Mesa Laboratories, Inc. 238 20,318
NanoString Technologies,
Inc.*(b) 2,194 1,091
Nautilus Biotechnology, Inc.,
Class
a
A* 2,340 6,435
OmniAb, Inc.* 4,323 18,978
Pacific Biosciences of
California, Inc.* 11,671 98,970
Quanterix Corp.* 1,633 39,143
Quantum-Si, Inc.*(b) 4,717 7,594
Seer, Inc., Class
a
A* 2,718 4,376
Investments Shares
Common Stocks (a) (continued)
SomaLogic, Inc.* 7,008 $ 19,763
363,916
Machinery — 2.2%
374Water, Inc.* 2,782 3,199
3D Systems Corp.* 5,915 31,586
Alamo Group, Inc. 467 85,788
Albany International Corp.,
Class
a
A 1,453 124,696
Astec Industries, Inc. 1,055 32,800
Barnes Group, Inc. 2,273 59,962
Blue Bird Corp.* 814 15,531
Chart Industries, Inc.* 1,994 259,280
Columbus McKinnon Corp. 1,310 45,745
Commercial Vehicle Group, Inc.* 1,490 9,715
Desktop Metal, Inc., Class
a
A*(b) 13,008 9,102
Douglas Dynamics, Inc. 1,046 28,577
Energy Recovery, Inc.* 2,584 49,251
Enerpac Tool Group Corp.,
Class
a
A 2,615 71,389
Enpro Industries, Inc. 973 124,962
ESCO Technologies, Inc. 1,188 124,716
Federal Signal Corp. 2,780 191,653
Franklin Electric Co., Inc. 2,142 190,638
Gencor Industries, Inc.* 488 7,291
Gorman-Rupp Co. (The) 1,061 33,506
Greenbrier Cos., Inc. (The) 1,417 53,435
Helios Technologies, Inc. 1,520 58,338
Hillenbrand, Inc. 3,205 124,162
Hillman Solutions Corp.* 9,059 66,312
Hyliion Holdings Corp.* 6,847 3,894
Hyster-Yale Materials Handling,
Inc. 503 23,978
John Bean Technologies Corp. 1,477 152,574
Kadant, Inc. 542 141,256
Kennametal, Inc. 3,742 87,226
Lindsay Corp. 514 61,325
Luxfer Holdings plc 1,273 10,502
Manitowoc Co., Inc. (The)* 1,617 23,172
Mayville Engineering Co., Inc.* 520 6,604
Microvast Holdings, Inc.*(b) 4,875 5,704
Miller Industries, Inc. 516 20,506
Mueller Industries, Inc. 5,203 216,081
Mueller Water Products, Inc.,
Class
a
A 7,202 95,715
Nikola Corp.*(b) 28,839 28,043
Omega Flex, Inc. 152 10,719
Park-Ohio Holdings Corp. 389 8,858
Proto Labs, Inc.* 1,223 44,273
REV Group, Inc. 1,468 23,180
Shyft Group, Inc. (The) 1,599 17,701
SPX Technologies, Inc.* 2,049 174,800
Standex International Corp. 547 73,200
Tennant Co. 857 73,376
Terex Corp. 3,117 154,291
Titan International, Inc.* 2,433 31,799
Trinity Industries, Inc. 3,766 93,999
Velo3D, Inc.*(b) 4,128 3,998
Wabash National Corp. 2,200 48,224

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: NOVEMBER 30, 2023
(
UNAUDITED
)
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
82
UWM
::
Investments Shares
Common Stocks (a) (continued)
Watts Water Technologies, Inc.,
Class
a
A 1,269 $ 244,295
3,680,927
Marine Transportation — 0.2%
Costamare, Inc. 2,248 22,727
Eagle Bulk Shipping, Inc.(b) 429 19,498
Genco Shipping & Trading Ltd. 1,953 30,311
Golden Ocean Group Ltd.(b) 5,711 53,969
Himalaya Shipping Ltd.* 404 2,424
Matson, Inc. 1,653 158,308
Pangaea Logistics Solutions
Ltd. 1,689 11,823
Safe Bulkers, Inc. 3,125 12,125
311,185
Media — 0.4%
Advantage Solutions, Inc.* 4,028 11,077
AMC Networks, Inc., Class
a
A* 1,432 21,824
Boston Omaha Corp., Class
a
A* 1,088 15,776
Cardlytics, Inc.* 1,567 12,473
Clear Channel Outdoor
Holdings, Inc.* 17,397 25,226
Daily Journal Corp.* 63 20,511
Emerald Holding, Inc.* 725 3,676
Entravision Communications
Corp., Class
a
A 2,793 11,088
EW Scripps Co. (The), Class
a
A* 2,759 19,065
Gambling.com Group Ltd.* 494 4,723
Gannett Co., Inc.* 6,689 12,375
Gray Television, Inc. 3,840 29,683
iHeartMedia, Inc., Class
a
A* 4,761 12,474
Integral Ad Science Holding
Corp.* 2,221 32,404
John Wiley & Sons, Inc., Class
a
A 1,982 59,876
Magnite, Inc.* 6,212 50,193
PubMatic, Inc., Class
a
A* 1,984 33,153
Scholastic Corp. 1,267 48,133
Sinclair, Inc. 1,522 19,192
Stagwell, Inc., Class
a
A* 3,659 18,368
TechTarget, Inc.* 1,210 35,816
TEGNA, Inc. 9,369 143,627
Thryv Holdings, Inc.* 1,438 25,582
Townsquare Media, Inc.,
Class
a
A 542 5,387
Urban One, Inc., Class
a
A* 421 1,756
Urban One, Inc., Class
a
D* 529 2,174
WideOpenWest, Inc.* 2,354 9,416
685,048
Metals & Mining — 1.2%
5E Advanced Materials, Inc.* 1,823 3,755
Alpha Metallurgical Resources,
Inc. 580 162,725
Arch Resources, Inc. 850 141,066
ATI, Inc.* 5,986 263,085
Caledonia Mining Corp. plc(b) 760 9,006
Carpenter Technology Corp. 2,234 158,190
Century Aluminum Co.* 2,441 19,186
Coeur Mining, Inc.* 15,362 46,854
Investments Shares
Common Stocks (a) (continued)
Commercial Metals Co. 5,436 $ 246,414
Compass Minerals International,
Inc. 1,590 38,605
Constellium SE, Class
a
A* 5,875 102,225
Contango ORE, Inc.*(b) 182 3,977
Dakota Gold Corp.* 2,493 7,030
Haynes International, Inc. 581 28,515
Hecla Mining Co. 28,353 141,198
i-80 Gold Corp.* 8,958 14,512
Ivanhoe Electric, Inc.*(b) 2,588 29,400
Kaiser Aluminum Corp. 740 43,275
Materion Corp. 953 107,794
NioCorp Developments Ltd.* 90 292
Novagold Resources, Inc.* 11,218 47,116
Olympic Steel, Inc. 458 25,891
Perpetua Resources Corp.*(b) 1,751 5,533
Piedmont Lithium, Inc.* 832 21,557
Ramaco Resources, Inc.,
Class
a
A(b) 1,046 17,468
Ramaco Resources, Inc.,
Class
a
B 209 3,127
Ryerson Holding Corp. 1,117 34,593
Schnitzer Steel Industries, Inc.,
Class
a
A 1,202 30,807
SunCoke Energy, Inc. 3,877 36,095
TimkenSteel Corp.* 2,018 41,006
Tredegar Corp. 1,224 5,753
Warrior Met Coal, Inc. 2,400 134,328
Worthington Industries, Inc. 1,430 102,531
2,072,909
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
AFC Gamma, Inc. 759 8,615
Angel Oak Mortgage REIT, Inc. 547 5,661
Apollo Commercial Real Estate
Finance, Inc. 6,587 71,008
Arbor Realty Trust, Inc.(b) 8,452 105,481
Ares Commercial Real Estate
Corp. 2,412 24,241
ARMOUR Residential REIT, Inc.
(b) 2,126 37,418
Blackstone Mortgage Trust, Inc.,
Class
a
A(b) 7,996 177,351
BrightSpire Capital, Inc.,
Class
a
A 5,977 40,584
Chicago Atlantic Real Estate
Finance, Inc. 759 11,749
Chimera Investment Corp. 10,804 56,289
Claros Mortgage Trust, Inc. 4,212 51,429
Dynex Capital, Inc. 2,504 28,646
Ellington Financial, Inc.(b) 3,030 39,390
Franklin BSP Realty Trust, Inc. 3,858 50,463
Granite Point Mortgage Trust,
Inc. 2,371 13,040
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 4,802 116,256
Invesco Mortgage Capital, Inc. 1,946 15,589
KKR Real Estate Finance Trust,
Inc. 2,731 34,301
Ladder Capital Corp., Class
a
A 5,255 58,909
MFA Financial, Inc. 4,747 51,268

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA RUSSELL2000
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
83
UWM
::
Investments Shares
Common Stocks (a) (continued)
New York Mortgage Trust, Inc. 4,222 $ 37,111
Nexpoint Real Estate Finance,
Inc. 374 6,122
Orchid Island Capital, Inc.(b) 2,048 15,094
PennyMac Mortgage Investment
Trust 4,099 57,550
Ready Capital Corp. 7,432 75,955
Redwood Trust, Inc. 5,284 37,569
TPG RE Finance Trust, Inc. 3,206 18,947
Two Harbors Investment Corp. 4,511 62,522
1,308,558
Multi-Utilities — 0.3%
Avista Corp. 3,500 118,825
Black Hills Corp. 3,092 159,516
Northwestern Energy Group,
Inc. 2,793 140,516
Unitil Corp. 740 35,875
454,732
Office REITs — 0.4%
Brandywine Realty Trust, REIT 7,896 35,216
City Office REIT, Inc., REIT 1,811 8,747
COPT Defense Properties, REIT 5,233 126,639
Douglas Emmett, Inc., REIT 7,621 93,129
Easterly Government Properties,
Inc., Class
a
A, REIT 4,363 50,873
Equity Commonwealth, REIT 4,869 91,488
JBG SMITH Properties, REIT 5,072 69,588
Office Properties Income Trust,
REIT 2,233 12,460
Orion Office REIT, Inc., REIT 2,652 13,684
Paramount Group, Inc., REIT 8,583 40,340
Peakstone Realty Trust, REIT 1,678 26,781
Piedmont Office Realty Trust,
Inc., Class
a
A, REIT 5,729 35,634
Postal Realty Trust, Inc.,
Class
a
A, REIT 871 12,194
SL Green Realty Corp., REIT(b) 3,007 109,966
726,739
Oil, Gas & Consumable Fuels — 3.0%
Amplify Energy Corp.* 1,682 10,327
Ardmore Shipping Corp. 1,906 25,922
Berry Corp. 3,539 25,410
California Resources Corp. 3,333 170,683
Callon Petroleum Co.* 2,842 88,869
Centrus Energy Corp., Class
a
A* 569 28,461
Chord Energy Corp. 1,941 314,714
Civitas Resources, Inc. 3,214 220,770
Clean Energy Fuels Corp.* 7,869 28,407
CNX Resources Corp.* 7,390 154,155
Comstock Resources, Inc. 4,265 42,095
CONSOL Energy, Inc. 1,551 165,445
Crescent Energy Co., Class
a
A 1,774 20,224
CVR Energy, Inc. 1,375 43,684
Delek US Holdings, Inc. 3,026 82,126
DHT Holdings, Inc. 6,363 63,375
Dorian LPG Ltd. 1,485 62,905
Empire Petroleum Corp.*(b) 589 5,325
Investments Shares
Common Stocks (a) (continued)
Encore Energy Corp.* 6,567 $ 25,611
Energy Fuels, Inc.*(b) 7,288 57,940
Enviva, Inc.(b) 1,453 1,773
Equitrans Midstream Corp. 20,270 190,133
Evolution Petroleum Corp. 1,439 8,533
Excelerate Energy, Inc., Class
a
A 840 14,045
FLEX LNG Ltd. 1,381 40,077
Gevo, Inc.* 10,845 12,255
Golar LNG Ltd. 4,702 101,234
Granite Ridge Resources, Inc. 1,207 7,133
Green Plains, Inc.* 2,698 67,126
Gulfport Energy Corp.* 507 69,479
Hallador Energy Co.*(b) 1,059 13,375
HighPeak Energy, Inc.(b) 559 8,597
International Seaways, Inc. 1,885 86,031
Kinetik Holdings, Inc.,
Class
a
A(b) 796 28,943
Kosmos Energy Ltd.* 21,183 143,833
Magnolia Oil & Gas Corp.,
Class
a
A 8,508 182,922
Matador Resources Co. 5,259 304,391
Murphy Oil Corp. 6,896 294,942
NACCO Industries, Inc., Class
a
A 195 6,751
NextDecade Corp.*(b) 1,420 7,086
Nordic American Tankers Ltd. 9,520 36,938
Northern Oil and Gas, Inc. 3,799 142,159
Overseas Shipholding Group,
Inc., Class
a
A* 2,935 14,235
Par Pacific Holdings, Inc.* 2,564 87,868
PBF Energy, Inc., Class
a
A 5,282 234,521
Peabody Energy Corp. 5,783 137,867
Permian Resources Corp.,
Class
a
A 16,608 218,229
PrimeEnergy Resources Corp.* 35 3,736
REX American Resources Corp.* 719 35,245
Riley Exploration Permian, Inc. 411 10,152
Ring Energy, Inc.* 5,561 9,176
SandRidge Energy, Inc. 1,479 20,425
Scorpio Tankers, Inc. 2,292 125,808
SFL Corp. Ltd. 5,341 60,674
SilverBow Resources, Inc.* 820 26,084
Sitio Royalties Corp. 3,744 82,480
SM Energy Co. 5,572 208,671
Talos Energy, Inc.* 5,111 71,145
Teekay Corp.* 3,092 21,335
Teekay Tankers Ltd., Class
a
A 1,108 55,056
Tellurian, Inc.*(b) 24,733 15,062
Uranium Energy Corp.* 17,068 111,283
VAALCO Energy, Inc. 4,999 23,245
Verde Clean Fuels, Inc.* 199 545
Vertex Energy, Inc.* 3,029 10,238
Vital Energy, Inc.* 784 35,155
Vitesse Energy, Inc. 1,163 27,482
W&T Offshore, Inc. 4,559 15,227
World Kinect Corp. 2,861 60,195
5,125,343
Paper & Forest Products — 0.1%
Clearwater Paper Corp.* 777 27,249
Glatfelter Corp.* 2,051 3,015

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: NOVEMBER 30, 2023
(
UNAUDITED
)
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
84
UWM
::
Investments Shares
Common Stocks (a) (continued)
Sylvamo Corp. 1,689 $ 84,923
115,187
Passenger Airlines — 0.3%
Allegiant Travel Co. 733 50,203
Blade Air Mobility, Inc.* 2,755 8,733
Frontier Group Holdings, Inc.* 1,768 6,913
Hawaiian Holdings, Inc.* 2,363 10,610
JetBlue Airways Corp.* 15,345 67,825
Joby Aviation, Inc.*(b) 12,930 77,063
SkyWest, Inc.* 2,039 96,404
Spirit Airlines, Inc. 5,090 75,434
Sun Country Airlines Holdings,
Inc.* 1,750 26,565
419,750
Personal Care Products — 0.6%
Beauty Health Co. (The)*(b) 3,795 9,715
BellRing Brands, Inc.* 6,220 329,038
Edgewell Personal Care Co. 2,378 82,778
elf Beauty, Inc.* 2,476 292,391
Herbalife Ltd.* 4,586 59,068
Inter Parfums, Inc. 851 106,511
Medifast, Inc. 498 33,057
Nature's Sunshine Products,
Inc.* 611 10,467
Nu Skin Enterprises, Inc.,
Class
a
A 2,313 39,367
USANA Health Sciences, Inc.* 526 24,859
Waldencast plc*(b) 1,673 15,960
1,003,211
Pharmaceuticals — 1.0%
Aclaris Therapeutics, Inc.* 3,221 2,817
Amneal Pharmaceuticals, Inc.* 5,652 24,360
Amphastar Pharmaceuticals,
Inc.* 1,763 99,292
Amylyx Pharmaceuticals, Inc.* 2,355 33,347
ANI Pharmaceuticals, Inc.* 674 33,572
Arvinas, Inc.* 2,279 50,070
Assertio Holdings, Inc.* 4,114 4,196
Atea Pharmaceuticals, Inc.* 3,554 10,626
Axsome Therapeutics, Inc.*(b) 1,631 110,011
Biote Corp., Class
a
A* 650 3,244
Bright Green Corp.* 2,799 769
Cara Therapeutics, Inc.* 2,169 2,097
Cassava Sciences, Inc.*(b) 1,843 38,390
Citius Pharmaceuticals, Inc.*(b) 5,700 4,394
Collegium Pharmaceutical, Inc.* 1,608 41,213
Corcept Therapeutics, Inc.* 3,721 94,774
CorMedix, Inc.*(b) 2,417 7,855
Cymabay Therapeutics, Inc.* 4,548 87,003
Edgewise Therapeutics, Inc.* 1,984 12,063
Enliven Therapeutics, Inc.*(b) 1,083 12,195
Evolus, Inc.* 1,921 18,192
Eyenovia, Inc.* 1,395 1,981
EyePoint Pharmaceuticals, Inc.* 1,219 7,619
Harmony Biosciences Holdings,
Inc.* 1,530 44,462
Harrow, Inc.*(b) 1,358 12,534
Investments Shares
Common Stocks (a) (continued)
Ikena Oncology, Inc.* 1,152 $ 1,670
Innoviva, Inc.* 2,765 38,295
Intra-Cellular Therapies, Inc.* 4,345 266,653
Ligand Pharmaceuticals, Inc.* 774 45,132
Liquidia Corp.* 2,200 15,752
Longboard Pharmaceuticals,
Inc.* 723 2,718
Marinus Pharmaceuticals, Inc.* 2,353 15,836
NGM Biopharmaceuticals, Inc.* 2,022 1,510
Nuvation Bio, Inc.* 6,754 8,375
Ocular Therapeutix, Inc.* 3,617 8,970
Omeros Corp.*(b) 2,822 6,180
Optinose, Inc.* 3,381 4,226
Pacira BioSciences, Inc.* 2,112 57,615
Phathom Pharmaceuticals, Inc.* 1,432 10,010
Phibro Animal Health Corp.,
Class
a
A 948 9,091
Pliant Therapeutics, Inc.* 2,619 36,378
Prestige Consumer Healthcare,
Inc.* 2,311 132,536
Rain Oncology, Inc.* 789 828
Revance Therapeutics, Inc.* 3,867 26,180
Scilex Holding Co.*(b) 3,181 3,976
scPharmaceuticals, Inc.* 1,339 7,284
SIGA Technologies, Inc. 2,137 11,604
Supernus Pharmaceuticals, Inc.* 2,279 62,103
Taro Pharmaceutical Industries
Ltd.* 380 13,680
Tarsus Pharmaceuticals, Inc.* 1,093 18,067
Terns Pharmaceuticals, Inc.*(b) 1,987 8,842
Theravance Biopharma, Inc.* 2,614 27,395
Theseus Pharmaceuticals, Inc.* 939 3,578
Third Harmonic Bio, Inc.* 902 7,667
Trevi Therapeutics, Inc.* 1,930 2,171
Ventyx Biosciences, Inc.*(b) 2,172 4,692
Verrica Pharmaceuticals, Inc.*(b) 967 3,559
WaVe Life Sciences Ltd.* 2,742 14,560
Xeris Biopharma Holdings, Inc.* 6,169 11,474
Zevra Therapeutics, Inc.*(b) 1,578 7,511
1,653,194
Professional Services — 1.6%
Alight, Inc., Class
a
A* 18,471 141,303
ASGN, Inc.* 2,237 199,630
Asure Software, Inc.* 876 6,982
Barrett Business Services, Inc. 310 34,085
BlackSky Technology, Inc.* 5,544 7,318
CBIZ, Inc.* 2,225 128,805
Conduent, Inc.* 7,981 24,262
CRA International, Inc. 316 29,947
CSG Systems International, Inc. 1,468 72,211
ExlService Holdings, Inc.* 7,499 212,747
Exponent, Inc. 2,350 180,856
First Advantage Corp. 2,536 39,333
FiscalNote Holdings, Inc.*(b) 2,888 2,946
Forrester Research, Inc.* 545 13,178
Franklin Covey Co.* 541 21,034
Heidrick & Struggles
International, Inc. 919 24,978
HireQuest, Inc.(b) 249 3,688

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA RUSSELL2000
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
85
UWM
::
Investments Shares
Common Stocks (a) (continued)
HireRight Holdings Corp.* 676 $ 8,889
Huron Consulting Group, Inc.* 883 91,982
IBEX Holdings Ltd.* 506 8,971
ICF International, Inc. 870 121,757
Innodata, Inc.*(b) 1,170 7,909
Insperity, Inc. 1,691 192,351
Kelly Services, Inc., Class
a
A 1,481 30,790
Kforce, Inc. 898 62,591
Korn Ferry 2,421 125,263
Legalzoom.com, Inc.* 4,831 55,701
Maximus, Inc. 2,822 235,609
Mistras Group, Inc.* 965 6,388
NV5 Global, Inc.* 638 62,065
Planet Labs PBC* 7,799 18,952
Resources Connection, Inc. 1,505 20,468
Skillsoft Corp.*(b) 202 3,866
Sterling Check Corp.* 1,455 18,420
TriNet Group, Inc.* 1,747 202,530
TrueBlue, Inc.* 1,411 19,669
TTEC Holdings, Inc. 902 16,886
Upwork, Inc.* 5,740 80,877
Verra Mobility Corp., Class
a
A* 6,477 130,058
Willdan Group, Inc.* 565 11,300
2,676,595
Real Estate Management & Development — 0.4%
American Realty Investors,
Inc.*(b) 69 1,041
Anywhere Real Estate, Inc.* 5,002 26,911
Compass, Inc., Class
a
A* 13,853 30,754
Cushman & Wakefield plc* 7,705 63,258
DigitalBridge Group, Inc. 7,508 129,588
Douglas Elliman, Inc. 3,759 7,330
eXp World Holdings, Inc.(b) 3,307 40,048
Forestar Group, Inc.* 850 25,950
FRP Holdings, Inc.* 306 16,876
Kennedy-Wilson Holdings, Inc. 5,553 63,026
Marcus & Millichap, Inc. 1,102 37,920
Maui Land & Pineapple Co.,
Inc.* 351 5,247
Newmark Group, Inc., Class
a
A 6,368 52,409
Opendoor Technologies, Inc.* 25,318 76,207
RE/MAX Holdings, Inc., Class
a
A 812 7,470
Redfin Corp.* 4,931 34,369
RMR Group, Inc. (The), Class
a
A 714 17,015
St Joe Co. (The) 1,599 82,237
Stratus Properties, Inc.* 260 7,298
Tejon Ranch Co.* 972 15,348
Transcontinental Realty
Investors, Inc.* 88 2,891
743,193
Residential REITs — 0.2%
Apartment Investment and
Management Co., Class
a
A,
REIT* 6,881 47,410
BRT Apartments Corp., REIT 553 10,065
Centerspace, REIT 700 37,338
Clipper Realty, Inc., REIT 530 2,703
Elme Communities, REIT 4,078 53,585
Investments Shares
Common Stocks (a) (continued)
Independence Realty Trust, Inc.,
REIT 10,471 $ 142,615
NexPoint Residential Trust, Inc.,
REIT 1,061 32,307
UMH Properties, Inc., REIT 2,587 36,528
Veris Residential, Inc., REIT 3,671 53,193
415,744
Retail REITs — 0.8%
Acadia Realty Trust, REIT 4,336 65,560
Alexander's, Inc., REIT 100 18,396
CBL & Associates Properties,
Inc., REIT(b) 1,248 29,328
Getty Realty Corp., REIT 2,081 61,244
InvenTrust Properties Corp.,
REIT 3,154 76,074
Kite Realty Group Trust, REIT 10,105 213,418
Macerich Co. (The), REIT 10,024 114,975
NETSTREIT Corp., REIT 3,130 48,139
Phillips Edison & Co., Inc., REIT 5,474 192,904
Retail Opportunity Investments
Corp., REIT 5,711 73,501
RPT Realty, REIT 3,988 46,341
Saul Centers, Inc., REIT 541 19,990
SITE Centers Corp., REIT 8,845 116,666
Tanger, Inc., REIT 4,742 118,360
Urban Edge Properties, REIT 5,331 89,294
Whitestone REIT, REIT 2,256 24,726
1,308,916
Semiconductors & Semiconductor Equipment — 1.9%
ACM Research, Inc., Class
a
A* 2,233 37,157
Aehr Test Systems* 1,201 27,575
Alpha & Omega Semiconductor
Ltd.* 1,077 23,037
Ambarella, Inc.* 1,760 103,330
Amkor Technology, Inc. 4,752 133,864
Atomera, Inc.*(b) 982 6,766
Axcelis Technologies, Inc.* 1,514 188,160
CEVA, Inc.* 1,079 23,479
Cohu, Inc.* 2,167 68,759
Credo Technology Group
Holding Ltd.* 4,522 80,989
Diodes, Inc.* 2,095 139,150
FormFactor, Inc.* 3,581 134,574
Ichor Holdings Ltd.* 1,332 34,805
Impinj, Inc.* 1,066 89,107
indie Semiconductor, Inc.,
Class
a
A* 6,392 47,684
inTEST Corp.* 498 6,509
Kulicke & Soffa Industries, Inc. 2,575 132,664
MACOM Technology Solutions
Holdings, Inc.* 2,523 211,882
Maxeon Solar Technologies
Ltd.* 1,365 5,637
MaxLinear, Inc., Class
a
A* 3,461 64,825
Navitas Semiconductor Corp.,
Class
a
A* 5,074 35,214
NVE Corp. 222 15,911
Onto Innovation, Inc.* 2,278 321,221
PDF Solutions, Inc.* 1,420 42,586

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: NOVEMBER 30, 2023
(
UNAUDITED
)
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
86
UWM
::
Investments Shares
Common Stocks (a) (continued)
Photronics, Inc.* 2,834 $ 59,882
Power Integrations, Inc. 2,637 201,493
Rambus, Inc.* 5,060 342,410
Semtech Corp.* 2,966 48,553
Silicon Laboratories, Inc.* 1,473 155,210
SiTime Corp.* 796 88,038
SkyWater Technology, Inc.* 817 5,760
SMART Global Holdings, Inc.* 2,240 37,318
Synaptics, Inc.* 1,831 185,370
Transphorm, Inc.*(b) 1,304 4,042
Ultra Clean Holdings, Inc.* 2,064 56,017
Veeco Instruments, Inc.* 2,359 67,302
3,226,280
Software — 3.6%
8x8, Inc.* 5,405 16,701
A10 Networks, Inc. 3,276 40,917
ACI Worldwide, Inc.* 5,033 134,582
Adeia, Inc. 4,965 45,628
Agilysys, Inc.* 930 80,064
Alarm.com Holdings, Inc.* 2,223 121,109
Alkami Technology, Inc.* 1,833 41,737
Altair Engineering, Inc., Class
a
A* 2,493 180,643
American Software, Inc.,
Class
a
A 1,500 14,895
Amplitude, Inc., Class
a
A* 3,140 33,441
Appfolio, Inc., Class
a
A* 892 168,811
Appian Corp., Class
a
A* 1,903 68,965
Applied Digital Corp.*(b) 3,199 14,939
Asana, Inc., Class
a
A* 3,687 77,464
Aurora Innovation, Inc.* 15,444 33,822
AvePoint, Inc.* 7,113 58,255
Bit Digital, Inc.*(b) 3,352 8,648
Blackbaud, Inc.* 2,022 152,135
BlackLine, Inc.* 2,615 151,278
Box, Inc., Class
a
A* 6,541 171,178
Braze, Inc., Class
a
A* 2,430 133,504
C3.ai, Inc., Class
a
A*(b) 2,807 81,740
Cerence, Inc.* 1,871 32,350
Cipher Mining, Inc.*(b) 1,929 5,343
Cleanspark, Inc.* 5,122 31,961
Clear Secure, Inc., Class
a
A 3,866 82,462
CommVault Systems, Inc.* 2,044 150,398
Consensus Cloud Solutions,
Inc.* 909 16,744
CoreCard Corp.* 335 4,365
CS Disco, Inc.* 1,048 6,236
CXApp, Inc.* 92 126
Digimarc Corp.*(b) 660 22,037
Digital Turbine, Inc.* 4,441 20,651
Domo, Inc., Class
a
B* 1,461 13,865
E2open Parent Holdings, Inc.* 7,879 28,680
Ebix, Inc. 1,225 4,827
eGain Corp.* 990 7,544
Enfusion, Inc., Class
a
A* 1,750 17,902
EngageSmart, Inc.* 2,255 51,437
Envestnet, Inc.* 2,324 88,382
Everbridge, Inc.* 1,886 38,399
EverCommerce, Inc.* 1,083 10,094
Expensify, Inc., Class
a
A* 2,560 5,965
Investments Shares Value
Common Stocks (a) (continued)
Freshworks, Inc., Class
a
A* 7,514 $ 150,430
Instructure Holdings, Inc.* 904 23,640
Intapp, Inc.* 1,021 38,287
InterDigital, Inc. 1,243 124,201
Jamf Holding Corp.* 3,241 53,379
Kaltura, Inc.* 3,849 6,582
LivePerson, Inc.* 3,340 9,486
LiveRamp Holdings, Inc.* 3,053 101,237
LiveVox Holdings, Inc.* 1,035 3,809
Marathon Digital Holdings,
Inc.*(b) 7,936 94,994
Matterport, Inc.* 11,633 29,315
MeridianLink, Inc.* 1,216 23,128
MicroStrategy, Inc., Class
a
A* 511 254,631
Mitek Systems, Inc.* 1,980 22,354
Model N, Inc.* 1,731 39,726
N-able, Inc.* 3,245 38,648
NextNav, Inc.* 2,541 10,062
Olo, Inc., Class
a
A* 4,798 25,717
ON24, Inc. 1,515 11,529
OneSpan, Inc.* 1,860 18,656
PagerDuty, Inc.* 4,116 89,729
PowerSchool Holdings, Inc.,
Class
a
A* 2,601 60,655
Progress Software Corp. 2,021 108,851
PROS Holdings, Inc.* 2,074 75,805
Q2 Holdings, Inc.* 2,642 93,844
Qualys, Inc.* 1,727 319,219
Rapid7, Inc.* 2,783 150,699
Red Violet, Inc.* 518 10,837
Rimini Street, Inc.* 2,423 7,608
Riot Platforms, Inc.*(b) 7,914 99,321
Sapiens International Corp. NV 1,425 36,665
SEMrush Holdings, Inc.,
Class
a
A* 1,454 15,878
SolarWinds Corp.* 2,362 27,376
SoundHound AI, Inc.*(b) 6,401 13,698
SoundThinking, Inc.* 442 9,839
Sprinklr, Inc., Class
a
A* 4,783 74,997
Sprout Social, Inc., Class
a
A* 2,216 126,090
SPS Commerce, Inc.* 1,704 293,565
Tenable Holdings, Inc.* 5,299 219,326
Terawulf, Inc.*(b) 6,284 7,289
Varonis Systems, Inc., Class
a
B* 5,045 211,335
Verint Systems, Inc.* 2,895 71,130
Veritone, Inc.*(b) 1,213 2,511
Viant Technology, Inc., Class
a
A* 667 4,222
Weave Communications, Inc.* 1,520 14,349
Workiva, Inc., Class
a
A* 2,269 218,210
Xperi, Inc.* 1,978 20,413
Yext, Inc.* 4,966 32,925
Zeta Global Holdings Corp.,
Class
a
A* 6,382 52,141
Zuora, Inc., Class
a
A* 6,019 54,893
6,073,455
Specialized REITs — 0.3%
Farmland Partners, Inc., REIT(b) 2,233 27,644
Four Corners Property Trust,
Inc., REIT 4,022 92,466

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA RUSSELL2000
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
87
UWM
::
Investments Shares Value
Common Stocks (a) (continued)
Gladstone Land Corp., REIT 1,557 $ 22,343
Outfront Media, Inc., REIT 6,847 83,739
PotlatchDeltic Corp., REIT 3,672 168,324
Safehold, Inc., REIT 2,031 39,990
Uniti Group, Inc., REIT 11,052 61,118
495,624
Specialty Retail — 1.6%
1-800-Flowers.com, Inc.,
Class
a
A* 1,208 10,667
Aaron's Co., Inc. (The) 1,420 12,510
Abercrombie & Fitch Co.,
Class
a
A* 2,265 171,891
Academy Sports & Outdoors,
Inc. 3,465 176,265
American Eagle Outfitters, Inc. 8,478 161,336
America's Car-Mart, Inc.* 279 22,284
Arko Corp. 3,823 28,596
Asbury Automotive Group, Inc.* 960 201,427
BARK, Inc.*(b) 6,189 5,086
Beyond, Inc.* 2,091 40,189
Big 5 Sporting Goods Corp.(b) 999 5,924
Boot Barn Holdings, Inc.* 1,379 101,053
Buckle, Inc. (The) 1,417 54,640
Build-A-Bear Workshop, Inc. 610 14,902
Caleres, Inc. 1,610 48,880
Camping World Holdings, Inc.,
Class
a
A 1,939 40,990
CarParts.com, Inc.* 2,463 7,537
Carvana Co., Class
a
A* 4,449 139,343
Cato Corp. (The), Class
a
A 808 5,591
Chico's FAS, Inc.* 5,582 42,088
Children's Place, Inc. (The)* 553 12,581
Designer Brands, Inc.,
Class
a
A(b) 2,291 26,667
Destination XL Group, Inc.* 2,703 10,217
Duluth Holdings, Inc., Class
a
B* 628 3,146
Envela Corp.* 352 1,542
EVgo, Inc., Class
a
A*(b) 4,739 14,786
Foot Locker, Inc. 3,809 102,576
Genesco, Inc.* 560 20,927
Group 1 Automotive, Inc. 646 182,237
GrowGeneration Corp.* 2,728 7,256
Guess?, Inc. 1,335 29,397
Haverty Furniture Cos., Inc. 679 21,280
Hibbett, Inc. 584 36,529
J Jill, Inc.* 211 6,227
Lands' End, Inc.* 689 4,864
Lazydays Holdings, Inc.*(b) 588 4,063
Leslie's, Inc.* 8,241 40,628
MarineMax, Inc.* 991 29,562
Monro, Inc. 1,446 41,818
National Vision Holdings, Inc.* 3,603 66,475
ODP Corp. (The)* 1,528 69,600
OneWater Marine, Inc., Class
a
A* 535 14,365
PetMed Express, Inc. 954 6,611
Rent the Runway, Inc.,
Class
a
A*(b) 2,260 1,217
Revolve Group, Inc., Class
a
A* 1,903 25,348
Sally Beauty Holdings, Inc.* 4,978 48,137
Investments Shares Value
Common Stocks (a) (continued)
Shoe Carnival, Inc. 844 $ 20,501
Signet Jewelers Ltd. 2,069 170,030
Sleep Number Corp.* 991 10,049
Sonic Automotive, Inc., Class
a
A 729 37,376
Sportsman's Warehouse
Holdings, Inc.* 1,755 8,477
Stitch Fix, Inc., Class
a
A* 3,970 14,848
ThredUp, Inc., Class
a
A* 3,328 6,490
Tile Shop Holdings, Inc.* 1,336 9,018
Tilly's, Inc., Class
a
A* 1,039 8,593
Torrid Holdings, Inc.*(b) 561 2,154
Upbound Group, Inc. 2,558 74,438
Urban Outfitters, Inc.* 2,961 105,708
Warby Parker, Inc., Class
a
A* 3,931 40,922
Winmark Corp. 132 56,760
Zumiez, Inc.* 739 13,952
2,698,571
Technology Hardware, Storage & Peripherals — 0.5%
CompoSecure, Inc.* 763 3,807
Corsair Gaming, Inc.* 1,714 22,128
CPI Card Group, Inc.* 197 3,505
Eastman Kodak Co.* 2,644 9,571
Immersion Corp. 1,453 9,415
Intevac, Inc.* 1,183 4,401
IonQ, Inc.*(b) 7,457 91,199
Super Micro Computer, Inc.* 2,150 587,961
Turtle Beach Corp.* 726 8,211
Xerox Holdings Corp. 5,327 74,525
814,723
Textiles, Apparel & Luxury Goods — 0.3%
Allbirds, Inc., Class
a
A*(b) 4,409 3,987
Figs, Inc., Class
a
A* 5,929 43,045
Fossil Group, Inc.* 2,233 2,456
G-III Apparel Group Ltd.* 1,918 55,181
Hanesbrands, Inc.* 16,329 59,438
Kontoor Brands, Inc. 2,607 143,307
Movado Group, Inc. 712 18,619
Oxford Industries, Inc. 694 62,758
Rocky Brands, Inc. 324 9,354
Steven Madden Ltd. 3,494 132,492
Vera Bradley, Inc.* 1,216 9,132
Wolverine World Wide, Inc. 3,605 30,895
570,664
Tobacco — 0.1%
Ispire Technology, Inc.* 127 1,317
Turning Point Brands, Inc. 794 18,127
Universal Corp. 1,118 62,899
Vector Group Ltd. 6,744 72,228
154,571
Trading Companies & Distributors — 1.2%
Alta Equipment Group, Inc. 1,070 10,208
Applied Industrial Technologies,
Inc. 1,791 286,685
Beacon Roofing Supply, Inc.* 2,503 201,141
BlueLinx Holdings, Inc.* 404 35,491

See accompanying notes to the financial statements.
ULTRA RUSSELL2000 :: NOVEMBER 30, 2023
(
UNAUDITED
)
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
88
UWM
::
Investments Shares Value
Common Stocks (a) (continued)
Boise Cascade Co. 1,842 $ 201,331
Custom Truck One Source, Inc.* 2,631 15,286
Distribution Solutions Group,
Inc.* 420 10,693
DXP Enterprises, Inc.* 654 19,149
EVI Industries, Inc. 221 5,724
FTAI Aviation Ltd. 4,619 190,349
GATX Corp. 1,648 179,632
Global Industrial Co. 609 21,687
GMS, Inc.* 1,903 128,719
H&E Equipment Services, Inc. 1,494 66,199
Herc Holdings, Inc. 1,311 162,118
Hudson Technologies, Inc.* 2,033 25,108
Karat Packaging, Inc. 265 5,716
McGrath RentCorp 1,145 116,435
MRC Global, Inc.* 3,892 40,243
NOW, Inc.* 4,942 49,272
Rush Enterprises, Inc., Class
a
A 2,889 114,607
Rush Enterprises, Inc., Class
a
B 429 18,709
Textainer Group Holdings Ltd. 1,945 95,752
Titan Machinery, Inc.* 955 21,831
Transcat, Inc.* 341 33,411
Willis Lease Finance Corp.* 146 6,675
Xometry, Inc., Class
a
A*(b) 1,574 38,532
2,100,703
Water Utilities — 0.3%
American States Water Co. 1,720 137,428
Artesian Resources Corp.,
Class
a
A 424 17,829
Cadiz, Inc.* 1,879 5,130
California Water Service Group 2,681 135,578
Consolidated Water Co. Ltd.,
Class
a
D 696 25,119
Global Water Resources, Inc. 526 6,417
Middlesex Water Co. 814 52,015
Pure Cycle Corp.* 906 9,060
SJW Group 1,480 97,147
York Water Co. (The) 662 25,209
510,932
Wireless Telecommunication Services — 0.1%
Gogo, Inc.* 3,075 30,842
Spok Holdings, Inc. 824 13,810
Telephone and Data Systems,
Inc. 4,590 90,423
Tingo Group, Inc.* 5,282 3,645
138,720
Total Common Stocks
(Cost $116,948,519)
104,534,670
Number of
Rights
Rights — 0.0%(d)
Biotechnology — 0.0%
Aduro Biotech, Inc., CVR*(e)(f) 687 —
Chinook Therape, CVR*(e)(f) 3,154 —
Investments
Number of
Rights
Value
Rights (continued)
Oncternal Therapeutics, Inc.,
CVR*(e)(f) 42 $ —
Tobira Therapeutics, Inc.,
CVR*(e)(f) 756 —
—
Food Products — 0.0%(d)
Contraf-Nicotex-Tobacco
GmbH, CVR*(e)(f) 2,444 1,222
Pharmaceuticals — 0.0%
ANI Pharmaceuticals, Inc., CVR,
expiring 12/31/2050*(e)(f) 2 —
TOTAL Rights
(Cost $1,634) 1,222
Securities Lending Reinvestments (g) — 1.4%
Investment Companies — 1.4%
Invesco Government & Agency Portfolio,
Institutional Class 5.28% (h)
(Cost $2,343,742) 2,343,742 2,343,742
Principal
Amount
Short-Term Investments — 30.2%
Repurchase Agreements (i) — 30.2%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $50,788,267
(Cost $50,780,798) $ 50,780,798 50,780,798
Total Investments — 93.7%
(Cost $170,074,693) 157,660,432
Other assets less liabilities — 6.3% 10,671,668
Net Assets — 100.0% $ 168,332,100
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $117.
(b) The security or a portion of this security is on loan at November
30, 2023. The total value of securities on loan at November
30, 2023 was $2,668,663, collateralized in the form of cash
with a value of $2,343,742 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $484,403 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from
December 5, 2023 – November 15, 2053. The total value of
collateral is $2,828,145.
(c) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d) Represents less than 0.05% of net assets.

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA RUSSELL2000
SUMMARY SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
89
UWM
::
(e) Security fair valued as of November 30, 2023 in accordance with procedures approved by the Board of Trustees. Total
value of all such securities at November 30, 2023 amounted to
$1,222, which represents approximately 0.00% of net assets of the Fund.
(f) Illiquid security.
(g) The security was purchased with cash collateral held from securities on loan at November 30, 2023. The total value of
securities purchased was $2,343,742.
(h) Rate shown is the 7-day yield as of November 30, 2023.
(i) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
CVR Contingent Value Rights - No defined expiration
REIT Real Estate Investment Trust
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 16,170,298
Aggregate gross unrealized depreciation (41,248,536)
Net unrealized depreciation $ (25,078,238)
Federal income tax cost $ 176,189,176
Futures Contracts Purchased
Ultra Russell2000 had the following open long futures contracts as of November 30, 2023:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Russell 2000 E-Mini Index 38 12/15/2023 U.S. Dollar $ 3,443,180 $ 283,516
Swap Agreements
a
Ultra Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
11,411,298 3/6/2025
Bank of
America NA 5.48% Russell 2000
®
Index (552,211) — 552,211 —
26,941,735 11/6/2025
Barclays
Capital 5.83% Russell 2000
®
Index 861,619 — (790,000) 71,619
36,591,048 2/11/2025
BNP Paribas
SA 5.48% Russell 2000
®
Index 1,403,601 (1,079,770) — 323,831
22,048,336 3/6/2025 Citibank NA 5.62% Russell 2000
®
Index (267,540) — 267,540 —
6,646,339 11/7/2024
Goldman Sachs
International 5.73% Russell 2000
®
Index (948,494) — 948,494 —
11,371,863 3/6/2024
Morgan
Stanley & Co.
International plc 5.78%
iShares
®
Russell
2000 ETF (453,862)
21,397,089 3/6/2024
Morgan
Stanley & Co.
International plc 5.78% Russell 2000
®
Index (785,499)
32,768,952 (1,239,361) — 1,239,361 —
53,944,976 11/14/2024
Societe
Generale 5.88% Russell 2000
®
Index (4,648,856) — 4,648,856 —
38,336,752 11/7/2024 UBS AG 5.33% Russell 2000
®
Index (1,441,768) — 1,441,768 —
228,689,436 (6,833,010)
Total Unrealized
Appreciation
2,265,220
Total Unrealized
Depreciation
(9,098,230)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRA S&P500
®
:: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
90
SSO
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks (a) — 67.0%
Aerospace & Defense — 1.1%
Axon Enterprise, Inc.* 4,816 $ 1,107,054
Boeing Co. (The)* 38,909 9,012,492
General Dynamics Corp. 15,499 3,827,788
Howmet Aerospace, Inc. 26,817 1,410,574
Huntington Ingalls Industries,
Inc. 2,716 643,746
L3Harris Technologies, Inc. 12,961 2,473,088
Lockheed Martin Corp. 15,387 6,889,837
Northrop Grumman Corp. 9,791 4,652,292
RTX Corp. 99,804 8,132,030
Textron, Inc. 13,615 1,043,726
TransDigm Group, Inc. 3,775 3,634,834
42,827,461
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. 8,040 659,682
Expeditors International of
Washington, Inc. 10,141 1,220,368
FedEx Corp. 15,859 4,104,785
United Parcel Service, Inc.,
Class
a
B 49,540 7,510,759
13,495,594
Automobile Components — 0.1%
Aptiv plc* 19,350 1,602,954
BorgWarner, Inc. 16,116 542,948
2,145,902
Automobiles — 1.3%
Ford Motor Co. 269,688 2,766,999
General Motors Co. 94,372 2,982,155
Tesla, Inc.* 189,384 45,467,311
51,216,465
Banks — 2.1%
Bank of America Corp. 474,086 14,454,882
Citigroup, Inc. 132,100 6,089,810
Citizens Financial Group, Inc. 32,444 884,748
Comerica, Inc. 8,971 405,669
Fifth Third Bancorp 46,647 1,350,431
Huntington Bancshares, Inc. 99,238 1,117,420
JPMorgan Chase & Co. 199,291 31,105,339
KeyCorp 64,208 795,537
M&T Bank Corp. 11,386 1,459,344
PNC Financial Services Group,
Inc. (The) 27,311 3,658,581
Regions Financial Corp. 64,386 1,073,958
Truist Financial Corp. 91,355 2,936,150
US Bancorp 106,814 4,071,750
Wells Fargo & Co. 250,865 11,186,070
Zions Bancorp NA 10,157 361,894
80,951,583
Beverages — 1.0%
Brown-Forman Corp., Class
a
B 12,572 738,479
Coca-Cola Co. (The) 266,832 15,593,662
Investments Shares Value
Common Stocks (a) (continued)
Constellation Brands, Inc.,
Class
a
A 11,056 $ 2,658,857
Keurig Dr Pepper, Inc. 69,014 2,178,772
Molson Coors Beverage Co.,
Class
a
B 12,646 778,235
Monster Beverage Corp.* 51,033 2,814,470
PepsiCo, Inc. 94,423 15,890,447
40,652,922
Biotechnology — 1.3%
AbbVie, Inc. 121,018 17,231,753
Amgen, Inc. 36,701 9,896,058
Biogen, Inc.* 9,858 2,307,561
Gilead Sciences, Inc. 85,418 6,543,019
Incyte Corp.* 12,723 691,368
Moderna, Inc.* 22,733 1,766,354
Regeneron Pharmaceuticals,
Inc.* 7,277 5,994,865
Vertex Pharmaceuticals, Inc.* 17,676 6,271,621
50,702,599
Broadline Retail — 2.4%
Amazon.com, Inc.* 622,621 90,958,702
eBay, Inc. 36,452 1,494,897
Etsy, Inc.* 8,456 641,049
93,094,648
Building Products — 0.3%
A O Smith Corp. 8,578 646,438
Allegion plc 6,070 643,966
Carrier Global Corp. 57,436 2,984,375
Johnson Controls International
plc 46,605 2,460,744
Masco Corp. 15,499 938,464
Trane Technologies plc 15,632 3,523,609
11,197,596
Capital Markets — 1.9%
Ameriprise Financial, Inc. 7,094 2,507,800
Bank of New York Mellon Corp.
(The) 53,385 2,579,563
BlackRock, Inc. 9,649 7,248,618
Blackstone, Inc. 48,618 5,463,205
Cboe Global Markets, Inc. 7,185 1,309,035
Charles Schwab Corp. (The) 102,025 6,256,173
CME Group, Inc. 24,698 5,393,055
FactSet Research Systems, Inc. 2,587 1,173,101
Franklin Resources, Inc. 19,468 482,807
Goldman Sachs Group, Inc.
(The) 22,624 7,727,001
Intercontinental Exchange, Inc. 39,235 4,466,513
Invesco Ltd. 30,723 438,417
MarketAxess Holdings, Inc. 2,551 612,546
Moody's Corp. 10,741 3,920,035
Morgan Stanley 87,482 6,940,822
MSCI, Inc., Class
a
A 5,384 2,804,257
Nasdaq, Inc. 23,179 1,294,315
Northern Trust Corp. 14,193 1,124,795
Raymond James Financial, Inc. 12,872 1,353,491
S&P Global, Inc. 22,258 9,255,544

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
91
SSO
::
Investments Shares Value
Common Stocks (a) (continued)
State Street Corp. 21,890 $ 1,594,030
T. Rowe Price Group, Inc. 15,408 1,542,803
75,487,926
Chemicals — 1.1%
Air Products and Chemicals,
Inc. 15,239 4,122,911
Albemarle Corp. 7,980 967,735
Celanese Corp., Class
a
A 6,903 957,170
CF Industries Holdings, Inc. 13,230 994,234
Corteva, Inc. 48,618 2,197,534
Dow, Inc. 48,256 2,497,248
DuPont de Nemours, Inc. 31,543 2,256,586
Eastman Chemical Co. 8,071 676,592
Ecolab, Inc. 17,472 3,349,907
FMC Corp. 8,587 460,778
International Flavors &
Fragrances, Inc. 17,464 1,316,436
Linde plc 33,402 13,820,746
LyondellBasell Industries NV,
Class
a
A 17,529 1,667,008
Mosaic Co. (The) 22,820 819,010
PPG Industries, Inc. 16,149 2,292,997
Sherwin-Williams Co. (The) 16,229 4,524,645
42,921,537
Commercial Services & Supplies — 0.4%
Cintas Corp. 5,973 3,304,562
Copart, Inc.* 59,641 2,995,171
Republic Services, Inc., Class
a
A 14,094 2,280,973
Rollins, Inc. 19,321 787,138
Veralto Corp.* 15,010 1,159,523
Waste Management, Inc. 25,271 4,321,088
14,848,455
Communications Equipment — 0.6%
Arista Networks, Inc.* 17,253 3,790,657
Cisco Systems, Inc. 279,461 13,520,323
F5, Inc.* 4,135 707,871
Juniper Networks, Inc. 22,092 628,517
Motorola Solutions, Inc. 11,470 3,703,319
22,350,687
Construction & Engineering — 0.0%(b)
Quanta Services, Inc. 9,887 1,861,821
Construction Materials — 0.1%
Martin Marietta Materials, Inc. 4,180 1,941,986
Vulcan Materials Co. 9,055 1,933,786
3,875,772
Consumer Finance — 0.3%
American Express Co. 39,928 6,818,504
Capital One Financial Corp. 26,142 2,919,016
Discover Financial Services 17,148 1,594,764
Synchrony Financial 28,753 930,447
12,262,731
Investments Shares Value
Common Stocks (a) (continued)
Consumer Staples Distribution & Retail — 1.2%
Costco Wholesale Corp. 30,457 $ 18,053,082
Dollar General Corp. 15,027 1,970,340
Dollar Tree, Inc.* 14,371 1,776,112
Kroger Co. (The) 45,279 2,004,501
Sysco Corp. 34,597 2,496,866
Target Corp. 31,603 4,228,798
Walgreens Boots Alliance, Inc. 49,171 980,470
Walmart, Inc. 97,860 15,235,823
46,745,992
Containers & Packaging — 0.2%
Amcor plc 100,951 957,015
Avery Dennison Corp. 5,497 1,069,167
Ball Corp. 21,618 1,195,259
International Paper Co. 23,757 877,584
Packaging Corp. of America 6,106 1,025,869
Sealed Air Corp. 9,824 327,925
Westrock Co. 17,541 722,163
6,174,982
Distributors — 0.1%
Genuine Parts Co. 9,656 1,282,124
LKQ Corp. 18,423 820,376
Pool Corp. 2,656 922,482
3,024,982
Diversified Telecommunication Services — 0.5%
AT&T, Inc. 490,244 8,123,343
Verizon Communications, Inc. 288,350 11,052,456
19,175,799
Electric Utilities — 1.1%
Alliant Energy Corp. 17,399 879,868
American Electric Power Co.,
Inc. 35,262 2,805,092
Constellation Energy Corp. 22,110 2,676,194
Duke Energy Corp. 52,872 4,879,028
Edison International 26,282 1,760,631
Entergy Corp. 14,534 1,473,893
Evergy, Inc. 15,730 802,859
Eversource Energy 23,990 1,425,246
Exelon Corp. 68,211 2,626,806
FirstEnergy Corp. 35,324 1,304,869
NextEra Energy, Inc. 138,853 8,124,289
NRG Energy, Inc. 15,686 750,418
PG&E Corp.* 143,459 2,463,191
Pinnacle West Capital Corp. 7,805 584,907
PPL Corp. 50,493 1,318,877
Southern Co. (The) 74,850 5,312,853
Xcel Energy, Inc. 37,842 2,302,307
41,491,328
Electrical Equipment — 0.4%
AMETEK, Inc. 15,806 2,453,565
Eaton Corp. plc 27,369 6,231,647
Emerson Electric Co. 39,171 3,482,302
Generac Holdings, Inc.* 4,211 492,982

See accompanying notes to the financial statements.
ULTRA S&P500
®
:: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
92
SSO
::
Investments Shares Value
Common Stocks (a) (continued)
Hubbell, Inc., Class
a
B 3,660 $ 1,098,000
Rockwell Automation, Inc. 7,920 2,181,485
15,939,981
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class
a
A 40,989 3,729,589
CDW Corp. 9,142 1,927,865
Corning, Inc. 52,644 1,499,828
Keysight Technologies, Inc.* 12,246 1,664,109
TE Connectivity Ltd. 21,491 2,815,321
Teledyne Technologies, Inc.* 3,293 1,326,947
Trimble, Inc.* 17,018 789,635
Zebra Technologies Corp.,
Class
a
A* 3,484 825,638
14,578,932
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 69,202 2,335,567
Halliburton Co. 61,675 2,283,825
Schlumberger NV 97,419 5,069,685
9,689,077
Entertainment — 0.8%
Electronic Arts, Inc. 16,883 2,330,023
Live Nation Entertainment, Inc.* 9,757 821,735
Netflix, Inc.* 30,457 14,435,704
Take-Two Interactive Software,
Inc.* 10,750 1,700,650
Walt Disney Co. (The)* 125,544 11,636,673
Warner Bros Discovery, Inc.* 152,055 1,588,975
32,513,760
Financial Services — 2.9%
Berkshire Hathaway, Inc.,
Class
a
B* 125,037 45,013,320
Fidelity National Information
Services, Inc. 40,636 2,382,895
Fiserv, Inc.* 41,884 5,470,469
FleetCor Technologies, Inc.* 5,127 1,233,044
Global Payments, Inc. 17,803 2,072,981
Jack Henry & Associates, Inc. 5,049 801,226
Mastercard, Inc., Class
a
A 57,012 23,593,276
PayPal Holdings, Inc.* 75,320 4,339,185
Visa, Inc., Class
a
A 110,192 28,284,083
113,190,479
Food Products — 0.6%
Archer-Daniels-Midland Co. 36,791 2,712,600
Bunge Global SA 10,347 1,136,825
Campbell Soup Co. 13,515 543,033
Conagra Brands, Inc. 32,736 926,102
General Mills, Inc. 40,107 2,553,212
Hershey Co. (The) 10,287 1,933,133
Hormel Foods Corp. 19,885 608,282
J M Smucker Co. (The) 7,054 774,035
Kellanova 18,126 952,340
Kraft Heinz Co. (The) 54,767 1,922,869
Lamb Weston Holdings, Inc. 9,930 993,298
McCormick & Co., Inc.
(Non-Voting) 17,279 1,120,198
Investments Shares Value
Common Stocks (a) (continued)
Mondelez International, Inc.,
Class
a
A 93,306 $ 6,630,324
Tyson Foods, Inc., Class
a
A 19,539 915,207
23,721,458
Gas Utilities — 0.0%(b)
Atmos Energy Corp. 10,182 1,158,813
Ground Transportation — 0.5%
CSX Corp. 137,594 4,444,286
JB Hunt Transport Services, Inc. 5,576 1,033,066
Norfolk Southern Corp. 15,528 3,387,588
Old Dominion Freight Line, Inc. 6,080 2,365,485
Union Pacific Corp. 41,871 9,432,280
20,662,705
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories 119,048 12,415,516
Align Technology, Inc.* 4,933 1,054,675
Baxter International, Inc. 34,704 1,252,120
Becton Dickinson & Co. 19,930 4,707,067
Boston Scientific Corp.* 100,363 5,609,288
Cooper Cos., Inc. (The) 3,348 1,128,008
DENTSPLY SIRONA, Inc. 14,598 463,487
Dexcom, Inc.* 26,626 3,075,836
Edwards Lifesciences Corp.* 41,707 2,823,981
GE HealthCare Technologies,
Inc. 26,740 1,830,621
Hologic, Inc.* 16,782 1,196,557
IDEXX Laboratories, Inc.* 5,680 2,645,858
Insulet Corp.* 4,782 904,228
Intuitive Surgical, Inc.* 24,021 7,466,688
Medtronic plc 91,294 7,236,875
ResMed, Inc. 10,017 1,579,982
STERIS plc 6,814 1,369,205
Stryker Corp. 23,109 6,847,890
Teleflex, Inc. 3,286 741,617
Zimmer Biomet Holdings, Inc. 14,340 1,667,885
66,017,384
Health Care Providers & Services — 2.0%
Cardinal Health, Inc. 17,415 1,864,798
Cencora, Inc. 11,442 2,326,960
Centene Corp.* 37,179 2,739,349
Cigna Group (The) 20,246 5,322,268
CVS Health Corp. 88,021 5,981,027
DaVita, Inc.* 3,675 372,866
Elevance Health, Inc. 16,159 7,748,079
HCA Healthcare, Inc. 13,779 3,451,364
Henry Schein, Inc.* 8,881 592,629
Humana, Inc. 8,524 4,132,947
Laboratory Corp. of America
Holdings 6,133 1,330,309
McKesson Corp. 9,258 4,356,444
Molina Healthcare, Inc.* 4,059 1,483,808
Quest Diagnostics, Inc. 7,741 1,062,297
UnitedHealth Group, Inc. 63,446 35,083,735

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
93
SSO
::
Investments Shares Value
Common Stocks (a) (continued)
Universal Health Services, Inc.,
Class
a
B 4,203 $ 577,828
78,426,708
Health Care REITs — 0.1%
Healthpeak Properties, Inc.,
REIT 37,520 649,846
Ventas, Inc., REIT 27,622 1,266,192
Welltower, Inc., REIT 37,875 3,374,663
5,290,701
Hotel & Resort REITs — 0.0%(b)
Host Hotels & Resorts, Inc.,
REIT 48,760 851,837
Hotels, Restaurants & Leisure — 1.4%
Airbnb, Inc., Class
a
A* 29,239 3,694,055
Booking Holdings, Inc.* 2,403 7,511,057
Caesars Entertainment, Inc.* 14,741 659,218
Carnival Corp.* 69,155 1,041,474
Chipotle Mexican Grill, Inc.,
Class
a
A* 1,888 4,157,848
Darden Restaurants, Inc. 8,245 1,290,095
Domino's Pizza, Inc. 2,356 925,649
Expedia Group, Inc.* 9,478 1,290,714
Hilton Worldwide Holdings, Inc. 17,917 3,001,456
Las Vegas Sands Corp. 22,551 1,040,052
Marriott International, Inc.,
Class
a
A 17,235 3,493,535
McDonald's Corp. 49,999 14,091,718
MGM Resorts International 19,317 761,863
Norwegian Cruise Line Holdings
Ltd.* 29,166 445,365
Royal Caribbean Cruises Ltd.* 16,161 1,736,661
Starbucks Corp. 78,587 7,803,689
Wynn Resorts Ltd. 6,677 563,672
Yum! Brands, Inc. 19,280 2,420,604
55,928,725
Household Durables — 0.3%
DR Horton, Inc. 20,917 2,670,473
Garmin Ltd. 10,519 1,285,843
Lennar Corp., Class
a
A 17,386 2,224,017
Mohawk Industries, Inc.* 3,599 317,828
NVR, Inc.* 247 1,520,381
PulteGroup, Inc. 15,034 1,329,306
Whirlpool Corp. 3,749 408,266
9,756,114
Household Products — 0.9%
Church & Dwight Co., Inc. 16,848 1,628,022
Clorox Co. (The) 8,517 1,220,912
Colgate-Palmolive Co. 56,714 4,467,362
Kimberly-Clark Corp. 23,122 2,860,885
Procter & Gamble Co. (The) 161,644 24,815,587
34,992,768
Independent Power and Renewable Electricity Producers — 0.0%(b)
AES Corp. (The) 45,879 789,578
Investments Shares Value
Common Stocks (a) (continued)
Industrial Conglomerates — 0.6%
3M Co. 37,876 $ 3,752,375
General Electric Co. 74,687 9,096,877
Honeywell International, Inc. 45,597 8,933,364
21,782,616
Industrial REITs — 0.2%
Prologis, Inc., REIT 63,390 7,285,413
Insurance — 1.5%
Aflac, Inc. 37,113 3,069,616
Allstate Corp. (The) 17,922 2,470,906
American International Group,
Inc. 48,824 3,213,107
Aon plc, Class
a
A 13,898 4,565,354
Arch Capital Group Ltd.* 25,598 2,142,297
Arthur J Gallagher & Co. 14,754 3,673,746
Assurant, Inc. 3,612 606,888
Brown & Brown, Inc. 16,141 1,206,378
Chubb Ltd. 28,157 6,460,060
Cincinnati Financial Corp. 10,797 1,109,824
Everest Group Ltd. 2,983 1,224,671
Globe Life, Inc. 6,009 739,888
Hartford Financial Services
Group, Inc. (The) 21,018 1,642,767
Loews Corp. 12,722 894,229
Marsh & McLennan Cos., Inc. 33,904 6,761,136
MetLife, Inc. 43,305 2,755,497
Principal Financial Group, Inc. 15,255 1,126,277
Progressive Corp. (The) 40,118 6,580,556
Prudential Financial, Inc. 24,943 2,438,927
Travelers Cos., Inc. (The) 15,673 2,830,857
W R Berkley Corp. 13,944 1,011,637
Willis Towers Watson plc 7,132 1,756,612
58,281,230
Interactive Media & Services — 3.8%
Alphabet, Inc., Class
a
A* 406,936 53,931,228
Alphabet, Inc., Class
a
C* 346,102 46,349,980
Match Group, Inc.* 19,118 619,041
Meta Platforms, Inc., Class
a
A* 152,409 49,860,604
150,760,853
IT Services — 0.8%
Accenture plc, Class
a
A 43,243 14,405,973
Akamai Technologies, Inc.* 10,448 1,207,057
Cognizant Technology Solutions
Corp., Class
a
A 34,592 2,434,585
EPAM Systems, Inc.* 4,036 1,042,055
Gartner, Inc.* 5,364 2,332,482
International Business Machines
Corp. 62,518 9,912,854
VeriSign, Inc.* 6,089 1,292,086
32,627,092
Leisure Products — 0.0%(b)
Hasbro, Inc. 8,869 411,610

See accompanying notes to the financial statements.
ULTRA S&P500
®
:: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
94
SSO
::
Investments Shares Value
Common Stocks (a) (continued)
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc. 20,198 $ 2,581,304
Bio-Rad Laboratories, Inc.,
Class
a
A* 1,381 421,095
Bio-Techne Corp. 10,840 681,836
Charles River Laboratories
International, Inc.* 3,479 685,641
Danaher Corp. 45,034 10,056,543
Illumina, Inc.* 10,778 1,098,817
IQVIA Holdings, Inc.* 12,584 2,694,234
Mettler-Toledo International,
Inc.* 1,456 1,589,850
Revvity, Inc. 8,541 759,295
Thermo Fisher Scientific, Inc. 26,482 13,128,716
Waters Corp.* 4,121 1,156,394
West Pharmaceutical Services,
Inc. 5,118 1,795,190
36,648,915
Machinery — 1.1%
Caterpillar, Inc. 35,014 8,778,710
Cummins, Inc. 9,747 2,184,887
Deere & Co. 18,661 6,800,255
Dover Corp. 9,614 1,357,112
Fortive Corp. 24,066 1,660,073
IDEX Corp. 5,121 1,032,803
Illinois Tool Works, Inc. 18,851 4,565,901
Ingersoll Rand, Inc. 27,814 1,986,754
Nordson Corp. 3,697 870,052
Otis Worldwide Corp. 28,233 2,422,109
PACCAR, Inc. 35,886 3,295,053
Parker-Hannifin Corp. 8,838 3,828,445
Pentair plc 11,342 732,013
Snap-on, Inc. 3,603 989,708
Stanley Black & Decker, Inc. 10,524 956,632
Westinghouse Air Brake
Technologies Corp. 12,288 1,432,289
Xylem, Inc. 16,473 1,731,806
44,624,602
Media — 0.5%
Charter Communications, Inc.,
Class
a
A* 7,029 2,812,514
Comcast Corp., Class
a
A 282,236 11,822,866
Fox Corp., Class
a
A 17,472 516,123
Fox Corp., Class
a
B 8,982 248,442
Interpublic Group of Cos., Inc.
(The) 26,403 811,628
News Corp., Class
a
A 26,104 575,332
News Corp., Class
a
B 7,967 183,560
Omnicom Group, Inc. 13,579 1,094,875
Paramount Global, Class
a
B(c) 33,115 475,862
18,541,202
Metals & Mining — 0.3%
Freeport-McMoRan, Inc. 98,389 3,671,877
Newmont Corp. 79,147 3,180,918
Nucor Corp. 17,048 2,897,649
Investments Shares Value
Common Stocks (a) (continued)
Steel Dynamics, Inc. 10,710 $ 1,275,882
11,026,326
Multi-Utilities — 0.5%
Ameren Corp. 18,018 1,398,017
CenterPoint Energy, Inc. 43,266 1,223,130
CMS Energy Corp. 20,052 1,138,152
Consolidated Edison, Inc. 23,679 2,133,715
Dominion Energy, Inc. 57,369 2,601,110
DTE Energy Co. 14,130 1,471,074
NiSource, Inc. 28,344 726,740
Public Service Enterprise Group,
Inc. 34,273 2,139,663
Sempra 43,130 3,142,883
WEC Energy Group, Inc. 21,646 1,810,039
17,784,523
Office REITs — 0.0%(b)
Alexandria Real Estate Equities,
Inc., REIT 10,711 1,171,783
Boston Properties, Inc., REIT 9,820 559,053
1,730,836
Oil, Gas & Consumable Fuels — 2.5%
APA Corp. 21,127 760,572
Chevron Corp. 121,703 17,476,551
ConocoPhillips 82,143 9,493,267
Coterra Energy, Inc. 51,969 1,364,186
Devon Energy Corp. 43,906 1,974,453
Diamondback Energy, Inc. 12,266 1,893,993
EOG Resources, Inc. 39,962 4,918,123
EQT Corp. 24,842 992,686
Exxon Mobil Corp. 277,498 28,510,145
Hess Corp. 18,990 2,669,234
Kinder Morgan, Inc. 132,970 2,336,283
Marathon Oil Corp. 41,535 1,056,235
Marathon Petroleum Corp. 27,432 4,092,580
Occidental Petroleum Corp. 45,560 2,694,874
ONEOK, Inc. 39,979 2,752,554
Phillips 66 30,601 3,944,163
Pioneer Natural Resources Co. 15,970 3,699,291
Targa Resources Corp. 15,356 1,388,950
Valero Energy Corp. 24,201 3,033,837
Williams Cos., Inc. (The) 83,378 3,067,477
98,119,454
Passenger Airlines — 0.1%
Alaska Air Group, Inc.* 8,756 331,064
American Airlines Group, Inc.* 44,764 556,417
Delta Air Lines, Inc. 44,098 1,628,539
Southwest Airlines Co. 40,882 1,045,353
United Airlines Holdings, Inc.* 22,497 886,382
4,447,755
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 15,880 2,027,717
Kenvue, Inc. 118,123 2,414,434
4,442,151

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
95
SSO
::
Investments Shares Value
Common Stocks (a) (continued)
Pharmaceuticals — 2.6%
Bristol-Myers Squibb Co. 143,301 $ 7,076,203
Catalent, Inc.* 12,370 480,575
Eli Lilly & Co. 54,693 32,325,751
Johnson & Johnson 165,208 25,551,069
Merck & Co., Inc. 174,010 17,832,545
Pfizer, Inc. 387,244 11,799,325
Viatris, Inc. 82,333 755,817
Zoetis, Inc., Class
a
A 31,511 5,567,048
101,388,333
Professional Services — 0.5%
Automatic Data Processing, Inc. 28,252 6,495,700
Broadridge Financial Solutions,
Inc. 8,040 1,558,313
Ceridian HCM Holding, Inc.* 10,704 737,506
Equifax, Inc. 8,435 1,836,384
Jacobs Solutions, Inc. 8,664 1,101,887
Leidos Holdings, Inc. 9,441 1,013,208
Paychex, Inc. 22,057 2,690,292
Paycom Software, Inc. 3,328 604,564
Robert Half, Inc. 7,301 598,536
Verisk Analytics, Inc., Class
a
A 9,874 2,383,880
19,020,270
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class
a
A* 21,193 1,673,399
CoStar Group, Inc.* 27,977 2,323,210
3,996,609
Residential REITs — 0.2%
AvalonBay Communities, Inc.,
REIT 9,774 1,690,315
Camden Property Trust, REIT 7,279 657,002
Equity Residential, REIT 23,677 1,345,801
Essex Property Trust, Inc., REIT 4,358 930,259
Invitation Homes, Inc., REIT 39,452 1,316,119
Mid-America Apartment
Communities, Inc., REIT 7,928 986,877
UDR, Inc., REIT 20,814 695,188
7,621,561
Retail REITs — 0.2%
Federal Realty Investment Trust,
REIT 5,080 485,597
Kimco Realty Corp., REIT 42,510 821,293
Realty Income Corp., REIT 48,544 2,619,434
Regency Centers Corp., REIT 11,283 708,347
Simon Property Group, Inc.,
REIT 22,437 2,802,157
7,436,828
Semiconductors & Semiconductor Equipment — 5.1%
Advanced Micro Devices, Inc.* 110,766 13,420,349
Analog Devices, Inc. 34,318 6,293,235
Applied Materials, Inc. 57,604 8,627,927
Broadcom, Inc. 30,077 27,843,181
Enphase Energy, Inc.* 9,367 946,254
Investments Shares Value
Common Stocks (a) (continued)
First Solar, Inc.* 7,284 $ 1,149,270
Intel Corp. 287,257 12,840,388
KLA Corp. 9,395 5,116,705
Lam Research Corp. 9,084 6,503,417
Microchip Technology, Inc. 37,266 3,109,475
Micron Technology, Inc. 75,076 5,714,785
Monolithic Power Systems, Inc. 3,345 1,835,468
NVIDIA Corp. 169,400 79,228,380
NXP Semiconductors NV 17,655 3,603,032
ON Semiconductor Corp.* 29,664 2,115,933
Qorvo, Inc.* 6,757 652,051
QUALCOMM, Inc. 76,577 9,882,262
Skyworks Solutions, Inc. 10,860 1,052,660
SolarEdge Technologies, Inc.* 3,878 307,836
Teradyne, Inc. 10,584 976,162
Texas Instruments, Inc. 62,294 9,512,917
200,731,687
Software — 7.5%
Adobe, Inc.* 31,314 19,133,167
ANSYS, Inc.* 5,995 1,758,693
Autodesk, Inc.* 14,623 3,194,102
Cadence Design Systems, Inc.* 18,600 5,082,822
Fair Isaac Corp.* 1,682 1,829,343
Fortinet, Inc.* 44,649 2,346,751
Gen Digital, Inc. 38,603 852,354
Intuit, Inc. 19,270 11,012,034
Microsoft Corp. 509,565 193,079,274
Oracle Corp. 107,932 12,542,778
Palo Alto Networks, Inc.* 21,020 6,202,792
PTC, Inc.* 8,091 1,273,200
Roper Technologies, Inc. 7,274 3,915,231
Salesforce, Inc.* 66,789 16,824,149
ServiceNow, Inc.* 13,985 9,590,074
Synopsys, Inc.* 10,460 5,682,186
Tyler Technologies, Inc.* 2,883 1,178,686
295,497,636
Specialized REITs — 0.8%
American Tower Corp., REIT 31,949 6,670,312
Crown Castle, Inc., REIT 29,696 3,482,747
Digital Realty Trust, Inc., REIT 20,784 2,884,404
Equinix, Inc., REIT 6,380 5,199,764
Extra Space Storage, Inc., REIT 14,514 1,889,287
Iron Mountain, Inc., REIT 20,063 1,287,041
Public Storage, REIT 10,774 2,787,880
SBA Communications Corp.,
Class
a
A, REIT 7,400 1,827,504
VICI Properties, Inc., Class
a
A,
REIT 69,474 2,076,578
Weyerhaeuser Co., REIT 50,149 1,572,171
29,677,688
Specialty Retail — 1.3%
AutoZone, Inc.* 1,271 3,317,221
Bath & Body Works, Inc. 15,668 511,090
Best Buy Co., Inc. 13,324 945,205
CarMax, Inc.* 10,771 688,698
Home Depot, Inc. (The) 68,957 21,617,330
Lowe's Cos., Inc. 40,166 7,986,206

See accompanying notes to the financial statements.
ULTRA S&P500
®
:: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
96
SSO
::
Investments Shares Value
Common Stocks (a) (continued)
O'Reilly Automotive, Inc.* 4,200 $ 4,125,996
Ross Stores, Inc. 23,356 3,045,155
TJX Cos., Inc. (The) 78,795 6,942,628
Tractor Supply Co. 7,431 1,508,567
Ulta Beauty, Inc.* 3,371 1,436,012
52,124,108
Technology Hardware, Storage & Peripherals — 5.1%
Apple, Inc. 1,007,837 191,438,638
Hewlett Packard Enterprise Co. 88,593 1,498,108
HP, Inc. 59,541 1,746,933
NetApp, Inc. 14,479 1,323,236
Seagate Technology Holdings
plc 13,224 1,046,018
Western Digital Corp.* 21,985 1,062,095
198,115,028
Textiles, Apparel & Luxury Goods — 0.4%
Lululemon Athletica, Inc.* 7,978 3,564,570
NIKE, Inc., Class
a
B 84,066 9,269,958
Ralph Lauren Corp., Class
a
A 2,756 356,571
Tapestry, Inc. 15,874 502,730
VF Corp. 22,689 379,587
14,073,416
Tobacco — 0.4%
Altria Group, Inc. 121,726 5,117,361
Philip Morris International, Inc. 106,472 9,940,226
15,057,587
Trading Companies & Distributors — 0.2%
Fastenal Co. 39,159 2,348,365
United Rentals, Inc. 4,667 2,221,586
WW Grainger, Inc. 3,064 2,408,886
6,978,837
Water Utilities — 0.0%(b)
American Water Works Co., Inc. 13,358 1,761,119
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. 35,446 5,332,851
Total Common Stocks
(Cost $2,891,395,423)
2,627,343,938
Securities Lending Reinvestments (d) — 0.0% (b)
Investment Companies — 0.0% (b)
Invesco Government & Agency Portfolio,
Institutional Class 5.28% (e)
(Cost $13,659) 13,659 13,659
Investments
Principal
Amount Value
Short-Term Investments — 13.9%
Repurchase Agreements (f) — 3.2%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%,
dated 11/30/2023, due
12/1/2023, total to be received
$126,374,080
(Cost $126,355,493) $ 126,355,493 $ 126,355,493
U.S. Treasury Obligations (a) — 10.7%
U.S. Treasury Bills
5.46%, 2/13/2024 (g) 150,000,000 148,382,226
5.31%, 2/27/2024 (g) 25,000,000 24,679,663
5.44%, 3/21/2024 (g) 150,000,000 147,582,859
5.46%, 3/28/2024 (g) 75,000,000 73,719,209
5.32%, 4/25/2024 (g) 25,000,000 24,476,495
Total U.S. Treasury Obligations
(Cost $418,746,363) 418,840,452
Total Short-Term Investments
(Cost $545,101,856) 545,195,945
Total Investments — 80.9%
(Cost $3,436,510,938) 3,172,553,542
Other assets less liabilities — 19.1% 749,713,567
Net Assets — 100.0% $ 3,922,267,109
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $275,079,323.
(b) Represents less than 0.05% of net assets.
(c) The security or a portion of this security is on loan at November
30, 2023. The total value of securities on loan at November
30, 2023 was $13,307, collateralized in the form of cash with a value of $13,659 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(d) The security was purchased with cash collateral held from securities on loan at November 30, 2023. The total value of
securities purchased was $13,659.
(e) Rate shown is the 7-day yield as of November 30, 2023.
(f) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(g) The rate shown was the current yield as of November 30, 2023.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 375,163,031
Aggregate gross unrealized depreciation (346,590,617)
Net unrealized appreciation $ 28,572,414
Federal income tax cost $ 3,465,113,240
Futures Contracts Purchased

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
97
SSO
::
Ultra S&P500
®
had the following open long futures contracts as of November 30, 2023:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P 500 E-Mini Index 1,211 12/15/2023 U.S. Dollar $ 277,122,213 $ 18,050,238
Swap Agreements
a
Ultra S&P500
®
had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
362,208,269 3/6/2025
Bank of
America NA 5.93%
S&P 500
®
19,170,828 (18,717,597) (75,888) 377,343
825,652,689 2/11/2025
BNP Paribas
SA 5.93%
S&P 500
®
37,586,632 (35,881,515) — 1,705,117
385,577,134 3/6/2025 Citibank NA 5.93%
S&P 500
®
26,031,839 (25,272,144) (32,366) 727,329
692,003,429 4/8/2024
Goldman Sachs
International 5.93%
S&P 500
®
73,682,455
1,310,384,408 11/7/2024
Goldman Sachs
International 5.84%
SPDR
®
S&P 500
®
ETF Trust
68,409,250
2,002,387,837 142,091,705 (138,418,389) — 3,673,316
175,741,537 11/6/2024
J.P. Morgan
Securities 5.73%
S&P 500
®
6,929,387 (6,678,087) — 251,300
239,064,948 3/6/2025
Morgan
Stanley & Co.
International plc 5.88%
S&P 500
®
21,057,259 (20,547,424) (117,427) 392,408
626,551,423 11/6/2025
Societe
Generale 5.98%
S&P 500
®
25,451,047 (23,855,399) — 1,595,648
322,838,401 11/7/2024 UBS AG 5.83%
S&P 500
®
24,763,177 (20,657,897) — 4,105,280
4,940,022,238 303,081,874
Total Unrealized
Appreciation
303,081,874
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b
Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRA SMALLCAP600 :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
98
SAA
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks — 75.4%
Aerospace & Defense — 1.0%
AAR Corp.* 633 $ 43,867
AeroVironment, Inc.* 499 68,667
Kaman Corp. 537 10,885
Mercury Systems, Inc.* 975 33,433
Moog, Inc., Class
a
A 547 76,585
National Presto Industries, Inc. 100 7,472
Triumph Group, Inc.* 1,461 16,349
257,258
Air Freight & Logistics — 0.3%
Forward Air Corp. 489 31,066
Hub Group, Inc., Class
a
A * 598 45,179
76,245
Automobile Components — 1.0%
American Axle & Manufacturing
Holdings, Inc.* 2,229 15,514
Dana, Inc. 2,446 32,312
Dorman Products, Inc.* 540 38,902
Gentherm , Inc.* 628 28,838
LCI Industries 482 52,302
Patrick Industries, Inc. 398 32,652
Phinia , Inc. 895 22,822
Standard Motor Products, Inc. 356 12,805
XPEL, Inc.*(a) 405 18,508
254,655
Automobiles — 0.1%
Winnebago Industries, Inc. 575 37,162
Banks — 6.9%
Ameris Bancorp 1,237 52,671
Atlantic Union Bankshares Corp. 1,428 43,654
Axos Financial, Inc.* 999 38,232
Banc of California, Inc. 2,490 28,784
BancFirst Corp. 276 23,910
Bancorp, Inc. (The)* 1,034 40,336
Bank of Hawaii Corp.(b) 756 43,901
BankUnited, Inc. 1,417 39,095
Banner Corp. 654 29,522
Berkshire Hills Bancorp, Inc. 838 17,539
Brookline Bancorp, Inc. 1,688 16,087
Capitol Federal Financial, Inc. 2,412 13,001
Cathay General Bancorp 1,381 50,655
Central Pacific Financial Corp. 515 9,049
City Holding Co. 286 27,533
Community Bank System, Inc. 1,019 45,203
Customers Bancorp, Inc.* 536 24,158
CVB Financial Corp. 2,521 45,075
Dime Community Bancshares,
Inc. 665 13,367
Eagle Bancorp, Inc. 569 13,508
FB Financial Corp. 668 22,418
First Bancorp 782 24,508
First Bancorp 3,395 50,925
First Commonwealth Financial
Corp. 1,950 26,072
Investments Shares Value
Common Stocks (continued)
First Financial Bancorp 1,811 $ 36,600
First Hawaiian, Inc. 2,430 47,750
Fulton Financial Corp. 3,123 44,440
Hanmi Financial Corp. 580 9,651
Heritage Financial Corp. 667 11,886
Hilltop Holdings, Inc. 880 25,916
Hope Bancorp, Inc. 2,285 22,393
Independent Bank Corp. 840 47,897
Independent Bank Group, Inc. 684 26,457
Lakeland Financial Corp. 484 26,886
National Bank Holdings Corp.,
Class
a
A 718 23,701
NBT Bancorp, Inc. 899 31,941
Northfield Bancorp, Inc. 754 7,193
Northwest Bancshares, Inc. 2,420 26,959
OFG Bancorp 897 30,103
Pacific Premier Bancorp, Inc. 1,826 41,122
Park National Corp. 274 30,414
Pathward Financial, Inc. 499 24,745
Preferred Bank 249 15,346
Provident Financial Services,
Inc. 1,438 21,886
Renasant Corp. 1,069 29,120
S&T Bancorp, Inc. 728 20,377
Seacoast Banking Corp. of
Florida 1,620 37,649
ServisFirst Bancshares, Inc. 933 47,732
Simmons First National Corp.,
Class
a
A 2,404 38,440
Southside Bancshares, Inc. 552 15,141
Stellar Bancorp, Inc. 893 21,307
Tompkins Financial Corp. 238 12,607
Triumph Financial, Inc.* 412 27,962
TrustCo Bank Corp. 362 9,716
Trustmark Corp. 1,163 26,644
United Community Banks, Inc. 2,263 55,783
Veritex Holdings, Inc. 1,033 19,772
WaFd , Inc. 1,233 32,958
Westamerica Bancorp 507 25,710
WSFS Financial Corp. 1,163 44,857
1,758,264
Beverages — 0.2%
MGP Ingredients, Inc. 298 25,464
National Beverage Corp.* 444 21,108
46,572
Biotechnology — 1.1%
Arcus Biosciences, Inc.* 1,021 15,376
Avid Bioservices , Inc.* 1,194 6,078
Catalyst Pharmaceuticals, Inc.* 1,908 27,532
Cytokinetics, Inc.* 1,828 61,202
Dynavax Technologies Corp.* 2,452 33,592
Ironwood Pharmaceuticals, Inc.,
Class
a
A * 2,614 25,879
Myriad Genetics, Inc.* 1,559 29,761
REGENXBIO, Inc.* 770 15,030
Vericel Corp.* 907 32,235
Vir Biotechnology, Inc.* 1,636 15,526

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA SMALLCAP600
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
99
SAA
::
Investments Shares Value
Common Stocks (continued)
Xencor , Inc.* 1,154 $ 21,164
283,375
Broadline Retail — 0.2%
Kohl's Corp. 2,106 49,386
Building Products — 1.6%
AAON, Inc. 1,290 80,754
American Woodmark Corp.* 312 22,589
Apogee Enterprises, Inc. 420 18,942
AZZ, Inc. 476 23,405
Gibraltar Industries, Inc.* 579 38,903
Griffon Corp. 780 36,293
Hayward Holdings, Inc.* 2,394 28,225
Insteel Industries, Inc. 370 12,588
Masterbrand, Inc.* 2,431 32,624
PGT Innovations, Inc.* 1,111 35,763
Quanex Building Products Corp. 627 19,305
Resideo Technologies, Inc.* 2,811 46,185
395,576
Capital Markets — 1.1%
Artisan Partners Asset
Management, Inc., Class
a
A 1,304 49,096
B Riley Financial, Inc.(b) 314 5,778
Brightsphere Investment Group,
Inc. 616 10,749
Donnelley Financial Solutions,
Inc.* 475 28,034
Moelis & Co., Class
a
A 1,268 60,167
Piper Sandler Cos. 286 44,253
StoneX Group, Inc.* 511 31,237
Virtus Investment Partners, Inc. 130 25,431
WisdomTree, Inc. 2,175 14,159
268,904
Chemicals — 2.0%
AdvanSix , Inc. 518 13,535
Balchem Corp. 614 76,578
Hawkins, Inc. 366 22,487
HB Fuller Co. 1,026 77,648
Ingevity Corp.* 641 24,864
Innospec, Inc. 473 49,698
Koppers Holdings, Inc. 397 17,933
Livent Corp.* 3,422 47,087
Mativ Holdings, Inc. 1,042 12,191
Minerals Technologies, Inc. 620 38,837
Quaker Chemical Corp. 264 47,201
Sensient Technologies Corp. 804 46,584
Stepan Co. 404 33,358
508,001
Commercial Services & Supplies — 1.6%
ABM Industries, Inc. 1,259 51,606
Brady Corp., Class
a
A 874 49,180
CoreCivic , Inc.* 2,163 31,299
Deluxe Corp. 831 15,199
Enviri Corp.* 1,519 8,962
GEO Group, Inc. (The)* 2,401 24,370
Investments Shares Value
Common Stocks (continued)
Healthcare Services Group, Inc.* 1,413 $ 13,720
HNI Corp. 886 34,616
Interface, Inc., Class
a
A 1,106 11,182
Liquidity Services, Inc.* 427 8,181
Matthews International Corp.,
Class
a
A 580 19,807
MillerKnoll , Inc. 1,441 37,178
OPENLANE, Inc.* 2,084 30,468
Pitney Bowes, Inc. 2,916 11,781
UniFirst Corp. 288 49,709
Viad Corp.* 398 13,253
410,511
Communications Equipment — 0.7%
ADTRAN Holdings, Inc. 1,348 7,050
Clearfield, Inc.* 247 6,284
Digi International, Inc.* 685 16,125
Extreme Networks, Inc.* 2,433 39,268
Harmonic, Inc.* 2,131 23,569
NetScout Systems, Inc.* 1,374 27,590
Viasat , Inc.* 1,417 28,978
Viavi Solutions, Inc.* 4,236 34,227
183,091
Construction & Engineering — 1.3%
Arcosa , Inc. 928 68,858
Comfort Systems USA, Inc. 681 131,828
Dycom Industries, Inc.* 558 57,959
Granite Construction, Inc. 836 38,414
MYR Group, Inc.* 318 39,566
336,625
Consumer Finance — 0.6%
Bread Financial Holdings, Inc. 956 26,864
Encore Capital Group, Inc.* 447 20,026
Enova International, Inc.* 586 24,143
EZCORP, Inc., Class
a
A * 992 8,134
Green Dot Corp., Class
a
A * 857 6,873
Navient Corp. 1,667 28,556
PRA Group, Inc.* 747 13,842
PROG Holdings, Inc.* 870 23,716
World Acceptance Corp.* 65 7,244
159,398
Consumer Staples Distribution & Retail — 0.4%
Andersons, Inc. (The) 600 29,916
Chefs' Warehouse, Inc. (The)* 672 18,077
PriceSmart , Inc. 491 33,088
SpartanNash Co. 662 14,677
United Natural Foods, Inc.* 1,116 16,238
111,996
Containers & Packaging — 0.2%
Myers Industries, Inc. 701 12,352
O-I Glass, Inc.* 2,953 43,586
55,938
Diversified Consumer Services — 0.8%
Adtalem Global Education, Inc.* 791 45,063

See accompanying notes to the financial statements.
ULTRA SMALLCAP600 :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
100
SAA
::
Investments Shares Value
Common Stocks (continued)
Frontdoor , Inc.* 1,530 $ 52,525
Mister Car Wash, Inc.* 1,726 12,565
Perdoceo Education Corp. 1,249 21,758
Strategic Education, Inc. 419 37,278
Stride, Inc.* 770 46,647
215,836
Diversified REITs — 0.6%
Alexander & Baldwin, Inc., REIT 1,383 23,165
American Assets Trust, Inc.,
REIT 925 18,630
Armada Hoffler Properties, Inc.,
REIT 1,294 14,208
Essential Properties Realty
Trust, Inc., REIT 2,971 70,561
Global Net Lease, Inc., REIT 3,700 32,486
159,050
Diversified Telecommunication Services — 0.4%
ATN International, Inc. 202 6,149
Cogent Communications
Holdings, Inc. 828 52,876
Consolidated Communications
Holdings, Inc.* 1,421 6,110
Lumen Technologies, Inc.*(b) 19,193 25,143
Shenandoah
Telecommunications Co. 957 21,312
111,590
Electric Utilities — 0.2%
Otter Tail Corp. 794 60,590
Electrical Equipment — 0.4%
Encore Wire Corp. 320 58,976
Powell Industries, Inc. 174 14,470
SunPower Corp.*(b) 1,635 6,785
Vicor Corp.* 427 15,615
95,846
Electronic Equipment, Instruments & Components — 3.1%
Advanced Energy Industries,
Inc. 717 68,151
Arlo Technologies, Inc.* 1,791 16,280
Badger Meter, Inc. 558 82,232
Benchmark Electronics, Inc. 679 16,941
CTS Corp. 597 23,134
ePlus , Inc.* 513 32,565
Fabrinet* 691 111,873
Insight Enterprises, Inc.* 576 87,218
Itron , Inc.* 866 58,351
Knowles Corp.* 1,735 27,534
Methode Electronics, Inc. 686 16,279
OSI Systems, Inc.* 293 36,124
PC Connection, Inc. 215 12,820
Plexus Corp.* 523 53,289
Rogers Corp.* 319 41,279
Sanmina Corp.* 1,090 54,620
ScanSource, Inc.* 474 15,846
Investments Shares Value
Common Stocks (continued)
TTM Technologies, Inc.* 1,978 $ 29,690
784,226
Energy Equipment & Services — 1.6%
Archrock , Inc. 2,622 37,993
Bristow Group, Inc., Class
a
A * 456 11,742
Core Laboratories, Inc. 889 15,744
Dril -Quip, Inc.* 651 14,465
Helix Energy Solutions Group,
Inc.* 2,699 25,155
Helmerich & Payne, Inc. 1,893 68,584
Liberty Energy, Inc., Class
a
A 2,952 58,597
Nabors Industries Ltd.* 171 14,846
Oceaneering International, Inc.* 1,919 39,647
Oil States International, Inc.* 1,217 8,385
Patterson-UTI Energy, Inc. 6,103 71,466
ProPetro Holding Corp.* 1,653 15,059
RPC, Inc. 1,621 11,752
US Silica Holdings, Inc.* 1,468 16,559
409,994
Entertainment — 0.4%
Cinemark Holdings, Inc.* 2,061 29,369
Madison Square Garden Sports
Corp.* 317 53,633
Marcus Corp. (The) 469 6,524
89,526
Financial Services — 1.6%
EVERTEC, Inc. 1,231 45,510
Jackson Financial, Inc., Class
a
A 1,388 66,249
Mr Cooper Group, Inc.* 1,273 77,042
NCR Atleos Corp.* 1,274 28,296
NMI Holdings, Inc., Class
a
A * 1,567 43,092
Payoneer Global, Inc.* 4,924 25,506
Radian Group, Inc. 2,998 77,079
Walker & Dunlop, Inc. 635 53,353
416,127
Food Products — 1.1%
B&G Foods, Inc. 1,377 12,723
Calavo Growers, Inc. 339 7,353
Cal-Maine Foods, Inc. 774 37,090
Fresh Del Monte Produce, Inc. 641 14,615
Hain Celestial Group, Inc. (The)* 1,703 18,001
J & J Snack Foods Corp. 294 48,378
John B Sanfilippo & Son, Inc. 171 15,739
Simply Good Foods Co. (The)* 1,725 66,826
Tootsie Roll Industries, Inc. 332 10,986
TreeHouse Foods, Inc.* 977 39,774
WK Kellogg Co. 1,255 14,056
285,541
Gas Utilities — 0.3%
Chesapeake Utilities Corp. 412 39,387
Northwest Natural Holding Co. 687 25,158
64,545

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA SMALLCAP600
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
101
SAA
::
Investments Shares Value
Common Stocks (continued)
Ground Transportation — 0.5%
ArcBest Corp. 457 $ 54,470
Heartland Express, Inc. 873 11,716
Marten Transport Ltd. 1,099 20,716
RXO, Inc.* 2,227 46,678
133,580
Health Care Equipment & Supplies — 2.0%
Artivion , Inc.* 742 13,163
Avanos Medical, Inc.* 893 19,244
CONMED Corp. 585 62,753
Embecta Corp. 1,091 20,009
Glaukos Corp.* 926 59,162
ICU Medical, Inc.* 386 33,875
Integer Holdings Corp.* 634 55,298
LeMaitre Vascular, Inc. 377 19,868
Merit Medical Systems, Inc.* 1,097 78,501
Omnicell, Inc.* 861 28,723
OraSure Technologies, Inc.* 1,398 10,233
Orthofix Medical, Inc.* 699 7,724
STAAR Surgical Co.* 923 28,945
Tandem Diabetes Care, Inc.* 1,239 25,078
UFP Technologies, Inc.* 134 22,306
Varex Imaging Corp.* 769 14,496
499,378
Health Care Providers & Services — 2.4%
AdaptHealth Corp., Class
a
A * 1,555 13,186
Addus HomeCare Corp.* 309 26,945
Agiliti , Inc.* 668 5,384
AMN Healthcare Services, Inc.* 723 49,019
Apollo Medical Holdings, Inc.* 801 26,617
Community Health Systems,
Inc.* 2,422 6,225
CorVel Corp.* 173 36,133
Cross Country Healthcare, Inc.* 641 12,993
Enhabit , Inc.* 954 10,170
Ensign Group, Inc. (The) 1,070 114,565
Fulgent Genetics, Inc.* 387 10,673
ModivCare , Inc.* 235 8,874
NeoGenomics , Inc.* 2,429 44,135
Owens & Minor, Inc.* 1,457 28,965
Pediatrix Medical Group, Inc.* 1,576 13,207
Premier, Inc., Class
a
A 2,267 46,677
Privia Health Group, Inc.* 1,944 40,163
RadNet , Inc.* 1,149 38,181
Select Medical Holdings Corp. 1,985 44,861
US Physical Therapy, Inc. 285 24,234
601,207
Health Care REITs — 0.4%
CareTrust REIT, Inc., REIT 1,894 43,713
Community Healthcare Trust,
Inc., REIT 470 12,737
LTC Properties, Inc., REIT 788 25,705
Universal Health Realty Income
Trust, REIT 242 9,649
91,804
Investments Shares Value
Common Stocks (continued)
Health Care Technology — 0.4%
Certara, Inc.* 2,038 $ 29,368
HealthStream, Inc. 462 11,550
Schrodinger, Inc.* 1,039 32,302
Simulations Plus, Inc. 304 11,917
Veradigm , Inc.* 2,080 23,878
109,015
Hotel & Resort REITs — 0.9%
Apple Hospitality REIT, Inc.,
REIT 4,052 67,547
Chatham Lodging Trust, REIT 930 9,216
DiamondRock Hospitality Co.,
REIT 3,992 33,213
Pebblebrook Hotel Trust, REIT 2,294 29,249
Service Properties Trust, REIT 3,151 22,530
Summit Hotel Properties, Inc.,
REIT 2,048 12,820
Sunstone Hotel Investors, Inc.,
REIT 3,945 38,977
Xenia Hotels & Resorts, Inc.,
REIT 2,042 24,933
238,485
Hotels, Restaurants & Leisure — 1.5%
BJ's Restaurants, Inc.* 449 13,439
Bloomin' Brands, Inc. 1,658 38,698
Brinker International, Inc.* 843 30,356
Cheesecake Factory, Inc. (The) 898 28,152
Chuy's Holdings, Inc.* 343 12,074
Cracker Barrel Old Country
Store, Inc.(b) 422 28,329
Dave & Buster's Entertainment,
Inc.* 654 26,840
Dine Brands Global, Inc. 296 12,867
Golden Entertainment, Inc. 412 14,684
Jack in the Box, Inc. 383 27,691
Monarch Casino & Resort, Inc. 255 16,034
Papa John's International, Inc. 623 40,644
Sabre Corp.* 6,328 22,338
Shake Shack, Inc., Class
a
A * 714 43,240
Six Flags Entertainment Corp.* 1,364 33,964
389,350
Household Durables — 2.5%
Cavco Industries, Inc.* 154 43,548
Century Communities, Inc. 543 39,172
Ethan Allen Interiors, Inc. 435 11,676
Green Brick Partners, Inc.* 484 22,966
Installed Building Products, Inc. 449 67,579
iRobot Corp.* 525 18,958
La-Z-Boy, Inc. 824 28,997
LGI Homes, Inc.* 390 46,047
M/I Homes, Inc.* 529 55,815
MDC Holdings, Inc. 1,136 50,279
Meritage Homes Corp. 700 98,910
Newell Brands, Inc. 7,256 55,363
Sonos, Inc.* 2,442 36,874

See accompanying notes to the financial statements.
ULTRA SMALLCAP600 :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
102
SAA
::
Investments Shares Value
Common Stocks (continued)
Tri Pointe Homes, Inc.* 1,885 $ 55,004
631,188
Household Products — 0.5%
Central Garden & Pet Co.* 181 7,345
Central Garden & Pet Co.,
Class
a
A * 781 28,335
Energizer Holdings, Inc. 1,266 39,043
WD-40 Co. 258 62,405
137,128
Independent Power and Renewable Electricity Producers — 0.2%
Clearway Energy, Inc., Class
a
A 659 15,598
Clearway Energy, Inc., Class
a
C 1,569 39,178
54,776
Industrial REITs — 0.4%
Innovative Industrial Properties,
Inc., REIT 534 43,607
LXP Industrial Trust, REIT 5,572 48,922
92,529
Insurance — 2.1%
Ambac Financial Group, Inc.* 863 12,729
American Equity Investment Life
Holding Co.* 1,178 64,978
AMERISAFE, Inc. 365 17,578
Assured Guaranty Ltd. 1,060 71,985
Employers Holdings, Inc. 496 19,002
Genworth Financial, Inc.,
Class
a
A * 8,818 51,938
Goosehead Insurance, Inc.,
Class
a
A * 455 33,342
HCI Group, Inc. 115 9,749
Horace Mann Educators Corp. 778 26,032
James River Group Holdings
Ltd. 716 6,430
Lincoln National Corp. 3,230 76,809
Mercury General Corp. 506 18,849
Palomar Holdings, Inc.* 471 27,558
ProAssurance Corp. 991 12,259
Safety Insurance Group, Inc. 282 21,694
SiriusPoint Ltd.* 1,685 17,996
Stewart Information Services
Corp. 521 24,617
Trupanion , Inc.* 677 17,412
United Fire Group, Inc. 404 8,440
539,397
Interactive Media & Services — 0.7%
Cargurus , Inc., Class
a
A * 1,652 35,716
Cars.com, Inc.* 1,177 21,916
QuinStreet , Inc.* 979 12,228
Shutterstock, Inc. 460 20,198
TripAdvisor, Inc.* 2,050 36,551
Yelp, Inc., Class
a
A * 1,308 57,173
183,782
IT Services — 0.5%
DXC Technology Co.* 3,907 90,369
Investments Shares Value
Common Stocks (continued)
Perficient, Inc.* 663 $ 41,026
131,395
Leisure Products — 0.2%
Sturm Ruger & Co., Inc. 337 14,814
Vista Outdoor, Inc.* 1,104 31,144
45,958
Life Sciences Tools & Services — 0.3%
BioLife Solutions, Inc.* 654 8,090
Cytek Biosciences, Inc.* 1,895 13,151
Fortrea Holdings, Inc.* 1,687 49,665
Mesa Laboratories, Inc. 97 8,281
79,187
Machinery — 3.6%
3D Systems Corp.* 2,542 13,574
Alamo Group, Inc. 197 36,189
Albany International Corp.,
Class
a
A 594 50,977
Astec Industries, Inc. 433 13,462
Barnes Group, Inc. 964 25,430
Enerpac Tool Group Corp.,
Class
a
A 1,068 29,156
Enpro Industries, Inc. 398 51,115
ESCO Technologies, Inc. 491 51,545
Federal Signal Corp. 1,161 80,039
Franklin Electric Co., Inc. 758 67,462
Greenbrier Cos., Inc. (The) 588 22,174
Hillenbrand, Inc. 1,331 51,563
John Bean Technologies Corp. 606 62,600
Kennametal, Inc. 1,518 35,385
Lindsay Corp. 210 25,055
Mueller Industries, Inc. 2,162 89,788
Proto Labs, Inc.* 497 17,991
SPX Technologies, Inc.* 868 74,049
Standex International Corp. 226 30,243
Tennant Co. 354 30,310
Titan International, Inc.* 979 12,796
Trinity Industries, Inc. 1,559 38,913
Wabash National Corp. 895 19,618
929,434
Marine Transportation — 0.3%
Matson, Inc. 672 64,357
Media — 0.4%
AMC Networks, Inc., Class
a
A * 579 8,824
DISH Network Corp., Class
a
A * 4,725 17,294
EW Scripps Co. (The), Class
a
A * 1,119 7,732
John Wiley & Sons, Inc., Class
a
A 810 24,470
Scholastic Corp. 531 20,173
TechTarget, Inc.* 482 14,267
Thryv Holdings, Inc.* 580 10,318
103,078
Metals & Mining — 1.9%
Alpha Metallurgical Resources,
Inc. 232 65,090

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA SMALLCAP600
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
103
SAA
::
Investments Shares Value
Common Stocks (continued)
ATI, Inc.* 2,448 $ 107,590
Carpenter Technology Corp. 924 65,428
Century Aluminum Co.* 985 7,742
Compass Minerals International,
Inc. 642 15,588
Haynes International, Inc. 242 11,877
Kaiser Aluminum Corp. 305 17,836
Materion Corp. 393 44,452
Olympic Steel, Inc. 187 10,571
SunCoke Energy, Inc. 1,595 14,850
TimkenSteel Corp.* 736 14,956
Warrior Met Coal, Inc. 990 55,410
Worthington Industries, Inc. 580 41,586
472,976
Mortgage Real Estate Investment Trusts (REITs) — 1.5%
Apollo Commercial Real Estate
Finance, Inc. 2,476 26,691
Arbor Realty Trust, Inc.(b) 3,551 44,316
ARMOUR Residential REIT, Inc.
(b) 869 15,294
Blackstone Mortgage Trust, Inc.,
Class
a
A (b) 3,281 72,773
Ellington Financial, Inc.(b) 1,295 16,835
Franklin BSP Realty Trust, Inc. 1,565 20,470
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 2,040 49,388
Invesco Mortgage Capital, Inc.
(b) 849 6,801
KKR Real Estate Finance Trust,
Inc. 1,105 13,879
New York Mortgage Trust, Inc. 1,737 15,268
PennyMac Mortgage Investment
Trust 1,652 23,194
Ready Capital Corp. 3,008 30,742
Redwood Trust, Inc. 2,174 15,457
Two Harbors Investment Corp. 1,831 25,378
376,486
Multi-Utilities — 0.3%
Avista Corp. 1,457 49,465
Unitil Corp. 306 14,835
64,300
Office REITs — 0.8%
Brandywine Realty Trust, REIT 3,277 14,616
Douglas Emmett, Inc., REIT 3,175 38,799
Easterly Government Properties,
Inc., Class
a
A , REIT 1,779 20,743
Highwoods Properties, Inc.,
REIT 2,012 38,127
Hudson Pacific Properties, Inc.,
REIT 2,415 14,176
JBG SMITH Properties, REIT 1,792 24,586
SL Green Realty Corp., REIT(b) 1,226 44,835
195,882
Oil, Gas & Consumable Fuels — 2.0%
California Resources Corp. 1,234 63,193
Callon Petroleum Co.* 1,064 33,271
Investments Shares Value
Common Stocks (continued)
Comstock Resources, Inc. 1,750 $ 17,273
CONSOL Energy, Inc. 548 58,455
CVR Energy, Inc. 555 17,632
Dorian LPG Ltd. 646 27,365
Green Plains, Inc.* 1,133 28,189
Northern Oil and Gas, Inc. 1,724 64,512
Par Pacific Holdings, Inc.* 1,070 36,669
REX American Resources Corp.* 288 14,118
SM Energy Co. 2,260 84,637
Talos Energy, Inc.* 1,913 26,629
Vital Energy, Inc.* 319 14,304
World Kinect Corp. 1,146 24,112
510,359
Paper & Forest Products — 0.2%
Clearwater Paper Corp.* 318 11,152
Mercer International, Inc. 836 8,009
Sylvamo Corp. 678 34,090
53,251
Passenger Airlines — 0.4%
Allegiant Travel Co. 288 19,725
JetBlue Airways Corp.* 6,345 28,045
SkyWest, Inc.* 801 37,872
Sun Country Airlines Holdings,
Inc.* 768 11,658
97,300
Personal Care Products — 0.9%
Edgewell Personal Care Co. 968 33,696
elf Beauty, Inc.* 1,037 122,459
Inter Parfums, Inc. 341 42,680
Medifast , Inc. 207 13,741
Nu Skin Enterprises, Inc.,
Class
a
A 951 16,186
USANA Health Sciences, Inc.* 213 10,066
238,828
Pharmaceuticals — 1.3%
Amphastar Pharmaceuticals,
Inc.* 726 40,888
ANI Pharmaceuticals, Inc.* 305 15,192
Collegium Pharmaceutical, Inc.* 661 16,942
Corcept Therapeutics, Inc.* 1,718 43,758
Harmony Biosciences Holdings,
Inc.* 640 18,598
Innoviva , Inc.* 1,091 15,110
Ligand Pharmaceuticals, Inc.* 311 18,134
Organon & Co. 4,866 55,083
Pacira BioSciences , Inc.* 884 24,116
Phibro Animal Health Corp.,
Class
a
A 387 3,711
Prestige Consumer Healthcare,
Inc.* 943 54,081
Supernus Pharmaceuticals, Inc.* 1,040 28,340
333,953
Professional Services — 0.9%
CSG Systems International, Inc. 579 28,481
Forrester Research, Inc.* 219 5,295

See accompanying notes to the financial statements.
ULTRA SMALLCAP600 :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
104
SAA
::
Investments Shares Value
Common Stocks (continued)
Heidrick & Struggles
International, Inc. 381 $ 10,356
Kelly Services, Inc., Class
a
A 611 12,703
Korn Ferry 1,020 52,775
NV5 Global, Inc.* 242 23,542
Resources Connection, Inc. 609 8,282
TrueBlue, Inc.* 590 8,225
TTEC Holdings, Inc. 361 6,758
Verra Mobility Corp., Class
a
A * 3,231 64,878
221,295
Real Estate Management & Development — 0.5%
Anywhere Real Estate, Inc.* 2,104 11,319
Cushman & Wakefield plc* 3,201 26,280
eXp World Holdings, Inc. 1,462 17,705
Kennedy-Wilson Holdings, Inc. 2,256 25,606
Marcus & Millichap, Inc. 454 15,622
St Joe Co. (The) 678 34,870
131,402
Residential REITs — 0.3%
Centerspace , REIT 285 15,202
Elme Communities, REIT 1,672 21,970
NexPoint Residential Trust, Inc.,
REIT 435 13,246
Veris Residential, Inc., REIT 1,525 22,097
72,515
Retail REITs — 1.5%
Acadia Realty Trust, REIT 1,812 27,398
Getty Realty Corp., REIT 875 25,751
Macerich Co. (The), REIT 4,099 47,016
Phillips Edison & Co., Inc., REIT 2,235 78,761
Retail Opportunity Investments
Corp., REIT 2,399 30,875
RPT Realty, REIT 1,520 17,662
Saul Centers, Inc., REIT 246 9,090
SITE Centers Corp., REIT 3,427 45,202
Tanger , Inc., REIT 2,003 49,995
Urban Edge Properties, REIT 2,240 37,520
Whitestone REIT, REIT 896 9,820
379,090
Semiconductors & Semiconductor Equipment — 2.5%
Alpha & Omega Semiconductor
Ltd.* 427 9,133
Axcelis Technologies, Inc.* 625 77,675
CEVA, Inc.* 450 9,792
Cohu , Inc.* 906 28,747
Diodes, Inc.* 871 57,852
FormFactor , Inc.* 1,479 55,581
Ichor Holdings Ltd.* 557 14,554
Kulicke & Soffa Industries, Inc. 1,075 55,384
MaxLinear , Inc., Class
a
A * 1,404 26,297
PDF Solutions, Inc.* 581 17,424
Photronics , Inc.* 1,190 25,145
Rambus, Inc.* 2,078 140,618
Semtech Corp.* 1,218 19,939
SiTime Corp.* 326 36,056
SMART Global Holdings, Inc.* 953 15,877
Investments Shares Value
Common Stocks (continued)
Ultra Clean Holdings, Inc.* 851 $ 23,096
Veeco Instruments, Inc.* 1,073 30,613
643,783
Software — 2.4%
A10 Networks, Inc. 1,326 16,562
ACI Worldwide, Inc.* 2,068 55,298
Adeia , Inc. 2,033 18,683
Agilysys , Inc.* 386 33,231
Alarm.com Holdings, Inc.* 950 51,756
Cerence , Inc.* 768 13,279
Consensus Cloud Solutions,
Inc.* 348 6,410
Digital Turbine, Inc.* 1,723 8,012
DoubleVerify Holdings, Inc.* 2,614 86,785
Envestnet, Inc.* 945 35,938
InterDigital , Inc. 503 50,260
LiveRamp Holdings, Inc.* 1,260 41,782
N-able, Inc.* 1,321 15,733
OneSpan , Inc.* 685 6,871
Progress Software Corp. 826 44,488
SPS Commerce, Inc.* 698 120,251
Xperi , Inc.* 824 8,504
613,843
Specialized REITs — 0.5%
Four Corners Property Trust,
Inc., REIT 1,724 39,634
Outfront Media, Inc., REIT 2,765 33,816
Safehold, Inc., REIT 852 16,776
Uniti Group, Inc., REIT(b) 4,545 25,134
115,360
Specialty Retail — 3.7%
Abercrombie & Fitch Co.,
Class
a
A * 953 72,323
Academy Sports & Outdoors,
Inc. 1,456 74,067
Advance Auto Parts, Inc. 1,132 57,494
American Eagle Outfitters, Inc. 3,534 67,252
America's Car-Mart, Inc.* 114 9,105
Asbury Automotive Group, Inc.* 392 82,249
Boot Barn Holdings, Inc.* 571 41,843
Buckle, Inc. (The) 567 21,863
Caleres, Inc. 649 19,704
Chico's FAS, Inc.* 2,351 17,727
Designer Brands, Inc.,
Class
a
A (b) 938 10,918
Foot Locker, Inc. 1,556 41,903
Group 1 Automotive, Inc. 268 75,603
Guess?, Inc. 520 11,450
Haverty Furniture Cos., Inc. 256 8,023
Hibbett, Inc. 243 15,200
Leslie's, Inc.* 3,504 17,275
MarineMax , Inc.* 380 11,335
Monro , Inc. 598 17,294
National Vision Holdings, Inc.* 1,488 27,454
ODP Corp. (The)* 645 29,380
Sally Beauty Holdings, Inc.* 2,052 19,843
Shoe Carnival, Inc. 344 8,356

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRA SMALLCAP600
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
105
SAA
::
Investments Shares Value
Common Stocks (continued)
Signet Jewelers Ltd. 865 $ 71,086
Sleep Number Corp.* 402 4,076
Sonic Automotive, Inc., Class
a
A 303 15,535
Upbound Group, Inc. 874 25,433
Urban Outfitters, Inc.* 1,077 38,449
Victoria's Secret & Co.* 1,469 39,590
951,830
Technology Hardware, Storage & Peripherals — 0.2%
Corsair Gaming, Inc.* 822 10,612
Xerox Holdings Corp. 2,154 30,134
40,746
Textiles, Apparel & Luxury Goods — 0.8%
G-III Apparel Group Ltd.* 773 22,239
Hanesbrands, Inc.* 6,662 24,250
Kontoor Brands, Inc. 951 52,276
Movado Group, Inc. 297 7,767
Oxford Industries, Inc. 281 25,411
Steven Madden Ltd. 1,348 51,116
Wolverine World Wide, Inc. 1,514 12,975
196,034
Tobacco — 0.2%
Universal Corp. 469 26,386
Vector Group Ltd. 2,524 27,032
53,418
Trading Companies & Distributors — 1.1%
Applied Industrial Technologies,
Inc. 736 117,811
Boise Cascade Co. 754 82,412
DXP Enterprises, Inc.* 261 7,642
GMS, Inc.* 776 52,489
NOW, Inc.* 2,032 20,259
280,613
Water Utilities — 0.7%
American States Water Co. 704 56,250
California Water Service Group 1,099 55,576
Middlesex Water Co. 338 21,598
SJW Group 550 36,102
169,526
Wireless Telecommunication Services — 0.2%
Gogo, Inc.* 1,176 11,795
Telephone and Data Systems,
Inc. 1,864 36,721
48,516
Total Common Stocks
(Cost $20,356,117)
19,202,162
Securities Lending Reinvestments (c) — 0.9%
Investment Companies — 0.9%
Invesco Government & Agency Portfolio,
Institutional Class 5.28% (d)
(Cost $228,790) 228,790 228,790
Investments
Principal
Amount Value
Short-Term Investments — 19.9%
Repurchase Agreements (e) — 19.9%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $5,063,550
(Cost $5,062,807) $ 5,062,807 $ 5,062,807
Total Investments — 96.2%
(Cost $25,647,714) 24,493,759
Other assets less liabilities — 3.8% 970,604
Net Assets — 100.0% $ 25,464,363
* Non-income producing security.
(a) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b) The security or a portion of this security is on loan at November
30, 2023. The total value of securities on loan at November 30,
2023 was $289,303, collateralized in the form of cash with a value of $228,790 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Portfolio Investments and $72,243 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 5.25%, and maturity dates ranging from January
15, 2024 – February 15, 2051. The total value of collateral is
$301,033.
(c) The security was purchased with cash collateral held from securities on loan at November 30, 2023. The total value of
securities purchased was $228,790.
(d) Rate shown is the 7-day yield as of November 30, 2023.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 2,824,051
Aggregate gross unrealized depreciation (6,189,294)
Net unrealized depreciation $ (3,365,243)
Federal income tax cost $ 25,687,628

See accompanying notes to the financial statements.
ULTRA SMALLCAP600 :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
106
SAA
::
Swap Agreements
a
Ultra SmallCap600 had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Depreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
4,237,789 2/11/2025
Bank of
America NA 5.88% S&P SmallCap 600
®
(185,609) — 185,609 —
5,732,722 3/6/2024 Citibank NA 5.68% S&P SmallCap 600
®
(441,822) — 441,822 —
7,269,799 3/6/2024
Morgan
Stanley & Co.
International plc 5.93% S&P SmallCap 600
®
(371,231) — 371,231 —
6,449,166 4/8/2024
Societe
Generale 5.98% S&P SmallCap 600
®
(391,095) — 391,095 —
8,041,263 11/7/2024 UBS AG 5.63% S&P SmallCap 600
®
(781,617) — 781,617 —
31,730,739 (2,171,374)
Total Unrealized
Depreciation
(2,171,374)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRAPRO MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
107
UMDD
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks (a) — 66.2%
Aerospace & Defense — 0.8%
BWX Technologies, Inc. 652 $ 50,875
Curtiss-Wright Corp. 273 58,395
Hexcel Corp. 602 41,725
Woodward, Inc. 431 58,262
209,257
Air Freight & Logistics — 0.2%
GXO Logistics, Inc.* 848 47,708
Automobile Components — 1.0%
Adient plc* 668 21,510
Autoliv, Inc. 542 56,162
Fox Factory Holding Corp.* 302 18,878
Gentex Corp. 1,665 50,633
Goodyear Tire & Rubber Co.
(The)* 2,022 28,085
Lear Corp. 419 56,041
Visteon Corp.* 201 23,853
255,162
Automobiles — 0.3%
Harley-Davidson, Inc. 919 27,561
Thor Industries, Inc. 380 37,646
65,207
Banks — 3.6%
Associated Banc-Corp. 1,076 19,088
Bank OZK 750 31,395
Cadence Bank 1,302 32,615
Columbia Banking System, Inc. 1,487 33,353
Commerce Bancshares, Inc. 809 40,911
Cullen/Frost Bankers, Inc. 457 44,919
East West Bancorp, Inc. 1,009 63,486
First Financial Bankshares , Inc.
(b) 916 24,045
First Horizon Corp. 3,984 50,955
FNB Corp. 2,559 30,682
Glacier Bancorp, Inc. 791 26,601
Hancock Whitney Corp. 614 25,328
Home BancShares , Inc. 1,344 29,810
International Bancshares Corp. 381 17,096
New York Community Bancorp,
Inc. 5,152 48,480
Old National Bancorp 2,087 31,076
Pinnacle Financial Partners, Inc. 547 39,696
Prosperity Bancshares, Inc. 668 40,287
SouthState Corp. 542 40,135
Synovus Financial Corp. 1,042 32,083
Texas Capital Bancshares, Inc.* 342 18,769
UMB Financial Corp. 311 22,286
United Bankshares , Inc. 962 31,852
Valley National Bancorp 3,041 27,673
Webster Financial Corp. 1,236 55,435
Wintrust Financial Corp. 437 37,438
895,494
Investments Shares Value
Common Stocks (a) (continued)
Beverages — 0.4%
Boston Beer Co., Inc. (The),
Class
a
A * 67 $ 23,769
Celsius Holdings, Inc.* 1,053 52,134
Coca-Cola Consolidated, Inc. 33 24,239
100,142
Biotechnology — 1.1%
Arrowhead Pharmaceuticals,
Inc.* 764 16,197
Exelixis , Inc.* 2,270 49,509
Halozyme Therapeutics, Inc.* 941 36,332
Neurocrine Biosciences, Inc.* 696 81,146
United Therapeutics Corp.* 335 80,400
263,584
Broadline Retail — 0.3%
Macy's, Inc. 1,944 30,832
Nordstrom, Inc.(b) 691 10,793
Ollie's Bargain Outlet Holdings,
Inc.* 441 32,312
73,937
Building Products — 2.7%
Advanced Drainage Systems,
Inc. 494 59,828
Builders FirstSource , Inc.* 892 119,626
Carlisle Cos., Inc. 356 99,826
Fortune Brands Innovations, Inc. 905 61,929
Lennox International, Inc. 228 92,719
Owens Corning 641 86,907
Simpson Manufacturing Co.,
Inc. 304 50,759
Trex Co., Inc.* 774 54,389
UFP Industries, Inc. 441 48,347
674,330
Capital Markets — 1.6%
Affiliated Managers Group, Inc. 250 33,887
Carlyle Group, Inc. (The) 1,540 52,791
Evercore, Inc., Class
a
A 249 36,740
Federated Hermes, Inc., Class
a
B 630 20,047
Interactive Brokers Group, Inc.,
Class
a
A 763 59,392
Janus Henderson Group plc 945 24,750
Jefferies Financial Group, Inc. 1,260 44,654
Morningstar, Inc. 186 52,705
SEI Investments Co. 717 42,066
Stifel Financial Corp. 745 45,460
412,492
Chemicals — 1.5%
Ashland, Inc. 365 29,171
Avient Corp. 650 22,327
Axalta Coating Systems Ltd.* 1,581 49,754
Cabot Corp. 399 30,284
Chemours Co. (The) 1,056 28,966
NewMarket Corp. 49 25,995

See accompanying notes to the financial statements.
ULTRAPRO MIDCAP400 :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
108
UMDD
::
Investments Shares Value
Common Stocks (a) (continued)
Olin Corp. 897 $ 42,285
RPM International, Inc. 920 94,696
Scotts Miracle-Gro Co. (The) 296 16,475
Westlake Corp. 228 29,273
369,226
Commercial Services & Supplies — 1.0%
Brink's Co. (The) 331 26,116
Clean Harbors, Inc.* 359 58,036
MSA Safety, Inc. 263 45,799
Stericycle, Inc.* 660 31,000
Tetra Tech, Inc. 380 60,097
Vestis Corp.* 931 17,046
238,094
Communications Equipment — 0.3%
Calix, Inc.* 421 16,246
Ciena Corp.* 1,066 48,876
Lumentum Holdings, Inc.*(b) 490 20,972
86,094
Construction & Engineering — 1.1%
AECOM 989 87,883
EMCOR Group, Inc. 336 71,407
Fluor Corp.* 1,022 38,867
MasTec , Inc.* 431 26,136
MDU Resources Group, Inc. 1,452 27,791
Valmont Industries, Inc. 150 32,935
285,019
Construction Materials — 0.3%
Eagle Materials, Inc. 253 45,806
Knife River Corp.* 403 24,051
69,857
Consumer Finance — 0.4%
Ally Financial, Inc. 1,936 56,570
FirstCash Holdings, Inc. 264 29,568
SLM Corp. 1,612 24,228
110,366
Consumer Staples Distribution & Retail — 1.3%
BJ's Wholesale Club Holdings,
Inc.* 958 61,868
Casey's General Stores, Inc. 267 73,532
Grocery Outlet Holding Corp.* 704 19,860
Performance Food Group Co.* 1,114 72,466
Sprouts Farmers Market, Inc.* 727 31,319
US Foods Holding Corp.* 1,620 71,004
330,049
Containers & Packaging — 1.3%
AptarGroup, Inc. 468 59,384
Berry Global Group, Inc. 842 55,673
Crown Holdings, Inc. 860 73,969
Graphic Packaging Holding Co. 2,191 49,670
Greif, Inc., Class
a
A 182 12,722
Silgan Holdings, Inc. 596 24,865
Investments Shares Value
Common Stocks (a) (continued)
Sonoco Products Co. 699 $ 38,557
314,840
Diversified Consumer Services — 0.6%
Graham Holdings Co., Class
a
B 26 16,306
Grand Canyon Education, Inc.* 213 29,121
H&R Block, Inc. 1,086 49,326
Service Corp. International 1,076 65,927
160,680
Diversified REITs — 0.4%
WP Carey, Inc., REIT 1,526 94,978
Diversified Telecommunication Services — 0.3%
Frontier Communications
Parent, Inc.* 1,577 34,521
Iridium Communications, Inc. 892 33,985
68,506
Electric Utilities — 0.7%
ALLETE, Inc. 409 22,691
IDACORP, Inc. 361 34,837
OGE Energy Corp. 1,428 50,051
PNM Resources, Inc. 612 25,441
Portland General Electric Co. 721 29,604
162,624
Electrical Equipment — 1.0%
Acuity Brands, Inc. 222 39,796
EnerSys 293 25,925
nVent Electric plc 1,182 62,942
Regal Rexnord Corp. 473 56,665
Sensata Technologies Holding
plc 1,087 35,338
Sunrun, Inc.* 1,549 19,982
240,648
Electronic Equipment, Instruments & Components — 2.0%
Arrow Electronics, Inc.* 397 47,068
Avnet, Inc. 652 30,488
Belden, Inc. 302 20,065
Cognex Corp. 1,229 46,333
Coherent Corp.* 928 34,141
Crane NXT Co. 344 17,702
IPG Photonics Corp.* 213 20,397
Jabil, Inc. 933 107,594
Littelfuse , Inc. 178 41,439
Novanta , Inc.* 255 36,832
TD SYNNEX Corp. 370 36,497
Vishay Intertechnology , Inc. 905 20,118
Vontier Corp. 1,103 37,204
495,878
Energy Equipment & Services — 0.7%
ChampionX Corp. 1,402 41,107
NOV, Inc. 2,808 52,846
Valaris Ltd.* 454 31,144
Weatherford International plc* 514 46,615
171,712

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRAPRO MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
109
UMDD
::
Investments Shares Value
Common Stocks (a) (continued)
Entertainment — 0.1%
TKO Group Holdings, Inc.,
Class
a
A 426 $ 32,943
Financial Services — 1.0%
Essent Group Ltd. 763 36,883
Euronet Worldwide, Inc.* 336 29,306
MGIC Investment Corp. 2,013 35,409
Voya Financial, Inc. 754 53,919
Western Union Co. (The) 2,671 31,064
WEX, Inc.* 306 54,033
240,614
Food Products — 0.8%
Darling Ingredients, Inc.* 1,137 49,880
Flowers Foods, Inc. 1,371 28,531
Ingredion, Inc. 472 48,375
Lancaster Colony Corp. 145 24,055
Pilgrim's Pride Corp.* 287 7,336
Post Holdings, Inc.* 362 30,926
189,103
Gas Utilities — 0.7%
National Fuel Gas Co. 655 33,267
New Jersey Resources Corp. 696 29,371
ONE Gas, Inc. 395 22,764
Southwest Gas Holdings, Inc. 428 25,299
Spire, Inc. 375 22,879
UGI Corp. 1,494 32,853
166,433
Ground Transportation — 1.3%
Avis Budget Group, Inc.* 141 25,782
Hertz Global Holdings, Inc.* 954 7,956
Knight-Swift Transportation
Holdings, Inc. 1,150 61,847
Landstar System, Inc. 256 44,198
Ryder System, Inc. 325 34,820
Saia, Inc.* 189 73,784
Werner Enterprises, Inc. 452 18,085
XPO, Inc.* 827 71,354
337,826
Health Care Equipment & Supplies — 1.5%
Enovis Corp.* 354 17,510
Envista Holdings Corp.* 1,168 26,502
Globus Medical, Inc., Class
a
A * 837 37,598
Haemonetics Corp.* 362 29,275
Inari Medical, Inc.* 364 21,727
Integra LifeSciences Holdings
Corp.* 505 19,791
Lantheus Holdings, Inc.* 488 34,951
LivaNova plc* 384 17,222
Masimo Corp.* 316 29,628
Neogen Corp.* 1,403 23,809
Penumbra, Inc.* 274 60,853
QuidelOrtho Corp.* 352 24,193
Investments Shares Value
Common Stocks (a) (continued)
Shockwave Medical, Inc.* 262 $ 45,732
388,791
Health Care Providers & Services — 1.4%
Acadia Healthcare Co., Inc.* 657 47,955
Amedisys, Inc.* 233 21,804
Chemed Corp. 108 61,236
Encompass Health Corp. 715 46,597
HealthEquity, Inc.* 610 40,882
Option Care Health, Inc.* 1,283 38,169
Patterson Cos., Inc. 607 15,424
Progyny, Inc.* 592 20,341
R1 RCM, Inc.* 1,404 14,854
Tenet Healthcare Corp.* 724 49,963
357,225
Health Care REITs — 0.6%
Healthcare Realty Trust, Inc.,
Class
a
A , REIT 2,716 41,473
Medical Properties Trust, Inc.,
REIT(b) 4,267 20,695
Omega Healthcare Investors,
Inc., REIT 1,746 55,436
Physicians Realty Trust, REIT 1,700 19,856
Sabra Health Care REIT, Inc.,
REIT 1,649 24,075
161,535
Health Care Technology — 0.1%
Doximity , Inc., Class
a
A * 895 20,809
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.,
REIT 1,538 22,809
Hotels, Restaurants & Leisure — 2.4%
Aramark 1,862 52,155
Boyd Gaming Corp. 506 29,879
Choice Hotels International, Inc. 180 19,850
Churchill Downs, Inc. 486 56,264
Hilton Grand Vacations, Inc.* 518 17,747
Hyatt Hotels Corp., Class
a
A 327 37,527
Light & Wonder, Inc.* 650 57,473
Marriott Vacations Worldwide
Corp. 242 17,642
Penn Entertainment, Inc.* 1,077 26,451
Planet Fitness, Inc., Class
a
A * 603 40,968
Texas Roadhouse, Inc., Class
a
A 476 53,579
Travel + Leisure Co. 527 18,782
Vail Resorts, Inc. 275 59,760
Wendy's Co. (The) 1,209 22,669
Wingstop , Inc. 214 51,437
Wyndham Hotels & Resorts, Inc. 601 46,481
608,664
Household Durables — 1.1%
Helen of Troy Ltd.* 172 18,065
KB Home 554 28,864
Leggett & Platt, Inc. 950 21,727

See accompanying notes to the financial statements.
ULTRAPRO MIDCAP400 :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
110
UMDD
::
Investments Shares Value
Common Stocks (a) (continued)
Taylor Morrison Home Corp.,
Class
a
A * 781 $ 35,223
Tempur Sealy International, Inc. 1,228 49,513
Toll Brothers, Inc. 780 66,994
TopBuild Corp.* 226 66,846
287,232
Independent Power and Renewable Electricity Producers — 0.5%
Ormat Technologies, Inc. 382 25,716
Vistra Corp. 2,464 87,250
112,966
Industrial REITs — 0.9%
EastGroup Properties, Inc., REIT 324 56,295
First Industrial Realty Trust, Inc.,
REIT 943 44,368
Rexford Industrial Realty, Inc.,
REIT 1,472 72,452
STAG Industrial, Inc., REIT 1,281 45,924
219,039
Insurance — 3.1%
American Financial Group, Inc. 472 53,992
Brighthouse Financial, Inc.* 467 24,298
CNO Financial Group, Inc. 806 21,359
Erie Indemnity Co., Class
a
A 178 52,624
Fidelity National Financial, Inc. 1,844 82,685
First American Financial Corp. 735 43,806
Hanover Insurance Group, Inc.
(The) 255 31,697
Kemper Corp. 429 18,975
Kinsale Capital Group, Inc. 157 54,966
Old Republic International Corp. 1,888 55,337
Primerica, Inc. 255 53,425
Reinsurance Group of America,
Inc. 472 76,964
RenaissanceRe Holdings Ltd. 365 78,241
RLI Corp. 286 38,782
Selective Insurance Group, Inc. 432 43,930
Unum Group 1,311 56,373
787,454
Interactive Media & Services — 0.2%
Ziff Davis, Inc.* 331 21,125
ZoomInfo Technologies, Inc.,
Class
a
A * 2,176 31,269
52,394
IT Services — 0.5%
GoDaddy, Inc., Class
a
A * 1,047 104,763
Kyndryl Holdings, Inc.* 1,632 29,425
134,188
Leisure Products — 0.6%
Brunswick Corp. 498 39,277
Mattel, Inc.* 2,525 47,975
Polaris, Inc. 380 31,339
Topgolf Callaway Brands Corp.* 1,019 12,493
Investments Shares Value
Common Stocks (a) (continued)
YETI Holdings, Inc.* 619 $ 26,394
157,478
Life Sciences Tools & Services — 0.7%
Azenta , Inc.* 429 24,183
Bruker Corp. 702 45,693
Medpace Holdings, Inc.* 166 44,940
Repligen Corp.* 370 58,182
Sotera Health Co.* 705 9,623
182,621
Machinery — 3.1%
AGCO Corp. 443 50,294
Chart Industries, Inc.* 299 38,879
Crane Co. 348 36,777
Donaldson Co., Inc. 865 52,627
Esab Corp. 404 31,169
Flowserve Corp. 936 35,811
Graco, Inc. 1,205 97,340
ITT, Inc. 585 63,338
Lincoln Electric Holdings, Inc. 409 81,007
Middleby Corp. (The)* 382 48,220
Oshkosh Corp. 466 45,337
RBC Bearings, Inc.* 207 53,352
Terex Corp. 481 23,809
Timken Co. (The) 466 33,738
Toro Co. (The) 741 61,503
Watts Water Technologies, Inc.,
Class
a
A 195 37,539
790,740
Marine Transportation — 0.1%
Kirby Corp.* 424 32,542
Media — 0.5%
Cable One, Inc. 32 17,027
New York Times Co. (The),
Class
a
A 1,166 54,790
Nexstar Media Group, Inc.,
Class
a
A 238 33,779
TEGNA, Inc. 1,437 22,029
127,625
Metals & Mining — 1.5%
Alcoa Corp. 1,273 34,193
Cleveland-Cliffs, Inc.* 3,628 62,256
Commercial Metals Co. 833 37,760
MP Materials Corp.* 1,026 16,283
Reliance Steel & Aluminum Co. 418 115,059
Royal Gold, Inc. 468 57,002
United States Steel Corp. 1,590 57,081
379,634
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
Annaly Capital Management,
Inc. 3,523 63,656
Starwood Property Trust, Inc. 2,119 42,105
105,761

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRAPRO MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
111
UMDD
::
Investments Shares Value
Common Stocks (a) (continued)
Multi-Utilities — 0.2%
Black Hills Corp. 479 $ 24,711
Northwestern Energy Group,
Inc. 428 21,533
46,244
Office REITs — 0.4%
COPT Defense Properties, REIT 803 19,432
Cousins Properties, Inc., REIT 1,082 22,203
Kilroy Realty Corp., REIT 760 25,065
Vornado Realty Trust, REIT 1,141 26,859
93,559
Oil, Gas & Consumable Fuels — 2.9%
Antero Midstream Corp. 2,429 32,354
Antero Resources Corp.* 2,014 47,591
Chesapeake Energy Corp. 802 64,409
Chord Energy Corp. 296 47,993
Civitas Resources, Inc. 608 41,764
CNX Resources Corp.* 1,151 24,010
DT Midstream, Inc. 691 39,587
Equitrans Midstream Corp. 3,090 28,984
HF Sinclair Corp. 1,141 59,880
Matador Resources Co. 790 45,725
Murphy Oil Corp. 1,058 45,251
Ovintiv , Inc. 1,810 80,255
PBF Energy, Inc., Class
a
A 784 34,810
Permian Resources Corp.,
Class
a
A 2,620 34,427
Range Resources Corp. 1,721 55,932
Southwestern Energy Co.* 7,855 51,764
734,736
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. 458 27,933
Personal Care Products — 0.3%
BellRing Brands, Inc.* 937 49,567
Coty, Inc., Class
a
A * 2,554 29,116
78,683
Pharmaceuticals — 0.3%
Jazz Pharmaceuticals plc* 450 53,204
Perrigo Co. plc 966 29,424
82,628
Professional Services — 2.0%
ASGN, Inc.* 345 30,788
CACI International, Inc.,
Class
a
A * 163 52,315
Concentrix Corp. 308 28,949
ExlService Holdings, Inc.* 1,182 33,533
Exponent, Inc. 363 27,936
FTI Consulting, Inc.* 243 53,572
Genpact Ltd. 1,190 40,412
Insperity, Inc. 258 29,348
KBR, Inc. 962 49,707
ManpowerGroup, Inc. 354 26,270
Investments Shares Value
Common Stocks (a) (continued)
Maximus, Inc. 433 $ 36,151
Paylocity Holding Corp.* 307 48,098
Science Applications
International Corp. 383 44,968
502,047
Real Estate Management & Development — 0.2%
Jones Lang LaSalle, Inc.* 340 52,877
Residential REITs — 0.6%
Apartment Income REIT Corp.,
Class
a
A , REIT 1,064 33,111
Equity LifeStyle Properties, Inc.,
REIT 1,328 94,421
Independence Realty Trust, Inc.,
REIT 1,600 21,792
149,324
Retail REITs — 0.9%
Agree Realty Corp., REIT 687 40,677
Brixmor Property Group, Inc.,
REIT 2,144 46,139
Kite Realty Group Trust, REIT 1,564 33,032
NNN REIT, Inc., REIT 1,301 52,847
Spirit Realty Capital, Inc., REIT 1,008 41,630
214,325
Semiconductors & Semiconductor Equipment — 1.6%
Allegro MicroSystems , Inc.* 508 13,828
Amkor Technology, Inc. 736 20,733
Cirrus Logic, Inc.* 390 29,605
Lattice Semiconductor Corp.* 983 57,555
MACOM Technology Solutions
Holdings, Inc.* 385 32,332
MKS Instruments, Inc. 448 36,982
Onto Innovation, Inc.* 350 49,353
Power Integrations, Inc. 409 31,252
Silicon Laboratories, Inc.* 227 23,919
Synaptics , Inc.* 282 28,550
Universal Display Corp. 311 52,621
Wolfspeed , Inc.* 888 32,732
409,462
Software — 1.8%
Aspen Technology, Inc.* 202 38,028
Blackbaud, Inc.* 307 23,099
CommVault Systems, Inc.* 313 23,031
Dolby Laboratories, Inc.,
Class
a
A 425 36,605
Dropbox, Inc., Class
a
A * 1,839 51,823
Dynatrace, Inc.* 1,694 90,714
Manhattan Associates, Inc.* 440 98,142
NCR Voyix Corp.* 955 14,974
Qualys, Inc.* 262 48,428
Teradata Corp.* 712 33,642
458,486
Specialized REITs — 1.3%
CubeSmart , REIT 1,603 63,735

See accompanying notes to the financial statements.
ULTRAPRO MIDCAP400 :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
112
UMDD
::
Investments Shares Value
Common Stocks (a) (continued)
EPR Properties, REIT 537 $ 23,961
Gaming and Leisure Properties,
Inc., REIT 1,873 87,525
Lamar Advertising Co., Class
a
A ,
REIT 624 63,205
National Storage Affiliates Trust,
REIT 592 19,648
PotlatchDeltic Corp., REIT 570 26,129
Rayonier, Inc., REIT 973 29,852
314,055
Specialty Retail — 2.5%
AutoNation, Inc.* 192 25,972
Burlington Stores, Inc.* 463 78,520
Dick's Sporting Goods, Inc. 447 58,155
Five Below, Inc.* 397 74,819
Floor & Decor Holdings, Inc.,
Class
a
A * 759 69,608
GameStop Corp., Class
a
A *(b) 1,912 27,820
Gap, Inc. (The) 1,522 30,546
Lithia Motors, Inc., Class
a
A 197 52,597
Murphy USA, Inc. 139 51,367
Penske Automotive Group, Inc. 139 20,753
RH* 110 29,697
Valvoline, Inc. 989 33,863
Williams-Sonoma, Inc. 458 85,893
639,610
Technology Hardware, Storage & Peripherals — 0.4%
Super Micro Computer, Inc.* 326 89,151
Textiles, Apparel & Luxury Goods — 1.5%
Capri Holdings Ltd.* 828 40,108
Carter's, Inc. 266 18,139
Columbia Sportswear Co. 249 19,504
Crocs, Inc.* 440 46,468
Deckers Outdoor Corp.* 186 123,554
PVH Corp. 447 43,708
Skechers USA, Inc., Class
a
A * 958 56,436
Under Armour , Inc., Class
a
A * 1,346 10,957
Under Armour , Inc., Class
a
C * 1,426 10,923
369,797
Trading Companies & Distributors — 0.9%
Core & Main, Inc., Class
a
A * 867 30,371
GATX Corp. 252 27,468
MSC Industrial Direct Co., Inc.,
Class
a
A 338 32,928
Watsco , Inc. 239 91,353
WESCO International, Inc. 315 49,093
231,213
Investments Shares Value
Common Stocks (a) (continued)
Water Utilities — 0.2%
Essential Utilities, Inc. 1,735 $ 61,783
Total Common Stocks
(Cost $16,675,032)
16,648,223
Investments Shares Value
Common Stocks (a) (continued)
Securities Lending Reinvestments (c) — 0.1%
Investment Companies — 0.1%
Invesco Government & Agency Portfolio,
Institutional Class 5.28% (d)
(Cost $28,190) 28,190 $ 28,190
Principal
Amount
Short-Term Investments — 11.9%
Repurchase Agreements (e) — 11.9%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $3,005,207
(Cost $3,004,766) $ 3,004,766 3,004,766
Total Investments — 78.2%
(Cost $19,707,988) 19,681,179
Other assets less liabilities — 21.8% 5,497,980
Net Assets — 100.0% $ 25,179,159
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $445,607.
(b) The security or a portion of this security is on loan at November
30, 2023. The total value of securities on loan at November
30, 2023 was $46,875, collateralized in the form of cash
with a value of $28,190 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $24,154 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from
December 5, 2023 – November 15, 2053. The total value of
collateral is $52,344.
(c) The security was purchased with cash collateral held from securities on loan at November 30, 2023. The total value of
securities purchased was $28,190.
(d) Rate shown is the 7-day yield as of November 30, 2023.
(e) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 3,140,753
Aggregate gross unrealized depreciation (4,519,616)
Net unrealized depreciation $ (1,378,863)
Federal income tax cost $ 20,018,604

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRAPRO MIDCAP400
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
113
UMDD
::
Futures Contracts Purchased
UltraPro MidCap400 had the following open long futures contracts as of November 30, 2023:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P Midcap 400 E-Mini Index 8 12/15/2023 U.S. Dollar $ 2,054,080 $ 39,519
Swap Agreements
a
UltraPro MidCap400 had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
5,927,089 4/8/2024
Bank of
America NA 5.98% S&P MidCap 400
®
(255,745) — 255,745 —
11,818,288 4/8/2024
BNP Paribas
SA 5.78% S&P MidCap 400
®
(651,468) — 651,468 —
8,347,147 3/6/2025 Citibank NA 5.73% S&P MidCap 400
®
(160,733) — 160,733 —
7,915,218 11/7/2024
Goldman Sachs
International 5.83% S&P MidCap 400
®
(703,732) — 703,732 —
4,117,174 4/8/2024
Morgan
Stanley & Co.
International plc 5.88% S&P MidCap 400
®
587,368 (581,006) (6,362) —
9,800,719 4/8/2024
Societe
Generale 5.85% S&P MidCap 400
®
(304,558) — 304,558 —
8,870,125 4/8/2024 UBS AG 5.68% S&P MidCap 400
®
407,911 (330,044) — 77,867
56,795,760 (1,080,957)
Total Unrealized
Appreciation
995,279
Total Unrealized
Depreciation
(2,076,236)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
114
URTY
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks (a) — 65.0%
Aerospace & Defense — 0.7%
AAR Corp.* 2,782 $ 192,793
AeroVironment, Inc.* 2,099 288,843
AerSale Corp.* 2,065 28,807
Archer Aviation, Inc., Class
a
A*(b) 12,293 73,512
Astronics Corp.* 2,095 31,111
Cadre Holdings, Inc. 1,569 50,522
Ducommun, Inc.* 1,053 53,050
Eve Holding, Inc.*(b) 1,463 10,329
Kaman Corp. 2,268 45,972
Kratos Defense & Security
Solutions, Inc.* 10,100 192,405
Leonardo DRS, Inc.* 5,520 101,734
Moog, Inc., Class
a
A 2,287 320,203
National Presto Industries, Inc. 414 30,934
Park Aerospace Corp. 1,498 22,590
Parsons Corp.* 3,329 207,363
Redwire Corp.*(b) 631 1,615
Rocket Lab USA, Inc.* 22,473 98,432
Terran Orbital Corp.*(b) 4,743 3,842
Triumph Group, Inc.* 5,194 58,121
V2X, Inc.* 928 39,347
Virgin Galactic Holdings, Inc.*(b) 20,170 44,979
1,896,504
Air Freight & Logistics — 0.1%
Air Transport Services Group,
Inc.* 4,542 72,263
Forward Air Corp. 2,107 133,858
Hub Group, Inc., Class
a
A* 2,533 191,368
Radiant Logistics, Inc.* 2,938 17,657
415,146
Automobile Components — 0.9%
Adient plc* 7,706 248,133
American Axle & Manufacturing
Holdings, Inc.* 9,205 64,067
Atmus Filtration Technologies,
Inc.* 1,325 28,991
Cooper-Standard Holdings, Inc.* 1,361 24,144
Dana, Inc. 10,512 138,863
Dorman Products, Inc.* 2,122 152,869
Fox Factory Holding Corp.* 3,443 215,222
Gentherm, Inc.* 2,668 122,515
Goodyear Tire & Rubber Co.
(The)* 22,703 315,345
Holley, Inc.* 4,257 17,581
LCI Industries 1,994 216,369
Luminar Technologies, Inc.,
Class
a
A*(b) 21,978 54,945
Modine Manufacturing Co.* 4,149 204,131
Patrick Industries, Inc. 1,721 141,191
Solid Power, Inc.* 12,486 17,605
Standard Motor Products, Inc. 1,708 61,437
Stoneridge, Inc.* 2,130 34,080
Visteon Corp.* 2,268 269,144
XPEL, Inc.*(c) 1,822 83,265
2,409,897
Investments Shares Value
Common Stocks (a) (continued)
Automobiles — 0.1%
Fisker, Inc., Class
a
A*(b) 15,811 $ 24,981
Livewire Group, Inc.*(b) 890 9,763
Winnebago Industries, Inc. 2,366 152,915
Workhorse Group, Inc.*(b) 14,135 5,254
192,913
Banks — 5.9%
1st Source Corp. 1,344 64,956
ACNB Corp. 671 26,223
Amalgamated Financial Corp. 1,424 29,904
Amerant Bancorp, Inc. 2,082 43,118
American National Bankshares,
Inc. 832 33,821
Ameris Bancorp 5,337 227,249
Ames National Corp. 695 12,844
Arrow Financial Corp. 1,192 29,383
Associated Banc-Corp. 12,209 216,588
Atlantic Union Bankshares Corp. 6,060 185,254
Axos Financial, Inc.* 4,584 175,430
Banc of California, Inc. 10,534 121,773
BancFirst Corp. 1,778 154,028
Bancorp, Inc. (The)* 4,263 166,300
Bank First Corp. 753 60,812
Bank of Hawaii Corp.(b) 3,161 183,559
Bank of Marin Bancorp 1,268 24,384
Bank of NT Butterfield & Son
Ltd. (The) 4,042 112,085
Bank7 Corp. 302 7,188
BankUnited, Inc. 5,996 165,430
Bankwell Financial Group, Inc. 474 12,779
Banner Corp. 2,761 124,632
Bar Harbor Bankshares 1,201 31,190
BayCom Corp. 947 19,792
BCB Bancorp, Inc. 1,216 14,081
Berkshire Hills Bancorp, Inc. 3,554 74,385
Blue Foundry Bancorp* 1,901 16,539
Blue Ridge Bankshares, Inc. 1,417 3,826
Bridgewater Bancshares, Inc.* 1,648 17,090
Brookline Bancorp, Inc. 7,042 67,110
Burke & Herbert Financial
Services Corp.(b) 519 24,684
Business First Bancshares, Inc. 1,938 39,206
Byline Bancorp, Inc. 1,996 39,900
C&F Financial Corp. 260 15,168
Cadence Bank 14,694 368,085
Cambridge Bancorp 611 35,701
Camden National Corp. 1,147 38,711
Capital Bancorp, Inc. 779 16,491
Capital City Bank Group, Inc. 1,066 28,505
Capitol Federal Financial, Inc. 10,290 55,463
Capstar Financial Holdings, Inc. 1,557 25,581
Carter Bankshares, Inc.* 1,903 23,845
Cathay General Bancorp 5,608 205,701
Central Pacific Financial Corp. 2,142 37,635
Central Valley Community
Bancorp 803 13,820
Chemung Financial Corp. 283 13,075

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
115
URTY
::
Investments Shares Value
Common Stocks (a) (continued)
ChoiceOne Financial Services,
Inc. 564 $ 14,106
Citizens & Northern Corp. 1,206 24,253
Citizens Financial Services, Inc. 306 17,424
City Holding Co. 1,199 115,428
Civista Bancshares, Inc. 1,247 19,516
CNB Financial Corp. 1,672 34,008
Coastal Financial Corp.* 872 34,069
Codorus Valley Bancorp, Inc. 752 15,198
Colony Bankcorp, Inc. 1,327 14,239
Columbia Financial, Inc.* 2,392 39,348
Community Bank System, Inc. 4,293 190,437
Community Trust Bancorp, Inc. 1,251 49,777
ConnectOne Bancorp, Inc. 2,986 58,705
CrossFirst Bankshares, Inc.* 3,589 40,269
Customers Bancorp, Inc.* 2,309 104,067
CVB Financial Corp. 10,729 191,834
Dime Community Bancshares,
Inc. 2,819 56,662
Eagle Bancorp, Inc. 2,374 56,359
Eastern Bankshares, Inc. 12,498 149,476
Enterprise Bancorp, Inc. 770 20,813
Enterprise Financial Services
Corp. 2,927 114,768
Equity Bancshares, Inc., Class
a
A 1,179 29,746
Esquire Financial Holdings, Inc. 553 25,753
ESSA Bancorp, Inc. 699 11,666
Evans Bancorp, Inc. 422 11,554
Farmers & Merchants Bancorp,
Inc. 1,023 19,948
Farmers National Banc Corp. 2,938 36,167
FB Financial Corp. 2,859 95,948
Fidelity D&D Bancorp, Inc. 375 19,436
Financial Institutions, Inc. 1,227 21,301
First Bancorp 3,209 100,570
First Bancorp 14,299 214,485
First Bancorp, Inc. (The) 788 19,692
First Bancshares, Inc. (The) 2,475 63,484
First Bank 1,679 20,467
First Busey Corp. 4,185 90,814
First Business Financial
Services, Inc. 633 22,142
First Commonwealth Financial
Corp. 8,253 110,343
First Community Bankshares,
Inc. 1,422 46,442
First Community Corp.(b) 595 10,496
First Financial Bancorp 7,599 153,576
First Financial Bankshares, Inc. 10,508 275,835
First Financial Corp. 947 36,223
First Foundation, Inc. 4,127 24,267
First Interstate BancSystem,
Inc., Class
a
A 6,662 172,479
First Merchants Corp. 4,764 146,112
First Mid Bancshares, Inc. 1,545 47,880
First of Long Island Corp. (The) 1,718 19,551
First Western Financial, Inc.* 648 10,757
Five Star Bancorp 1,029 23,513
Flushing Financial Corp. 2,272 32,103
FS Bancorp, Inc. 533 16,177
Fulton Financial Corp. 13,119 186,683
Investments Shares
Common Stocks (a) (continued)
FVCBankcorp, Inc.* 1,290 $ 14,396
German American Bancorp, Inc. 2,263 65,220
Glacier Bancorp, Inc. 8,997 302,569
Great Southern Bancorp, Inc. 729 37,040
Greene County Bancorp, Inc. 566 14,207
Guaranty Bancshares, Inc. 672 20,086
Hancock Whitney Corp. 6,997 288,626
Hanmi Financial Corp. 2,455 40,851
HarborOne Bancorp, Inc. 3,383 37,314
HBT Financial, Inc. 1,085 20,344
Heartland Financial USA, Inc. 3,408 105,409
Heritage Commerce Corp. 4,774 40,531
Heritage Financial Corp. 2,794 49,789
Hilltop Holdings, Inc. 3,767 110,938
Hingham Institution For Savings
(The)(b) 122 19,886
Home Bancorp, Inc. 578 21,068
Home BancShares, Inc. 15,384 341,217
HomeStreet, Inc. 1,458 9,841
HomeTrust Bancshares, Inc. 1,251 28,873
Hope Bancorp, Inc. 9,307 91,209
Horizon Bancorp, Inc. 3,477 37,865
Independent Bank Corp. 1,627 35,176
Independent Bank Corp. 3,564 203,219
Independent Bank Group, Inc. 2,867 110,896
International Bancshares Corp. 4,330 194,287
John Marshall Bancorp, Inc. 1,003 19,809
Kearny Financial Corp. 4,567 36,079
Lakeland Bancorp, Inc. 5,029 62,309
Lakeland Financial Corp. 2,002 111,211
LCNB Corp. 851 12,391
Live Oak Bancshares, Inc. 2,713 91,157
Luther Burbank Corp.* 826 7,079
Macatawa Bank Corp. 2,121 20,595
MainStreet Bancshares, Inc. 564 11,742
Mercantile Bank Corp. 1,264 43,469
Metrocity Bankshares, Inc. 1,473 29,431
Metropolitan Bank Holding
Corp.* 844 32,891
Mid Penn Bancorp, Inc. 1,144 23,017
Middlefield Banc Corp. 633 17,946
Midland States Bancorp, Inc. 1,716 38,747
MidWestOne Financial Group,
Inc. 1,144 24,093
MVB Financial Corp. 913 18,251
National Bank Holdings Corp.,
Class
a
A 2,974 98,172
National Bankshares, Inc.(b) 467 12,628
NBT Bancorp, Inc. 3,695 131,283
Nicolet Bankshares, Inc. 1,034 76,164
Northeast Bank 533 27,327
Northeast Community Bancorp,
Inc. 1,080 18,112
Northfield Bancorp, Inc. 3,341 31,873
Northrim Bancorp, Inc. 446 22,019
Northwest Bancshares, Inc. 10,274 114,452
Norwood Financial Corp. 595 16,487
Oak Valley Bancorp 541 14,125
OceanFirst Financial Corp. 4,698 65,114
OFG Bancorp 3,760 126,186

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
116
URTY
::
Investments Shares
Common Stocks (a) (continued)
Old National Bancorp 23,628 $ 351,821
Old Second Bancorp, Inc. 3,502 49,343
Orange County Bancorp, Inc. 411 19,650
Origin Bancorp, Inc. 2,353 74,755
Orrstown Financial Services,
Inc. 824 19,718
Pacific Premier Bancorp, Inc. 7,651 172,301
Park National Corp. 1,155 128,205
Parke Bancorp, Inc. 842 15,207
Pathward Financial, Inc. 2,160 107,114
PCB Bancorp 880 13,640
Peapack-Gladstone Financial
Corp. 1,375 34,155
Penns Woods Bancorp, Inc. 551 11,246
Peoples Bancorp, Inc. 2,728 80,285
Peoples Financial Services
Corp. 564 23,959
Pioneer Bancorp, Inc.* 942 7,795
Plumas Bancorp 441 14,813
Ponce Financial Group, Inc.* 1,648 14,700
Preferred Bank 1,082 66,684
Premier Financial Corp. 2,852 56,954
Primis Financial Corp. 1,631 16,326
Princeton Bancorp, Inc. 411 13,551
Provident Financial Services,
Inc. 5,921 90,118
QCR Holdings, Inc. 1,327 65,925
RBB Bancorp 1,353 20,674
Red River Bancshares, Inc. 387 19,652
Renasant Corp. 4,452 121,272
Republic Bancorp, Inc., Class
a
A 695 32,630
S&T Bancorp, Inc. 3,136 87,777
Sandy Spring Bancorp, Inc. 3,535 77,841
Seacoast Banking Corp. of
Florida 6,792 157,846
ServisFirst Bancshares, Inc. 4,107 210,114
Shore Bancshares, Inc. 2,404 28,704
Sierra Bancorp 1,119 20,970
Simmons First National Corp.,
Class
a
A 10,181 162,794
SmartFinancial, Inc. 1,272 27,183
South Plains Financial, Inc. 969 25,194
Southern First Bancshares, Inc.* 618 18,157
Southern Missouri Bancorp, Inc. 694 29,904
Southern States Bancshares,
Inc. 603 15,147
Southside Bancshares, Inc. 2,372 65,064
SouthState Corp. 6,137 454,445
Stellar Bancorp, Inc. 3,927 93,698
Sterling Bancorp, Inc.* 1,753 9,799
Stock Yards Bancorp, Inc. 2,190 96,623
Summit Financial Group, Inc. 908 21,220
Texas Capital Bancshares, Inc.* 3,861 211,892
Third Coast Bancshares, Inc.* 1,034 17,526
Timberland Bancorp, Inc. 607 17,688
Tompkins Financial Corp. 1,120 59,326
Towne Bank 5,656 148,527
TriCo Bancshares 2,503 86,153
Triumph Financial, Inc.* 1,791 121,555
TrustCo Bank Corp. 1,498 40,206
Trustmark Corp. 4,904 112,351
Investments Shares
Common Stocks (a) (continued)
UMB Financial Corp. 3,572 $ 255,969
United Bankshares, Inc. 10,554 349,443
United Community Banks, Inc. 9,323 229,812
Unity Bancorp, Inc. 583 15,992
Univest Financial Corp. 2,338 44,165
USCB Financial Holdings, Inc.* 849 9,831
Valley National Bancorp 34,815 316,816
Veritex Holdings, Inc. 4,232 81,000
Virginia National Bankshares
Corp. 377 13,285
WaFd, Inc. 5,282 141,188
Washington Trust Bancorp, Inc. 1,361 36,393
WesBanco, Inc. 4,651 123,810
West Bancorp, Inc. 1,306 23,129
Westamerica Bancorp 2,087 105,832
WSFS Financial Corp. 4,940 190,536
16,472,104
Beverages — 0.3%
Coca-Cola Consolidated, Inc. 384 282,056
Duckhorn Portfolio, Inc. (The)* 3,536 36,315
MGP Ingredients, Inc. 1,280 109,376
National Beverage Corp.* 1,911 90,849
Primo Water Corp.(b) 12,617 181,306
Vita Coco Co., Inc. (The)* 2,303 64,622
Zevia PBC, Class
a
A* 2,005 4,311
768,835
Biotechnology — 4.4%
2seventy bio, Inc.* 4,051 7,413
4D Molecular Therapeutics, Inc.* 3,159 40,182
89bio, Inc.* 4,980 40,039
Aadi Bioscience, Inc.* 1,304 6,859
ACADIA Pharmaceuticals, Inc.* 9,766 217,586
ACELYRIN, Inc.*(b) 2,669 17,936
Acrivon Therapeutics, Inc.* 698 2,827
Actinium Pharmaceuticals, Inc.* 2,151 9,852
Adicet Bio, Inc.* 2,449 2,890
ADMA Biologics, Inc.* 16,970 62,789
Aerovate Therapeutics, Inc.* 898 14,108
Agenus, Inc.* 28,224 21,933
Agios Pharmaceuticals, Inc.* 4,476 99,501
Akero Therapeutics, Inc.* 4,138 69,270
Aldeyra Therapeutics, Inc.* 3,747 10,379
Alector, Inc.* 5,112 27,707
Alkermes plc* 13,369 322,728
Allakos, Inc.* 5,356 11,890
Allogene Therapeutics, Inc.* 6,618 15,552
Allovir, Inc.* 4,102 7,712
Alpine Immune Sciences,
Inc.*(b) 2,556 39,618
Altimmune, Inc.* 3,981 12,580
ALX Oncology Holdings, Inc.* 1,743 13,665
Amicus Therapeutics, Inc.* 22,600 249,052
AnaptysBio, Inc.* 1,509 21,337
Anavex Life Sciences Corp.*(b) 5,744 41,414
Anika Therapeutics, Inc.* 1,179 25,832
Annexon, Inc.* 3,675 9,151
Apogee Therapeutics, Inc.* 1,572 30,670
Arbutus Biopharma Corp.* 10,058 20,619

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
117
URTY
::
Investments Shares
Common Stocks (a) (continued)
Arcellx, Inc.* 3,059 $ 160,689
Arcturus Therapeutics Holdings,
Inc.* 1,879 44,983
Arcus Biosciences, Inc.* 4,250 64,005
Arcutis Biotherapeutics, Inc.* 4,142 7,621
Ardelyx, Inc.* 17,159 77,387
Arrowhead Pharmaceuticals,
Inc.* 8,155 172,886
ARS Pharmaceuticals, Inc.*(b) 1,953 9,433
Astria Therapeutics, Inc.* 2,057 9,565
Atara Biotherapeutics, Inc.* 7,807 5,153
Aura Biosciences, Inc.* 2,214 17,756
Aurinia Pharmaceuticals, Inc.* 10,914 94,297
Avid Bioservices, Inc.* 4,998 25,440
Avidity Biosciences, Inc.* 5,701 44,525
Avita Medical, Inc.* 2,027 21,608
Beam Therapeutics, Inc.* 5,617 157,725
BioAtla, Inc.* 3,565 6,310
BioCryst Pharmaceuticals, Inc.* 15,273 89,805
Biohaven Ltd.* 4,694 156,404
Biomea Fusion, Inc.* 1,602 24,142
BioVie, Inc., Class
a
A*(b) 265 477
Bioxcel Therapeutics, Inc.*(b) 1,632 6,202
Bluebird Bio, Inc.* 8,620 32,928
Blueprint Medicines Corp.* 4,899 341,166
Bridgebio Pharma, Inc.* 9,229 264,965
Cabaletta Bio, Inc.* 2,775 44,539
CareDx, Inc.* 4,190 40,685
Caribou Biosciences, Inc.* 6,016 35,314
Carisma Therapeutics, Inc.(b) 2,144 5,146
Cartesian Therapeutics, Inc.*(b) 9,359 12,635
Catalyst Pharmaceuticals, Inc.* 8,093 116,782
Celcuity, Inc.* 1,405 20,611
Celldex Therapeutics, Inc.* 3,744 113,106
Century Therapeutics, Inc.* 1,888 2,587
Cerevel Therapeutics Holdings,
Inc.* 4,988 129,339
Cogent Biosciences, Inc.* 6,536 50,131
Coherus Biosciences, Inc.* 8,042 17,129
Compass Therapeutics, Inc.* 7,353 12,132
Crinetics Pharmaceuticals, Inc.* 5,208 165,562
Cue Biopharma, Inc.* 2,781 6,953
Cullinan Oncology, Inc.* 1,914 15,676
Cytokinetics, Inc.* 7,504 251,234
Day One Biopharmaceuticals,
Inc.* 5,049 58,467
Deciphera Pharmaceuticals,
Inc.* 4,228 53,315
Denali Therapeutics, Inc.* 9,516 176,236
Design Therapeutics, Inc.* 2,641 6,338
Disc Medicine, Inc.*(b) 710 39,178
Dynavax Technologies Corp.* 10,446 143,110
Dyne Therapeutics, Inc.* 3,423 37,927
Eagle Pharmaceuticals, Inc.* 836 4,891
Editas Medicine, Inc.* 6,628 69,793
Emergent BioSolutions, Inc.* 4,073 8,716
Enanta Pharmaceuticals, Inc.* 1,614 15,075
Entrada Therapeutics, Inc.*(b) 1,725 22,373
Erasca, Inc.* 6,498 11,047
Fate Therapeutics, Inc.* 6,826 16,997
Investments Shares
Common Stocks (a) (continued)
Fennec Pharmaceuticals, Inc.* 1,465 $ 12,599
FibroGen, Inc.*(b) 7,327 4,047
Foghorn Therapeutics, Inc.* 1,637 6,957
Genelux Corp.* 1,496 17,802
Generation Bio Co.* 3,646 4,120
Geron Corp.* 40,127 77,445
Graphite Bio, Inc.* 2,253 5,114
Gritstone bio, Inc.* 7,070 9,191
Halozyme Therapeutics, Inc.* 10,465 404,054
Heron Therapeutics, Inc.*(b) 8,342 10,261
HilleVax, Inc.*(b) 1,711 23,458
Humacyte, Inc.*(b) 4,934 13,075
Icosavax, Inc.* 2,220 22,466
Ideaya Biosciences, Inc.* 4,376 137,625
IGM Biosciences, Inc.* 959 6,464
Immuneering Corp., Class
a
A* 1,801 11,815
ImmunityBio, Inc.*(b) 9,171 33,749
ImmunoGen, Inc.* 19,312 566,807
Immunovant, Inc.* 4,349 170,176
Inhibrx, Inc.* 2,769 57,512
Inozyme Pharma, Inc.*(b) 2,724 10,487
Insmed, Inc.* 10,624 265,812
Intellia Therapeutics, Inc.* 7,113 210,758
Iovance Biotherapeutics, Inc.* 18,480 112,174
Ironwood Pharmaceuticals, Inc.,
Class
a
A* 11,170 110,583
iTeos Therapeutics, Inc.* 1,996 18,683
Janux Therapeutics, Inc.* 1,392 12,152
KalVista Pharmaceuticals, Inc.* 1,984 16,745
Karyopharm Therapeutics, Inc.* 9,127 7,028
Keros Therapeutics, Inc.* 1,816 55,097
Kezar Life Sciences, Inc.* 5,553 4,651
Kiniksa Pharmaceuticals Ltd.,
Class
a
A* 2,529 40,894
Kodiak Sciences, Inc.* 2,612 6,321
Krystal Biotech, Inc.* 1,743 181,673
Kura Oncology, Inc.* 5,686 54,984
Kymera Therapeutics, Inc.* 3,065 63,629
Larimar Therapeutics, Inc.* 2,064 7,080
Lexicon Pharmaceuticals,
Inc.*(b) 7,466 7,914
Lineage Cell Therapeutics, Inc.* 10,399 10,212
Lyell Immunopharma, Inc.* 13,939 24,114
MacroGenics, Inc.* 4,901 40,237
Madrigal Pharmaceuticals, Inc.* 1,098 223,223
MannKind Corp.* 20,692 74,905
MeiraGTx Holdings plc* 2,623 13,692
Merrimack Pharmaceuticals,
Inc.* 844 10,651
Mersana Therapeutics, Inc.* 8,475 13,984
MiMedx Group, Inc.* 9,298 72,245
Mineralys Therapeutics, Inc.* 1,125 7,493
Mirum Pharmaceuticals, Inc.* 1,995 63,980
Monte Rosa Therapeutics, Inc.* 2,454 7,607
Morphic Holding, Inc.* 2,780 65,886
Mural Oncology plc* 1,337 4,827
Myriad Genetics, Inc.* 6,508 124,238
Nkarta, Inc.*(b) 2,434 6,426
Novavax, Inc.*(b) 7,013 38,572
Nurix Therapeutics, Inc.* 3,832 23,835

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
118
URTY
::
Investments Shares
Common Stocks (a) (continued)
Nuvalent, Inc., Class
a
A* 1,933 $ 126,360
Nuvectis Pharma, Inc.* 598 5,083
Ocean Biomedical, Inc.*(b) 700 555
Olema Pharmaceuticals, Inc.* 2,160 30,132
Omega Therapeutics, Inc.* 1,963 4,495
Organogenesis Holdings, Inc.,
Class
a
A* 5,656 14,423
ORIC Pharmaceuticals, Inc.* 3,144 24,838
Outlook Therapeutics, Inc.* 12,497 5,999
Ovid therapeutics, Inc.* 4,805 14,295
PDS Biotechnology Corp.*(b) 2,248 11,824
PepGen, Inc.* 808 3,959
PMV Pharmaceuticals, Inc.* 3,106 7,113
Point Biopharma Global, Inc.* 7,292 99,171
Poseida Therapeutics, Inc.,
Class
a
A* 5,473 14,613
Precigen, Inc.* 10,888 12,195
Prelude Therapeutics, Inc.* 1,143 3,783
Prime Medicine, Inc.*(b) 3,188 23,145
ProKidney Corp.*(b) 3,622 6,085
Protagonist Therapeutics, Inc.* 4,603 83,821
Protalix BioTherapeutics, Inc.* 5,341 8,065
Prothena Corp. plc* 3,339 108,785
PTC Therapeutics, Inc.* 5,706 131,352
Rallybio Corp.*(b) 2,461 4,701
RAPT Therapeutics, Inc.* 2,380 34,558
Recursion Pharmaceuticals,
Inc., Class
a
A* 10,996 75,323
REGENXBIO, Inc.* 3,276 63,948
Relay Therapeutics, Inc.* 7,273 57,529
Reneo Pharmaceuticals, Inc.* 1,046 6,632
Replimune Group, Inc.* 3,346 37,408
REVOLUTION Medicines, Inc.* 11,037 257,493
Rhythm Pharmaceuticals, Inc.* 4,142 138,467
Rigel Pharmaceuticals, Inc.* 13,789 15,719
Rocket Pharmaceuticals, Inc.* 4,517 105,382
Sage Therapeutics, Inc.* 4,262 83,450
Sagimet Biosciences, Inc.,
Class
a
A*(b) 432 1,650
Sana Biotechnology, Inc.* 7,509 30,487
Sangamo Therapeutics, Inc.* 11,621 4,997
Savara, Inc.* 7,274 28,005
Scholar Rock Holding Corp.* 3,494 43,989
Seres Therapeutics, Inc.* 7,841 8,155
SpringWorks Therapeutics, Inc.* 4,694 142,651
Stoke Therapeutics, Inc.* 2,220 8,414
Summit Therapeutics, Inc.*(b) 9,336 18,952
Sutro Biopharma, Inc.* 4,844 12,643
Syndax Pharmaceuticals, Inc.* 5,308 88,352
Tango Therapeutics, Inc.* 3,599 27,352
Tenaya Therapeutics, Inc.* 3,688 6,933
TG Therapeutics, Inc.* 11,057 141,640
Travere Therapeutics, Inc.* 5,869 36,857
Turnstone Biologics Corp.*(b) 512 1,116
Twist Bioscience Corp.* 4,589 110,365
Tyra Biosciences, Inc.* 1,108 12,975
UroGen Pharma Ltd.*(b) 1,577 20,801
Vanda Pharmaceuticals, Inc.* 4,548 16,919
Vaxcyte, Inc.* 7,559 391,329
Vaxxinity, Inc., Class
a
A*(b) 3,434 2,913
Investments Shares
Common Stocks (a) (continued)
Vera Therapeutics, Inc.,
Class
a
A* 2,726 $ 36,937
Veracyte, Inc.* 5,866 150,170
Vericel Corp.* 3,837 136,367
Verve Therapeutics, Inc.* 4,086 46,090
Vigil Neuroscience, Inc.*(b) 1,291 4,105
Viking Therapeutics, Inc.* 7,746 94,656
Vir Biotechnology, Inc.* 6,747 64,029
Viridian Therapeutics, Inc.* 3,401 56,933
Vor BioPharma, Inc.* 3,035 5,615
Voyager Therapeutics, Inc.* 2,559 18,578
X4 Pharmaceuticals, Inc.* 9,922 7,739
Xencor, Inc.* 4,673 85,703
XOMA Corp.* 592 8,785
Y-mAbs Therapeutics, Inc.* 2,964 18,406
Zentalis Pharmaceuticals, Inc.* 4,693 52,796
Zura Bio Ltd., Class
a
A* 956 4,637
Zymeworks, Inc.* 4,300 38,141
12,226,999
Broadline Retail — 0.0%(d)
Big Lots, Inc.(b) 2,293 12,084
ContextLogic, Inc., Class
a
A*(b) 1,809 9,117
Dillard's, Inc., Class
a
A(b) 278 96,491
Qurate Retail, Inc., Class
a
B* 108 709
Savers Value Village, Inc.* 2,088 31,424
149,825
Building Products — 1.3%
AAON, Inc. 5,463 341,984
American Woodmark Corp.* 1,322 95,713
Apogee Enterprises, Inc. 1,780 80,278
AZZ, Inc. 1,998 98,242
CSW Industrials, Inc. 1,244 220,598
Gibraltar Industries, Inc.* 2,463 165,489
Griffon Corp. 3,536 164,530
Insteel Industries, Inc. 1,510 51,370
Janus International Group, Inc.* 6,847 72,236
JELD-WEN Holding, Inc.* 6,863 109,671
Masonite International Corp.* 1,791 159,130
Masterbrand, Inc.* 10,460 140,373
PGT Innovations, Inc.* 4,577 147,334
Quanex Building Products Corp. 2,660 81,901
Resideo Technologies, Inc.* 11,810 194,038
Simpson Manufacturing Co.,
Inc. 3,461 577,883
UFP Industries, Inc. 4,844 531,048
Zurn Elkay Water Solutions
Corp. 11,932 351,278
3,583,096
Capital Markets — 0.9%
AlTi Global, Inc.*(b) 1,694 12,824
Artisan Partners Asset
Management, Inc., Class
a
A 4,956 186,593
AssetMark Financial Holdings,
Inc.* 1,772 45,434
B Riley Financial, Inc.(b) 1,508 27,747
Bakkt Holdings, Inc.*(b) 5,615 8,422
BGC Group, Inc., Class
a
A 23,086 150,059

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
119
URTY
::
Investments Shares
Common Stocks (a) (continued)
Brightsphere Investment Group,
Inc. 2,624 $ 45,789
Cohen & Steers, Inc. 2,099 122,771
Diamond Hill Investment Group,
Inc. 230 36,936
Donnelley Financial Solutions,
Inc.* 1,995 117,745
Forge Global Holdings, Inc.* 8,850 29,205
GCM Grosvenor, Inc., Class
a
A 3,343 26,978
Hamilton Lane, Inc., Class
a
A 2,947 288,364
MarketWise, Inc. 2,595 8,278
Moelis & Co., Class
a
A 5,387 255,613
Open Lending Corp.* 8,021 51,254
P10, Inc., Class
a
A 3,467 35,363
Patria Investments Ltd., Class
a
A 4,384 62,077
Perella Weinberg Partners,
Class
a
A 3,389 39,719
Piper Sandler Cos. 1,398 216,313
PJT Partners, Inc., Class
a
A 1,912 172,195
Silvercrest Asset Management
Group, Inc., Class
a
A 767 11,950
StepStone Group, Inc., Class
a
A 4,349 111,421
StoneX Group, Inc.* 2,163 132,224
Value Line, Inc. 70 2,943
Victory Capital Holdings, Inc.,
Class
a
A 2,199 70,698
Virtus Investment Partners, Inc. 559 109,352
WisdomTree, Inc. 11,125 72,424
2,450,691
Chemicals — 1.2%
AdvanSix, Inc. 2,133 55,735
American Vanguard Corp. 2,177 20,420
Aspen Aerogels, Inc.* 4,120 43,178
Avient Corp. 7,294 250,549
Balchem Corp. 2,581 321,902
Cabot Corp. 4,473 339,501
Core Molding Technologies,
Inc.* 626 11,262
Danimer Scientific, Inc.*(b) 7,070 7,706
Ecovyst, Inc.* 7,676 73,076
FutureFuel Corp. 2,104 12,498
Hawkins, Inc. 1,564 96,092
HB Fuller Co. 4,365 330,343
Ingevity Corp.* 2,948 114,353
Innospec, Inc. 2,012 211,401
Intrepid Potash, Inc.* 856 17,582
Koppers Holdings, Inc. 1,624 73,356
Kronos Worldwide, Inc. 1,780 15,539
Livent Corp.* 14,547 200,167
LSB Industries, Inc.* 4,433 37,991
Mativ Holdings, Inc. 4,398 51,457
Minerals Technologies, Inc. 2,622 164,242
Origin Materials, Inc.*(b) 9,417 6,429
Orion SA 4,525 107,831
Perimeter Solutions SA* 12,500 52,000
PureCycle Technologies, Inc.*(b) 9,360 37,814
Quaker Chemical Corp. 1,122 200,602
Rayonier Advanced Materials,
Inc.* 5,135 16,946
Investments Shares
Common Stocks (a) (continued)
Sensient Technologies Corp. 3,395 $ 196,706
Stepan Co. 1,718 141,855
Trinseo plc 2,819 16,294
Tronox Holdings plc 9,440 120,360
Valhi, Inc. 197 2,675
3,347,862
Commercial Services & Supplies — 1.1%
ABM Industries, Inc. 5,340 218,887
ACCO Brands Corp. 7,445 40,054
ACV Auctions, Inc., Class
a
A* 10,242 160,082
Aris Water Solutions, Inc.,
Class
a
A 2,406 19,440
BrightView Holdings, Inc.* 3,334 25,472
Brink's Co. (The) 3,723 293,745
Casella Waste Systems, Inc.,
Class
a
A* 4,549 367,923
CECO Environmental Corp.* 2,392 46,046
Cimpress plc* 1,439 101,435
CompX International, Inc. 123 2,891
CoreCivic, Inc.* 9,167 132,647
Deluxe Corp. 3,509 64,180
Ennis, Inc. 2,057 43,670
Enviri Corp.* 6,360 37,524
GEO Group, Inc. (The)* 9,723 98,688
Healthcare Services Group, Inc.* 5,999 58,250
HNI Corp. 3,726 145,575
Interface, Inc., Class
a
A 4,620 46,708
LanzaTech Global, Inc.* 1,660 7,038
Li-Cycle Holdings Corp.*(b) 11,121 9,804
Liquidity Services, Inc.* 1,857 35,580
Matthews International Corp.,
Class
a
A 2,394 81,755
MillerKnoll, Inc. 6,120 157,896
Montrose Environmental Group,
Inc.* 2,248 70,295
NL Industries, Inc. 673 3,446
OPENLANE, Inc.* 8,703 127,238
Performant Financial Corp.* 5,423 16,215
Pitney Bowes, Inc. 14,143 57,138
Quad/Graphics, Inc.* 2,543 11,723
SP Plus Corp.* 1,580 80,817
Steelcase, Inc., Class
a
A 7,471 91,968
UniFirst Corp. 1,212 209,191
Viad Corp.* 1,642 54,679
VSE Corp. 1,031 62,303
2,980,303
Communications Equipment — 0.4%
ADTRAN Holdings, Inc. 6,291 32,902
Aviat Networks, Inc.* 892 27,036
Calix, Inc.* 4,754 183,457
Cambium Networks Corp.* 975 4,553
Clearfield, Inc.* 1,053 26,788
CommScope Holding Co., Inc.* 16,709 27,904
Comtech Telecommunications
Corp. 2,199 25,970
Digi International, Inc.* 2,836 66,759
DZS, Inc.* 1,754 2,824
Extreme Networks, Inc.* 10,162 164,015

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
120
URTY
::
Investments Shares
Common Stocks (a) (continued)
Harmonic, Inc.* 8,879 $ 98,202
Infinera Corp.*(b) 16,075 62,532
KVH Industries, Inc.* 1,509 7,228
NETGEAR, Inc.* 2,303 31,413
NetScout Systems, Inc.* 5,498 110,400
Ribbon Communications, Inc.* 7,159 15,249
Viavi Solutions, Inc.* 17,840 144,147
1,031,379
Construction & Engineering — 1.1%
Ameresco, Inc., Class
a
A* 2,592 77,656
API Group Corp.* 16,871 512,035
Arcosa, Inc. 3,911 290,196
Argan, Inc. 1,020 47,573
Bowman Consulting Group Ltd.,
Class
a
A* 844 26,021
Comfort Systems USA, Inc. 2,853 552,284
Concrete Pumping Holdings,
Inc.* 2,089 15,542
Construction Partners, Inc.,
Class
a
A* 3,239 135,908
Dycom Industries, Inc.* 2,314 240,355
Eneti, Inc. 1,988 21,570
Fluor Corp.* 11,501 437,383
Granite Construction, Inc. 3,560 163,582
Great Lakes Dredge & Dock
Corp.* 5,284 35,508
IES Holdings, Inc.* 661 46,250
INNOVATE Corp.* 4,376 4,639
Limbach Holdings, Inc.* 741 28,247
MYR Group, Inc.* 1,326 164,981
Northwest Pipe Co.* 792 21,479
Primoris Services Corp. 4,281 129,971
Southland Holdings, Inc.* 325 1,739
Sterling Infrastructure, Inc.* 2,413 153,250
Tutor Perini Corp.* 3,422 28,642
3,134,811
Construction Materials — 0.2%
Knife River Corp.* 4,562 272,260
Summit Materials, Inc., Class
a
A* 9,632 334,134
United States Lime & Minerals,
Inc. 163 34,558
640,952
Consumer Finance — 0.5%
Atlanticus Holdings Corp.* 374 11,545
Bread Financial Holdings, Inc. 4,068 114,311
Consumer Portfolio Services,
Inc.* 675 6,399
Encore Capital Group, Inc.* 1,875 84,000
Enova International, Inc.* 2,451 100,981
FirstCash Holdings, Inc. 3,037 340,144
Green Dot Corp., Class
a
A* 3,745 30,035
LendingClub Corp.* 8,576 54,029
LendingTree, Inc.* 849 15,027
Navient Corp. 7,176 122,925
Nelnet, Inc., Class
a
A 1,173 98,415
NerdWallet, Inc., Class
a
A* 2,760 32,430
OppFi, Inc.* 864 3,059
Investments Shares
Common Stocks (a) (continued)
PRA Group, Inc.* 3,114 $ 57,702
PROG Holdings, Inc.* 3,734 101,789
Regional Management Corp. 633 14,002
Upstart Holdings, Inc.*(b) 5,815 155,609
World Acceptance Corp.* 329 36,667
1,379,069
Consumer Staples Distribution & Retail — 0.4%
Andersons, Inc. (The) 2,597 129,487
Chefs' Warehouse, Inc. (The)* 2,839 76,369
HF Foods Group, Inc.* 3,241 15,362
Ingles Markets, Inc., Class
a
A 1,132 92,394
Natural Grocers by Vitamin
Cottage, Inc. 753 11,815
PriceSmart, Inc. 2,087 140,643
SpartanNash Co. 2,782 61,677
Sprouts Farmers Market, Inc.* 8,351 359,761
United Natural Foods, Inc.* 4,715 68,603
Village Super Market, Inc.,
Class
a
A 708 17,813
Weis Markets, Inc. 1,326 80,024
1,053,948
Containers & Packaging — 0.2%
Greif, Inc., Class
a
A 1,960 137,004
Greif, Inc., Class
a
B 416 28,974
Myers Industries, Inc. 2,948 51,944
O-I Glass, Inc.* 12,528 184,913
Pactiv Evergreen, Inc. 3,226 36,906
Ranpak Holdings Corp.,
Class
a
A* 3,492 14,317
TriMas Corp. 3,345 85,732
539,790
Distributors — 0.0%(d)
Weyco Group, Inc. 478 14,077
Diversified Consumer Services — 0.9%
2U, Inc.* 6,381 6,269
Adtalem Global Education, Inc.* 3,509 199,908
Carriage Services, Inc., Class
a
A 1,085 24,510
Chegg, Inc.* 9,521 94,543
Coursera, Inc.* 10,497 207,316
Duolingo, Inc., Class
a
A* 2,317 491,876
European Wax Center, Inc.,
Class
a
A* 2,750 39,270
Frontdoor, Inc.* 6,634 227,745
Graham Holdings Co., Class
a
B 288 180,619
Laureate Education, Inc. 10,567 138,745
Lincoln Educational Services
Corp.* 1,908 17,668
Nerdy, Inc.* 4,901 12,743
OneSpaWorld Holdings Ltd.* 6,725 81,036
Perdoceo Education Corp. 5,417 94,364
Rover Group, Inc., Class
a
A* 7,473 81,755
Strategic Education, Inc. 1,825 162,370
Stride, Inc.* 3,421 207,244
Udemy, Inc.* 6,917 102,925

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
121
URTY
::
Investments Shares
Common Stocks (a) (continued)
Universal Technical Institute,
Inc.* 2,641 $ 30,820
WW International, Inc.* 4,395 31,688
2,433,414
Diversified REITs — 0.4%
Alexander & Baldwin, Inc., REIT 5,848 97,954
Alpine Income Property Trust,
Inc., REIT 1,051 17,163
American Assets Trust, Inc.,
REIT 3,938 79,311
Armada Hoffler Properties, Inc.,
REIT 5,433 59,654
Broadstone Net Lease, Inc.,
REIT 15,160 242,560
CTO Realty Growth, Inc., REIT 1,772 29,947
Empire State Realty Trust, Inc.,
Class
a
A, REIT 10,653 95,451
Essential Properties Realty
Trust, Inc., REIT 12,576 298,680
Gladstone Commercial Corp.,
REIT 3,243 40,538
Global Net Lease, Inc., REIT 15,693 137,785
NexPoint Diversified Real Estate
Trust, REIT 2,475 19,948
One Liberty Properties, Inc.,
REIT 1,314 26,845
Star Holdings, REIT* 1,046 12,782
1,158,618
Diversified Telecommunication Services — 0.3%
Anterix, Inc.* 1,034 33,812
AST SpaceMobile, Inc.,
Class
a
A*(b) 6,472 31,389
ATN International, Inc. 886 26,970
Bandwidth, Inc., Class
a
A* 1,888 20,730
Charge Enterprises, Inc.*(b) 10,859 1,809
Cogent Communications
Holdings, Inc. 3,491 222,935
Consolidated Communications
Holdings, Inc.* 6,081 26,148
EchoStar Corp., Class
a
A* 2,749 28,782
Globalstar, Inc.* 55,647 88,479
IDT Corp., Class
a
B* 1,251 36,717
Liberty Latin America Ltd.,
Class
a
A* 2,885 19,532
Liberty Latin America Ltd.,
Class
a
C* 11,595 79,194
Lumen Technologies, Inc.*(b) 81,261 106,452
Ooma, Inc.* 1,922 22,295
Shenandoah
Telecommunications Co. 3,918 87,254
832,498
Electric Utilities — 0.5%
ALLETE, Inc. 4,657 258,371
Genie Energy Ltd., Class
a
B 1,592 38,606
MGE Energy, Inc. 2,943 217,046
Otter Tail Corp. 3,330 254,112
PNM Resources, Inc. 6,916 287,498
Investments Shares
Common Stocks (a) (continued)
Portland General Electric Co. 7,833 $ 321,623
1,377,256
Electrical Equipment — 0.9%
Allient, Inc. 1,043 27,201
Amprius Technologies, Inc.* 429 1,763
Array Technologies, Inc.* 12,214 188,950
Atkore, Inc.* 3,113 404,379
Babcock & Wilcox Enterprises,
Inc.* 4,738 6,728
Blink Charging Co.*(b) 4,374 14,084
Bloom Energy Corp., Class
a
A*(b) 15,532 224,282
Dragonfly Energy Holdings
Corp.* 2,232 1,275
Encore Wire Corp. 1,290 237,747
Energy Vault Holdings, Inc.*(b) 7,900 18,170
EnerSys 3,329 294,550
Enovix Corp.*(b) 11,040 122,213
Eos Energy Enterprises, Inc.*(b) 8,672 9,539
ESS Tech, Inc.*(b) 7,353 8,603
Fluence Energy, Inc., Class
a
A* 3,173 79,579
FTC Solar, Inc.* 5,124 3,331
FuelCell Energy, Inc.*(b) 33,008 40,270
GrafTech International Ltd. 15,624 38,591
LSI Industries, Inc. 2,107 27,623
NEXTracker, Inc., Class
a
A* 3,999 162,519
NuScale Power Corp.*(b) 4,314 11,950
Powell Industries, Inc. 741 61,621
Preformed Line Products Co. 201 25,047
SES AI Corp.*(b) 10,059 21,426
Shoals Technologies Group,
Inc., Class
a
A* 13,824 191,462
SKYX Platforms Corp.* 5,050 7,827
Stem, Inc.*(b) 11,475 32,933
SunPower Corp.*(b) 7,031 29,179
Thermon Group Holdings, Inc.* 2,692 81,164
TPI Composites, Inc.* 3,334 7,035
Vicor Corp.* 1,787 65,351
2,446,392
Electronic Equipment, Instruments & Components — 1.8%
908 Devices, Inc.* 1,767 14,065
Advanced Energy Industries,
Inc. 3,034 288,382
Aeva Technologies, Inc.* 6,402 3,577
Akoustis Technologies, Inc.*(b) 5,575 3,178
Arlo Technologies, Inc.* 7,047 64,057
Badger Meter, Inc. 2,373 349,709
Bel Fuse, Inc., Class
a
B 842 45,552
Belden, Inc. 3,431 227,956
Benchmark Electronics, Inc. 2,852 71,157
Climb Global Solutions, Inc. 337 16,072
CTS Corp. 2,530 98,038
Daktronics, Inc.* 3,037 31,676
ePlus, Inc.* 2,142 135,974
Evolv Technologies Holdings,
Inc.* 9,076 36,304
Fabrinet* 2,971 481,005
FARO Technologies, Inc.* 1,531 28,124
Insight Enterprises, Inc.* 2,317 350,840

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
122
URTY
::
Investments Shares
Common Stocks (a) (continued)
Iteris, Inc.* 3,442 $ 14,594
Itron, Inc.* 3,674 247,554
Kimball Electronics, Inc.* 1,931 47,580
Knowles Corp.* 7,245 114,978
Lightwave Logic, Inc.*(b) 9,242 36,783
Luna Innovations, Inc.* 2,586 16,473
Methode Electronics, Inc. 2,851 67,654
MicroVision, Inc.*(b) 14,255 35,923
Mirion Technologies, Inc.,
Class
a
A* 15,593 139,246
Napco Security Technologies,
Inc. 2,546 77,908
nLight, Inc.* 3,556 47,010
Novanta, Inc.* 2,888 417,143
OSI Systems, Inc.* 1,280 157,811
PAR Technology Corp.*(b) 2,146 79,037
PC Connection, Inc. 925 55,158
Plexus Corp.* 2,214 225,584
Presto Automation, Inc.* 286 190
Richardson Electronics Ltd. 965 12,564
Rogers Corp.* 1,395 180,513
Sanmina Corp.* 4,648 232,911
ScanSource, Inc.* 1,994 66,659
SmartRent, Inc., Class
a
A* 14,848 46,474
TTM Technologies, Inc.* 8,248 123,803
Vishay Intertechnology, Inc. 10,402 231,236
Vishay Precision Group, Inc.* 999 30,460
Vuzix Corp.*(b) 4,752 9,979
4,960,891
Energy Equipment & Services — 1.7%
Archrock, Inc. 11,211 162,447
Atlas Energy Solutions, Inc.(b) 1,315 22,434
Borr Drilling Ltd.* 17,720 111,636
Bristow Group, Inc., Class
a
A* 1,903 49,002
Cactus, Inc., Class
a
A 5,212 221,458
ChampionX Corp. 16,045 470,439
Core Laboratories, Inc. 3,780 66,944
Diamond Offshore Drilling, Inc.* 8,202 105,560
DMC Global, Inc.* 1,574 25,105
Dril-Quip, Inc.* 2,743 60,949
Expro Group Holdings NV* 7,113 110,607
Forum Energy Technologies,
Inc.* 780 16,981
Helix Energy Solutions Group,
Inc.* 11,600 108,112
Helmerich & Payne, Inc. 7,851 284,442
KLX Energy Services Holdings,
Inc.*(b) 1,020 9,690
Kodiak Gas Services, Inc. 1,237 21,808
Liberty Energy, Inc., Class
a
A 13,387 265,732
Mammoth Energy Services, Inc.* 1,875 8,288
Nabors Industries Ltd.* 741 64,334
Newpark Resources, Inc.* 6,029 41,902
Noble Corp. plc 8,925 411,799
Oceaneering International, Inc.* 8,100 167,346
Oil States International, Inc.* 5,085 35,036
Patterson-UTI Energy, Inc. 28,513 333,887
ProFrac Holding Corp., Class
a
A* 2,095 16,886
ProPetro Holding Corp.* 7,951 72,434
Investments Shares
Common Stocks (a) (continued)
Ranger Energy Services, Inc. 1,200 $ 11,700
RPC, Inc. 6,855 49,699
SEACOR Marine Holdings, Inc.* 1,944 22,453
Seadrill Ltd.* 4,071 180,671
Select Water Solutions, Inc.,
Class
a
A 6,551 48,870
Solaris Oilfield Infrastructure,
Inc., Class
a
A 2,484 21,263
TETRA Technologies, Inc.* 10,099 47,667
Tidewater, Inc.* 3,832 230,227
US Silica Holdings, Inc.* 6,079 68,571
Valaris Ltd.* 4,952 339,707
Weatherford International plc* 5,742 520,742
4,806,828
Entertainment — 0.3%
Atlanta Braves Holdings, Inc.,
Class
a
A* 811 32,724
Atlanta Braves Holdings, Inc.,
Class
a
C* 3,674 132,080
Cinemark Holdings, Inc.* 8,861 126,269
IMAX Corp.* 3,621 57,755
Lions Gate Entertainment Corp.,
Class
a
A* 4,700 41,501
Lions Gate Entertainment Corp.,
Class
a
B* 9,499 79,412
Loop Media, Inc.*(b) 3,034 1,354
Madison Square Garden
Entertainment Corp.* 3,484 105,495
Marcus Corp. (The) 1,957 27,222
Playstudios, Inc.* 6,892 16,472
Reservoir Media, Inc.* 1,598 9,668
Sphere Entertainment Co.* 2,104 71,999
Vivid Seats, Inc., Class
a
A* 1,966 16,259
718,210
Equity Real Estate Investment Trusts (REITs) — 0.0%(d)
Hudson Pacific Properties, Inc. 11,133 65,351
Financial Services — 1.6%
Acacia Research Corp.* 3,064 11,153
Alerus Financial Corp. 1,466 26,784
A-Mark Precious Metals, Inc. 1,515 43,420
AvidXchange Holdings, Inc.* 12,045 128,520
Banco Latinoamericano de
Comercio Exterior SA, Class
a
E 2,217 54,028
Cannae Holdings, Inc.* 5,765 103,539
Cantaloupe, Inc.* 4,620 32,663
Cass Information Systems, Inc. 1,104 45,650
Compass Diversified Holdings 5,094 102,746
Enact Holdings, Inc. 2,419 67,030
Essent Group Ltd. 8,541 412,872
EVERTEC, Inc. 5,266 194,684
Federal Agricultural Mortgage
Corp., Class
a
C 734 121,727
Finance of America Cos., Inc.,
Class
a
A*(b) 4,304 3,948
Flywire Corp.* 7,743 180,412
I3 Verticals, Inc., Class
a
A* 1,817 36,576

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
123
URTY
::
Investments Shares
Common Stocks (a) (continued)
International Money Express,
Inc.* 2,656 $ 55,378
Jackson Financial, Inc., Class
a
A 6,682 318,932
Marqeta, Inc., Class
a
A* 39,512 250,901
Merchants Bancorp 1,280 43,072
Mr Cooper Group, Inc.* 5,281 319,606
NewtekOne, Inc. 1,882 25,463
NMI Holdings, Inc., Class
a
A* 6,617 181,968
Ocwen Financial Corp.* 519 13,406
Pagseguro Digital Ltd., Class
a
A* 16,010 161,381
Payoneer Global, Inc.* 21,362 110,655
Paysafe Ltd.* 2,620 26,487
Paysign, Inc.* 2,630 6,181
PennyMac Financial Services,
Inc. 2,057 160,014
Priority Technology Holdings,
Inc.* 1,421 4,263
Radian Group, Inc. 12,689 326,234
Remitly Global, Inc.* 10,542 227,075
Repay Holdings Corp., Class
a
A* 6,550 49,125
Security National Financial
Corp., Class
a
A* 1,006 8,008
StoneCo Ltd., Class
a
A* 23,473 366,179
SWK Holdings Corp.* 305 4,978
Velocity Financial, Inc.* 695 10,321
Walker & Dunlop, Inc. 2,567 215,679
Waterstone Financial, Inc. 1,484 18,120
4,469,178
Food Products — 0.6%
Alico, Inc. 575 16,077
B&G Foods, Inc. 5,730 52,945
Benson Hill, Inc.*(b) 13,958 2,812
Beyond Meat, Inc.*(b) 4,776 34,817
BRC, Inc., Class
a
A*(b) 3,001 12,784
Calavo Growers, Inc. 1,394 30,236
Cal-Maine Foods, Inc. 3,082 147,689
Dole plc 5,764 66,344
Forafric Global plc* 422 4,701
Fresh Del Monte Produce, Inc. 2,745 62,586
Hain Celestial Group, Inc. (The)* 7,208 76,189
J & J Snack Foods Corp. 1,216 200,093
John B Sanfilippo & Son, Inc. 722 66,453
Lancaster Colony Corp. 1,575 261,292
Limoneira Co. 1,413 21,478
Mission Produce, Inc.* 3,907 33,053
Seneca Foods Corp., Class
a
A* 424 20,721
Simply Good Foods Co. (The)* 7,320 283,577
Sovos Brands, Inc.* 4,108 90,006
SunOpta, Inc.* 7,317 36,146
TreeHouse Foods, Inc.* 4,156 169,191
Utz Brands, Inc. 5,808 76,724
Vital Farms, Inc.* 2,460 32,767
Westrock Coffee Co.* 2,286 21,031
1,819,712
Gas Utilities — 0.6%
Brookfield Infrastructure Corp.,
Class
a
A(b) 9,668 300,288
Chesapeake Utilities Corp. 1,716 164,050
Investments Shares
Common Stocks (a) (continued)
New Jersey Resources Corp. 7,842 $ 330,932
Northwest Natural Holding Co. 2,894 105,978
ONE Gas, Inc. 4,452 256,569
RGC Resources, Inc. 646 11,337
Southwest Gas Holdings, Inc. 4,983 294,545
Spire, Inc. 4,157 253,619
1,717,318
Ground Transportation — 0.3%
ArcBest Corp. 1,947 232,063
Covenant Logistics Group, Inc.,
Class
a
A 671 28,565
Daseke, Inc.* 3,262 14,288
FTAI Infrastructure, Inc. 7,971 29,493
Heartland Express, Inc. 3,779 50,714
Marten Transport Ltd. 4,685 88,312
PAM Transportation Services,
Inc.* 497 9,373
RXO, Inc.* 9,372 196,437
TuSimple Holdings, Inc.,
Class
a
A* 13,483 11,474
Universal Logistics Holdings,
Inc. 547 13,533
Werner Enterprises, Inc. 5,105 204,251
878,503
Health Care Equipment & Supplies — 1.8%
Accuray, Inc.* 7,511 19,604
Alphatec Holdings, Inc.* 6,466 76,751
AngioDynamics, Inc.* 3,042 19,864
Artivion, Inc.* 3,174 56,307
AtriCure, Inc.* 3,750 133,050
Atrion Corp. 111 34,227
Avanos Medical, Inc.* 3,729 80,360
Axogen, Inc.* 3,273 21,438
Axonics, Inc.* 3,952 221,272
Beyond Air, Inc.*(b) 2,180 3,444
Butterfly Network, Inc.*(b) 11,244 10,708
Cerus Corp.* 14,298 23,020
ClearPoint Neuro, Inc.* 1,845 10,627
CONMED Corp. 2,473 265,279
Cutera, Inc.*(b) 1,479 2,514
CVRx, Inc.* 895 18,321
Embecta Corp. 4,655 85,373
Glaukos Corp.* 3,779 241,440
Haemonetics Corp.* 4,043 326,957
Inari Medical, Inc.* 4,313 257,443
Inmode Ltd.* 6,244 148,295
Inogen, Inc.* 1,875 10,913
Integer Holdings Corp.* 2,675 233,314
iRadimed Corp. 592 26,013
iRhythm Technologies, Inc.* 2,474 210,983
KORU Medical Systems, Inc.* 2,817 6,366
Lantheus Holdings, Inc.* 5,486 392,907
LeMaitre Vascular, Inc. 1,592 83,898
LivaNova plc* 4,375 196,219
Merit Medical Systems, Inc.* 4,583 327,960
Nano-X Imaging Ltd.* 3,850 25,795
Neogen Corp.* 17,565 298,078
Nevro Corp.* 2,859 49,518

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
124
URTY
::
Investments Shares
Common Stocks (a) (continued)
Omnicell, Inc.* 3,621 $ 120,797
OraSure Technologies, Inc.* 5,802 42,471
Orchestra BioMed Holdings,
Inc.*(b) 1,172 7,290
Orthofix Medical, Inc.* 2,835 31,327
OrthoPediatrics Corp.* 1,280 39,462
Outset Medical, Inc.* 3,977 20,839
Paragon 28, Inc.* 3,538 39,095
PROCEPT BioRobotics
Corp.*(b) 2,908 107,800
Pulmonx Corp.* 2,959 32,253
Pulse Biosciences, Inc.*(b) 1,299 11,730
RxSight, Inc.* 2,186 65,930
Sanara Medtech, Inc.*(b) 307 9,947
Semler Scientific, Inc.* 403 15,532
SI-BONE, Inc.* 2,803 53,145
Sight Sciences, Inc.* 1,740 5,933
Silk Road Medical, Inc.* 3,095 28,876
STAAR Surgical Co.* 3,919 122,900
Surmodics, Inc.* 1,110 36,430
Tactile Systems Technology,
Inc.* 1,876 25,007
Tela Bio, Inc.* 1,302 6,783
TransMedics Group, Inc.* 2,556 193,438
Treace Medical Concepts, Inc.* 3,641 31,895
UFP Technologies, Inc.* 572 95,215
Utah Medical Products, Inc. 274 23,098
Varex Imaging Corp.* 3,126 58,925
Vicarious Surgical, Inc., Class
a
A* 5,646 1,551
Zimvie, Inc.* 2,085 19,703
Zynex, Inc.*(b) 1,588 14,546
5,180,176
Health Care Providers & Services — 1.7%
23andMe Holding Co., Class
a
A* 21,257 18,292
Accolade, Inc.* 5,466 47,718
AdaptHealth Corp., Class
a
A* 7,714 65,415
Addus HomeCare Corp.* 1,261 109,959
Agiliti, Inc.* 2,389 19,255
AirSculpt Technologies, Inc.*(b) 978 4,919
Alignment Healthcare, Inc.* 6,857 51,427
AMN Healthcare Services, Inc.* 3,207 217,435
Apollo Medical Holdings, Inc.* 3,454 114,776
Aveanna Healthcare Holdings,
Inc.* 3,981 10,868
Brookdale Senior Living, Inc.* 15,022 79,617
Cano Health, Inc.*(b) 199 1,469
CareMax, Inc.* 6,032 4,102
Castle Biosciences, Inc.* 2,002 40,020
Community Health Systems,
Inc.* 10,129 26,032
CorVel Corp.* 707 147,664
Cross Country Healthcare, Inc.* 2,775 56,249
DocGo, Inc.* 6,266 35,403
Enhabit, Inc.* 4,057 43,248
Ensign Group, Inc. (The) 4,398 470,894
Fulgent Genetics, Inc.* 1,648 45,452
Guardant Health, Inc.* 9,103 229,123
HealthEquity, Inc.* 6,777 454,195
Hims & Hers Health, Inc.* 9,850 87,566
Investments Shares
Common Stocks (a) (continued)
InfuSystem Holdings, Inc.* 1,465 $ 14,694
Innovage Holding Corp.* 1,525 8,952
Invitae Corp.*(b) 21,177 10,762
Joint Corp. (The)* 1,146 10,073
LifeStance Health Group, Inc.* 8,553 58,759
ModivCare, Inc.* 1,028 38,817
National HealthCare Corp. 1,006 77,029
National Research Corp. 1,158 47,976
NeoGenomics, Inc.* 10,270 186,606
OPKO Health, Inc.*(b) 32,503 47,454
Option Care Health, Inc.* 13,714 407,991
Owens & Minor, Inc.* 5,989 119,061
P3 Health Partners, Inc.* 3,287 3,944
Patterson Cos., Inc. 6,924 175,939
Pediatrix Medical Group, Inc.* 6,786 56,867
Pennant Group, Inc. (The)* 2,299 31,542
PetIQ, Inc., Class
a
A* 2,206 38,429
Privia Health Group, Inc.* 8,612 177,924
Progyny, Inc.* 6,332 217,568
Quipt Home Medical Corp.* 3,248 15,266
RadNet, Inc.* 4,799 159,471
Select Medical Holdings Corp. 8,379 189,365
Surgery Partners, Inc.* 5,440 178,160
US Physical Therapy, Inc. 1,179 100,250
Viemed Healthcare, Inc.* 2,750 21,367
4,775,364
Health Care REITs — 0.4%
CareTrust REIT, Inc., REIT 8,078 186,440
Community Healthcare Trust,
Inc., REIT 2,061 55,853
Diversified Healthcare Trust,
REIT 19,264 45,078
Global Medical REIT, Inc., REIT 4,920 49,348
LTC Properties, Inc., REIT 3,310 107,972
National Health Investors, Inc.,
REIT 3,367 182,693
Physicians Realty Trust, REIT 19,195 224,198
Sabra Health Care REIT, Inc.,
REIT 18,670 272,582
Universal Health Realty Income
Trust, REIT 1,034 41,226
1,165,390
Health Care Technology — 0.3%
American Well Corp., Class
a
A* 19,762 25,098
Computer Programs and
Systems, Inc.* 1,147 12,055
Definitive Healthcare Corp.* 3,637 30,005
Evolent Health, Inc., Class
a
A* 8,878 246,808
Health Catalyst, Inc.* 4,501 32,317
HealthStream, Inc. 1,968 49,200
Multiplan Corp.* 31,605 41,087
OptimizeRx Corp.* 1,342 12,763
Phreesia, Inc.* 4,158 64,075
Schrodinger, Inc.* 4,392 136,547
Sharecare, Inc.* 24,852 23,301
Simulations Plus, Inc. 1,280 50,176
Veradigm, Inc.* 8,696 99,830
823,262

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
125
URTY
::
Investments Shares
Common Stocks (a) (continued)
Hotel & Resort REITs — 0.6%
Apple Hospitality REIT, Inc.,
REIT 17,386 $ 289,825
Braemar Hotels & Resorts, Inc.,
REIT 5,284 11,096
Chatham Lodging Trust, REIT 3,885 38,500
DiamondRock Hospitality Co.,
REIT 16,955 141,066
Pebblebrook Hotel Trust, REIT 9,800 124,950
RLJ Lodging Trust, REIT 12,625 134,961
Ryman Hospitality Properties,
Inc., REIT 4,656 467,230
Service Properties Trust, REIT 13,300 95,095
Summit Hotel Properties, Inc.,
REIT 8,448 52,884
Sunstone Hotel Investors, Inc.,
REIT 16,798 165,964
Xenia Hotels & Resorts, Inc.,
REIT 8,860 108,181
1,629,752
Hotels, Restaurants & Leisure — 1.4%
Accel Entertainment, Inc.,
Class
a
A* 4,348 44,089
Bally's Corp.* 2,356 27,141
Biglari Holdings, Inc., Class
a
B* 58 8,458
BJ's Restaurants, Inc.* 1,835 54,922
Bloomin' Brands, Inc. 7,065 164,897
Bluegreen Vacations Holding
Corp. 871 64,907
Bowlero Corp., Class
a
A*(b) 2,438 25,063
Brinker International, Inc.* 3,535 127,295
Carrols Restaurant Group, Inc. 2,962 22,363
Century Casinos, Inc.* 2,215 9,524
Cheesecake Factory, Inc. (The) 3,911 122,610
Chuy's Holdings, Inc.* 1,458 51,322
Cracker Barrel Old Country
Store, Inc.(b) 1,778 119,357
Dave & Buster's Entertainment,
Inc.* 2,911 119,467
Denny's Corp.* 4,400 41,756
Dine Brands Global, Inc. 1,261 54,816
El Pollo Loco Holdings, Inc.* 2,279 18,938
Everi Holdings, Inc.* 6,805 71,112
First Watch Restaurant Group,
Inc.* 1,788 32,327
Full House Resorts, Inc.* 2,645 13,278
Global Business Travel Group I* 2,599 16,166
Golden Entertainment, Inc. 1,629 58,058
Hilton Grand Vacations, Inc.* 6,563 224,848
Inspired Entertainment, Inc.* 1,749 13,747
International Game Technology
plc 8,756 234,048
Jack in the Box, Inc. 1,657 119,801
Krispy Kreme, Inc. 7,059 91,767
Kura Sushi USA, Inc., Class
a
A* 469 29,303
Life Time Group Holdings, Inc.* 3,600 54,576
Light & Wonder, Inc.* 7,363 651,036
Lindblad Expeditions Holdings,
Inc.* 2,818 22,121
Investments Shares
Common Stocks (a) (continued)
Monarch Casino & Resort, Inc. 1,087 $ 68,351
Mondee Holdings, Inc.,
Class
a
A*(b) 3,657 9,654
Nathan's Famous, Inc. 227 15,309
Noodles & Co., Class
a
A* 3,232 9,890
ONE Group Hospitality, Inc.
(The)* 1,708 8,164
Papa John's International, Inc. 2,654 173,147
PlayAGS, Inc.* 2,978 22,782
Portillo's, Inc., Class
a
A* 3,652 56,752
Potbelly Corp.* 2,102 18,918
RCI Hospitality Holdings, Inc. 708 41,496
Red Robin Gourmet Burgers,
Inc.* 1,280 11,341
Red Rock Resorts, Inc., Class
a
A 3,838 170,906
Rush Street Interactive, Inc.* 5,074 21,362
Sabre Corp.* 26,700 94,251
SeaWorld Entertainment, Inc.* 2,935 143,522
Shake Shack, Inc., Class
a
A* 3,045 184,405
Six Flags Entertainment Corp.* 5,826 145,067
Super Group SGHC Ltd.* 10,992 33,416
Sweetgreen, Inc., Class
a
A* 7,787 73,276
Target Hospitality Corp.*(b) 2,520 27,493
Xponential Fitness, Inc.,
Class
a
A* 1,993 27,224
4,065,839
Household Durables — 1.4%
Beazer Homes USA, Inc.* 2,374 62,460
Cavco Industries, Inc.* 708 200,208
Century Communities, Inc. 2,291 165,273
Cricut, Inc., Class
a
A(b) 3,853 26,586
Dream Finders Homes, Inc.,
Class
a
A* 1,955 47,585
Ethan Allen Interiors, Inc. 1,841 49,412
GoPro, Inc., Class
a
A* 10,425 37,634
Green Brick Partners, Inc.* 2,030 96,323
Helen of Troy Ltd.* 1,944 204,178
Hooker Furnishings Corp. 875 15,645
Hovnanian Enterprises, Inc.,
Class
a
A* 387 34,985
Installed Building Products, Inc. 1,911 287,625
iRobot Corp.* 2,212 79,875
KB Home 5,838 304,160
Landsea Homes Corp.* 1,086 11,197
La-Z-Boy, Inc. 3,502 123,235
Legacy Housing Corp.* 799 17,898
LGI Homes, Inc.* 1,679 198,239
Lovesac Co. (The)* 1,130 23,459
M/I Homes, Inc.* 2,174 229,379
MDC Holdings, Inc. 4,736 209,615
Meritage Homes Corp. 2,939 415,281
Purple Innovation, Inc., Class
a
A 4,414 2,738
Skyline Champion Corp.* 4,320 260,021
Snap One Holdings Corp.* 1,472 10,525
Sonos, Inc.* 10,240 154,624
Taylor Morrison Home Corp.,
Class
a
A* 8,484 382,628
Traeger, Inc.* 2,859 6,404
Tri Pointe Homes, Inc.* 7,994 233,265

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
126
URTY
::
Investments Shares
Common Stocks (a) (continued)
United Homes Group, Inc.*(b) 435 $ 3,376
Vizio Holding Corp., Class
a
A* 6,112 40,950
VOXX International Corp.,
Class
a
A* 955 10,257
3,945,040
Household Products — 0.2%
Central Garden & Pet Co.* 788 31,977
Central Garden & Pet Co.,
Class
a
A* 3,174 115,153
Energizer Holdings, Inc. 5,776 178,132
Oil-Dri Corp. of America 394 22,363
WD-40 Co. 1,096 265,101
612,726
Independent Power and Renewable Electricity Producers — 0.2%
Altus Power, Inc., Class
a
A* 5,149 25,745
Montauk Renewables, Inc.* 5,371 49,628
Ormat Technologies, Inc. 4,313 290,351
Sunnova Energy International,
Inc.*(b) 8,140 94,424
460,148
Industrial Conglomerates — 0.0%(d)
Brookfield Business Corp.,
Class
a
A 2,093 38,093
Industrial REITs — 0.3%
Innovative Industrial Properties,
Inc., REIT 2,251 183,817
LXP Industrial Trust, REIT 23,366 205,153
Plymouth Industrial REIT, Inc.,
REIT 3,462 75,299
Terreno Realty Corp., REIT 6,593 376,526
840,795
Insurance — 1.2%
Ambac Financial Group, Inc.* 3,568 52,628
American Coastal Insurance
Corp.* 1,584 13,100
American Equity Investment Life
Holding Co.* 6,267 345,688
AMERISAFE, Inc. 1,536 73,974
BRP Group, Inc., Class
a
A* 4,855 84,914
CNO Financial Group, Inc. 9,176 243,164
Crawford & Co., Class
a
A 1,165 13,025
Donegal Group, Inc., Class
a
A 1,237 17,603
eHealth, Inc.* 2,222 16,509
Employers Holdings, Inc. 2,160 82,750
Enstar Group Ltd.* 963 264,478
F&G Annuities & Life, Inc. 1,510 61,623
Fidelis Insurance Holdings Ltd.* 1,227 14,969
Genworth Financial, Inc.,
Class
a
A* 38,461 226,535
GoHealth, Inc., Class
a
A* 319 4,109
Goosehead Insurance, Inc.,
Class
a
A* 1,736 127,214
Greenlight Capital Re Ltd.,
Class
a
A* 2,084 23,091
HCI Group, Inc. 519 43,996
Investments Shares
Common Stocks (a) (continued)
Hippo Holdings, Inc.*(b) 842 $ 7,199
Horace Mann Educators Corp. 3,314 110,886
Investors Title Co. 97 14,667
James River Group Holdings
Ltd. 2,983 26,787
Kingsway Financial Services,
Inc.* 856 6,266
Lemonade, Inc.*(b) 4,085 72,182
Maiden Holdings Ltd.* 7,316 13,096
MBIA, Inc.* 3,901 28,243
Mercury General Corp. 2,160 80,460
National Western Life Group,
Inc., Class
a
A 183 87,772
NI Holdings, Inc.* 664 8,845
Oscar Health, Inc., Class
a
A* 12,463 105,936
Palomar Holdings, Inc.* 1,966 115,031
ProAssurance Corp. 4,356 53,884
Safety Insurance Group, Inc. 1,157 89,008
Selective Insurance Group, Inc. 4,855 493,705
Selectquote, Inc.* 10,992 13,850
SiriusPoint Ltd.* 7,369 78,701
Skyward Specialty Insurance
Group, Inc.* 1,922 62,849
Stewart Information Services
Corp. 2,157 101,918
Tiptree, Inc., Class
a
A 1,938 36,124
Trupanion, Inc.*(b) 3,192 82,098
United Fire Group, Inc. 1,696 35,429
Universal Insurance Holdings,
Inc. 2,039 34,581
3,468,887
Interactive Media & Services — 0.5%
Bumble, Inc., Class
a
A* 8,162 113,125
Cargurus, Inc., Class
a
A* 7,882 170,409
Cars.com, Inc.* 5,364 99,878
DHI Group, Inc.* 3,447 8,480
Eventbrite, Inc., Class
a
A* 6,234 43,950
EverQuote, Inc., Class
a
A* 1,707 17,889
fuboTV, Inc.* 22,829 72,825
Grindr, Inc.* 3,306 22,216
MediaAlpha, Inc., Class
a
A* 1,744 17,649
Nextdoor Holdings, Inc.* 11,727 18,763
Outbrain, Inc.* 3,308 12,603
QuinStreet, Inc.* 4,188 52,308
Shutterstock, Inc. 1,990 87,381
System1, Inc.*(b) 2,639 3,906
TrueCar, Inc.* 7,105 19,823
Vimeo, Inc.* 12,267 43,180
Yelp, Inc., Class
a
A* 5,427 237,214
Ziff Davis, Inc.* 3,796 242,261
ZipRecruiter, Inc., Class
a
A* 5,524 74,077
1,357,937
IT Services — 0.3%
BigBear.ai Holdings, Inc.*(b) 2,328 3,958
BigCommerce Holdings, Inc.,
Series 1* 5,418 47,245
Brightcove, Inc.* 3,474 8,511
Couchbase, Inc.* 2,742 53,853

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
127
URTY
::
Investments Shares
Common Stocks (a) (continued)
DigitalOcean Holdings, Inc.* 5,112 $ 151,417
Fastly, Inc., Class
a
A* 9,559 158,775
Grid Dynamics Holdings, Inc.* 4,471 56,692
Hackett Group, Inc. (The) 2,014 44,932
Information Services Group, Inc. 2,828 11,765
Perficient, Inc.* 2,769 171,346
Rackspace Technology, Inc.*(b) 5,099 6,425
Squarespace, Inc., Class
a
A* 3,603 100,992
Thoughtworks Holding, Inc.* 7,461 29,098
Tucows, Inc., Class
a
A*(b) 801 16,989
Unisys Corp.* 5,354 25,646
887,644
Leisure Products — 0.3%
Acushnet Holdings Corp. 2,517 142,210
AMMO, Inc.* 7,264 14,819
Clarus Corp. 2,356 13,406
Escalade, Inc. 801 14,899
Funko, Inc., Class
a
A* 2,809 18,202
JAKKS Pacific, Inc.* 584 17,193
Johnson Outdoors, Inc., Class
a
A 438 23,012
Latham Group, Inc.* 3,126 7,065
Malibu Boats, Inc., Class
a
A* 1,640 72,554
Marine Products Corp. 677 6,472
MasterCraft Boat Holdings, Inc.* 1,389 27,780
Smith & Wesson Brands, Inc. 3,688 50,710
Solo Brands, Inc., Class
a
A* 1,764 9,190
Sturm Ruger & Co., Inc. 1,411 62,027
Topgolf Callaway Brands Corp.* 11,603 142,253
Vista Outdoor, Inc.* 4,656 131,346
753,138
Life Sciences Tools & Services — 0.2%
Adaptive Biotechnologies Corp.* 9,150 40,077
Akoya Biosciences, Inc.* 1,793 7,871
BioLife Solutions, Inc.* 2,804 34,685
Codexis, Inc.* 5,373 12,680
CryoPort, Inc.* 3,250 45,565
Cytek Biosciences, Inc.* 9,765 67,769
Harvard Bioscience, Inc.* 3,226 13,743
MaxCyte, Inc.* 7,038 33,431
Mesa Laboratories, Inc. 414 35,343
NanoString Technologies,
Inc.*(b) 3,813 1,896
Nautilus Biotechnology, Inc.,
Class
a
A* 4,065 11,179
OmniAb, Inc.* 7,509 32,965
Pacific Biosciences of
California, Inc.* 20,311 172,237
Quanterix Corp.* 2,839 68,051
Quantum-Si, Inc.*(b) 8,200 13,202
Seer, Inc., Class
a
A* 4,726 7,609
SomaLogic, Inc.* 12,177 34,339
632,642
Machinery — 2.3%
374Water, Inc.* 4,836 5,561
3D Systems Corp.* 10,278 54,884
Alamo Group, Inc. 817 150,083
Investments Shares
Common Stocks (a) (continued)
Albany International Corp.,
Class
a
A 2,521 $ 216,352
Astec Industries, Inc. 1,831 56,926
Barnes Group, Inc. 3,949 104,175
Blue Bird Corp.* 1,413 26,960
Chart Industries, Inc.* 3,466 450,684
Columbus McKinnon Corp. 2,276 79,478
Commercial Vehicle Group, Inc.* 2,588 16,874
Desktop Metal, Inc., Class
a
A*(b) 22,607 15,818
Douglas Dynamics, Inc. 1,819 49,695
Energy Recovery, Inc.* 4,492 85,617
Enerpac Tool Group Corp.,
Class
a
A 4,544 124,051
Enpro Industries, Inc. 1,690 217,047
ESCO Technologies, Inc. 2,068 217,099
Federal Signal Corp. 4,834 333,256
Franklin Electric Co., Inc. 3,726 331,614
Gencor Industries, Inc.* 849 12,684
Gorman-Rupp Co. (The) 1,846 58,297
Greenbrier Cos., Inc. (The) 2,460 92,767
Helios Technologies, Inc. 2,641 101,361
Hillenbrand, Inc. 5,573 215,898
Hillman Solutions Corp.* 15,743 115,239
Hyliion Holdings Corp.* 11,899 6,767
Hyster-Yale Materials Handling,
Inc. 875 41,711
John Bean Technologies Corp. 2,569 265,378
Kadant, Inc. 945 246,286
Kennametal, Inc. 6,502 151,562
Lindsay Corp. 891 106,305
Luxfer Holdings plc 2,213 18,257
Manitowoc Co., Inc. (The)* 2,810 40,267
Mayville Engineering Co., Inc.* 904 11,481
Microvast Holdings, Inc.*(b) 8,470 9,910
Miller Industries, Inc. 895 35,567
Mueller Industries, Inc. 9,043 375,556
Mueller Water Products, Inc.,
Class
a
A 12,515 166,324
Nikola Corp.*(b) 50,116 48,733
Omega Flex, Inc. 261 18,406
Park-Ohio Holdings Corp. 675 15,370
Proto Labs, Inc.* 2,123 76,852
REV Group, Inc. 2,554 40,328
Shyft Group, Inc. (The) 2,774 30,708
SPX Technologies, Inc.* 3,562 303,874
Standex International Corp. 951 127,263
Tennant Co. 1,495 128,002
Terex Corp. 5,420 268,290
Titan International, Inc.* 4,228 55,260
Trinity Industries, Inc. 6,547 163,413
Velo3D, Inc.*(b) 7,174 6,949
Wabash National Corp. 3,825 83,844
Watts Water Technologies, Inc.,
Class
a
A 2,209 425,254
6,400,337
Marine Transportation — 0.2%
Costamare, Inc. 3,905 39,479
Eagle Bulk Shipping, Inc.(b) 746 33,906
Genco Shipping & Trading Ltd. 3,394 52,675

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
128
URTY
::
Investments Shares
Common Stocks (a) (continued)
Golden Ocean Group Ltd.(b) 9,923 $ 93,772
Himalaya Shipping Ltd.* 701 4,206
Matson, Inc. 2,873 275,147
Pangaea Logistics Solutions
Ltd.(b) 2,935 20,545
Safe Bulkers, Inc. 5,427 21,057
540,787
Media — 0.4%
Advantage Solutions, Inc.* 6,997 19,242
AMC Networks, Inc., Class
a
A* 2,493 37,993
Boston Omaha Corp., Class
a
A* 1,890 27,405
Cardlytics, Inc.* 2,724 21,683
Clear Channel Outdoor
Holdings, Inc.* 30,231 43,835
Daily Journal Corp.* 110 35,814
Emerald Holding, Inc.* 1,253 6,353
Entravision Communications
Corp., Class
a
A 4,846 19,239
EW Scripps Co. (The), Class
a
A* 4,796 33,140
Gambling.com Group Ltd.* 858 8,202
Gannett Co., Inc.* 11,627 21,510
Gray Television, Inc. 6,675 51,598
iHeartMedia, Inc., Class
a
A* 8,273 21,675
Integral Ad Science Holding
Corp.* 3,857 56,274
John Wiley & Sons, Inc., Class
a
A 3,443 104,013
Magnite, Inc.* 10,796 87,232
PubMatic, Inc., Class
a
A* 3,446 57,583
Scholastic Corp. 2,202 83,654
Sinclair, Inc. 2,644 33,341
Stagwell, Inc., Class
a
A* 6,137 30,808
TechTarget, Inc.* 2,101 62,189
TEGNA, Inc. 16,282 249,603
Thryv Holdings, Inc.* 2,499 44,457
Townsquare Media, Inc.,
Class
a
A 943 9,373
Urban One, Inc., Class
a
A* 730 3,044
Urban One, Inc., Class
a
D* 915 3,761
WideOpenWest, Inc.* 4,085 16,340
1,189,361
Metals & Mining — 1.3%
5E Advanced Materials, Inc.* 3,165 6,520
Alpha Metallurgical Resources,
Inc. 1,006 282,243
Arch Resources, Inc. 1,476 244,957
ATI, Inc.* 10,401 457,124
Caledonia Mining Corp. plc(b) 1,322 15,666
Carpenter Technology Corp. 3,884 275,026
Century Aluminum Co.* 4,239 33,318
Coeur Mining, Inc.* 26,693 81,414
Commercial Metals Co. 9,448 428,278
Compass Minerals International,
Inc. 2,762 67,061
Constellium SE, Class
a
A* 10,210 177,654
Contango ORE, Inc.* 321 7,014
Dakota Gold Corp.* 4,329 12,208
Haynes International, Inc. 1,006 49,374
Hecla Mining Co. 49,271 245,370
Investments Shares
Common Stocks (a) (continued)
i-80 Gold Corp.* 15,567 $ 25,218
Ivanhoe Electric, Inc.*(b) 4,499 51,109
Kaiser Aluminum Corp. 1,286 75,205
Materion Corp. 1,657 187,423
NioCorp Developments Ltd.* 155 504
Novagold Resources, Inc.* 19,495 81,879
Olympic Steel, Inc. 795 44,941
Perpetua Resources Corp.*(b) 3,041 9,610
Piedmont Lithium, Inc.* 1,448 37,518
Ramaco Resources, Inc.,
Class
a
A(b) 1,819 30,377
Ramaco Resources, Inc.,
Class
a
B 362 5,415
Ryerson Holding Corp. 1,944 60,206
Schnitzer Steel Industries, Inc.,
Class
a
A 2,087 53,490
SunCoke Energy, Inc. 6,737 62,721
TimkenSteel Corp.* 3,505 71,222
Tredegar Corp. 2,124 9,983
Warrior Met Coal, Inc. 4,173 233,563
Worthington Industries, Inc. 2,482 177,959
3,601,570
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
AFC Gamma, Inc. 1,277 14,494
Angel Oak Mortgage REIT, Inc. 953 9,864
Apollo Commercial Real Estate
Finance, Inc. 11,452 123,453
Arbor Realty Trust, Inc.(b) 14,684 183,256
Ares Commercial Real Estate
Corp. 4,190 42,109
ARMOUR Residential REIT, Inc.
(b) 3,694 65,014
Blackstone Mortgage Trust, Inc.,
Class
a
A(b) 13,896 308,213
BrightSpire Capital, Inc.,
Class
a
A 10,384 70,507
Chicago Atlantic Real Estate
Finance, Inc. 1,272 19,691
Chimera Investment Corp. 18,772 97,802
Claros Mortgage Trust, Inc. 7,316 89,328
Dynex Capital, Inc. 4,356 49,833
Ellington Financial, Inc.(b) 5,266 68,458
Franklin BSP Realty Trust, Inc. 6,702 87,662
Granite Point Mortgage Trust,
Inc. 4,117 22,644
Hannon Armstrong Sustainable
Infrastructure Capital, Inc. 8,341 201,936
Invesco Mortgage Capital, Inc.
(b) 3,382 27,093
KKR Real Estate Finance Trust,
Inc. 4,745 59,597
Ladder Capital Corp., Class
a
A 9,133 102,381
MFA Financial, Inc. 8,248 89,078
New York Mortgage Trust, Inc. 7,338 64,501
Nexpoint Real Estate Finance,
Inc. 640 10,477
Orchid Island Capital, Inc.(b) 3,560 26,237
PennyMac Mortgage Investment
Trust 7,124 100,021
Ready Capital Corp. 12,918 132,022

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
129
URTY
::
Investments Shares
Common Stocks (a) (continued)
Redwood Trust, Inc. 9,178 $ 65,256
TPG RE Finance Trust, Inc. 5,569 32,913
Two Harbors Investment Corp. 7,843 108,704
2,272,544
Multi-Utilities — 0.3%
Avista Corp. 6,084 206,552
Black Hills Corp. 5,374 277,244
Northwestern Energy Group,
Inc. 4,854 244,205
Unitil Corp. 1,286 62,345
790,346
Office REITs — 0.4%
Brandywine Realty Trust, REIT 13,718 61,182
City Office REIT, Inc., REIT 3,139 15,161
COPT Defense Properties, REIT 9,093 220,051
Douglas Emmett, Inc., REIT 13,243 161,830
Easterly Government Properties,
Inc., Class
a
A, REIT 7,582 88,406
Equity Commonwealth, REIT 8,462 159,001
JBG SMITH Properties, REIT 8,811 120,887
Office Properties Income Trust,
REIT 3,878 21,639
Orion Office REIT, Inc., REIT 4,608 23,777
Paramount Group, Inc., REIT 14,914 70,096
Peakstone Realty Trust, REIT 2,912 46,476
Piedmont Office Realty Trust,
Inc., Class
a
A, REIT 9,954 61,914
Postal Realty Trust, Inc.,
Class
a
A, REIT 1,510 21,140
SL Green Realty Corp., REIT(b) 5,225 191,078
1,262,638
Oil, Gas & Consumable Fuels — 3.2%
Amplify Energy Corp.* 2,922 17,941
Ardmore Shipping Corp. 3,312 45,043
Berry Corp. 6,147 44,136
California Resources Corp. 5,793 296,660
Callon Petroleum Co.* 4,940 154,474
Centrus Energy Corp., Class
a
A* 993 49,670
Chord Energy Corp. 3,375 547,223
Civitas Resources, Inc. 5,584 383,565
Clean Energy Fuels Corp.* 13,671 49,352
CNX Resources Corp.* 12,840 267,842
Comstock Resources, Inc.(b) 7,414 73,176
CONSOL Energy, Inc. 2,692 287,156
Crescent Energy Co., Class
a
A 3,083 35,146
CVR Energy, Inc. 2,391 75,962
Delek US Holdings, Inc. 5,263 142,835
DHT Holdings, Inc. 11,059 110,148
Dorian LPG Ltd. 2,584 109,458
Empire Petroleum Corp.*(b) 1,021 9,230
Encore Energy Corp.* 11,406 44,483
Energy Fuels, Inc.*(b) 12,666 100,695
Enviva, Inc.(b) 2,520 3,074
Equitrans Midstream Corp. 35,225 330,411
Evolution Petroleum Corp. 2,500 14,825
Excelerate Energy, Inc., Class
a
A 1,463 24,461
FLEX LNG Ltd. 2,404 69,764
Investments Shares
Common Stocks (a) (continued)
Gevo, Inc.*(b) 18,842 $ 21,292
Golar LNG Ltd. 8,172 175,943
Granite Ridge Resources, Inc. 2,095 12,381
Green Plains, Inc.* 4,691 116,712
Gulfport Energy Corp.* 882 120,869
Hallador Energy Co.* 1,841 23,252
HighPeak Energy, Inc.(b) 969 14,903
International Seaways, Inc. 3,276 149,517
Kinetik Holdings, Inc.,
Class
a
A(b) 1,385 50,359
Kosmos Energy Ltd.* 36,811 249,947
Magnolia Oil & Gas Corp.,
Class
a
A 14,786 317,899
Matador Resources Co. 9,136 528,792
Murphy Oil Corp. 11,986 512,641
NACCO Industries, Inc., Class
a
A 341 11,805
NextDecade Corp.* 2,469 12,320
Nordic American Tankers Ltd. 16,545 64,195
Northern Oil and Gas, Inc. 6,600 246,972
Overseas Shipholding Group,
Inc., Class
a
A* 5,102 24,745
Par Pacific Holdings, Inc.* 4,456 152,707
PBF Energy, Inc., Class
a
A 9,179 407,548
Peabody Energy Corp. 10,047 239,521
Permian Resources Corp.,
Class
a
A 28,821 378,708
PrimeEnergy Resources Corp.* 58 6,191
REX American Resources Corp.* 1,250 61,275
Riley Exploration Permian, Inc. 710 17,537
Ring Energy, Inc.* 9,665 15,947
SandRidge Energy, Inc. 2,572 35,519
Scorpio Tankers, Inc. 3,981 218,517
SFL Corp. Ltd. 9,284 105,466
SilverBow Resources, Inc.* 1,424 45,297
Sitio Royalties Corp. 6,508 143,371
SM Energy Co. 9,682 362,591
Talos Energy, Inc.* 8,883 123,651
Teekay Corp.* 5,373 37,074
Teekay Tankers Ltd., Class
a
A 1,924 95,604
Tellurian, Inc.*(b) 42,976 26,172
Uranium Energy Corp.* 29,656 193,357
VAALCO Energy, Inc. 8,684 40,381
Verde Clean Fuels, Inc.* 344 943
Vertex Energy, Inc.* 5,264 17,792
Vital Energy, Inc.* 1,361 61,027
Vitesse Energy, Inc. 2,018 47,685
W&T Offshore, Inc. 7,923 26,463
World Kinect Corp. 4,975 104,674
8,906,292
Paper & Forest Products — 0.1%
Clearwater Paper Corp.* 1,352 47,415
Glatfelter Corp.* 3,567 5,243
Sylvamo Corp. 2,938 147,723
200,381
Passenger Airlines — 0.3%
Allegiant Travel Co. 1,272 87,119
Blade Air Mobility, Inc.* 4,785 15,168
Frontier Group Holdings, Inc.*(b) 3,069 12,000

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
130
URTY
::
Investments Shares
Common Stocks (a) (continued)
Hawaiian Holdings, Inc.* 4,102 $ 18,418
JetBlue Airways Corp.* 26,664 117,855
Joby Aviation, Inc.*(b) 22,470 133,921
SkyWest, Inc.* 3,544 167,560
Spirit Airlines, Inc. 8,847 131,113
Sun Country Airlines Holdings,
Inc.* 3,037 46,102
729,256
Personal Care Products — 0.6%
Beauty Health Co. (The)*(b) 6,596 16,886
BellRing Brands, Inc.* 10,812 571,955
Edgewell Personal Care Co. 4,131 143,800
elf Beauty, Inc.* 4,302 508,023
Herbalife Ltd.* 7,969 102,641
Inter Parfums, Inc. 1,478 184,987
Medifast, Inc. 861 57,153
Nature's Sunshine Products,
Inc.* 1,065 18,243
Nu Skin Enterprises, Inc.,
Class
a
A 4,019 68,403
USANA Health Sciences, Inc.* 915 43,243
Waldencast plc*(b) 2,903 27,695
1,743,029
Pharmaceuticals — 1.0%
Aclaris Therapeutics, Inc.* 5,596 4,895
Amneal Pharmaceuticals, Inc.* 9,821 42,329
Amphastar Pharmaceuticals,
Inc.* 3,065 172,621
Amylyx Pharmaceuticals, Inc.* 4,091 57,929
ANI Pharmaceuticals, Inc.* 1,166 58,078
Arvinas, Inc.* 3,959 86,979
Assertio Holdings, Inc.* 7,147 7,290
Atea Pharmaceuticals, Inc.* 6,176 18,466
Axsome Therapeutics, Inc.*(b) 2,838 191,423
Biote Corp., Class
a
A* 1,127 5,624
Bright Green Corp.* 4,694 1,289
Cara Therapeutics, Inc.* 3,766 3,641
Cassava Sciences, Inc.*(b) 3,205 66,760
Citius Pharmaceuticals, Inc.*(b) 9,905 7,636
Collegium Pharmaceutical, Inc.* 2,793 71,585
Corcept Therapeutics, Inc.* 6,467 164,715
CorMedix, Inc.*(b) 4,198 13,644
Cymabay Therapeutics, Inc.* 7,904 151,204
Edgewise Therapeutics, Inc.* 3,448 20,964
Enliven Therapeutics, Inc.*(b) 1,879 21,158
Evolus, Inc.* 3,336 31,592
Eyenovia, Inc.* 2,426 3,445
EyePoint Pharmaceuticals, Inc.* 2,110 13,188
Harmony Biosciences Holdings,
Inc.* 2,658 77,241
Harrow, Inc.*(b) 2,359 21,774
Ikena Oncology, Inc.* 1,999 2,899
Innoviva, Inc.* 4,810 66,619
Intra-Cellular Therapies, Inc.* 7,547 463,159
Ligand Pharmaceuticals, Inc.* 1,343 78,310
Liquidia Corp.* 3,825 27,387
Longboard Pharmaceuticals,
Inc.* 1,250 4,700
Investments Shares
Common Stocks (a) (continued)
Marinus Pharmaceuticals, Inc.* 4,084 $ 27,485
NGM Biopharmaceuticals, Inc.* 3,495 2,610
Nuvation Bio, Inc.* 11,737 14,554
Ocular Therapeutix, Inc.* 6,286 15,589
Omeros Corp.*(b) 4,904 10,740
Optinose, Inc.* 5,873 7,341
Pacira BioSciences, Inc.* 3,672 100,172
Phathom Pharmaceuticals, Inc.* 2,489 17,398
Phibro Animal Health Corp.,
Class
a
A 1,648 15,804
Pliant Therapeutics, Inc.* 4,549 63,186
Prestige Consumer Healthcare,
Inc.* 4,017 230,375
Rain Oncology, Inc.* 1,368 1,436
Revance Therapeutics, Inc.* 6,724 45,521
Scilex Holding Co.*(b) 4,873 6,091
scPharmaceuticals, Inc.*(b) 2,328 12,664
SIGA Technologies, Inc. 3,708 20,134
Supernus Pharmaceuticals, Inc.* 3,961 107,937
Taro Pharmaceutical Industries
Ltd.* 657 23,652
Tarsus Pharmaceuticals, Inc.* 1,902 31,440
Terns Pharmaceuticals, Inc.*(b) 3,453 15,366
Theravance Biopharma, Inc.*(b) 4,542 47,600
Theseus Pharmaceuticals, Inc.* 1,627 6,199
Third Harmonic Bio, Inc.* 1,572 13,362
Trevi Therapeutics, Inc.* 3,352 3,771
Ventyx Biosciences, Inc.*(b) 3,768 8,139
Verrica Pharmaceuticals, Inc.*(b) 1,680 6,182
WaVe Life Sciences Ltd.* 4,761 25,281
Xeris Biopharma Holdings, Inc.* 10,719 19,937
Zevra Therapeutics, Inc.*(b) 2,740 13,042
2,871,552
Professional Services — 1.7%
Alight, Inc., Class
a
A* 32,098 245,550
ASGN, Inc.* 3,886 346,787
Asure Software, Inc.* 1,525 12,154
Barrett Business Services, Inc. 533 58,603
BlackSky Technology, Inc.* 9,631 12,713
CBIZ, Inc.* 3,865 223,745
Conduent, Inc.* 13,866 42,153
CRA International, Inc. 547 51,839
CSG Systems International, Inc. 2,550 125,435
ExlService Holdings, Inc.* 13,038 369,888
Exponent, Inc. 4,085 314,382
First Advantage Corp. 4,407 68,353
FiscalNote Holdings, Inc.*(b) 5,015 5,115
Forrester Research, Inc.* 947 22,898
Franklin Covey Co.* 938 36,469
Heidrick & Struggles
International, Inc. 1,599 43,461
HireQuest, Inc.(b) 432 6,398
HireRight Holdings Corp.* 1,175 15,451
Huron Consulting Group, Inc.* 1,536 160,005
IBEX Holdings Ltd.* 882 15,638
ICF International, Inc. 1,510 211,325
Innodata, Inc.* 2,032 13,736
Insperity, Inc. 2,941 334,539
Kelly Services, Inc., Class
a
A 2,574 53,513

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
131
URTY
::
Investments Shares
Common Stocks (a) (continued)
Kforce, Inc. 1,566 $ 109,150
Korn Ferry 4,206 217,618
Legalzoom.com, Inc.* 8,395 96,794
Maximus, Inc. 4,903 409,351
Mistras Group, Inc.* 1,677 11,102
NV5 Global, Inc.* 1,108 107,786
Planet Labs PBC* 13,551 32,929
Resources Connection, Inc. 2,616 35,578
Skillsoft Corp.*(b) 354 6,776
Sterling Check Corp.* 2,440 30,890
TriNet Group, Inc.* 3,035 351,848
TrueBlue, Inc.* 2,449 34,139
TTEC Holdings, Inc. 1,570 29,390
Upwork, Inc.* 9,975 140,548
Verra Mobility Corp., Class
a
A* 11,254 225,980
Willdan Group, Inc.* 983 19,660
4,649,689
Real Estate Management & Development — 0.5%
American Realty Investors,
Inc.*(b) 122 1,841
Anywhere Real Estate, Inc.* 8,691 46,758
Compass, Inc., Class
a
A* 24,070 53,435
Cushman & Wakefield plc* 13,392 109,948
DigitalBridge Group, Inc. 13,047 225,191
Douglas Elliman, Inc. 6,531 12,735
eXp World Holdings, Inc.(b) 5,746 69,584
Forestar Group, Inc.* 1,477 45,093
FRP Holdings, Inc.* 533 29,395
Kennedy-Wilson Holdings, Inc. 9,537 108,245
Marcus & Millichap, Inc. 1,912 65,792
Maui Land & Pineapple Co.,
Inc.* 605 9,045
Newmark Group, Inc., Class
a
A 11,067 91,081
Opendoor Technologies, Inc.* 43,997 132,431
RE/MAX Holdings, Inc., Class
a
A 1,409 12,963
Redfin Corp.* 8,569 59,726
RMR Group, Inc. (The), Class
a
A 1,238 29,502
St Joe Co. (The) 2,776 142,770
Stratus Properties, Inc.* 457 12,828
Tejon Ranch Co.* 1,689 26,669
Transcontinental Realty
Investors, Inc.* 150 4,928
1,289,960
Residential REITs — 0.3%
Apartment Investment and
Management Co., Class
a
A,
REIT* 11,957 82,384
BRT Apartments Corp., REIT 961 17,490
Centerspace, REIT 1,220 65,075
Clipper Realty, Inc., REIT 921 4,697
Elme Communities, REIT 7,088 93,136
Independence Realty Trust, Inc.,
REIT 18,197 247,843
NexPoint Residential Trust, Inc.,
REIT 1,821 55,450
UMH Properties, Inc., REIT 4,494 63,455
Veris Residential, Inc., REIT 6,380 92,446
721,976
Investments Shares
Common Stocks (a) (continued)
Retail REITs — 0.8%
Acadia Realty Trust, REIT 7,538 $ 113,975
Alexander's, Inc., REIT 174 32,009
CBL & Associates Properties,
Inc., REIT(b) 2,168 50,948
Getty Realty Corp., REIT 3,615 106,389
InvenTrust Properties Corp.,
REIT 5,484 132,274
Kite Realty Group Trust, REIT 17,557 370,804
Macerich Co. (The), REIT 17,430 199,922
NETSTREIT Corp., REIT 5,438 83,636
Phillips Edison & Co., Inc., REIT 9,513 335,238
Retail Opportunity Investments
Corp., REIT 9,926 127,748
RPT Realty, REIT 6,927 80,492
Saul Centers, Inc., REIT 941 34,770
SITE Centers Corp., REIT 15,369 202,717
Tanger, Inc., REIT 8,241 205,695
Urban Edge Properties, REIT 9,265 155,189
Whitestone REIT, REIT 3,925 43,018
2,274,824
Semiconductors & Semiconductor Equipment — 2.0%
ACM Research, Inc., Class
a
A* 3,879 64,547
Aehr Test Systems* 2,085 47,872
Alpha & Omega Semiconductor
Ltd.* 1,869 39,978
Ambarella, Inc.* 3,055 179,359
Amkor Technology, Inc. 8,261 232,712
Atomera, Inc.*(b) 1,707 11,761
Axcelis Technologies, Inc.* 2,627 326,484
CEVA, Inc.* 1,875 40,800
Cohu, Inc.* 3,763 119,400
Credo Technology Group
Holding Ltd.* 7,866 140,880
Diodes, Inc.* 3,643 241,968
FormFactor, Inc.* 6,223 233,860
Ichor Holdings Ltd.* 2,300 60,099
Impinj, Inc.* 1,853 154,892
indie Semiconductor, Inc.,
Class
a
A* 11,105 82,843
inTEST Corp.* 861 11,253
Kulicke & Soffa Industries, Inc. 4,476 230,604
MACOM Technology Solutions
Holdings, Inc.* 4,384 368,168
Maxeon Solar Technologies
Ltd.* 2,368 9,780
MaxLinear, Inc., Class
a
A* 6,013 112,623
Navitas Semiconductor Corp.,
Class
a
A* 8,813 61,162
NVE Corp. 384 27,521
Onto Innovation, Inc.* 3,949 556,849
PDF Solutions, Inc.* 2,466 73,955
Photronics, Inc.* 4,924 104,044
Power Integrations, Inc. 4,580 349,958
Rambus, Inc.* 8,794 595,090
Semtech Corp.* 5,156 84,404
Silicon Laboratories, Inc.* 2,562 269,958
SiTime Corp.* 1,385 153,181

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
132
URTY
::
Investments Shares
Common Stocks (a) (continued)
SkyWater Technology, Inc.* 1,417 $ 9,990
SMART Global Holdings, Inc.* 3,905 65,057
Synaptics, Inc.* 3,186 322,551
Transphorm, Inc.* 2,264 7,018
Ultra Clean Holdings, Inc.* 3,584 97,270
Veeco Instruments, Inc.* 4,101 117,002
5,604,893
Software — 3.8%
8x8, Inc.* 9,386 29,003
A10 Networks, Inc. 5,696 71,143
ACI Worldwide, Inc.* 8,745 233,841
Adeia, Inc. 8,628 79,291
Agilysys, Inc.* 1,617 139,208
Alarm.com Holdings, Inc.* 3,865 210,565
Alkami Technology, Inc.* 3,189 72,614
Altair Engineering, Inc., Class
a
A* 4,330 313,752
American Software, Inc.,
Class
a
A 2,606 25,878
Amplitude, Inc., Class
a
A* 5,457 58,117
Appfolio, Inc., Class
a
A* 1,548 292,959
Appian Corp., Class
a
A* 3,311 119,991
Applied Digital Corp.*(b) 5,558 25,956
Asana, Inc., Class
a
A* 6,405 134,569
Aurora Innovation, Inc.* 26,836 58,771
AvePoint, Inc.* 12,359 101,220
Bit Digital, Inc.*(b) 5,825 15,029
Blackbaud, Inc.* 3,512 264,243
BlackLine, Inc.* 4,544 262,870
Box, Inc., Class
a
A* 11,367 297,474
Braze, Inc., Class
a
A* 4,226 232,176
C3.ai, Inc., Class
a
A*(b) 4,874 141,931
Cerence, Inc.* 3,251 56,210
Cipher Mining, Inc.*(b) 3,351 9,282
Cleanspark, Inc.* 8,910 55,598
Clear Secure, Inc., Class
a
A 6,720 143,338
CommVault Systems, Inc.* 3,554 261,503
Consensus Cloud Solutions,
Inc.* 1,581 29,122
CoreCard Corp.* 584 7,610
CS Disco, Inc.* 1,821 10,835
CXApp, Inc.* 152 208
Digimarc Corp.*(b) 1,144 38,198
Digital Turbine, Inc.* 7,716 35,879
Domo, Inc., Class
a
B* 2,538 24,086
E2open Parent Holdings, Inc.* 13,689 49,828
Ebix, Inc. 2,125 8,373
eGain Corp.* 1,723 13,129
Enfusion, Inc., Class
a
A* 3,041 31,109
EngageSmart, Inc.* 3,918 89,370
Envestnet, Inc.* 4,042 153,717
Everbridge, Inc.* 3,280 66,781
EverCommerce, Inc.* 1,879 17,512
Expensify, Inc., Class
a
A* 4,447 10,362
Freshworks, Inc., Class
a
A* 13,065 261,561
Instructure Holdings, Inc.* 1,573 41,134
Intapp, Inc.* 1,777 66,638
InterDigital, Inc. 2,157 215,527
Jamf Holding Corp.* 5,633 92,776
Kaltura, Inc.* 6,455 11,038
Investments Shares Value
Common Stocks (a) (continued)
LivePerson, Inc.* 5,804 $ 16,483
LiveRamp Holdings, Inc.* 5,304 175,881
LiveVox Holdings, Inc.* 1,794 6,602
Marathon Digital Holdings,
Inc.*(b) 13,791 165,078
Matterport, Inc.* 20,215 50,942
MeridianLink, Inc.* 2,118 40,284
MicroStrategy, Inc., Class
a
A*(b) 891 443,985
Mitek Systems, Inc.* 3,443 38,871
Model N, Inc.* 3,009 69,057
N-able, Inc.* 5,637 67,137
NextNav, Inc.*(b) 4,413 17,475
Olo, Inc., Class
a
A* 8,332 44,660
ON24, Inc. 2,634 20,045
OneSpan, Inc.* 3,229 32,387
PagerDuty, Inc.* 7,153 155,935
PowerSchool Holdings, Inc.,
Class
a
A* 4,513 105,243
Progress Software Corp. 3,509 188,995
PROS Holdings, Inc.* 3,604 131,726
Q2 Holdings, Inc.* 4,594 163,179
Qualys, Inc.* 2,999 554,335
Rapid7, Inc.* 4,836 261,869
Red Violet, Inc.* 895 18,723
Rimini Street, Inc.* 4,206 13,207
Riot Platforms, Inc.*(b) 13,751 172,575
Sapiens International Corp. NV 2,477 63,733
SEMrush Holdings, Inc.,
Class
a
A* 2,529 27,617
SolarWinds Corp.* 4,106 47,589
SoundHound AI, Inc.*(b) 11,123 23,803
SoundThinking, Inc.* 767 17,073
Sprinklr, Inc., Class
a
A* 8,312 130,332
Sprout Social, Inc., Class
a
A* 3,851 219,122
SPS Commerce, Inc.* 2,960 509,949
Tenable Holdings, Inc.* 9,206 381,036
Terawulf, Inc.*(b) 10,922 12,670
Varonis Systems, Inc., Class
a
B* 8,762 367,040
Verint Systems, Inc.* 5,036 123,735
Veritone, Inc.*(b) 2,110 4,368
Viant Technology, Inc., Class
a
A* 1,158 7,330
Weave Communications, Inc.* 2,645 24,969
Workiva, Inc., Class
a
A* 3,943 379,198
Xperi, Inc.* 3,439 35,490
Yext, Inc.* 8,635 57,250
Zeta Global Holdings Corp.,
Class
a
A* 11,088 90,589
Zuora, Inc., Class
a
A* 10,461 95,404
10,554,296
Specialized REITs — 0.3%
Farmland Partners, Inc., REIT(b) 3,879 48,022
Four Corners Property Trust,
Inc., REIT 6,989 160,677
Gladstone Land Corp., REIT 2,704 38,802
Outfront Media, Inc., REIT 11,904 145,586
PotlatchDeltic Corp., REIT 6,380 292,459
Safehold, Inc., REIT 3,530 69,506
Uniti Group, Inc., REIT 19,203 106,193
861,245

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
133
URTY
::
Investments Shares Value
Common Stocks (a) (continued)
Specialty Retail — 1.7%
1-800-Flowers.com, Inc.,
Class
a
A* 2,100 $ 18,543
Aaron's Co., Inc. (The) 2,469 21,752
Abercrombie & Fitch Co.,
Class
a
A* 3,939 298,931
Academy Sports & Outdoors,
Inc. 6,023 306,390
American Eagle Outfitters, Inc. 14,732 280,350
America's Car-Mart, Inc.* 486 38,817
Arko Corp. 6,638 49,652
Asbury Automotive Group, Inc.* 1,670 350,399
BARK, Inc.*(b) 10,753 8,837
Beyond, Inc.* 3,637 69,903
Big 5 Sporting Goods Corp.(b) 1,734 10,283
Boot Barn Holdings, Inc.* 2,396 175,579
Buckle, Inc. (The) 2,463 94,973
Build-A-Bear Workshop, Inc. 1,062 25,945
Caleres, Inc. 2,796 84,887
Camping World Holdings, Inc.,
Class
a
A 3,371 71,263
CarParts.com, Inc.* 4,278 13,091
Carvana Co., Class
a
A*(b) 7,736 242,292
Cato Corp. (The), Class
a
A 1,401 9,695
Chico's FAS, Inc.* 9,702 73,153
Children's Place, Inc. (The)* 961 21,863
Designer Brands, Inc.,
Class
a
A(b) 3,977 46,292
Destination XL Group, Inc.* 4,698 17,758
Duluth Holdings, Inc., Class
a
B* 1,090 5,461
Envela Corp.* 607 2,659
EVgo, Inc., Class
a
A*(b) 8,232 25,684
Foot Locker, Inc. 6,619 178,250
Genesco, Inc.* 975 36,436
Group 1 Automotive, Inc. 1,123 316,798
GrowGeneration Corp.* 4,572 12,161
Guess?, Inc. 2,322 51,130
Haverty Furniture Cos., Inc. 1,179 36,950
Hibbett, Inc. 1,015 63,488
J Jill, Inc.* 367 10,830
Lands' End, Inc.* 1,195 8,437
Lazydays Holdings, Inc.*(b) 1,048 7,242
Leslie's, Inc.* 14,317 70,583
MarineMax, Inc.* 1,723 51,397
Monro, Inc. 2,512 72,647
National Vision Holdings, Inc.* 6,261 115,515
ODP Corp. (The)* 2,656 120,981
OneWater Marine, Inc., Class
a
A* 928 24,917
PetMed Express, Inc. 1,653 11,455
Rent the Runway, Inc.,
Class
a
A*(b) 3,926 2,115
Revolve Group, Inc., Class
a
A* 3,311 44,103
Sally Beauty Holdings, Inc.* 8,654 83,684
Shoe Carnival, Inc. 1,466 35,609
Signet Jewelers Ltd. 3,596 295,519
Sleep Number Corp.* 1,723 17,471
Sonic Automotive, Inc., Class
a
A 1,264 64,805
Sportsman's Warehouse
Holdings, Inc.* 3,050 14,731
Investments Shares Value
Common Stocks (a) (continued)
Stitch Fix, Inc., Class
a
A* 6,892 $ 25,776
ThredUp, Inc., Class
a
A* 5,785 11,281
Tile Shop Holdings, Inc.* 2,322 15,673
Tilly's, Inc., Class
a
A* 1,806 14,936
Torrid Holdings, Inc.*(b) 971 3,729
Upbound Group, Inc. 4,445 129,349
Urban Outfitters, Inc.* 5,145 183,676
Warby Parker, Inc., Class
a
A* 6,831 71,111
Winmark Corp. 232 99,760
Zumiez, Inc.* 1,284 24,242
4,691,239
Technology Hardware, Storage & Peripherals — 0.5%
CompoSecure, Inc.* 1,324 6,607
Corsair Gaming, Inc.* 2,980 38,472
CPI Card Group, Inc.* 342 6,084
Eastman Kodak Co.* 4,595 16,634
Immersion Corp. 2,523 16,349
Intevac, Inc.* 2,054 7,641
IonQ, Inc.*(b) 12,960 158,501
Super Micro Computer, Inc.* 3,742 1,023,358
Turtle Beach Corp.* 1,260 14,250
Xerox Holdings Corp. 9,256 129,491
1,417,387
Textiles, Apparel & Luxury Goods — 0.3%
Allbirds, Inc., Class
a
A*(b) 7,661 6,929
Figs, Inc., Class
a
A* 10,301 74,785
Fossil Group, Inc.* 3,878 4,266
G-III Apparel Group Ltd.* 3,331 95,833
Hanesbrands, Inc.* 28,378 103,296
Kontoor Brands, Inc. 4,530 249,014
Movado Group, Inc. 1,235 32,295
Oxford Industries, Inc. 1,207 109,149
Rocky Brands, Inc. 564 16,283
Steven Madden Ltd. 6,072 230,250
Vera Bradley, Inc.* 2,114 15,876
Wolverine World Wide, Inc. 6,263 53,674
991,650
Tobacco — 0.1%
Ispire Technology, Inc.*(b) 221 2,292
Turning Point Brands, Inc. 1,378 31,459
Universal Corp. 1,946 109,482
Vector Group Ltd. 11,718 125,500
268,733
Trading Companies & Distributors — 1.3%
Alta Equipment Group, Inc. 1,858 17,725
Applied Industrial Technologies,
Inc. 3,111 497,978
Beacon Roofing Supply, Inc.* 4,351 349,646
BlueLinx Holdings, Inc.* 708 62,198
Boise Cascade Co. 3,205 350,307
Custom Truck One Source, Inc.* 4,570 26,552
Distribution Solutions Group,
Inc.* 729 18,560
DXP Enterprises, Inc.* 1,138 33,321
EVI Industries, Inc. 377 9,764

See accompanying notes to the financial statements.
ULTRAPRO RUSSELL2000 :: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
134
URTY
::
Investments Shares Value
Common Stocks (a) (continued)
FTAI Aviation Ltd. 8,026 $ 330,752
GATX Corp. 2,860 311,740
Global Industrial Co. 1,054 37,533
GMS, Inc.* 3,311 223,956
H&E Equipment Services, Inc. 2,592 114,852
Herc Holdings, Inc. 2,279 281,821
Hudson Technologies, Inc.* 3,532 43,620
Karat Packaging, Inc. 460 9,922
McGrath RentCorp 1,993 202,668
MRC Global, Inc.* 6,762 69,919
NOW, Inc.* 8,586 85,602
Rush Enterprises, Inc., Class
a
A 5,018 199,064
Rush Enterprises, Inc., Class
a
B 746 32,533
Textainer Group Holdings Ltd. 3,383 166,545
Titan Machinery, Inc.* 1,659 37,925
Transcat, Inc.* 595 58,298
Willis Lease Finance Corp.* 254 11,613
Xometry, Inc., Class
a
A*(b) 2,736 66,977
3,651,391
Water Utilities — 0.3%
American States Water Co. 2,986 238,581
Artesian Resources Corp.,
Class
a
A 737 30,991
Cadiz, Inc.* 3,270 8,927
California Water Service Group 4,657 235,504
Consolidated Water Co. Ltd.,
Class
a
D 1,213 43,777
Global Water Resources, Inc. 913 11,139
Middlesex Water Co. 1,413 90,291
Pure Cycle Corp.* 1,577 15,770
SJW Group 2,572 168,826
York Water Co. (The) 1,146 43,640
887,446
Wireless Telecommunication Services — 0.1%
Gogo, Inc.* 5,344 53,600
Spok Holdings, Inc. 1,431 23,984
Telephone and Data Systems,
Inc. 7,978 157,167
Tingo Group, Inc.*(b) 8,034 5,543
240,294
Total Common Stocks
(Cost $172,497,836)
181,622,319
Number of
Rights
Rights — 0.0%(d)
Biotechnology — 0.0%
Aduro Biotech, Inc., CVR*(e)(f) 899 —
Chinook Therape, CVR*(e)(f) 4,511 —
Oncternal Therapeutics, Inc.,
CVR*(e)(f) 23 —
Tobira Therapeutics, Inc.,
CVR*(e)(f) 218 —
—
Investments
Number of
Rights
Value
Rights (continued)
Food Products — 0.0%(d)
Contraf-Nicotex-Tobacco
GmbH, CVR*(e)(f) 1,074 $ 537
TOTAL Rights
(Cost $2,244) 537
Securities Lending Reinvestments (g) — 1.3%
Investment Companies — 1.3%
Invesco Government & Agency Portfolio,
Institutional Class 5.28% (h)
(Cost $3,761,918) 3,761,918 3,761,918
Principal
Amount Value
Short-Term Investments — 20.4%
Repurchase Agreements (i) — 20.4%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $57,140,064
(Cost $57,131,661) $ 57,131,661 57,131,661
Total Investments — 86.7%
(Cost $233,393,659) 242,516,435
Other assets less liabilities — 13.3% 37,324,967
Net Assets — 100.0% $ 279,841,402
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $121,339.
(b) The security or a portion of this security is on loan at November
30, 2023. The total value of securities on loan at November
30, 2023 was $4,220,219, collateralized in the form of cash
with a value of $3,761,918 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the
Schedule of Portfolio Investments and $706,618 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from
December 5, 2023 – November 15, 2053. The total value of
collateral is $4,468,536.
(c) Security exempt from registration pursuant to Regulation
S under the Securities Act of 1933. Regulation S applies to
securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(d) Represents less than 0.05% of net assets.
(e) Security fair valued as of November 30, 2023 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at November 30, 2023 amounted to $537, which represents approximately 0.00% of net assets of the
Fund.
(f) Illiquid security.
(g) The security was purchased with cash collateral held from securities on loan at November 30, 2023. The total value of
securities purchased was $3,761,918.

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRAPRO RUSSELL2000
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
135
URTY
::
(h) Rate shown is the 7-day yield as of November 30, 2023.
(i) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
Abbreviations
CVR Contingent Value Rights - No defined expiration
REIT Real Estate Investment Trust
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 8,897,166
Aggregate gross unrealized depreciation (37,894,684)
Net unrealized depreciation $ (28,997,518)
Federal income tax cost $ 281,374,268
Futures Contracts Purchased
UltraPro Russell2000 had the following open long futures contracts as of November 30, 2023:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
Russell 2000 E-Mini Index 62 12/15/2023 U.S. Dollar $ 5,617,820 $ 486,675
Swap Agreements
a
UltraPro Russell2000 had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation /
(Depreciation)
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
103,305,896 3/6/2025
Bank of
America NA 5.48%
Russell 2000
®
Index
(825,576) — 825,576 —
47,644,160 11/6/2025
Barclays
Capital 5.83%
Russell 2000
®
Index
1,050,810 — (920,000) 130,810
55,189,582 2/11/2025
BNP Paribas
SA 5.48%
Russell 2000
®
Index
575,506 (198,389) — 377,117
42,723,626 11/6/2025 Citibank NA 5.62%
Russell 2000
®
Index
1,588,264 (1,501,037) — 87,227
105,456,821 3/6/2025
Goldman Sachs
International 5.73%
Russell 2000
®
Index
789,573 (789,573) — —
43,848,836 11/6/2025
Morgan
Stanley & Co.
International plc 5.78%
Russell 2000
®
Index
1,863,465 (1,863,465) — —
158,855,473 4/8/2024
Societe
Generale 5.88%
Russell 2000
®
Index
2,790,882 (2,430,146) — 360,736
95,270,229 11/7/2024 UBS AG 5.33%
Russell 2000
®
Index
1,540,716 (1,340,385) — 200,331
652,294,623 9,373,640
Total Unrealized
Appreciation
10,199,216
Total Unrealized
Depreciation
(825,576)
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

ULTRAPRO S&P500
®
:: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
136
UPRO
::
See accompanying notes to the financial statements.
Investments Shares Value
Common Stocks (a) — 63.6%
Aerospace & Defense — 1.0%
Axon Enterprise, Inc.* 3,199 $ 735,354
Boeing Co. (The)* 25,985 6,018,906
General Dynamics Corp. 10,376 2,562,561
Howmet Aerospace, Inc. 17,878 940,383
Huntington Ingalls Industries,
Inc. 1,852 438,961
L3Harris Technologies, Inc. 8,661 1,652,606
Lockheed Martin Corp. 10,255 4,591,881
Northrop Grumman Corp. 6,469 3,073,810
RTX Corp. 66,584 5,425,264
Textron, Inc. 9,070 695,306
TransDigm Group, Inc. 2,521 2,427,395
28,562,427
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. 5,354 439,296
Expeditors International of
Washington, Inc. 6,782 816,146
FedEx Corp. 10,589 2,740,751
United Parcel Service, Inc.,
Class
a
B 33,081 5,015,410
9,011,603
Automobile Components — 0.1%
Aptiv plc* 12,933 1,071,370
BorgWarner, Inc. 10,772 362,908
1,434,278
Automobiles — 1.2%
Ford Motor Co. 179,892 1,845,692
General Motors Co. 62,873 1,986,787
Tesla, Inc.* 126,284 30,318,263
34,150,742
Banks — 2.0%
Bank of America Corp. 316,156 9,639,596
Citigroup, Inc. 88,057 4,059,428
Citizens Financial Group, Inc. 21,618 589,523
Comerica, Inc. 6,044 273,310
Fifth Third Bancorp 31,173 902,458
Huntington Bancshares, Inc. 66,216 745,592
JPMorgan Chase & Co. 132,941 20,749,431
KeyCorp 42,747 529,635
M&T Bank Corp. 7,603 974,477
PNC Financial Services Group,
Inc. (The) 18,223 2,441,153
Regions Financial Corp. 42,919 715,889
Truist Financial Corp. 60,975 1,959,737
US Bancorp 71,194 2,713,915
Wells Fargo & Co. 167,386 7,463,742
Zions Bancorp NA 6,794 242,070
53,999,956
Beverages — 1.0%
Brown-Forman Corp., Class
a
B 8,398 493,299
Coca-Cola Co. (The) 177,958 10,399,866
Investments Shares Value
Common Stocks (a) (continued)
Constellation Brands, Inc.,
Class
a
A 7,400 $ 1,779,626
Keurig Dr Pepper, Inc. 46,064 1,454,240
Molson Coors Beverage Co.,
Class
a
B 8,524 524,567
Monster Beverage Corp.* 33,996 1,874,879
PepsiCo, Inc. 62,904 10,586,114
27,112,591
Biotechnology — 1.2%
AbbVie, Inc. 80,721 11,493,863
Amgen, Inc. 24,526 6,613,191
Biogen, Inc.* 6,609 1,547,035
Gilead Sciences, Inc. 56,968 4,363,749
Incyte Corp.* 8,540 464,064
Moderna, Inc.* 15,213 1,182,050
Regeneron Pharmaceuticals,
Inc.* 4,852 3,997,126
Vertex Pharmaceuticals, Inc.* 11,797 4,185,693
33,846,771
Broadline Retail — 2.3%
Amazon.com, Inc.* 415,320 60,674,099
eBay, Inc. 24,343 998,306
Etsy, Inc.* 5,590 423,778
62,096,183
Building Products — 0.3%
A O Smith Corp. 5,667 427,065
Allegion plc 4,017 426,163
Carrier Global Corp. 38,334 1,991,835
Johnson Controls International
plc 31,144 1,644,403
Masco Corp. 10,295 623,362
Trane Technologies plc 10,443 2,353,957
7,466,785
Capital Markets — 1.8%
Ameriprise Financial, Inc. 4,661 1,647,710
Bank of New York Mellon Corp.
(The) 35,589 1,719,660
BlackRock, Inc. 6,376 4,789,842
Blackstone, Inc. 32,452 3,646,631
Cboe Global Markets, Inc. 4,793 873,237
Charles Schwab Corp. (The) 68,008 4,170,251
CME Group, Inc. 16,431 3,587,873
FactSet Research Systems, Inc. 1,747 792,195
Franklin Resources, Inc. 12,987 322,078
Goldman Sachs Group, Inc.
(The) 15,135 5,169,208
Intercontinental Exchange, Inc. 26,145 2,976,347
Invesco Ltd. 20,509 292,663
MarketAxess Holdings, Inc. 1,723 413,727
Moody's Corp. 7,173 2,617,858
Morgan Stanley 58,316 4,626,791
MSCI, Inc., Class
a
A 3,645 1,898,498
Nasdaq, Inc. 15,463 863,454
Northern Trust Corp. 9,477 751,052
Raymond James Financial, Inc. 8,604 904,711
S&P Global, Inc. 14,849 6,174,660

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRAPRO S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
137
UPRO
::
Investments Shares Value
Common Stocks (a) (continued)
State Street Corp. 14,539 $ 1,058,730
T. Rowe Price Group, Inc. 10,263 1,027,634
50,324,810
Chemicals — 1.0%
Air Products and Chemicals,
Inc. 10,158 2,748,247
Albemarle Corp. 5,398 654,616
Celanese Corp., Class
a
A 4,536 628,962
CF Industries Holdings, Inc. 8,772 659,216
Corteva, Inc. 32,453 1,466,876
Dow, Inc. 32,167 1,664,642
DuPont de Nemours, Inc. 21,021 1,503,842
Eastman Chemical Co. 5,379 450,922
Ecolab, Inc. 11,580 2,220,233
FMC Corp. 5,674 304,467
International Flavors &
Fragrances, Inc. 11,656 878,629
Linde plc 22,312 9,232,036
LyondellBasell Industries NV,
Class
a
A 11,699 1,112,575
Mosaic Co. (The) 15,223 546,354
PPG Industries, Inc. 10,760 1,527,812
Sherwin-Williams Co. (The) 10,803 3,011,876
28,611,305
Commercial Services & Supplies — 0.4%
Cintas Corp. 3,931 2,174,826
Copart, Inc.* 39,702 1,993,834
Republic Services, Inc., Class
a
A 9,409 1,522,753
Rollins, Inc. 12,886 524,976
Veralto Corp.* 9,884 763,539
Waste Management, Inc. 16,889 2,887,850
9,867,778
Communications Equipment — 0.5%
Arista Networks, Inc.* 11,480 2,522,271
Cisco Systems, Inc. 186,430 9,019,483
F5, Inc.* 2,769 474,025
Juniper Networks, Inc. 14,660 417,077
Motorola Solutions, Inc. 7,671 2,476,736
14,909,592
Construction & Engineering — 0.0%(b)
Quanta Services, Inc. 6,653 1,252,826
Construction Materials — 0.1%
Martin Marietta Materials, Inc. 2,861 1,329,192
Vulcan Materials Co. 6,097 1,302,075
2,631,267
Consumer Finance — 0.3%
American Express Co. 26,592 4,541,116
Capital One Financial Corp. 17,459 1,949,472
Discover Financial Services 11,454 1,065,222
Synchrony Financial 19,132 619,111
8,174,921
Investments Shares Value
Common Stocks (a) (continued)
Consumer Staples Distribution & Retail — 1.1%
Costco Wholesale Corp. 20,301 $ 12,033,215
Dollar General Corp. 10,020 1,313,822
Dollar Tree, Inc.* 9,515 1,175,959
Kroger Co. (The) 30,232 1,338,371
Sysco Corp. 23,091 1,666,477
Target Corp. 21,142 2,829,011
Walgreens Boots Alliance, Inc. 32,781 653,653
Walmart, Inc. 65,206 10,151,922
31,162,430
Containers & Packaging — 0.2%
Amcor plc 67,309 638,089
Avery Dennison Corp. 3,719 723,346
Ball Corp. 14,441 798,443
International Paper Co. 15,819 584,354
Packaging Corp. of America 4,091 687,329
Sealed Air Corp. 6,632 221,376
Westrock Co. 11,707 481,977
4,134,914
Distributors — 0.1%
Genuine Parts Co. 6,381 847,269
LKQ Corp. 12,241 545,092
Pool Corp. 1,792 622,397
2,014,758
Diversified Telecommunication Services — 0.5%
AT&T, Inc. 326,885 5,416,484
Verizon Communications, Inc. 192,335 7,372,201
12,788,685
Electric Utilities — 1.0%
Alliant Energy Corp. 11,540 583,578
American Electric Power Co.,
Inc. 23,552 1,873,562
Constellation Energy Corp. 14,670 1,775,657
Duke Energy Corp. 35,299 3,257,392
Edison International 17,503 1,172,526
Entergy Corp. 9,675 981,142
Evergy , Inc. 10,508 536,328
Eversource Energy 15,949 947,530
Exelon Corp. 45,530 1,753,360
FirstEnergy Corp. 23,640 873,262
NextEra Energy, Inc. 92,600 5,418,026
NRG Energy, Inc. 10,477 501,220
PG&E Corp.* 95,690 1,642,997
Pinnacle West Capital Corp. 5,209 390,362
PPL Corp. 33,711 880,531
Southern Co. (The) 49,937 3,544,528
Xcel Energy, Inc. 25,279 1,537,974
27,669,975
Electrical Equipment — 0.4%
AMETEK, Inc. 10,558 1,638,918
Eaton Corp. plc 18,258 4,157,164
Emerson Electric Co. 26,193 2,328,558
Generac Holdings, Inc.* 2,882 337,396

See accompanying notes to the financial statements.
ULTRAPRO S&P500
®
:: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
138
UPRO
::
Investments Shares Value
Common Stocks (a) (continued)
Hubbell, Inc., Class
a
B 2,475 $ 742,500
Rockwell Automation, Inc. 5,278 1,453,772
10,658,308
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class
a
A 27,249 2,479,387
CDW Corp. 6,156 1,298,177
Corning, Inc. 35,110 1,000,284
Keysight Technologies, Inc.* 8,175 1,110,901
TE Connectivity Ltd. 14,427 1,889,937
Teledyne Technologies, Inc.* 2,123 855,484
Trimble, Inc.* 11,361 527,150
Zebra Technologies Corp.,
Class
a
A * 2,330 552,163
9,713,483
Energy Equipment & Services — 0.2%
Baker Hughes Co., Class
a
A 46,175 1,558,406
Halliburton Co. 41,143 1,523,526
Schlumberger NV 65,005 3,382,860
6,464,792
Entertainment — 0.8%
Electronic Arts, Inc. 11,289 1,557,995
Live Nation Entertainment, Inc.* 6,448 543,050
Netflix, Inc.* 20,301 9,622,065
Take-Two Interactive Software,
Inc.* 7,180 1,135,876
Walt Disney Co. (The)* 83,653 7,753,797
Warner Bros Discovery, Inc.* 101,433 1,059,975
21,672,758
Financial Services — 2.7%
Berkshire Hathaway, Inc.,
Class
a
B * 83,457 30,044,520
Fidelity National Information
Services, Inc. 27,049 1,586,153
Fiserv, Inc.* 27,828 3,634,615
FleetCor Technologies, Inc.* 3,369 810,245
Global Payments, Inc. 11,889 1,384,355
Jack Henry & Associates, Inc. 3,352 531,929
Mastercard, Inc., Class
a
A 38,037 15,740,852
PayPal Holdings, Inc.* 50,243 2,894,499
Visa, Inc., Class
a
A 73,532 18,874,194
75,501,362
Food Products — 0.6%
Archer-Daniels-Midland Co. 24,508 1,806,975
Bunge Global SA 6,908 758,982
Campbell Soup Co. 8,994 361,379
Conagra Brands, Inc. 21,880 618,985
General Mills, Inc. 26,815 1,707,043
Hershey Co. (The) 6,869 1,290,822
Hormel Foods Corp. 13,214 404,216
J M Smucker Co. (The) 4,623 507,282
Kellanova 12,067 634,000
Kraft Heinz Co. (The) 36,511 1,281,901
Lamb Weston Holdings, Inc. 6,697 669,901
McCormick & Co., Inc.
(Non-Voting) 11,496 745,286
Investments Shares Value
Common Stocks (a) (continued)
Mondelez International, Inc.,
Class
a
A 62,232 $ 4,422,206
Tyson Foods, Inc., Class
a
A 13,028 610,232
15,819,210
Gas Utilities — 0.0%(b)
Atmos Energy Corp. 6,809 774,932
Ground Transportation — 0.5%
CSX Corp. 91,809 2,965,431
JB Hunt Transport Services, Inc. 3,771 698,653
Norfolk Southern Corp. 10,396 2,267,991
Old Dominion Freight Line, Inc. 4,075 1,585,420
Union Pacific Corp. 27,825 6,268,138
13,785,633
Health Care Equipment & Supplies — 1.6%
Abbott Laboratories 79,337 8,274,056
Align Technology, Inc.* 3,243 693,353
Baxter International, Inc. 23,171 836,010
Becton Dickinson & Co. 13,242 3,127,496
Boston Scientific Corp.* 66,954 3,742,059
Cooper Cos., Inc. (The) 2,242 755,375
DENTSPLY SIRONA, Inc. 9,686 307,530
Dexcom, Inc.* 17,764 2,052,097
Edwards Lifesciences Corp.* 27,845 1,885,385
GE HealthCare Technologies,
Inc. 17,858 1,222,559
Hologic, Inc.* 11,214 799,558
IDEXX Laboratories, Inc.* 3,762 1,752,415
Insulet Corp.* 3,177 600,739
Intuitive Surgical, Inc.* 16,087 5,000,483
Medtronic plc 60,936 4,830,397
ResMed, Inc. 6,733 1,061,996
STERIS plc 4,543 912,870
Stryker Corp. 15,415 4,567,927
Teleflex, Inc. 2,119 478,237
Zimmer Biomet Holdings, Inc. 9,496 1,104,480
44,005,022
Health Care Providers & Services — 1.9%
Cardinal Health, Inc. 11,623 1,244,591
Cencora , Inc. 7,633 1,552,323
Centene Corp.* 24,768 1,824,906
Cigna Group (The) 13,608 3,577,271
CVS Health Corp. 58,750 3,992,063
DaVita, Inc.* 2,454 248,983
Elevance Health, Inc. 10,767 5,162,669
HCA Healthcare, Inc. 9,226 2,310,929
Henry Schein, Inc.* 5,995 400,046
Humana, Inc. 5,633 2,731,216
Laboratory Corp. of America
Holdings 4,061 880,872
McKesson Corp. 6,197 2,916,060
Molina Healthcare, Inc.* 2,664 973,852
Quest Diagnostics, Inc. 5,157 707,695
UnitedHealth Group, Inc. 42,377 23,433,210

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRAPRO S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
139
UPRO
::
Investments Shares Value
Common Stocks (a) (continued)
Universal Health Services, Inc.,
Class
a
B 2,878 $ 395,667
52,352,353
Health Care REITs — 0.1%
Healthpeak Properties, Inc.,
REIT 24,993 432,879
Ventas, Inc., REIT 18,406 843,731
Welltower, Inc., REIT 25,225 2,247,547
3,524,157
Hotel & Resort REITs — 0.0%(b)
Host Hotels & Resorts, Inc.,
REIT 32,562 568,858
Hotels, Restaurants & Leisure — 1.4%
Airbnb, Inc., Class
a
A * 19,537 2,468,305
Booking Holdings, Inc.* 1,626 5,082,388
Caesars Entertainment, Inc.* 9,874 441,565
Carnival Corp.* 46,136 694,808
Chipotle Mexican Grill, Inc.,
Class
a
A* 1,230 2,708,768
Darden Restaurants, Inc. 5,520 863,714
Domino's Pizza, Inc. 1,598 627,838
Expedia Group, Inc.* 6,256 851,942
Hilton Worldwide Holdings, Inc. 11,963 2,004,042
Las Vegas Sands Corp. 15,032 693,276
Marriott International, Inc.,
Class
a
A 11,469 2,324,766
McDonald's Corp. 33,339 9,396,264
MGM Resorts International 12,922 509,644
Norwegian Cruise Line Holdings
Ltd.* 19,499 297,750
Royal Caribbean Cruises Ltd.* 10,768 1,157,129
Starbucks Corp. 52,391 5,202,426
Wynn Resorts Ltd. 4,455 376,091
Yum! Brands, Inc. 12,896 1,619,093
37,319,809
Household Durables — 0.2%
DR Horton, Inc. 13,893 1,773,719
Garmin Ltd. 7,057 862,648
Lennar Corp., Class
a
A 11,531 1,475,045
Mohawk Industries, Inc.* 2,404 212,297
NVR, Inc.* 161 991,018
PulteGroup, Inc. 10,026 886,499
Whirlpool Corp. 2,504 272,686
6,473,912
Household Products — 0.8%
Church & Dwight Co., Inc. 11,246 1,086,701
Clorox Co. (The) 5,629 806,917
Colgate-Palmolive Co. 37,776 2,975,615
Kimberly-Clark Corp. 15,423 1,908,288
Procter & Gamble Co. (The) 107,782 16,546,693
23,324,214
Independent Power and Renewable Electricity Producers — 0.0%(b)
AES Corp. (The) 30,652 527,521
Investments Shares Value
Common Stocks (a) (continued)
Industrial Conglomerates — 0.5%
3M Co. 25,304 $ 2,506,867
General Electric Co. 49,761 6,060,890
Honeywell International, Inc. 30,310 5,938,335
14,506,092
Industrial REITs — 0.2%
Prologis, Inc., REIT 42,253 4,856,137
Insurance — 1.4%
Aflac, Inc. 24,729 2,045,336
Allstate Corp. (The) 11,966 1,649,752
American International Group,
Inc. 32,574 2,143,695
Aon plc, Class
a
A 9,273 3,046,088
Arch Capital Group Ltd.* 17,006 1,423,232
Arthur J Gallagher & Co. 9,885 2,461,365
Assurant, Inc. 2,416 405,936
Brown & Brown, Inc. 10,752 803,604
Chubb Ltd. 18,758 4,303,648
Cincinnati Financial Corp. 7,126 732,482
Everest Group Ltd. 2,027 832,185
Globe Life, Inc. 3,955 486,979
Hartford Financial Services
Group, Inc. (The) 13,959 1,091,035
Loews Corp. 8,484 596,340
Marsh & McLennan Cos., Inc. 22,607 4,508,288
MetLife, Inc. 28,853 1,835,916
Principal Financial Group, Inc. 10,170 750,851
Progressive Corp. (The) 26,821 4,399,449
Prudential Financial, Inc. 16,596 1,622,757
Travelers Cos., Inc. (The) 10,470 1,891,091
W R Berkley Corp. 9,301 674,788
Willis Towers Watson plc 4,795 1,181,009
38,885,826
Interactive Media & Services — 3.6%
Alphabet, Inc., Class
a
A * 271,341 35,960,823
Alphabet, Inc., Class
a
C * 230,847 30,915,030
Match Group, Inc.* 12,735 412,359
Meta Platforms, Inc., Class
a
A * 101,679 33,264,285
100,552,497
IT Services — 0.8%
Accenture plc, Class
a
A 28,809 9,597,430
Akamai Technologies, Inc.* 6,995 808,132
Cognizant Technology Solutions
Corp., Class
a
A 23,088 1,624,933
EPAM Systems, Inc.* 2,648 683,687
Gartner, Inc.* 3,634 1,580,209
International Business Machines
Corp. 41,644 6,603,073
VeriSign, Inc.* 4,080 865,776
21,763,240
Leisure Products — 0.0%(b)
Hasbro, Inc. 5,985 277,764

See accompanying notes to the financial statements.
ULTRAPRO S&P500
®
:: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
140
UPRO
::
Investments Shares Value
Common Stocks (a) (continued)
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc. 13,522 $ 1,728,112
Bio-Rad Laboratories, Inc.,
Class
a
A * 963 293,638
Bio-Techne Corp. 7,154 449,987
Charles River Laboratories
International, Inc.* 2,327 458,605
Danaher Corp. 30,052 6,710,912
Illumina, Inc.* 7,196 733,632
IQVIA Holdings, Inc.* 8,406 1,799,725
Mettler-Toledo International,
Inc.* 1,011 1,103,941
Revvity , Inc. 5,647 502,018
Thermo Fisher Scientific, Inc. 17,678 8,764,045
Waters Corp.* 2,704 758,770
West Pharmaceutical Services,
Inc. 3,365 1,180,307
24,483,692
Machinery — 1.1%
Caterpillar, Inc. 23,340 5,851,805
Cummins, Inc. 6,441 1,443,815
Deere & Co. 12,447 4,535,811
Dover Corp. 6,355 897,072
Fortive Corp. 16,133 1,112,854
IDEX Corp. 3,450 695,796
Illinois Tool Works, Inc. 12,572 3,045,064
Ingersoll Rand, Inc. 18,514 1,322,455
Nordson Corp. 2,470 581,290
Otis Worldwide Corp. 18,801 1,612,938
PACCAR, Inc. 23,899 2,194,360
Parker-Hannifin Corp. 5,884 2,548,831
Pentair plc 7,562 488,051
Snap-on, Inc. 2,409 661,728
Stanley Black & Decker, Inc. 7,060 641,754
Westinghouse Air Brake
Technologies Corp. 8,209 956,841
Xylem, Inc. 11,012 1,157,692
29,748,157
Media — 0.4%
Charter Communications, Inc.,
Class
a
A * 4,619 1,848,200
Comcast Corp., Class
a
A 188,182 7,882,944
Fox Corp., Class
a
A 11,579 342,044
Fox Corp., Class
a
B 6,051 167,371
Interpublic Group of Cos., Inc.
(The) 17,611 541,362
News Corp., Class
a
A 17,473 385,105
News Corp., Class
a
B 5,308 122,296
Omnicom Group, Inc. 9,048 729,540
Paramount Global, Class
a
B (c) 22,034 316,629
12,335,491
Metals & Mining — 0.3%
Freeport-McMoRan, Inc. 65,594 2,447,968
Newmont Corp. 52,779 2,121,188
Nucor Corp. 11,394 1,936,638
Investments Shares Value
Common Stocks (a) (continued)
Steel Dynamics, Inc. 7,069 $ 842,130
7,347,924
Multi-Utilities — 0.4%
Ameren Corp. 12,101 938,917
CenterPoint Energy, Inc. 28,828 814,967
CMS Energy Corp. 13,322 756,157
Consolidated Edison, Inc. 15,767 1,420,764
Dominion Energy, Inc. 38,292 1,736,159
DTE Energy Co. 9,435 982,278
NiSource, Inc. 18,875 483,955
Public Service Enterprise Group,
Inc. 22,874 1,428,024
Sempra 28,749 2,094,940
WEC Energy Group, Inc. 14,499 1,212,406
11,868,567
Office REITs — 0.0%(b)
Alexandria Real Estate Equities,
Inc., REIT 7,070 773,458
Boston Properties, Inc., REIT 6,629 377,389
1,150,847
Oil, Gas & Consumable Fuels — 2.4%
APA Corp. 14,021 504,756
Chevron Corp. 81,132 11,650,555
ConocoPhillips 54,764 6,329,075
Coterra Energy, Inc. 34,635 909,169
Devon Energy Corp. 29,294 1,317,351
Diamondback Energy, Inc. 8,151 1,258,596
EOG Resources, Inc. 26,615 3,275,508
EQT Corp. 16,525 660,339
Exxon Mobil Corp. 184,965 19,003,304
Hess Corp. 12,629 1,775,132
Kinder Morgan, Inc. 88,651 1,557,598
Marathon Oil Corp. 27,751 705,708
Marathon Petroleum Corp. 18,300 2,730,177
Occidental Petroleum Corp. 30,304 1,792,482
ONEOK, Inc. 26,468 1,822,322
Phillips 66 20,328 2,620,076
Pioneer Natural Resources Co. 10,673 2,472,294
Targa Resources Corp. 10,234 925,665
Valero Energy Corp. 16,184 2,028,826
Williams Cos., Inc. (The) 55,631 2,046,665
65,385,598
Passenger Airlines — 0.1%
Alaska Air Group, Inc.* 5,852 221,264
American Airlines Group, Inc.* 29,916 371,856
Delta Air Lines, Inc. 29,462 1,088,032
Southwest Airlines Co. 27,208 695,709
United Airlines Holdings, Inc.* 14,996 590,842
2,967,703
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The),
Class
a
A 10,628 1,357,089
Kenvue , Inc. 78,841 1,611,510
2,968,599

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRAPRO S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
141
UPRO
::
Investments Shares Value
Common Stocks (a) (continued)
Pharmaceuticals — 2.5%
Bristol-Myers Squibb Co. 95,580 $ 4,719,740
Catalent, Inc.* 8,266 321,134
Eli Lilly & Co. 36,464 21,551,682
Johnson & Johnson 110,092 17,026,829
Merck & Co., Inc. 116,046 11,892,394
Pfizer, Inc. 258,163 7,866,227
Viatris , Inc. 54,874 503,743
Zoetis, Inc., Class
a
A 21,083 3,724,734
67,606,483
Professional Services — 0.5%
Automatic Data Processing, Inc. 18,811 4,325,025
Broadridge Financial Solutions,
Inc. 5,359 1,038,681
Ceridian HCM Holding, Inc.* 7,064 486,710
Equifax, Inc. 5,576 1,213,951
Jacobs Solutions, Inc. 5,734 729,250
Leidos Holdings, Inc. 6,265 672,360
Paychex, Inc. 14,635 1,785,031
Paycom Software, Inc. 2,229 404,920
Robert Half, Inc. 4,870 399,243
Verisk Analytics, Inc., Class
a
A 6,659 1,607,682
12,662,853
Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class
a
A * 14,169 1,118,784
CoStar Group, Inc.* 18,715 1,554,094
2,672,878
Residential REITs — 0.2%
AvalonBay Communities, Inc.,
REIT 6,459 1,117,020
Camden Property Trust, REIT 4,852 437,942
Equity Residential, REIT 15,767 896,196
Essex Property Trust, Inc., REIT 2,900 619,034
Invitation Homes, Inc., REIT 26,301 877,401
Mid-America Apartment
Communities, Inc., REIT 5,365 667,835
UDR, Inc., REIT 13,827 461,822
5,077,250
Retail REITs — 0.2%
Federal Realty Investment Trust,
REIT 3,341 319,366
Kimco Realty Corp., REIT 28,394 548,572
Realty Income Corp., REIT 32,420 1,749,383
Regency Centers Corp., REIT 7,525 472,420
Simon Property Group, Inc.,
REIT 14,957 1,867,980
4,957,721
Semiconductors & Semiconductor Equipment — 4.9%
Advanced Micro Devices, Inc.* 73,896 8,953,299
Analog Devices, Inc. 22,930 4,204,903
Applied Materials, Inc. 38,442 5,757,843
Broadcom, Inc. 20,072 18,581,253
Enphase Energy, Inc.* 6,214 627,738
Investments Shares Value
Common Stocks (a) (continued)
First Solar, Inc.* 4,859 $ 766,653
Intel Corp. 191,559 8,562,687
KLA Corp. 6,231 3,393,527
Lam Research Corp. 6,120 4,381,430
Microchip Technology, Inc. 24,856 2,073,985
Micron Technology, Inc. 50,108 3,814,221
Monolithic Power Systems, Inc. 2,158 1,184,138
NVIDIA Corp. 112,979 52,840,278
NXP Semiconductors NV 11,781 2,404,266
ON Semiconductor Corp.* 19,735 1,407,698
Qorvo, Inc.* 4,507 434,926
QUALCOMM, Inc. 51,016 6,583,615
Skyworks Solutions, Inc. 7,250 702,743
SolarEdge Technologies, Inc.* 2,614 207,499
Teradyne, Inc. 7,099 654,741
Texas Instruments, Inc. 41,535 6,342,810
133,880,253
Software — 7.2%
Adobe, Inc.* 20,870 12,751,779
ANSYS, Inc.* 3,947 1,157,892
Autodesk, Inc.* 9,766 2,133,187
Cadence Design Systems, Inc.* 12,407 3,390,461
Fair Isaac Corp.* 1,147 1,247,477
Fortinet, Inc.* 29,834 1,568,075
Gen Digital, Inc. 25,698 567,412
Intuit, Inc. 12,888 7,364,977
Microsoft Corp. 339,845 128,770,669
Oracle Corp. 71,989 8,365,842
Palo Alto Networks, Inc.* 13,960 4,119,456
PTC, Inc.* 5,393 848,643
Roper Technologies, Inc. 4,851 2,611,051
Salesforce, Inc.* 44,541 11,219,878
ServiceNow, Inc.* 9,330 6,397,954
Synopsys, Inc.* 7,002 3,803,696
Tyler Technologies, Inc.* 1,930 789,061
197,107,510
Specialized REITs — 0.7%
American Tower Corp., REIT 21,304 4,447,849
Crown Castle, Inc., REIT 19,834 2,326,132
Digital Realty Trust, Inc., REIT 13,808 1,916,274
Equinix, Inc., REIT 4,326 3,525,733
Extra Space Storage, Inc., REIT 9,664 1,257,963
Iron Mountain, Inc., REIT 13,328 854,991
Public Storage, REIT 7,193 1,861,261
SBA Communications Corp.,
Class
a
A , REIT 4,935 1,218,748
VICI Properties, Inc., Class
a
A ,
REIT 46,315 1,384,355
Weyerhaeuser Co., REIT 33,430 1,048,030
19,841,336
Specialty Retail — 1.3%
AutoZone, Inc.* 828 2,161,022
Bath & Body Works, Inc. 10,468 341,466
Best Buy Co., Inc. 8,835 626,755
CarMax, Inc.* 7,191 459,793
Home Depot, Inc. (The) 45,977 14,413,330
Lowe's Cos., Inc. 26,845 5,337,591

See accompanying notes to the financial statements.
ULTRAPRO S&P500
®
:: NOVEMBER 30, 2023
(
UNAUDITED
)
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
142
UPRO
::
Investments Shares Value
Common Stocks (a) (continued)
O'Reilly Automotive, Inc.* 2,800 $ 2,750,664
Ross Stores, Inc. 15,542 2,026,366
TJX Cos., Inc. (The) 52,524 4,627,890
Tractor Supply Co. 4,954 1,005,711
Ulta Beauty, Inc.* 2,256 961,033
34,711,621
Technology Hardware, Storage & Peripherals — 4.8%
Apple, Inc. 672,181 127,680,781
Hewlett Packard Enterprise Co. 59,024 998,096
HP, Inc. 39,640 1,163,038
NetApp, Inc. 9,586 876,064
Seagate Technology Holdings
plc 8,767 693,470
Western Digital Corp.* 14,588 704,746
132,116,195
Textiles, Apparel & Luxury Goods — 0.3%
Lululemon Athletica, Inc.* 5,380 2,403,784
NIKE, Inc., Class
a
B 56,011 6,176,333
Ralph Lauren Corp., Class
a
A 1,883 243,622
Tapestry, Inc. 10,628 336,589
VF Corp. 15,185 254,045
9,414,373
Tobacco — 0.4%
Altria Group, Inc. 81,167 3,412,261
Philip Morris International, Inc. 71,047 6,632,948
10,045,209
Trading Companies & Distributors — 0.2%
Fastenal Co. 26,183 1,570,195
United Rentals, Inc. 3,101 1,476,138
WW Grainger, Inc. 2,075 1,631,344
4,677,677
Water Utilities — 0.0%(b)
American Water Works Co., Inc. 8,912 1,174,958
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. 23,741 3,571,834
Total Common Stocks
(Cost $1,916,593,602)
1,752,327,206
Securities Lending Reinvestments (d) — 0.0% (b)
Investment Companies — 0.0% (b)
Invesco Government & Agency Portfolio,
Institutional Class 5.28% (e)
(Cost $15,561) 15,561 15,561
Investments
Principal
Amount Value
Short-Term Investments — 16.2%
Repurchase Agreements (f) — 2.8%
Repurchase Agreements
with various counterparties,
rates 5.10% - 5.31%, dated
11/30/2023, due 12/1/2023,
total to be received $76,778,363
(Cost $76,767,074) $ 76,767,074 $ 76,767,074
U.S. Treasury Obligations (a) — 13.4%
U.S. Treasury Bills
5.36%, 12/7/2023 (g) 50,000,000 49,956,072
5.38%, 12/12/2023 (g) 25,000,000 24,959,774
5.33%, 1/25/2024 (g) 100,000,000 99,193,588
5.31%, 2/27/2024 (g) 100,000,000 98,718,653
5.39%, 5/9/2024 (g) 100,000,000 97,705,481
Total U.S. Treasury Obligations
(Cost $370,497,352) 370,533,568
Total Short-Term Investments
(Cost $447,264,426) 447,300,642
Total Investments — 79.8%
(Cost $2,363,873,589) 2,199,643,409
Other assets less liabilities — 20.2% 557,530,361
Net Assets — 100.0% $ 2,757,173,770
* Non-income producing security.
(a) All or a portion of these securities are segregated in connection with obligations for swaps with a total value of $350,969,914.
(b) Represents less than 0.05% of net assets.
(c) The security or a portion of this security is on loan at November
30, 2023. The total value of securities on loan at November
30, 2023 was $15,160, collateralized in the form of cash with a value of $15,561 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of
Portfolio Investments.
(d) The security was purchased with cash collateral held from securities on loan at November 30, 2023. The total value of
securities purchased was $15,561.
(e) Rate shown is the 7-day yield as of November 30, 2023.
(f) The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See "Repurchase Agreements" in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the
securities subject to repurchase.
(g) The rate shown was the current yield as of November 30, 2023.
As of November 30, 2023, the gross unrealized appreciation
(depreciation) of investments based on the aggregate cost of investment securities and derivative instruments, if applicable, for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation $ 389,438,917
Aggregate gross unrealized depreciation (223,102,961)
Net unrealized appreciation $ 166,335,956
Federal income tax cost $ 2,385,311,984

See accompanying notes to the financial statements.
NOVEMBER 30, 2023
(
UNAUDITED
)
:: ULTRAPRO S&P500
®
SCHEDULE OF PORTFOLIO INVESTMENTS
PROSHARES TRUST
143
UPRO
::
Futures Contracts Purchased
UltraPro S&P500
®
had the following open long futures contracts as of November 30, 2023:
Number of
Contracts
AAAAAA
Expiration Date
AAAAAA
Trading
Currency
AA
Notional Amount
AAAAAA
Value and
Unrealized
Appreciation
AAAAAA
S&P 500 E-Mini Index 564 12/15/2023 U.S. Dollar $ 129,064,350 $ 6,704,227
Swap Agreements
a
UltraPro S&P500
®
had the following open non-exchange traded total return swap agreements as of November 30, 2023:
Notional
Amount
($)
A
Termination
Date
b
A
Counterparty
A
Rate Paid
(Received)
c
A
Reference
Instrument
A
Value and
Unrealized
Appreciation
d
($)
A
Financial
Instruments for
the Benefit of
(the Fund)/the
Counterparty ($)
A
Cash Collateral
for the
Benefit of
(the Fund)/the
Counterparty ($)
A
Net
Amount
e
($)
A
658,626,514 3/6/2025
Bank of
America NA 5.93% S&P 500
®
57,279,561 (56,839,066) (369,216) 71,279
1,272,273,902 2/11/2025
BNP Paribas
SA 5.93% S&P 500
®
44,322,146 (40,634,700) (13) 3,687,433
894,046,358 3/6/2025 Citibank NA 5.93% S&P 500
®
44,360,170 (41,948,727) (35,021) 2,376,422
669,840,463 4/8/2024
Goldman Sachs
International 5.93% S&P 500
®
33,119,473 (32,970,662) — 148,811
877,067,846 11/6/2024
J.P. Morgan
Securities 5.73% S&P 500
®
34,582,275 (18,094,204) — 16,488,071
499,059,557 3/6/2025
Morgan
Stanley & Co.
International plc 5.88% S&P 500
®
40,068,323 (39,738,761) (329,562) —
775,187,635 4/8/2024
Societe
Generale 5.98% S&P 500
®
37,312,386 (35,723,600) — 1,588,786
743,815,984 11/7/2024 UBS AG 5.83% S&P 500
®
54,255,970 (52,804,904) — 1,451,066
6,389,918,259 345,300,304
Total Unrealized
Appreciation
345,300,304
a The Fund's Swap Agreements are not accounted for as hedging instruments under ASC 815.
b Agreements may be terminated at will by either party without penalty. Payment is due at termination/maturity.
c Reflects the floating financing rate, as of November 30, 2023, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions. This amount is included as part of the unrealized appreciation/(depreciation).
d The Fund discloses amounts due to the Fund from the counterparty (unrealized appreciation on swap agreements) at period end as an asset on its Statement of
Assets and Liabilities. Amounts due to the counterparty from the Fund (unrealized depreciation on swap agreements) are disclosed as a liability on its Statement of
Assets and Liabilities. The Fund presents these amounts on a gross basis and does not offset or "net" these amounts on its Statement of Assets and Liabilities.
e Represents the "uncollateralized" amount due from or (to) the counterparty at period end. These amounts could be due to timing differences between the movement of collateral in relation to market movements, or due to agreement provisions allowing minimum "thresholds" that would need to be exceeded prior to the movement of collateral. To the extent that a net amount is due from a counterparty, the Fund would be exposed to the counterparty by such amount and could suffer losses or delays in recovery of that amount in the event of a counterparty default.

        (b)           Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.
Not applicable.
Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 9. Purchase of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.
Not applicable to the Registrant.
Item 10. Submission of Matters to a Vote of Security Holders.
The Registrant did not have in place procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.
Item 11. Controls and Procedures.

(a)           The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
        (b)           There were no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable to the Registrant.
Item 13. Exhibits.
        (a)(1)      Annual item, not applicable.

(a)(2)

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)

Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
ProShares Trust

By:	/s/ Todd B. Johnson
Todd B. Johnson
President and Principal Executive Officer
February 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Todd B. Johnson
Todd B. Johnson
President and Principal Executive Officer
February 5, 2024

By:	/s/ Maria Clem Sell
Maria Clem Sell
Treasurer and Principal Financial Officer
February 5, 2024